UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                   811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                 (Zip code)

Principal Management Corporation,
Principal Financial Group, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                  -------------------

Date of fiscal year end:           October 31, 2007
                                   ---------------------------

Date of reporting period:          April 30, 2007
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS



                            CLASS A, B, & C SHARES

                 Principal Funds: Equity & Fixed-Income Funds

                               Semiannual Report

                                April 30, 2007

                            (Logo of Stocks Bonds)

                               Table of Contents

                      Letter from the President                                                     1
                      Large U.S. Equity Funds' Performance and Composition:
                         Equity Income Fund I                                                       2
                         Disciplined LargeCap Blend Fund                                            3
                         Partners LargeCap Blend Fund                                               4
                         Partners LargeCap Blend Fund I                                             5
                         LargeCap Growth Fund                                                       6
                         Partners LargeCap Growth Fund I                                            7
                         Partners LargeCap Growth Fund II                                           8
                         LargeCap S&P 500 Index Fund                                                9
                         LargeCap Value Fund                                                       10
                         Partners LargeCap Value Fund                                              11
                      Small/Mid U.S. Equity Funds' Performance and Composition:
                         MidCap Blend Fund                                                         12
                         Partners MidCap Growth Fund                                               13
                         Partners MidCap Growth Fund I                                             14
                         MidCap Stock Fund                                                         15
                         Partners MidCap Value Fund                                                16
                         Real Estate Securities Fund                                               17
                         SmallCap Blend Fund                                                       18
                         SmallCap Growth Fund                                                      19
                         Partners SmallCap Growth Fund II                                          20
                         SmallCap Value Fund                                                       21
                         West Coast Equity Fund                                                    22
                      International Equity Funds' Performance and Composition:
[GRAPHIC APPEAR HERE]    Diversified International Fund                                            23
                         International Emerging Markets Fund                                       24
                      Fixed-Income Funds' Performance and Composition:
                         Bond & Mortgage Securities Fund                                           25
                         California Insured Intermediate Municipal Fund                            26
                         California Municipal Fund                                                 27
                         Government & High Quality Bond Fund                                       28
                         High Yield Fund II                                                        29
                         Income Fund                                                               30
                         Inflation Protection Fund                                                 31
                         Mortgage Securities Fund                                                  32
                         Preferred Securities Fund                                                 33
                         Tax-Exempt Bond Fund I                                                    34
                      Short-Term Fixed-Income Funds' Performance and Composition:
                         Short-Term Bond Fund                                                      35
                         Short-Term Income Fund                                                    36
                         Ultra Short Bond Fund                                                     37
                         Money Market Fund                                                         38
                      Glossary                                                                     39
                      Shareholder Expense Example                                                  42
                      Financial Statements                                                         48
                      Notes to Financial Statements                                               113
                      Schedules of Investments                                                    128
                      Financial Highlights                                                        342
                      Supplemental Information                                                    379

                               Not FDIC Insured
              May Lose Value . Not a Deposit . No Bank Guarantee
                 Not Insured by any Federal Government Agency

                            (GRAPHIC APPEARS HERE)

Dear Shareholder,

I am pleased to present the first set of Principal Funds shareholder reports published after the acquisition of WM Advisors, Inc and its subsidiaries. For many of you the name of our fund family may be new, but your investment and the portfolio manager responsible for it remain very familiar. Others may be new investors who joined us during the growth we've experienced since the acquisition. I'd like to welcome all of you to Principal Funds and introduce you to the investments and performance included in this report.

Markets advance despite obstacles

During the six-month period ended April 30, 2007, stock markets advanced as solid corporate earnings and a lack of Federal Reserve action on interest rates offset mixed economic data. A particularly strong equity rally in April erased an earlier pullback, leaving the S&P 500 up 8.60% for the period.* Uncertainty about the outlook for interest rates, however, weighed more heavily on fixed-income securities over this time frame. The Lehman Brothers Aggregate Bond Index closed the period with a total return of 2.64%.*

Multiple options for building diversification

To balance the potential risks and rewards of uncertain markets, investors can utilize a diversified portfolio that spreads an investment across multiple asset classes. Principal Funds offers options that cover all core asset classes and investment styles, along with several niche funds that can give your portfolio exposure to new investment opportunities. The following pages show the performance and composition of our equity and fixed-income funds:

..  Ten equity funds investing in large-cap growth, blend, or value investments.

.. Eleven equity funds investing in small- or mid-cap growth, blend, or value investments. They include a West Coast regional fund and a fund that invests in real estate investment trusts (REITs).

.. Two international equity funds investing in developed or emerging market securities.

.. Ten fixed-income funds investing in corporate, government, mortgage, municipal, or preferred securities.

.. Four fixed-income funds investing in short-term securities or money market instruments.

We encourage you and your financial advisor to take a look at our entire fund family for products that can help customize your investment portfolio.

On behalf of everyone at Principal Funds, thank you for your continued support and trust.

Sincerely,

/s/ Ralph C. Eucher
-----------------------------
Ralph Eucher, President & CEO
Principal Funds                            [GRAPHIC APPEARS HERE]

Note: Diversification does not guarantee a profit or protect against a loss.
--------
* The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

                             Equity Income Fund I

Portfolio Manager:

Joseph T. Suty, CFA
Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                           Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Inception Date
                                           ------- ------ ------ ------- --------- --------- --------------------
Class A Shares      Excluding Sales Charge   9.51% 15.26% 12.62%  11.27%   9.24%    5/31/39             --
                    Including Sales Charge   3.47%  8.92% 11.35%  10.64%   9.15%
Class B Shares      Excluding Sales Charge   9.06% 14.28% 11.61%  10.50%   8.38%    3/30/94        5/31/39
                    Including Sales Charge   4.06%  9.28% 11.35%  10.50%   8.38%
Class C Shares      Excluding Sales Charge   9.08% 14.36% 11.72%  10.39%   8.39%     3/1/02        5/31/39
                    Including Sales Charge   8.08% 13.36% 11.72%  10.39%   8.39%
S&P 500/2/                                   8.60% 15.24%  8.54%   8.05%     --
S&P 500/Citigroup Value Index/2/            10.09% 17.23% 11.10%   9.28%     --
Morningstar Large Value                      9.47% 15.98%  9.70%   9.13%     --
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.87%   0.87%
Class B Shares                                           1.73%   1.73%
Class C Shares                                           1.64%   1.64%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 7.03% (1-year); 9.72% (5-year);
                10.39% (10-year); 9.10% (since inception)

Class B Shares: 7.33% (1-year); 9.71% (5-year);
                10.24% (10-year); 8.32% (since inception)

Class C Shares: 11.39% (1-year); 10.09% (5-year);
                10.13% (10-year); 8.34% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       33%      31%     +2%
Consumer, Non-cyclical                          14%      15%     -1%
Communications                                  14%      13%     +1%
Industrial                                      11%      11%      0%
Energy                                           7%       8%     -1%
Technology                                       6%       9%     -3%
Consumer, Cyclical                               6%       5%     +1%
Utilities                                        4%       2%     +2%
Basic Materials                                  2%       3%     -1%
Government                                       1%       1%      0%
Cash Equivalents                                 2%       2%      0%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                            Large U.S. Equity Funds

                        Disciplined LargeCap Blend Fund

Portfolio Manager:

Jeffrey A. Schwarte, CFA, CPA
Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                         Extended
                                                                                        Performance
                                                                      Since   Inception  Inception
                                                     6-Month 1-Year Inception   Date       Date
                                                     ------- ------ --------- --------- -----------
Class A Shares            Excluding Sales Charge      8.54%  13.26%   14.82%   6/28/05   12/30/02
                          Including Sales Charge      2.54%   7.01%   13.34%
Class B Shares            Excluding Sales Charge      8.00%  12.15%   13.87%   6/28/05   12/30/02
                          Including Sales Charge      3.00%   7.15%   13.57%
Class C Shares            Excluding Sales Charge      7.99%  12.42%   14.06%   1/16/07   12/30/02
                          Including Sales Charge      6.99%  11.42%   14.06%
S&P 500/2/                                            8.60%  15.24%   14.84%
Morningstar Large Blend                               8.80%  13.17%   14.55%
Category Average/2/

                                                                 Gross    Net
                                                                Expense Expense
Total Investment Expense                                         Ratio   Ratio
------------------------                                        ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                                   1.20%   0.88%
Class B Shares                                                   2.19%   1.91%
Class C Shares                                                   3.50%   1.82%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 3.93% (1-year); 12.50% (since inception)

Class B Shares: 3.89% (1-year); 12.76% (since inception)

Class C Shares: 8.20% (1-year); 13.27% (since inception)

                                                         As of   As of
Portfolio Composition/3/                                4/30/07 10/31/06 Change
------------------------                                ------- -------- ------
Sector
Financial                                                 21%      22%     -1%
Consumer, Non-cyclical                                    21%      20%     +1%
Technology                                                12%      11%     +1%
Industrial                                                10%      11%     -1%
Energy                                                    10%       9%     +1%
Communications                                            10%      11%     -1%
Consumer, Cyclical                                         8%       9%     -1%
Utilities                                                  4%       3%     +1%
Basic Materials                                            3%       3%      0%
Exchange-Traded Funds                                      1%       0%     +1%
Cash Equivalents                                           0%       1%     -1%

2 See pages 39- 41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the Disciplined LargeCap Blend Fund's benchmarks are calculated from 12/31/02. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                            Large U.S. Equity Funds

                         Partners LargeCap Blend Fund

Portfolio Managers:

Richard T. Whitney, CFA
Anna M. Dopkin, CFA

T. Rowe Price Associates, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                Extended
                                                                                               Performance
                                                                             Since   Inception  Inception
                                                     6-Month 1-Year 5-Year Inception   Date       Date
                                                     ------- ------ ------ --------- --------- -----------
Class A Shares            Excluding Sales Charge      8.60%  14.52%  7.54%   4.51%    6/28/05    12/6/00
                          Including Sales Charge      2.66%   8.22%  6.34%   3.55%
Class B Shares            Excluding Sales Charge      8.25%  13.88%  6.77%   3.76%    6/28/05    12/6/00
                          Including Sales Charge      3.25%   8.88%  6.46%   3.76%
Class C Shares            Excluding Sales Charge      8.34%  13.72%  6.73%   3.72%    1/16/07    12/6/00
                          Including Sales Charge      7.34%  12.72%  6.73%   3.72%
S&P 500/2/                                            8.60%  15.24%  8.54%   3.59%
Morningstar Large Blend                               8.80%  13.17%  8.16%   3.83%
Category Average/2/

                                             Gross          Net
Total Investment Expense                 Expense Ratio Expense Ratio
------------------------                 ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                               1.41%         1.40%
Class B Shares                               2.18%         2.17%
Class C Shares                               4.09%         2.20%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 5.08% (1-year); 4.50% (5-year);
                2.90% (since inception)

Class B Shares: 5.53% (1-year); 4.61% (5-year);
                3.12% (since inception)

Class C Shares: 9.28% (1-year); 4.87% (5-year);
                3.06% (since inception)

                                          As of   As of
Portfolio Composition/3/                 4/30/07 10/31/06 Change
------------------------                 ------- -------- ------
Sector
Financial                                  21%      22%     -1%
Consumer, Non-cyclical                     20%      20%      0%
Communications                             11%      12%     -1%
Industrial                                 11%      11%      0%
Energy                                     11%      10%     +1%
Technology                                 10%      10%      0%
Consumer, Cyclical                          8%       8%      0%
Utilities                                   3%       3%      0%
Basic Materials                             3%       2%     +1%
Cash Equivalents                            2%       2%      0%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                            Large U.S. Equity Funds

                        Partners LargeCap Blend Fund I

Portfolio Managers:

Melissa R. Brown, CFA
Robert C. Jones, CFA

Goldman Sachs Asset Management, L.P.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                          Extended
                                                                                         Performance
                                                                       Since   Inception  Inception
                                               6-Month 1-Year 5-Year Inception   Date       Date
                                               ------- ------ ------ --------- --------- -----------
Class A Shares          Excluding Sales Charge  8.11%  12.39%  7.49%   0.92%    6/28/05    12/6/00
                        Including Sales Charge  2.17%   6.20%  6.27%   0.03%
Class B Shares          Excluding Sales Charge  7.56%  11.23%  6.60%   0.09%    6/28/05    12/6/00
                        Including Sales Charge  2.56%   6.23%  6.28%   0.09%
Class C Shares          Excluding Sales Charge  7.65%  11.65%  6.61%   0.09%    1/16/07    12/6/00
                        Including Sales Charge  6.65%  10.65%  6.61%   0.09%
S&P 500/2/                                      8.60%  15.24%  8.54%   3.59%
Morningstar Large Blend                         8.80%  13.17%  8.16%   3.83%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.13%   1.11%
Class B Shares                                           2.13%   2.11%
Class C Shares                                           3.80%   1.90%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 3.34% (1-year); 4.05% (5-year);
                -0.61% (since inception)

Class B Shares: 3.14% (1-year); 4.03% (5-year);
                -0.55% (since inception)

Class C Shares: 7.50% (1-year); 4.39% (5-year);
                -0.54% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          22%      22%      0%
Financial                                       21%      19%     +2%
Communications                                  14%      13%     +1%
Technology                                      11%      10%     +1%
Industrial                                      11%      10%     +1%
Energy                                          10%       9%     +1%
Consumer, Cyclical                               6%       6%      0%
Utilities                                        3%       3%      0%
Basic Materials                                  2%       2%      0%
Cash Equivalents                                 0%       6%     -6%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                            Large U.S. Equity Funds

                             LargeCap Growth Fund

Portfolio Manager:

Anthony Rizza, CFA
Columbus Circle Investors

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                  Extended
                                                                                                 Performance
                                                                               Since   Inception  Inception
                                                       6-Month 1-Year 5-Year Inception   Date       Date
                                                       ------- ------ ------ --------- --------- -----------
Class A Shares                  Excluding Sales Charge  7.76%   8.31%  7.33%   -1.82%   6/28/05    12/6/00
                                Including Sales Charge  1.86%   2.36%  6.12%   -2.68%
Class B Shares                  Excluding Sales Charge  7.19%   7.19%  6.45%   -2.63%   6/28/05    12/6/00
                                Including Sales Charge  2.19%   2.19%  6.13%   -2.63%
Class C Shares                  Excluding Sales Charge  7.16%   7.33%  6.35%   -2.73%   1/16/07    12/6/00
                                Including Sales Charge  6.16%   6.33%  6.35%   -2.73%
Russell 1000(R) Growth Index/2/                         8.42%  12.25%  6.23%   -0.60%
Morningstar Large Growth                                7.81%   8.24%  6.01%   -0.31%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.23%   1.23%
Class B Shares                                           2.20%   2.20%
Class C Shares                                           2.98%   2.03%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -0.62% (1-year); 3.72% (5-year);
                -3.27% (since inception)

Class B Shares: -0.96% (1-year); 3.70% (5-year);
                -3.20% (since inception)

Class C Shares: 3.26% (1-year); 3.96% (5-year);
                -3.29% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          29%      26%     +3%
Consumer, Cyclical                              17%      18%     -1%
Technology                                      14%      15%     -1%
Communications                                  13%      13%      0%
Financial                                        9%      13%     -4%
Industrial                                       4%       4%      0%
Basic Materials                                  4%       2%     +2%
Energy                                           3%       3%      0%
Cash Equivalents                                 7%       6%     +1%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                            Large U.S. Equity Funds

                        Partners LargeCap Growth Fund I

Portfolio Manager:

Robert W. Sharps, CFA, CPA
T. Rowe Price Associates, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                  Extended
                                                                                                 Performance
                                                                               Since   Inception  Inception
                                                       6-Month 1-Year 5-Year Inception   Date       Date
                                                       ------- ------ ------ --------- --------- -----------
Class A Shares                  Excluding Sales Charge  8.68%  10.55%  4.57%   -1.63%   6/28/05    12/6/00
                                Including Sales Charge  2.71%   4.51%  3.39%   -2.50%
Class B Shares                  Excluding Sales Charge  8.15%   9.62%  3.76%   -2.38%   6/28/05    12/6/00
                                Including Sales Charge  3.15%   4.62%  3.42%   -2.38%
Class C Shares                  Excluding Sales Charge  9.01%  10.60%  4.01%   -2.19%   1/16/07    12/6/00
                                Including Sales Charge  8.01%   9.60%  4.01%   -2.19%
Russell 1000(R) Growth Index/2/                         8.42%  12.25%  6.23%   -0.60%
Morningstar Large Growth                                7.81%   8.24%  6.01%   -0.31%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.57%   1.56%
Class B Shares                                           2.47%   2.46%
Class C Shares                                           4.06%   2.20%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -1.82% (1-year); 1.03% (5-year);
                -3.23% (since inception)

Class B Shares: -2.01% (1-year); 1.01% (5-year);
                -3.10% (since inception)

Class C Shares: 2.21% (1-year); 1.50% (5-year);
                -3.00% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Technology                                      24%      22%     +2%
Communications                                  21%      17%     +4%
Consumer, Cyclical                              17%      15%     +2%
Consumer, Non-cyclical                          17%      21%     -4%
Financial                                        9%      10%     -1%
Industrial                                       8%       8%      0%
Energy                                           2%       2%      0%
Basic Materials                                  1%       1%      0%
Cash Equivalents                                 1%       4%     -3%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                            Large U.S. Equity Funds

                       Partners LargeCap Growth Fund II

Portfolio Managers:

Prescott LeGard, CFA                             James Boffa
Gregory J. Woodhams, CFA                         Kurt Zyla

American Century Investment Management, Inc.     BNY Investment Advisors

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                  Extended
                                                                                                 Performance
                                                                               Since   Inception  Inception
                                                       6-Month 1-Year 5-Year Inception   Date       Date
                                                       ------- ------ ------ --------- --------- -----------
Class A Shares                  Excluding Sales Charge  6.24%  10.58%  4.86%   -1.64%   6/28/05    12/6/00
                                Including Sales Charge  0.39%   4.49%  3.68%   -2.50%
Class C Shares                  Excluding Sales Charge  5.89%   9.76%  4.07%   -2.38%   1/16/07    12/6/00
                                Including Sales Charge  4.91%   8.76%  4.07%   -2.38%
Russell 1000(R) Growth Index/2/                         8.42%  12.25%  6.23%   -0.60%
Morningstar Large Growth                                7.81%   8.24%  6.01%   -0.31%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           10.04%  1.70%
Class C Shares                                            4.31%  2.45%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -0.52% (1-year); 1.38% (5-year);
                -3.23% (since inception)

Class C Shares: 3.62% (1-year); 1.78% (5-year);
                -3.10% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          26%      23%     +3%
Industrial                                      17%      14%     +3%
Technology                                      15%      17%     -2%
Consumer, Cyclical                              13%      17%     -4%
Communications                                  13%      11%     +2%
Financial                                       10%      11%     -1%
Energy                                           5%       4%     +1%
Basic Materials                                  1%       2%     -1%
Utilities                                        0%       1%     -1%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.


                            Large U.S. Equity Funds

                          LargeCap S&P 500 Index Fund

Portfolio Manager:

Dirk Laschanzky, CFA

Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5% (Partners LargeCap Growth Fund II) or 1.5% (LargeCap S&P 500 Index Fund); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

LargeCap S&P 500 Index Fund: This index-based investment option is invested in the stocks of the unmanaged index it tracks. There is no assurance that an index-based investment option will match the performance of the index itself. S&P 500 is a trademark of Th McGraw-Hill Companies, Inc. and has been licensed for use by Principal Management Corporation. This fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in it.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                          Extended
                                                                                         Performance
                                                                       Since   Inception  Inception
                                               6-Month 1-Year 5-Year Inception   Date       Date
                                               ------- ------ ------ --------- --------- -----------
Class A Shares          Excluding Sales Charge  8.20%  14.47%  7.67%   2.36%    6/28/05    12/6/00
                        Including Sales Charge  6.58%  12.77%  7.35%   2.11%
Class C Shares          Excluding Sales Charge  7.91%  13.71%  7.06%   1.79%    1/16/07    12/6/00
                        Including Sales Charge  6.91%  12.71%  7.06%   1.79%
S&P 500/2/                                      8.60%  15.24%  8.54%   3.59%
Morningstar Large Blend                         8.80%  13.17%  8.16%   3.83%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.68%   0.67%
Class C Shares                                           3.47%   1.30%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 9.44% (1-year); 5.11% (5-year);
                1.45% (since inception)

Class C Shares: 9.42% (1-year); 4.83% (5-year);
                1.14% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       21%      21%      0%
Consumer, Non-cyclical                          20%      20%      0%
Communications                                  11%      11%      0%
Industrial                                      11%      11%      0%
Technology                                      11%      10%     +1%
Energy                                          10%       9%     +1%
Consumer, Cyclical                               8%       8%      0%
Utilities                                        4%       3%     +1%
Basic Materials                                  3%       3%      0%
Exchange-Traded Funds                            0%       1%     -1%
Cash Equivalents                                 1%       3%     -2%

2 See pages 39- 41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                            Large U.S. Equity Funds

                              LargeCap Value Fund

Portfolio Manager:

John Pihlblad, CFA
Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                 Extended
                                                                                                Performance
                                                                              Since   Inception  Inception
                                                      6-Month 1-Year 5-Year Inception   Date       Date
                                                      ------- ------ ------ --------- --------- -----------
Class A Shares                 Excluding Sales Charge  8.66%  15.63%  9.78%   6.92%    6/28/05    12/6/00
                               Including Sales Charge  2.71%   9.25%  8.54%   5.98%
Class B Shares                 Excluding Sales Charge  8.12%  14.18%  9.08%   6.27%    6/28/05    12/6/00
                               Including Sales Charge  3.12%   9.18%  8.80%   6.27%
Class C Shares                 Excluding Sales Charge  8.31%  14.73%  9.00%   6.16%    1/16/07    12/6/00
                               Including Sales Charge  7.31%  13.73%  9.00%   6.16%
Russell 1000(R) Value Index/2/                         9.79%  18.15% 11.83%   8.33%
Morningstar Large Value                                9.47%  15.98%  9.70%   6.98%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.95%   0.94%
Class B Shares                                           2.02%   2.01%
Class C Shares                                           3.76%   1.70%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 7.40% (1-year); 7.08% (5-year);
                5.42% (since inception)

Class B Shares: 7.37% (1-year); 7.32% (5-year);
                5.74% (since inception)

Class C Shares: 11.87% (1-years); 7.52% (5-year);
                5.62% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       34%      36%     -2%
Consumer, Non-cyclical                          15%      15%      0%
Energy                                          14%      14%      0%
Communications                                  10%      11%     -1%
Industrial                                       7%       7%      0%
Utilities                                        7%       6%     +1%
Consumer, Cyclical                               4%       5%     -1%
Basic Materials                                  3%       3%      0%
Technology                                       3%       3%      0%
Cash Equivalents                                 3%       0%     +3%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.


                            Large U.S. Equity Funds

                         Partners LargeCap Value Fund

Portfolio Managers:                      James Boffa

U.S. Value Investment Policy Group       Kurt Zyla
AllianceBernstein L.P.                   BNY Investment Advisors

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                 Extended
                                                                                                Performance
                                                                              Since   Inception  Inception
                                                      6-Month 1-Year 5-Year Inception   Date       Date
                                                      ------- ------ ------ --------- --------- -----------
Class A Shares                 Excluding Sales Charge  8.92%  16.55%  9.90%   9.40%    6/28/05    12/6/00
                               Including Sales Charge  2.91%  10.12%  8.66%   8.38%
Class B Shares                 Excluding Sales Charge  8.43%  15.72%  9.09%   8.59%    6/28/05    12/6/00
                               Including Sales Charge  3.43%  10.72%  8.66%   8.59%
Class C Shares                 Excluding Sales Charge  8.59%  15.72%  9.05%   8.55%    1/16/07    12/6/00
                               Including Sales Charge  7.59%  14.72%  9.05%   8.55%
Russell 1000(R) Value Index/2/                         9.79%  18.15% 11.83%   8.33%
Morningstar Large Value                                9.47%  15.98%  9.70%   6.98%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.41%   1.41%
Class B Shares                                           2.27%   2.27%
Class C Shares                                           4.07%   2.25%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 9.27% (1-year); 7.22% (5-year);
                7.85% (since inception)

Class B Shares: 9.86% (1-year); 7.21% (5-year);
                8.08% (since inception)

Class C Shares: 13.58% (1-year); 7.58% (5-year);
                8.00% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       33%      33%      0%
Consumer, Non-cyclical                          17%      15%     +2%
Energy                                          12%      12%      0%
Communications                                  11%      12%     -1%
Industrial                                       8%      10%     -2%
Consumer, Cyclical                               7%       6%     +1%
Basic Materials                                  4%       2%     +2%
Utilities                                        3%       3%      0%
Technology                                       2%       3%     -1%
Cash Equivalents                                 3%       4%     -1%

2 See pages 39- 41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.


                            Large U.S. Equity Funds

                               MidCap Blend Fund

Portfolio Manager:

K. William Nolin, CFA
Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 6/30/08 (Class A and B shares) or 2/28/08 (Class C shares). Differences also may be due o Principal Management Corporation's decision to pay (through the same dates) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                             Extended
                                                                                            Performance
                                                                          Since   Inception  Inception
                                                  6-Month 1-Year 5-Year Inception   Date       Date
                                                  ------- ------ ------ --------- --------- -----------
Class A Shares             Excluding Sales Charge  12.57% 17.13% 12.77%   10.45%   6/28/05    12/6/00
                           Including Sales Charge   6.35% 10.71% 11.50%    9.48%
Class B Shares             Excluding Sales Charge  12.37% 16.77% 12.58%   10.28%   6/28/05    12/6/00
                           Including Sales Charge   7.37% 11.77% 12.33%   10.28%
Class C Shares             Excluding Sales Charge  12.14% 16.10% 11.89%    9.60%   1/16/07    12/6/00
                           Including Sales Charge  11.14% 15.10% 11.89%    9.60%
Russell Midcap(R) Index/2/                         12.24% 15.24% 14.20%   10.42%
Morningstar Mid-Cap Blend                          11.66% 12.42% 11.78%    9.85%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.14%   1.02%
Class B Shares                                           2.06%   1.32%
Class C Shares                                           3.99%   1.95%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 6.15% (1-year); 10.23% (5-year);
                8.71% (since inception)

Class B Shares: 7.02% (1-year); 11.03% (5-year);
                9.53% (since inception)

Class C Shares: 10.31% (1-year); 10.61% (5-year);
                8.85% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       22%      21%     +1%
Consumer, Non-cyclical                          17%      16%     +1%
Consumer, Cyclical                              13%      17%     -4%
Communications                                  13%      12%     +1%
Energy                                          12%      12%      0%
Industrial                                       8%       9%     -1%
Technology                                       8%       8%      0%
Utilities                                        2%       1%     +1%
Basic Materials                                  2%       3%     -1%
Diversified                                      1%       1%      0%
Cash Equivalents                                 2%       0%     +2%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.


                          Small/Mid U.S. Equity Funds

                          Partners MidCap Growth Fund

Portfolio Managers:

Tara R. Hedlund, CFA, CPA
Christopher K. McHugh
Jason D. Schrotberger, CFA

Turner Investment Partners, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                 Since   Inception Extended
Performance
                                                         6-Month 1-Year 5-Year Inception   Date       Inception
Date
                                                         ------- ------ ------ --------- ---------
--------------------
Class A Shares                    Excluding Sales Charge  10.85%  1.41%  9.46%   -0.29%   6/28/05        12/6/00
                                  Including Sales Charge   4.76% -4.15%  8.22%   -1.18%
Class B Shares                    Excluding Sales Charge  10.42%  0.54%  8.63%   -1.05%   6/28/05        12/6/00
                                  Including Sales Charge   5.42% -4.35%  8.34%   -1.05%
Class C Shares                    Excluding Sales Charge  10.88%  1.11%  8.73%   -0.98%   1/16/07        12/6/00
                                  Including Sales Charge   9.88%  0.12%  8.73%   -0.98%
Russell Midcap(R) Growth Index/2/                         11.77% 11.12% 11.60%    4.05%
Morningstar Mid-Cap Growth                                11.26%  7.16%  9.19%    3.30%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.83%   1.75%
Class B Shares                                           2.68%   2.50%
Class C Shares                                           3.44%   2.50%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -7.76% (1-year); 6.22% (5-year);
                -1.85% (since inception)

Class B Shares: -7.89% (1-year); 6.32% (5-year);
                -1.70% (since inception)

Class C Shares: -4.01% (1-year); 6.64% (5-year);
                -1.69% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          20%      18%     +2%
Consumer, Cyclical                              19%      19%      0%
Communications                                  17%      14%     +3%
Technology                                      12%      18%     -6%
Financial                                       10%      10%      0%
Industrial                                      10%      12%     -2%
Energy                                           7%       7%      0%
Basic Materials                                  3%       1%     +2%
Cash Equivalents                                 2%       1%     +1%

2 See pages 39- 4 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                          Small/Mid U.S. Equity Funds

                         Partners MidCap Growth Fund I

Portfolio Managers:

Adam T. Logan, CFA
John O'Toole, CFA

Mellon Equity Associates, LLP

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                             Extended
                                                                                            Performance
                                                                          Since   Inception  Inception
                                                         6-Month 1-Year Inception   Date       Date
                                                         ------- ------ --------- --------- -----------
Class A Shares                    Excluding Sales Charge  11.77%  9.86%   12.58%   6/28/05   12/29/03
                                  Including Sales Charge   5.61%  3.83%   10.70%
Class C Shares                    Excluding Sales Charge  11.27%  8.99%   11.70%   1/16/07   12/29/03
                                  Including Sales Charge  10.29%  8.02%   11.70%
Russell Midcap(R) Growth Index/2/                         11.77% 11.12%   14.15%
Morningstar Mid-Cap Growth                                11.26%  7.16%   12.30%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           3.79%   1.75%
Class C Shares                                           3.44%   2.50%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 0.23% (1-year);
                9.51% (since inception)

Class C Shares: 4.27% (1-year);
                10.58% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          22%      22%      0%
Consumer, Cyclical                              18%      18%      0%
Industrial                                      14%      14%      0%
Technology                                      14%      16%     -2%
Financial                                        9%       9%      0%
Communications                                   8%       8%      0%
Energy                                           7%       7%      0%
Basic Materials                                  5%       4%     +1%
Utilities                                        2%       1%     +1%
Cash Equivalents                                 1%       1%      0%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                          Small/Mid U.S. Equity Funds

                               MidCap Stock Fund

Portfolio Manager:

Daniel R. Coleman
Edge Asset Management, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares (MidCap Stock Fund only): contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                            Extended
                                                                                           Performance
                                                                         Since   Inception  Inception
                                                 6-Month 1-Year 5-Year Inception   Date       Date
                                                 ------- ------ ------ --------- --------- -----------
Class A Shares            Excluding Sales Charge  11.94% 14.58% 12.48%   15.02%   3/1/00         --
                          Including Sales Charge   5.80%  8.25% 11.21%   14.12%
Class B Shares            Excluding Sales Charge  11.38% 13.40% 11.35%   13.93%   3/1/00         --
                          Including Sales Charge   6.38%  8.40% 11.09%   13.93%
Class C Shares            Excluding Sales Charge  11.44% 13.52% 11.45%   13.98%   3/1/02     3/1/00
                          Including Sales Charge  10.44% 12.52% 11.45%   13.98%
S&P MidCap 400/2/                                 11.98% 10.19% 11.47%   10.56%
Morningstar Mid-Cap Blend                         11.66% 12.42% 11.78%    9.83%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.09%   1.09%
Class B Shares                                           2.07%   2.06%
Class C Shares                                           1.95%   1.95%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 5.67% (1-year); 10.28% (5-year);
                13.74% (since inception)

Class B Shares: 5.74% (1-year); 10.15% (5-year);
                13.56% (since inception)

Class C Shares: 9.86% (1-year); 10.52% (5-year);
                13.62% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       19%      21%     -2%
Technology                                      16%      12%     +4%
Consumer, Non-cyclical                          15%      14%     +1%
Consumer, Cyclical                              14%      20%     -6%
Industrial                                      10%       8%     +2%
Energy                                           9%       9%      0%
Basic Materials                                  6%       6%      0%
Utilities                                        5%       5%      0%
Cash Equivalents                                 6%       5%     +1%

2 See pages 39- 41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/03 (for the Partners MidCap Growth Fund I) or 2/29/00 (for the MidCap Stock Fund). Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                          Partners MidCap Value Fund

Portfolio Managers:                     Bruce Jacobs, Ph.D.

S. Basu Mullick, Ph.D.                  Ken Levy, CFA
Neuberger Berman Management, Inc.       Jacobs Levy Equity Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                   Extended
                                                                                                  Performance
                                                                                Since   Inception  Inception
                                                        6-Month 1-Year 5-Year Inception   Date       Date
                                                        ------- ------ ------ --------- --------- -----------
Class A Shares                   Excluding Sales Charge  12.53% 14.77% 13.36%   11.79%   6/28/05    12/6/00
                                 Including Sales Charge   6.33%  8.45% 12.09%   10.80%
Class B Shares                   Excluding Sales Charge  12.10% 13.89% 12.69%   11.09%   6/28/05    12/6/00
                                 Including Sales Charge   7.10%  8.89% 12.44%   11.09%
Class C Shares                   Excluding Sales Charge  12.16% 14.02% 12.53%   10.97%   1/16/07    12/6/00
                                 Including Sales Charge  11.16% 13.02% 12.53%   10.97%
Russell Midcap(R) Value Index/2/                         12.78% 19.66% 15.95%   14.15%
Morningstar Mid-Cap Value                                12.19% 15.84% 12.42%   11.81%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           2.46%   1.75%
Class B Shares                                           6.66%   2.50%
Class C Shares                                           3.42%   2.50%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 5.59% (1-year); 11.26% (5-year);
                10.23% (since inception)

Class B Shares: 5.81% (1-year); 11.60% (5-year);
                10.53% (since inception)

Class C Shares: 9.95% (1-year); 11.70% (5-year);
                10.41% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       24%      28%     -4%
Consumer, Non-cyclical                          14%      12%     +2%
Utilities                                       13%      10%     +3%
Consumer, Cyclical                              12%      12%      0%
Industrial                                      10%      12%     -2%
Basic Materials                                  8%       7%     +1%
Energy                                           7%      10%     -3%
Communications                                   5%       5%      0%
Technology                                       4%       4%      0%
Cash Equivalents                                 3%       0%     +3%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                          Small/Mid U.S. Equity Funds

                          Real Estate Securities Fund

Portfolio Manager:

Kelly D. Rush, CFA
Principal Real Estate Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge Partners MidCap Value Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Real Estate Securities Fund: Real estate investment options are subject to some risks inherent in real estate and real estate investment trusts (REITs), such as risks associated with general and local economic conditions. Investing in REITs involves special risks, including interest rate fluctuation, credit risks, and liquidity risks, including the effect of interest-rate conditions on real estate values and occupancy rates.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                          Extended
                                                                                         Performance
                                                                       Since   Inception  Inception
                                               6-Month 1-Year 5-Year Inception   Date       Date
                                               ------- ------ ------ --------- --------- -----------
Class A Shares          Excluding Sales Charge   4.89% 23.30% 23.28%   21.51%   6/28/05    12/6/00
                        Including Sales Charge  -0.87% 16.51% 21.89%   20.44%
Class B Shares          Excluding Sales Charge   4.47% 22.53% 22.44%   20.68%   6/28/05    12/6/00
                        Including Sales Charge  -0.37% 17.53% 22.26%   20.68%
Class C Shares          Excluding Sales Charge   4.57% 22.56% 22.71%   20.97%   1/16/07    12/6/00
                        Including Sales Charge   3.61% 21.56% 22.71%   20.97%
MSCI U.S. REIT Index/2/                          6.34% 26.79% 21.93%   20.82%
Morningstar Specialty - Real Estate              8.19% 26.35% 22.00%   20.53%
Category Average/2/

                                                                 Gross    Net
                                                                Expense Expense
Total Investment Expense                                         Ratio   Ratio
------------------------                                        ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                                   1.43%   1.28%
Class B Shares                                                   2.31%   2.08%
Class C Shares                                                   2.53%   1.98%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 12.65% (1-year); 22.27% (5-year);
                20.77% (since inception)

Class B Shares: 13.61% (1-year); 22.65% (5-year);
                21.04% (since inception)

Class C Shares: 17.46% (1-year); 23.08% (5-year);
                21.31% (since inception)

                                                       As of   As of
Portfolio Composition                                 4/30/07 10/31/06 Change
---------------------                                 ------- -------- ------
Sector
Financial                                               97%      95%     +2%
Consumer, Cyclical                                       2%       2%      0%
Cash Equivalents                                         1%       3%     -2%

2 See pages 39- 4 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                          Small/Mid U.S. Equity Funds

                              SmallCap Blend Fund

PortfolioManagers:

Thomas Morabito,CFA
Phil Nordhus,CFA

Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                           Extended
                                                                                          Performance
                                                                        Since   Inception  Inception
                                                6-Month 1-Year 5-Year Inception   Date       Date
                                                ------- ------ ------ --------- --------- -----------
Class A Shares           Excluding Sales Charge  9.53%   6.82% 11.42%   11.56%   6/28/05    12/6/00
                         Including Sales Charge  3.49%   0.96% 10.17%   10.58%
Class B Shares           Excluding Sales Charge  9.08%   5.98% 10.59%   10.74%   6/28/05    12/6/00
                         Including Sales Charge  4.08%   1.10% 10.32%   10.74%
Class C Shares           Excluding Sales Charge  9.23%   6.10% 10.57%   10.71%   1/16/07    12/6/00
                         Including Sales Charge  8.23%   5.11% 10.57%   10.71%
Russell 2000(R) Index/2/                         6.86%   7.83% 11.14%    9.95%
Morningstar Small Blend                          8.83%   7.58% 11.48%   11.62%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.41%   1.40%
Class B Shares                                           2.26%   2.25%
Class C Shares                                           4.07%   2.20%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -1.12% (1-year); 9.74% (5-year);
                10.26% (since inception)

Class B Shares: -0.86% (1-year); 9.91% (5-year);
                10.44% (since inception)

Class C Shares: 2.85% (1-year); 10.12% (5-year);
                10.38% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       19%      21%     -2%
Consumer, Non-cyclical                          17%      18%     -1%
Consumer, Cyclical                              16%      16%      0%
Industrial                                      16%      14%     +2%
Communications                                   9%       8%     +1%
Technology                                       9%       9%      0%
Energy                                           4%       5%     -1%
Basic Materials                                  4%       2%     +2%
Utilities                                        3%       2%     +1%
Cash Equivalents                                 3%       5%     -2%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                          Small/Mid U.S. Equity Funds

                             SmallCap Growth Fund

Portfolio Manager:

Mariateresa Monaco
Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                  Extended
                                                                                                 Performance
                                                                               Since   Inception  Inception
                                                       6-Month 1-Year 5-Year Inception   Date       Date
                                                       ------- ------ ------ --------- --------- -----------
Class A Shares                  Excluding Sales Charge  10.41%  4.88%  6.99%   3.15%    1/16/07    12/6/00
                                Including Sales Charge   4.32% -0.92%  5.80%   2.25%
Class B Shares                  Excluding Sales Charge   9.65%  3.51%  5.65%   1.86%    1/16/07    12/6/00
                                Including Sales Charge   4.65% -1.49%  5.33%   1.86%
Class C Shares                  Excluding Sales Charge   9.85%  3.89%  6.03%   2.23%    1/16/07    12/6/00
                                Including Sales Charge   8.85%  2.89%  6.03%   2.23%
Russell 2000(R) Growth Index/2/                          7.42%  4.53%  8.91%   4.66%
Morningstar Small Growth                                 8.84%  3.52%  8.71%   4.66%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.24%   1.24%
Class B Shares                                           2.88%   2.57%
Class C Shares                                           5.42%   2.21%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -3.64% (1-year); 3.63% (5-year);
                1.65% (since inception)

Class B Shares: -4.15% (1-year); 3.16% (5-year);
                1.30% (since inception)

Class C Shares: 0.15% (1-year); 3.89% (5-year);
                1.67% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          23%      23%      0%
Industrial                                      19%      18%     +1%
Consumer, Cyclical                              16%      16%      0%
Technology                                      14%      13%     +1%
Communications                                  10%      11%     -1%
Financial                                        9%       9%      0%
Energy                                           5%       6%     -1%
Basic Materials                                  3%       3%      0%
Cash Equivalents                                 1%       1%      0%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                          Small/Mid U.S. Equity Funds

                       Partners SmallCap Growth Fund II

Portfolio Managers:            Kenneth G. Mertz II,
                               CFA

Paul A. Graham, Jr., CFA       Stacey L. Sears
David N. Wabnik                Joseph W. Garner        Nancy B. Prial, CFA

UBS Global Asset Management    Emerald Advisers, Inc.  Essex Investment
(Americas) Inc.                                        Management Company, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 6/30/08 (Class A and B shares of the Partners SmallCap Growth Fund II only) or 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through the same dates) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                  Extended
                                                                                                 Performance
                                                                               Since   Inception  Inception
                                                       6-Month 1-Year 5-Year Inception   Date       Date
                                                       ------- ------ ------ --------- --------- -----------
Class A Shares                  Excluding Sales Charge  7.74%   0.89%  9.37%   -0.11%   6/28/05    12/6/00
                                Including Sales Charge  1.80%  -4.70%  8.13%   -1.03%
Class B Shares                  Excluding Sales Charge  7.26%   0.07%  8.55%   -0.86%   6/28/05    12/6/00
                                Including Sales Charge  2.29%  -4.57%  8.26%   -0.86%
Class C Shares                  Excluding Sales Charge  7.20%   0.00%  8.52%   -0.88%   1/16/07    12/6/00
                                Including Sales Charge  6.20%  -0.94%  8.52%   -0.88%
Russell 2000(R) Growth Index/2/                         7.42%   4.53%  8.91%    4.66%
Morningstar Small Growth                                8.84%   3.52%  8.71%    4.66%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           2.07%   1.95%
Class B Shares                                           2.85%   2.70%
Class C Shares                                           4.32%   2.70%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -5.98% (1-year); 6.74% (5-year);
                -1.33% (since inception)

Class B Shares: -5.83% (1-year); 6.85% (5-year);
                -1.14% (since inception)

Class C Shares: -2.28% (1-year); 7.13% (5-year);
                -1.16% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          25%      24%     +1%
Technology                                      17%      17%      0%
Industrial                                      16%      16%      0%
Consumer, Cyclical                              13%      14%     -1%
Communications                                  11%      11%      0%
Energy                                           5%       5%      0%
Financial                                        5%       6%     -1%
Basic Materials                                  2%       2%      0%
Exchange-Traded Funds                            1%       0%     +1%
Cash Equivalents                                 5%       5%      0%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                          Small/Mid U.S. Equity Funds

                              SmallCap Value Fund

Portfolio Manager:

Thomas Morabito, CFA
Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                 Extended
                                                                                                Performance
                                                                              Since   Inception  Inception
                                                      6-Month 1-Year 5-Year Inception   Date       Date
                                                      ------- ------ ------ --------- --------- -----------
Class A Shares                 Excluding Sales Charge   3.80%  5.34% 12.95%   14.91%   6/28/05    12/6/00
                               Including Sales Charge  -1.92% -0.45% 11.68%   13.90%
Class B Shares                 Excluding Sales Charge   3.38%  4.47% 12.24%   14.16%   6/28/05    12/6/00
                               Including Sales Charge  -1.56% -0.52% 11.99%   14.16%
Class C Shares                 Excluding Sales Charge   3.43%  4.62% 12.45%   14.42%   1/16/07    12/6/00
                               Including Sales Charge   2.45%  3.62% 12.45%   14.42%
Russell 2000(R) Value Index/2/                          6.36% 11.22% 13.06%   14.75%
Morningstar Small Value                                 8.51%  9.12% 12.39%   14.18%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           2.23%   1.35%
Class B Shares                                           4.76%   2.29%
Class C Shares                                           3.12%   2.08%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -0.16% (1-year); 12.26% (5-year);
                13.85% (since inception)

Class B Shares: -0.20% (1-year); 12.60% (5-year);
                14.14% (since inception)

Class C Shares: 3.95% (1-year); 13.06% (5-year);
                14.40% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       30%      34%     -4%
Consumer, Cyclical                              14%      13%     +1%
Industrial                                      13%      12%     +1%
Consumer, Non-cyclical                          11%      10%     +1%
Technology                                       6%       8%     -2%
Basic Materials                                  6%       6%      0%
Communications                                   5%       5%      0%
Energy                                           5%       4%     +1%
Utilities                                        4%       4%      0%
Cash Equivalents                                 6%       4%     +2%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                          Small/Mid U.S. Equity Funds

                            West Coast Equity Fund

Portfolio Manager:

Philip M. Foreman, CFA
Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                   Extended
                                                                                                  Performance
                                                                                Since   Inception  Inception
                                                6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                                                ------- ------ ------ ------- --------- --------- -----------
Class A Shares           Excluding Sales Charge   7.23%  8.90%  9.61%  14.58%   14.59%  11/24/86          -
                         Including Sales Charge   1.33%  2.91%  8.37%  13.93%   14.28%
Class B Shares           Excluding Sales Charge   6.68%  7.84%  8.55%  13.75%   13.84%   3/30/94   11/24/86
                         Including Sales Charge   1.68%  2.84%  8.26%  13.75%   13.84%
Class C Shares           Excluding Sales Charge   6.73%  7.92%  8.65%  13.58%   13.60%    3/1/02   11/24/86
                         Including Sales Charge   5.73%  6.92%  8.65%  13.58%   13.60%
Russell 3000(R) Index/2/                          8.90% 14.48%  9.25%   8.59%   11.60%
Morningstar Mid-Cap Blend                        11.66% 12.42% 11.78%  12.74%   13.36%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.85%   0.85%
Class B Shares                                           1.78%   1.78%
Class C Shares                                           1.69%   1.69%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -0.06% (1-year); 7.08% (5-year);
                14.02% (10-year); 14.19% (since inception)

Class B Shares: -0.24% (1-year); 6.96% (5-year);
                13.84% (10-year); 13.76% (since inception)

Class C Shares: 3.82% (1-year); 7.36% (5-year);
                13.67% (10-year); 13.52% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Consumer, Non-cyclical                          19%      21%     -2%
Financial                                       19%      20%     -1%
Industrial                                      14%      13%     +1%
Consumer, Cyclical                              14%      14%      0%
Technology                                      12%      11%     +1%
Communications                                   7%       8%     -1%
Energy                                           7%       7%      0%
Basic Materials                                  4%       4%      0%
Utilities                                        1%       0%     +1%
Government                                       1%       0%     +1%
Cash Equivalents                                 2%       2%      0%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The West Coast Equity Fund's performance in 1997 benefited from agreements to limit the fund's expenses.

                          Small/Mid U.S. Equity Funds

                        Diversified International Fund

Portfolio Managers:

Paul H. Blankenhagen, CFA
Juliet Cohn
Chris Ibach, CFA

Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

West Coast Equity Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility. There may be additional investment risks due to the fund's concentration in West Coast companies.

Diversified International Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                      Extended
                                                                                     Performance
                                                                   Since   Inception  Inception
                                           6-Month 1-Year 5-Year Inception   Date       Date
                                           ------- ------ ------ --------- --------- -----------
Class A Shares      Excluding Sales Charge  15.46% 16.11% 17.73%    9.13%   6/28/05    12/6/00
                    Including Sales Charge   9.14%  9.72% 16.39%    8.17%
Class B Shares      Excluding Sales Charge  14.97% 15.29% 17.14%    8.60%   6/28/05    12/6/00
                    Including Sales Charge   9.97% 10.29% 16.92%    8.60%
Class C Shares      Excluding Sales Charge  15.10% 15.39% 17.00%    8.45%   1/16/07    12/6/00
                    Including Sales Charge  14.10% 14.39% 17.00%    8.45%
Citigroup BMI Global ex-USA Index/2/        16.79% 19.96% 19.52%   11.86%
Morningstar Foreign Large Blend             14.36% 16.72% 14.63%    7.45%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.48%   1.29%
Class B Shares                                           2.37%   2.34%
Class C Shares                                           2.59%   2.08%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 10.76% (1-year); 15.46% (5-year);
                7.51% (since inception)

Class B Shares: 11.43% (1-year); 15.96% (5-year);
                7.95% (since inception)

Class C Shares: 15.48% (1-year); 16.04% (5-year);
                7.81% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Country
Japan                                           16%      21%     -5%
United Kingdom                                  16%      19%     -3%
Germany                                          9%       6%     +3%
Switzerland                                      8%       8%      0%
France                                           7%       8%     -1%
Australia                                        5%       3%     +2%
Canada                                           4%       6%     -2%
Spain                                            4%       3%     +1%
The Netherlands                                  3%       4%     -1%
Other Countries                                 27%      20%     +7%
Cash Equivalents                                 1%       2%     -1%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 11/30/86 (for the West Coast Equity Fund) or 12/31/00 (for the Diversified International Fund). Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector and country percentages are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                          International Equity Funds

                      International Emerging Markets Fund

Portfolio Managers:

Michael L. Reynal
Michael Ade, CFA
Mihail Dobrinov, CFA

Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 6/30/09 (Class A and B shares of the Bond & Mortgage Securities Fund only) or 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through the same dates) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                      Extended
                                                                                     Performance
                                                                   Since   Inception  Inception
                                           6-Month 1-Year 5-Year Inception   Date       Date
                                           ------- ------ ------ --------- --------- -----------
Class A Shares      Excluding Sales Charge  21.82% 20.06% 26.32%   21.21%   6/28/05    12/6/00
                    Including Sales Charge  15.13% 13.48% 24.89%   20.14%
Class B Shares      Excluding Sales Charge  21.25% 19.10% 25.36%   20.31%   6/28/05    12/6/00
                    Including Sales Charge  16.25% 14.10% 25.20%   20.31%
Class C Shares      Excluding Sales Charge  21.38% 19.18% 25.42%   20.34%   1/16/07    12/6/00
                    Including Sales Charge  20.38% 18.18% 25.42%   20.34%
MSCI Emerging Markets Free Index - NDTR/2/  20.11% 17.85% 25.43%   21.24%
Morningstar Diversified Emerging Markets    19.68% 17.97% 24.55%   20.69%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           2.00%   2.00%
Class B Shares                                           3.03%   3.03%
Class C Shares                                           4.54%   2.80%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 16.38% (1-year); 23.84% (5-year);
                19.54% (since inception)

Class B Shares: 17.22% (1-year); 24.13% (5-year);
                19.73% (since inception)

Class C Shares: 21.12% (1-year); 24.32% (5-year);
                19.74% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Country
Republic of Korea                               15%      16%     -1%
Taiwan                                          12%      12%      0%
Brazil                                          11%      12%     -1%
South Africa                                    10%       7%     +3%
Russian Federation                              10%      12%     -2%
Mexico                                           8%       8%      0%
China                                            7%       7%      0%
India                                            5%       6%     -1%
Hong Kong                                        5%       5%      0%
Indonesia                                        3%       2%     +1%
Malaysia                                         2%       2%      0%
Other Countries                                 10%       8%     +2%
Cash Equivalents                                 2%       3%     -1%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                          International Equity Funds

                        Bond & Mortgage Securities Fund

Portfolio Managers:

William C. Armstrong, CFA
Timothy R. Warrick, CFA

Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5% (International Emerging Markets Fund) or 4.5% (Bond & Mortgage Securities Fund); Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International Emerging Markets Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Bond & Mortgage Securities Fund: Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                         Extended
                                                                                        Performance
                                                                      Since   Inception  Inception
                                              6-Month 1-Year 5-Year Inception   Date       Date
                                              ------- ------ ------ --------- --------- -----------
Class A Shares         Excluding Sales Charge   2.60%  7.09%  4.54%   5.10%    6/28/05    12/6/00
                       Including Sales Charge  -1.99%  2.30%  3.57%   4.34%
Class B Shares         Excluding Sales Charge   2.27%  6.38%  3.96%   4.54%    6/28/05    12/6/00
                       Including Sales Charge  -2.73%  1.38%  3.61%   4.54%
Class C Shares         Excluding Sales Charge   2.06%  6.20%  3.78%   4.37%    1/16/07    12/6/00
Including Sales Charge                          1.06%  5.20%  3.78%   4.37%
Lehman Brothers Aggregate Bond Index/2/         2.64%  7.36%  5.06%   5.65%
Morningstar Intermediate-Term Bond              2.62%  6.88%  4.79%   5.24%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.03%   0.94%
Class B Shares                                           2.05%   1.60%
Class C Shares                                           3.86%   1.75%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 1.46% (1-year); 3.83% (5-year);
                4.32% (since inception)

Class B Shares: 0.58% (1-year); 3.88% (5-year);
                4.52% (since inception)

Class C Shares: 4.40% (1-year); 4.04% (5-year);
                4.35% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           56%      59%     -3%
U.S. Government & Government
Agency Obligations                              36%      35%     +1%
Cash Equivalents                                 8%       6%     +2%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Country percentages for the International Emerging Markets Fund are based on net assets, and sector percentages for the Bond & Mortgage Securities Fund are based on market value. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                              Fixed-Income Funds

                California Insured Intermediate Municipal Fund

Portfolio Manager:

Joseph A. Piraro

Van Kampen Asset Management

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                              Extended
                                                                                             Performance
                                                                           Since   Inception  Inception
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                    ---------------------- ------- ------ ------ ------- --------- --------- -----------
Class A Shares      Excluding Sales Charge   1.03%  4.49%  3.77%  4.67%    5.24%    4/4/94         --
                    Including Sales Charge  -3.55% -0.23%  2.82%  4.18%    4.87%
Class B Shares      Excluding Sales Charge   0.64%  3.68%  2.98%  4.03%      --     7/1/94         --
                    Including Sales Charge  -4.33% -1.32%  2.63%  4.03%      --
Class C Shares      Excluding Sales Charge   0.64%  3.68%  2.98%  3.96%    4.53%    3/1/02     4/4/94
                    Including Sales Charge  -0.36%  2.68%  2.98%  3.96%    4.53%
Lehman Brothers Municipal Bond Index/2/      1.59%  5.78%  5.16%  5.81%    6.10%
Morningstar Muni CA Interm/Short             1.15%  4.59%  3.55%  4.45%    4.77%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.86%   0.86%
Class B Shares                                           1.62%   1.62%
Class C Shares                                           1.62%   1.62%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: -0.59% (1-year); 3.17% (5-year);
                4.20% (10-year); 4.88% (since inception)

Class B Shares: -1.71% (1-year); 2.98% (5-year);
                4.05% (10-year)

Class C Shares: 2.28% (1-year); 3.33% (5-year);
                3.98% (10-year); 4.54% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Credit Quality
AAA/Aaa                                         80%      86%     -6%
AA/Aa                                            0%       2%     -2%
BBB/Baa                                         10%       9%     +1%
Not Rated                                       10%       3%     +7%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. Performance between 1995 and 2003 for the California Insured Intermediate Municipal Fund and between 1995 and 1999 for the California Municipal Fund benefited from agreements to limit the funds' expenses.

                              Fixed-Income Funds

                           California Municipal Fund

Portfolio Manager:

Joseph A. Piraro

Van Kampen Asset Management

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. A portion of the funds' income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                              Extended
                                                                                             Performance
                                                                           Since   Inception  Inception
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                    ---------------------- ------- ------ ------ ------- --------- --------- -----------
Class A Shares      Excluding Sales Charge   1.41%  5.74%  5.07%  5.48%    6.16%    7/25/89         --
                    Including Sales Charge  -3.13%  1.00%  4.11%  4.99%    5.89%
Class B Shares      Excluding Sales Charge   1.03%  4.95%  4.29%  4.85%      --      7/1/94         --
                    Including Sales Charge  -3.90% -0.05%  3.95%  4.85%      -2
Class C Shares      Excluding Sales Charge   1.02%  4.94%  4.28%  4.74%    5.46%     3/1/02    7/25/89
                    Including Sales Charge   0.04%  3.94%  4.28%  4.74%    5.46%
Lehman Brothers Municipal Bond Index/2/      1.59%  5.78%  5.16%  5.81%       -
Morningstar Muni CA Long                     1.46%  5.56%  4.91%  5.26%    6.02%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.84%   0.83%
Class B Shares                                           1.58%   1.58%
Class C Shares                                           1.59%   1.59%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 0.51% (1-year); 4.42% (5-year);
                5.03% (10-year); 5.89% (since inception)

Class B Shares: -0.59% (1-year); 4.26% (5-year);
                4.89% (10-year)

Class C Shares: 3.40% (1-year); 4.59% (5-year);
                4.78% (10-year); 5.47% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Credit Quality
AAA/Aaa                                         39%      49%    -10%
AA/Aa                                           10%       3%     +7%
A/A                                              8%      11%     -3%
BBB/Baa                                         30%      27%     +3%
Not Rated                                       13%      10%     +3%

2 See pages 39- 41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 4/30/94 (for the California Insured Intermediate Municipal Fund) or 7/31/89 (for the California Municipal Fund). Indices are unmanaged, and individuals cannot invest directly in an index.

3 Credit quality percentages are based on market value and may differ from current portfolio composition. Percentages of BBB/Baa-rated securities include unrated securities that have been determined by the subadvisor to be of comparable quality. These securities amount to 3.11% of the California Insured Intermediate Municipal Fund and 10.18% of the California Municipal Fund.

                              Fixed-Income Funds

                      Government & High Quality Bond Fund

Portfolio Managers:

Brad Fredericks
Lisa A. Stange, CFA

Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                        Extended
                                                                                       Performance
                                                                     Since   Inception  Inception
                                             6-Month 1-Year 5-Year Inception   Date       Date
                                             ------- ------ ------ --------- --------- -----------
Class A Shares       Excluding Sales Charge    2.42%  6.35%  3.37%   4.20%    6/28/05    12/6/00
                     Including Sales Charge   -2.21%  1.57%  2.42%   3.44%
Class B Shares       Excluding Sales Charge    1.99%  5.45%  2.65%   3.50%    6/28/05    12/6/00
                     Including Sales Charge   -3.01%  0.45%  2.30%   3.50%
Class C Shares       Excluding Sales Charge    1.90%  5.47%  2.61%   3.44%    1/16/07    12/6/00
                     Including Sales Charge    0.90%  4.47%  2.61%   3.44%
Lehman Brothers Government/Mortgage Index/2/   2.62%  7.12%  4.67%   5.27%
Morningstar Intermediate Government            2.24%  6.14%  3.79%   4.44%
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      0.87%   0.86%
Class B Shares                                      1.75%   1.74%
Class C Shares                                      3.75%   1.65%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 1.04% (1-year); 2.69% (5-year);
                3.41% (since inception)

Class B Shares: -0.22% (1-year); 2.57% (5-year);
                3.49% (since inception)

Class C Shares: 3.91% (1-year); 2.87% (5-year);
                3.42% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           45%      49%     -4%
U.S. Government & Government
Agency Obligations                              45%      44%     +1%
Cash Equivalents                                10%       7%     +3%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The performance of the High Yield Fund II between 1998 and 1999 benefited from agreements to limit the fund's expenses.

                              Fixed-Income Funds

                              High Yield Fund II

Portfolio Manager:

Gary J. Pokrzywinski, CFA

Edge Asset Management, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Government & High Quality Bond Fund: Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

High Yield Fund II: Lower-rated securities are subject to additional credit and default risks.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                            Extended
                                                                                           Performance
                                                                         Since   Inception  Inception
                                                 6-Month 1-Year 5-Year Inception   Date       Date
                                                 ------- ------ ------ --------- --------- -----------
Class A Shares         Excluding Sales Charge     7.28%  13.62% 12.35%   8.38%    4/8/98         --
                       Including Sales Charge     2.50%   8.46% 11.31%   7.83%
Class B Shares         Excluding Sales Charge     6.81%  12.67% 11.51%   7.69%    5/5/98     4/8/98
                       Including Sales Charge     1.81%   7.67% 11.25%   7.69%
Class C Shares         Excluding Sales Charge     6.84%  12.72% 11.52%   7.50%    3/1/02     4/8/98
                       Including Sales Charge     5.84%  11.72% 11.52%   7.50%
Citigroup U.S. High-Yield Market Capped Index/2/  6.91%  11.34% 10.38%     --
Morningstar High-Yield Bond                       6.66%  10.81%  9.21%   4.80%
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      0.90%   0.90%
Class B Shares                                      1.66%   1.66%
Class C Shares                                      1.65%   1.65%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 8.82% (1-year); 11.07% (5-year);
                7.74% (since inception)

Class B Shares: 7.98% (1-year); 11.00% (5-year);
                7.60% (since inception)

Class C Shares: 12.02% (1-year); 11.28% (5-year);
                7.41% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           84%      87%     -3%
Common Stock                                     7%       6%     +1%
Convertible Bonds                                4%       0%     +4%
Convertible Preferred Stock                      2%       2%      0%
Cash Equivalents                                 3%       5%     -2%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00 (for the Government & High Quality Bond Fund) or 4/30/98 (for the High Yield Fund II). Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages for the Government & High Quality Bond Fund are based on market value, and sector percentages for the High Yield Fund II are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                              Fixed-Income Funds

                                  Income Fund

Portfolio Managers:

John R. Friedl, CFA
Gary J. Pokrzywinski, CFA

Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                              Extended
                                                                                             Performance
                                                                           Since   Inception  Inception
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                                           ------- ------ ------ ------- --------- --------- -----------
Class A Shares      Excluding Sales Charge   2.98%  7.38%  5.63%  6.51%    8.21%   12/15/75         --
                    Including Sales Charge  -1.67%  2.57%  4.66%  6.03%    8.05%
Class B Shares      Excluding Sales Charge   2.59%  6.68%  4.86%  5.90%    7.60%    3/30/94   12/15/75
                    Including Sales Charge  -2.41%  1.68%  4.53%  5.90%    7.60%
Class C Shares      Excluding Sales Charge   2.60%  6.71%  4.87%  5.82%    7.60%     3/1/02   12/15/75
                    Including Sales Charge   1.60%  5.71%  4.87%  5.82%    7.60%
Citigroup Broad Investment-Grade             1.92%  2.46%  5.08%  6.36%      --
Bond Index/2/
Morningstar Intermediate-Term Bond           1.96%  2.62%  4.79%  5.67%      --
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.89%   0.89%
Class B Shares                                           1.65%   1.64%
Class C Shares                                           1.64%   1.64%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 1.93% (1-year); 4.91% (5-year);
                6.11% (10-year); 8.05% (since inception)

Class B Shares: 0.99% (1-year); 4.81% (5-year);
                5.97% (10-year); 7.60% (since inception)

Class C Shares: 4.91% (1-year); 5.12% (5-year);
                5.89% (10-year); 7.59% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           61%      66%     -5%
U.S. Government & Government
Agency Obligations                              32%      32%      0%
Convertible Bonds                                1%       0%     +1%
Cash Equivalents                                 6%       2%     +4%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Income Fund's performance in 1999 benefited from agreements to limit the fund's expenses.

                              Fixed-Income Funds

                           Inflation Protection Fund

Portfolio Managers:

Martin J. Schafer
Gwen Swanger, CFA

Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares (Income Fund only): contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Income Fund: Lower-rated securities are subject to additional credit and default risks.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                Extended
                                                                               Performance
                                                             Since   Inception  Inception
                                            6-Month 1-Year Inception   Date       Date
                                            ------- ------ --------- --------- -----------
Class A Shares       Excluding Sales Charge   1.72%  5.83%   2.75%    6/28/05   12/29/04
                     Including Sales Charge  -2.90%  1.09%   0.75%
Class C Shares       Excluding Sales Charge   1.42%  5.34%   1.94%    1/16/07   12/29/04
                     Including Sales Charge   0.42%  4.34%   1.94%
Lehman Brothers U.S. Treasury TIPS Index/2/   2.08%  6.22%   2.81%
Morningstar Inflation-Protected Bond          1.57%  5.18%   2.13%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.94%   0.90%
Class C Shares                                           3.78%   1.65%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 0.48% (1-year);
                0.47% (since inception)

Class C Shares: 3.57% (1-year);
                  1.75% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           51%      50%     +1%
U.S. Government & Government
Agency Obligations                              42%      47%     -5%
Cash Equivalents                                 7%       3%     +4%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the Inflation Protection Fund's benchmarks are calculated from 12/31/04. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages for the Income Fund are based on net assets, and sector percentages for the Inflation Protection Fund are based on market value. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                              Fixed-Income Funds

                           Mortgage Securities Fund

Portfolio Manager:

Craig V. Sosey

Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                              Extended
                                                                                             Performance
                                                                           Since   Inception  Inception
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                                           ------- ------ ------ ------- --------- --------- -----------
Class A Shares      Excluding Sales Charge   2.48%  6.46%  3.82%  5.53%    7.40%     5/4/84        --
                    Including Sales Charge  -2.16%  1.66%  2.87%  5.04%    7.19%
Class B Shares      Excluding Sales Charge   2.00%  5.67%  3.07%  4.89%    6.77%    3/30/94    5/4/84
                    Including Sales Charge  -3.00%  0.67%  2.72%  4.89%    6.77%
Class C Shares      Excluding Sales Charge   2.12%  5.72%  3.07%  4.85%    6.73%     3/1/02    5/4/84
                    Including Sales Charge   1.12%  4.72%  3.07%  4.85%    6.73%
Citigroup Mortgage Index/2/                  2.89%  7.43%  4.72%  6.22%    9.20%
Morningstar Short Government                 2.22%  5.10%  2.87%  4.49%    6.78%
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      0.91%   0.91%
Class B Shares                                      1.66%   1.65%
Class C Shares                                      1.63%   1.63%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 1.30% (1-year); 3.19% (5-year);
                5.20% (10-year); 7.20% (since inception)

Class B Shares: 0.27% (1-year); 3.04% (5-year);
                5.04% (10-year); 6.78% (since inception)

Class C Shares: 4.32% (1-year); 3.39% (5-year);
                5.00% (10-year); 6.74% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
U.S. Government & Government
Agency Obligations                              74%      75%     -1%
Bonds                                           22%      24%     -2%
Cash Equivalents                                 4%       1%     +3%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Mortgage Securities Fund's performance between 1998 and 2000 benefited from agreements to limit the fund's expenses.

                              Fixed-Income Funds

                           Preferred Securities Fund

Portfolio Managers:

L. Phillip Jacoby
Bernard M. Sussman

Spectrum Asset Management, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares (Mortgage Securities Fund only): contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                       Extended
                                                                                      Performance
                                                                    Since   Inception  Inception
                                                   6-Month 1-Year Inception   Date       Date
                                                   ------- ------ --------- --------- -----------
Class A Shares          Excluding Sales Charge       2.79%  9.47%   5.46%    6/28/05    5/1/02
                        Including Sales Charge      -1.87%  4.53%   4.49%
Class C Shares          Excluding Sales Charge       2.37%  8.62%   4.93%    1/16/07    5/1/02
                        Including Sales Charge       1.37%  7.62%   4.93%
Merrill Lynch Hybrid Preferred Securities Index/2/   1.00%  7.91%   5.67%
Morningstar Intermediate-Term Bond                   2.62%  6.88%   4.79%
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      1.97%   1.00%
Class C Shares                                      4.06%   1.75%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 2.16% (1-year);
                4.45% (since inception)

Class C Shares: 5.28% (1-year);
                4.92% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Financial                                       84%      86%     -2%
Communications                                   4%       4%      0%
Utilities                                        4%       3%     +1%
Industrial                                       1%       1%      0%
Consumer, Cyclical & Non-cyclical                1%       1%      0%
Energy                                           1%       1%      0%
Cash Equivalents                                 5%       4%     +1%
--------
2 See pages 39- 41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 5/31/84 (for the Mortgage Securities Fund) or 4/30/02 (for the Preferred Securities Fund). Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages for the Mortgage Securities Fund are based on market value, and sector percentages for the Preferred Securities Fund are based on net assets. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                              Fixed-Income Funds

                            Tax-Exempt Bond Fund I

Portfolio Manager:

Thomas M. Byron

Van Kampen Asset Management

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 6/30/08 (Class A and B shares of the Tax-Exempt Bond Fund I only) or 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through the same dates) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                              Extended
                                                                                             Performance
                                                                           Since   Inception  Inception
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                                           ------- ------ ------ ------- --------- --------- -----------
Class A Shares      Excluding Sales Charge   1.22%  5.47%  5.04%  5.17%    5.84%     1/3/77        --
                    Including Sales Charge  -3.31%  0.67%  4.07%  4.70%    5.68%
Class B Shares      Excluding Sales Charge   0.94%  4.79%  4.28%  4.54%    5.06%    3/30/94    1/3/77
                    Including Sales Charge  -4.00% -0.21%  3.95%  4.54%    5.06%
Class C Shares      Excluding Sales Charge   0.80%  4.63%  4.25%  4.38%    4.97%     3/1/02    1/3/77
                    Including Sales Charge  -0.19%  3.63%  4.25%  4.38%    4.97%
Lehman Brothers Municipal Bond Index/2/      1.59%  5.78%  5.16%  5.81%      --
Morningstar Muni National Long               1.30%  5.24%  4.61%  4.98%      --
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      1.22%   1.05%
Class B Shares                                      1.98%   1.44%
Class C Shares                                      1.99%   1.94%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 0.31% (1-year); 4.44% (5-year);
                4.73% (10-year); 5.68% (since inception)

Class B Shares: -0.50% (1-year); 4.33% (5-year);
                4.57% (10-year); 5.06% (since inception)

Class C Shares: 3.25% (1-year); 4.61% (5-year);
                4.41% (10-year); 4.97% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Credit Quality
AAA/Aaa                                         51%      58%     -7%
AA/Aa                                           16%      12%     +4%
A/A                                             10%       8%     +2%
BBB/Baa                                         12%      13%     -1%
BB/Ba or lower                                   4%       2%     +2%
Not Rated                                        7%       7%      0%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The performance of the Tax-Exempt Bond Fund I in 2000 benefited from agreements to limit the fund's expenses.

                              Fixed-Income Funds

                             Short-Term Bond Fund

Portfolio Managers:

Zeid Ayer, Ph.D., CFA
Craig Dawson, CFA
Martin J. Schafer

Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5% (Tax-Exempt Bond Fund I) or 2.5% (Short-Term Bond Fund); Class B shares (Tax-Exempt Bond Fund I only): contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Tax-Exempt Bond Fund I: A portion of the fund's income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax
(AMT) for certain investors.

Short-Term Bond Fund: Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                          Extended
                                                                                         Performance
                                                                       Since   Inception  Inception
                                               6-Month 1-Year 5-Year Inception   Date       Date
                                               ------- ------ ------ --------- --------- -----------
Class A Shares        Excluding Sales Charge    2.64%   5.52%  3.49%   4.09%    6/28/05    12/6/00
                      Including Sales Charge    0.12%   2.91%  2.96%   3.68%
Class C Shares        Excluding Sales Charge    2.15%   4.62%  2.68%   3.29%    1/16/07    12/6/00
                      Including Sales Charge    1.15%   3.62%  2.68%   3.29%
Lehman Brothers 1-3 Year Govt./Credit Index/2/  2.42%   5.33%  3.39%   4.24%
Lehman Brothers 1-5 Year Govt./Credit Index/2/  2.53%   5.69%  3.87%   4.68%
Morningstar Short-Term Bond                     2.36%   5.18%  3.23%   3.88%
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      0.75%   0.73%
Class C Shares                                      3.76%   1.70%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 2.76% (1-year); 3.09% (5-year);
                3.64% (since inception)

Class C Shares: 3.47% (1-year); 2.81% (5-year);
                3.26% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           77%      79%     -2%
U.S. Government & Government
Agency Obligations                              19%      19%      0%
Cash Equivalents                                 4%       2%     +2%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the Short-Term Bond Fund's benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

3 Credit quality percentages of the Tax-Exempt Bond Fund I and sector percentages of the Short-Term Bond Fund are based on market value. They may differ from data shown in this report's schedules of investments and from current portfolio composition. Percentages of rated securities include unrated securities that have been determined by the subadvisor to be of comparable quality. These securities amount to 5.79% of the Tax-Exempt Bond Fund I.

                         Short-Term Fixed-Income Funds

                            Short-Term Income Fund

Portfolio Manager:

Craig V. Sosey

Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                                    Extended
                                                                                                   Performance
                                                                                 Since   Inception  Inception
                                                 6-Month 1-Year 5-Year 10-Year Inception   Date       Date
                                                 ------- ------ ------ ------- --------- --------- -----------
Class A Shares            Excluding Sales Charge   2.35%  5.17%  3.56%  4.83%    4.57%    11/1/93         --
                          Including Sales Charge  -0.23%  2.49%  3.04%  4.56%    4.38%
Class C Shares            Excluding Sales Charge   2.06%  4.48%  2.80%  4.02%    3.72%     3/1/02    11/1/93
                          Including Sales Charge   1.06%  3.48%  2.80%  4.02%    3.72%
Citigroup Broad Investment-Grade                   2.65%  5.83%  4.34%  5.65%    5.72%
Credit 1-3 Years Index/2/
Morningstar Short-Term Bond                        2.36%  5.18%  3.23%  4.60%    4.61%
Category Average/2/

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.95%   0.95%
Class C Shares                                           1.68%   1.67%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 2.47% (1-year); 3.23% (5-year);
                4.58% (10-year); 4.39% (since inception)

Class C Shares: 3.01% (1-year); 3.00% (5-year);
                4.03% (10-year); 3.72% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           79%      90%    -11%
U.S. Government & Government
Agency Obligations                              11%       8%     +3%
Cash Equivalents                                10%       2%     +8%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Short-Term Income Fund's performance between 1995 and 2005 benefited from agreements to limit the fund's expenses.

                         Short-Term Fixed-Income Funds

                             Ultra Short Bond Fund

Portfolio Managers:

Zeid Ayer, Ph.D., CFA
Craig Dawson, CFA

Principal Global Investors, LLC

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.5% (Short-Term Income Fund) or 1% (Ultra Short Bond Fund); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                      Extended
                                                                                     Performance
                                                                   Since   Inception  Inception
                                           6-Month 1-Year 5-Year Inception   Date       Date
                                           ------- ------ ------ --------- --------- -----------
Class A Shares      Excluding Sales Charge  2.37%   4.87%  3.16%   3.24%    3/15/06    6/15/01
                    Including Sales Charge  1.36%   3.84%  2.95%   3.06%
Class C Shares      Excluding Sales Charge  2.12%   4.24%  2.42%   2.50%    1/16/07    6/15/01
                    Including Sales Charge  1.12%   3.24%  2.42%   2.50%
6-Month LIBOR Index/2/                      2.70%   5.51%  2.89%   2.93%
Morningstar Ultrashort Bond                 2.46%   5.03%  2.75%   2.92%
Category Average/2/

                                                    Gross    Net
                                                   Expense Expense
Total Investment Expense                            Ratio   Ratio
------------------------                           ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                      1.04%   0.75%
Class C Shares                                      3.75%   1.50%

Average annual total returns/1/ including sales charge as of 3/31/07:

Class A Shares: 3.67% (1-year); 2.91% (5-year);
                3.02% (since inception)

Class C Shares: 3.17% (1-year); 2.39% (5-year);
                2.47% (since inception)

                                               As of   As of
Portfolio Composition/3/                      4/30/07 10/31/06 Change
------------------------                      ------- -------- ------
Sector
Bonds                                           86%      83%     +3%
U.S. Government & Government
Agency Obligations                               9%      11%     -2%
Cash Equivalents                                 5%       6%     -1%

2 See pages 39-41 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 10/31/93 (for the Short-Term Income Fund) or 6/30/01 (for the Ultra Short Bond Fund). Indices are unmanaged, and individuals cannot invest directly in an index.

3 Sector percentages for the Short-Term Income Fund are based on net assets, and sector percentages for the Ultra Short Bond Fund are based on market value. They may differ from data shown in this report's schedules of investments and from current portfolio composition.

                         Short-Term Fixed-Income Funds

                               Money Market Fund

Portfolio Managers:

Tracy Reeg
Alice Robertson

Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

A contingent deferred sales charge may apply as follows: Class B shares: 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day simple yield more closely reflects current fund earnings than the total return data.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                                 Extended
                                                                                Performance
                                                              Since   Inception  Inception
                                      6-Month 1-Year 5-Year Inception   Date       Date
                                      ------- ------ ------ --------- --------- -----------
Class A Shares Excluding Sales Charge   2.42%  4.90%  1.99%   2.21%    6/28/05    12/6/00
Class B Shares Excluding Sales Charge   1.90%  3.81%  1.50%   1.83%    6/28/05    12/6/00
               Including Sales Charge  -3.10% -1.19%  1.12%   1.83%
Class C Shares Excluding Sales Charge   1.78%  3.57%  1.00%   1.25%    1/16/07    12/6/00
               Including Sales Charge   0.78%  2.57%  1.00%   1.25%

                                                         Gross    Net
                                                        Expense Expense
Total Investment Expense                                 Ratio   Ratio
------------------------                                ------- -------
As shown in the 5/29/07 prospectus.
Class A Shares                                           0.53%   0.53%
Class B Shares                                           2.26%   1.74%
Class C Shares                                           1.99%   1.79%

                                                        7-Day    7-Day
                                                        Simple Effective
Yields/2/ as of April 30, 2007                          Yield    Yield
------------------------------                          ------ ---------
Class A Shares                                           4.92%   5.04%

Fund yields/2/ as of 3/31/07:

Class A Shares: 4.92% (7-day simple yield);
                5.04% (7-day effective yield)
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2 The 7-day simple yield is calculated based on the income generated by an investment in the fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the fund's investments is reinvested and compounded.

                         Short-Term Fixed-Income Funds

                                   Glossary

6-Month LIBOR (London Interbank Offered Rate) Index:

An average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Citigroup Broad Investment-Grade Bond Index:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

Citigroup Broad Investment-Grade Credit 1-3 Years Index:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between one and three years.

Citigroup Broad Market (BMI) Global ex-USA Index:

A float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of U.S. $100 million and above.

Citigroup Mortgage Index:

Represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Citigroup U.S. High-Yield Market Capped Index:

Measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada, with the imposition of a cap on the par amount of each issuer and delayed entry of fallen angels following their downgrade.

Lehman Brothers Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Lehman Brothers Government/Mortgage Index:

A combination of the Lehman Brothers Government Index and the Lehman Brothers Mortgage-Backed Securities (MBS) Index. The Government Index includes all government bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.

Lehman Brothers 1-3 Year Government/Credit Index:

A combination of the Lehman Brothers Government and Corporate Bond indices with maturities between one year and three years.

Lehman Brothers 1-5 Year Government/Credit Index:

An index composed of Treasury notes, agencies, and corporate debt securities rated BBB or better with maturities between one year and five years.

Lehman Brothers Municipal Bond Index:

A total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

Lehman Brothers U.S. Treasury TIPS (Treasury Inflation Protection Securities)
Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Merrill Lynch Hybrid Preferred Securities Index:

An index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index:

Measures the stock returns of companies in 27 developing countries.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Diversified Emerging Markets Category Average:

An average of the net asset value (NAV) returns of mutual funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest at least 70% of total assets in equities and invest at least 50% of stock assets in emerging markets.

Morningstar Foreign Large Blend Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany, and they typically have less than 20% of assets invested in U.S. stocks.

                                   Glossary

Morningstar High-Yield Bond Category Average:

An average of the net asset value (NAV) returns of mutual funds that primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below.

Morningstar Inflation-Protected Bond Category Average:

An average of the net asset value (NAV) returns of mutual funds that primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these funds buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate-Term Bond Category Average:

An average of the net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Intermediate Government Category Average:

An average of the net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Large Blend Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Blend Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in U.S. stocks of various sizes and styles, giving them a middle-of-the-road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.

Morningstar Mid-Cap Growth Category Average

An average of the net asset value (NAV) returns of mutual funds that invest in stocks of all sizes, thus leading to a mid-cap profile, or those that focus on midsize companies. These funds target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices.

Morningstar Mid-Cap Value Category Average:

An average of the net asset value (NAV) returns of mid-cap value mutual funds that focus on medium-size companies or that own a mix of small-, mid-, and large-cap stocks. All look for U.S. stocks that are less expensive or growing more slowly than the market.

Morningstar Muni CA Intermediate/Short Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest at least 80% of assets in California municipal debt and have durations of less than seven years (or, if duration is unavailable, average maturities of less than 12 years).

Morningstar Muni CA Long Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest at least 80% of assets in California municipal debt and have durations of more than seven years (or, if duration is unavailable, average maturities of more than 12 years).

Morningstar Muni National Long Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.

Morningstar Short Government Category Average:

An average of the net asset value (NAV) returns of mutual funds that have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies and have durations between 1 and 3.5 years.

Morningstar Short-Term Bond Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 1 to 3.5 years.

                                   Glossary

Morningstar Small Blend Category Average:

An average of the net asset value (NAV) returns of mutual funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages.

Morningstar Small Value Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in small U.S. companies with valuations and growth rates below other small-cap peers.

Morningstar Specialty - Real Estate Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Ultrashort Bond Category Average:

An average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Russell 1000(R) Growth Index:

Measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000(R) Value Index:

Measures the performance of those Russell 1000(R) Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000(R) Index:

Measures the performance of the 2,000 smallest stocks in the Russell 3000(R) Index.

Russell 2000(R) Growth Index:

Measures the performance of those Russell 2000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000(R) Value Index:

Measures the performance of those Russell 2000(R) Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 3000(R) Index:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap(R) Index:

Measures the performance of the 800 smallest stocks in the Russell 1000(R)
Index.

Russell Midcap(R) Growth Index:

Measures the performance of those Russell Midcap(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap(R) Value Index:

Measures the performance of those Russell Midcap(R) Index securities with lower price-to-book ratios and lower forecasted growth values.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

S&P 500/Citigroup Value Index:

A float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

S&P MidCap 400:

A weighted index of the common stocks of 400 mid-size companies.

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

                                       42

As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007), unless otherwise noted.
         Actual Expenses
         The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

          Hypothetical Example for Comparison Purposes
          The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                    Beginning                                       Expenses Paid
                                             ------------------------          Ending               During Period
                                                  Account Value            Account Value        November 1, 2006 to      Annualized
Based On Actual Return                           November 1, 2006          April 30, 2007       April 30, 2007(  a)    Expense Ratio

Bond & Mortgage Securities Fund
     Class A                                         $1,000.00                $1,026.04                 $ 4.72               0.94%
     Class B                                          1,000.00                1,022.65                   8.02               1.60
     Class C(b)                                       1,000.00                1,015.17                   5.02               1.75
California Insured Intermediate Municipal
Fund
     Class A                                          1,000.00                1,010.31                   4.39               0.88
     Class B                                          1,000.00                1,006.38                   8.16               1.64
     Class C                                          1,000.00                1,006.37                   8.21               1.65
California Insured Intermediate Municipal
Fund (Excluding Interest Expense and Fees)
     Class A                                          1,000.00                1,010.31                   4.29               0.86
     Class B                                          1,000.00                1,006.38                   8.11               1.63
     Class C                                          1,000.00                1,006.37                   8.11               1.63
California Municipal Fund
     Class A                                          1,000.00                1,014.09                   5.29               1.06
     Class B                                          1,000.00                1,010.29                   9.07               1.82
     Class C                                          1,000.00                1,010.23                   9.17               1.84
California Municipal Fund
(Excluding Interest Expense and Fees)
     Class A                                          1,000.00                1,014.09                   4.05               0.81
     Class B                                          1,000.00                1,010.29                   7.83               1.57
     Class C                                          1,000.00                1,010.23                   7.88               1.58
Disciplined LargeCap Blend Fund
     Class A                                          1,000.00                1,085.43                   4.71               0.91
     Class B                                          1,000.00                1,080.02                  10.01               1.94
     Class C(b)                                       1,000.00                1,038.75                   5.29               1.82
Diversified International Fund
     Class A                                          1,000.00                1,154.57                   7.05               1.32
     Class B                                          1,000.00                1,149.71                  11.67               2.19
     Class C(b)                                       1,000.00                1,091.90                   6.20               2.08
Equity Income Fund I
     Class A                                          1,000.00                1,095.14                   4.31               0.83
     Class B                                          1,000.00                1,090.56                   8.66               1.67
     Class C                                          1,000.00                1,090.78                   8.29               1.60
Government & High Quality Bond Fund
     Class A                                          1,000.00                1,024.23                   4.27               0.85
     Class B                                          1,000.00                1,019.87                   8.76               1.75
     Class C(b)                                       1,000.00                1,014.64                   4.74               1.65
High Yield Fund II
     Class A                                          1,000.00                1,072.78                   4.16               0.81
     Class B                                          1,000.00                1,068.09                   8.36               1.63
     Class C                                          1,000.00                1,068.43                   8.10               1.58
Income Fund
     Class A                                         $1,000.00                $1,029.78                 $ 4.48               0.89%
     Class B                                          1,000.00                1,025.89                   8.29               1.65
     Class C                                          1,000.00                1,026.02                   8.24               1.64
Inflation Protection Fund
     Class A                                          1,000.00                1,017.20                   4.50               0.90
     Class C(b)                                       1,000.00                1,031.48                   4.78               1.65
International Emerging Markets Fund
     Class A                                          1,000.00                1,218.17                   9.57               1.74
     Class B                                          1,000.00                1,212.51                  14.37               2.62
     Class C(b)                                       1,000.00                1,103.12                   8.39               2.80
LargeCap Growth Fund
     Class A                                          1,000.00                1,077.56                   6.03               1.17
     Class B                                          1,000.00                1,071.88                  11.20               2.18
     Class C(b)                                       1,000.00                1,012.27                   5.82               2.03
LargeCap S&P 500 Index Fund
     Class A                                          1,000.00                1,081.98                   3.30               0.64
     Class C(b)                                       1,000.00                1,036.56                   3.77               1.30
LargeCap Value Fund
     Class A                                          1,000.00                1,086.63                   4.71               0.91
     Class B                                          1,000.00                1,081.24                  10.37               2.01
     Class C(b)                                       1,000.00                1,046.88                   4.96               1.70
MidCap Blend Fund
     Class A                                          1,000.00                1,125.67                   5.38               1.02
     Class B                                          1,000.00                1,123.70                   6.95               1.32
     Class C(b)                                       1,000.00                1,068.31                   5.75               1.95
MidCap Stock Fund
     Class A                                          1,000.00                1,119.39                   5.57               1.06
     Class B                                          1,000.00                1,113.84                  10.80               2.06
     Class C                                          1,000.00                1,114.37                  10.17               1.94
Money Market Fund
     Class A                                          1,000.00                1,024.23                   2.26               0.45
     Class B                                          1,000.00                1,019.03                   8.01               1.60
     Class C(b)                                       1,000.00                1,010.22                   5.13               1.79
Mortgage Securities Fund
     Class A                                          1,000.00                1,024.78                   4.62               0.92
     Class B                                          1,000.00                1,020.04                   8.36               1.67
     Class C                                          1,000.00                1,021.24                   8.17               1.63
Partners LargeCap Blend Fund
     Class A                                          1,000.00                1,085.98                   7.03               1.36
     Class B                                          1,000.00                1,082.53                  10.64               2.06
     Class C(b)                                       1,000.00                1,032.54                   6.37               2.20
Partners LargeCap Blend Fund I
     Class A                                          1,000.00                1,081.09                   5.57               1.08
     Class B                                          1,000.00                1,075.61                  10.81               2.10
     Class C(b)                                       1,000.00                1,036.59                   5.51               1.90
Partners LargeCap Growth Fund I
     Class A                                          1,000.00                1,086.76                   7.92               1.53
     Class B                                          1,000.00                1,081.47                  12.75               2.47
     Class C(b)                                       1,000.00                1,010.53                   6.30               2.20
Partners LargeCap Growth Fund II
     Class A                                          1,000.00                1,062.44                   8.69               1.70
     Class C(b)                                       1,000.00                1,021.13                   7.05               2.45
Partners LargeCap Value Fund
     Class A                                          1,000.00                1,089.20                   7.10               1.37
     Class B                                          1,000.00                1,084.26                  10.96               2.12
     Class C(b)                                       1,000.00                1,042.88                   6.55               2.25
Partners MidCap Growth Fund
     Class A                                          1,000.00                1,108.46                   9.15               1.75
     Class B                                          1,000.00                1,104.17                  13.04               2.50
     Class C(b)                                       1,000.00                1,042.90                   7.31               2.51
Partners MidCap Growth Fund I
     Class A                                          1,000.00                1,117.70                   9.19               1.75
     Class C(b)                                       1,000.00                1,065.01                   7.41               2.52
Partners MidCap Value Fund
     Class A                                          1,000.00                1,125.33                   9.22               1.75
     Class B                                          1,000.00                1,121.00                  13.15               2.50
     Class C(b)                                       1,000.00                1,081.15                   7.41               2.50
Partners SmallCap Growth Fund II
     Class A                                          1,000.00                1,077.44                  10.04               1.95
     Class B                                          1,000.00                1,072.61                  13.88               2.70
     Class C(b)                                       1,000.00                1,038.72                   7.84               2.70
Preferred Securities Fund
     Class A                                          1,000.00                1,027.86                   5.03               1.00
     Class C(b)                                       1,000.00                1,008.85                   5.01               1.75
Real Estate Securities Fund
     Class A                                         $1,000.00                $1,048.88                 $ 6.60               1.30%
     Class B                                          1,000.00                1,044.67                  10.49               2.07
     Class C(b)                                       1,000.00                 974.10                    5.57               1.98
Short-Term Bond Fund
     Class A                                          1,000.00                1,026.44                   3.77               0.75
     Class C(b)                                       1,000.00                1,014.12                   4.88               1.70
Short-Term Income Fund
     Class A                                          1,000.00                1,023.50                   4.77               0.95
     Class C                                          1,000.00                1,020.62                   8.47               1.69
SmallCap Blend Fund
     Class A                                          1,000.00                1,095.34                   7.12               1.37
     Class B                                          1,000.00                1,090.79                  11.30               2.18
     Class C(b)                                       1,000.00                1,051.81                   6.43               2.20
SmallCap Growth Fund
     Class A(b)                                       1,000.00                1,062.01                   3.61               1.23
     Class B(b)                                       1,000.00                1,057.50                   7.53               2.57
     Class C(b)                                       1,000.00                1,058.62                   6.48               2.21
SmallCap Value Fund
     Class A                                          1,000.00                1,038.00                   6.87               1.36
     Class B                                          1,000.00                1,033.79                  11.30               2.24
     Class C(b)                                       1,000.00                1,004.23                   5.94               2.08
Tax-Exempt Bond Fund I
     Class A                                          1,000.00                1,012.15                   5.74               1.15
     Class B                                          1,000.00                1,009.40                   8.22               1.65
     Class C                                          1,000.00                1,007.98                   9.66               1.94
Tax-Exempt Bond Fund I
(Excluding Interest Expense and Fees)
     Class A                                          1,000.00                1,012.15                   3.94               0.79
     Class B                                          1,000.00                1,009.40                   6.63               1.33
     Class C                                          1,000.00                1,007.98                   8.17               1.64
Ultra Short Bond Fund
     Class A                                          1,000.00                1,023.69                   3.51               0.70
     Class C(b)                                       1,000.00                1,011.97                   4.30               1.50
West Coast Equity Fund
     Class A                                          1,000.00                1,072.28                   4.16               0.81
     Class B                                          1,000.00                1,066.79                   8.87               1.73
     Class C                                          1,000.00                1,067.33                   8.66               1.69


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Period  beginning  January 17, 2007 through
     April 30, 2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception).

                                                                                          Expenses Paid
                                                    Beginning                                 ------------------------
                                             ------------------------         Ending               During Period
                                                  Account Value            Account Value        November 1, 2006 to     Annualized
Based On Assumed 5% Return                       November 1, 2006         April 30, 2007      April 30, 2007(   a)     Expense Ratio

Bond & Mortgage Securities Fund
     Class A                                         $1,000.00               $1,020.13                 $ 4.71               0.94%
     Class B                                         1,000.00                 1,016.86                  8.00               1.60
     Class C(b)                                      1,000.00                 1,016.12                  8.75               1.75
California Insured Intermediate Municipal
Fund
     Class A                                         1,000.00                 1,020.43                  4.41               0.88
     Class B                                         1,000.00                 1,016.66                  8.20               1.64
     Class C                                         1,000.00                 1,016.61                  8.25               1.65
California Insured Intermediate Municipal
Fund (Excluding Interest Expense and Fees)
     Class A                                         1,000.00                 1,020.53                  4.31               0.86
     Class B                                         1,000.00                 1,016.71                  8.15               1.63
     Class C                                         1,000.00                 1,016.71                  8.15               1.63
California Municipal Fund
     Class A                                         1,000.00                 1,019.54                  5.31               1.06
     Class B                                         1,000.00                 1,015.77                  9.10               1.82
     Class C                                         1,000.00                 1,015.67                  9.20               1.84
California Municipal Fund
(Excluding Interest Expense and Fees)
     Class A                                         1,000.00                 1,020.78                  4.06               0.81
     Class B                                         1,000.00                 1,017.01                  7.85               1.57
     Class C                                         1,000.00                 1,016.96                  7.90               1.58
Disciplined LargeCap Blend Fund
     Class A                                         1,000.00                 1,020.28                  4.56               0.91
     Class B                                         1,000.00                 1,015.17                  9.69               1.94
     Class C(b)                                      1,000.00                 1,015.77                  9.10               1.82
Diversified International Fund
     Class A                                         1,000.00                 1,018.25                  6.61               1.32
     Class B                                         1,000.00                 1,013.93                  10.94              2.19
     Class C(b)                                      1,000.00                 1,014.48                  10.39              2.08
Equity Income Fund I
     Class A                                         1,000.00                 1,020.68                  4.16               0.83
     Class B                                         1,000.00                 1,016.51                  8.35               1.67
     Class C                                         1,000.00                 1,016.86                  8.00               1.60
Government & High Quality Bond Fund
     Class A                                         1,000.00                 1,020.58                  4.26               0.85
     Class B                                         1,000.00                 1,016.12                  8.75               1.75
     Class C(b)                                      1,000.00                 1,016.61                  8.25               1.65
High Yield Fund II
     Class A                                         1,000.00                 1,020.78                  4.06               0.81
     Class B                                         1,000.00                 1,016.71                  8.15               1.63
     Class C                                         1,000.00                 1,016.96                  7.90               1.58
Income Fund
     Class A                                         1,000.00                 1,020.38                  4.46               0.89
     Class B                                         1,000.00                 1,016.61                  8.25               1.65
     Class C                                         1,000.00                 1,016.66                  8.20               1.64
Inflation Protection Fund
     Class A                                         1,000.00                 1,020.33                  4.51               0.90
     Class C(b)                                      1,000.00                 1,016.61                  8.25               1.65
International Emerging Markets Fund
     Class A                                         1,000.00                 1,016.17                  8.70               1.74
     Class B                                         1,000.00                 1,011.80                  13.07              2.62
     Class C(b)                                      1,000.00                 1,010.91                  13.96              2.80
LargeCap Growth Fund
     Class A                                         1,000.00                 1,018.99                  5.86               1.17
     Class B                                         1,000.00                 1,013.98                  10.89              2.18
     Class C(b)                                      1,000.00                 1,014.73                  10.14              2.03
LargeCap S&P 500 Index Fund
     Class A                                         1,000.00                 1,021.62                  3.21               0.64
     Class C(b)                                      1,000.00                 1,018.35                  6.51               1.30
LargeCap Value Fund
     Class A                                         1,000.00                 1,020.28                  4.56               0.91
     Class B                                         1,000.00                 1,014.83                  10.04              2.01
     Class C(b)                                      1,000.00                 1,016.36                  8.50               1.70
MidCap Blend Fund
     Class A                                         1,000.00                 1,019.74                  5.11               1.02
     Class B                                         1,000.00                 1,018.25                  6.61               1.32
     Class C(b)                                      1,000.00                 1,015.12                  9.74               1.95
MidCap Stock Fund

     Class A                                         1,000.00                 1,019.54                  5.31           1.06
     Class B                                         1,000.00                 1,014.58                  10.29              2.06
     Class C                                         1,000.00                 1,015.17                  9.69               1.94
Money Market Fund

     Class A                                         $1,000.00               $1,022.56                  $2.26          0.45%
     Class B                                         1,000.00                 1,016.86                  8.00               1.60
     Class C(b)                                      1,000.00                 1,015.92                  8.95               1.79
Mortgage Securities Fund
     Class A                                         1,000.00                 1,020.03                  4.61               0.92
     Class B                                         1,000.00                 1,016.51                  8.35               1.67
     Class C                                         1,000.00                 1,016.71                  8.15               1.63
Partners LargeCap Blend Fund
     Class A                                         1,000.00                 1,018.05                  6.80               1.36
     Class B                                         1,000.00                 1,014.58                  10.29              2.06
     Class C(b)                                      1,000.00                 1,013.88                  10.99              2.20
Partners LargeCap Blend Fund I
     Class A                                         1,000.00                 1,019.44                  5.41               1.08
     Class B                                         1,000.00                 1,014.38                  10.49              2.10
     Class C(b)                                      1,000.00                 1,015.37                  9.49               1.90
Partners LargeCap Growth Fund I
     Class A                                         1,000.00                 1,017.21                  7.65               1.53
     Class B                                         1,000.00                 1,012.55                  12.33              2.47
     Class C(b)                                      1,000.00                 1,013.88                  10.99              2.20
Partners LargeCap Growth Fund II
     Class A                                         1,000.00                 1,016.36                  8.50               1.70
     Class C(b)                                      1,000.00                 1,012.65                  12.23              2.45
Partners LargeCap Value Fund
     Class A                                         1,000.00                 1,018.00                  6.85               1.37
     Class B                                         1,000.00                 1,014.28                  10.59              2.12
     Class C(b)                                      1,000.00                 1,013.64                  11.23              2.25
Partners MidCap Growth Fund
     Class A                                         1,000.00                 1,016.12                  8.75               1.75
     Class B                                         1,000.00                 1,012.40                  12.47              2.50
     Class C(b)                                      1,000.00                 1,012.35                  12.52              2.51
Partners MidCap Growth Fund I
     Class A                                         1,000.00                 1,016.12                  8.75               1.75
     Class C(b)                                      1,000.00                 1,012.30                  12.57              2.52
Partners MidCap Value Fund
     Class A                                         1,000.00                 1,016.12                  8.75               1.75
     Class B                                         1,000.00                 1,012.40                  12.47              2.50
     Class C(b)                                      1,000.00                 1,012.40                  12.47              2.50
Partners SmallCap Growth Fund II
     Class A                                         1,000.00                 1,015.12                  9.74               1.95
     Class B                                         1,000.00                 1,011.41                  13.47              2.70
     Class C(b)                                      1,000.00                 1,011.41                  13.47              2.70
Preferred Securities Fund
     Class A                                         1,000.00                 1,019.84                  5.01               1.00
     Class C(b)                                      1,000.00                 1,016.12                  8.75               1.75
Real Estate Securities Fund
     Class A                                         1,000.00                 1,018.35                  6.51               1.30
     Class B                                         1,000.00                 1,014.53                  10.34              2.07
     Class C(b)                                      1,000.00                 1,014.98                  9.89               1.98
Short-Term Bond Fund
     Class A                                         1,000.00                 1,021.08                  3.76               0.75
     Class C(b)                                      1,000.00                 1,016.36                  8.50               1.70
Short-Term Income Fund
     Class A                                         1,000.00                 1,020.08                  4.76               0.95
     Class C                                         1,000.00                 1,016.41                  8.45               1.69
SmallCap Blend Fund
     Class A                                         1,000.00                 1,018.00                  6.85               1.37
     Class B                                         1,000.00                 1,013.98                  10.89              2.18
     Class C(b)                                      1,000.00                 1,013.88                  10.99              2.20
SmallCap Growth Fund
     Class A(b)                                      1,000.00                 1,018.70                  6.16               1.23
     Class B(b)                                      1,000.00                 1,012.05                  12.82              2.57
     Class C(b)                                      1,000.00                 1,013.84                  11.04              2.21
SmallCap Value Fund
     Class A                                         1,000.00                 1,018.05                  6.80               1.36
     Class B                                         1,000.00                 1,013.69                  11.18              2.24
     Class C(b)                                      1,000.00                 1,014.48                  10.39              2.08
Tax-Exempt Bond Fund I
     Class A                                         1,000.00                 1,019.09                  5.76               1.15
     Class B                                         1,000.00                 1,016.61                  8.25               1.65
     Class C                                         1,000.00                 1,015.77                  9.69               1.94
Tax-Exempt Bond Fund I
(Excluding Interest Expense and Fees)
     Class A                                         $1,000.00               $1,020.88                  $3.96                0.79%
     Class B                                         1,000.00                 1,018.20                  6.66               1.33
     Class C                                         1,000.00                 1,016.66                  8.20               1.64
Ultra Short Bond Fund
     Class A                                         1,000.00                 1,021.32                  3.51               0.70
     Class C(b)                                      1,000.00                 1,017.36                  7.50               1.50
West Coast Equity Fund
     Class A                                         1,000.00                 1,020.78                  4.06               0.81
     Class B                                         1,000.00                 1,016.22                  8.65               1.73
     Class C                                         1,000.00                 1,016.41                  8.45               1.69


(a)  Expenses are equal to a fund's  annualized  expense ratio multiplied by the average  account  value over the period,  multiplied by 181/365 (to reflect the one-half year period).
(b) Period beginning January 17, 2007,  through
     April 30, 2007.  Expenses are equal to a fund's  annualized  expense  ratio multiplied  by the average  account  value over the period,  multiplied  by
     104/365     (to     reflect      the     period      since      inception).





                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

See accompanying notes.                                                       112

                                                                            Bond & Mortgage   California Insured
                                                                               Securities        Intermediate         California
Amounts in thousands, except per share amounts                                    Fund          Municipal Fund      Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 3,390,712            $ 96,926          $ 420,805
Assets
Investment in securities--at value  ...................................... $ 3,397,587(    a)           $ 98,924          $ 437,366
Cash......................................................................             6,944                  87                 30
Receivables:
     Capital Shares sold..................................................            15,467                 343              1,192
     Dividends and interest...............................................            22,221               1,345              5,426
     Expense reimbursement from Manager...................................                23                   4                  3
     Expense reimbursement from Underwriter...............................                10                   -                  -
     Investment securities sold...........................................            86,133                   -                  -
     Unrealized gain on options and swaptions.............................               445                   -                  -
Other assets..............................................................                 7                   -                  -
Prepaid directors' expenses...............................................                 -                   1                  4
Prepaid expenses..........................................................                 -                  17                 30
                                                            Total Assets           3,528,837             100,721            444,051
Liabilities
Accrued management and investment advisory fees...........................               966                  41                162
Accrued administrative service fees.......................................                27                   -                  -
Accrued distribution fees.................................................               185                  47                155
Accrued service fees......................................................                34                   -                  -
Accrued transfer and administrative fees..................................               167                  20                 42
Accrued other expenses....................................................                43                   -                  -
Payables:
     Capital Shares reacquired............................................             1,835                  16                299
     Dividends payable....................................................            10,222                 258              1,235
     Interest expense and fees payable....................................                 -                   4                482
     Investment securities purchased......................................           717,397                   -              6,938
     Unrealized loss on swap agreements...................................             2,135                   -                  -
     Variation margin on futures contracts ...............................                 -                  19                170
Collateral obligation on securities loaned, at value......................           471,081                   -                  -
Floating rate notes issued................................................                 -                 750             38,950
                                                       Total Liabilities           1,204,092               1,155             48,433
Net Assets Applicable to Outstanding Shares...............................       $ 2,324,745            $ 99,566          $ 395,618
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 2,332,364            $ 97,559          $ 377,617
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             5,176                  70                113
Accumulated undistributed (overdistributed) net realized gain (loss)......           (17,980)                (46)             1,306
Net unrealized appreciation (depreciation) of investments.................             5,185               1,983             16,582
                                                         Total Net Assets        $ 2,324,745            $ 99,566          $ 395,618
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           615,000             300,000            300,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 61,391                 N/A                N/A
     Shares Issued and Outstanding........................................             5,763
     Net Asset Value per share............................................           $ 10.65
Advisors Select: Net Assets...............................................          $ 43,155                 N/A                N/A
     Shares Issued and Outstanding........................................             4,062
     Net Asset Value per share............................................           $ 10.62
Advisors Signature: Net Assets............................................           $ 5,563                 N/A                N/A
     Shares Issued and Outstanding........................................               520
     Net Asset Value per share............................................           $ 10.69
Class A: Net Assets.......................................................         $ 168,021            $ 57,182          $ 277,404
     Shares Issued and Outstanding........................................            15,702               5,257             24,835
     Net Asset Value per share............................................           $ 10.70             $ 10.88            $ 11.17
     Maximum Offering Price............................................... $ 11.20(        b)          $ 11.39(b)         $ 11.70(b)
Class B: Net Assets.......................................................          $ 24,221            $ 37,604          $ 113,250
     Shares Issued and Outstanding........................................             2,263               3,457             10,139
     Net Asset Value per share............................................ $ 10.70(        c)          $ 10.88(c)         $ 11.17(c)
Class C: Net Assets.......................................................           $ 1,039             $ 4,780            $ 4,964
     Shares Issued and Outstanding........................................                97                 439                444
     Net Asset Value per share............................................         $ 10.70(c)          $ 10.88(c)         $ 11.17(c)
Class J: Net Assets.......................................................         $ 252,451                 N/A                N/A
     Shares Issued and Outstanding........................................            23,490
     Net Asset Value per share............................................         $ 10.75(c)
Institutional: Net Assets.................................................       $ 1,646,702                 N/A                N/A
     Shares Issued and Outstanding........................................           153,915
     Net Asset Value per share............................................           $ 10.70
Preferred: Net Assets.....................................................          $ 97,552                 N/A                N/A
     Shares Issued and Outstanding........................................             9,149
     Net Asset Value per share............................................           $ 10.66
Select: Net Assets........................................................          $ 24,650                 N/A                N/A
     Shares Issued and Outstanding........................................             2,283
     Net Asset Value per share............................................           $ 10.80


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






====================================================================================================================================
                                                                              Disciplined         Diversified
                                                                                LargeCap         International      Equity Income
Amounts in thousands, except per share amounts                                 Blend Fund            Fund               Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 3,356,092         $ 2,210,402        $ 4,492,201
Foreign currency--at cost.................................................              $  -               $ 649                $ -
Assets
Investment in securities--at value  ...................................... $ 3,799,884(    a)      $ 2,539,352(a)     $ 5,169,113(a)
Foreign currency--at value................................................                 -                 649                  -
Cash......................................................................                12               7,121              1,364
Receivables:
     Capital Shares sold..................................................             3,828               2,732              8,410
     Dividends and interest...............................................             2,273               9,670              7,859
     Expense reimbursement from Manager...................................                32                  13                  -
     Expense reimbursement from Underwriter...............................                 -                  10                  -
     Foreign tax refund...................................................                 -                  45                  -
     Investment securities sold...........................................                 -              38,762             60,066
Other assets..............................................................                 5                   5                  1
Prepaid directors' expenses...............................................                 -                   4                  9
                                                            Total Assets           3,806,034           2,598,363          5,246,822
Liabilities
Accrued management and investment advisory fees...........................             1,544               1,562              1,872
Accrued administrative service fees.......................................                 3                  24                  -
Accrued distribution fees.................................................               208                 304                920
Accrued service fees......................................................                 3                  30                  -
Accrued transfer and administrative fees..................................               346                 351                502
Accrued directors' expenses                                                                5                   -                  -
Accrued other expenses....................................................                48                 261                 33
Payables:
     Capital Shares reacquired............................................             1,474               2,327              4,672
     Investment securities purchased......................................                 -              36,497             50,011
Collateral obligation on securities loaned, at value......................           406,396             320,059            644,191
                                                       Total Liabilities             410,027             361,415            702,201
Net Assets Applicable to Outstanding Shares...............................       $ 3,396,007         $ 2,236,948        $ 4,544,621
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 2,593,504         $ 1,711,919        $ 3,565,521
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             8,841               (660)              9,385
Accumulated undistributed (overdistributed) net realized gain (loss)......           349,870             196,594            292,803
Net unrealized appreciation (depreciation) of investments.................           443,792             328,950            676,912
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                 145                  -
                                                         Total Net Assets        $ 3,396,007         $ 2,236,948        $ 4,544,621
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           905,000             905,000            650,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 10,101            $ 68,704                N/A
     Shares Issued and Outstanding........................................               601               4,602
     Net Asset Value per share............................................           $ 16.81             $ 14.93
Advisors Select: Net Assets...............................................           $ 2,288            $ 29,503                N/A
     Shares Issued and Outstanding........................................               137               1,988
     Net Asset Value per share............................................           $ 16.76             $ 14.84
Advisors Signature: Net Assets............................................           $ 1,436             $ 6,685                N/A
     Shares Issued and Outstanding........................................                85                 448
     Net Asset Value per share............................................           $ 16.85             $ 14.92
Class A: Net Assets.......................................................         $ 686,058           $ 590,533        $ 1,847,872
     Shares Issued and Outstanding........................................            40,487              39,381             79,906
     Net Asset Value per share............................................           $ 16.95             $ 15.00            $ 23.13
     Maximum Offering Price............................................... $ 17.94(        b)          $ 15.87(b)         $ 24.48(b)
Class B: Net Assets.......................................................          $ 70,261            $ 65,563          $ 386,254
     Shares Issued and Outstanding........................................             4,178               4,381             16,838
     Net Asset Value per share............................................ $ 16.82(        c)          $ 14.97(c)         $ 22.94(c)
Class C: Net Assets.......................................................           $ 2,651            $ 10,872          $ 289,922
     Shares Issued and Outstanding........................................               157                 727             12,745
     Net Asset Value per share............................................         $ 16.89(c)          $ 14.97(c)         $ 22.75(c)
Class J: Net Assets.......................................................               N/A           $ 247,942                N/A
     Shares Issued and Outstanding........................................                                16,675
     Net Asset Value per share............................................                             $ 14.87(c)
Institutional: Net Assets.................................................       $ 2,616,376         $ 1,105,745        $ 2,020,573
     Shares Issued and Outstanding........................................           154,660              73,856             87,358
     Net Asset Value per share............................................           $ 16.92             $ 14.97            $ 23.13
Preferred: Net Assets.....................................................           $ 1,643            $ 80,708                N/A
     Shares Issued and Outstanding........................................                97               5,389
     Net Asset Value per share............................................           $ 16.88             $ 14.98
Select: Net Assets........................................................           $ 5,193            $ 30,693                N/A
     Shares Issued and Outstanding........................................               308               2,030
     Net Asset Value per share............................................           $ 16.85             $ 15.12


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






====================================================================================================================================
                                                                               Government
                                                                             & High Quality
Amounts in thousands, except per share amounts                                 Bond Fund      High Yield Fund II     Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 565,944         $ 1,776,431        $ 1,333,565
Assets
Investment in securities--at value  ...................................... $ 565,462(      a)      $ 1,858,949(a)     $ 1,340,015(a)
Cash......................................................................               168                 700                687
Receivables:
     Capital Shares sold..................................................             1,395              15,527              5,603
     Dividends and interest...............................................             2,261              30,175             15,419
     Expense reimbursement from Manager...................................                 3                   -                  3
     Expense reimbursement from Underwriter...............................                 4                   -                  -
     Investment securities sold...........................................             7,280                 131                  -
     Variation margin on futures contracts................................                35                   -                  -
Other assets..............................................................                19                   -                  -
Prepaid directors' expenses...............................................                 -                   8                  -
Prepaid expenses..........................................................                 -                  62                  8
                                                            Total Assets             576,627           1,905,552          1,361,735
Liabilities
Accrued management and investment advisory fees...........................               126                 684                499
Accrued administrative service fees.......................................                 4                   -                  -
Accrued distribution fees.................................................               120                 301                113
Accrued service fees......................................................                 5                   -                  -
Accrued transfer and administrative fees..................................               134                  34                110
Accrued directors' expenses                                                                -                   -                  6
Accrued other expenses....................................................                37                   -                  -
Payables:
     Capital Shares reacquired............................................               584               1,700              1,065
     Dividends payable....................................................             1,368               9,579              5,470
     Investment securities purchased......................................           102,567               8,594              5,688
     Unrealized loss on swap agreements...................................                 2                   -                  -
     Variation margin on futures contracts ...............................               160                   -                  -
Collateral obligation on securities loaned, at value......................            89,308             253,912            130,033
                                                       Total Liabilities             194,415             274,804            142,984
Net Assets Applicable to Outstanding Shares...............................         $ 382,212         $ 1,630,748        $ 1,218,751
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 395,619         $ 1,541,190        $ 1,229,747
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................                 3              (2,658)               (57)
Accumulated undistributed (overdistributed) net realized gain (loss)......           (12,934)              9,673            (17,389)
Net unrealized appreciation (depreciation) of investments.................              (476)             82,518              6,450
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                  25                  -
                                                         Total Net Assets          $ 382,212         $ 1,630,748        $ 1,218,751
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           730,000             600,000            600,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 9,349                 N/A                N/A
     Shares Issued and Outstanding........................................               926
     Net Asset Value per share............................................           $ 10.09
Advisors Select: Net Assets...............................................           $ 9,589                 N/A                N/A
     Shares Issued and Outstanding........................................               950
     Net Asset Value per share............................................           $ 10.09
Advisors Signature: Net Assets............................................             $ 759                 N/A                N/A
     Shares Issued and Outstanding........................................                75
     Net Asset Value per share............................................           $ 10.14
Class A: Net Assets.......................................................         $ 204,203           $ 642,892          $ 143,476
     Shares Issued and Outstanding........................................            20,122              72,333             15,745
     Net Asset Value per share............................................           $ 10.15              $ 8.89             $ 9.11
     Maximum Offering Price............................................... $ 10.63(        b)           $ 9.31(b)          $ 9.54(b)
Class B: Net Assets.......................................................          $ 36,449            $ 88,718           $ 91,196
     Shares Issued and Outstanding........................................             3,591               9,933              9,977
     Net Asset Value per share............................................ $ 10.15(        c)           $ 8.93(c)          $ 9.14(c)
Class C: Net Assets.......................................................             $ 398           $ 126,130           $ 10,976
     Shares Issued and Outstanding........................................                39              14,125              1,201
     Net Asset Value per share............................................         $ 10.15(c)           $ 8.93(c)          $ 9.14(c)
Class J: Net Assets.......................................................         $ 104,391                 N/A                N/A
     Shares Issued and Outstanding........................................            10,260
     Net Asset Value per share............................................         $ 10.17(c)
Institutional: Net Assets.................................................              $ 10           $ 773,008          $ 973,103
     Shares Issued and Outstanding........................................                 1              87,104            106,577
     Net Asset Value per share............................................           $ 10.13              $ 8.87             $ 9.13
Preferred: Net Assets.....................................................          $ 14,260                 N/A                N/A
     Shares Issued and Outstanding........................................             1,410
     Net Asset Value per share............................................           $ 10.12
Select: Net Assets........................................................           $ 2,804                 N/A                N/A
     Shares Issued and Outstanding........................................               277
     Net Asset Value per share............................................           $ 10.12


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.








====================================================================================================================================
                                                                                                 International
                                                                               Inflation           Emerging            LargeCap
Amounts in thousands, except per share amounts                              Protection Fund      Markets Fund        Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 571,739           $ 831,814        $ 3,782,417
Foreign currency--at cost.................................................               $ -             $ 5,053               $  -
Assets
Investment in securities--at value  ...................................... $ 571,655(      a)        $ 945,443(a)     $ 4,110,795(a)
Foreign currency--at value................................................                 -               5,044                  -
Cash......................................................................               107                   -                 11
Receivables:
     Capital Shares sold..................................................             2,757               2,357              1,906
     Dividends and interest...............................................             2,596               2,232              1,821
     Expense reimbursement from Manager...................................                 8                   2                  2
     Expense reimbursement from Underwriter...............................                 -                   8                  2
     Foreign tax refund...................................................                 -                 170                  -
     Investment securities sold...........................................                 -               2,695            137,564
     Unrealized gain on swap agreements...................................             1,104                   -                  -
Other assets..............................................................                 -                   -                 12
Prepaid expenses..........................................................                 1                   -                  -
                                                            Total Assets             578,228             957,951          4,252,113
Liabilities
Accrued management and investment advisory fees...........................               133                 858              1,827
Accrued administrative service fees.......................................                 -                   6                 19
Accrued distribution fees.................................................                 4                 121                211
Accrued service fees......................................................                 -                   7                 23
Accrued transfer and administrative fees..................................                 9                  92                584
Accrued directors' expenses                                                                -                   -                 16
Accrued other expenses....................................................                 -                   7                 45
Cash overdraft............................................................                 -               2,816                  -
Payables:
     Capital Shares reacquired............................................                29                 641              2,177
     Deferred foreign tax.................................................                 -                 154                  -
     Dividends payable....................................................             2,471                   -                  -
     Investment securities purchased......................................            19,322               5,276             83,235
     Unrealized loss on swap agreements...................................               987                   -                  -
Collateral obligation on securities loaned, at value......................           133,719              49,509            493,706
                                                       Total Liabilities             156,674              59,487            581,843
Net Assets Applicable to Outstanding Shares...............................         $ 421,554           $ 898,464        $ 3,670,270
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 424,866           $ 738,153        $ 3,484,219
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................              (130)                508              3,813
Accumulated undistributed (overdistributed) net realized gain (loss)......            (3,215)             46,327           (146,140)
Net unrealized appreciation (depreciation) of investments.................                33             113,475            328,378
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   1                  -
                                                         Total Net Assets          $ 421,554           $ 898,464        $ 3,670,270
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           680,000             455,000          1,115,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 1,200            $ 13,210           $ 44,056
     Shares Issued and Outstanding........................................               126                 477              5,135
     Net Asset Value per share............................................            $ 9.54             $ 27.68             $ 8.58
Advisors Select: Net Assets...............................................             $ 643             $ 8,439           $ 19,268
     Shares Issued and Outstanding........................................                67                 307              2,348
     Net Asset Value per share............................................            $ 9.53             $ 27.53             $ 8.21
Advisors Signature: Net Assets............................................              $ 93             $ 2,682            $ 7,365
     Shares Issued and Outstanding........................................                10                  97                899
     Net Asset Value per share............................................            $ 9.53             $ 27.74             $ 8.19
Class A: Net Assets.......................................................           $ 4,572           $ 113,607          $ 437,252
     Shares Issued and Outstanding........................................               474               4,064             52,878
     Net Asset Value per share............................................            $ 9.65             $ 27.96             $ 8.27
     Maximum Offering Price............................................... $ 10.10(        b) $ 29.59(         c)          $ 8.75(c)
Class B: Net Assets.......................................................               N/A            $ 18,617           $ 94,761
     Shares Issued and Outstanding........................................                                   674             11,638
     Net Asset Value per share............................................                    $ 27.60(         d)          $ 8.14(d)
Class C: Net Assets.......................................................              $ 75             $ 2,261            $ 3,369
     Shares Issued and Outstanding........................................                 8                  81                408
     Net Asset Value per share............................................          $ 9.67(d)          $ 27.92(d)          $ 8.25(d)
Class J: Net Assets.......................................................           $ 6,203           $ 189,966           $ 37,380
     Shares Issued and Outstanding........................................               648               6,985              4,719
     Net Asset Value per share............................................          $ 9.57(d)          $ 27.20(d)          $ 7.92(d)
Institutional: Net Assets.................................................         $ 408,283           $ 519,624        $ 2,929,819
     Shares Issued and Outstanding........................................            42,695              18,611            353,273
     Net Asset Value per share............................................            $ 9.56             $ 27.92             $ 8.29
Preferred: Net Assets.....................................................             $ 245            $ 23,272           $ 76,892
     Shares Issued and Outstanding........................................                26                 834              9,166
     Net Asset Value per share............................................            $ 9.55             $ 27.91             $ 8.39
Select: Net Assets........................................................             $ 240             $ 6,786           $ 20,108
     Shares Issued and Outstanding........................................                25                 243              2,365
     Net Asset Value per share............................................            $ 9.54             $ 27.88             $ 8.50


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.







====================================================================================================================================
                                                                                LargeCap
                                                                             S&P 500 Index         LargeCap             MidCap
Amounts in thousands, except per share amounts                                    Fund            Value Fund          Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 963,450           $ 752,036          $ 964,599
Assets
Investment in securities--at value  ...................................... $ 1,195,861(    a)        $ 887,329(a)     $ 1,158,452(a)
Cash......................................................................                10                   9                 18
Receivables:
     Capital Shares sold..................................................               946               1,118                821
     Dividends and interest...............................................               851                 858                375
     Expense reimbursement from Manager...................................                 3                   3                 85
     Expense reimbursement from Underwriter...............................                16                   1                  9
     Investment securities sold...........................................                 -              11,369              3,032
Other assets..............................................................                 -                  28                  6
                                                            Total Assets           1,197,687             900,715          1,162,798
Liabilities
Accrued management and investment advisory fees...........................               123                 288                467
Accrued administrative service fees.......................................                58                   3                  5
Accrued distribution fees.................................................               231                 120                293
Accrued service fees......................................................                72                   3                  6
Accrued transfer and administrative fees..................................               179                 154                328
Accrued other expenses....................................................                36                  41                 70
Payables:
     Capital Shares reacquired............................................             1,975                 556              1,461
     Investment securities purchased......................................                 -              13,044              1,093
     Variation margin on futures contracts ...............................               119                 198                  -
Collateral obligation on securities loaned, at value......................           121,697              79,407            259,374
                                                       Total Liabilities             124,490              93,814            263,097
Net Assets Applicable to Outstanding Shares...............................       $ 1,073,197           $ 806,901          $ 899,701
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 836,042           $ 640,339          $ 668,562
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             4,231               3,684                (10)
Accumulated undistributed (overdistributed) net realized gain (loss)......               373              26,948             37,296
Net unrealized appreciation (depreciation) of investments.................           232,551             135,930            193,853
                                                         Total Net Assets        $ 1,073,197           $ 806,901          $ 899,701
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           585,000             455,000            455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 150,831             $ 3,712            $ 8,505
     Shares Issued and Outstanding........................................            14,339                 278                561
     Net Asset Value per share............................................           $ 10.52             $ 13.34            $ 15.15
Advisors Select: Net Assets...............................................          $ 75,862             $ 4,460            $ 2,822
     Shares Issued and Outstanding........................................             7,224                 334                188
     Net Asset Value per share............................................           $ 10.50             $ 13.37            $ 15.00
Advisors Signature: Net Assets............................................           $ 8,399               $ 783              $ 802
     Shares Issued and Outstanding........................................               802                  59                 53
     Net Asset Value per share............................................           $ 10.47             $ 13.37            $ 15.00
Class A: Net Assets.......................................................          $ 85,305           $ 309,099          $ 592,295
     Shares Issued and Outstanding........................................             8,114              23,019             38,966
     Net Asset Value per share............................................           $ 10.51             $ 13.43            $ 15.20
     Maximum Offering Price............................................... $ 10.67(        b) $ 14.21(         c)         $ 16.08(c)
Class B: Net Assets.......................................................               N/A            $ 22,047           $ 70,128
     Shares Issued and Outstanding........................................                                 1,647              4,622
     Net Asset Value per share............................................                    $ 13.39(         d)         $ 15.17(d)
Class C: Net Assets.......................................................           $ 1,289               $ 363            $ 1,417
     Shares Issued and Outstanding........................................               123                  27                 93
     Net Asset Value per share............................................         $ 10.49(d)          $ 13.40(d)         $ 15.17(d)
Class J: Net Assets.......................................................         $ 403,700            $ 59,294          $ 190,843
     Shares Issued and Outstanding........................................            38,761               4,466             12,840
     Net Asset Value per share............................................         $ 10.41(d)          $ 13.28(d)         $ 14.86(d)
Institutional: Net Assets.................................................          $ 68,532           $ 391,681               $ 13
     Shares Issued and Outstanding........................................             6,520              29,188                  1
     Net Asset Value per share............................................           $ 10.51             $ 13.42            $ 15.19
Preferred: Net Assets.....................................................         $ 220,429            $ 13,594           $ 26,107
     Shares Issued and Outstanding........................................            20,774               1,012              1,718
     Net Asset Value per share............................................           $ 10.61             $ 13.43            $ 15.20
Select: Net Assets........................................................          $ 58,850             $ 1,868            $ 6,769
     Shares Issued and Outstanding........................................             5,575                 140                441
     Net Asset Value per share............................................           $ 10.56             $ 13.35            $ 15.35


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum
offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.








====================================================================================================================================
                                                                                                     Money             Mortgage
Amounts in thousands, except per share amounts                             MidCap Stock Fund      Market Fund      Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 810,602         $ 2,283,560        $ 1,748,938
Assets
Investment in securities--at value  ...................................... $ 1,109,402(    a)        $ 2,283,560      $ 1,726,690(a)
Cash......................................................................                10                  29                  -
Receivables:
     Capital Shares sold..................................................             1,990               7,718              6,453
     Dividends and interest...............................................               631               3,189              8,721
     Expense reimbursement from Manager...................................                 2                   4                  6
     Investment securities sold...........................................               799                   -                387
Other assets..............................................................                 -                  27                  -
Prepaid directors' expenses...............................................                 -                  15                  -
                                                            Total Assets           1,112,834           2,294,542          1,742,257
Liabilities
Accrued management and investment advisory fees...........................               567                 723                690
Accrued administrative service fees.......................................                 -                  15                  -
Accrued distribution fees.................................................                92                  53                 86
Accrued service fees......................................................                 -                  18                  -
Accrued transfer and administrative fees..................................                46                 353                104
Accrued directors' expenses                                                                2                   -                 12
Accrued other expenses....................................................                 3                 392                  4
Cash overdraft............................................................                 -                   -                 92
Payables:
     Capital Shares reacquired............................................               459               5,886                658
     Dividends payable....................................................                 -                   -              6,572
     Investment securities purchased......................................             2,200                   -             19,504
Collateral obligation on securities loaned, at value......................           178,029                   -             33,000
                                                       Total Liabilities             181,398               7,440             60,722
Net Assets Applicable to Outstanding Shares...............................         $ 931,436         $ 2,287,102        $ 1,681,535
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 556,813         $ 2,287,106        $ 1,737,049
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             3,701                   -             (1,086)
Accumulated undistributed (overdistributed) net realized gain (loss)......            72,122                  (4)           (32,180)
Net unrealized appreciation (depreciation) of investments.................           298,800                   -            (22,248)
                                                         Total Net Assets          $ 931,436         $ 2,287,102        $ 1,681,535
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           600,000           7,115,000            600,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A            $ 22,281                N/A
     Shares Issued and Outstanding........................................                                22,281
     Net Asset Value per share............................................                                $ 1.00
Advisors Select: Net Assets...............................................               N/A            $ 14,764                N/A
     Shares Issued and Outstanding........................................                                14,764
     Net Asset Value per share............................................                                $ 1.00
Advisors Signature: Net Assets............................................               N/A             $ 1,578                N/A
     Shares Issued and Outstanding........................................                                 1,578
     Net Asset Value per share............................................                                $ 1.00
Class A: Net Assets.......................................................         $ 271,280         $ 1,733,179           $ 94,482
     Shares Issued and Outstanding........................................            12,222           1,733,179              8,946
     Net Asset Value per share............................................           $ 22.20              $ 1.00            $ 10.56
     Maximum Offering Price............................................... $ 23.49(        b)             $ 1.00  $ 11.06(        c)
Class B: Net Assets.......................................................          $ 34,233            $ 32,825           $ 72,652
     Shares Issued and Outstanding........................................             1,640              32,825              6,884
     Net Asset Value per share............................................ $ 20.87(        d)           $ 1.00(d)         $ 10.55(d)
Class C: Net Assets.......................................................          $ 11,559             $ 6,091            $ 7,863
     Shares Issued and Outstanding........................................               554               6,091                746
     Net Asset Value per share............................................         $ 20.88(d)           $ 1.00(d)         $ 10.54(d)
Class J: Net Assets.......................................................               N/A           $ 165,882                N/A
     Shares Issued and Outstanding........................................                               165,882
     Net Asset Value per share............................................                              $ 1.00(d)
Institutional: Net Assets.................................................         $ 614,364           $ 222,715        $ 1,506,538
     Shares Issued and Outstanding........................................            27,306             222,715            142,612
     Net Asset Value per share............................................           $ 22.50              $ 1.00            $ 10.56
Preferred: Net Assets.....................................................               N/A            $ 82,482                N/A
     Shares Issued and Outstanding........................................                                82,482
     Net Asset Value per share............................................                                $ 1.00
Select: Net Assets........................................................               N/A             $ 5,305                N/A
     Shares Issued and Outstanding........................................                                 5,305
     Net Asset Value per share............................................                                $ 1.00


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
c) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.










====================================================================================================================================
                                                                           Partners  LargeCap Partners  LargeCap  Partners LargeCap
Amounts in thousands, except per share amounts                                 Blend Fund        Blend Fund I       Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 1,022,942           $ 783,274        $ 1,617,343
Assets
Investment in securities--at value  ...................................... $ 1,174,004(    a)        $ 837,570(a)     $ 1,794,165(a)
Cash......................................................................            10,943              25,806             14,419
Receivables:
     Capital Shares sold..................................................               619               1,448              1,344
     Dividends and interest...............................................               618                 531                113
     Expense reimbursement from Manager...................................                 3                   3                  3
     Expense reimbursement from Underwriter...............................                 5                   3                  2
     Investment securities sold...........................................             1,929              29,826             17,472
Other assets..............................................................                 -                   2                  1
                                                            Total Assets           1,188,121             895,189          1,827,519
Liabilities
Accrued management and investment advisory fees...........................               621                 266                910
Accrued administrative service fees.......................................                16                   2                  9
Accrued distribution fees.................................................               107                  74                 50
Accrued service fees......................................................                19                   3                 11
Accrued transfer and administrative fees..................................                74                 134                 73
Accrued other expenses....................................................                 7                  30                 18
Payables:
     Capital Shares reacquired............................................               304                 175                461
     Investment securities purchased......................................             3,687              49,702              3,915
     Variation margin on futures contracts ...............................                69                   -                  -
Collateral obligation on securities loaned, at value......................           144,009              94,110            267,201
                                                       Total Liabilities             148,913             144,496            272,648
Net Assets Applicable to Outstanding Shares...............................       $ 1,039,208           $ 750,693        $ 1,554,871
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 842,465           $ 685,151        $ 1,353,932
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             1,860               1,855              2,281
Accumulated undistributed (overdistributed) net realized gain (loss)......            43,670               9,423             21,836
Net unrealized appreciation (depreciation) of investments.................           151,213              54,264            176,822
                                                         Total Net Assets        $ 1,039,208           $ 750,693        $ 1,554,871
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           490,000             455,000            540,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 32,628             $ 4,254           $ 25,982
     Shares Issued and Outstanding........................................             2,802                 415              3,032
     Net Asset Value per share............................................           $ 11.64             $ 10.24             $ 8.57
Advisors Select: Net Assets...............................................          $ 31,263             $ 4,454           $ 16,838
     Shares Issued and Outstanding........................................             2,700                 437              2,023
     Net Asset Value per share............................................           $ 11.58             $ 10.20             $ 8.32
Advisors Signature: Net Assets............................................           $ 2,662               $ 736            $ 1,085
     Shares Issued and Outstanding........................................               228                  72                127
     Net Asset Value per share............................................           $ 11.69             $ 10.16             $ 8.54
Class A: Net Assets.......................................................          $ 66,478           $ 145,611           $ 52,253
     Shares Issued and Outstanding........................................             5,659              14,249              6,077
     Net Asset Value per share............................................           $ 11.75             $ 10.22             $ 8.60
     Maximum Offering Price............................................... $ 12.43(        b)          $ 10.81(b)          $ 9.10(b)
Class B: Net Assets.......................................................          $ 27,099            $ 15,904           $ 12,895
     Shares Issued and Outstanding........................................             2,322               1,575              1,525
     Net Asset Value per share............................................ $ 11.67(        c)          $ 10.10(c)          $ 8.46(c)
Class C: Net Assets.......................................................             $ 529               $ 379              $ 170
     Shares Issued and Outstanding........................................                45                  37                 20
     Net Asset Value per share............................................         $ 11.74(c)          $ 10.20(c)          $ 8.64(c)
Class J: Net Assets.......................................................         $ 138,011            $ 54,697           $ 45,075
     Shares Issued and Outstanding........................................            12,067               5,402              5,579
     Net Asset Value per share............................................         $ 11.44(c)          $ 10.13(c)          $ 8.08(c)
Institutional: Net Assets.................................................         $ 673,161           $ 514,889        $ 1,366,439
     Shares Issued and Outstanding........................................            57,380              50,436            157,223
     Net Asset Value per share............................................           $ 11.73             $ 10.21             $ 8.69
Preferred: Net Assets.....................................................          $ 50,192             $ 5,711           $ 28,316
     Shares Issued and Outstanding........................................             4,299                 556              3,287
     Net Asset Value per share............................................           $ 11.68             $ 10.28             $ 8.61
Select: Net Assets........................................................          $ 17,185             $ 4,058            $ 5,818
     Shares Issued and Outstanding........................................             1,468                 396                683
     Net Asset Value per share............................................           $ 11.71             $ 10.25             $ 8.52


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.







                                                                                Partners           Partners            Partners
                                                                            LargeCap Growth     LargeCap Value      MidCap Growth
Amounts in thousands, except per share amounts                                  Fund II              Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 751,569         $ 2,395,995          $ 631,941
Assets
Investment in securities--at value  ...................................... $ 821,387(      a)      $ 2,974,362(a)       $ 719,386(a)
Cash......................................................................             1,989              62,829              7,538
Receivables:
     Capital Shares sold..................................................                16               1,299                431
     Dividends and interest...............................................               258               3,185                 82
     Expense reimbursement from Manager...................................                 5                   3                  5
     Expense reimbursement from Underwriter...............................                 1                   4                  -
     Investment securities sold...........................................             6,719                   -             14,972
Prepaid expenses..........................................................                 9                   -                  -
                                                            Total Assets             830,384           3,041,682            742,414
Liabilities
Accrued management and investment advisory fees...........................               590               1,690                459
Accrued administrative service fees.......................................                 7                  44                 11
Accrued distribution fees.................................................                18                 131                 39
Accrued service fees......................................................                 9                  53                 13
Accrued transfer and administrative fees..................................                15                  76                 46
Accrued other expenses....................................................                 -                  14                  7
Payables:
     Capital Shares reacquired............................................             2,522               1,627                432
     Foreign currency contracts ..........................................                14                   -                  -
     Investment securities purchased......................................             5,814               2,324             12,063
     Variation margin on futures contracts ...............................                18                 296                  -
Collateral obligation on securities loaned, at value......................            94,577             290,783            164,511
                                                       Total Liabilities             103,584             297,038            177,581
Net Assets Applicable to Outstanding Shares...............................         $ 726,800         $ 2,744,644          $ 564,833
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 601,339         $ 2,053,292          $ 468,841
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................              (154)             12,728             (1,481)
Accumulated undistributed (overdistributed) net realized gain (loss)......            55,768              99,548             10,028
Net unrealized appreciation (depreciation) of investments.................            69,861             579,076             87,445
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................               (14)                  -                  -
                                                         Total Net Assets          $ 726,800         $ 2,744,644          $ 564,833
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           470,000             550,000            455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 9,560           $ 109,308           $ 30,391
     Shares Issued and Outstanding........................................             1,127               6,687              2,899
     Net Asset Value per share............................................            $ 8.48             $ 16.35            $ 10.48
Advisors Select: Net Assets...............................................          $ 13,868            $ 65,781           $ 12,655
     Shares Issued and Outstanding........................................             1,654               4,148              1,240
     Net Asset Value per share............................................            $ 8.38             $ 15.86            $ 10.20
Advisors Signature: Net Assets............................................             $ 582             $ 8,085              $ 577
     Shares Issued and Outstanding........................................                67                 507                 57
     Net Asset Value per share............................................            $ 8.65             $ 15.96            $ 10.10
Class A: Net Assets.......................................................             $ 766            $ 71,336           $ 30,640
     Shares Issued and Outstanding........................................                88               4,439              3,007
     Net Asset Value per share............................................            $ 8.72             $ 16.07            $ 10.19
     Maximum Offering Price............................................... $ 9.23(         b)          $ 17.01(b)         $ 10.78(b)
Class B: Net Assets.......................................................               N/A            $ 25,094           $ 10,600
     Shares Issued and Outstanding........................................                                 1,563              1,055
     Net Asset Value per share............................................                    $ 16.06(         c)         $ 10.04(c)
Class C: Net Assets.......................................................             $ 144               $ 499              $ 219
     Shares Issued and Outstanding........................................                17                  31                 21
     Net Asset Value per share............................................          $ 8.70(c)          $ 16.05(c)         $ 10.21(c)
Class J: Net Assets.......................................................          $ 25,801           $ 127,778           $ 29,949
     Shares Issued and Outstanding........................................             3,150               8,060              3,065
     Net Asset Value per share............................................          $ 8.19(c)          $ 15.85(c)          $ 9.77(c)
Institutional: Net Assets.................................................         $ 637,530         $ 2,145,252          $ 401,104
     Shares Issued and Outstanding........................................            72,318             133,692             38,803
     Net Asset Value per share............................................            $ 8.82             $ 16.05            $ 10.34
Preferred: Net Assets.....................................................          $ 19,252           $ 137,529           $ 28,077
     Shares Issued and Outstanding........................................             2,223               8,579              2,653
     Net Asset Value per share............................................            $ 8.66             $ 16.03            $ 10.58
Select: Net Assets........................................................          $ 19,297            $ 53,982           $ 20,621
     Shares Issued and Outstanding........................................             2,243               3,381              1,971
     Net Asset Value per share............................................            $ 8.60             $ 15.97            $ 10.46


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum ffering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.









====================================================================================================================================
                                                                            Partners MidCap
                                                                                 Growth         Partners MidCap   Partners SmallCap
Amounts in thousands, except per share amounts                                   Fund I           Value Fund        Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 326,182           $ 868,413          $ 727,196
Assets
Investment in securities--at value  ...................................... $ 365,724(      a)        $ 942,854(a)       $ 841,912(a)
Cash......................................................................             1,852              22,711             27,756
Receivables:
     Capital Shares sold..................................................                49                 577                216
     Dividends and interest...............................................               169                 464                124
     Expense reimbursement from Manager...................................                 5                   6                  5
     Expense reimbursement from Underwriter...............................                 -                   4                  1
     Investment securities sold...........................................                 -               9,483              3,087
Prepaid expenses..........................................................                 3                   -                  -
                                                            Total Assets             367,802             976,099            873,101
Liabilities
Accrued management and investment advisory fees...........................               235                 651                544
Accrued administrative service fees.......................................                 1                  14                  9
Accrued distribution fees.................................................                 1                  65                 27
Accrued service fees......................................................                 1                  18                 11
Accrued transfer and administrative fees..................................                 4                  85                 28
Accrued other expenses....................................................                 -                  25                  8
Payables:
     Capital Shares reacquired............................................               837                 174                160
     Investment securities purchased......................................                 -               8,626                936
Collateral obligation on securities loaned, at value......................            76,331             153,863            204,284
                                                       Total Liabilities              77,410             163,521            206,007
Net Assets Applicable to Outstanding Shares...............................         $ 290,392           $ 812,578          $ 667,094
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 235,551           $ 675,279          $ 544,915
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               160                 764             (2,055)
Accumulated undistributed (overdistributed) net realized gain (loss)......            15,139              62,094              9,518
Net unrealized appreciation (depreciation) of investments.................            39,542              74,441            114,716
                                                         Total Net Assets          $ 290,392           $ 812,578          $ 667,094
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           430,000             440,000            440,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 1,243            $ 38,297           $ 16,504
     Shares Issued and Outstanding........................................               100               2,338              1,787
     Net Asset Value per share............................................           $ 12.42             $ 16.38             $ 9.24
Advisors Select: Net Assets...............................................           $ 1,670            $ 27,471           $ 13,876
     Shares Issued and Outstanding........................................               135               1,724              1,537
     Net Asset Value per share............................................           $ 12.35             $ 15.93             $ 9.03
Advisors Signature: Net Assets............................................             $ 324             $ 1,572            $ 1,165
     Shares Issued and Outstanding........................................                26                  96                124
     Net Asset Value per share............................................           $ 12.35             $ 16.40             $ 9.37
Class A: Net Assets.......................................................           $ 3,515            $ 13,736           $ 17,471
     Shares Issued and Outstanding........................................               282                 830              1,855
     Net Asset Value per share............................................           $ 12.48             $ 16.55             $ 9.42
     Maximum Offering Price............................................... $ 13.21(        b)          $ 17.51(b)          $ 9.97(b)
Class B: Net Assets.......................................................               N/A             $ 1,812            $ 7,591
     Shares Issued and Outstanding........................................                                   110                818
     Net Asset Value per share............................................                    $ 16.44(         c)          $ 9.28(c)
Class C: Net Assets.......................................................              $ 71               $ 467              $ 101
     Shares Issued and Outstanding........................................                 6                  28                 11
     Net Asset Value per share............................................         $ 12.45(c)          $ 16.52(c)          $ 9.39(c)
Class J: Net Assets.......................................................               N/A           $ 108,546           $ 23,127
     Shares Issued and Outstanding........................................                                 6,889              2,682
     Net Asset Value per share............................................                             $ 15.76(c)          $ 8.62(c)
Institutional: Net Assets.................................................         $ 280,765           $ 565,148          $ 544,208
     Shares Issued and Outstanding........................................            22,171              34,006             56,745
     Net Asset Value per share............................................           $ 12.66             $ 16.62             $ 9.59
Preferred: Net Assets.....................................................           $ 1,439            $ 30,829           $ 34,535
     Shares Issued and Outstanding........................................               114               1,874              3,662
     Net Asset Value per share............................................           $ 12.57             $ 16.45             $ 9.43
Select: Net Assets........................................................           $ 1,365            $ 24,700            $ 8,516
     Shares Issued and Outstanding........................................               109               1,512                913
     Net Asset Value per share............................................           $ 12.50             $ 16.33             $ 9.33


a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.









====================================================================================================================================
                                                                               Preferred
                                                                               Securities         Real Estate         Short-Term
Amounts in thousands, except per share amounts                                    Fund          Securities Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 686,506         $ 1,747,350          $ 280,804
Assets
Investment in securities--at value  ...................................... $ 689,110(      a)      $ 2,109,300(a)       $ 280,327(a)
Cash......................................................................            27,021                  21                269
Receivables:
     Capital Shares sold..................................................             2,982               2,069              1,417
     Dividends and interest...............................................             4,961               1,098              2,349
     Expense reimbursement from Manager...................................                 7                  15                  3
     Expense reimbursement from Underwriter...............................                 1                  10                  -
     Investment securities sold...........................................                 -                 524                156
Prepaid directors' expenses...............................................                 -                   1                  -
Prepaid expenses..........................................................                 -                   -                  4
                                                            Total Assets             724,082           2,113,038            284,525
Liabilities
Accrued management and investment advisory fees...........................               387               1,263                 81
Accrued administrative service fees.......................................                 -                  29                  1
Accrued distribution fees.................................................                17                 211                 36
Accrued service fees......................................................                 -                  35                  1
Accrued transfer and administrative fees..................................                17                 186                 36
Accrued other expenses....................................................                 1                 122                  -
Payables:
     Capital Shares reacquired............................................               127               3,284              3,028
     Dividends payable....................................................                 -                   -              1,067
     Investment securities purchased......................................             3,511               2,945              1,098
     Unrealized loss on swap agreements...................................                 -                   -                  6
     Variation margin on futures contracts ...............................                 -                   -                 28
Collateral obligation on securities loaned, at value......................            64,876             270,491             31,868
                                                       Total Liabilities              68,936             278,566             37,250
Net Assets Applicable to Outstanding Shares...............................         $ 655,146         $ 1,834,472          $ 247,275
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 655,056         $ 1,224,139          $ 257,067
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             3,778                 706               (555)
Accumulated undistributed (overdistributed) net realized gain (loss)......            (6,292)            247,677             (8,781)
Net unrealized appreciation (depreciation) of investments.................             2,604             361,950               (456)
                                                         Total Net Assets          $ 655,146         $ 1,834,472          $ 247,275
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           455,000             730,000            655,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 1,328            $ 65,752            $ 2,298
     Shares Issued and Outstanding........................................               124               2,489                230
     Net Asset Value per share............................................           $ 10.69             $ 26.42             $ 9.99
Advisors Select: Net Assets...............................................             $ 430            $ 37,407               $ 79
     Shares Issued and Outstanding........................................                40               1,432                  8
     Net Asset Value per share............................................           $ 10.67             $ 26.13             $ 9.91
Advisors Signature: Net Assets............................................             $ 444             $ 4,015               $ 99
     Shares Issued and Outstanding........................................                42                 151                 10
     Net Asset Value per share............................................           $ 10.70             $ 26.61             $ 9.93
Class A: Net Assets.......................................................          $ 18,378           $ 174,534           $ 92,430
     Shares Issued and Outstanding........................................             1,708               6,530              9,300
     Net Asset Value per share............................................           $ 10.76             $ 26.73             $ 9.94
     Maximum Offering Price............................................... $ 11.27(        b) $ 28.29(         c) $ 10.19(        d)
Class B: Net Assets.......................................................               N/A            $ 42,932                N/A
     Shares Issued and Outstanding........................................                                 1,609
     Net Asset Value per share............................................                    $ 26.67(         e)
Class C: Net Assets.......................................................           $ 3,653             $ 9,003              $ 529
     Shares Issued and Outstanding........................................               340                 337                 53
     Net Asset Value per share............................................         $ 10.76(e)          $ 26.70(e)          $ 9.94(e)
Class J: Net Assets.......................................................          $ 26,629           $ 249,720           $ 60,308
     Shares Issued and Outstanding........................................             2,507               9,471              6,060
     Net Asset Value per share............................................         $ 10.62(e)          $ 26.37(e)          $ 9.95(e)
Institutional: Net Assets.................................................         $ 603,617         $ 1,114,429           $ 86,875
     Shares Issued and Outstanding........................................            56,271              41,704              8,742
     Net Asset Value per share............................................           $ 10.73             $ 26.72             $ 9.94
Preferred: Net Assets.....................................................             $ 463           $ 113,473            $ 3,464
     Shares Issued and Outstanding........................................                43               4,314                349
     Net Asset Value per share............................................           $ 10.70             $ 26.30             $ 9.92
Select: Net Assets........................................................             $ 204            $ 23,207            $ 1,193
     Shares Issued and Outstanding........................................                19                 883                121
     Net Asset Value per share............................................           $ 10.69             $ 26.28             $ 9.85


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(d) Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.
(e) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                           Short-Term Income       SmallCap            SmallCap
Amounts in thousands, except per share amounts                                    Fund            Blend Fund         Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 248,176           $ 410,803          $ 544,149
Assets
Investment in securities--at value  ...................................... $ 246,590(      a)        $ 460,844(a)       $ 590,030(a)
Cash......................................................................                10               2,580                 10
Receivables:
     Capital Shares sold..................................................               793                 300                541
     Dividends and interest...............................................             2,548                 148                 96
     Expense reimbursement from Manager...................................                 3                   2                  8
     Expense reimbursement from Underwriter...............................                 -                   7                  2
     Investment securities sold...........................................                 -               2,917              3,754
Other assets..............................................................                 -                   1                  -
Prepaid expenses..........................................................                 2                   -                  -
                                                            Total Assets             249,946             466,799            594,441
Liabilities
Accrued management and investment advisory fees...........................                91                 220                281
Accrued administrative service fees.......................................                 -                   1                  -
Accrued distribution fees.................................................                13                 112                 45
Accrued service fees......................................................                 -                   1                  1
Accrued transfer and administrative fees..................................                29                 143                116
Accrued directors' expenses                                                                2                   -                  1
Accrued other expenses....................................................                 -                  33                  9
Payables:
     Capital Shares reacquired............................................               451                 246                388
     Dividends payable....................................................               782                   -                  -
     Investment securities purchased......................................                 -               4,031              4,318
     Variation margin on futures contracts ...............................                31                   -                  -
Collateral obligation on securities loaned, at value......................            24,324             105,154            131,479
                                                       Total Liabilities              25,723             109,941            136,638
Net Assets Applicable to Outstanding Shares...............................         $ 224,223           $ 356,858          $ 457,803
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 230,076           $ 292,585          $ 414,833
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               320                (400)              (593)
Accumulated undistributed (overdistributed) net realized gain (loss)......            (4,612)             14,632             (2,318)
Net unrealized appreciation (depreciation) of investments.................            (1,561)             50,041             45,881
                                                         Total Net Assets          $ 224,223           $ 356,858          $ 457,803
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           550,000             455,000            705,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A             $ 2,162            $ 1,291
     Shares Issued and Outstanding........................................                                   124                137
     Net Asset Value per share............................................                               $ 17.38             $ 9.43
Advisors Select: Net Assets...............................................               N/A             $ 2,644              $ 794
     Shares Issued and Outstanding........................................                                   154                 85
     Net Asset Value per share............................................                               $ 17.21             $ 9.34
Advisors Signature: Net Assets............................................               N/A               $ 235               $ 94
     Shares Issued and Outstanding........................................                                    14                 10
     Net Asset Value per share............................................                               $ 17.27             $ 9.21
Class A: Net Assets.......................................................          $ 44,235           $ 118,540          $ 109,430
     Shares Issued and Outstanding........................................             3,800               6,782             11,616
     Net Asset Value per share............................................           $ 11.64             $ 17.48             $ 9.42
     Maximum Offering Price............................................... $ 11.94(        b) $ 18.50(         c)          $ 9.97(c)
Class B: Net Assets.......................................................               N/A            $ 23,878            $ 7,587
     Shares Issued and Outstanding........................................                                 1,387                808
     Net Asset Value per share............................................                             $ 17.21(d)          $ 9.38(d)
Class C: Net Assets.......................................................           $ 5,553               $ 830              $ 931
     Shares Issued and Outstanding........................................               477                  48                 99
     Net Asset Value per share............................................         $ 11.65(d)          $ 17.46(d)          $ 9.39(d)
Class J: Net Assets.......................................................               N/A           $ 160,340           $ 37,673
     Shares Issued and Outstanding........................................                                 9,543              4,245
     Net Asset Value per share............................................                             $ 16.80(d)          $ 8.87(d)
Institutional: Net Assets.................................................         $ 174,435            $ 43,388          $ 298,565
     Shares Issued and Outstanding........................................            14,983               2,451             31,655
     Net Asset Value per share............................................           $ 11.64             $ 17.70             $ 9.43
Preferred: Net Assets.....................................................               N/A             $ 2,686            $ 1,362
     Shares Issued and Outstanding........................................                                   151                141
     Net Asset Value per share............................................                               $ 17.76             $ 9.66
Select: Net Assets........................................................               N/A             $ 2,155               $ 76
     Shares Issued and Outstanding........................................                                   122                  8
     Net Asset Value per share............................................                               $ 17.64             $ 9.60


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximumoffering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.








====================================================================================================================================
                                                                                SmallCap        Tax-Exempt Bond      Ultra Short
Amounts in thousands, except per share amounts                                 Value Fund           Fund I            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 699,013           $ 331,278          $ 209,173
Assets
Investment in securities--at value  ...................................... $ 720,882(      a)          $ 346,215        $ 209,541(a)
Cash......................................................................                11                  17                173
Receivables:
     Capital Shares sold..................................................             1,412                 965              1,147
     Dividends and interest...............................................               308               5,138              1,628
     Expense reimbursement from Manager...................................                 8                  26                  3
     Expense reimbursement from Underwriter...............................                 4                   -                  2
     Investment securities sold...........................................             2,317                   -                263
Other assets..............................................................                 -                   9                  -
Prepaid directors' expenses...............................................                 -                   2                  -
Prepaid expenses..........................................................                 -                   8                  6
                                                            Total Assets             724,942             352,380            212,763
Liabilities
Accrued management and investment advisory fees...........................               348                 134                 67
Accrued administrative service fees.......................................                 7                   -                  2
Accrued distribution fees.................................................                47                  84                 22
Accrued service fees......................................................                 8                   -                  3
Accrued transfer and administrative fees..................................                46                  56                 24
Accrued directors' expenses                                                                1                   -                  -
Accrued other expenses....................................................                22                   -                  -
Payables:
     Capital Shares reacquired............................................               616                 312                643
     Dividends payable....................................................                 -               1,078                846
     Interest expense and fees payable....................................                 -                 338                  -
     Investment securities purchased......................................             3,663               1,000              2,051
     Variation margin on futures contracts ...............................                 -                  59                  7
Collateral obligation on securities loaned, at value......................           153,557                   -              3,435
Floating rate notes issued................................................                 -              23,180                  -
                                                       Total Liabilities             158,315              26,241              7,100
Net Assets Applicable to Outstanding Shares...............................         $ 566,627           $ 326,139          $ 205,663
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 511,560           $ 310,124          $ 206,057
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               799                 838                 23
Accumulated undistributed (overdistributed) net realized gain (loss)......            32,399                 235                (58)
Net unrealized appreciation (depreciation) of investments.................            21,869              14,942               (359)
                                                         Total Net Assets          $ 566,627           $ 326,139          $ 205,663
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           830,000             300,000            695,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 13,618                 N/A            $ 2,814
     Shares Issued and Outstanding........................................               715                                    282
     Net Asset Value per share............................................           $ 19.05                                 $ 9.99
Advisors Select: Net Assets...............................................           $ 6,661                 N/A            $ 9,311
     Shares Issued and Outstanding........................................               353                                    935
     Net Asset Value per share............................................           $ 18.87                                 $ 9.96
Advisors Signature: Net Assets............................................           $ 1,554                 N/A               $ 11
     Shares Issued and Outstanding........................................                82                                      1
     Net Asset Value per share............................................           $ 18.88                                 $ 9.96
Class A: Net Assets.......................................................          $ 23,930           $ 297,000           $ 27,134
     Shares Issued and Outstanding........................................             1,256              39,011              2,704
     Net Asset Value per share............................................           $ 19.05              $ 7.61            $ 10.04
     Maximum Offering Price............................................... $ 20.16(        b) $ 7.97(          c) $ 10.14(        d)
Class B: Net Assets.......................................................           $ 4,846            $ 25,773                N/A
     Shares Issued and Outstanding........................................               256               3,385
     Net Asset Value per share............................................ $ 18.90(        e)           $ 7.61(e)
Class C: Net Assets.......................................................           $ 3,310             $ 3,366            $ 1,657
     Shares Issued and Outstanding........................................               174                 442                165
     Net Asset Value per share............................................         $ 19.01(e)           $ 7.61(e)         $ 10.03(e)
Class J: Net Assets.......................................................          $ 73,955                 N/A           $ 37,413
     Shares Issued and Outstanding........................................             4,000                                  3,755
     Net Asset Value per share............................................         $ 18.49(e)                              $ 9.96(e)
Institutional: Net Assets.................................................         $ 402,247                 N/A          $ 125,337
     Shares Issued and Outstanding........................................            21,083                                 12,494
     Net Asset Value per share............................................           $ 19.08                                $ 10.03
Preferred: Net Assets.....................................................          $ 28,951                 N/A            $ 1,975
     Shares Issued and Outstanding........................................             1,507                                    197
     Net Asset Value per share............................................           $ 19.21                                $ 10.01
Select: Net Assets........................................................           $ 7,555                 N/A               $ 11
     Shares Issued and Outstanding........................................               395                                      1
     Net Asset Value per share............................................           $ 19.14                                 $ 9.94


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.
(d) Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.
(e) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                           West Coast Equity
Amounts in thousands, except per share amounts                                    Fund
----------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 1,535,829
Assets
Investment in securities--at value  ...................................... $ 2,191,114(a)
Cash......................................................................                11
Receivables:
     Capital Shares sold..................................................             2,320
     Dividends and interest...............................................               825
     Expense reimbursement from Manager...................................                 2
     Investment securities sold...........................................             3,500
Prepaid directors' expenses...............................................                 4
                                                            Total Assets           2,197,776
Liabilities
Accrued management and investment advisory fees...........................               717
Accrued distribution fees.................................................               360
Accrued transfer and administrative fees..................................               326
Accrued other expenses....................................................                29
Payables:
     Capital Shares reacquired............................................             1,881
     Investment securities purchased......................................               880
Collateral obligation on securities loaned, at value......................           366,519
                                                       Total Liabilities             370,712
Net Assets Applicable to Outstanding Shares...............................       $ 1,827,064
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 1,106,975
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             2,656
Accumulated undistributed (overdistributed) net realized gain (loss)......            62,004
Net unrealized appreciation (depreciation) of investments.................           655,429
                                                         Total Net Assets        $ 1,827,064
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           600,000
Net Asset Value Per Share:
Class A: Net Assets.......................................................         $ 915,849
     Shares Issued and Outstanding........................................            20,351
     Net Asset Value per share............................................           $ 45.00
     Maximum Offering Price............................................... $ 47.62(        b)
Class B: Net Assets.......................................................         $ 186,845
     Shares Issued and Outstanding........................................             4,707
     Net Asset Value per share............................................ $ 39.69(        c)
Class C: Net Assets.......................................................          $ 20,803
     Shares Issued and Outstanding........................................               522
     Net Asset Value per share............................................         $ 39.86(c)
Institutional: Net Assets.................................................         $ 703,567
     Shares Issued and Outstanding........................................            15,485
     Net Asset Value per share............................................           $ 45.44


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)



                                                                         Bond & Mortgage    California Insured
                                                                           Securities          Intermediate         California
Amounts in thousands                                                          Fund            Municipal Fund      Municipal Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:

     Interest.........................................................           $ 61,410              $ 2,233            $ 10,437
     Securities lending...............................................              1,279                    -                   -
                                                          Total Income             62,689                2,233              10,437
Expenses:
     Management and investment advisory fees..........................              5,578                  256                 987
     Distribution fees - Advisors Preferred...........................                 70                  N/A                 N/A
     Distribution fees - Advisors Select..............................                 67                  N/A                 N/A
     Distribution fees - Advisors Signature...........................                  9                  N/A                 N/A
     Distribution fees - Class A......................................                208                   71                 332
     Distribution fees - Class B......................................                121                  204                 613
     Distribution fees - Class C......................................                  1                   25                  23
     Distribution fees - Class J......................................                608                  N/A                 N/A
     Distribution fees - Select.......................................                 10                  N/A                 N/A
     Administrative service fees - Advisors Preferred.................                 42                  N/A                 N/A
     Administrative service fees - Advisors Select....................                 44                  N/A                 N/A
     Administrative service fees - Advisors Signature.................                  7                  N/A                 N/A
     Administrative service fees - Preferred..........................                 52                  N/A                 N/A
     Administrative service fees - Select.............................                 14                  N/A                 N/A
     Registration fees - Class A......................................                 12                    8                   8
     Registration fees - Class B......................................                 12                    7                   7
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                 12                  N/A                 N/A
     Service fees - Advisors Preferred................................                 47                  N/A                 N/A
     Service fees - Advisors Select...................................                 55                  N/A                 N/A
     Service fees - Advisors Signature................................                  7                  N/A                 N/A
     Service fees - Preferred.........................................                 71                  N/A                 N/A
     Service fees - Select............................................                 16                  N/A                 N/A
     Shareholder reports - Class A....................................                 14                    -                   4
     Shareholder reports - Class B....................................                  4                    -                   1
     Shareholder reports - Class J....................................                 25                  N/A                 N/A
     Transfer and administrative fees - Class A.......................                188                   11                  41
     Transfer and administrative fees - Class B.......................                 51                   11                  25
     Transfer and administrative fees - Class C.......................                  4                    4                   3
     Transfer and administrative fees - Class J.......................                201                  N/A                 N/A
     Auditing and legal fees..........................................                  -                   12                  12
     Custodian fees...................................................                  -                    4                  13
     Directors' expenses..............................................                  -                    1                   2
     Interest expense and fees........................................                  -                    9                 498
     Registration fees (a) ...........................................                  -                    5                   5
     Shareholder reports (a) .........................................                  -                    -                   1
     Transfer and administrative fees (a) ............................                  -                    1                   3
     Other expenses...................................................                  2                    1                   3
                                                                       ------------------------------------------------------------
                                                                       ------------------------------------------------------------
                                                  Total Gross Expenses              7,559                  637               2,588
     Less: Reimbursement from Manager - Class A.......................                 72                    -                   -
     Less: Reimbursement from Manager - Class B.......................                 54                    3                   -
     Less: Reimbursement from Manager - Class C.......................                 11                    9                   9
     Less: Reimbursement from Underwriter - Class J...................                 41                  N/A                 N/A
                                                                                           --------------------

                                                    Total Net Expenses              7,381          625                       2,579

                                Net Investment Income (Operating Loss)             55,308         1,608                      7,858

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................              3,920                  164               1,286
     Futures contracts................................................                (38)                 (32)                (90)
     Options..........................................................                (14)                   -                   -
     Swap agreements..................................................             (1,675)                   -                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................              3,136                 (992)             (4,002)
     Futures contracts................................................               (325)                   9                  21
     Options and swaptions............................................                445                     -                   -
     Swap agreements..................................................             (3,399)                   -                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              2,050                 (851)             (2,785)

       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 57,358          757                     $ 5,073


===================================================================================================================================
(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.




                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)


                                                                           Disciplined         Diversified
                                                                            LargeCap          International        Equity Income
Amounts in thousands                                                       Blend Fund              Fund               Fund I
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................           $ 19,280             $ 19,340            $ 46,796
     Withholding tax on foreign dividends.............................                  -               (2,110)                  -
     Interest.........................................................                122                  378               5,241
     Securities lending...............................................                 80                  191                 143
                                                          Total Income             19,482               17,799              52,180
Expenses:
     Management and investment advisory fees..........................              6,646                6,845              10,506
     Distribution fees - Advisors Preferred...........................                 10                   72                 N/A
     Distribution fees - Advisors Select..............................                  3                   38                 N/A
     Distribution fees - Advisors Signature...........................                  2                    9                 N/A
     Distribution fees - Class A......................................                529                  588               2,089
     Distribution fees - Class B......................................                234                  260               1,782
     Distribution fees - Class C......................................                  7                   24               1,341
     Distribution fees - Class J......................................                N/A                  543                 N/A
     Distribution fees - Select.......................................                  2                   11                 N/A
     Administrative service fees - Advisors Preferred.................                  6                   43                 N/A
     Administrative service fees - Advisors Select....................                  2                   26                 N/A
     Administrative service fees - Advisors Signature.................                  2                    8                 N/A
     Administrative service fees - Preferred..........................                  1                   35                 N/A
     Administrative service fees - Select.............................                  3                   14                 N/A
     Registration fees - Class A......................................                 10                   14                   7
     Registration fees - Class B......................................                 10                   11                   7
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                N/A                   13                 N/A
     Service fees - Advisors Preferred................................                  7                   49                 N/A
     Service fees - Advisors Select...................................                  2                   32                 N/A
     Service fees - Advisors Signature................................                  2                    7                 N/A
     Service fees - Preferred.........................................                  1                   48                 N/A
     Service fees - Select............................................                  4                   16                 N/A
     Shareholder reports - Class A....................................                 20                   36                  30
     Shareholder reports - Class B....................................                  7                    6                  16
     Shareholder reports - Class C....................................                  -                    -                   6
     Shareholder reports - Class J....................................                N/A                   21                 N/A
     Transfer and administrative fees - Class A.......................                266                  498                 487
     Transfer and administrative fees - Class B.......................                 88                   93                 241
     Transfer and administrative fees - Class C.......................                  4                    5                  97
     Transfer and administrative fees - Class J.......................                N/A                  146                 N/A
     Auditing and legal fees..........................................                  4                    5                  13
     Custodian fees...................................................                  4                  136                  18
     Directors' expenses..............................................                  7                    4                  21
     Registration fees (a) ...........................................                  -                    -                  65
     Shareholder reports (a) .........................................                  -                    -                  50
     Transfer and administrative fees (a) ............................                  -                    -                  53
     Other expenses...................................................                  2                    6                  21
                                                  Total Gross Expenses              7,892                9,669              16,857
     Less: Reimbursement from Manager - Class A.......................                101                  133                   -
     Less: Reimbursement from Manager - Class B.......................                 15                    -                   -
     Less: Reimbursement from Manager - Class C.......................                 10                    8                   -
     Less: Reimbursement from Underwriter - Class J...................                N/A                   37                 N/A
                                                    Total Net Expenses              7,766                9,491              16,857
                                Net Investment Income (Operating Loss)             11,716                8,308              35,323

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (includes foreign tax refund of $0, $27 and $0
     respectively)....................................................            360,441              199,221             293,316
     Foreign currency transactions....................................                  -                 (397)                  -
Change in unrealized appreciation/depreciation of:
     Investments......................................................           (188,369)              31,196              47,660
     Translation of assets and liabilities in foreign currencies......                  -                  114                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            172,072              230,134             340,976
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 183,788            $ 238,442           $ 376,299


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.




                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)


                                                                           Government
                                                                         & High Quality
Amounts in thousands                                                        Bond Fund       High Yield Fund II      Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................                $ -              $ 4,897                 $ -
     Withholding tax on foreign dividends.............................                  -                  (77)                  -
     Interest.........................................................              9,763               46,381              36,147
     Securities lending...............................................                 83                   87                  46
                                                          Total Income              9,846               51,288              36,193
Expenses:
     Management and investment advisory fees..........................                764                3,564               3,017
     Distribution fees - Advisors Preferred...........................                 11                  N/A                 N/A
     Distribution fees - Advisors Select..............................                 14                  N/A                 N/A
     Distribution fees - Advisors Signature...........................                  1                  N/A                 N/A
     Distribution fees - Class A......................................                249                  660                 177
     Distribution fees - Class B......................................                182                  431                 474
     Distribution fees - Class C......................................                  -                  515                  52
     Distribution fees - Class J......................................                261                  N/A                 N/A
     Distribution fees - Select.......................................                  1                  N/A                 N/A
     Administrative service fees - Advisors Preferred.................                  7                  N/A                 N/A
     Administrative service fees - Advisors Select....................                  9                  N/A                 N/A
     Administrative service fees - Advisors Signature.................                  1                  N/A                 N/A
     Administrative service fees - Preferred..........................                  7                  N/A                 N/A
     Administrative service fees - Select.............................                  2                  N/A                 N/A
     Registration fees - Class A......................................                 12                    8                   8
     Registration fees - Class B......................................                 11                    7                   7
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                 10                  N/A                 N/A
     Service fees - Advisors Preferred................................                  8                  N/A                 N/A
     Service fees - Advisors Select...................................                 11                  N/A                 N/A
     Service fees - Advisors Signature................................                  1                  N/A                 N/A
     Service fees - Preferred.........................................                 10                  N/A                 N/A
     Service fees - Select............................................                  2                  N/A                 N/A
     Shareholder reports - Class A....................................                 16                    7                   4
     Shareholder reports - Class B....................................                  4                    2                   3
     Shareholder reports - Class C....................................                  -                    1                   -
     Shareholder reports - Class J....................................                 12                  N/A                 N/A
     Transfer and administrative fees - Class A.......................                191                   62                  77
     Transfer and administrative fees - Class B.......................                 54                   34                  56
     Transfer and administrative fees - Class C.......................                  4                   17                   8
     Transfer and administrative fees - Class J.......................                107                  N/A                 N/A
     Auditing and legal fees..........................................                  -                   14                  12
     Custodian fees...................................................                  -                    1                   8
     Directors' expenses..............................................                  -                    6                   7
     Registration fees (a)............................................                  -                   18                  18
     Shareholder reports (a)..........................................                  -                    5                  15
     Transfer and administrative fees (a)  ...........................                  -                    6                   5
     Other expenses...................................................                  -                    5                   9
                                                  Total Gross Expenses              1,969                5,370               3,964
     Less: Reimbursement from Manager - Class C.......................                 12                    -                   9
     Less: Reimbursement from Underwriter - Class J...................                 17                  N/A                 N/A
                                                    Total Net Expenses              1,940                5,370               3,955
                                Net Investment Income (Operating Loss)              7,906               45,918              32,238

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................                 27               13,528                (225)
     Foreign currency transactions....................................                  -                   32                   -
     Futures contracts................................................                (25)                   -                   -
     Options..........................................................                (67)                   -                   -
     Swap agreements..................................................                142                    -                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................                762               34,038               5,330
     Futures contracts................................................                232                    -                   -
     Swap agreements..................................................               (115)                   -                   -
     Translation of assets and liabilities in foreign currencies......                  -                    5                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies                956               47,603               5,105
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 8,862             $ 93,521            $ 37,343


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.





                                                                                              International
                                                                            Inflation            Emerging            LargeCap
Amounts in thousands                                                     Protection Fund       Markets Fund         Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................                $ -              $ 6,839            $ 12,009
     Withholding tax on foreign dividends.............................                  -                 (562)                  -
     Interest.........................................................              5,428                  450               3,032
     Securities lending...............................................                 110                 112                  83
                                                          Total Income              5,538                6,839              15,124
Expenses:
     Management and investment advisory fees..........................                462                3,552               7,334
     Distribution fees - Advisors Preferred...........................                  1                   12                  49
     Distribution fees - Advisors Select..............................                  1                   10                  28
     Distribution fees - Advisors Signature...........................                  -                    4                  12
     Distribution fees - Class A......................................                  6                  120                 444
     Distribution fees - Class B......................................                N/A                   72                 343
     Distribution fees - Class C......................................                  -                    3                   9
     Distribution fees - Class J......................................                 15                  409                  89
     Distribution fees - Select.......................................                  -                    2                   9
     Administrative service fees - Advisors Preferred.................                  1                    7                  30
     Administrative service fees - Advisors Select....................                  1                    6                  18
     Administrative service fees - Advisors Signature.................                  -                    3                  10
     Administrative service fees - Preferred..........................                  -                    9                  33
     Administrative service fees - Select.............................                  -                    3                  11
     Registration fees - Class A......................................                 11                   13                  11
     Registration fees - Class B......................................                N/A                   11                  11
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                 10                   10                   8
     Service fees - Advisors Preferred................................                  1                    8                  33
     Service fees - Advisors Select...................................                  1                    8                  23
     Service fees - Advisors Signature................................                  -                    3                   9
     Service fees - Preferred.........................................                  -                   13                  45
     Service fees - Select............................................                  -                    3                  13
     Shareholder reports - Class A....................................                  -                    9                  43
     Shareholder reports - Class B....................................                N/A                    2                  15
     Shareholder reports - Class J....................................                  1                   13                   4
     Transfer and administrative fees - Class A.......................                  7                  120                 555
     Transfer and administrative fees - Class B.......................                N/A                   31                 180
     Transfer and administrative fees - Class C.......................                  4                    4                   5
     Transfer and administrative fees - Class J.......................                  9                  102                  35
     Auditing and legal fees..........................................                  -                    -                   4
     Custodian fees...................................................                  -                    -                   4
     Directors' expenses..............................................                  -                    -                  14
     Other expenses...................................................                  -                    -                   7
                                                  Total Gross Expenses                538                4,569               9,445
     Less: Reimbursement from Manager - Class A.......................                 13                    -                   -
     Less: Reimbursement from Manager - Class C.......................                 11                   10                   9
     Less: Reimbursement from Manager - Class J.......................                 11                    -                   -
     Less: Reimbursement from Underwriter - Class J...................                  1                   28                   6
                                                    Total Net Expenses                502                4,531               9,430
                                Net Investment Income (Operating Loss)              5,036                2,308               5,694

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (includes foreign tax refund of $0, $53 and $0,
     respectively)....................................................             (1,715)              46,497             183,523
     Foreign currency transactions....................................                  -                 (691)                  -
     Futures contracts................................................                  3                    -                   -
     Options..........................................................                 (1)                   -                   -
     Swap agreements..................................................                439                    -                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................              2,020                    -             (68,167)
     Investments (net of deferred foreign tax payable of $0, $154 and
$0,
     respectively)....................................................                  -               65,248                   -
     Swap agreements..................................................               (173)                   -                   -
     Translation of assets and liabilities in foreign currencies......                  -                   (3)                  -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies                573              111,051             115,356
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 5,609            $ 113,359           $ 121,050







                                                                            LargeCap
                                                                          S&P 500 Index          LargeCap             MidCap
Amounts in thousands                                                          Fund              Value Fund          Blend Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 9,413              $ 9,030             $ 4,456
     Interest.........................................................                733                  161                  99
     Securities lending...............................................                 45                   25                  70
                                                          Total Income             10,191                9,216               4,625
Expenses:
     Management and investment advisory fees..........................                733                1,682               2,708
     Distribution fees - Advisors Preferred...........................                175                    4                   9
     Distribution fees - Advisors Select..............................                112                    7                   4
     Distribution fees - Advisors Signature...........................                 13                    1                   1
     Distribution fees - Class A......................................                 61                  355                 681
     Distribution fees - Class B......................................                N/A                  110                 329
     Distribution fees - Class C......................................                  1                    -                   2
     Distribution fees - Class J......................................                958                  136                 429
     Distribution fees - Select.......................................                 24                    1                   3
     Administrative service fees - Advisors Preferred.................                105                    2                   5
     Administrative service fees - Advisors Select....................                 74                    5                   3
     Administrative service fees - Advisors Signature.................                 11                    1                   1
     Administrative service fees - Preferred..........................                117                    7                  13
     Administrative service fees - Select.............................                 31                    1                   4
     Registration fees - Class A......................................                 11                   12                  14
     Registration fees - Class B......................................                N/A                   11                  11
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                 13                    9                  10
     Service fees - Advisors Preferred................................                119                    3                   6
     Service fees - Advisors Select...................................                 93                    6                   3
     Service fees - Advisors Signature................................                 10                    1                   1
     Service fees - Preferred.........................................                159                    9                  18
     Service fees - Select............................................                 36                    1                   4
     Shareholder reports - Class A....................................                  9                   25                  47
     Shareholder reports - Class B....................................                N/A                    4                   9
     Shareholder reports - Class J....................................                 32                    5                  16
     Transfer and administrative fees - Class A.......................                118                  299                 568
     Transfer and administrative fees - Class B.......................                N/A                   52                 118
     Transfer and administrative fees - Class C.......................                  4                    4                   4
     Transfer and administrative fees - Class J.......................                250                   41                 125
     Other expenses...................................................                  -                    -                   1
                                                  Total Gross Expenses              3,276                2,801               5,154
     Less: Reimbursement from Manager - Class A.......................                  -                    -                 244
     Less: Reimbursement from Manager - Class B.......................                N/A                    -                 235
     Less: Reimbursement from Manager - Class C.......................                 11                   11                  11
     Less: Reimbursement from Underwriter - Class J...................                 64                    9                  29
                                                    Total Net Expenses              3,201                2,781               4,635
                                Net Investment Income (Operating Loss)              6,990                6,435                 (10)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................              3,753               28,345              37,354
     Futures contracts................................................              2,460                   58                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................             67,135               28,980              63,349
     Futures contracts................................................               (709)                 591                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             72,639               57,974             100,703
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 79,629             $ 64,409           $ 100,693






                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)


                                                                                                  Money              Mortgage
Amounts in thousands                                                    MidCap Stock Fund      Market Fund        Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 8,878                  $ -                 $ -
     Interest.........................................................              1,176               42,420              45,311
     Securities lending...............................................                 43                    -                   7
                                                          Total Income             10,097               42,420              45,318
Expenses:
     Management and investment advisory fees..........................              3,553                3,055               4,206
     Distribution fees - Advisors Preferred...........................                N/A                   23                 N/A
     Distribution fees - Advisors Select..............................                N/A                   23                 N/A
     Distribution fees - Advisors Signature...........................                N/A                    6                 N/A
     Distribution fees - Class A......................................                300                  N/A                 119
     Distribution fees - Class B......................................                161                  102                 392
     Distribution fees - Class C......................................                 48                   20                  40
     Distribution fees - Class J......................................                N/A                  199                 N/A
     Distribution fees - Select.......................................                N/A                    4                 N/A
     Administrative service fees - Advisors Preferred.................                N/A                   14                 N/A
     Administrative service fees - Advisors Select....................                N/A                   15                 N/A
     Administrative service fees - Advisors Signature.................                N/A                    5                 N/A
     Administrative service fees - Preferred..........................                N/A                   30                 N/A
     Administrative service fees - Select.............................                N/A                    5                 N/A
     Registration fees - Class A......................................                  8                   27                   8
     Registration fees - Class B......................................                  7                   16                   7
     Registration fees - Class C......................................                  7                   11                   7
     Registration fees - Class J......................................                N/A                    9                 N/A
     Service fees - Advisors Preferred................................                N/A                   16                 N/A
     Service fees - Advisors Select...................................                N/A                   19                 N/A
     Service fees - Advisors Signature................................                N/A                    4                 N/A
     Service fees - Preferred.........................................                N/A                   40                 N/A
     Service fees - Select............................................                N/A                    6                 N/A
     Shareholder reports - Class A....................................                  3                   21                   3
     Shareholder reports - Class B....................................                  2                    1                   3
     Shareholder reports - Class J....................................                N/A                   30                 N/A
     Transfer and administrative fees - Class A.......................                 51                  307                  68
     Transfer and administrative fees - Class B.......................                 39                   17                  58
     Transfer and administrative fees - Class C.......................                  9                    6                   6
     Transfer and administrative fees - Class J.......................                N/A                  270                 N/A
     Auditing and legal fees..........................................                 13                    5                  13
     Custodian fees...................................................                  7                    4                  13
     Directors' expenses..............................................                  5                    7                   9
     Registration fees (a)............................................                 10                    -                  15
     Shareholder reports (a)..........................................                  9                    -                  11
     Transfer and administrative fees (a).............................                  7                    -                   8
     Other expenses...................................................                  5                    9                  17
                                                  Total Gross Expenses              4,244                4,326               5,003
     Less: Reimbursement from Manager - Class A.......................                  -                    -                   3
     Less: Reimbursement from Manager - Class B.......................                  -                    8                   4
     Less: Reimbursement from Manager - Class C.......................                  8                    9                   9
                                                    Total Net Expenses              4,236                4,309               4,987
                                Net Investment Income (Operating Loss)              5,861               38,111              40,331

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             75,180                    -                (643)
Change in unrealized appreciation/depreciation of:
     Investments......................................................             27,618                    -               4,188
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            102,798                    -               3,545
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 108,659             $ 38,111            $ 43,876


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.





                                                                       Partners  LargeCap   Partners  LargeCap   Partners LargeCap
Amounts in thousands                                                       Blend Fund          Blend Fund I        Growth Fund I
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 8,577              $ 4,463             $ 8,699
     Interest.........................................................                113                  237                 438
     Securities lending...............................................                 48                   40                 106
                                                          Total Income              8,738                4,740               9,243
Expenses:
     Management and investment advisory fees..........................              3,616                1,212               4,902
     Distribution fees - Advisors Preferred...........................                 41                    5                  34
     Distribution fees - Advisors Select..............................                 46                    7                  26
     Distribution fees - Advisors Signature...........................                  4                    1                   2
     Distribution fees - Class A......................................                 77                  173                  63
     Distribution fees - Class B......................................                123                   78                  65
     Distribution fees - Class C......................................                  1                    -                   -
     Distribution fees - Class J......................................                306                  128                 103
     Distribution fees - Select.......................................                  7                    1                   2
     Administrative service fees - Advisors Preferred.................                 25                    3                  20
     Administrative service fees - Advisors Select....................                 31                    4                  17
     Administrative service fees - Advisors Signature.................                  3                    1                   2
     Administrative service fees - Preferred..........................                 25                    3                  16
     Administrative service fees - Select.............................                  9                    2                   3
     Registration fees - Class A......................................                 11                   11                  10
     Registration fees - Class B......................................                 10                   10                  11
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                  9                    8                   9
     Service fees - Advisors Preferred................................                 28                    3                  23
     Service fees - Advisors Select...................................                 39                    6                  22
     Service fees - Advisors Signature................................                  3                    1                   1
     Service fees - Preferred.........................................                 34                    4                  21
     Service fees - Select............................................                 10                    2                   4
     Shareholder reports - Class A....................................                  7                   20                   9
     Shareholder reports - Class B....................................                  3                    3                   3
     Shareholder reports - Class J....................................                  9                    4                   4
     Transfer and administrative fees - Class A.......................                 97                  240                 119
     Transfer and administrative fees - Class B.......................                 38                   48                  37
     Transfer and administrative fees - Class C.......................                  4                    4                   4
     Transfer and administrative fees - Class J.......................                 70                   30                  40
     Other expenses...................................................                  1                    -                   1
                                                  Total Gross Expenses              4,694                2,019               5,580
     Less: Reimbursement from Manager - Class C.......................                 11                   11                  12
     Less: Reimbursement from Underwriter - Class J...................                 21                    9                   7
                                                    Total Net Expenses              4,662                1,999               5,561
                                Net Investment Income (Operating Loss)              4,076                2,741               3,682

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             44,158               16,227              33,482
     Futures contracts................................................                244                  513                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................             34,895               26,009              78,396
     Futures contracts................................................                 47                  (36)                  -
                                                                       -------------------
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies       79,344                     42,713             111,878
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 83,420             $ 45,454           $ 115,560







-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Partners             Partners            Partners
                                                                         LargeCap Growth      LargeCap Value       MidCap Growth
Amounts in thousands                                                         Fund II               Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 4,521             $ 32,187             $ 1,305
     Interest.........................................................                219                2,155                 161
     Securities lending...............................................                 46                  156                 150
                                                          Total Income              4,786               34,498               1,616
Expenses:
     Management and investment advisory fees..........................              3,840               10,044               2,598
     Distribution fees - Advisors Preferred...........................                 11                  127                  37
     Distribution fees - Advisors Select..............................                 20                   97                  18
     Distribution fees - Advisors Signature...........................                  1                   12                   1
     Distribution fees - Class A......................................                  1                   84                  36
     Distribution fees - Class B......................................                N/A                  111                  52
     Distribution fees - Class C......................................                  -                    1                   -
     Distribution fees - Class J......................................                 51                  288                  72
     Distribution fees - Select.......................................                  9                   24                  10
     Administrative service fees - Advisors Preferred.................                  7                   76                  22
     Administrative service fees - Advisors Select....................                 13                   65                  12
     Administrative service fees - Advisors Signature.................                  1                   10                   1
     Administrative service fees - Preferred..........................                 10                   68                  15
     Administrative service fees - Select.............................                 12                   31                  13
     Registration fees - Class A......................................                 11                   10                  11
     Registration fees - Class B......................................                N/A                   10                  10
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                  9                   11                   7
     Service fees - Advisors Preferred................................                  7                   86                  25
     Service fees - Advisors Select...................................                 17                   81                  15
     Service fees - Advisors Signature................................                  1                    9                   1
     Service fees - Preferred.........................................                 13                   92                  21
     Service fees - Select............................................                 14                   36                  14
     Shareholder reports - Class A....................................                  -                    8                   4
     Shareholder reports - Class B....................................                N/A                    3                   2
     Shareholder reports - Class J....................................                  3                    9                   3
     Transfer and administrative fees - Class A.......................                  5                  102                  66
     Transfer and administrative fees - Class B.......................                N/A                   39                  24
     Transfer and administrative fees - Class C.......................                  4                    4                   4
     Transfer and administrative fees - Class J.......................                 22                   73                  28
     Other expenses...................................................                  1                    3                   -
                                                  Total Gross Expenses              4,090               11,621               3,129
     Less: Reimbursement from Manager - Class A.......................                 15                    -                   8
     Less: Reimbursement from Manager - Class B.......................                N/A                    -                   8
     Less: Reimbursement from Manager - Class C.......................                 11                   11                  11
     Less: Reimbursement from Manager - Class J.......................                  3                    -                   -
     Less: Reimbursement from Underwriter - Class J...................                  4                   20                   5
                                                    Total Net Expenses              4,057               11,590               3,097
                                Net Investment Income (Operating Loss)                729               22,908              (1,481)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             58,634               98,875              14,263
     Foreign currency transactions....................................               (363)                   -                   -
     Futures contracts................................................             (2,545)               1,452                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................            (15,575)             105,387              41,811
     Futures contracts................................................                (46)                 (36)                  -
     Translation of assets and liabilities in foreign currencies......                 28                    -                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             40,133              205,678              56,074
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 40,862            $ 228,586            $ 54,593







                                                                         Partners MidCap
                                                                             Growth          Partners MidCap     Partners SmallCap
Amounts in thousands                                                         Fund I             Value Fund        Growth Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 1,301              $ 6,378               $ 658
     Interest.........................................................                 22                  224                 224
     Securities lending...............................................                191                  154                 630
                                                          Total Income              1,514                6,756               1,512
Expenses:
     Management and investment advisory fees..........................              1,330                3,663               3,186
     Distribution fees - Advisors Preferred...........................                  2                   43                  19
     Distribution fees - Advisors Select..............................                  2                   38                  20
     Distribution fees - Advisors Signature...........................                  -                    3                   2
     Distribution fees - Class A......................................                  3                   14                  21
     Distribution fees - Class B......................................                N/A                    7                  37
     Distribution fees - Class J......................................                N/A                  254                  52
     Distribution fees - Select.......................................                  1                   11                   3
     Administrative service fees - Advisors Preferred.................                  1                   26                  12
     Administrative service fees - Advisors Select....................                  2                   25                  14
     Administrative service fees - Advisors Signature.................                  -                    2                   1
     Administrative service fees - Preferred..........................                  1                   15                  17
     Administrative service fees - Select.............................                  1                   14                   4
     Registration fees - Class A......................................                 12                   11                  11
     Registration fees - Class B......................................                N/A                   11                  11
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                N/A                    9                   7
     Service fees - Advisors Preferred................................                  1                   29                  13
     Service fees - Advisors Select...................................                  2                   31                  17
     Service fees - Advisors Signature................................                  -                    2                   1
     Service fees - Preferred.........................................                  1                   20                  24
     Service fees - Select............................................                  1                   16                   5
     Shareholder reports - Class A....................................                  -                    1                   3
     Shareholder reports - Class B....................................                N/A                    -                   2
     Shareholder reports - Class J....................................                N/A                    6                   3
     Transfer and administrative fees - Class A.......................                  8                   17                  50
     Transfer and administrative fees - Class B.......................                N/A                    6                  19
     Transfer and administrative fees - Class C.......................                  4                    4                   4
     Transfer and administrative fees - Class J.......................                N/A                   54                  25
     Other expenses...................................................                  -                    1                   1
                                                  Total Gross Expenses              1,379                4,340               3,591
     Less: Reimbursement from Manager - Class A.......................                 14                    -                   5
     Less: Reimbursement from Manager - Class B.......................                N/A                   13                   4
     Less: Reimbursement from Manager - Class C.......................                 11                   11                  11
     Less: Reimbursement from Underwriter - Class J...................                N/A                   17                   4
                                                    Total Net Expenses              1,354                4,299               3,567
                                Net Investment Income (Operating Loss)                160                2,457              (2,055)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             15,240               62,967              11,579
Change in unrealized appreciation/depreciation of:
     Investments......................................................             15,510               24,419              40,129
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             30,750               87,386              51,708
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 30,910             $ 89,843            $ 49,653







                                                                            Preferred
                                                                           Securities          Real Estate          Short-Term
Amounts in thousands                                                          Fund           Securities Fund         Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................           $ 12,896             $ 16,299                 $ -
     Interest.........................................................              6,606                  806               6,117
     Securities lending...............................................                178                   51                  80
                                                          Total Income             19,680               17,156               6,197
Expenses:
     Management and investment advisory fees..........................              2,225                6,993                 465
     Distribution fees - Advisors Preferred...........................                  2                   80                   3
     Distribution fees - Advisors Select..............................                  -                   59                   -
     Distribution fees - Advisors Signature...........................                  -                    6                   -
     Distribution fees - Class A......................................                 13                  197                  70
     Distribution fees - Class B......................................                N/A                  175                 N/A
     Distribution fees - Class C......................................                  3                   22                   1
     Distribution fees - Class J......................................                 64                  620                 141
     Distribution fees - Select.......................................                  -                   11                   1
     Administrative service fees - Advisors Preferred.................                  1                   48                   2
     Administrative service fees - Advisors Select....................                  -                   39                   -
     Administrative service fees - Advisors Signature.................                  -                    5                   -
     Administrative service fees - Preferred..........................                  -                   61                   2
     Administrative service fees - Select.............................                  -                   14                   1
     Registration fees - Class A......................................                 12                   11                  15
     Registration fees - Class B......................................                N/A                   10                 N/A
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                  9                   11                   8
     Service fees - Advisors Preferred................................                  1                   54                   2
     Service fees - Advisors Select...................................                  -                   49                   -
     Service fees - Advisors Signature................................                  -                    5                   -
     Service fees - Preferred.........................................                  -                   83                   3
     Service fees - Select............................................                  -                   16                   1
     Shareholder reports - Class A....................................                  -                   11                   6
     Shareholder reports - Class B....................................                N/A                    4                 N/A
     Shareholder reports - Class J....................................                  3                   31                   5
     Transfer and administrative fees - Class A.......................                 11                  187                  71
     Transfer and administrative fees - Class B.......................                N/A                   53                 N/A
     Transfer and administrative fees - Class C.......................                  4                    6                   4
     Transfer and administrative fees - Class J.......................                 27                  150                  45
     Auditing and legal fees..........................................                  -                    4                   -
     Custodian fees...................................................                  -                    6                   -
     Directors' expenses..............................................                  -                    7                   -
     Other expenses...................................................                  -                    9                   -
                                                  Total Gross Expenses              2,382                9,044                 853
     Less: Reimbursement from Manager - Class A.......................                 22                   32                   -
     Less: Reimbursement from Manager - Class B.......................                N/A                    5                 N/A
     Less: Reimbursement from Manager - Class C.......................                 12                   10                  11
     Less: Reimbursement from Underwriter - Class J...................                  4                   42                  10
                                                    Total Net Expenses              2,344                8,955                 832
                                Net Investment Income (Operating Loss)             17,336                8,201               5,365

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             (1,471)             247,894                 (11)
     Futures contracts................................................                  -                    -                  19
     Options..........................................................                  -                    -                  (1)
     Swap agreements..................................................                  -                    -                (116)
Change in unrealized appreciation/depreciation of:
     Investments......................................................              1,547             (192,071)                857
     Futures contracts................................................                  -                    -                  26
     Swap agreements..................................................                  -                    -                 (10)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies                 76               55,823                 764
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 17,412             $ 64,024             $ 6,129









                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)


                                                                        Short-Term Income        SmallCap            SmallCap
Amounts in thousands                                                          Fund              Blend Fund          Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................                $ -              $ 1,448               $ 596
     Interest.........................................................              5,889                  364                 100
     Securities lending...............................................                  4                  123                  75
                                                          Total Income              5,893                1,935                 771
Expenses:
     Management and investment advisory fees..........................                564                1,291               1,036
     Distribution fees - Advisors Preferred...........................                N/A                    2                   1
     Distribution fees - Advisors Select..............................                N/A                    4                   1
     Distribution fees - Class A......................................                 51                  142                  77
     Distribution fees - Class B......................................              31 (b)                 112                  22
     Distribution fees - Class C......................................                 30                    1                   2
     Distribution fees - Class J......................................                N/A                  381                  90
     Distribution fees - Select.......................................                N/A                    1                   -
     Administrative service fees - Advisors Preferred.................                N/A                    2                   -
     Administrative service fees - Advisors Select....................                N/A                    3                   1
     Administrative service fees - Preferred..........................                N/A                    3                   1
     Administrative service fees - Select.............................                N/A                    1                   -
     Registration fees - Class A......................................                  8                   11                   7
     Registration fees - Class B......................................                N/A                   10                   7
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                N/A                   11                   9
     Service fees - Advisors Preferred................................                N/A                    2                   1
     Service fees - Advisors Select...................................                N/A                    3                   1
     Service fees - Preferred.........................................                N/A                    5                   1
     Service fees - Select............................................                N/A                    1                   -
     Shareholder reports - Class A....................................                  2                   14                   5
     Shareholder reports - Class B....................................                N/A                    4                   1
     Shareholder reports - Class J....................................                N/A                   13                   4
     Transfer and administrative fees - Class A.......................                 29                  187                  53
     Transfer and administrative fees - Class B.......................               5 (b)                  48                  18
     Transfer and administrative fees - Class C.......................                  7                    4                   4
     Transfer and administrative fees - Class J.......................                N/A                  109                  34
     Auditing and legal fees..........................................                 12                    -                   4
     Custodian fees...................................................                  2                    -                   7
     Directors' expenses..............................................                  1                    -                   2
     Registration fees (a) ...........................................                 15                    -                   -
     Shareholder reports (a) .........................................                  1                    -                   -
     Transfer and administrative fees (a) ............................                  3                    -                   -
     Other expenses...................................................                  4                    -                   1
                                                  Total Gross Expenses                772                2,372               1,397
     Less: Reimbursement from Manager - Class A.......................                  3                    -                   -
     Less: Reimbursement from Manager - Class B.......................                N/A                    -                   9
     Less: Reimbursement from Manager - Class C.......................                  9                   11                  10
     Less: Reimbursement from Manager - Institutional.................                  -                    -                   8
     Less: Reimbursement from Underwriter - Class J...................                N/A                   26                   6
                                                    Total Net Expenses                760                2,335               1,364
                                Net Investment Income (Operating Loss)              5,133                 (400)               (593)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................               (262)              14,797              30,556
     Futures contracts................................................                (94)                   -                   -
Change in unrealized appreciation/depreciation of:
     Investments......................................................              1,031               17,003              (2,048)
     Futures contracts................................................                 98                    -                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies                773               31,800              28,508
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 5,906             $ 31,400            $ 27,915


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.
(b) Class B shares discontinued operations and converted to Class A shares on January 4, 2007.





                                                                            SmallCap         Tax-Exempt Bond        Ultra Short
Amounts in thousands                                                       Value Fund             Fund I             Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 2,770                  $ -                 $ -
     Interest.........................................................                454                7,309               6,675
     Securities lending...............................................                 43                    -                   3
                                                          Total Income              3,267                7,309               6,678
Expenses:
     Management and investment advisory fees..........................              1,572                  670                 459
     Distribution fees - Advisors Preferred...........................                 16                  N/A                   3
     Distribution fees - Advisors Select..............................                 11                  N/A                  14
     Distribution fees - Advisors Signature...........................                  2                  N/A                   -
     Distribution fees - Class A......................................                 20                  297                  19
     Distribution fees - Class B......................................                 17                  119                 N/A
     Distribution fees - Class C......................................                  8                   14                   2
     Distribution fees - Class J......................................                178                  N/A                  93
     Distribution fees - Select.......................................                  3                  N/A                   -
     Administrative service fees - Advisors Preferred.................                  9                  N/A                   2
     Administrative service fees - Advisors Select....................                  7                  N/A                   9
     Administrative service fees - Advisors Signature.................                  2                  N/A                   -
     Administrative service fees - Preferred..........................                 14                  N/A                   6
     Administrative service fees - Select.............................                  4                  N/A                   -
     Registration fees - Class A......................................                 10                    8                  13
     Registration fees - Class B......................................                 10                    7                 N/A
     Registration fees - Class C......................................                  7                    7                   7
     Registration fees - Class J......................................                  9                  N/A                   9
     Service fees - Advisors Preferred................................                 11                  N/A                   2
     Service fees - Advisors Select...................................                  9                  N/A                  12
     Service fees - Advisors Signature................................                  2                  N/A                   -
     Service fees - Preferred.........................................                 18                  N/A                   8
     Service fees - Select............................................                  5                  N/A                   -
     Shareholder reports - Class A....................................                  2                    3                   -
     Shareholder reports - Class B....................................                  1                    -                 N/A
     Shareholder reports - Class J....................................                  6                  N/A                   4
     Transfer and administrative fees - Class A.......................                 31                   50                   6
     Transfer and administrative fees - Class B.......................                 11                    9                 N/A
     Transfer and administrative fees - Class C.......................                  4                    4                   4
     Transfer and administrative fees - Class J.......................                 52                  N/A                  35
     Auditing and legal fees..........................................                  4                   13                   -
     Custodian fees...................................................                  4                    2                   -
     Directors' expenses..............................................                  2                    1                   -
     Interest expense and fees........................................                  -                  480                   -
     Registration fees (a)............................................                  -                    9                   -
     Shareholder reports (a)..........................................                  -                    7                   -
     Transfer and administrative fees (a).............................                  -                    3                   -
     Other expenses...................................................                  1                    3                   -
                                                  Total Gross Expenses              2,062                1,706                 707
     Less: Reimbursement from Manager - Class A.......................                 12                   40                   -
     Less: Reimbursement from Manager - Class B.......................                 12                   38                 N/A
     Less: Reimbursement from Manager - Class C.......................                  9                   10                  12
     Less: Reimbursement from Manager - Institutional.................                  6                  N/A                   -
     Less: Reimbursement from Underwriter - Class J...................                 12                  N/A                   6
                                                    Total Net Expenses              2,011                1,618                 689
                                Net Investment Income (Operating Loss)              1,256                5,691               5,989

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             32,630                  233                 (39)
     Futures contracts................................................                  -                 (176)                (49)
     Options..........................................................             (4,595)                   -                  (2)
Change in unrealized appreciation/depreciation of:
     Investments......................................................            (19,293)              (1,988)               (466)
     Futures contracts................................................                  -                   78                  (6)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              8,742               (1,853)               (562)
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 9,998              $ 3,838             $ 5,427


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.




                                                                        West Coast Equity
Amounts in thousands                                                          Fund
-------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................           $ 13,305
     Interest.........................................................                927
     Securities lending...............................................                354
                                                          Total Income             14,586
Expenses:
     Management and investment advisory fees..........................              4,428
     Distribution fees - Class A......................................              1,122
     Distribution fees - Class B......................................                932
     Distribution fees - Class C......................................                107
     Registration fees - Class A......................................                  8
     Registration fees - Class B......................................                  7
     Registration fees - Class C......................................                  7
     Shareholder reports - Class A....................................                 17
     Shareholder reports - Class B....................................                 12
     Shareholder reports - Class C....................................                  1
     Transfer and administrative fees - Class A.......................                297
     Transfer and administrative fees - Class B.......................                198
     Transfer and administrative fees - Class C.......................                 20
     Auditing and legal fees..........................................                 12
     Custodian fees...................................................                 13
     Directors' expenses..............................................                 10
     Registration fees
(a)............................................(a)                                     26
     Shareholder reports (a)..........................................                 67
     Transfer and administrative fees (a).............................                 35
     Other expenses...................................................                 14
                                                  Total Gross Expenses              7,333
     Less: Reimbursement from Manager - Class C.......................                  7
                                                    Total Net Expenses              7,326
                                Net Investment Income (Operating Loss)              7,260

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             63,570
Change in unrealized appreciation/depreciation of:
     Investments......................................................             60,437
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            124,007
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 131,267


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



                                                                                                         Bond & Mortgage
                                                                                                            Securities
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 55,308           $ 78,553
Net realized gain (loss) from investment transactions and foreign currency transactions......              2,193             (6,178)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................               (143)            19,087
                              Net Increase (Decrease) in Net Assets Resulting from Operations             57,358             91,462

Dividends and Distributions to Shareholders
From net investment income...................................................................            (52,390)           (78,237)
                                                            Total Dividends and Distributions            (52,390)           (78,237)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            279,351            693,410
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            284,319            706,636

Net Assets
Beginning of period..........................................................................          2,040,426          1,333,790
End of period (including undistributed net investment income as set forth below).............        $ 2,324,745        $ 2,040,426
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,176            $ 1,039



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 16,506    $ 4,718   $ 1,445   $ 14,340   $ 1,612   $ 1,036   $ 30,373  $ 383,488  $ 16,011   $ 9,831
     Reinvested.............    1,263        949       109      3,565       474         6      5,231    37,713      2,287       481
     Redeemed...............   (7,143)    (5,172)     (540)   (19,079)   (3,317)       (2)   (21,279)   (175,372  (16,468)   (3,715)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10,626      $ 495   $ 1,014   $ (1,174) $ (1,231)  $ 1,040   $ 14,325  $ 245,829   $ 1,830   $ 6,597
                             =======================================================================================================
Shares:
     Sold...................    1,548        444       135      1,339       151        97      2,825    35,797      1,502       910
     Reinvested.............      119         90        10        334        44         -        487     3,529        215        44
     Redeemed...............     (669)      (487)      (50)    (1,784)     (310)        -     (1,980)   (16,395)   (1,547)     (344)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      998         47        95       (111)     (115)       97      1,332    22,931        170       610
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 28,704   $ 11,661   $ 4,587   $ 26,489   $ 3,971       N/A   $ 63,234  $ 640,198  $ 40,810  $ 15,687
     Reinvested.............    1,767      1,595       122      6,887       957       N/A      9,030    52,938      3,621       625
     Redeemed...............   (15,172)  (10,675)     (951)   (37,329)   (8,204)      N/A    (47,215)   (77,728)  (15,150)   (7,049)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 15,299    $ 2,581   $ 3,758   $ (3,953) $ (3,276)      N/A   $ 25,049  $ 615,408  $ 29,281   $ 9,263
                             =======================================================================================================
Shares:
     Sold...................    2,728      1,106       434      2,492       377       N/A      5,952    60,617      3,873     1,469
     Reinvested.............      168        152        12        651        91       N/A        851     5,013        344        59
     Redeemed...............   (1,442)    (1,015)      (91)    (3,530)     (774)      N/A     (4,449)   (7,331)    (1,440)     (662)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,454        243       355       (387)     (306)      N/A      2,354    58,299      2,777       866
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,263)    $ (949)   $ (109)  $ (3,849)   $ (486)     $ (6)  $ (5,244) $ (37,715) $ (2,288)   $ (481)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,263)    $ (949)   $ (109)  $ (3,849)   $ (486)     $ (6)  $ (5,244) $ (37,715) $ (2,288)   $ (481)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,768)  $ (1,595)   $ (122)  $ (7,533)   $ (985)      N/A   $ (9,046) $ (52,942) $ (3,621)   $ (625)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,768)  $ (1,595)   $ (122)  $ (7,533)   $ (985)      N/A   $ (9,046) $ (52,942) $ (3,621)   $ (625)
Distributions...............
                             =======================================================================================================






                                                                                                 California Insured Intermediate
Amounts in thousands                                                                                      Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
                                                                                              $
Net investment income (operating loss)....................................................... 1,608                         $ 3,591
Net realized gain (loss) from investment transactions and foreign currency transactions......                132               (165)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................               (983)             1,590
                              Net Increase (Decrease) in Net Assets Resulting from Operations                 757             5,016

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,593)            (3,593)
From net realized gain on investments and foreign currency transactions......................                  -               (300)
                                                            Total Dividends and Distributions             (1,593)            (3,893)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             (8,832)           (24,594)
                                                                                              -------------------

                                                      Total increase (decrease) in net assets        9,668                  (23,471)

Net Assets
Beginning of period..........................................................................            109,234            132,705
                                                                                              $
End of period (including undistributed net investment income as set forth below)............. 99,566                      $ 109,234
Undistributed (overdistributed) net investment income (operating loss).......................               $ 70               $ 55



                              Class A   Class B    Class C
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 4,266      $ 194      $ 54
     Reinvested.............      579        379        47
     Redeemed...............   (4,864)    (8,077)   (1,410)
                             -------------------------------
Net Increase (Decrease).....    $ (19)  $ (7,504) $ (1,309)
                             ===============================
Shares:
     Sold...................      391         18         5
     Reinvested.............       53         35         4
     Redeemed...............     (446)      (740)     (129)
                             -------------------------------
Net Increase (Decrease).....       (2)      (687)     (120)
                             ===============================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 9,038      $ 178     $ 177
     Reinvested.............    1,483      1,143       145
     Redeemed...............   (19,119)  (15,907)   (1,732)
                             -------------------------------
Net Increase (Decrease)..... $ (8,598) $ (14,586) $ (1,410)
                             ===============================
Shares:
     Sold...................      832         16        16
     Reinvested.............      137        105        13
     Redeemed...............   (1,760)    (1,465)     (159)
                             -------------------------------
Net Increase (Decrease).....     (791)    (1,344)     (130)
                             ===============================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (976)    $ (549)    $ (68)
                             -------------------------------
Total Dividends and            $ (976)    $ (549)    $ (68)
Distributions...............
                             ===============================
Year Ended October 31, 2006
     From net investment
     income................. $ (2,041)  $ (1,375)   $ (177)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (151)      (132)      (17)
                             -------------------------------
Total Dividends and          $ (2,192)  $ (1,507)   $ (194)
Distributions...............
                             ===============================





Amounts in thousands                                                                                California Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 7,858           $ 15,988
Net realized gain (loss) from investment transactions and foreign currency transactions......              1,196              2,537
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             (3,981)             5,335
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,073             23,860

Dividends and Distributions to Shareholders
From net investment income...................................................................             (7,857)           (15,984)
From net realized gain on investments and foreign currency transactions......................             (2,473)            (5,143)
                                                            Total Dividends and Distributions            (10,330)           (21,127)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................               (826)           (10,086)
                                                      Total increase (decrease) in net assets             (6,083)            (7,353)

Net Assets
Beginning of period..........................................................................            401,701            409,054
End of period (including undistributed net investment income as set forth below).............          $ 395,618          $ 401,701
Undistributed (overdistributed) net investment income (operating loss).......................              $ 113              $ 112




                              Class A   Class B    Class C
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 38,319    $ 1,330   $ 1,038
     Reinvested.............    4,448      1,933        71
     Redeemed...............   (26,738)  (20,731)     (496)
                             -------------------------------
Net Increase (Decrease)..... $ 16,029  $ (17,468)    $ 613
                             ===============================
Shares:
     Sold...................    3,412        118        92
     Reinvested.............      395        172         6
     Redeemed...............   (2,383)    (1,847)      (44)
                             -------------------------------
Net Increase (Decrease).....    1,424     (1,557)       54
                             ===============================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 52,280    $ 2,725     $ 955
     Reinvested.............    8,953      5,140       149
     Redeemed...............   (40,195)  (38,728)   (1,365)
                             -------------------------------
Net Increase (Decrease)..... $ 21,038  $ (30,863)   $ (261)
                             ===============================
Shares:
     Sold...................    4,684        245        86
     Reinvested.............      803        461        13
     Redeemed...............   (3,599)    (3,472)     (122)
                             -------------------------------
Net Increase (Decrease).....    1,888     (2,766)      (23)
                             ===============================



Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (5,646)  $ (2,130)    $ (81)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,646)      (798)      (29)
                             -------------------------------
Total Dividends and          $ (7,292)  $ (2,928)   $ (110)
Distributions...............
                             ===============================
Year Ended October 31, 2006
     From net investment
     income................. $ (10,638) $ (5,196)   $ (150)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (3,050)    (2,036)      (57)
                             -------------------------------
Total Dividends and          $ (13,688) $ (7,232)   $ (207)
Distributions...............
                             ===============================





                                                                                                           Disciplined
                                                                                                             LargeCap
Amounts in thousands                                                                                        Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 11,716           $ 10,514
Net realized gain (loss) from investment transactions and foreign currency transactions......            360,441             27,064
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (188,369)            81,180
                              Net Increase (Decrease) in Net Assets Resulting from Operations            183,788            118,758

Dividends and Distributions to Shareholders
From net investment income...................................................................            (11,432)            (5,463)
From net realized gain on investments and foreign currency transactions......................            (23,879)            (9,237)
                                                            Total Dividends and Distributions            (35,311)           (14,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          2,148,925            367,743
                                                      Total increase (decrease) in net assets          2,297,402            471,801

Net Assets
Beginning of period..........................................................................          1,098,605            626,804
End of period (including undistributed net investment income as set forth below).............        $ 3,396,007        $ 1,098,605
Undistributed (overdistributed) net investment income (operating loss).......................            $ 8,841            $ 8,557




                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature   Class A   Class B    Class C  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 4,660     $ 458      $ 143  $ 17,490    $ 1,324     $ 419  $ 103,420     $ 239      $ 392
     Issued in acquisitions.        -         -          -    580,594    63,178     2,266    1,705,094       -          -
     Reinvested.............      177        56         33     2,719        297         -     31,787        50        160
     Redeemed...............     (922)     (278)       (57)   (38,987)  (10,632)     (129)   (313,927)    (284)      (815)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,915     $ 236      $ 119  $ 561,816  $ 54,167   $ 2,556  $ 1,526,374     $ 5     $ (263)
                             ==============================================================================================
Shares:
     Sold...................      287        28          9     1,065         81        25      6,326        14         24
     Issued in acquisitions.        -         -          -    35,725      3,905       140    105,189         -          -
     Reinvested.............       11         4          2       169         19         -      1,973         3         10
     Redeemed...............      (57)      (17)        (4)   (2,384)      (650)       (8)   (19,351)      (17)       (50)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....      241        15          7    34,575      3,355       157     94,137         -        (16)
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 6,186   $ 2,333    $ 1,217   $ 9,094    $ 1,496       N/A  $ 408,409   $ 2,294    $ 5,861
     Reinvested.............       15         4          1     1,501        199       N/A     12,959         -          3
     Redeemed...............     (878)     (807)       (28)   (14,401)   (4,426)      N/A    (61,268)     (859)    (1,162)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,323   $ 1,530    $ 1,190  $ (3,806)  $ (2,731)      N/A  $ 360,100   $ 1,435    $ 4,702
                             ==============================================================================================
Shares:
     Sold...................      414       157         79       606         99       N/A     27,171       152        388
     Reinvested.............        1         -          -       101         14       N/A        878         -          -
     Redeemed...............      (58)      (53)        (2)     (956)      (295)      N/A     (3,957)      (56)       (76)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....      357       104         77      (249)      (182)      N/A     24,092        96        312
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (36)     $ (9)      $ (3)   $ (545)      $  -      $  -  $ (10,784)    $ (14)     $ (41)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (141)      (47)       (30)   (2,203)      (300)        -    (21,003)      (36)      (119)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (177)    $ (56)     $ (33) $ (2,748)    $ (300)     $  -  $ (31,787)    $ (50)    $ (160)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (3)      $ -        $ -    $ (285)       $ -       N/A   $ (5,174)      $ -       $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (12)       (4)       (1)    (1,232)     (201)       N/A     (7,785)        -         (2)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (15)     $ (4)      $ (1) $ (1,517)    $ (201)      N/A  $ (12,959)      $ -       $ (3)
Distributions...............
                             ==============================================================================================




                                                                                                           Diversified
                                                                                                          International
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,308            $ 5,345
Net realized gain (loss) from investment transactions and foreign currency transactions......            198,824            100,479
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             31,310             58,707
                              Net Increase (Decrease) in Net Assets Resulting from Operations            238,442            164,531

Dividends and Distributions to Shareholders
From net investment income...................................................................             (7,963)            (1,118)
From net realized gain on investments and foreign currency transactions......................            (71,320)           (20,952)
                                                            Total Dividends and Distributions            (79,283)           (22,070)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,284,064            134,390
Redemption fees - Class J....................................................................                  -                  2
                                                      Total increase (decrease) in net assets          1,443,223            276,853

Net Assets
Beginning of period..........................................................................            793,725            516,872
End of period (including undistributed net investment income as set forth below).............        $ 2,236,948          $ 793,725
Undistributed (overdistributed) net investment income (operating loss).......................            $ (660)            $ 4,929




                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature   Class A   Class B    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 21,489   $ 5,531    $ 2,773  $ 65,526    $ 5,667   $ 6,538  $ 42,586    $ 1,747   $ 26,288  $ 12,545
     Issued in acquisitions.        -         -          -    127,394    12,523     4,106         -    1,106,021        -         -
     Reinvested.............    4,571     2,332        400    35,608      4,308         -    19,408      4,687      5,568     1,687
     Redeemed...............   (5,340)   (2,518)      (636)   (37,669)   (8,777)     (535)   (18,916)  (150,908)   (8,479)   (1,461)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 20,720   $ 5,345    $ 2,537  $ 190,859  $ 13,721  $ 10,109  $ 43,078  $ 961,547   $ 23,377  $ 12,771
                             =======================================================================================================
Shares:
     Sold...................    1,535       390        199     4,556        397       287     3,021        126      1,850       870
     Issued in acquisitions.        -         -          -     9,310        915       478         -     81,049          -         -
     Reinvested.............      334       172         29     2,588        315         -     1,424        340        405       121
     Redeemed...............     (382)     (181)       (46)   (2,655)      (615)      (38)   (1,350)   (10,789)      (605)     (103)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,487       381        182    13,799      1,012       727     3,095     70,726      1,650       888
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 27,308  $ 13,228    $ 3,394  $ 48,199    $ 5,977       N/A  $ 77,712    $ 3,190   $ 34,486  $ 15,440
     Reinvested.............      663       362         24    11,911      1,730       N/A     4,435      1,671      1,014        35
     Redeemed...............   (3,020)   (3,002)      (294)   (59,664)  (13,140)      N/A    (26,377)     (270)    (9,778)     (844)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 24,951  $ 10,588    $ 3,124     $ 446   $ (5,433)      N/A  $ 55,770    $ 4,591   $ 25,722  $ 14,631
                             =======================================================================================================
Shares:
     Sold...................    2,071       994        258     3,663        439       N/A     5,922        270      2,571     1,135
     Reinvested.............       56        31          2     1,009        147       N/A       380        141         86         3
     Redeemed...............     (229)     (238)       (22)   (4,629)    (1,010)      N/A    (2,030)       (20)      (738)      (63)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,898       787        238        43       (424)      N/A     4,272        391      1,919     1,075
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (514)   $ (186)     $ (28) $ (3,794)    $ (106)     $  -  $ (1,675)    $ (717)    $ (742)   $ (201)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (4,057)   (2,146)      (372)  (32,495)    (4,233)        -   (17,735)    (3,970)    (4,826)   (1,486)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (4,571) $ (2,332)    $ (400) $ (36,289) $ (4,339)      $ -  $ (19,410) $ (4,687)  $ (5,568) $ (1,687)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (32)      $ -        $ -    $ (680)       $ -       N/A       $ -     $ (282)    $ (120)     $ (4)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (631)     (362)       (24)   (11,441)   (1,745)      N/A    (4,435)    (1,389)      (894)      (31)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (663)   $ (362)     $ (24) $ (12,121) $ (1,745)      N/A  $ (4,435)  $ (1,671)  $ (1,014)    $ (35)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                                   Equity Income Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 35,323           $ 52,352
Net realized gain (loss) from investment transactions and foreign currency transactions......            293,316            203,489
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             47,660            253,893
                              Net Increase (Decrease) in Net Assets Resulting from Operations            376,299            509,734

Dividends and Distributions to Shareholders
From net investment income...................................................................            (28,240)           (55,019)
From net realized gain on investments and foreign currency transactions......................           (203,872)           (82,534)
                                                            Total Dividends and Distributions           (232,112)          (137,553)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            617,057            873,651
                                                      Total increase (decrease) in net assets            761,244          1,245,832

Net Assets
Beginning of period..........................................................................          3,783,377          2,537,545
End of period (including undistributed net investment income as set forth below).............        $ 4,544,621        $ 3,783,377
Undistributed (overdistributed) net investment income (operating loss).......................            $ 9,385            $ 2,302




                              Class A   Class B    Class C  Institutional R1        R2
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold................... $ 265,793  $ 43,857  $ 39,586  $ 259,944       N/A       N/A
     Issued in acquisitions.   109,905    14,395         -          -       N/A       N/A
     Reinvested.............   78,778     14,900    11,660    104,653       N/A       N/A
     Redeemed...............   (179,288  (29,757)   (21,813)  (95,556)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 275,188  $ 43,395  $ 29,433  $ 269,041       N/A       N/A
                             ==============================================================
Shares:
     Sold...................   11,858      1,972     1,799     11,677       N/A       N/A
     Issued in acquisitions.    4,930        651         -          -       N/A       N/A
     Reinvested.............    3,586        684       540      4,760       N/A       N/A
     Redeemed...............   (7,986)    (1,335)     (990)    (4,270)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease).....   12,388      1,972     1,349     12,167       N/A       N/A
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 661,031 $ 112,888  $ 120,126 $ 248,124     $ 768     $ 562
     Reinvested.............   41,851      8,037     4,997     72,514         3         2
     Redeemed...............   (216,648  (48,195)   (24,447)  (106,627)    (771)     (564)
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 486,234  $ 72,730  $ 100,676 $ 214,011       $ -       $ -
                             ==============================================================
Shares:
     Sold...................   31,517      5,425     5,829     12,122        36        26
     Reinvested.............    2,041        397       248      3,536         -         -
     Redeemed...............   (10,285)   (2,316)   (1,176)    (4,986)      (36)      (26)
                             --------------------------------------------------------------
Net Increase (Decrease).....   23,273      3,506     4,901     10,672         -         -
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (11,264)   $ (964)   $ (849) $ (15,163)      N/A       N/A
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (82,357)   (18,130)  (13,895)   (89,490)      N/A       N/A
                             --------------------------------------------------------------
Total Dividends and          $ (93,621)$ (19,094) $ (14,744)$ (104,653)     N/A       N/A
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (19,788) $ (2,272) $ (1,868) $ (31,086)   $  (3)    $  (2)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (29,129)    (7,506)   (4,471)   (41,428)        -         -
                             --------------------------------------------------------------
                             --------------------------------------------------------------
Total Dividends and          $ (48,917) $ (9,778) $ (6,339) $ (72,514)   $  (3)    $  (2)
Distributions...............
                             ==============================================================





                                                                                                            Government
                                                                                                          & High Quality
Amounts in thousands                                                                                        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 7,906           $ 15,630
Net realized gain (loss) from investment transactions and foreign currency transactions......                 77             (3,737)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................                879              4,244
                              Net Increase (Decrease) in Net Assets Resulting from Operations              8,862             16,137

Dividends and Distributions to Shareholders
From net investment income...................................................................             (8,108)           (15,725)
                                                            Total Dividends and Distributions             (8,108)           (15,725)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             (6,397)           (38,556)
Redemption fees - Class A....................................................................                  1                  -
                                                      Total increase (decrease) in net assets             (5,642)           (38,144)

Net Assets
Beginning of period..........................................................................            387,854            425,998
End of period (including undistributed net investment income as set forth below).............          $ 382,212          $ 387,854
Undistributed (overdistributed) net investment income (operating loss).......................                $ 3               $ 50




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 2,190    $ 1,455     $ 144   $ 11,178   $ 1,761     $ 397    $ 6,954       $ -    $ 1,603   $ 1,275
     Reinvested.............      193        186        14      4,112       630         2      2,126         -        317        56
     Redeemed...............   (1,565)      (656)      (58)   (23,186)   (4,027)        -    (10,145)        -       (812)     (541)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 818      $ 985     $ 100   $ (7,896) $ (1,636)    $ 399   $ (1,065)      $ -    $ 1,108     $ 790
                             =======================================================================================================
Shares:
     Sold...................      217        143        14      1,101       174        39        683         -        159       126
     Reinvested.............       19         19         2        405        62         -        209         -         31         6
     Redeemed...............     (155)       (65)       (6)    (2,285)     (397)        -       (997)        -        (80)      (54)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       81         97        10       (779)     (161)       39       (105)        -        110        78
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 5,042    $ 2,725     $ 615   $ 17,413   $ 2,876       N/A   $ 14,803       $ -    $ 4,202     $ 293
     Reinvested.............      289        292        17      8,274     1,260       N/A      3,985         -        509        86
     Redeemed...............   (2,096)    (1,870)     (155)   (58,483)   (13,286)     N/A    (22,285)        -     (2,644)     (418)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,235    $ 1,147     $ 477  $ (32,796) $ (9,150)      N/A   $ (3,497)      $ -    $ 2,067     $ (39)
                             =======================================================================================================
Shares:
     Sold...................      503        272        61      1,724       289       N/A      1,466         -        419        29
     Reinvested.............       29         29         2        823       125       N/A        396         -         51         9
     Redeemed...............     (210)      (187)      (16)    (5,814)   (1,320)      N/A     (2,209)        -       (264)      (42)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      322        114        47     (3,267)     (906)      N/A       (347)        -        206        (4)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (193)    $ (187)    $ (14)  $ (4,548)   $ (660)     $ (2)  $ (2,131)      $ -     $ (317)    $ (56)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (193)    $ (187)    $ (14)  $ (4,548)   $ (660)     $ (2)  $ (2,131)      $ -     $ (317)    $ (56)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (289)    $ (292)    $ (17)  $ (9,209) $ (1,330)      N/A   $ (3,993)      $ -     $ (509)    $ (86)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (289)    $ (292)    $ (17)  $ (9,209) $ (1,330)      N/A   $ (3,993)      $ -     $ (509)    $ (86)
Distributions...............
                             =======================================================================================================






Amounts in thousands                                                                                    High Yield Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 45,918           $ 67,189
Net realized gain (loss) from investment transactions and foreign currency transactions......             13,560             53,968
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             34,043              5,401
                              Net Increase (Decrease) in Net Assets Resulting from Operations             93,521            126,558

Dividends and Distributions to Shareholders
From net investment income...................................................................            (52,306)           (65,500)
From net realized gain on investments and foreign currency transactions......................            (24,846)                 -
                                                            Total Dividends and Distributions            (77,152)           (65,500)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            460,745            280,861
                                                      Total increase (decrease) in net assets            477,114            341,919

Net Assets
Beginning of period..........................................................................          1,153,634            811,715
End of period (including undistributed net investment income as set forth below).............        $ 1,630,748        $ 1,153,634
Undistributed (overdistributed) net investment income (operating loss).......................           $ (2,658)           $ 3,596



                              Class A   Class B    Class C  Institutional R1        R2
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold................... $ 294,094  $ 11,242  $ 52,267  $ 198,528       N/A       N/A
     Reinvested.............   18,485      2,460     2,740     35,456       N/A       N/A
     Redeemed...............   (98,735)   (9,120)   (7,045)   (39,627)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 213,844   $ 4,582  $ 47,962  $ 194,357       N/A       N/A
                             ==============================================================
Shares:
     Sold...................   33,357      1,268     5,903     22,535       N/A       N/A
     Reinvested.............    2,107        279       310      4,033       N/A       N/A
     Redeemed...............   (11,225)   (1,028)     (795)    (4,503)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease).....   24,239        519     5,418     22,065       N/A       N/A
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 363,171  $ 17,909  $ 40,488   $ 13,315      $ 92       $ 1
     Reinvested.............    8,797      2,166     1,568     42,589         1         -
     Redeemed...............   (75,533)  (15,628)   (7,057)   (110,924)     (93)       (1)
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 296,435   $ 4,447  $ 34,999  $ (55,020)      $ -       $ -
                             ==============================================================
Shares:
     Sold...................   42,425      2,083     4,695      1,574        11         -
     Reinvested.............    1,024       (252)      182      4,992         -         -
     Redeemed...............   (8,860)    (1,828)     (823)   (13,114)      (11)        -
                             --------------------------------------------------------------
Net Increase (Decrease).....   34,589        507     4,054      6,548         -         -
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (20,261) $ (2,958) $ (3,526) $ (25,561)      N/A       N/A
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (9,395)    (1,761)   (1,805)   (11,885)      N/A       N/A
                             --------------------------------------------------------------
Total Dividends and          $ (29,656) $ (4,719) $ (5,331) $ (37,446)      N/A       N/A
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (14,924) $ (4,812) $ (3,174) $ (42,589)   $  (1)      $  -
                             --------------------------------------------------------------
Total Dividends and          $ (14,924) $ (4,812) $ (3,174) $ (42,589)   $  (1)      $  -
Distributions...............
                             ==============================================================





Amounts in thousands                                                                                       Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 32,238           $ 67,585
Net realized gain (loss) from investment transactions and foreign currency transactions......               (225)             3,765
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              5,330              2,865
                              Net Increase (Decrease) in Net Assets Resulting from Operations             37,343             74,215

Dividends and Distributions to Shareholders
From net investment income...................................................................            (34,525)           (69,370)
                                                            Total Dividends and Distributions            (34,525)           (69,370)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             (1,146)            21,970
                                                      Total increase (decrease) in net assets              1,672             26,815

Net Assets
Beginning of period..........................................................................          1,217,079          1,190,264
End of period (including undistributed net investment income as set forth below).............        $ 1,218,751        $ 1,217,079
Undistributed (overdistributed) net investment income (operating loss).......................              $ (57)           $ 2,371




                              Class A   Class B    Class C  Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 20,357    $ 3,432   $ 1,889   $ 40,133
     Reinvested.............    2,369      1,307       166     25,774
     Redeemed...............   (23,119)  (13,503)   (1,515)   (58,436)
                             ------------------------------------------
Net Increase (Decrease).....   $ (393)  $ (8,764)    $ 540    $ 7,471
                             ==========================================
Shares:
     Sold...................    2,234        376       207      4,426
     Reinvested.............      260        143        18      2,824
     Redeemed...............   (2,541)    (1,479)     (166)    (6,407)
                             ------------------------------------------
Net Increase (Decrease).....      (47)      (960)       59        843
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 34,612    $ 6,778   $ 3,978   $ 74,110
     Reinvested.............    5,013      3,224       356     55,740
     Redeemed...............   (44,154)  (38,644)   (4,732)   (74,311)
                             ------------------------------------------
Net Increase (Decrease)..... $ (4,529) $ (28,642)   $ (398)  $ 55,539
                             ==========================================
Shares:
     Sold...................    3,843        751       440      8,142
     Reinvested.............      556        356        39      6,171
     Redeemed...............   (4,909)    (4,279)     (523)    (8,268)
                             ------------------------------------------
Net Increase (Decrease).....     (510)    (3,172)      (44)     6,045
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (3,888)  $ (2,241)   $ (246) $ (28,150)
                             ------------------------------------------
Total Dividends and          $ (3,888)  $ (2,241)   $ (246) $ (28,150)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (7,888)  $ (5,238)   $ (501) $ (55,743)
                             ------------------------------------------
Total Dividends and          $ (7,888)  $ (5,238)   $ (501) $ (55,743)
Distributions...............
                             ==========================================





                                                                                                            Inflation
Amounts in thousands                                                                                     Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,036            $ 4,916
Net realized gain (loss) from investment transactions and foreign currency transactions......             (1,274)            (1,531)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,847               (591)
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,609              2,794

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,629)            (4,857)
From net realized gain on investments and foreign currency transactions......................                  -                (47)
                                                            Total Dividends and Distributions             (5,629)            (4,904)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            299,267             48,007
                                                      Total increase (decrease) in net assets            299,247             45,897

Net Assets
Beginning of period..........................................................................            122,307             76,410
End of period (including undistributed net investment income as set forth below).............          $ 421,554          $ 122,307
Undistributed (overdistributed) net investment income (operating loss).......................             $ (130)              $ 21




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 576      $ 124      $ 50    $ 2,003      $ 74   $ 1,427  $ 302,060     $ 317       $ 21
     Reinvested.............       19         10         1         82         1       112      5,391         4          4
     Redeemed...............     (171)       (36)        -     (1,347)        -      (960)   (10,124)     (198)      (173)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 424       $ 98      $ 51      $ 738      $ 75     $ 579  $ 297,327     $ 123     $ (148)
                             ==============================================================================================
Shares:
     Sold...................       60         13         6        207         8       148     31,600        34          2
     Reinvested.............        2          1         -          9         -        12        565         -          -
     Redeemed...............      (18)        (4)        -       (140)        -      (101)    (1,066)      (21)       (18)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       44         10         6         76         8        59     31,099        13        (16)
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 934      $ 733      $ 94    $ 3,195       N/A   $ 3,683   $ 42,245      $ 76      $ 395
     Reinvested.............       23         16         1        141       N/A       250      4,437         4         19
     Redeemed...............     (186)      (200)      (64)      (944)      N/A    (1,917)    (4,806)      (32)       (91)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 771      $ 549      $ 31    $ 2,392       N/A   $ 2,016   $ 41,876      $ 48      $ 323
                             ==============================================================================================
Shares:
     Sold...................       96         75        10        329       N/A       382      4,394         8         41
     Reinvested.............        2          2         -         15       N/A        26        464         -          2
     Redeemed...............      (19)       (21)       (7)       (98)      N/A      (200)      (501)       (3)       (10)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       79         56         3        246       N/A       208      4,357         5         33
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (19)     $ (10)     $ (1)     $ (87)     $ (1)   $ (112)  $ (5,391)     $ (4)      $ (4)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (19)     $ (10)     $ (1)     $ (87)     $ (1)   $ (112)  $ (5,391)     $ (4)      $ (4)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (23)     $ (17)     $ (1)    $ (149)      N/A    $ (250)  $ (4,394)     $ (4)     $ (19)
     From net realized gain
     on investments and
     foreign currency
     transactions...........        -          -         -         (1)      N/A        (2)       (44)        -          -
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (23)     $ (17)     $ (1)    $ (150)      N/A    $ (252)  $ (4,438)     $ (4)     $ (19)
Distributions...............
                             ==============================================================================================





                                                                                                          International
                                                                                                             Emerging
Amounts in thousands                                                                                       Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,308            $ 1,347
Net realized gain (loss) from investment transactions and foreign currency transactions......             45,806             27,358
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             65,245             34,335
                              Net Increase (Decrease) in Net Assets Resulting from Operations            113,359             63,040

Dividends and Distributions to Shareholders
From net investment income...................................................................             (2,308)              (233)
From net realized gain on investments and foreign currency transactions......................            (27,638)           (15,240)
                                                            Total Dividends and Distributions            (29,946)           (15,473)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            482,365            138,667
Redemption fees - Class J....................................................................                  2                  3
                                                      Total increase (decrease) in net assets            565,780            186,237

Net Assets
Beginning of period..........................................................................            332,684            146,447
End of period (including undistributed net investment income as set forth below).............          $ 898,464          $ 332,684
Undistributed (overdistributed) net investment income (operating loss).......................              $ 508            $ 1,201



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 6,788    $ 3,595   $ 1,163   $ 24,650   $ 3,208   $ 2,168   $ 36,113  $ 407,954   $ 9,653   $ 4,183
     Reinvested.............      512        361       125      6,261     1,042         -     10,960     9,286      1,073       238
     Redeemed...............   (2,300)      (331)     (521)   (13,263)   (2,295)       (9)   (19,753)   (5,872)    (2,313)     (311)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,000    $ 3,625     $ 767   $ 17,648   $ 1,955   $ 2,159   $ 27,320  $ 411,368   $ 8,413   $ 4,110
                             =======================================================================================================
Shares:
     Sold...................      264        141        45        937       122        81      1,420    15,818        365       159
     Reinvested.............       20         15         5        249        42         -        449       368         43         9
     Redeemed...............      (92)       (13)      (20)      (515)      (89)        -       (786)     (224)       (92)      (12)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      192        143        30        671        75        81      1,083    15,962        316       156
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 4,671    $ 3,451   $ 1,860   $ 35,113   $ 4,805       N/A   $ 70,233  $ 63,398    $ 8,398   $ 2,568
     Reinvested.............      202         68        13      4,654       957       N/A      7,510       200        555        22
     Redeemed...............   (1,766)    (1,361)     (463)   (26,064)   (3,399)      N/A    (28,669)   (2,766)    (3,843)   (1,680)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,107    $ 2,158   $ 1,410   $ 13,703   $ 2,363       N/A   $ 49,074  $ 60,832    $ 5,110     $ 910
                             =======================================================================================================
Shares:
     Sold...................      207        150        80      1,554       211       N/A      3,188     2,686        366       111
     Reinvested.............       10          3         1        236        49       N/A        391        10         28         1
     Redeemed...............      (85)       (66)      (18)    (1,231)     (153)      N/A     (1,317)     (124)      (177)      (79)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      132         87        63        559       107       N/A      2,262     2,572        217        33
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (33)     $ (12)     $ (2)    $ (300)     $  -      $  -     $ (442) $ (1,387)    $ (111)    $ (21)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (479)      (349)     (123)    (6,036)   (1,054)        -    (10,519)   (7,899)      (962)     (217)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (512)    $ (361)   $ (125)  $ (6,336) $ (1,054)     $  -  $ (10,961) $ (9,286)  $ (1,073)   $ (238)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (7)      $ (1)     $  -     $ (123)     $  -       N/A      $ (43)    $ (21)     $ (36)     $ (2)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (243)      (114)      (15)    (5,615)     (967)      N/A     (7,470)     (179)      (568)      (69)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (250)    $ (115)    $ (15)  $ (5,738)   $ (967)      N/A   $ (7,513)   $ (200)    $ (604)    $ (71)
Distributions...............
                             =======================================================================================================




                                                                                                             LargeCap
Amounts in thousands                                                                                       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,694            $ 2,507
Net realized gain (loss) from investment transactions and foreign currency transactions......            183,523             33,010
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            (68,167)            38,701
                              Net Increase (Decrease) in Net Assets Resulting from Operations            121,050             74,218

Dividends and Distributions to Shareholders
From net investment income...................................................................             (4,154)              (383)
From net realized gain on investments and foreign currency transactions......................            (12,172)                 -
                                                            Total Dividends and Distributions            (16,326)              (383)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          2,613,080            254,418
                                                      Total increase (decrease) in net assets          2,717,804            328,253

Net Assets
Beginning of period..........................................................................            952,466            624,213
End of period (including undistributed net investment income as set forth below).............        $ 3,670,270          $ 952,466
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,813            $ 2,273




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 8,364    $ 3,171   $ 2,145   $ 25,734   $ 2,051     $ 633    $ 3,250  $ 162,677  $ 31,761   $ 5,506
     Issued in acquisitions.        -          -         -    140,361    77,359     2,933          -    2,248,006       -         -
     Reinvested.............      486        234        85      3,862       361         -        462     8,892        835       259
     Redeemed...............   (2,886)    (2,114)   (1,087)   (33,286)   (16,362)    (247)    (3,067)   (49,369)   (6,346)   (1,583)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,964    $ 1,291   $ 1,143  $ 136,671  $ 63,409   $ 3,319      $ 645  $ 2,370,206$ 26,250   $ 4,182
                             =======================================================================================================
Shares:
     Sold...................    1,007        400       274      3,196       259        79        424    20,086      3,889       675
     Issued in acquisitions.        -          -         -     17,249     9,627       360          -    275,929         -         -
     Reinvested.............       59         30        11        484        46         -         61     1,113        103        32
     Redeemed...............     (349)      (268)     (137)    (4,150)   (2,049)      (31)      (400)   (6,167)      (784)     (191)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      717        162       148     16,779     7,883       408         85    290,961     3,208       516
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 32,438   $ 15,805   $ 5,737   $ 29,094   $ 3,189       N/A   $ 17,071  $ 185,547  $ 50,023  $ 12,391
     Reinvested.............        -          -         -          -         -       N/A          -       383          -         -
     Redeemed...............   (6,468)    (1,866)     (903)   (44,980)   (12,619)     N/A     (5,841)   (13,753)   (8,650)   (2,180)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 25,970   $ 13,939   $ 4,834  $ (15,886) $ (9,430)      N/A   $ 11,230  $ 172,177  $ 41,373  $ 10,211
                             =======================================================================================================
Shares:
     Sold...................    4,178      2,125       767      3,889       427       N/A      2,383    24,810      6,613     1,608
     Reinvested.............        -          -         -          -         -       N/A          -        52          -         -
     Redeemed...............     (833)      (253)     (121)    (6,023)   (1,700)      N/A       (814)   (1,836)    (1,143)     (283)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    3,345      1,872       646     (2,134)   (1,273)      N/A      1,569    23,026      5,470     1,325
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (35)      $  -      $  -     $ (352)     $  -      $  -       $  -  $ (3,498)    $ (218)    $ (51)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (451)      (234)      (85)    (3,571)     (365)        -       (462)   (6,179)      (617)     (208)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (486)    $ (234)    $ (85)  $ (3,923)   $ (365)     $  -     $ (462) $ (9,677)    $ (835)   $ (259)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -       $  -      $  -       $  -      $  -       N/A       $  -    $ (383)      $  -      $  -
                             -------------------------------------------------------------------------------------------------------
Total Dividends and               $ -        $ -       $ -        $ -       $ -       N/A        $ -    $ (383)       $ -       $ -
Distributions...............
                             =======================================================================================================





                                                                                                             LargeCap
                                                                                                          S&P 500 Index
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 6,990           $ 10,664
Net realized gain (loss) from investment transactions and foreign currency transactions......              6,213              3,020
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             66,426            106,667
                              Net Increase (Decrease) in Net Assets Resulting from Operations             79,629            120,351

Dividends and Distributions to Shareholders
From net investment income...................................................................            (11,410)            (7,664)
From net realized gain on investments and foreign currency transactions......................             (3,300)            (3,073)
                                                            Total Dividends and Distributions            (14,710)           (10,737)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             66,627            105,879
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            131,546            215,494

Net Assets
Beginning of period..........................................................................            941,651            726,157
End of period (including undistributed net investment income as set forth below).............        $ 1,073,197          $ 941,651
Undistributed (overdistributed) net investment income (operating loss).......................            $ 4,231            $ 8,651




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 22,875    $ 5,998   $ 1,135    $ 7,692   $ 1,252  $ 30,597   $ 41,999  $ 46,811   $ 19,559
     Reinvested.............    2,021        935        84      1,193         -     5,200        675     3,881        700
     Redeemed...............   (12,928)   (6,412)     (427)    (7,915)       (1)   (28,995)   (7,440)   (56,666)   (5,196)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 11,968      $ 521     $ 792      $ 970   $ 1,251   $ 6,802   $ 35,234  $ (5,974)  $ 15,063
                             ==============================================================================================
Shares:
     Sold...................    2,254        599       113        761       123     3,051      4,133     4,574      1,926
     Reinvested.............      201         93         8        119         -       523         67       383         70
     Redeemed...............   (1,279)      (627)      (42)      (779)        -    (2,893)      (728)   (5,574)      (508)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,176         65        79        101       123       681      3,472      (617)     1,488
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 48,407   $ 16,086   $ 6,098   $ 10,869       N/A  $ 65,788   $ 25,777  $ 59,177   $ 29,119
     Reinvested.............    1,487        739        51      1,092       N/A     4,125        122     2,756        345
     Redeemed...............   (39,304)  (14,882)     (976)   (15,830)      N/A    (52,906)   (2,471)   (29,905)   (9,885)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10,590    $ 1,943   $ 5,173   $ (3,869)      N/A  $ 17,007   $ 23,428  $ 32,028   $ 19,579
                             ==============================================================================================
Shares:
     Sold...................    5,295      1,756       672      1,186       N/A     7,256      2,808     6,386      3,169
     Reinvested.............      167         83         6        123       N/A       467         14       307         39
     Redeemed...............   (4,301)    (1,641)     (107)    (1,729)      N/A    (5,826)      (266)   (3,242)    (1,064)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,161        198       571       (420)      N/A     1,897      2,556     3,451      2,144
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,572)    $ (686)    $ (60)    $ (934)     $  -  $ (3,897)    $ (565) $ (3,138)    $ (558)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (449)      (249)      (25)      (273)        -    (1,307)      (112)     (743)      (142)
                             ----------------------------------------------------------------------------------------------
Total Dividends and          $ (2,021)    $ (935)    $ (85)  $ (1,207)     $  -  $ (5,204)    $ (677) $ (3,881)    $ (700)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,065)    $ (491)    $ (32)    $ (805)      N/A  $ (2,812)    $ (101) $ (2,102)    $ (257)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (422)      (249)      (19)      (304)      N/A    (1,316)       (21)     (655)       (88)
                             ----------------------------------------------------------------------------------------------
Total Dividends and          $ (1,487)    $ (740)    $ (51)  $ (1,109)      N/A  $ (4,128)    $ (122) $ (2,757)    $ (345)
Distributions...............
                             ==============================================================================================




                                                                                                             LargeCap
Amounts in thousands                                                                                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 6,435           $ 10,377
Net realized gain (loss) from investment transactions and foreign currency transactions......             28,403             33,765
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             29,571             69,697
                              Net Increase (Decrease) in Net Assets Resulting from Operations             64,409            113,839

Dividends and Distributions to Shareholders
From net investment income...................................................................            (11,030)            (5,682)
From net realized gain on investments and foreign currency transactions......................            (34,028)           (13,832)
                                                            Total Dividends and Distributions            (45,058)           (19,514)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             44,676            105,237
                                                      Total increase (decrease) in net assets             64,027            199,562

Net Assets
Beginning of period..........................................................................            742,874            543,312
End of period (including undistributed net investment income as set forth below).............          $ 806,901          $ 742,874
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,684            $ 8,279




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 988      $ 413     $ 150   $ 13,267   $ 1,387     $ 352    $ 9,641  $ 23,220    $ 4,020     $ 855
     Reinvested.............      172        289        41     16,973     1,097         -      2,937    22,204        699        76
     Redeemed...............     (460)    (1,299)     (123)   (24,086)   (4,139)        -     (5,282)   (17,427)     (901)     (388)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 700     $ (597)     $ 68    $ 6,154  $ (1,655)    $ 352    $ 7,296  $ 27,997    $ 3,818     $ 543
                             =======================================================================================================
Shares:
     Sold...................       75         32        13      1,018       107        27        749     1,781        307        67
     Reinvested.............       14         23         3      1,324        86         -        232     1,730         54         6
     Redeemed...............      (35)      (102)      (10)    (1,854)     (317)        -       (411)   (1,358)       (69)      (31)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       54        (47)        6        488      (124)       27        570     2,153        292        42
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,355    $ 1,095     $ 558   $ 19,701   $ 2,482       N/A   $ 21,687  $ 109,061   $ 3,689     $ 737
     Reinvested.............       24        125         9      8,884       735       N/A        899     8,363        212        24
     Redeemed...............     (406)      (890)     (158)   (55,667)   (7,935)      N/A     (6,095)   (2,522)    (1,362)     (368)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,973      $ 330     $ 409  $ (27,082) $ (4,718)      N/A   $ 16,491  $ 114,902   $ 2,539     $ 393
                             =======================================================================================================
Shares:
     Sold...................      198         91        46      1,632       203       N/A      1,808     9,095        304        60
     Reinvested.............        2         11         1        770        64       N/A         79       725         18         2
     Redeemed...............      (34)       (75)      (13)    (4,664)     (661)      N/A       (509)     (211)      (113)      (30)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      166         27        34     (2,262)     (394)      N/A      1,378     9,609        209        32
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (35)     $ (52)     $ (6)  $ (3,891)    $ (48)     $  -     $ (529) $ (6,275)    $ (176)    $ (18)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (137)      (237)      (35)   (13,531)   (1,056)        -     (2,408)  (16,042)      (523)      (59)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (172)    $ (289)    $ (41) $ (17,422) $ (1,104)     $  -   $ (2,937) $ (22,317)   $ (699)    $ (77)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (7)     $ (22)     $ (1)  $ (2,395)   $ (119)      N/A     $ (145) $ (2,923)     $ (63)     $ (7)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (17)      (103)       (8)    (6,721)     (621)      N/A       (754)   (5,441)      (149)      (18)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and             $ (24)    $ (125)     $ (9)  $ (9,116)   $ (740)      N/A     $ (899) $ (8,364)    $ (212)    $ (25)
Distributions...............
                             =======================================================================================================





                                                                                                              MidCap
Amounts in thousands                                                                                        Blend Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ (10)           $ 1,476
Net realized gain (loss) from investment transactions and foreign currency transactions......             37,354             77,418
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             63,349             21,555
                              Net Increase (Decrease) in Net Assets Resulting from Operations            100,693            100,449

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,198)            (1,096)
From net realized gain on investments and foreign currency transactions......................            (77,285)           (38,199)
                                                            Total Dividends and Distributions            (78,483)           (39,295)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             67,271              8,368
                                                      Total increase (decrease) in net assets             89,481             69,522

Net Assets
Beginning of period..........................................................................            810,220            740,698
End of period (including undistributed net investment income as set forth below).............          $ 899,701          $ 810,220
Undistributed (overdistributed) net investment income (operating loss).......................              $ (10)           $ 1,200




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 3,288      $ 367     $ 334   $ 26,875   $ 3,333   $ 1,365   $ 25,201       $ -    $ 5,254   $ 1,169
     Reinvested.............      578        252        61     52,029     6,323         -     15,552         -      2,174       500
     Redeemed...............   (2,023)      (496)      (78)   (50,529)   (9,323)       (1)   (12,449)        -     (2,046)     (439)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,843      $ 123     $ 317   $ 28,375     $ 333   $ 1,364   $ 28,304       $ -    $ 5,382   $ 1,230
                             =======================================================================================================
Shares:
     Sold...................      231         26        22      1,844       230        93      1,768         -        361        79
     Reinvested.............       41         18         4      3,693       450         -      1,129         -        154        35
     Redeemed...............     (141)       (35)       (5)    (3,470)     (639)        -       (872)        -       (141)      (29)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      131          9        21      2,067        41        93      2,025         -        374        85
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 3,466      $ 734     $ 220   $ 45,035   $ 6,424       N/A   $ 43,912       $ -    $ 5,825   $ 3,320
     Reinvested.............      190        172        14     27,072     3,645       N/A      6,267         -      1,329       156
     Redeemed...............     (925)    (1,697)      (76)   (82,638)   (19,029)     N/A    (20,910)        -    (12,658)   (1,480)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,731     $ (791)    $ 158  $ (10,531) $ (8,960)      N/A   $ 29,269       $ -   $ (5,504)  $ 1,996
                             =======================================================================================================
Shares:
     Sold...................      248         52        15      3,221       455       N/A      3,192         -        411       231
     Reinvested.............       14         13         1      1,985       268       N/A        469         -         97        11
     Redeemed...............      (66)      (122)       (5)    (5,899)   (1,366)      N/A     (1,519)        -       (900)     (101)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      196        (57)       11       (693)     (643)      N/A      2,142         -       (392)      141
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -   $ (1,117)     $  -      $  -       $  -       $ -      $ (71)    $ (10)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (578)      (252)      (61)   (51,836)   (6,401)        -    (15,563)      (1)     (2,103)     (490)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (578)    $ (252)    $ (61) $ (52,953) $ (6,401)     $  -  $ (15,563)     $ (1)  $ (2,174)   $ (500)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -       $  -      $  -   $ (1,018)     $  -       N/A       $  -       $ -      $ (73)     $ (5)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (190)      (172)      (15)    (26,453)   (3,692)      N/A    (6,270)        (1)    (1,255)     (151)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (190)    $ (172)    $ (15) $ (27,471) $ (3,692)      N/A   $ (6,270)     $ (1)  $ (1,328)   $ (156)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                                    MidCap Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,861            $ 6,720
Net realized gain (loss) from investment transactions and foreign currency transactions......             75,180             44,968
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             27,618             92,668
                              Net Increase (Decrease) in Net Assets Resulting from Operations            108,659            144,356

Dividends and Distributions to Shareholders
From net investment income...................................................................             (6,899)           (13,439)
From net realized gain on investments and foreign currency transactions......................            (44,854)           (56,362)
                                                            Total Dividends and Distributions            (51,753)           (69,801)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (104,989)            16,565
                                                      Total increase (decrease) in net assets            (48,083)            91,120

Net Assets
Beginning of period..........................................................................            979,519            888,399
End of period (including undistributed net investment income as set forth below).............          $ 931,436          $ 979,519
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,701            $ 4,739




                              Class A   Class B    Class C  Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 46,671    $ 3,336   $ 3,391    $ 1,184
     Reinvested.............   10,661      1,294       316     38,516
     Redeemed...............   (16,735)   (3,043)     (815)   (189,765)
                             ------------------------------------------
Net Increase (Decrease)..... $ 40,597    $ 1,587   $ 2,892  $ (150,065)
                             ==========================================
Shares:
     Sold...................    2,177        165       168         54
     Reinvested.............      509         66        16      1,814
     Redeemed...............     (782)      (151)      (40)    (8,880)
                             ------------------------------------------
Net Increase (Decrease).....    1,904         80       144     (7,012)
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 126,679   $ 7,702   $ 4,427    $ 5,163
     Reinvested.............    7,091      1,620       315     60,050
     Redeemed...............   (24,699)   (5,082)   (1,538)   (165,163)
                             ------------------------------------------
Net Increase (Decrease)..... $ 109,071   $ 4,240   $ 3,204  $ (99,950)
                             ==========================================
Shares:
     Sold...................    6,356        414       239        256
     Reinvested.............      376         91        18      3,143
     Redeemed...............   (1,259)      (274)      (82)    (8,467)
                             ------------------------------------------
Net Increase (Decrease).....    5,473        231       175     (5,068)
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,237)      $ (2)      $ -   $ (5,660)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (10,079)    (1,505)    (414)    (32,856)
                             ------------------------------------------
Total Dividends and          $ (11,316) $ (1,507)   $ (414) $ (38,516)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,417)    $ (150)    $ (52) $ (11,820)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (6,174)    (1,651)     (307)   (48,230)
                             ------------------------------------------
Total Dividends and          $ (7,591)  $ (1,801)   $ (359) $ (60,050)
Distributions...............
                             ==========================================





                                                                                                              Money
Amounts in thousands                                                                                       Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 38,111           $ 27,165
                              Net Increase (Decrease) in Net Assets Resulting from Operations             38,111             27,165

Dividends and Distributions to Shareholders
From net investment income...................................................................            (38,111)           (27,165)
                                                            Total Dividends and Distributions            (38,111)           (27,165)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,594,021              1,083
                                                      Total increase (decrease) in net assets          1,594,021              1,083

Net Assets
Beginning of period..........................................................................            693,081            691,998
End of period (including undistributed net investment income as set forth below).............        $ 2,287,102          $ 693,081
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 70,726   $ 42,273  $ 18,736  $ 839,503   $ 5,916   $ 4,493   $ 51,711  $ 277,244 $ 118,869  $ 33,438
     Issued in acquisitions.        -          -         -    1,098,364  33,680     6,724          -    185,502         -         -
     Reinvested.............      404        319        68     27,826       311        65      3,385     3,184      1,269       187
     Redeemed...............   (64,129)  (37,345)   (18,804)  (664,209)  (10,058)  (5,191)   (46,700)   (269,618  (79,188)  (34,934)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,001    $ 5,247       $ -  $ 1,301,484$ 29,849   $ 6,091    $ 8,396  $ 196,312  $ 40,950  $ (1,309)
                             =======================================================================================================
Shares:
     Sold...................   70,726     42,273    18,736    839,503     5,916     4,493     51,711    277,244   118,869    33,438
     Issued in acquisitions.        -          -         -    1,098,364  33,680     6,724          -    185,502         -         -
     Reinvested.............      404        319        68     27,826       311        65      3,385     3,184      1,269       187
     Redeemed...............   (64,129)  (37,345)   (18,804)  (664,209)  (10,058)  (5,191)   (46,700)   (269,618  (79,188)  (34,934)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    7,001      5,247         -    1,301,484  29,849     6,091      8,396    196,312    40,950    (1,309)
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 94,484   $ 71,184  $ 30,943  $ 682,760   $ 2,687       N/A   $ 76,310  $ 26,437   $ 76,761  $ 45,999
     Reinvested.............      517        462        69     16,458        80       N/A      5,450     1,141      1,414       139
     Redeemed...............   (88,387)  (71,309)   (38,061)  (612,111)  (2,890)      N/A    (67,734)   (141,767  (66,934)  (43,019)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,614      $ 337  $ (7,049)  $ 87,107    $ (123)      N/A   $ 14,026  $ (114,189)$ 11,241   $ 3,119
                             =======================================================================================================
Shares:
     Sold...................   94,484     71,184    30,943    682,760     2,687       N/A     76,310    26,437     76,761    45,999
     Reinvested.............      517        462        69     16,458        80       N/A      5,450     1,141      1,414       139
     Redeemed...............   (88,387)  (71,309)   (38,061)  (612,111)  (2,890)      N/A    (67,734)   (141,767  (66,934)  (43,019)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    6,614        337    (7,049)    87,107      (123)      N/A     14,026    (114,189)  11,241     3,119
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (404)    $ (319)    $ (68) $ (28,123)   $ (397)    $ (71)  $ (3,443) $ (3,829)  $ (1,270)   $ (187)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (404)    $ (319)    $ (68) $ (28,123)   $ (397)    $ (71)  $ (3,443) $ (3,829)  $ (1,270)   $ (187)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (518)    $ (462)    $ (69) $ (16,647)    $ (83)      N/A   $ (5,527) $ (2,297)  $ (1,423)   $ (139)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (518)    $ (462)    $ (69) $ (16,647)    $ (83)      N/A   $ (5,527) $ (2,297)  $ (1,423)   $ (139)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                                 Mortgage Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 40,331           $ 80,913
Net realized gain (loss) from investment transactions and foreign currency transactions......               (643)            (2,472)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              4,188              9,031
                              Net Increase (Decrease) in Net Assets Resulting from Operations             43,876             87,472

Dividends and Distributions to Shareholders
From net investment income...................................................................            (41,146)           (86,165)
                                                            Total Dividends and Distributions            (41,146)           (86,165)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (34,360)          (180,296)
                                                      Total increase (decrease) in net assets            (31,630)          (178,989)

Net Assets
Beginning of period..........................................................................          1,713,165          1,892,154
End of period (including undistributed net investment income as set forth below).............        $ 1,681,535        $ 1,713,165
Undistributed (overdistributed) net investment income (operating loss).......................           $ (1,086)             $ 483




                              Class A   Class B    Class C  Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 5,798    $ 1,146     $ 642   $ 26,627
     Reinvested.............    1,498      1,119       105     34,133
     Redeemed...............   (11,077)  (15,503)     (861)   (77,987)
                             ------------------------------------------
Net Increase (Decrease)..... $ (3,781) $ (13,238)   $ (114) $ (17,227)
                             ==========================================
Shares:
     Sold...................      549        108        61      2,529
     Reinvested.............      142        106        10      3,232
     Redeemed...............   (1,049)    (1,469)      (82)    (7,388)
                             ------------------------------------------
Net Increase (Decrease).....     (358)    (1,255)      (11)    (1,627)
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 7,339    $ 1,234   $ 2,865   $ 16,533
     Reinvested.............    3,671      3,110       222     77,077
     Redeemed...............   (33,458)  (40,567)   (1,911)   (216,411)
                             ------------------------------------------
Net Increase (Decrease)..... $ (22,448)$ (36,223)  $ 1,176  $ (122,801)
                             ==========================================
Shares:
     Sold...................      702        118       273      1,584
     Reinvested.............      351        297        21      7,366
     Redeemed...............   (3,202)    (3,882)     (182)   (20,647)
                             ------------------------------------------
Net Increase (Decrease).....   (2,149)    (3,467)      112    (11,697)
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (2,169)  $ (1,496)   $ (155) $ (37,326)
                             ------------------------------------------
Total Dividends and          $ (2,169)  $ (1,496)   $ (155) $ (37,326)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (4,914)  $ (3,886)   $ (288) $ (77,077)
                             ------------------------------------------
Total Dividends and          $ (4,914)  $ (3,886)   $ (288) $ (77,077)
Distributions...............
                             ==========================================





Amounts in thousands                                                                              Partners  LargeCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 4,076            $ 7,824
Net realized gain (loss) from investment transactions and foreign currency transactions......             44,402             46,847
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             34,942             72,208
                              Net Increase (Decrease) in Net Assets Resulting from Operations             83,420            126,879

Dividends and Distributions to Shareholders
From net investment income...................................................................             (8,232)            (5,839)
From net realized gain on investments and foreign currency transactions......................            (47,079)           (34,388)
                                                            Total Dividends and Distributions            (55,311)           (40,227)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             64,708             52,027
                                                      Total increase (decrease) in net assets             92,818            138,677

Net Assets
Beginning of period..........................................................................            946,391            807,714
End of period (including undistributed net investment income as set forth below).............        $ 1,039,208          $ 946,391
Undistributed (overdistributed) net investment income (operating loss).......................            $ 1,860            $ 6,017





                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 3,526    $ 2,165     $ 232    $ 8,365   $ 1,182     $ 516   $ 27,533  $ 43,177    $ 6,697   $ 6,244
     Reinvested.............    1,860      1,646       121      3,157     1,275         -      6,254    37,814      2,489       634
     Redeemed...............   (8,026)    (4,793)     (114)    (6,448)   (1,783)        -     (9,173)   (52,638)   (6,355)     (849)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (2,640)    $ (982)    $ 239    $ 5,074     $ 674     $ 516   $ 24,614  $ 28,353    $ 2,831   $ 6,029
                             =======================================================================================================
Shares:
     Sold...................      309        194        20        738       105        45      2,483     3,807        588       554
     Reinvested.............      167        149        11        281       115         -        573     3,366        223        57
     Redeemed...............     (717)      (425)      (10)      (566)     (158)        -       (829)   (4,646)      (557)      (75)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (241)       (82)       21        453        62        45      2,227     2,527        254       536
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 9,438    $ 7,317   $ 2,361   $ 12,622   $ 2,597       N/A   $ 39,186  $ 77,429    $ 5,057   $ 2,800
     Reinvested.............    1,185      1,285        11      2,267       963       N/A      3,218    28,746      2,060       438
     Redeemed...............   (4,353)    (9,550)     (469)   (13,266)   (3,214)      N/A    (12,051)   (94,126)   (7,754)   (2,170)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,270     $ (948)  $ 1,903    $ 1,623     $ 346       N/A   $ 30,353  $ 12,049     $ (637)  $ 1,068
                             =======================================================================================================
Shares:
     Sold...................      905        699       225      1,192       246       N/A      3,777     7,267        481       267
     Reinvested.............      115        125         1        218        93       N/A        318     2,764        199        42
     Redeemed...............     (413)      (907)      (44)    (1,249)     (304)      N/A     (1,161)   (8,902)      (734)     (205)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      607        (83)      182        161        35       N/A      2,934     1,129        (54)      104
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (165)     $ (92)     $ (4)    $ (233)     $  -      $  -     $ (466) $ (6,841)    $ (353)    $ (78)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,695)    (1,554)     (118)    (2,971)   (1,284)        -     (5,791)  (30,974)    (2,136)     (556)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,860)  $ (1,646)   $ (122)  $ (3,204) $ (1,284)     $  -   $ (6,257) $ (37,815) $ (2,489)   $ (634)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (87)     $ (43)      $ -     $ (104)     $  -       N/A     $ (131) $ (5,157)    $ (269)    $ (48)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,098)    (1,242)      (11)    (2,211)    (969)       N/A     (3,087)   (23,589)   (1,791)     (390)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,185)  $ (1,285)    $ (11)  $ (2,315)   $ (969)      N/A   $ (3,218) $ (28,746) $ (2,060)   $ (438)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                             Partners  LargeCap Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,741            $ 1,276
Net realized gain (loss) from investment transactions and foreign currency transactions......             16,740             10,862
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             25,973             16,700
                              Net Increase (Decrease) in Net Assets Resulting from Operations             45,454             28,838

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,893)              (608)
From net realized gain on investments and foreign currency transactions......................                  -               (737)
                                                            Total Dividends and Distributions             (1,893)            (1,345)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            391,660             95,705
                                                      Total increase (decrease) in net assets            435,221            123,198

Net Assets
Beginning of period..........................................................................            315,472            192,274
End of period (including undistributed net investment income as set forth below).............          $ 750,693          $ 315,472
Undistributed (overdistributed) net investment income (operating loss).......................            $ 1,855            $ 1,007




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 1,045      $ 959      $ 96    $ 7,949     $ 769     $ 366    $ 5,701  $ 395,367   $ 1,847   $ 1,818
     Reinvested.............        6          -         -         99         -         -         21     1,736         23         8
     Redeemed...............     (892)    (1,203)      (83)   (12,160)   (3,864)        -     (3,533)   (3,612)      (386)     (417)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 159     $ (244)     $ 13   $ (4,112) $ (3,095)    $ 366    $ 2,189  $ 393,491   $ 1,484   $ 1,409
                             =======================================================================================================
Shares:
     Sold...................      106        100        10        807        79        37        586    40,588        187       182
     Reinvested.............        1          -         -         10         -         -          2       178          2         1
     Redeemed...............      (91)      (124)       (9)    (1,238)     (395)        -       (363)     (371)       (39)      (43)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       16        (24)        1       (421)     (316)       37        225    40,395        150       140
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,836    $ 2,099   $ 1,063   $ 16,791   $ 1,499       N/A   $ 15,202  $ 93,665    $ 1,103     $ 587
     Reinvested.............        9         23         1        929        82       N/A        227         -         40        18
     Redeemed...............     (445)    (1,852)     (442)   (22,071)   (7,767)      N/A     (5,949)     (476)    (1,200)     (267)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,400      $ 270     $ 622   $ (4,351) $ (6,186)      N/A    $ 9,480  $ 93,189      $ (57)    $ 338
                             =======================================================================================================
Shares:
     Sold...................      317        236       120      1,883       167       N/A      1,725    10,090        123        66
     Reinvested.............        1          3         -        107         9       N/A         26         -          5         2
     Redeemed...............      (50)      (207)      (50)    (2,484)     (875)      N/A       (674)      (50)      (134)      (30)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      268         32        70       (494)     (699)      N/A      1,077    10,040         (6)       38
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $ (6)      $  -      $  -      $ (99)     $  -      $  -      $ (21) $ (1,736)     $ (23)     $ (8)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (6)       $ -       $ -      $ (99)      $ -       $ -      $ (21) $ (1,736)     $ (23)     $ (8)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (5)      $ (9)      $ -     $ (463)     $  -       N/A      $ (93)      $ -      $ (27)    $ (11)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (4)       (14)       (1)      (481)      (83)      N/A       (134)        -        (13)       (7)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (9)     $ (23)     $ (1)    $ (944)    $ (83)      N/A     $ (227)      $ -      $ (40)    $ (18)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                             Partners LargeCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 3,682            $ 3,816
Net realized gain (loss) from investment transactions and foreign currency transactions......             33,482             57,172
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             78,396              6,595
                              Net Increase (Decrease) in Net Assets Resulting from Operations            115,560             67,583

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,217)                 -
From net realized gain on investments and foreign currency transactions......................            (54,217)           (36,360)
                                                            Total Dividends and Distributions            (59,434)           (36,360)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            392,028            120,102
                                                      Total increase (decrease) in net assets            448,154            151,326

Net Assets
Beginning of period..........................................................................          1,106,717            955,391
End of period (including undistributed net investment income as set forth below).............        $ 1,554,871        $ 1,106,717
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,281            $ 3,816




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 2,672      $ 697     $ 220    $ 5,370     $ 754     $ 167    $ 7,482  $ 403,892   $ 3,690   $ 2,332
     Reinvested.............    1,275        800        42      2,146       607         -      1,828    51,267      1,274       170
     Redeemed...............   (7,625)    (4,027)      (50)    (6,099)   (2,610)       (2)    (3,423)   (64,272)   (5,904)     (645)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (3,678)  $ (2,530)    $ 212    $ 1,417  $ (1,249)    $ 165    $ 5,887  $ 390,887    $ (940)  $ 1,857
                             =======================================================================================================
Shares:
     Sold...................      321         85        27        643        92        20        955    47,939        445       284
     Reinvested.............      156        100         5        261        75         -        237     6,165        155        21
     Redeemed...............     (924)      (494)       (6)      (729)     (317)        -       (437)   (7,698)      (710)      (78)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (447)      (309)       26        175      (150)       20        755    46,406       (110)      227
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 7,977    $ 4,308     $ 634    $ 8,393   $ 1,536       N/A   $ 13,981  $ 168,265   $ 7,859   $ 5,463
     Reinvested.............    1,091        862        14      1,815       555       N/A      1,153    29,406      1,132       304
     Redeemed...............   (13,140)   (9,752)      (73)   (11,205)   (3,268)      N/A     (6,017)   (74,374)  (11,102)   (5,715)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (4,072)  $ (4,582)    $ 575     $ (997) $ (1,177)      N/A    $ 9,117  $ 123,297  $ (2,111)     $ 52
                             =======================================================================================================
Shares:
     Sold...................      982        542        77      1,038       191       N/A      1,837    20,661        954       684
     Reinvested.............      132        107         2        218        67       N/A        147     3,526        137        37
     Redeemed...............   (1,639)    (1,243)       (9)    (1,388)     (408)      N/A       (791)   (9,069)    (1,392)     (697)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (525)      (594)       70       (132)     (150)      N/A      1,193    15,118       (301)       24
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -       $  -      $  -      $  -       $  -  $ (5,157)     $ (56)     $ (4)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,275)      (800)      (42)    (2,171)     (607)        -     (1,828)  (46,110)    (1,218)     (166)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,275)    $ (800)    $ (42)  $ (2,171)   $ (607)     $  -   $ (1,828) $ (51,267) $ (1,274)   $ (170)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $ (1,091)    $ (862)    $ (15)  $ (1,839)   $ (558)      N/A   $ (1,154) $ (29,406) $ (1,132)   $ (304)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,091)    $ (862)    $ (15)  $ (1,839)   $ (558)      N/A   $ (1,154) $ (29,406) $ (1,132)   $ (304)
Distributions...............
                             =======================================================================================================





                                                                                                             Partners
                                                                                                         LargeCap Growth
Amounts in thousands                                                                                         Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 729              $ 518
Net realized gain (loss) from investment transactions and foreign currency transactions......             55,726             57,216
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            (15,593)            31,537
                              Net Increase (Decrease) in Net Assets Resulting from Operations             40,862             89,271

Dividends and Distributions to Shareholders
From net investment income...................................................................               (814)              (690)
From net realized gain on investments and foreign currency transactions......................            (57,319)            (8,924)
                                                            Total Dividends and Distributions            (58,133)            (9,614)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (94,591)           (25,585)
                                                      Total increase (decrease) in net assets           (111,862)            54,072

Net Assets
Beginning of period..........................................................................            838,662            784,590
End of period (including undistributed net investment income as set forth below).............          $ 726,800          $ 838,662
Undistributed (overdistributed) net investment income (operating loss).......................             $ (154)             $ 336




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 844      $ 545     $ 102      $ 267     $ 142   $ 2,409  $ 129,337   $ 2,366    $ 1,609
     Issued in acquisitions.    1,540      1,962       348          -         -    10,790    117,492        18         18
     Reinvested.............      691      1,041        35         49         -     1,215     52,155     1,462      1,483
     Redeemed...............   (1,782)    (1,913)     (319)      (138)       (6)   (2,386)   (411,862)  (1,816)    (2,289)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,293    $ 1,635     $ 166      $ 178     $ 136  $ 12,028  $ (112,878) $ 2,030      $ 821
                             ==============================================================================================
Shares:
     Sold...................      102         67        12         31        17       299     15,061       279        193
     Issued in acquisitions.      186        240        41          -         -     1,348     13,672         2          2
     Reinvested.............       85        129         4          6         -       155      6,173       176        180
     Redeemed...............     (217)      (235)      (37)       (16)        -      (298)   (47,837)     (214)      (269)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....      156        201        20         21        17     1,504    (12,931)      243        106
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 1,973    $ 2,201     $ 464      $ 501       N/A   $ 4,416  $ 155,574   $ 4,810    $ 6,198
     Reinvested.............       95        163         2          2       N/A       126      8,765       228        233
     Redeemed...............   (2,943)    (4,517)     (235)       (84)      N/A    (2,400)   (186,218)  (9,484)    (5,455)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $ (875)  $ (2,153)    $ 231      $ 419       N/A   $ 2,142  $ (21,879) $ (4,446)     $ 976
                             ==============================================================================================
Shares:
     Sold...................      238        270        55         59       N/A       549     18,300       574        766
     Reinvested.............       11         20         -          -       N/A        16      1,022        27         28
     Redeemed...............     (354)      (552)      (28)       (10)      N/A      (302)   (21,638)   (1,156)      (650)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (105)      (262)       27         49       N/A       263     (2,316)     (555)       144
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -       $  -      $  -      $  -     $ (814)     $  -       $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (691)    (1,041)      (35)       (50)        -    (1,216)   (51,341)   (1,462)    (1,483)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (691)  $ (1,041)    $ (35)     $ (50)     $  -  $ (1,216) $ (52,155) $ (1,462)  $ (1,483)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -        $ -       N/A       $ -     $ (690)      $ -        $ -
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (95)      (163)       (2)        (2)      N/A      (126)   (8,075)      (228)      (233)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (95)    $ (163)     $ (2)      $ (2)      N/A    $ (126)  $ (8,765)   $ (228)    $ (233)
Distributions...............
                             ==============================================================================================



                                                                                                             Partners
                                                                                                          LargeCap Value
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 22,908           $ 34,172
Net realized gain (loss) from investment transactions and foreign currency transactions......            100,327            113,938
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            105,351            256,647
                              Net Increase (Decrease) in Net Assets Resulting from Operations            228,586            404,757

Dividends and Distributions to Shareholders
From net investment income...................................................................            (38,660)           (22,752)
From net realized gain on investments and foreign currency transactions......................           (114,676)           (66,098)
                                                            Total Dividends and Distributions           (153,336)           (88,850)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            127,993            491,757
                                                      Total increase (decrease) in net assets            203,243            807,664

Net Assets
Beginning of period..........................................................................          2,541,401          1,733,737
End of period (including undistributed net investment income as set forth below).............        $ 2,744,644        $ 2,541,401
Undistributed (overdistributed) net investment income (operating loss).......................           $ 12,728           $ 28,480




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 16,274    $ 5,976   $ 2,368    $ 7,526   $ 1,764     $ 486   $ 23,390  $ 188,082  $ 19,915  $ 11,138
     Reinvested.............    5,144      3,444       315      3,528     1,119         -      5,999    124,170     6,955     2,580
     Redeemed...............   (9,075)    (7,383)     (765)    (6,776)   (2,003)       (2)   (10,152)   (251,898)  (9,975)   (4,151)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 12,343    $ 2,037   $ 1,918    $ 4,278     $ 880     $ 484   $ 19,237  $ 60,354   $ 16,895   $ 9,567
                             =======================================================================================================
Shares:
     Sold...................    1,032        389       155        483       113        31      1,521    12,057      1,280       722
     Reinvested.............      330        228        21        230        73         -        397     8,086        454       169
     Redeemed...............     (571)      (482)      (50)      (435)     (128)        -       (662)   (16,374)     (644)     (268)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      791        135       126        278        58        31      1,256     3,769      1,090       623
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 31,431   $ 14,413   $ 6,274   $ 12,499   $ 2,303       N/A   $ 32,194  $ 447,788  $ 50,591  $ 17,577
     Reinvested.............    2,640      1,954        59      2,354       749       N/A      3,132    72,997      3,738     1,153
     Redeemed...............   (10,242)   (5,556)   (1,374)   (12,476)   (3,345)      N/A    (12,424)   (144,659  (17,393)   (4,620)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 23,829   $ 10,811   $ 4,959    $ 2,377    $ (293)      N/A   $ 22,902  $ 376,126  $ 36,936  $ 14,110
                             =======================================================================================================
Shares:
     Sold...................    2,172      1,006       445        879       163       N/A      2,274    31,259      3,475     1,235
     Reinvested.............      191        145         5        173        55       N/A        233     5,369        275        85
     Redeemed...............     (705)      (398)      (97)      (874)     (236)      N/A       (883)   (9,904)    (1,221)     (327)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,658        753       353        178       (18)      N/A      1,624    26,724      2,529       993
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (985)    $ (552)    $ (44)    $ (631)    $ (65)     $  -   $ (1,026) $ (33,163) $ (1,636)   $ (558)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (4,160)    (2,892)     (271)    (2,966)   (1,063)        -     (4,975)  (91,008)    (5,319)   (2,022)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (5,145)  $ (3,444)   $ (315)  $ (3,597) $ (1,128)     $  -   $ (6,001) $ (124,171)$ (6,955) $ (2,580)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (471)    $ (280)     $ (7)    $ (376)       $ -      N/A     $ (459) $ (20,053)   $ (863)   $ (243)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (2,169)    (1,674)      (52)    (2,044)    (757)       N/A     (2,673)   (52,944)   (2,875)     (910)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (2,640)  $ (1,954)    $ (59)  $ (2,420)   $ (757)      N/A   $ (3,132) $ (72,997) $ (3,738) $ (1,153)
Distributions...............
                             =======================================================================================================



                                                                                                             Partners
                                                                                                          MidCap Growth
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ (1,481)          $ (1,974)
Net realized gain (loss) from investment transactions and foreign currency transactions......             14,263             21,376
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             41,811             13,549
                              Net Increase (Decrease) in Net Assets Resulting from Operations             54,593             32,951

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (14,443)            (3,001)
                                                            Total Dividends and Distributions            (14,443)            (3,001)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             47,566             75,536
                                                      Total increase (decrease) in net assets             87,716            105,486

Net Assets
Beginning of period..........................................................................            477,117            371,631
End of period (including undistributed net investment income as set forth below).............          $ 564,833          $ 477,117
Undistributed (overdistributed) net investment income (operating loss).......................           $ (1,481)               $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 3,777    $ 1,604     $ 164    $ 3,712     $ 504     $ 211    $ 2,279  $ 86,978    $ 2,739   $ 3,839
     Reinvested.............      830        354        17        808       308         -        858     9,967        775       509
     Redeemed...............   (5,703)    (2,041)     (173)    (4,009)   (1,473)        -     (3,266)   (48,415)   (4,647)   (2,940)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (1,096)     $ (83)      $ 8      $ 511    $ (661)    $ 211     $ (129) $ 48,530   $ (1,133)  $ 1,408
                             =======================================================================================================
Shares:
     Sold...................      377        164        17        382        52        21        243     8,839        271       391
     Reinvested.............       83         36         2         83        32         -         92     1,017         77        51
     Redeemed...............     (575)      (208)      (18)      (410)     (152)        -       (349)   (4,978)      (462)     (296)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (115)        (8)        1         55       (68)       21        (14)    4,878       (114)      146
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 16,511    $ 4,629     $ 516    $ 7,415   $ 1,334       N/A   $ 10,347  $ 87,124   $ 20,715  $ 22,691
     Reinvested.............      130         75         2        192        79       N/A        182     2,116        171        50
     Redeemed...............   (5,437)    (3,373)     (147)    (7,154)   (2,044)      N/A     (6,050)   (64,032)   (5,366)   (5,140)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 11,204    $ 1,331     $ 371      $ 453    $ (631)      N/A    $ 4,479  $ 25,208   $ 15,520  $ 17,601
                             =======================================================================================================
Shares:
     Sold...................    1,656        472        54        763       140       N/A      1,113     9,050      2,114     2,319
     Reinvested.............       13          8         -         20         8       N/A         20       224         18         5
     Redeemed...............     (563)      (355)      (16)      (752)     (217)      N/A       (667)   (6,655)      (550)     (525)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,106        125        38         31       (69)      N/A        466     2,619      1,582     1,799
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (830)    $ (354)    $ (17)    $ (822)   $ (311)     $  -     $ (858) $ (9,967)    $ (775)   $ (509)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (830)    $ (354)    $ (17)    $ (822)   $ (311)      $ -     $ (858) $ (9,967)    $ (775)   $ (509)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (130)     $ (75)     $ (2)    $ (196)    $ (80)      N/A     $ (182) $ (2,115)    $ (171)    $ (50)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (130)     $ (75)     $ (2)    $ (196)    $ (80)      N/A     $ (182) $ (2,115)    $ (171)    $ (50)
Distributions...............
                             =======================================================================================================




                                                                                                      Partners MidCap Growth
Amounts in thousands                                                                                          Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 160               $ (7)
Net realized gain (loss) from investment transactions and foreign currency transactions......             15,240             31,487
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             15,510              2,499
                              Net Increase (Decrease) in Net Assets Resulting from Operations             30,910             33,979

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (31,579)           (15,486)
                                                            Total Dividends and Distributions            (31,579)           (15,486)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             33,255            (14,591)
                                                      Total increase (decrease) in net assets             32,586              3,902

Net Assets
Beginning of period..........................................................................            257,806            253,904
End of period (including undistributed net investment income as set forth below).............          $ 290,392          $ 257,806
Undistributed (overdistributed) net investment income (operating loss).......................              $ 160                $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C  InstitutioPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 301      $ 186      $ 75    $ 1,839      $ 68  $ 15,963      $ 218     $ 202
     Reinvested.............      341        204        30        234         -    30,489        148       132
     Redeemed...............   (1,829)      (422)      (12)      (306)        -    (14,353)     (218)      (35)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (1,187)     $ (32)     $ 93    $ 1,767      $ 68  $ 32,099      $ 148     $ 299
                             ===================================================================================
Shares:
     Sold...................       25         15         6        151         6     1,304         17        17
     Reinvested.............       29         18         3         20         -     2,577         13        11
     Redeemed...............     (160)       (36)       (1)       (25)        -    (1,178)       (18)       (3)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease).....     (106)        (3)        8        146         6     2,703         12        25
                             ===================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,689    $ 1,369     $ 155    $ 1,966       N/A  $ 12,053    $ 1,918   $ 1,084
     Reinvested.............      103         32         7         26       N/A    15,222         73        18
     Redeemed...............   (1,511)      (256)      (68)      (679)      N/A    (46,656)   (1,750)     (386)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,281    $ 1,145      $ 94    $ 1,313       N/A  $ (19,381)    $ 241     $ 716
                             ===================================================================================
Shares:
     Sold...................      219        111        12        158       N/A       965        153        88
     Reinvested.............        9          3         1          2       N/A     1,259          6         2
     Redeemed...............     (124)       (21)       (6)       (55)      N/A    (3,801)      (143)      (32)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease).....      104         93         7        105       N/A    (1,577)        16        58
                             ===================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (341)    $ (204)    $ (30)    $ (235)      $ -  $ (30,489)   $ (148)   $ (132)
                             -----------------------------------------------------------------------------------
Total Dividends and            $ (341)    $ (204)    $ (30)    $ (235)      $ -  $ (30,489)   $ (148)   $ (132)
Distributions...............
                             ===================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (104)     $ (33)     $ (8)     $ (27)      N/A  $ (15,221)    $ (74)    $ (19)
                             -----------------------------------------------------------------------------------
Total Dividends and            $ (104)     $ (33)     $ (8)     $ (27)      N/A  $ (15,221)    $ (74)    $ (19)
Distributions...............
                             ===================================================================================





Amounts in thousands                                                                                Partners MidCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,457            $ 3,420
Net realized gain (loss) from investment transactions and foreign currency transactions......             62,967             54,080
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             24,419             29,645
                              Net Increase (Decrease) in Net Assets Resulting from Operations             89,843             87,145

Dividends and Distributions to Shareholders
From net investment income...................................................................             (4,130)            (1,260)
From net realized gain on investments and foreign currency transactions......................            (54,948)           (48,436)
                                                            Total Dividends and Distributions            (59,078)           (49,696)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            111,186             94,301
                                                      Total increase (decrease) in net assets            141,951            131,750

Net Assets
Beginning of period..........................................................................            670,627            538,877
End of period (including undistributed net investment income as set forth below).............          $ 812,578          $ 670,627
Undistributed (overdistributed) net investment income (operating loss).......................              $ 764            $ 2,437




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 6,286    $ 2,500     $ 398    $ 4,324     $ 529     $ 456    $ 8,527  $ 60,192    $ 6,088   $ 6,586
     Reinvested.............    2,624      2,005       112        779       112         -      8,159    41,525      2,069     1,668
     Redeemed...............   (3,769)    (2,038)     (361)    (1,208)     (217)       (2)    (7,926)   (24,969)   (2,212)   (1,051)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,141    $ 2,467     $ 149    $ 3,895     $ 424     $ 454    $ 8,760  $ 76,748    $ 5,945   $ 7,203
                             =======================================================================================================
Shares:
     Sold...................      402        163        26        275        34        28        565     3,836        388       418
     Reinvested.............      171        134         7         50         7         -        554     2,660        134       109
     Redeemed...............     (239)      (134)      (23)       (77)      (14)        -       (526)   (1,584)      (143)      (68)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      334        163        10        248        27        28        593     4,912        379       459
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 14,272    $ 6,790   $ 1,296    $ 8,084   $ 1,023       N/A   $ 23,345  $ 78,586    $ 8,560   $ 5,274
     Reinvested.............    1,835      1,758        19        247        55       N/A      7,124    35,791      1,797     1,027
     Redeemed...............   (5,412)    (4,998)     (149)    (1,657)     (240)      N/A    (15,251)   (64,447)   (8,619)   (1,809)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10,695    $ 3,550   $ 1,166    $ 6,674     $ 838       N/A   $ 15,218  $ 49,930    $ 1,738   $ 4,492
                             =======================================================================================================
Shares:
     Sold...................      946        464        86        530        67       N/A      1,607     5,107        565       353
     Reinvested.............      125        123         1         17         4       N/A        503     2,408        122        70
     Redeemed...............     (358)      (339)      (10)      (111)      (16)      N/A     (1,051)   (4,223)      (571)     (121)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      713        248        77        436        55       N/A      1,059     3,292        116       302
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (55)      $  -      $  -       $  -      $  -      $  -       $  -  $ (3,873)    $ (126)    $ (76)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (2,569)    (2,005)     (112)      (795)     (112)        -     (8,166)  (37,654)    (1,943)   (1,592)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (2,624)  $ (2,005)   $ (112)    $ (795)   $ (112)     $  -   $ (8,166) $ (41,527) $ (2,069) $ (1,668)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -        $ -       $ -       N/A        $ -  $ (1,251)      $ (9)      $ -
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,835)    (1,758)      (20)      (268)      (56)      N/A     (7,141)   (34,542)  (1,788)    (1,028)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,835)  $ (1,758)    $ (20)    $ (268)    $ (56)      N/A   $ (7,141) $ (35,793) $ (1,797) $ (1,028)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                             Partners SmallCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ (2,055)          $ (4,281)
Net realized gain (loss) from investment transactions and foreign currency transactions......             11,579             47,415
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             40,129             14,201
                              Net Increase (Decrease) in Net Assets Resulting from Operations             49,653             57,335

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (46,563)           (25,317)
                                                            Total Dividends and Distributions            (46,563)           (25,317)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             34,474            146,215
                                                      Total increase (decrease) in net assets             37,564            178,233

Net Assets
Beginning of period..........................................................................            629,530            451,297
End of period (including undistributed net investment income as set forth below).............          $ 667,094          $ 629,530
Undistributed (overdistributed) net investment income (operating loss).......................           $ (2,055)               $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 2,730    $ 1,668     $ 417    $ 2,409     $ 468     $ 101    $ 5,228  $ 23,117    $ 9,095   $ 3,556
     Reinvested.............    1,172      1,038        68      1,214       556         -      1,535    38,428      2,125       413
     Redeemed...............   (2,531)    (2,048)      (94)    (2,443)     (818)       (2)    (2,061)   (44,569)   (5,241)   (1,057)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,371      $ 658     $ 391    $ 1,180     $ 206      $ 99    $ 4,702  $ 16,976    $ 5,979   $ 2,912
                             =======================================================================================================
Shares:
     Sold...................      303        188        45        262        51        11        622     2,435      1,006       396
     Reinvested.............      132        119         7        133        62         -        184     4,163        234        46
     Redeemed...............     (285)      (231)      (10)      (266)      (90)        -       (244)   (4,831)      (579)     (115)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      150         76        42        129        23        11        562     1,767        661       327
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 7,382    $ 4,669     $ 945    $ 5,219     $ 999       N/A   $ 10,216  $ 135,464  $ 21,938   $ 6,504
     Reinvested.............      592        583        14        713       360       N/A        598    21,184      1,098       163
     Redeemed...............   (4,427)    (3,074)     (263)    (3,654)   (1,045)      N/A     (2,539)   (47,951)   (6,491)   (2,982)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,547    $ 2,178     $ 696    $ 2,278     $ 314       N/A    $ 8,275  $ 108,697  $ 16,545   $ 3,685
                             =======================================================================================================
Shares:
     Sold...................      800        518       101        557       107       N/A      1,190    14,117      2,341       691
     Reinvested.............       67         67         2         79        40       N/A         72     2,338        123        18
     Redeemed...............     (497)      (346)      (27)      (394)     (113)      N/A       (300)   (5,168)      (709)     (322)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      370        239        76        242        34       N/A        962    11,287      1,755       387
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions........... $ (1,172)  $ (1,038)    $ (68)  $ (1,223)   $ (560)     $  -   $ (1,535) $ (38,429) $ (2,125)   $ (413)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,172)  $ (1,038)    $ (68)  $ (1,223)   $ (560)      $ -   $ (1,535) $ (38,429) $ (2,125)   $ (413)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (592)    $ (583)    $ (15)    $ (720)   $ (363)      N/A     $ (598) $ (21,184) $ (1,099)   $ (163)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (592)    $ (583)    $ (15)    $ (720)   $ (363)      N/A     $ (598) $ (21,184) $ (1,099)   $ (163)
Distributions...............
                             =======================================================================================================



                                                                                                            Preferred
                                                                                                            Securities
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 17,336           $ 28,254
Net realized gain (loss) from investment transactions and foreign currency transactions......             (1,471)              (661)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,547              8,161
                              Net Increase (Decrease) in Net Assets Resulting from Operations             17,412             35,754

Dividends and Distributions to Shareholders
From net investment income...................................................................            (17,097)           (26,080)
                                                            Total Dividends and Distributions            (17,097)           (26,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             41,443            246,587
                                                      Total increase (decrease) in net assets             41,758            256,261

Net Assets
Beginning of period..........................................................................            613,388            357,127
End of period (including undistributed net investment income as set forth below).............          $ 655,146          $ 613,388
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,778            $ 3,577




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 845      $ 406     $ 321   $ 12,218   $ 3,659   $ 3,620   $ 85,681     $ 449      $ 194
     Reinvested.............       29          1         6        258        14       640     16,063         3          1
     Redeemed...............     (195)         -       (59)    (1,153)      (11)   (2,507)   (79,017)      (22)        (1)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 679      $ 407     $ 268   $ 11,323   $ 3,662   $ 1,753   $ 22,727     $ 430      $ 194
                             ==============================================================================================
Shares:
     Sold...................       78         38        30      1,130       339       339      7,973        42         18
     Reinvested.............        3          -         1         24         2        60      1,502         -          -
     Redeemed...............      (18)         -        (5)      (106)       (1)     (235)    (7,319)       (2)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       63         38        26      1,048       340       164      2,156        40         18
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 681        $ 6     $ 225    $ 6,417        N/A  $ 6,335  $ 243,828      $ 22        $ -
     Reinvested.............       22          -         6        220        N/A    1,031     24,756         -          -
     Redeemed...............      (69)         -       (66)    (1,814)       N/A   (6,859)   (28,154)        -          -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 634        $ 6     $ 165    $ 4,823        N/A    $ 507  $ 240,430      $ 22        $ -
                             ==============================================================================================
Shares:
     Sold...................       65          1        21        606        N/A      606     23,128         2          -
     Reinvested.............        2          -         1         21        N/A       99      2,364         -          -
     Redeemed...............       (7)         -        (6)      (172)       N/A     (657)    (2,660)        -          -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       60          1        16        455        N/A       48     22,832         2          -
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (29)      $ (1)     $ (6)    $ (324)    $ (22)   $ (648) $ (16,063)     $ (3)      $ (1)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (29)      $ (1)     $ (6)    $ (324)    $ (22)   $ (648) $ (16,063)     $ (3)      $ (1)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (22)      $ (1)     $ (6)    $ (249)       N/A $ (1,044) $ (24,756)     $ (1)      $ (1)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (22)      $ (1)     $ (6)    $ (249)       N/A $ (1,044) $ (24,756)     $ (1)      $ (1)
Distributions...............
                             ==============================================================================================




                                                                                                           Real Estate
Amounts in thousands                                                                                     Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,201            $ 9,493
Net realized gain (loss) from investment transactions and foreign currency transactions......            247,894            103,640
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (192,071)           237,994
                              Net Increase (Decrease) in Net Assets Resulting from Operations             64,024            351,127

Dividends and Distributions to Shareholders
From net investment income...................................................................             (7,495)           (10,656)
From net realized gain on investments and foreign currency transactions......................           (103,352)           (24,082)
                                                            Total Dividends and Distributions           (110,847)           (34,738)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            509,867            284,730
Redemption fees - Class J....................................................................                  1                  3
                                                      Total increase (decrease) in net assets            463,045            601,122

Net Assets
Beginning of period..........................................................................          1,371,427            770,305
End of period (including undistributed net investment income as set forth below).............        $ 1,834,472        $ 1,371,427
Undistributed (overdistributed) net investment income (operating loss).......................              $ 706                $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 13,672    $ 6,992   $ 1,478   $ 30,802   $ 4,413   $ 3,521   $ 34,420  $ 129,753  $ 30,953   $ 8,573
     Issued in acquisitions.        -          -         -     36,103    13,837     6,490          -    444,876         -         -
     Reinvested.............    4,551      2,870       235      9,635     2,173         -     18,437    62,587      8,465     1,522
     Redeemed...............   (8,535)    (6,411)     (472)   (22,791)   (5,429)     (845)   (26,732)   (268,013  (23,955)   (3,308)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 9,688    $ 3,451   $ 1,241   $ 53,749  $ 14,994   $ 9,166   $ 26,125  $ 369,203  $ 15,463   $ 6,787
                             =======================================================================================================
Shares:
     Sold...................      502        258        54      1,116       160       127      1,271     4,691      1,147       315
     Issued in acquisitions.        -          -         -      1,338       513       241          -    16,500          -         -
     Reinvested.............      173        110         9        362        82         -        703     2,352        323        58
     Redeemed...............     (317)      (242)      (18)      (837)     (200)      (31)      (999)   (9,788)      (913)     (124)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      358        126        45      1,979       555       337        975    13,755        557       249
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 23,630   $ 13,560   $ 2,329   $ 30,605   $ 4,079       N/A   $ 59,285  $ 257,857  $ 36,195   $ 9,493
     Reinvested.............    1,288        714        30      3,169       746       N/A      5,865    19,868      2,519       387
     Redeemed...............   (12,220)   (5,567)     (371)   (19,877)   (6,207)      N/A    (37,105)   (87,612)  (14,389)   (3,541)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 12,698    $ 8,707   $ 1,988   $ 13,897  $ (1,382)      N/A   $ 28,045  $ 190,113  $ 24,325   $ 6,339
                             =======================================================================================================
Shares:
     Sold...................    1,006        579       101      1,291       174       N/A      2,533    10,888      1,536       410
     Reinvested.............       61         34         1        149        35       N/A        279       917        119        18
     Redeemed...............     (535)      (252)      (16)      (848)     (266)      N/A     (1,600)   (3,737)      (626)     (158)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      532        361        86        592       (57)      N/A      1,212     8,068      1,029       270
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (198)    $ (101)     $ (7)    $ (470)    $ (48)      $ -     $ (687) $ (5,370)    $ (527)    $ (87)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (4,353)    (2,769)     (228)    (9,465)   (2,187)        -    (17,757)  (57,220)    (7,938)   (1,435)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (4,551)  $ (2,870)   $ (235)  $ (9,935) $ (2,235)      $ -  $ (18,444) $ (62,590) $ (8,465) $ (1,522)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (336)    $ (165)     $ (8)    $ (795)    $ (84)      N/A   $ (1,292) $ (7,080)    $ (784)   $ (112)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (952)      (549)      (22)    (2,491)     (690)      N/A     (4,579)   (12,790)   (1,735)     (274)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,288)    $ (714)    $ (30)  $ (3,286)   $ (774)      N/A   $ (5,871) $ (19,870) $ (2,519)   $ (386)
Distributions...............
                             =======================================================================================================





                                                                                                            Short-Term
Amounts in thousands                                                                                        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,365            $ 8,103
Net realized gain (loss) from investment transactions and foreign currency transactions......               (109)              (844)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................                873              1,126
                              Net Increase (Decrease) in Net Assets Resulting from Operations              6,129              8,385

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,947)            (9,060)
                                                            Total Dividends and Distributions             (5,947)            (9,060)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             27,784             30,334
                                                      Total increase (decrease) in net assets             27,966             29,659

Net Assets
Beginning of period..........................................................................            219,309            189,650
End of period (including undistributed net investment income as set forth below).............          $ 247,275          $ 219,309
Undistributed (overdistributed) net investment income (operating loss).......................             $ (555)            $ (394)




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................     $ 93        $ 8      $ 26    $ 8,193     $ 537  $ 11,033   $ 29,284   $ 9,183    $ 6,273
     Reinvested.............       53          2         2      2,205         3     1,320      2,080        92         35
     Redeemed...............      (67)        (8)       (1)   (12,009)      (11)   (6,033)    (6,689)   (11,852)   (5,968)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....     $ 79        $ 2      $ 27   $ (1,611)    $ 529   $ 6,320   $ 24,675  $ (2,577)     $ 340
                             ==============================================================================================
Shares:
     Sold...................        9          1         3        824        54     1,107      2,941       927        637
     Reinvested.............        6          -         -        222         -       133        210         9          3
     Redeemed...............       (7)        (1)        -     (1,207)       (1)     (606)      (672)   (1,195)      (606)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....        8          -         3       (161)       53       634      2,479      (259)        34
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 354       $ 15      $ 63   $ 22,634       N/A  $ 17,051   $ 57,188   $ 1,963      $ 194
     Reinvested.............       90          3         2      4,391       N/A     2,026      1,866       286         37
     Redeemed...............     (169)       (72)       (3)   (55,097)      N/A    (10,800)   (9,127)   (2,441)      (120)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 275      $ (54)     $ 62  $ (28,072)      N/A   $ 8,277   $ 49,927    $ (192)     $ 111
                             ==============================================================================================
Shares:
     Sold...................       35          2         6      2,276       N/A     1,716      5,763       198         20
     Reinvested.............        9          -         -        443       N/A       204        188        29          4
     Redeemed...............      (17)        (7)        -     (5,541)      N/A    (1,087)      (920)     (246)       (12)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       27         (5)        6     (2,822)      N/A       833      5,031       (19)        11
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (53)      $ (2)     $ (2)  $ (2,345)     $ (3) $ (1,330)  $ (2,084)    $ (93)     $ (35)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (53)      $ (2)     $ (2)  $ (2,345)     $ (3) $ (1,330)  $ (2,084)    $ (93)     $ (35)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (90)      $ (3)     $ (2)  $ (4,727)      N/A  $ (2,044)  $ (1,872)   $ (286)     $ (37)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (90)      $ (3)     $ (2)  $ (4,727)      N/A  $ (2,044)  $ (1,872)   $ (286)     $ (37)
Distributions...............
                             ==============================================================================================





Amounts in thousands                                                                                  Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,133            $ 9,587
Net realized gain (loss) from investment transactions and foreign currency transactions......               (356)                48
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,129                579
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,906             10,214

Dividends and Distributions to Shareholders
From net investment income...................................................................             (4,901)            (9,832)
                                                            Total Dividends and Distributions             (4,901)            (9,832)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (14,164)           (31,988)
                                                      Total increase (decrease) in net assets            (13,159)           (31,606)

Net Assets
Beginning of period..........................................................................            237,382            268,988
End of period (including undistributed net investment income as set forth below).............          $ 224,223          $ 237,382
Undistributed (overdistributed) net investment income (operating loss).......................              $ 320               $ 51




                                       Class B                         al
                              Class A     (b)      Class C  Institution
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 27,651    $ 3,928     $ 321    $ 2,433
     Reinvested.............      624         70        78      3,559
     Redeemed...............   (16,294)  (20,437)   (1,852)   (14,245)
                             ------------------------------------------
Net Increase (Decrease)..... $ 11,981  $ (16,439) $ (1,453)  $ (8,253)
                             ==========================================
Shares:
     Sold...................   13,092        338       317     14,533
     Reinvested.............       52          6         7        306
     Redeemed...............   (23,185)   (7,424)   (2,856)   (78,326)
                             ------------------------------------------
Net Increase (Decrease).....   (10,041)   (7,080)   (2,532)   (63,487)
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 16,297    $ 2,714   $ 1,249    $ 5,276
     Reinvested.............      958        447       211      7,755
     Redeemed...............   (21,544)  (10,380)   (7,968)   (27,003)
                             ------------------------------------------
Net Increase (Decrease)..... $ (4,289)  $ (7,219) $ (6,508) $ (13,972)
                             ==========================================
Shares:
     Sold...................    7,072      1,177       541      2,282
     Reinvested.............      416        194        91      3,360
     Redeemed...............   (9,331)    (4,498)   (3,446)   (11,710)
                             ------------------------------------------
Net Increase (Decrease).....   (1,843)    (3,127)   (2,814)    (6,068)
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (808)     $ (97)    $ (98)  $ (3,898)
                             ------------------------------------------
Total Dividends and            $ (808)     $ (97)    $ (98)  $ (3,898)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,242)    $ (577)   $ (258)  $ (7,755)
                             ------------------------------------------
Total Dividends and          $ (1,242)    $ (577)   $ (258)  $ (7,755)
Distributions...............
                             ==========================================



(b) Class B shares discontinued operations and converted to Class A shares on January 4, 2007.



                                                                                                             SmallCap
Amounts in thousands                                                                                        Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (400)            $ (447)
Net realized gain (loss) from investment transactions and foreign currency transactions......             14,797             29,324
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             17,003             13,013
                              Net Increase (Decrease) in Net Assets Resulting from Operations             31,400             41,890

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (27,355)           (16,850)
                                                            Total Dividends and Distributions            (27,355)           (16,850)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             18,764             33,367
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets             22,809             58,408

Net Assets
Beginning of period..........................................................................            334,049            275,641
End of period (including undistributed net investment income as set forth below).............          $ 356,858          $ 334,049
Undistributed (overdistributed) net investment income (operating loss).......................             $ (400)               $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 225      $ 127      $ 35    $ 8,523   $ 1,075     $ 820   $ 10,896       $ -    $ 1,302     $ 858
     Reinvested.............      162        204        15      8,779     1,955         -     12,264     3,161        608       119
     Redeemed...............     (533)      (206)       (6)   (10,068)   (3,795)        -    (11,291)        -     (6,167)     (298)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $ (146)     $ 125      $ 44    $ 7,234    $ (765)    $ 820   $ 11,869   $ 3,161   $ (4,257)    $ 679
                             =======================================================================================================
Shares:
     Sold...................       12          8         2        500        63        48        666         -         74        49
     Reinvested.............       10         12         1        528       119         -        767       188         36         7
     Redeemed...............      (31)       (12)        -       (592)     (225)        -       (690)        -       (363)      (17)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       (9)         8         3        436       (43)       48        743       188       (253)       39
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,190      $ 811     $ 231   $ 16,013   $ 2,607       N/A   $ 36,851   $ 3,299    $ 2,140   $ 2,390
     Reinvested.............       40        123         1      5,700     1,481       N/A      7,072     2,029        333         1
     Redeemed...............     (751)      (668)      (58)   (17,710)   (6,660)      N/A    (21,181)     (194)    (1,701)   (1,022)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,479      $ 266     $ 174    $ 4,003  $ (2,572)      N/A   $ 22,742   $ 5,134      $ 772   $ 1,369
                             =======================================================================================================
Shares:
     Sold...................      133         49        14        965       154       N/A      2,295       200        126       143
     Reinvested.............        3          8         -        354        93       N/A        456       126         20         -
     Redeemed...............      (46)       (42)       (4)    (1,069)     (406)      N/A     (1,327)      (11)      (101)      (61)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       90         15        10        250      (159)      N/A      1,424       315         45        82
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (162)    $ (204)    $ (16)  $ (8,840) $ (1,981)     $  -  $ (12,264) $ (3,161)    $ (608)   $ (119)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (162)    $ (204)    $ (16)  $ (8,840) $ (1,981)      $ -  $ (12,264) $ (3,161)    $ (608)   $ (119)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........    $ (40)    $ (123)     $ (1)  $ (5,746) $ (1,503)      N/A   $ (7,073) $ (2,029)    $ (333)     $ (2)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and             $ (40)    $ (123)     $ (1)  $ (5,746) $ (1,503)      N/A   $ (7,073) $ (2,029)    $ (333)     $ (2)
Distributions...............
                             =======================================================================================================





                                                                                                             SmallCap
Amounts in thousands                                                                                       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (593)            $ (306)
Net realized gain (loss) from investment transactions and foreign currency transactions......             30,556              2,861
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             (2,048)             1,967
                              Net Increase (Decrease) in Net Assets Resulting from Operations             27,915              4,522

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................             (2,080)            (2,008)
                                                            Total Dividends and Distributions             (2,080)            (2,008)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            386,747             11,390
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            412,582             13,905

Net Assets
Beginning of period..........................................................................             45,221             31,316
End of period (including undistributed net investment income as set forth below).............          $ 457,803           $ 45,221
Undistributed (overdistributed) net investment income (operating loss).......................             $ (593)               $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 1,408      $ 243      $ 10    $ 4,177     $ 123     $ 255    $ 2,737   $ 5,902      $ 523      $ 36
     Issued in acquisitions.        -          -         -    105,315     7,832       924          -    284,360         -         -
     Reinvested.............        3         34         3          -         -         -      1,596       391         49         2
     Redeemed...............     (269)       (94)       (1)    (6,190)     (777)     (288)    (3,603)   (17,581)     (346)      (27)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,142      $ 183      $ 12  $ 103,302   $ 7,178     $ 891      $ 730  $ 273,072     $ 226      $ 11
                             =======================================================================================================
Shares:
     Sold...................      158         27         1        459        13        28        321       654         56         4
     Issued in acquisitions.        -          -         -     11,840       881       104          -    31,975          -         -
     Reinvested.............        -          4         -          -         -         -        190        44          5         -
     Redeemed...............      (29)       (11)        -       (683)      (86)      (33)      (425)   (1,959)       (37)       (3)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      129         20         1     11,616       808        99         86    30,714         24         1
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................     $ 81      $ 711      $ 65         N/A       N/A       N/A   $ 7,944   $ 8,822      $ 970      $ 65
     Reinvested.............        -          5         -         N/A       N/A       N/A     1,864       115         17         -
     Redeemed...............      (30)      (224)       (3)        N/A       N/A       N/A    (6,369)   (2,322)      (305)      (16)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     $ 51      $ 492      $ 62         N/A       N/A       N/A   $ 3,439   $ 6,615      $ 682      $ 49
                             =======================================================================================================
Shares:
     Sold...................        9         80         8         N/A       N/A       N/A       966     1,021        116         7
     Reinvested.............        -          1         -         N/A       N/A       N/A       235        14          2         -
     Redeemed...............       (3)       (26)       (1)        N/A       N/A       N/A      (781)     (277)       (35)       (2)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....        6         55         7         N/A       N/A       N/A       420       758         83         5
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $ (3)     $ (34)     $ (3)      $  -      $  -      $  -   $ (1,598)   $ (391)     $ (49)     $ (2)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (3)     $ (34)     $ (3)      $  -      $  -       $ -   $ (1,598)   $ (391)     $ (49)     $ (2)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $ (1)      $ (5)     $ (1)        N/A       N/A       N/A  $ (1,867)   $ (116)     $ (17)     $ (1)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (1)      $ (5)     $ (1)        N/A       N/A       N/A  $ (1,867)   $ (116)     $ (17)     $ (1)
Distributions...............
                             =======================================================================================================





                                                                                                             SmallCap
Amounts in thousands                                                                                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 1,256              $ 706
Net realized gain (loss) from investment transactions and foreign currency transactions......             28,035             10,992
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            (19,293)            15,110
                              Net Increase (Decrease) in Net Assets Resulting from Operations              9,998             26,808

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,000)              (332)
From net realized gain on investments and foreign currency transactions......................            (10,978)            (9,039)
                                                            Total Dividends and Distributions            (11,978)            (9,371)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            345,521             89,966
Redemption fees - Class J....................................................................                  -                  3
                                                      Total increase (decrease) in net assets            343,541            107,406

Net Assets
Beginning of period..........................................................................            223,086            115,680
End of period (including undistributed net investment income as set forth below).............          $ 566,627          $ 223,086
Undistributed (overdistributed) net investment income (operating loss).......................              $ 799              $ 543




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 5,902    $ 1,541     $ 618    $ 7,691     $ 702   $ 1,125   $ 12,382  $ 47,481   $ 12,657   $ 3,537
     Issued in acquisitions.        -          -         -      9,544     2,995     2,592          -    294,007         -         -
     Reinvested.............      479        325        50        420        79         -      3,273     5,944      1,058       321
     Redeemed...............   (2,067)    (1,782)     (162)    (2,477)     (515)     (404)    (8,096)   (50,278)   (2,777)     (644)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 4,314       $ 84     $ 506   $ 15,178   $ 3,261   $ 3,313    $ 7,559  $ 297,154  $ 10,938   $ 3,214
                             =======================================================================================================
Shares:
     Sold...................      310         81        33        403        37        59        668     2,498        660       184
     Issued in acquisitions.        -          -         -        501       158       136          -    15,450          -         -
     Reinvested.............       25         17         3         22         4         -        177       311         55        17
     Redeemed...............     (108)       (94)       (9)      (130)      (27)      (21)      (438)   (2,656)      (144)      (34)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      227          4        27        796       172       174        407    15,603        571       167
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 4,828    $ 3,944   $ 1,065    $ 7,777   $ 1,334       N/A   $ 21,391  $ 48,303    $ 7,664   $ 3,934
     Reinvested.............      453        272        23        138        40       N/A      3,617     3,948        821        35
     Redeemed...............   (2,697)    (1,336)     (108)      (949)     (301)      N/A     (9,972)   (1,496)    (2,324)     (438)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,584    $ 2,880     $ 980    $ 6,966   $ 1,073       N/A   $ 15,036  $ 50,755    $ 6,161   $ 3,531
                             =======================================================================================================
Shares:
     Sold...................      267        219        60        431        74       N/A      1,217     2,659        412       217
     Reinvested.............       26         16         1          8         2       N/A        217       229         47         2
     Redeemed...............     (150)       (75)       (6)       (53)      (17)      N/A       (570)      (82)      (128)      (24)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      143        160        55        386        59       N/A        864     2,806        331       195
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (15)      $  -      $  -       $  -      $  -      $  -       $  -    $ (864)     $ (99)    $ (22)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (464)      (325)      (50)      (434)      (79)        -     (3,277)   (5,081)      (969)     (299)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (479)    $ (325)    $ (50)    $ (434)    $ (79)     $  -   $ (3,277) $ (5,945)  $ (1,068)   $ (321)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -       $  -      $  -       $  -      $  -       N/A       $  -    $ (298)     $ (33)     $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (453)      (272)      (24)      (145)      (42)      N/A     (3,621)   (3,650)      (789)      (43)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (453)    $ (272)    $ (24)    $ (145)    $ (42)      N/A   $ (3,621) $ (3,948)    $ (822)    $ (44)
Distributions...............
                             =======================================================================================================





Amounts in thousands                                                                                  Tax-Exempt Bond Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,691            $ 8,357
Net realized gain (loss) from investment transactions and foreign currency transactions......                 57              1,090
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             (1,910)             2,519
                              Net Increase (Decrease) in Net Assets Resulting from Operations              3,838             11,966

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,577)            (8,324)
From net realized gain on investments and foreign currency transactions......................               (551)            (3,953)
                                                            Total Dividends and Distributions             (6,128)           (12,277)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            137,676            (16,515)
                                                      Total increase (decrease) in net assets            135,386            (16,826)

Net Assets
Beginning of period..........................................................................            190,753            207,579
End of period (including undistributed net investment income as set forth below).............          $ 326,139          $ 190,753
Undistributed (overdistributed) net investment income (operating loss).......................              $ 838              $ 239




                              Class A   Class B    Class C
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 10,385      $ 463   $ 1,114
     Issued in acquisitions.   136,655     6,574         -
     Reinvested.............    3,547        316        37
     Redeemed...............   (16,890)   (4,222)     (303)
                             -------------------------------
Net Increase (Decrease)..... $ 133,697   $ 3,131     $ 848
                             ===============================
Shares:
     Sold...................    1,361         61       146
     Issued in acquisitions.   17,919        862         -
     Reinvested.............      464         41         5
     Redeemed...............   (2,210)      (551)      (40)
                             -------------------------------
Net Increase (Decrease).....   17,534        413       111
                             ===============================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 14,166      $ 572   $ 1,531
     Reinvested.............    7,234      1,016       116
     Redeemed...............   (31,035)   (8,661)   (1,454)
                             -------------------------------
Net Increase (Decrease)..... $ (9,635)  $ (7,073)    $ 193
                             ===============================
Shares:
     Sold...................    1,864         76       201
     Reinvested.............      954        134        15
     Redeemed...............   (4,082)    (1,142)     (191)
                             -------------------------------
Net Increase (Decrease).....   (1,264)      (932)       25
                             ===============================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (5,079)    $ (452)    $ (46)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (480)       (63)       (8)
                             -------------------------------
Total Dividends and          $ (5,559)    $ (515)    $ (54)
Distributions...............
                             ===============================
Year Ended October 31, 2006
     From net investment
     income................. $ (7,298)    $ (940)    $ (86)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (3,337)      (566)      (50)
                             -------------------------------
Total Dividends and          $ (10,635) $ (1,506)   $ (136)
Distributions...............
                             ===============================




                                                                                                           Ultra Short
Amounts in thousands                                                                                        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,989           $ 10,047
Net realized gain (loss) from investment transactions and foreign currency transactions......                (90)               (17)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................               (472)               280
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,427             10,310

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,934)            (9,936)
From net realized gain on investments and foreign currency transactions......................                (44)                 -
                                                            Total Dividends and Distributions             (5,978)            (9,936)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (83,823)           214,456
                                                      Total increase (decrease) in net assets            (84,374)           214,830

Net Assets
Beginning of period..........................................................................            290,037             75,207
End of period (including undistributed net investment income as set forth below).............          $ 205,663          $ 290,037
Undistributed (overdistributed) net investment income (operating loss).......................               $ 23                $ -




                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 1,666    $ 1,118       $ -   $ 24,091   $ 1,686   $ 2,653   $ 12,892   $ 1,281        $ -
     Reinvested.............       68        220         -        562         8       870      3,882       281          -
     Redeemed...............   (1,411)    (1,460)        -    (17,864)      (36)   (3,799)   (83,635)   (26,896)        -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 323     $ (122)      $ -    $ 6,789   $ 1,658    $ (276) $ (66,861) $ (25,334)      $ -
                             ==============================================================================================
Shares:
     Sold...................      166        112         -      2,396       168       265      1,284       127          -
     Reinvested.............        7         22         -         56         1        87        386        28          -
     Redeemed...............     (141)      (146)        -     (1,778)       (4)     (380)    (8,310)   (2,692)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       32        (12)        -        674       165       (28)    (6,640)   (2,537)         -
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 3,247    $ 3,308       $ -   $ 25,965       N/A   $ 5,336  $ 213,954  $ 29,433        $ -
     Reinvested.............      507        394         -        271       N/A     1,503      6,440       769          1
     Redeemed...............   (27,434)   (3,294)        -     (5,818)      N/A    (7,325)   (28,110)   (4,691)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (23,680)    $ 408       $ -   $ 20,418       N/A    $ (486) $ 192,284  $ 25,511        $ 1
                             ==============================================================================================
Shares:
     Sold...................      325        331         -      2,581       N/A       534     21,287     2,949          -
     Reinvested.............       51         40         -         27       N/A       151        640        77          -
     Redeemed...............   (2,749)      (330)        -       (578)      N/A      (734)    (2,794)     (470)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (2,373)        41         -      2,030       N/A       (49)    19,133     2,556          -
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (68)   $ (219)       $ -    $ (637)      $ (8)  $ (871)  $ (3,855)   $ (276)        $ -
     From net realized gain
     on investments and
     foreign currency
     transactions...........        -         (2)        -         (4)        -        (6)       (27)       (5)         -
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (68)    $ (221)      $ -     $ (641)     $ (8)   $ (877)  $ (3,882)   $ (281)       $ -
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (508)    $ (394)      $ -     $ (307)      N/A  $ (1,517)  $ (6,440)   $ (769)     $ (1)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (508)    $ (394)      $ -     $ (307)      N/A  $ (1,517)  $ (6,440)   $ (769)     $ (1)
Distributions...............
                             ==============================================================================================





Amounts in thousands                                                                                  West Coast Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 7,260            $ 8,642
Net realized gain (loss) from investment transactions and foreign currency transactions......             63,570             43,714
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             60,437            164,163
                              Net Increase (Decrease) in Net Assets Resulting from Operations            131,267            216,519

Dividends and Distributions to Shareholders
From net investment income...................................................................             (9,570)            (6,859)
From net realized gain on investments and foreign currency transactions......................            (44,214)           (38,884)
                                                            Total Dividends and Distributions            (53,784)           (45,743)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (163,146)           203,777
                                                      Total increase (decrease) in net assets            (85,663)           374,553

Net Assets
Beginning of period..........................................................................          1,912,727          1,538,174
End of period (including undistributed net investment income as set forth below).............        $ 1,827,064        $ 1,912,727
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,656            $ 4,966




                              Class A   Class B    Class C  Institutional R1
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold................... $ 51,310    $ 9,819   $ 2,986    $ 1,304       N/A
     Reinvested.............   22,332      4,160       491     24,623       N/A
     Redeemed...............   (77,444)  (18,857)   (4,559)   (179,311)     N/A
                             ----------------------------------------------------
Net Increase (Decrease)..... $ (3,802)  $ (4,878) $ (1,082) $ (153,384)     N/A
                             ====================================================
Shares:
     Sold...................    1,164        252        76         29       N/A
     Reinvested.............      509        107        13        556       N/A
     Redeemed...............   (1,760)      (483)     (116)    (4,077)      N/A
                             ----------------------------------------------------
Net Increase (Decrease).....      (87)      (124)      (27)    (3,492)      N/A
                             ====================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 154,435  $ 33,517   $ 8,989  $ 132,311      $ 15
     Reinvested.............   19,817      4,311       383     19,847         -
     Redeemed...............   (108,495  (36,955)   (3,440)   (20,943)      (15)
                             ----------------------------------------------------
Net Increase (Decrease)..... $ 65,757      $ 873   $ 5,932  $ 131,215       $ -
                             ====================================================
Shares:
     Sold...................    3,733        910       243      3,207         -
     Reinvested.............      486        119        10        483         -
     Redeemed...............   (2,631)    (1,007)      (94)      (504)        -
                             ----------------------------------------------------
Net Increase (Decrease).....    1,588         22       159      3,186         -
                             ====================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (3,642)       $ -       $ -   $ (5,928)      N/A
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (20,195)    (4,772)     (552)   (18,695)      N/A
                             ----------------------------------------------------
Total Dividends and          $ (23,837) $ (4,772)   $ (552) $ (24,623)      N/A
Distributions...............
                             ====================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (2,474)       $ -       $ -   $ (4,385)     $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (18,343)    (4,670)     (403)  (15,468)         -
                             ----------------------------------------------------
                             ----------------------------------------------------
Total Dividends and          $ (20,817) $ (4,670)   $ (403) $ (19,853)     $  -
Distributions...............
                             ====================================================

                            STATEMENTS OF CASH FLOWS

                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)



Amounts in thousands                                                                                                   California
                                                                                                                     Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net increase in net assets from operations.........................................................................         $ 5,073
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities.............................................................................       (144,984)
     Proceeds from sale of investment securities...................................................................          104,796
     Increase in capital shares sold receivable....................................................................          (1,009)

     Decrease in accrued interest receivable.......................................................................      (244 )
     Decrease in receivable for investment securities sold.........................................................            3,894
     Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager..................           (111)
     Decrease in capital shares reacquired.........................................................................          (2,224)

     Increase in dividends payable.................................................................................       742
     Increase in interest expense and fees payable.................................................................              482
     Increase in payable for investment securities purchased.......................................................            5,872
     Net proceeds from futures contracts...........................................................................              191
     Net accretion of bond discounts and amortization of premiums..................................................            (626)
     Unrealized depreciation on investments........................................................................           3,981
     Net realized gain from investments............................................................................          (1,286)
                                                                                                                    ----------------
                                                                              Net cash used in operating activities         (24,453)

Cash Flows from Financing Activities:
     Increase in payable for floating rate notes issued............................................................          36,950
     Proceeds from shares sold.....................................................................................          40,687
     Payment on shares redeemed....................................................................................         (47,965)
     Dividends and distributions paid to shareholders..............................................................          (3,878)
     Decrease in indebtedness......................................................................................            (311)
                                                                                                                    ----------------

                                                                          Net cash provided by financing activities      25,483
                                                                                                                    ----------------

     Net  increase in cash.........................................................................................              30

Cash:
     Beginning of period...........................................................................................                -
                                                                                                                    ----------------
     End of period.................................................................................................               30
                                                                                                                    ================

Supplemental disclosure of cash flow information:
     Reinvestment of dividends and distributions ..................................................................         $ 6,452







                                                                                                                    Tax-Exempt Bond
Amounts in thousands                                                                                                     Fund I
------------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net increase in net assets from operations.........................................................................         $ 3,838
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities.............................................................................        (60,336)
     Proceeds from sale of investment securities...................................................................           63,452
     Increase in cash from acquisition of Tax-Exempt Bond Fund.....................................................            6,153
     Net sales or (purchases) of short term securities.............................................................           (800)

     Increase in capital shares sold receivable....................................................................      (895 )

     Decrease in accrued interest receivable....................................................................... (1,916 )

     Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager..................        14
     Decrease in capital shares reacquired.........................................................................           (534)

     Increase in dividends payable.................................................................................       839
     Increase in interest expense and fees payable.................................................................              61
     Increase in investment securities purchased...................................................................            (513)
     Net proceeds from futures contracts...........................................................................               97
     Net accretion of bond discounts and amortization of premiums..................................................             (77)
     Unrealized depreciation on investments........................................................................           1,910
     Net realized gain from investments............................................................................            (233)
                                                                                                                    ----------------

                                                                              Net cash used in operating activities      11,060

Cash Flows from Financing Activities:
     Increase in payable for floating rate notes issued............................................................             595
     Proceeds from shares sold.....................................................................................          11,962
     Payment on shares redeemed....................................................................................         (21,415)
     Dividends and distributions paid to shareholders..............................................................          (2,228)
                                                                                                                    ----------------

                                                                          Net cash provided by financing activities    (11,086 )
                                                                                                                    ----------------


     Net  increase in cash.........................................................................................      (26 )

Cash:

     Beginning of period...........................................................................................        43
                                                                                                                    ----------------

     End of period.................................................................................................        17
                                                                                                                    ================

Supplemental disclosure of cash flow information:
     Reinvestment of dividends and distributions ..................................................................         $ 3,900


                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

118

1.  Organization

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2007, the Fund consists of 67 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Insured Intermediate Municipal Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund I, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Stock Fund, Money Market Fund, Mortgage Securities Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund, Tax-Exempt Bond Fund I, Ultra Short Bond Fund, and West Coast Equity Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares is provided separately.

Effective March 15, 2006, the initial purchase of $250,000 of Class A shares of Ultra Short Bond Fund was made by Principal Life Insurance Company.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the "Transaction"). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.

Effective January 10, 2007, the initial purchases of $10,000 of Class A and Class B shares of SmallCap Growth Fund were made by Principal Life Insurance Company.

Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund, and Ultra Short Bond Fund (the "Principal Funds") were made by Principal Life Insurance Company.

Effective January 12, 2007, California Insured Intermediate Municipal Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, LargeCap Growth Fund, High Yield Fund II, Income Fund, Diversified International Fund, MidCap Stock Fund, Money Market Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Value Fund, Mortgage Securities Fund, and West Coast Equity Fund (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Trust I and WM Trust II (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated realized losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

                                                             Accumulated                                                 Net Assets
                                                                 Net                                   Net                    of
                                                              Investment  Accumulated                   Assets  Net Assets Acquiring
                                         Conversion Ratio      Income/      Realized     Unrealized       of        of       Fund
                                               Class            (Loss)       Gains/     Appreciation   Acquired Acquiring  following
     Acquired           Acquiring          A                    (000s)       Losses    (Depreciation)    Fund      Fund  acquisition
                                           -                    ------
       Fund                Fund        B         C         I                 (000s)        (000s)       (000s)    (000s)    (000s)
       ----                ----                  -         -                 ------        ------       ------    ------    ------
WM California       California
Insured             Insured
Intermediate        Intermediate                                                                                           $
Municipal Fund*     Municipal Fund      1.00  1.00 1.00  N/A     $ 56       $ (214)        $ 2,273     $104,039      $   --  104,039

WM California       California
Municipal Fund*     Municipal Fund      1.00  1.00 1.00  N/A       138             742       18,036     398,852          --  398,852

WM Growth & Income  Disciplined
Fund                LargeCap Blend
                    Fund                1.59  1.54 1.51  1.59        --        (7,765)     519,637    2,351,132 1,074,834 3,425,966

WM Growth Fund      LargeCap Growth
                    Fund                2.17  1.95 1.94  2.27        --     (182,164)       287,667    2,468,659 1,012,961 3,481,620

WM High Yield Fund*
                    High Yield Fund II  1.00  1.00 1.00  1.00      951        (1,915)       71,874    1,279,416         -- 1,279,416
1. Organization (continued)
                                                                                                                           Net
                                                                                                                           Assets
                                                             Accumulated                               Net                    of
                                                                 Net                                    Assets  Net Assets Acquiring
                                         Conversion Ratio     Investment  Accumulated    Unrealized       of        of       Fund
                                               Class            Income      Realized    Appreciation   Acquired Acquiring  following
     Acquired           Acquiring          A                    (Loss)       Losses    (Depreciation)    Fund      Fund  acquisition
                                           -
       Fund                Fund        B         C         I    (000s)       (000s)        (000s)       (000s)    (000s)    (000s)
       ----                ----                  -         -    ------       ------        ------       ------    ------    ------
WM Income Fund*     Income Fund         1.00  1.00 1.00  1.00    1,569       (18,709)       (2,667)     949,537          --  949,537

                    Diversified
WM International    International
Growth Fund         Growth Fund         0.81  0.77 0.75  0.82   (5,500)         (461)       171,434    1,252,475   866,788 2,119,263

WM Mid Cap Stock                                                                                                           $
Fund*               MidCap Stock Fund   1.00  1.00 1.00  1.00   $(101)       $4,548       $330,139     $187,654     $    --  187,654

WM Money
Market Fund         Money Market Fund   1.00  1.00 1.00  1.00        --            (4)            --   1,324,270   742,321 2,066,591

                    Real Estate
WM REIT Fund        Securities Fund     0.67  0.66 0.66  0.67        --              --    153,242      501,306  1,435,213 1,936,519

WM Short Term       Short-Term
Income Fund*        Income Fund         0.20  N/A  0.20  0.20      207       (4,298)        (2,812)     235,427          --  235,427

WM Small Cap        SmallCap
Growth Fund         Growth Fund         1.74  1.50 1.52  1.81        --      (30,623)         43,997     398,431     48,409  446,840

WM Small Cap        SmallCap
Value Fund          Value Fund          0.57  0.57 0.57  0.57        --         4,429         19,964     309,138    262,371  571,509

WM U.S. Government  Mortgage
Securities Fund*    Securities Fund     1.00  1.00 1.00  1.00      385      (31,715)        30,845    1,690,434         -- 1,690,434

WM West Coast       West Coast
Equity Fund*        Equity Fund         1.00  1.00 1.00  1.00     (42)       33,232       647,760     1,974,211         -- 1,974,211

*Designates the survivor for accounting and performance reporting purposes (the
"Reorganized Funds").

Effective January 12, 2007, Equity Income Fund I acquired all the assets and assumed all the of liabilities WM Equity Income Fund and Equity Income Fund (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Fund I at an approximate exchange rate of 1.00 for WM Equity Income Fund Class A, Class B, Class C, and Institutional Class shares, and .60 for Equity Income Fund Class A and Class B shares. The aggregate net assets of WM Equity Income Fund, Equity Income Fund, and Equity Income Fund I immediately prior to the acquisition were approximately $3,979,523,000 (including approximately $2,539,000 of accumulated net investment income, $49,241,000 of accumulated realized gains, and $755,745,000 of unrealized appreciation), $124,300,000 (including approximately $54,000 of accumulated net investment income, $37,000 of accumulated realized losses, and $7,424,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Fund I immediately following the acquisition were $4,103,823,000. WM Equity Income Fund is the survivor for accounting and performance reporting purposes (a "Reorganized Fund").

Effective January 12, 2007, Tax-Exempt Bond Fund I acquired all the assets and assumed all the of liabilities WM Tax Exempt Bond Fund and Tax-Exempt Fund (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Tax-Exempt Bond Fund I at an approximate exchange rate of 1.00 for WM Tax Exempt Bond Fund Class A, Class B, and Class C shares, and 1.56 and 1.58 for Tax-Exempt Bond Fund Class A and Class B shares. The aggregate net assets of WM Tax Exempt Bond Fund, Tax-Exempt Bond Fund, and Tax-Exempt Bond Fund I immediately prior to the acquisition were approximately $187,654,000 (including approximately $243,000 of accumulated net investment income, $246,000 of accumulated realized losses, and $12,928,000 of unrealized appreciation), $143,229,000 (including approximately $485,000 of accumulated net investment income, $2,643,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Tax-Exempt Bond Fund I immediately following the acquisition were $330,883,000. WM Tax Exempt Bond Fund is the survivor for accounting and performance reporting purposes (a "Reorganized Fund").

Effective January 12, 2007, Partners LargeCap Growth Fund II acquired all the assets and assumed all the liabilities of Principal LargeCap Growth Fund pursuant to a plan of acquisition approved by the shareholders of Partners LargeCap Growth Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from Partners LargeCap Growth Fund for shares of Partners LargeCap Growth Fund II at an approximate exchange rate of 1.42 for Advisors Preferred, 1.42 for Advisors Select, 1.40 for Advisors Signature, 1.45 for Class J, 1.40 for Institutional, 1.41 for Preferred, and 1.41 for Select shares. The aggregate net assets of Partners LargeCap Growth Fund and Partners LargeCap Growth Fund II immediately prior to the acquisition were approximately $132,168,000 (including approximately $42,000 of accumulated net investment operating loss and $10,810,000 of unrealized appreciation) and $748,188,000, respectively. The aggregate net assets of Partners LargeCap Growth Fund II immediately following the acquisition were $880,356,000.
1. Organization (continued)

Effective October 1, 2006, (i) the rule 12b-1 plan applicable to Class R-1 and Class R-2 shares of each of the Acquired Funds was amended to reduce the amounts payable for distribution thereunder to the annual rate of 0.25% of the net assets attributable to such shares, (ii) the plan recordkeeping/administrative services agreement applicable to such shares was replaced with a transfer agency agreement identical to the transfer agency agreement applicable to Class A shares, (iii) the number of Class R-1 and Class R-2 shares was increased or decreased proportionately so that the net asset value of each Class R-1 and Class R-2 shares was equal to the net asset value of each Class A share of the Acquired Funds, and (iv) since the economic attributes of Class R-1 and Class R-2 shares would thereafter be identical to those of Class A shares of such Fund, they were re-designated as Class A shares of the Acquired Funds.

Effective January 4, 2007, Class B shares of WM Short Term Income Fund discontinued operations and converted to Class A shares of WM Short Term Income Fund.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are ordinarily not reflected in the Funds' net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds' holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Insured Intermediate Municipal Fund, California Municipal Fund, High Yield Fund II, Income Fund, Mortgage Securities Fund, Short-Term Income Fund, Tax-Exempt Bond Fund I and Ultra Short Bond Fund, all net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2007, Diversified International Fund had a foreign tax refund receivable of $45,000, and an approximate capital loss carryforward of $40,000 that expires in 2015, and International Emerging Markets Fund had a foreign tax refund receivable of $170,000, a deferred tax liability of $154,000, and no capital loss carryforward, relating to Indian securities (in thousands).

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3. Operating Policies

Floating Rate Notes Issued in Conjunction with Securities Held. California Insured Intermediate Municipal Fund, California Municipal Fund, and Tax-Exempt Bond Fund I have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund's investment assets, and the related floating rate notes reflected as fund liabilities under the caption "floating rate notes issued" in the "statement of assets and liabilities". The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rates notes are included in each Funds' schedule of investments.

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds' ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds' ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund's by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2007, the Funds had no outstanding borrowing under the line of credit.

3. Operating Policies

Options Contracts. The Funds (with the exception of Money Market Fund) may enter into options on futures contracts for both hedging and non-hedging purposes. During the period the options contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.
Details of options contracts open at period end are included in the Funds' schedules of investments.


Bond & Mortgage Securities Fund                                                       Number of Contracts     Amount in thousands
-------------------------------                                                       -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                              2,834                   $542
Options expired                                                                             (1,797)                  (556)
Options closed                                                                              (1,037)                  (74)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Government & High Quality Bond Fund                                                   Number of Contracts     Amount in thousands
-----------------------------------                                                   -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                              1,590                   $240
Options expired                                                                                --                       --
Options closed                                                                              (1,590)                  (307)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Inflation Protection Fund                                                             Number of Contracts     Amount in thousands
-------------------------                                                             -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                                46                     $15
Options expired                                                                                --                       --
Options closed                                                                                (46)                   (16)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Short Term Bond Fund                                                                  Number of Contracts     Amount in thousands
--------------------                                                                  -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                                70                     $23
Options expired                                                                                --                       --
Options closed                                                                                (70)                   (24)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

SmallCap Value Fund                                                                   Number of Contracts     Amount in thousands
-------------------                                                                   -------------------     -------------------
Acquired in acquisition                                                                      32,750                         $    --
Options written                                                                                --                       --
Options expired                                                                             (32,750)                (4,595)
Options closed                                                                                 --                       --
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Ultra Short Bond Fund                                                                 Number of Contracts     Amount in thousands
---------------------                                                                 -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                                88                     $28
Options expired                                                                                --                       --
Options closed                                                                                (88)                   (30)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --


Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds' policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2007, the Funds had securities on loan as follows (in thousands):


                                           Market     Collateral                                    Market Value  Collateral
                                             Value       Value                                                       Value
Bond & Mortgage Securities Fund             $464,036     $506,158  Partners LargeCap Growth Fund I       255,846      267,201
Disciplined LargeCap Blend Fund              390,499      406,395  Partners LargeCap Growth Fund          90,791       94,576
                                       II
Diversified International Fund               304,331      320,059  Partners LargeCap Value Fund          278,762      290,784
Equity Income Fund I                         618,840      644,191  Partners MidCap Growth Fund           157,338      164,512
Government & High Quality Bond Fund           88,327       89,336  Partners MidCap Growth Fund I          73,752       76,331
High Yield Fund II                           246,881      253,912  Partners MidCap Value Fund            148,063      153,863
Income Fund                                  127,620      130,033  Partners SmallCap Growth Fund         194,837      204,284
                                       II
Inflation Protection Fund                    131,894      134,375  Preferred Securities Fund              63,261       64,876
International Emerging Markets Fund           47,470       49,509  Real Estate Securities Fund           259,508      270,491
LargeCap Growth Fund                         470,993      493,706  Short-Term Bond Fund                   31,060       32,851
LargeCap S&P 500 Index Fund                  116,758      121,697  Short-Term Income Fund                 23,846       24,324
LargeCap Value Fund                           76,269       79,407  SmallCap Blend Fund                   100,308      105,154
MidCap Blend Fund                            250,148      259,374  SmallCap Growth Fund                  125,435      131,479
MidCap Stock Fund                            171,148      178,029  SmallCap Value Fund                   146,771      153,557
Mortgage Securities Fund                      32,456       32,999  Ultra Short Bond Fund                   3,362        3,307
Partners LargeCap Blend Fund                 138,381      144,010  West Coast Equity Fund                351,032      366,519
Partners LargeCap Blend Fund I                90,094       94,110


Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

Swaptions. The Funds (with the exception of Money Market Fund) may enter into options on swap agreements ("swaptions"). During the period the swaptions are open, daily changes in the value of the swaption are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract. Details of swaptions open at period end are included in the Funds' schedules of investments.

4.  Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds' average daily net assets. The annual rates used in this calculation for the Funds are as follows:

                                  Net Assets of Funds (in millions)                        Net Assets of Funds (inmillions)
                                First Next Next Over $1.5                                  First Next Next Over $1.5
                                $500 $500 $500 billion                                     $500 $500 $500 billion


Disciplined LargeCap Blend Fund  .60%   .58%  .56%    .55%   Partners MidCap Growth Fund I 1.00%  .98%   .96%    .95%

Government & High Quality                                    Partners MidCap Value Fund    1.00    .98   .96     .95
  Bond Fund                      .40   .38    .36     .35
Inflation Protection Fund        .40  .38    .36     .35    Partners SmallCap Growth Fund II 1.00    .98   .96     .95

International Emerging Markets  1.20   1.18   1.16    1.15   Preferred Securities Fund     .75    .73   .71     .70
Fund
LargeCap S&P 500 Index Fund       .15  .15    .15     .15    Real Estate Securities Fund   .85    .83   .81     .80
LargeCap Value Fund               .45  .43    .41     .40    Short-Term Bond Fund          .40    .38   .36     .35
MidCap Blend Fund                 .65  .63    .61     .60    SmallCap Blend Fund           .75    .73   .71     .70
Partners LargeCap Blend Fund      .75  .73    .71     .70    SmallCap Growth Fund          .75    .73   .71     .70
Partners LargeCap Blend Fund I    .45  .43    .41     .40    SmallCap Value Fund           .75    .73   .71     .70
Partners LargeCap Growth Fund I   .75  .73    .71     .70    Tax-Exempt Bond Fund I        .50    .48   .46     .45
Partners LargeCap Growth Fund   1.00   .98    .96     .95    Ultra Short Bond Fund         .40    .39   .38     .37
II
Partners MidCap Growth Fund     1.00   .98    .96     .95


                                             Net Assets of Funds                             Net Assets of Funds
                                             First $1   Over $1                             First $2   Over $2
                                             billion     billion                             billion    billion
California Intermediate Insured Municipal       .50%        .45%   Income Fund                  .50%       .45%
Fund
California Municipal Fund                      .50         .45     Mortgage Securities Fund    .50        .45


                                      Net Assets of Funds (in                             Net Assets of Funds (in millions)
                                             millions)
                                    First     Next       Over                                First    Next        Over $1
                                     $200      $300      $500                                 $500      $500      billion
                                     ----      ----      ----                             -   ----      ----      -------
Short-Term Income Fund               .50%     .45%       .40%        West Coast Equity Fund   .625%      .50%       .375%



                                    Net Assets of Funds                                       Net Assets of Funds (in
                                                                                                      millions)
                           First      Next       Next     Over $3                                First          Over
                          $1 billion $1 billion $1 billion  billion                                 $250          $250
                          ---      ---------- ----------  -------                                 ----          ----

MidCap Stock Fund                        .70%       .65%   .60%    High Yield Fund  II            .625%          .50%
                              .75%


                                           Net Assets of Funds (in millions)
                                  First    Next     Next     Next   Next $1   Over $3
                                   $500    $500     $500     $500   billion   billion
                                   ----    ----     ----     ----   -------   -------
Bond & Mortgage Securities Fund     .55%             .51%     .50%     .48%      .45%
                                           .53%
Diversified International Fund     .90      .88     .86      .85      .83       .80
Money Market Fund                  .40      .39     .38      .37      .36       .35
Partners LargeCap Value Fund       .80      .78     .76      .75      .73       .70

                                      Net Assets of Funds (in millions)
                                  First    Next   Next $1  Next $1  Over $3
                                                           --------
                                   $500    $500   billion  billion  billion
LargeCap Growth Fund                 .68%             .62%     .58%     .55%
                                           .65%

C                                    Net Assets of Funds (in
                                           millions)
                                  First   Next        Over
                                   $250    $250       $500
                                 - ----    ----       ----
Equity Income Fund I               .60%    .55%       .50%

On January 1, 2007, the investment advisory and management fees for certain of the Funds were revised. From November 1, 2006 through December 31, 2006, the annual rates used in the calculations were:

                               Net Assets of Funds (in
                                       millions)
                              FirstNext  Next  Over $1.5
                              $500 $500  $500   billion
                              ---- ----  ----   -------
Bond & Mortgage Securities    .55% .53%  .51%     .50%
Fund
Diversified International      .90  .88   .86        .85
Fund
Money Market Fund              .40  .39   .38        .37
Partners LargeCap Value Fund   .80  .78   .76        .75


On January 16, 2007, the investment advisory and management fee for LargeCap Growth Fund was revised. From November 1, 2006 through January 15, 2007, the annual rates used in the calculation were .55% of the first $500 million, .53% of the next $500 million, .51% of the next $500 million, and $.50% over $1.5 billion.

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Prior to the Transaction, Class A, Class B, and Class J shares of the Principal Funds reimbursed the Manager for transfer and administrative services. Prior to the Transaction, Class A, Class, B, and Class C shares of the Reorganized Funds paid a fee to WM Shareholder Services, Inc. for transfer agent services. On January 1, 2007, Class A, Class B, Class C, and Class J shares of the Funds began reimbursing Principal Shareholder Services, Inc. (the "Transfer Agent") (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

                                       Class A          Class B           Class C          Class J
                                     Period from       Period from    Period from        Period from
                                  November 1, 2006  November 1, 2006  January 16, 2007   November 1,2006
                                       through          through          through         through
                                   April 30, 2007    April 30, 2007   April 30, 2007   April 30, 2007      Expiration
                                   --------------    --------------   --------------   --------------      ----------
Bond & Mortgage Securities Fund          0.94%           1.60%               1.75%**        N/A           June 30, 2009
California Insured Intermediate
  Municipal Fund                         0.86*           1.62*             1.62             N/A         February 28, 2008
California Municipal Fund                0.83*           1.59*             1.59             N/A         February 28, 2008
Disciplined LargeCap Blend Fund          0.88*           1.91*             1.82             N/A         February 28, 2008
Diversified International Fund           1.29*           2.30*             2.08              1.59%*     February 28, 2008
Equity Income Fund I                     0.87*           1.73*             1.65             N/A         February 28, 2008
Government & High Quality Bond           N/A              N/A              1.65             N/A         February 28, 2008
  Fund
High Yield Fund II                       0.90*           1.66*             1.65             N/A         February 28, 2008
Income Fund                              0.90*           1.64*             1.65             N/A         February 28, 2008
Inflation Protection Fund               0.90              N/A              1.65             1.15        February 28, 2008
International Emerging Markets           N/A              N/A              2.80             N/A         February 28, 2008
  Fund
LargeCap Growth Fund                     1.28*           2.26*             2.03             N/A         February 28, 2008
LargeCap S&P 500 Index Fund              N/A              N/A              1.30             N/A         February 28, 2008
LargeCap Value Fund                      N/A              N/A              1.70             N/A         February 28, 2008
MidCap Blend Fund                       1.02              1.32              1.95**          N/A           June 30, 2008
MidCap Stock Fund                        1.10*           2.06*             1.95             N/A         February 28, 2008
Money Market Fund                        0.64*            1.74^^           1.79             N/A         February 28, 2008
Mortgage Securities Fund                 0.91*           1.65*             1.63             N/A         February 28, 2008
Partners LargeCap Blend Fund             N/A              N/A              2.20             N/A         February 28, 2008
Partners LargeCap Blend Fund I           N/A              N/A              1.90             N/A         February 28, 2008
Partners LargeCap Growth Fund I          N/A              N/A              2.20             N/A         February 28, 2008
Partners LargeCap Growth Fund II        1.70              N/A              2.45             1.75        February 28, 2008
Partners LargeCap Value Fund             N/A              N/A              2.25             N/A         February 28, 2008
Partners MidCap Growth Fund             1.75              2.50              2.50**          N/A           June 30, 2008
Partners MidCap Growth Fund I           1.75              N/A              2.50             N/A         February 28, 2008
Partners MidCap Value Fund              1.75              2.50             2.50             N/A         February 28, 2008
Partners SmallCap Growth Fund II        1.95              2.70              2.70**           2.05**       June 30, 2008
Preferred Securities Fund               1.00              N/A              1.75             1.60        February 28, 2008
Real Estate Securities Fund              1.28*           2.08*             1.98             N/A         February 28, 2008
Short-Term Bond Fund                     N/A              N/A              1.70             N/A         February 28, 2008
Short-Term Income Fund                   0.95*            N/A              1.67             N/A         February 28, 2008
SmallCap Blend Fund                      N/A              N/A              2.20             N/A         February 28, 2008
SmallCap Growth Fund                     1.42*           2.57*             2.21             1.50*       February 28, 2008
SmallCap Value Fund                      1.35^           2.29#             2.08             1.47*       February 28, 2008
Tax-Exempt Bond Fund I                   0.76*           1.15*              1.65**          N/A           June 30, 2008
Ultra Short Bond Fund                   0.75              N/A              1.50             1.20        February 28, 2008
West Coast Equity                        0.86*           1.78*             1.70             N/A         February 28, 2008
*  Period from January 16, 2007 through April 30, 2007.
** Expires February 28, 2008.
^ Period from January 16, 2007 through April 30, 2007. From November 1, 2006 through January 15, 2007, the expense limit for SmallCap Value Fund Class A shares was 1.45%. ^^ Period from March 1, 2007 through April 30, 2007. From
November 1, 2006 through February 28, 2007, the expense limit for Money Market
Fund Class B shares was 1.60%.
#  Period from March 1, 2007 trough April 30, 2007. From November 1, 2006 through February 28, 2007, the expense limit  for
SmallCap Value Fund Class B shares was 2.20%

4.  Management Agreement and Transactions with Affiliates (Continued)


                  From January 16, 2007 through April 30, 2007
                             Advisors       Advisors      Advisors
                             Preferred       Select       Signature  Institutional     Preferred         Select         Expiration
Diversified International        1.47%         1.65%         1.78%         0.90%          1.16%            1.28%   February 28, 2008
  Fund
SmallCap Growth Fund            1.32          1.50          1.63          0.75           1.01             1.13     February 28, 2008
SmallCap Value Fund             1.32          1.50          1.63          0.75           1.01             1.13     February 28, 2008



Distribution and Shareholder Servicing Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter for these classes of shares, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class J shares of Money Market Fund is .25%. The annual rates for each of the other Funds are .25%, .30%, .35%, ..50%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select Classes of shares, respectively.

From November 1, 2006 through January 12, 2007 Class A and Class B shares of the Principal Funds, incurred distribution and shareholder servicing fees, computed at an annual rate of the average daily net assets attributable to each Class A and Class B shares of the Funds. Pursuant to the distribution agreements for Class A and Class B shares, fees that were unused by Princor Financial Services Corporation, the former principal underwriter, at the end of the fiscal year were returned to the respective Funds which generated the excess. The annual rates were up to .25% (.15% for LargeCap Stock S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond Fund, Money Market Fund does not incur a fee) and 1.00% for Class A and Class B shares, respectively. Prior to the Transaction, Class A, Class B, and Class C shares of the Reorganized Funds paid distribution and shareholder servicing fees to WM Funds Distributor, Inc. On December 15, 2006, shareholders of the Principal Funds approved an amendment to the distribution agreements whereby effective January 16, 2007, Class A, Class B, and Class C shares would begin paying distribution and shareholder servicing fees to Principal Funds Distributor, Inc., the new principal underwriter. Subsequent to the Transaction, each of the Reorganized Funds paid distribution and shareholder servicing fees to Principal Funds Distributor, Inc. The annual rates are .25%, (.15% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond fund, Money Market Fund does not incur a fee.) 1.00%, and 1.00% for Class A, Class B, and Class C shares, respectively.

Beginning January 1, 2007, Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2007. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .45% for Class J shares.

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class J share redemptions. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase.

From November 1, 2006 through January 12, 2007, Princor Financial Services Corporation, as the former principal underwriter, received proceeds of any CDSC on certain Class A and Class B share redemptions of the Principal Funds. The charge for Class A shares was .75% (.25% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares was based on declining rates which began at 4.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retained sales charges on sales of Class A shares based on declining rates which began at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund and Short-Term Bond Fund, 4.75% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Preferred Securities Fund and 5.75% for all other Principal Funds. Prior to the Reorganization, WM Funds Distributor, Inc., received proceeds of any CDSC on Class A, Class B, and Class C redemptions and retained sales charges on sales of Class A shares of the Reorganized Funds.

Beginning January 16, 2007, Principal Funds Distributor, Inc., as the new principal underwriter, began receiving proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge for Class A shares is 1% (.50% for the Short-Term Bond Fund and Short-Term Income Fund; .25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 5% of the lesser of current market value or the cost or shares being redeemed. The charge for Class C shares is 1% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P Index Fund, 2.50% for Short-Term Bond Fund and Short Term Income Fund, 4.50% for Bond & Mortgage Securities Fund, California Insured Intermediate Municipal Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Preferred Securities Fund, and Tax-Exempt Bond Fund I, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended April 30, 2007, were as follows (in thousands):


                                                                           Class A         Class B        Class C        Class J
Bond & Mortgage Securities Fund                                              $ 196             $25            $ --            $36
California Insured Intermediate Municipal Fund                                  96               --              --            N/A
California Municipal Fund                                                      310               --              --            N/A
Disciplined LargeCap Blend Fund                                                151              14              --            N/A
Diversified International Fund                                                 853              24              2             36
Equity Income Fund I                                                         2,746              15             21            N/A
Government & High Quality Bond Fund                                            161              35              --              6
High Yield Fund II                                                             762               1             17            N/A
Income Fund                                                                    133               --              1            N/A
Inflation Protection Fund                                                       14             N/A              --              1
International Emerging Markets Fund                                            387              11              --             34
LargeCap Growth Fund                                                           318              26              --              7
LargeCap S&P 500 Index Fund                                                     57             N/A              --             36
LargeCap Value Fund                                                            247              17              --              9
MidCap Blend Fund                                                              528              52              --             23
MidCap Stock Fund                                                              232               1              --            N/A
Money Market Fund                                                                4               8              7             75
Mortgage Securities Fund                                                       300               --              --            N/A
Partners LargeCap Blend Fund                                                   225              24              --             22
Partners LargeCap Blend Fund I                                                 126              15              --              7
Partners LargeCap Growth Fund I                                                104              12              --              7
Partners LargeCap Growth Fund II                                                 7             N/A              --              4
Partners LargeCap Value Fund                                                   171              19              --             17
Partners MidCap Growth Fund                                                     82              11              --              6
Partners MidCap Growth Fund I                                                   20             N/A              --            N/A
Partners MidCap Value Fund                                                      64               1              --             11
Partners SmallCap Growth Fund II                                                60               9              --              7
Preferred Securities Fund                                                      124             N/A              --              4
Real Estate Securities Fund                                                    587              21              1             25
Short-Term Bond Fund                                                            47             N/A              --             10
Short-Term Income Fund                                                          18             N/A              --            N/A
SmallCap Blend Fund                                                            166              17              --             17
SmallCap Growth Fund                                                            25               --              --              3
SmallCap Value Fund                                                            128               2              --             11
Tax-Exempt Bond Fund I                                                         109               2              1            N/A
Ultra Short Bond Fund                                                           28             N/A              --              1
West Coast Equity Fund                                                       2,711               2              4            N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.


At April 30, 2007, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):


                                         Advisors  Advisors
                                          Select  Signature  Class A  Class B Class C  InstitutionalPreferredSelect
Bond & Mortgage Securities Fund             --         --        375       --       1           242       --       --
Disciplined LargeCap Blend Fund             --         --         --        --       1             --       --       --
Diversified International Fund              --         --         --        --       1        3,462        --       --
Government & High Quality Bond Fund         --         --        127       --       1              1      --       --
Inflation Protection Fund                   --         --         --       N/A      1             --       --       --
LargeCap Growth Fund                        --         --         --        --       1        7,919        --       --
LargeCap S&P 500 Index Fund                 --         --         --       N/A      1             --       --       --
LargeCap Value Fund                         --         --         --        --       1        6,390        --       --
MidCap Blend Fund                           --         --         --        --       1              1      --       --
Money Market Fund                           --         --       38,604     --          10    2,276        --       --
Partners LargeCap Blend Fund                --         --         --        --       1             --       --       --
Partners LargeCap Blend Fund I              --         --         --        --       1              1      --       --
Partners LargeCap Growth Fund I             --         --         --        --       1             --       --       --
Partners LargeCap Growth Fund II            --         --         --       N/A      1             --       2       2
Partners LargeCap Value Fund                --         --         --        --       1             --       --       --
Partners MidCap Growth Fund                 --         --         --        --       1             --       --       --
Partners MidCap Growth Fund I               --         --         --       N/A      1             --       --       --
Partners MidCap Value Fund                  --         --         --        --       1             --       --       --
Partners SmallCap Growth Fund II            --         --         --        --       1             --       --       --
Preferred Securities Fund                   1         --         --       N/A      1             --       1       1
Short-Term Bond Fund                        --         1        667      N/A      1             --       --       --
SmallCap Blend Fund                         --         --         --        --       1        2,332        --       --
SmallCap Growth Fund                        --         1           1      1       1             --       --       --
SmallCap Value Fund                         --         --         --        --       1             --       --       --
Ultra Short Bond Fund                       --         1         --       N/A      1             --       --       1

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $156,000 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2007. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):


                                                  Period Ended
                                                 April 30, 2007
Partners MidCap Value Fund                            $110


                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)


5.  Investment Transactions


For the period ended April 30, 2007, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

                                         Purchases          Sales                                          Purchases          Sales
Bond & Mortgage Securities Fund        $ 3,913,555    $ 3,547,791 Parnters LargeCap Blend Fund I            $766,794       $365,518
California Insured Intermediate                                   Partners LargeCap Growth Fund I
  Municipal Fund                            18,532         26,678                                            654,855        303,635
California Municipal Fund                  144,984        104,796 Partners LargeCap Growth Fund II           558,462        715,872
Disciplined LargeCap Blend Fund          1,765,246      1,942,781 Partners LargeCap Value Fund               395,614        377,466
Diversified International Fund           1,148,132      1,180,425 Partners MidCap Growth Fund                401,647        372,688
Equity Income Fund I                     2,247,834      1,960,407 Partners MidCap Growth Fund I              150,670        149,499
Government & High Quality Bond                                    Partners MidCap Value Fund
Fund                                       627,486        640,620                                            584,779        546,487
High Yield Fund II                         767,834        339,173 Partners SmallCap Growth II                176,997        192,199
Income Fund                                 73,822        104,871 Preferred Securities Fund                  168,896        133,308
Inflation Protection Fund                  223,070         22,749 Real Estate Securities Fund                671,332        722,028
International Emerging Markets                                    Short-Term Bond Fund
Fund                                       739,547        293,532                                             71,871         47,156
LargeCap Growth Fund                     2,289,493      2,267,732 Short-Term Income Fund                      26,138         57,801
LargeCap S&P 500 Index Fund                100,355         24,606 SmallCap Blend Fund                         83,541         97,997
LargeCap Value Fund                        339,807        350,919 SmallCap Growth Fund                       231,692        220,834
MidCap Blend Fund                          109,539        121,256 SmallCap Value Fund                        351,895        321,043
MidCap Stock Fund                           69,087        195,228 Tax-Exempt Bond Fund I                      60,336         63,452
Mortgage Securities Fund                   127,797        144,449 Ultra Short Bond Fund                       40,754         99,716
Partners LargeCap Blend Fund               286,645        274,724 West Coast Equity Fund                     141,660        344,388


For the period ended April 30, 2007 , the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):
                                        Purchases           Sales                                          Purchases          Sales
Bond & Mortgage Securities Fund         $ 236,545      $  206,236 Mortgage Securities Fund                   $19,895        $26,624
Equity Income Fund I                       37,220          30,000 Short-Term Bond Fund                        11,076          2,743
Government & High Quality Bond                                    Short-Term Income Fund
Fund                                       18,466          18,373                                             10,009          3,038
Income Fund                                 7,772             367 Ultra Short Bond Fund                          992              -
Inflation Protection Fund                 293,905         139,115 West Coast Equity Fund                       9,550              -


The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds' schedules of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At April 30, 2007, certain of the Funds owned forward contracts to buy or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2007 are included in the schedules of investments.

6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2007 and October 31, 2006 were as follows (amounts in thousands):

                                             Ordinary Income     Tax-Exempt Income    Long-Term Capital Gain  Section 1250 Gains
                                             ---------------     -----------------    ----------------------  ------------------
                                             2007      2006       2007       2006       2007        2006         2007       2006
                                             ----      ----       ----       ----       ----        ----         ----       ----
                                                                                $  --
 Bond & Mortgage Securities Fund            $52,390    $78,237       $  --                 $   --         $  --      $ --       $ --
 California Insured Intermediate                                               3,593
 Municipal Fund                                   --          --      1,593                     --          300        --         --
 California Municipal Fund                        --        242      7,857     15,983      2,473        4,902        --          --
 Disciplined LargeCap Blend Fund             11,432     13,684          --          --     23,879        1,016        --          --
 Diversified International Fund              26,722      7,532          --          --     52,561       14,539        --          --
 Equity Income Fund I                        35,773     55,019          --          --    196,339       82,534        --          --
 Government & High Quality Bond Fund          8,108     15,725          --          --          --            --        --        --
 High Yield Fund II                          52,306     65,500          --          --     24,846            --        --         --
 Income Fund                                 34,525     69,370          --          --          --            --        --        --
 Inflation Protection Fund                    5,629      4,904          --          --          --            --        --        --
 International Emerging Markets Fund         21,464     11,978          --          --      8,482        3,495        --         --
 LargeCap Growth Fund                         4,154        383          --          --     12,172            --        --        --
 LargeCap S&P 500 Index Fund                 11,671      7,665          --          --      3,039        3,073        --         --
 LargeCap Value Fund                         11,030     13,042          --          --     34,028        6,472        --         --
 MidCap Blend Fund                           15,260      3,582          --          --     63,223       35,713        --         --
 MidCap Stock Fund                            9,781     19,163          --          --     41,972       50,638        -          --
 Money Market Fund                           38,111     27,165          --          --          --            --     --          --
 Mortgage Securities Fund                    41,146     86,165          --          --          --            --     --          --
 Partners LargeCap Blend Fund                25,065     20,506          --          --     30,246       19,722       --          --
 Partners LargeCap Blend Fund I               1,893        608          --          --          --          737        --         --
 Partners LargeCap Growth Fund I             13,545     15,625          --          --     45,889       20,735        --          --
 Partners LargeCap Growth Fund II            31,808      5,393          --          --     26,325        4,221        --          --
 Partners LargeCap Value Fund                38,660     24,895          --          --    114,676       63,956        --          --
 Partners MidCap Growth Fund                  1,273          --          --          --     13,170        3,001        --         --
 Partners MidCap Growth Fund I               10,426      9,209          --          --     21,153        6,277        --          --
 Partners MidCap Value Fund                  24,120     11,474          --          --     34,958       38,222        --          --
 Partners SmallCap Growth Fund II                 --      1,179          --          --     46,563       24,137        --         --
 Preferred Securities Fund                   17,097     26,080          --          --          --            --        --        --
 Real Estate Securities Fund                  7,496     13,245          --          --    100,583       20,745    2,768        748
 Short-Term Bond Fund                         5,947      9,060          --          --          --            --        --         -
 Short-Term Income Fund                       4,901      9,832          --          --          --            --        --        --
 SmallCap Blend Fund                          1,561      2,005          --          --     25,794       14,845        --          --
 SmallCap Growth Fund                           110        493          --          --      1,970        1,515        --          --
 SmallCap Value Fund                          7,198      7,185          --          --      4,780        2,185        --          --
 Tax-Exempt Bond Fund I                           --        240      5,577      5,660        551        3,715        --          --
 Ultra Short Bond Fund                        5,934      9,936          --          --         44            --        --         --
 West Coast Equity Fund                      11,204      6,859          --          --     42,580       38,884        --          --

The acquisitions of WM California Insured Intermediate Municipal Fund, WM California Municipal Fund, WM Equity Income Fund, WM High Yield Fund, WM Income Fund, WM Mid Cap Stock Fund, WM U.S. Government Securities Fund, WM Short Term Income Fund, WM Tax Exempt Bond Fund, and WM West Coast Equity Fund, by corresponding series of Principal Investors Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2006, the components of distributable earnings on a federal tax basis were as follows
(amounts in thousands):



                                             Undistributed       Undistributed          Undistributed            Undistributed
                                            Ordinary Income    Tax-Exempt Income   Long-Term Capital Gains    Section 1250 Gains
Bond & Mortgage Securities Fund*                     $ 2,271     $     --                        $    --
California Insured Intermediate Municipal                             142
Fund                                                       --                                             --             --
California Municipal Fund                                  --          605                            2,471             --
Disciplined LargeCap Blend Fund                        8,557           --                            23,879             --
Diversified International Fund*                       26,377           --                            52,565             --
Equity Income Fund I                                   9,831           --                           196,338             --
Government & High Quality Bond Fund                       50           --                                 --             --
High Yield Fund II                                     6,286           --                            24,844             --
Income Fund                                            2,946           --                                 --             --
Inflation Protection Fund                                 21           --                                 --             --
International Emerging Markets Fund                   20,442           --                             8,484             --
LargeCap Growth Fund*                                  2,273           --                            12,184             --
LargeCap S&P 500 Index Fund                            8,913           --                             3,040             --
LargeCap Value Fund                                    8,279           --                            34,028             --
MidCap Blend Fund                                     15,262           --                            63,223             --
MidCap Stock Fund                                      7,620           --                            41,968             --
Mortgage Securities Fund                                 630           --                                 --             --
Partners LargeCap Blend Fund                          22,856           --                            30,249             --
Partners LargeCap Blend Fund I                         1,007           --                                 --             --
Partners LargeCap Growth Fund I*                      12,145           --                            45,897             --
Partners LargeCap Growth Fund II                      31,251           --                            26,332             --
Partners LargeCap Value Fund                          28,480           --                           114,683             --
Partners MidCap Growth Fund*                           1,273           --                            13,173             --
Partners MidCap Growth Fund I                         10,428           --                            21,153             --
Partners MidCap Value Fund                            22,429           --                            34,960             --
Partners SmallCap Growth Fund II*                          --          --                                --           46,564
Preferred Securities Fund                              3,016           --                                 --             --
Real Estate Securities Fund                                --           --                           100,584           2,773
Short-Term Bond Fund                                     142           --                                 --             --
Short-Term Income Fund                                    78           --                                 --             --
SmallCap Blend Fund                                    1,562           --                            25,796             --
SmallCap Growth Fund*                                    111           --                             1,970             --
SmallCap Value Fund                                    6,742           --                             4,780             --
Tax-Exempt Bond Fund I                                     1          477                              550             --
Ultra Short Bond Fund                                      --           --                                46             --
West Coast Equity Fund                                 6,598           --                            42,575             --


* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2006, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):


                                                              Net Capital Loss Carryforward Expiring In:
                                                                                                                             Annual
                                      2007      2008       2009       2010      2011        2012        2013       2014 Limitations*
                                      ----      ----       ----       ----      ----        ----        ----       ----   ----------
Bond & Mortgage Securities Fund     $3,213   $ 4,778    $ 1,281    $     -   $     -      $    -      $2,386     $6,971         $902
California Insured
  Intermediate
  Municipal Fund                         -         -          -          -         -           -           -        207            -
Disciplined LargeCap Blend Fund          -         -          -          -    16,275           -           -          -            -
Diversified International Fund           -       136        597      1,665       597           1           -          -          963
Equity Income Fund I                     -         -      6,168      3,744         -           -           -          -            -
Government & High Quality
    Bond Fund                           84         -      1,636      2,118     3,143         525       1,535      4,014            -
Income Fund                              -         -          -      3,959     2,668         892           -      2,000            -
Inflation Protection Fund                -         -          -          -         -           -           -      1,338            -
LargeCap Growth Fund                     -   140,855    249,427     26,548    15,679           -           -          -          548
Mortgage Securities Fund               254     1,967          -        852     6,859       7,815       5,054      7,755            -
Partners LargeCap Blend Fund I           -         -          -      5,446       265           -           -          -            -
Partners LargeCap Growth Fund I          -       358      7,931          -       115         296           -          -        2,763
Partners MidCap Growth Fund              -         -      3,141        580         -           -           -          -        1,811
Partners SmallCap Growth Fund II         -       612        773          -         -           -           -          -          306
Preferred Securities Fund                -         -          -          -         -       3,453         716        675            -
Short-Term Bond Fund                   264       197        895          -     1,572       2,029       1,226      2,068            -
Short-Term Income Fund                 313     1,103        381      1,139       684         241           -        431            -
SmallCap Growth Fund                     -         -          -     12,541         -           -      54,274      2,239          542

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

Schedule of Investments

April 30, 2007 (unaudited)
Bond & Mortgage Securities Fund

                                                                    Shares                Value (000's)
                                                                       Held
COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                              99        $                1
                                                                                         ----------------
TOTAL COMMON STOCKS                                              $                    $                1
                                                                                         ----------------
BONDS (81.97%)
Advertising Services (0.10%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                        2,125                     2,311
                                                                                         ----------------

Aerospace & Defense (0.01%)
Lockheed Martin Corp
7.65%, 5/ 1/2016                                                           250                       290
                                                                                         ----------------

Aerospace & Defense Equipment (0.30%)
BE Aerospace Inc
8.88%, 5/ 1/2011                                                         1,250                     1,287
GenCorp Inc
9.50%, 8/15/2013                                                         1,410                     1,512
Goodrich Corp
6.80%, 7/ 1/2036                                                         2,050                     2,221
Sequa Corp
9.00%, 8/ 1/2009                                                         1,850                     1,956
                                                                                         ----------------
                                                                                                   6,976
                                                                                         ----------------
Agricultural Chemicals (0.10%)
Potash Corp of Saskatchewan
5.88%, 12/ 1/2036 (b)                                                    1,710                     1,666
Terra Capital Inc
7.00%, 2/ 1/2017 (c)                                                       700                       686
                                                                                         ----------------
                                                                                                   2,352
                                                                                         ----------------
Agricultural Operations (0.32%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                        7,564                     7,449
                                                                                         ----------------

Airlines (0.11%)
American Airlines Inc
7.25%, 2/ 5/2009                                                         1,000                     1,013
Continental Airlines Inc
5.98%, 4/19/2022                                                         1,635                     1,648
                                                                                         ----------------
                                                                                                   2,661
                                                                                         ----------------
Apparel Manufacturers (0.10%)
Levi Strauss & Co
12.25%, 12/15/2012                                                         800                       874
Phillips-Van Heusen
7.25%, 2/15/2011                                                           250                       256
8.13%, 5/ 1/2013                                                           750                       791
7.75%, 11/15/2023                                                          475                       504
                                                                                         ----------------
                                                                                                   2,425
                                                                                         ----------------
Appliances (0.07%)
Whirlpool Corp
5.85%, 6/15/2009 (d)                                                     1,600                     1,601
                                                                                         ----------------

Asset Backed Securities (5.72%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (d)                                                       472                       472
5.55%, 7/25/2035 (d)                                                       831                       832
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (d)                                                    6,172                     6,165
Chase Funding Mortgage Loan Asset-Backed Certificates
5.62%, 7/25/2033 (d)(e)                                                  5,388                     5,395
5.82%, 9/25/2033 (d)                                                     1,215                     1,217
5.55%, 12/25/2033 (d)                                                       73                        73
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (d)                                                       650                       651
Countrywide Asset-Backed Certificates
5.84%, 6/25/2035 (d)                                                     2,800                     2,806
5.98%, 12/25/2035 (d)                                                    2,600                     2,594
5.61%, 2/25/2036 (d)(e)                                                 13,725                    13,734
5.57%, 4/25/2036 (d)(e)                                                 11,150                    11,160
5.49%, 6/25/2037 (d)                                                     4,032                     4,026
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (d)                                                    1,776                     1,778
5.52%, 5/15/2036 (d)(e)                                                  6,652                     6,648
First Franklin Mortgage Loan Asset Backed Certificates
5.70%, 10/25/2034 (d)(e)                                                 1,005                     1,007
5.39%, 3/25/2036 (d)(e)                                                  5,289                     5,287
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (c)(d)                                                  1,596                     1,589
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (d)                                                     2,225                     2,226
5.53%, 11/25/2036 (d)(e)                                                16,156                    16,143
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                                     1,295                     1,302
Indymac Residential Asset Backed Trust
5.51%, 4/25/2037 (d)(e)                                                  2,000                     2,001
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (d)(e)                                                  4,850                     4,851
5.45%, 11/25/2036                                                        6,230                     6,222
Lehman XS Trust
6.01%, 11/25/2035 (d)                                                    4,367                     4,410
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (d)                                                       450                       450
5.82%, 2/25/2035 (d)                                                     3,000                     3,007
5.43%, 10/25/2036 (d)(e)                                                 2,625                     2,623
5.49%, 12/25/2036 (d)                                                    2,175                     2,163
Merrill Lynch Mortgage Investors Inc
5.55%, 7/25/2036 (d)                                                     1,619                     1,620
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (d)                                                     1,800                     1,801
5.50%, 2/25/2036 (d)                                                     1,675                     1,676
MSDWCC Heloc Trust
5.51%, 7/25/2017 (d)                                                       849                       849
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (d)                                                       175                       175
Ownit Mortgage Loan Asset Backed Certificates
5.62%, 8/25/2036 (d)                                                     2,390                     2,395
Popular ABS Mortgage Pass-Through Trust
5.59%, 5/25/2035 (d)(e)                                                  2,569                     2,565
5.58%, 11/25/2035 (d)                                                    3,355                     3,358
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (d)(e)                                                    291                       291
5.55%, 12/25/2034 (d)                                                       15                        15
Asset Backed Securities
Residential Asset Mortgage Products Inc (continued)
5.59%, 7/25/2035 (d)                                                     2,484                     2,486
SACO I Inc
5.46%, 9/25/2036 (d)                                                     1,762                     1,761
Saxon Asset Securities Trust
5.66%, 12/26/2034 (d)                                                      299                       299
5.54%, 3/25/2035 (d)                                                       370                       370
5.84%, 3/25/2035 (d)                                                     2,500                     2,502
                                                                                         ----------------
                                                                                                 132,995
                                                                                         ----------------
Auto - Car & Light Trucks (0.44%)
DaimlerChrysler NA Holding Corp
5.82%, 9/10/2007 (d)                                                     1,200                     1,202
4.75%, 1/15/2008                                                            75                        75
5.89%, 10/31/2008 (d)(e)                                                 3,500                     3,518
5.77%, 3/13/2009 (d)(e)                                                  2,675                     2,683
5.75%, 9/ 8/2011 (b)                                                     2,000                     2,030
General Motors Corp
7.13%, 7/15/2013 (b)                                                       700                       647
                                                                                         ----------------
                                                                                                  10,155
                                                                                         ----------------
Auto/Truck Parts & Equipment - Original (0.19%)
Accuride Corp
8.50%, 2/ 1/2015                                                           750                       774
Stanadyne Corp
10.00%, 8/15/2014                                                          375                       401
Tenneco Inc
10.25%, 7/15/2013                                                        1,000                     1,096
Titan International Inc
8.00%, 1/15/2012 (c)                                                       700                       725
TRW Automotive Inc
7.25%, 3/15/2017 (c)                                                     1,000                       993
United Components Inc
9.38%, 6/15/2013                                                           500                       520
                                                                                         ----------------
                                                                                                   4,509
                                                                                         ----------------
Automobile Sequential (0.36%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                        2,000                     1,972
5.69%, 6/15/2010 (d)                                                     1,070                     1,074
Carss Finance LP
5.60%, 1/15/2011 (c)(d)                                                    263                       263
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                         3,095                     3,109
WFS Financial Owner Trust
4.50%, 5/17/2013                                                         1,960                     1,943
                                                                                         ----------------
                                                                                                   8,361

                                                                                         ----------------
Beverages - Non-Alcoholic (0.24%)
Bottling Group LLC
4.63%, 11/15/2012                                                          110                       107
Coca-Cola HBC Finance BV
5.13%, 9/17/2013                                                           345                       341
Cott Beverages USA Inc
8.00%, 12/15/2011                                                        1,000                     1,025
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                         4,000                     4,149
                                                                                         ----------------
                                                                                                   5,622
                                                                                         ----------------

Beverages - Wine & Spirits (0.11%)
Diageo Finance BV
5.47%, 3/30/2009 (d)(e)                                                  2,600                     2,602
                                                                                         ----------------

Brewery (0.12%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011 (b)                                                   1,175                     1,410
8.75%, 9/15/2013                                                           685                       800
Coors Brewing Co
6.38%, 5/15/2012                                                           650                       677
                                                                                         ----------------
                                                                                                   2,887
                                                                                         ----------------
Broadcasting Services & Programming (0.03%)
Fisher Communications Inc
8.63%, 9/15/2014                                                           650                       698
                                                                                         ----------------

Building - Residential & Commercial (0.11%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                           750                       744
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                       1,725                     1,747
                                                                                         ----------------
                                                                                                   2,491
                                                                                         ----------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                          400                       422
                                                                                         ----------------

Building & Construction Products - Miscellaneous (0.29%)
CRH America Inc
5.30%, 10/15/2013                                                        1,660                     1,632
6.00%, 9/30/2016                                                         1,750                     1,789
6.40%, 10/15/2033                                                          345                       344
Interline Brands Inc
8.13%, 6/15/2014                                                         1,150                     1,196
USG Corp
6.30%, 11/15/2016 (c)                                                    1,850                     1,848
                                                                                         ----------------
                                                                                                   6,809
                                                                                         ----------------
Building Products - Cement & Aggregate (0.38%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(c)(d)                                              2,400                     2,407
Martin Marietta Corp
5.51%, 4/30/2010 (d)                                                     4,520                     4,519
0.00%, 4/25/2037 (a)                                                     1,350                     1,348
US Concrete Inc
8.38%, 4/ 1/2014                                                           500                       509
                                                                                         ----------------
                                                                                                   8,783

                                                                                         ----------------
Building Products - Wood (0.06%)
Masco Corp
5.65%, 3/12/2010 (d)                                                     1,335                     1,338
                                                                                         ----------------

Cable TV (1.18%)
Cablevision Systems Corp
9.82%, 4/ 1/2009 (d)                                                     1,500                     1,590
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                                          750                       799
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (c)                                                       650                       682
Comcast Cable Communications LLC
8.38%, 5/ 1/2007                                                           500                       500

Cable TV
Comcast Corp
5.66%, 7/14/2009 (d)                                                     3,650                     3,656
7.05%, 3/15/2033                                                         2,185                     2,371
COX Communications Inc
5.91%, 12/14/2007 (d)(e)                                                 2,750                     2,757
4.63%, 1/15/2010                                                           805                       794
6.75%, 3/15/2011                                                           305                       321
7.13%, 10/ 1/2012                                                        1,000                     1,080
4.63%, 6/ 1/2013                                                         1,000                       956
5.50%, 10/ 1/2015                                                          165                       162
CSC Holdings Inc
7.88%, 12/15/2007                                                        1,050                     1,063
Echostar DBS Corp
7.00%, 10/ 1/2013                                                        1,000                     1,039
6.63%, 10/ 1/2014                                                        1,675                     1,700
Insight Communications Co Inc
12.25%, 2/15/2011 (b)(d)                                                 1,248                     1,304
Kabel Deutschland GmbH
10.63%, 7/ 1/2014                                                          450                       503
Rogers Cable Inc
7.88%, 5/ 1/2012                                                         2,450                     2,686
Time Warner Cable Inc
6.55%, 5/ 1/2037 (c)                                                     2,255                     2,280
Unity Media GmbH
10.38%, 2/15/2015 (c)                                                    1,200                     1,269
                                                                                         ----------------
                                                                                                  27,512
                                                                                         ----------------
Casino Hotels (0.19%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                         1,060                     1,041
Mandalay Resort Group
10.25%, 8/ 1/2007                                                        1,020                     1,030
MGM Mirage
6.75%, 4/ 1/2013                                                         1,200                     1,190
Riviera Holdings Corp
11.00%, 6/15/2010                                                          620                       646
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (c)                                                      400                       408
                                                                                         ----------------
                                                                                                   4,315
                                                                                         ----------------
Casino Services (0.03%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (c)                                                      735                       745
                                                                                         ----------------

Cellular Telecommunications (1.06%)
America Movil SAB de CV
5.45%, 6/27/2008 (c)(d)(e)                                               1,975                     1,975
AT&T Mobility LLC
7.13%, 12/15/2031                                                          905                     1,009
Centennial Cellular Corp
10.75%, 12/15/2008 (b)                                                     446                       448
Dobson Cellular Systems Inc
9.88%, 11/ 1/2012 (b)                                                    1,000                     1,093
iPCS Inc
7.48%, 5/ 1/2013 (c)(d)                                                    575                       578
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                         1,950                     2,195
Nextel Communications Inc
5.95%, 3/15/2014                                                         2,925                     2,880

Cellular Telecommunications
Rogers Wireless Inc
8.48%, 12/15/2010 (d)                                                    3,000                     3,060
7.25%, 12/15/2012                                                        1,000                     1,077
6.38%, 3/ 1/2014                                                         3,185                     3,288
Rural Cellular Corp
8.25%, 3/15/2012                                                         1,000                     1,055
Vodafone Group PLC
5.69%, 6/15/2011 (d)                                                     1,930                     1,939
5.64%, 2/27/2012 (d)(e)                                                  4,000                     4,005
                                                                                         ----------------
                                                                                                  24,602
                                                                                         ----------------
Chemicals - Diversified (0.52%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                           240                       240
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                        2,515                     2,653
Huntsman LLC
11.50%, 7/15/2012                                                        1,515                     1,689
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                          930                       930
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(c)                                                  1,150                     1,113
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                        1,135                     1,244
8.25%, 9/15/2016                                                         1,500                     1,605
Nova Chemicals Corp
8.50%, 11/15/2013 (d)                                                    1,250                     1,272
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (c)                                                      325                       346
Reichhold Industries Inc
9.00%, 8/15/2014 (c)                                                       875                       911
                                                                                         ----------------
                                                                                                  12,003
                                                                                         ----------------
Chemicals - Specialty (0.26%)
Ferro Corp
9.13%, 1/ 1/2009                                                           550                       567
Hercules Inc
6.75%, 10/15/2029                                                          800                       800
Millennium America Inc
9.25%, 6/15/2008                                                         2,200                     2,277
Nalco Co
7.75%, 11/15/2011                                                        1,500                     1,545
NewMarket Corp
7.13%, 12/15/2016 (c)                                                      750                       750
                                                                                         ----------------
                                                                                                   5,939

                                                                                         ----------------
Coal (0.10%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
10.00%, 6/ 1/2012                                                          595                       642
Massey Energy Co
6.88%, 12/15/2013                                                        1,000                       965
Peabody Energy Corp
7.38%, 11/ 1/2016                                                          725                       766
                                                                                         ----------------
                                                                                                   2,373
                                                                                         ----------------
Coatings & Paint (0.11%)
Valspar Corp
6.00%, 5/ 1/2007                                                           465                       465
5.63%, 5/ 1/2012                                                           990                       995
6.05%, 5/ 1/2017                                                         1,045                     1,054
                                                                                         ----------------
                                                                                                   2,514
                                                                                         ----------------

                                                                                         ----------------
Commercial Banks (1.02%)
American Express Centurion Bank
5.41%, 7/19/2007 (d)                                                     2,000                     2,000
Barclays Bank PLC
5.93%, 12/31/2049 (c)(d)                                                 3,350                     3,386
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(d)                                                  1,345                     1,324
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)                                                     1,700                     1,717
Glitnir Banki HF
5.52%, 10/15/2008 (b)(c)(d)                                              1,500                     1,498
HSBC Holdings PLC
5.25%, 12/12/2012 (b)                                                      300                       301
KeyBank NA
5.38%, 8/ 8/2007 (d)                                                       750                       750
5.51%, 11/ 3/2009 (d)                                                    2,000                     2,003
Lloyds TSB Group PLC
6.27%, 11/14/2016 (c)(d)                                                 2,585                     2,572
Royal Bank of Scotland Group PLC
5.00%, 10/ 1/2014                                                          220                       215
Societe Generale
5.92%, 4/ 5/2017 (c)(d)                                                  1,225                     1,227
Union Planters Bank NA
5.13%, 6/15/2007                                                           310                       310
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)                                                       325                       314
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                           275                       288
VTB Capital SA for Vneshtorgbank
6.10%, 9/21/2007 (c)                                                     1,410                     1,412
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                           385                       414
Woori Bank
6.13%, 5/ 3/2016 (c)(d)                                                  1,700                     1,742
6.21%, 5/ 2/2037 (c)(d)(f)                                               2,265                     2,267
                                                                                         ----------------
                                                                                                  23,740
                                                                                         ----------------
Commercial Services (0.16%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                         1,175                     1,178
8.63%, 4/ 1/2013                                                         1,350                     1,391
Vertrue Inc
9.25%, 4/ 1/2014                                                           950                     1,035
                                                                                         ----------------
                                                                                                   3,604
                                                                                         ----------------
Computer Services (0.05%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                         1,150                     1,233
                                                                                         ----------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                           100                       103
                                                                                         ----------------

Computers - Memory Devices (0.17%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011                                                          985                       981
6.80%, 10/ 1/2016                                                        2,965                     2,939
                                                                                         ----------------
                                                                                                   3,920
                                                                                         ----------------

Consumer Products - Miscellaneous (0.18%)
American Achievement Corp
8.25%, 4/ 1/2012                                                         1,225                     1,247
Blyth Inc
7.90%, 10/ 1/2009                                                        1,300                     1,342
5.50%, 11/ 1/2013                                                        1,150                     1,006
Jarden Corp
7.50%, 5/ 1/2017                                                           500                       512
                                                                                         ----------------
                                                                                                   4,107
                                                                                         ----------------
Containers - Metal & Glass (0.29%)
Ball Corp
6.88%, 12/15/2012                                                        1,000                     1,023
6.63%, 3/15/2018                                                           500                       501
Impress Holdings BV
8.48%, 9/15/2013 (b)(c)(d)                                                 750                       767
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                         2,931                     2,990
8.75%, 11/15/2012                                                        1,404                     1,479
                                                                                         ----------------
                                                                                                   6,760
                                                                                         ----------------
Containers - Paper & Plastic (0.10%)
Berry Plastics Holding Corp
8.88%, 9/15/2014                                                           800                       824
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                           350                       314
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                          500                       506
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)(c)                                                   375                       401
Smurfit-Stone Container Enterprises Inc
8.38%, 7/ 1/2012 (b)                                                       300                       305
                                                                                         ----------------
                                                                                                   2,350
                                                                                         ----------------
Credit Card Asset Backed Securities (1.77%)
American Express Credit Account Master Trust
5.57%, 9/15/2011 (d)                                                       600                       602
Bank One Issuance Trust
3.59%, 5/17/2010                                                         1,000                       993
5.64%, 3/15/2012 (d)                                                     3,550                     3,568
Chase Credit Card Master Trust
5.67%, 10/15/2010 (d)                                                    1,550                     1,555
5.65%, 1/17/2011 (d)                                                     3,100                     3,112
5.67%, 2/15/2011 (d)                                                     7,500                     7,540
Citibank Credit Card Issuance Trust
5.68%, 6/25/2009 (d)                                                     3,250                     3,252
5.54%, 5/20/2011 (d)                                                     2,300                     2,306
Citibank Credit Card Master Trust I
5.63%, 3/10/2011 (d)                                                     1,875                     1,883
First USA Credit Card Master Trust
5.68%, 4/18/2011 (d)                                                     3,650                     3,664
GE Capital Credit Card Master Note Trust
5.62%, 6/15/2010 (d)                                                     2,000                     2,001
5.50%, 3/15/2015 (d)(g)                                                  3,160                     3,157
MBNA Credit Card Master Note Trust
5.70%, 10/15/2009 (d)                                                    1,600                     1,600
5.69%, 1/18/2011 (d)(e)                                                  2,500                     2,511
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                                    3,350                     3,348
                                                                                         ----------------
                                                                                                  41,092

                                                                                         ----------------

Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                        1,500                     1,509
                                                                                         ----------------

Data Processing & Management (0.07%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                         1,350                     1,362
Fidelity National Information Services
4.75%, 9/15/2008                                                           225                       221
                                                                                         ----------------
                                                                                                   1,583
                                                                                         ----------------
Dialysis Centers (0.07%)
DaVita Inc
6.63%, 3/15/2013                                                         1,560                     1,566
                                                                                         ----------------

Direct Marketing (0.05%)
Visant Corp
7.63%, 10/ 1/2012                                                        1,150                     1,177
                                                                                         ----------------

Diversified Financial Services (0.05%)
General Electric Capital Corp
4.63%, 9/15/2009 (b)                                                       285                       283
4.25%, 12/ 1/2010                                                          735                       718
5.65%, 6/ 9/2014                                                           240                       245
                                                                                         ----------------
                                                                                                   1,246
                                                                                         ----------------
Diversified Manufacturing Operations (0.18%)
Blount Inc
8.88%, 8/ 1/2012                                                         1,000                     1,050
Bombardier Inc
8.00%, 11/15/2014 (b)(c)                                                   750                       788
Carlisle Cos Inc
6.13%, 8/15/2016                                                         2,200                     2,241
                                                                                         ----------------
                                                                                                   4,079
                                                                                         ----------------
Diversified Minerals (0.08%)
Vale Overseas Ltd
6.25%, 1/23/2017                                                         1,850                     1,897
                                                                                         ----------------

Diversified Operations (0.04%)
Leucadia National Corp
7.13%, 3/15/2017 (c)                                                     1,000                       995
                                                                                         ----------------

Diversified Operations & Commercial Services (0.05%)
Aramark Corp
8.50%, 2/ 1/2015 (c)                                                       550                       576
Chemed Corp
8.75%, 2/24/2011                                                           600                       626
                                                                                         ----------------
                                                                                                   1,202
                                                                                         ----------------
Drug Delivery Systems (0.16%)
Hospira Inc
5.83%, 3/30/2010 (d)(e)                                                  2,000                     2,006
5.55%, 3/30/2012                                                         1,720                     1,730
                                                                                         ----------------
                                                                                                   3,736
                                                                                         ----------------
E-Commerce - Products (0.03%)
FTD Inc
7.75%, 2/15/2014                                                           725                       729
                                                                                         ----------------


Electric - Distribution (0.09%)
Detroit Edison Co/The
5.70%, 10/ 1/2037                                                        2,170                     2,114
                                                                                         ----------------

Electric - Generation (0.31%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                       1,460                     1,566
CE Generation LLC
7.42%, 12/15/2018                                                        1,087                     1,137
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                        3,114                     3,293
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)                                                       280                       278
Tenaska Oklahoma
6.53%, 12/30/2014 (c)                                                      424                       419
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)                                                       489                       500
                                                                                         ----------------
                                                                                                   7,193
                                                                                         ----------------
Electric - Integrated (2.78%)
Alabama Power Co
5.55%, 8/25/2009 (d)                                                     1,000                     1,003
AmerenUE
5.40%, 2/ 1/2016                                                         1,605                     1,569
5.10%, 10/ 1/2019                                                        1,335                     1,244
Appalachian Power Co
5.68%, 6/29/2007 (d)                                                     2,500                     2,501
Arizona Public Service Co
6.50%, 3/ 1/2012                                                         2,640                     2,752
5.80%, 6/30/2014                                                           555                       560
6.25%, 8/ 1/2016                                                         1,900                     1,963
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (c)                                                    1,000                     1,017
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                           200                       202
Commonwealth Edison Co
4.70%, 4/15/2015                                                         2,740                     2,537
5.95%, 8/15/2016                                                         1,380                     1,375
5.90%, 3/15/2036                                                           500                       476
Consumers Energy Co
4.25%, 4/15/2008                                                           140                       139
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (d)                                                      600                       593
Dominion Resources Inc/VA
5.65%, 9/28/2007 (d)                                                     1,440                     1,440
5.69%, 5/15/2008                                                         2,150                     2,155
8.13%, 6/15/2010                                                         1,075                     1,164
DTE Energy Co
6.35%, 6/ 1/2016                                                           725                       757
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                           345                       338
6.09%, 12/ 8/2008 (c)(d)                                                 1,465                     1,469
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                          350                       348
Exelon Corp
4.45%, 6/15/2010                                                           575                       561
6.75%, 5/ 1/2011                                                           355                       371
Georgia Power Co
5.54%, 2/17/2009 (d)                                                     2,650                     2,656

Electric - Integrated
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                           620                       623
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                        1,540                     1,603
MidAmerican Energy Holdings Co
4.63%, 10/ 1/2007                                                          380                       379
3.50%, 5/15/2008                                                           975                       958
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                           850                       899
Nevada Power Co
9.00%, 8/15/2013                                                         1,250                     1,346
6.65%, 4/ 1/2036                                                         1,600                     1,677
Northeast Utilities
3.30%, 6/ 1/2008                                                           460                       449
Ohio Power Co
5.53%, 4/ 5/2010 (d)(e)                                                  2,870                     2,872
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                           50                        52
5.40%, 8/15/2014                                                           735                       723
PSEG Power LLC
3.75%, 4/ 1/2009                                                         2,750                     2,673
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                           350                       343
Sierra Pacific Power Co
6.25%, 4/15/2012                                                         3,100                     3,191
Southern California Edison Co
5.46%, 2/ 2/2009 (d)(e)                                                  1,325                     1,328
Southern Co
5.30%, 1/15/2012                                                         1,525                     1,536
Southern Power Co/GA
6.38%, 11/15/2036                                                        1,435                     1,433
Southwestern Electric Power Co
5.55%, 1/15/2017                                                         1,700                     1,690
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                        1,000                       994
TXU Electric Delivery Co
5.73%, 9/16/2008 (c)(d)                                                  1,175                     1,175
6.38%, 5/ 1/2012                                                         3,330                     3,474
7.25%, 1/15/2033                                                           115                       130
TXU Energy Co LLC
6.13%, 3/15/2008                                                         3,055                     3,071
Virginia Electric & Power Co
4.50%, 12/15/2010                                                          325                       318
5.40%, 1/15/2016                                                         1,535                     1,529
Xcel Energy Inc
6.50%, 7/ 1/2036                                                           915                       963
                                                                                         ----------------
                                                                                                  64,619
                                                                                         ----------------
Electronic Components - Miscellaneous (0.25%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                           500                       512
Flextronics International Ltd
6.50%, 5/15/2013                                                         2,000                     1,983
Jabil Circuit Inc
5.88%, 7/15/2010                                                         2,570                     2,559
NXP BV/NXP Funding LLC
9.50%, 10/15/2015 (c)                                                      800                       840
                                                                                         ----------------
                                                                                                   5,894
                                                                                         ----------------

Electronic Components - Semiconductors (0.32%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                         1,520                     1,573
Conexant Systems Inc
9.11%, 11/15/2010 (d)                                                    1,000                     1,030
Freescale Semiconductor Inc
9.13%, 12/15/2014 (c)                                                      800                       796
9.23%, 12/15/2014 (b)(c)(d)                                                400                       400
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (c)                                                     3,710                     3,711
                                                                                         ----------------
                                                                                                   7,510
                                                                                         ----------------
Electronic Connectors (0.06%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                         1,330                     1,337
                                                                                         ----------------

Electronics - Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012                                                         1,500                     1,554
                                                                                         ----------------

Energy - Alternate Sources (0.02%)
Aventine Renewable Energy Holdings Inc
10.00%, 4/ 1/2017 (c)                                                      500                       520
                                                                                         ----------------

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                           740                       736
                                                                                         ----------------

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
7.25%, 6/12/2007                                                           180                       180
                                                                                         ----------------

Finance - Auto Loans (0.48%)
Ford Motor Credit Co
5.80%, 1/12/2009                                                         2,000                     1,967
7.38%, 10/28/2009                                                          200                       200
9.75%, 9/15/2010 (b)                                                     1,250                     1,323
9.88%, 8/10/2011                                                         1,850                     1,970
8.11%, 1/13/2012 (d)                                                       650                       641
9.81%, 4/15/2012 (d)                                                       375                       401
8.00%, 12/15/2016                                                          300                       293
GMAC LLC
6.31%, 11/30/2007                                                        1,010                     1,006
6.13%, 1/22/2008 (b)                                                       850                       849
6.88%, 9/15/2011                                                           800                       803
6.00%, 12/15/2011                                                        1,815                     1,767
                                                                                         ----------------
                                                                                                  11,220
                                                                                         ----------------
Finance - Commercial (0.84%)
Caterpillar Financial Services Corp
5.37%, 7/27/2007 (d)                                                     3,000                     3,000
5.05%, 12/ 1/2010                                                        1,375                     1,377
CIT Group Inc
5.59%, 4/27/2011 (d)(e)                                                  3,250                     3,235
5.64%, 7/28/2011 (d)                                                     2,000                     1,985
5.61%, 2/13/2012 (d)                                                     1,850                     1,837
6.10%, 3/15/2067                                                         1,135                     1,093
Textron Financial Corp
5.49%, 2/25/2011 (d)(e)                                                  5,325                     5,319

Finance - Commercial
Textron Financial Corp (continued)
6.00%, 2/15/2067 (b)(c)(d)                                               1,750                     1,690
                                                                                         ----------------
                                                                                                  19,536
                                                                                         ----------------
Finance - Consumer Loans (0.69%)
American General Finance Corp
3.88%, 10/ 1/2009                                                          400                       389
5.64%, 8/17/2011 (d)(e)                                                  3,135                     3,149
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                          650                       652
HSBC Finance Corp
4.63%, 1/15/2008                                                           100                        99
4.13%, 12/15/2008                                                          900                       885
4.13%, 11/16/2009                                                        1,750                     1,709
5.64%, 11/16/2009 (d)                                                    3,275                     3,292
6.38%, 10/15/2011                                                          110                       115
7.00%, 5/15/2012                                                         2,095                     2,251
SLM Corp
5.51%, 7/26/2010 (d)                                                     3,500                     3,393
                                                                                         ----------------
                                                                                                  15,934
                                                                                         ----------------
Finance - Credit Card (0.28%)
Capital One Bank
5.00%, 6/15/2009                                                         2,165                     2,159
6.50%, 6/13/2013 (b)                                                     2,800                     2,932
5.13%, 2/15/2014                                                           425                       415
Capital One Capital III
7.69%, 8/15/2036                                                           895                       967
                                                                                         ----------------
                                                                                                   6,473
                                                                                         ----------------
Finance - Investment Banker & Broker (2.31%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                          790                       778
Credit Suisse USA Inc
5.60%, 1/15/2010 (d)                                                     1,500                     1,506
E*Trade Financial Corp
8.00%, 6/15/2011                                                         1,000                     1,051
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                           640                       628
6.65%, 5/15/2009                                                            75                        77
5.55%, 3/ 2/2010 (d)                                                     1,500                     1,505
5.54%, 2/ 6/2012 (d)                                                     2,000                     1,999
5.25%, 10/15/2013                                                        2,690                     2,674
5.63%, 1/15/2017                                                         1,750                     1,742
5.95%, 1/15/2027                                                           675                       667
6.45%, 5/ 1/2036                                                         1,000                     1,038
Jefferies Group Inc
6.25%, 1/15/2036                                                         5,320                     5,161
JPMorgan Chase & Co
5.52%, 3/ 9/2009 (d)                                                     2,000                     2,006
6.75%, 2/ 1/2011                                                         2,675                     2,814
4.75%, 3/ 1/2015 (b)                                                     2,375                     2,298
5.25%, 5/ 1/2015                                                         4,040                     4,004
Lazard Group
7.13%, 5/15/2015                                                         2,040                     2,161
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (d)                                                    3,000                     3,012
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (d)                                                     2,275                     2,282
5.58%, 2/ 5/2010 (b)(d)                                                  1,500                     1,505

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc (continued)
5.56%, 11/ 1/2011 (d)(e)                                                 4,650                     4,655
6.22%, 9/15/2026                                                           250                       255
6.11%, 1/29/2037                                                         1,500                     1,490
Morgan Stanley
5.64%, 1/15/2010 (d)                                                     3,925                     3,943
6.75%, 4/15/2011                                                           640                       677
5.30%, 3/ 1/2013 (b)                                                       455                       456
4.75%, 4/ 1/2014                                                         3,555                     3,404
                                                                                         ----------------
                                                                                                  53,788
                                                                                         ----------------
Finance - Leasing Company (0.09%)
International Lease Finance Corp
5.76%, 1/15/2010 (d)                                                     2,000                     2,013
                                                                                         ----------------

Finance - Mortgage Loan/Banker (2.73%)
Countrywide Financial Corp
5.62%, 12/19/2008 (d)(e)                                                 4,165                     4,166
6.25%, 5/15/2016                                                         1,700                     1,717
Countrywide Home Loans Inc
5.61%, 11/16/2007 (d)                                                      750                       751
4.25%, 12/19/2007                                                          240                       238
Fannie Mae
3.70%, 11/ 1/2007                                                        1,870                     1,855
2.88%, 5/19/2008                                                           825                       806
5.25%, 1/15/2009 (b)                                                       350                       352
7.25%, 1/15/2010 (b)                                                       250                       265
6.00%, 5/15/2011 (b)                                                        75                        78
5.62%, 2/25/2018 (d)                                                     1,064                     1,067
5.57%, 11/25/2022 (d)                                                    1,352                     1,359
5.52%, 1/25/2023 (d)                                                     1,713                     1,720
7.25%, 5/15/2030 (b)                                                     9,400                    11,911
5.62%, 2/25/2032 (d)                                                     2,649                     2,659
5.57%, 3/25/2035 (d)                                                     1,167                     1,169
6.50%, 2/25/2047 (g)                                                     1,910                     1,994
Fannie Mae Whole Loan
5.52%, 5/25/2035 (d)                                                     2,336                     2,344
Freddie Mac
4.75%, 5/ 6/2013                                                         1,150                     1,127
4.63%, 5/28/2013                                                           925                       901
5.62%, 6/15/2018 (d)                                                     1,349                     1,353
5.77%, 6/15/2023 (d)                                                     1,600                     1,618
5.72%, 7/15/2023 (d)(e)                                                  3,454                     3,475
5.67%, 2/15/2030 (d)                                                     1,104                     1,107
5.67%, 5/15/2030 (d)                                                       908                       912
6.75%, 3/15/2031                                                            53                        64
5.50%, 9/15/2031 (d)                                                     5,025                     5,010
Ginnie Mae
3.96%, 6/16/2031                                                         3,972                     3,849
1.13%, 2/16/2047 (d)                                                    30,913                     1,982
Residential Capital LLC
6.73%, 6/29/2007 (d)                                                     2,025                     2,027
5.84%, 6/ 9/2008 (d)(e)                                                  1,500                     1,490
6.00%, 2/22/2011                                                         2,665                     2,635
6.50%, 4/17/2013                                                         1,410                     1,409
                                                                                         ----------------
                                                                                                  63,410
                                                                                         ----------------
Finance - Other Services (0.18%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                        1,500                     1,598
Finance - Other Services
American Real Estate Partners LP/American
Real Estate Finance Corp
8.13%, 6/ 1/2012 (b)                                                     1,000                     1,020
7.13%, 2/15/2013                                                           595                       586
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(d)                                                 1,000                     1,049
                                                                                         ----------------
                                                                                                   4,253
                                                                                         ----------------
Financial Guarantee Insurance (0.09%)
AMBAC Financial Group Inc
6.15%, 2/15/2037                                                         1,160                     1,112
MGIC Investment Corp
5.63%, 9/15/2011                                                           980                       986
                                                                                         ----------------
                                                                                                   2,098
                                                                                         ----------------
Food - Meat Products (0.11%)
Bertin Ltda
10.25%, 10/ 5/2016 (c)                                                   2,310                     2,579
                                                                                         ----------------

Food - Miscellaneous/Diversified (0.18%)
Corn Products International Inc
8.45%, 8/15/2009                                                           470                       499
General Mills Inc
5.48%, 1/22/2010 (d)(e)                                                  3,575                     3,578
                                                                                         ----------------
                                                                                                   4,077
                                                                                         ----------------
Food - Retail (0.41%)
Delhaize America Inc
8.13%, 4/15/2011                                                         3,555                     3,933
Ingles Markets Inc
8.88%, 12/ 1/2011                                                          875                       912
Safeway Inc
7.00%, 9/15/2007                                                           315                       317
5.70%, 3/27/2009 (d)                                                     4,450                     4,457
                                                                                         ----------------
                                                                                                   9,619
                                                                                         ----------------
Food - Wholesale & Distribution (0.00%)
Sysco International Co
6.10%, 6/ 1/2012                                                           100                       104
                                                                                         ----------------

Gas - Distribution (0.17%)
SEMCO Energy Inc
7.13%, 5/15/2008                                                           738                       744
Sempra Energy
4.75%, 5/15/2009                                                           675                       670
Southern Union Co
6.15%, 8/16/2008                                                         1,315                     1,326
7.20%, 11/ 1/2066 (d)                                                    1,250                     1,271
                                                                                         ----------------
                                                                                                   4,011
                                                                                         ----------------
Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013                                                         1,610                     1,607
                                                                                         ----------------

Home Equity - Other (7.03%)
ACE Securities Corp
5.53%, 5/25/2035 (d)                                                       771                       771
5.43%, 7/25/2035 (d)                                                       117                       117
5.53%, 8/25/2035 (d)                                                     6,050                     6,051
5.53%, 9/25/2035 (d)(e)                                                  4,875                     4,872
5.52%, 10/25/2035 (d)                                                    5,100                     5,101

Home Equity - Other
Asset Backed Funding Certificates
5.58%, 2/25/2035 (d)                                                       137                       137
5.50%, 6/25/2035 (d)                                                     1,653                     1,654
5.56%, 7/25/2035 (d)                                                     2,855                     2,857
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (d)(e)                                                    838                       838
5.42%, 7/25/2036 (d)(e)                                                  2,847                     2,846
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (d)                                                     1,098                     1,098
5.59%, 9/25/2035 (d)                                                     8,075                     8,072
5.48%, 8/25/2036 (d)(e)                                                  7,145                     7,124
5.53%, 4/25/2037 (d)(e)(g)                                               3,200                     3,200
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (d)                                                       637                       638
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (d)(e)                                                13,000                    13,019
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (d)                                                     4,000                     4,037
First NLC Trust
5.65%, 5/25/2035 (d)                                                       901                       899
5.55%, 12/25/2035 (d)(e)                                                11,900                    11,907
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                        4,850                     4,853
5.81%, 10/25/2036                                                        1,825                     1,829
HSI Asset Securitization Corp Trust
5.46%, 1/25/2037 (d)(e)                                                  6,548                     6,544
Indymac Residential Asset Backed Trust
5.56%, 8/25/2035 (d)                                                     2,792                     2,794
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (d)(e)                                                  3,805                     3,808
5.56%, 12/25/2035 (d)                                                    2,375                     2,377
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (d)(e)                                                 16,200                    16,229
Master Asset Backed Securities Trust
5.55%, 12/25/2034 (d)                                                        1                         1
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (d)                                                       533                       533
Morgan Stanley ABS Capital I
6.19%, 12/25/2034 (d)                                                    1,500                     1,492
5.42%, 7/25/2035 (d)                                                       485                       485
5.57%, 9/25/2035 (d)                                                     5,500                     5,505
Morgan Stanley Home Equity Loans
5.43%, 8/25/2035 (d)                                                     1,153                     1,152
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (d)                                                       482                       482
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (d)                                                     1,571                     1,572
Option One Mortgage Loan Trust
6.37%, 5/25/2034 (d)                                                     1,250                     1,250
5.56%, 2/25/2035 (d)                                                       178                       178
6.32%, 2/25/2035 (d)                                                       600                       601
5.54%, 5/25/2035 (d)                                                     1,660                     1,660
5.77%, 3/25/2037 (d)                                                     4,325                     4,335
Residential Asset Securities Corp
5.76%, 10/25/2033 (d)                                                      304                       304
5.91%, 12/25/2033 (d)                                                    1,765                     1,765
6.47%, 3/25/2035 (d)                                                     1,050                     1,033
5.52%, 5/25/2035 (d)                                                     1,247                     1,248
5.52%, 6/25/2035 (d)                                                     2,333                     2,334
Home Equity - Other
Residential Asset Securities Corp (continued)
5.48%, 7/25/2035 (d)                                                     3,521                     3,522
5.59%, 7/25/2035 (d)                                                    11,000                    11,014
Saxon Asset Securities Trust
6.45%, 3/25/2035 (d)                                                     1,800                     1,802
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (d)(e)                                                  6,450                     6,449
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (d)                                                     1,140                     1,140
                                                                                         ----------------
                                                                                                 163,529
                                                                                         ----------------
Home Equity - Sequential (0.34%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                         3,850                     3,837
5.51%, 8/25/2036                                                         3,235                     3,230
Residential Asset Securities Corp
4.70%, 10/25/2031                                                          780                       774
                                                                                         ----------------
                                                                                                   7,841
                                                                                         ----------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                         2,000                     2,000
                                                                                         ----------------

Housewares (0.15%)
Vitro SA de CV
8.63%, 2/ 1/2012 (b)(c)                                                  2,255                     2,337
9.13%, 2/ 1/2017 (b)(c)                                                  1,085                     1,137
                                                                                         ----------------
                                                                                                   3,474
                                                                                         ----------------
Independent Power Producer (0.07%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                         1,350                     1,397
7.38%, 1/15/2017                                                           200                       207
                                                                                         ----------------
                                                                                                   1,604
                                                                                         ----------------
Industrial (0.14%)
Union Pacific Corp
5.65%, 5/ 1/2017                                                         1,575                     1,582
6.15%, 5/ 1/2037                                                         1,575                     1,583
                                                                                         ----------------
                                                                                                   3,165
                                                                                         ----------------
Industrial Automation & Robots (0.11%)
Intermec Inc
7.00%, 3/15/2008                                                         2,500                     2,512
                                                                                         ----------------

Industrial Gases (0.01%)
Praxair Inc
6.50%, 3/ 1/2008                                                           235                       237
                                                                                         ----------------

Insurance Brokers (0.16%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (d)                                                     1,275                     1,275
Willis North America Inc
6.20%, 3/28/2017                                                         2,460                     2,469
                                                                                         ----------------
                                                                                                   3,744
                                                                                         ----------------
Investment Companies (0.17%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)                                                     1,700                     1,678
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (c)(d)                                                 2,150                     2,152
                                                                                         ----------------
                                                                                                   3,830
                                                                                         ----------------

                                                                                         ----------------
Investment Management & Advisory Services (0.13%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                           55                        55
7.52%, 6/ 1/2066 (d)                                                     2,800                     3,039
                                                                                         ----------------
                                                                                                   3,094
                                                                                         ----------------
Leisure & Recreation Products (0.07%)
K2 Inc
7.38%, 7/ 1/2014                                                         1,500                     1,582
                                                                                         ----------------

Life & Health Insurance (1.07%)
Cigna Corp
6.15%, 11/15/2036                                                        1,430                     1,431
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(d)                                                  2,855                     3,015
Hartford Life Global Funding Trusts
5.52%, 9/15/2009 (d)                                                     3,475                     3,487
Lincoln National Corp
5.46%, 4/ 6/2009 (d)(e)                                                  4,200                     4,206
6.05%, 4/20/2067 (d)                                                     1,345                     1,330
Pacific Life Global Funding
5.58%, 6/22/2011 (c)(d)                                                  2,500                     2,503
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                        1,065                     1,130
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)                                                     3,000                     2,790
Sun Life Financial Global Funding LP
5.60%, 7/ 6/2010 (c)(d)                                                  1,750                     1,752
Unum Group
6.00%, 5/15/2008                                                         2,200                     2,207
5.86%, 5/15/2009                                                         1,050                     1,059
                                                                                         ----------------
                                                                                                  24,910

                                                                                         ----------------
Linen Supply & Related Items (0.01%)
Cintas Corp No 2
5.13%, 6/ 1/2007                                                           175                       175
                                                                                         ----------------

Machinery - Construction & Mining (0.04%)
Terex Corp
7.38%, 1/15/2014                                                           900                       940
                                                                                         ----------------

Machinery - Electrical (0.03%)
Baldor Electric Co
8.63%, 2/15/2017                                                           700                       747
                                                                                         ----------------

Machinery - Farm (0.07%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                         1,500                     1,577
                                                                                         ----------------

Machinery - General Industry (0.02%)
Stewart & Stevenson LLC
10.00%, 7/15/2014 (c)                                                      350                       368
                                                                                         ----------------

Machinery - Material Handling (0.02%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                          500                       537
                                                                                         ----------------

Medical - Drugs (0.28%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (c)(d)                                                 1,800                     1,845

Medical - Drugs
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013 (c)                                                      800                       824
9.48%, 12/ 1/2013 (c)(d)                                                 2,570                     2,615
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                         1,265                     1,233
                                                                                         ----------------
                                                                                                   6,517
                                                                                         ----------------
Medical - HMO (0.32%)
Centene Corp
7.25%, 4/ 1/2014 (c)                                                       750                       761
Coventry Health Care Inc
5.88%, 1/15/2012                                                         2,892                     2,935
5.95%, 3/15/2017                                                         1,495                     1,485
WellPoint Inc
5.85%, 1/15/2036                                                         2,275                     2,198
                                                                                         ----------------
                                                                                                   7,379
                                                                                         ----------------
Medical - Hospitals (0.03%)
HCA Inc
9.25%, 11/15/2016 (c)                                                      700                       763
                                                                                         ----------------

Medical - Wholesale Drug Distribution (0.25%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                         1,950                     1,948
Cardinal Health Inc
5.62%, 10/ 2/2009 (c)(d)                                                 3,800                     3,801
                                                                                         ----------------
                                                                                                   5,749
                                                                                         ----------------
Medical Instruments (0.09%)
Accellent Inc
10.50%, 12/ 1/2013                                                         530                       545
Boston Scientific Corp
6.00%, 6/15/2011                                                         1,515                     1,530
                                                                                         ----------------
                                                                                                   2,075
                                                                                         ----------------
Medical Products (0.07%)
Baxter International Inc
5.90%, 9/ 1/2016                                                         1,500                     1,550
                                                                                         ----------------

Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035                                                         1,040                     1,153
                                                                                         ----------------

Metal - Diversified (0.29%)
Falconbridge Ltd
7.35%, 6/ 5/2012                                                           500                       548
7.25%, 7/15/2012                                                         3,890                     4,251
5.38%, 6/ 1/2015                                                           640                       635
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                         1,275                     1,379
                                                                                         ----------------
                                                                                                   6,813
                                                                                         ----------------
Metal Processors & Fabrication (0.03%)
Trimas Corp
9.88%, 6/15/2012                                                           600                       622
                                                                                         ----------------

Money Center Banks (0.19%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                         2,270                     2,243

Money Center Banks
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(d)                                                 2,350                     2,269
                                                                                         ----------------
                                                                                                   4,512
                                                                                         ----------------
Mortgage Backed Securities (22.73%)
ACT Depositor Corp
5.62%, 9/22/2041 (c)(d)                                                  6,249                     6,233
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (d)                                                       860                       865
5.60%, 6/25/2035 (d)(e)                                                  4,561                     4,568
5.09%, 11/25/2035 (d)                                                    1,600                     1,602
5.59%, 8/25/2036 (d)(e)                                                  7,860                     7,890
Banc of America Commercial Mortgage Inc
5.50%, 10/ 9/2009 (a)(d)(e)                                              3,200                     3,200
5.68%, 8/10/2016 (d)                                                     3,750                     3,818
0.09%, 7/10/2043 (c)(d)                                                159,965                     1,938
4.86%, 7/10/2043                                                         3,000                     2,913
4.97%, 7/10/2043                                                         1,890                     1,821
5.33%, 9/10/2045                                                         4,775                     4,797
5.31%, 10/10/2045 (d)                                                    3,920                     3,934
Banc of America Funding Corp
5.40%, 7/20/2036 (d)                                                     1,509                     1,506
5.60%, 7/20/2036 (d)(e)                                                  8,462                     8,477
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (d)                                                       855                       839
5.09%, 8/25/2035 (d)                                                     2,496                     2,501
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (d)                                                       658                       658
5.48%, 11/25/2036 (d)(e)                                                 1,598                     1,600
5.49%, 4/25/2037 (d)(e)(g)                                               1,166                     1,164
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (d)(e)                                                  4,301                     4,296
Bear Stearns Commercial Mortgage Securities Inc
0.65%, 5/11/2039 (c)(d)                                                  6,786                       116
3.24%, 2/11/2041                                                         1,050                     1,026
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (d)(e)(g)                                               9,802                     9,769
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (d)                                                     2,638                     2,644
5.57%, 5/20/2045 (d)                                                     1,422                     1,425
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                        4,000                     4,219
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (d)                                                   71,900                     1,974
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.65%, 10/15/2048 (d)                                                  118,535                     2,795
0.04%, 12/11/2049 (c)(d)                                               121,049                     1,149
0.53%, 12/11/2049 (d)                                                   98,890                     1,871
0.56%, 12/11/2049 (c)(d)                                               228,182                     6,374
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (d)                                                     2,000                     1,956
0.05%, 12/10/2046 (d)                                                   61,493                       786
5.25%, 12/10/2046                                                        3,500                     3,503
Countrywide Alternative Loan Trust
5.54%, 5/25/2035 (d)                                                        39                        39
6.32%, 7/20/2035 (d)(g)                                                  1,492                     1,494
5.74%, 12/25/2035 (d)                                                    5,795                     5,811
5.49%, 6/25/2036 (d)(e)                                                  9,400                     9,415
5.60%, 6/25/2036 (d)(e)                                                  7,813                     7,839

Mortgage Backed Securities
Countrywide Alternative Loan Trust (continued)
5.48%, 5/25/2037 (a)(d)(e)                                               7,775                     7,775
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (d)                                                    1,710                     1,712
5.59%, 1/25/2036 (d)                                                     6,000                     6,002
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                            20                        20
4.59%, 12/19/2033 (d)                                                    1,000                       969
5.52%, 4/25/2046 (d)(e)                                                  7,464                     7,456
5.62%, 4/25/2046 (d)(e)                                                 11,954                    11,996
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (d)                                                     2,990                     3,098
0.79%, 9/15/2039 (c)                                                    78,690                     2,359
0.07%, 12/15/2039                                                       20,210                       357
0.87%, 12/15/2039 (d)                                                   94,560                     3,281
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (c)(d)                                                 1,751                     1,752
1.58%, 3/15/2036 (c)(d)                                                  9,035                       269
0.64%, 5/15/2036 (c)(d)                                                 13,175                       149
0.80%, 7/15/2036 (c)(d)                                                 13,176                       257
5.11%, 7/15/2036 (d)                                                     2,450                     2,421
0.17%, 11/15/2037 (c)(d)                                                22,692                       472
7.91%, 9/15/2041 (d)                                                       470                       498
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                         5,220                     5,206
Deutsche ALT-A Securities Inc Alternate Mortgage
Loan Trust
5.50%, 4/25/2036 (d)                                                     8,275                     8,289
First Union National Bank Commercial Mortgage
Securities Inc
8.09%, 5/17/2032                                                           700                       754
6.14%, 2/12/2034                                                           150                       156
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                       164,370                     2,177
5.61%, 4/10/2017 (d)                                                     7,360                     7,397
0.76%, 3/10/2040 (c)(d)                                                 20,482                       380
4.98%, 5/10/2043 (d)                                                     5,780                     5,653
GMAC Commercial Mortgage Securities Inc
1.00%, 3/10/2038 (c)(d)                                                  9,753                       254
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (d)                                                     1,030                     1,030
5.62%, 6/25/2045 (d)                                                       923                       924
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017                                                         2,443                     2,448
0.49%, 6/10/2036 (c)(d)                                                105,335                     1,076
6.11%, 7/10/2038 (d)                                                     3,320                     3,456
0.51%, 3/10/2039 (c)(d)                                                 67,816                     1,664
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                       37,983                     1,677
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (d)(e)                                                 1,658                     1,659
5.58%, 8/25/2046 (d)(e)                                                  5,242                     5,255
Harborview Mortgage Loan Trust
5.56%, 5/19/2047 (d)(e)                                                  9,558                     9,584
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (d)                                                     5,025                     5,025
Impac CMB Trust
6.26%, 10/25/2033 (d)                                                      543                       550
6.32%, 10/25/2033 (d)                                                      438                       439
5.70%, 1/25/2035 (d)                                                       863                       863
5.63%, 4/25/2035 (d)                                                       817                       818
Mortgage Backed Securities
Impac CMB Trust (continued)
5.75%, 4/25/2035 (d)                                                       607                       608
5.62%, 8/25/2035 (d)                                                     1,005                     1,007
5.83%, 8/25/2035 (d)                                                     3,066                     3,079
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (d)                                                    1,606                     1,616
5.48%, 3/25/2037 (d)(e)(g)                                               4,000                     3,987
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (d)                                                       742                       745
5.55%, 4/25/2035 (d)                                                     1,068                     1,072
5.65%, 4/25/2035 (d)                                                       742                       744
5.58%, 6/25/2035 (d)(e)                                                  9,004                     9,023
5.62%, 8/25/2035 (d)                                                     1,477                     1,482
5.50%, 1/25/2037 (d)(e)                                                  3,744                     3,735
5.56%, 4/25/2037 (d)(g)                                                  7,120                     7,120
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (d)(g)                                                  7,458                     7,458
JP Morgan Chase Commercial Mortgage Securities
0.73%, 10/12/2035 (c)(d)                                                24,556                       882
5.02%, 1/12/2037                                                           755                       735
5.31%, 9/12/2037 (d)                                                     1,300                     1,265
0.80%, 10/12/2037 (c)(d)                                                42,207                     1,749
1.28%, 1/12/2039 (c)(d)                                                  9,815                       327
5.63%, 6/12/2041 (d)                                                     4,005                     4,058
0.23%, 1/15/2042 (c)(d)                                                 25,456                       454
4.78%, 7/15/2042                                                         4,170                     4,009
5.59%, 5/12/2045 (d)                                                     2,765                     2,792
5.44%, 5/15/2045 (d)                                                     4,825                     4,827
5.62%, 5/15/2045 (d)                                                     1,350                     1,340
5.30%, 5/15/2047 (d)                                                     5,255                     5,260
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                         2,775                     2,769
4.95%, 11/25/2035 (d)                                                    6,750                     6,803
5.30%, 4/25/2036 (d)                                                     3,236                     3,237
5.84%, 6/25/2036 (d)                                                     6,336                     6,338
5.99%, 6/25/2036 (d)                                                     1,801                     1,808
5.97%, 8/25/2036 (d)                                                     8,600                     8,794
6.00%, 8/25/2036 (d)                                                     3,580                     3,580
5.58%, 10/25/2036 (d)                                                    9,612                     9,655
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026                                                           315                       314
6.37%, 12/15/2028                                                          400                       417
5.74%, 6/15/2032                                                         3,538                     3,585
0.85%, 3/15/2034 (c)(d)                                                  3,187                        37
0.37%, 3/15/2036 (c)(d)                                                  7,157                       203
1.29%, 3/15/2036 (c)(d)                                                  5,962                       176
0.87%, 8/15/2036 (c)(d)                                                 10,275                       198
5.41%, 9/15/2039 (d)                                                     1,200                     1,198
0.68%, 2/15/2040 (d)                                                    14,913                       530
0.13%, 7/15/2040 (c)                                                    72,848                     1,586
Luminent Mortgage Trust
5.51%, 5/25/2046 (d)(e)                                                  3,706                     3,702
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (d)                                                       743                       744
5.67%, 8/25/2036 (d)                                                       471                       473
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                         4,170                     4,286
5.80%, 5/12/2039 (d)                                                     4,065                     4,133
5.84%, 5/12/2039 (d)                                                     5,115                     5,242
Mortgage Backed Securities
Merrill Lynch Mortgage Trust (continued)
0.69%, 2/12/2042 (d)                                                    26,559                       349
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (d)                                                     2,570                     2,569
0.74%, 8/12/2048 (d)                                                    41,040                     1,749
0.06%, 12/12/2049 (d)                                                   36,930                       560
5.11%, 12/12/2049 (d)                                                    4,085                     4,066
Morgan Stanley Capital I
7.11%, 4/15/2033                                                            99                       102
1.19%, 1/13/2041 (c)(d)                                                  6,692                       219
5.54%, 5/24/2043 (c)(d)(g)                                               4,600                     4,596
0.05%, 12/15/2043 (c)(d)                                                43,884                       601
5.70%, 8/25/2046 (d)(e)(g)                                               5,500                     5,473
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                            24                        24
6.20%, 7/15/2033                                                           119                       119
0.91%, 4/15/2034 (c)(d)                                                  2,909                        41
Nationslink Funding Corp
7.23%, 6/20/2031                                                            97                        99
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (d)                                                       597                       598
Residential Accredit Loans Inc
5.47%, 2/25/2037 (d)(g)                                                  3,896                     3,896
Sequoia Mortgage Trust
5.69%, 2/20/2034 (d)(e)                                                  3,926                     3,926
5.55%, 2/20/2035 (d)                                                     1,031                     1,032
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (d)                                                       677                       679
5.55%, 12/25/2035 (d)                                                      534                       534
5.55%, 3/25/2036 (d)                                                     1,540                     1,541
5.43%, 6/25/2036 (d)                                                       189                       189
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (d)                                                     2,300                     2,271
6.02%, 8/25/2034 (d)                                                     2,310                     2,326
5.57%, 3/25/2035 (d)                                                       915                       915
5.25%, 12/25/2035                                                        2,393                     2,378
5.25%, 2/25/2036 (d)                                                     3,295                     3,277
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (d)                                                       962                       964
5.63%, 9/25/2045 (d)                                                     1,459                     1,466
Structured Asset Securities Corp
5.50%, 6/25/2036 (d)                                                     5,000                     5,006
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (d)                                                    3,897                     3,899
5.63%, 6/25/2044 (d)                                                     4,624                     4,627
Wachovia Bank Commercial Mortgage Trust
0.20%, 11/15/2035 (c)                                                   66,139                       720
0.60%, 10/15/2041 (c)(d)                                                56,771                       896
0.43%, 3/15/2042 (c)(d)                                                 96,605                     1,085
4.94%, 4/15/2042                                                         5,535                     5,394
5.25%, 12/15/2043                                                        3,550                     3,545
4.52%, 5/15/2044                                                         3,665                     3,598
5.06%, 10/15/2044                                                        1,191                     1,185
5.88%, 3/15/2045 (d)                                                     1,569                     1,578
5.80%, 7/15/2045                                                         5,000                     5,123
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (d)(e)                                                 6,775                     6,775
3.97%, 3/25/2033                                                           537                       531
3.80%, 6/25/2034 (d)                                                     1,345                     1,307
Mortgage Backed Securities
WaMu Mortgage Pass Through Certificates (continued)
4.67%, 5/25/2035 (d)                                                       945                       932
5.79%, 7/25/2044 (d)                                                       954                       958
5.63%, 1/25/2045 (d)                                                       781                       782
5.69%, 1/25/2045 (d)(e)                                                  1,472                     1,477
5.72%, 1/25/2045 (d)(e)                                                 11,450                    11,493
5.85%, 1/25/2045 (d)                                                     2,307                     2,312
5.55%, 4/25/2045 (d)                                                       599                       600
5.59%, 4/25/2045 (d)                                                       599                       600
5.61%, 7/25/2045 (d)                                                     1,330                     1,332
5.57%, 11/25/2045 (d)                                                    2,685                     2,691
5.70%, 11/25/2045 (d)(e)                                                11,650                    11,686
5.54%, 8/25/2046 (d)(e)                                                  2,500                     2,509
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                     2,599                     2,523
Washington Mutual Mortgage Pass Through Certificates
5.50%, 1/25/2047 (d)                                                     5,948                     5,943
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (d)                                                     3,183                     3,130
4.99%, 10/25/2035 (d)                                                    1,990                     1,980
                                                                                         ----------------
                                                                                                 528,360
                                                                                         ----------------
Mortgage Securities (0.57%)
Ginnie Mae
4.51%, 10/16/2028 (d)(g)                                                 3,330                     3,277
0.85%, 3/16/2047 (d)(g)                                                 27,136                     1,776
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (d)(g)                                                  8,225                     8,223
                                                                                         ----------------
                                                                                                  13,276
                                                                                         ----------------
Multi-Line Insurance (0.82%)
AXA SA
6.46%, 12/14/2018 (c)(d)                                                   910                       899
6.38%, 12/14/2045 (c)(d)                                                   910                       886
CNA Financial Corp
6.00%, 8/15/2011                                                         1,875                     1,917
Genworth Financial Inc
6.15%, 11/15/2066 (d)                                                    2,425                     2,399
Hartford Financial Services Group Inc
5.25%, 10/15/2011 (b)                                                    1,190                     1,195
5.95%, 10/15/2036                                                          850                       850
ING Groep NV
5.78%, 12/ 8/2035 (b)                                                    3,125                     3,114
MetLife Inc
6.40%, 12/15/2036 (d)                                                    4,550                     4,541
Metropolitan Life Global Funding I
5.50%, 3/17/2009 (c)(d)                                                  1,625                     1,627
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (d)                                                    1,555                     1,535
                                                                                         ----------------
                                                                                                  18,963
                                                                                         ----------------
Multimedia (0.67%)
CanWest MediaWorks Inc
8.00%, 9/15/2012                                                           500                       519
News America Inc
6.63%, 1/ 9/2008                                                         1,875                     1,888
4.75%, 3/15/2010                                                           160                       158
6.20%, 12/15/2034                                                          955                       937
Time Warner Inc
6.15%, 5/ 1/2007 (e)                                                     2,320                     2,320

Multimedia
Time Warner Inc (continued)
5.59%, 11/13/2009 (d)                                                    3,200                     3,206
Viacom Inc
5.70%, 6/16/2009 (d)                                                       975                       978
5.75%, 4/30/2011                                                         1,020                     1,034
Walt Disney Co/The
5.38%, 6/ 1/2007                                                           520                       520
5.44%, 9/10/2009 (d)(e)                                                  3,950                     3,956
                                                                                         ----------------
                                                                                                  15,516
                                                                                         ----------------
Music (0.04%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                         1,000                       960
                                                                                         ----------------

Mutual Insurance (0.09%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (b)(c)(d)                                               2,000                     2,010
                                                                                         ----------------

Non-Ferrous Metals (0.06%)
Codelco Inc
6.15%, 10/24/2036 (c)                                                    1,370                     1,421
                                                                                         ----------------

Non-Hazardous Waste Disposal (0.20%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                         2,214                     2,336
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                    1,600                     1,570
Waste Management Inc
5.00%, 3/15/2014                                                            10                        10
WCA Waste Corp
9.25%, 6/15/2014                                                           575                       612
                                                                                         ----------------
                                                                                                   4,528
                                                                                         ----------------
Office Automation & Equipment (0.10%)
Xerox Corp
6.40%, 3/15/2016                                                           775                       798
6.75%, 2/ 1/2017                                                         1,500                     1,582
                                                                                         ----------------
                                                                                                   2,380
                                                                                         ----------------
Office Furnishings - Original (0.06%)
Steelcase Inc
6.50%, 8/15/2011                                                         1,290                     1,325
                                                                                         ----------------

Oil - Field Services (0.55%)
BJ Services Co
5.53%, 6/ 1/2008 (d)                                                     3,875                     3,878
Halliburton Co
5.50%, 10/15/2010                                                        1,655                     1,676
Hanover Compressor Co
8.63%, 12/15/2010                                                        1,000                     1,042
Hanover Equipment Trust
8.50%, 9/ 1/2008 (d)                                                       818                       820
8.75%, 9/ 1/2011                                                         2,465                     2,551
Smith International Inc
6.00%, 6/15/2016 (b)                                                     1,190                     1,214
Weatherford International Ltd
6.50%, 8/ 1/2036                                                         1,500                     1,528
                                                                                         ----------------
                                                                                                  12,709
                                                                                         ----------------

Oil & Gas Drilling (0.15%)
Transocean Inc
5.55%, 9/ 5/2008 (d)                                                     3,400                     3,401
                                                                                         ----------------

Oil Company - Exploration & Production (1.71%)
Alberta Energy Co Ltd
7.38%, 11/ 1/2031                                                          650                       741
Anadarko Petroleum Corp
5.75%, 9/15/2009 (d)                                                     2,950                     2,957
6.45%, 9/15/2036                                                         2,870                     2,877
Apache Corp
5.25%, 4/15/2013 (b)                                                     2,685                     2,689
5.63%, 1/15/2017                                                           180                       183
6.00%, 1/15/2037                                                           800                       805
Canadian Natural Resources Ltd
6.25%, 3/15/2038                                                         1,760                     1,747
Chesapeake Energy Corp
7.50%, 9/15/2013                                                         1,750                     1,829
7.75%, 1/15/2015                                                         1,500                     1,568
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                        1,150                     1,141
EnCana Corp
6.30%, 11/ 1/2011                                                          175                       182
Houston Exploration Co
7.00%, 6/15/2013                                                         1,000                     1,005
Husky Oil Co
7.55%, 11/15/2016                                                          325                       365
Newfield Exploration Co
7.45%, 10/15/2007                                                        2,850                     2,868
6.63%, 9/ 1/2014                                                         1,860                     1,869
Nexen Inc
5.05%, 11/20/2013                                                        4,860                     4,733
Pemex Project Funding Master Trust
8.00%, 11/15/2011                                                        1,170                     1,298
7.38%, 12/15/2014                                                          150                       168
PetroHawk Energy Corp
9.13%, 7/15/2013                                                           650                       696
Pioneer Natural Resources Co
6.88%, 5/ 1/2018                                                         1,735                     1,697
Plains Exploration & Production Co
7.00%, 3/15/2017                                                         1,000                     1,001
Stone Energy Corp
8.11%, 7/15/2010 (c)(d)                                                  1,000                     1,000
Swift Energy Co
7.63%, 7/15/2011                                                           415                       423
9.38%, 5/ 1/2012 (b)                                                       600                       627
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                         1,470                     1,529
XTO Energy Inc
7.50%, 4/15/2012                                                           190                       208
6.25%, 4/15/2013                                                           235                       244
5.65%, 4/ 1/2016                                                         1,145                     1,146
6.10%, 4/ 1/2036                                                         2,200                     2,165
                                                                                         ----------------
                                                                                                  39,761
                                                                                         ----------------
Oil Company - Integrated (0.32%)
ConocoPhillips Holding Co
6.95%, 4/15/2029                                                           100                       114
Husky Energy Inc
6.25%, 6/15/2012                                                         1,125                     1,169

Oil Company - Integrated
Husky Energy Inc (continued)
6.15%, 6/15/2019                                                           700                       719
Occidental Petroleum Corp
4.00%, 11/30/2007                                                          460                       457
Petrobras International Finance Co
8.38%, 12/10/2018                                                          600                       723
Petro-Canada
5.95%, 5/15/2035                                                         2,230                     2,147
Petronas Capital Ltd
7.88%, 5/22/2022 (c)                                                       545                       672
TNK-BP Finance SA
6.63%, 3/20/2017 (c)                                                     1,540                     1,532
                                                                                         ----------------
                                                                                                   7,533
                                                                                         ----------------
Oil Field Machinery & Equipment (0.04%)
Complete Production Services Inc
8.00%, 12/15/2016 (c)                                                    1,000                     1,034
                                                                                         ----------------

Oil Refining & Marketing (0.47%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                        1,095                     1,088
6.38%, 2/ 1/2013                                                           775                       809
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                         1,675                     1,758
9.50%, 2/ 1/2013                                                         1,900                     2,045
Tesoro Corp
6.25%, 11/ 1/2012                                                        3,415                     3,483
6.63%, 11/ 1/2015                                                        1,115                     1,137
Valero Energy Corp
4.75%, 6/15/2013                                                           727                       698
                                                                                         ----------------
                                                                                                  11,018
                                                                                         ----------------
Paper & Related Products (0.12%)
Bowater Inc
8.35%, 3/15/2010 (d)                                                     1,200                     1,206
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                           205                       199
Georgia-Pacific Corp
7.00%, 1/15/2015 (c)                                                       900                       905
Neenah Paper Inc
7.38%, 11/15/2014                                                          400                       388
                                                                                         ----------------
                                                                                                   2,698
                                                                                         ----------------
Pharmacy Services (0.22%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                         3,085                     3,338
Omnicare Inc
6.75%, 12/15/2013                                                          250                       249
6.88%, 12/15/2015                                                        1,600                     1,594
                                                                                         ----------------
                                                                                                   5,181
                                                                                         ----------------
Physician Practice Management (0.07%)
US Oncology Inc
9.00%, 8/15/2012                                                           600                       639
10.75%, 8/15/2014                                                          800                       894
                                                                                         ----------------
                                                                                                   1,533
                                                                                         ----------------
Pipelines (1.18%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                           540                       530
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                           250                       244
Pipelines
El Paso Natural Gas Co
5.95%, 4/15/2017 (c)                                                       875                       883
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                           388                       381
5.95%, 6/ 1/2033                                                         2,000                     1,878
Energy Transfer Partners LP
6.63%, 10/15/2036                                                          780                       804
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                         1,000                       960
Kinder Morgan Energy Partners LP
6.00%, 2/ 1/2017                                                         2,595                     2,637
6.50%, 2/ 1/2037                                                         2,595                     2,622
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                                           700                       695
National Fuel Gas Co
5.25%, 3/ 1/2013                                                           350                       347
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                          895                       899
5.95%, 4/15/2017 (c)                                                     1,345                     1,350
ONEOK Partners LP
5.90%, 4/ 1/2012                                                         1,950                     2,004
6.65%, 10/ 1/2036                                                        1,780                     1,852
Pacific Energy
6.25%, 9/15/2015                                                         2,600                     2,603
Plains All American Pipeline LP
6.70%, 5/15/2036                                                         1,700                     1,765
Southern Natural Gas Co
5.90%, 4/ 1/2017 (b)(c)                                                  1,575                     1,584
TEPPCO Partners LP
7.63%, 2/15/2012                                                         2,875                     3,113
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                           335                       335
                                                                                         ----------------
                                                                                                  27,486
                                                                                         ----------------
Poultry (0.07%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                         1,000                     1,042
7.63%, 5/ 1/2015                                                           625                       633
                                                                                         ----------------
                                                                                                   1,675
                                                                                         ----------------
Printing - Commercial (0.09%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                           750                       765
Sheridan Group Inc/The
10.25%, 8/15/2011                                                          650                       677
Valassis Communications Inc
8.25%, 3/ 1/2015 (b)(c)                                                    750                       737
                                                                                         ----------------
                                                                                                   2,179
                                                                                         ----------------
Property & Casualty Insurance (0.36%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                         1,240                     1,354
Chubb Corp
6.38%, 3/29/2067 (d)                                                     1,775                     1,797
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017 (c)(f)                                                  1,000                     1,005
Markel Corp
6.80%, 2/15/2013                                                         1,000                     1,041
7.35%, 8/15/2034                                                           135                       145

Property & Casualty Insurance
Travelers Cos Inc/The
6.25%, 3/15/2067 (d)                                                     1,500                     1,502
WR Berkley Corp
6.25%, 2/15/2037                                                         1,585                     1,559
                                                                                         ----------------
                                                                                                   8,403
                                                                                         ----------------
Publishing - Newspapers (0.02%)
Block Communications Inc
8.25%, 12/15/2015 (c)                                                      350                       359
                                                                                         ----------------

Publishing - Periodicals (0.22%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                       4,000                     4,360
Dex Media Inc
0.00%, 11/15/2013 (a)(d)                                                   750                       707
                                                                                         ----------------
                                                                                                   5,067
                                                                                         ----------------
Quarrying (0.02%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(d)                                                    450                       441
                                                                                         ----------------

Radio (0.04%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014                                                         1,000                     1,017
                                                                                         ----------------

Real Estate Operator & Developer (0.03%)
Duke Realty LP
5.63%, 8/15/2011                                                           740                       749
                                                                                         ----------------

Recreational Centers (0.04%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                        1,000                     1,040
                                                                                         ----------------

Regional Banks (1.40%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (d)                                                     3,640                     3,604
BAC Capital Trust XIV
5.63%, 3/15/2043 (d)                                                     2,385                     2,394
Capital One Financial Corp
5.62%, 9/10/2009 (d)(e)                                                  3,500                     3,509
5.70%, 9/15/2011                                                         1,570                     1,584
4.80%, 2/21/2012                                                           935                       909
Fifth Third Bancorp
3.38%, 8/15/2008                                                           350                       342
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                        1,000                     1,041
Keycorp
5.42%, 5/26/2009 (d)(e)                                                  3,000                     3,001
PNC Funding Corp
5.50%, 1/31/2012 (d)(e)                                                  4,625                     4,622
5.25%, 11/15/2015                                                          775                       764
SunTrust Preferred Capital I
5.85%, 12/31/2049 (d)                                                    1,350                     1,372
Wachovia Corp
5.63%, 12/15/2008                                                          865                       872
6.38%, 2/ 1/2009                                                           365                       373
Wells Fargo & Co
5.41%, 9/28/2007 (d)                                                     1,160                     1,160
3.12%, 8/15/2008                                                           465                       452

Regional Banks
Wells Fargo & Co (continued)
4.00%, 9/10/2012 (d)                                                     2,500                     2,485
Wells Fargo Capital X
5.95%, 12/15/2036 (h)                                                    4,060                     3,975
                                                                                         ----------------
                                                                                                  32,459
                                                                                         ----------------
Reinsurance (0.27%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                         2,680                     2,721
PartnerRe Finance II
6.44%, 12/ 1/2066 (d)                                                    1,320                     1,325
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                         2,200                     2,331
                                                                                         ----------------
                                                                                                   6,377
                                                                                         ----------------
REITS - Apartments (0.16%)
AvalonBay Communities Inc
5.50%, 1/15/2012 (b)                                                     1,785                     1,802
BRE Properties Inc
5.50%, 3/15/2017                                                         1,505                     1,492
UDR Inc
6.50%, 6/15/2009                                                           395                       407
                                                                                         ----------------
                                                                                                   3,701
                                                                                         ----------------
REITS - Diversified (0.57%)
iStar Financial Inc
5.69%, 9/15/2009 (d)                                                     2,425                     2,428
5.69%, 3/ 9/2010 (d)                                                     2,500                     2,502
5.65%, 9/15/2011                                                         2,000                     2,016
5.15%, 3/ 1/2012 (b)                                                     1,230                     1,205
5.50%, 6/15/2012                                                         2,650                     2,650
5.95%, 10/15/2013                                                        2,460                     2,493
                                                                                         ----------------
                                                                                                  13,294
                                                                                         ----------------
REITS - Healthcare (0.31%)
Health Care Property Investors Inc
5.80%, 9/15/2008 (d)(e)                                                  2,000                     2,000
5.65%, 12/15/2013                                                        2,700                     2,687
6.00%, 1/30/2017                                                         1,750                     1,756
National Health Investors Inc
7.30%, 7/16/2007                                                           250                       250
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                           585                       604
                                                                                         ----------------
                                                                                                   7,297
                                                                                         ----------------
REITS - Hotels (0.11%)
Hospitality Properties Trust
5.13%, 2/15/2015                                                           825                       794
6.30%, 6/15/2016                                                         1,600                     1,660
                                                                                         ----------------
                                                                                                   2,454
                                                                                         ----------------
REITS - Office Property (0.34%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                        2,100                     2,128
5.70%, 5/ 1/2017                                                         1,715                     1,714
Highwoods Properties Inc
5.85%, 3/15/2017 (c)                                                     1,245                     1,238
HRPT Properties Trust
5.95%, 3/16/2011 (d)                                                     2,820                     2,821
                                                                                         ----------------
                                                                                                   7,901
                                                                                         ----------------

REITS - Regional Malls (0.33%)
Simon Property Group LP
6.38%, 11/15/2007                                                        3,750                     3,767
4.60%, 6/15/2010                                                           375                       369
5.60%, 9/ 1/2011                                                         2,075                     2,108
5.75%, 5/ 1/2012                                                         1,500                     1,535
                                                                                         ----------------
                                                                                                   7,779
                                                                                         ----------------
REITS - Shopping Centers (0.14%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                        2,340                     2,340
Federal Realty Investment Trust
6.20%, 1/15/2017                                                           930                       965
                                                                                         ----------------
                                                                                                   3,305
                                                                                         ----------------
REITS - Warehouse & Industrial (0.21%)
Prologis
5.61%, 8/24/2009 (d)                                                     4,800                     4,809
                                                                                         ----------------

Rental - Auto & Equipment (0.32%)
Erac USA Finance Co
5.60%, 4/30/2009 (c)(d)                                                  4,200                     4,210
5.61%, 8/28/2009 (c)(d)                                                  1,900                     1,905
United Rentals North America Inc
6.50%, 2/15/2012                                                         1,200                     1,212
                                                                                         ----------------
                                                                                                   7,327
                                                                                         ----------------
Retail - Apparel & Shoe (0.04%)
Payless Shoesource Inc
8.25%, 8/ 1/2013                                                           850                       895
                                                                                         ----------------

Retail - Automobile (0.12%)
AutoNation Inc
7.36%, 4/15/2013 (d)                                                     1,000                     1,009
Group 1 Automotive Inc
8.25%, 8/15/2013                                                           500                       517
United Auto Group Inc
7.75%, 12/15/2016 (c)                                                    1,150                     1,167
                                                                                         ----------------
                                                                                                   2,693

                                                                                         ----------------
Retail - Building Products (0.09%)
Home Depot Inc
5.47%, 12/16/2009 (d)(e)                                                 2,100                     2,103
                                                                                         ----------------

Retail - Discount (0.16%)
Costco Wholesale Corp
5.50%, 3/15/2017                                                         1,735                     1,750
Target Corp
5.38%, 6/15/2009                                                            80                        81
5.88%, 3/ 1/2012                                                           280                       289
5.38%, 5/ 1/2017                                                         1,560                     1,561
                                                                                         ----------------
                                                                                                   3,681
                                                                                         ----------------
Retail - Drug Store (0.06%)
Rite Aid Corp
8.13%, 5/ 1/2010                                                         1,450                     1,497
                                                                                         ----------------

Retail - Propane Distribution (0.11%)
Amerigas Partners LP
7.25%, 5/20/2015 (b)                                                       550                       560
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
7.13%, 5/20/2016                                                           450                       455

Retail - Propane Distribution
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                          500                       494
8.25%, 3/ 1/2016                                                           500                       530
Suburban Propane Partners LP/Suburban Energy
Finance Corp
6.88%, 12/15/2013                                                          400                       399
                                                                                         ----------------
                                                                                                   2,438
                                                                                         ----------------
Retail - Regional Department Store (0.20%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                          700                       704
5.75%, 2/15/2018                                                           855                       853
8.13%, 4/ 1/2027 (b)                                                     1,918                     1,973
6.38%, 10/15/2036                                                        1,200                     1,196
                                                                                         ----------------
                                                                                                   4,726
                                                                                         ----------------
Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (c)(d)                                                   525                       530
8.63%, 12/ 1/2011 (c)                                                      750                       810
                                                                                         ----------------
                                                                                                   1,340
                                                                                         ----------------
Satellite Telecommunications (0.19%)
Intelsat Corp
6.38%, 1/15/2008                                                         3,750                     3,750
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (d)                                                       600                       624
                                                                                         ----------------
                                                                                                   4,374
                                                                                         ----------------
Savings & Loans - Thrifts (0.33%)
Washington Mutual Inc
5.66%, 1/15/2010 (d)                                                     3,750                     3,758
5.49%, 4/24/2037 (a)(d)(g)                                               4,000                     4,000
                                                                                         ----------------
                                                                                                   7,758
                                                                                         ----------------
Schools (0.05%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (c)                                                     1,155                     1,155
                                                                                         ----------------

Sovereign (0.36%)
Chile Government International Bond
5.75%, 1/28/2008 (d)                                                     1,000                     1,002
Colombia Government International Bond
8.25%, 12/22/2014                                                          750                       862
Mexico Government International Bond
6.05%, 1/13/2009 (b)(d)                                                  1,135                     1,145
8.38%, 1/14/2011 (b)                                                     1,750                     1,936
6.75%, 9/27/2034                                                         2,318                     2,585
South Africa Government International Bond
6.50%, 6/ 2/2014                                                           765                       815
                                                                                         ----------------
                                                                                                   8,345
                                                                                         ----------------
Special Purpose Banks (0.13%)
Korea Development Bank
4.25%, 11/13/2007 (b)                                                       25                        25
5.76%, 10/20/2009 (d)                                                      760                       765
5.49%, 4/ 3/2010 (d)(e)                                                  2,335                     2,335
                                                                                         ----------------
                                                                                                   3,125
                                                                                         ----------------
Special Purpose Entity (1.28%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(d)                                                    835                       827
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)                                                    3,090                     3,234

Special Purpose Entity
BAE Systems Holdings Inc (continued)
5.20%, 8/15/2015 (c)                                                     3,000                     2,942
Capital One Capital IV
6.75%, 2/17/2037                                                         1,430                     1,395
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
9.75%, 11/15/2014 (c)                                                      250                       270
Idearc Inc
8.00%, 11/15/2016 (c)                                                    1,550                     1,616
John Hancock Global Funding II
5.52%, 4/ 3/2009 (c)(d)                                                  2,550                     2,557
JPMorgan Chase Capital XXII
6.45%, 2/ 2/2037                                                           750                       759
Petroplus Finance Ltd
7.00%, 5/ 1/2017 (c)(f)                                                    700                       706
QBE Capital Funding II LP
6.80%, 6/ 1/2049 (c)(d)(f)                                               1,865                     1,881
Regency Energy Partners
8.38%, 12/15/2013 (c)                                                    2,635                     2,714
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(d)                                                  2,740                     2,747
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(d)                                                  1,700                     1,775
TransCapitalInvest Ltd for OJSC AK Tran
5.67%, 3/ 5/2014 (b)(c)                                                  1,840                     1,817
Tyco International Group SA Participati
4.44%, 6/15/2007 (c)                                                     2,500                     2,497
Universal City Development Partners
11.75%, 4/ 1/2010 (b)                                                    1,000                     1,062
USB Realty Corp
6.09%, 1/15/2012 (c)(d)                                                    985                       995
                                                                                         ----------------
                                                                                                  29,794

                                                                                         ----------------
Specified Purpose Acquisition (0.02%)
Basell AF SCA
8.38%, 8/15/2015 (b)(c)                                                    354                       368
                                                                                         ----------------

Steel - Producers (0.18%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                         1,900                     2,116
Steel Dynamics Inc
6.75%, 4/ 1/2015 (c)                                                     1,000                     1,003
United States Steel Corp
9.75%, 5/15/2010                                                         1,050                     1,102
                                                                                         ----------------
                                                                                                   4,221
                                                                                         ----------------
Telecommunication Services (0.30%)
Digicel Group Ltd
8.88%, 1/15/2015 (b)(c)                                                  1,000                       981
Globo Comunicacoes e Participacoes SA
7.25%, 4/26/2022 (b)(c)                                                  1,155                     1,151
MasTec Inc
7.63%, 2/ 1/2017 (c)                                                       900                       909
Qwest Corp
7.88%, 9/ 1/2011                                                         1,000                     1,065
TELUS Corp
7.50%, 6/ 1/2007                                                         1,860                     1,863
West Corp
9.50%, 10/15/2014 (b)(c)                                                 1,050                     1,110
                                                                                         ----------------
                                                                                                   7,079

                                                                                         ----------------

Telephone - Integrated (1.17%)
AT&T Corp
7.30%, 11/15/2011 (d)                                                    1,850                     2,010
AT&T Inc
4.21%, 6/ 5/2007 (c)(e)                                                    800                       799
Deutsche Telekom International Finance BV
5.53%, 3/23/2009 (d)                                                     3,175                     3,181
France Telecom SA
7.75%, 3/ 1/2011 (d)                                                     3,390                     3,693
KT Corp
4.88%, 7/15/2015 (c)                                                       700                       672
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                           350                       350
Qwest Communications International Inc
8.86%, 2/15/2009 (b)(d)                                                  1,200                     1,212
Royal KPN NV
8.00%, 10/ 1/2010                                                        1,075                     1,169
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (d)                                                       845                       847
5.97%, 7/18/2011 (d)                                                     2,175                     2,192
4.95%, 9/30/2014                                                         3,000                     2,858
6.38%, 11/15/2033                                                          600                       584
Telefonica Emisiones SAU
5.65%, 6/19/2009 (d)                                                     2,200                     2,208
5.98%, 6/20/2011                                                         1,415                     1,453
Telefonica Europe BV
7.75%, 9/15/2010                                                           760                       819
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                          765                       757
Verizon Communications Inc
5.35%, 2/15/2011 (b)                                                       600                       604
6.25%, 4/ 1/2037                                                         1,765                     1,769
                                                                                         ----------------
                                                                                                  27,177
                                                                                         ----------------
Television (0.15%)
Allbritton Communications Co
7.75%, 12/15/2012                                                          750                       771
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                           380                       390
Univision Communications Inc
9.75%, 3/15/2015 (b)(c)                                                  1,485                     1,491
Videotron Ltee
6.88%, 1/15/2014                                                           725                       734
                                                                                         ----------------
                                                                                                   3,386
                                                                                         ----------------
Theaters (0.02%)
AMC Entertainment Inc
8.63%, 8/15/2012                                                           500                       532
                                                                                         ----------------

Tobacco (0.10%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                         2,275                     2,416
                                                                                         ----------------

Tools - Hand Held (0.14%)
Snap-On Inc
5.48%, 1/12/2010 (d)(e)                                                  3,200                     3,202
                                                                                         ----------------

Transport - Rail (0.20%)
Burlington Northern Santa Fe Corp
5.65%, 5/ 1/2017                                                           645                       648

Transport - Rail
Burlington Northern Santa Fe Corp (continued)
6.15%, 5/ 1/2037                                                         2,455                     2,475
CSX Corp
4.88%, 11/ 1/2009                                                        1,425                     1,411
Union Pacific Corp
4.70%, 1/ 2/2024                                                           184                       176
6.63%, 2/ 1/2029                                                            45                        48
                                                                                         ----------------
                                                                                                   4,758
                                                                                         ----------------
Transport - Services (0.01%)
FedEx Corp
3.50%, 4/ 1/2009                                                           260                       252
                                                                                         ----------------

Travel Services (0.02%)
Travelport LLC
9.98%, 9/ 1/2014 (c)(d)                                                    450                       465
                                                                                         ----------------

Venture Capital (0.03%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                           750                       744
                                                                                         ----------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                                          350                       354
                                                                                         ----------------

Wire & Cable Products (0.09%)
Coleman Cable Inc
9.88%, 10/ 1/2012 (c)                                                    1,250                     1,309
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                           850                       884
                                                                                         ----------------
                                                                                                   2,193
                                                                                         ----------------
TOTAL BONDS                                                                           $        1,905,543
                                                                                         ----------------
CONVERTIBLE BONDS (0.09%)
Retail - Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                         2,100                     2,092
                                                                                         ----------------
TOTAL CONVERTIBLE BONDS                                                               $            2,092
                                                                                         ----------------
TAX-EXEMPT BONDS (0.20%)
California (0.20%)
State of California
5.00%, 8/ 1/2019                                                           500                       537
5.00%, 8/ 1/2020                                                         2,500                     2,675
5.00%, 8/ 1/2021                                                         1,250                     1,334
                                                                                         ----------------
                                                                                                   4,546
                                                                                         ----------------
TOTAL TAX-EXEMPT BONDS                                                                $            4,546
                                                                                         ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (53.22%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.73%)
4.50%, 5/ 1/2022 (i)                                                    12,125                    11,739
4.50%, 6/ 1/2022 (i)                                                     7,000                     6,779
5.00%, 6/ 1/2022 (i)                                                     5,000                     4,930
5.50%, 5/ 1/2037 (i)                                                   119,225                   117,884
6.00%, 5/ 1/2037 (i)                                                    50,015                    50,421
5.00%, 6/ 1/2037 (i)                                                    52,495                    50,723
5.50%, 4/ 1/2009                                                            28                        28
5.50%, 8/ 1/2009                                                            81                        81
4.50%, 12/ 1/2009                                                          754                       744
4.50%, 4/ 1/2011                                                         2,873                     2,820

Federal Home Loan Mortgage Corporation (FHLMC)
7.00%, 8/ 1/2016                                                            12                        12
6.50%, 6/ 1/2017                                                           646                       663
6.00%, 7/ 1/2017                                                           248                       253
5.50%, 3/ 1/2018                                                           510                       512
5.50%, 4/ 1/2018                                                         4,099                     4,115
5.00%, 5/ 1/2018                                                         3,794                     3,751
5.00%, 10/ 1/2018                                                        2,260                     2,235
5.50%, 12/ 1/2018                                                           10                        10
5.00%, 1/ 1/2019                                                         3,688                     3,645
6.00%, 3/ 1/2022                                                           637                       648
5.50%, 5/ 1/2022                                                         3,045                     3,049
6.00%, 7/ 1/2023                                                         1,967                     1,999
5.50%, 6/ 1/2024                                                         3,199                     3,186
5.00%, 2/ 1/2026                                                        12,268                    11,966
6.00%, 6/ 1/2028                                                            40                        41
6.00%, 1/ 1/2029                                                            15                        15
6.50%, 3/ 1/2029                                                            78                        80
6.50%, 5/ 1/2029                                                            99                       102
7.00%, 12/ 1/2029                                                           56                        58
7.00%, 6/ 1/2030                                                            35                        36
7.50%, 9/ 1/2030                                                            27                        28
8.00%, 9/ 1/2030                                                           131                       138
8.00%, 11/ 1/2030                                                            1                         1
7.00%, 12/ 1/2030                                                           53                        56
7.50%, 12/ 1/2030                                                            3                         3
7.50%, 1/ 1/2031                                                            66                        69
6.00%, 3/ 1/2031                                                           105                       106
7.50%, 3/ 1/2031                                                            23                        24
6.00%, 4/ 1/2031                                                            21                        21
6.50%, 4/ 1/2031                                                            55                        57
6.50%, 6/ 1/2031                                                             4                         4
7.00%, 6/ 1/2031                                                             2                         2
6.50%, 9/ 1/2031                                                            63                        65
7.00%, 9/ 1/2031                                                            14                        15
6.00%, 12/ 1/2031                                                          581                       590
6.00%, 2/ 1/2032                                                            12                        13
6.50%, 2/ 1/2032                                                            73                        75
7.50%, 2/ 1/2032                                                            33                        35
6.50%, 5/ 1/2032                                                           127                       131
6.00%, 12/ 1/2032                                                          556                       564
6.00%, 2/ 1/2033                                                           456                       462
5.50%, 4/ 1/2033                                                         1,043                     1,034
5.50%, 5/ 1/2033                                                         1,131                     1,122
5.50%, 10/ 1/2033                                                        1,004                       995
5.50%, 12/ 1/2033                                                        4,396                     4,358
6.00%, 12/ 1/2033                                                          977                       989
5.50%, 9/ 1/2034                                                         3,337                     3,307
6.50%, 10/ 1/2035                                                          511                       523
6.00%, 8/ 1/2036                                                         2,037                     2,055
6.50%, 11/ 1/2036                                                        4,816                     4,919
5.07%, 7/ 1/2034 (d)                                                       376                       372
5.66%, 6/ 1/2035 (d)                                                     4,768                     4,862
4.68%, 8/ 1/2035 (d)                                                     1,820                     1,789
5.01%, 9/ 1/2035 (d)                                                     5,007                     5,023
5.24%, 11/ 1/2035 (d)                                                      950                       954
5.68%, 10/ 1/2036 (d)                                                   15,780                    15,881
5.57%, 2/ 1/2037 (d)                                                     3,949                     3,960

Federal Home Loan Mortgage Corporation (FHLMC)
5.63%, 2/ 1/2037 (d)                                                     5,263                     5,287
                                                                                         ----------------
                                                                                                 342,414
                                                                                         ----------------
Federal National Mortgage Association (FNMA) (18.87%)
4.50%, 5/ 1/2022 (i)                                                    38,675                    37,430
5.00%, 5/ 1/2022 (i)                                                    43,850                    43,220
5.50%, 5/ 1/2022 (i)                                                    12,970                    12,986
5.00%, 5/ 1/2037 (i)                                                    88,185                    85,181
5.50%, 5/ 1/2037 (i)                                                    61,965                    61,268
6.00%, 5/ 1/2037 (i)                                                    70,575                    71,104
6.50%, 5/ 1/2037 (i)                                                    12,500                    12,762
7.00%, 5/ 1/2037 (i)                                                        45                        46
5.50%, 6/ 1/2037 (i)                                                     7,500                     7,416
6.00%, 6/ 1/2037 (i)                                                     4,000                     4,029
6.00%, 5/ 1/2009                                                            73                        73
6.00%, 7/ 1/2009                                                           190                       190
5.00%, 3/ 1/2010                                                           577                       578
6.50%, 4/ 1/2010                                                            20                        20
6.50%, 1/ 1/2011                                                            32                        32
6.50%, 2/ 1/2011                                                           126                       128
6.50%, 3/ 1/2011                                                           165                       167
6.50%, 7/ 1/2016                                                            16                        17
6.50%, 2/ 1/2017                                                            85                        87
6.50%, 3/ 1/2017                                                            31                        32
6.50%, 4/ 1/2017                                                            24                        25
6.50%, 8/ 1/2017                                                           613                       628
5.00%, 9/ 1/2017                                                         1,055                     1,043
5.50%, 9/ 1/2017                                                           200                       201
5.50%, 10/ 1/2017                                                          425                       427
5.00%, 3/ 1/2018                                                         1,567                     1,549
6.00%, 10/ 1/2021                                                       11,048                    11,229
6.50%, 5/ 1/2022                                                            51                        53
5.50%, 2/ 1/2023                                                           779                       777
6.00%, 2/ 1/2023                                                           237                       241
5.50%, 6/ 1/2023                                                         3,016                     3,006
5.50%, 7/ 1/2023                                                            48                        48
7.00%, 8/ 1/2029                                                            13                        13
6.50%, 12/ 1/2031                                                           36                        38
6.50%, 2/ 1/2032                                                           103                       106
7.00%, 2/ 1/2032                                                            83                        87
7.00%, 3/ 1/2032                                                           225                       236
6.50%, 4/ 1/2032                                                            32                        33
6.00%, 5/ 1/2032                                                            87                        88
6.50%, 6/ 1/2032                                                            13                        13
6.50%, 8/ 1/2032                                                           160                       165
7.50%, 8/ 1/2032                                                           108                       112
4.62%, 12/ 1/2032 (d)                                                    1,906                     1,923
5.50%, 7/ 1/2033                                                         1,651                     1,637
5.50%, 9/ 1/2033                                                         2,373                     2,353
4.24%, 6/ 1/2034 (d)                                                     1,002                       992
4.35%, 7/ 1/2034 (d)                                                       546                       542
4.31%, 12/ 1/2034 (d)                                                    1,553                     1,542
4.60%, 3/ 1/2035 (d)                                                     1,652                     1,642
5.08%, 8/ 1/2035 (d)                                                     2,065                     2,068
5.72%, 2/ 1/2036 (d)                                                     1,183                     1,189
6.99%, 3/ 1/2036 (d)(e)                                                  9,031                     9,309
6.00%, 5/ 1/2036                                                         1,387                     1,398
5.79%, 6/ 1/2036 (d)(g)                                                    596                       600
6.00%, 7/ 1/2036                                                         3,262                     3,287

Federal National Mortgage Association (FNMA)
6.50%, 8/ 1/2036                                                         4,825                     4,926
6.50%, 10/ 1/2036                                                        8,831                     9,017
6.50%, 11/ 1/2036                                                        9,401                     9,600
6.50%, 12/ 1/2036                                                       13,527                    13,812
5.45%, 1/ 1/2037 (d)                                                     3,223                     3,238
5.51%, 1/ 1/2037 (d)                                                     9,580                     9,671
5.47%, 3/ 1/2037 (d)                                                     3,051                     3,064
                                                                                         ----------------
                                                                                                 438,694
                                                                                         ----------------
Government National Mortgage Association (GNMA) (2.38%)
5.50%, 5/ 1/2037 (i)                                                    20,450                    20,335
7.00%, 4/15/2031                                                             2                         2
7.00%, 6/15/2031                                                            78                        82
7.00%, 7/15/2031                                                            14                        15
6.00%, 8/15/2031                                                           129                       132
6.00%, 1/15/2032                                                            32                        32
6.00%, 2/15/2032                                                           452                       460
7.00%, 6/15/2032                                                           424                       445
6.50%, 10/15/2032                                                          141                       145
6.50%, 12/15/2032                                                        1,180                     1,217
6.00%, 2/15/2033                                                           205                       208
5.00%, 11/15/2033                                                       16,013                    15,597
6.00%, 12/15/2033                                                          268                       273
5.00%, 6/15/2034                                                           380                       370
6.50%, 3/20/2028                                                            53                        55
6.00%, 7/20/2028                                                           274                       279
6.00%, 11/20/2028                                                          258                       262
6.00%, 1/20/2029                                                           274                       278
6.50%, 5/20/2029                                                            41                        43
6.00%, 7/20/2029                                                            69                        70
7.50%, 10/20/2030                                                            3                         3
8.00%, 1/20/2031                                                            26                        27
6.50%, 2/20/2032                                                            24                        25
6.00%, 11/20/2033                                                        3,400                     3,451
5.50%, 5/20/2035                                                           992                       986
6.00%, 12/20/2036                                                       10,326                    10,458
                                                                                         ----------------
                                                                                                  55,250
                                                                                         ----------------
U.S. Treasury (16.29%)
4.25%, 11/30/2007 (b)                                                   50,000                    49,785
4.50%, 2/15/2009 (b)                                                    15,000                    14,957
3.63%, 7/15/2009 (b)                                                    12,250                    12,007
4.88%, 8/15/2009 (b)                                                    60,000                    60,387
3.50%, 2/15/2010 (b)                                                    22,500                    21,892
5.00%, 2/15/2011 (b)                                                    27,250                    27,742
4.88%, 2/15/2012 (b)                                                    17,550                    17,836
4.38%, 8/15/2012 (b)                                                    19,750                    19,648
3.88%, 2/15/2013 (b)                                                     8,400                     8,129
4.25%, 8/15/2013 (b)                                                    11,100                    10,937
4.75%, 5/15/2014 (b)                                                    15,000                    15,161
4.25%, 11/15/2014 (b)                                                   18,675                    18,278
7.50%, 11/15/2016 (b)                                                   17,510                    21,307
8.13%, 8/15/2019 (b)                                                     9,350                    12,238
6.25%, 8/15/2023 (b)                                                    15,000                    17,296
6.00%, 2/15/2026 (b)                                                    13,400                    15,214
6.75%, 8/15/2026 (b)                                                     3,000                     3,691
6.13%, 8/15/2029                                                            25                        29
6.25%, 5/15/2030 (b)                                                    27,055                    32,195
                                                                                         ----------------
                                                                                                 378,729
                                                                                         ----------------

U.S. Treasury Inflation-Indexed Obligations (0.95%)
3.88%, 1/15/2009 (b)                                                     1,861                     1,923
4.25%, 1/15/2010 (b)                                                     2,540                     2,697
3.50%, 1/15/2011 (b)                                                     6,811                     7,190
2.00%, 1/15/2014 (b)                                                    10,435                    10,347
                                                                                         ----------------
                                                                                                  22,157
                                                                                         ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                 $        1,237,244
                                                                                         ----------------
SHORT TERM INVESTMENTS (8.42%)
Commercial Paper (6.11%)
Investment in Joint Trading Account: Citigroup Funding
5.31%, 5/ 1/2007                                                       103,917                   103,917
Textron Inc
5.35%, 5/ 1/2007 (e)                                                    38,250                    38,250
                                                                                         ----------------
                                                                                                 142,167
                                                                                         ----------------
Repurchase Agreements (2.31%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07 maturing 05/01/07                   53,704                    53,704
(collateralized by U.S.
Government Agency Issues; $55,315,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                         ----------------

TOTAL SHORT TERM INVESTMENTS                                                          $          195,871
                                                                                         ----------------
MONEY MARKET FUNDS (2.25%)
Money Center Banks (2.25%)
BNY Institutional Cash Reserve Fund (e)                                 52,290                    52,290
                                                                                         ----------------
TOTAL MONEY MARKET FUNDS                                                              $           52,290
                                                                                         ----------------
Total Investments                                                                     $        3,397,587
Liabilities in Excess of Other Assets, Net - (46.15)%                                        (1,072,842)
                                                                                         ----------------
TOTAL NET ASSETS - 100.00%                                                            $        2,324,745
                                                                                         ================
                                                                                         ----------------

                                                                                         ================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $200,317 or 8.62% of net assets.

(d)  Variable Rate

(e)  Security was purchased with the cash proceeds from securities loans.

(f)  Security purchased on a when-issued basis.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $71,184 or 3.06% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $256 or 0.01% of net assets.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           15,487
Unrealized Depreciation                                        (10,021)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                        5,466
Cost for federal income tax purposes                          3,392,121
All dollar amounts are shown in thousands (000's)


                               Purchased Swaptions
                                                     Exercise     Expiration
Description                               Contracts      Rate          Month          U.S. $ Value
---------------------------------------------------- --------- -------------- ---------------------
Call - OTC 3 Year Interest Rate Swap;
receive floating rate based on           59,900,000      4.97  %   9/ 1/2007        $          247
3-month LIBOR; with Deutsche Bank

Call - OTC 3 Year Interest Rate Swap;
receive floating rate based on           59,900,000      4.90      9/ 1/2007                   198
3-month LIBOR; with Merrill Lynch
                                                                                     --------------

                                                                                     --------------
 (Premiums received $282)                                                           $          445
                                                                                     --------------
All dollar amounts are shown in thousands (000's)


                         Credit Default Swap Agreements
                                                                                           Unrealized
                                                                     Notional             Appreciation/
Description                                                           Amount             (Depreciation)
-------------------------------------- ---------------------------- ----------- -------- ----------------

-------------------------------------- ---------------------------- ----------- -------- ----------------
Sell protection for CDX NA HY 7 Index and receive
quarterly 3.25% from Deutsche Bank. Expires December          $       7,000        $            (247)
2011

Sell protection for CDX NA HY 7 Index and receive
quarterly 3.25% from Lehman Brothers. Expires                        30,000                   (1,058)
December 2011

Sell protection for CDX NA HY 7 Index and receive
quarterly 3.25% from Lehman Brothers. Expires                        20,000                     (706)
September 2011

All dollar amounts are shown in thousands (000's)


                          Total Return Swap Agreements
                                                                                      Unrealized
                                                                Notional             Appreciation/
Description                                                      Amount             (Depreciation)
-------------------------------------- ----------------------- ----------- -------- ----------------
Receive a monthly return equal to the Lehman
ERISA Eligible CMBS Index and pay monthly a floating rate
floating rate based on                                      $      35,000        $             (41)
1-month LIBOR less 0 basis points with Wachovia Bank.
Expires July 2007.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate
based on                                                           20,000                      (22)
1-month LIBOR less 10 basis points with Wachovia Bank.
Expires April 2007.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate
based on                                                           55,000                      (61)
1-month LIBOR less 5 basis points with Wachovia Bank.
Expires May 2007.


All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------ ------- ----------------
Sector                                                           Percent
------------------------------------------------ ------- ----------------
Mortgage Securities                                               60.58%
Financial                                                         24.33%
Government                                                        18.39%
Asset Backed Securities                                           15.27%
Communications                                                     5.21%
Industrial                                                         4.74%
Energy                                                             4.55%
Consumer, Non-cyclical                                             4.16%
Utilities                                                          3.42%
Consumer, Cyclical                                                 2.73%
Basic Materials                                                    1.79%
Technology                                                         0.72%
General Obligation                                                 0.20%
Diversified                                                        0.06%
Liabilities in Excess of Other Assets, Net                     (-46.15%)
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================

Other Assets Summary (unaudited)
------------------------------------------------ ------- ----------------
Asset Type                                                       Percent
------------------------------------------------ ------- ----------------
Credit Default Swaps                                               0.09%
Purchased Swaptions                                                0.02%
Total Return Swaps                                                 0.01%

Schedule of Investments

April 30, 2007 (unaudited)
California Insured Intermediate Municipal Fund
                                                                  Principal
                                                                  Amount                Value (000's)
                                                                   (000's)
TAX-EXEMPT BONDS (99.35%)
California (98.27%)
Abag Finance Authority for Nonprofit Corps
6.25%, 8/15/2030                                               $       1,000        $            1,027
Alameda Public Financing Authority
5.00%, 9/ 2/2008                                                       1,000                     1,010
Anaheim Public Financing Authority/CA  AMBAC
5.25%, 8/ 1/2013                                                       2,000                     2,151
Anaheim Public Financing Authority/CA  FSA
5.25%, 10/ 1/2014                                                      2,000                     2,155
5.00%, 10/ 1/2015                                                      2,000                     2,118
Baldwin Park Public Financing Authority/CA
4.63%, 8/ 1/2016                                                       1,130                     1,162
California Educational Facilities Authority  MBIA
5.10%, 3/ 1/2014                                                       1,000                     1,028
California Health Facilities Financing
Authority/CA  AMBAC
5.88%, 7/ 1/2009                                                         125                       125
California Housing Finance Agency  AMBAC
5.10%, 2/ 1/2009                                                       1,000                     1,020
California Infrastructure & Economic Development Bank
3.88%, 12/ 1/2031                                                        400                       400
California Infrastructure & Economic
Development Bank  FGIC
5.00%, 8/15/2018                                                       1,155                     1,243
California State Department of Water Resources  FGIC
5.25%, 12/ 1/2014                                                      3,000                     3,252
California State Department of Water Resources  MBIA
5.25%, 5/ 1/2015                                                       1,675                     1,800
California State Department of Water Resources  XLCA
5.38%, 5/ 1/2017                                                       3,000                     3,265
California State Public Works Board  AMBAC
5.25%, 6/ 1/2012                                                       2,000                     2,148
5.25%, 12/ 1/2014                                                      2,750                     2,949
5.25%, 3/ 1/2016                                                       1,000                     1,069
California State Public Works Board  MBIA
5.00%, 12/ 1/2018                                                      3,000                     3,209
California Statewide Communities Development Authority
4.20%, 10/15/2018                                                      1,500                     1,499
5.00%, 5/15/2020                                                       1,000                     1,055
California Statewide Communities Development
Authority  FSA
5.25%, 10/ 1/2015                                                      1,845                     1,996
Chino Valley Unified School District Certificates
of Participation  FSA
5.25%, 9/ 1/2013                                                       1,240                     1,324
Chula Vista Public Financing Authority/CA  FSA
4.50%, 9/ 2/2013                                                         145                       152
City of Hawthorne CA
4.60%, 9/ 1/2021 (a)                                                   1,000                       983
City of Oceanside CA  AMBAC
5.25%, 4/ 1/2016                                                       1,575                     1,696
City of Riverside CA  MBIA
5.50%, 9/ 1/2013                                                       1,100                     1,181
City of Sacramento CA
5.00%, 9/ 2/2020                                                       1,040                     1,059

California
Contra Costa County Public Financing Authority MBIA
5.00%, 6/ 1/2020                                                       2,000                     2,161
County of Alameda CA  MBIA
5.38%, 6/ 1/2009                                                         595                       604
County of Riverside CA  FGIC
5.00%, 11/ 1/2018                                                      1,015                     1,090
5.00%, 11/ 1/2019                                                      1,105                     1,182
County of San Diego CA
5.00%, 9/ 1/2016                                                       1,000                     1,051
5.00%, 9/ 1/2020                                                       1,000                     1,044
Emeryville Public Financing Authority/CA  MBIA
5.25%, 9/ 1/2015                                                       1,265                     1,370
5.25%, 9/ 1/2017                                                       1,400                     1,509
Golden State Tobacco Securitization Corp/CA
5.00%, 6/ 1/2017                                                       1,000                     1,034
Golden State Tobacco Securitization Corp/CA  AMBAC
5.00%, 6/ 1/2013                                                       2,000                     2,140
Golden West Schools Financing Authority  MBIA
5.65%, 2/ 1/2012                                                         685                       745
Gonzales Redevelopment Agency/CA
4.63%, 8/ 1/2011                                                       1,000                     1,005
Independent Cities Lease Finance Authority
4.75%, 5/15/2019                                                       1,415                     1,454
Kings Canyon Joint Unified School District  FGIC
5.38%, 8/ 1/2015                                                       1,195                     1,285
Loma Linda CA
5.00%, 12/ 1/2017                                                      2,000                     2,075
Long Beach Bond Finance Authority  AMBAC
5.25%, 11/ 1/2013                                                      1,080                     1,165
Long Beach Community College District/CA  FGIC
5.00%, 5/ 1/2019                                                       1,435                     1,541
Los Angeles Department of Water & Power  FSA
5.00%, 7/ 1/2017                                                       2,000                     2,171
Los Angeles Department of Water & Power  MBIA
5.00%, 7/ 1/2017                                                       1,300                     1,392
Los Angeles Municipal Improvement Corp  MBIA
5.50%, 6/ 1/2017                                                       1,045                     1,128
Los Angeles State Building Authority/CA  MBIA
5.63%, 5/ 1/2011                                                       1,500                     1,578
Monterey Peninsula Community College District  FGIC
5.00%, 8/ 1/2020                                                       3,000                     3,210
M-S-R Public Power Agency/CA  MBIA
5.00%, 7/ 1/2015                                                       2,105                     2,212
Ontario Redevelopment Financing Authority/CA  AMBAC
5.50%, 8/ 1/2016                                                       1,055                     1,141
Ontario Redevelopment Financing Authority/CA  MBIA
5.25%, 8/ 1/2016                                                       1,060                     1,135
Orange County Public Financing Authority/CA  AMBAC
5.38%, 6/ 1/2016                                                       1,000                     1,087
Palm Desert Financing Authority  MBIA
5.00%, 8/ 1/2012                                                         795                       845
San Bernardino Redevelopment Agency  RADIAN
5.00%, 9/ 1/2018                                                       1,565                     1,654
San Francisco Bay Area Transit Financing Authority  MBIA
5.00%, 7/ 1/2018                                                       3,000                     3,231
San Jose Financing Authority  MBIA
5.00%, 9/ 1/2016                                                       1,200                     1,263
Santa Maria Redevelopment Agency/CA  AMBAC
5.00%, 6/ 1/2013                                                         165                       177
5.25%, 6/ 1/2015                                                       1,085                     1,170
Shasta Joint Powers Financing Authority/CA  MBIA
5.25%, 4/ 1/2017                                                       1,160                     1,244
South Gate Public Financing Authority  XLCA
5.00%, 9/ 1/2016                                                       1,000                     1,070
Stanton CA  AMBAC
5.63%, 8/ 1/2029                                                         880                       900
State of California  MBIA
6.25%, 9/ 1/2012                                                       2,000                     2,196
Sunnyvale CA  AMABC
5.50%, 10/ 1/2016                                                      1,000                     1,074
Sunnyvale CA  AMBAC
5.50%, 10/ 1/2014                                                      1,000                     1,083
Sweetwater Union High School District  MBIA
5.00%, 9/ 1/2020                                                       1,225                     1,306
Tracy Area Public Facilities Financing Agency/CA  MBIA
5.88%, 10/ 1/2013                                                        985                     1,050
                                                                                       ----------------
                                                                                                97,848

                                                                                       ----------------
Guam (1.08%)
Territory of Guam  FSA
5.50%, 12/ 1/2011 (b)                                                  1,000                     1,076
                                                                                       ----------------
TOTAL TAX-EXEMPT BONDS                                                              $           98,924
                                                                                       ----------------
Total Investments                                                                   $           98,924

LIABILITY FOR FLOATING RATE NOTES ISSUED
IN CONJUNCTION WITH SECURITIES HELD (-0.75%)
Note with interest rate of 3.95% at April 30, 2007
and contractual maturity of collateral is 2036. (c)                     (750)                     (750)
                                                                                       ----------------

Total Net Investments                                                               $           98,174
Other Assets in Excess of Liabilities, Net - 1.40%                                               1,392
                                                                                       ----------------
TOTAL NET ASSETS - 100.00%                                                          $           99,566

                                                                                       ================
                                                                                       ----------------

                                                                                       ================

(a) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,076 or 1.08% of net assets.

(c) Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2007.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            2,049
Unrealized Depreciation                                              (18)
                                                          ----------------
Net Unrealized Appreciation (Depreciation)                          2,031
Cost for federal income tax purposes                               96,176
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                        Current    Unrealized
                             Number of     Original      Market    Appreciation/
Type                         Contracts      Value         Value   (Depreciation)
-----------------------------------------------------------------------------
Sell:
U.S. 10 Year Note; June 2007    39               $4,210    $4,225       (15)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------- ----------------
Sector                                                 Percent
---------------------------------------------- ----------------
Insured                                                 82.48%
Revenue                                                  9.93%
Prerefunded                                              3.88%
Revenue - Special Tax                                    2.05%
Tax Allocation                                           1.01%
Liability for Floating Rate Notes Issued               (0.75%)
Other Assets in Excess of Liabilities, Net               1.40%
                                               ----------------
TOTAL NET ASSETS                                       100.00%
                                               ================

Other Assets Summary (unaudited)
---------------------------------------------- ----------------
Asset Type                                             Percent
---------------------------------------------- ----------------
Futures                                                  4.24%


Schedule of Investments

April 30, 2007 (unaudited)
California Municipal Fund
                                                              Principal
                                                              Amount                Value (000's)
                                                               (000's)
TAX-EXEMPT BONDS (110.56%)
California (109.61%)
Abag Finance Authority for Nonprofit Corps
5.25%, 10/ 1/2026                                          $       1,240        $            1,303
Abag Finance Authority for Nonprofit Corps  ACA
5.70%, 11/ 1/2013                                                  2,280                     2,386
Adelanto Public Utility Authority/CA
3.96%, 11/ 1/2034                                                    700                       700
Amador Water Agency/CA  MBIA
5.00%, 6/ 1/2032                                                   1,000                     1,056
Anaheim Public Financing Authority/CA  MBIA
9.22%, 12/28/2018 (a)                                              2,000                     2,144
Baldwin Park Financing Authority/CA  AMBAC
5.00%, 8/ 1/2027                                                   2,635                     2,767
5.00%, 8/ 1/2034                                                   3,000                     3,136
Barstow Redevelopment Agency/CA  MBIA
7.00%, 9/ 1/2014                                                   1,705                     1,915
Bay Area Governments Association  XLCA
5.25%, 9/ 1/2029                                                   2,000                     2,140
California County TOB Securitization Agency
0.00%, 6/ 1/2028 (a)(b)                                            2,000                     1,751
5.13%, 6/ 1/2038                                                   4,000                     4,005
5.25%, 6/ 1/2045                                                   5,000                     5,065
California Educational Facilities Authority
6.63%, 6/ 1/2020                                                   1,000                     1,074
California Educational Facilities Authority  MBIA
5.10%, 3/ 1/2014                                                   1,000                     1,028
California Health Facilities Financing Authority/CA
5.00%, 11/15/2034 (c)                                              3,000                     3,078
5.00%, 4/ 1/2037                                                   1,000                     1,027
5.25%, 4/ 1/2039                                                     700                       735
California Housing Finance Agency
4.625%, 8/ 1/2026 (c)                                              4,000                     3,982
4.65%, 8/ 1/2031 (c)                                               7,450                     7,385
4.70%, 8/ 1/2036 (c)                                               5,150                     5,109
4.80%, 8/ 1/2036 (c)                                               2,500                     2,488
4.875%, 8/ 1/2041 (c)                                              6,760                     6,786
4.75%, 8/ 1/2042 (c)                                               8,400                     8,357
California Infrastructure & Economic Development Bank
5.50%, 10/ 1/2015                                                  1,000                     1,066
California Mobilehome Park Financing Authority/CA
4.50%, 12/15/2036                                                  1,000                       979
California Pollution Control Financing Authority
5.13%, 11/ 1/2023                                                  2,500                     2,596
5.00%, 7/ 1/2027                                                   1,500                     1,525
California Pollution Control Financing Authority  AMBAC
5.85%, 6/ 1/2021                                                   2,500                     2,524
California Rural Home Mortgage Finance Authority
7.95%, 12/ 1/2024                                                     25                        26
5.40%, 12/ 1/2036                                                  1,000                     1,062
California State Department of Water Resources
5.88%, 5/ 1/2016                                                   3,000                     3,334

California
California State Department of Water Resources  FSA
5.00%, 12/ 1/2018                                                  1,670                     1,759
California State Public Works Board
5.40%, 10/ 1/2022                                                  3,000                     3,073
5.00%, 4/ 1/2023                                                   4,200                     4,343
5.50%, 6/ 1/2023                                                   1,980                     2,167
5.00%, 6/ 1/2024                                                   3,000                     3,136
5.00%, 6/ 1/2025                                                   1,750                     1,827
California Statewide Communities Development Authority
5.20%, 12/ 1/2029                                                  4,300                     4,405
5.25%, 8/ 1/2031                                                   3,500                     3,705
5.00%, 3/ 1/2035                                                   2,000                     2,043
4.88%, 10/ 1/2035                                                  1,500                     1,538
5.00%, 7/ 1/2039                                                   1,260                     1,275
5.00%, 3/ 1/2041                                                   2,800                     2,868
5.00%, 11/15/2043                                                  5,085                     5,235
5.25%, 3/ 1/2045                                                   4,200                     4,405
California Statewide Communities Development
Authority  MBIA
6.50%, 8/ 1/2012                                                   2,315                     2,457
Carson Redevelopment Agency  MBIA
5.50%, 10/ 1/2016 (d)                                              1,000                     1,130
Chula Vista Community Facilities District/CA
5.45%, 9/ 1/2036                                                   1,000                     1,031
Chula Vista Public Financing Authority/CA  FSA
4.70%, 9/ 2/2014                                                   1,475                     1,553
City of Alhambra CA  MBIA
6.13%, 9/ 2/2018                                                   5,360                     5,625
City of Azusa CA
6.00%, 9/ 1/2026                                                   2,210                     2,328
City of Burbank CA  FSA
5.25%, 5/ 1/2024                                                   3,155                     3,344
City of Cathedral City CA
5.00%, 9/ 2/2030                                                     990                     1,001
5.05%, 9/ 2/2035                                                   1,335                     1,349
City of Chula Vista CA  MBIA
5.00%, 8/ 1/2027                                                   3,000                     3,146
City of Hawthorne CA
5.00%, 9/ 1/2030 (c)                                               5,000                     5,095
City of Long Beach CA
6.88%, 10/ 1/2025                                                  2,000                     2,038
City of Los Angeles CA
6.25%, 9/20/2039                                                   1,000                     1,021
City of Los Angeles CA  AMBAC
5.00%, 3/ 1/2022                                                   1,445                     1,508
City of Modesto CA
5.15%, 9/ 1/2036                                                   1,000                     1,023
City of Oceanside CA  AMBAC
5.25%, 4/ 1/2018                                                   1,500                     1,605
City of Pacifica CA  AMBAC
5.00%, 10/ 1/2024                                                  1,090                     1,150
City of Redding CA  MBIA
8.90%, 7/ 1/2022 (a)                                               2,540                     3,478
City of San Jose CA
5.88%, 3/ 1/2033                                                   1,000                     1,033
City of Santa Rosa CA
6.70%, 12/ 1/2024                                                  4,250                     4,257
Coachella Redevelopment Agency
5.88%, 12/ 1/2028                                                  2,000                     2,062

California
Contra Costa Community College District/CA  MBIA
5.00%, 8/ 1/2029                                                   5,000                     5,267
Contra Costa Water District  FSA
5.00%, 10/ 1/2017                                                  1,445                     1,522
5.00%, 10/ 1/2018                                                  1,520                     1,598
County of Riverside CA  FGIC
5.00%, 11/ 1/2025                                                  1,160                     1,227
Davis Public Facilities Financing Authority/CA
6.60%, 9/ 1/2025                                                   1,665                     1,713
Fairfield Housing Authority/CA
5.63%, 9/ 1/2023                                                   1,215                     1,258
Fontana Redevelopment Agency/CA  MBIA
5.20%, 9/ 1/2030                                                   1,000                     1,024
Fontana Redevelopment Agency/CA FGIC
4.75%, 9/ 1/2036                                                   2,000                     2,051
Foothill Eastern Transportation Corridor Agency/CA
0.00%, 1/15/2026 (a)(b)                                            9,000                     8,437
0.00%, 1/15/2030 (b)                                              20,000                     5,431
0.00%, 1/15/2032 (b)                                              10,000                     2,399
0.00%, 1/15/2033 (b)                                              10,000                     2,261
0.00%, 1/15/2034 (b)                                              10,000                     2,125
0.00%, 1/15/2036 (b)                                              10,000                     1,877
0.00%, 1/15/2037 (b)                                              10,000                     1,768
0.00%, 1/15/2038 (b)                                               9,000                     1,498
Fresno Irrigation District FSA
4.50%, 10/ 1/2037 (e)                                              1,980                     1,957
Fresno Joint Powers Financing Authority/CA  FSA
5.75%, 6/ 1/2026                                                   2,000                     2,142
Golden State Tobacco Securitization Cor
5.13%, 6/ 1/2047                                                   5,000                     5,010
Hesperia Unified School District Special Tax
5.00%, 9/ 1/2030 (e)                                               1,065                     1,071
5.00%, 9/ 1/2037 (e)                                                 855                       859
Hi-Desert Memorial Health Care District/CA
5.50%, 10/ 1/2015                                                  1,000                     1,010
Highland Redevelopment Agency/CA  AMBAC
5.00%, 12/ 1/2028                                                  3,000                     3,154
Hollister Joint Powers Financing Authority  FSA
4.50%, 6/ 1/2037 (c)                                               5,000                     4,967
Huntington Beach Union High School District/CA  FSA
5.00%, 8/ 1/2027                                                   2,000                     2,129
5.00%, 8/ 1/2029                                                   5,000                     5,267
Huntington Park Public Financing Authority/CA
6.20%, 10/ 1/2025                                                  2,000                     2,050
Imperial CA  FGIC
5.00%, 10/15/2020                                                  1,250                     1,316
Imperial Irrigation District/CA  AMBAC
5.50%, 7/ 1/2029                                                   5,000                     5,341
Independent Cities Lease Finance Authority
5.00%, 5/15/2031                                                   1,765                     1,815
Irvine CA
5.70%, 3/ 1/2018                                                     990                     1,020
5.00%, 9/ 2/2025                                                   1,125                     1,136
5.00%, 9/ 2/2026                                                   1,295                     1,306
5.00%, 9/ 2/2029                                                   1,500                     1,517
Irvine Public Facilities & Infrastructure
Authority/CA  AMBAC
5.00%, 9/ 2/2020                                                   1,455                     1,504
5.00%, 9/ 2/2021                                                   3,630                     3,753
5.00%, 9/ 2/2023                                                   2,000                     2,065
California
Irvine Unified School District/CA
5.00%, 9/ 1/2026                                                   2,600                     2,625
La Canada Unified School District  MBIA
5.50%, 8/ 1/2028                                                   1,825                     2,003
La Quinta Financing Authority  AMBAC
5.25%, 9/ 1/2024                                                   1,000                     1,080
5.00%, 9/ 1/2029                                                   2,000                     2,101
La Verne Public Financing Authority
7.25%, 9/ 1/2026                                                   1,500                     1,529
Lake Elsinore Public Financing Authority/CA
5.80%, 9/ 2/2015                                                   1,695                     1,755
Loma Linda CA
5.00%, 12/ 1/2022                                                  1,000                     1,024
Long Beach Bond Finance Authority  AMBAC
5.00%, 8/ 1/2022                                                     410                       434
Los Angeles Community Redevelopment Agency/CA  AMBAC
6.75%, 7/ 1/2014                                                      85                        85
Los Angeles Community Redevelopment Agency/CA  MBIA
5.40%, 7/ 1/2024                                                   2,500                     2,633
5.25%, 9/ 1/2026                                                   1,000                     1,090
Los Banos Redevelopment Agency/CA  RADIAN
5.00%, 9/ 1/2036                                                   2,000                     2,074
Moreno Valley Unified School District/CA  FSA
5.00%, 3/ 1/2027                                                   1,760                     1,844
Needles Public Utility Authority/CA
6.50%, 2/ 1/2022                                                   2,785                     2,845
North Natomas Community Facilities District/CA
5.00%, 9/ 1/2033                                                   2,105                     2,125
Oceanside Community Facilities District/CA
5.50%, 9/ 1/2029                                                   1,485                     1,544
Oxnard Harbor District/CA
5.75%, 8/ 1/2020                                                   1,200                     1,277
6.00%, 8/ 1/2024                                                   1,000                     1,090
Palm Desert Financing Authority  MBIA
5.00%, 8/ 1/2022                                                   1,280                     1,353
Palomar Community College District FSA
4.75%, 5/ 1/2032 (e)                                               3,000                     3,108
Perris Public Financing Authority/CA
5.30%, 10/ 1/2026                                                  2,805                     2,888
Pomona Public Financing Authority  MBIA
5.00%, 2/ 1/2021                                                   5,000                     5,217
Pomona Unified School District/CA  MBIA
6.15%, 8/ 1/2030                                                   1,000                     1,219
Port of Oakland  FGIC
5.75%, 11/ 1/2029                                                  5,000                     5,261
Poway Redevelopment Agency/CA  AMBAC
5.38%, 6/15/2019                                                   1,000                     1,079
Redondo Beach Public Financing Authority/CA
7.13%, 7/ 1/2026                                                   1,000                     1,022
Riverside County Public Financing Authority
5.80%, 5/15/2029                                                   2,100                     2,166
Rocklin Unified School District/CA  FGIC
0.00%, 8/ 1/2014 (b)                                               1,030                       714
0.00%, 8/ 1/2016 (b)                                               1,210                       750
0.00%, 8/ 1/2017 (b)                                               1,255                       738
0.00%, 8/ 1/2019 (b)                                               1,360                       717
0.00%, 8/ 1/2020 (b)                                               1,415                       707
0.00%, 8/ 1/2023 (b)                                               1,225                       522

California
Saddleback Valley Unified School District/CA  FSA
5.00%, 8/ 1/2027                                                   3,000                     3,194
5.00%, 8/ 1/2029                                                   4,000                     4,213
Salinas Valley Solid Waste Authority/CA  AMBAC
5.25%, 8/ 1/2027                                                   2,475                     2,594
5.25%, 8/ 1/2031                                                   2,000                     2,094
San Diego Redevelopment Agency/CA
6.40%, 9/ 1/2019                                                   1,000                     1,047
6.50%, 10/ 1/2025                                                  1,030                     1,118
San Francisco City & County Airports Commission  MBIA
5.25%, 5/ 1/2026                                                   4,000                     4,138
San Jose Financing Authority  MBIA
5.00%, 9/ 1/2018                                                   9,310                     9,771
San Juan Unified School District/CA  MBIA
5.00%, 8/ 1/2027                                                   3,780                     4,024
Semitropic Improvement District/CA  XLCA
5.13%, 12/ 1/2035                                                  2,000                     2,115
South Gate Public Financing Authority  AMBAC
5.25%, 9/ 1/2022                                                   2,090                     2,231
South Gate Public Financing Authority  XLCA
5.00%, 9/ 1/2016                                                   1,500                     1,605
South Tahoe Redevelopment Agency/CA
5.00%, 10/ 1/2031                                                  1,000                     1,020
State of California
4.50%, 8/ 1/2026                                                   5,000                     5,004
4.50%, 8/ 1/2027                                                   5,000                     5,004
5.70%, 12/ 1/2032                                                  1,280                     1,307
3.98%, 5/ 1/2033                                                     800                       800
4.50%, 9/ 1/2036                                                   6,000                     5,894
State of California  CIFG
5.00%, 10/ 1/2022                                                  2,000                     2,099
State of California  FGIC
5.50%, 6/ 1/2025                                                   4,430                     4,639
Stockton-East Water District/CA  FGIC
5.25%, 4/ 1/2022                                                   1,780                     1,896
Temecula Redevelopment Agency/CA  MBIA
5.25%, 8/ 1/2036                                                   3,270                     3,381
5.00%, 12/15/2038                                                  1,305                     1,315
Tobacco Securitization Authority of Northern
California/CA
5.38%, 6/ 1/2038                                                  10,000                    10,264
5.50%, 6/ 1/2045                                                   9,080                     9,358
Tobacco Securitization Authority of Southern
California/CA
5.00%, 6/ 1/2037                                                   4,000                     3,963
5.13%, 6/ 1/2046 (c)                                              13,000                    13,003
Torrance CA
6.00%, 6/ 1/2022                                                   1,000                     1,079
Turlock CA
5.38%, 10/15/2034                                                  1,900                     1,983
Tustin Community Facilities District
5.38%, 9/ 1/2029                                                   1,000                     1,032
Walnut Public Financing Authority/CA  AMBAC
5.38%, 9/ 1/2022                                                   2,305                     2,457
                                                                                   ----------------
                                                                                           433,648

                                                                                   ----------------
Puerto Rico (0.67%)
Children's Trust Fund
5.63%, 5/15/2043                                                   2,500                     2,632
                                                                                   ----------------


Virgin Islands (0.28%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019                                                  1,000                     1,086
                                                                                   ----------------
TOTAL TAX-EXEMPT BONDS                                                          $          437,366
                                                                                   ----------------
Total Investments                                                               $          437,366
LIABILITY FOR FLOATING RATE NOTES ISSUED
IN CONJUNCTION WITH SECURITIES HELD (-9.85%)
Notes with interest rates ranging from 3.94% to 4.02%
at April 30, 2007 and contractual maturities of                  (38,950)                  (38,950)
collateral ranging
from 2036 to 2046. (f)
                                                                                   ----------------


Total Net Investments                                                           $          398,416
Liabilities in Excess of Other Assets, Net - (0.71)%                                       (2,798)

                                                                                   ----------------
TOTAL NET ASSETS - 100.00%                                                      $          395,618
                                                                                   ================
                                                                                   ----------------

                                                                                   ================

(a)  Variable Rate

(b)  Non-Income Producing Security

(c) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,130 or 0.29% of net assets.

(e)  Security purchased on a when-issued basis.

(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2007.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $           17,108
Unrealized Depreciation                                                 (334)
                                                              ----------------
Net Unrealized Appreciation (Depreciation)                             16,774
Cost for federal income tax purposes                                  381,710
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                     Current   Unrealized
                             Number of   Original     Market   Appreciation/
Type                         Contracts    Value        Value  (Depreciation)
--------------------------------------------------- -------- ---------
Sell:
U.S. 10 Year Note; June 2007    48          $5,204   $5,200         4
U.S. Long Bond; June 2007       174         19,461   19,444        17
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------- ----------------
Sector                                                 Percent
---------------------------------------------- ----------------
Revenue                                                 47.99%
Insured                                                 43.24%
Revenue - Special Tax                                    8.15%
General Obligation                                       5.82%
Prerefunded                                              3.49%
Tax Allocation                                           1.87%
Liability for Floating Rate Notes Issued               (9.85%)
Liabilities in Excess of Other Assets, Net            (-0.71%)
                                               ----------------
TOTAL NET ASSETS                                       100.00%
                                               ================

Other Assets Summary (unaudited)
---------------------------------------------- ----------------
Asset Type                                             Percent
---------------------------------------------- ----------------
Futures                                                  6.23%



Schedule of Investments

April 30, 2007 (unaudited)
Disciplined LargeCap Blend Fund

                                                            Shares                Value (000's)
                                                               Held
COMMON STOCKS (99.78%)
Advertising Agencies (0.53%)
Omnicom Group Inc (a)                                          173,276        $           18,144
                                                                                 ----------------

Aerospace & Defense (2.26%)
Boeing Co                                                      268,152                    24,938
General Dynamics Corp                                          237,860                    18,672
Lockheed Martin Corp                                           220,932                    21,240
Rockwell Collins Inc                                           181,510                    11,920
                                                                                 ----------------
                                                                                          76,770
                                                                                 ----------------
Aerospace & Defense Equipment (0.92%)
United Technologies Corp                                       465,935                    31,278
                                                                                 ----------------

Airlines (0.18%)
Continental Airlines Inc (a)(b)                                171,040                     6,253
                                                                                 ----------------

Apparel Manufacturers (0.52%)
Coach Inc (a)(b)                                               360,535                    17,605
                                                                                 ----------------

Applications Software (2.31%)
Intuit Inc (a)(b)                                              297,330                     8,459
Microsoft Corp                                               2,337,339                    69,980
                                                                                 ----------------
                                                                                          78,439
                                                                                 ----------------
Athletic Footwear (0.46%)
Nike Inc                                                       291,608                    15,706
                                                                                 ----------------

Auto/Truck Parts & Equipment - Original (0.36%)
Johnson Controls Inc                                           118,030                    12,078
                                                                                 ----------------

Beverages - Non-Alcoholic (1.73%)
Coca-Cola Co/The                                               713,373                    37,231
PepsiCo Inc                                                    326,392                    21,571
                                                                                 ----------------
                                                                                          58,802
                                                                                 ----------------
Brewery (0.47%)
Anheuser-Busch Cos Inc                                         324,166                    15,946
                                                                                 ----------------

Cable TV (0.65%)
Comcast Corp (a)(b)                                            409,955                    10,929
DIRECTV Group Inc/The (b)                                      465,210                    11,091
                                                                                 ----------------
                                                                                          22,020
                                                                                 ----------------
Chemicals - Specialty (1.02%)
Albemarle Corp (a)                                             209,350                     8,887
Hercules Inc (b)                                               610,940                    11,510
Sigma-Aldrich Corp                                             340,260                    14,318
                                                                                 ----------------
                                                                                          34,715
                                                                                 ----------------
Commercial Banks (0.47%)
BB&T Corp (a)                                                  384,330                    15,996
                                                                                 ----------------

Commercial Services (0.43%)
Alliance Data Systems Corp (a)(b)                              103,044                     6,560

Commercial Services
Convergys Corp (a)(b)                                          325,170                     8,214
                                                                                 ----------------
                                                                                          14,774
                                                                                 ----------------
Commercial Services - Finance (0.24%)
Equifax Inc                                                    207,240                     8,248
                                                                                 ----------------

Computer Aided Design (0.25%)
Autodesk Inc (a)(b)                                            202,990                     8,377
                                                                                 ----------------

Computer Services (0.35%)
Cognizant Technology Solutions Corp (b)                        133,070                    11,896
                                                                                 ----------------

Computers (3.65%)
Apple Inc (b)                                                  366,550                    36,582
Dell Inc (b)                                                    28,150                       709
Hewlett-Packard Co                                             942,217                    39,705
International Business Machines Corp                           460,005                    47,017
                                                                                 ----------------
                                                                                         124,013
                                                                                 ----------------
Computers - Integrated Systems (0.28%)
NCR Corp (a)(b)                                                186,190                     9,384
                                                                                 ----------------

Computers - Memory Devices (0.40%)
Network Appliance Inc (a)(b)                                   364,826                    13,575
                                                                                 ----------------

Cosmetics & Toiletries (2.12%)
Colgate-Palmolive Co                                           310,692                    21,046
Estee Lauder Cos Inc/The (a)                                   160,100                     8,232
Procter & Gamble Co                                            665,256                    42,783
                                                                                 ----------------
                                                                                          72,061
                                                                                 ----------------
Data Processing & Management (0.21%)
Total System Services Inc (a)                                  224,300                     6,967
                                                                                 ----------------

Diversified Manufacturing Operations (4.61%)
3M Co                                                           20,716                     1,715
Cooper Industries Ltd                                          242,070                    12,045
Danaher Corp (a)                                               201,222                    14,325
Dover Corp (a)                                                 216,040                    10,396
General Electric Co                                          2,760,510                   101,752
Parker Hannifin Corp                                           178,508                    16,448
                                                                                 ----------------
                                                                                         156,681
                                                                                 ----------------
E-Commerce - Products (0.24%)
NutriSystem Inc (a)(b)                                         132,179                     8,195
                                                                                 ----------------

E-Commerce - Services (0.47%)
eBay Inc (a)(b)                                                468,779                    15,910
                                                                                 ----------------

Electric - Integrated (2.62%)
Allegheny Energy Inc (b)                                       213,695                    11,424
Constellation Energy Group Inc (a)                             140,770                    12,545
Entergy Corp                                                   178,951                    20,247
FPL Group Inc (a)                                              298,140                    19,191
PG&E Corp (a)                                                  262,810                    13,298
Public Service Enterprise Group Inc (a)                        142,740                    12,340
                                                                                 ----------------
                                                                                          89,045
                                                                                 ----------------
Electric Products - Miscellaneous (0.68%)
Emerson Electric Co                                            488,864                    22,972
                                                                                 ----------------

Electronic Components - Semiconductors (2.41%)
Broadcom Corp (a)(b)                                           289,070                     9,409
Intel Corp                                                   1,002,573                    21,555
MEMC Electronic Materials Inc (b)                              147,722                     8,107
National Semiconductor Corp (a)                                408,440                    10,742
Nvidia Corp (a)(b)                                             522,276                    17,178
Texas Instruments Inc                                          150,226                     5,163
Xilinx Inc                                                     332,350                     9,798
                                                                                 ----------------
                                                                                          81,952
                                                                                 ----------------
Enterprise Software & Services (1.25%)
BEA Systems Inc (a)(b)                                         525,620                     6,197
BMC Software Inc (a)(b)                                        282,640                     9,149
Oracle Corp (a)(b)                                           1,439,426                    27,061
                                                                                 ----------------
                                                                                          42,407

                                                                                 ----------------
Finance - Credit Card (0.21%)
American Express Co (a)                                        116,147                     7,047
                                                                                 ----------------

Finance - Investment Banker & Broker (7.32%)
Bear Stearns Cos Inc/The (a)                                   113,582                    17,685
Citigroup Inc                                                1,036,096                    55,556
Goldman Sachs Group Inc/The (a)                                161,247                    35,250
JPMorgan Chase & Co                                          1,073,965                    55,954
Lehman Brothers Holdings Inc                                   280,954                    21,150
Merrill Lynch & Co Inc                                         348,679                    31,461
Morgan Stanley                                                 374,520                    31,463
                                                                                 ----------------
                                                                                         248,519
                                                                                 ----------------
Finance - Mortgage Loan/Banker (0.10%)
Fannie Mae                                                      60,130                     3,543
                                                                                 ----------------

Financial Guarantee Insurance (0.45%)
PMI Group Inc/The (a)                                          165,920                     8,042
Radian Group Inc (a)                                           121,718                     7,073
                                                                                 ----------------
                                                                                          15,115
                                                                                 ----------------
Food - Miscellaneous/Diversified (1.29%)
Campbell Soup Co (a)                                           360,721                    14,104
General Mills Inc (a)                                          292,022                    17,492
Kraft Foods Inc                                                106,206                     3,555
McCormick & Co Inc/MD (a)                                      237,080                     8,800
                                                                                 ----------------
                                                                                          43,951
                                                                                 ----------------
Food - Retail (0.29%)
Kroger Co/The                                                  339,573                    10,021
                                                                                 ----------------

Gas - Distribution (0.49%)
Sempra Energy                                                  264,380                    16,783
                                                                                 ----------------

Health Care Cost Containment (0.47%)
McKesson Corp (a)                                              270,730                    15,927
                                                                                 ----------------

Hotels & Motels (0.41%)
Marriott International Inc/DE                                  307,050                    13,882
                                                                                 ----------------

Human Resources (0.24%)
Manpower Inc                                                   101,340                     8,133
                                                                                 ----------------

Independent Power Producer (0.72%)
Dynegy Inc (b)                                                 763,030                     7,180
Mirant Corp (b)                                                234,310                    10,513

Independent Power Producer
Reliant Energy Inc (b)                                         306,040                     6,816
                                                                                 ----------------
                                                                                          24,509
                                                                                 ----------------
Industrial Gases (0.99%)
Air Products & Chemicals Inc (a)                               167,010                    12,776
Praxair Inc (a)                                                320,710                    20,702
                                                                                 ----------------
                                                                                          33,478
                                                                                 ----------------
Instruments - Scientific (0.23%)
Applera Corp - Applied Biosystems Group                        253,900                     7,932
                                                                                 ----------------

Investment Management & Advisory Services (0.35%)
Franklin Resources Inc                                          89,530                    11,756
                                                                                 ----------------

Life & Health Insurance (1.27%)
Cigna Corp (a)                                                  78,204                    12,168
Lincoln National Corp                                          170,372                    12,122
Prudential Financial Inc (a)                                   197,107                    18,725
                                                                                 ----------------
                                                                                          43,015
                                                                                 ----------------
Machinery - Construction & Mining (0.49%)
Terex Corp (a)(b)                                              215,810                    16,801
                                                                                 ----------------

Medical - Biomedical/Gene (0.11%)
Amgen Inc (b)                                                   56,170                     3,603
                                                                                 ----------------

Medical - Drugs (5.65%)
Abbott Laboratories                                            506,019                    28,651
Bristol-Myers Squibb Co (a)                                    756,780                    21,841
Eli Lilly & Co                                                  23,946                     1,416
Forest Laboratories Inc (b)                                    201,550                    10,724
Merck & Co Inc                                                 769,014                    39,558
Pfizer Inc                                                   1,486,009                    39,320
Schering-Plough Corp                                           842,426                    26,730
Wyeth                                                          425,724                    23,628
                                                                                 ----------------
                                                                                         191,868
                                                                                 ----------------
Medical - HMO (1.23%)
Aetna Inc                                                      316,260                    14,826
UnitedHealth Group Inc                                         124,716                     6,618
WellPoint Inc (b)                                              259,015                    20,454
                                                                                 ----------------
                                                                                          41,898
                                                                                 ----------------
Medical - Wholesale Drug Distribution (0.39%)
AmerisourceBergen Corp (a)                                     262,678                    13,131
                                                                                 ----------------

Medical Laboratory & Testing Service (0.31%)
Laboratory Corp of America Holdings (a)(b)                     133,630                    10,549
                                                                                 ----------------

Medical Products (2.18%)
Baxter International Inc                                       402,542                    22,796
Becton Dickinson & Co (a)                                      164,814                    12,969
Johnson & Johnson                                              594,702                    38,192
                                                                                 ----------------
                                                                                          73,957
                                                                                 ----------------
Metal Processors & Fabrication (0.25%)
Precision Castparts Corp (a)                                    81,291                     8,463
                                                                                 ----------------

Multi-Line Insurance (3.00%)
ACE Ltd                                                        248,219                    14,759
American International Group Inc                               533,965                    37,330

Multi-Line Insurance
Genworth Financial Inc (a)                                     328,139                    11,974
Hartford Financial Services Group Inc                          199,330                    20,172
MetLife Inc (a)                                                268,377                    17,632
                                                                                 ----------------
                                                                                         101,867
                                                                                 ----------------
Multimedia (2.27%)
McGraw-Hill Cos Inc/The                                        291,760                    19,119
News Corp                                                      997,784                    22,341
Time Warner Inc (a)                                            251,780                     5,194
Walt Disney Co/The                                             868,048                    30,364
                                                                                 ----------------
                                                                                          77,018

                                                                                 ----------------
Networking Products (1.62%)
Cisco Systems Inc (b)                                        2,060,715                    55,103
                                                                                 ----------------

Office Supplies & Forms (0.27%)
Avery Dennison Corp (a)                                        145,880                     9,074
                                                                                 ----------------

Oil - Field Services (1.23%)
Schlumberger Ltd (a)                                           456,822                    33,727
Tidewater Inc (a)                                              126,950                     8,025
                                                                                 ----------------
                                                                                          41,752
                                                                                 ----------------
Oil & Gas Drilling (0.29%)
Noble Corp (a)                                                 116,320                     9,795
                                                                                 ----------------

Oil Company - Integrated (6.29%)
Chevron Corp                                                   445,102                    34,624
ConocoPhillips                                                 280,727                    19,468
Exxon Mobil Corp                                             1,557,404                   123,627
Marathon Oil Corp                                              171,901                    17,457
Occidental Petroleum Corp (a)                                  364,754                    18,493
                                                                                 ----------------
                                                                                         213,669
                                                                                 ----------------
Oil Field Machinery & Equipment (1.09%)
Cameron International Corp (a)(b)                              133,628                     8,628
Grant Prideco Inc (a)(b)                                       151,440                     7,805
National Oilwell Varco Inc (a)(b)                              242,976                    20,617
                                                                                 ----------------
                                                                                          37,050
                                                                                 ----------------
Oil Refining & Marketing (1.25%)
Frontier Oil Corp                                              200,170                     7,072
Tesoro Corp (a)                                                 75,720                     9,177
Valero Energy Corp                                             370,820                    26,043
                                                                                 ----------------
                                                                                          42,292
                                                                                 ----------------
Pharmacy Services (0.93%)
Express Scripts Inc (b)                                        155,171                    14,827
Medco Health Solutions Inc (b)                                 213,100                    16,626
                                                                                 ----------------
                                                                                          31,453
                                                                                 ----------------
Property & Casualty Insurance (1.45%)
Chubb Corp                                                     320,710                    17,264
Safeco Corp (a)                                                123,610                     8,250
Travelers Cos Inc/The                                          341,531                    18,477
WR Berkley Corp                                                157,010                     5,101
                                                                                 ----------------
                                                                                          49,092
                                                                                 ----------------
Publicly Traded Investment Fund (0.75%)
iShares S&P 500 Index Fund/US (a)                              170,880                    25,374
                                                                                 ----------------

Regional Banks (5.08%)
Bank of America Corp                                         1,222,817                    62,241

Regional Banks
Comerica Inc                                                   183,480                    11,359
PNC Financial Services Group Inc                               204,123                    15,126
US Bancorp (a)                                                 207,377                     7,123
Wachovia Corp                                                  598,118                    33,220
Wells Fargo & Co                                             1,208,266                    43,365
                                                                                 ----------------
                                                                                         172,434
                                                                                 ----------------
REITS - Apartments (0.29%)
AvalonBay Communities Inc (a)                                   80,054                     9,787
                                                                                 ----------------

REITS - Hotels (0.19%)
Host Hotels & Resorts Inc                                      254,371                     6,522
                                                                                 ----------------

REITS - Office Property (0.60%)
Boston Properties Inc (a)                                      116,480                    13,693
SL Green Realty Corp (a)                                        47,570                     6,703
                                                                                 ----------------
                                                                                          20,396
                                                                                 ----------------
REITS - Regional Malls (0.41%)
Simon Property Group Inc (a)                                   121,938                    14,057
                                                                                 ----------------

Retail - Apparel & Shoe (0.61%)
American Eagle Outfitters (a)                                  227,170                     6,695
Nordstrom Inc (a)                                              257,574                    14,146
                                                                                 ----------------
                                                                                          20,841
                                                                                 ----------------
Retail - Building Products (0.17%)
Home Depot Inc (a)                                             152,009                     5,757
                                                                                 ----------------

Retail - Consumer Electronics (0.38%)
Best Buy Co Inc (a)                                            279,020                    13,016
                                                                                 ----------------

Retail - Discount (1.01%)
Big Lots Inc (a)(b)                                            481,728                    15,512
Target Corp                                                     22,275                     1,322
Wal-Mart Stores Inc                                            363,512                    17,420
                                                                                 ----------------
                                                                                          34,254
                                                                                 ----------------
Retail - Drug Store (0.61%)
Walgreen Co                                                    468,711                    20,576
                                                                                 ----------------

Retail - Major Department Store (0.85%)
JC Penney Co Inc (a)                                           209,574                    16,575
Sears Holdings Corp (a)(b)                                      63,760                    12,173
                                                                                 ----------------
                                                                                          28,748
                                                                                 ----------------
Retail - Regional Department Store (0.59%)
Kohl's Corp (b)                                                269,490                    19,953
                                                                                 ----------------

Retail - Restaurants (1.05%)
Darden Restaurants Inc                                         160,350                     6,651
McDonald's Corp                                                604,009                    29,162
                                                                                 ----------------
                                                                                          35,813
                                                                                 ----------------
Semiconductor Component - Integrated Circuits (0.19%)
Atmel Corp (a)(b)                                            1,192,670                     6,345
                                                                                 ----------------

Semiconductor Equipment (0.22%)
Teradyne Inc (a)(b)                                            434,180                     7,576
                                                                                 ----------------


Steel - Producers (0.56%)
Nucor Corp (a)                                                 302,330                    19,186
                                                                                 ----------------

Steel - Specialty (0.52%)
Allegheny Technologies Inc (a)                                 161,230                    17,668
                                                                                 ----------------

Telecommunication Equipment - Fiber Optics (0.13%)
Corning Inc (a)(b)                                             180,400                     4,279
                                                                                 ----------------

Telecommunication Services (0.27%)
Embarq Corp                                                    151,440                     9,092
                                                                                 ----------------

Telephone - Integrated (3.21%)
AT&T Inc                                                     1,943,490                    75,252
Qwest Communications International Inc (a)(b)                1,736,210                    15,418
Verizon Communications Inc                                     481,408                    18,380
                                                                                 ----------------
                                                                                         109,050
                                                                                 ----------------
Therapeutics (0.61%)
Gilead Sciences Inc (b)                                        254,905                    20,831
                                                                                 ----------------

Tobacco (2.04%)
Altria Group Inc                                               621,159                    42,810
Loews Corp - Carolina Group (a)                                 89,418                     6,843
Reynolds American Inc (a)                                      145,882                     9,375
UST Inc (a)                                                    182,689                    10,355
                                                                                 ----------------
                                                                                          69,383
                                                                                 ----------------
Tools - Hand Held (0.22%)
Snap-On Inc                                                    135,860                     7,404
                                                                                 ----------------

Toys (0.63%)
Hasbro Inc                                                     252,790                     7,990
Mattel Inc                                                     477,730                    13,520
                                                                                 ----------------
                                                                                          21,510
                                                                                 ----------------
Transport - Rail (0.45%)
Burlington Northern Santa Fe Corp                              174,830                    15,305
                                                                                 ----------------

Transport - Services (0.17%)
United Parcel Service Inc (a)                                   82,296                     5,796
                                                                                 ----------------

Web Portals (0.53%)
Google Inc (a)(b)                                               38,074                    17,947
                                                                                 ----------------

Wireless Equipment (0.22%)
Motorola Inc                                                    37,694                       653
Qualcomm Inc (a)                                               158,454                     6,940
                                                                                 ----------------
                                                                                           7,593
                                                                                 ----------------
TOTAL COMMON STOCKS                                                           $        3,388,748
                                                                                 ----------------
                                                            Principal
                                                            Amount                Value (000's)
                                                             (000's)
SHORT TERM INVESTMENTS (0.14%)
Repurchase Agreements (0.14%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07 maturing 05/01/07            4,740                     4,740
(collateralized by U.S.
Government Agency Issues; $4,882,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                 ----------------

TOTAL SHORT TERM INVESTMENTS                                                  $            4,740
                                                                                 ----------------

MONEY MARKET FUNDS (11.97%)
Money Center Banks (11.97%)
BNY Institutional Cash Reserve Fund (c)                        406,396                   406,396
                                                                                 ----------------
TOTAL MONEY MARKET FUNDS                                                      $          406,396
                                                                                 ----------------
Total Investments                                                             $        3,799,884
Liabilities in Excess of Other Assets, Net - (11.89)%                                  (403,877)
                                                                                 ----------------
TOTAL NET ASSETS - 100.00%                                                    $        3,396,007
                                                                                 ================
                                                                                 ----------------

                                                                                 ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $          463,645
Unrealized Depreciation                                           (29,391)
                                                           ----------------
Net Unrealized Appreciation (Depreciation)                         434,254
Cost for federal income tax purposes                             3,365,630
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ --------- ----------------
Sector                                                             Percent
------------------------------------------------ --------- ----------------
Financial                                                           33.28%
Consumer, Non-cyclical                                              21.01%
Technology                                                          11.51%
Industrial                                                          10.29%
Energy                                                              10.15%
Communications                                                      10.14%
Consumer, Cyclical                                                   7.83%
Utilities                                                            3.84%
Basic Materials                                                      3.09%
Exchange Traded Funds                                                0.75%
Liabilities in Excess of Other Assets, Net                       (-11.89%)
                                                           ----------------
TOTAL NET ASSETS                                                   100.00%
                                                           ================

Schedule of Investments

April 30, 2007 (unaudited)
Diversified International Fund

                                                               Shares                Value (000's)
                                                                  Held
COMMON STOCKS (97.16%)
Advanced Materials & Products (0.01%)
Neo Material Technologies Inc (a)                                  51,500        $              172
                                                                                    ----------------

Advertising Services (0.42%)
Aegis Group Plc                                                   364,862                     1,023
Publicis Groupe                                                    20,778                       994
WPP Group PLC                                                     495,090                     7,386
                                                                                    ----------------
                                                                                              9,403
                                                                                    ----------------
Agricultural Chemicals (0.80%)
Agruim Inc (a)                                                    197,800                     7,667
Incitec Pivot Ltd                                                 113,497                     4,600
Yara International ASA                                            193,035                     5,686
                                                                                    ----------------
                                                                                             17,953
                                                                                    ----------------
Agricultural Operations (0.05%)
Astra Agro Lestari Tbk PT                                         641,793                     1,113
Golden Agri-Resources Ltd                                          41,000                        66
                                                                                    ----------------
                                                                                              1,179
                                                                                    ----------------
Airlines (0.74%)
Air France-KLM                                                    133,015                     6,821
Austrian Airlines (a)                                              11,044                       170
Deutsche Lufthansa AG                                             234,419                     7,044
Korean Air Lines Co Ltd                                            25,190                     1,193
Thai Airways International Public Ltd (a)(b)                      387,900                       522
Turk Hava Yollari Anonium Orkakligi (a)                           145,493                       896
                                                                                    ----------------
                                                                                             16,646
                                                                                    ----------------
Airport Development & Maintenance (0.03%)
Grupo Aeroportuario ADR (a)                                        24,733                       723
                                                                                    ----------------

Apparel Manufacturers (0.43%)
China Ting Group Holdings Ltd                                     342,000                       112
Esprit Holdings Ltd                                               686,000                     8,375
Valentino Fashion Group SpA                                         7,451                       327
Youngone Corp                                                     145,250                       783
                                                                                    ----------------
                                                                                              9,597
                                                                                    ----------------
Appliances (0.03%)
AFG Arbonia - Forster Holding - Rights (a)                            262                         4
AFG Arbonia - Forster Holding                                         262                       131
Indesit Co SpA                                                     12,811                       302
Schulthess Group                                                    2,080                       246
                                                                                    ----------------
                                                                                                683
                                                                                    ----------------
Applications Software (0.37%)
FUJI SOFT INC                                                     140,600                     4,060
Infosys Technologies Ltd ADR                                       39,130                     2,048
Micro Focus International PLC                                      50,954                       262
NSD CO LTD                                                         10,800                       177
SimCorp A/S                                                           820                       163
Tata Consultancy Services Ltd                                      49,087                     1,509
                                                                                    ----------------
                                                                                              8,219
                                                                                    ----------------

Audio & Video Products (0.60%)
Alpine Electronics Inc                                             13,800                       228
Canon Electronics Inc                                              10,713                       345
D&M Holdings Inc                                                   31,287                       125
Kawai Musical Instruments Manufacturing                            26,000                        58
Sony Corp                                                         236,800                    12,723
                                                                                    ----------------
                                                                                             13,479
                                                                                    ----------------
Auto - Car & Light Trucks (2.16%)
Denway Motors Ltd                                               2,738,000                     1,099
Fiat SpA                                                          360,618                    10,703
Hyundai Motor Co                                                    8,489                       541
Ssangyong Motor Co (a)                                             23,392                       171
Suzuki Motor Corp                                                 205,700                     5,888
Toyota Motor Corp                                                 488,452                    29,924
                                                                                    ----------------
                                                                                             48,326
                                                                                    ----------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd (b)                                        63,262                     1,189
                                                                                    ----------------

Auto/Truck Parts & Equipment - Original (0.69%)
Aisin Seiki Co Ltd                                                180,400                     5,979
Brembo SpA                                                         12,973                       200
Denso Corp                                                        195,300                     6,947
FCC Co Ltd                                                          6,776                       137
Futaba Industrial Co Ltd                                           19,370                       470
Musashi Seimitsu Industry Co Ltd                                    1,870                        49
Nippon Seiki Co Ltd                                                 6,915                       149
Nissin Kogyo Co Ltd                                                16,336                       436
Riken Corp                                                         17,000                        95
T RAD Co Ltd                                                        7,000                        34
Takata Corp                                                         6,900                       255
UMW Holdings Bhd                                                  180,600                       602
                                                                                    ----------------
                                                                                             15,353
                                                                                    ----------------
Auto/Truck Parts & Equipment - Replacement (0.01%)
Xinyi Glass Holding Co Ltd                                        146,000                        96
                                                                                    ----------------

Beverages - Non-Alcoholic (0.02%)
Britvic PLC                                                        52,366                       364
                                                                                    ----------------

Beverages - Wine & Spirits (0.05%)
United Spirits Ltd                                                 48,965                     1,026
                                                                                    ----------------

Brewery (0.95%)
Carlsberg A/S                                                      65,267                     7,351
Compania Cervecerias Unidas SA                                     82,437                       580
InBev NV (c)                                                      166,328                    13,029
Marston's PLC                                                      26,717                       231
                                                                                    ----------------
                                                                                             21,191
                                                                                    ----------------
Broadcasting Services & Programming (0.06%)
Grupo Televisa SA ADR (c)                                          47,339                     1,328
Vislink PLC                                                        47,914                        83
                                                                                    ----------------
                                                                                              1,411
                                                                                    ----------------
Building - Heavy Construction (1.69%)
ACS Actividades de Construccion y Servicios SA                    221,204                    13,810
Fomento de Construcciones y Contratas SA                           59,689                     5,588
Keangnam Enterprises Ltd                                            3,980                       122
Lemminkainen Oyj                                                      601                        43
Maeda Road Construction Co Ltd                                     14,223                       112

Building - Heavy Construction
Severfield-Rowen PLC                                                6,619                       278
Veidekke ASA                                                        3,385                       197
Vinci SA                                                          101,425                    16,408
YTL Corp Bhd                                                      622,400                     1,328
                                                                                    ----------------
                                                                                             37,886
                                                                                    ----------------
Building - Mobile Home & Manufactured Housing (0.00%)
Fleetwood Corp Ltd                                                  6,814                        52
                                                                                    ----------------

Building - Residential & Commercial (0.14%)
Barratt Developments PLC                                           21,062                       457
Consorcio ARA SAB de CV                                           370,967                       606
Kaufman & Broad SA                                                  3,126                       239
Persimmon PLC                                                      44,653                     1,203
Tecnisa SA                                                         99,273                       550
                                                                                    ----------------
                                                                                              3,055
                                                                                    ----------------
Building & Construction - Miscellaneous (1.03%)
Abengoa SA (c)                                                     11,736                       473
Boskalis Westminster                                                6,792                       760
Bouygues SA                                                       124,510                     9,970
Cosco International Holdings Ltd                                  402,000                       252
Galliford Try PLC                                                  79,242                       268
JM AB - Rights (a)(b)                                             190,308                        70
JM AB (c)                                                         190,308                     6,632
Kolon Engineering & Construction Co Ltd                            12,730                       209
Leighton Holdings Ltd                                             103,168                     2,984
Murray & Roberts Holdings Ltd                                     165,500                     1,427
                                                                                    ----------------
                                                                                             23,045
                                                                                    ----------------
Building & Construction Products - Miscellaneous (0.36%)
Bauer AG                                                            4,791                       383
Geberit AG                                                            429                       766
Kingspan Group PLC                                                214,371                     6,026
Nichias Corp                                                       31,000                       274
Rockwool International A/S                                          1,194                       274
Sika AG                                                               174                       341
                                                                                    ----------------
                                                                                              8,064
                                                                                    ----------------
Building Products - Air & Heating (0.01%)
Belimo Holding AG                                                      40                        46
Nibe Industrier AB                                                  9,600                       170
                                                                                    ----------------
                                                                                                216
                                                                                    ----------------
Building Products - Cement & Aggregate (1.08%)
Adelaide Brighton Ltd                                              58,390                       170
Buzzi Unicem SpA                                                   13,597                       439
Cementir SpA                                                       12,818                       190
Cemex SAB de CV (a)                                               679,058                     2,205
Hanson PLC                                                         27,563                       473
Heracles General Cement Co                                          2,848                        70
Holcim Ltd                                                         87,205                     9,408
Italmobiliare SpA                                                   1,217                       157
Lafarge SA                                                         68,201                    11,141
                                                                                    ----------------
                                                                                             24,253
                                                                                    ----------------
Cable TV (0.22%)
Cogeco Cable Inc                                                  124,800                     4,895
                                                                                    ----------------

Capacitors (0.60%)
Mitsumi Electric Co Ltd (c)                                       400,209                    13,431
                                                                                    ----------------


Casino Hotels (0.05%)
Genting Bhd                                                       468,990                     1,165
                                                                                    ----------------

Cellular Telecommunications (1.31%)
America Movil SA de CV ADR                                         92,949                     4,883
China Mobile Ltd                                                  340,639                     3,111
Cosmote Mobile Telecommunications SA                              113,388                     3,581
Drillisch AG                                                        8,930                        98
Mobile Telesystems OJSC ADR (c)                                    33,402                     1,840
MTI Ltd                                                                19                        28
Okinawa Cellular Telephone Co                                          31                        92
Partner Communications                                             65,290                     1,073
SK Telecom Co Ltd                                                   4,563                       963
Turkcell Iletisim Hizmet AS                                             1                         -
Vodafone Group PLC                                              4,755,180                    13,645
                                                                                    ----------------
                                                                                             29,314
                                                                                    ----------------
Chemicals - Diversified (1.61%)
Akzo Nobel NV (c)                                                  92,965                     7,461
Arkema (a)                                                          4,948                       297
Bayer AG (c)                                                      227,921                    15,664
C Uyemura & Co Ltd                                                    716                        44
Fujimi Inc                                                          4,800                       138
Israel Chemicals Ltd                                               89,035                       685
K+S AG                                                              2,471                       324
Lanxess AG                                                         14,130                       780
Neochimiki LV Lavrentiadis SA                                       4,671                       144
Sakai Chemical Industry Co Ltd                                     37,000                       275
Shin-Etsu Chemical Co Ltd                                         142,800                     9,286
Tokuyama Corp                                                      24,000                       365
Wacker Chemie AG                                                    3,538                       647
                                                                                    ----------------
                                                                                             36,110
                                                                                    ----------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                                              15,920                       175
                                                                                    ----------------

Chemicals - Other (0.02%)
Kingboard Chemical Holdings Ltd                                   110,000                       516
                                                                                    ----------------

Chemicals - Specialty (0.22%)
Gurit Holding AG                                                       41                        46
Rhodia SA (a)                                                     139,345                       574
SGL Carbon AG (a)                                                  93,824                     3,694
Taiyo Ink Manufacturing Co Ltd                                      2,900                        78
Umicore                                                             2,968                       602
                                                                                    ----------------
                                                                                              4,994
                                                                                    ----------------
Circuit Boards (0.37%)
Ibiden Co Ltd                                                     144,000                     8,255
                                                                                    ----------------

Coal (0.02%)
China Shenhua Energy Co Ltd                                       191,000                       477
                                                                                    ----------------

Coatings & Paint (0.01%)
Chugoku Marine Paints Ltd                                          16,000                       151
Nippon Paint Co Ltd                                                23,000                       135
                                                                                    ----------------
                                                                                                286
                                                                                    ----------------
Commercial Banks (15.11%)
ABN AMRO Holding NV                                               188,470                     9,241
Aichi Bank Ltd/The                                                    300                        33

Commercial Banks
Allied Irish Banks PLC                                            375,934                    11,435
Australia & New Zealand Banking Group Ltd                         622,420                    15,819
Banca Popolare Italiana Scrl (a)                                   60,300                     1,012
Banco Bilbao Vizcaya Argentaria SA (c)                            793,901                    19,122
Banco do Brasil SA                                                 31,400                     1,083
Banco Santander Central Hispano SA (c)                          1,070,904                    19,276
Banco Santander Chile SA ADR                                       16,695                       825
Banif SGPS SA                                                       5,377                        42
Bank Leumi Le-Israel BM                                                68                         -
Bank Millennium SA                                                276,030                     1,084
Bank of East Asia Ltd                                           1,016,400                     6,289
Bank of India                                                     149,403                       698
Bank of Iwate Ltd/The                                               1,181                        68
Bank of Nagoya Ltd/The                                             24,731                       169
Bank Pekao SA                                                       9,920                       939
Bank Rakyat Indonesia                                           3,460,000                     2,000
Barclays PLC                                                    1,077,038                    15,668
Bumiputra-Commerce Holdings Bhd                                   437,200                     1,380
Canadian Imperial Bank of Commerce (a)(c)                          98,900                     8,706
Canadian Western Bank                                              11,000                       237
China Citic Bank (a)(d)                                           271,000                       228
China Construction Bank Corp (d)                                4,591,000                     2,805
China Merchants Bank Co Ltd (a)                                   391,500                       964
Commercial International Bank                                      15,167                       157
Daegu Bank                                                         25,446                       422
Daito Bank Ltd/The                                                 16,763                        24
DBS Group Holdings Ltd                                            624,000                     8,748
Deutsche Bank AG                                                  133,941                    20,727
Deutsche Postbank AG                                               13,573                     1,334
FirstRand Ltd                                                     514,526                     1,837
Fortis                                                            260,342                    11,781
HBOS PLC                                                          827,394                    17,918
Higashi-Nippon Bank Ltd/The                                         7,213                        32
HSBC Holdings PLC                                                 588,502                    10,921
Industrial and Commercial Bank of China                           144,304                       323
Julius Baer Holding AG                                             11,462                       806
Kagoshima Bank Ltd/The                                              8,902                        66
KBC Groep NV (c)                                                   65,878                     8,763
Keiyo Bank Ltd/The                                                 47,520                       274
Kookmin Bank                                                       13,534                     1,214
Mizrahi Tefahot Bank Ltd                                          138,279                     1,030
Musashino Bank Ltd/The                                              3,501                       192
Nordea Bank AB (c)                                                581,800                    10,142
Oita Bank Ltd/The                                                  10,070                        71
Oversea-Chinese Banking Corp                                    1,752,000                    10,379
Piraeus Bank SA                                                   183,380                     6,692
PT Bank Central Asia Tbk                                        1,628,500                       950
Raiffeisen International Bank Holding AS                           10,874                     1,526
Ringkjoebing Landbobank A/S                                           242                        51
Royal Bank of Canada (a)(c)                                       379,800                    19,786
Royal Bank of Scotland Group PLC                                  629,747                    24,304
San-In Godo Bank Ltd/The                                            6,936                        70
Sberbank                                                              895                     3,549
Shizuoka Bank Ltd/The                                             384,000                     4,065
Sparebanken Midt-Norge                                              6,985                        90
Standard Bank Group Ltd                                           160,872                     2,526
Sumitomo Mitsui Financial Group Inc                                   688                     6,046
Sumitomo Trust & Banking Co Ltd/The                               979,000                     9,652
Swedbank AB (c)                                                   149,000                     5,804
Commercial Banks
Sydbank A/S                                                       108,650                     6,129
Tokushima Bank Ltd/The                                              5,625                        38
UniCredito Italiano SpA                                         1,886,399                    19,513
Unione di Banche Italiane SCPA (c)                                 17,109                       520
Wing Hang Bank Ltd                                                 25,328                       304
Wing Lung Bank                                                      5,600                        62
                                                                                    ----------------
                                                                                            337,961
                                                                                    ----------------
Commercial Services (0.06%)
Aggreko Plc                                                       100,329                     1,133
Daiseki Co Ltd                                                      2,300                        45
ITE Group PLC                                                      18,834                        63
                                                                                    ----------------
                                                                                              1,241
                                                                                    ----------------
Computer Services (0.03%)
Alten (a)                                                           5,553                       223
Indra Sistemas SA                                                  16,377                       406
                                                                                    ----------------
                                                                                                629

                                                                                    ----------------
Computers (0.06%)
Acer Inc (a)                                                       85,000                       162
Quanta Computer Inc                                               474,000                       683
Wincor Nixdorf AG                                                   5,666                       556
                                                                                    ----------------
                                                                                              1,401

                                                                                    ----------------
Computers - Integrated Systems (0.00%)
CSE Global Ltd                                                     41,000                        48
                                                                                    ----------------

Computers - Peripheral Equipment (0.04%)
AmTRAN Technology Co Ltd (a)                                      922,000                       827
                                                                                    ----------------

Consulting Services (0.04%)
Groupe Steria SCA                                                   1,510                       104
Poyry Oyj                                                           4,443                        96
Savills PLC                                                        58,758                       785
                                                                                    ----------------
                                                                                                985
                                                                                    ----------------
Containers - Metal & Glass (0.00%)
CCL Industries                                                      1,700                        59
                                                                                    ----------------

Cosmetics & Toiletries (0.36%)
Beiersdorf AG                                                     106,674                     7,708
LG Household & Health Care Ltd                                      2,947                       394
                                                                                    ----------------
                                                                                              8,102
                                                                                    ----------------
Data Processing & Management (0.01%)
Tran Cosmos Inc                                                    12,800                       239
                                                                                    ----------------

Diagnostic Equipment (0.01%)
Draegerwerk AG                                                      3,060                       293
                                                                                    ----------------

Direct Marketing (0.01%)
Moshi Moshi Hotline Inc                                             3,587                       156
                                                                                    ----------------

Distribution & Wholesale (0.07%)
Diploma Plc                                                         2,629                        52
IMS-Intl Metal Service                                              3,554                       147
Inabata & Co Ltd                                                    9,156                        74
Inchcape Plc                                                       76,208                       870
MARR SpA                                                           17,733                       201
Matsuda Sangyo Co Ltd (c)                                           5,404                       131

Distribution & Wholesale
Tat Hong Holdings Ltd                                              86,000                        96
                                                                                    ----------------
                                                                                              1,571
                                                                                    ----------------
Diversified Financial Services (0.53%)
Acta Holding ASA                                                   87,367                       515
Challenger Financial Services Group Ltd                            83,175                       366
First Financial Holding Co Ltd                                    829,000                       572
Investec PLC                                                       28,677                       410
Mega Financial Holding Co Ltd                                     728,000                       464
Shin Kong Financial Holding Co Ltd                                221,446                       206
Shinhan Financial Group Co Ltd                                     46,980                     2,670
Woori Finance Holdings Co Ltd (c)                                 268,730                     6,726
                                                                                    ----------------
                                                                                             11,929
                                                                                    ----------------
Diversified Manufacturing Operations (1.00%)
Aalberts Industries NV                                              4,032                       430
Charter PLC (a)                                                    44,031                       907
Doosan Corp (a)                                                    30,966                     2,878
Senior PLC                                                         41,900                        74
Siemens AG                                                        147,772                    17,996
                                                                                    ----------------
                                                                                             22,285
                                                                                    ----------------
Diversified Minerals (2.05%)
Antofagasta PLC                                                   156,228                     1,679
BHP Billiton PLC                                                  717,215                    16,192
Independence Group NL                                              18,270                       112
Jubilee Mines NL                                                   24,357                       344
Ludin Mining Corp (a)                                              35,910                       440
Nittetsu Mining Co Ltd                                             28,955                       244
Paladin Resources Ltd (a)(c)                                    1,446,082                    11,530
Xstrata PLC                                                       289,377                    15,283
                                                                                    ----------------
                                                                                             45,824
                                                                                    ----------------
Diversified Operations (0.29%)
Alfa SAB de CV                                                     96,823                       725
Altri SGPS SA                                                      23,362                       200
Barloworld Ltd                                                     13,053                       365
Citic Pacific Ltd                                                 330,000                     1,247
Eriks Group NV                                                        882                        74
Grupo Carso SA de CV                                              279,800                     1,112
GS Holdings Corp                                                   23,030                     1,050
Haci Omer Sabanchi Holding (a)                                          3                         -
Hunting Plc                                                        95,765                     1,474
Kardan NV (a)                                                       3,229                        58
Kendrion NV (a)                                                       929                        27
STX Corp                                                            5,450                       188
                                                                                    ----------------
                                                                                              6,520
                                                                                    ----------------
E-Commerce - Services (0.01%)
Rightmove PLC                                                      11,072                       113
                                                                                    ----------------

Electric - Distribution (0.01%)
DUET Group                                                         41,059                       118
SP AusNet                                                         145,116                       178
                                                                                    ----------------
                                                                                                296
                                                                                    ----------------
Electric - Generation (0.13%)
CEZ                                                                 7,728                       378
China Resources Power Holdings Co                                 612,000                     1,092
Glow Energy PCL (b)                                               721,171                       669
Huaneng Power International Inc                                   842,000                       857
                                                                                    ----------------
                                                                                              2,996
                                                                                    ----------------

Electric - Integrated (2.80%)
ASM                                                                62,100                       420
Cia Paranaense de Energia                                      73,141,858                       909
E.ON AG (c)                                                       149,669                    22,637
Enel SpA                                                        1,023,208                    11,652
Fortis Inc                                                         11,100                       282
International Power PLC                                         1,514,696                    13,335
Korea Electric Power Corp                                          22,550                       919
RWE AG                                                            100,100                    10,630
Unified Energy System                                               9,100                     1,188
Union Fenosa SA                                                    12,680                       696
                                                                                    ----------------
                                                                                             62,668
                                                                                    ----------------
Electric - Transmission (0.54%)
National Grid PLC                                                 737,331                    11,596
Red Electrica de Espana                                            11,870                       548
                                                                                    ----------------
                                                                                             12,144
                                                                                    ----------------
Electric Products - Miscellaneous (0.28%)
Casio Computer Co Ltd                                             247,200                     5,017
LG Electronics Inc                                                 16,962                     1,140
Solar Holdings A/S                                                    220                        31
                                                                                    ----------------
                                                                                              6,188
                                                                                    ----------------
Electronic Components - Miscellaneous (0.20%)
Chemring Group PLC                                                 10,623                       440
Eizo Nanao Corp                                                     6,200                       214
HON HAI Precision Industry Co Ltd                                 463,194                     3,079
Nihon Dempa Kogyo Co Ltd                                            3,700                       183
Star Micronics Co Ltd                                              18,915                       461
Telecomunicaciones y Energia (a)                                    1,846                        30
TT electronics PLC                                                 20,405                        96
                                                                                    ----------------
                                                                                              4,503
                                                                                    ----------------
Electronic Components - Semiconductors (0.63%)
Hynix Semiconductor Inc (a)                                        37,036                     1,275
MediaTek Inc                                                      107,740                     1,352
Samsung Electronics Co Ltd                                          7,813                     4,817
Sonix Technology Co Ltd                                           346,000                       841
Sumco Corp                                                        129,700                     5,688
United Technology Holdings Co Ltd                                      49                        81
                                                                                    ----------------
                                                                                             14,054
                                                                                    ----------------
Electronic Measurement Instruments (0.02%)
ESPEC Corp                                                          3,100                        39
Halma PLC                                                          86,828                       398
Micronics Japan Co Ltd                                              2,100                        73
                                                                                    ----------------
                                                                                                510
                                                                                    ----------------
Electronic Parts Distribution (0.01%)
Kuroda Electric Co Ltd                                             16,500                       231
Marubun Corp                                                        2,300                        31
                                                                                    ----------------
                                                                                                262
                                                                                    ----------------
Energy - Alternate Sources (0.19%)
Renewable Energy Corp AS (a)                                      145,431                     4,204
Sechilienne SA                                                      2,207                       139
                                                                                    ----------------
                                                                                              4,343
                                                                                    ----------------
Engineering - Research & Development Services (1.00%)
ABB Ltd                                                           722,865                    14,664
Bradken Ltd                                                        36,567                       290
Keller Group PLC                                                   17,850                       360
Monadelphous Group Ltd                                             10,426                       118
Shinko Plantech Co Ltd                                             18,000                       181
Engineering - Research & Development Services
WorleyParsons Ltd                                                 292,224                     6,674
WSP Group PLC                                                       4,594                        67
                                                                                    ----------------
                                                                                             22,354
                                                                                    ----------------
Enterprise Software & Services (0.05%)
Axon Group Plc                                                     12,815                       195
Hitachi Software Engineering Co Ltd                                 9,344                       225
Software AG                                                         2,623                       233
Temenos Group AG (a)                                               17,344                       402
                                                                                    ----------------
                                                                                              1,055
                                                                                    ----------------
E-Services - Consulting (0.02%)
Ementor ASA (a)                                                    45,598                       412
Macromill Inc                                                          26                        58
                                                                                    ----------------
                                                                                                470
                                                                                    ----------------
Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd                                 148,298                       474
                                                                                    ----------------

Filtration & Separation Products (0.05%)
Alfa Laval AB                                                      18,631                     1,148
                                                                                    ----------------

Finance - Consumer Loans (0.04%)
African Bank Investments Ltd                                      194,936                       941
                                                                                    ----------------

Finance - Investment Banker & Broker (2.29%)
Babcock & Brown Ltd                                               289,581                     7,131
Bolsas y Mercados Espanoles                                         8,211                       449
Canaccord Capital Inc                                              15,500                       323
Credit Suisse Group                                               287,679                    22,736
Daewoo Securities Co Ltd (c)                                       41,050                       897
HQ AB                                                               1,790                        50
Macquarie Bank Ltd                                                140,854                    10,178
Takagi Securities Co Ltd                                           21,273                        90
UBS AG                                                            142,818                     9,360
                                                                                    ----------------
                                                                                             51,214
                                                                                    ----------------
Finance - Leasing Company (0.61%)
ORIX Corp                                                          50,498                    13,588
                                                                                    ----------------

Finance - Other Services (1.55%)
Deutsche Boerse AG                                                 73,416                    17,267
Grupo Financiero Banorte SAB de CV                                444,300                     1,931
Intrum Justitia AB                                                 20,000                       275
Man Group Plc                                                   1,338,627                    15,124
                                                                                    ----------------
                                                                                             34,597
                                                                                    ----------------
Fisheries (0.22%)
Cermaq ASA (c)                                                    247,103                     4,361
Nippon Suisan Kaisha Ltd                                           78,500                       507
Pescanova SA                                                          759                        32
                                                                                    ----------------
                                                                                              4,900
                                                                                    ----------------
Food - Catering (0.05%)
Sodexho Alliance SA                                                14,885                     1,189
                                                                                    ----------------

Food - Confectionery (0.03%)
Barry Callebaut AG (a)                                                433                       357
Lindt & Spruengli AG                                                   13                       391
                                                                                    ----------------
                                                                                                748
                                                                                    ----------------

Food - Dairy Products (0.38%)
Meiji Dairies Corp                                                882,118                     7,087
Robert Wiseman Dairies Plc                                          9,380                        86
Vivartia SA                                                         3,806                        92
Wimm-Bill-Dann Foods OJSC ADR (c)                                  15,188                     1,224
                                                                                    ----------------
                                                                                              8,489
                                                                                    ----------------
Food - Meat Products (0.01%)
Hk-Ruokatalo Oyj                                                    5,861                       142
Marudai Food Co Ltd                                                28,000                       103
                                                                                    ----------------
                                                                                                245
                                                                                    ----------------
Food - Miscellaneous/Diversified (1.91%)
Biomar Holding A/S                                                  1,500                        91
Groupe Danone (c)                                                  93,454                    15,451
Iaws Group Plc                                                     12,455                       309
Kerry Group PLC                                                    12,027                       360
Nestle SA (c)                                                      64,578                    25,652
Nichirei Corp                                                      78,000                       469
Viscofan SA                                                        12,350                       290
                                                                                    ----------------
                                                                                             42,622
                                                                                    ----------------
Food - Retail (0.88%)
Metro Inc                                                          12,800                       447
North West Co Fund                                                  8,302                       154
Shoprite Holdings Ltd                                             311,962                     1,406
WM Morrison Supermarkets PLC                                    1,042,679                     6,401
Woolworths Ltd                                                    483,490                    11,364
                                                                                    ----------------
                                                                                             19,772
                                                                                    ----------------
Food - Wholesale & Distribution (0.06%)
Kesko OYJ                                                           7,730                       540
Olam International Ltd                                            138,000                       287
Premier Foods PLC                                                  46,473                       285
Sligro Food Group NV                                                7,502                       309
                                                                                    ----------------
                                                                                              1,421

                                                                                    ----------------
Footwear & Related Apparel (0.01%)
Geox SpA                                                            9,519                       175
                                                                                    ----------------

Forestry (0.01%)
Sino-Forest Corp (a)                                               16,160                       197
                                                                                    ----------------

Gambling (Non-Hotel) (0.00%)
Paddy Power PLC                                                     2,449                        68
                                                                                    ----------------

Gas - Distribution (0.46%)
Centrica PLC                                                    1,176,610                     9,129
Korea Gas Corp                                                     26,680                     1,106
Samchully Co Ltd                                                      315                        56
                                                                                    ----------------
                                                                                             10,291
                                                                                    ----------------
Gold Mining (0.02%)
Inmet Mining Corp                                                   7,333                       446
                                                                                    ----------------

Hazardous Waste Disposal (0.01%)
Transpacific Industries Group Ltd                                  21,496                       221
                                                                                    ----------------

Home Decoration Products (0.01%)
Hunter Douglas NV                                                   2,944                       267
                                                                                    ----------------

Home Furnishings (0.05%)
Lewis Group Ltd                                                    91,406                       939
Home Furnishings
Nobia AB                                                           19,650                       270
                                                                                    ----------------
                                                                                              1,209
                                                                                    ----------------
Hotels & Motels (0.03%)
Banyan Tree Holdings Ltd                                           23,000                        35
Mandarin Oriental International Ltd                                31,000                        69
Millennium & Copthorne Hotels PLC                                  31,471                       457
                                                                                    ----------------
                                                                                                561
                                                                                    ----------------
Human Resources (0.34%)
Michael Page International Plc                                    643,283                     7,416
Robert Walters Plc                                                 37,652                       269
                                                                                    ----------------
                                                                                              7,685
                                                                                    ----------------
Import & Export (1.04%)
Itochu Corp                                                       850,000                     8,437
Sumitomo Corp (c)                                                 862,300                    14,903
                                                                                    ----------------
                                                                                             23,340
                                                                                    ----------------
Independent Power Producer (0.00%)
YTL Power International                                            21,726                        14
                                                                                    ----------------

Industrial Audio & Video Products (0.01%)
EVS Broadcast Equipment SA                                          2,110                       142
Intelligent Digital Integrated Security                             1,397                        22
                                                                                    ----------------
                                                                                                164
                                                                                    ----------------
Industrial Automation & Robots (0.00%)
SFA Engineering Corp                                                1,290                        57
                                                                                    ----------------

Industrial Gases (0.03%)
Air Water Inc                                                      28,000                       303
Taiyo Nippon Sanso Corp                                            38,000                       333
                                                                                    ----------------
                                                                                                636
                                                                                    ----------------
Instruments - Controls (0.02%)
Rotork Plc                                                         26,328                       441
                                                                                    ----------------

Insurance Brokers (0.01%)
April Group                                                         2,394                       127
                                                                                    ----------------

Internet Content - Information & News (0.01%)
Iress Market Technology Ltd                                        26,614                       182
Seek Ltd                                                           19,331                       119
                                                                                    ----------------
                                                                                                301
                                                                                    ----------------
Investment Companies (0.36%)
ABG Sundal Collier ASA                                             44,114                       104
Arques Industries AG                                               19,152                       556
Bure Equity AB (a)                                                 67,046                        39
Hastings Diversified Utilities Fund                                12,316                        33
Macquarie Infrastructure Group                                  2,349,335                     7,395
                                                                                    ----------------
                                                                                              8,127
                                                                                    ----------------
Investment Management & Advisory Services (0.15%)
AGF Management Ltd                                                 21,978                       766
Ashmore Group PLC                                                  41,722                       272
Henderson Group PLC                                               185,034                       596
Kenedix Inc                                                           141                       624
MFS Ltd                                                           106,188                       529
Partners Group                                                        806                       102
Risa Partners Inc                                                     120                       326

Investment Management & Advisory Services
Simplex Investment Advisors Inc                                        99                        92
                                                                                    ----------------
                                                                                              3,307
                                                                                    ----------------
Leisure & Recreation Products (0.00%)
Beneteau SA                                                           675                        87
                                                                                    ----------------

Life & Health Insurance (0.22%)
Cathay Financial Holding Co Ltd                                   273,402                       556
China Life Insurance Co Ltd                                       267,000                       835
Resolution Plc                                                     37,420                       485
Sanlam Ltd                                                        731,079                     2,466
Swiss Life Holding (a)                                              2,207                       573
                                                                                    ----------------
                                                                                              4,915
                                                                                    ----------------
Lighting Products & Systems (0.01%)
Zumtobel AG (a)                                                     4,458                       163
                                                                                    ----------------

Machinery - Construction & Mining (0.78%)
Aichi Corp                                                         17,446                       200
Danieli & Co SpA                                                    8,043                       216
Hitachi Construction Machinery Co Ltd                             155,600                     4,910
Komatsu Ltd                                                       499,500                    11,977
Palfinger AG                                                          965                       184
                                                                                    ----------------
                                                                                             17,487
                                                                                    ----------------
Machinery - Electrical (0.05%)
Konecranes Oyj                                                     27,471                       998
                                                                                    ----------------

Machinery - General Industry (1.38%)
Biesse SpA                                                          6,480                       196
Burckhardt Compression Holding AG (a)                                 404                        80
Frigoglass SA                                                       4,096                       109
Haulotte Group                                                     15,198                       525
Industrias CH SA (a)                                              187,214                       841
MAN AG                                                            148,276                    19,981
Miyachi Corp                                                        5,400                        96
Sintokogio Ltd                                                     17,379                       248
Sumitomo Heavy Industries Ltd                                     843,000                     8,777
                                                                                    ----------------
                                                                                             30,853
                                                                                    ----------------
Machinery Tools & Related Products (0.32%)
B&B Tools AB                                                        3,799                       130
Gildemeister AG                                                    16,147                       351
Mori Seiki Co Ltd                                                 249,600                     6,622
Schweiter Technologies AG                                              88                        30
                                                                                    ----------------
                                                                                              7,133
                                                                                    ----------------
Medical - Biomedical/Gene (0.02%)
Intercell AG (a)                                                   10,564                       352
Oxford Biomedica Plc (a)                                          145,275                       130
                                                                                    ----------------
                                                                                                482
                                                                                    ----------------
Medical - Drugs (3.58%)
Acambis Plc (a)                                                    37,827                       106
Actelion Ltd (a)                                                   30,988                     7,389
AstraZeneca PLC                                                   259,821                    14,236
Daewoong Pharmaceutical Co Ltd                                      3,589                       206
Dr Reddys Laboratories Ltd ADR (c)                                 52,875                       905
GlaxoSmithKline PLC                                               226,527                     6,564
Kaken Pharmaceutical Co Ltd                                        23,000                       178
Kyorin Co Ltd                                                      16,000                       217
Nippon Shinyaku Co Ltd                                             10,166                        85

Medical - Drugs
Novartis AG                                                        89,287                     5,208
Oriola-KD OYJ                                                      13,306                        63
Roche Holding AG                                                  134,193                    25,355
Shire PLC                                                         312,606                     7,314
Takeda Pharmaceutical Co Ltd                                      187,600                    12,215
                                                                                    ----------------
                                                                                             80,041

                                                                                    ----------------
Medical - Generic Drugs (0.04%)
Teva Pharmaceutical Industries Ltd ADR (c)                         20,144                       772
Towa Pharmaceutical Co Ltd                                          2,130                        82
                                                                                    ----------------
                                                                                                854

                                                                                    ----------------
Medical - HMO (0.03%)
Odontoprev SA                                                      32,598                       735
                                                                                    ----------------

Medical - Nursing Homes (0.04%)
Orpea (a)                                                           2,576                       266
Southern Cross Healthcare Ltd                                      71,294                       711
                                                                                    ----------------
                                                                                                977
                                                                                    ----------------
Medical - Wholesale Drug Distribution (0.02%)
Meda AB                                                            12,593                       474
                                                                                    ----------------

Medical Instruments (0.02%)
Nihon Kohden Corp                                                  15,598                       354
                                                                                    ----------------

Medical Products (0.46%)
Bespak Plc                                                          1,940                        29
Phonak Holding AG                                                 114,948                    10,231
                                                                                    ----------------
                                                                                             10,260
                                                                                    ----------------
Metal - Aluminum (0.06%)
Aluminium of Greece S.A.I.C.                                        9,082                       186
Aluminum Corp of China Ltd                                        786,000                       933
Nippon Light Metal Co Ltd                                          83,000                       230
                                                                                    ----------------
                                                                                              1,349
                                                                                    ----------------
Metal - Diversified (0.20%)
Anvil Mining Ltd (a)                                                6,627                        98
FNX Mining Co Inc (a)                                              18,652                       447
Kagara Zinc Ltd                                                    16,363                        85
KME Group (a)                                                      94,835                        94
MMC Norilsk Nickel ADR                                             12,772                     2,468
Pacific Metals Co Ltd                                              40,000                       644
Sally Malay Mining Ltd (a)                                        125,008                       557
Skye Resources Inc (a)                                             10,400                       130
                                                                                    ----------------
                                                                                              4,523
                                                                                    ----------------
Metal Processors & Fabrication (0.37%)
Ahresty Corp                                                        3,600                       103
Catcher Technology Co Ltd                                         150,289                     1,155
CFF Recycling                                                       1,460                        97
NSK Ltd                                                           611,000                     5,957
NTN Corp                                                           46,176                       385
Ryobi Ltd                                                          30,596                       228
Taewoong Co Ltd                                                     3,188                       137
TK Corp                                                             7,608                       166
Tocalo Co Ltd                                                       3,300                        91
                                                                                    ----------------
                                                                                              8,319
                                                                                    ----------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                             8,338                        38
Metka SA                                                            8,337                       163
Metal Products - Distribution
Sato Shoji Corp                                                     4,191                        39
Yamazen Corp                                                       13,461                        95
                                                                                    ----------------
                                                                                                335
                                                                                    ----------------
Metal Products - Fasteners (0.01%)
Oiles Corp                                                          4,400                        95
Unisteel Technology Ltd                                            23,750                        38
                                                                                    ----------------
                                                                                                133
                                                                                    ----------------
Mining Services (0.00%)
Major Drilling Group International (a)                              2,200                        69
                                                                                    ----------------

Miscellaneous Manufacturers (0.05%)
EganaGoldpfeil Holdings Ltd                                       150,000                       109
Mecalux SA                                                          4,931                       243
Nippon Pillar Packing Co Ltd                                       11,573                       105
Peace Mark Holdings Ltd                                           190,000                       214
Toyo Tanso Co Ltd                                                   3,003                       322
                                                                                    ----------------
                                                                                                993
                                                                                    ----------------
Motion Pictures & Services (0.00%)
Imagi International Holdings Ltd (a)                              156,377                        54
                                                                                    ----------------

MRI - Medical Diagnostic Imaging (0.02%)
Sonic Healthcare Ltd                                               38,577                       458
                                                                                    ----------------

Multi-Line Insurance (2.48%)
Allianz SE                                                        104,522                    23,792
Alm Brand A/S (a)                                                   3,475                       250
AXA SA (c)                                                        405,812                    18,790
Grupo Catalana Occidente SA                                         6,654                       292
Mapfre SA                                                         157,113                       823
Porto Seguro SA                                                    19,049                       656
Zurich Financial Services AG (c)                                   37,522                    10,967
                                                                                    ----------------
                                                                                             55,570
                                                                                    ----------------
Multimedia (0.91%)
Corus Entertainment - B Shares (a)                                  6,637                       278
Informa PLC                                                       369,764                     4,392
Vivendi (c)                                                       375,273                    15,558
                                                                                    ----------------
                                                                                             20,228
                                                                                    ----------------
Non-Ferrous Metals (0.11%)
Energy Metals Corp (a)                                              6,722                        86
International Nickel Indonesia Tbk PT                             151,233                     1,012
Korea Zinc Co Ltd                                                   2,451                       375
Minara Resources Ltd                                               44,066                       272
Sumitomo Titanium Corp                                              3,242                       351
SXR Uranium One Inc (a)                                            30,400                       456
                                                                                    ----------------
                                                                                              2,552

                                                                                    ----------------
Office Automation & Equipment (1.43%)
Canon Inc                                                         320,863                    18,126
Neopost SA                                                         47,491                     6,922
Ricoh Co Ltd                                                      314,000                     6,938
                                                                                    ----------------
                                                                                             31,986
                                                                                    ----------------
Oil - Field Services (1.05%)
Acergy SA (a)                                                     269,200                     5,882
Expro International Group                                          17,988                       303
Fugro NV                                                          130,435                     7,122
John Wood Group PLC                                               976,894                     5,504

Oil - Field Services
Petrofac Ltd                                                      519,487                     4,625
                                                                                    ----------------
                                                                                             23,436
                                                                                    ----------------
Oil Company - Exploration & Production (1.10%)
AED Oil Ltd (a)                                                    16,499                        66
Avenir Diversified Income Trust                                     8,501                        60
Bonterra Energy Income Trust                                        2,272                        57
Crescent Point Energy Trust                                        18,390                       313
EnCana (a)                                                        217,098                    11,364
Harvest Energy Trust (a)                                          156,311                     4,322
Niko Resources Ltd                                                  2,581                       206
Oao Gazprom (a)(b)(d)                                               7,168                       704
Oao Gazprom (a)                                                   146,708                     5,765
Oil & Natural Gas Corp Ltd                                         41,012                       910
Oilexco Inc (a)                                                    74,227                       584
Rally Energy Corp (a)                                              33,775                       199
                                                                                    ----------------
                                                                                             24,550
                                                                                    ----------------
Oil Company - Integrated (4.68%)
BG Group PLC                                                      665,840                     9,660
BP PLC                                                          1,068,716                    12,085
China Petroleum & Chemical Corp                                 4,120,768                     3,624
ENI SpA                                                           516,559                    17,221
LUKOIL ADR                                                         57,642                     4,470
Petro Canada (a)                                                  251,000                    11,161
PetroChina Co Ltd                                                 731,587                       833
Petroleo Brasileiro SA ADR (c)                                     48,525                     4,912
Royal Dutch Shell PLC - A Shares                                  218,312                     7,640
Royal Dutch Shell PLC - B Shares                                  178,165                     6,324
Sasol Ltd                                                          24,594                       851
Total SA                                                          347,249                    25,807
                                                                                    ----------------
                                                                                            104,588
                                                                                    ----------------
Oil Field Machinery & Equipment (0.01%)
Schoeller-Bleckmann Oilfield Equipment                              2,160                       138
                                                                                    ----------------

Oil Refining & Marketing (0.50%)
Caltex Australia Ltd                                              258,508                     5,204
Fuchs Petrolub AG                                                   4,270                       400
Parkland Income Fund                                                3,823                       146
Reliance Industries Ltd (d)                                        45,290                     3,456
Thai Oil Public (a)(b)                                            511,619                       964
Tupras Turkiye Petrol Rafinerileri AS                              51,518                     1,057
                                                                                    ----------------
                                                                                             11,227
                                                                                    ----------------
Optical Supplies (0.04%)
Cie Generale d'Optique Essilor International SA                     6,719                       812
                                                                                    ----------------

Paper & Related Products (0.04%)
Portucel-Empresa Produtora de Pasta e Papel SA                     42,515                       163
Suzano Papel e Celulose SA                                         62,467                       659
                                                                                    ----------------
                                                                                                822
                                                                                    ----------------
Petrochemicals (0.10%)
Formosa Chemicals & Fibre Corp                                    531,000                       988
LG Petrochemical Co Ltd                                            35,000                     1,185
                                                                                    ----------------
                                                                                              2,173

                                                                                    ----------------
Pharmacy Services (0.02%)
Profarma Distribuidora de Produtos Farmacenticos SA (a)            34,248                       516
                                                                                    ----------------


Photo Equipment & Supplies (0.30%)
Olympus Corp                                                      184,000                     6,468
Pentax Corp                                                        14,000                        89
Tamron Co Ltd                                                       5,800                       133
                                                                                    ----------------
                                                                                              6,690
                                                                                    ----------------
Pipelines (0.26%)
Pembina Pipeline Income Fund                                        7,230                       108
TransCanada Corp (a)(c)                                           158,200                     5,640
                                                                                    ----------------
                                                                                              5,748
                                                                                    ----------------
Platinum (0.21%)
Anglo Platinum Ltd                                                 14,068                     2,283
Impala Platinum Holdings Ltd                                       71,433                     2,328
                                                                                    ----------------
                                                                                              4,611
                                                                                    ----------------
Power Converter & Supply Equipment (0.02%)
Delta Electronics Inc                                             159,900                       502
                                                                                    ----------------

Printing - Commercial (0.05%)
De La Rue Plc                                                      58,517                       834
Zenrin Co Ltd                                                       5,800                       163
                                                                                    ----------------
                                                                                                997

                                                                                    ----------------
Property & Casualty Insurance (1.04%)
Admiral Group PLC                                                 211,483                     4,512
Chaucer Holdings PLC                                               56,506                       112
Dongbu Insurance Co Ltd                                            55,000                     1,616
Hiscox Ltd                                                         89,483                       542
LIG Non-Life Insurance Co Ltd                                      66,910                     1,132
Novae Group PLC (a)                                                73,931                        62
PICC Property & Casualty Co Ltd (a)(c)                          1,710,000                     1,029
QBE Insurance Group Ltd                                           551,407                    14,133
                                                                                    ----------------
                                                                                             23,138
                                                                                    ----------------
Public Thoroughfares (0.02%)
Road King Infrastructure                                          222,894                       373
                                                                                    ----------------

Publishing - Periodicals (0.03%)
Centaur Media PLC                                                   8,666                        25
United Business Media PLC                                          32,940                       537
Woongjin Thinkbig Co Ltd (b)(e)                                     4,090                        74
                                                                                    ----------------
                                                                                                636

                                                                                    ----------------
Real Estate Magagement & Services (0.66%)
Aedes SPA                                                           8,957                        84
Ardepro Co Ltd                                                      1,082                       365
Arnest One Corp                                                     9,831                       121
Atrium Co Ltd                                                       5,367                       147
Immobiliare Grande Distribuzione                                   24,976                       141
IMMOFINANZ AG (a)                                                 398,757                     6,508
IVG Immobilien AG                                                  13,136                       598
Nexity                                                             67,868                     5,946
Pierre & Vacances                                                     936                       137
Sponda OYJ                                                         22,436                       382
Sumitomo Real Estate Sales Co Ltd                                   2,538                       202
Tosei Corp                                                            119                       113
Wihlborgs Fastigheter AB                                            3,800                        83
                                                                                    ----------------
                                                                                             14,827
                                                                                    ----------------
Real Estate Operator & Developer (2.96%)
Brookfield Asset Management Inc (a)(c)                            267,759                    15,575
City Developments Ltd                                             646,000                     6,846
Derwent London PLC                                                  6,273                       268

Real Estate Operator & Developer
FKP Property Group                                                 17,230                        99
Ho Bee Investment Ltd                                             182,000                       285
Huaku Construction Corp                                           421,000                       885
Huang Hsiang Construction Co                                      439,930                     1,043
Icade                                                               4,282                       329
Iguatemi Empresa de Shopping Centers SA                            40,517                       641
Intershop Holdings                                                    293                        76
Joint Corp (c)                                                    149,178                     4,969
Keppel Land Ltd                                                   978,000                     5,697
Mapeley Ltd                                                         6,053                       453
Minerva PLC                                                        51,555                       423
Mitsui Fudosan Co Ltd                                             283,000                     8,337
Neo-China Group Holdings Ltd                                      150,000                        20
Nihon Eslead Corp                                                     700                        17
Renta Corp Real Estate SA                                           9,695                       434
Rodobens Negocios Imobiliarios SA (a)                              76,922                       750
Shenzhen Investment Ltd                                         3,345,700                     1,997
Shoei Co Ltd                                                        5,800                       162
Singapore Land Ltd                                                 11,000                        76
Sistema-Hals (a)(b)(c)                                            107,750                     1,622
Sumitomo Realty & Development Co Ltd                              154,000                     5,735
TK Development (a)                                                 21,700                       507
UOL Group Ltd                                                   1,312,000                     4,197
Urban Corp                                                        313,300                     4,159
Wheelock Properties S Ltd                                          94,000                       207
Wing Tai Holdings Ltd                                             158,578                       351
                                                                                    ----------------
                                                                                             66,160
                                                                                    ----------------
Recycling (0.02%)
Asahi Pretec Corp                                                  19,988                       505
                                                                                    ----------------

Regional Banks-Non US (0.00%)
Banque Cantonale Vaudoise                                             167                        86
                                                                                    ----------------

Reinsurance (0.48%)
Swiss Reinsurance                                                 112,840                    10,670
                                                                                    ----------------

REITS - Apartments (0.02%)
Boardwalk Real Estate Investment Trust (a)                         10,100                       411
                                                                                    ----------------

REITS - Diversified (0.78%)
British Land Co PLC                                               238,371                     7,021
Canadian Real Estate Investment Trust                               8,865                       240
Land Securities Group PLC                                         229,423                     9,001
Slough Estates PLC                                                 47,012                       727
Suntec Real Estate Investment Trust                               138,000                       185
Unibail                                                             1,136                       317
                                                                                    ----------------
                                                                                             17,491
                                                                                    ----------------
REITS - Office Property (0.02%)
Ascott Residence Trust                                            168,676                       217
Great Portland Estates PLC                                         13,426                       193
                                                                                    ----------------
                                                                                                410
                                                                                    ----------------
Rental - Auto & Equipment (0.03%)
Cramo Oyj                                                           6,686                       265
Ramirent Oyj                                                       18,876                       469
                                                                                    ----------------
                                                                                                734
                                                                                    ----------------
Retail - Apparel & Shoe (1.04%)
Hennes & Mauritz AB (c)                                           188,844                    12,585
Retail - Apparel & Shoe
Inditex SA                                                        157,661                     9,763
Just Group Ltd                                                     19,125                        68
Next PLC                                                           18,686                       878
                                                                                    ----------------
                                                                                             23,294
                                                                                    ----------------
Retail - Automobile (0.00%)
Lookers Plc                                                        17,580                        75
                                                                                    ----------------

Retail - Catalog Shopping (0.00%)
N Brown Group PLC                                                   7,237                        43
                                                                                    ----------------

Retail - Consumer Electronics (0.03%)
JB Hi-Fi Ltd                                                       44,305                       306
Joshin Denki Co Ltd                                                28,332                       191
K's Holdings Corp                                                   7,057                       185
                                                                                    ----------------
                                                                                                682
                                                                                    ----------------
Retail - Hypermarkets (0.05%)
Organizacion Soriana SAB de CV                                    185,143                       596
Wumart Stores Inc (a)(b)                                          632,000                       556
                                                                                    ----------------
                                                                                              1,152
                                                                                    ----------------
Retail - Jewelry (0.59%)
Swatch Group AG                                                    45,439                    13,093
                                                                                    ----------------

Retail - Mail Order (0.00%)
Takkt AG                                                            1,362                        26
                                                                                    ----------------

Retail - Major Department Store (0.55%)
David Jones Ltd                                                    91,776                       379
Grupo Famsa SA (a)                                                 87,748                       529
Hyundai Department Store Co Ltd                                    12,762                     1,315
Marks & Spencer Group PLC                                         612,499                     9,088
Parkson Retail Group Ltd (c)                                      126,500                       902
                                                                                    ----------------
                                                                                             12,213
                                                                                    ----------------
Retail - Miscellaneous/Diversified (0.16%)
Arcs Co Ltd                                                         1,918                        26
Dufry South America Ltd (a)                                        47,109                       893
Izumi Co Ltd                                                       19,698                       343
Macintosh Retail Group NV                                           2,846                       130
Massmart Holdings Ltd                                              86,516                     1,203
Woolworths Holdings Ltd                                           279,748                       947
                                                                                    ----------------
                                                                                              3,542
                                                                                    ----------------
Retail - Office Supplies (0.00%)
Bechtle AG                                                          1,187                        37
                                                                                    ----------------

Retail - Propane Distribution (0.01%)
Superior Plus Income Fund                                          22,541                       276
                                                                                    ----------------

Retail - Pubs (1.00%)
Mitchells & Butlers PLC                                           440,344                     7,022
Punch Taverns PLC                                                 590,357                    15,394
                                                                                    ----------------
                                                                                             22,416
                                                                                    ----------------
Retail - Toy Store (0.01%)
JUMBO SA                                                            8,729                       274
                                                                                    ----------------


Retail - Video Rental (0.01%)
Geo Corp                                                              138                       267
                                                                                    ----------------

Rubber - Tires (0.47%)
Compagnie Generale des Etablissements Michelin                     81,722                    10,463
                                                                                    ----------------

Rubber & Plastic Products (0.01%)
Semperit AG Holding                                                 1,065                        50
Tokai Rubber Industries Inc                                         8,167                       158
                                                                                    ----------------
                                                                                                208
                                                                                    ----------------
Rubber & Vinyl (0.03%)
TSRC Corp                                                         720,000                       640
                                                                                    ----------------

Satellite Telecommunications (0.02%)
Eutelsat Communications                                            18,273                       454
                                                                                    ----------------

Schools (0.02%)
MegaStudy Co Ltd                                                    2,464                       418
                                                                                    ----------------

Seismic Data Collection (0.26%)
Compagnie Generale de Geophysique SA (a)                           27,562                     5,763
                                                                                    ----------------

Semiconductor Component - Integrated Circuits (0.22%)
Powertech Technology Inc                                          164,000                       615
Siliconware Precision Industries Co                               882,000                     1,695
Taiwan Semiconductor Manufacturing Co Ltd                       1,207,133                     2,489
                                                                                    ----------------
                                                                                              4,799
                                                                                    ----------------
Semiconductor Equipment (0.01%)
Jusung Engineering Co Ltd (a)                                       9,136                       117
                                                                                    ----------------

Shipbuilding (0.06%)
Hyundai Heavy Industries                                            5,607                     1,424
                                                                                    ----------------

Soap & Cleaning Products (0.61%)
Reckitt Benckiser PLC                                             249,086                    13,703
                                                                                    ----------------

Special Purpose Banks (0.17%)
IKB Deutsche Industriebank AG                                      93,921                     3,885
                                                                                    ----------------

Steel - Producers (2.88%)
Angang Steel Co Ltd                                               724,000                     1,399
Arcelor Mittal                                                    178,794                     9,684
China Steel Corp                                                1,174,000                     1,332
Evraz Group SA (b)                                                 18,395                       648
Maanshan Iron & Steel                                           1,356,000                       945
Mittal Steel South Africa Ltd                                      65,302                     1,184
Nippon Steel Corp                                               2,153,000                    13,983
Osaka Steel Co Ltd                                                  6,173                       105
POSCO ADR (c)                                                      25,389                     2,659
Salzgitter AG                                                      58,999                     9,819
Sidenor Steel Production & Manufacturing Co                         7,290                       165
Ssab Svenskt Stal AB                                              208,400                     7,481
ThyssenKrupp AG                                                   150,720                     8,141
Usinas Siderurgicas de Minas Gerais SA                             14,920                       830
Voestalpine AG                                                     88,767                     6,027
                                                                                    ----------------
                                                                                             64,402
                                                                                    ----------------

Steel - Specialty (0.03%)
Gloria Material Technology Corp                                   154,000                       231
Mitsubishi Steel Manufacturing Co Ltd (c)                          79,610                       396
                                                                                    ----------------
                                                                                                627
                                                                                    ----------------
Steel Pipe & Tube (0.05%)
Confab Industrial SA (a)                                          131,953                       465
TMK OAO (a)                                                        17,409                       635
                                                                                    ----------------
                                                                                              1,100
                                                                                    ----------------
Telecommunication Equipment (0.06%)
Amper SA                                                           11,027                       168
Tandberg ASA                                                       44,900                       961
Vtech Holdings Ltd                                                 28,000                       212
                                                                                    ----------------
                                                                                              1,341
                                                                                    ----------------
Telecommunication Services (1.17%)
Citic 1616 Holdings Ltd (a)                                        12,850                         6
Digi.Com BHD                                                      190,007                     1,133
Singapore Telecommunications Ltd                                3,630,000                     7,933
StarHub Ltd                                                     2,761,367                     5,307
Telekomunikasi Indonesia Tbk PT                                   519,000                       600
Telenet Group Holding NV (a)                                       13,850                       459
Telenor ASA (c)                                                   575,900                    10,768
                                                                                    ----------------
                                                                                             26,206
                                                                                    ----------------
Telephone - Integrated (3.01%)
BT Group PLC                                                    2,716,048                    17,176
Carso Global Telecom SA de CV (a)                                 246,400                     1,121
Elisa OYJ                                                          24,859                       728
GVT Holding SA (a)                                                 60,933                       785
KDDI Corp                                                             158                     1,247
Royal KPN NV                                                      972,522                    16,589
Telecom Argentina SA ADR (a)                                       26,200                       591
Telecom Egypt                                                     391,797                     1,097
Telefonica SA (c)                                                 804,879                    18,134
Telefonos de Mexico SA de CV ADR                                   23,599                       806
Telkom SA Ltd                                                      65,641                     1,614
Telstra Corp Ltd                                                1,920,883                     7,450
                                                                                    ----------------
                                                                                             67,338
                                                                                    ----------------
Television (0.21%)
Carrere Group (a)                                                   1,427                        38
Endemol NV                                                         14,891                       469
Modern Times Group - B Shares                                      70,373                     4,144
                                                                                    ----------------
                                                                                              4,651
                                                                                    ----------------
Textile - Products (0.02%)
Gamma Holding NV                                                      440                        38
Nishat Mills Ltd                                                  205,500                       387
                                                                                    ----------------
                                                                                                425
                                                                                    ----------------
Tobacco (1.05%)
Japan Tobacco Inc                                                   2,975                    14,591
KT&G Corp                                                         123,172                     8,878
                                                                                    ----------------
                                                                                             23,469

                                                                                    ----------------
Tools - Hand Held (0.47%)
Hitachi Koki Co Ltd                                                32,856                       506
Makita Corp                                                       254,600                     9,738
Nitto Seiko Co Ltd                                                 24,000                       153
                                                                                    ----------------
                                                                                             10,397
                                                                                    ----------------

Toys (0.82%)
Nintendo Co Ltd                                                    58,500                    18,433
                                                                                    ----------------

Transport - Marine (1.00%)
D/S Norden                                                             70                        81
Ezra Holdings Ltd                                                  15,000                        63
Golden Ocean Group Ltd                                            132,000                       310
Jinhui Shipping & Transportation Ltd                               33,668                       223
Korea Line Corp                                                     1,430                       108
Labroy Marine Ltd                                                 307,752                       472
Mitsui OSK Lines Ltd                                              934,700                    11,883
Pacific Basin Shipping Ltd                                      4,038,437                     4,058
Shinwa Kaiun Kaisha Ltd                                            33,512                       201
Sincere Navigation                                                851,000                     1,300
Smit Internationale NV                                              2,798                       211
STX Pan Ocean Co Ltd                                            1,846,000                     1,823
U-Ming Marine Transport Corp                                      862,000                     1,599
Wan Hai Lines Ltd                                                       1                         -
                                                                                    ----------------
                                                                                             22,332
                                                                                    ----------------
Transport - Services (0.78%)
Firstgroup Plc                                                    717,111                     9,550
Kintetsu World Express Inc                                         10,300                       372
Stagecoach Group PLC                                              198,281                       741
Toll Holdings Ltd                                                 374,016                     6,850
                                                                                    ----------------
                                                                                             17,513
                                                                                    ----------------
Transport - Truck (0.00%)
SBS Holdings Inc                                                       22                        62
                                                                                    ----------------

Water (0.30%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)             7,260,000                     1,005
Kelda Group Plc                                                   273,815                     5,103
Pennon Group PLC                                                   52,428                       633
                                                                                    ----------------
                                                                                              6,741
                                                                                    ----------------
Water Treatment Systems (0.03%)
Woongjin Coway Co Ltd                                              21,770                       733
                                                                                    ----------------

Web Portals (0.07%)
LG Dacom Corp (c)                                                  36,515                       902
So-net Entertainment Corp                                              46                       119
United Internet AG                                                 27,644                       510
                                                                                    ----------------
                                                                                              1,531
                                                                                    ----------------
Wire & Cable Products (0.36%)
Draka Holding                                                       5,961                       230
Hitachi Cable Ltd                                                  57,917                       340
Nexans SA                                                          47,656                     7,084
Taihan Electric Wire Co Ltd                                        10,360                       299
                                                                                    ----------------
                                                                                              7,953

                                                                                    ----------------
Wireless Equipment (0.00%)
Kiryung Electronics Co Ltd                                         12,790                        35
                                                                                    ----------------
TOTAL COMMON STOCKS                                                              $        2,173,393
                                                                                    ----------------
PREFERRED STOCKS (0.98%)
Airlines (0.04%)
Tam SA                                                             34,300                       891
                                                                                    ----------------

Commercial Banks (0.10%)
Banco Bradesco SA                                                 101,246                     2,158
                                                                                    ----------------

Dialysis Centers (0.45%)
Fresenius AG                                                      120,436                    10,198
                                                                                    ----------------

Diversified Minerals (0.20%)
Cia Vale do Rio Doce                                              128,740                     4,434
                                                                                    ----------------

Diversified Operations (0.08%)
Bradespar SA (a)                                                   24,300                       799
Investimentos Itau SA (a)                                         169,400                       928
                                                                                    ----------------
                                                                                              1,727
                                                                                    ----------------
Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                             3,348                        20
                                                                                    ----------------

Steel - Producers (0.08%)
Gerdau SA                                                          45,103                       911
Usinas Siderurgicas de Minas Gerais SA                             18,200                       851
                                                                                    ----------------
                                                                                              1,762
                                                                                    ----------------
Television (0.03%)
ProSiebenSat.1 Media AG                                            20,219                       741
                                                                                    ----------------
TOTAL PREFERRED STOCKS                                                           $           21,931
                                                                                    ----------------
                                                               Principal
                                                               Amount                Value (000's)
                                                                (000's)
SHORT TERM INVESTMENTS (1.07%)
Commercial Paper (1.07%)
Investment in Joint Trading Account: Citigroup Funding
5.31%, 5/ 1/2007                                                   23,969                    23,969
                                                                                    ----------------
TOTAL SHORT TERM INVESTMENTS                                                     $           23,969
                                                                                    ----------------
MONEY MARKET FUNDS (14.31%)
Money Center Banks (14.31%)
BNY Institutional Cash Reserve Fund (f)                           320,059                   320,059
                                                                                    ----------------
TOTAL MONEY MARKET FUNDS                                                         $          320,059
                                                                                    ----------------
Total Investments                                                                $        2,539,352
Liabilities in Excess of Other Assets, Net - (13.52)%                                     (302,404)
                                                                                    ----------------
TOTAL NET ASSETS - 100.00%                                                       $        2,236,948
                                                                                    ================
                                                                                    ----------------

                                                                                    ================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,018 or 0.31% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,193 or 0.32% of net assets.

(e)  Security is Illiquid

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $          343,180
Unrealized Depreciation                                        (20,683)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                      322,497
Cost for federal income tax purposes                          2,216,855
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ ------ ----------------
Country                                                         Percent
------------------------------------------------ ------ ----------------
Japan                                                            16.38%
United Kingdom                                                   16.11%
United States                                                    15.38%
Germany                                                           9.25%
Switzerland                                                       8.25%
France                                                            7.30%
Australia                                                         5.21%
Canada                                                            4.32%
Spain                                                             4.05%
Netherlands                                                       3.00%
Italy                                                             2.85%
Korea, Republic Of                                                2.40%
Singapore                                                         2.30%
Sweden                                                            2.21%
Belgium                                                           1.55%
Hong Kong                                                         1.37%
Norway                                                            1.22%
Brazil                                                            1.14%
Russian Federation                                                1.08%
Taiwan, Province Of China                                         1.04%
South Africa                                                      1.00%
Ireland                                                           0.81%
Mexico                                                            0.78%
China                                                             0.73%
Austria                                                           0.67%
Denmark                                                           0.67%
India                                                             0.52%
Greece                                                            0.51%
Indonesia                                                         0.25%
Malaysia                                                          0.25%
Finland                                                           0.17%
Israel                                                            0.16%
Thailand                                                          0.10%
Poland                                                            0.09%
Turkey                                                            0.09%
Bermuda                                                           0.08%
Chile                                                             0.06%
Egypt                                                             0.06%
Argentina                                                         0.03%
Guernsey                                                          0.02%
Portugal                                                          0.02%
Pakistan                                                          0.02%
Czech Republic                                                    0.02%
Mauritius                                                         0.00%
Liabilities in Excess of Other Assets, Net                    (-13.52%)
                                                        ----------------
TOTAL NET ASSETS                                                100.00%
                                                        ================

Schedule of Investments

April 30, 2007 (unaudited)
Equity Income Fund I

                                                             Shares                Value (000's)
                                                                Held
COMMON STOCKS (96.35%)
Aerospace & Defense (0.44%)
General Dynamics Corp                                           252,200        $           19,798
                                                                                  ----------------

Agricultural Operations (1.08%)
Archer-Daniels-Midland Co (a)                                 1,272,300                    49,238
                                                                                  ----------------

Airlines (0.49%)
Southwest Airlines Co (a)                                     1,555,800                    22,326
                                                                                  ----------------

Apparel Manufacturers (0.56%)
VF Corp (a)                                                     288,900                    25,368
                                                                                  ----------------

Auto/Truck Parts & Equipment - Original (0.16%)
Johnson Controls Inc (a)                                         71,200                     7,286
                                                                                  ----------------

Brewery (0.80%)
Molson Coors Brewing Co (a)                                     204,400                    19,271
SABMiller PLC ADR (a)                                           714,800                    16,869
                                                                                  ----------------
                                                                                           36,140
                                                                                  ----------------
Building & Construction - Miscellaneous (0.00%)
AM NV (b)(c)                                                     11,000                        62
                                                                                  ----------------

Cellular Telecommunications (1.31%)
Alltel Corp                                                     504,500                    31,627
Vodafone Group PLC ADR (a)                                      972,862                    27,950
                                                                                  ----------------
                                                                                           59,577
                                                                                  ----------------
Commercial Banks (0.90%)
Barclays PLC ADR (a)                                            507,000                    29,426
Mitsubishi UFJ Financial Group Inc ADR (a)                    1,111,800                    11,619
                                                                                  ----------------
                                                                                           41,045
                                                                                  ----------------
Computers (1.60%)
Hewlett-Packard Co                                              828,300                    34,905
International Business Machines Corp                            371,100                    37,930
                                                                                  ----------------
                                                                                           72,835
                                                                                  ----------------
Consumer Products - Miscellaneous (0.91%)
Fortune Brands Inc                                              261,800                    20,970
Kimberly-Clark Corp (a)                                         287,700                    20,476
                                                                                  ----------------
                                                                                           41,446
                                                                                  ----------------
Data Processing & Management (1.28%)
Automatic Data Processing Inc                                   833,800                    37,321
Fidelity National Information Services (a)                      411,357                    20,786
                                                                                  ----------------
                                                                                           58,107
                                                                                  ----------------
Diversified Manufacturing Operations (5.51%)
3M Co                                                           504,100                    41,724
Dover Corp                                                      354,500                    17,059
General Electric Co                                           2,247,600                    82,847
Honeywell International Inc                                     447,200                    24,229
ITT Corp (a)                                                    815,500                    52,037

Diversified Manufacturing Operations
Siemens AG ADR (a)                                              267,000                    32,299
                                                                                  ----------------
                                                                                          250,195
                                                                                  ----------------
Diversified Minerals (0.26%)
Anglo American PLC ADR                                          451,300                    11,910
                                                                                  ----------------

Electric - Integrated (4.15%)
Dominion Resources Inc/VA (a)                                   468,100                    42,691
Duke Energy Corp                                              1,940,200                    39,813
FPL Group Inc (a)                                               649,200                    41,789
Progress Energy Inc (a)                                         766,300                    38,736
Xcel Energy Inc (a)                                           1,058,300                    25,494
                                                                                  ----------------
                                                                                          188,523

                                                                                  ----------------
Electric Products - Miscellaneous (1.20%)
Emerson Electric Co (a)                                         849,000                    39,894
Hitachi Ltd ADR                                                 190,000                    14,429
                                                                                  ----------------
                                                                                           54,323

                                                                                  ----------------
Electronic Components - Semiconductors (2.41%)
Intel Corp                                                    1,580,500                    33,981
Microchip Technology Inc                                        873,500                    35,237
STMicroelectronics NV (a)                                     1,214,500                    23,634
Texas Instruments Inc                                           478,200                    16,436
                                                                                  ----------------
                                                                                          109,288
                                                                                  ----------------
Electronics - Military (0.66%)
L-3 Communications Holdings Inc                                 332,300                    29,884
                                                                                  ----------------

Fiduciary Banks (1.22%)
Bank of New York Co Inc/The                                     549,400                    22,240
Mellon Financial Corp                                           778,000                    33,399
                                                                                  ----------------
                                                                                           55,639

                                                                                  ----------------
Finance - Investment Banker & Broker (6.78%)
Citigroup Inc                                                 1,637,733                    87,815
Goldman Sachs Group Inc/The (a)                                 187,900                    41,077
JPMorgan Chase & Co                                           1,152,600                    60,050
Lehman Brothers Holdings Inc                                    221,000                    16,637
Macquarie Bank Ltd ADR (a)                                      335,000                    24,204
Morgan Stanley                                                  500,400                    42,039
UBS AG (a)                                                      556,500                    36,117
                                                                                  ----------------
                                                                                          307,939
                                                                                  ----------------
Finance - Mortgage Loan/Banker (1.42%)
Countrywide Financial Corp                                    1,193,900                    44,270
Freddie Mac (a)                                                 314,200                    20,354
                                                                                  ----------------
                                                                                           64,624

                                                                                  ----------------
Financial Guarantee Insurance (0.85%)
MGIC Investment Corp (a)                                        624,200                    38,457
                                                                                  ----------------

Food - Miscellaneous/Diversified (2.27%)
Cadbury Schweppes PLC ADR (a)                                   553,500                    29,363
Kraft Foods Inc                                               2,200,023                    73,635
                                                                                  ----------------
                                                                                          102,998
                                                                                  ----------------
Food - Retail (0.57%)
Kroger Co/The                                                   871,000                    25,703
                                                                                  ----------------

Forestry (1.09%)
Plum Creek Timber Co Inc (a)                                    164,000                     6,511

Forestry
Weyerhaeuser Co                                                 541,500                    42,897
                                                                                  ----------------
                                                                                           49,408
                                                                                  ----------------
Hotels & Motels (0.76%)
Hilton Hotels Corp                                            1,014,100                    34,479
                                                                                  ----------------

Investment Management & Advisory Services (2.96%)
AllianceBernstein Holding LP                                    150,400                    13,680
Ameriprise Financial Inc                                        181,800                    10,812
Franklin Resources Inc (a)                                      521,400                    68,465
Legg Mason Inc (a)                                              420,000                    41,660
                                                                                  ----------------
                                                                                          134,617
                                                                                  ----------------
Life & Health Insurance (2.01%)
Aflac Inc                                                       282,800                    14,519
Lincoln National Corp (a)                                       247,800                    17,631
Prudential Financial Inc (a)                                    464,700                    44,146
Unum Group                                                      596,100                    14,831
                                                                                  ----------------
                                                                                           91,127
                                                                                  ----------------
Machinery - General Industry (0.42%)
Volvo AB ADR (a)                                                198,100                    19,269
                                                                                  ----------------

Medical - Drugs (3.71%)
AstraZeneca PLC ADR                                             313,000                    16,999
Bristol-Myers Squibb Co (a)                                   1,251,500                    36,118
Novartis AG ADR                                                 415,400                    24,131
Pfizer Inc                                                    1,653,500                    43,752
Roche Holding AG ADR                                            261,300                    24,562
Sanofi-Aventis ADR (a)                                          504,300                    23,127
                                                                                  ----------------
                                                                                          168,689

                                                                                  ----------------
Medical - Generic Drugs (0.79%)
Teva Pharmaceutical Industries Ltd ADR (a)                      933,200                    35,751
                                                                                  ----------------

Medical - HMO (0.76%)
Aetna Inc                                                       737,100                    34,555
                                                                                  ----------------

Medical - Wholesale Drug Distribution (0.63%)
Cardinal Health Inc (a)                                         408,800                    28,596
                                                                                  ----------------

Medical Laboratory & Testing Service (0.73%)
Quest Diagnostics Inc (a)                                       682,800                    33,382
                                                                                  ----------------

Medical Products (0.74%)
Johnson & Johnson                                               521,600                    33,497
                                                                                  ----------------

Metal - Aluminum (0.50%)
Alcoa Inc                                                       643,200                    22,827
                                                                                  ----------------

Multi-Line Insurance (6.62%)
ACE Ltd (a)                                                   1,010,700                    60,096
Allstate Corp/The                                               515,900                    32,151
American International Group Inc                                922,600                    64,499
Hartford Financial Services Group Inc                           405,300                    41,016
ING Groep NV ADR (a)                                            738,100                    33,665
Loews Corp                                                      511,400                    24,199
MetLife Inc (a)                                                 689,800                    45,320
                                                                                  ----------------
                                                                                          300,946
                                                                                  ----------------

Multimedia (1.94%)
News Corp (a)                                                   920,900                    22,101
Time Warner Inc (a)                                           3,204,300                    66,105
                                                                                  ----------------
                                                                                           88,206
                                                                                  ----------------
Music (0.00%)
V2 Music Holdings PLC - warrants (b)(c)(d)                        4,500                         -
                                                                                  ----------------

Non-Hazardous Waste Disposal (0.62%)
Waste Management Inc (a)                                        757,400                    28,334
                                                                                  ----------------

Oil & Gas Drilling (0.55%)
GlobalSantaFe Corp (a)                                          392,300                    25,080
                                                                                  ----------------

Oil Company - Exploration & Production (1.60%)
Devon Energy Corp (a)                                           760,100                    55,388
Enerplus Resources Fund                                         100,500                     4,372
Penn West Energy Trust (a)                                      429,400                    12,861
                                                                                  ----------------
                                                                                           72,621
                                                                                  ----------------
Oil Company - Integrated (4.03%)
Chevron Corp                                                  1,006,600                    78,303
ConocoPhillips                                                1,113,000                    77,187
Hess Corp (a)                                                   488,300                    27,711
                                                                                  ----------------
                                                                                          183,201
                                                                                  ----------------
Paper & Related Products (0.36%)
International Paper Co                                          432,700                    16,321
                                                                                  ----------------

Pipelines (1.18%)
El Paso Corp (a)                                                538,000                     8,070
Enterprise Products Partners LP                                 238,400                     7,736
Kinder Morgan Energy Partners LP                                237,700                    13,181
Williams Cos Inc (a)                                            835,500                    24,647
                                                                                  ----------------
                                                                                           53,634
                                                                                  ----------------
Property & Casualty Insurance (0.91%)
Chubb Corp                                                      382,400                    20,585
Fidelity National Financial Inc (a)                             806,199                    20,550
                                                                                  ----------------
                                                                                           41,135
                                                                                  ----------------
Real Estate Operator & Developer (0.10%)
Brookfield Properties Corp                                      110,900                     4,555
                                                                                  ----------------

Regional Banks (4.18%)
Bank of America Corp                                          1,844,896                    93,905
PNC Financial Services Group Inc (a)                            288,100                    21,348
US Bancorp                                                      577,800                    19,848
Wells Fargo & Co                                              1,528,000                    54,840
                                                                                  ----------------
                                                                                          189,941
                                                                                  ----------------
REITS - Apartments (0.39%)
Archstone-Smith Trust (a)                                       152,600                     7,952
Equity Residential (a)                                          211,500                     9,820
                                                                                  ----------------
                                                                                           17,772
                                                                                  ----------------
REITS - Diversified (0.40%)
Duke Realty Corp                                                131,000                     5,647
Vornado Realty Trust                                            105,200                    12,480
                                                                                  ----------------
                                                                                           18,127
                                                                                  ----------------
REITS - Healthcare (0.22%)
Health Care Property Investors Inc                              284,200                    10,058
                                                                                  ----------------

REITS - Hotels (0.38%)
Host Hotels & Resorts Inc (a)                                   678,400                    17,394
                                                                                  ----------------

REITS - Regional Malls (0.33%)
Macerich Co/The (a)                                              81,000                     7,705
Simon Property Group Inc (a)                                     64,800                     7,470
                                                                                  ----------------
                                                                                           15,175
                                                                                  ----------------
REITS - Shopping Centers (0.37%)
Developers Diversified Realty Corp (a)                          123,400                     8,033
Kimco Realty Corp (a)                                           182,700                     8,783
                                                                                  ----------------
                                                                                           16,816
                                                                                  ----------------
REITS - Storage (0.26%)
Public Storage Inc (a)                                          125,100                    11,674
                                                                                  ----------------

REITS - Warehouse & Industrial (0.95%)
AMB Property Corp                                               146,700                     8,936
Prologis (a)                                                    531,700                    34,454
                                                                                  ----------------
                                                                                           43,390

                                                                                  ----------------
Retail - Building Products (0.66%)
Lowe's Cos Inc (a)                                              980,800                    29,973
                                                                                  ----------------

Retail - Discount (1.05%)
Target Corp                                                     802,000                    47,615
                                                                                  ----------------

Retail - Drug Store (0.75%)
CVS/Caremark Corp                                               944,006                    34,211
                                                                                  ----------------

Retail - Regional Department Store (0.70%)
Federated Department Stores Inc (a)                             723,400                    31,772
                                                                                  ----------------

Retail - Restaurants (0.67%)
McDonald's Corp                                                 631,500                    30,489
                                                                                  ----------------

Savings & Loans - Thrifts (1.48%)
Washington Mutual Inc                                         1,598,700                    67,113
                                                                                  ----------------

Semiconductor Component - Integrated Circuits (0.34%)
Linear Technology Corp (a)                                      409,100                    15,308
                                                                                  ----------------

Semiconductor Equipment (0.45%)
Applied Materials Inc                                         1,073,500                    20,633
                                                                                  ----------------

Telecommunication Equipment (1.01%)
Alcatel-Lucent ADR (a)                                        3,462,000                    45,871
                                                                                  ----------------

Telecommunication Services (0.94%)
BCE Inc (a)                                                     989,100                    33,382
Embarq Corp                                                     158,700                     9,528
                                                                                  ----------------
                                                                                           42,910
                                                                                  ----------------
Telephone - Integrated (6.46%)
AT&T Inc                                                      3,105,800                   120,257
Deutsche Telekom AG ADR (a)                                     206,400                     3,789
France Telecom SA ADR                                           161,400                     4,724
Sprint Nextel Corp (a)                                        1,070,300                    21,438
Telstra Corp Ltd ADR (a)                                        440,500                     8,524
Verizon Communications Inc (a)                                2,528,500                    96,538

Telephone - Integrated
Windstream Corp                                               2,624,784                    38,374
                                                                                  ----------------
                                                                                          293,644
                                                                                  ----------------
Television (0.47%)
CBS Corp (a)                                                    678,900                    21,569
                                                                                  ----------------

Tobacco (0.94%)
Altria Group Inc                                                621,400                    42,827
                                                                                  ----------------

Transport - Rail (1.11%)
Norfolk Southern Corp                                           296,500                    15,786
Union Pacific Corp (a)                                          303,800                    34,709
                                                                                  ----------------
                                                                                           50,495
                                                                                  ----------------
Transport - Services (0.70%)
FedEx Corp (a)                                                  300,700                    31,706
                                                                                  ----------------

Wireless Equipment (1.30%)
Motorola Inc                                                  1,215,900                    21,072
Nokia OYJ ADR (a)                                             1,512,400                    38,188
                                                                                  ----------------
                                                                                           59,260
                                                                                  ----------------
TOTAL COMMON STOCKS                                                            $        4,378,684
                                                                                  ----------------
                                                             Principal
                                                             Amount                Value (000's)
                                                              (000's)
BONDS (0.30%)
Electric - Integrated (0.05%)
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                  2,000                     2,029
                                                                                  ----------------

Finance - Investment Banker & Broker (0.01%)
Merrill Lynch & Co Inc
6.38%, 10/15/2008                                                   500                       509
                                                                                  ----------------

Medical - Drugs (0.03%)
Wyeth
7.25%, 3/ 1/2023                                                  1,250                     1,410
                                                                                  ----------------

Multimedia (0.02%)
CBS Corp
7.88%, 9/ 1/2023                                                  1,000                     1,058
                                                                                  ----------------

Rental - Auto & Equipment (0.09%)
Erac USA Finance Co
7.35%, 6/15/2008 (e)                                              4,000                     4,065
                                                                                  ----------------

Telecommunication Services (0.10%)
TELUS Corp
8.00%, 6/ 1/2011                                                  4,000                     4,370
                                                                                  ----------------
TOTAL BONDS                                                                    $           13,441
                                                                                  ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (1.15%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.00%)
6.50%, 9/ 1/2030                                                    207                       214
7.00%, 9/ 1/2030                                                     77                        80
                                                                                  ----------------
                                                                                              294
                                                                                  ----------------
U.S. Treasury (1.15%)
4.25%, 11/15/2014 (a)                                            15,000                    14,681

U.S. Treasury
5.38%, 2/15/2031 (a)                                             35,000                    37,488
                                                                                  ----------------
                                                                                           52,169
                                                                                  ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                          $           52,463
                                                                                  ----------------
SHORT TERM INVESTMENTS (1.77%)
Repurchase Agreements (1.77%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                           80,334                    80,334
(collateralized by U.S.
Government Agency Issues; $82,744,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                  ----------------

TOTAL SHORT TERM INVESTMENTS                                                   $           80,334
                                                                                  ----------------
MONEY MARKET FUNDS (14.17%)
Money Center Banks (14.17%)
BNY Institutional Cash Reserve Fund (f)                         644,191                   644,191
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                       $          644,191
                                                                                  ----------------
Total Investments                                                              $        5,169,113
Liabilities in Excess of Other Assets, Net - (13.74)%                                   (624,492)
                                                                                  ----------------
TOTAL NET ASSETS - 100.00%                                                     $        4,544,621
                                                                                  ================
                                                                                  ----------------

                                                                                  ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security is Illiquid

(c)  Non-Income Producing Security

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,065 or 0.09% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $          697,887
Unrealized Depreciation                                          (22,767)
                                                          ----------------
Net Unrealized Appreciation (Depreciation)                        675,120

Cost for federal income tax purposes                            4,493,993
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ -------- ----------------
Sector                                                            Percent
------------------------------------------------ -------- ----------------
Financial                                                          48.69%
Consumer, Non-cyclical                                             14.05%
Communications                                                     13.56%
Industrial                                                         10.65%
Energy                                                              7.36%
Technology                                                          6.08%
Consumer, Cyclical                                                  5.80%
Utilities                                                           4.19%
Basic Materials                                                     2.21%
Government                                                          1.15%
Liabilities in Excess of Other Assets, Net                      (-13.74%)
                                                          ----------------
TOTAL NET ASSETS                                                  100.00%
                                                          ================


Schedule of Investments

April 30, 2007 (unaudited)
Government & High Quality Bond Fund
                                                               Principal
                                                               Amount                Value (000's)
                                                                (000's)
BONDS (66.82%)
Asset Backed Securities (5.98%)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.61%, 9/25/2033 (a)                                        $         234        $              235
5.55%, 12/25/2033 (a)                                                 458                       458
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (a)                                                  248                       248
5.49%, 6/25/2037 (a)(b)                                             3,500                     3,495
Credit-Based Asset Servicing and Securities
5.49%, 3/25/2036 (a)                                                2,000                     1,997
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                  193                       193
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                  850                       850
Long Beach Mortgage Loan Trust
5.43%, 10/25/2036 (a)(b)                                            2,000                     1,999
Park Place Securities Inc
5.68%, 1/25/2033 (a)                                                  182                       182
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (a)                                                4,000                     4,001
SACO I Inc
5.46%, 6/25/2036 (a)(b)                                             1,939                     1,937
Saxon Asset Securities Trust
5.48%, 3/25/2036 (a)(b)                                             5,000                     4,994
Structured Asset Investment Loan Trust
5.64%, 11/25/2034 (a)(b)                                                6                         6
5.54%, 1/25/2036 (a)(b)                                             2,275                     2,276
                                                                                    ----------------
                                                                                             22,871
                                                                                    ----------------
Credit Card Asset Backed Securities (0.26%)
Discover Card Master Trust I
5.34%, 5/15/2011 (a)                                                1,000                     1,000
                                                                                    ----------------

Federal & Federally Sponsored Credit (1.17%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                                    4,500                     4,458
                                                                                    ----------------

Finance - Mortgage Loan/Banker (28.50%)
Fannie Mae
5.25%, 8/ 1/2012 (c)                                               11,800                    11,947
5.62%, 10/25/2018 (a)                                                 712                       715
5.00%, 8/25/2026                                                    3,253                     3,239
6.63%, 11/15/2030 (c)                                               1,300                     1,539
5.52%, 4/25/2034 (a)                                                6,072                     6,072
0.33%, 3/25/2036                                                   30,717                       449
6.50%, 2/25/2047                                                    2,405                     2,510
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                    4,250                     4,349
5.34%, 4/25/2012                                                    5,000                     5,085
5.41%, 5/25/2035 (a)                                                2,597                     2,588
5.47%, 9/25/2035 (a)                                                5,750                     5,755
Fannie Mae Whole Loan
5.47%, 5/25/2035 (a)                                                2,789                     2,793

Finance - Mortgage Loan/Banker
Federal Home Loan Bank System
2.63%, 5/15/2007 (d)                                                9,500                     9,490
5.46%, 11/27/2015 (e)                                               3,156                     3,164
Freddie Mac
5.75%, 6/27/2016                                                    2,400                     2,494
4.50%, 7/15/2017                                                    4,900                     4,787
5.62%, 6/15/2018 (a)                                                4,293                     4,304
5.72%, 7/15/2023 (a)                                                4,392                     4,419
5.52%, 4/15/2030 (a)                                                6,035                     6,035
5.50%, 9/15/2031 (a)                                                1,375                     1,371
5.72%, 9/15/2033 (a)                                                  377                       379
Ginnie Mae
1.83%, 10/16/2012 (a)                                              84,188                     3,539
3.89%, 7/16/2026                                                    1,635                     1,589
5.08%, 1/16/2030 (a)                                                1,622                     1,616
3.96%, 6/16/2031                                                    2,296                     2,224
4.26%, 2/16/2032                                                    2,333                     2,279
0.94%, 6/17/2045 (a)                                               38,038                     2,042
0.61%, 11/16/2045                                                   4,226                       239
1.13%, 5/16/2046 (a)                                               10,804                       653
1.06%, 10/16/2046                                                  15,936                     1,100
1.13%, 2/16/2047 (a)                                               18,860                     1,210
SLM Student Loan Trust
5.45%, 10/25/2016 (a)                                               3,625                     3,629
5.54%, 9/17/2018 (a)                                                5,300                     5,319
                                                                                    ----------------
                                                                                            108,923
                                                                                    ----------------
Home Equity - Other (8.22%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                             2,600                     2,598
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (a)(b)                                            2,863                     2,865
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                               478                       478
5.42%, 7/25/2036 (a)(b)                                             3,600                     3,599
Chase Funding Loan Acquisition Trust
5.68%, 6/25/2034 (a)                                                  227                       227
First NLC Trust
5.55%, 5/25/2035 (a)                                                2,703                     2,704
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                             5,400                     5,410
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)(b)                                             5,250                     5,248
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)(b)                                             2,455                     2,456
Residential Asset Securities Corp
5.48%, 7/25/2035 (a)                                                2,851                     2,852
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (a)                                                3,000                     3,000
                                                                                    ----------------
                                                                                             31,437
                                                                                    ----------------
Mortgage Backed Securities (21.79%)
Banc of America Commercial Mortgage Inc
1.18%, 11/10/2038 (a)                                               2,595                        72
0.40%, 3/11/2041 (a)(f)                                            24,517                       221
4.73%, 7/10/2043 (a)                                                3,500                     3,351
Banc of America Funding Corp
5.40%, 7/20/2036 (a)(b)                                             2,785                     2,781
5.60%, 7/20/2036 (a)(b)                                             1,777                     1,780

Mortgage Backed Securities
Bear Stearns Alt-A Trust
5.49%, 4/25/2037 (a)(b)(e)                                          1,457                     1,456
Bear Stearns Commercial Mortgage Securities
1.16%, 2/11/2041 (a)(f)                                            10,527                       334
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (a)(b)(e)                                          3,834                     3,822
Commercial Mortgage Pass Through Certificates
0.05%, 12/10/2046 (a)                                              26,008                       332
Countrywide Alternative Loan Trust
5.62%, 5/25/2035 (a)                                                  465                       466
Credit Suisse Mortgage Capital Certificates
0.07%, 12/15/2039                                                  16,866                       298
CS First Boston Mortgage Securities Corp
0.47%, 11/15/2036 (a)(f)                                           12,009                       498
0.31%, 1/15/2037 (a)(f)                                            12,415                       303
Ge Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)                                                3,475                     3,492
5.51%, 11/10/2045 (a)                                               5,000                     5,020
G-Force LLC
5.62%, 12/25/2039 (a)(f)                                            2,800                     2,800
Greenpoint Mortgage Funding Trust
5.62%, 6/25/2045 (a)                                                  342                       342
Greenwich Capital Commercial Funding Corp
0.49%, 6/10/2036 (a)(f)                                            18,609                       190
5.22%, 4/10/2037                                                    5,000                     4,968
0.51%, 3/10/2039 (a)(f)                                            54,872                     1,346
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                  30,479                     1,346
Impac CMB Trust
5.63%, 4/25/2035 (a)(b)                                               990                       991
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)                                                 715                       719
Indymac Index Mortgage Loan Trust
5.65%, 4/25/2035 (a)                                                  495                       496
JP Morgan Chase Commercial Mortgage Securities
0.47%, 9/12/2037 (a)                                              103,326                     1,370
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)                                               3,000                     3,024
5.30%, 4/25/2036 (a)                                                1,520                     1,520
5.97%, 8/25/2036 (a)                                                2,400                     2,454
6.00%, 8/25/2036 (a)                                                3,222                     3,222
5.58%, 10/25/2036 (a)                                               4,725                     4,746
5.87%, 1/25/2037                                                    5,360                     5,367
LB-UBS Commercial Mortgage Trust
0.07%, 11/15/2038 (a)(f)                                           13,372                       239
0.91%, 11/15/2038 (a)(f)                                            4,647                       227
0.07%, 2/15/2040 (a)(f)                                             5,947                        73
0.68%, 2/15/2040 (a)                                                7,456                       265
0.94%, 7/15/2040 (a)                                              116,297                     3,292
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (a)                                                2,550                     2,616
0.74%, 5/12/2043                                                   52,917                     1,324
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.74%, 8/12/2048 (a)                                               33,782                     1,440
0.06%, 12/12/2049 (a)                                              49,644                       753
Morgan Stanley Capital I
0.54%, 8/13/2042                                                  183,242                     3,347
0.05%, 12/15/2043 (a)(f)                                           27,307                       374

Mortgage Backed Securities
Residential Accredit Loans Inc
5.47%, 2/25/2037 (a)(b)(e)                                          1,704                     1,704
Wachovia Bank Commercial Mortgage Trust
0.43%, 3/15/2042 (a)(f)                                            32,240                       362
0.81%, 5/15/2044 (a)(f)                                           101,541                     2,433
WaMu Mortgage Pass Through Certificates
5.79%, 7/25/2044 (a)(b)                                               397                       398
5.55%, 4/25/2045 (a)                                                  786                       787
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                             4,521                     4,530
                                                                                    ----------------
                                                                                             83,291

                                                                                    ----------------
Mortgage Securities (0.90%)
Ginnie Mae
4.51%, 10/16/2028 (a)(e)                                            2,300                     2,263
0.85%, 3/16/2047 (a)(e)                                            17,700                     1,159
                                                                                    ----------------
                                                                                              3,422

                                                                                    ----------------
TOTAL BONDS                                                                      $          255,402
                                                                                    ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (66.54%)
Federal Home Loan Mortgage Corporation (FHLMC) (16.56%)
5.00%, 10/ 1/2025                                                   1,318                     1,285
5.50%, 5/ 1/2037 (g)                                               18,000                    17,798
6.00%, 5/ 1/2037 (g)                                               12,525                    12,627
5.00%, 6/ 1/2037 (g)                                                2,265                     2,189
4.50%, 6/ 1/2011                                                    2,668                     2,632
6.50%, 6/ 1/2017                                                      322                       330
6.00%, 7/ 1/2017                                                      126                       128
5.50%, 4/ 1/2018                                                      895                       899
5.50%, 12/ 1/2018                                                       3                         3
5.00%, 1/ 1/2019                                                    1,904                     1,881
6.00%, 1/ 1/2021                                                      398                       405
6.50%, 8/ 1/2022                                                      455                       471
6.00%, 6/ 1/2028                                                      106                       108
5.50%, 1/ 1/2029                                                       24                        24
5.50%, 3/ 1/2029                                                       19                        19
6.50%, 3/ 1/2029                                                       67                        69
8.00%, 8/ 1/2030                                                        4                         5
8.00%, 11/ 1/2030                                                       3                         3
7.50%, 12/ 1/2030                                                      23                        24
7.00%, 1/ 1/2031                                                       15                        16
7.50%, 2/ 1/2031                                                       16                        17
6.50%, 6/ 1/2031                                                        7                         7
6.00%, 10/ 1/2031                                                      51                        52
6.00%, 2/ 1/2032                                                      141                       144
6.50%, 2/ 1/2032                                                      176                       182
6.50%, 4/ 1/2032                                                      100                       103
7.50%, 4/ 1/2032                                                      150                       156
6.50%, 8/ 1/2032                                                      429                       442
5.00%, 12/ 1/2032                                                   1,042                     1,009
5.50%, 5/ 1/2033                                                      657                       651
5.50%, 10/ 1/2033                                                     249                       247
5.50%, 12/ 1/2033                                                   5,717                     5,668
6.00%, 8/ 1/2036                                                    4,190                     4,226
6.50%, 11/ 1/2036                                                   1,328                     1,356
6.50%, 2/ 1/2037                                                      533                       545
6.00%, 4/ 1/2037                                                    5,000                     5,042
7.48%, 10/ 1/2032 (a)                                                  20                        20
5.67%, 9/ 1/2033 (a)                                                  387                       393

Federal Home Loan Mortgage Corporation (FHLMC)
4.68%, 8/ 1/2035 (a)                                                2,141                     2,105
                                                                                    ----------------
                                                                                             63,281
                                                                                    ----------------
Federal National Mortgage Association (FNMA) (25.53%)
4.50%, 5/ 1/2022 (g)                                                9,835                     9,518
5.00%, 5/ 1/2037 (g)                                               27,575                    26,636
5.50%, 5/ 1/2037 (g)                                               16,685                    16,497
6.00%, 5/ 1/2037 (g)                                                4,800                     4,836
7.00%, 5/ 1/2037 (g)                                                  185                       191
6.00%, 5/ 1/2009                                                       48                        48
4.50%, 3/ 1/2010                                                      148                       145
6.50%, 4/ 1/2010                                                       19                        20
6.50%, 6/ 1/2016                                                       38                        39
6.00%, 1/ 1/2017                                                      112                       114
6.00%, 4/ 1/2017                                                      158                       161
5.50%, 9/ 1/2017                                                      630                       632
5.00%, 1/ 1/2018                                                      744                       736
5.50%, 3/ 1/2018                                                      468                       470
5.00%, 4/ 1/2019                                                      671                       662
5.50%, 6/ 1/2019                                                      294                       295
5.50%, 7/ 1/2019                                                    1,004                     1,007
5.50%, 8/ 1/2019                                                      806                       808
5.50%, 9/ 1/2019                                                      566                       567
7.00%, 5/ 1/2022                                                      119                       124
6.00%, 12/ 1/2022                                                     229                       232
5.00%, 1/ 1/2026                                                    1,875                     1,828
5.50%, 6/ 1/2026                                                    1,874                     1,863
7.50%, 1/ 1/2031                                                       13                        13
7.50%, 5/ 1/2031                                                       15                        16
6.50%, 9/ 1/2031                                                      112                       115
6.00%, 12/ 1/2031                                                     182                       185
6.50%, 12/ 1/2031                                                      27                        28
7.00%, 2/ 1/2032                                                       49                        51
6.50%, 4/ 1/2032                                                       94                        96
7.50%, 8/ 1/2032                                                      143                       150
6.00%, 11/ 1/2032                                                     163                       165
4.51%, 3/ 1/2033 (a)                                                2,316                     2,321
5.50%, 9/ 1/2033                                                    2,999                     2,974
7.63%, 11/ 1/2033 (a)                                                  43                        44
5.14%, 12/ 1/2033 (a)                                                 965                       958
4.89%, 9/ 1/2034 (a)                                                3,977                     3,982
4.71%, 2/ 1/2035 (a)                                                4,950                     4,891
4.94%, 3/ 1/2035 (a)                                                1,555                     1,547
5.08%, 8/ 1/2035 (a)                                                5,494                     5,503
5.72%, 2/ 1/2036 (a)                                                  677                       680
5.79%, 6/ 1/2036 (a)(e)                                               378                       381
6.50%, 8/ 1/2036                                                    3,764                     3,844
6.50%, 10/ 1/2036                                                     621                       634
6.50%, 11/ 1/2036                                                     639                       653
6.50%, 12/ 1/2036                                                     912                       932
                                                                                    ----------------
                                                                                             97,592
                                                                                    ----------------
Government National Mortgage Association (GNMA) (3.96%)
5.50%, 5/ 1/2037 (g)                                                1,550                     1,541
6.50%, 7/15/2008                                                       17                        17
6.50%, 10/15/2008                                                      20                        20
6.50%, 3/15/2009                                                       20                        20
5.50%, 12/15/2013                                                      35                        35
5.50%, 1/15/2014                                                      298                       300
5.50%, 2/15/2014                                                      172                       173

Government National Mortgage Association (GNMA)
5.50%, 3/15/2014                                                      277                       279
8.00%, 8/15/2016                                                       84                        88
8.00%, 12/15/2016                                                      17                        18
7.50%, 4/15/2017                                                      165                       172
8.00%, 4/15/2017                                                       66                        70
7.50%, 5/15/2017                                                       17                        18
8.00%, 5/15/2017                                                       50                        53
8.00%, 6/15/2017                                                       47                        50
8.00%, 7/15/2017                                                       11                        12
7.50%, 7/15/2018                                                       40                        42
7.50%, 12/15/2021                                                     120                       126
7.50%, 2/15/2022                                                       58                        60
8.00%, 2/15/2022                                                       63                        66
7.50%, 3/15/2022                                                       57                        60
7.50%, 4/15/2022                                                      112                       117
7.50%, 5/15/2022                                                       69                        73
7.50%, 7/15/2022                                                       69                        72
7.50%, 8/15/2022                                                      297                       311
7.00%, 11/15/2022                                                     253                       265
7.50%, 11/15/2022                                                      78                        82
7.00%, 12/15/2022                                                     225                       236
7.00%, 1/15/2023                                                      141                       148
7.00%, 2/15/2023                                                      468                       491
7.50%, 2/15/2023                                                       43                        45
7.00%, 3/15/2023                                                       33                        34
7.50%, 5/15/2023                                                      133                       139
7.50%, 6/15/2023                                                       25                        26
7.00%, 7/15/2023                                                      197                       206
7.00%, 8/15/2023                                                       73                        77
6.50%, 9/15/2023                                                      283                       291
6.00%, 10/15/2023                                                     337                       342
6.50%, 10/15/2023                                                     144                       149
7.00%, 10/15/2023                                                      66                        69
7.50%, 10/15/2023                                                      19                        19
6.00%, 11/15/2023                                                     326                       331
6.50%, 11/15/2023                                                      23                        23
7.50%, 11/15/2023                                                     110                       115
6.00%, 12/15/2023                                                     216                       220
6.50%, 12/15/2023                                                     513                       528
7.00%, 12/15/2023                                                     129                       135
6.00%, 1/15/2024                                                      114                       116
6.50%, 1/15/2024                                                      552                       568
6.00%, 2/15/2024                                                      311                       316
6.00%, 3/15/2024                                                       41                        41
6.50%, 3/15/2024                                                       36                        37
6.50%, 4/15/2024                                                       78                        80
6.50%, 7/15/2024                                                      254                       262
7.50%, 8/15/2024                                                       23                        24
7.25%, 9/15/2025                                                       84                        88
6.50%, 10/15/2025                                                      90                        93
6.50%, 1/15/2026                                                       47                        49
7.00%, 1/15/2026                                                       62                        65
6.50%, 3/15/2026                                                       85                        88
7.00%, 5/15/2026                                                        9                        10
7.00%, 1/15/2027                                                       72                        76
7.00%, 3/15/2027                                                       41                        43
7.50%, 4/15/2027                                                        6                         6
7.50%, 5/15/2027                                                       85                        89
7.50%, 6/15/2027                                                       51                        54
Government National Mortgage Association (GNMA)
7.00%, 11/15/2027                                                     156                       164
7.00%, 12/15/2027                                                     109                       114
6.50%, 2/15/2028                                                       45                        47
7.00%, 4/15/2028                                                      115                       120
8.00%, 12/15/2030                                                      28                        30
7.00%, 5/15/2031                                                       47                        50
6.50%, 7/15/2031                                                       13                        13
7.00%, 7/15/2031                                                       14                        15
7.00%, 9/15/2031                                                       17                        17
6.50%, 10/15/2031                                                      79                        81
6.50%, 7/15/2032                                                      108                       111
6.00%, 8/15/2032                                                      513                       521
6.00%, 9/15/2032                                                      386                       393
6.00%, 2/15/2033                                                      116                       118
5.00%, 2/15/2034                                                    1,263                     1,230
6.00%, 1/20/2024                                                       56                        57
6.00%, 4/20/2024                                                      102                       104
6.50%, 4/20/2024                                                       66                        68
6.00%, 5/20/2024                                                      137                       139
6.00%, 10/20/2024                                                      60                        60
6.00%, 9/20/2025                                                       38                        38
6.00%, 11/20/2025                                                      58                        59
6.50%, 7/20/2026                                                       32                        34
6.00%, 10/20/2028                                                      65                        66
6.50%, 10/20/2028                                                      54                        56
5.50%, 5/20/2035                                                    1,588                     1,577
                                                                                    ----------------
                                                                                             15,151
                                                                                    ----------------
U.S. Treasury (12.69%)
4.13%, 8/15/2010 (c)                                               15,000                    14,830
4.25%, 10/15/2010 (c)                                               9,750                     9,675
4.25%, 8/15/2014 (c)                                                3,000                     2,939
4.13%, 5/15/2015 (c)                                                8,750                     8,472
4.25%, 8/15/2015 (c)                                                1,700                     1,658
6.88%, 8/15/2025 (c)                                                5,250                     6,502
6.13%, 8/15/2029                                                      500                       584
5.38%, 2/15/2031 (c)                                                3,600                     3,856
                                                                                    ----------------
                                                                                             48,516
                                                                                    ----------------
U.S. Treasury Inflation-Indexed Obligations (5.18%)
3.88%, 1/15/2009 (c)                                                8,686                     8,977
3.00%, 7/15/2012 (c)                                               10,299                    10,807
                                                                                    ----------------
                                                                                             19,784
                                                                                    ----------------
U.S. Treasury Strip (2.62%)
0.00%, 11/15/2015 (c)(h)                                            4,000                     2,695
0.00%, 5/15/2020 (c)(h)                                            13,800                     7,322
                                                                                    ----------------
                                                                                             10,017
                                                                                    ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                            $          254,341
                                                                                    ----------------
SHORT TERM INVESTMENTS (7.71%)
Commercial Paper (2.42%)
Total Capital
5.31%, 5/ 1/2007 (b)                                                9,250                     9,250
                                                                                    ----------------

Repurchase Agreements (5.29%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                             20,208                    20,208
(collateralized by U.S.
Government Agency Issues; $20,814,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                    ----------------

TOTAL SHORT TERM INVESTMENTS                                                     $           29,458
                                                                                    ----------------

MONEY MARKET FUNDS (6.87%)
Money Center Banks (6.87%)
BNY Institutional Cash Reserve Fund (b)                            26,261                    26,261
                                                                                    ----------------
TOTAL MONEY MARKET FUNDS                                                         $           26,261
                                                                                    ----------------
Total Investments                                                                $          565,462
Liabilities in Excess of Other Assets, Net - (47.94)%                                     (183,250)
                                                                                    ----------------
TOTAL NET ASSETS - 100.00%                                                       $          382,212
                                                                                    ================
                                                                                    ----------------

                                                                                    ================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $400 or 0.10% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,949 or 3.65% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,400 or 2.46% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $            2,167
Unrealized Depreciation                                            (2,649)
                                                           ----------------
Net Unrealized Appreciation (Depreciation)                           (482)
Cost for federal income tax purposes                               565,944
All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                    Unrealized
                                                        Notional   Appreciation/
Description                                              Amount    Depreciation)
-------------------------------------- -------------------------------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate
based on                                               $    2,350  $    (2)
1-month LIBOR less 10 basis points with Wachovia Bank.
Expires April 2007.


All dollar amounts are shown in thousands (000's)

                                Futures Contracts
                                                         Current   Unrealized
                               Number of   Original      Market   Appreciation/
Type                           Contracts    Value         Value  (Depreciation)
---------------------------------------------------- --------- ---------
Buy:
U.S. 2 Year Note; June 2007       160       $32,765   $32,755      (10)
Sell:
U.S. 10 Year Note; June 2007      330        35,766    35,748        17
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------- ----------------
Sector                                                      Percent
--------------------------------------------------- ----------------
Mortgage Securities                                          85.88%
Government                                                   29.17%
Asset Backed Securities                                      18.31%
Financial                                                    12.16%
Energy                                                        2.42%
Liabilities in Excess of Other Assets, Net                (-47.94%)
                                                    ----------------
TOTAL NET ASSETS                                            100.00%
                                                    ================

Other Assets Summary (unaudited)
--------------------------------------------------- ----------------
Asset Type                                                  Percent
--------------------------------------------------- ----------------
Futures                                                      17.92%
Total Return Swaps                                            0.00%


Schedule of Investments

April 30, 2007 (unaudited)
High Yield Fund II

                                                             Shares                Value (000's)
                                                                Held
COMMON STOCKS (6.89%)
Auto - Medium & Heavy Duty Trucks (1.16%)
New Flyer Industries Inc (a)                                  1,951,400        $           18,971
                                                                                  ----------------

Building - Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (b)(c)                        56,100                     3,256
                                                                                  ----------------

Cable TV (0.80%)
Time Warner Cable Inc (c)                                       351,575                    12,945
                                                                                  ----------------

Food - Dairy Products (0.19%)
American Dairy Inc (b)(c)                                       166,500                     3,078
                                                                                  ----------------

Food - Miscellaneous/Diversified (0.49%)
B&G Foods Inc                                                   335,000                     7,960
                                                                                  ----------------

Medical - Biomedical/Gene (0.23%)
American Oriental Bioengineering Inc (b)(c)                     372,600                     3,707
                                                                                  ----------------

REITS - Healthcare (2.76%)
Health Care Property Investors Inc (b)                          243,800                     8,628
Health Care REIT Inc (b)                                        260,000                    11,762
Nationwide Health Properties Inc (b)                            335,700                    10,763
Omega Healthcare Investors Inc (b)                              828,100                    13,912
                                                                                  ----------------
                                                                                           45,065
                                                                                  ----------------
Satellite Telecommunications (0.05%)
ICO Global Communications Holdings Ltd (c)                      189,757                       803
                                                                                  ----------------

Special Purpose Entity (0.06%)
Adelphia Recovery Trust (c)(d)                                2,437,336                       488
Adelphia Recovery Trust (c)                                   5,641,292                       529
                                                                                  ----------------
                                                                                            1,017
                                                                                  ----------------
Therapeutics (0.00%)
Vion Pharmaceuticals Inc - Warrants (c)(d)                      130,000                        52
                                                                                  ----------------

Transport - Marine (0.24%)
Teekay LNG Partners LP (b)                                      102,700                     3,959
                                                                                  ----------------

Transport - Services (0.62%)
Student Transportation of America Inc (c)                       968,000                    10,116
                                                                                  ----------------

Transport - Truck (0.09%)
Canada Cartage Diversified Income Fund (c)                      185,100                     1,488
                                                                                  ----------------
TOTAL COMMON STOCKS                                                            $          112,417
                                                                                  ----------------
CONVERTIBLE PREFERRED STOCKS (1.75%)
Reinsurance (0.60%)
Aspen Insurance Holdings Ltd                                    177,000                     9,757
                                                                                  ----------------


Wireless Equipment (1.15%)
Crown Castle International Corp (c)                             329,000                    18,835
                                                                                  ----------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                             $           28,592
                                                                                  ----------------
                                                             Principal
                                                             Amount                Value (000's)
                                                              (000's)
BONDS (82.25%)
Agricultural Operations (1.07%)
Southern States Cooperative Inc
10.50%, 11/ 1/2010 (e)                                           16,500                    17,490
                                                                                  ----------------

Applications Software (1.11%)
SS&C Technologies Inc
11.75%, 12/ 1/2013 (b)                                           16,000                    18,060
                                                                                  ----------------

Auto - Medium & Heavy Duty Trucks (0.64%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (d)(e)                                         10,000                    10,361
                                                                                  ----------------

Auto/Truck Parts & Equipment - Original (1.65%)
Accuride Corp
8.50%, 2/ 1/2015                                                 26,000                    26,845
                                                                                  ----------------

Beverages - Wine & Spirits (0.96%)
Beverages & More Inc
9.25%, 3/ 1/2012 (e)                                             15,500                    15,694
                                                                                  ----------------

Cable TV (0.17%)
Adelphia Communications Corp
0.00%, 6/15/2011 (c)                                              5,650                     2,345
Frontiervision
0.00%, 10/15/2006 (c)                                             7,250                       507
0.00%, 9/15/2007 (c)(d)                                           9,250                         -
                                                                                  ----------------
                                                                                            2,852
                                                                                  ----------------
Casino Hotels (2.40%)
MGM Mirage
6.00%, 10/ 1/2009                                                24,500                    24,531
Riviera Holdings Corp
11.00%, 6/15/2010                                                14,000                    14,595
                                                                                  ----------------
                                                                                           39,126
                                                                                  ----------------
Casino Services (1.17%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012 (b)                                             19,250                    19,154
                                                                                  ----------------

Containers - Metal & Glass (1.57%)
Crown Americas LLC / Crown Americas Cap
7.75%, 11/15/2015                                                 9,500                    10,046
Crown Cork & Seal Co Inc
8.00%, 4/15/2023 (b)                                              5,500                     5,528
7.38%, 12/15/2026                                                10,500                    10,080
                                                                                  ----------------
                                                                                           25,654
                                                                                  ----------------
Containers - Paper & Plastic (1.37%)
Graphic Packaging International Corp
8.50%, 8/15/2011 (b)                                             21,500                    22,306
                                                                                  ----------------

Cruise Lines (1.64%)
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                 14,000                    15,369

Cruise Lines
Royal Caribbean Cruises Ltd (continued)
7.25%, 3/15/2018 (b)                                             11,000                    11,392
                                                                                  ----------------
                                                                                           26,761
                                                                                  ----------------
Dialysis Centers (1.91%)
DaVita Inc
6.63%, 3/15/2013 (b)                                             31,000                    31,116
                                                                                  ----------------

Diversified Operations & Commercial Services (1.92%)
Aramark Corp
8.50%, 2/ 1/2015 (e)                                             30,000                    31,387
                                                                                  ----------------

Electric - Integrated (3.93%)
CILCORP INC
9.38%, 10/15/2029                                                 3,000                     3,357
Commonwealth Edison Co
6.15%, 3/15/2012                                                 20,000                    20,295
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                30,500                    32,254
Sierra Pacific Resources
6.75%, 8/15/2017                                                  8,000                     8,208
                                                                                  ----------------
                                                                                           64,114
                                                                                  ----------------
Electronics - Military (1.51%)
L-3 Communications Corp
5.88%, 1/15/2015                                                 14,500                    14,119
6.38%, 10/15/2015                                                10,500                    10,448
                                                                                  ----------------
                                                                                           24,567
                                                                                  ----------------
Finance - Leasing Company (0.10%)
DVI Inc
0.00%, 2/ 1/2004 (c)(d)(f)                                        6,850                       694
9.88%, 2/ 1/2004 (c)(d)(f)                                        8,575                       868
                                                                                  ----------------
                                                                                            1,562
                                                                                  ----------------
Food - Miscellaneous/Diversified (0.56%)
B&G Foods Inc
8.00%, 10/ 1/2011                                                 9,000                     9,135
                                                                                  ----------------

Independent Power Producer (1.72%)
Reliant Energy Inc
9.50%, 7/15/2013                                                 16,000                    17,280
6.75%, 12/15/2014 (b)                                            10,250                    10,737
                                                                                  ----------------
                                                                                           28,017
                                                                                  ----------------
Medical - Biomedical/Gene (1.50%)
ICOS Corp
2.00%, 7/ 1/2023                                                 24,500                    24,500
                                                                                  ----------------

Medical - Drugs (1.45%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011                                                16,000                    15,920
8.88%, 12/ 1/2013 (b)(e)                                          7,500                     7,725
                                                                                  ----------------
                                                                                           23,645
                                                                                  ----------------
Medical - Hospitals (5.45%)
HCA Inc
6.50%, 2/15/2016 (b)                                             10,000                     8,712
9.25%, 11/15/2016 (e)                                             8,000                     8,720
7.50%, 11/ 6/2033 (b)                                            16,000                    13,800
IASIS Healthcare LLC / IASIS Capital Co
8.75%, 6/15/2014                                                 23,250                    24,093

Medical - Hospitals
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (g)                                             33,500                    33,500
                                                                                  ----------------
                                                                                           88,825
                                                                                  ----------------
MRI - Medical Diagnostic Imaging (1.73%)
Alliance Imaging Inc
7.25%, 12/15/2012 (b)                                            28,500                    28,144
                                                                                  ----------------

Non-Hazardous Waste Disposal (1.83%)
Allied Waste North America Inc
7.88%, 4/15/2013                                                 14,000                    14,630
6.88%, 6/ 1/2017 (b)                                             15,000                    15,206
                                                                                  ----------------
                                                                                           29,836
                                                                                  ----------------
Oil - Field Services (1.32%)
Hanover Compressor Co
8.63%, 12/15/2010                                                14,750                    15,377
7.50%, 4/15/2013                                                  6,000                     6,150
                                                                                  ----------------
                                                                                           21,527
                                                                                  ----------------
Oil Company - Exploration & Production (1.97%)
Chesapeake Energy Corp
6.88%, 1/15/2016                                                 12,500                    12,719
6.50%, 8/15/2017                                                 19,500                    19,402
                                                                                  ----------------
                                                                                           32,121
                                                                                  ----------------
Oil Refining & Marketing (1.94%)
Tesoro Corp
6.63%, 11/ 1/2015 (b)                                            31,000                    31,620
                                                                                  ----------------

Pharmacy Services (1.15%)
Omnicare Inc
6.88%, 12/15/2015                                                13,000                    12,951
3.25%, 12/15/2035                                                 7,000                     5,810
                                                                                  ----------------
                                                                                           18,761
                                                                                  ----------------
Physical Therapy & Rehabilitation Centers (1.91%)
Healthsouth Corp
10.75%, 6/15/2016 (b)(e)                                         28,500                    31,065
                                                                                  ----------------

Pipelines (3.90%)
Dynegy Holdings Inc
8.38%, 5/ 1/2016 (b)                                             30,000                    31,613
El Paso Natural Gas Co
8.38%, 6/15/2032                                                 12,500                    15,611
Energy Maintenance Services Group LLC
11.50%, 3/ 1/2014 (d)(f)                                          7,148                     7,380
Energy Maintenance Services Group LLC - Rights
0.00%, 3/ 1/2014 (c)(d)(f)                                            2                         -
Southern Natural Gas Co
8.00%, 3/ 1/2032                                                  7,500                     9,031
                                                                                  ----------------
                                                                                           63,635
                                                                                  ----------------
Publishing - Periodicals (1.91%)
Nielsen Finance LLC/Nielsen Finance Co
10.00%, 8/ 1/2014 (b)(e)                                         28,500                    31,136
                                                                                  ----------------

Radio (1.59%)
Sirius Satellite Radio Inc
9.63%, 8/ 1/2013 (b)                                             26,000                    26,000
                                                                                  ----------------


Retail - Automobile (0.42%)
Asbury Automotive Group Inc
8.00%, 3/15/2014                                                  6,750                     6,885
                                                                                  ----------------

Retail - Regional Department Store (2.99%)
Golden Eagle Retail Group Ltd
0.00%, 10/23/2011 (c)                                           123,000                    17,304
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (b)                                           28,000                    31,465
                                                                                  ----------------
                                                                                           48,769
                                                                                  ----------------
Retail - Sporting Goods (1.17%)
Remington Arms Co Inc
10.50%, 2/ 1/2011 (b)                                            18,500                    19,148
                                                                                  ----------------

Retail - Video Rental (2.35%)
Blockbuster Inc
9.00%, 9/ 1/2012 (b)(g)                                          37,500                    38,250
                                                                                  ----------------

Sovereign (3.75%)
Brazilian Government International Bond
9.25%, 10/22/2010                                                 5,000                     5,617
12.50%, 1/ 5/2016                                                25,400                    14,822
8.75%, 2/ 4/2025                                                  6,000                     7,872
Federative Republic of Brazil
12.50%, 1/ 5/2022                                                10,000                     6,178
Mexican Bonds
8.00%, 12/19/2013                                               288,474                    26,706
                                                                                  ----------------
                                                                                           61,195
                                                                                  ----------------
Special Purpose Entity (15.91%)
Britannia Bulk PLC
11.00%, 12/ 1/2011 (b)                                           20,000                    20,200
CCM Merger Inc
8.00%, 8/ 1/2013 (b)(e)                                          24,000                    24,300
CDX North America High Yield
8.63%, 6/29/2011 (e)                                             22,275                    23,513
8.38%, 12/29/2011 (b)(e)                                         67,500                    69,862
7.63%, 6/29/2012 (b)(e)                                          52,000                    51,771
ISA Capital do Brasil SA
8.80%, 1/30/2017 (b)(e)                                          11,000                    11,853
TRAINS HY-1-2006
7.55%, 5/ 1/2016 (b)(c)(e)                                       52,545                    53,671
UCI Holdco Inc
12.35%, 12/15/2013 (e)(g)                                         4,117                     4,199
                                                                                  ----------------
                                                                                          259,369
                                                                                  ----------------
Telecommunication Services (1.52%)
Qwest Corp
8.88%, 3/15/2012 (g)                                             22,500                    24,862
                                                                                  ----------------

Therapeutics (0.14%)
Vion Pharmaceuticals Inc
7.75%, 2/15/2012 (b)(e)                                           2,000                     2,205
                                                                                  ----------------

Transactional Software (0.95%)
Open Solutions Inc
9.75%, 2/ 1/2015 (e)                                             15,000                    15,488
                                                                                  ----------------
TOTAL BONDS                                                                    $        1,341,187
                                                                                  ----------------

CONVERTIBLE BONDS (5.78%)
Food - Miscellaneous/Diversified (0.88%)
FU JI Food and Catering
0.00%, 11/ 9/2009 (c)                                            79,500                    14,332
                                                                                  ----------------

CONVERTIBLE BONDS (5.78%)
Agricultural Chemicals (0.95%)
Sinofert Holdings Ltd
0.00%, 8/ 7/2011 (c)(d)                                          96,000                    15,471
                                                                                  ----------------

Airlines (0.36%)
AMR Corp
4.50%, 2/15/2024 (b)                                              2,000                     2,685
Continental Airlines Inc
5.00%, 6/15/2023                                                  1,600                     3,214
                                                                                  ----------------
                                                                                            5,899
                                                                                  ----------------
Oil - Field Services (0.48%)
Hanover Compressor Co
4.75%, 3/15/2008                                                  7,950                     7,791
                                                                                  ----------------

Pharmacy Services (0.73%)
Omnicare Inc
6.13%, 6/ 1/2013                                                 12,350                    11,887
                                                                                  ----------------

Semiconductor Component - Integrated Circuits (0.79%)
Jazz Technologies Inc
8.00%, 12/31/2011 (d)(e)                                         13,500                    12,994
                                                                                  ----------------

Therapeutics (1.59%)
Cell Therapeutics Inc
4.00%, 7/ 1/2010                                                  7,350                     4,566
CV Therapeutics Inc
3.25%, 8/16/2013 (b)                                              9,500                     7,481
2.00%, 5/16/2023                                                 16,500                    13,881
                                                                                  ----------------
                                                                                           25,928
                                                                                  ----------------
TOTAL CONVERTIBLE BONDS                                                        $           94,302
                                                                                  ----------------
SHORT TERM INVESTMENTS (1.75%)
Repurchase Agreements (1.75%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                           28,539                    28,539
(collateralized by U.S.
Government Agency Issues; $29,395,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                  ----------------

TOTAL SHORT TERM INVESTMENTS                                                   $           28,539
                                                                                  ----------------
MONEY MARKET FUNDS (15.57%)
Money Center Banks (15.57%)
BNY Institutional Cash Reserve Fund (h)                         253,912                   253,912
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                       $          253,912
                                                                                  ----------------
Total Investments                                                              $        1,858,949
Liabilities in Excess of Other Assets, Net - (13.99)%                                   (228,201)
                                                                                  ----------------
TOTAL NET ASSETS - 100.00%                                                     $        1,630,748
                                                                                  ================
                                                                                  ----------------

                                                                                  ================

(a)  Affiliated Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Non-Income Producing Security

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $48,308 or 2.96% of net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $423,434 or 25.97% of net assets.

(f)  Security is Illiquid

(g)  Variable Rate

(h)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $           93,673
Unrealized Depreciation                                            (17,627)
                                                            ----------------
Net Unrealized Appreciation (Depreciation)                           76,046
Cost for federal income tax purposes                              1,782,903
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ ---------- ----------------
Sector                                                              Percent
------------------------------------------------ ---------- ----------------
Financial                                                            36.75%
Consumer, Non-cyclical                                               23.85%
Consumer, Cyclical                                                   16.15%
Energy                                                                9.61%
Industrial                                                            7.23%
Communications                                                        7.20%
Utilities                                                             5.65%
Government                                                            3.75%
Technology                                                            2.85%
Basic Materials                                                       0.95%
Liabilities in Excess of Other Assets, Net                        (-13.99%)
                                                            ----------------
TOTAL NET ASSETS                                                    100.00%
                                                            ================


Affiliated Securities

                    October 31, 2006                                Purchases                                 Sales
             --------------------------------            --------------------------------            ------------------------
                    Shares                         Cost (000)                         Shares                           Cost
                                                                                                                       (000)
             ---------------------            ---------------------            ---------------------                   ------
New Flyer               1,101,400          $                 8,544                          850,000                 $  6,643
Industries
Inc
                                              ---------------------                                                    ------
                                           $                 8,544                                                  $  6,643
                                              =====================                                                    ======


Affiliated Securities

                      April 30, 2007
                 -------------------------
                     Shares                 Proceeds (000)                Shares                  Cost (000)

                 ----------------          -----------------         -----------------          ----------------
New Flyer                      -        $                 -                 1,951,400        $           15,187
Industries
Inc
                                           -----------------                                    ----------------
                                        $                 -                                  $           15,187
                                           =================                                    ================

                              Income Distribution from            Realized Gain/Loss               Realized Gain/Loss
                                                                                                          from
                             Other Investment Companies             on Investments                  Other Investment
                                        000's                           000's                           Companies
                                                                                                          000's
                             ----------------------------         -----------------------          --------------------

New Flyer Industries Inc  $                          803         $                     -        $                    -
                             ----------------------------         -----------------------          --------------------
                          $                          803         $                     -        $                    -
                             ============================         =======================          ====================


Schedule of Investments

April 30, 2007 (unaudited)
Income Fund

                                                                 Shares                Value (000's)
                                                                    Held
COMMON STOCKS (0.23%)
Cable TV (0.22%)
Time Warner Cable Inc (a)                                            72,693        $            2,676
                                                                                      ----------------

Special Purpose Entity (0.01%)
Adelphia Recovery Trust (a)(b)                                      658,739                       132
                                                                                      ----------------
TOTAL COMMON STOCKS                                                                $            2,808
                                                                                      ----------------
                                                                 Principal
                                                                 Amount                Value (000's)
                                                                  (000's)
BONDS (61.94%)
Aerospace & Defense (0.30%)
Lockheed Martin Corp
7.75%, 5/ 1/2026                                                      3,000                     3,637
                                                                                      ----------------

Cable TV (1.89%)
Comcast Cable Communications LLC
6.20%, 11/15/2008                                                       550                       558
7.13%, 6/15/2013                                                      7,000                     7,618
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013                                                      2,000                     2,244
COX Communications Inc
6.75%, 3/15/2011                                                      8,000                     8,419
6.45%, 12/ 1/2036 (c)                                                 4,000                     4,037
Frontiervision
0.00%, 10/15/2006 (a)                                                 2,000                       140
0.00%, 9/15/2007 (a)(b)                                               2,500                         -
                                                                                      ----------------
                                                                                               23,016
                                                                                      ----------------
Casino Hotels (2.24%)
155 East Tropicana LLC/155 East Tropica
8.75%, 4/ 1/2012 (d)                                                  4,250                     4,037
Caesars Entertainment Inc
7.50%, 9/ 1/2009                                                      1,500                     1,558
Harrah's Operating Co Inc
6.50%, 6/ 1/2016                                                      6,000                     5,355
Mandalay Resort Group
10.25%, 8/ 1/2007                                                     3,000                     3,030
7.00%, 11/15/2036                                                     5,000                     5,113
Riviera Holdings Corp
11.00%, 6/15/2010                                                     7,900                     8,236
                                                                                      ----------------
                                                                                               27,329
                                                                                      ----------------
Casino Services (0.98%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012                                                     12,000                    11,940
                                                                                      ----------------

Cellular Telecommunications (0.70%)
Vodafone Group PLC
7.75%, 2/15/2010                                                      8,000                     8,527
                                                                                      ----------------

Commercial Banks (0.97%)
BB&T Corp
7.25%, 6/15/2007                                                        690                       691

Commercial Banks
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                      5,000                     5,237
4.95%, 10/30/2014                                                     6,000                     5,870
                                                                                      ----------------
                                                                                               11,798
                                                                                      ----------------
Containers - Paper & Plastic (0.33%)
Sealed Air Corp
5.63%, 7/15/2013 (c)                                                  4,000                     4,017
                                                                                      ----------------

Cruise Lines (1.04%)
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                      4,000                     4,391
6.88%, 12/ 1/2013                                                     6,000                     6,159
7.25%, 3/15/2018 (d)                                                  2,000                     2,071
                                                                                      ----------------
                                                                                               12,621
                                                                                      ----------------
Electric - Integrated (10.68%)
Arizona Public Service Co
6.50%, 3/ 1/2012                                                      5,000                     5,212
Dominion Resources Inc/VA
5.00%, 3/15/2013                                                     10,000                     9,796
Florida Power Corp
5.90%, 3/ 1/2033                                                      8,000                     8,037
Illinois Power Co
7.50%, 6/15/2009                                                      9,000                     9,255
Metropolitan Edison Co
4.95%, 3/15/2013                                                      7,000                     6,798
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                    13,000                    13,748
Nisource Finance Corp
6.15%, 3/ 1/2013                                                      5,000                     5,136
5.40%, 7/15/2014                                                      5,000                     4,916
5.25%, 9/15/2017                                                      2,000                     1,904
Ohio Edison Co
5.45%, 5/ 1/2015                                                      5,000                     4,981
Ohio Power Co
5.50%, 2/15/2013                                                      5,000                     5,036
Pacific Gas & Electric Co
4.20%, 3/ 1/2011                                                     10,250                     9,944
Pacificorp
4.95%, 8/15/2014                                                      7,500                     7,329
5.25%, 6/15/2035                                                      5,000                     4,599
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                     5,000                     5,194
Public Service Co of New Mexico
4.40%, 9/15/2008                                                      2,000                     1,974
Southwestern Electric Power Co
5.38%, 4/15/2015                                                      6,500                     6,456
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                      6,845                     6,945
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                      1,000                       998
7.00%, 9/ 1/2022                                                     11,000                    11,879
                                                                                      ----------------
                                                                                              130,137
                                                                                      ----------------
Electronics - Military (0.10%)
Loral Corp
7.63%, 6/15/2025                                                      1,000                     1,178
                                                                                      ----------------


Finance - Commercial (0.71%)
CIT Group Holdings Inc
5.40%, 1/30/2016                                                      7,000                     6,772
CIT Group Inc
5.00%, 2/ 1/2015                                                      2,000                     1,910
                                                                                      ----------------
                                                                                                8,682
                                                                                      ----------------
Finance - Consumer Loans (0.53%)
American General Finance Corp
4.63%, 5/15/2009                                                      6,500                     6,434
                                                                                      ----------------

Finance - Credit Card (0.63%)
FIA Card Services NA
7.13%, 11/15/2012                                                     5,000                     5,458
MBNA Corp
7.50%, 3/15/2012                                                      2,000                     2,200
                                                                                      ----------------
                                                                                                7,658
                                                                                      ----------------
Finance - Investment Banker & Broker (6.09%)
Citigroup Inc
5.85%, 8/ 2/2016 (d)                                                 12,000                    12,418
Goldman Sachs Group Inc/The
6.60%, 1/15/2012                                                     10,000                    10,559
5.35%, 1/15/2016                                                      2,000                     1,974
Jefferies Group Inc
7.75%, 3/15/2012                                                      7,500                     8,188
6.25%, 1/15/2036                                                      5,000                     4,850
JPMorgan Chase & Co
5.13%, 9/15/2014                                                     12,000                    11,865
Merrill Lynch & Co Inc
6.00%, 2/17/2009                                                      5,000                     5,071
5.00%, 1/15/2015 (d)                                                  3,000                     2,924
6.50%, 7/15/2018                                                      2,000                     2,160
6.75%, 6/ 1/2028                                                      2,000                     2,175
Morgan Stanley
4.75%, 4/ 1/2014                                                      5,000                     4,788
6.25%, 8/ 9/2026                                                      7,000                     7,237
                                                                                      ----------------
                                                                                               74,209
                                                                                      ----------------
Finance - Leasing Company (0.07%)
DVI Inc
0.00%, 2/ 1/2004 (a)(b)(e)                                              400                        40
9.88%, 2/ 1/2004 (a)(b)(e)                                            8,125                       823
                                                                                      ----------------
                                                                                                  863
                                                                                      ----------------
Finance - Other Services (0.86%)
SB Treasury Co LLC
9.40%, 12/29/2049 (c)(f)                                             10,000                    10,438
                                                                                      ----------------

Food - Miscellaneous/Diversified (0.89%)
Corn Products International Inc
8.45%, 8/15/2009                                                     10,200                    10,837
                                                                                      ----------------

Food - Retail (0.85%)
Fred Meyer Inc
7.45%, 3/ 1/2008                                                      5,000                     5,083
Safeway Inc
7.50%, 9/15/2009                                                      5,000                     5,248
                                                                                      ----------------
                                                                                               10,331
                                                                                      ----------------

Forestry (0.13%)
Weyerhaeuser Co
7.38%, 3/15/2032                                                      1,500                     1,586
                                                                                      ----------------

Gas - Distribution (0.76%)
Sempra Energy
6.00%, 2/ 1/2013                                                      9,000                     9,303
                                                                                      ----------------

Investment Management & Advisory Services (0.25%)
Legg Mason Inc
6.75%, 7/ 2/2008                                                      3,000                     3,036
                                                                                      ----------------

Medical - Drugs (0.51%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011                                                     6,250                     6,219
                                                                                      ----------------

Medical - Hospitals (1.58%)
HCA Inc
9.25%, 11/15/2016 (c)                                                 6,000                     6,540
7.50%, 11/ 6/2033 (d)                                                 1,700                     1,466
Tenet Healthcare Corp
6.38%, 12/ 1/2011 (d)                                                12,000                    11,280
                                                                                      ----------------
                                                                                               19,286

                                                                                      ----------------
Medical - Wholesale Drug Distribution (0.86%)
Cardinal Health Inc
6.75%, 2/15/2011                                                     10,000                    10,526
                                                                                      ----------------

Metal - Diversified (1.02%)
Falconbridge Ltd
6.00%, 10/15/2015                                                    12,000                    12,417
                                                                                      ----------------

Money Center Banks (0.08%)
BankAmerica Corp/Old
6.63%, 8/ 1/2007                                                      1,000                     1,003
                                                                                      ----------------

Multi-Line Insurance (0.49%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (c)                                                  6,000                     5,958
                                                                                      ----------------

Multimedia (1.20%)
Historic TW Inc
9.15%, 2/ 1/2023                                                      5,260                     6,612
News America Inc
6.40%, 12/15/2035                                                     8,000                     8,062
                                                                                      ----------------
                                                                                               14,674
                                                                                      ----------------
Non-Hazardous Waste Disposal (1.48%)
Allied Waste North America Inc
7.88%, 4/15/2013                                                      1,000                     1,045
7.25%, 3/15/2015 (d)                                                  9,000                     9,247
Waste Management Inc
7.13%, 10/ 1/2007                                                       495                       498
6.88%, 5/15/2009                                                      3,450                     3,559
7.38%, 8/ 1/2010                                                      3,500                     3,714
                                                                                      ----------------
                                                                                               18,063

                                                                                      ----------------

Oil - Field Services (0.77%)
Hanover Compressor Co
8.63%, 12/15/2010                                                     9,000                     9,382
                                                                                      ----------------

Oil Company - Integrated (1.12%)
Petro-Canada
4.00%, 7/15/2013                                                      3,000                     2,769
9.25%, 10/15/2021                                                     8,500                    10,918
                                                                                      ----------------
                                                                                               13,687
                                                                                      ----------------
Oil Refining & Marketing (1.52%)
Enterprise Products Operating LP
6.38%, 2/ 1/2013                                                      6,000                     6,258
Tesoro Corp
6.25%, 11/ 1/2012                                                    12,000                    12,240
                                                                                      ----------------
                                                                                               18,498
                                                                                      ----------------
Physical Therapy & Rehabilitation Centers (0.76%)
Healthsouth Corp
10.75%, 6/15/2016 (c)                                                 8,500                     9,265
                                                                                      ----------------

Pipelines (3.21%)
Consolidated Natural Gas Co
6.85%, 4/15/2011                                                      7,500                     7,924
El Paso Natural Gas Co
7.50%, 11/15/2026                                                    10,000                    11,357
Energy Maintenance Services Group LLC
11.50%, 3/ 1/2014 (b)(e)                                              7,149                     7,381
Energy Maintenance Services Group LLC - Rights
0.00%, 3/ 1/2014 (b)(e)                                                   2                         -
Express Pipeline LP
7.39%, 12/31/2017 (c)                                                 4,844                     5,163
Southern Natural Gas Co
8.00%, 3/ 1/2032                                                      4,000                     4,816
Tennessee Gas Pipeline Co
8.38%, 6/15/2032                                                      2,000                     2,498
                                                                                      ----------------
                                                                                               39,139
                                                                                      ----------------
Publishing - Books (0.86%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011                                                     10,000                    10,522
                                                                                      ----------------

Regional Banks (1.51%)
Bank of America Corp
5.42%, 3/15/2017 (c)                                                  5,000                     4,973
6.80%, 3/15/2028                                                        670                       742
Bank One Corp
10.00%, 8/15/2010                                                       400                       453
FleetBoston Financial Corp
6.88%, 1/15/2028 (d)                                                    995                     1,112
PNC Institutional Capital Trust B
8.32%, 5/15/2027 (c)                                                    500                       522
Wells Fargo & Co
4.63%, 4/15/2014                                                     11,000                    10,564
                                                                                      ----------------
                                                                                               18,366
                                                                                      ----------------
Reinsurance (0.20%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014                                                      2,500                     2,495
                                                                                      ----------------


REITS - Diversified (0.25%)
Franchise Finance Corp of America
7.07%, 1/15/2008                                                      3,000                     3,030
                                                                                      ----------------

REITS - Healthcare (3.37%)
Health Care Property Investors Inc
6.45%, 6/25/2012 (d)                                                  3,000                     3,105
6.00%, 3/ 1/2015                                                      1,750                     1,758
7.07%, 6/ 8/2015                                                      2,250                     2,392
Health Care REIT Inc
7.50%, 8/15/2007                                                      1,500                     1,507
6.00%, 11/15/2013                                                     8,000                     8,122
6.20%, 6/ 1/2016                                                      3,000                     3,059
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011                                                      7,500                     8,153
5.13%, 4/ 1/2014                                                      1,000                       964
Nationwide Health Properties Inc
6.00%, 5/20/2015                                                     12,000                    11,977
                                                                                      ----------------
                                                                                               41,037
                                                                                      ----------------
REITS - Office Property (0.82%)
Arden Realty LP
5.20%, 9/ 1/2011                                                      3,000                     3,014
5.25%, 3/ 1/2015                                                      7,000                     6,971
                                                                                      ----------------
                                                                                                9,985
                                                                                      ----------------
REITS - Shopping Centers (0.81%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010                                                     10,000                     9,815
                                                                                      ----------------

REITS - Storage (0.76%)
Shurgard Storage Centers LLC
5.88%, 3/15/2013                                                      9,000                     9,222
                                                                                      ----------------

Retail - Regional Department Store (0.55%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (d)                                                6,000                     6,742
                                                                                      ----------------

Sovereign (0.41%)
Brazilian Government International Bond
9.25%, 10/22/2010                                                     2,750                     3,090
8.75%, 2/ 4/2025                                                      1,500                     1,968
                                                                                      ----------------
                                                                                                5,058
                                                                                      ----------------
Special Purpose Entity (1.89%)
CCM Merger Inc
8.00%, 8/ 1/2013 (c)                                                 11,000                    11,138
CDX North America High Yield
7.63%, 6/29/2012 (c)(d)                                              12,000                    11,947
                                                                                      ----------------
                                                                                               23,085
                                                                                      ----------------
Telecommunication Equipment - Fiber Optics (1.01%)
Corning Inc
5.90%, 3/15/2014                                                     12,000                    12,295
                                                                                      ----------------

Telecommunication Services (1.53%)
Qwest Corp
8.88%, 3/15/2012 (f)                                                  8,000                     8,840
TELUS Corp
8.00%, 6/ 1/2011                                                      9,000                     9,833
                                                                                      ----------------
                                                                                               18,673
                                                                                      ----------------

Telephone - Integrated (0.44%)
Deutsche Telekom International Finance
8.00%, 6/15/2010 (f)                                                  5,000                     5,410
                                                                                      ----------------

Toys (0.09%)
Mattel Inc
7.30%, 6/13/2011                                                      1,000                     1,060
                                                                                      ----------------

Transport - Rail (0.82%)
Norfolk Southern Corp
6.20%, 4/15/2009                                                      5,000                     5,081
Union Pacific Corp
3.88%, 2/15/2009                                                      5,000                     4,890
                                                                                      ----------------
                                                                                                9,971
                                                                                      ----------------
Transport - Services (1.02%)
Trailer Bridge Inc
9.25%, 11/15/2011                                                    12,000                    12,375
                                                                                      ----------------
TOTAL BONDS                                                                        $          754,835
                                                                                      ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (32.70%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.40%)
Freddie Mac Gold Pool
6.50%, 1/ 1/2029                                                        473                       488
                                                                                      ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                              $          398,584
                                                                                      ----------------
CONVERTIBLE BONDS (0.74%)
Containers - Paper & Plastic (0.62%)
Sealed Air Corp
3.00%, 6/30/2033 (c)(f)                                               7,250                     7,604
                                                                                      ----------------

Oil - Field Services (0.12%)
Hanover Compressor Co
4.75%, 3/15/2008                                                      1,500                     1,470
                                                                                      ----------------
TOTAL CONVERTIBLE BONDS                                                            $            9,074
                                                                                      ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (32.70%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.40%)
5.50%, 11/ 1/2017                                                     4,927                     4,946
5.50%, 1/ 1/2018                                                      1,904                     1,911
5.00%, 4/ 1/2018                                                      9,142                     9,040
5.00%, 9/ 1/2019                                                     13,368                    13,198
6.50%, 5/ 1/2029                                                        540                       558
6.50%, 6/ 1/2029                                                      1,735                     1,791
6.50%, 8/ 1/2029                                                        512                       529
6.00%, 3/ 1/2031                                                        457                       464
5.50%, 5/ 1/2031                                                      2,079                     2,061
7.00%, 1/ 1/2032                                                        690                       718
6.00%, 5/ 1/2032                                                      2,339                     2,372
5.00%, 5/ 1/2033                                                     15,602                    15,118
4.50%, 8/ 1/2033                                                     37,833                    35,675
5.50%, 6/ 1/2035                                                     20,399                    20,198
5.00%, 11/ 1/2035                                                    18,154                    17,562
5.50%, 1/ 1/2036                                                     22,736                    22,512
5.00%, 2/ 1/2036                                                     20,475                    19,806
5.50%, 4/ 1/2036                                                     18,981                    18,776
                                                                                      ----------------
                                                                                              187,723
                                                                                      ----------------
Federal National Mortgage Association (FNMA) (7.88%)
7.63%, 2/ 1/2010                                                      8,000                     8,388
7.45%, 6/ 1/2016                                                        183                       197
5.00%, 1/ 1/2018                                                      5,234                     5,173

Federal National Mortgage Association (FNMA)
4.00%, 9/ 1/2018                                                     21,825                    20,723
4.00%, 10/ 1/2018                                                    10,675                    10,136
6.50%, 9/ 1/2028                                                        157                       162
6.50%, 11/ 1/2028                                                       165                       170
7.00%, 1/ 1/2030                                                         51                        54
6.50%, 5/ 1/2031                                                        551                       568
6.00%, 4/ 1/2032                                                      1,392                     1,410
6.50%, 4/ 1/2032                                                      1,667                     1,717
6.50%, 5/ 1/2032                                                      1,558                     1,606
5.00%, 10/ 1/2032                                                     3,941                     3,817
5.50%, 3/ 1/2033                                                      5,574                     5,527
5.50%, 6/ 1/2033                                                     17,663                    17,519
5.50%, 2/ 1/2035                                                     19,117                    18,930
                                                                                      ----------------
                                                                                               96,097
                                                                                      ----------------
Government National Mortgage Association (GNMA) (0.30%)
7.00%, 6/20/2031                                                        371                       388
6.00%, 5/20/2032 (f)                                                  3,161                     3,211
                                                                                      ----------------
                                                                                                3,599
                                                                                      ----------------
U.S. Treasury (9.12%)
4.25%, 8/15/2014 (d)                                                 23,000                    22,534
5.13%, 5/15/2016 (d)                                                 18,000                    18,656
5.38%, 2/15/2031 (d)                                                 37,000                    39,630
4.50%, 2/15/2036 (d)                                                 32,000                    30,345
                                                                                      ----------------
                                                                                              111,165
                                                                                      ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                              $          398,584
                                                                                      ----------------
SHORT TERM INVESTMENTS (3.67%)
Repurchase Agreements (3.67%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                               44,681                    44,681
(collateralized by U.S.
Government Agency Issues; $46,021,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                      ----------------

TOTAL SHORT TERM INVESTMENTS                                                       $           44,681
                                                                                      ----------------
MONEY MARKET FUNDS (10.67%)
Money Center Banks (10.67%)
BNY Institutional Cash Reserve Fund (g)                             130,033                   130,033
                                                                                      ----------------
TOTAL MONEY MARKET FUNDS                                                           $          130,033
                                                                                      ----------------
Total Investments                                                                  $        1,340,015
Liabilities in Excess of Other Assets, Net - (9.95)%                                        (121,264)
                                                                                      ----------------
TOTAL NET ASSETS - 100.00%                                                         $        1,218,751
                                                                                      ================
                                                                                      ----------------

                                                                                      ================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,376 or 0.69% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $81,602 or 6.70% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Security is Illiquid

(f)  Variable Rate

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $           21,446
Unrealized Depreciation                                             (21,296)
                                                             ----------------
Net Unrealized Appreciation (Depreciation)                               150
Cost for federal income tax purposes                               1,339,865
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ -- -------- ----------------
Sector                                                               Percent
------------------------------------------------ -- -------- ----------------
Financial                                                             34.62%
Mortgage Securities                                                   23.58%
Utilities                                                             11.44%
Government                                                             9.54%
Communications                                                         7.86%
Energy                                                                 6.74%
Consumer, Non-cyclical                                                 5.45%
Consumer, Cyclical                                                     4.90%
Industrial                                                             4.67%
Basic Materials                                                        1.15%
Liabilities in Excess of Other Assets, Net                          (-9.95%)
                                                             ----------------
TOTAL NET ASSETS                                                     100.00%
                                                             ================

Schedule of Investments

April 30, 2007 (unaudited)
Inflation Protection Fund
                                                                 Principal
                                                                 Amount                Value (000's)
                                                                  (000's)
BONDS (69.13%)
Advertising Services (0.31%)
Advanstar Communications Inc
10.75%, 8/15/2010                                             $       1,200        $            1,305
                                                                                      ----------------

Apparel Manufacturers (0.17%)
Levi Strauss & Co
12.25%, 12/15/2012                                                      650                       710
                                                                                      ----------------

Appliances (0.12%)
Whirlpool Corp
5.85%, 6/15/2009 (a)                                                    500                       500
                                                                                      ----------------

Asset Backed Securities (9.94%)
Ameriquest Mortgage Securities Inc
5.63%, 4/25/2034 (a)(b)                                                 380                       381
Argent Securities Inc
5.44%, 4/25/2036 (a)(b)                                               1,000                       999
5.47%, 7/25/2036 (a)(b)                                               3,000                     2,994
Carrington Mortgage Loan Trust
5.55%, 12/25/2035 (a)(b)                                                693                       693
5.60%, 12/25/2035 (a)                                                   250                       250
Citigroup Mortgage Loan Trust Inc
5.47%, 7/25/2035 (a)(b)                                                 900                       900
5.47%, 3/25/2037 (a)(b)                                               2,000                     2,000
Countrywide Asset-Backed Certificates
6.45%, 12/25/2032 (a)                                                   123                       123
5.52%, 7/25/2035 (a)                                                     85                        85
5.69%, 2/25/2036 (a)                                                    600                       601
5.57%, 3/25/2036 (a)(b)                                               2,000                     2,002
5.57%, 4/25/2036 (a)(b)                                               6,000                     6,005
5.59%, 5/25/2036 (a)(b)                                                 239                       239
5.82%, 2/25/2037 (a)                                                  3,000                     3,007
5.49%, 6/25/2037 (a)                                                  2,000                     1,997
First Franklin Mortgage Loan Asset Backed Certificates
5.56%, 11/25/2035 (a)(b)                                              1,500                     1,502
First Horizon Asset Back Trust
5.45%, 10/25/2026 (a)(b)                                                904                       903
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                               1,150                     1,146
GMAC Mortgage Corp Loan Trust
5.53%, 11/25/2036 (a)(b)                                              1,500                     1,499
Indymac Residential Asset Backed Trust
5.51%, 4/25/2037 (a)(b)                                               4,300                     4,301
JP Morgan Mortgage Acquisition Corp
5.45%, 11/25/2036 (a)(b)                                              3,000                     3,000
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (a)                                                    200                       200
5.49%, 12/25/2036 (a)                                                 2,200                     2,188
Merrill Lynch Mortgage Investors Inc
5.55%, 2/25/2037 (a)                                                  2,000                     2,000
Morgan Stanley ABS Capital I
5.50%, 2/25/2036 (a)                                                  1,700                     1,701
Asset Backed Securities
SACO I Inc
5.46%, 9/25/2036 (a)(b)                                               1,195                     1,194
                                                                                      ----------------
                                                                                               41,910
                                                                                      ----------------
Auto - Car & Light Trucks (0.95%)
DaimlerChrysler NA Holding Corp
5.69%, 3/13/2009 (a)                                                  2,500                     2,505
5.77%, 3/13/2009 (a)(b)                                               1,500                     1,505
                                                                                      ----------------
                                                                                                4,010
                                                                                      ----------------
Automobile Sequential (0.09%)
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                  63                        64
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                        300                       301
                                                                                      ----------------
                                                                                                  365
                                                                                      ----------------
Brewery (0.12%)
SABMiller PLC
5.65%, 7/ 1/2009 (a)(b)(c)                                              500                       501
                                                                                      ----------------

Building - Residential & Commercial (0.18%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                      750                       759
                                                                                      ----------------

Building Products - Cement & Aggregate (0.68%)
Martin Marietta Corp
5.51%, 4/30/2010 (a)                                                  2,850                     2,849
                                                                                      ----------------

Building Products - Wood (0.63%)
Masco Corp
5.65%, 3/12/2010 (a)                                                  2,665                     2,670
                                                                                      ----------------

Cable TV (0.40%)
Comcast Cable Communications LLC
8.38%, 5/ 1/2007                                                        185                       185
Comcast Corp
5.66%, 7/14/2009 (a)(b)                                                 500                       501
COX Communications Inc
5.91%, 12/14/2007 (a)(b)                                                500                       501
CSC Holdings Inc
7.88%, 12/15/2007                                                       500                       506
                                                                                      ----------------
                                                                                                1,693
                                                                                      ----------------
Cellular Telecommunications (1.47%)
America Movil SAB de CV
5.45%, 6/27/2008 (a)(b)(c)                                              750                       750
Nextel Partners Inc
8.13%, 7/ 1/2011                                                      2,295                     2,395
Rogers Wireless Inc
8.48%, 12/15/2010 (a)                                                   500                       510
US Unwired Inc
10.00%, 6/15/2012                                                       500                       545
Vodafone Group PLC
5.64%, 2/27/2012 (a)(b)                                               2,000                     2,003
                                                                                      ----------------
                                                                                                6,203
                                                                                      ----------------
Chemicals - Diversified (0.05%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                       200                       211
                                                                                      ----------------


Chemicals - Specialty (0.49%)
Millennium America Inc
9.25%, 6/15/2008                                                      1,500                     1,553
Rhodia SA
8.88%, 6/ 1/2011                                                        500                       522
                                                                                      ----------------
                                                                                                2,075
                                                                                      ----------------
Commercial Banks (0.26%)
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                   100                       104
ICICI Bank Ltd
5.90%, 1/12/2010 (a)(c)                                                 500                       502
VTB Capital SA for Vneshtorgbank
5.96%, 8/ 1/2008 (a)(c)                                                 500                       501
                                                                                      ----------------
                                                                                                1,107
                                                                                      ----------------
Computers - Memory Devices (0.48%)
Seagate Technology HDD Holdings
6.19%, 10/ 1/2009 (a)                                                 2,000                     2,005
                                                                                      ----------------

Containers - Metal & Glass (0.53%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                      1,152                     1,175
8.75%, 11/15/2012                                                     1,000                     1,054
                                                                                      ----------------
                                                                                                2,229
                                                                                      ----------------
Credit Card Asset Backed Securities (0.47%)
American Express Credit Account Master
5.43%, 9/15/2014 (a)(b)                                               1,000                       999
GE Capital Credit Card Master Note Trust
5.50%, 3/15/2015 (a)(d)                                               1,000                       999
                                                                                      ----------------
                                                                                                1,998
                                                                                      ----------------
Diversified Financial Services (0.71%)
General Electric Capital Corp
5.47%, 4/10/2012 (a)(b)                                               3,000                     3,000
                                                                                      ----------------

Drug Delivery Systems (0.95%)
Hospira Inc
5.83%, 3/30/2010 (a)                                                  4,000                     4,012
                                                                                      ----------------

Electric - Integrated (1.71%)
Appalachian Power Co
5.68%, 6/29/2007 (a)                                                    305                       305
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                      1,000                       984
Entergy Gulf States Inc
5.76%, 12/ 1/2009 (a)                                                   200                       200
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                   175                       181
Midamerican Energy Holdings Co
7.63%, 10/15/2007                                                       315                       318
Nevada Power Co
9.00%, 8/15/2013                                                      1,000                     1,076
Ohio Power Co
5.53%, 4/ 5/2010 (a)                                                  1,535                     1,536
TXU Electric Delivery Co
5.73%, 9/16/2008 (a)(c)                                               1,600                     1,600
TXU Energy Co LLC
5.85%, 9/16/2008 (a)(c)                                               1,000                     1,000
                                                                                      ----------------
                                                                                                7,200
                                                                                      ----------------

Electronic Components - Miscellaneous (0.12%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                        500                       498
                                                                                      ----------------

Electronic Components - Semiconductors (0.30%)
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (c)                                                  1,250                     1,250
                                                                                      ----------------

Finance - Auto Loans (0.17%)
Ford Motor Credit Co
6.18%, 9/28/2007 (a)                                                    700                       700
                                                                                      ----------------

Finance - Commercial (2.11%)
CIT Group Inc
5.59%, 4/27/2011 (a)                                                  1,000                       995
5.64%, 7/28/2011 (a)(b)                                                 800                       794
5.61%, 2/13/2012 (a)                                                  1,500                     1,489
6.10%, 3/15/2067                                                        120                       116
Textron Financial Corp
5.49%, 2/25/2011 (a)(b)                                               4,000                     3,995
Textron Financial Floorplan Master Note
5.64%, 5/13/2010 (a)(c)                                               1,500                     1,504
                                                                                      ----------------
                                                                                                8,893
                                                                                      ----------------
Finance - Consumer Loans (1.32%)
American General Finance Corp
5.64%, 8/17/2011 (a)                                                    600                       603
HSBC Finance Corp
5.63%, 4/24/2012 (a)                                                  4,000                     4,002
SLM Corp
5.55%, 3/15/2011 (a)(b)                                               1,000                       952
                                                                                      ----------------
                                                                                                5,557

                                                                                      ----------------
Finance - Investment Banker & Broker (2.24%)
Bear Stearns Cos Inc/The
5.55%, 11/28/2011 (a)                                                 1,500                     1,498
Goldman Sachs Group Inc/The
5.55%, 3/ 2/2010 (a)(b)                                               1,000                     1,003
5.54%, 2/ 6/2012 (a)                                                  1,000                       999
Lehman Brothers Holdings Inc
5.59%, 1/12/2012 (a)                                                  1,000                     1,000
Merrill Lynch & Co Inc
5.56%, 11/ 1/2011 (a)                                                 2,950                     2,953
Morgan Stanley
5.60%, 1/ 9/2012 (a)                                                  1,000                     1,000
5.65%, 1/ 9/2014 (a)                                                  1,000                       998
                                                                                      ----------------
                                                                                                9,451
                                                                                      ----------------
Finance - Leasing Company (0.19%)
International Lease Finance Corp
5.58%, 5/24/2010 (a)                                                    800                       803
                                                                                      ----------------

Finance - Mortgage Loan/Banker (3.75%)
Countrywide Financial Corp
5.57%, 3/24/2009 (a)                                                    750                       749
Fannie Mae
3.22%, 2/17/2009 (a)                                                    200                       197
5.62%, 2/25/2018 (a)                                                    109                       109
5.62%, 3/25/2018 (a)(b)                                                 585                       585
5.62%, 10/25/2018 (a)(b)                                                793                       796
5.57%, 11/25/2022 (a)                                                   140                       141

Finance - Mortgage Loan/Banker
Fannie Mae (continued)
5.52%, 1/25/2023 (a)                                                    137                       138
5.72%, 6/25/2023 (a)(b)                                                 860                       866
5.72%, 2/25/2028 (a)                                                    316                       317
5.72%, 5/25/2030 (a)(b)                                                 652                       655
5.72%, 5/25/2031 (a)(b)                                                 849                       858
5.62%, 2/25/2032 (a)                                                    147                       148
5.52%, 4/25/2034 (a)(b)                                                 810                       810
5.57%, 3/25/2035 (a)(b)                                                 311                       312
5.54%, 4/25/2035 (a)(b)                                                 831                       832
Fannie Mae Grantor Trust
5.46%, 4/25/2035 (a)(b)                                                 258                       258
5.41%, 5/25/2035 (a)(b)                                                 121                       120
5.48%, 6/25/2035 (a)(b)                                                  60                        60
5.47%, 9/25/2035 (a)(b)                                                 750                       751
Fannie Mae Whole Loan
5.47%, 11/25/2033 (a)(b)                                                 24                        24
5.47%, 5/25/2035 (a)(b)                                                 139                       140
5.52%, 5/25/2035 (a)(b)                                                 135                       136
5.57%, 6/25/2044 (a)                                                     67                        67
5.77%, 2/25/2047 (a)(b)                                                 104                       105
Freddie Mac
5.62%, 5/15/2013 (a)(b)                                                 289                       289
5.62%, 5/15/2017 (a)(b)                                                 594                       596
5.62%, 2/15/2018 (a)(b)                                                 551                       552
5.62%, 6/15/2018 (a)(b)                                                 613                       615
5.57%, 3/15/2023 (a)(b)                                                 329                       328
5.77%, 6/15/2023 (a)                                                    128                       129
5.72%, 7/15/2023 (a)                                                    275                       276
5.67%, 7/15/2028 (a)(b)                                                 753                       755
5.72%, 1/15/2030 (a)(b)                                                 791                       796
5.67%, 2/15/2030 (a)                                                     55                        55
5.52%, 4/15/2030 (a)                                                    172                       172
5.67%, 5/15/2030 (a)                                                    132                       132
5.72%, 9/15/2033 (a)(b)                                                 452                       455
5.62%, 10/15/2034 (a)                                                   269                       269
Ginnie Mae
1.83%, 10/16/2012 (a)                                                 4,838                       203
5.67%, 10/20/2031 (a)                                                   276                       277
Residential Capital LLC
6.73%, 6/29/2007 (a)                                                    250                       250
5.84%, 6/ 9/2008 (a)                                                    500                       497
                                                                                      ----------------
                                                                                               15,820
                                                                                      ----------------
Finance - Other Services (0.32%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                        275                       290
Beaver Valley II Funding
8.63%, 6/ 1/2007                                                        545                       546
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)                                                500                       525
                                                                                      ----------------
                                                                                                1,361

                                                                                      ----------------
Food - Miscellaneous/Diversified (0.24%)
General Mills Inc
5.48%, 1/22/2010 (a)(b)                                               1,000                     1,001
                                                                                      ----------------


Food - Retail (0.06%)
Safeway Inc
7.00%, 9/15/2007 (b)                                                    235                       236
                                                                                      ----------------

Home Equity - Other (3.63%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                               1,000                       999
Asset Backed Securities Corp Home Equity
5.42%, 7/25/2036 (a)(b)                                               2,000                     1,999
Bear Stearns Asset Backed Securities Inc
5.48%, 8/25/2036 (a)(b)                                                 400                       399
5.53%, 4/25/2037 (a)(b)(d)                                            4,000                     4,000
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (a)                                                 1,000                     1,001
First NLC Trust
5.55%, 12/25/2035 (a)                                                   229                       229
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                       500                       500
HSI Asset Securitization Corp Trust
5.46%, 1/25/2037 (a)(b)                                               2,000                     1,999
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)(b)                                                 311                       311
Option One Mortgage Loan Trust
6.32%, 2/25/2035 (a)                                                    100                       100
5.77%, 3/25/2037 (a)                                                  2,000                     2,005
Residential Asset Securities Corp
5.76%, 10/25/2033 (a)                                                    18                        18
5.51%, 5/25/2034 (a)(b)                                                  37                        37
5.52%, 5/25/2035 (a)                                                    101                       101
Soundview Home Equity Loan Trust
5.50%, 3/25/2036 (a)(b)                                               1,000                     1,000
Wells Fargo Home Equity Trust
5.61%, 10/25/2035 (a)(c)                                                587                       587
                                                                                      ----------------
                                                                                               15,285
                                                                                      ----------------
Home Equity - Sequential (0.15%)
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036                                                        615                       614
                                                                                      ----------------

Hotels & Motels (0.06%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007 (b)                                                    255                       255
                                                                                      ----------------

Independent Power Producer (0.53%)
Reliant Energy Inc
9.25%, 7/15/2010                                                      2,150                     2,255
                                                                                      ----------------

Insurance Brokers (0.12%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)(b)                                                 500                       500
                                                                                      ----------------

Investment Companies (0.24%)
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (a)(c)                                              1,000                     1,001
                                                                                      ----------------

Machinery - Farm (0.47%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                      1,900                     1,997
                                                                                      ----------------


Medical - Drugs (0.16%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)(c)                                                400                       410
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013 (a)(c)                                                250                       254
                                                                                      ----------------
                                                                                                  664
                                                                                      ----------------
Medical - HMO (0.08%)
WellPoint Inc
3.50%, 9/ 1/2007 (b)                                                    355                       353
                                                                                      ----------------

Medical - Wholesale Drug Distribution (0.24%)
Cardinal Health Inc
5.62%, 10/ 2/2009 (a)(b)(c)                                           1,000                     1,000
                                                                                      ----------------

Mortgage Backed Securities (20.02%)
Adjustable Rate Mortgage Trust
5.59%, 8/25/2036 (a)(b)                                               1,241                     1,246
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                                 590                       589
Banc of America Commercial Mortgage Inc
5.50%, 10/ 9/2009 (a)(b)(e)                                           4,000                     4,000
6.85%, 4/15/2036                                                        300                       317
5.31%, 10/10/2045 (a)                                                 1,000                     1,003
Banc of America Funding Corp
5.60%, 7/20/2036 (a)                                                  2,221                     2,225
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(c)                                               1,050                     1,052
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (a)(b)                                                799                       800
5.49%, 4/25/2037 (a)(d)                                               1,943                     1,941
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (a)                                                    215                       215
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                        691                       723
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (a)                                                  2,263                     2,268
5.57%, 5/20/2045 (a)                                                  1,706                     1,710
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.65%, 10/15/2048 (a)                                                39,510                       932
0.04%, 12/11/2049 (a)(c)                                             12,783                       121
0.56%, 12/11/2049 (a)(c)                                              8,170                       228
Countrywide Alternative Loan Trust
5.74%, 12/25/2035 (a)(b)                                                644                       646
5.49%, 6/25/2036 (a)(b)                                               3,000                     3,005
5.60%, 6/25/2036 (a)(b)                                               1,302                     1,307
5.38%, 11/25/2036 (a)                                                 1,269                     1,269
5.48%, 5/25/2037 (a)(e)                                               4,000                     4,000
5.58%, 7/25/2046 (a)(b)                                               2,100                     2,108
5.53%, 5/25/2047 (a)(d)                                               4,948                     4,944
Countrywide Asset-Backed Certificates
5.59%, 1/25/2036 (a)(b)                                                 250                       250
Countrywide Home Loan Mortgage Pass Through Certificates
5.52%, 4/25/2046 (a)(b)                                               1,244                     1,243
CS First Boston Mortgage Securities Corp
7.91%, 9/15/2041 (a)                                                  1,025                     1,085
G-Force LLC
5.62%, 12/25/2039 (a)(b)(c)                                           1,000                     1,000
Greenpoint Mortgage Funding Trust
5.63%, 10/25/2045 (a)                                                 1,418                     1,422

Mortgage Backed Securities
Greenwich Capital Commercial Funding Corp
0.51%, 3/10/2039 (a)(c)                                              54,872                     1,346
GSC Capital Corp Mortgage Trust
5.58%, 2/25/2036 (a)                                                    788                       791
GSR Mortgage Loan Trust
5.58%, 8/25/2046 (a)                                                    262                       263
Homebanc Mortgage Trust
5.66%, 1/25/2036 (a)(b)                                               1,265                     1,270
Impac CMB Trust
6.07%, 8/25/2033 (a)                                                     37                        37
5.81%, 10/25/2034 (a)                                                    90                        90
6.87%, 10/25/2034 (a)(b)                                                168                       169
5.63%, 4/25/2035 (a)                                                    405                       405
5.83%, 8/25/2035 (a)                                                    100                       101
5.97%, 8/25/2035 (a)                                                     85                        84
Impac Secured Assets CMN Owner Trust
5.49%, 9/25/2036 (a)                                                  1,500                     1,502
5.48%, 3/25/2037 (a)(b)                                               1,600                     1,595
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (a)                                                    211                       212
5.62%, 8/25/2035 (a)                                                    440                       442
5.50%, 1/25/2037 (a)                                                  1,460                     1,456
5.56%, 4/25/2037 (a)(d)                                               4,000                     4,000
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (a)(b)                                               1,460                     1,460
JP Morgan Chase Commercial Mortgage Securities
5.63%, 6/12/2041 (a)                                                  1,000                     1,013
5.30%, 5/15/2047 (a)                                                  1,000                     1,001
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                        960                       958
5.87%, 1/25/2037                                                      1,363                     1,365
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031                                                        390                       396
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (a)                                                    620                       634
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.06%, 7/12/2046 (a)                                                 17,289                       287
Morgan Stanley Capital I
5.48%, 8/15/2019 (a)(b)(c)                                              679                       679
5.92%, 12/20/2046 (a)(d)                                                200                       199
Residential Accredit Loans Inc
5.47%, 2/25/2037 (a)(b)(d)                                            3,896                     3,896
5.47%, 3/25/2047 (a)(b)                                               2,974                     2,974
Structured Asset Mortgage Investments I
5.55%, 5/25/2045 (a)                                                  1,136                     1,138
Wachovia Bank Commercial Mortgage Trust
0.67%, 12/15/2043 (a)(c)                                             27,519                     1,031
4.52%, 5/15/2044                                                      2,680                     2,631
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (a)(b)                                              1,196                     1,197
5.79%, 7/25/2044 (a)                                                    153                       153
5.69%, 1/25/2045 (a)(b)                                                 302                       302
5.70%, 11/25/2045 (a)(b)                                              2,000                     2,006
5.54%, 8/25/2046 (a)                                                  1,000                     1,004
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                                 863                       865

Mortgage Backed Securities
Washington Mutual Mortgage Pass Through Certificates
5.50%, 1/25/2047 (a)                                                  3,807                     3,804
                                                                                      ----------------
                                                                                               84,405
                                                                                      ----------------
Mortgage Securities (1.47%)
Ginnie Mae
4.51%, 10/16/2028 (a)(d)                                                800                       787
0.85%, 3/16/2047 (a)(d)                                               6,000                       393
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (a)(d)                                               5,000                     4,999
                                                                                      ----------------
                                                                                                6,179
                                                                                      ----------------
Multimedia (0.81%)
Time Warner Inc
6.15%, 5/ 1/2007                                                        350                       350
5.59%, 11/13/2009 (a)                                                 2,050                     2,054
Viacom Inc
5.70%, 6/16/2009 (a)                                                  1,025                     1,028
                                                                                      ----------------
                                                                                                3,432
                                                                                      ----------------
Office Automation & Equipment (0.09%)
Xerox Corp
6.10%, 12/18/2009 (a)                                                   400                       403
                                                                                      ----------------

Oil - Field Services (0.99%)
BJ Services Co
5.53%, 6/ 1/2008 (a)(b)                                               3,000                     3,002
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                    200                       201
8.75%, 9/ 1/2011                                                        955                       988
                                                                                      ----------------
                                                                                                4,191
                                                                                      ----------------
Oil & Gas Drilling (0.18%)
Transocean Inc
5.55%, 9/ 5/2008 (a)                                                    750                       750
                                                                                      ----------------

Oil Company - Exploration & Production (0.90%)
Anadarko Petroleum Corp
5.75%, 9/15/2009 (a)                                                    250                       251
Houston Exploration Co
7.00%, 6/15/2013                                                        500                       502
Louis Dreyfus Natural Gas
6.88%, 12/ 1/2007 (b)                                                   400                       403
Newfield Exploration Co
7.45%, 10/15/2007                                                     2,500                     2,516
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                        100                       104
                                                                                      ----------------
                                                                                                3,776
                                                                                      ----------------
Oil Refining & Marketing (0.20%)
Giant Industries Inc
11.00%, 5/15/2012                                                       300                       317
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                        500                       538
                                                                                      ----------------
                                                                                                  855
                                                                                      ----------------
Optical Supplies (0.14%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                       600                       603
                                                                                      ----------------


Paper & Related Products (0.12%)
Bowater Inc
8.35%, 3/15/2010 (a)                                                    500                       503
                                                                                      ----------------

Publishing - Periodicals (0.18%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                       100                       104
12.13%, 11/15/2012                                                      600                       654
                                                                                      ----------------
                                                                                                  758
                                                                                      ----------------
Real Estate Operator & Developer (0.05%)
First Industrial LP
7.60%, 5/15/2007 (b)                                                    200                       200
                                                                                      ----------------

Regional Banks (1.63%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (a)                                                  4,000                     3,960
Capital One Financial Corp
5.62%, 9/10/2009 (a)                                                  1,900                     1,905
Fleet Capital Trust II
7.92%, 12/11/2026                                                       500                       520
PNC Funding Corp
5.50%, 1/31/2012 (a)(b)                                                 500                       500
                                                                                      ----------------
                                                                                                6,885

                                                                                      ----------------
REITS - Diversified (0.53%)
iStar Financial Inc
5.90%, 3/16/2009 (a)                                                    725                       729
5.69%, 9/15/2009 (a)                                                    500                       501
5.69%, 3/ 9/2010 (a)                                                  1,000                     1,001
                                                                                      ----------------
                                                                                                2,231
                                                                                      ----------------
REITS - Healthcare (0.11%)
Health Care Property Investors Inc
5.80%, 9/15/2008 (a)                                                    250                       250
National Health Investors Inc
7.30%, 7/16/2007                                                        200                       200
                                                                                      ----------------
                                                                                                  450
                                                                                      ----------------
REITS - Office Property (0.24%)
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                        500                       501
HRPT Properties Trust
5.95%, 3/16/2011 (a)(b)                                                 500                       500
                                                                                      ----------------
                                                                                                1,001
                                                                                      ----------------
REITS - Warehouse & Industrial (0.12%)
Prologis
5.61%, 8/24/2009 (a)(b)                                                 500                       501
                                                                                      ----------------

Rental - Auto & Equipment (0.45%)
Erac USA Finance Co
5.60%, 4/30/2009 (a)(b)(c)                                            1,250                     1,253
5.61%, 8/28/2009 (a)(c)                                                 660                       662
                                                                                      ----------------
                                                                                                1,915
                                                                                      ----------------
Retail - Building Products (0.17%)
Home Depot Inc
5.47%, 12/16/2009 (a)(b)                                                700                       701
                                                                                      ----------------


Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
8.13%, 4/ 1/2027 (b)                                                    500                       514
                                                                                      ----------------

Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (a)(c)                                                250                       253
                                                                                      ----------------

Satellite Telecommunications (0.12%)
Intelsat Corp
6.38%, 1/15/2008                                                        525                       525
                                                                                      ----------------

Savings & Loans - Thrifts (0.83%)
Washington Mutual Bank/Henderson NV
5.56%, 2/ 4/2011 (a)                                                  1,000                     1,001
Washington Mutual Inc
5.66%, 1/15/2010 (a)(b)                                                 500                       501
5.49%, 4/24/2037 (a)(d)(e)                                            2,000                     2,000
                                                                                      ----------------
                                                                                                3,502

                                                                                      ----------------
Special Purpose Banks (0.25%)
Korea Development Bank
5.76%, 10/20/2009 (a)(b)                                                380                       382
5.49%, 4/ 3/2010 (a)                                                    665                       665
                                                                                      ----------------
                                                                                                1,047
                                                                                      ----------------
Special Purpose Entity (0.47%)
Sirens BV
7.31%, 4/13/2012 (a)(c)(d)                                            2,000                     2,000
                                                                                      ----------------

Steel - Producers (0.41%)
IPSCO Inc
8.75%, 6/ 1/2013                                                        426                       458
Steel Dynamics Inc
9.50%, 3/15/2009                                                        225                       230
United States Steel Corp
9.75%, 5/15/2010                                                      1,000                     1,050
                                                                                      ----------------
                                                                                                1,738
                                                                                      ----------------
Telecommunication Services (0.14%)
TELUS Corp
7.50%, 6/ 1/2007                                                        580                       581
                                                                                      ----------------

Telephone - Integrated (0.88%)
Deutsche Telekom International Finance BV
5.53%, 3/23/2009 (a)                                                    200                       200
LCI International Inc
7.25%, 6/15/2007                                                      1,750                     1,750
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                        250                       250
Telecom Italia Capital SA
5.97%, 7/18/2011 (a)                                                    800                       806
Telefonica Emisiones SAU
5.65%, 6/19/2009 (a)                                                    700                       703
                                                                                      ----------------
                                                                                                3,709
                                                                                      ----------------
Television (0.12%)
CBS Corp
5.63%, 5/ 1/2007                                                        500                       500
                                                                                      ----------------


Tools - Hand Held (0.12%)
Snap-On Inc
5.48%, 1/12/2010 (a)                                                    500                       500
                                                                                      ----------------
TOTAL BONDS                                                                        $          291,414

                                                                                      ----------------
CONVERTIBLE BONDS (0.18%)
Retail - Auto Parts (0.18%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                        750                       747
                                                                                      ----------------
TOTAL CONVERTIBLE BONDS                                                            $              747
                                                                                      ----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (56.49%)
U.S. Treasury Inflation-Indexed Obligations (56.49%)
3.88%, 1/15/2009 (f)                                                  4,386                     4,533
4.25%, 1/15/2010 (f)                                                  8,195                     8,701
0.88%, 4/15/2010                                                      8,787                     8,507
3.50%, 1/15/2011 (f)                                                 13,446                    14,195
2.38%, 4/15/2011 (f)                                                  9,432                     9,562
3.38%, 1/15/2012 (f)                                                  7,501                     7,961
3.00%, 7/15/2012 (f)                                                 16,615                    17,433
1.88%, 7/15/2013 (f)                                                 13,601                    13,443
2.00%, 1/15/2014 (f)                                                 12,550                    12,443
2.00%, 7/15/2014 (f)                                                 13,322                    13,210
1.63%, 1/15/2015 (f)                                                 14,217                    13,670
1.88%, 7/15/2015 (f)                                                 13,271                    12,987
2.00%, 1/15/2016 (f)                                                 13,734                    13,534
2.50%, 7/15/2016 (f)                                                 10,913                    11,205
2.38%, 1/15/2017 (f)                                                  3,265                     3,316
2.38%, 1/15/2025 (f)                                                 22,288                    22,406
2.00%, 1/15/2026 (f)                                                 10,607                    10,070
2.38%, 1/15/2027 (f)                                                  8,734                     8,798
3.63%, 4/15/2028 (f)                                                 15,539                    18,890
3.88%, 4/15/2029 (f)                                                  8,572                    10,860
3.38%, 4/15/2032 (f)                                                  1,972                     2,398
                                                                                      ----------------
                                                                                              238,122
                                                                                      ----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                              $          238,122
                                                                                      ----------------
SHORT TERM INVESTMENTS (2.53%)
Commercial Paper (0.41%)
ConocoPhilipps
5.35%, 5/ 1/2007 (b)                                                  1,750                     1,750
                                                                                      ----------------

Repurchase Agreements (2.12%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                                8,920                     8,920
(collateralized by U.S.
Government Agency Issues; $9,188,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                      ----------------

TOTAL SHORT TERM INVESTMENTS                                                       $           10,670
                                                                                      ----------------
MONEY MARKET FUNDS (7.28%)
Money Center Banks (7.28%)
BNY Institutional Cash Reserve Fund (b)                              30,702                    30,702
                                                                                      ----------------
TOTAL MONEY MARKET FUNDS                                                           $           30,702

                                                                                      ----------------
Total Investments                                                                  $          571,655
Liabilities in Excess of Other Assets, Net - (35.61)%                                       (150,101)
                                                                                      ----------------
TOTAL NET ASSETS - 100.00%                                                         $          421,554
                                                                                      ================
                                                                                      ----------------

                                                                                      ================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $22,324 or 5.30% of net assets.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $30,158 or 7.15% of net assets.

(e)  Non-Income Producing Security

(f)  Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            1,044
Unrealized Depreciation                                         (2,054)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                      (1,010)
Cost for federal income tax purposes                            572,665

All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                                        Unrealized
                                                                  Notional             Appreciation/
Description                                                        Amount             (Depreciation)
-------------------------------------- ------------------------- ----------- -------- ----------------
Receive a monthly return equal to a 2.50% U.S. Treasury
Inflation Index Obligation and pay
semi-annually a floating                                      $       7,000        $             (48)
rate based on 3-month LIBOR less 2 basis points with
Morgan Stanley. Expires June 2007.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate
based on                                                              1,000                       (1)
1-month LIBOR less 10 basis points with Wachovia Bank.
Expires April 2007.


Receive a quarterly return equal to a 1.875% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       8,000                        26
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley. Expires May 2007.


Receive a quarterly return equal to a 2.000% U.S.
Treasury Inflation Index Obligation and pay quarterly
a floating                                                            4,800                        19
rate based on 3-month LIBOR less 3 basis points with
Morgan Stanley.  Expires July 2007.


Receive a quarterly return equal to a 2.38% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       7,000                        42
floating rate based on 3-month LIBOR less 6 basis
points with Morgan Stanley.  Expires August 2007.


Receive a quarterly return equal to a 3.000% U.S.
Treasury Inflation Index Obligation and pay quarterly
a floating                                                            4,500                        14
rate based on 3-month LIBOR less 2 basis points with
Morgan Stanley.  Expires July 2007.


Receive a quarterly return equal to a 3.38% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a
floating rate based on interpolation between 1-month
LIBOR and 2-month LIBOR less 6 basis points with                      2,000                      (57)
Morgan
Stanley. Expires May 2007.



Receive a semi-annual return equal to a 0.88% U.S.
Treasury Inflation Index Obligation and pay monthly
a floating                                                           20,000                        88
rate based on 1-month LIBOR less 2 basis points
with Merrill Lynch.  Expires September 2007.


Receive a semi-annual return equal to a 1.625% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       8,000                        35
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley. Expires June 2007.


Receive a semi-annual return equal to a 1.875% U.S.
Treasury Inflation Index Obligation and pay monthly
a floating                                                            4,600                        41
rate based on 1-month LIBOR less 3 basis points with
Merrill Lynch. Expires May 2007.


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay monthly
a floating                                                            2,400                        27
rate based on 1-month LIBOR less 2 basis points with
Merrill Lynch.  Expires August 2007.


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       8,500                       131
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley.  Expires August 2007.


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       8,400                       298
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley.  Expires July 2007.


Receive a semi-annual return equal to a 2.00% U.S.
Treasury  Inflation Index Obligation and pay
semi-annually a                                                       9,000                       219
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley. Expires July 2007.


Receive a semi-annual return equal to a 2.375% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       7,100                     (218)
floating rate based on 3-month LIBOR less 4 basis
points with Morgan Stanley. Expires May 2007.


Receive a semi-annual return equal to a 2.38% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       7,000                         6
floating rate based on 3-month LIBOR less 5 basis
points with Morgan Stanley.  Expires September 2007.


Receive a semi-annual return equal to a 3.375% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       1,500                      (84)
floating rate based on 3-month LIBOR less 8 basis
points with Morgan Stanley. Expires May 2007.


Receive a semi-annual return equal to a 3.63% U.S.
Treasury Inflation Index Obligation and pay monthly
a floating                                                            3,750                     (136)
rate based on 1-month LIBOR less 3 basis points
with Merrill Lynch. Expires May 2007.


Receive a semi-annual return equal to a 3.88% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                      10,000                     (397)
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley.  Expires September 2007.


Receive a semi-annual return equal to a 3.88% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       1,600                      (46)
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley. Expires September 2007.


Receive a semi-annual return equal to a 3.88% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       9,500                        48
floating rate based on 3-month LIBOR less 6 basis
points with Morgan Stanley. Expires September 2007.


Receive a semi-annual return equal to a 4.25% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a                                                       5,000                       110
floating rate based on 3-month LIBOR less 2 basis
points with Morgan Stanley.  Expires August 2007.


All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------ --------------------
Sector                                                       Percent
------------------------------------------------ --------------------
Government                                                    56.53%
Mortgage Securities                                           24.58%
Financial                                                     21.30%
Asset Backed Securities                                       14.89%
Communications                                                 4.44%
Energy                                                         2.69%
Industrial                                                     2.55%
Consumer, Non-cyclical                                         2.44%
Utilities                                                      2.24%
Consumer, Cyclical                                             2.01%
Basic Materials                                                1.07%
Technology                                                     0.87%
Liabilities in Excess of Other Assets, Net                 (-35.61%)
                                                        -------------
TOTAL NET ASSETS                                             100.00%
                                                        =============

Other Assets Summary (unaudited)
------------------------------------------------ --------------------
Asset Type                                                   Percent
------------------------------------------------ --------------------
Total Return Swaps                                             0.50%


Schedule of Investments

April 30, 2007 (unaudited)
International Emerging Markets Fund

                                                            Shares                Value (000's)
                                                               Held
COMMON STOCKS (93.19%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                     73,093        $                -
                                                                                 ----------------

Agricultural Operations (0.59%)
Astra Agro Lestari Tbk PT                                    3,074,000                     5,330
                                                                                 ----------------

Airlines (0.92%)
Korean Air Lines Co Ltd                                         77,009                     3,648
Thai Airways International Public Ltd (a)(b)                   972,000                     1,307
Turk Hava Yollari Anonium Orkakligi (a)                        538,361                     3,314
                                                                                 ----------------
                                                                                           8,269
                                                                                 ----------------
Airport Development & Maintenance (0.24%)
Grupo Aeroportuario ADR (a)                                     73,708                     2,155
                                                                                 ----------------

Apparel Manufacturers (0.42%)
Youngone Corp                                                  694,510                     3,745
                                                                                 ----------------

Applications Software (1.63%)
Infosys Technologies Ltd ADR (c)                               161,455                     8,452
Tata Consultancy Services Ltd                                  202,538                     6,225
                                                                                 ----------------
                                                                                          14,677
                                                                                 ----------------
Auto - Car & Light Trucks (0.80%)
Denway Motors Ltd                                           11,080,000                     4,448
Hyundai Motor Co                                                42,746                     2,723
                                                                                 ----------------
                                                                                           7,171
                                                                                 ----------------
Auto - Medium & Heavy Duty Trucks (0.62%)
Mahindra & Mahindra Ltd                                        294,595                     5,562
                                                                                 ----------------

Auto/Truck Parts & Equipment - Original (0.31%)
UMW Holdings Bhd                                               841,300                     2,803
                                                                                 ----------------

Beverages - Wine & Spirits (0.42%)
United Spirits Ltd                                             180,547                     3,782
                                                                                 ----------------

Brewery (0.20%)
Compania Cervecerias Unidas SA                                 255,066                     1,796
                                                                                 ----------------

Broadcasting Services & Programming (0.69%)
Grupo Televisa SA ADR (c)                                      220,662                     6,190
                                                                                 ----------------

Building - Heavy Construction (0.71%)
YTL Corp Bhd                                                 2,983,400                     6,364
                                                                                 ----------------

Building - Residential & Commercial (0.53%)
Consorcio ARA SAB de CV                                      1,547,139                     2,529
Tecnisa SA                                                     403,808                     2,236
                                                                                 ----------------
                                                                                           4,765
                                                                                 ----------------

Building & Construction - Miscellaneous (0.99%)
Murray & Roberts Holdings Ltd                                1,029,478                     8,877
                                                                                 ----------------

Building Products - Cement & Aggregate (1.01%)
Cemex SAB de CV (a)                                          2,801,918                     9,098
                                                                                 ----------------

Casino Hotels (0.50%)
Genting Bhd                                                  1,815,430                     4,509
                                                                                 ----------------

Cellular Telecommunications (5.23%)
America Movil SA de CV ADR                                     379,442                    19,932
China Mobile Ltd                                             1,380,962                    12,614
Mobile Telesystems OJSC ADR                                    144,479                     7,961
Partner Communications                                         235,226                     3,866
SK Telecom Co Ltd                                               12,515                     2,642
                                                                                 ----------------
                                                                                          47,015
                                                                                 ----------------
Chemicals - Diversified (0.31%)
Israel Chemicals Ltd                                           364,668                     2,805
                                                                                 ----------------

Coal (0.21%)
China Shenhua Energy Co Ltd                                    748,000                     1,868
                                                                                 ----------------

Commercial Banks (10.83%)
Banco do Brasil SA                                             127,500                     4,397
Banco Santander Chile SA ADR                                    72,215                     3,567
Bank Millennium SA                                           1,296,234                     5,093
Bank of India                                                  616,450                     2,879
Bank Pekao SA                                                   44,146                     4,177
Bank Rakyat Indonesia                                       14,180,500                     8,196
Bumiputra-Commerce Holdings Bhd                              1,392,600                     4,395
China Construction Bank Corp (d)                            18,314,000                    11,191
China Merchants Bank Co Ltd (a)                              1,448,000                     3,565
FirstRand Ltd                                                2,069,749                     7,391
Kookmin Bank                                                    55,057                     4,939
Mizrahi Tefahot Bank Ltd                                       564,491                     4,206
PT Bank Central Asia Tbk                                     7,005,500                     4,088
Raiffeisen International Bank Holding AS                        42,237                     5,927
Sberbank                                                         3,314                    13,140
Standard Bank Group Ltd                                        649,307                    10,195
                                                                                 ----------------
                                                                                          97,346
                                                                                 ----------------
Computers (0.82%)
Acer Inc (a)                                                 2,342,000                     4,471
Quanta Computer Inc                                          2,008,000                     2,893
                                                                                 ----------------
                                                                                           7,364
                                                                                 ----------------
Computers - Peripheral Equipment (0.37%)
AmTRAN Technology Co Ltd (a)                                 3,725,000                     3,343
                                                                                 ----------------

Diversified Financial Services (2.60%)
First Financial Holding Co Ltd                               2,499,000                     1,725
Mega Financial Holding Co Ltd                                3,654,000                     2,331
Shin Kong Financial Holding Co Ltd                           2,790,940                     2,597
Shinhan Financial Group Co Ltd                                 191,111                    10,860
Woori Finance Holdings Co Ltd                                  232,600                     5,822
                                                                                 ----------------
                                                                                          23,335
                                                                                 ----------------
Diversified Minerals (0.69%)
Antofagasta PLC                                                578,085                     6,213
                                                                                 ----------------


Diversified Operations (2.61%)
Alfa SAB de CV                                                 377,580                     2,827
Barloworld Ltd                                                  96,237                     2,695
Citic Pacific Ltd                                            1,732,000                     6,543
Grupo Carso SA de CV                                         1,142,300                     4,538
GS Holdings Corp                                               150,280                     6,853
                                                                                 ----------------
                                                                                          23,456
                                                                                 ----------------
Electric - Generation (1.36%)
CEZ                                                             18,520                       906
China Resources Power Holdings Co                            2,302,000                     4,108
Glow Energy PCL (b)                                          3,918,627                     3,634
Huaneng Power International Inc                              3,470,000                     3,531
                                                                                 ----------------
                                                                                          12,179
                                                                                 ----------------
Electric - Integrated (1.39%)
Cia Paranaense de Energia                                   322,268,783                    4,005
Korea Electric Power Corp                                       90,260                     3,680
Unified Energy System                                           36,908                     4,816
                                                                                 ----------------
                                                                                          12,501
                                                                                 ----------------
Electric Products - Miscellaneous (0.49%)
LG Electronics Inc                                              64,917                     4,365
                                                                                 ----------------

Electronic Components - Miscellaneous (1.39%)
HON HAI Precision Industry Co Ltd                            1,882,750                    12,518
                                                                                 ----------------

Electronic Components - Semiconductors (4.00%)
Hynix Semiconductor Inc (a)(c)                                 236,105                     8,129
MediaTek Inc                                                   436,950                     5,482
Samsung Electronics Co Ltd                                      31,790                    19,602
Sonix Technology Co Ltd                                      1,106,000                     2,689
                                                                                 ----------------
                                                                                          35,902
                                                                                 ----------------
Finance - Consumer Loans (0.43%)
African Bank Investments Ltd                                   795,779                     3,840
                                                                                 ----------------

Finance - Investment Banker & Broker (0.52%)
Daewoo Securities Co Ltd (c)                                   168,770                     3,689
President Securities Corp                                    1,946,000                     1,008
                                                                                 ----------------
                                                                                           4,697
                                                                                 ----------------
Finance - Other Services (1.05%)
Grupo Financiero Banorte SAB de CV                           2,168,800                     9,428
                                                                                 ----------------

Food - Dairy Products (0.47%)
Wimm-Bill-Dann Foods OJSC ADR (c)                               52,528                     4,234
                                                                                 ----------------

Food - Retail (0.90%)
Shoprite Holdings Ltd                                        1,801,079                     8,116
                                                                                 ----------------

Gas - Distribution (0.47%)
Korea Gas Corp                                                 101,710                     4,217
                                                                                 ----------------

Home Furnishings (0.30%)
Lewis Group Ltd                                                261,642                     2,688
                                                                                 ----------------

Independent Power Producer (0.01%)
YTL Power International                                        143,197                        94
                                                                                 ----------------

Life & Health Insurance (1.57%)
Cathay Financial Holding Co Ltd                                525,449                     1,069
Life & Health Insurance
China Life Insurance Co Ltd                                  1,096,000                     3,426
Sanlam Ltd                                                   2,849,917                     9,611
                                                                                 ----------------
                                                                                          14,106
                                                                                 ----------------
Machinery - General Industry (0.34%)
Industrias CH SA (a)                                           689,085                     3,096
                                                                                 ----------------

Medical - Drugs (0.54%)
Dr Reddys Laboratories Ltd ADR (c)                             283,559                     4,852
                                                                                 ----------------

Medical - Generic Drugs (0.31%)
Teva Pharmaceutical Industries Ltd ADR                          72,686                     2,785
                                                                                 ----------------

Medical - HMO (0.24%)
Odontoprev SA                                                   93,810                     2,115
                                                                                 ----------------

Metal - Aluminum (0.42%)
Aluminum Corp of China Ltd (c)                               3,176,000                     3,772
                                                                                 ----------------

Metal - Diversified (1.13%)
MMC Norilsk Nickel ADR (c)                                      52,668                    10,178
                                                                                 ----------------

Metal Processors & Fabrication (0.56%)
Catcher Technology Co Ltd                                      651,339                     5,005
                                                                                 ----------------

Multi-Line Insurance (0.23%)
Porto Seguro SA                                                 58,980                     2,030
                                                                                 ----------------

Non-Ferrous Metals (0.59%)
International Nickel Indonesia Tbk PT                          797,352                     5,337
                                                                                 ----------------

Oil Company - Exploration & Production (3.28%)
Oao Gazprom (a)(b)(d)                                           23,609                     2,320
Oao Gazprom (a)                                                593,244                    23,314
Oil & Natural Gas Corp Ltd                                     172,013                     3,816
                                                                                 ----------------
                                                                                          29,450
                                                                                 ----------------
Oil Company - Integrated (6.42%)
China Petroleum & Chemical Corp                             16,630,000                    14,627
LUKOIL ADR                                                     233,102                    18,077
PetroChina Co Ltd                                            3,002,807                     3,420
Petroleo Brasileiro SA ADR                                     197,371                    19,980
Sasol Ltd                                                       44,384                     1,535
                                                                                 ----------------
                                                                                          57,639
                                                                                 ----------------
Oil Refining & Marketing (2.14%)
Reliance Industries Ltd                                        342,249                    12,971
Thai Oil Public (a)(b)                                         936,900                     1,765
Tupras Turkiye Petrol Rafinerileri AS                          217,363                     4,460
                                                                                 ----------------
                                                                                          19,196
                                                                                 ----------------
Paper & Related Products (0.23%)
Suzano Papel e Celulose SA                                     193,276                     2,040
                                                                                 ----------------

Petrochemicals (1.35%)
Formosa Chemicals & Fibre Corp                               3,855,000                     7,174
LG Petrochemical Co Ltd                                        147,190                     4,981
                                                                                 ----------------
                                                                                          12,155
                                                                                 ----------------

Pharmacy Services (0.17%)
Profarma Distribuidora de Produtos Farmacenticos SA (a)         98,835                     1,489
                                                                                 ----------------

Platinum (1.88%)
Anglo Platinum Ltd                                              56,795                     9,215
Impala Platinum Holdings Ltd                                   235,614                     7,679
                                                                                 ----------------
                                                                                          16,894
                                                                                 ----------------
Power Converter & Supply Equipment (0.23%)
Delta Electronics Inc                                          649,650                     2,038
                                                                                 ----------------

Property & Casualty Insurance (1.51%)
Dongbu Insurance Co Ltd                                        197,210                     5,794
LIG Non-Life Insurance Co Ltd                                  207,950                     3,518
PICC Property & Casualty Co Ltd (a)(c)                       7,008,000                     4,220
                                                                                 ----------------
                                                                                          13,532
                                                                                 ----------------
Public Thoroughfares (0.06%)
Road King Infrastructure                                       311,888                       522
                                                                                 ----------------

Real Estate Operator & Developer (2.86%)
Huaku Construction Corp                                      1,408,000                     2,958
Huang Hsiang Construction Co                                 1,349,047                     3,199
Iguatemi Empresa de Shopping Centers SA                        164,869                     2,609
Rodobens Negocios Imobiliarios SA (a)                          308,027                     3,003
Shenzhen Investment Ltd                                     16,286,000                     9,723
Sistema-Hals (a)(b)(c)                                         279,699                     4,209
                                                                                 ----------------
                                                                                          25,701
                                                                                 ----------------
Retail - Hypermarkets (0.28%)
Organizacion Soriana SAB de CV                                 773,106                     2,488
                                                                                 ----------------

Retail - Major Department Store (1.05%)
Grupo Famsa SA (a)                                             276,987                     1,669
Hyundai Department Store Co Ltd                                 55,104                     5,677
Parkson Retail Group Ltd (c)                                   299,000                     2,133
                                                                                 ----------------
                                                                                           9,479
                                                                                 ----------------
Retail - Miscellaneous/Diversified (1.56%)
Dufry South America Ltd (a)                                    169,825                     3,219
Massmart Holdings Ltd                                          464,280                     6,457
Woolworths Holdings Ltd                                      1,291,954                     4,372
                                                                                 ----------------
                                                                                          14,048
                                                                                 ----------------
Rubber & Vinyl (0.29%)
TSRC Corp                                                    2,948,000                     2,619
                                                                                 ----------------

Semiconductor Component - Integrated Circuits (2.47%)
Powertech Technology Inc                                     1,372,000                     5,148
Siliconware Precision Industries Co                          3,575,000                     6,868
Taiwan Semiconductor Manufacturing Co Ltd                    4,953,227                    10,214
                                                                                 ----------------
                                                                                          22,230
                                                                                 ----------------
Shipbuilding (0.58%)
Hyundai Heavy Industries                                        20,638                     5,243
                                                                                 ----------------

Steel - Producers (4.27%)
Angang Steel Co Ltd (c)                                      2,920,000                     5,644
China Steel Corp                                             6,682,000                     7,582
Evraz Group SA (b)                                             106,423                     3,751
Maanshan Iron & Steel                                        4,990,000                     3,477
Mittal Steel South Africa Ltd                                  263,433                     4,778
POSCO ADR (c)                                                   91,827                     9,618
Steel - Producers
Usinas Siderurgicas de Minas Gerais SA                          62,374                     3,470
                                                                                 ----------------
                                                                                          38,320
                                                                                 ----------------
Steel - Specialty (0.21%)
Gloria Material Technology Corp                              1,231,000                     1,844
                                                                                 ----------------

Steel Pipe & Tube (0.43%)
Confab Industrial SA (a)                                       538,565                     1,896
TMK OAO (a)                                                     53,891                     1,967
                                                                                 ----------------
                                                                                           3,863
                                                                                 ----------------
Telecommunication Services (0.77%)
Citic 1616 Holdings Ltd (a)                                     86,600                        38
Digi.Com BHD                                                   710,646                     4,237
Telekomunikasi Indonesia Tbk PT                              2,290,000                     2,647
                                                                                 ----------------
                                                                                           6,922
                                                                                 ----------------
Telephone - Integrated (2.68%)
Carso Global Telecom SA de CV (a)                            1,132,900                     5,153
GVT Holding SA (a)                                             188,620                     2,428
Telecom Argentina SA ADR (a)                                   105,607                     2,382
Telecom Egypt                                                1,496,035                     4,187
Telefonos de Mexico SA de CV ADR (c)                            96,337                     3,289
Telkom SA Ltd                                                  271,063                     6,664
                                                                                 ----------------
                                                                                          24,103
                                                                                 ----------------
Textile - Products (0.32%)
Nishat Mills Ltd                                             1,517,500                     2,855
                                                                                 ----------------

Tobacco (0.60%)
KT&G Corp                                                       75,283                     5,426
                                                                                 ----------------

Transport - Marine (3.56%)
Pacific Basin Shipping Ltd                                   7,967,000                     8,005
Sincere Navigation                                           5,043,000                     7,705
STX Pan Ocean Co Ltd                                         7,964,000                     7,863
U-Ming Marine Transport Corp                                 4,539,000                     8,420
Wan Hai Lines Ltd                                                    1                         -
                                                                                 ----------------
                                                                                          31,993
                                                                                 ----------------
Water (0.40%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)         26,160,000                     3,621
                                                                                 ----------------

Water Treatment Systems (0.30%)
Woongjin Coway Co Ltd                                           80,800                     2,721
                                                                                 ----------------

Web Portals (0.33%)
LG Dacom Corp (c)                                              119,080                     2,942
                                                                                 ----------------
TOTAL COMMON STOCKS                                                           $          837,266
                                                                                 ----------------
PREFERRED STOCKS (4.85%)
Airlines (0.41%)
Tam SA                                                         141,400                     3,673
                                                                                 ----------------

Commercial Banks (0.98%)
Banco Bradesco SA                                              413,258                     8,810
                                                                                 ----------------

Diversified Minerals (2.00%)
Cia Vale do Rio Doce                                           521,010                    17,943
                                                                                 ----------------


Diversified Operations (0.67%)
Bradespar SA (a)                                               102,600                     3,372
Investimentos Itau SA (a)                                      485,100                     2,658
                                                                                 ----------------
                                                                                           6,030
                                                                                 ----------------
Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                          4,384                        27
                                                                                 ----------------

Steel - Producers (0.79%)
Gerdau SA                                                      183,589                     3,706
Usinas Siderurgicas de Minas Gerais SA                          72,900                     3,410
                                                                                 ----------------
                                                                                           7,116
                                                                                 ----------------
TOTAL PREFERRED STOCKS                                                        $           43,599
                                                                                 ----------------
                                                            Principal
                                                            Amount                Value (000's)
                                                             (000's)
SHORT TERM INVESTMENTS (1.68%)
Repurchase Agreements (1.68%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07 maturing 05/01/07           15,069                    15,069
(collateralized by U.S.
Government Agency Issues; $15,521,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                 ----------------

TOTAL SHORT TERM INVESTMENTS                                                  $           15,069
                                                                                 ----------------
MONEY MARKET FUNDS (5.51%)
Money Center Banks (5.51%)
BNY Institutional Cash Reserve Fund (e)                         49,509                    49,509
                                                                                 ----------------
TOTAL MONEY MARKET FUNDS                                                      $           49,509
                                                                                 ----------------
Total Investments                                                             $          945,443

Liabilities in Excess of Other Assets, Net - (5.23)%                                    (46,979)
                                                                                 ----------------
TOTAL NET ASSETS - 100.00%                                                    $          898,464
                                                                                 ================
                                                                                 ----------------

                                                                                 ================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $16,986 or 1.89% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,511 or 1.50% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $          122,756
Unrealized Depreciation                                          (13,776)
                                                          ----------------
Net Unrealized Appreciation (Depreciation)                        108,980
Cost for federal income tax purposes                              836,309
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------ -------- ----------------
Country                                                           Percent
------------------------------------------------ -------- ----------------
Korea, Republic Of                                                 15.44%
Taiwan, Province Of China                                          12.34%
Brazil                                                             11.01%
South Africa                                                       10.48%
Russian Federation                                                 10.46%
Mexico                                                              8.06%
United States                                                       7.19%
China                                                               6.77%
India                                                               5.40%
Hong Kong                                                           5.12%
Indonesia                                                           2.85%
Malaysia                                                            2.49%
Israel                                                              1.52%
Poland                                                              1.03%
Turkey                                                              0.86%
Thailand                                                            0.75%
United Kingdom                                                      0.69%
Austria                                                             0.66%
Chile                                                               0.60%
Egypt                                                               0.47%
Bermuda                                                             0.36%
Pakistan                                                            0.32%
Argentina                                                           0.26%
Czech Republic                                                      0.10%
Liabilities in Excess of Other Assets, Net                       (-5.23%)
                                                          ----------------
TOTAL NET ASSETS                                                  100.00%
                                                          ================


Schedule of Investments

April 30, 2007 (unaudited)
LargeCap Growth Fund

                                                              Shares                                 Value (000's)
                                                                Held
COMMON STOCKS (94.33%)
Agricultural Chemicals (2.75%)
Monsanto Co                                                    631,000                          $             37,222
Potash Corp of Saskatchewan                                    354,600                                        63,658
                                                                                                   ------------------
                                                                                                             100,880
                                                                                                   ------------------
Airlines (1.59%)
UAL Corp (a)(b)                                               1,747,351                                       58,362
                                                                                                   ------------------

Apparel Manufacturers (3.15%)
Guess ? Inc (a)                                               1,302,922                                       51,335
Polo Ralph Lauren Corp (a)                                     697,000                                        64,201
                                                                                                   ------------------
                                                                                                             115,536
                                                                                                   ------------------
Applications Software (3.92%)
Microsoft Corp                                                4,810,300                                      144,020
                                                                                                   ------------------

Beverages - Non-Alcoholic (3.88%)
Coca-Cola Co/The                                              2,731,103                                      142,536
                                                                                                   ------------------

Casino Hotels (1.27%)
Las Vegas Sands Corp (a)(b)                                    546,600                                        46,565
                                                                                                   ------------------

Commercial Services (1.97%)
Alliance Data Systems Corp (a)(b)                             1,136,800                                       72,369
                                                                                                   ------------------

Computer Services (1.38%)
Cognizant Technology Solutions Corp (b)                        565,000                                        50,511
                                                                                                   ------------------

Computers (6.15%)
Apple Inc (b)                                                 1,169,607                                      116,727
Hewlett-Packard Co                                            2,586,300                                      108,986
                                                                                                   ------------------
                                                                                                             225,713
                                                                                                   ------------------
Cosmetics & Toiletries (3.25%)
Avon Products Inc                                             1,234,000                                       49,113
Procter & Gamble Co                                           1,092,268                                       70,244
                                                                                                   ------------------
                                                                                                             119,357
                                                                                                   ------------------
Data Processing & Management (2.33%)
Fidelity National Information Services                         958,000                                        48,408
Mastercard Inc (a)                                             333,281                                        37,221
                                                                                                   ------------------
                                                                                                              85,629
                                                                                                   ------------------
E-Commerce - Products (0.59%)
Amazon.Com Inc (a)(b)                                          351,000                                        21,527
                                                                                                   ------------------

E-Commerce - Services (1.58%)
eBay Inc (a)(b)                                               1,703,000                                       57,800
                                                                                                   ------------------

Electric Products - Miscellaneous (1.57%)
Emerson Electric Co                                           1,228,500                                       57,727
                                                                                                   ------------------


Electronic Components - Semiconductors (0.42%)
MEMC Electronic Materials Inc (b)                              279,000                                        15,312
                                                                                                   ------------------

Fiduciary Banks (2.01%)
State Street Corp (a)                                         1,070,700                                       73,739
                                                                                                   ------------------

Finance - Investment Banker & Broker (7.23%)
Goldman Sachs Group Inc/The (a)                                514,100                                       112,388
JPMorgan Chase & Co                                            704,000                                        36,678
Morgan Stanley                                                1,384,300                                      116,295
                                                                                                   ------------------
                                                                                                             265,361
                                                                                                   ------------------
Food - Confectionery (1.00%)
WM Wrigley Jr Co (a)                                           624,200                                        36,753
                                                                                                   ------------------

Food - Retail (2.02%)
Safeway Inc (a)                                               2,038,400                                       73,994
                                                                                                   ------------------

Home Decoration Products (1.69%)
Newell Rubbermaid Inc                                         2,023,800                                       62,070
                                                                                                   ------------------

Instruments - Scientific (1.78%)
Thermo Fisher Scientific Inc (b)                              1,253,000                                       65,231
                                                                                                   ------------------

Machinery - Farm (1.11%)
Deere & Co (a)                                                 371,000                                        40,587
                                                                                                   ------------------

Medical - Biomedical/Gene (1.21%)
Celgene Corp (a)(b)                                            727,400                                        44,488
                                                                                                   ------------------

Medical - Drugs (3.95%)
Abbott Laboratories                                           1,585,000                                       89,743
Shire PLC ADR (a)                                              788,004                                        55,073
                                                                                                   ------------------
                                                                                                             144,816
                                                                                                   ------------------
Medical - Wholesale Drug Distribution (1.42%)
Cardinal Health Inc                                            746,000                                        52,183
                                                                                                   ------------------

Medical Instruments (1.51%)
Intuitive Surgical Inc (a)(b)                                  428,000                                        55,494
                                                                                                   ------------------

Medical Products (2.69%)
Baxter International Inc                                      1,745,500                                       98,848
                                                                                                   ------------------

Networking Products (3.62%)
Cisco Systems Inc (b)                                         4,968,700                                      132,863
                                                                                                   ------------------

Oil Company - Exploration & Production (1.92%)
Devon Energy Corp                                              965,700                                        70,371
                                                                                                   ------------------

Oil Field Machinery & Equipment (1.32%)
National Oilwell Varco Inc (b)                                 571,000                                        48,449
                                                                                                   ------------------

Optical Supplies (1.34%)
Alcon Inc (a)                                                  365,000                                        49,249
                                                                                                   ------------------

Pharmacy Services (1.32%)
Medco Health Solutions Inc (a)(b)                              621,000                                        48,450
                                                                                                   ------------------

Retail - Drug Store (2.91%)
CVS/Caremark Corp (a)                                         2,951,900                                      106,977
                                                                                                   ------------------

Retail - Major Department Store (1.53%)
Saks Inc (a)                                                  2,680,300                                       56,125
                                                                                                   ------------------

Retail - Regional Department Store (1.86%)
Kohl's Corp (a)(b)                                             923,900                                        68,406
                                                                                                   ------------------

Retail - Restaurants (2.52%)
McDonald's Corp                                               1,915,500                                       92,480
                                                                                                   ------------------

Steel - Specialty (1.47%)
Allegheny Technologies Inc (a)                                 492,726                                        53,993
                                                                                                   ------------------

Therapeutics (3.71%)
Gilead Sciences Inc (b)                                       1,666,200                                      136,162
                                                                                                   ------------------

Web Portals (4.97%)
Google Inc (b)                                                 304,290                                       143,436
Yahoo! Inc (a)(b)                                             1,386,545                                       38,879
                                                                                                   ------------------
                                                                                                             182,315
                                                                                                   ------------------
Wireless Equipment (2.42%)
Qualcomm Inc (a)                                              2,029,900                                       88,910
                                                                                                   ------------------
TOTAL COMMON STOCKS                                                                             $          3,462,158
                                                                                                   ------------------
                                                              Principal
                                                              Amount                                 Value (000's)
                                                              (000's)
SHORT TERM INVESTMENTS (4.22%)
Repurchase Agreements (4.22%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                            154,931                                       154,931
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $159,579,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                                   ------------------

TOTAL SHORT TERM INVESTMENTS                                                                    $            154,931
                                                                                                   ------------------
MONEY MARKET FUNDS (13.45%)
Money Center Banks (13.45%)
BNY Institutional Cash Reserve Fund (c)                        493,706                                       493,706
                                                                                                   ------------------
TOTAL MONEY MARKET FUNDS                                                                        $            493,706
                                                                                                   ------------------
Total Investments                                                                               $          4,110,795
Liabilities in Excess of Other Assets, Net - (12.00)%                                                      (440,525)
                                                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                                                      $          3,670,270
                                                                                                   ==================
                                                                                                   ------------------

                                                                                                   ==================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            368,861
Unrealized Depreciation                                         (41,638)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                       327,223
Cost for federal income tax purposes                           3,783,572
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------ ------------------
Sector                                                           Percent
------------------------------------------------------ ------------------
Consumer, Non-cyclical                                            29.28%
Financial                                                         26.91%
Consumer, Cyclical                                                16.52%
Technology                                                        14.20%
Communications                                                    13.17%
Industrial                                                         4.46%
Basic Materials                                                    4.22%
Energy                                                             3.24%
Liabilities in Excess of Other Assets, Net                     (-12.00%)
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================






Schedule of Investments

April 30, 2007 (unaudited)
LargeCap S&P 500 Index Fund

                                                          Shares                                 Value (000's)
                                                            Held
COMMON STOCKS (98.87%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                         37,485                          $                475
Omnicom Group Inc                                           13,364                                         1,400
                                                                                               ------------------
                                                                                                           1,875
                                                                                               ------------------
Aerospace & Defense (1.49%)
Boeing Co                                                   63,122                                         5,870
General Dynamics Corp                                       32,448                                         2,547
Lockheed Martin Corp                                        28,382                                         2,729
Northrop Grumman Corp (a)                                   28,012                                         2,062
Raytheon Co                                                 35,685                                         1,911
Rockwell Collins Inc                                        13,454                                           883
                                                                                               ------------------
                                                                                                          16,002
                                                                                               ------------------
Aerospace & Defense Equipment (0.55%)
Goodrich Corp                                               10,027                                           570
United Technologies Corp                                    79,639                                         5,346
                                                                                               ------------------
                                                                                                           5,916
                                                                                               ------------------
Agricultural Chemicals (0.24%)
Monsanto Co                                                 43,467                                         2,564
                                                                                               ------------------

Agricultural Operations (0.19%)
Archer-Daniels-Midland Co                                   52,202                                         2,020
                                                                                               ------------------

Airlines (0.08%)
Southwest Airlines Co (a)                                   63,055                                           905
                                                                                               ------------------

Apparel Manufacturers (0.30%)
Coach Inc (b)                                               29,605                                         1,446
Jones Apparel Group Inc                                      8,677                                           290
Liz Claiborne Inc (a)                                        8,273                                           370
Polo Ralph Lauren Corp                                       4,901                                           451
VF Corp                                                      7,202                                           632
                                                                                               ------------------
                                                                                                           3,189
                                                                                               ------------------
Appliances (0.06%)
Whirlpool Corp                                               6,294                                           667
                                                                                               ------------------

Applications Software (2.06%)
Citrix Systems Inc (b)                                      14,442                                           471
Compuware Corp (b)                                          25,931                                           256
Intuit Inc (b)                                              27,397                                           779
Microsoft Corp                                             689,169                                        20,634
                                                                                               ------------------
                                                                                                          22,140
                                                                                               ------------------
Athletic Footwear (0.15%)
Nike Inc                                                    30,230                                         1,628
                                                                                               ------------------

Audio & Video Products (0.06%)
Harman International Industries Inc (a)                      5,239                                           639
                                                                                               ------------------

Auto - Car & Light Trucks (0.25%)
Ford Motor Co (a)                                          151,357                                         1,217

Auto - Car & Light Trucks
General Motors Corp                                         45,235                                         1,413
                                                                                               ------------------
                                                                                                           2,630
                                                                                               ------------------
Auto - Medium & Heavy Duty Trucks (0.16%)
Paccar Inc (a)                                              19,855                                         1,667
                                                                                               ------------------

Auto/Truck Parts & Equipment - Original (0.15%)
Johnson Controls Inc                                        15,715                                         1,608
                                                                                               ------------------

Beverages - Non-Alcoholic (1.67%)
Coca-Cola Co/The                                           161,095                                         8,408
Coca-Cola Enterprises Inc                                   22,259                                           488
Pepsi Bottling Group Inc                                    10,514                                           345
PepsiCo Inc                                                130,981                                         8,656
                                                                                               ------------------
                                                                                                          17,897
                                                                                               ------------------
Beverages - Wine & Spirits (0.07%)
Brown-Forman Corp                                            6,303                                           403
Constellation Brands Inc (a)(b)                             16,871                                           378
                                                                                               ------------------
                                                                                                             781

                                                                                               ------------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                                      61,012                                         3,001
Molson Coors Brewing Co                                      3,754                                           354
                                                                                               ------------------
                                                                                                           3,355
                                                                                               ------------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                            39,683                                         1,406
                                                                                               ------------------

Building - Residential & Commercial (0.20%)
Centex Corp (a)                                              9,552                                           428
DR Horton Inc (a)                                           21,835                                           484
KB Home                                                      6,147                                           271
Lennar Corp                                                 11,031                                           471
Pulte Homes Inc (a)                                         16,994                                           457
                                                                                               ------------------
                                                                                                           2,111
                                                                                               ------------------
Building Products - Air & Heating (0.07%)
American Standard Cos Inc (a)                               13,972                                           769
                                                                                               ------------------

Building Products - Wood (0.08%)
Masco Corp                                                  31,318                                           852
                                                                                               ------------------

Cable TV (0.76%)
Comcast Corp (a)(b)                                        248,731                                         6,631
DIRECTV Group Inc/The (b)                                   61,953                                         1,477
                                                                                               ------------------
                                                                                                           8,108
                                                                                               ------------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc                                  14,908                                         1,272
                                                                                               ------------------

Casino Services (0.10%)
International Game Technology                               27,054                                         1,032
                                                                                               ------------------

Cellular Telecommunications (0.17%)
Alltel Corp                                                 28,810                                         1,806
                                                                                               ------------------

Chemicals - Diversified (0.80%)
Dow Chemical Co/The                                         76,710                                         3,422
EI Du Pont de Nemours & Co                                  73,908                                         3,634
PPG Industries Inc                                          13,114                                           965

Chemicals - Diversified
Rohm & Haas Co (a)                                          11,383                                           582
                                                                                               ------------------
                                                                                                           8,603
                                                                                               ------------------
Chemicals - Specialty (0.21%)
Ashland Inc                                                  4,458                                           267
Eastman Chemical Co (a)                                      6,689                                           453
Ecolab Inc (a)                                              14,232                                           612
Hercules Inc (b)                                             9,311                                           175
International Flavors & Fragrances Inc                       6,246                                           304
Sigma-Aldrich Corp                                          10,562                                           445
                                                                                               ------------------
                                                                                                           2,256
                                                                                               ------------------
Coal (0.15%)
Consol Energy Inc                                           14,597                                           611
Peabody Energy Corp                                         21,168                                         1,016
                                                                                               ------------------
                                                                                                           1,627
                                                                                               ------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                      8,925                                           569
                                                                                               ------------------

Commercial Banks (0.81%)
BB&T Corp (a)                                               43,346                                         1,804
Commerce Bancorp Inc/NJ (a)                                 14,998                                           501
Compass Bancshares Inc                                      10,424                                           711
First Horizon National Corp (a)                             10,023                                           393
M&T Bank Corp                                                6,144                                           684
Marshall & Ilsley Corp                                      20,451                                           982
Regions Financial Corp (a)                                  58,522                                         2,054
Synovus Financial Corp (a)                                  26,121                                           824
Zions Bancorporation                                         8,797                                           720
                                                                                               ------------------
                                                                                                           8,673
                                                                                               ------------------
Commercial Services (0.03%)
Convergys Corp (b)                                          10,929                                           276
                                                                                               ------------------

Commercial Services - Finance (0.33%)
Equifax Inc                                                  9,986                                           397
H&R Block Inc (a)                                           25,776                                           583
Moody's Corp                                                18,710                                         1,237
Western Union Co/The                                        61,738                                         1,300
                                                                                               ------------------
                                                                                                           3,517
                                                                                               ------------------
Computer Aided Design (0.07%)
Autodesk Inc (a)(b)                                         18,530                                           765
                                                                                               ------------------

Computer Services (0.34%)
Affiliated Computer Services Inc (a)(b)                      7,911                                           474
Cognizant Technology Solutions Corp (b)                     11,411                                         1,020
Computer Sciences Corp (b)                                  13,853                                           769
Electronic Data Systems Corp                                41,142                                         1,203
Unisys Corp (b)                                             27,612                                           217
                                                                                               ------------------
                                                                                                           3,683
                                                                                               ------------------
Computers (3.20%)
Apple Inc (b)                                               68,929                                         6,879
Dell Inc (b)                                               181,674                                         4,580
Hewlett-Packard Co                                         214,051                                         9,020
International Business Machines Corp                       120,406                                        12,307
Sun Microsystems Inc (a)(b)                                287,973                                         1,503
                                                                                               ------------------
                                                                                                          34,289
                                                                                               ------------------

Computers - Integrated Systems (0.07%)
NCR Corp (b)                                                14,316                                           721
                                                                                               ------------------

Computers - Memory Devices (0.41%)
EMC Corp/Massachusetts (a)(b)                              168,598                                         2,560
Network Appliance Inc (a)(b)                                29,676                                         1,104
SanDisk Corp (a)(b)                                         18,184                                           790
                                                                                               ------------------
                                                                                                           4,454
                                                                                               ------------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (a)(b)                             7,678                                           418
                                                                                               ------------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                                   12,097                                           811
Fortune Brands Inc                                          12,193                                           977
Kimberly-Clark Corp                                         36,505                                         2,598
                                                                                               ------------------
                                                                                                           4,386
                                                                                               ------------------
Containers - Metal & Glass (0.04%)
Ball Corp                                                    8,245                                           418
                                                                                               ------------------

Containers - Paper & Plastic (0.10%)
Bemis Co Inc                                                 8,365                                           278
Pactiv Corp (a)(b)                                          10,627                                           367
Sealed Air Corp (a)                                         12,904                                           425
                                                                                               ------------------
                                                                                                           1,070
                                                                                               ------------------
Cosmetics & Toiletries (1.95%)
Avon Products Inc                                           35,276                                         1,404
Colgate-Palmolive Co                                        41,061                                         2,781
Estee Lauder Cos Inc/The (a)                                 9,299                                           478
Procter & Gamble Co                                        252,354                                        16,229
                                                                                               ------------------
                                                                                                          20,892
                                                                                               ------------------
Cruise Lines (0.16%)
Carnival Corp                                               35,382                                         1,730
                                                                                               ------------------

Data Processing & Management (0.59%)
Automatic Data Processing Inc                               44,010                                         1,970
Fidelity National Information Services                      13,019                                           658
First Data Corp                                             60,221                                         1,951
Fiserv Inc (b)                                              13,643                                           726
Paychex Inc                                                 27,126                                         1,006
                                                                                               ------------------
                                                                                                           6,311
                                                                                               ------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                    11,127                                           401
                                                                                               ------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                  8,259                                           687
                                                                                               ------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co (a)                                        13,635                                           674
WW Grainger Inc                                              5,727                                           473
                                                                                               ------------------
                                                                                                           1,147
                                                                                               ------------------
Diversified Manufacturing Operations (5.00%)
3M Co                                                       58,693                                         4,858
Cooper Industries Ltd                                       14,595                                           726
Danaher Corp (a)                                            19,035                                         1,355
Dover Corp                                                  16,371                                           788
Eaton Corp                                                  11,692                                         1,043
General Electric Co (c)                                    822,400                                        30,313
Diversified Manufacturing Operations
Honeywell International Inc                                 63,975                                         3,466
Illinois Tool Works Inc                                     33,072                                         1,697
Ingersoll-Rand Co Ltd                                       24,617                                         1,099
ITT Corp (a)                                                14,539                                           928
Leggett & Platt Inc (a)                                     14,187                                           334
Parker Hannifin Corp                                         9,259                                           853
Textron Inc                                                 10,020                                         1,019
Tyco International Ltd                                     158,130                                         5,160
                                                                                               ------------------
                                                                                                          53,639
                                                                                               ------------------
Drug Delivery Systems (0.05%)
Hospira Inc (a)(b)                                          12,473                                           506
                                                                                               ------------------

E-Commerce - Products (0.14%)
Amazon.Com Inc (a)(b)                                       24,873                                         1,525
                                                                                               ------------------

E-Commerce - Services (0.35%)
eBay Inc (b)                                                90,872                                         3,084
IAC/InterActiveCorp (a)(b)                                  17,367                                           662
                                                                                               ------------------
                                                                                                           3,746
                                                                                               ------------------
Electric - Generation (0.11%)
AES Corp/The (b)                                            53,119                                         1,168
                                                                                               ------------------

Electric - Integrated (3.23%)
Allegheny Energy Inc (b)                                    13,152                                           703
Ameren Corp (a)                                             16,523                                           869
American Electric Power Co Inc                              31,724                                         1,593
Centerpoint Energy Inc                                      25,599                                           482
CMS Energy Corp                                             17,855                                           331
Consolidated Edison Inc                                     20,605                                         1,056
Constellation Energy Group Inc                              14,450                                         1,288
Dominion Resources Inc/VA                                   27,909                                         2,545
DTE Energy Co (a)                                           14,166                                           717
Duke Energy Corp                                           100,539                                         2,063
Edison International                                        26,057                                         1,364
Entergy Corp                                                15,860                                         1,794
Exelon Corp                                                 53,596                                         4,042
FirstEnergy Corp                                            25,529                                         1,747
FPL Group Inc                                               32,437                                         2,088
Integrys Energy Group Inc (a)                                6,011                                           337
PG&E Corp                                                   28,057                                         1,420
Pinnacle West Capital Corp                                   7,999                                           386
PPL Corp                                                    30,798                                         1,343
Progress Energy Inc                                         20,562                                         1,039
Public Service Enterprise Group Inc                         20,216                                         1,748
Southern Co                                                 59,869                                         2,262
TECO Energy Inc                                             16,762                                           301
TXU Corp                                                    36,728                                         2,409
Xcel Energy Inc (a)                                         32,610                                           786
                                                                                               ------------------
                                                                                                          34,713
                                                                                               ------------------
Electric Products - Miscellaneous (0.31%)
Emerson Electric Co                                         63,812                                         2,998
Molex Inc (a)                                               11,339                                           339
                                                                                               ------------------
                                                                                                           3,337
                                                                                               ------------------
Electronic Components - Miscellaneous (0.07%)
Jabil Circuit Inc                                           14,771                                           344
Sanmina-SCI Corp (b)                                        42,392                                           147

Electronic Components - Miscellaneous
Solectron Corp (a)(b)                                       72,301                                           242
                                                                                               ------------------
                                                                                                             733
                                                                                               ------------------
Electronic Components - Semiconductors (1.89%)
Advanced Micro Devices Inc (a)(b)                           44,381                                           613
Altera Corp                                                 28,514                                           643
Broadcom Corp (b)                                           37,712                                         1,228
Intel Corp                                                 461,220                                         9,916
LSI Corp (a)(b)                                             61,595                                           524
Micron Technology Inc (a)(b)                                60,365                                           692
National Semiconductor Corp                                 22,683                                           597
Nvidia Corp (b)                                             28,435                                           935
PMC - Sierra Inc (a)(b)                                     16,986                                           131
QLogic Corp (b)                                             12,721                                           227
Texas Instruments Inc                                      115,439                                         3,968
Xilinx Inc                                                  26,541                                           782
                                                                                               ------------------
                                                                                                          20,256
                                                                                               ------------------
Electronic Forms (0.18%)
Adobe Systems Inc (b)                                       47,062                                         1,956
                                                                                               ------------------

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (a)(b)                             32,282                                         1,110
Tektronix Inc                                                6,535                                           192
                                                                                               ------------------
                                                                                                           1,302
                                                                                               ------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                              9,958                                           895
                                                                                               ------------------

Engineering - Research & Development Services (0.06%)
Fluor Corp (a)                                               7,033                                           672
                                                                                               ------------------

Engines - Internal Combustion (0.07%)
Cummins Inc (a)                                              8,333                                           768
                                                                                               ------------------

Enterprise Software & Services (0.71%)
BMC Software Inc (b)                                        16,312                                           528
CA Inc (a)                                                  32,897                                           897
Novell Inc (a)(b)                                           27,113                                           198
Oracle Corp (b)                                            319,126                                         5,999
                                                                                               ------------------
                                                                                                           7,622
                                                                                               ------------------
Entertainment Software (0.12%)
Electronic Arts Inc (a)(b)                                  24,796                                         1,250
                                                                                               ------------------

Fiduciary Banks (0.62%)
Bank of New York Co Inc/The                                 60,459                                         2,447
Mellon Financial Corp                                       33,268                                         1,428
Northern Trust Corp                                         15,082                                           950
State Street Corp (a)                                       26,699                                         1,839
                                                                                               ------------------
                                                                                                           6,664
                                                                                               ------------------
Filtration & Separation Products (0.04%)
Pall Corp                                                    9,837                                           413
                                                                                               ------------------

Finance - Commercial (0.09%)
CIT Group Inc                                               15,475                                           923
                                                                                               ------------------

Finance - Consumer Loans (0.16%)
SLM Corp                                                    32,828                                         1,767
                                                                                               ------------------

Finance - Credit Card (0.54%)
American Express Co                                         95,358                                         5,785
                                                                                               ------------------

Finance - Investment Banker & Broker (5.89%)
Bear Stearns Cos Inc/The                                     9,579                                         1,491
Charles Schwab Corp/The                                     82,141                                         1,571
Citigroup Inc                                              392,081                                        21,023
E*Trade Financial Corp (b)                                  34,163                                           754
Goldman Sachs Group Inc/The                                 32,899                                         7,192
JPMorgan Chase & Co                                        277,783                                        14,473
Lehman Brothers Holdings Inc                                42,074                                         3,167
Merrill Lynch & Co Inc                                      70,725                                         6,382
Morgan Stanley                                              85,139                                         7,153
                                                                                               ------------------
                                                                                                          63,206
                                                                                               ------------------
Finance - Mortgage Loan/Banker (0.92%)
Countrywide Financial Corp                                  47,171                                         1,749
Fannie Mae                                                  77,409                                         4,561
Freddie Mac                                                 55,423                                         3,590
                                                                                               ------------------
                                                                                                           9,900
                                                                                               ------------------
Finance - Other Services (0.13%)
Chicago Mercantile Exchange Holdings Inc                     2,787                                         1,440
                                                                                               ------------------

Financial Guarantee Insurance (0.18%)
AMBAC Financial Group Inc                                    8,186                                           751
MBIA Inc (a)                                                10,776                                           750
MGIC Investment Corp (a)                                     6,641                                           409
                                                                                               ------------------
                                                                                                           1,910
                                                                                               ------------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                          13,841                                           761
WM Wrigley Jr Co                                            17,447                                         1,027
                                                                                               ------------------
                                                                                                           1,788
                                                                                               ------------------
Food - Dairy Products (0.04%)
Dean Foods Co                                               10,313                                           376
                                                                                               ------------------

Food - Meat Products (0.04%)
Tyson Foods Inc (a)                                         20,175                                           423
                                                                                               ------------------

Food - Miscellaneous/Diversified (1.06%)
Campbell Soup Co                                            17,467                                           683
ConAgra Foods Inc                                           40,401                                           993
General Mills Inc                                           27,604                                         1,653
HJ Heinz Co                                                 25,980                                         1,224
Kellogg Co                                                  20,052                                         1,061
Kraft Foods Inc                                            131,149                                         4,390
McCormick & Co Inc/MD                                       10,412                                           386
Sara Lee Corp                                               58,660                                           963
                                                                                               ------------------
                                                                                                          11,353
                                                                                               ------------------
Food - Retail (0.32%)
Kroger Co/The                                               56,620                                         1,671
Safeway Inc                                                 35,229                                         1,279
Whole Foods Market Inc (a)                                  11,243                                           526
                                                                                               ------------------
                                                                                                           3,476
                                                                                               ------------------
Food - Wholesale & Distribution (0.22%)
SUPERVALU Inc (a)                                           16,620                                           763
SYSCO Corp                                                  49,344                                         1,615
                                                                                               ------------------
                                                                                                           2,378

                                                                                               ------------------

Forestry (0.18%)
Plum Creek Timber Co Inc                                    14,180                                           563
Weyerhaeuser Co                                             16,892                                         1,338
                                                                                               ------------------
                                                                                                           1,901
                                                                                               ------------------
Gas - Distribution (0.25%)
KeySpan Corp                                                14,043                                           581
Nicor Inc (a)                                                3,592                                           184
NiSource Inc                                                21,901                                           539
Sempra Energy (a)                                           21,027                                         1,335
                                                                                               ------------------
                                                                                                           2,639
                                                                                               ------------------
Gold Mining (0.14%)
Newmont Mining Corp                                         36,065                                         1,504
                                                                                               ------------------

Health Care Cost Containment (0.13%)
McKesson Corp                                               23,625                                         1,390
                                                                                               ------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                       22,201                                           681
                                                                                               ------------------

Hotels & Motels (0.37%)
Hilton Hotels Corp                                          31,107                                         1,058
Marriott International Inc/DE                               26,373                                         1,192
Starwood Hotels & Resorts Worldwide Inc                     17,183                                         1,151
Wyndham Worldwide Corp (a)(b)                               15,107                                           523
                                                                                               ------------------
                                                                                                           3,924
                                                                                               ------------------
Human Resources (0.08%)
Monster Worldwide Inc (b)                                   10,276                                           432
Robert Half International Inc                               13,434                                           447
                                                                                               ------------------
                                                                                                             879
                                                                                               ------------------
Independent Power Producer (0.03%)
Dynegy Inc (b)                                              32,173                                           303
                                                                                               ------------------

Industrial Automation & Robots (0.07%)
Rockwell Automation Inc                                     13,249                                           789
                                                                                               ------------------

Industrial Gases (0.28%)
Air Products & Chemicals Inc                                17,311                                         1,324
Praxair Inc                                                 25,622                                         1,654
                                                                                               ------------------
                                                                                                           2,978
                                                                                               ------------------
Instruments - Scientific (0.27%)
Applera Corp - Applied Biosystems Group                     14,680                                           459
PerkinElmer Inc                                              9,743                                           236
Thermo Fisher Scientific Inc (b)                            33,592                                         1,749
Waters Corp (a)(b)                                           8,120                                           482
                                                                                               ------------------
                                                                                                           2,926
                                                                                               ------------------
Insurance Brokers (0.22%)
AON Corp                                                    23,863                                           925
Marsh & McLennan Cos Inc (a)                                44,209                                         1,404
                                                                                               ------------------
                                                                                                           2,329
                                                                                               ------------------
Internet Security (0.17%)
Symantec Corp (b)                                           73,944                                         1,302
VeriSign Inc (a)(b)                                         19,605                                           536
                                                                                               ------------------
                                                                                                           1,838
                                                                                               ------------------
Investment Management & Advisory Services (0.53%)
Ameriprise Financial Inc                                    19,131                                         1,138
Federated Investors Inc                                      7,123                                           272

Investment Management & Advisory Services
Franklin Resources Inc                                      13,389                                         1,758
Janus Capital Group Inc (a)                                 15,174                                           380
Legg Mason Inc                                              10,518                                         1,043
T Rowe Price Group Inc                                      21,218                                         1,054
                                                                                               ------------------
                                                                                                           5,645
                                                                                               ------------------
Leisure & Recreation Products (0.02%)
Brunswick Corp/DE (a)                                        7,256                                           238
                                                                                               ------------------

Life & Health Insurance (0.89%)
Aflac Inc                                                   39,338                                         2,020
Cigna Corp                                                   7,795                                         1,213
Lincoln National Corp                                       22,138                                         1,575
Prudential Financial Inc (a)                                37,509                                         3,563
Torchmark Corp                                               7,836                                           535
Unum Group                                                  27,404                                           682
                                                                                               ------------------
                                                                                                           9,588
                                                                                               ------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                 10,857                                           407
                                                                                               ------------------

Machinery - Construction & Mining (0.41%)
Caterpillar Inc                                             51,649                                         3,751
Terex Corp (a)(b)                                            8,206                                           639
                                                                                               ------------------
                                                                                                           4,390
                                                                                               ------------------
Machinery - Farm (0.18%)
Deere & Co                                                  18,143                                         1,985
                                                                                               ------------------

Medical - Biomedical/Gene (1.11%)
Amgen Inc (b)                                               93,368                                         5,988
Biogen Idec Inc (b)                                         27,387                                         1,293
Celgene Corp (a)(b)                                         30,195                                         1,847
Genzyme Corp (b)                                            21,070                                         1,376
Medimmune Inc (a)(b)                                        19,014                                         1,078
Millipore Corp (a)(b)                                        4,313                                           318
                                                                                               ------------------
                                                                                                          11,900
                                                                                               ------------------
Medical - Drugs (4.96%)
Abbott Laboratories                                        123,408                                         6,987
Allergan Inc (a)                                            12,297                                         1,490
Bristol-Myers Squibb Co (a)                                161,509                                         4,661
Eli Lilly & Co                                              78,905                                         4,666
Forest Laboratories Inc (b)                                 25,421                                         1,353
King Pharmaceuticals Inc (a)(b)                             19,450                                           398
Merck & Co Inc                                             173,266                                         8,913
Pfizer Inc                                                 566,781                                        14,997
Schering-Plough Corp                                       118,983                                         3,775
Wyeth                                                      107,661                                         5,975
                                                                                               ------------------
                                                                                                          53,215
                                                                                               ------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                 8,529                                           413
Mylan Laboratories Inc (a)                                  19,575                                           429
Watson Pharmaceuticals Inc (b)                               8,198                                           224
                                                                                               ------------------
                                                                                                           1,066
                                                                                               ------------------
Medical - HMO (1.22%)
Aetna Inc                                                   41,299                                         1,936
Coventry Health Care Inc (b)                                12,754                                           738
Humana Inc (b)                                              13,334                                           843
UnitedHealth Group Inc                                     108,313                                         5,747

Medical - HMO
WellPoint Inc (b)                                           48,979                                         3,868
                                                                                               ------------------
                                                                                                          13,132
                                                                                               ------------------
Medical - Hospitals (0.03%)
Tenet Healthcare Corp (a)(b)                                37,717                                           280
                                                                                               ------------------

Medical - Nursing Homes (0.04%)
Manor Care Inc                                               5,828                                           378
                                                                                               ------------------

Medical - Wholesale Drug Distribution (0.28%)
AmerisourceBergen Corp                                      15,153                                           758
Cardinal Health Inc                                         32,014                                         2,239
                                                                                               ------------------
                                                                                                           2,997
                                                                                               ------------------
Medical Information Systems (0.04%)
IMS Health Inc                                              15,607                                           458
                                                                                               ------------------

Medical Instruments (0.70%)
Boston Scientific Corp (b)                                  94,713                                         1,462
Medtronic Inc                                               92,097                                         4,875
St Jude Medical Inc (b)                                     27,531                                         1,178
                                                                                               ------------------
                                                                                                           7,515
                                                                                               ------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                   9,789                                           773
Quest Diagnostics Inc                                       12,698                                           621
                                                                                               ------------------
                                                                                                           1,394
                                                                                               ------------------
Medical Products (2.23%)
Baxter International Inc                                    51,969                                         2,943
Becton Dickinson & Co                                       19,561                                         1,539
Biomet Inc                                                  19,588                                           846
Johnson & Johnson                                          231,456                                        14,864
Stryker Corp                                                23,846                                         1,549
Varian Medical Systems Inc (a)(b)                           10,273                                           434
Zimmer Holdings Inc (b)                                     18,967                                         1,716
                                                                                               ------------------
                                                                                                          23,891
                                                                                               ------------------
Metal - Aluminum (0.23%)
Alcoa Inc                                                   69,542                                         2,468
                                                                                               ------------------

Metal - Diversified (0.19%)
Freeport-McMoRan Copper & Gold Inc (a)                      29,976                                         2,013
                                                                                               ------------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc (a)                                     20,598                                         1,304
                                                                                               ------------------

Multi-Line Insurance (2.88%)
ACE Ltd                                                     26,130                                         1,554
Allstate Corp/The                                           49,484                                         3,084
American International Group Inc                           208,063                                        14,546
Assurant Inc (a)                                             8,023                                           461
Cincinnati Financial Corp                                   13,823                                           625
Genworth Financial Inc                                      35,252                                         1,286
Hartford Financial Services Group Inc                       25,610                                         2,592
Loews Corp                                                  36,075                                         1,707
MetLife Inc (a)                                             60,195                                         3,955
XL Capital Ltd                                              14,480                                         1,129
                                                                                               ------------------
                                                                                                          30,939
                                                                                               ------------------
Multimedia (1.94%)
EW Scripps Co                                                6,676                                           289
Multimedia
McGraw-Hill Cos Inc/The                                     28,386                                         1,860
Meredith Corp (a)                                            3,113                                           180
News Corp                                                  187,641                                         4,201
Time Warner Inc                                            305,153                                         6,295
Viacom Inc (b)                                              55,356                                         2,284
Walt Disney Co/The                                         163,824                                         5,731
                                                                                               ------------------
                                                                                                          20,840
                                                                                               ------------------
Networking Products (1.30%)
Cisco Systems Inc (b)                                      483,056                                        12,917
Juniper Networks Inc (a)(b)                                 45,525                                         1,018
                                                                                               ------------------
                                                                                                          13,935
                                                                                               ------------------
Non-Hazardous Waste Disposal (0.17%)
Allied Waste Industries Inc (a)(b)                          20,393                                           273
Waste Management Inc                                        42,633                                         1,595
                                                                                               ------------------
                                                                                                           1,868
                                                                                               ------------------
Office Automation & Equipment (0.21%)
Pitney Bowes Inc                                            17,618                                           846
Xerox Corp (b)                                              75,895                                         1,404
                                                                                               ------------------
                                                                                                           2,250
                                                                                               ------------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp                                          7,328                                           456
                                                                                               ------------------

Oil - Field Services (1.33%)
Baker Hughes Inc                                            25,611                                         2,059
BJ Services Co (a)                                          23,452                                           672
Halliburton Co                                              73,090                                         2,322
Schlumberger Ltd (a)                                        94,255                                         6,959
Smith International Inc (a)                                 15,946                                           836
Weatherford International Ltd (a)(b)                        27,044                                         1,420
                                                                                               ------------------
                                                                                                          14,268

                                                                                               ------------------
Oil & Gas Drilling (0.43%)
ENSCO International Inc (a)                                 12,067                                           680
Nabors Industries Ltd (a)(b)                                22,272                                           715
Noble Corp (a)                                              10,757                                           906
Rowan Cos Inc (a)                                            8,837                                           324
Transocean Inc (b)                                          23,430                                         2,020
                                                                                               ------------------
                                                                                                           4,645
                                                                                               ------------------
Oil Company - Exploration & Production (1.04%)
Anadarko Petroleum Corp (a)                                 37,037                                         1,728
Apache Corp (a)                                             26,469                                         1,919
Chesapeake Energy Corp (a)                                  32,747                                         1,105
Devon Energy Corp                                           35,546                                         2,591
EOG Resources Inc                                           19,514                                         1,433
Murphy Oil Corp                                             15,006                                           832
XTO Energy Inc                                              29,428                                         1,597
                                                                                               ------------------
                                                                                                          11,205
                                                                                               ------------------
Oil Company - Integrated (6.16%)
Chevron Corp                                               172,570                                        13,424
ConocoPhillips                                             131,488                                         9,119
Exxon Mobil Corp                                           455,333                                        36,145
Hess Corp                                                   21,608                                         1,226
Marathon Oil Corp                                           27,661                                         2,809
Occidental Petroleum Corp                                   67,028                                         3,398
                                                                                               ------------------
                                                                                                          66,121

                                                                                               ------------------

Oil Field Machinery & Equipment (0.11%)
National Oilwell Varco Inc (a)(b)                           14,060                                         1,193
                                                                                               ------------------

Oil Refining & Marketing (0.38%)
Sunoco Inc                                                   9,704                                           733
Valero Energy Corp                                          48,314                                         3,393
                                                                                               ------------------
                                                                                                           4,126
                                                                                               ------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                        4,346                                           256
                                                                                               ------------------

Paper & Related Products (0.22%)
International Paper Co (a)                                  36,196                                         1,365
MeadWestvaco Corp                                           14,593                                           487
Temple-Inland Inc                                            8,410                                           498
                                                                                               ------------------
                                                                                                           2,350
                                                                                               ------------------
Pharmacy Services (0.26%)
Express Scripts Inc (a)(b)                                  10,848                                         1,037
Medco Health Solutions Inc (b)                              23,037                                         1,797
                                                                                               ------------------
                                                                                                           2,834
                                                                                               ------------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)                                        22,994                                           573
                                                                                               ------------------

Pipelines (0.48%)
El Paso Corp                                                55,850                                           838
Kinder Morgan Inc                                            8,585                                           915
Questar Corp                                                 6,874                                           668
Spectra Energy Corp                                         50,214                                         1,310
Williams Cos Inc                                            47,814                                         1,410
                                                                                               ------------------
                                                                                                           5,141
                                                                                               ------------------
Printing - Commercial (0.07%)
RR Donnelley & Sons Co                                      17,467                                           702
                                                                                               ------------------

Property & Casualty Insurance (0.62%)
Chubb Corp                                                  32,677                                         1,759
Progressive Corp/The (a)                                    59,540                                         1,374
Safeco Corp                                                  8,443                                           563
Travelers Cos Inc/The                                       54,031                                         2,923
                                                                                               ------------------
                                                                                                           6,619
                                                                                               ------------------
Publicly Traded Investment Fund (0.25%)
iShares S&P 500 Index Fund/US (a)                           18,170                                         2,698
                                                                                               ------------------

Publishing - Newspapers (0.19%)
Dow Jones & Co Inc                                           5,225                                           190
Gannett Co Inc                                              18,780                                         1,072
New York Times Co (a)                                       11,510                                           269
Tribune Co                                                  14,215                                           466
                                                                                               ------------------
                                                                                                           1,997
                                                                                               ------------------
Quarrying (0.09%)
Vulcan Materials Co (a)                                      7,599                                           940
                                                                                               ------------------

Real Estate Magagement & Services (0.05%)
CB Richard Ellis Group Inc (a)(b)                           14,939                                           506
                                                                                               ------------------

Regional Banks (5.03%)
Bank of America Corp                                       357,676                                        18,206
Capital One Financial Corp                                  32,838                                         2,438

Regional Banks
Comerica Inc                                                12,608                                           780
Fifth Third Bancorp                                         44,487                                         1,806
Huntington Bancshares Inc/OH (a)                            18,835                                           418
Keycorp                                                     31,662                                         1,130
National City Corp (a)                                      47,384                                         1,732
PNC Financial Services Group Inc                            27,685                                         2,051
SunTrust Banks Inc (a)                                      28,413                                         2,399
US Bancorp                                                 141,654                                         4,866
Wachovia Corp                                              152,414                                         8,465
Wells Fargo & Co                                           270,207                                         9,698
                                                                                               ------------------
                                                                                                          53,989
                                                                                               ------------------
REITS - Apartments (0.30%)
Apartment Investment & Management Co (a)                     7,804                                           432
Archstone-Smith Trust                                       17,625                                           918
AvalonBay Communities Inc                                    6,346                                           776
Equity Residential                                          23,514                                         1,092
                                                                                               ------------------
                                                                                                           3,218
                                                                                               ------------------
REITS - Diversified (0.12%)
Vornado Realty Trust                                        10,427                                         1,237
                                                                                               ------------------

REITS - Hotels (0.10%)
Host Hotels & Resorts Inc (a)                               41,651                                         1,068
                                                                                               ------------------

REITS - Office Property (0.10%)
Boston Properties Inc (a)                                    9,513                                         1,118
                                                                                               ------------------

REITS - Regional Malls (0.19%)
Simon Property Group Inc                                    17,722                                         2,043
                                                                                               ------------------

REITS - Shopping Centers (0.14%)
Developers Diversified Realty Corp (a)                      10,139                                           660
Kimco Realty Corp (a)                                       18,078                                           869
                                                                                               ------------------
                                                                                                           1,529
                                                                                               ------------------
REITS - Storage (0.09%)
Public Storage Inc                                           9,811                                           916
                                                                                               ------------------

REITS - Warehouse & Industrial (0.12%)
Prologis (a)                                                20,493                                         1,328
                                                                                               ------------------

Retail - Apparel & Shoe (0.29%)
Abercrombie & Fitch Co (a)                                   7,058                                           576
Gap Inc/The                                                 42,140                                           757
Ltd Brands Inc                                              27,354                                           754
Nordstrom Inc                                               18,296                                         1,005
                                                                                               ------------------
                                                                                                           3,092
                                                                                               ------------------
Retail - Auto Parts (0.05%)
Autozone Inc (a)(b)                                          3,973                                           529
                                                                                               ------------------

Retail - Automobile (0.02%)
AutoNation Inc (a)(b)                                       12,039                                           246
                                                                                               ------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                                   22,663                                           923
                                                                                               ------------------

Retail - Building Products (0.92%)
Home Depot Inc                                             163,220                                         6,181

Retail - Building Products
Lowe's Cos Inc                                             121,786                                         3,722
                                                                                               ------------------
                                                                                                           9,903
                                                                                               ------------------
Retail - Consumer Electronics (0.19%)
Best Buy Co Inc                                             32,376                                         1,510
Circuit City Stores Inc                                     11,383                                           199
RadioShack Corp (a)                                         10,893                                           317
                                                                                               ------------------
                                                                                                           2,026
                                                                                               ------------------
Retail - Discount (1.65%)
Big Lots Inc (a)(b)                                          8,757                                           282
Costco Wholesale Corp                                       36,174                                         1,938
Dollar General Corp (a)                                     24,955                                           533
Family Dollar Stores Inc (a)                                12,127                                           386
Target Corp                                                 68,690                                         4,078
TJX Cos Inc                                                 36,397                                         1,015
Wal-Mart Stores Inc                                        196,671                                         9,424
                                                                                               ------------------
                                                                                                          17,656
                                                                                               ------------------
Retail - Drug Store (0.74%)
CVS/Caremark Corp                                          123,183                                         4,464
Walgreen Co                                                 80,042                                         3,514
                                                                                               ------------------
                                                                                                           7,978
                                                                                               ------------------
Retail - Jewelry (0.05%)
Tiffany & Co                                                10,824                                           516
                                                                                               ------------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                            17,993                                         1,423
Sears Holdings Corp (a)(b)                                   6,647                                         1,269
                                                                                               ------------------
                                                                                                           2,692
                                                                                               ------------------
Retail - Office Supplies (0.23%)
Office Depot Inc (b)                                        22,112                                           744
OfficeMax Inc                                                5,997                                           295
Staples Inc                                                 57,342                                         1,422
                                                                                               ------------------
                                                                                                           2,461
                                                                                               ------------------
Retail - Regional Department Store (0.35%)
Dillard's Inc                                                4,869                                           169
Federated Department Stores Inc (a)                         36,758                                         1,614
Kohl's Corp (b)                                             26,154                                         1,936
                                                                                               ------------------
                                                                                                           3,719
                                                                                               ------------------
Retail - Restaurants (0.80%)
Darden Restaurants Inc                                      11,612                                           482
McDonald's Corp                                             96,249                                         4,647
Starbucks Corp (a)(b)                                       60,058                                         1,863
Wendy's International Inc                                    6,936                                           261
Yum! Brands Inc                                             21,084                                         1,304
                                                                                               ------------------
                                                                                                           8,557
                                                                                               ------------------
Rubber - Tires (0.04%)
Goodyear Tire & Rubber Co/The (a)(b)                        14,416                                           479
                                                                                               ------------------

Savings & Loans - Thrifts (0.39%)
Hudson City Bancorp Inc                                     39,581                                           527
Sovereign Bancorp Inc                                       28,880                                           701
Washington Mutual Inc                                       71,101                                         2,985
                                                                                               ------------------
                                                                                                           4,213
                                                                                               ------------------
Schools (0.05%)
Apollo Group Inc (a)(b)                                     11,192                                           529
                                                                                               ------------------


Semiconductor Component - Integrated Circuits (0.26%)
Analog Devices Inc (a)                                      26,689                                         1,031
Linear Technology Corp (a)                                  23,937                                           896
Maxim Integrated Products Inc                               25,647                                           813
                                                                                               ------------------
                                                                                                           2,740
                                                                                               ------------------
Semiconductor Equipment (0.34%)
Applied Materials Inc                                      111,716                                         2,147
Kla-Tencor Corp (a)                                         15,973                                           887
Novellus Systems Inc (a)(b)                                 10,057                                           326
Teradyne Inc (a)(b)                                         15,176                                           265
                                                                                               ------------------
                                                                                                           3,625
                                                                                               ------------------
Steel - Producers (0.23%)
Nucor Corp (a)                                              24,083                                         1,528
United States Steel Corp                                     9,476                                           962
                                                                                               ------------------
                                                                                                           2,490
                                                                                               ------------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                                   8,156                                           894
                                                                                               ------------------

Telecommunication Equipment (0.09%)
ADC Telecommunications Inc (a)(b)                            9,379                                           173
Avaya Inc (b)                                               36,256                                           468
Tellabs Inc (b)                                             34,975                                           371
                                                                                               ------------------
                                                                                                           1,012
                                                                                               ------------------
Telecommunication Equipment - Fiber Optics (0.32%)
Ciena Corp (a)(b)                                            6,807                                           199
Corning Inc (b)                                            125,538                                         2,978
JDS Uniphase Corp (a)(b)                                    16,890                                           278
                                                                                               ------------------
                                                                                                           3,455
                                                                                               ------------------
Telecommunication Services (0.07%)
Embarq Corp                                                 12,039                                           723
                                                                                               ------------------

Telephone - Integrated (3.30%)
AT&T Inc                                                   499,379                                        19,336
CenturyTel Inc                                               8,907                                           410
Citizens Communications Co (a)                              27,091                                           422
Qwest Communications International Inc (a)(b)              125,445                                         1,114
Sprint Nextel Corp                                         232,131                                         4,650
Verizon Communications Inc                                 232,721                                         8,885
Windstream Corp (a)                                         38,127                                           557
                                                                                               ------------------
                                                                                                          35,374
                                                                                               ------------------
Television (0.17%)
CBS Corp (a)                                                59,026                                         1,875
                                                                                               ------------------

Therapeutics (0.28%)
Gilead Sciences Inc (b)                                     37,162                                         3,037
                                                                                               ------------------

Tobacco (1.23%)
Altria Group Inc                                           167,836                                        11,568
Reynolds American Inc (a)                                   13,713                                           881
UST Inc (a)                                                 12,846                                           728
                                                                                               ------------------
                                                                                                          13,177

                                                                                               ------------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                          5,246                                           476
Snap-On Inc                                                  4,711                                           257
Stanley Works/The (a)                                        6,623                                           386
                                                                                               ------------------
                                                                                                           1,119
                                                                                               ------------------

Toys (0.12%)
Hasbro Inc                                                  12,865                                           406
Mattel Inc                                                  31,444                                           890
                                                                                               ------------------
                                                                                                           1,296
                                                                                               ------------------
Transport - Rail (0.76%)
Burlington Northern Santa Fe Corp                           28,708                                         2,513
CSX Corp (a)                                                34,933                                         1,508
Norfolk Southern Corp                                       31,749                                         1,690
Union Pacific Corp                                          21,654                                         2,474
                                                                                               ------------------
                                                                                                           8,185
                                                                                               ------------------
Transport - Services (0.89%)
CH Robinson Worldwide Inc (a)                               13,843                                           740
FedEx Corp                                                  24,562                                         2,590
Ryder System Inc                                             4,856                                           256
United Parcel Service Inc (a)                               85,291                                         6,007
                                                                                               ------------------
                                                                                                           9,593
                                                                                               ------------------
Web Portals (1.02%)
Google Inc (b)                                              17,408                                         8,206
Yahoo! Inc (a)(b)                                           97,641                                         2,738
                                                                                               ------------------
                                                                                                          10,944
                                                                                               ------------------
Wireless Equipment (0.85%)
Motorola Inc                                               191,174                                         3,313
Qualcomm Inc                                               132,481                                         5,803
                                                                                               ------------------
                                                                                                           9,116
                                                                                               ------------------
TOTAL COMMON STOCKS                                                                         $          1,061,049
                                                                                               ------------------
                                                          Principal
                                                          Amount                                 Value (000's)
                                                          (000's)
SHORT TERM INVESTMENTS (1.22%)
Repurchase Agreements (1.22%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                          13,115                                        13,115
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $13,509,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                               ------------------

TOTAL SHORT TERM INVESTMENTS                                                                $             13,115

                                                                                               ------------------
MONEY MARKET FUNDS (11.34%)
Money Center Banks (11.34%)
BNY Institutional Cash Reserve Fund (d)                    121,697                                       121,697
                                                                                               ------------------
TOTAL MONEY MARKET FUNDS                                                                    $            121,697
                                                                                               ------------------
Total Investments                                                                           $          1,195,861
Liabilities in Excess of Other Assets, Net - (11.43)%                                                  (122,664)
                                                                                               ------------------
TOTAL NET ASSETS - 100.00%                                                                  $          1,073,197
                                                                                               ==================
                                                                                               ------------------

                                                                                               ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,529 or 0.52% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            255,129
Unrealized Depreciation                                           (27,785)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                         227,344
Cost for federal income tax purposes                               968,517
All dollar amounts are shown in thousands (000's)


                                Futures Contracts
                                              Current        Unrealized
                     Number       Original    Market        Appreciation/
                        of
Type                 Contracts     Value       Value       (Depreciation)
-------------------- --------- ----------- ------------ -------
Buy:
S&P 500; June 2007      35        $12,884      $13,024             140
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------ ---------------
Sector                                                        Percent
------------------------------------------------------ ---------------
Financial                                                      33.67%
Consumer, Non-cyclical                                         19.90%
Communications                                                 11.14%
Industrial                                                     11.02%
Technology                                                     10.52%
Energy                                                         10.09%
Consumer, Cyclical                                              8.28%
Utilities                                                       3.62%
Basic Materials                                                 2.94%
Exchange Traded Funds                                           0.25%
Liabilities in Excess of Other Assets, Net                  (-11.43%)
                                                           -----------
TOTAL NET ASSETS                                              100.00%
                                                           ===========

Other Assets Summary (unaudited)
------------------------------------------------------ ---------------
Asset Type                                                    Percent
------------------------------------------------------ ---------------
Futures                                                         1.21%


Schedule of Investments

April 30, 2007 (unaudited)
LargeCap Value Fund

                                                            Shares                                 Value (000's)
                                                              Held
COMMON STOCKS (97.30%)
Advertising Agencies (0.30%)
Omnicom Group Inc                                             22,680                          $              2,375
                                                                                                 ------------------

Aerospace & Defense (1.14%)
General Dynamics Corp                                         82,100                                         6,445
Lockheed Martin Corp                                          28,500                                         2,740
                                                                                                 ------------------
                                                                                                             9,185
                                                                                                 ------------------
Aerospace & Defense Equipment (0.36%)
United Technologies Corp                                      43,250                                         2,903
                                                                                                 ------------------

Airlines (0.30%)
AMR Corp (a)(b)                                               93,610                                         2,442
                                                                                                 ------------------

Auto/Truck Parts & Equipment - Original (0.32%)
Autoliv Inc                                                   44,350                                         2,579
                                                                                                 ------------------

Beverages - Non-Alcoholic (0.66%)
Coca-Cola Co/The                                             101,660                                         5,306
                                                                                                 ------------------

Brewery (0.59%)
Anheuser-Busch Cos Inc                                        96,590                                         4,751
                                                                                                 ------------------

Cable TV (0.49%)
Comcast Corp (a)(b)                                           40,565                                         1,081
DIRECTV Group Inc/The (a)(b)                                 118,790                                         2,832
                                                                                                 ------------------
                                                                                                             3,913
                                                                                                 ------------------
Cellular Telecommunications (0.49%)
Alltel Corp                                                   63,510                                         3,981
                                                                                                 ------------------

Chemicals - Diversified (0.98%)
Celanese Corp (a)                                            101,800                                         3,377
Dow Chemical Co/The                                           18,610                                           830
Lyondell Chemical Co (a)                                     118,430                                         3,685
                                                                                                 ------------------
                                                                                                             7,892
                                                                                                 ------------------
Chemicals - Specialty (0.75%)
Albemarle Corp (a)                                            74,552                                         3,165
Sigma-Aldrich Corp                                            69,050                                         2,905
                                                                                                 ------------------
                                                                                                             6,070
                                                                                                 ------------------
Commercial Banks (0.67%)
BB&T Corp (a)                                                130,210                                         5,419
                                                                                                 ------------------

Commercial Services (0.35%)
Convergys Corp (b)                                           111,810                                         2,824
                                                                                                 ------------------

Commercial Services - Finance (0.25%)
Equifax Inc (a)                                               50,840                                         2,023
                                                                                                 ------------------

Computers (1.60%)
Hewlett-Packard Co                                           191,680                                         8,077

Computers
International Business Machines Corp                          47,080                                         4,812
                                                                                                 ------------------
                                                                                                            12,889
                                                                                                 ------------------
Computers - Integrated Systems (0.31%)
NCR Corp (a)(b)                                               48,760                                         2,458
                                                                                                 ------------------

Consumer Products - Miscellaneous (0.39%)
Jarden Corp (a)(b)                                            75,070                                         3,163
                                                                                                 ------------------

Containers - Paper & Plastic (0.49%)
Sonoco Products Co                                            92,000                                         3,923
                                                                                                 ------------------

Cosmetics & Toiletries (2.18%)
Colgate-Palmolive Co                                          41,470                                         2,809
Procter & Gamble Co                                          230,290                                        14,810
                                                                                                 ------------------
                                                                                                            17,619
                                                                                                 ------------------
Diversified Manufacturing Operations (3.65%)
Dover Corp                                                    56,320                                         2,710
General Electric Co                                          646,276                                        23,822
Parker Hannifin Corp                                          31,910                                         2,940
                                                                                                 ------------------
                                                                                                            29,472
                                                                                                 ------------------
Electric - Integrated (3.83%)
Alliant Energy Corp                                           20,376                                           892
Constellation Energy Group Inc                                52,000                                         4,634
Entergy Corp                                                  54,940                                         6,216
FPL Group Inc (a)                                             99,450                                         6,402
MDU Resources Group Inc                                       98,020                                         2,970
PG&E Corp (a)                                                 99,330                                         5,026
Public Service Enterprise Group Inc                           55,020                                         4,757
                                                                                                 ------------------
                                                                                                            30,897
                                                                                                 ------------------
Electric Products - Miscellaneous (0.43%)
Emerson Electric Co                                           73,713                                         3,464
                                                                                                 ------------------

Electronic Design Automation (0.40%)
Cadence Design Systems Inc (a)(b)                            145,830                                         3,237
                                                                                                 ------------------

Finance - Investment Banker & Broker (10.57%)
Bear Stearns Cos Inc/The (a)                                  33,110                                         5,155
Citigroup Inc                                                475,754                                        25,510
Goldman Sachs Group Inc/The                                   21,800                                         4,766
JPMorgan Chase & Co                                          416,868                                        21,719
Lehman Brothers Holdings Inc                                  71,922                                         5,414
Merrill Lynch & Co Inc                                       123,340                                        11,129
Morgan Stanley                                               138,350                                        11,623
                                                                                                 ------------------
                                                                                                            85,316
                                                                                                 ------------------
Finance - Mortgage Loan/Banker (1.09%)
Fannie Mae                                                   149,400                                         8,803
                                                                                                 ------------------

Financial Guarantee Insurance (0.83%)
PMI Group Inc/The                                             62,170                                         3,013
Radian Group Inc (a)                                          63,910                                         3,714
                                                                                                 ------------------
                                                                                                             6,727
                                                                                                 ------------------
Food - Miscellaneous/Diversified (1.07%)
Campbell Soup Co                                              51,840                                         2,027
General Mills Inc                                             78,540                                         4,704

Food - Miscellaneous/Diversified
Kraft Foods Inc                                               56,820                                         1,902
                                                                                                 ------------------
                                                                                                             8,633

                                                                                                 ------------------
Food - Retail (0.48%)
Kroger Co/The                                                131,880                                         3,892
                                                                                                 ------------------

Funeral Services & Related Items (0.38%)
Service Corp International/US (a)                            248,620                                         3,021
                                                                                                 ------------------

Gas - Distribution (1.28%)
AGL Resources Inc (a)                                         62,820                                         2,735
Nicor Inc (a)                                                 45,180                                         2,315
Sempra Energy (a)                                             82,870                                         5,261
                                                                                                 ------------------
                                                                                                            10,311
                                                                                                 ------------------
Health Care Cost Containment (0.26%)
McKesson Corp (a)                                             35,870                                         2,110
                                                                                                 ------------------

Hotels & Motels (0.37%)
Starwood Hotels & Resorts Worldwide Inc                       44,960                                         3,013
                                                                                                 ------------------

Independent Power Producer (1.54%)
Dynegy Inc (b)                                               469,890                                         4,422
Mirant Corp (b)                                              106,220                                         4,766
NRG Energy Inc (b)                                            41,400                                         3,269
                                                                                                 ------------------
                                                                                                            12,457
                                                                                                 ------------------
Industrial Gases (0.40%)
Air Products & Chemicals Inc                                  42,100                                         3,221
                                                                                                 ------------------

Instruments - Scientific (0.34%)
Applera Corp - Applied Biosystems Group                       86,550                                         2,704
                                                                                                 ------------------

Internet Security (0.22%)
McAfee Inc (b)                                                54,900                                         1,784
                                                                                                 ------------------

Life & Health Insurance (1.54%)
Cigna Corp                                                    23,800                                         3,703
Lincoln National Corp                                         72,760                                         5,177
Reinsurance Group of America Inc                              56,960                                         3,549
                                                                                                 ------------------
                                                                                                            12,429
                                                                                                 ------------------
Machinery - Construction & Mining (0.47%)
Terex Corp (a)(b)                                             48,920                                         3,808
                                                                                                 ------------------

Medical - Drugs (4.93%)
Bristol-Myers Squibb Co (a)                                  200,220                                         5,778
Merck & Co Inc                                               222,700                                        11,456
Pfizer Inc (c)                                               853,350                                        22,580
                                                                                                 ------------------
                                                                                                            39,814
                                                                                                 ------------------
Medical - Wholesale Drug Distribution (0.35%)
AmerisourceBergen Corp                                        55,884                                         2,794
                                                                                                 ------------------

Medical Products (0.50%)
Johnson & Johnson                                             62,340                                         4,004
                                                                                                 ------------------

Multi-Line Insurance (4.07%)
American Financial Group Inc/OH                               57,355                                         2,023
American International Group Inc                             163,380                                        11,422

Multi-Line Insurance
Genworth Financial Inc                                       116,270                                         4,243
Hartford Financial Services Group Inc                         59,210                                         5,992
HCC Insurance Holdings Inc                                    77,110                                         2,364
MetLife Inc (a)                                              103,490                                         6,799
                                                                                                 ------------------
                                                                                                            32,843
                                                                                                 ------------------
Multimedia (2.58%)
McGraw-Hill Cos Inc/The                                       34,270                                         2,246
News Corp                                                    219,260                                         4,909
Time Warner Inc                                              242,950                                         5,012
Walt Disney Co/The                                           247,370                                         8,653
                                                                                                 ------------------
                                                                                                            20,820
                                                                                                 ------------------
Oil - Field Services (0.44%)
Tidewater Inc (a)                                             55,771                                         3,525
                                                                                                 ------------------

Oil Company - Integrated (11.08%)
Chevron Corp                                                 284,178                                        22,106
ConocoPhillips                                               135,470                                         9,395
Exxon Mobil Corp                                             625,444                                        49,648
Occidental Petroleum Corp                                    163,431                                         8,286
                                                                                                 ------------------
                                                                                                            89,435
                                                                                                 ------------------
Oil Field Machinery & Equipment (0.44%)
National Oilwell Varco Inc (a)(b)                             41,785                                         3,546
                                                                                                 ------------------

Oil Refining & Marketing (2.10%)
Frontier Oil Corp                                            101,510                                         3,586
Tesoro Corp (a)                                               40,270                                         4,881
Valero Energy Corp                                           121,181                                         8,511
                                                                                                 ------------------
                                                                                                            16,978
                                                                                                 ------------------
Pharmacy Services (0.32%)
Medco Health Solutions Inc (b)                                33,400                                         2,606
                                                                                                 ------------------

Property & Casualty Insurance (2.34%)
Chubb Corp                                                    95,580                                         5,145
Philadelphia Consolidated Holding Co (a)(b)                   57,580                                         2,499
Safeco Corp (a)                                               36,330                                         2,425
Travelers Cos Inc/The                                        132,240                                         7,154
WR Berkley Corp (a)                                           51,032                                         1,658
                                                                                                 ------------------
                                                                                                            18,881
                                                                                                 ------------------
Regional Banks (9.68%)
Bank of America Corp                                         531,276                                        27,042
Comerica Inc                                                  73,710                                         4,564
Keycorp (a)                                                  132,070                                         4,712
PNC Financial Services Group Inc                              85,240                                         6,316
US Bancorp (a)                                               283,260                                         9,730
Wachovia Corp                                                225,767                                        12,539
Wells Fargo & Co                                             367,700                                        13,197
                                                                                                 ------------------
                                                                                                            78,100
                                                                                                 ------------------
REITS - Apartments (0.64%)
AvalonBay Communities Inc (a)                                 26,400                                         3,228
Essex Property Trust Inc (a)                                  15,220                                         1,961
                                                                                                 ------------------
                                                                                                             5,189

                                                                                                 ------------------
REITS - Healthcare (0.33%)
Ventas Inc                                                    63,050                                         2,658
                                                                                                 ------------------

REITS - Hotels (0.63%)
Hospitality Properties Trust (a)                              44,410                                         2,022
REITS - Hotels
Host Hotels & Resorts Inc                                    118,370                                         3,035
                                                                                                 ------------------
                                                                                                             5,057
                                                                                                 ------------------
REITS - Office Property (0.78%)
Boston Properties Inc                                         36,487                                         4,290
SL Green Realty Corp (a)                                      14,190                                         1,999
                                                                                                 ------------------
                                                                                                             6,289

                                                                                                 ------------------
REITS - Regional Malls (0.82%)
Simon Property Group Inc                                      35,800                                         4,127
Taubman Centers Inc                                           44,020                                         2,467
                                                                                                 ------------------
                                                                                                             6,594
                                                                                                 ------------------
Retail - Discount (0.27%)
Dollar Tree Stores Inc (b)                                    55,850                                         2,196
                                                                                                 ------------------

Retail - Major Department Store (0.70%)
JC Penney Co Inc                                              28,710                                         2,271
Sears Holdings Corp (a)(b)                                    17,800                                         3,398
                                                                                                 ------------------
                                                                                                             5,669
                                                                                                 ------------------
Retail - Office Supplies (0.23%)
OfficeMax Inc (a)                                             38,060                                         1,873
                                                                                                 ------------------

Retail - Restaurants (1.24%)
McDonald's Corp                                              207,243                                        10,006
                                                                                                 ------------------

Savings & Loans - Thrifts (0.21%)
Washington Mutual Inc                                         39,560                                         1,661
                                                                                                 ------------------

Semiconductor Component - Integrated Circuits (0.34%)
Atmel Corp (a)(b)                                            521,126                                         2,772
                                                                                                 ------------------

Steel - Producers (1.11%)
Nucor Corp                                                    84,950                                         5,391
Steel Dynamics Inc (a)                                        80,930                                         3,586
                                                                                                 ------------------
                                                                                                             8,977
                                                                                                 ------------------
Telecommunication Services (0.33%)
Embarq Corp                                                   44,110                                         2,648
                                                                                                 ------------------

Telephone - Integrated (5.71%)
AT&T Inc                                                     722,817                                        27,987
CenturyTel Inc                                                72,770                                         3,351
Qwest Communications International Inc (a)(b)                498,847                                         4,430
Sprint Nextel Corp (a)                                        38,674                                           775
Verizon Communications Inc                                   248,693                                         9,495
                                                                                                 ------------------
                                                                                                            46,038
                                                                                                 ------------------
Tobacco (2.38%)
Altria Group Inc                                             148,363                                        10,225
Loews Corp - Carolina Group                                   47,380                                         3,626
Reynolds American Inc (a)                                     53,740                                         3,453
UST Inc (a)                                                   33,800                                         1,916
                                                                                                 ------------------
                                                                                                            19,220
                                                                                                 ------------------
Tools - Hand Held (0.40%)
Snap-On Inc (a)                                               59,470                                         3,241
                                                                                                 ------------------

Toys (0.58%)
Mattel Inc                                                   163,800                                         4,636
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $            785,084
                                                                                                 ------------------

                                                            Principal
                                                            Amount                                 Value (000's)
                                                            (000's)
SHORT TERM INVESTMENTS (2.83%)
Repurchase Agreements (2.83%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                           22,838                                        22,838
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $23,523,000; 0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                                 ------------------

TOTAL SHORT TERM INVESTMENTS                                                                  $             22,838
                                                                                                 ------------------
MONEY MARKET FUNDS (9.84%)
Money Center Banks (9.84%)
BNY Institutional Cash Reserve Fund (d)                       79,407                                        79,407
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $             79,407

                                                                                                 ------------------
Total Investments                                                                             $            887,329
Liabilities in Excess of Other Assets, Net - (9.97)%                                                      (80,428)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $            806,901
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $534 or 0.07% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            138,413
Unrealized Depreciation                                           (4,545)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                        133,868
Cost for federal income tax purposes                              753,461
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                  Current        Unrealized
                          Number      Original    Market        Appreciation/
                             of
Type                      Contracts    Value       Value       (Depreciation)
------------------------- --------- ------------ ------------ -------
Buy:
Russell 1000; June 2007      51         $20,048      $20,685     637
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------ ---------------
Sector                                                        Percent
------------------------------------------------------ ---------------
Financial                                                      46.87%
Consumer, Non-cyclical                                         15.09%
Energy                                                         14.06%
Communications                                                 10.11%
Industrial                                                      7.28%
Utilities                                                       6.65%
Consumer, Cyclical                                              4.02%
Basic Materials                                                 3.24%
Technology                                                      2.65%
Liabilities in Excess of Other Assets, Net                   (-9.97%)
                                                       ---------------
TOTAL NET ASSETS                                              100.00%
                                                       ===============

Other Assets Summary (unaudited)
------------------------------------------------------ ---------------
Asset Type                                                    Percent
------------------------------------------------------ ---------------
Futures                                                         2.56%


Schedule of Investments

April 30, 2007 (unaudited)
MidCap Blend Fund

                                                             Shares                                 Value (000's)
                                                               Held
COMMON STOCKS (99.66%)
Advertising Sales (0.67%)
Lamar Advertising Co (a)                                       99,542                          $              6,006
                                                                                                  ------------------

Aerospace & Defense Equipment (0.98%)
Alliant Techsystems Inc (a)(b)                                 95,054                                         8,852
                                                                                                  ------------------

Applications Software (1.02%)
Intuit Inc (a)(b)                                             322,333                                         9,170
                                                                                                  ------------------

Broadcasting Services & Programming (5.15%)
Discovery Holding Co (b)                                      761,518                                        16,563
Liberty Global Inc - A Shares (a)(b)                          143,649                                         5,156
Liberty Global Inc - B Shares (a)(b)                          301,268                                        10,065
Liberty Media Holding Corp - Capital (a)(b)                   128,992                                        14,572
                                                                                                  ------------------
                                                                                                             46,356
                                                                                                  ------------------
Building & Construction Products - Miscellaneous (0.63%)
USG Corp (a)(b)                                               123,138                                         5,683
                                                                                                  ------------------

Building Products - Cement & Aggregate (0.48%)
Martin Marietta Materials Inc (a)                              29,719                                         4,334
                                                                                                  ------------------

Cable TV (1.85%)
EchoStar Communications Corp (a)(b)                           357,338                                        16,627
                                                                                                  ------------------

Casino Services (1.06%)
International Game Technology                                 249,637                                         9,521
                                                                                                  ------------------

Commercial Banks (2.31%)
Commerce Bancorp Inc/NJ (a)                                   163,191                                         5,457
M&T Bank Corp (a)                                              52,368                                         5,831
TCF Financial Corp                                            349,756                                         9,471
                                                                                                  ------------------
                                                                                                             20,759
                                                                                                  ------------------
Commercial Services (2.74%)
ChoicePoint Inc (b)                                           168,958                                         6,415
Iron Mountain Inc (a)(b)                                      266,374                                         7,485
Weight Watchers International Inc (a)                         224,003                                        10,750
                                                                                                  ------------------
                                                                                                             24,650
                                                                                                  ------------------
Commercial Services - Finance (1.06%)
Western Union Co/The                                          454,262                                         9,562
                                                                                                  ------------------

Data Processing & Management (5.73%)
Automatic Data Processing Inc                                 172,433                                         7,718
Broadridge Financial Solutions Inc                             41,687                                           835
Fidelity National Information Services                        294,602                                        14,886
First Data Corp                                               292,545                                         9,479
Paychex Inc                                                   385,330                                        14,296
SEI Investments Co                                             71,183                                         4,344
                                                                                                  ------------------
                                                                                                             51,558
                                                                                                  ------------------

Dental Supplies & Equipment (1.29%)
Dentsply International Inc                                    346,386                                        11,573
                                                                                                  ------------------

Distribution & Wholesale (0.89%)
Fastenal Co (a)                                               194,167                                         7,984
                                                                                                  ------------------

Diversified Manufacturing Operations (1.80%)
Dover Corp                                                    146,049                                         7,028
Tyco International Ltd                                        282,071                                         9,204
                                                                                                  ------------------
                                                                                                             16,232
                                                                                                  ------------------
Diversified Operations (1.46%)
Onex Corp (a)(b)                                              374,265                                        13,152
                                                                                                  ------------------

E-Commerce - Services (0.56%)
Liberty Media Corp - Interactive (b)                          201,152                                         5,035
                                                                                                  ------------------

Electric - Generation (1.14%)
AES Corp/The (b)                                              466,380                                        10,256
                                                                                                  ------------------

Electric - Integrated (1.21%)
Ameren Corp (a)                                               125,296                                         6,587
SCANA Corp                                                     99,175                                         4,317
                                                                                                  ------------------
                                                                                                             10,904
                                                                                                  ------------------
Electronic Components - Miscellaneous (1.18%)
Gentex Corp (a)                                               597,701                                        10,639
                                                                                                  ------------------

Electronic Components - Semiconductors (0.86%)
Microchip Technology Inc                                      191,586                                         7,729
                                                                                                  ------------------

Energy - Alternate Sources (1.76%)
Covanta Holding Corp (a)(b)                                   645,093                                        15,831
                                                                                                  ------------------

Financial Guarantee Insurance (1.42%)
AMBAC Financial Group Inc (a)                                 139,438                                        12,800
                                                                                                  ------------------

Food - Wholesale & Distribution (1.66%)
SYSCO Corp                                                    455,255                                        14,905
                                                                                                  ------------------

Gold Mining (1.46%)
Newmont Mining Corp (a)                                       315,005                                        13,136
                                                                                                  ------------------

Human Resources (0.64%)
Robert Half International Inc                                 172,012                                         5,728
                                                                                                  ------------------

Insurance Brokers (1.86%)
AON Corp                                                      210,899                                         8,172
Marsh & McLennan Cos Inc (a)                                  270,454                                         8,590
                                                                                                  ------------------
                                                                                                             16,762
                                                                                                  ------------------
Investment Management & Advisory Services (2.57%)
Eaton Vance Corp                                              123,245                                         4,711
Legg Mason Inc                                                 89,315                                         8,859
Nuveen Investments Inc (a)                                    178,880                                         9,534
                                                                                                  ------------------
                                                                                                             23,104
                                                                                                  ------------------
Life & Health Insurance (1.83%)
Aflac Inc                                                     321,186                                        16,490
                                                                                                  ------------------


Linen Supply & Related Items (2.86%)
Cintas Corp (a)                                               686,403                                        25,720
                                                                                                  ------------------

Machinery - Print Trade (1.85%)
Zebra Technologies Corp (a)(b)                                417,945                                        16,630
                                                                                                  ------------------

Medical - Biomedical/Gene (0.74%)
Medimmune Inc (a)(b)                                          117,319                                         6,650
                                                                                                  ------------------

Medical - Drugs (1.41%)
Valeant Pharmaceuticals International (a)                     703,423                                        12,676
                                                                                                  ------------------

Medical - HMO (1.98%)
Coventry Health Care Inc (b)                                  307,717                                        17,795
                                                                                                  ------------------

Medical - Outpatient & Home Medical Care (1.43%)
Lincare Holdings Inc (b)                                      325,950                                        12,855
                                                                                                  ------------------

Medical Instruments (1.67%)
St Jude Medical Inc (b)                                       350,994                                        15,019
                                                                                                  ------------------

Medical Laboratory & Testing Service (2.15%)
Laboratory Corp of America Holdings (a)(b)                    244,436                                        19,296
                                                                                                  ------------------

Multi-Line Insurance (2.10%)
Loews Corp                                                    399,320                                        18,896
                                                                                                  ------------------

Office Automation & Equipment (0.70%)
Pitney Bowes Inc                                              130,851                                         6,281
                                                                                                  ------------------

Oil - Field Services (1.98%)
Weatherford International Ltd (a)(b)                          339,613                                        17,826
                                                                                                  ------------------

Oil & Gas Drilling (0.56%)
Nabors Industries Ltd (a)(b)                                  156,443                                         5,025
                                                                                                  ------------------

Oil Company - Exploration & Production (3.64%)
Cimarex Energy Co                                             297,602                                        11,726
Encore Acquisition Co (b)                                     331,450                                         8,853
Rosetta Resources Inc (a)(b)                                  232,642                                         5,004
XTO Energy Inc                                                132,512                                         7,191
                                                                                                  ------------------
                                                                                                             32,774
                                                                                                  ------------------
Pipelines (4.40%)
Equitable Resources Inc                                       299,851                                        15,595
Questar Corp (a)                                              140,551                                        13,652
Williams Cos Inc                                              350,711                                        10,346
                                                                                                  ------------------
                                                                                                             39,593
                                                                                                  ------------------
Property & Casualty Insurance (3.36%)
Fidelity National Financial Inc (a)                           112,617                                         2,871
Markel Corp (a)(b)                                             30,747                                        14,110
Mercury General Corp                                          212,696                                        11,517
White Mountains Insurance Group Ltd                             3,007                                         1,723
                                                                                                  ------------------
                                                                                                             30,221
                                                                                                  ------------------
Publishing - Newspapers (1.53%)
Washington Post Co/The                                         18,489                                        13,756
                                                                                                  ------------------


Quarrying (0.66%)
Vulcan Materials Co (a)                                        47,799                                         5,911
                                                                                                  ------------------

Real Estate Operator & Developer (4.84%)
Brookfield Asset Management Inc (a)                           462,867                                        26,916
Forest City Enterprises Inc (a)                               248,719                                        16,617
                                                                                                  ------------------
                                                                                                             43,533
                                                                                                  ------------------
Reinsurance (1.50%)
Everest Re Group Ltd                                          134,303                                        13,516
                                                                                                  ------------------

Retail - Auto Parts (2.90%)
Autozone Inc (b)                                               52,649                                         7,004
O'Reilly Automotive Inc (a)(b)                                534,884                                        19,042
                                                                                                  ------------------
                                                                                                             26,046
                                                                                                  ------------------
Retail - Automobile (1.06%)
Carmax Inc (a)(b)                                             383,879                                         9,566
                                                                                                  ------------------

Retail - Discount (1.26%)
TJX Cos Inc                                                   407,079                                        11,353
                                                                                                  ------------------

Retail - Jewelry (0.92%)
Tiffany & Co (a)                                              174,129                                         8,304
                                                                                                  ------------------

Retail - Restaurants (1.58%)
Yum! Brands Inc                                               230,383                                        14,252
                                                                                                  ------------------

Schools (0.35%)
Strayer Education Inc (a)                                      25,026                                         3,112
                                                                                                  ------------------

Telephone - Integrated (1.22%)
Telephone & Data Systems Inc - Special Shares (a)             208,148                                        10,990
                                                                                                  ------------------

Textile - Home Furnishings (0.96%)
Mohawk Industries Inc (a)(b)                                   95,953                                         8,651
                                                                                                  ------------------

Transport - Truck (0.61%)
Heartland Express Inc                                         320,732                                         5,526
                                                                                                  ------------------

Wireless Equipment (2.17%)
American Tower Corp (b)                                       513,213                                        19,502
                                                                                                  ------------------
TOTAL COMMON STOCKS                                                                            $            896,613
                                                                                                  ------------------
                                                             Principal
                                                             Amount                                 Value (000's)
                                                             (000's)
SHORT TERM INVESTMENTS (0.27%)
Repurchase Agreements (0.27%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                            2,465                                         2,465
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $2,539,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                                  ------------------

TOTAL SHORT TERM INVESTMENTS                                                                   $              2,465
                                                                                                  ------------------
MONEY MARKET FUNDS (28.83%)
Money Center Banks (28.83%)
BNY Institutional Cash Reserve Fund (c)                       259,374                                       259,374
                                                                                                  ------------------
TOTAL MONEY MARKET FUNDS                                                                       $            259,374
                                                                                                  ------------------
Total Investments                                                                              $          1,158,452
Liabilities in Excess of Other Assets, Net - (28.76)%                                                     (258,751)
                                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                                     $            899,701
                                                                                                  ==================
                                                                                                  ------------------

                                                                                                  ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $            210,163
Unrealized Depreciation                                              (16,369)
                                                            ------------------
Net Unrealized Appreciation (Depreciation)                            193,794
Cost for federal income tax purposes                                  964,658
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------------------- ------------------
Sector                                                                Percent
----------------------------------------------------------- ------------------
Financial                                                              50.90%
Consumer, Non-cyclical                                                 17.10%
Consumer, Cyclical                                                     13.49%
Communications                                                         13.14%
Energy                                                                 12.34%
Technology                                                              8.31%
Industrial                                                              7.55%
Utilities                                                               2.35%
Basic Materials                                                         2.12%
Diversified                                                             1.46%
Liabilities in Excess of Other Assets, Net                          (-28.76%)
                                                            ------------------
TOTAL NET ASSETS                                                      100.00%
                                                            ==================


Schedule of Investments

April 30, 2007 (unaudited)
MidCap Stock Fund

                                                            Shares                                 Value (000's)
                                                              Held
COMMON STOCKS (94.60%)
Airlines (3.24%)
Alaska Air Group Inc (a)(b)                                  176,900                          $              5,236
AMR Corp (a)(b)                                              390,100                                        10,178
Continental Airlines Inc (a)(b)                              404,500                                        14,788
                                                                                                 ------------------
                                                                                                            30,202
                                                                                                 ------------------
Auto/Truck Parts & Equipment - Original (1.89%)
Magna International Inc (a)                                  222,800                                        17,635
                                                                                                 ------------------

Cellular Telecommunications (0.31%)
US Cellular Corp (b)                                          39,300                                         2,849
                                                                                                 ------------------

Chemicals - Specialty (3.63%)
Cabot Corp (a)                                               230,300                                        10,432
Lubrizol Corp                                                389,700                                        23,359
                                                                                                 ------------------
                                                                                                            33,791
                                                                                                 ------------------
Coatings & Paint (2.15%)
Valspar Corp (a)                                             741,600                                        20,053
                                                                                                 ------------------

Commercial Banks (2.11%)
TCF Financial Corp                                           727,000                                        19,687
                                                                                                 ------------------

Commercial Services (2.24%)
Convergys Corp (b)                                            89,000                                         2,248
Weight Watchers International Inc                            387,500                                        18,596
                                                                                                 ------------------
                                                                                                            20,844
                                                                                                 ------------------
Computers - Integrated Systems (1.24%)
Diebold Inc                                                  242,800                                        11,574
                                                                                                 ------------------

Computers - Memory Devices (1.95%)
Network Appliance Inc (a)(b)                                 489,000                                        18,196
                                                                                                 ------------------

Computers - Peripheral Equipment (1.78%)
Electronics for Imaging (a)(b)                               622,300                                        16,597
                                                                                                 ------------------

Cosmetics & Toiletries (0.52%)
Estee Lauder Cos Inc/The (a)                                  93,700                                         4,818
                                                                                                 ------------------

Data Processing & Management (4.26%)
Acxiom Corp                                                  717,100                                        16,206
Fidelity National Information Services                       463,923                                        23,442
                                                                                                 ------------------
                                                                                                            39,648
                                                                                                 ------------------
Diversified Manufacturing Operations (2.81%)
Federal Signal Corp (a)                                      584,800                                         9,234
Teleflex Inc (a)                                             235,600                                        16,923
                                                                                                 ------------------
                                                                                                            26,157
                                                                                                 ------------------
Electric - Integrated (2.63%)
DTE Energy Co (a)                                             93,000                                         4,705
Pinnacle West Capital Corp                                   409,600                                        19,779
                                                                                                 ------------------
                                                                                                            24,484
                                                                                                 ------------------

Electronic Components - Semiconductors (3.01%)
Microchip Technology Inc                                     694,800                                        28,028
                                                                                                 ------------------

Electronic Design Automation (0.26%)
Synopsys Inc (b)                                              88,700                                         2,453
                                                                                                 ------------------

Electronic Parts Distribution (1.50%)
Arrow Electronics Inc (a)(b)                                 354,500                                        14,010
                                                                                                 ------------------

Enterprise Software & Services (1.43%)
BMC Software Inc (a)(b)                                      411,100                                        13,307
                                                                                                 ------------------

Finance - Investment Banker & Broker (1.47%)
AG Edwards Inc (a)                                           189,400                                        13,722
                                                                                                 ------------------

Financial Guarantee Insurance (5.08%)
AMBAC Financial Group Inc                                    203,200                                        18,654
MGIC Investment Corp (a)                                     253,400                                        15,612
PMI Group Inc/The (a)                                        268,900                                        13,033
                                                                                                 ------------------
                                                                                                            47,299
                                                                                                 ------------------
Food - Dairy Products (0.50%)
Dean Foods Co (a)                                            128,550                                         4,683
                                                                                                 ------------------

Gas - Distribution (2.42%)
NiSource Inc                                                 915,600                                        22,515
                                                                                                 ------------------

Machinery Tools & Related Products (2.18%)
Lincoln Electric Holdings Inc                                318,100                                        20,273
                                                                                                 ------------------

Medical - Generic Drugs (1.80%)
Mylan Laboratories Inc (a)                                   762,825                                        16,729
                                                                                                 ------------------

Medical - Hospitals (2.02%)
Universal Health Services Inc (a)                            309,500                                        18,793
                                                                                                 ------------------

Medical - Wholesale Drug Distribution (0.67%)
AmerisourceBergen Corp                                       124,000                                         6,199
                                                                                                 ------------------

Medical Information Systems (2.11%)
IMS Health Inc                                               669,682                                        19,642
                                                                                                 ------------------

Medical Instruments (1.87%)
Edwards Lifesciences Corp (a)(b)                             355,900                                        17,439
                                                                                                 ------------------

Medical Laboratory & Testing Service (2.01%)
Covance Inc (a)(b)                                           309,500                                        18,725
                                                                                                 ------------------

Multi-Line Insurance (2.39%)
HCC Insurance Holdings Inc (a)                               726,600                                        22,278
                                                                                                 ------------------

Non-Hazardous Waste Disposal (3.05%)
Allied Waste Industries Inc (a)(b)                           676,600                                         9,046
Republic Services Inc                                        692,750                                        19,349
                                                                                                 ------------------
                                                                                                            28,395
                                                                                                 ------------------
Office Furnishings - Original (1.97%)
HNI Corp (a)                                                 438,400                                        18,299
                                                                                                 ------------------

Oil - Field Services (2.62%)
Tidewater Inc (a)                                            386,100                                        24,405
                                                                                                 ------------------

Oil & Gas Drilling (2.42%)
Nabors Industries Ltd (a)(b)                                 702,200                                        22,555
                                                                                                 ------------------

Oil Company - Exploration & Production (3.94%)
Cimarex Energy Co                                            485,700                                        19,137
Noble Energy Inc                                             298,700                                        17,566
                                                                                                 ------------------
                                                                                                            36,703
                                                                                                 ------------------
Oil Refining & Marketing (0.30%)
Tesoro Corp (a)                                               23,400                                         2,836
                                                                                                 ------------------

Pharmacy Services (1.42%)
Express Scripts Inc (b)                                      138,800                                        13,262
                                                                                                 ------------------

Property & Casualty Insurance (2.05%)
Fidelity National Financial Inc                              750,538                                        19,131
                                                                                                 ------------------

Reinsurance (1.03%)
Max Re Capital Ltd (a)                                       357,300                                         9,576
                                                                                                 ------------------

REITS - Mortgage (0.98%)
Redwood Trust Inc (a)                                        181,700                                         9,123
                                                                                                 ------------------

REITS - Regional Malls (1.40%)
General Growth Properties Inc (a)                            204,300                                        13,045
                                                                                                 ------------------

Rental - Auto & Equipment (2.30%)
Aaron Rents Inc (a)                                          754,100                                        21,394
                                                                                                 ------------------

Retail - Apparel & Shoe (1.45%)
Nordstrom Inc (a)                                            245,500                                        13,483
                                                                                                 ------------------

Retail - Jewelry (2.19%)
Tiffany & Co (a)                                             427,900                                        20,407
                                                                                                 ------------------

Retail - Restaurants (2.26%)
Papa John's International Inc (a)(b)                         383,800                                        11,786
Yum! Brands Inc                                              149,200                                         9,230
                                                                                                 ------------------
                                                                                                            21,016
                                                                                                 ------------------
Savings & Loans - Thrifts (2.29%)
Washington Federal Inc (a)                                   900,650                                        21,354
                                                                                                 ------------------

Toys (1.45%)
Mattel Inc                                                   475,900                                        13,468
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $            881,082
                                                                                                 ------------------
                                                            Principal
                                                            Amount                                 Value (000's)
                                                            (000's)
SHORT TERM INVESTMENTS (5.40%)
Repurchase Agreements (5.40%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                           50,291                                        50,291
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $51,799,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                                 ------------------

TOTAL SHORT TERM INVESTMENTS                                                                  $             50,291
                                                                                                 ------------------

MONEY MARKET FUNDS (19.11%)
Money Center Banks (19.11%)
BNY Institutional Cash Reserve Fund (c)                      178,029                                       178,029
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $            178,029
                                                                                                 ------------------
Total Investments                                                                             $          1,109,402
Liabilities in Excess of Other Assets, Net - (19.11)%                                                    (177,966)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $            931,436
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Non-Income Producing Security
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $            296,564
Unrealized Depreciation                                               (2,260)
                                                            ------------------
Net Unrealized Appreciation (Depreciation)                            294,304
Cost for federal income tax purposes                                  815,098
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------ ---- ------------------
Sector                                                                Percent
------------------------------------------------------ ---- ------------------
Financial                                                              43.32%
Technology                                                             16.04%
Consumer, Non-cyclical                                                 15.34%
Consumer, Cyclical                                                     14.44%
Industrial                                                              9.54%
Energy                                                                  9.29%
Basic Materials                                                         5.78%
Utilities                                                               5.05%
Communications                                                          0.31%
Liabilities in Excess of Other Assets, Net                          (-19.11%)
                                                            ------------------
TOTAL NET ASSETS                                                      100.00%
                                                            ==================






Schedule of Investments

April 30, 2007 (unaudited)
Money Market Fund
                                                             Principal
                                                             Amount                                 Value (000's)
                                                             (000's)
COMMERCIAL PAPER (76.38%)
Asset Backed Securities (4.79%)
CAFCO
5.25%, 5/ 4/2007                                                3,100                          $              3,099
5.26%, 5/14/2007                                                8,000                                         7,985
5.23%, 7/24/2007                                               13,000                                        12,841
FCAR Owner Trust I
5.26%, 5/ 2/2007                                               11,000                                        10,998
5.21%, 6/20/2007                                               10,000                                         9,927
5.24%, 7/20/2007                                               10,000                                         9,884
5.19%, 9/19/2007                                               11,000                                        10,776
Windmill Funding
5.25%, 5/16/2007                                               10,000                                         9,978
5.25%, 5/17/2007                                               20,000                                        19,954
5.23%, 5/18/2007                                               14,100                                        14,065
                                                                                                  ------------------
                                                                                                            109,507
                                                                                                  ------------------
Chemicals - Diversified (1.79%)
BASF AG
5.22%, 5/11/2007                                                4,000                                         3,994
5.245%, 5/22/2007                                              13,800                                        13,758
5.19%, 6/14/2007                                                3,470                                         3,448
5.20%, 7/16/2007                                               10,000                                         9,890
5.22%, 7/16/2007                                               10,000                                         9,890
                                                                                                  ------------------
                                                                                                             40,980
                                                                                                  ------------------
Commercial Banks (7.42%)
Caylon North America
5.23%, 5/16/2007                                               10,000                                         9,978
5.225%, 5/23/2007                                              10,000                                         9,968
Nordea North America
5.225%, 5/22/2007                                               8,600                                         8,574
5.24%, 6/ 7/2007                                               14,000                                        13,925
5.21%, 6/11/2007                                                1,000                                           994
5.23%, 7/13/2007                                               12,000                                        11,873
Skandinaviska Enskilda Banken
5.22%, 6/ 6/2007                                               12,000                                        11,937
5.24%, 6/29/2007                                                6,050                                         5,998
5.19%, 8/20/2007                                                9,000                                         8,856
Societe Generale North America Inc
5.21%, 5/ 4/2007                                                2,320                                         2,319
5.22%, 6/20/2007                                               10,000                                         9,928
5.22%, 7/25/2007                                               10,000                                         9,877
Svenska Handelsbanken
5.24%, 5/ 2/2007                                                9,000                                         8,999
5.22%, 6/25/2007                                               10,000                                         9,920
5.22%, 6/29/2007                                               12,000                                        11,897
5.23%, 7/10/2007                                               11,000                                        10,888
Westpac Banking Corp
5.20%, 8/ 1/2007                                               10,000                                         9,867
5.195%, 8/ 2/2007                                              14,100                                        13,911
                                                                                                  ------------------
                                                                                                            169,709
                                                                                                  ------------------

Distribution & Wholesale (0.39%)
Louis Dreyfus
5.26%, 5/11/2007                                                9,000                                         8,987
                                                                                                  ------------------

Diversified Financial Services (3.07%)
Amstel Funding
5.26%, 5/21/2007                                               16,000                                        15,953
General Electric Capital
5.185%, 6/25/2007                                              25,000                                        24,803
5.125%, 9/ 4/2007                                              15,000                                        14,732
5.104%, 9/20/2007                                              15,000                                        14,699
                                                                                                  ------------------
                                                                                                             70,187
                                                                                                  ------------------
Finance - Auto Loans (1.80%)
Paccar Financial
5.22%, 5/15/2007                                               10,000                                         9,979
5.21%, 6/14/2007                                                6,011                                         5,973
Toyota Motor Credit
5.21%, 7/27/2007                                               10,650                                        10,516
5.097%, 9/25/2007                                              15,000                                        14,688
                                                                                                  ------------------
                                                                                                             41,156
                                                                                                  ------------------
Finance - Commercial (2.71%)
Caterpillar Financial Services Corp
5.23%, 6/ 6/2007                                               15,900                                        15,817
CIT Group
5.23%, 7/ 1/2007                                               12,200                                        12,074
5.22%, 7/11/2007                                               10,770                                        10,659
5.21%, 8/24/2007                                               10,000                                         9,833
5.17%, 9/28/2007                                               13,900                                        13,601
                                                                                                  ------------------
                                                                                                             61,984

                                                                                                  ------------------
Finance - Consumer Loans (3.18%)
HSBC Finance
5.24%, 5/ 9/2007                                                2,000                                         1,998
5.23%, 5/24/2007                                               15,495                                        15,443
5.21%, 5/31/2007                                                5,825                                         5,800
5.23%, 6/26/2007                                               14,100                                        13,985
5.23%, 7/17/2007                                                8,000                                         7,910
John Deere Capital Corp
5.23%, 6/29/2007                                                6,520                                         6,464
5.19%, 8/10/2007                                                9,200                                         9,066
John Deere Credit Ltd
5.25%, 5/ 4/2007                                               12,000                                        11,995
                                                                                                  ------------------
                                                                                                             72,661
                                                                                                  ------------------
Finance - Investment Banker & Broker (9.60%)
Bear Stearns
5.24%, 5/25/2007                                               11,000                                        10,962
5.23%, 6/22/2007                                                8,730                                         8,664
Citigroup Funding
5.25%, 5/ 2/2007                                                5,000                                         4,999
5.24%, 5/10/2007                                               10,000                                         9,987
5.25%, 5/29/2007                                               11,000                                        10,955
5.23%, 6/ 8/2007                                               11,000                                        10,939
Goldman Sachs Group
5.22%, 5/18/2007                                                9,000                                         8,978
5.23%, 7/27/2007                                               13,000                                        12,836
ING U.S. Funding
5.25%, 6/18/2007                                               14,000                                        13,903
JP Morgan Chase
5.24%, 6/19/2007                                               10,000                                         9,929

Finance - Investment Banker & Broker
JP Morgan Chase (continued)
5.24%, 6/20/2007                                               14,500                                        14,394
Merrill Lynch & Co Inc
5.23%, 5/15/2007                                               15,475                                        15,444
5.20%, 5/23/2007                                               15,000                                        14,952
Morgan Stanley
5.24%, 5/ 4/2007                                                  860                                           860
5.26%, 6/14/2007                                               25,000                                        24,841
5.21%, 8/21/2007                                               11,000                                        10,822
5.21%, 8/31/2007                                                9,000                                         8,841
5.26%, 12/31/2007                                              27,190                                        27,190
                                                                                                  ------------------
                                                                                                            219,496
                                                                                                  ------------------
Finance - Leasing Company (1.31%)
International Lease Finance
5.215%, 6/ 1/2007                                              10,000                                         9,955
River Fuel Funding
5.26%, 7/13/2007                                                1,115                                         1,103
5.15%, 7/30/2007                                               10,000                                         9,871
5.25%, 7/31/2007                                                9,126                                         9,005
                                                                                                  ------------------
                                                                                                             29,934
                                                                                                  ------------------
Finance - Other Services (4.03%)
CRC Funding
5.25%, 5/ 3/2007                                               11,000                                        10,997
5.25%, 5/ 7/2007                                                8,250                                         8,243
5.24%, 5/ 8/2007                                                4,870                                         4,865
Park Avenue Receivables Company
5.25%, 5/ 7/2007                                                8,000                                         7,993
5.27%, 5/ 9/2007                                               15,000                                        14,982
5.26%, 5/21/2007                                               10,194                                        10,164
Private Export Funding
5.20%, 5/ 3/2007                                                4,700                                         4,699
5.20%, 5/17/2007                                                4,400                                         4,390
5.21%, 6/21/2007                                               10,000                                         9,926
5.20%, 6/27/2007                                                4,680                                         4,642
5.18%, 8/22/2007                                               11,475                                        11,288
                                                                                                  ------------------
                                                                                                             92,189

                                                                                                  ------------------
Life & Health Insurance (0.91%)
Prudential PLC
5.22%, 7/20/2007                                               10,000                                         9,884
5.22%, 8/ 3/2007                                               11,100                                        10,949
                                                                                                  ------------------
                                                                                                             20,833
                                                                                                  ------------------
Money Center Banks (8.36%)
Allied Irish Bank
5.23%, 7/25/2007                                               25,000                                        24,695
5.185%, 9/18/2007                                              12,000                                        11,758
Bank of America
5.22%, 5/30/2007                                               10,000                                         9,958
5.22%, 6/18/2007                                               11,000                                        10,923
5.205%, 8/30/2007                                               7,420                                         7,290
BNP Paribas Finance
5.21%, 6/ 7/2007                                               10,000                                         9,946
5.175%, 7/ 5/2007                                              25,000                                        24,767
HBOS Treasury Services
5.24%, 5/ 3/2007                                               10,470                                        10,467
5.23%, 5/16/2007                                               10,000                                         9,978
5.22%, 6/22/2007                                               10,360                                        10,282
5.22%, 6/28/2007                                                7,000                                         6,941

Money Center Banks
HBOS Treasury Services (continued)
5.225%, 7/26/2007                                               8,100                                         7,999
UBS Finance Delaware LLC
5.24%, 5/14/2007                                                8,300                                         8,284
5.25%, 6/12/2007                                               11,799                                        11,728
5.225%, 7/ 2/2007                                               8,000                                         7,928
5.171%, 7/ 9/2007                                              15,000                                        14,852
5.23%, 7/19/2007                                                3,335                                         3,297
                                                                                                  ------------------
                                                                                                            191,093
                                                                                                  ------------------
Mortgage Banks (1.59%)
Northern Rock PLC
5.24%, 5/ 8/2007                                               12,000                                        11,988
5.24%, 5/ 9/2007                                                9,000                                         8,989
5.24%, 5/15/2007                                                5,530                                         5,519
5.23%, 6/15/2007                                               10,000                                         9,935
                                                                                                  ------------------
                                                                                                             36,431
                                                                                                  ------------------
Multi-line Insurance (0.40%)
Genworth Financial
5.25%, 5/17/2007                                                9,120                                         9,099
                                                                                                  ------------------

Oil Company - Integrated (0.31%)
BP Capital Markets PLC
5.30%, 5/ 1/2007                                                7,200                                         7,200
                                                                                                  ------------------

Special Purpose Entity (21.94%)
Barclays U.S. Funding
5.24%, 5/ 7/2007                                               10,200                                        10,191
5.22%, 5/31/2007                                               10,100                                        10,056
5.23%, 6/13/2007                                               14,000                                        13,913
5.22%, 6/27/2007                                               10,000                                         9,917
Charta LLC
5.27%, 5/18/2007                                                  670                                           668
5.23%, 5/22/2007                                               11,000                                        10,966
5.23%, 6/25/2007                                               10,000                                         9,920
5.26%, 6/26/2007                                               10,000                                         9,918
5.23%, 7/23/2007                                                5,000                                         4,940
Compass Securitization
5.24%, 6/15/2007                                                8,650                                         8,593
Coop Association of Tractor Dealers
5.28%, 5/22/2007                                                8,000                                         7,976
5.28%, 5/29/2007                                                5,730                                         5,706
5.28%, 6/ 8/2007                                                3,485                                         3,466
5.303%, 7/ 3/2007                                               6,600                                         6,540
5.17%, 10/15/2007                                              11,400                                        11,127
Galaxy Funding
5.24%, 5/ 2/2007                                                8,100                                         8,099
5.23%, 6/ 5/2007                                                9,270                                         9,223
Grampian Funding
5.22%, 5/25/2007                                               10,000                                         9,965
5.19%, 6/11/2007                                                3,040                                         3,022
5.23%, 6/28/2007                                               12,000                                        11,899
5.21%, 7/16/2007                                               11,000                                        10,879
Klio II Funding Corp
5.265%, 6/22/2007                                              10,000                                         9,924
5.25%, 7/24/2007                                               10,000                                         9,878
Klio III Funding Corp
5.25%, 7/11/2007                                               11,000                                        10,886
5.25%, 7/13/2007                                               10,000                                         9,894
Special Purpose Entity
Klio III Funding Corp (continued)
5.25%, 7/20/2007                                                6,300                                         6,227
5.25%, 7/24/2007                                               13,000                                        12,841
Prudential Funding Corp
5.24%, 5/ 1/2007                                               15,000                                        15,000
Ranger Funding
5.26%, 5/ 4/2007                                                8,000                                         7,996
5.26%, 5/24/2007                                               14,000                                        13,953
5.26%, 5/31/2007                                               12,000                                        11,947
5.24%, 6/19/2007                                                3,500                                         3,475
Scaldis Capital
5.21%, 6/ 1/2007                                               10,000                                         9,955
5.17%, 7/ 9/2007                                               11,000                                        10,891
5.16%, 9/17/2007                                               14,199                                        13,916
Sheffield Receivables
5.26%, 5/ 8/2007                                                9,600                                         9,590
5.26%, 5/25/2007                                               15,000                                        14,947
5.23%, 6/ 4/2007                                               13,000                                        12,936
Stanfield Victoria Funding
5.24%, 5/ 7/2007                                                1,490                                         1,489
5.29%, 5/10/2007                                                6,000                                         5,992
5.24%, 5/18/2007                                               11,000                                        10,973
5.22%, 6/22/2007                                               10,000                                         9,925
5.24%, 7/23/2007                                                8,000                                         7,903
5.17%, 10/11/2007                                              10,000                                         9,766
Surrey Funding
5.265%, 5/ 3/2007                                               9,170                                         9,167
5.27%, 5/14/2007                                               12,000                                        11,977
5.25%, 6/21/2007                                               14,000                                        13,896
Variable Funding Capital Corp LLC
5.23%, 5/10/2007                                                4,750                                         4,744
Whistlejacket Capital Ltd
5.24%, 7/12/2007                                                6,670                                         6,600
5.24%, 7/16/2007                                               11,000                                        10,878
White Pine Finance
5.24%, 6/28/2007                                               11,374                                        11,278
5.23%, 7/10/2007                                                8,000                                         7,919
Yorktown Capital
5.24%, 5/ 1/2007                                               10,000                                        10,000
5.25%, 6/ 1/2007                                                8,000                                         7,964
                                                                                                  ------------------
                                                                                                            501,711
                                                                                                  ------------------
Supranational Bank (1.69%)
Corp Andina de Fomento
5.24%, 5/10/2007                                               10,000                                         9,987
5.24%, 6/12/2007                                                8,900                                         8,846
5.24%, 7/ 6/2007                                                8,000                                         7,923
5.245%, 7/12/2007                                              12,100                                        11,973
                                                                                                  ------------------
                                                                                                             38,729
                                                                                                  ------------------
Telephone - Integrated (1.09%)
Telstra Corp
5.25%, 5/ 4/2007                                               10,000                                         9,996
5.24%, 6/ 8/2007                                               15,000                                        14,917
                                                                                                  ------------------
                                                                                                             24,913
                                                                                                  ------------------
TOTAL COMMERCIAL PAPER                                                                         $          1,746,799
                                                                                                  ------------------

FUNDING AGREEMENTS (3.54%)
Financial Guarantee Insurance (3.54%)
ING USA Funding Agreement
5.40%, 6/ 1/2007 (a)(b)                                        45,000                                        45,000
New York Life Funding Agreement
5.38%, 5/ 1/2007 (a)                                           36,000                                        36,000
                                                                                                  ------------------
                                                                                                             81,000
                                                                                                  ------------------
TOTAL FUNDING AGREEMENTS                                                                       $             81,000
                                                                                                  ------------------
BONDS (12.17%)
Asset Backed Securities (0.21%)
CNH Equipment Trust
5.28%, 12/17/2007                                               4,897                                         4,897
                                                                                                  ------------------

Auto - Car & Light Trucks (0.14%)
BMW US Capital LLC
5.30%, 5/ 8/2007 (a)(b)                                         3,300                                         3,300
                                                                                                  ------------------

Automobile Sequential (1.67%)
AmeriCredit Automobile Receivables Trus
5.32%, 10/ 9/2007 (a)                                          11,300                                        11,300
AmeriCredit Automobile Receivables Trust
5.31%, 7/ 6/2007                                                1,932                                         1,932
Capital Auto Receivables Asset Trust
5.34%, 5/15/2007                                                  668                                           668
Capital One Auto Finance Trust
5.32%, 8/15/2007                                               10,328                                        10,328
Carmax Auto Owner Trust
5.31%, 8/15/2007                                                2,662                                         2,662
CPS Auto Trust
5.39%, 5/15/2007 (a)(b)                                           271                                           271
Household Automotive Trust
5.33%, 8/17/2007 (a)                                            3,981                                         3,981
Long Beach Auto Receivables Trust
5.33%, 10/15/2007 (a)                                           6,137                                         6,137
Nissan Auto Lease Trust
5.35%, 6/15/2007                                                  611                                           611
Triad Auto Receivables Owner Trust
5.34%, 6/12/2007                                                  209                                           209
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                                                  197                                           197
                                                                                                  ------------------
                                                                                                             38,296
                                                                                                  ------------------
Commercial Banks (1.66%)
Allied Irish Banks PLC
5.30%, 5/21/2007 (a)(b)                                         9,000                                         9,000
Canadian Imperial Bank of Commerce/New
5.40%, 6/15/2007 (a)                                           20,860                                        20,861
Skandinaviska Enskilda Banken AB
5.32%, 6/22/2007 (a)(b)                                         8,000                                         8,000
                                                                                                  ------------------
                                                                                                             37,861
                                                                                                  ------------------
Diversified Financial Services (0.14%)
General Electric Capital Corp
8.75%, 5/21/2007                                                3,100                                         3,106
                                                                                                  ------------------

Finance - Auto Loans (1.18%)
American Honda Finance Corp
5.46%, 5/11/2007 (a)(b)                                        12,000                                        12,000
5.46%, 7/27/2007 (a)(b)                                        14,998                                        15,001
                                                                                                  ------------------
                                                                                                             27,001
                                                                                                  ------------------
Finance - Investment Banker & Broker (0.25%)
JPMorgan Chase & Co
5.29%, 5/ 2/2007 (a)                                            2,500                                         2,500
Merrill Lynch & Co Inc
5.32%, 6/27/2007                                                3,300                                         3,300
                                                                                                  ------------------
                                                                                                              5,800
                                                                                                  ------------------
Medical - Hospitals (0.57%)
Portland Clinic LLP/The
5.36%, 11/20/2027                                              12,960                                        12,960
                                                                                                  ------------------

Medical - Outpatient & Home Medical Care (0.30%)
Everett Clinic PS
5.35%, 5/ 1/2022                                                6,800                                         6,800
                                                                                                  ------------------

Special Purpose Entity (6.05%)
Advance Packaging Corp
5.35%, 10/ 1/2036                                              11,200                                        11,200
Aerospace Corp
5.31%, 6/ 1/2036 (b)                                           50,000                                        50,000
Allstate Life Global Funding Trusts
5.30%, 5/ 4/2007 (a)                                            3,200                                         3,200
Chatham Capital Corp
5.35%, 11/ 1/2028                                              11,080                                        11,080
Corporate Finance Managers Inc
5.40%, 2/ 2/2043                                               16,740                                        16,740
Forward Corp
5.35%, 12/ 1/2030                                               3,900                                         3,900
Foster/Schweihofer Real Estate Co LLC
5.36%, 9/20/2033                                                6,475                                         6,475
National Coney Island Financial LLC
5.35%, 10/ 1/2030                                               6,400                                         6,400
NGSP Inc
5.35%, 6/ 1/2046                                               20,000                                        20,000
Pineview Estates LC
5.35%, 1/ 1/2023                                                5,140                                         5,140
Rockwood Quarry LLC
5.35%, 12/ 1/2022                                               4,200                                         4,200
                                                                                                  ------------------
                                                                                                            138,335
                                                                                                  ------------------
TOTAL BONDS                                                                                    $            278,356
                                                                                                  ------------------
TAX-EXEMPT BONDS (7.76%)
Alaska (0.17%)
Four Dam Pool Power Agency  Dexia
5.35%, 7/ 1/2026                                                3,830                                         3,830
                                                                                                  ------------------

Arizona (0.49%)
Glendale Industrial Development Authoriy
Bank of New York
5.35%, 7/ 1/2035                                                7,495                                         7,495
Tucson Airport Authority Inc/AZ
Bank of America
5.35%, 12/ 1/2018                                               3,635                                         3,635
                                                                                                  ------------------
                                                                                                             11,130
                                                                                                  ------------------
California (2.61%)
Abag Finance Authority for Nonprofit Co
Bank of New York
5.32%, 11/ 1/2031                                               2,000                                         2,000
Alameda County Industrial Development
Authority  Comerica Bank
5.37%, 6/ 1/2030                                                2,060                                         2,060
5.37%, 4/ 1/2034                                                  545                                           545
California Statewide Communities Development  Fannie Mae
5.35%, 8/15/2034                                                1,000                                         1,000

California
City of Fairfield CA  Landesbank Hessen-Thueringen
5.32%, 6/ 1/2034                                                6,700                                         6,700
City of Long Beach CA  Allied Irish Bank
5.37%, 11/ 1/2030                                               2,900                                         2,900
City of Richmond CA  Fannie Mae
5.34%, 8/15/2037                                                3,200                                         3,200
City of Santa Rosa CA  Lnadesbank Hessen- Thueringen
5.32%, 9/ 1/2024                                                4,835                                         4,835
Kern Water Bank Authority  Wells Fargo
5.40%, 7/ 1/2028                                                2,700                                         2,700
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.31%, 8/ 1/2028                                               33,750                                        33,750
                                                                                                  ------------------
                                                                                                             59,690
                                                                                                  ------------------
Colorado (0.33%)
Colorado Housing & Finance Authority/CO  Wells Fargo
5.40%, 4/ 1/2029                                                  885                                           885
County of Kit Carson CO  Wells Fargo
5.33%, 6/ 1/2027                                                2,100                                         2,100
County of Montrose CO  Wells Fargo
5.40%, 6/ 1/2010                                                  600                                           600
Sheridan Redevelopment Agency Citibank NA
5.32%, 12/ 1/2029                                               4,000                                         4,000
                                                                                                  ------------------
                                                                                                              7,585
                                                                                                  ------------------
Florida (0.10%)
Orange County Housing Finance Authority  Wachovia
5.36%, 9/15/2036 (a)                                            2,320                                         2,320
                                                                                                  ------------------

Georgia (0.51%)
Savannah College of Art & Design Inc  Bank of America
5.35%, 4/ 1/2024                                                2,500                                         2,500
South Fulton Municipal Regional Jail Authority  MBIA
5.35%, 11/ 1/2017                                               9,100                                         9,100
                                                                                                  ------------------
                                                                                                             11,600
                                                                                                  ------------------
Illinois (0.85%)
Memorial Health System/IL  JP Morgan Chase
5.33%, 10/ 1/2024                                              19,430                                        19,430
                                                                                                  ------------------

Kentucky (0.13%)
Florence KY  Fifth Third Bank
5.37%, 4/15/2035                                                3,000                                         3,000
                                                                                                  ------------------

Michigan (0.37%)
Michigan State Housing Development Authority  MBIA
5.35%, 6/ 1/2030                                                8,570                                         8,570
                                                                                                  ------------------

Minnesota (0.10%)
City of Plymouth MN  FSA
5.33%, 6/ 1/2024                                                2,240                                         2,240
                                                                                                  ------------------

New Mexico (0.22%)
County of Bernalillo NM  Bank of America
5.35%, 9/ 1/2030                                                5,000                                         5,000
                                                                                                  ------------------

New York (0.24%)
New York City Housing Development Corp
Landesbank Hessen-Thueringen
5.37%, 6/ 1/2039                                                5,500                                         5,500
                                                                                                  ------------------

North Carolina (0.42%)
North Carolina Capital Facilities Finance
Bank of America
5.35%, 9/ 1/2018                                                9,690                                         9,690
                                                                                                  ------------------

Oklahoma (0.29%)
University Hospital  Bank of America
5.35%, 8/15/2021                                                6,580                                         6,580
                                                                                                  ------------------

Oregon (0.06%)
Lake Oswego Redevelopment Agency/OR  Wells Fargo
5.40%, 6/ 1/2020                                                1,285                                         1,285
                                                                                                  ------------------

Utah (0.30%)
Utah Telecommunication Open Infrastructure
Bank of America
5.35%, 7/15/2026                                                6,900                                         6,900
                                                                                                  ------------------

Washington (0.57%)
Washington State Housing Finance Commission
Bank of America
5.36%, 3/15/2039                                                2,185                                         2,185
5.35%, 12/ 1/2040                                               2,020                                         2,020
Washington State Housing Finance Commission
Fannie Mae
5.35%, 9/ 1/2028                                                1,505                                         1,505
5.34%, 9/15/2037                                                2,730                                         2,730
5.34%, 12/15/2037                                               3,855                                         3,855
Washington State Housing Finance Commission
US Bank
5.37%, 12/ 1/2028                                                 760                                           760
                                                                                                  ------------------
                                                                                                             13,055
                                                                                                  ------------------
TOTAL TAX-EXEMPT BONDS                                                                         $            177,405
                                                                                                  ------------------
Total Investments                                                                              $          2,283,560
Other Assets in Excess of Liabilities, Net - 0.15%                                                            3,542
                                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                                     $          2,287,102
                                                                                                  ==================
                                                                                                  ------------------

                                                                                                  ==================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $142,572 or 6.23% of net assets.




Portfolio Summary (unaudited)
--------------------------------------------- ------------------
Sector                                                  Percent
--------------------------------------------- ------------------
Financial                                                80.81%
Asset Backed Securities                                   6.68%
Revenue                                                   6.12%
Basic Materials                                           1.79%
Insured                                                   1.41%
Communications                                            1.09%
Consumer, Non-cyclical                                    0.86%
Consumer, Cyclical                                        0.54%
Energy                                                    0.32%
Tax Allocation                                            0.23%
Other Assets in Excess of Liabilities, Net                0.15%
                                              ------------------
TOTAL NET ASSETS                                        100.00%
                                              ==================




Schedule of Investments

April 30, 2007 (unaudited)
Mortgage Securities Fund
                                                                 Principal
                                                                 Amount                                 Value (000's)
                                                                 (000's)
BONDS (23.08%)
Finance - Mortgage Loan/Banker (9.42%)
Fannie Mae
3.25%, 1/15/2008                                              $    10,000                          $              9,866
5.80%, 7/16/2013 (a)                                               18,000                                        17,998
6.00%, 2/ 3/2020                                                   20,000                                        19,880
9.00%, 5/25/2020                                                       86                                            91
5.00%, 2/25/2027                                                    9,353                                           454
5.94%, 4/25/2027 (a)                                                   78                                            79
5.50%, 2/25/2032                                                   21,000                                        21,092
7.00%, 4/25/2032                                                    8,720                                         9,107
6.21%, 8/ 6/2038                                                    1,250                                         1,435
Fannie Mae Grantor Trust
7.30%, 5/25/2010                                                    7,000                                         7,431
Fannie Mae Interest Strip
7.00%, 4/ 1/2024                                                      399                                            89
Freddie Mac
6.00%, 6/15/2017                                                   12,122                                        12,231
6.28%, 2/15/2021 (a)                                                  137                                           137
6.50%, 8/15/2027                                                      623                                           639
5.00%, 9/15/2027                                                   20,387                                         1,878
6.50%, 5/15/2030                                                   10,193                                        10,230
6.00%, 6/15/2030                                                    1,884                                         1,886
6.50%, 6/15/2031                                                    4,977                                         5,022
5.50%, 10/15/2031                                                  25,000                                        25,160
4.50%, 5/15/2032                                                    4,699                                         4,612
5.50%, 1/15/2033                                                    9,000                                         8,973
LF Rothschild Mortgage Trust
9.95%, 9/ 1/2017                                                       58                                            62
                                                                                                      ------------------
                                                                                                                158,352
                                                                                                      ------------------
Mortgage Backed Securities (13.66%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                   21,500                                        21,209
5.50%, 5/25/2034                                                   12,541                                        12,372
Chase Mortgage Finance Corp
6.00%, 5/25/2035                                                   21,000                                        21,220
Countrywide Alternative Loan Trust
4.00%, 8/25/2033                                                    3,401                                         3,341
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018                                                  16,051                                        15,736
5.25%, 5/25/2034                                                   21,500                                        21,252
5.75%, 12/25/2035                                                  22,665                                        22,576
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033                                                   10,286                                        10,190
4.50%, 6/25/2033                                                    8,190                                         8,103
6.00%, 12/25/2033                                                   6,296                                         6,362
GSR Mortgage Loan Trust
5.00%, 5/25/2033                                                    6,056                                         6,014
6.00%, 2/25/2035                                                   12,900                                        12,994
Prime Mortgage Trust
4.75%, 11/25/2019                                                  18,802                                        18,244
4.75%, 10/25/2020                                                  17,595                                        17,345

Mortgage Backed Securities
Residential Funding Mortgage Securities
5.50%, 12/25/2033                                                  17,000                                        16,739
Structured Asset Securities Corp
5.00%, 5/25/2035                                                   16,736                                        16,051
                                                                                                      ------------------
                                                                                                                229,748
                                                                                                      ------------------
TOTAL BONDS                                                                                        $            388,100
                                                                                                      ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (75.99%)
Federal Home Loan Mortgage Corporation (FHLMC) (36.64%)
7.50%, 5/ 1/2007                                                        -                                             -
7.50%, 6/ 1/2007                                                        -                                             -
9.00%, 12/ 1/2008                                                       6                                             6
9.00%, 1/ 1/2009                                                        3                                             3
6.50%, 2/ 1/2011                                                       28                                            29
6.50%, 3/ 1/2011                                                      501                                           513
6.50%, 4/ 1/2011                                                       67                                            69
8.75%, 1/ 1/2013                                                        4                                             4
7.50%, 3/ 1/2013                                                    1,952                                         1,993
9.00%, 9/ 1/2016                                                        8                                             8
6.50%, 11/ 1/2016                                                   1,073                                         1,100
9.00%, 1/ 1/2017                                                        4                                             4
6.00%, 4/ 1/2017                                                    3,445                                         3,506
6.00%, 5/ 1/2017                                                    2,083                                         2,120
9.00%, 5/ 1/2017                                                        3                                             3
4.50%, 4/ 1/2018                                                    7,901                                         7,672
5.00%, 4/ 1/2018                                                    7,771                                         7,684
4.00%, 8/ 1/2018                                                   13,452                                        12,779
5.50%, 11/ 1/2018                                                   7,266                                         7,291
4.50%, 1/ 1/2019                                                   14,042                                        13,636
8.50%, 4/ 1/2019                                                       43                                            45
9.00%, 6/ 1/2019                                                        1                                             1
4.50%, 7/ 1/2019                                                   16,731                                        16,232
5.50%, 7/ 1/2019                                                    8,511                                         8,534
9.00%, 5/ 1/2021                                                        7                                             7
9.00%, 9/ 1/2021                                                        5                                             6
6.50%, 12/ 1/2021                                                   3,050                                         3,158
9.00%, 1/ 1/2022                                                       11                                            12
6.50%, 4/ 1/2022                                                    2,693                                         2,787
6.50%, 5/ 1/2022                                                    1,844                                         1,908
9.00%, 8/ 1/2022                                                        4                                             5
6.50%, 5/ 1/2023                                                      222                                           227
6.50%, 7/ 1/2023                                                       14                                            15
6.50%, 1/ 1/2024                                                       33                                            34
5.50%, 6/ 1/2024                                                   17,273                                        17,205
7.00%, 7/ 1/2024                                                       20                                            20
6.50%, 7/ 1/2025                                                        8                                             8
6.50%, 9/ 1/2025                                                       13                                            14
6.50%, 10/ 1/2025                                                      43                                            44
6.50%, 4/ 1/2027                                                       10                                            10
7.00%, 1/ 1/2028                                                    2,108                                         2,201
6.50%, 2/ 1/2028                                                        2                                             2
6.50%, 3/ 1/2029                                                      479                                           494
6.50%, 4/ 1/2029                                                    5,281                                         5,494
7.00%, 6/ 1/2029                                                    1,036                                         1,080
8.50%, 7/ 1/2029                                                      221                                           238
8.00%, 12/ 1/2030                                                     114                                           120
7.50%, 2/ 1/2031                                                      294                                           308
7.00%, 3/ 1/2031                                                      197                                           205
6.50%, 4/ 1/2031                                                    1,412                                         1,458

Federal Home Loan Mortgage Corporation (FHLMC)
7.00%, 4/ 1/2031                                                      740                                           772
6.00%, 5/ 1/2031                                                    1,166                                         1,183
7.00%, 6/ 1/2031                                                      302                                           314
6.50%, 10/ 1/2031                                                     765                                           789
7.00%, 10/ 1/2031                                                     456                                           475
6.50%, 1/ 1/2032                                                    3,722                                         3,839
7.00%, 4/ 1/2032                                                    1,489                                         1,548
6.00%, 9/ 1/2032                                                    2,078                                         2,107
5.50%, 11/ 1/2032                                                   6,812                                         6,754
5.00%, 2/ 1/2033                                                    8,748                                         8,477
5.50%, 4/ 1/2033                                                   13,070                                        12,960
5.00%, 6/ 1/2033                                                    9,334                                         9,047
4.50%, 8/ 1/2033                                                    9,216                                         8,690
5.00%, 8/ 1/2033                                                   29,224                                        28,317
5.50%, 8/ 1/2033                                                   10,607                                        10,530
6.00%, 11/ 1/2033                                                  11,298                                        11,466
5.50%, 12/ 1/2033                                                  14,031                                        13,912
6.00%, 12/ 1/2033                                                   6,141                                         6,230
5.50%, 1/ 1/2034                                                   30,550                                        30,273
5.00%, 5/ 1/2034                                                   16,325                                        15,806
6.00%, 5/ 1/2034                                                   10,778                                        10,895
5.50%, 11/ 1/2034                                                  18,292                                        18,127
6.00%, 2/ 1/2035                                                    9,082                                         9,180
5.00%, 5/ 1/2035                                                   20,317                                        19,654
4.50%, 6/ 1/2035                                                   25,771                                        24,253
5.00%, 7/ 1/2035                                                   65,588                                        63,448
5.50%, 9/ 1/2035                                                   25,846                                        25,591
5.00%, 10/ 1/2035                                                  23,357                                        22,595
5.50%, 10/ 1/2035                                                  22,524                                        22,302
5.00%, 6/ 1/2036                                                   23,486                                        22,719
7.00%, 7/ 1/2036                                                   19,861                                        20,492
9.50%, 6/ 1/2016                                                       14                                            15
9.50%, 4/ 1/2017                                                       18                                            19
5.85%, 1/ 1/2037 (a)                                               17,986                                        18,096
5.89%, 1/ 1/2037 (a)                                               24,444                                        24,719
6.07%, 3/ 1/2037 (a)                                               19,999                                        20,274
                                                                                                      ------------------
                                                                                                                616,160
                                                                                                      ------------------
Federal National Mortgage Association (FNMA) (31.06%)
5.00%, 5/ 1/2037 (b)                                               20,231                                        19,542
5.50%, 2/ 1/2009                                                        1                                             1
7.00%, 6/ 1/2010                                                       16                                            17
7.00%, 9/ 1/2010                                                       53                                            54
7.00%, 10/ 1/2010                                                       8                                             8
7.00%, 11/ 1/2010                                                      11                                            11
7.00%, 1/ 1/2011                                                        9                                             9
7.00%, 5/ 1/2011                                                       15                                            15
7.00%, 3/ 1/2012                                                        8                                             8
6.00%, 12/ 1/2016                                                   2,054                                         2,089
5.50%, 1/ 1/2017                                                    4,169                                         4,204
9.00%, 3/ 1/2017                                                        4                                             4
6.00%, 8/ 1/2017                                                    4,188                                         4,261
5.50%, 12/ 1/2017                                                   4,636                                         4,654
5.00%, 4/ 1/2018                                                    6,564                                         6,487
5.50%, 5/ 1/2018                                                    8,506                                         8,536
5.00%, 6/ 1/2018                                                   15,784                                        15,610
6.00%, 8/ 1/2018                                                    1,716                                         1,746
5.00%, 10/ 1/2018                                                  11,033                                        10,908
4.50%, 12/ 1/2018                                                  11,390                                        11,064

Federal National Mortgage Association (FNMA)
9.00%, 1/ 1/2019                                                        1                                             1
5.00%, 2/ 1/2019                                                    6,874                                         6,792
4.50%, 11/ 1/2019                                                  20,211                                        19,601
5.00%, 12/ 1/2019                                                  15,869                                        15,667
9.00%, 6/ 1/2021                                                        2                                             3
8.00%, 5/ 1/2022                                                       97                                            98
6.00%, 10/ 1/2022                                                   3,768                                         3,833
8.50%, 2/ 1/2023                                                       15                                            15
6.50%, 9/ 1/2024                                                    2,009                                         2,062
8.00%, 9/ 1/2024                                                        -                                             -
8.00%, 11/ 1/2024                                                       1                                             1
7.50%, 12/ 1/2024                                                     395                                           414
8.00%, 12/ 1/2024                                                       4                                             4
8.00%, 1/ 1/2025                                                        3                                             4
8.50%, 9/ 1/2025                                                        6                                             6
7.00%, 3/ 1/2027                                                       96                                           101
7.25%, 3/ 1/2028 (a)                                                   36                                            36
6.50%, 8/ 1/2028                                                      288                                           297
7.00%, 8/ 1/2028                                                      363                                           380
6.50%, 9/ 1/2028                                                      183                                           188
6.50%, 11/ 1/2028                                                     414                                           427
6.50%, 12/ 1/2028                                                     214                                           221
7.00%, 12/ 1/2028                                                     303                                           317
6.50%, 1/ 1/2029                                                      154                                           159
6.50%, 2/ 1/2029                                                      206                                           213
6.00%, 3/ 1/2029                                                      557                                           566
6.50%, 3/ 1/2029                                                      346                                           358
6.50%, 4/ 1/2029                                                      838                                           865
7.00%, 4/ 1/2029                                                      108                                           113
7.00%, 7/ 1/2029                                                      340                                           356
7.50%, 7/ 1/2029                                                      374                                           393
7.50%, 2/ 1/2030                                                      177                                           186
9.00%, 9/ 1/2030                                                      153                                           168
6.50%, 6/ 1/2031                                                    3,096                                         3,169
6.00%, 8/ 1/2031                                                    2,633                                         2,671
7.00%, 11/ 1/2031                                                   1,890                                         1,977
6.00%, 1/ 1/2032                                                    1,927                                         1,957
6.50%, 1/ 1/2032                                                      713                                           735
6.50%, 3/ 1/2032                                                    2,653                                         2,734
6.50%, 4/ 1/2032                                                    2,728                                         2,812
7.00%, 7/ 1/2032                                                      477                                           499
6.50%, 8/ 1/2032                                                    1,427                                         1,471
6.50%, 11/ 1/2032                                                   3,440                                         3,550
6.50%, 12/ 1/2032                                                   2,983                                         3,074
5.50%, 2/ 1/2033                                                   10,186                                        10,122
6.50%, 2/ 1/2033                                                    1,079                                         1,110
6.00%, 4/ 1/2033                                                    1,516                                         1,540
5.50%, 5/ 1/2033                                                   15,198                                        15,075
5.50%, 6/ 1/2033                                                   14,719                                        14,599
6.00%, 1/ 1/2034                                                    6,902                                         6,985
5.50%, 2/ 1/2034                                                   30,352                                        30,039
6.00%, 2/ 1/2034                                                    2,000                                         2,023
5.00%, 3/ 1/2034                                                    8,030                                         7,773
5.50%, 3/ 1/2034                                                    6,508                                         6,453
6.00%, 3/ 1/2034                                                    3,023                                         3,054
5.50%, 4/ 1/2034                                                    5,810                                         5,757
5.00%, 6/ 1/2034                                                   13,717                                        13,277
5.50%, 7/ 1/2034                                                    6,903                                         6,789
6.50%, 7/ 1/2034                                                    8,005                                         8,239
Federal National Mortgage Association (FNMA)
5.50%, 9/ 1/2034                                                   18,699                                        18,488
6.00%, 9/ 1/2034                                                   24,070                                        24,293
5.50%, 1/ 1/2035                                                   13,043                                        12,924
5.50%, 2/ 1/2035                                                   15,294                                        15,144
5.50%, 3/ 1/2035                                                   17,121                                        16,965
5.00%, 6/ 1/2035                                                   19,859                                        19,206
5.50%, 8/ 1/2035                                                   21,937                                        21,722
5.50%, 10/ 1/2035                                                  18,850                                        18,665
6.00%, 10/ 1/2035                                                  19,887                                        20,054
6.50%, 2/ 1/2036                                                   13,456                                        13,753
6.50%, 5/ 1/2036                                                   19,519                                        19,931
5.99%, 10/ 1/2036 (a)                                              20,400                                        20,591
                                                                                                      ------------------
                                                                                                                522,293

                                                                                                      ------------------
Finance - Mortgage Loan/Banker (1.35%)
6.00%, 5/ 1/2034                                                    9,903                                         9,988
6.00%, 1/ 1/2035                                                   12,626                                        12,721
                                                                                                      ------------------
                                                                                                                 22,709
                                                                                                      ------------------
Government National Mortgage Association (GNMA) (4.40%)
7.00%, 7/15/2008                                                       20                                            20
13.50%, 9/15/2014                                                       2                                             2
13.50%, 12/15/2014                                                      5                                             6
9.50%, 4/15/2016                                                        8                                             9
9.50%, 9/15/2016                                                        9                                            10
9.50%, 11/15/2016                                                      34                                            36
9.50%, 7/15/2017                                                       94                                           102
9.50%, 8/15/2017                                                       10                                            10
9.50%, 10/15/2017                                                      17                                            19
9.50%, 11/15/2017                                                      27                                            30
9.50%, 9/15/2020                                                       24                                            26
9.50%, 8/15/2021                                                      297                                           324
9.00%, 11/15/2021                                                     355                                           382
8.00%, 4/15/2022                                                      125                                           133
6.50%, 3/15/2024                                                      390                                           402
7.50%, 3/15/2024                                                      108                                           113
7.00%, 10/15/2027                                                     106                                           111
7.00%, 11/15/2027                                                      14                                            14
7.00%, 12/15/2027                                                       9                                             9
7.00%, 2/15/2028                                                        4                                             4
7.00%, 5/15/2028                                                        3                                             3
7.00%, 6/15/2028                                                      197                                           206
7.00%, 12/15/2028                                                     270                                           283
7.00%, 1/15/2029                                                      141                                           148
7.00%, 3/15/2029                                                      144                                           151
7.00%, 4/15/2029                                                      369                                           388
7.50%, 8/15/2029                                                      402                                           421
7.50%, 9/15/2029                                                      414                                           434
7.50%, 10/15/2029                                                     238                                           249
7.50%, 11/15/2029                                                     532                                           557
7.75%, 12/15/2029                                                      56                                            59
6.50%, 7/15/2032                                                    1,267                                         1,307
6.00%, 8/15/2034                                                   15,337                                        15,565
9.50%, 9/20/2018                                                      116                                           126
9.50%, 12/20/2020                                                      52                                            57
9.50%, 1/20/2021                                                        6                                             6
9.50%, 2/20/2021                                                        5                                             5
9.50%, 3/20/2021                                                        9                                            10
6.80%, 4/20/2025                                                      105                                           110
6.00%, 4/20/2026                                                      425                                           432

Government National Mortgage Association (GNMA)
6.00%, 2/20/2029                                                      583                                           592
6.50%, 3/20/2031                                                      529                                           546
6.50%, 4/20/2031                                                      392                                           404
7.00%, 6/20/2031                                                      278                                           290
6.00%, 5/20/2032 (a)                                                2,371                                         2,408
5.50%, 7/20/2033                                                   11,059                                        10,994
6.00%, 7/20/2033                                                    7,522                                         7,657
5.50%, 2/20/2034                                                   11,719                                        11,646
5.50%, 3/20/2034                                                   11,269                                        11,199
6.50%, 4/20/2034                                                    3,315                                         3,413
6.50%, 5/20/2034                                                    2,476                                         2,549
                                                                                                      ------------------
                                                                                                                 73,977
                                                                                                      ------------------
U.S. Treasury (2.54%)
4.00%, 2/15/2014 (c)                                                5,000                                         4,836
4.88%, 8/15/2016 (c)                                               10,000                                        10,183
4.63%, 2/15/2017 (c)                                               20,000                                        19,991
4.50%, 2/15/2036 (c)                                                8,000                                         7,586
                                                                                                      ------------------
                                                                                                                 42,596
                                                                                                      ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $          1,277,735
                                                                                                      ------------------
SHORT TERM INVESTMENTS (1.66%)
Repurchase Agreements (1.66%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                                27,855                                        27,855
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $28,692,000; 0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                                      ------------------

TOTAL SHORT TERM INVESTMENTS                                                                       $             27,855
                                                                                                      ------------------
MONEY MARKET FUNDS (1.96%)
Money Center Banks (1.96%)
BNY Institutional Cash Reserve Fund (d)                            33,000                                        33,000
                                                                                                      ------------------
TOTAL MONEY MARKET FUNDS                                                                           $             33,000
                                                                                                      ------------------
Total Investments                                                                                  $          1,726,690
Liabilities in Excess of Other Assets, Net - (2.69)%                                                           (45,155)
                                                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                                                         $          1,681,535
                                                                                                      ==================
                                                                                                      ------------------

                                                                                                      ==================

(a)  Variable Rate

(b) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(c)  Security or a portion of the security was on loan at the end of the period.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $              5,486
Unrealized Depreciation                                          (30,713)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                       (25,227)
Cost for federal income tax purposes                            1,751,917

All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------- ------------------
Sector                                                            Percent
------------------------------------------------------- ------------------
Mortgage Securities                                                93.61%
Government                                                          5.46%
Financial                                                           3.62%
Liabilities in Excess of Other Assets, Net                       (-2.69%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================

Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Blend Fund

                                                           Shares                                 Value (000's)
                                                             Held
COMMON STOCKS (99.06%)
Advertising Agencies (0.09%)
Omnicom Group Inc                                             9,400                          $                984
                                                                                                ------------------

Advertising Sales (0.17%)
Lamar Advertising Co                                         29,000                                         1,750
                                                                                                ------------------

Aerospace & Defense (1.68%)
Boeing Co                                                    77,900                                         7,245
General Dynamics Corp                                        57,240                                         4,493
Northrop Grumman Corp (a)                                    14,500                                         1,067
Raytheon Co                                                  54,400                                         2,913
Rockwell Collins Inc                                         26,400                                         1,734
                                                                                                ------------------
                                                                                                           17,452
                                                                                                ------------------
Aerospace & Defense Equipment (0.69%)
United Technologies Corp                                    107,400                                         7,210
                                                                                                ------------------

Agricultural Chemicals (0.26%)
Monsanto Co                                                  45,000                                         2,655
                                                                                                ------------------

Agricultural Operations (0.11%)
Archer-Daniels-Midland Co                                    29,800                                         1,153
                                                                                                ------------------

Airlines (0.25%)
Southwest Airlines Co (a)                                   183,300                                         2,630
                                                                                                ------------------

Apparel Manufacturers (0.13%)
Coach Inc (b)                                                28,400                                         1,387
                                                                                                ------------------

Applications Software (2.56%)
Microsoft Corp                                              782,200                                        23,419
Red Hat Inc (a)(b)                                          153,000                                         3,234
                                                                                                ------------------
                                                                                                           26,653
                                                                                                ------------------
Athletic Footwear (0.15%)
Nike Inc                                                     29,000                                         1,562
                                                                                                ------------------

Audio & Video Products (0.14%)
Harman International Industries Inc (a)                      12,000                                         1,463
                                                                                                ------------------

Auto - Car & Light Trucks (0.20%)
Ford Motor Co (a)                                           256,000                                         2,058
                                                                                                ------------------

Beverages - Non-Alcoholic (1.80%)
Coca-Cola Co/The                                            178,100                                         9,295
PepsiCo Inc                                                 141,700                                         9,365
                                                                                                ------------------
                                                                                                           18,660
                                                                                                ------------------
Brewery (0.35%)
Anheuser-Busch Cos Inc                                       74,000                                         3,640
                                                                                                ------------------

Broadcasting Services & Programming (0.27%)
Clear Channel Communications Inc                             39,700                                         1,407
Broadcasting Services & Programming
Liberty Media Holding Corp - Capital (a)(b)                  12,095                                         1,366
                                                                                                ------------------
                                                                                                            2,773
                                                                                                ------------------
Building - Residential & Commercial (0.26%)
DR Horton Inc (a)                                            53,800                                         1,193
Lennar Corp                                                  35,100                                         1,499
                                                                                                ------------------
                                                                                                            2,692
                                                                                                ------------------
Building Products - Wood (0.14%)
Masco Corp (a)                                               51,700                                         1,407
                                                                                                ------------------

Cable TV (1.15%)
Cablevision Systems Corp (a)(b)                              32,100                                         1,052
Comcast Corp (a)(b)                                         195,900                                         5,223
EchoStar Communications Corp (a)(b)                          39,100                                         1,819
Rogers Communications Inc (a)                               102,200                                         3,900
                                                                                                ------------------
                                                                                                           11,994
                                                                                                ------------------
Casino Hotels (0.11%)
Wynn Resorts Ltd (a)                                         11,500                                         1,175
                                                                                                ------------------

Casino Services (0.49%)
International Game Technology                               132,900                                         5,069
                                                                                                ------------------

Cellular Telecommunications (0.40%)
Alltel Corp                                                  28,900                                         1,812
MetroPCS Communications Inc (b)                              84,500                                         2,370
                                                                                                ------------------
                                                                                                            4,182
                                                                                                ------------------
Chemicals - Diversified (0.70%)
Dow Chemical Co/The                                          76,700                                         3,422
EI Du Pont de Nemours & Co                                   77,700                                         3,820
                                                                                                ------------------
                                                                                                            7,242
                                                                                                ------------------
Chemicals - Specialty (0.15%)
Ecolab Inc                                                   25,400                                         1,092
Sigma-Aldrich Corp                                           10,800                                           454
                                                                                                ------------------
                                                                                                            1,546
                                                                                                ------------------
Coal (0.45%)
Consol Energy Inc                                            71,800                                         3,006
Peabody Energy Corp                                          34,200                                         1,641
                                                                                                ------------------
                                                                                                            4,647
                                                                                                ------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                       8,700                                           555
                                                                                                ------------------

Commercial Banks (0.62%)
First Horizon National Corp (a)                              82,100                                         3,219
Synovus Financial Corp (a)                                  102,400                                         3,232
                                                                                                ------------------
                                                                                                            6,451
                                                                                                ------------------
Commercial Services - Finance (0.43%)
H&R Block Inc                                                67,600                                         1,528
Moody's Corp                                                 20,400                                         1,349
Western Union Co/The                                         75,100                                         1,581
                                                                                                ------------------
                                                                                                            4,458
                                                                                                ------------------
Computer Aided Design (0.33%)
Autodesk Inc (a)(b)                                          82,000                                         3,384
                                                                                                ------------------

Computer Services (0.34%)
Affiliated Computer Services Inc (b)                          9,200                                           551
Computer Sciences Corp (a)(b)                                12,800                                           711
Computer Services
Electronic Data Systems Corp                                 76,400                                         2,234
                                                                                                ------------------
                                                                                                            3,496
                                                                                                ------------------
Computers (3.14%)
Apple Inc (b)                                                43,700                                         4,362
Dell Inc (b)                                                339,000                                         8,546
Hewlett-Packard Co                                          247,700                                        10,438
International Business Machines Corp                         52,900                                         5,407
Sun Microsystems Inc (b)                                    739,100                                         3,858
                                                                                                ------------------
                                                                                                           32,611
                                                                                                ------------------
Computers - Memory Devices (0.46%)
EMC Corp/Massachusetts (a)(b)                               256,900                                         3,900
Seagate Technology (a)                                       40,400                                           895
                                                                                                ------------------
                                                                                                            4,795
                                                                                                ------------------
Consulting Services (0.30%)
Accenture Ltd                                                78,500                                         3,069
                                                                                                ------------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                                    27,800                                         1,865
Fortune Brands Inc                                            5,100                                           408
Kimberly-Clark Corp                                          28,000                                         1,993
                                                                                                ------------------
                                                                                                            4,266
                                                                                                ------------------
Cosmetics & Toiletries (2.26%)
Avon Products Inc                                            73,600                                         2,929
Colgate-Palmolive Co                                         38,500                                         2,608
Procter & Gamble Co                                         279,557                                        17,979
                                                                                                ------------------
                                                                                                           23,516
                                                                                                ------------------
Data Processing & Management (0.60%)
Automatic Data Processing Inc                                74,700                                         3,344
First Data Corp                                              61,800                                         2,002
NAVTEQ Corp (a)(b)                                           26,100                                           923
                                                                                                ------------------
                                                                                                            6,269
                                                                                                ------------------
Disposable Medical Products (0.15%)
CR Bard Inc                                                  19,300                                         1,604
                                                                                                ------------------

Distribution & Wholesale (0.07%)
Fastenal Co (a)                                              17,000                                           699
                                                                                                ------------------

Diversified Manufacturing Operations (5.79%)
3M Co                                                        82,000                                         6,787
Danaher Corp                                                105,900                                         7,539
General Electric Co                                         728,200                                        26,842
Illinois Tool Works Inc                                     131,500                                         6,747
Tyco International Ltd                                      374,400                                        12,217
                                                                                                ------------------
                                                                                                           60,132
                                                                                                ------------------
E-Commerce - Products (0.54%)
Amazon.Com Inc (a)(b)                                        92,300                                         5,661
                                                                                                ------------------

E-Commerce - Services (0.29%)
eBay Inc (a)(b)                                              89,300                                         3,031
                                                                                                ------------------

Electric - Generation (0.36%)
AES Corp/The (b)                                            169,200                                         3,721
                                                                                                ------------------

Electric - Integrated (2.53%)
Constellation Energy Group Inc                               30,500                                         2,718

Electric - Integrated
Duke Energy Corp                                             74,000                                         1,518
Edison International                                         50,100                                         2,623
Entergy Corp                                                 44,200                                         5,001
Exelon Corp                                                  87,500                                         6,598
PPL Corp                                                     70,800                                         3,088
Public Service Enterprise Group Inc                          37,400                                         3,233
TECO Energy Inc (a)                                          85,000                                         1,526
                                                                                                ------------------
                                                                                                           26,305
                                                                                                ------------------
Electronic Components - Miscellaneous (0.06%)
Flextronics International Ltd (b)                            58,200                                           649
                                                                                                ------------------

Electronic Components - Semiconductors (1.39%)
Advanced Micro Devices Inc (a)(b)                            94,000                                         1,299
Broadcom Corp (b)                                            19,200                                           625
Intel Corp                                                  486,200                                        10,453
Xilinx Inc                                                   68,600                                         2,023
                                                                                                ------------------
                                                                                                           14,400
                                                                                                ------------------
Engineering - Research & Development Services (0.16%)
Fluor Corp (a)                                               16,900                                         1,616
                                                                                                ------------------

Enterprise Software & Services (0.20%)
Oracle Corp (b)                                             112,400                                         2,113
                                                                                                ------------------

Entertainment Software (0.11%)
Electronic Arts Inc (b)                                      22,000                                         1,109
                                                                                                ------------------

Fiduciary Banks (0.72%)
Northern Trust Corp                                          38,800                                         2,442
State Street Corp                                            73,000                                         5,028
                                                                                                ------------------
                                                                                                            7,470
                                                                                                ------------------
Finance - Commercial (0.17%)
CIT Group Inc                                                29,000                                         1,730
                                                                                                ------------------

Finance - Consumer Loans (0.15%)
SLM Corp                                                     29,700                                         1,599
                                                                                                ------------------

Finance - Credit Card (0.45%)
American Express Co                                          77,400                                         4,696
                                                                                                ------------------

Finance - Investment Banker & Broker (6.12%)
Bear Stearns Cos Inc/The (a)                                 11,800                                         1,837
Charles Schwab Corp/The                                     102,700                                         1,964
Citigroup Inc                                               451,800                                        24,226
E*Trade Financial Corp (b)                                   76,900                                         1,698
Goldman Sachs Group Inc/The                                  36,500                                         7,979
JPMorgan Chase & Co                                         184,228                                         9,598
Lehman Brothers Holdings Inc                                 33,300                                         2,507
Merrill Lynch & Co Inc                                       61,500                                         5,549
Morgan Stanley                                               98,000                                         8,233
                                                                                                ------------------
                                                                                                           63,591
                                                                                                ------------------
Finance - Mortgage Loan/Banker (0.62%)
Countrywide Financial Corp                                  129,800                                         4,813
Freddie Mac (a)                                              24,700                                         1,600
                                                                                                ------------------
                                                                                                            6,413
                                                                                                ------------------
Finance - Other Services (0.45%)
Chicago Mercantile Exchange Holdings Inc                      6,970                                         3,602

Finance - Other Services
IntercontinentalExchange Inc (a)(b)                           8,500                                         1,079
                                                                                                ------------------
                                                                                                            4,681
                                                                                                ------------------
Food - Miscellaneous/Diversified (0.88%)
General Mills Inc                                            44,100                                         2,641
Kellogg Co                                                   34,700                                         1,836
Kraft Foods Inc                                             138,142                                         4,624
                                                                                                ------------------
                                                                                                            9,101
                                                                                                ------------------
Food - Retail (0.11%)
Kroger Co/The                                                31,600                                           932
Whole Foods Market Inc (a)                                    4,500                                           211
                                                                                                ------------------
                                                                                                            1,143
                                                                                                ------------------
Food - Wholesale & Distribution (0.21%)
SYSCO Corp                                                   66,400                                         2,174
                                                                                                ------------------

Forestry (0.15%)
Weyerhaeuser Co                                              20,000                                         1,584
                                                                                                ------------------

Gas - Distribution (0.05%)
AGL Resources Inc (a)                                        11,700                                           509
                                                                                                ------------------

Gold Mining (0.17%)
Barrick Gold Corp (a)                                        61,100                                         1,717
                                                                                                ------------------

Hotels & Motels (0.36%)
Marriott International Inc/DE                                63,500                                         2,871
Starwood Hotels & Resorts Worldwide Inc                      13,800                                           925
                                                                                                ------------------
                                                                                                            3,796
                                                                                                ------------------
Human Resources (0.36%)
Monster Worldwide Inc (b)                                    74,200                                         3,120
Robert Half International Inc                                19,100                                           636
                                                                                                ------------------
                                                                                                            3,756
                                                                                                ------------------
Independent Power Producer (0.42%)
Dynegy Inc (b)                                              192,500                                         1,811
Mirant Corp (b)                                              13,900                                           624
NRG Energy Inc (a)(b)                                        11,000                                           868
Reliant Energy Inc (a)(b)                                    49,200                                         1,096
                                                                                                ------------------
                                                                                                            4,399
                                                                                                ------------------
Industrial Gases (0.24%)
Air Products & Chemicals Inc                                  6,900                                           528
Praxair Inc                                                  30,900                                         1,994
                                                                                                ------------------
                                                                                                            2,522
                                                                                                ------------------
Instruments - Scientific (0.24%)
Thermo Fisher Scientific Inc (b)                             48,100                                         2,504
                                                                                                ------------------

Insurance Brokers (0.48%)
AON Corp                                                     87,600                                         3,395
Marsh & McLennan Cos Inc (a)                                 22,800                                           724
Willis Group Holdings Ltd (a)                                20,700                                           849
                                                                                                ------------------
                                                                                                            4,968

                                                                                                ------------------
Internet Security (0.30%)
Checkfree Corp (a)(b)                                        10,800                                           364
McAfee Inc (a)(b)                                            63,100                                         2,050
VeriSign Inc (a)(b)                                          24,400                                           667
                                                                                                ------------------
                                                                                                            3,081

                                                                                                ------------------

Investment Management & Advisory Services (0.85%)
Affiliated Managers Group Inc (a)(b)                         15,200                                         1,788
Ameriprise Financial Inc                                     36,100                                         2,147
Franklin Resources Inc                                       18,400                                         2,416
Legg Mason Inc (a)                                           25,300                                         2,509
                                                                                                ------------------
                                                                                                            8,860
                                                                                                ------------------
Leisure & Recreation Products (0.05%)
Brunswick Corp/DE (a)                                        14,600                                           478
                                                                                                ------------------

Life & Health Insurance (0.43%)
Prudential Financial Inc (a)                                 47,400                                         4,503
                                                                                                ------------------

Machinery - Construction & Mining (0.59%)
Caterpillar Inc                                              79,600                                         5,781
Joy Global Inc (a)                                            6,600                                           334
                                                                                                ------------------
                                                                                                            6,115
                                                                                                ------------------
Medical - Biomedical/Gene (1.13%)
Amgen Inc (b)                                                98,500                                         6,318
Biogen Idec Inc (a)(b)                                       33,200                                         1,567
Celgene Corp (a)(b)                                          41,300                                         2,526
Genentech Inc (a)(b)                                          9,200                                           736
Genzyme Corp (b)                                              9,400                                           614
                                                                                                ------------------
                                                                                                           11,761

                                                                                                ------------------
Medical - Drugs (4.50%)
Abbott Laboratories                                          79,700                                         4,513
Allergan Inc (a)                                             22,000                                         2,666
Bristol-Myers Squibb Co (a)                                 161,200                                         4,652
Cephalon Inc (a)(b)                                           8,800                                           701
Eli Lilly & Co                                               87,800                                         5,192
Merck & Co Inc                                              194,100                                         9,984
Pfizer Inc                                                  299,600                                         7,927
Schering-Plough Corp                                        146,400                                         4,645
Sepracor Inc (a)(b)                                           4,800                                           258
Wyeth                                                       112,100                                         6,222
                                                                                                ------------------
                                                                                                           46,760
                                                                                                ------------------
Medical - Generic Drugs (0.18%)
Barr Pharmaceuticals Inc (a)(b)                              37,900                                         1,833
                                                                                                ------------------

Medical - HMO (1.38%)
Aetna Inc                                                    85,600                                         4,013
Humana Inc (a)(b)                                            19,600                                         1,240
UnitedHealth Group Inc                                       74,200                                         3,937
WellPoint Inc (b)                                            64,900                                         5,125
                                                                                                ------------------
                                                                                                           14,315
                                                                                                ------------------
Medical - Nursing Homes (0.11%)
Manor Care Inc                                               17,100                                         1,110
                                                                                                ------------------

Medical - Wholesale Drug Distribution (0.28%)
Cardinal Health Inc                                          42,000                                         2,938
                                                                                                ------------------

Medical Instruments (1.08%)
Boston Scientific Corp (b)                                  130,200                                         2,010
Medtronic Inc                                               122,100                                         6,463
St Jude Medical Inc (b)                                      63,300                                         2,709
                                                                                                ------------------
                                                                                                           11,182
                                                                                                ------------------

Medical Laboratory & Testing Service (0.23%)
Laboratory Corp of America Holdings (a)(b)                   30,500                                         2,408
                                                                                                ------------------

Medical Products (1.87%)
Baxter International Inc                                     19,600                                         1,110
Becton Dickinson & Co                                        29,300                                         2,306
Johnson & Johnson                                           246,000                                        15,798
Zimmer Holdings Inc (a)(b)                                    2,900                                           262
                                                                                                ------------------
                                                                                                           19,476
                                                                                                ------------------
Metal - Aluminum (0.12%)
Alcoa Inc                                                    35,200                                         1,249
                                                                                                ------------------

Metal - Diversified (0.38%)
Freeport-McMoRan Copper & Gold Inc                           23,510                                         1,579
Rio Tinto PLC ADR                                             9,600                                         2,342
                                                                                                ------------------
                                                                                                            3,921
                                                                                                ------------------
Motorcycle/Motor Scooter (0.16%)
Harley-Davidson Inc                                          26,800                                         1,697
                                                                                                ------------------

Multi-Line Insurance (3.40%)
American International Group Inc                            237,100                                        16,576
Assurant Inc (a)                                              7,100                                           408
Genworth Financial Inc                                       90,700                                         3,310
Hartford Financial Services Group Inc                        36,900                                         3,734
Loews Corp                                                   35,400                                         1,675
MetLife Inc (a)                                             111,800                                         7,345
XL Capital Ltd (a)                                           28,700                                         2,238
                                                                                                ------------------
                                                                                                           35,286
                                                                                                ------------------
Multimedia (1.53%)
EW Scripps Co                                                34,500                                         1,494
McGraw-Hill Cos Inc/The                                      23,300                                         1,527
Meredith Corp (a)                                             8,700                                           504
News Corp                                                   126,600                                         2,834
Time Warner Inc (a)                                         125,200                                         2,583
Viacom Inc (b)                                               45,700                                         1,885
Walt Disney Co/The                                          145,500                                         5,090
                                                                                                ------------------
                                                                                                           15,917
                                                                                                ------------------
Networking Products (1.40%)
Cisco Systems Inc (b)                                       352,800                                         9,434
Juniper Networks Inc (a)(b)                                 230,400                                         5,152
                                                                                                ------------------
                                                                                                           14,586

                                                                                                ------------------
Non-Hazardous Waste Disposal (0.25%)
Allied Waste Industries Inc (a)(b)                           92,500                                         1,237
Republic Services Inc                                        48,000                                         1,340
                                                                                                ------------------
                                                                                                            2,577
                                                                                                ------------------
Office Supplies & Forms (0.12%)
Avery Dennison Corp                                          20,100                                         1,250
                                                                                                ------------------

Oil - Field Services (1.63%)
Baker Hughes Inc                                             56,800                                         4,566
BJ Services Co                                               56,200                                         1,611
Schlumberger Ltd (a)                                        145,800                                        10,764
                                                                                                ------------------
                                                                                                           16,941
                                                                                                ------------------
Oil & Gas Drilling (0.43%)
Nabors Industries Ltd (a)(b)                                 22,000                                           707

Oil & Gas Drilling
Transocean Inc (a)(b)                                        43,400                                         3,741
                                                                                                ------------------
                                                                                                            4,448
                                                                                                ------------------
Oil Company - Exploration & Production (0.84%)
Anadarko Petroleum Corp (a)                                  19,900                                           929
Devon Energy Corp                                            16,100                                         1,173
EOG Resources Inc (a)                                        24,700                                         1,814
Murphy Oil Corp                                              53,600                                         2,972
XTO Energy Inc                                               33,966                                         1,843
                                                                                                ------------------
                                                                                                            8,731
                                                                                                ------------------
Oil Company - Integrated (5.46%)
Chevron Corp                                                173,400                                        13,489
ConocoPhillips                                               90,600                                         6,283
Exxon Mobil Corp                                            383,000                                        30,403
Occidental Petroleum Corp                                    47,100                                         2,388
Total SA ADR (a)                                             56,200                                         4,141
                                                                                                ------------------
                                                                                                           56,704
                                                                                                ------------------
Oil Field Machinery & Equipment (0.46%)
FMC Technologies Inc (a)(b)                                  24,200                                         1,715
Grant Prideco Inc (b)                                        59,600                                         3,072
                                                                                                ------------------
                                                                                                            4,787
                                                                                                ------------------
Oil Refining & Marketing (0.78%)
Sunoco Inc                                                   71,800                                         5,423
Valero Energy Corp                                           37,600                                         2,641
                                                                                                ------------------
                                                                                                            8,064
                                                                                                ------------------
Optical Supplies (0.12%)
Alcon Inc (a)                                                 9,400                                         1,268
                                                                                                ------------------

Paper & Related Products (0.38%)
Bowater Inc (a)                                              27,900                                           611
International Paper Co (a)                                   87,800                                         3,312
                                                                                                ------------------
                                                                                                            3,923
                                                                                                ------------------
Pharmacy Services (0.34%)
Express Scripts Inc (b)                                      21,400                                         2,045
Omnicare Inc (a)                                             46,300                                         1,536
                                                                                                ------------------
                                                                                                            3,581
                                                                                                ------------------
Photo Equipment & Supplies (0.10%)
Eastman Kodak Co (a)                                         43,500                                         1,084
                                                                                                ------------------

Pipelines (0.69%)
Spectra Energy Corp                                          90,200                                         2,354
Williams Cos Inc                                            162,900                                         4,806
                                                                                                ------------------
                                                                                                            7,160
                                                                                                ------------------
Property & Casualty Insurance (0.34%)
Progressive Corp/The (a)                                     76,000                                         1,753
Travelers Cos Inc/The                                        32,871                                         1,779
                                                                                                ------------------
                                                                                                            3,532
                                                                                                ------------------
Publishing - Newspapers (0.09%)
Tribune Co (a)                                               29,300                                           961
                                                                                                ------------------

Regional Banks (4.78%)
Bank of America Corp                                        233,070                                        11,863
Fifth Third Bancorp                                          71,800                                         2,915
PNC Financial Services Group Inc                             26,400                                         1,956
SunTrust Banks Inc                                           96,000                                         8,104
US Bancorp                                                  238,400                                         8,189

Regional Banks
Wachovia Corp                                                85,700                                         4,760
Wells Fargo & Co                                            329,900                                        11,840
                                                                                                ------------------
                                                                                                           49,627
                                                                                                ------------------
Reinsurance (0.13%)
Axis Capital Holdings Ltd (a)                                35,900                                         1,332
                                                                                                ------------------

REITS - Apartments (0.30%)
Archstone-Smith Trust                                        60,600                                         3,158
                                                                                                ------------------

REITS - Hotels (0.10%)
Host Hotels & Resorts Inc                                    39,900                                         1,023
                                                                                                ------------------

REITS - Office Property (0.25%)
Boston Properties Inc (a)                                    22,400                                         2,633
                                                                                                ------------------

REITS - Regional Malls (0.31%)
Simon Property Group Inc                                     28,100                                         3,239
                                                                                                ------------------

REITS - Warehouse & Industrial (0.17%)
Prologis (a)                                                 27,700                                         1,795
                                                                                                ------------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc                                              53,400                                         1,770
                                                                                                ------------------

Retail - Bedding (0.51%)
Bed Bath & Beyond Inc (a)(b)                                129,600                                         5,280
                                                                                                ------------------

Retail - Building Products (1.05%)
Home Depot Inc                                              178,100                                         6,745
Lowe's Cos Inc                                              136,000                                         4,156
                                                                                                ------------------
                                                                                                           10,901
                                                                                                ------------------
Retail - Consumer Electronics (0.13%)
Best Buy Co Inc (a)                                          30,000                                         1,399
                                                                                                ------------------

Retail - Discount (1.88%)
Costco Wholesale Corp                                        44,600                                         2,389
Target Corp                                                  90,700                                         5,385
TJX Cos Inc                                                  77,100                                         2,150
Wal-Mart Stores Inc                                         200,900                                         9,627
                                                                                                ------------------
                                                                                                           19,551
                                                                                                ------------------
Retail - Drug Store (0.88%)
CVS/Caremark Corp                                           200,694                                         7,273
Walgreen Co                                                  43,500                                         1,910
                                                                                                ------------------
                                                                                                            9,183
                                                                                                ------------------
Retail - Office Supplies (0.13%)
Office Depot Inc (b)                                         41,500                                         1,395
                                                                                                ------------------

Retail - Regional Department Store (0.86%)
Kohl's Corp (b)                                             120,900                                         8,951
                                                                                                ------------------

Retail - Restaurants (0.13%)
Starbucks Corp (a)(b)                                        43,300                                         1,343
                                                                                                ------------------

Savings & Loans - Thrifts (0.25%)
Sovereign Bancorp Inc                                        38,400                                           932

Savings & Loans - Thrifts
Washington Mutual Inc                                        39,200                                         1,646
                                                                                                ------------------
                                                                                                            2,578
                                                                                                ------------------
Semiconductor Component - Integrated Circuits (0.68%)
Analog Devices Inc (a)                                       68,800                                         2,657
Marvell Technology Group Ltd (a)(b)                         274,100                                         4,421
                                                                                                ------------------
                                                                                                            7,078
                                                                                                ------------------
Semiconductor Equipment (0.52%)
Applied Materials Inc                                       194,900                                         3,746
ASML Holding NV (a)(b)                                       60,400                                         1,646
                                                                                                ------------------
                                                                                                            5,392
                                                                                                ------------------
Steel - Producers (0.15%)
Nucor Corp                                                   24,100                                         1,529
                                                                                                ------------------

Steel - Specialty (0.08%)
Allegheny Technologies Inc                                    7,800                                           855
                                                                                                ------------------

Telecommunication Equipment (0.16%)
Alcatel-Lucent ADR (a)                                      122,912                                         1,629
                                                                                                ------------------

Telecommunication Equipment - Fiber Optics (0.32%)
Corning Inc (b)                                             141,900                                         3,366
                                                                                                ------------------

Telephone - Integrated (1.99%)
AT&T Inc                                                    533,510                                        20,657
                                                                                                ------------------

Therapeutics (0.39%)
Gilead Sciences Inc (b)                                      49,400                                         4,037
                                                                                                ------------------

Tobacco (1.08%)
Altria Group Inc                                            162,200                                        11,179
                                                                                                ------------------

Toys (0.07%)
Mattel Inc                                                   26,100                                           739
                                                                                                ------------------

Transport - Rail (0.67%)
Canadian National Railway Co (a)                             42,400                                         2,130
Norfolk Southern Corp                                        84,000                                         4,472
Union Pacific Corp                                            3,500                                           400
                                                                                                ------------------
                                                                                                            7,002
                                                                                                ------------------
Transport - Services (0.56%)
Expeditors International Washington Inc (a)                  55,300                                         2,312
FedEx Corp                                                    8,300                                           875
United Parcel Service Inc (a)                                37,500                                         2,641
                                                                                                ------------------
                                                                                                            5,828
                                                                                                ------------------
Web Portals (1.15%)
Google Inc (b)                                               21,300                                        10,040
Yahoo! Inc (a)(b)                                            70,000                                         1,963
                                                                                                ------------------
                                                                                                           12,003
                                                                                                ------------------
Wireless Equipment (1.57%)
American Tower Corp (b)                                     124,592                                         4,734
Crown Castle International Corp (a)(b)                      112,400                                         3,860
Motorola Inc                                                183,600                                         3,182
Qualcomm Inc                                                103,500                                         4,533
                                                                                                ------------------
                                                                                                           16,309
                                                                                                ------------------
TOTAL COMMON STOCKS                                                                          $          1,029,495
                                                                                                ------------------

                                                           Principal
                                                           Amount                                 Value (000's)
                                                           (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%)
U.S. Treasury Bill (0.05%)
5.02%, 5/ 3/2007 (b)(c)                                         500                                           500
                                                                                                ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $                500
                                                                                                ------------------
MONEY MARKET FUNDS (13.86%)
Money Center Banks (13.86%)
BNY Institutional Cash Reserve Fund (d)                     144,009                                       144,009
                                                                                                ------------------
TOTAL MONEY MARKET FUNDS                                                                     $            144,009
                                                                                                ------------------
Total Investments                                                                            $          1,174,004
Liabilities in Excess of Other Assets, Net - (12.97)%                                                   (134,796)
                                                                                                ------------------
TOTAL NET ASSETS - 100.00%                                                                   $          1,039,208
                                                                                                ==================
                                                                                                ------------------

                                                                                                ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $500 or 0.05% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $            168,439
Unrealized Depreciation                                               (19,121)
                                                             ------------------
Net Unrealized Appreciation (Depreciation)                             149,318
Cost for federal income tax purposes                                 1,024,686
All dollar amounts are shown in thousands (000's)



                          Futures Contracts
                                                   Current        Unrealized
                         Number       Original     Market        Appreciation/
                            of
Type                     Contracts     Value        Value       (Depreciation)
---------------------------------- -------------- ---------------------
Buy:
S&P 500 eMini; June 2007   102            $7,440        $7,591     151
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
-----------------------------------------------------------
Sector                                             Percent
-----------------------------------------------------------
Financial                                           34.95%
Consumer, Non-cyclical                              20.17%
Communications                                      11.44%
Industrial                                          10.93%
Energy                                              10.73%
Technology                                          10.32%
Consumer, Cyclical                                   8.20%
Utilities                                            3.36%
Basic Materials                                      2.82%
Government                                           0.05%
Liabilities in Excess of Other Assets, Net       (-12.97%)
                                           ----------------
TOTAL NET ASSETS                                   100.00%
                                           ================

Other Assets Summary (unaudited)
-----------------------------------------------------------
Asset Type                                         Percent
-----------------------------------------------------------
Futures                                              0.73%



Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Blend Fund I

                                                            Shares                                 Value (000's)
                                                              Held
COMMON STOCKS (99.04%)
Aerospace & Defense (3.25%)
Boeing Co                                                     60,400                          $              5,617
Lockheed Martin Corp                                          73,900                                         7,105
Northrop Grumman Corp (a)                                     67,600                                         4,976
Raytheon Co                                                  125,700                                         6,730
                                                                                                 ------------------
                                                                                                            24,428
                                                                                                 ------------------
Agricultural Chemicals (0.36%)
Monsanto Co                                                   46,000                                         2,714
                                                                                                 ------------------

Apparel Manufacturers (0.13%)
Coach Inc (b)                                                 16,200                                           791
Jones Apparel Group Inc (a)                                    5,900                                           197
                                                                                                 ------------------
                                                                                                               988
                                                                                                 ------------------
Appliances (0.03%)
Whirlpool Corp                                                 2,200                                           233
                                                                                                 ------------------

Applications Software (2.77%)
Intuit Inc (a)(b)                                              7,999                                           227
Microsoft Corp                                               688,000                                        20,599
                                                                                                 ------------------
                                                                                                            20,826
                                                                                                 ------------------
Auto - Medium & Heavy Duty Trucks (0.74%)
Paccar Inc (a)                                                66,400                                         5,576
                                                                                                 ------------------

Batteries & Battery Systems (0.65%)
Energizer Holdings Inc (a)(b)                                 50,400                                         4,898
                                                                                                 ------------------

Beverages - Non-Alcoholic (1.19%)
Coca-Cola Co/The                                             168,400                                         8,789
PepsiCo Inc                                                    1,600                                           106
                                                                                                 ------------------
                                                                                                             8,895
                                                                                                 ------------------
Brewery (0.74%)
Molson Coors Brewing Co (a)                                   59,000                                         5,562
                                                                                                 ------------------

Cable TV (0.77%)
DIRECTV Group Inc/The (b)                                    242,700                                         5,786
                                                                                                 ------------------

Cellular Telecommunications (0.90%)
Alltel Corp                                                  108,000                                         6,771
                                                                                                 ------------------

Chemicals - Diversified (0.95%)
Dow Chemical Co/The                                           14,400                                           642
EI Du Pont de Nemours & Co                                    80,400                                         3,953
Lyondell Chemical Co (a)                                      82,500                                         2,568
                                                                                                 ------------------
                                                                                                             7,163
                                                                                                 ------------------
Commercial Banks (0.33%)
BB&T Corp                                                      7,300                                           304
Regions Financial Corp (a)                                    61,000                                         2,140
                                                                                                 ------------------
                                                                                                             2,444
                                                                                                 ------------------

Commercial Services - Finance (0.77%)
Moody's Corp                                                  87,200                                         5,766
                                                                                                 ------------------

Computer Services (0.20%)
Computer Sciences Corp (a)(b)                                 26,700                                         1,483
                                                                                                 ------------------

Computers (3.98%)
Apple Inc (b)                                                 18,000                                         1,797
Hewlett-Packard Co                                           280,500                                        11,820
International Business Machines Corp                         138,800                                        14,187
Sun Microsystems Inc (b)                                     392,200                                         2,047
                                                                                                 ------------------
                                                                                                            29,851
                                                                                                 ------------------
Computers - Memory Devices (0.06%)
EMC Corp/Massachusetts (b)                                    30,500                                           463
                                                                                                 ------------------

Computers - Peripheral Equipment (0.44%)
Lexmark International Inc (a)(b)                              60,700                                         3,308
                                                                                                 ------------------

Consulting Services (0.84%)
Accenture Ltd                                                154,800                                         6,053
Gartner Inc (b)                                               11,400                                           287
                                                                                                 ------------------
                                                                                                             6,340
                                                                                                 ------------------
Consumer Products - Miscellaneous (0.15%)
American Greetings Corp                                       43,100                                         1,097
                                                                                                 ------------------

Cosmetics & Toiletries (1.56%)
Avon Products Inc                                             10,900                                           434
Colgate-Palmolive Co                                          71,800                                         4,864
Estee Lauder Cos Inc/The (a)                                  22,200                                         1,141
Procter & Gamble Co                                           81,850                                         5,264
                                                                                                 ------------------
                                                                                                            11,703
                                                                                                 ------------------
Cruise Lines (0.21%)
Carnival Corp                                                 32,700                                         1,599
                                                                                                 ------------------

Data Processing & Management (0.14%)
Automatic Data Processing Inc                                  7,600                                           340
SEI Investments Co                                            11,300                                           690
                                                                                                 ------------------
                                                                                                             1,030
                                                                                                 ------------------
Distribution & Wholesale (0.03%)
Tech Data Corp (a)(b)                                          6,200                                           220
                                                                                                 ------------------

Diversified Manufacturing Operations (3.61%)
General Electric Co                                          409,700                                        15,102
SPX Corp                                                      33,400                                         2,367
Tyco International Ltd                                       295,400                                         9,639
                                                                                                 ------------------
                                                                                                            27,108
                                                                                                 ------------------
E-Commerce - Products (0.23%)
Amazon.Com Inc (b)                                            28,300                                         1,736
                                                                                                 ------------------

E-Commerce - Services (0.71%)
eBay Inc (b)                                                   8,600                                           292
Expedia Inc (a)(b)                                            46,900                                         1,108
IAC/InterActiveCorp (a)(b)                                   102,200                                         3,896
                                                                                                 ------------------
                                                                                                             5,296
                                                                                                 ------------------
Electric - Integrated (2.67%)
Duke Energy Corp                                             209,700                                         4,303

Electric - Integrated
Entergy Corp                                                  62,600                                         7,083
PG&E Corp (a)                                                117,200                                         5,930
TXU Corp                                                      41,300                                         2,708
                                                                                                 ------------------
                                                                                                            20,024
                                                                                                 ------------------
Electronic Components - Semiconductors (1.94%)
Intel Corp                                                   139,300                                         2,995
Intersil Corp                                                  9,700                                           289
MEMC Electronic Materials Inc (b)                             48,400                                         2,656
Texas Instruments Inc                                        251,500                                         8,644
                                                                                                 ------------------
                                                                                                            14,584
                                                                                                 ------------------
Electronic Forms (0.29%)
Adobe Systems Inc (b)                                         52,600                                         2,186
                                                                                                 ------------------

Electronic Parts Distribution (0.13%)
Avnet Inc (a)(b)                                              23,000                                           941
                                                                                                 ------------------

Engines - Internal Combustion (0.01%)
Cummins Inc                                                    1,000                                            92
                                                                                                 ------------------

Enterprise Software & Services (0.30%)
Oracle Corp (b)                                              119,900                                         2,254
                                                                                                 ------------------

Fiduciary Banks (0.09%)
Bank of New York Co Inc/The                                   16,300                                           660
Northern Trust Corp                                              300                                            19
                                                                                                 ------------------
                                                                                                               679
                                                                                                 ------------------
Finance - Auto Loans (0.13%)
AmeriCredit Corp (a)(b)                                       38,700                                           976
                                                                                                 ------------------

Finance - Consumer Loans (0.11%)
SLM Corp                                                      15,700                                           845
                                                                                                 ------------------

Finance - Investment Banker & Broker (5.79%)
Citigroup Inc                                                316,800                                        16,987
JPMorgan Chase & Co                                          308,180                                        16,056
Merrill Lynch & Co Inc                                       115,500                                        10,422
                                                                                                 ------------------
                                                                                                            43,465
                                                                                                 ------------------
Finance - Mortgage Loan/Banker (0.08%)
Countrywide Financial Corp                                    16,400                                           608
                                                                                                 ------------------

Financial (0.06%)
People's United Financial Inc                                 21,200                                           422
                                                                                                 ------------------

Financial Guarantee Insurance (0.28%)
AMBAC Financial Group Inc                                      6,900                                           633
MBIA Inc (a)                                                  20,832                                         1,449
                                                                                                 ------------------
                                                                                                             2,082
                                                                                                 ------------------
Food - Meat Products (0.68%)
Tyson Foods Inc (a)                                          243,700                                         5,108
                                                                                                 ------------------

Food - Miscellaneous/Diversified (0.19%)
Kraft Foods Inc                                               41,587                                         1,392
                                                                                                 ------------------

Food - Retail (1.43%)
Kroger Co/The                                                176,500                                         5,209

Food - Retail
Safeway Inc                                                  151,500                                         5,499
                                                                                                 ------------------
                                                                                                            10,708
                                                                                                 ------------------
Forestry (0.24%)
Weyerhaeuser Co                                               22,600                                         1,790
                                                                                                 ------------------

Gold Mining (0.04%)
Newmont Mining Corp                                            7,900                                           329
                                                                                                 ------------------

Hotels & Motels (0.79%)
Marriott International Inc/DE (a)                            130,400                                         5,895
                                                                                                 ------------------

Human Resources (0.57%)
Manpower Inc                                                  53,400                                         4,285
                                                                                                 ------------------

Independent Power Producer (0.19%)
Reliant Energy Inc (a)(b)                                     65,500                                         1,459
                                                                                                 ------------------

Instruments - Controls (0.05%)
Mettler Toledo International Inc (b)                           4,100                                           400
                                                                                                 ------------------

Instruments - Scientific (0.21%)
Applera Corp - Applied Biosystems Group                       20,600                                           643
Waters Corp (a)(b)                                            16,200                                           963
                                                                                                 ------------------
                                                                                                             1,606
                                                                                                 ------------------
Internet Security (0.87%)
Symantec Corp (a)(b)                                         372,500                                         6,556
                                                                                                 ------------------

Investment Management & Advisory Services (1.19%)
Ameriprise Financial Inc                                      56,000                                         3,331
Blackrock, Inc. (a)                                            5,800                                           868
Franklin Resources Inc                                        30,600                                         4,018
T Rowe Price Group Inc (a)                                    14,900                                           740
                                                                                                 ------------------
                                                                                                             8,957
                                                                                                 ------------------
Life & Health Insurance (1.12%)
Cigna Corp                                                    37,600                                         5,850
Lincoln National Corp                                          7,600                                           541
Nationwide Financial Services                                  4,200                                           240
Reinsurance Group of America Inc                              28,847                                         1,797
                                                                                                 ------------------
                                                                                                             8,428
                                                                                                 ------------------
Machinery - Construction & Mining (0.17%)
Terex Corp (b)                                                16,600                                         1,292
                                                                                                 ------------------

Machinery - Farm (1.30%)
AGCO Corp (a)(b)                                              84,800                                         3,538
Deere & Co                                                    57,100                                         6,247
                                                                                                 ------------------
                                                                                                             9,785
                                                                                                 ------------------
Medical - Biomedical/Gene (0.88%)
Amgen Inc (b)                                                 29,200                                         1,873
Biogen Idec Inc (a)(b)                                        27,300                                         1,289
Celgene Corp (a)(b)                                           12,500                                           765
Genzyme Corp (b)                                               8,300                                           542
Millennium Pharmaceuticals Inc (a)(b)                        195,700                                         2,168
                                                                                                 ------------------
                                                                                                             6,637
                                                                                                 ------------------
Medical - Drugs (6.12%)
Abbott Laboratories                                            7,500                                           425

Medical - Drugs
Bristol-Myers Squibb Co (a)                                   28,100                                           811
Eli Lilly & Co                                                45,500                                         2,690
Forest Laboratories Inc (b)                                  117,100                                         6,231
Merck & Co Inc                                               235,900                                        12,135
Pfizer Inc                                                   606,320                                        16,043
Schering-Plough Corp                                         238,800                                         7,577
                                                                                                 ------------------
                                                                                                            45,912
                                                                                                 ------------------
Medical - HMO (1.26%)
Humana Inc (b)                                                96,800                                         6,122
WellCare Health Plans Inc (a)(b)                              41,700                                         3,360
                                                                                                 ------------------
                                                                                                             9,482
                                                                                                 ------------------
Medical - Wholesale Drug Distribution (0.84%)
AmerisourceBergen Corp                                       126,600                                         6,329
                                                                                                 ------------------

Medical Products (1.29%)
Baxter International Inc                                      16,900                                           957
Johnson & Johnson                                             69,100                                         4,437
Stryker Corp (a)                                               5,900                                           383
Zimmer Holdings Inc (a)(b)                                    43,100                                         3,900
                                                                                                 ------------------
                                                                                                             9,677
                                                                                                 ------------------
Multi-Line Insurance (3.04%)
American International Group Inc                              60,100                                         4,202
CNA Financial Corp                                            15,700                                           733
Genworth Financial Inc                                        38,100                                         1,390
Loews Corp                                                   153,000                                         7,240
MetLife Inc (a)                                               52,200                                         3,430
XL Capital Ltd (a)                                            74,500                                         5,809
                                                                                                 ------------------
                                                                                                            22,804
                                                                                                 ------------------
Multimedia (3.18%)
McGraw-Hill Cos Inc/The                                       31,000                                         2,031
News Corp (a)                                                 93,100                                         2,234
News Corp                                                    210,400                                         4,711
Time Warner Inc (a)                                          499,900                                        10,313
Walt Disney Co/The                                           130,700                                         4,572
                                                                                                 ------------------
                                                                                                            23,861
                                                                                                 ------------------
Networking Products (2.14%)
Cisco Systems Inc (b)                                        564,700                                        15,100
Juniper Networks Inc (b)                                      11,100                                           248
Polycom Inc (b)                                               20,500                                           683
                                                                                                 ------------------
                                                                                                            16,031
                                                                                                 ------------------
Office Automation & Equipment (0.05%)
Xerox Corp (b)                                                18,900                                           350
                                                                                                 ------------------

Oil - Field Services (0.74%)
SEACOR Holdings Inc (a)(b)                                    37,000                                         3,525
Tidewater Inc (a)                                             31,900                                         2,017
                                                                                                 ------------------
                                                                                                             5,542
                                                                                                 ------------------
Oil & Gas Drilling (0.13%)
GlobalSantaFe Corp (a)                                        15,700                                         1,004
                                                                                                 ------------------

Oil Company - Exploration & Production (1.24%)
Devon Energy Corp                                            106,400                                         7,754
Noble Energy Inc                                              26,600                                         1,564
                                                                                                 ------------------
                                                                                                             9,318
                                                                                                 ------------------

Oil Company - Integrated (6.68%)
Chevron Corp                                                 192,500                                        14,975
ConocoPhillips                                                 7,468                                           518
Exxon Mobil Corp                                             374,900                                        29,759
Marathon Oil Corp                                             48,400                                         4,915
                                                                                                 ------------------
                                                                                                            50,167
                                                                                                 ------------------
Oil Field Machinery & Equipment (0.00%)
National Oilwell Varco Inc (b)                                   100                                             8
                                                                                                 ------------------

Oil Refining & Marketing (0.87%)
Holly Corp (a)                                                 4,600                                           293
Tesoro Corp                                                   50,400                                         6,108
Valero Energy Corp                                             1,500                                           105
                                                                                                 ------------------
                                                                                                             6,506
                                                                                                 ------------------
Paper & Related Products (0.03%)
Domtar Corp (a)(b)                                            20,600                                           201
                                                                                                 ------------------

Pharmacy Services (0.33%)
Medco Health Solutions Inc (a)(b)                             31,500                                         2,458
                                                                                                 ------------------

Pipelines (0.08%)
Oneok Inc                                                      6,800                                           329
Spectra Energy Corp                                           11,300                                           295
                                                                                                 ------------------
                                                                                                               624
                                                                                                 ------------------
Property & Casualty Insurance (0.80%)
Alleghany Corp (a)(b)                                          1,581                                           566
Travelers Cos Inc/The                                        100,500                                         5,437
                                                                                                 ------------------
                                                                                                             6,003
                                                                                                 ------------------
Publishing - Newspapers (0.04%)
Gannett Co Inc                                                 5,100                                           291
                                                                                                 ------------------

Quarrying (0.04%)
Vulcan Materials Co (a)                                        2,100                                           260
                                                                                                 ------------------

Regional Banks (5.18%)
Bank of America Corp                                         170,058                                         8,656
SunTrust Banks Inc (a)                                        90,700                                         7,657
US Bancorp                                                    99,400                                         3,414
Wachovia Corp                                                130,875                                         7,269
Wells Fargo & Co                                             331,000                                        11,880
                                                                                                 ------------------
                                                                                                            38,876
                                                                                                 ------------------
REITS - Diversified (0.18%)
iStar Financial Inc                                           28,800                                         1,380
                                                                                                 ------------------

REITS - Healthcare (0.06%)
Health Care Property Investors Inc                            12,800                                           453
                                                                                                 ------------------

REITS - Office Property (0.74%)
Boston Properties Inc (a)                                     42,700                                         5,020
HRPT Properties Trust (a)                                     42,600                                           521
                                                                                                 ------------------
                                                                                                             5,541
                                                                                                 ------------------
REITS - Regional Malls (0.26%)
Simon Property Group Inc                                      17,200                                         1,983
                                                                                                 ------------------


REITS - Warehouse & Industrial (0.09%)
Prologis                                                      10,000                                           648
                                                                                                 ------------------

Rental - Auto & Equipment (0.15%)
Avis Budget Group Inc                                         39,200                                         1,103
                                                                                                 ------------------

Retail - Apparel & Shoe (0.44%)
American Eagle Outfitters (a)                                104,750                                         3,087
Payless Shoesource Inc (b)                                     6,100                                           195
                                                                                                 ------------------
                                                                                                             3,282
                                                                                                 ------------------
Retail - Automobile (0.16%)
AutoNation Inc (a)(b)                                         59,500                                         1,216
                                                                                                 ------------------

Retail - Consumer Electronics (0.23%)
RadioShack Corp (a)                                           58,000                                         1,686
                                                                                                 ------------------

Retail - Discount (0.89%)
TJX Cos Inc                                                   33,000                                           920
Wal-Mart Stores Inc                                          120,400                                         5,770
                                                                                                 ------------------
                                                                                                             6,690
                                                                                                 ------------------
Retail - Drug Store (0.21%)
CVS/Caremark Corp                                             43,131                                         1,563
                                                                                                 ------------------

Retail - Office Supplies (0.11%)
OfficeMax Inc (a)                                             16,200                                           797
                                                                                                 ------------------

Retail - Regional Department Store (0.47%)
Dillard's Inc                                                 17,900                                           620
Kohl's Corp (b)                                               39,500                                         2,924
                                                                                                 ------------------
                                                                                                             3,544
                                                                                                 ------------------
Retail - Restaurants (1.37%)
McDonald's Corp                                              189,300                                         9,139
Yum! Brands Inc                                               18,600                                         1,151
                                                                                                 ------------------
                                                                                                            10,290
                                                                                                 ------------------
Savings & Loans - Thrifts (1.00%)
Washington Mutual Inc                                        179,300                                         7,527
                                                                                                 ------------------

Schools (0.13%)
ITT Educational Services Inc (a)(b)                           10,100                                           982
                                                                                                 ------------------

Semiconductor Component - Integrated Circuits (0.27%)
Analog Devices Inc (a)                                         9,100                                           352
Atmel Corp (b)                                               314,900                                         1,675
                                                                                                 ------------------
                                                                                                             2,027
                                                                                                 ------------------
Semiconductor Equipment (0.63%)
Novellus Systems Inc (a)(b)                                  146,600                                         4,745
                                                                                                 ------------------

Steel - Producers (0.52%)
Nucor Corp                                                    30,300                                         1,923
United States Steel Corp                                      19,500                                         1,980
                                                                                                 ------------------
                                                                                                             3,903
                                                                                                 ------------------
Telecommunication Equipment (0.06%)
Utstarcom Inc (a)(b)                                          61,400                                           438
                                                                                                 ------------------

Telephone - Integrated (3.44%)
AT&T Inc                                                     199,827                                         7,737

Telephone - Integrated
CenturyTel Inc (a)                                            31,000                                         1,428
Sprint Nextel Corp                                            78,800                                         1,578
Telephone & Data Systems Inc - Special Shares                  3,100                                           164
Telephone & Data Systems Inc                                  46,300                                         2,637
Verizon Communications Inc                                   321,200                                        12,263
                                                                                                 ------------------
                                                                                                            25,807
                                                                                                 ------------------
Television (0.97%)
CBS Corp                                                     228,507                                         7,260
                                                                                                 ------------------

Therapeutics (1.06%)
Gilead Sciences Inc (a)(b)                                    97,500                                         7,968
                                                                                                 ------------------

Tobacco (2.33%)
Altria Group Inc                                             167,800                                        11,565
UST Inc (a)                                                  103,900                                         5,889
                                                                                                 ------------------
                                                                                                            17,454
                                                                                                 ------------------
Toys (0.18%)
Hasbro Inc                                                     9,000                                           285
Mattel Inc                                                    36,400                                         1,030
                                                                                                 ------------------
                                                                                                             1,315
                                                                                                 ------------------
Transport - Marine (0.10%)
Overseas Shipholding Group                                    11,000                                           779
                                                                                                 ------------------

Transport - Rail (0.97%)
CSX Corp (a)                                                 104,200                                         4,498
Union Pacific Corp                                            24,600                                         2,811
                                                                                                 ------------------
                                                                                                             7,309
                                                                                                 ------------------
Transport - Services (0.02%)
Ryder System Inc                                               3,400                                           179
                                                                                                 ------------------

Transport - Truck (0.04%)
YRC Worldwide Inc (a)(b)                                       7,200                                           286
                                                                                                 ------------------

Web Portals (0.34%)
Google Inc (b)                                                 4,300                                         2,027
Yahoo! Inc (a)(b)                                             18,000                                           505
                                                                                                 ------------------
                                                                                                             2,532
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $            743,460
                                                                                                 ------------------
                                                            Principal
                                                            Amount                                 Value (000's)
                                                            (000's)
MONEY MARKET FUNDS (12.53%)
Money Center Banks (12.53%)
BNY Institutional Cash Reserve Fund (c)                       94,110                                        94,110
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $             94,110
                                                                                                 ------------------
Total Investments                                                                             $            837,570
Liabilities in Excess of Other Assets, Net - (11.57)%                                                     (86,877)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $            750,693
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $             62,098

Unrealized Depreciation                                                (9,746)
                                                             ------------------
Net Unrealized Appreciation (Depreciation)                              52,352
Cost for federal income tax purposes                                   785,218
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                  Current      Unrealized
                            Number      Original   Market      Appreciation/
                               of
Type                        Contracts    Value      Value     (Depreciation)
--------------------------- --------- ---------- -----------------
Buy:
S&P 500 eMini; June 2007       79        $5,911      $5,879         (32)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
----------------------------------------------- ------------------
Sector                                                    Percent
----------------------------------------------- ------------------
Financial                                                  33.07%
Consumer, Non-cyclical                                     22.49%
Communications                                             13.63%
Technology                                                 11.07%
Industrial                                                 10.54%
Energy                                                      9.75%
Consumer, Cyclical                                          5.98%
Utilities                                                   2.86%
Basic Materials                                             2.18%
Liabilities in Excess of Other Assets, Net              (-11.57%)
                                                ------------------
TOTAL NET ASSETS                                          100.00%
                                                ==================

Other Assets Summary (unaudited)
----------------------------------------------- ------------------
Asset Type                                                Percent
----------------------------------------------- ------------------
Futures                                                     0.78%






Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Growth Fund I

                                                             Shares                                 Value (000's)
                                                               Held
COMMON STOCKS (98.21%)
Advertising Sales (1.77%)
Lamar Advertising Co (a)                                      456,700                          $             27,557
                                                                                                  ------------------

Agricultural Chemicals (0.94%)
Monsanto Co                                                   248,700                                        14,671
                                                                                                  ------------------

Airlines (1.64%)
Southwest Airlines Co (a)                                    1,772,900                                       25,441
                                                                                                  ------------------

Apparel Manufacturers (0.54%)
Coach Inc (b)                                                 171,200                                         8,360
                                                                                                  ------------------

Applications Software (4.61%)
Microsoft Corp                                               2,011,900                                       60,236
Red Hat Inc (a)(b)                                            540,100                                        11,418
                                                                                                  ------------------
                                                                                                             71,654
                                                                                                  ------------------
Audio & Video Products (1.64%)
Harman International Industries Inc (a)                       209,800                                        25,573
                                                                                                  ------------------

Cable TV (0.06%)
EchoStar Communications Corp (b)                               20,600                                           958
                                                                                                  ------------------

Casino Hotels (0.70%)
Wynn Resorts Ltd (a)                                          105,800                                        10,814
                                                                                                  ------------------

Casino Services (2.05%)
International Game Technology                                 835,200                                        31,855
                                                                                                  ------------------

Cellular Telecommunications (0.81%)
MetroPCS Communications Inc (b)                               446,400                                        12,522
                                                                                                  ------------------

Computer Aided Design (1.37%)
Autodesk Inc (b)                                              516,100                                        21,299
                                                                                                  ------------------

Computers (1.38%)
Apple Inc (b)                                                 214,900                                        21,447
                                                                                                  ------------------

Consulting Services (1.90%)
Accenture Ltd                                                 757,100                                        29,603
                                                                                                  ------------------

Data Processing & Management (1.98%)
Automatic Data Processing Inc                                 480,700                                        21,516
NAVTEQ Corp (a)(b)                                            262,100                                         9,268
                                                                                                  ------------------
                                                                                                             30,784
                                                                                                  ------------------
Diversified Manufacturing Operations (6.60%)
Danaher Corp (a)                                              517,500                                        36,841
General Electric Co                                          1,786,200                                       65,839
                                                                                                  ------------------
                                                                                                            102,680
                                                                                                  ------------------

E-Commerce - Products (2.98%)
Amazon.Com Inc (a)(b)                                         754,200                                        46,255
                                                                                                  ------------------

E-Commerce - Services (1.38%)
eBay Inc (a)(b)                                               633,400                                        21,498
                                                                                                  ------------------

Electronic Components - Semiconductors (4.98%)
Broadcom Corp (a)(b)                                          630,300                                        20,516
Intel Corp                                                    996,600                                        21,427
Xilinx Inc                                                   1,203,500                                       35,479
                                                                                                  ------------------
                                                                                                             77,422
                                                                                                  ------------------
Electronic Forms (1.33%)
Adobe Systems Inc (a)(b)                                      497,700                                        20,684
                                                                                                  ------------------

Entertainment Software (0.93%)
Electronic Arts Inc (a)(b)                                    287,600                                        14,498
                                                                                                  ------------------

Fiduciary Banks (2.70%)
State Street Corp                                             610,100                                        42,018
                                                                                                  ------------------

Finance - Investment Banker & Broker (3.43%)
E*Trade Financial Corp (b)                                    951,900                                        21,018
Morgan Stanley                                                385,000                                        32,344
                                                                                                  ------------------
                                                                                                             53,362
                                                                                                  ------------------
Finance - Other Services (0.77%)
Chicago Mercantile Exchange Holdings Inc (a)                   23,200                                        11,989
                                                                                                  ------------------

Hotels & Motels (0.97%)
Marriott International Inc/DE (a)                             332,000                                        15,010
                                                                                                  ------------------

Human Resources (0.90%)
Monster Worldwide Inc (b)                                     334,300                                        14,057
                                                                                                  ------------------

Investment Management & Advisory Services (1.94%)
Franklin Resources Inc (a)                                    230,000                                        30,201
                                                                                                  ------------------

Medical - Biomedical/Gene (2.96%)
Celgene Corp (a)(b)                                           312,500                                        19,112
Genentech Inc (a)(b)                                          336,800                                        26,941
                                                                                                  ------------------
                                                                                                             46,053
                                                                                                  ------------------
Medical - Drugs (2.63%)
Cephalon Inc (a)(b)                                           126,900                                        10,103
Schering-Plough Corp                                          516,900                                        16,401
Sepracor Inc (a)(b)                                           268,225                                        14,398
                                                                                                  ------------------
                                                                                                             40,902
                                                                                                  ------------------
Medical - HMO (2.48%)
UnitedHealth Group Inc                                        136,900                                         7,264
WellPoint Inc (b)                                             395,600                                        31,240
                                                                                                  ------------------
                                                                                                             38,504
                                                                                                  ------------------
Medical Instruments (2.80%)
Medtronic Inc (a)                                             556,400                                        29,450
St Jude Medical Inc (b)                                       329,800                                        14,112
                                                                                                  ------------------
                                                                                                             43,562
                                                                                                  ------------------
Networking Products (4.11%)
Cisco Systems Inc (b)                                         571,300                                        15,276

Networking Products
Juniper Networks Inc (a)(b)                                  2,173,420                                       48,598
                                                                                                  ------------------
                                                                                                             63,874
                                                                                                  ------------------
Oil - Field Services (1.66%)
Schlumberger Ltd (a)                                          349,500                                        25,804
                                                                                                  ------------------

Pharmacy Services (0.54%)
Medco Health Solutions Inc (a)(b)                             107,400                                         8,379
                                                                                                  ------------------

Retail - Bedding (1.44%)
Bed Bath & Beyond Inc (a)(b)                                  547,900                                        22,321
                                                                                                  ------------------

Retail - Building Products (0.87%)
Lowe's Cos Inc (a)                                            444,700                                        13,590
                                                                                                  ------------------

Retail - Discount (2.06%)
Target Corp                                                   539,600                                        32,036
                                                                                                  ------------------

Retail - Drug Store (3.22%)
CVS/Caremark Corp                                             802,072                                        29,067
Walgreen Co                                                   479,700                                        21,059
                                                                                                  ------------------
                                                                                                             50,126
                                                                                                  ------------------
Retail - Regional Department Store (1.93%)
Kohl's Corp (b)                                               405,700                                        30,038
                                                                                                  ------------------

Semiconductor Component - Integrated Circuits (5.25%)
Analog Devices Inc                                            737,700                                        28,490
Marvell Technology Group Ltd (a)(b)                          1,852,300                                       29,878
Maxim Integrated Products Inc (a)                             730,800                                        23,181
                                                                                                  ------------------
                                                                                                             81,549
                                                                                                  ------------------
Semiconductor Equipment (2.39%)
Applied Materials Inc                                        1,453,400                                       27,934
ASML Holding NV (a)(b)                                        340,600                                         9,282
                                                                                                  ------------------
                                                                                                             37,216
                                                                                                  ------------------
Therapeutics (2.83%)
Gilead Sciences Inc (b)                                       538,000                                        43,965
                                                                                                  ------------------

Transport - Services (1.16%)
Expeditors International Washington Inc (a)                   431,200                                        18,024
                                                                                                  ------------------

Web Portals (3.77%)
Google Inc (b)                                                 94,900                                        44,734
Yahoo! Inc (a)(b)                                             492,300                                        13,804
                                                                                                  ------------------
                                                                                                             58,538
                                                                                                  ------------------
Wireless Equipment (5.81%)
American Tower Corp (a)(b)                                   1,597,800                                       60,716
Crown Castle International Corp (a)(b)                        394,584                                        13,550
Qualcomm Inc                                                  365,400                                        16,005
                                                                                                  ------------------
                                                                                                             90,271
                                                                                                  ------------------
TOTAL COMMON STOCKS                                                                            $          1,526,964
                                                                                                  ------------------

                                                             Principal
                                                             Amount                                 Value (000's)
                                                             (000's)
MONEY MARKET FUNDS (17.18%)
Money Center Banks (17.18%)
BNY Institutional Cash Reserve Fund (c)                       267,201                                       267,201
                                                                                                  ------------------
TOTAL MONEY MARKET FUNDS                                                                       $            267,201
                                                                                                  ------------------
Total Investments                                                                              $          1,794,165
Liabilities in Excess of Other Assets, Net - (15.39)%                                                     (239,294)
                                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                                     $          1,554,871
                                                                                                  ==================
                                                                                                  ------------------

                                                                                                  ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            201,288
Unrealized Depreciation                                          (28,245)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                        173,043
Cost for federal income tax purposes                            1,621,122
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------- ------------------
Sector                                                            Percent
------------------------------------------------------- ------------------
Financial                                                          26.03%
Technology                                                         24.22%
Communications                                                     20.68%
Consumer, Cyclical                                                 17.05%
Consumer, Non-cyclical                                             17.05%
Industrial                                                          7.76%
Energy                                                              1.66%
Basic Materials                                                     0.94%
Liabilities in Excess of Other Assets, Net                      (-15.39%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================


Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Growth Fund II

                                                                 Shares                                 Value (000's)
                                                                   Held
COMMON STOCKS (99.74%)
Advertising Sales (0.52%)
Lamar Advertising Co (a)                                           62,500                          $              3,771
                                                                                                      ------------------

Aerospace & Defense (2.64%)
Boeing Co                                                         206,000                                        19,158
                                                                                                      ------------------

Aerospace & Defense Equipment (1.85%)
United Technologies Corp                                          200,600                                        13,466
                                                                                                      ------------------

Agricultural Chemicals (0.33%)
Monsanto Co                                                        41,152                                         2,428
                                                                                                      ------------------

Airlines (0.86%)
Continental Airlines Inc (a)(b)                                   170,400                                         6,230
                                                                                                      ------------------

Applications Software (0.68%)
Microsoft Corp                                                    164,222                                         4,917
                                                                                                      ------------------

Auto/Truck Parts & Equipment - Original (0.08%)
BorgWarner Inc                                                      7,400                                           577
                                                                                                      ------------------

Beverages - Non-Alcoholic (2.03%)
PepsiCo Inc                                                       223,100                                        14,745
                                                                                                      ------------------

Brewery (0.93%)
Anheuser-Busch Cos Inc                                            136,800                                         6,729
                                                                                                      ------------------

Cellular Telecommunications (0.26%)
MetroPCS Communications Inc (b)                                    66,903                                         1,877
                                                                                                      ------------------

Computers (5.56%)
Apple Inc (b)                                                     198,000                                        19,760
Dell Inc (a)(b)                                                   297,600                                         7,503
Hewlett-Packard Co                                                312,800                                        13,181
                                                                                                      ------------------
                                                                                                                 40,444
                                                                                                      ------------------
Computers - Memory Devices (1.18%)
Network Appliance Inc (a)(b)                                      230,400                                         8,573
                                                                                                      ------------------

Consulting Services (0.78%)
Accenture Ltd                                                     145,888                                         5,704
                                                                                                      ------------------

Cosmetics & Toiletries (2.09%)
Bare Escentuals Inc (a)(b)                                         60,171                                         2,433
Procter & Gamble Co                                               198,600                                        12,772
                                                                                                      ------------------
                                                                                                                 15,205
                                                                                                      ------------------
Dental Supplies & Equipment (0.68%)
Dentsply International Inc                                        147,900                                         4,941
                                                                                                      ------------------


Diagnostic Equipment (0.33%)
Cytyc Corp (a)(b)                                                  68,700                                         2,420
                                                                                                      ------------------

Diagnostic Kits (0.22%)
Idexx Laboratories Inc (a)(b)                                      17,400                                         1,569
                                                                                                      ------------------

Diversified Manufacturing Operations (5.19%)
Cooper Industries Ltd                                             270,800                                        13,475
Eaton Corp                                                         24,600                                         2,194
General Electric Co                                               381,700                                        14,069
Roper Industries Inc                                              142,057                                         7,964
                                                                                                      ------------------
                                                                                                                 37,702
                                                                                                      ------------------
E-Commerce - Services (1.52%)
eBay Inc (b)                                                      325,200                                        11,037
                                                                                                      ------------------

Electric Products - Miscellaneous (2.72%)
Emerson Electric Co                                               420,600                                        19,764
                                                                                                      ------------------

Electronic Components - Semiconductors (3.66%)
Broadcom Corp (b)                                                 318,200                                        10,358
MEMC Electronic Materials Inc (b)                                  54,000                                         2,964
ON Semiconductor Corp (a)(b)                                      555,500                                         5,949
STMicroelectronics NV (a)                                         375,500                                         7,307
                                                                                                      ------------------
                                                                                                                 26,578
                                                                                                      ------------------
Enterprise Software & Services (1.41%)
Business Objects SA ADR (b)                                       175,300                                         6,576
Oracle Corp (b)                                                   197,200                                         3,707
                                                                                                      ------------------
                                                                                                                 10,283
                                                                                                      ------------------
Entertainment Software (0.91%)
THQ Inc (a)(b)                                                    199,200                                         6,647
                                                                                                      ------------------

Finance - Investment Banker & Broker (4.80%)
Charles Schwab Corp/The                                           298,500                                         5,707
Goldman Sachs Group Inc/The                                        74,400                                        16,265
JPMorgan Chase & Co                                               247,800                                        12,910
                                                                                                      ------------------
                                                                                                                 34,882
                                                                                                      ------------------
Financial Guarantee Insurance (1.00%)
AMBAC Financial Group Inc                                          79,300                                         7,280
                                                                                                      ------------------

Food - Miscellaneous/Diversified (2.39%)
Campbell Soup Co                                                  254,500                                         9,951
ConAgra Foods Inc                                                 302,400                                         7,433
                                                                                                      ------------------
                                                                                                                 17,384
                                                                                                      ------------------
Home Decoration Products (1.41%)
Newell Rubbermaid Inc                                             334,000                                        10,244
                                                                                                      ------------------

Hotels & Motels (0.76%)
Hilton Hotels Corp                                                163,400                                         5,556
                                                                                                      ------------------

Instruments - Scientific (1.74%)
Thermo Fisher Scientific Inc (b)                                  242,900                                        12,645
                                                                                                      ------------------

Machinery - Farm (1.68%)
AGCO Corp (a)(b)                                                  293,200                                        12,235
                                                                                                      ------------------


Medical - Drugs (8.56%)
Abbott Laboratories                                               120,100                                         6,800
Allergan Inc (a)                                                   60,500                                         7,333
Cephalon Inc (a)(b)                                                73,400                                         5,843
Roche Holding AG ADR                                              138,000                                        12,972
Schering-Plough Corp                                              921,228                                        29,231
                                                                                                      ------------------
                                                                                                                 62,179
                                                                                                      ------------------
Medical - Generic Drugs (0.98%)
Teva Pharmaceutical Industries Ltd ADR (a)                        186,500                                         7,145
                                                                                                      ------------------

Medical - HMO (1.14%)
UnitedHealth Group Inc                                            156,700                                         8,315
                                                                                                      ------------------

Medical Instruments (1.92%)
DJO Inc (a)(b)                                                     45,800                                         1,789
Intuitive Surgical Inc (a)(b)                                      37,500                                         4,862
Medtronic Inc (a)                                                 138,300                                         7,320
                                                                                                      ------------------
                                                                                                                 13,971
                                                                                                      ------------------
Medical Laboratory & Testing Service (0.92%)
Laboratory Corp of America Holdings (a)(b)                         85,000                                         6,710
                                                                                                      ------------------

Medical Products (2.47%)
Baxter International Inc                                           70,477                                         3,991
Becton Dickinson & Co                                             132,406                                        10,419
Mentor Corp (a)                                                    90,400                                         3,518
                                                                                                      ------------------
                                                                                                                 17,928
                                                                                                      ------------------
Multimedia (1.07%)
Viacom Inc (b)                                                    188,000                                         7,755
                                                                                                      ------------------

Networking Products (4.03%)
Cisco Systems Inc (b)(c)                                          871,900                                        23,315
Juniper Networks Inc (a)(b)                                       267,500                                         5,981
                                                                                                      ------------------
                                                                                                                 29,296
                                                                                                      ------------------
Non-Hazardous Waste Disposal (0.60%)
Waste Management Inc                                              116,800                                         4,370
                                                                                                      ------------------

Oil - Field Services (0.61%)
Schlumberger Ltd (a)                                               59,900                                         4,422
                                                                                                      ------------------

Oil Company - Exploration & Production (3.19%)
Apache Corp                                                       119,000                                         8,628
Devon Energy Corp (a)                                              60,800                                         4,430
XTO Energy Inc                                                    186,200                                        10,105
                                                                                                      ------------------
                                                                                                                 23,163
                                                                                                      ------------------
Oil Field Machinery & Equipment (0.72%)
Cameron International Corp (a)(b)                                  81,400                                         5,256
                                                                                                      ------------------

Property & Casualty Insurance (1.63%)
Travelers Cos Inc/The                                             219,500                                        11,875
                                                                                                      ------------------

Publicly Traded Investment Fund (0.33%)
iShares Russell 1000 Growth Index Fund (a)                         41,000                                         2,386
                                                                                                      ------------------

Regional Banks (2.27%)
Wells Fargo & Co                                                  459,500                                        16,492
                                                                                                      ------------------


Retail - Apparel & Shoe (0.75%)
DSW Inc (a)(b)                                                     73,000                                         2,829
Gap Inc/The                                                       147,400                                         2,646
                                                                                                      ------------------
                                                                                                                  5,475
                                                                                                      ------------------
Retail - Building Products (3.07%)
Home Depot Inc (a)                                                238,100                                         9,017
Lowe's Cos Inc                                                    434,700                                        13,284
                                                                                                      ------------------
                                                                                                                 22,301
                                                                                                      ------------------
Retail - Discount (5.21%)
Target Corp                                                       142,300                                         8,448
TJX Cos Inc                                                       234,800                                         6,549
Wal-Mart Stores Inc                                               476,800                                        22,848
                                                                                                      ------------------
                                                                                                                 37,845
                                                                                                      ------------------
Retail - Restaurants (0.16%)
Chipotle Mexican Grill Inc (a)(b)                                  18,955                                         1,136
                                                                                                      ------------------

Semiconductor Equipment (1.54%)
Teradyne Inc (a)(b)                                               641,500                                        11,194
                                                                                                      ------------------

Steel - Specialty (1.07%)
Allegheny Technologies Inc                                         70,700                                         7,747
                                                                                                      ------------------

Steel Pipe & Tube (0.48%)
Valmont Industries Inc (a)                                         55,615                                         3,497
                                                                                                      ------------------

Telecommunication Equipment - Fiber Optics (0.55%)
Corning Inc (b)                                                   168,300                                         3,992
                                                                                                      ------------------

Textile - Home Furnishings (1.24%)
Mohawk Industries Inc (a)(b)                                       99,600                                         8,980
                                                                                                      ------------------

Veterinary Diagnostics (0.25%)
VCA Antech Inc (b)                                                 47,000                                         1,853
                                                                                                      ------------------

Web Portals (1.84%)
Google Inc (b)                                                     28,300                                        13,340
                                                                                                      ------------------

Wireless Equipment (2.93%)
American Tower Corp (b)                                           372,100                                        14,140
Qualcomm Inc                                                      164,100                                         7,187
                                                                                                      ------------------
                                                                                                                 21,327
                                                                                                      ------------------
TOTAL COMMON STOCKS                                                                                $            724,941
                                                                                                      ------------------
                                                                 Principal
                                                                 Amount                                 Value (000's)
                                                                 (000's)
SHORT TERM INVESTMENTS (0.26%)
Commercial Paper (0.26%)
Fannie Mae Discount Notes
5.07%, 5/ 1/2007                                                    1,869                                         1,869
                                                                                                      ------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $              1,869
                                                                                                      ------------------
MONEY MARKET FUNDS (13.01%)
Money Center Banks (13.01%)
BNY Institutional Cash Reserve Fund (d)                            94,577                                        94,577
                                                                                                      ------------------
TOTAL MONEY MARKET FUNDS                                                                           $             94,577

                                                                                                      ------------------
Total Investments                                                                                  $            821,387
Liabilities in Excess of Other Assets, Net - (13.01)%                                                          (94,587)
                                                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                                                         $            726,800
                                                                                                      ==================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,370 or 1.84% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $             74,340
Unrealized Depreciation                                              (5,624)
                                                           ------------------
Net Unrealized Appreciation (Depreciation)                            68,716
Cost for federal income tax purposes                                 752,671
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                      Current   Unrealized
                          Number       Original        Market   Appreciation/
                             of
Type                      Contracts     Value           Value  (Depreciation)
------------------------- --------- -------------------------- -------
Buy:
S&P 500 eMini; June 2007     27           $1,966       $2,009      43
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
----------------------------------------------------------- ------------------
Sector                                                                Percent
----------------------------------------------------------- ------------------
Consumer, Non-cyclical                                                 25.70%
Financial                                                              22.71%
Industrial                                                             16.90%
Technology                                                             14.95%
Consumer, Cyclical                                                     13.53%
Communications                                                         12.71%
Energy                                                                  4.52%
Basic Materials                                                         1.40%
Exchange Traded Funds                                                   0.33%
Government                                                              0.26%
Liabilities in Excess of Other Assets, Net                          (-13.01%)
                                                            ------------------
TOTAL NET ASSETS                                                      100.00%
                                                            ==================

Other Assets Summary (unaudited)
----------------------------------------------------------- ------------------
Asset Type                                                            Percent
----------------------------------------------------------- ------------------
Futures                                                                 0.28%



Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Value Fund

                                                            Shares                                 Value (000's)
                                                              Held
COMMON STOCKS (96.63%)
Advertising Agencies (0.37%)
Interpublic Group of Cos Inc (a)(b)                          812,200                          $             10,299
                                                                                                 ------------------

Aerospace & Defense (1.37%)
Boeing Co                                                    160,200                                        14,899
Lockheed Martin Corp                                          40,000                                         3,846
Northrop Grumman Corp (a)                                    256,100                                        18,851
                                                                                                 ------------------
                                                                                                            37,596
                                                                                                 ------------------
Apparel Manufacturers (0.65%)
Jones Apparel Group Inc                                      261,050                                         8,716
VF Corp                                                      104,700                                         9,194
                                                                                                 ------------------
                                                                                                            17,910
                                                                                                 ------------------
Applications Software (0.52%)
Microsoft Corp                                               474,600                                        14,210
                                                                                                 ------------------

Auto - Car & Light Trucks (0.59%)
DaimlerChrysler AG (a)                                       200,200                                        16,118
                                                                                                 ------------------

Auto/Truck Parts & Equipment - Original (1.34%)
Autoliv Inc                                                  227,200                                        13,212
BorgWarner Inc                                               146,100                                        11,383
Magna International Inc (a)                                  153,500                                        12,149
                                                                                                 ------------------
                                                                                                            36,744
                                                                                                 ------------------
Beverages - Non-Alcoholic (0.54%)
Coca-Cola Enterprises Inc (a)                                361,200                                         7,925
PepsiCo Inc                                                  103,900                                         6,867
                                                                                                 ------------------
                                                                                                            14,792
                                                                                                 ------------------
Brewery (0.63%)
Molson Coors Brewing Co (a)                                  184,700                                        17,414
                                                                                                 ------------------

Building - Residential & Commercial (0.28%)
Pulte Homes Inc (a)                                          284,400                                         7,650
                                                                                                 ------------------

Cable TV (0.98%)
Comcast Corp (a)(b)                                         1,013,250                                       27,013
                                                                                                 ------------------

Chemicals - Diversified (1.62%)
Dow Chemical Co/The                                          410,700                                        18,321
EI Du Pont de Nemours & Co                                   251,600                                        12,371
PPG Industries Inc                                           186,500                                        13,723
                                                                                                 ------------------
                                                                                                            44,415
                                                                                                 ------------------
Chemicals - Specialty (0.50%)
Ashland Inc                                                   71,550                                         4,289
Lubrizol Corp                                                157,000                                         9,411
                                                                                                 ------------------
                                                                                                            13,700
                                                                                                 ------------------
Commercial Banks (0.21%)
BB&T Corp                                                    139,700                                         5,814
                                                                                                 ------------------


Computer Services (0.18%)
Electronic Data Systems Corp                                 166,600                                         4,871
                                                                                                 ------------------

Computers (0.86%)
Hewlett-Packard Co                                            86,900                                         3,662
International Business Machines Corp                         196,000                                        20,033
                                                                                                 ------------------
                                                                                                            23,695
                                                                                                 ------------------
Computers - Peripheral Equipment (0.44%)
Lexmark International Inc (a)(b)                             223,200                                        12,164
                                                                                                 ------------------

Consulting Services (0.17%)
Accenture Ltd (a)                                            119,100                                         4,657
                                                                                                 ------------------

Consumer Products - Miscellaneous (0.76%)
Clorox Co                                                     97,600                                         6,547
Kimberly-Clark Corp                                          202,200                                        14,391
                                                                                                 ------------------
                                                                                                            20,938
                                                                                                 ------------------
Containers - Metal & Glass (0.83%)
Crown Holdings Inc (a)(b)                                    464,000                                        11,215
Owens-Illinois Inc (a)(b)                                    381,300                                        11,473
                                                                                                 ------------------
                                                                                                            22,688
                                                                                                 ------------------
Containers - Paper & Plastic (0.41%)
Sonoco Products Co                                           261,400                                        11,146
                                                                                                 ------------------

Cosmetics & Toiletries (2.32%)
Colgate-Palmolive Co                                         227,500                                        15,411
Procter & Gamble Co                                          752,700                                        48,406
                                                                                                 ------------------
                                                                                                            63,817
                                                                                                 ------------------
Distribution & Wholesale (0.18%)
Tech Data Corp (a)(b)                                        136,700                                         4,858
                                                                                                 ------------------

Diversified Manufacturing Operations (4.11%)
Eaton Corp                                                   215,550                                        19,229
General Electric Co                                         2,261,000                                       83,340
Ingersoll-Rand Co Ltd                                          3,200                                           143
SPX Corp                                                     142,700                                        10,115
                                                                                                 ------------------
                                                                                                           112,827
                                                                                                 ------------------
Electric - Integrated (2.71%)
Allegheny Energy Inc (b)                                     281,700                                        15,060
Constellation Energy Group Inc                               192,800                                        17,182
Entergy Corp                                                 187,800                                        21,248
Pinnacle West Capital Corp                                   248,100                                        11,981
TXU Corp                                                     130,900                                         8,584
Wisconsin Energy Corp                                          6,400                                           312
                                                                                                 ------------------
                                                                                                            74,367
                                                                                                 ------------------
Electronic Components - Miscellaneous (0.82%)
Celestica Inc (a)(b)                                         218,600                                         1,484
Flextronics International Ltd (a)(b)                        1,098,500                                       12,248
Sanmina-SCI Corp (b)                                        1,195,500                                        4,125
Solectron Corp (a)(b)                                       1,360,200                                        4,557
                                                                                                 ------------------
                                                                                                            22,414
                                                                                                 ------------------
Electronic Parts Distribution (0.22%)
Arrow Electronics Inc (a)(b)                                 150,400                                         5,944
                                                                                                 ------------------

Finance - Investment Banker & Broker (9.31%)
Citigroup Inc                                               2,090,800                                      112,109

Finance - Investment Banker & Broker
Goldman Sachs Group Inc/The                                   32,200                                         7,039
JPMorgan Chase & Co                                         1,556,300                                       81,083
Merrill Lynch & Co Inc                                       441,100                                        39,801
Morgan Stanley                                               184,900                                        15,533
                                                                                                 ------------------
                                                                                                           255,565
                                                                                                 ------------------
Finance - Mortgage Loan/Banker (3.00%)
Countrywide Financial Corp                                   609,800                                        22,611
Fannie Mae                                                   562,350                                        33,134
Freddie Mac (a)                                              409,200                                        26,508
                                                                                                 ------------------
                                                                                                            82,253
                                                                                                 ------------------
Financial Guarantee Insurance (1.61%)
AMBAC Financial Group Inc                                    147,000                                        13,495
MBIA Inc (a)                                                 230,400                                        16,027
MGIC Investment Corp (a)                                     236,300                                        14,558
                                                                                                 ------------------
                                                                                                            44,080
                                                                                                 ------------------
Food - Miscellaneous/Diversified (2.85%)
ConAgra Foods Inc                                            545,100                                        13,399
General Mills Inc (a)                                        239,950                                        14,373
Kellogg Co (a)                                               261,700                                        13,846
Kraft Foods Inc                                              645,343                                        21,600
Sara Lee Corp (a)                                            917,600                                        15,058
                                                                                                 ------------------
                                                                                                            78,276
                                                                                                 ------------------
Food - Retail (1.36%)
Kroger Co/The                                                582,100                                        17,178
Safeway Inc                                                  559,000                                        20,292
                                                                                                 ------------------
                                                                                                            37,470
                                                                                                 ------------------
Insurance Brokers (0.15%)
AON Corp                                                     103,500                                         4,011
                                                                                                 ------------------

Investment Management & Advisory Services (0.17%)
Waddell & Reed Financial Inc (a)                             193,600                                         4,689
                                                                                                 ------------------

Life & Health Insurance (0.84%)
Prudential Financial Inc (a)                                 132,100                                        12,549
Torchmark Corp (a)                                             3,200                                           219
Unum Group                                                   415,200                                        10,330
                                                                                                 ------------------
                                                                                                            23,098
                                                                                                 ------------------
Medical - Drugs (6.08%)
Eli Lilly & Co                                               335,300                                        19,826
Merck & Co Inc                                               864,500                                        44,470
Pfizer Inc                                                  3,245,000                                       85,863
Schering-Plough Corp                                         524,000                                        16,626
                                                                                                 ------------------
                                                                                                           166,785
                                                                                                 ------------------
Medical - Hospitals (0.09%)
Tenet Healthcare Corp (a)(b)                                 330,200                                         2,450
                                                                                                 ------------------

Medical - Wholesale Drug Distribution (0.35%)
AmerisourceBergen Corp                                       192,900                                         9,643
                                                                                                 ------------------

Multi-Line Insurance (6.07%)
ACE Ltd                                                      117,500                                         6,987
Allstate Corp/The                                            127,700                                         7,958
American International Group Inc                             907,000                                        63,408
Genworth Financial Inc                                       541,200                                        19,748
Hartford Financial Services Group Inc                        194,100                                        19,643
MetLife Inc (a)                                              374,550                                        24,608
Multi-Line Insurance
Old Republic International Corp                              636,100                                        13,530
XL Capital Ltd (a)                                           136,800                                        10,668
                                                                                                 ------------------
                                                                                                           166,550

                                                                                                 ------------------
Multimedia (1.68%)
Time Warner Inc (a)                                         1,719,500                                       35,473
Viacom Inc (b)                                               156,600                                         6,460
Walt Disney Co/The                                           122,500                                         4,285
                                                                                                 ------------------
                                                                                                            46,218
                                                                                                 ------------------
Networking Products (0.27%)
Cisco Systems Inc (a)(b)                                     282,400                                         7,551
                                                                                                 ------------------

Office Supplies & Forms (0.05%)
Avery Dennison Corp                                           21,725                                         1,351
                                                                                                 ------------------

Oil Company - Integrated (12.03%)
BP PLC ADR                                                   207,300                                        13,955
Chevron Corp                                                 982,900                                        76,460
ConocoPhillips                                               424,800                                        29,460
Exxon Mobil Corp                                            1,919,200                                      152,346
Marathon Oil Corp                                            288,900                                        29,338
Occidental Petroleum Corp                                     89,800                                         4,553
Royal Dutch Shell PLC ADR                                    156,400                                        10,846
Total SA ADR (a)                                             181,100                                        13,345
                                                                                                 ------------------
                                                                                                           330,303
                                                                                                 ------------------
Paper & Related Products (0.87%)
Smurfit-Stone Container Corp (a)(b)                          480,200                                         5,786
Temple-Inland Inc (a)                                        304,600                                        18,045
                                                                                                 ------------------
                                                                                                            23,831
                                                                                                 ------------------
Property & Casualty Insurance (1.99%)
Chubb Corp                                                   260,300                                        14,012
Fidelity National Financial Inc                              548,000                                        13,969
Travelers Cos Inc/The                                        491,191                                        26,573
                                                                                                 ------------------
                                                                                                            54,554
                                                                                                 ------------------
Regional Banks (8.19%)
Bank of America Corp                                        1,963,600                                       99,947
Comerica Inc                                                 283,000                                        17,521
Fifth Third Bancorp                                          208,800                                         8,475
Keycorp (a)                                                  257,400                                         9,184
National City Corp (a)                                       567,600                                        20,746
SunTrust Banks Inc (a)                                       176,500                                        14,900
US Bancorp (a)                                               514,500                                        17,673
Wachovia Corp (a)                                            404,500                                        22,466
Wells Fargo & Co                                             390,500                                        14,015
                                                                                                 ------------------
                                                                                                           224,927
                                                                                                 ------------------
Reinsurance (0.40%)
PartnerRe Ltd (a)                                             29,200                                         2,103
RenaissanceRe Holdings Ltd                                   161,900                                         8,767
                                                                                                 ------------------
                                                                                                            10,870
                                                                                                 ------------------
Retail - Apparel & Shoe (0.76%)
Gap Inc/The                                                  742,600                                        13,330
Ltd Brands Inc (a)                                           271,800                                         7,493
                                                                                                 ------------------
                                                                                                            20,823
                                                                                                 ------------------
Retail - Discount (0.38%)
Family Dollar Stores Inc (a)                                 329,000                                        10,475
                                                                                                 ------------------


Retail - Major Department Store (0.28%)
Saks Inc                                                     373,200                                         7,815
                                                                                                 ------------------

Retail - Office Supplies (0.33%)
Office Depot Inc (a)(b)                                      268,500                                         9,027
                                                                                                 ------------------

Retail - Regional Department Store (0.76%)
Federated Department Stores Inc (a)                          472,200                                        20,739
                                                                                                 ------------------

Retail - Restaurants (1.23%)
McDonald's Corp (a)                                          702,300                                        33,907
                                                                                                 ------------------

Savings & Loans - Thrifts (1.23%)
Astoria Financial Corp                                       282,200                                         7,495
Washington Mutual Inc                                        623,800                                        26,187
                                                                                                 ------------------
                                                                                                            33,682
                                                                                                 ------------------
Steel - Producers (0.61%)
Arcelor Mittal (a)                                           313,700                                        16,758
                                                                                                 ------------------

Telecommunication Services (0.39%)
Embarq Corp                                                  178,462                                        10,715
                                                                                                 ------------------

Telephone - Integrated (5.90%)
AT&T Inc                                                    2,006,100                                       77,676
Sprint Nextel Corp (a)                                      1,462,400                                       29,292
Verizon Communications Inc                                  1,438,700                                       54,930
                                                                                                 ------------------
                                                                                                           161,898
                                                                                                 ------------------
Television (0.73%)
CBS Corp (a)                                                 626,800                                        19,913
                                                                                                 ------------------

Tobacco (1.51%)
Altria Group Inc                                             578,800                                        39,891
UST Inc (a)                                                   26,625                                         1,509
                                                                                                 ------------------
                                                                                                            41,400
                                                                                                 ------------------
Tools - Hand Held (0.52%)
Black & Decker Corp                                          157,700                                        14,307
                                                                                                 ------------------

Toys (0.27%)
Mattel Inc (a)                                               264,400                                         7,483
                                                                                                 ------------------

Wireless Equipment (0.76%)
American Tower Corp (a)(b)                                   120,000                                         4,560
Crown Castle International Corp (a)(b)                       314,200                                        10,789
Nokia OYJ ADR (a)                                            215,000                                         5,429
                                                                                                 ------------------
                                                                                                            20,778
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $          2,652,256
                                                                                                 ------------------
                                                            Principal
                                                            Amount                                 Value (000's)
                                                            (000's)
SHORT TERM INVESTMENTS (1.14%)
Commercial Paper (1.14%)
Abbott Laboratories
5.22%, 5/30/2007                                               1,000                                           996
Atomium Funding LLC
5.23%, 7/18/2007                                               1,000                                           989
Austra Corp
5.27%, 5/21/2007                                               1,000                                           997

Commercial Paper
Bank of America
5.21%, 8/21/2007                                               1,000                                           984
BASF AG
5.20%, 8/ 3/2007                                               1,000                                           986
Ciesco LP
5.24%, 6/ 4/2007                                               1,000                                           995
Fannie Mae Discount Notes
5.07%, 5/ 1/2007                                               2,572                                         2,572
Fountain Square Commercial Funding Corp
5.24%, 6/19/2007                                               1,000                                           993
HBOS Treasury Services
5.23%, 7/ 3/2007                                               1,000                                           991
Hudson-Thames LLC
5.19%, 9/10/2007                                               1,000                                           981
Koch Industries Inc
5.24%, 5/ 3/2007                                               1,000                                         1,000
Liberty Street Funding Corp
5.30%, 5/ 7/2007                                               1,439                                         1,438
5.25%, 6/21/2007                                               1,000                                           992
McKinley Funding Ltd
5.25%, 7/13/2007                                               1,000                                           989
MICA Funding LLC
5.34%, 5/ 1/2007                                               1,500                                         1,500
Old Line Funding LLC
5.25%, 5/11/2007                                               1,000                                           998
Paradigm Funding LLC
5.33%, 5/ 1/2007                                               1,500                                         1,500
Ranger Funding
5.27%, 5/ 2/2007                                               1,000                                         1,000
Sheffield Receivables
5.25%, 6/29/2007                                               1,500                                         1,487
Societe Generale North America Inc
5.20%, 8/ 7/2007                                               1,000                                           986
Southern Company Funding
5.23%, 5/24/2007                                               1,000                                           997
Stanfield Victoria Funding
5.33%, 5/ 1/2007                                               1,500                                         1,500
Sysco Corp
5.22%, 5/ 1/2007                                               1,000                                         1,000
Tempo Finance Corp
5.24%, 7/18/2007                                               1,000                                           989
Westpac Securities Ltd
5.20%, 8/16/2007                                               1,000                                           984
White Point Funding Inc
5.25%, 6/20/2007                                               1,500                                         1,489
Zenith Funding Ltd
5.25%, 7/11/2007                                               1,000                                           990
                                                                                                 ------------------
                                                                                                            31,323
                                                                                                 ------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $             31,323
                                                                                                 ------------------
MONEY MARKET FUNDS (10.60%)
Money Center Banks (10.60%)
BNY Institutional Cash Reserve Fund (c)                      290,783                                       290,783
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $            290,783
                                                                                                 ------------------
Total Investments                                                                             $          2,974,362
Liabilities in Excess of Other Assets, Net - (8.37)%                                                     (229,718)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $          2,744,644
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Non-Income Producing Security
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            609,391
Unrealized Depreciation                                          (31,058)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                        578,333
Cost for federal income tax purposes                            2,396,029
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                    Current       Unrealized
                           Number       Original     Market       Appreciation/
                              of
Type                       Contracts     Value        Value      (Depreciation)
-------------------------- --------- ------------ --------------------
Buy:
S&P 500 eMini; June 2007     436         $31,738       $32,447    709
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------- ----------------
Sector                                                          Percent
------------------------------------------------------- ----------------
Financial                                                        44.62%
Consumer, Non-cyclical                                           16.80%
Energy                                                           12.07%
Communications                                                   11.09%
Industrial                                                        8.27%
Consumer, Cyclical                                                7.05%
Basic Materials                                                   3.63%
Utilities                                                         2.71%
Technology                                                        2.00%
Government                                                        0.09%
Special Purpose Entity                                            0.04%
Liabilities in Excess of Other Assets, Net                     (-8.37%)
                                                        ----------------
TOTAL NET ASSETS                                                100.00%
                                                        ================

Other Assets Summary (unaudited)
------------------------------------------------------- ----------------
Asset Type                                                      Percent
------------------------------------------------------- ----------------
Futures                                                           1.18%


Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Growth Fund

                                                            Shares                                 Value (000's)
                                                              Held
COMMON STOCKS (98.24%)
Advertising Sales (0.87%)
Focus Media Holding Ltd ADR (a)(b)                           133,380                          $              4,935
                                                                                                 ------------------

Agricultural Chemicals (0.99%)
Agrium Inc (a)                                               144,340                                         5,590
                                                                                                 ------------------

Airlines (0.44%)
US Airways Group Inc (a)(b)                                   67,190                                         2,482
                                                                                                 ------------------

Apparel Manufacturers (4.28%)
Coach Inc (b)                                                195,170                                         9,530
Guess ? Inc (a)                                              171,090                                         6,741
Polo Ralph Lauren Corp (a)                                    85,640                                         7,888
                                                                                                 ------------------
                                                                                                            24,159
                                                                                                 ------------------
Applications Software (1.04%)
Salesforce.com Inc (a)(b)                                    139,530                                         5,860
                                                                                                 ------------------

Audio & Video Products (1.20%)
Harman International Industries Inc                           55,770                                         6,798
                                                                                                 ------------------

Beverages - Non-Alcoholic (0.52%)
Hansen Natural Corp (a)(b)                                    76,390                                         2,918
                                                                                                 ------------------

Casino Hotels (2.65%)
MGM Mirage (a)(b)                                             78,090                                         5,251
Wynn Resorts Ltd (a)                                          94,860                                         9,696
                                                                                                 ------------------
                                                                                                            14,947
                                                                                                 ------------------
Casino Services (1.66%)
International Game Technology                                245,649                                         9,369
                                                                                                 ------------------

Cellular Telecommunications (3.62%)
Leap Wireless International Inc (b)                           73,138                                         5,583
MetroPCS Communications Inc (b)                               50,700                                         1,422
NII Holdings Inc (a)(b)                                      175,070                                        13,436
                                                                                                 ------------------
                                                                                                            20,441
                                                                                                 ------------------
Chemicals - Diversified (0.56%)
Celanese Corp (a)                                             95,480                                         3,167
                                                                                                 ------------------

Coal (0.60%)
Arch Coal Inc (a)                                             93,600                                         3,376
                                                                                                 ------------------

Commercial Banks (0.62%)
Synovus Financial Corp (a)                                   110,440                                         3,485
                                                                                                 ------------------

Containers - Metal & Glass (1.37%)
Owens-Illinois Inc (a)(b)                                    257,800                                         7,757
                                                                                                 ------------------

Cosmetics & Toiletries (1.68%)
Avon Products Inc                                            178,330                                         7,097

Cosmetics & Toiletries
Bare Escentuals Inc (a)(b)                                    58,639                                         2,371
                                                                                                 ------------------
                                                                                                             9,468
                                                                                                 ------------------
Data Processing & Management (1.13%)
Fiserv Inc (b)                                               120,030                                         6,382
                                                                                                 ------------------

Disposable Medical Products (0.54%)
CR Bard Inc                                                   36,810                                         3,060
                                                                                                 ------------------

Distribution & Wholesale (0.71%)
CDW Corp                                                      55,380                                         3,988
                                                                                                 ------------------

Diversified Manufacturing Operations (2.36%)
Harsco Corp (a)                                              122,500                                         6,248
Roper Industries Inc                                         126,710                                         7,103
                                                                                                 ------------------
                                                                                                            13,351
                                                                                                 ------------------
Electric Products - Miscellaneous (0.88%)
Ametek Inc                                                   137,670                                         4,995
                                                                                                 ------------------

Electronic Components - Semiconductors (2.80%)
Altera Corp                                                  389,910                                         8,789
Intersil Corp                                                235,460                                         7,014
                                                                                                 ------------------
                                                                                                            15,803
                                                                                                 ------------------
E-Marketing & Information (1.17%)
aQuantive Inc (a)(b)                                         215,010                                         6,581
                                                                                                 ------------------

Entertainment Software (0.93%)
Activision Inc (a)(b)                                        263,500                                         5,270
                                                                                                 ------------------

Fiduciary Banks (1.16%)
Northern Trust Corp                                          103,710                                         6,529
                                                                                                 ------------------

Finance - Investment Banker & Broker (0.64%)
Greenhill & Co Inc (a)                                        57,010                                         3,606
                                                                                                 ------------------

Finance - Other Services (2.52%)
Cbot Holdings Inc (a)(b)                                       9,830                                         1,855
IntercontinentalExchange Inc (a)(b)                           60,260                                         7,653
Nymex Holdings Inc                                            36,350                                         4,715
                                                                                                 ------------------
                                                                                                            14,223
                                                                                                 ------------------
Food - Confectionery (1.22%)
WM Wrigley Jr Co                                             117,520                                         6,920
                                                                                                 ------------------

Hotels & Motels (2.35%)
Hilton Hotels Corp                                           251,340                                         8,545
Starwood Hotels & Resorts Worldwide Inc                       70,930                                         4,754
                                                                                                 ------------------
                                                                                                            13,299
                                                                                                 ------------------
Human Resources (1.10%)
Monster Worldwide Inc (b)                                    147,140                                         6,187
                                                                                                 ------------------

Instruments - Scientific (1.81%)
Thermo Fisher Scientific Inc (b)                             196,390                                        10,224
                                                                                                 ------------------

Internet Connectivity Services (0.56%)
Cogent Communications Group Inc (b)                          124,230                                         3,163
                                                                                                 ------------------


Internet Infrastructure Software (3.32%)
Akamai Technologies Inc (a)(b)                               176,300                                         7,771
F5 Networks Inc (a)(b)                                       142,886                                        10,971
                                                                                                 ------------------
                                                                                                            18,742
                                                                                                 ------------------
Internet Security (1.42%)
VeriSign Inc (a)(b)                                          293,500                                         8,027
                                                                                                 ------------------

Investment Management & Advisory Services (3.25%)
Affiliated Managers Group Inc (a)(b)                          63,100                                         7,423
T Rowe Price Group Inc                                       219,810                                        10,920
                                                                                                 ------------------
                                                                                                            18,343
                                                                                                 ------------------
Leisure & Recreation Products (0.96%)
WMS Industries Inc (a)(b)                                    136,000                                         5,421
                                                                                                 ------------------

Medical - Biomedical/Gene (3.01%)
Alexion Pharmaceuticals Inc (a)(b)                           105,990                                         4,437
Celgene Corp (b)                                             205,764                                        12,584
                                                                                                 ------------------
                                                                                                            17,021
                                                                                                 ------------------
Medical - Drugs (3.49%)
Allergan Inc (a)                                              47,400                                         5,745
Cephalon Inc (a)(b)                                           64,370                                         5,124
Sepracor Inc (b)                                              48,200                                         2,587
Shire PLC ADR (a)                                             89,920                                         6,285
                                                                                                 ------------------
                                                                                                            19,741
                                                                                                 ------------------
Medical - HMO (0.47%)
Health Net Inc (b)                                            49,215                                         2,661
                                                                                                 ------------------

Medical - Hospitals (0.49%)
Universal Health Services Inc                                 45,710                                         2,776
                                                                                                 ------------------

Medical - Nursing Homes (0.66%)
Manor Care Inc                                                57,040                                         3,701
                                                                                                 ------------------

Medical Instruments (2.47%)
Intuitive Surgical Inc (a)(b)                                 24,330                                         3,155
Kyphon Inc (a)(b)                                             58,470                                         2,725
St Jude Medical Inc (b)                                      188,470                                         8,065
                                                                                                 ------------------
                                                                                                            13,945
                                                                                                 ------------------
Medical Products (0.73%)
Henry Schein Inc (a)(b)                                       78,810                                         4,108
                                                                                                 ------------------

Metal Processors & Fabrication (1.74%)
Precision Castparts Corp                                      94,280                                         9,815
                                                                                                 ------------------

Networking Products (2.39%)
Atheros Communications Inc (a)(b)                            190,060                                         5,092
BigBand Networks Inc (a)(b)                                  125,820                                         2,575
Juniper Networks Inc (b)                                      83,480                                         1,867
Polycom Inc (a)(b)                                           119,394                                         3,976
                                                                                                 ------------------
                                                                                                            13,510
                                                                                                 ------------------
Oil Company - Exploration & Production (2.18%)
Quicksilver Resources Inc (a)(b)                              98,620                                         4,128
Range Resources Corp (a)                                     224,735                                         8,214
                                                                                                 ------------------
                                                                                                            12,342
                                                                                                 ------------------
Oil Field Machinery & Equipment (2.72%)
Cameron International Corp (b)                               108,730                                         7,021

Oil Field Machinery & Equipment
National Oilwell Varco Inc (a)(b)                             98,370                                         8,346
                                                                                                 ------------------
                                                                                                            15,367
                                                                                                 ------------------
Oil Refining & Marketing (0.53%)
Frontier Oil Corp                                             84,730                                         2,994
                                                                                                 ------------------

Pharmacy Services (0.78%)
Express Scripts Inc (a)(b)                                    45,850                                         4,381
                                                                                                 ------------------

Physical Therapy & Rehabilitation Centers (0.62%)
Psychiatric Solutions Inc (a)(b)                             100,020                                         3,508
                                                                                                 ------------------

Pipelines (1.32%)
Williams Cos Inc                                             252,410                                         7,446
                                                                                                 ------------------

Printing - Commercial (0.65%)
VistaPrint Ltd (a)(b)                                         97,563                                         3,647
                                                                                                 ------------------

Private Corrections (0.73%)
Corrections Corp of America (b)                               72,580                                         4,123
                                                                                                 ------------------

Real Estate Magagement & Services (0.94%)
CB Richard Ellis Group Inc (a)(b)                            157,720                                         5,339
                                                                                                 ------------------

REITS - Diversified (0.44%)
Digital Realty Trust Inc. (a)                                 61,540                                         2,489
                                                                                                 ------------------

REITS - Regional Malls (0.83%)
Macerich Co/The                                               49,210                                         4,681
                                                                                                 ------------------

Retail - Apparel & Shoe (1.63%)
Under Armour Inc. - Class A (a)(b)                           124,506                                         6,288
Urban Outfitters Inc (b)                                     113,330                                         2,919
                                                                                                 ------------------
                                                                                                             9,207
                                                                                                 ------------------
Retail - Auto Parts (0.51%)
O'Reilly Automotive Inc (a)(b)                                81,350                                         2,896
                                                                                                 ------------------

Retail - Computer Equipment (0.99%)
GameStop Corp (b)                                            168,340                                         5,584
                                                                                                 ------------------

Rubber - Tires (1.37%)
Goodyear Tire & Rubber Co/The (a)(b)                         232,450                                         7,731
                                                                                                 ------------------

Semiconductor Component - Integrated Circuits (2.06%)
Integrated Device Technology Inc (b)                         347,543                                         5,206
Maxim Integrated Products Inc                                202,940                                         6,437
                                                                                                 ------------------
                                                                                                            11,643
                                                                                                 ------------------
Semiconductor Equipment (3.19%)
Kla-Tencor Corp (a)                                          179,010                                         9,944
Varian Semiconductor Equipment Associates Inc (b)            121,331                                         8,052
                                                                                                 ------------------
                                                                                                            17,996
                                                                                                 ------------------
Steel - Specialty (1.22%)
Allegheny Technologies Inc                                    63,101                                         6,915
                                                                                                 ------------------


Telecommunication Equipment (0.37%)
Sonus Networks Inc (a)(b)                                    272,830                                         2,109
                                                                                                 ------------------

Telecommunication Services (0.74%)
SAVVIS Inc (b)                                                81,400                                         4,198
                                                                                                 ------------------

Telephone - Integrated (0.75%)
Level 3 Communications Inc (a)(b)                            757,939                                         4,214
                                                                                                 ------------------

Transactional Software (0.68%)
VeriFone Holdings Inc (a)(b)                                 109,540                                         3,866
                                                                                                 ------------------

Transport - Services (1.43%)
CH Robinson Worldwide Inc (a)                                151,240                                         8,085
                                                                                                 ------------------

Wire & Cable Products (0.62%)
General Cable Corp (b)                                        61,400                                         3,527
                                                                                                 ------------------

Wireless Equipment (2.01%)
American Tower Corp (b)                                      187,370                                         7,120
Crown Castle International Corp (a)(b)                       123,440                                         4,239
                                                                                                 ------------------
                                                                                                            11,359
                                                                                                 ------------------
X-Ray Equipment (0.55%)
Hologic Inc (a)(b)                                            53,580                                         3,084
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $            554,875
                                                                                                 ------------------
                                                            Principal
                                                            Amount                                 Value (000's)
                                                            (000's)
MONEY MARKET FUNDS (29.12%)
Money Center Banks (29.12%)
BNY Institutional Cash Reserve Fund (c)                      164,511                                       164,511
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $            164,511
                                                                                                 ------------------
Total Investments                                                                             $            719,386
Liabilities in Excess of Other Assets, Net - (27.36)%                                                    (154,553)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $            564,833
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $             92,595
Unrealized Depreciation                                            (5,600)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                          86,995
Cost for federal income tax purposes                               632,391
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------- ------------------
Sector                                                             Percent
-------------------------------------------------------- ------------------
Financial                                                           39.52%
Consumer, Non-cyclical                                              19.70%
Consumer, Cyclical                                                  18.75%
Communications                                                      17.22%
Technology                                                          11.83%
Industrial                                                          10.22%
Energy                                                               7.35%
Basic Materials                                                      2.77%
Liabilities in Excess of Other Assets, Net                       (-27.36%)
                                                         ------------------
TOTAL NET ASSETS                                                   100.00%
                                                         ==================



Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Growth Fund I

                                                            Shares                                 Value (000's)
                                                              Held
COMMON STOCKS (99.66%)
Aerospace & Defense (0.62%)
Rockwell Collins Inc                                          27,250                          $              1,789
                                                                                                 ------------------

Airlines (0.59%)
Continental Airlines Inc (a)(b)                               22,850                                           836
US Airways Group Inc (a)(b)                                   23,400                                           864
                                                                                                 ------------------
                                                                                                             1,700
                                                                                                 ------------------
Apparel Manufacturers (1.94%)
Coach Inc (b)                                                 78,100                                         3,814
Polo Ralph Lauren Corp                                        19,900                                         1,833
                                                                                                 ------------------
                                                                                                             5,647
                                                                                                 ------------------
Applications Software (1.11%)
Citrix Systems Inc (a)(b)                                     52,500                                         1,711
Intuit Inc (b)                                                52,900                                         1,505
                                                                                                 ------------------
                                                                                                             3,216
                                                                                                 ------------------
Auction House & Art Dealer (0.42%)
Sotheby's (a)                                                 23,900                                         1,234
                                                                                                 ------------------

Beverages - Wine & Spirits (0.45%)
Brown-Forman Corp                                             20,350                                         1,301
                                                                                                 ------------------

Broadcasting Services & Programming (1.46%)
Liberty Global Inc - A Shares (a)(b)                          63,050                                         2,263
Liberty Media Holding Corp - Capital (b)                      17,550                                         1,982
                                                                                                 ------------------
                                                                                                             4,245
                                                                                                 ------------------
Building - Heavy Construction (0.61%)
Granite Construction Inc                                      29,450                                         1,774
                                                                                                 ------------------

Building - Residential & Commercial (0.84%)
Lennar Corp                                                   22,200                                           948
NVR Inc (a)(b)                                                 1,800                                         1,483
                                                                                                 ------------------
                                                                                                             2,431
                                                                                                 ------------------
Casino Hotels (0.59%)
MGM Mirage (a)(b)                                             25,550                                         1,718
                                                                                                 ------------------

Casino Services (0.72%)
International Game Technology                                 54,900                                         2,094
                                                                                                 ------------------

Cellular Telecommunications (0.84%)
NII Holdings Inc (a)(b)                                       31,850                                         2,444
                                                                                                 ------------------

Chemicals - Diversified (0.87%)
Lyondell Chemical Co (a)                                      50,950                                         1,586
Westlake Chemical Corp (a)                                    32,550                                           950
                                                                                                 ------------------
                                                                                                             2,536
                                                                                                 ------------------
Chemicals - Specialty (0.44%)
Ashland Inc                                                   21,350                                         1,280
                                                                                                 ------------------


Commercial Services - Finance (2.04%)
Equifax Inc (a)                                               67,370                                         2,681
Interactive Data Corp                                         39,600                                         1,134
Moody's Corp                                                  18,580                                         1,229
Morningstar Inc (a)(b)                                        16,650                                           867
                                                                                                 ------------------
                                                                                                             5,911
                                                                                                 ------------------
Computer Aided Design (1.00%)
Autodesk Inc (a)(b)                                           70,150                                         2,895
                                                                                                 ------------------

Computer Services (1.65%)
Cognizant Technology Solutions Corp (b)                       31,250                                         2,794
Factset Research Systems Inc (a)                              32,500                                         1,999
                                                                                                 ------------------
                                                                                                             4,793
                                                                                                 ------------------
Computers - Integrated Systems (0.77%)
NCR Corp (b)                                                  44,200                                         2,228
                                                                                                 ------------------

Computers - Memory Devices (0.63%)
Western Digital Corp (a)(b)                                  104,050                                         1,840
                                                                                                 ------------------

Computers - Peripheral Equipment (0.58%)
Lexmark International Inc (a)(b)                              30,750                                         1,676
                                                                                                 ------------------

Consulting Services (0.48%)
Watson Wyatt Worldwide Inc                                    29,500                                         1,390
                                                                                                 ------------------

Consumer Products - Miscellaneous (0.50%)
Clorox Co                                                     21,450                                         1,439
                                                                                                 ------------------

Containers - Paper & Plastic (0.72%)
Pactiv Corp (b)                                               60,750                                         2,101
                                                                                                 ------------------

Data Processing & Management (1.01%)
Dun & Bradstreet Corp                                         24,750                                         2,235
Total System Services Inc                                     22,450                                           697
                                                                                                 ------------------
                                                                                                             2,932
                                                                                                 ------------------
Dental Supplies & Equipment (0.77%)
Dentsply International Inc                                    67,050                                         2,240
                                                                                                 ------------------

Dialysis Centers (0.43%)
DaVita Inc (a)(b)                                             22,750                                         1,242
                                                                                                 ------------------

Disposable Medical Products (0.96%)
CR Bard Inc                                                   33,550                                         2,789
                                                                                                 ------------------

Distribution & Wholesale (0.50%)
WW Grainger Inc                                               17,700                                         1,462
                                                                                                 ------------------

Diversified Manufacturing Operations (3.57%)
Acuity Brands Inc (a)                                         21,200                                         1,253
Dover Corp                                                    52,100                                         2,507
Eaton Corp                                                    12,350                                         1,102
Parker Hannifin Corp                                          31,150                                         2,870
Textron Inc                                                   25,850                                         2,628
                                                                                                 ------------------
                                                                                                            10,360
                                                                                                 ------------------

Drug Delivery Systems (0.79%)
Hospira Inc (a)(b)                                            56,350                                         2,285
                                                                                                 ------------------

E-Commerce - Products (0.84%)
Amazon.Com Inc (a)(b)                                         39,700                                         2,435
                                                                                                 ------------------

E-Commerce - Services (0.25%)
priceline.com Inc (a)(b)                                      13,150                                           732
                                                                                                 ------------------

Electric - Integrated (0.96%)
OGE Energy Corp                                               27,450                                         1,055
Pinnacle West Capital Corp                                    35,700                                         1,724
                                                                                                 ------------------
                                                                                                             2,779
                                                                                                 ------------------
Electric Products - Miscellaneous (0.32%)
Molex Inc (a)                                                 31,100                                           929
                                                                                                 ------------------

Electronic Components - Miscellaneous (0.45%)
Gentex Corp                                                   73,250                                         1,304
                                                                                                 ------------------

Electronic Components - Semiconductors (2.46%)
Intersil Corp                                                 45,550                                         1,357
Microchip Technology Inc                                      78,200                                         3,154
National Semiconductor Corp                                  100,450                                         2,642
                                                                                                 ------------------
                                                                                                             7,153
                                                                                                 ------------------
Electronic Measurement Instruments (0.87%)
Agilent Technologies Inc (a)(b)                               50,600                                         1,739
Tektronix Inc                                                 27,000                                           794
                                                                                                 ------------------
                                                                                                             2,533
                                                                                                 ------------------
Engineering - Research & Development Services (0.93%)
EMCOR Group Inc (b)                                           16,150                                         1,013
Jacobs Engineering Group Inc (a)(b)                           33,500                                         1,689
                                                                                                 ------------------
                                                                                                             2,702
                                                                                                 ------------------
Engines - Internal Combustion (0.89%)
Cummins Inc                                                   27,950                                         2,576
                                                                                                 ------------------

Enterprise Software & Services (0.30%)
BEA Systems Inc (a)(b)                                        74,900                                           883
                                                                                                 ------------------

Fiduciary Banks (1.14%)
Northern Trust Corp                                           52,800                                         3,324
                                                                                                 ------------------

Finance - Commercial (0.48%)
CIT Group Inc                                                 23,500                                         1,402
                                                                                                 ------------------

Finance - Consumer Loans (0.19%)
First Marblehead Corp/The (a)                                 15,550                                           564
                                                                                                 ------------------

Finance - Other Services (2.35%)
IntercontinentalExchange Inc (a)(b)                           12,850                                         1,632
International Securities Exchange Holdi (a)                   21,450                                         1,431
Nymex Holdings Inc (a)                                        14,550                                         1,887
NYSE Euronext (a)                                             22,150                                         1,868
                                                                                                 ------------------
                                                                                                             6,818
                                                                                                 ------------------
Food - Meat Products (0.48%)
Hormel Foods Corp                                             36,250                                         1,381
                                                                                                 ------------------


Food - Miscellaneous/Diversified (2.02%)
ConAgra Foods Inc                                             47,000                                         1,155
Corn Products International Inc                               26,100                                         1,039
HJ Heinz Co                                                   56,400                                         2,657
McCormick & Co Inc/MD                                         27,500                                         1,021
                                                                                                 ------------------
                                                                                                             5,872
                                                                                                 ------------------
Footwear & Related Apparel (0.52%)
CROCS Inc (a)(b)                                              27,000                                         1,509
                                                                                                 ------------------

Gas - Distribution (0.20%)
AGL Resources Inc                                             13,550                                           590
                                                                                                 ------------------

Hotels & Motels (1.27%)
Choice Hotels International Inc (a)                           38,400                                         1,446
Starwood Hotels & Resorts Worldwide Inc                       33,650                                         2,255
                                                                                                 ------------------
                                                                                                             3,701
                                                                                                 ------------------
Human Resources (0.85%)
Manpower Inc                                                  30,800                                         2,472
                                                                                                 ------------------

Independent Power Producer (0.61%)
Mirant Corp (b)                                               39,300                                         1,763
                                                                                                 ------------------

Industrial Automation & Robots (0.55%)
Rockwell Automation Inc                                       26,950                                         1,605
                                                                                                 ------------------

Industrial Gases (0.73%)
Airgas Inc (a)                                                47,600                                         2,121
                                                                                                 ------------------

Internet Infrastructure Software (0.58%)
Akamai Technologies Inc (a)(b)                                37,900                                         1,671
                                                                                                 ------------------

Internet Security (0.80%)
McAfee Inc (b)                                                71,150                                         2,312
                                                                                                 ------------------

Internet Telephony (0.29%)
j2 Global Communications Inc (a)(b)                           29,000                                           834
                                                                                                 ------------------

Investment Management & Advisory Services (1.63%)
AllianceBernstein Holding LP                                  18,600                                         1,692
T Rowe Price Group Inc                                        60,950                                         3,028
                                                                                                 ------------------
                                                                                                             4,720
                                                                                                 ------------------
Machinery - Farm (0.45%)
AGCO Corp (a)(b)                                              31,500                                         1,314
                                                                                                 ------------------

Machinery - Pumps (0.56%)
Graco Inc                                                     41,200                                         1,627
                                                                                                 ------------------

Medical - Biomedical/Gene (1.03%)
Celgene Corp (a)(b)                                           26,350                                         1,611
Genzyme Corp (b)                                              21,250                                         1,388
                                                                                                 ------------------
                                                                                                             2,999
                                                                                                 ------------------
Medical - Drugs (3.22%)
Allergan Inc                                                  12,710                                         1,540
Endo Pharmaceuticals Holdings Inc (b)                         33,600                                         1,040
Forest Laboratories Inc (b)                                   40,250                                         2,142
King Pharmaceuticals Inc (a)(b)                              103,450                                         2,115
Sepracor Inc (a)(b)                                           30,600                                         1,643
Medical - Drugs
Viropharma Inc (a)(b)                                         58,550                                           883
                                                                                                 ------------------
                                                                                                             9,363
                                                                                                 ------------------
Medical - HMO (2.19%)
Coventry Health Care Inc (b)                                  51,450                                         2,975
Humana Inc (b)                                                53,650                                         3,393
                                                                                                 ------------------
                                                                                                             6,368
                                                                                                 ------------------
Medical - Wholesale Drug Distribution (0.74%)
AmerisourceBergen Corp                                        43,250                                         2,162
                                                                                                 ------------------

Medical Instruments (1.10%)
Edwards Lifesciences Corp (b)                                 28,250                                         1,384
St Jude Medical Inc (b)                                       42,550                                         1,821
                                                                                                 ------------------
                                                                                                             3,205
                                                                                                 ------------------
Medical Laboratory & Testing Service (1.41%)
Laboratory Corp of America Holdings (a)(b)                    34,850                                         2,751
Quest Diagnostics Inc                                         27,180                                         1,329
                                                                                                 ------------------
                                                                                                             4,080
                                                                                                 ------------------
Medical Products (1.26%)
Henry Schein Inc (a)(b)                                       48,400                                         2,523
Mentor Corp (a)                                               29,350                                         1,142
                                                                                                 ------------------
                                                                                                             3,665
                                                                                                 ------------------
Metal Processors & Fabrication (0.64%)
Precision Castparts Corp                                      17,750                                         1,848
                                                                                                 ------------------

Motorcycle/Motor Scooter (1.10%)
Harley-Davidson Inc                                           50,300                                         3,185
                                                                                                 ------------------

Multi-Line Insurance (0.56%)
HCC Insurance Holdings Inc                                    52,800                                         1,619
                                                                                                 ------------------

Networking Products (0.34%)
Juniper Networks Inc (a)(b)                                   44,050                                           985
                                                                                                 ------------------

Non-Hazardous Waste Disposal (0.38%)
Republic Services Inc                                         39,550                                         1,105
                                                                                                 ------------------

Oil - Field Services (2.38%)
Helix Energy Solutions Group Inc (a)(b)                       49,500                                         1,894
SEACOR Holdings Inc (a)(b)                                    14,750                                         1,405
Superior Energy Services (a)(b)                               41,000                                         1,490
Tidewater Inc (a)                                             33,750                                         2,133
                                                                                                 ------------------
                                                                                                             6,922
                                                                                                 ------------------
Oil & Gas Drilling (0.90%)
ENSCO International Inc (a)                                   46,500                                         2,622
                                                                                                 ------------------

Oil Company - Exploration & Production (1.78%)
Cimarex Energy Co                                             38,700                                         1,525
Unit Corp (a)(b)                                              27,800                                         1,589
XTO Energy Inc                                                37,850                                         2,054
                                                                                                 ------------------
                                                                                                             5,168
                                                                                                 ------------------
Oil Refining & Marketing (1.88%)
Frontier Oil Corp                                             54,000                                         1,908
Holly Corp (a)                                                21,400                                         1,361
Tesoro Corp                                                   18,050                                         2,188
                                                                                                 ------------------
                                                                                                             5,457
                                                                                                 ------------------

                                                                                                 ------------------
Paper & Related Products (0.40%)
International Paper Co (a)                                    30,900                                         1,166
                                                                                                 ------------------

Pipelines (0.52%)
Oneok Inc                                                     31,450                                         1,522
                                                                                                 ------------------

Quarrying (0.37%)
Vulcan Materials Co (a)                                        8,750                                         1,082
                                                                                                 ------------------

Racetracks (1.00%)
International Speedway Corp                                   10,650                                           526
Penn National Gaming Inc (a)(b)                               49,050                                         2,371
                                                                                                 ------------------
                                                                                                             2,897
                                                                                                 ------------------
REITS - Diversified (0.48%)
Entertainment Properties Trust (a)                            22,950                                         1,387
                                                                                                 ------------------

REITS - Hotels (0.43%)
Hospitality Properties Trust                                  27,150                                         1,236
                                                                                                 ------------------

REITS - Mortgage (0.53%)
CapitalSource Inc (a)                                         59,500                                         1,533
                                                                                                 ------------------

REITS - Office Property (0.18%)
Douglas Emmett Inc (a)                                        20,400                                           531
                                                                                                 ------------------

REITS - Single Tenant (0.41%)
Realty Income Corp                                            42,800                                         1,194
                                                                                                 ------------------

REITS - Warehouse & Industrial (0.58%)
Prologis                                                      26,050                                         1,688
                                                                                                 ------------------

Rental - Auto & Equipment (0.52%)
United Rentals Inc (a)(b)                                     44,850                                         1,502
                                                                                                 ------------------

Retail - Apparel & Shoe (2.22%)
Abercrombie & Fitch Co (a)                                    14,200                                         1,159
American Eagle Outfitters                                     21,675                                           639
AnnTaylor Stores Corp (b)                                     29,800                                         1,147
Nordstrom Inc                                                 63,600                                         3,493
                                                                                                 ------------------
                                                                                                             6,438
                                                                                                 ------------------
Retail - Auto Parts (0.66%)
Autozone Inc (a)(b)                                           14,350                                         1,909
                                                                                                 ------------------

Retail - Catalog Shopping (0.42%)
MSC Industrial Direct Co                                      25,300                                         1,233
                                                                                                 ------------------

Retail - Discount (1.23%)
Big Lots Inc (a)(b)                                           49,850                                         1,605
Dollar Tree Stores Inc (b)                                    50,000                                         1,966
                                                                                                 ------------------
                                                                                                             3,571
                                                                                                 ------------------
Retail - Major Department Store (1.25%)
JC Penney Co Inc                                              45,800                                         3,622
                                                                                                 ------------------

Retail - Office Supplies (1.19%)
Office Depot Inc (b)                                          75,700                                         2,545

Retail - Office Supplies
OfficeMax Inc                                                 18,300                                           901
                                                                                                 ------------------
                                                                                                             3,446
                                                                                                 ------------------
Retail - Restaurants (1.61%)
Brinker International Inc                                     32,200                                         1,001
Darden Restaurants Inc                                        41,800                                         1,734
Yum! Brands Inc                                               31,500                                         1,949
                                                                                                 ------------------
                                                                                                             4,684
                                                                                                 ------------------
Semiconductor Component - Integrated Circuits (2.79%)
Analog Devices Inc                                            55,650                                         2,149
Emulex Corp (a)(b)                                            27,600                                           579
Linear Technology Corp (a)                                    81,300                                         3,042
Maxim Integrated Products Inc                                 73,700                                         2,338
                                                                                                 ------------------
                                                                                                             8,108
                                                                                                 ------------------
Semiconductor Equipment (1.80%)
Lam Research Corp (a)(b)                                      53,550                                         2,880
Teradyne Inc (a)(b)                                          133,900                                         2,336
                                                                                                 ------------------
                                                                                                             5,216
                                                                                                 ------------------
Steel - Producers (1.66%)
Carpenter Technology Corp                                     15,350                                         1,863
Steel Dynamics Inc                                            28,350                                         1,256
United States Steel Corp                                      16,700                                         1,696
                                                                                                 ------------------
                                                                                                             4,815
                                                                                                 ------------------
Steel - Specialty (0.76%)
Allegheny Technologies Inc                                    20,200                                         2,213
                                                                                                 ------------------

Telecommunication Equipment (0.66%)
Adtran Inc                                                    74,800                                         1,904
                                                                                                 ------------------

Telephone - Integrated (0.66%)
Level 3 Communications Inc (a)(b)                            189,000                                         1,051
Telephone & Data Systems Inc                                  15,100                                           860
                                                                                                 ------------------
                                                                                                             1,911
                                                                                                 ------------------
Tobacco (0.35%)
Reynolds American Inc (a)                                     15,900                                         1,022
                                                                                                 ------------------

Tools - Hand Held (0.27%)
Snap-On Inc                                                   14,350                                           782
                                                                                                 ------------------

Toys (0.35%)
Marvel Entertainment Inc (a)(b)                               34,100                                         1,007
                                                                                                 ------------------

Transport - Marine (0.60%)
Overseas Shipholding Group                                    24,550                                         1,738
                                                                                                 ------------------

Transport - Rail (0.90%)
CSX Corp                                                      60,800                                         2,625
                                                                                                 ------------------

Transport - Services (0.48%)
Ryder System Inc                                              26,450                                         1,392
                                                                                                 ------------------

Transport - Truck (0.50%)
Con-way Inc                                                   26,550                                         1,450
                                                                                                 ------------------


Wireless Equipment (1.10%)
American Tower Corp (b)                                       84,150                                         3,198
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $            289,393
                                                                                                 ------------------
                                                            Principal
                                                            Amount                                 Value (000's)
                                                            (000's)
MONEY MARKET FUNDS (26.28%)
Money Center Banks (26.28%)
BNY Institutional Cash Reserve Fund (c)                       76,331                                        76,331
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $             76,331
                                                                                                 ------------------
Total Investments                                                                             $            365,724
Liabilities in Excess of Other Assets, Net - (25.94)%                                                     (75,332)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $            290,392
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $             44,120

Unrealized Depreciation                                          (4,681)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                        39,439
Cost for federal income tax purposes                             326,285
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------ ------------------
Sector                                                           Percent
------------------------------------------------------ ------------------
Financial                                                         35.24%
Consumer, Non-cyclical                                            22.01%
Consumer, Cyclical                                                17.99%
Industrial                                                        14.31%
Technology                                                        14.10%
Communications                                                     7.81%
Energy                                                             7.47%
Basic Materials                                                    5.24%
Utilities                                                          1.77%
Liabilities in Excess of Other Assets, Net                     (-25.94%)
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================


Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Value Fund

                                                             Shares                                 Value (000's)
                                                               Held
COMMON STOCKS (97.10%)
Aerospace & Defense (0.35%)
Empresa Brasileira de Aeronautica SA ADR                       30,578                          $              1,435
Spirit Aerosystems Holdings Inc (a)                            44,300                                         1,401
                                                                                                  ------------------
                                                                                                              2,836
                                                                                                  ------------------
Airlines (0.11%)
AMR Corp (a)(b)                                                33,300                                           869
                                                                                                  ------------------

Apparel Manufacturers (1.48%)
Hanesbrands Inc (a)                                            82,800                                         2,202
Jones Apparel Group Inc (b)                                   115,000                                         3,840
Liz Claiborne Inc (b)                                          76,400                                         3,416
Phillips-Van Heusen                                            45,900                                         2,566
                                                                                                  ------------------
                                                                                                             12,024
                                                                                                  ------------------
Appliances (1.28%)
Whirlpool Corp                                                 97,705                                        10,360
                                                                                                  ------------------

Auto/Truck Parts & Equipment - Original (0.96%)
Autoliv Inc                                                    65,500                                         3,809
TRW Automotive Holdings Corp (a)                              108,200                                         4,010
                                                                                                  ------------------
                                                                                                              7,819
                                                                                                  ------------------
Batteries & Battery Systems (0.41%)
Energizer Holdings Inc (a)                                     34,600                                         3,362
                                                                                                  ------------------

Beverages - Non-Alcoholic (0.08%)
Pepsi Bottling Group Inc                                       18,600                                           610
                                                                                                  ------------------

Beverages - Wine & Spirits (0.73%)
Constellation Brands Inc (a)(b)                               263,431                                         5,903
                                                                                                  ------------------

Brewery (0.25%)
Molson Coors Brewing Co (b)                                    21,500                                         2,027
                                                                                                  ------------------

Building - Heavy Construction (0.42%)
Chicago Bridge & Iron Co NV                                    98,596                                         3,414
                                                                                                  ------------------

Building - Maintenance & Service (0.12%)
ABM Industries Inc                                             36,000                                         1,013
                                                                                                  ------------------

Building - Residential & Commercial (3.06%)
Centex Corp (b)                                                67,188                                         3,008
Hovnanian Enterprises Inc (a)(b)                              127,654                                         3,062
KB Home                                                       103,939                                         4,585
Lennar Corp                                                    85,500                                         3,652
Meritage Homes Corp (a)(b)                                     89,500                                         3,115
NVR Inc (a)(b)                                                  7,451                                         6,140
Ryland Group Inc (b)                                           29,900                                         1,325
                                                                                                  ------------------
                                                                                                             24,887
                                                                                                  ------------------

Building Products - Air & Heating (0.07%)
Goodman Global Inc (a)(b)                                      30,000                                           559
                                                                                                  ------------------

Cellular Telecommunications (0.53%)
Alltel Corp                                                    68,200                                         4,275
                                                                                                  ------------------

Chemicals - Diversified (2.53%)
Celanese Corp                                                  75,500                                         2,504
FMC Corp                                                       46,100                                         3,546
Huntsman Corp. (b)                                            150,800                                         2,956
Lyondell Chemical Co                                          173,257                                         5,392
PPG Industries Inc                                             74,800                                         5,504
Rohm & Haas Co (b)                                             13,000                                           665
                                                                                                  ------------------
                                                                                                             20,567
                                                                                                  ------------------
Chemicals - Specialty (1.50%)
Albemarle Corp (b)                                            108,100                                         4,589
Eastman Chemical Co (b)                                        66,800                                         4,522
Hercules Inc (a)                                               60,500                                         1,140
Lubrizol Corp                                                  32,600                                         1,954
                                                                                                  ------------------
                                                                                                             12,205
                                                                                                  ------------------
Coal (0.42%)
Arch Coal Inc (b)                                              45,203                                         1,630
Peabody Energy Corp (b)                                        37,678                                         1,808
                                                                                                  ------------------
                                                                                                              3,438
                                                                                                  ------------------
Commercial Banks (1.76%)
Colonial BancGroup Inc/The                                    122,000                                         2,935
Marshall & Ilsley Corp                                         40,500                                         1,945
UnionBanCal Corp                                               55,800                                         3,431
Webster Financial Corp                                         33,400                                         1,485
Zions Bancorporation                                           55,200                                         4,515
                                                                                                  ------------------
                                                                                                             14,311
                                                                                                  ------------------
Commercial Services (0.34%)
Convergys Corp (a)                                            107,900                                         2,726
                                                                                                  ------------------

Computer Services (1.64%)
Affiliated Computer Services Inc (a)(b)                        57,600                                         3,451
Computer Sciences Corp (a)                                     77,700                                         4,315
Electronic Data Systems Corp                                  191,100                                         5,588
                                                                                                  ------------------
                                                                                                             13,354
                                                                                                  ------------------
Computers - Integrated Systems (0.72%)
NCR Corp (a)                                                  116,800                                         5,887
                                                                                                  ------------------

Computers - Peripheral Equipment (0.90%)
Lexmark International Inc (a)(b)                              133,931                                         7,299
                                                                                                  ------------------

Containers - Metal & Glass (0.16%)
Greif Inc                                                      23,600                                         1,312
                                                                                                  ------------------

Containers - Paper & Plastic (0.73%)
Bemis Co Inc                                                  101,400                                         3,368
Sonoco Products Co                                             59,400                                         2,533
                                                                                                  ------------------
                                                                                                              5,901
                                                                                                  ------------------
Cosmetics & Toiletries (0.53%)
Alberto-Culver Co                                             178,100                                         4,326
                                                                                                  ------------------


Distribution & Wholesale (0.37%)
Ingram Micro Inc (a)                                          155,000                                         3,041
                                                                                                  ------------------

Diversified Manufacturing Operations (2.51%)
Eaton Corp                                                    100,645                                         8,979
Ingersoll-Rand Co Ltd                                         102,204                                         4,563
Parker Hannifin Corp                                           45,500                                         4,192
Teleflex Inc                                                   37,500                                         2,694
                                                                                                  ------------------
                                                                                                             20,428
                                                                                                  ------------------
Diversified Minerals (0.51%)
Teck Cominco Ltd                                               54,700                                         4,159
                                                                                                  ------------------

Diversified Operations (0.33%)
Walter Industries Inc                                          90,500                                         2,690
                                                                                                  ------------------

Electric - Integrated (8.44%)
American Electric Power Co Inc                                110,900                                         5,569
Centerpoint Energy Inc (b)                                    286,954                                         5,403
Constellation Energy Group Inc                                149,500                                        13,324
DPL Inc (b)                                                   177,696                                         5,571
DTE Energy Co (b)                                              38,800                                         1,963
Edison International                                          234,512                                        12,277
Entergy Corp                                                   25,500                                         2,885
FirstEnergy Corp                                               89,200                                         6,105
Northeast Utilities                                            30,100                                           968
Pepco Holdings Inc (b)                                        116,100                                         3,427
Progress Energy Inc                                            43,800                                         2,214
TECO Energy Inc (b)                                           133,800                                         2,402
TXU Corp                                                       37,884                                         2,484
Wisconsin Energy Corp                                          81,800                                         3,991
                                                                                                  ------------------
                                                                                                             68,583
                                                                                                  ------------------
Electronic Components - Miscellaneous (0.79%)
AVX Corp.                                                       2,500                                            42
Sanmina-SCI Corp (a)                                          110,000                                           379
Solectron Corp (a)                                            854,600                                         2,863
Vishay Intertechnology Inc (a)                                186,900                                         3,112
                                                                                                  ------------------
                                                                                                              6,396
                                                                                                  ------------------
Electronic Components - Semiconductors (0.21%)
International Rectifier Corp (a)                               48,659                                         1,717
                                                                                                  ------------------

Electronic Design Automation (0.46%)
Synopsys Inc (a)                                              135,400                                         3,745
                                                                                                  ------------------

Electronic Parts Distribution (1.09%)
Arrow Electronics Inc (a)(b)                                   94,200                                         3,723
Avnet Inc (a)(b)                                              126,100                                         5,157
                                                                                                  ------------------
                                                                                                              8,880
                                                                                                  ------------------
Electronics - Military (0.18%)
L-3 Communications Holdings Inc                                16,200                                         1,457
                                                                                                  ------------------

Engineering - Research & Development Services (0.53%)
EMCOR Group Inc (a)(b)                                          6,600                                           414
URS Corp (a)                                                   89,800                                         3,924
                                                                                                  ------------------
                                                                                                              4,338
                                                                                                  ------------------
Fiduciary Banks (0.67%)
Northern Trust Corp                                            60,300                                         3,796

Fiduciary Banks
Wilmington Trust Corp                                          41,600                                         1,683
                                                                                                  ------------------
                                                                                                              5,479
                                                                                                  ------------------
Finance - Commercial (0.73%)
CIT Group Inc                                                  99,900                                         5,959
                                                                                                  ------------------

Finance - Consumer Loans (0.04%)
Nelnet Inc (b)                                                 12,300                                           331
                                                                                                  ------------------

Finance - Investment Banker & Broker (0.81%)
Bear Stearns Cos Inc/The                                       39,544                                         6,157
Raymond James Financial Inc                                    14,600                                           448
                                                                                                  ------------------
                                                                                                              6,605
                                                                                                  ------------------
Finance - Mortgage Loan/Banker (0.68%)
IndyMac Bancorp Inc (b)                                       181,783                                         5,497
                                                                                                  ------------------

Financial Guarantee Insurance (0.67%)
PMI Group Inc/The                                             112,132                                         5,435
                                                                                                  ------------------

Food - Canned (0.25%)
Del Monte Foods Co                                            175,500                                         2,036
                                                                                                  ------------------

Food - Meat Products (1.43%)
Hormel Foods Corp                                              55,800                                         2,125
Smithfield Foods Inc (a)(b)                                   195,600                                         5,980
Tyson Foods Inc (b)                                           169,000                                         3,542
                                                                                                  ------------------
                                                                                                             11,647
                                                                                                  ------------------
Food - Miscellaneous/Diversified (1.99%)
ConAgra Foods Inc                                             213,900                                         5,258
Corn Products International Inc                                87,700                                         3,492
HJ Heinz Co                                                    91,200                                         4,296
McCormick & Co Inc/MD                                          83,400                                         3,096
                                                                                                  ------------------
                                                                                                             16,142
                                                                                                  ------------------
Food - Retail (1.95%)
Kroger Co/The                                                 293,904                                         8,673
Safeway Inc                                                   198,400                                         7,202
                                                                                                  ------------------
                                                                                                             15,875
                                                                                                  ------------------
Food - Wholesale & Distribution (0.47%)
SUPERVALU Inc (b)                                              83,600                                         3,837
                                                                                                  ------------------

Gas - Distribution (2.87%)
AGL Resources Inc                                             100,400                                         4,372
Atmos Energy Corp (b)                                         223,201                                         7,080
NiSource Inc                                                  221,200                                         5,439
Sempra Energy                                                  65,000                                         4,126
Southwest Gas Corp                                              2,400                                            91
UGI Corp                                                       76,600                                         2,172
                                                                                                  ------------------
                                                                                                             23,280
                                                                                                  ------------------
Human Resources (0.52%)
Manpower Inc                                                   52,600                                         4,221
                                                                                                  ------------------

Independent Power Producer (1.30%)
Mirant Corp (a)                                               143,412                                         6,435
NRG Energy Inc (a)(b)                                          52,293                                         4,129
                                                                                                  ------------------
                                                                                                             10,564
                                                                                                  ------------------

Industrial Gases (0.76%)
Air Products & Chemicals Inc                                   81,100                                         6,204
                                                                                                  ------------------

Internet Application Software (0.11%)
RealNetworks Inc (a)                                          115,400                                           871
                                                                                                  ------------------

Internet Security (0.25%)
Check Point Software Technologies (a)                          85,118                                         2,004
                                                                                                  ------------------

Investment Management & Advisory Services (0.72%)
Ameriprise Financial Inc                                       98,900                                         5,882
                                                                                                  ------------------

Leisure & Recreation Products (0.58%)
Brunswick Corp/DE (b)                                         143,500                                         4,701
                                                                                                  ------------------

Life & Health Insurance (1.52%)
Cigna Corp                                                     34,900                                         5,430
Nationwide Financial Services                                  64,900                                         3,708
Reinsurance Group of America Inc                               12,500                                           779
Stancorp Financial Group Inc                                   51,900                                         2,470
                                                                                                  ------------------
                                                                                                             12,387
                                                                                                  ------------------
Machinery - Construction & Mining (0.90%)
Joy Global Inc (b)                                             28,038                                         1,420
Terex Corp (a)                                                 75,406                                         5,870
                                                                                                  ------------------
                                                                                                              7,290
                                                                                                  ------------------
Medical - Biomedical/Gene (0.04%)
Bio-Rad Laboratories Inc (a)(b)                                 4,700                                           333
                                                                                                  ------------------

Medical - Drugs (0.81%)
King Pharmaceuticals Inc (a)(b)                               247,400                                         5,059
Shire PLC ADR                                                  21,320                                         1,490
                                                                                                  ------------------
                                                                                                              6,549
                                                                                                  ------------------
Medical - Generic Drugs (0.20%)
Watson Pharmaceuticals Inc (a)                                 59,000                                         1,611
                                                                                                  ------------------

Medical - HMO (1.10%)
Aetna Inc                                                      63,305                                         2,968
AMERIGROUP Corp (a)(b)                                         19,000                                           535
Coventry Health Care Inc (a)                                   30,181                                         1,745
Health Net Inc (a)(b)                                          68,500                                         3,703
                                                                                                  ------------------
                                                                                                              8,951
                                                                                                  ------------------
Medical - Hospitals (0.51%)
LifePoint Hospitals Inc (a)(b)                                 58,076                                         2,120
Universal Health Services Inc (b)                              32,700                                         1,986
                                                                                                  ------------------
                                                                                                              4,106
                                                                                                  ------------------
Medical Instruments (0.38%)
Beckman Coulter Inc                                            49,700                                         3,122
                                                                                                  ------------------

Metal - Diversified (0.51%)
Freeport-McMoRan Copper & Gold Inc                             61,700                                         4,144
                                                                                                  ------------------

Metal - Iron (0.68%)
Cleveland-Cliffs Inc (b)                                       79,300                                         5,495
                                                                                                  ------------------


Metal Processors & Fabrication (0.29%)
Timken Co (b)                                                  71,000                                         2,342
                                                                                                  ------------------

Motorcycle/Motor Scooter (0.35%)
Harley-Davidson Inc (b)                                        44,764                                         2,834
                                                                                                  ------------------

Multi-Line Insurance (1.29%)
Assurant Inc (b)                                               83,800                                         4,821
CNA Financial Corp                                             49,600                                         2,315
Old Republic International Corp                               155,600                                         3,309
                                                                                                  ------------------
                                                                                                             10,445
                                                                                                  ------------------
Networking Products (0.01%)
3Com Corp (a)                                                  25,700                                           104
                                                                                                  ------------------

Non-Hazardous Waste Disposal (0.26%)
Republic Services Inc                                          76,500                                         2,137
                                                                                                  ------------------

Oil - Field Services (0.29%)
Oceaneering International Inc (a)(b)                           49,600                                         2,358
                                                                                                  ------------------

Oil & Gas Drilling (0.44%)
Noble Corp (b)                                                 42,700                                         3,596
                                                                                                  ------------------

Oil Company - Exploration & Production (1.90%)
Canadian Natural Resources Ltd (b)                             27,317                                         1,628
Denbury Resources Inc (a)(b)                                   61,207                                         2,025
Murphy Oil Corp                                                38,200                                         2,118
Newfield Exploration Co (a)                                    99,700                                         4,362
Quicksilver Resources Inc (a)                                  42,799                                         1,791
Southwestern Energy Co (a)                                     29,587                                         1,243
Talisman Energy Inc (b)                                        79,680                                         1,514
XTO Energy Inc                                                 13,539                                           735
                                                                                                  ------------------
                                                                                                             15,416
                                                                                                  ------------------
Oil Company - Integrated (0.94%)
Hess Corp                                                     134,700                                         7,644
                                                                                                  ------------------

Oil Field Machinery & Equipment (0.17%)
National Oilwell Varco Inc (a)                                 16,500                                         1,400
                                                                                                  ------------------

Oil Refining & Marketing (1.67%)
Frontier Oil Corp                                             122,200                                         4,317
Sunoco Inc                                                     40,526                                         3,061
Tesoro Corp (b)                                                51,400                                         6,230
                                                                                                  ------------------
                                                                                                             13,608
                                                                                                  ------------------
Paper & Related Products (0.39%)
Smurfit-Stone Container Corp (a)                              261,300                                         3,149
                                                                                                  ------------------

Pharmacy Services (0.16%)
Omnicare Inc (b)                                               38,228                                         1,268
                                                                                                  ------------------

Pipelines (1.55%)
National Fuel Gas Co (b)                                      112,631                                         5,295
Oneok Inc                                                     111,600                                         5,403
Williams Cos Inc                                               64,900                                         1,914
                                                                                                  ------------------
                                                                                                             12,612
                                                                                                  ------------------

Printing - Commercial (0.61%)
RR Donnelley & Sons Co                                        124,100                                         4,989
                                                                                                  ------------------

Property & Casualty Insurance (1.99%)
Fidelity National Financial Inc                               238,000                                         6,067
First American Corp (b)                                        72,400                                         3,729
Markel Corp (a)                                                 2,800                                         1,285
WR Berkley Corp                                               108,800                                         3,535
Zenith National Insurance Corp (b)                             33,265                                         1,538
                                                                                                  ------------------
                                                                                                             16,154
                                                                                                  ------------------
Publishing - Books (0.10%)
Scholastic Corp (a)(b)                                         25,200                                           778
                                                                                                  ------------------

Publishing - Newspapers (1.25%)
Gannett Co Inc                                                105,100                                         5,997
McClatchy Co (b)                                                2,200                                            64
Washington Post Co/The                                          5,500                                         4,092
                                                                                                  ------------------
                                                                                                             10,153
                                                                                                  ------------------
Racetracks (0.16%)
International Speedway Corp                                    27,100                                         1,339
                                                                                                  ------------------

Reinsurance (0.72%)
Endurance Specialty Holdings Ltd                              141,702                                         5,302
Transatlantic Holdings Inc                                      7,800                                           542
                                                                                                  ------------------
                                                                                                              5,844
                                                                                                  ------------------
REITS - Apartments (1.49%)
Apartment Investment & Management Co (b)                       43,700                                         2,417
AvalonBay Communities Inc (b)                                  22,800                                         2,787
Camden Property Trust (b)                                      53,405                                         3,720
Essex Property Trust Inc (b)                                   24,500                                         3,157
                                                                                                  ------------------
                                                                                                             12,081
                                                                                                  ------------------
REITS - Diversified (2.49%)
Colonial Properties Trust (b)                                 118,105                                         5,859
Duke Realty Corp                                               71,500                                         3,082
iStar Financial Inc                                           134,485                                         6,445
Liberty Property Trust (b)                                     99,600                                         4,820
                                                                                                  ------------------
                                                                                                             20,206
                                                                                                  ------------------
REITS - Healthcare (1.41%)
Health Care REIT Inc                                           60,456                                         2,735
Ventas Inc                                                    206,800                                         8,719
                                                                                                  ------------------
                                                                                                             11,454
                                                                                                  ------------------
REITS - Hotels (1.49%)
DiamondRock Hospitality Co (b)                                 62,100                                         1,136
Hospitality Properties Trust (b)                              105,200                                         4,790
Host Hotels & Resorts Inc (b)                                 240,900                                         6,176
                                                                                                  ------------------
                                                                                                             12,102
                                                                                                  ------------------
REITS - Mortgage (0.37%)
Annaly Capital Management Inc (b)                             186,700                                         2,970
                                                                                                  ------------------

REITS - Office Property (0.92%)
Brandywine Realty Trust (b)                                    52,200                                         1,716
HRPT Properties Trust (b)                                     195,500                                         2,393
Mack-Cali Realty Corp (b)                                      69,300                                         3,394
                                                                                                  ------------------
                                                                                                              7,503
                                                                                                  ------------------

REITS - Regional Malls (0.33%)
Taubman Centers Inc                                            47,700                                         2,674
                                                                                                  ------------------

REITS - Shopping Centers (1.36%)
Developers Diversified Realty Corp (b)                         83,075                                         5,408
Kimco Realty Corp (b)                                          76,100                                         3,658
Regency Centers Corp                                           24,000                                         1,978
                                                                                                  ------------------
                                                                                                             11,044
                                                                                                  ------------------
REITS - Storage (0.60%)
Public Storage Inc                                             52,000                                         4,853
                                                                                                  ------------------

REITS - Warehouse & Industrial (1.73%)
EastGroup Properties Inc                                       19,200                                           962
First Industrial Realty Trust Inc                             119,441                                         5,231
Prologis                                                      121,100                                         7,847
                                                                                                  ------------------
                                                                                                             14,040
                                                                                                  ------------------
Rental - Auto & Equipment (0.52%)
Rent-A-Center Inc/TX (a)(b)                                    38,700                                         1,077
United Rentals Inc (a)(b)                                      93,227                                         3,123
                                                                                                  ------------------
                                                                                                              4,200
                                                                                                  ------------------
Retail - Apparel & Shoe (0.03%)
AnnTaylor Stores Corp (a)(b)                                    7,300                                           281
                                                                                                  ------------------

Retail - Auto Parts (0.24%)
Advance Auto Parts Inc                                         46,669                                         1,923
                                                                                                  ------------------

Retail - Automobile (0.56%)
AutoNation Inc (a)(b)                                         222,696                                         4,552
Group 1 Automotive Inc (b)                                        900                                            37
                                                                                                  ------------------
                                                                                                              4,589
                                                                                                  ------------------
Retail - Consumer Electronics (0.36%)
Circuit City Stores Inc (b)                                   168,000                                         2,932
                                                                                                  ------------------

Retail - Discount (0.94%)
Dollar Tree Stores Inc (a)                                     84,300                                         3,314
Family Dollar Stores Inc (b)                                   49,300                                         1,570
TJX Cos Inc                                                    99,782                                         2,783
                                                                                                  ------------------
                                                                                                              7,667
                                                                                                  ------------------
Retail - Restaurants (0.15%)
CEC Entertainment Inc (a)                                      28,300                                         1,179
                                                                                                  ------------------

Savings & Loans - Thrifts (0.17%)
Hudson City Bancorp Inc                                       104,834                                         1,396
                                                                                                  ------------------

Semiconductor Component - Integrated Circuits (0.24%)
Atmel Corp (a)                                                365,100                                         1,942
                                                                                                  ------------------

Steel - Producers (1.12%)
Chaparral Steel Co                                             22,200                                         1,565
United States Steel Corp                                       74,000                                         7,514
                                                                                                  ------------------
                                                                                                              9,079
                                                                                                  ------------------
Telecommunication Equipment (1.69%)
Arris Group Inc (a)                                           241,718                                         3,582
Avaya Inc (a)(b)                                              427,600                                         5,525
Tellabs Inc (a)                                               434,600                                         4,615
                                                                                                  ------------------
                                                                                                             13,722
                                                                                                  ------------------

Telecommunication Services (0.57%)
Embarq Corp                                                    77,500                                         4,653
                                                                                                  ------------------

Tobacco (1.27%)
Loews Corp - Carolina Group                                    73,500                                         5,625
UST Inc (b)                                                    82,200                                         4,659
                                                                                                  ------------------
                                                                                                             10,284
                                                                                                  ------------------
Toys (1.36%)
Hasbro Inc                                                    140,200                                         4,432
Mattel Inc                                                    233,300                                         6,602
                                                                                                  ------------------
                                                                                                             11,034
                                                                                                  ------------------
Transport - Marine (0.72%)
Frontline Ltd (b)                                               8,180                                           309
Ship Finance International Ltd (b)                            185,403                                         5,514
                                                                                                  ------------------
                                                                                                              5,823

                                                                                                  ------------------
Transport - Services (0.40%)
Ryder System Inc                                               62,100                                         3,269
                                                                                                  ------------------

Vitamins & Nutrition Products (0.04%)
NBTY Inc (a)                                                    7,124                                           352
                                                                                                  ------------------

Wire & Cable Products (0.04%)
General Cable Corp (a)(b)                                       5,100                                           293
                                                                                                  ------------------
TOTAL COMMON STOCKS                                                                            $            788,991
                                                                                                  ------------------
                                                             Principal
                                                             Amount                                 Value (000's)
                                                             (000's)
MONEY MARKET FUNDS (18.93%)
Money Center Banks (18.93%)
BNY Institutional Cash Reserve Fund (c)                       153,863                                       153,863
                                                                                                  ------------------
TOTAL MONEY MARKET FUNDS                                                                       $            153,863
                                                                                                  ------------------
Total Investments                                                                              $            942,854
Liabilities in Excess of Other Assets, Net - (16.03)%                                                     (130,276)
                                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                                     $            812,578
                                                                                                  ==================
                                                                                                  ------------------

                                                                                                  ==================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $             89,276
Unrealized Depreciation                                             (16,529)
                                                           ------------------
Net Unrealized Appreciation (Depreciation)                            72,747
Cost for federal income tax purposes                                 870,107
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------- ------------------
Sector                                                               Percent
---------------------------------------------------------- ------------------
Financial                                                             42.89%
Consumer, Non-cyclical                                                14.29%
Utilities                                                             12.60%
Consumer, Cyclical                                                    12.00%
Industrial                                                             9.85%
Basic Materials                                                        8.00%
Energy                                                                 7.39%
Communications                                                         4.50%
Technology                                                             4.18%
Diversified                                                            0.33%
Liabilities in Excess of Other Assets, Net                         (-16.03%)
                                                           ------------------
TOTAL NET ASSETS                                                     100.00%
                                                           ==================

Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Growth Fund II

                                                               Shares                                 Value (000's)
                                                                 Held
COMMON STOCKS (95.59%)
Aerospace & Defense Equipment (3.13%)
AAR Corp (a)(b)                                                 230,078                          $              7,027
BE Aerospace Inc (b)                                            244,719                                         8,969
DRS Technologies Inc                                             26,157                                         1,316
Triumph Group Inc (a)                                            58,300                                         3,545
                                                                                                    ------------------
                                                                                                               20,857
                                                                                                    ------------------
Alternative Waste Technology (0.14%)
Darling International Inc (a)(b)                                122,896                                           943
                                                                                                    ------------------

Apparel Manufacturers (1.28%)
Guess ? Inc                                                      39,552                                         1,559
Phillips-Van Heusen                                             125,102                                         6,993
                                                                                                    ------------------
                                                                                                                8,552
                                                                                                    ------------------
Applications Software (2.20%)
Applix Inc (b)                                                   79,486                                         1,045
Callidus Software Inc (b)                                       128,875                                         1,079
Nuance Communications Inc (a)(b)                                315,764                                         4,866
Progress Software Corp (b)                                      110,323                                         3,324
VA Software Corp (b)                                            522,431                                         1,896
Verint Systems Inc (b)                                           85,633                                         2,462
                                                                                                    ------------------
                                                                                                               14,672

                                                                                                    ------------------
Auto - Medium & Heavy Duty Trucks (0.22%)
Force Protection Inc (a)(b)                                      68,500                                         1,486
                                                                                                    ------------------

Batteries & Battery Systems (0.20%)
Energy Conversion Devices Inc (a)(b)                             37,590                                         1,331
                                                                                                    ------------------

Building - Maintenance & Service (0.34%)
Healthcare Services Group                                        80,100                                         2,243
                                                                                                    ------------------

Building & Construction - Miscellaneous (0.31%)
Dycom Industries Inc (b)                                         34,996                                           907
Layne Christensen Co (a)(b)                                      30,187                                         1,143
                                                                                                    ------------------
                                                                                                                2,050
                                                                                                    ------------------
Building Products - Doors & Windows (0.47%)
Apogee Enterprises Inc                                          131,500                                         3,166
                                                                                                    ------------------

Building Products - Light Fixtures (0.62%)
Genlyte Group Inc (a)(b)                                         52,950                                         4,131
                                                                                                    ------------------

Casino Services (0.24%)
Shuffle Master Inc (a)(b)                                        92,515                                         1,576
                                                                                                    ------------------

Cellular Telecommunications (0.13%)
Centennial Communications Corp (b)                              102,589                                           855
                                                                                                    ------------------

Chemicals - Plastics (0.18%)
Landec Corp (a)(b)                                               96,350                                         1,225
                                                                                                    ------------------


Commercial Banks (2.37%)
AmericanWest Bancorp                                             30,715                                           619
Prosperity Bancshares Inc                                        88,400                                         3,066
SVB Financial Group (a)(b)                                       58,885                                         3,016
Texas Capital Bancshares Inc (a)(b)                              59,569                                         1,210
UCBH Holdings Inc (a)                                           213,081                                         3,827
United Community Banks Inc/GA (a)                                28,511                                           843
Virginia Commerce Bancorp (a)(b)                                 81,856                                         1,535
Wilshire Bancorp Inc                                            121,260                                         1,668
                                                                                                    ------------------
                                                                                                               15,784
                                                                                                    ------------------
Commercial Services (1.81%)
eTelecare Global Solutions Inc ADR (a)(b)                        95,300                                         1,408
HMS Holdings Corp (a)(b)                                         86,906                                         1,926
PeopleSupport Inc (a)(b)                                        135,048                                         1,697
TeleTech Holdings Inc (a)(b)                                    186,000                                         7,018
                                                                                                    ------------------
                                                                                                               12,049
                                                                                                    ------------------
Commercial Services - Finance (0.32%)
Bankrate Inc (a)(b)                                              52,900                                         2,136
                                                                                                    ------------------

Communications Software (0.91%)
DivX Inc (a)(b)                                                  77,200                                         1,556
Inter-Tel Inc                                                    39,248                                           990
Smith Micro Software Inc (a)(b)                                 223,494                                         3,551
                                                                                                    ------------------
                                                                                                                6,097
                                                                                                    ------------------
Computer Aided Design (0.64%)
Ansys Inc (a)(b)                                                 83,215                                         4,261
                                                                                                    ------------------

Computer Services (1.57%)
Cognizant Technology Solutions Corp (b)                          44,300                                         3,960
Factset Research Systems Inc                                     60,329                                         3,711
iGate Corp (b)                                                  105,007                                           724
LivePerson Inc (a)(b)                                           155,149                                         1,086
Rainmaker Systems Inc (a)(b)                                    114,608                                           975
                                                                                                    ------------------
                                                                                                               10,456
                                                                                                    ------------------
Computer Software (0.11%)
Blackbaud Inc (a)                                                31,817                                           702
                                                                                                    ------------------

Computers - Integrated Systems (0.50%)
Micros Systems Inc (b)                                           34,320                                         1,881
Radisys Corp (b)                                                 94,824                                         1,437
                                                                                                    ------------------
                                                                                                                3,318
                                                                                                    ------------------
Computers - Peripheral Equipment (0.10%)
Icad Inc (a)(b)                                                 221,391                                           689
                                                                                                    ------------------

Consulting Services (0.86%)
CRA International Inc (b)                                        71,286                                         3,676
Diamond Management & Technology Consultants Inc (a)             184,311                                         2,090
                                                                                                    ------------------
                                                                                                                5,766
                                                                                                    ------------------
Consumer Products - Miscellaneous (0.53%)
Central Garden and Pet Co - A Shares (a)(b)                     162,344                                         2,325
Central Garden and Pet Co (a)(b)                                 81,172                                         1,202
                                                                                                    ------------------
                                                                                                                3,527
                                                                                                    ------------------
Cosmetics & Toiletries (0.39%)
Bare Escentuals Inc (a)(b)                                       64,000                                         2,587
                                                                                                    ------------------


Data Processing & Management (0.15%)
FalconStor Software Inc (a)(b)                                   89,008                                         1,025
                                                                                                    ------------------

Decision Support Software (0.60%)
Interactive Intelligence Inc (b)                                 72,302                                         1,061
SPSS Inc (b)                                                     79,924                                         2,930
                                                                                                    ------------------
                                                                                                                3,991
                                                                                                    ------------------
Diagnostic Equipment (1.02%)
BioVeris Corp (b)                                                60,223                                         1,262
Gen-Probe Inc (b)                                                85,887                                         4,390
Hansen Medical Inc (a)(b)                                        59,300                                         1,126
                                                                                                    ------------------
                                                                                                                6,778
                                                                                                    ------------------
Diagnostic Kits (0.26%)
Medtox Scientific Inc (b)                                        12,483                                           301
Meridian Bioscience Inc                                          49,221                                         1,463
                                                                                                    ------------------
                                                                                                                1,764
                                                                                                    ------------------
Disposable Medical Products (0.12%)
Volcano Corp (a)(b)                                              40,700                                           821
                                                                                                    ------------------

Distribution & Wholesale (0.97%)
Beacon Roofing Supply Inc (a)(b)                                 67,445                                         1,061
LKQ Corp (a)(b)                                                 122,823                                         2,773
WESCO International Inc (a)(b)                                   42,200                                         2,666
                                                                                                    ------------------
                                                                                                                6,500
                                                                                                    ------------------
Diversified Manufacturing Operations (1.41%)
Ameron International Corp                                        13,042                                           902
Barnes Group Inc                                                 42,048                                         1,022
ESCO Technologies Inc (a)(b)                                    143,559                                         6,540
Lydall Inc (b)                                                   65,635                                           954
                                                                                                    ------------------
                                                                                                                9,418
                                                                                                    ------------------
Drug Delivery Systems (0.17%)
Penwest Pharmaceuticals Co (a)(b)                                97,055                                         1,163
                                                                                                    ------------------

E-Commerce - Products (1.00%)
NutriSystem Inc (a)(b)                                          107,289                                         6,652
                                                                                                    ------------------

Educational Software (1.10%)
Blackboard Inc (a)(b)                                           173,714                                         5,960
SkillSoft PLC ADR (b)                                           168,595                                         1,361
                                                                                                    ------------------
                                                                                                                7,321
                                                                                                    ------------------
Electronic Components - Miscellaneous (0.88%)
Benchmark Electronics Inc (b)                                   155,505                                         3,294
Daktronics Inc (a)                                               40,800                                           929
Technitrol Inc                                                   60,600                                         1,626
                                                                                                    ------------------
                                                                                                                5,849
                                                                                                    ------------------
Electronic Components - Semiconductors (2.06%)
AXT Inc (b)                                                     187,382                                           751
Diodes Inc (a)(b)                                                86,400                                         3,190
Fairchild Semiconductor International Inc (a)(b)                 30,500                                           537
Mellanox Technologies Ltd (a)(b)                                 11,800                                           196
Microsemi Corp (a)(b)                                           211,353                                         4,884
Silicon Image Inc (a)(b)                                        112,994                                           990
SiRF Technology Holdings Inc (a)(b)                              48,400                                         1,174
Syntax-Brillian Corp (a)(b)                                     281,200                                         2,008
                                                                                                    ------------------
                                                                                                               13,730
                                                                                                    ------------------

Electronic Design Automation (0.39%)
Ansoft Corp (b)                                                  80,242                                         2,591
                                                                                                    ------------------

Electronic Measurement Instruments (0.24%)
Analogic Corp                                                    26,214                                         1,607
                                                                                                    ------------------

Electronic Security Devices (0.38%)
American Science & Engineering Inc (a)(b)                        13,800                                           649
Taser International Inc (a)(b)                                  217,391                                         1,876
                                                                                                    ------------------
                                                                                                                2,525
                                                                                                    ------------------
E-Marketing & Information (0.44%)
24/7 Real Media Inc (a)(b)                                      164,416                                         1,636
Digital River Inc (a)(b)                                         22,100                                         1,293
                                                                                                    ------------------
                                                                                                                2,929
                                                                                                    ------------------
Energy - Alternate Sources (0.46%)
First Solar Inc (a)(b)                                           51,400                                         3,083
                                                                                                    ------------------

Engineering - Research & Development Services (0.65%)
EMCOR Group Inc (b)                                              68,961                                         4,323
                                                                                                    ------------------

Enterprise Software & Services (2.11%)
Concur Technologies Inc (a)(b)                                   52,447                                           932
Neoware Inc (a)(b)                                              133,088                                         1,576
Omnicell Inc (b)                                                177,878                                         4,080
Opnet Technologies Inc (b)                                      211,462                                         2,379
Taleo Corp (b)                                                   60,711                                           926
Ultimate Software Group Inc (b)                                 152,335                                         4,204
                                                                                                    ------------------
                                                                                                               14,097
                                                                                                    ------------------
Entertainment Software (0.33%)
Glu Mobile Inc (b)                                               14,200                                           159
THQ Inc (b)                                                      60,500                                         2,019
                                                                                                    ------------------
                                                                                                                2,178
                                                                                                    ------------------
E-Services - Consulting (1.28%)
Access Integrated Technologies Inc (a)(b)                        82,971                                           515
GSI Commerce Inc (a)(b)                                          91,700                                         2,027
Perficient Inc (a)(b)                                           191,592                                         4,062
Saba Software Inc (b)                                           134,856                                           922
WebSideStory Inc (a)(b)                                          92,775                                         1,035
                                                                                                    ------------------
                                                                                                                8,561
                                                                                                    ------------------
Fiduciary Banks (0.98%)
Investors Financial Services Corp                               105,925                                         6,555
                                                                                                    ------------------

Finance - Consumer Loans (0.19%)
Portfolio Recovery Associates (a)(b)                             23,036                                         1,282
                                                                                                    ------------------

Finance - Investment Banker & Broker (0.18%)
Thomas Weisel Partners Group Inc (a)(b)                          60,400                                         1,193
                                                                                                    ------------------

Firearms & Ammunition (0.48%)
Smith & Wesson Holding Corp (a)(b)                              233,148                                         3,199
                                                                                                    ------------------

Food - Miscellaneous/Diversified (0.15%)
Hain Celestial Group Inc (a)(b)                                  32,806                                           985
                                                                                                    ------------------


Food - Wholesale & Distribution (0.13%)
United Natural Foods Inc (a)(b)                                  26,982                                           842
                                                                                                    ------------------

Footwear & Related Apparel (1.42%)
CROCS Inc (a)(b)                                                 91,600                                         5,119
Iconix Brand Group Inc (a)(b)                                   217,506                                         4,378
                                                                                                    ------------------
                                                                                                                9,497
                                                                                                    ------------------
Gambling (Non-Hotel) (0.24%)
Pinnacle Entertainment Inc (b)                                   31,400                                           882
Youbet.com Inc (b)                                              253,900                                           698
                                                                                                    ------------------
                                                                                                                1,580
                                                                                                    ------------------
Hotels & Motels (0.94%)
Orient-Express Hotels Ltd                                       119,280                                         6,280
                                                                                                    ------------------

Housewares (0.36%)
Lifetime Brands Inc (a)                                         108,832                                         2,375
                                                                                                    ------------------

Human Resources (2.00%)
Emergency Medical Services Corp (a)(b)                            7,900                                           264
Kenexa Corp (a)(b)                                              186,525                                         5,775
Korn/Ferry International (b)                                     45,562                                         1,074
Labor Ready Inc (b)                                             181,621                                         3,941
On Assignment Inc (a)(b)                                        206,715                                         2,311
                                                                                                    ------------------
                                                                                                               13,365
                                                                                                    ------------------
Identification Systems - Development (0.15%)
L-1 Identity Solutions Inc (b)                                   50,671                                           974
                                                                                                    ------------------

Industrial Audio & Video Products (0.19%)
SRS Labs Inc (b)                                                 97,600                                         1,288
                                                                                                    ------------------

Industrial Automation & Robots (0.55%)
Cognex Corp                                                     127,259                                         2,743
Hurco Cos Inc (b)                                                21,519                                           949
                                                                                                    ------------------
                                                                                                                3,692
                                                                                                    ------------------
Industrial Gases (0.88%)
Airgas Inc                                                      132,400                                         5,898
                                                                                                    ------------------

Instruments - Controls (0.00%)
Spectrum Control Inc (b)                                            840                                            11
                                                                                                    ------------------

Instruments - Scientific (0.28%)
FEI Co (b)                                                       49,875                                         1,855
                                                                                                    ------------------

Internet Application Software (0.50%)
Cybersource Corp (b)                                             97,575                                         1,240
Interwoven Inc (b)                                               76,113                                         1,162
Vignette Corp (b)                                                51,154                                           948
                                                                                                    ------------------
                                                                                                                3,350
                                                                                                    ------------------
Internet Connectivity Services (0.28%)
Cogent Communications Group Inc (a)(b)                           26,700                                           680
Internap Network Services Corp (b)                               76,040                                         1,168
                                                                                                    ------------------
                                                                                                                1,848
                                                                                                    ------------------
Internet Content - Entertainment (0.24%)
Shanda Interactive Entertainment Ltd ADR (a)(b)                  64,196                                         1,607
                                                                                                    ------------------


Internet Content - Information & News (0.87%)
Knot Inc/The (a)(b)                                             125,817                                         2,683
LoopNet Inc (b)                                                  86,400                                         1,584
TheStreet.com Inc                                               154,132                                         1,557
                                                                                                    ------------------
                                                                                                                5,824
                                                                                                    ------------------
Internet Incubators (0.22%)
Internet Capital Group Inc (b)                                  123,890                                         1,483
                                                                                                    ------------------

Internet Infrastructure Software (0.38%)
Opsware Inc (a)(b)                                              199,663                                         1,603
TIBCO Software Inc (a)(b)                                       101,872                                           929
                                                                                                    ------------------
                                                                                                                2,532
                                                                                                    ------------------
Internet Security (0.55%)
Blue Coat Systems Inc (a)(b)                                     76,200                                         2,672
Entrust Inc (b)                                                 251,589                                           943
Sourcefire Inc (b)                                                3,800                                            45
                                                                                                    ------------------
                                                                                                                3,660
                                                                                                    ------------------
Internet Telephony (0.15%)
j2 Global Communications Inc (a)(b)                              35,200                                         1,012
                                                                                                    ------------------

Investment Management & Advisory Services (0.05%)
WisdomTree Investments Inc (a)(b)                                51,300                                           333
                                                                                                    ------------------

Lasers - Systems & Components (0.37%)
II-VI Inc (a)(b)                                                 90,969                                         2,464
                                                                                                    ------------------

Lighting Products & Systems (0.15%)
Color Kinetics Inc (a)(b)                                        50,547                                         1,024
                                                                                                    ------------------

Machinery - Construction & Mining (0.38%)
Bucyrus International Inc (a)                                    40,339                                         2,531
                                                                                                    ------------------

Machinery - General Industry (1.66%)
DXP Enterprises Inc (a)(b)                                       25,408                                         1,233
Intevac Inc (a)(b)                                               34,931                                           849
Middleby Corp (b)                                                33,821                                         4,643
Wabtec Corp                                                     116,400                                         4,324
                                                                                                    ------------------
                                                                                                               11,049
                                                                                                    ------------------
Machinery - Print Trade (0.13%)
Presstek Inc (a)(b)                                             146,380                                           893
                                                                                                    ------------------

Machinery Tools & Related Products (0.41%)
Kennametal Inc                                                   39,200                                         2,766
                                                                                                    ------------------

Medical - Biomedical/Gene (3.73%)
Advanced Magnetics Inc (b)                                       21,800                                         1,434
ADVENTRX Pharmaceuticals Inc (a)(b)                             435,800                                         1,181
BioMimetic Therapeutics Inc (a)(b)                               37,100                                           695
Digene Corp (a)(b)                                               88,542                                         4,060
Exelixis Inc (a)(b)                                             140,300                                         1,507
Illumina Inc (a)(b)                                              39,889                                         1,302
Integra LifeSciences Holdings Corp (a)(b)                        12,300                                           560
Keryx Biopharmaceuticals Inc (a)(b)                             102,837                                         1,049
Lifecell Corp (a)(b)                                            259,115                                         7,618
Myriad Genetics Inc (a)(b)                                      106,400                                         3,889
Regeneron Pharmaceuticals Inc (a)(b)                             58,000                                         1,578
                                                                                                    ------------------
                                                                                                               24,873
                                                                                                    ------------------

                                                                                                    ------------------
Medical - Drugs (0.54%)
Cardiome Pharma Corp (a)(b)                                      97,249                                           909
Cubist Pharmaceuticals Inc (a)(b)                                57,200                                         1,227
Emergent Biosolutions Inc (b)                                   112,600                                         1,480
                                                                                                    ------------------
                                                                                                                3,616
                                                                                                    ------------------
Medical - Outpatient & Home Medical Care (0.13%)
NovaMed Inc (a)(b)                                              115,002                                           849
                                                                                                    ------------------

Medical Imaging Systems (0.47%)
Vital Images Inc (a)(b)                                         101,718                                         3,139
                                                                                                    ------------------

Medical Information Systems (0.24%)
Phase Forward Inc (a)(b)                                        100,400                                         1,594
                                                                                                    ------------------

Medical Instruments (2.53%)
Angiodynamics Inc (a)(b)                                         62,500                                         1,040
Arthrocare Corp (a)(b)                                           94,378                                         3,894
Bruker BioSciences Corp (a)(b)                                  126,064                                         1,451
Conceptus Inc (a)(b)                                             42,677                                           883
DexCom Inc (a)(b)                                               104,151                                           830
DJO Inc (a)(b)                                                   66,900                                         2,613
Kyphon Inc (a)(b)                                                24,723                                         1,152
Micrus Endovascular Corp (a)(b)                                  93,229                                         2,072
Natus Medical Inc (a)(b)                                         74,191                                         1,319
Spectranetics Corp (a)(b)                                        53,000                                           550
Symmetry Medical Inc (b)                                         61,183                                         1,040
                                                                                                    ------------------
                                                                                                               16,844
                                                                                                    ------------------
Medical Laboratory & Testing Service (0.31%)
Bio-Reference Labs Inc (a)(b)                                    77,410                                         2,088
                                                                                                    ------------------

Medical Laser Systems (0.29%)
Biolase Technology Inc (a)(b)                                   153,407                                           997
Cutera Inc (a)(b)                                                32,300                                           946
                                                                                                    ------------------
                                                                                                                1,943
                                                                                                    ------------------
Medical Products (2.39%)
Accuray Inc (a)(b)                                               50,300                                         1,187
American Medical Systems Holdings Inc (a)(b)                    172,607                                         3,060
Luminex Corp (a)(b)                                              77,226                                         1,070
Sonic Innovations Inc (b)                                       122,118                                         1,200
Syneron Medical Ltd (a)(b)                                       25,277                                           637
ThermoGenesis Corp (a)(b)                                       156,679                                           533
Viasys Healthcare Inc (a)(b)                                    225,279                                         7,213
Wright Medical Group Inc (b)                                     44,375                                         1,048
                                                                                                    ------------------
                                                                                                               15,948
                                                                                                    ------------------
Metal Processors & Fabrication (0.50%)
Ladish Co Inc (b)                                                81,200                                         3,302
                                                                                                    ------------------

Networking Products (0.90%)
Atheros Communications Inc (a)(b)                                61,800                                         1,655
BigBand Networks Inc (a)(b)                                      48,200                                           987
Ixia (a)(b)                                                     256,500                                         2,201
Netgear Inc (a)(b)                                               34,875                                         1,172
                                                                                                    ------------------
                                                                                                                6,015
                                                                                                    ------------------
Oil - Field Services (2.04%)
Core Laboratories NV (a)(b)                                      31,922                                         2,902
Hercules Offshore Inc (a)(b)                                     26,944                                           847
Superior Energy Services (a)(b)                                  68,100                                         2,474

Oil - Field Services
Tetra Technologies Inc (a)(b)                                   278,067                                         7,366
                                                                                                    ------------------
                                                                                                               13,589
                                                                                                    ------------------
Oil & Gas Drilling (0.53%)
Atwood Oceanics Inc (a)(b)                                       23,992                                         1,509
Patterson-UTI Energy Inc (a)                                     82,747                                         2,018
                                                                                                    ------------------
                                                                                                                3,527
                                                                                                    ------------------
Oil Company - Exploration & Production (2.04%)
Carrizo Oil & Gas Inc (a)(b)                                     43,300                                         1,595
EXCO Resources Inc (a)(b)                                       278,063                                         4,669
PetroHawk Energy Corp (a)(b)                                    316,772                                         4,577
Quicksilver Resources Inc (a)(b)                                 54,177                                         2,268
Toreador Resources Corp (a)(b)                                   31,817                                           510
                                                                                                    ------------------
                                                                                                               13,619
                                                                                                    ------------------
Oil Field Machinery & Equipment (0.30%)
Dresser-Rand Group Inc (b)                                       62,305                                         1,988
                                                                                                    ------------------

Patient Monitoring Equipment (0.17%)
Aspect Medical Systems Inc (a)(b)                                72,078                                         1,107
                                                                                                    ------------------

Physical Therapy & Rehabilitation Centers (1.70%)
Psychiatric Solutions Inc (a)(b)                                322,380                                        11,306
                                                                                                    ------------------

Physician Practice Management (1.26%)
Pediatrix Medical Group Inc (b)                                 147,401                                         8,409
                                                                                                    ------------------

Private Corrections (0.20%)
Geo Group Inc/The (b)                                            26,600                                         1,362
                                                                                                    ------------------

Property & Casualty Insurance (0.35%)
Argonaut Group Inc (b)                                           33,323                                         1,120
United America Indemnity Ltd (b)                                 47,381                                         1,184
                                                                                                    ------------------
                                                                                                                2,304
                                                                                                    ------------------
Publicly Traded Investment Fund (0.58%)
iShares Russell 2000 Index Fund (a)                              48,000                                         3,876
                                                                                                    ------------------

REITS - Apartments (0.16%)
Mid-America Apartment Communities Inc                            19,300                                         1,041
                                                                                                    ------------------

REITS - Healthcare (0.58%)
Ventas Inc                                                       91,712                                         3,867
                                                                                                    ------------------

REITS - Office Property (0.30%)
BioMed Realty Trust Inc                                          70,394                                         2,021
                                                                                                    ------------------

Rental - Auto & Equipment (0.60%)
Aaron Rents Inc                                                 141,100                                         4,003
                                                                                                    ------------------

Research & Development (0.43%)
Kendle International Inc (b)                                     44,712                                         1,524
Parexel International Corp (a)(b)                                33,863                                         1,330
                                                                                                    ------------------
                                                                                                                2,854
                                                                                                    ------------------
Respiratory Products (0.28%)
Resmed Inc (a)(b)                                                43,488                                         1,838
                                                                                                    ------------------


Retail - Apparel & Shoe (3.09%)
Aeropostale Inc (a)(b)                                           68,000                                         2,798
Cache Inc (b)                                                    82,834                                         1,430
Childrens Place Retail Stores Inc/The (a)(b)                     84,269                                         4,455
Christopher & Banks Corp (a)                                    233,429                                         4,041
DSW Inc (a)(b)                                                   35,680                                         1,383
Tween Brands Inc (a)(b)                                          91,700                                         3,591
Wet Seal Inc/The (a)(b)                                         487,945                                         2,918
                                                                                                    ------------------
                                                                                                               20,616
                                                                                                    ------------------
Retail - Catalog Shopping (0.30%)
Coldwater Creek Inc (a)(b)                                       95,703                                         1,981
                                                                                                    ------------------

Retail - Discount (0.24%)
99 Cents Only Stores (a)(b)                                     113,300                                         1,620
                                                                                                    ------------------

Retail - Music Store (0.29%)
Guitar Center Inc (a)(b)                                         41,293                                         1,912
                                                                                                    ------------------

Retail - Petroleum Products (0.07%)
World Fuel Services Corp                                         10,400                                           481
                                                                                                    ------------------

Retail - Restaurants (2.31%)
Buffalo Wild Wings Inc (a)(b)                                    43,600                                         2,846
California Pizza Kitchen Inc (a)(b)                             179,744                                         6,005
CKE Restaurants Inc                                             255,532                                         5,190
Texas Roadhouse Inc (a)(b)                                       93,388                                         1,366
                                                                                                    ------------------
                                                                                                               15,407
                                                                                                    ------------------
Retail - Sporting Goods (0.30%)
Hibbett Sports Inc (a)(b)                                        69,452                                         2,025
                                                                                                    ------------------

Semiconductor Component - Integrated Circuits (1.95%)
Anadigics Inc (a)(b)                                            314,495                                         3,378
Exar Corp (b)                                                   111,487                                         1,503
Hittite Microwave Corp (a)(b)                                    69,400                                         3,135
Power Integrations Inc (b)                                       86,994                                         2,249
Standard Microsystems Corp (a)(b)                                85,717                                         2,748
                                                                                                    ------------------
                                                                                                               13,013
                                                                                                    ------------------
Semiconductor Equipment (1.26%)
BTU International Inc (a)(b)                                     55,921                                           686
LTX Corp (a)(b)                                                 122,590                                           731
Photronics Inc (a)(b)                                           110,112                                         1,657
Rudolph Technologies Inc (a)(b)                                 158,598                                         2,739
Semitool Inc (a)(b)                                              48,400                                           502
Varian Semiconductor Equipment Associates Inc (b)                31,645                                         2,100
                                                                                                    ------------------
                                                                                                                8,415
                                                                                                    ------------------
Steel - Producers (0.88%)
Steel Dynamics Inc                                              133,006                                         5,893
                                                                                                    ------------------

Steel - Specialty (0.54%)
Allegheny Technologies Inc                                       32,200                                         3,528
Universal Stainless & Alloy (a)(b)                                1,900                                            85
                                                                                                    ------------------
                                                                                                                3,613
                                                                                                    ------------------
Telecommunication Equipment (1.60%)
Arris Group Inc (b)                                              63,261                                           938
Nice Systems Ltd ADR (b)                                        173,417                                         6,356
OpNext Inc (a)(b)                                                66,100                                           887
Optium Corp (a)(b)                                               79,796                                         1,420

Telecommunication Equipment
Sirenza Microdevices Inc (a)(b)                                 114,428                                         1,042
                                                                                                    ------------------
                                                                                                               10,643
                                                                                                    ------------------
Telecommunication Equipment - Fiber Optics (0.54%)
Finisar Corp (a)(b)                                             609,000                                         2,205
Oplink Communications Inc (b)                                    86,200                                         1,428
                                                                                                    ------------------
                                                                                                                3,633
                                                                                                    ------------------
Telecommunication Services (0.39%)
NeuStar Inc (a)(b)                                               59,218                                         1,703
PAETEC Holding Corp (b)                                          85,286                                           890
                                                                                                    ------------------
                                                                                                                2,593
                                                                                                    ------------------
Theaters (0.25%)
National CineMedia Inc (b)                                       62,900                                         1,654
                                                                                                    ------------------

Therapeutics (0.43%)
BioMarin Pharmaceuticals Inc (a)(b)                              93,800                                         1,516
Isis Pharmaceuticals Inc (a)(b)                                 132,586                                         1,356
                                                                                                    ------------------
                                                                                                                2,872
                                                                                                    ------------------
Toys (0.54%)
Marvel Entertainment Inc (a)(b)                                 122,900                                         3,629
                                                                                                    ------------------

Transactional Software (0.43%)
Bottomline Technologies Inc (b)                                 109,380                                         1,359
Synchronoss Technologies Inc (a)(b)                              68,018                                         1,526
                                                                                                    ------------------
                                                                                                                2,885
                                                                                                    ------------------
Transport - Services (1.28%)
HUB Group Inc (a)(b)                                            161,500                                         5,814
UTi Worldwide Inc                                               115,291                                         2,706
                                                                                                    ------------------
                                                                                                                8,520
                                                                                                    ------------------
Transport - Truck (1.09%)
Landstar System Inc                                             118,090                                         5,705
Old Dominion Freight Line (b)                                    53,703                                         1,587
                                                                                                    ------------------
                                                                                                                7,292
                                                                                                    ------------------
Veterinary Diagnostics (1.17%)
Neogen Corp (b)                                                  43,847                                         1,098
VCA Antech Inc (b)                                              169,277                                         6,675
                                                                                                    ------------------
                                                                                                                7,773
                                                                                                    ------------------
Vitamins & Nutrition Products (0.19%)
NutraCea (a)(b)                                                 318,300                                         1,264
                                                                                                    ------------------

Wireless Equipment (1.60%)
Novatel Wireless Inc (a)(b)                                     161,986                                         2,946
SBA Communications Corp (a)(b)                                   97,400                                         2,865
Sierra Wireless Inc (a)(b)                                       77,069                                         1,393
Viasat Inc (b)                                                  102,000                                         3,499
                                                                                                    ------------------
                                                                                                               10,703
                                                                                                    ------------------
X-Ray Equipment (0.25%)
Hologic Inc (a)(b)                                               28,800                                         1,657
                                                                                                    ------------------
TOTAL COMMON STOCKS                                                                              $            637,628
                                                                                                    ------------------

                                                               Principal
                                                               Amount                                 Value (000's)
                                                               (000's)
MONEY MARKET FUNDS (30.62%)
Money Center Banks (30.62%)
BNY Institutional Cash Reserve Fund (c)                         204,284                                       204,284
                                                                                                    ------------------
TOTAL MONEY MARKET FUNDS                                                                         $            204,284
                                                                                                    ------------------
Total Investments                                                                                $            841,912
Liabilities in Excess of Other Assets, Net - (26.21)%                                                       (174,818)
                                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                                       $            667,094
                                                                                                    ==================
                                                                                                    ------------------

                                                                                                    ==================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $            142,162
Unrealized Depreciation                                               (28,755)
                                                             ------------------
Net Unrealized Appreciation (Depreciation)                             113,407

Cost for federal income tax purposes                                   728,505
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ ------------------
Sector                                                                 Percent
------------------------------------------------------------ ------------------
Financial                                                               35.78%
Consumer, Non-cyclical                                                  25.15%
Technology                                                              16.64%
Industrial                                                              16.05%
Consumer, Cyclical                                                      13.07%
Communications                                                          11.08%
Energy                                                                   5.37%
Basic Materials                                                          2.49%
Exchange Traded Funds                                                    0.58%
Liabilities in Excess of Other Assets, Net                           (-26.21%)
                                                             ------------------
TOTAL NET ASSETS                                                       100.00%
                                                             ==================

Schedule of Investments

April 30, 2007 (unaudited)
Preferred Securities Fund

                                                                    Shares                Value (000's)
                                                                      Held
PREFERRED STOCKS (63.85%)
Building - Residential & Commercial (0.43%)
Pulte Homes Inc (a)                                                  112,100         $              2,842
                                                                                        ------------------

Cable TV (1.68%)
Comcast Corp - Series B                                              123,300                        3,181
Comcast Corp (a)                                                     302,745                        7,856
                                                                                        ------------------
                                                                                                   11,037
                                                                                        ------------------
Commercial Banks (4.35%)
ASBC Capital I                                                        19,800                          501
Banco Santander Central Hispano SA                                   186,526                        4,756
BancorpSouth Capital Trust I                                          49,800                        1,262
Banesto Holdings (b)(c)                                               11,700                          355
Banknorth Capital Trust II                                            36,300                          916
Chittenden Capital Trust I                                            20,400                          521
Citizens Funding Trust I                                             132,500                        3,423
Compass Capital III                                                   67,100                        1,691
HSBC Holdings PLC                                                    106,818                        2,707
Provident Financial Group Inc                                         48,300                        1,248
Royal Bank of Scotland Group PLC - Series L                           60,000                        1,441
Royal Bank of Scotland Group PLC - Series N                          151,732                        3,851
Royal Bank of Scotland Group PLC - Series Q (a)                      224,400                        5,848
                                                                                        ------------------
                                                                                                   28,520
                                                                                        ------------------
Diversified Financial Services (3.18%)
Citigroup Capital VII                                                 53,500                        1,360
Citigroup Capital VIII                                               185,830                        4,701
Citigroup Capital XI                                                  76,600                        1,880
Citigroup Capital XIV                                                  2,500                           65
General Electric Capital Corp  5.875%                                 92,996                        2,297
General Electric Capital Corp  6.000% (a)(d)                         311,200                        7,755
General Electric Capital Corp  6.050%                                100,000                        2,510
General Electric Capital Corp  6.100%                                  9,600                          241
                                                                                        ------------------
                                                                                                   20,809
                                                                                        ------------------
Electric - Integrated (3.82%)
Alabama Power Co Series 07-B (d)                                     177,508                        4,329
Alabama Power Co Series GG                                               800                           20
Alabama Power Co Series II                                           371,600                        9,179
Alabama Power Co Series JJ                                            17,900                          463
Consolidated Edison Inc                                                2,300                           58
Dte Energy Trust I                                                    18,800                          473
Entergy Louisiana LLC                                                 57,400                        1,449
Entergy Mississippi Inc 6.00%                                          5,800                          143
Entergy Mississippi Inc 7.25%                                         44,000                        1,124
Georgia Power Capital Trust V                                          1,800                           45
Georgia Power Capital Trust VII                                        4,200                          101
Georgia Power Co  5.70%                                               10,900                          270
Georgia Power Co  5.75%                                               11,200                          265
Georgia Power Co  5.90%                                               64,200                        1,563
Georgia Power Co  6.00% - Series R                                     6,300                          157
Gulf Power Co                                                          2,900                           70
Mississippi Power Co                                                  32,600                          784
Northern States Power-Minnesota                                        6,200                          159

Electric - Integrated
PPL Energy Supply LLC                                                155,700                        4,028
Southern Co Capital Trust VI                                           3,000                           76
Virginia Power Capital Trust II                                        9,900                          249
                                                                                        ------------------
                                                                                                   25,005
                                                                                        ------------------
Fiduciary Banks (0.36%)
BNY Capital V                                                         95,300                        2,346
                                                                                        ------------------

Finance - Consumer Loans (0.68%)
HSBC Finance Corp  6.875%                                            129,269                        3,290
SLM Corp                                                              54,458                        1,162
                                                                                        ------------------
                                                                                                    4,452
                                                                                        ------------------
Finance - Credit Card (0.37%)
Capital One Capital II                                                91,500                        2,413
                                                                                        ------------------

Finance - Investment Banker & Broker (3.68%)
JP Morgan Chase Capital XI                                            26,200                          633
Lehman Brothers Holdings Capital Trust III                           127,228                        3,192
Lehman Brothers Holdings Capital Trust IV                             18,000                          446
Lehman Brothers Holdings Capital Trust VI                             56,657                        1,394
Lehman Brothers Holdings Inc                                          58,500                        1,523
Merrill Lynch Preferred Capital Trust III                             67,100                        1,704
Merrill Lynch Preferred Capital Trust IV                              88,400                        2,259
Merrill Lynch Preferred Capital Trust V                              134,694                        3,463
Morgan Stanley Capital Trust II                                       75,400                        1,892
Morgan Stanley Capital Trust III                                       3,600                           89
Morgan Stanley Capital Trust IV                                       27,100                          668
Morgan Stanley Capital Trust V                                        32,900                          780
Morgan Stanley Capital Trust VI                                      227,100                        5,746
Morgan Stanley Capital Trust VII                                      12,200                          309
                                                                                        ------------------
                                                                                                   24,098
                                                                                        ------------------
Finance - Mortgage Loan/Banker (2.04%)
Countrywide Capital 7.00%                                            406,852                       10,049
Countrywide Financial Corp                                           133,900                        3,314
                                                                                        ------------------
                                                                                                   13,363
                                                                                        ------------------
Finance - Other Services (1.35%)
ABN AMRO Capital Funding Trust V                                     165,400                        3,993
ABN AMRO Capital Funding Trust VII                                   161,000                        4,006
National Rural Utilities Cooperative Finance Corp  5.950%              7,100                          170
National Rural Utilities Cooperative Finance Corp  6.100%              4,200                          102
National Rural Utilities Cooperative Finance Corp  7.400%             22,600                          565
                                                                                        ------------------
                                                                                                    8,836
                                                                                        ------------------
Financial Guarantee Insurance (0.69%)
AMBAC Financial Group Inc  5.875%                                     55,500                        1,337
AMBAC Financial Group Inc  5.950%                                     63,100                        1,528
Financial Security Assurance Holdings Ltd  6.250%                     65,325                        1,615
Financial Security Assurance Holdings Ltd  6.875%                      1,200                           30
                                                                                        ------------------
                                                                                                    4,510
                                                                                        ------------------
Investment Companies (0.30%)
Allied Capital Corp (d)                                               79,608                        1,989
                                                                                        ------------------

Life & Health Insurance (2.79%)
Delphi Financial Group                                                41,400                        1,054
Lincoln National Capital VI                                          124,437                        3,144
PLC Capital Trust IV                                                  33,900                          856
PLC Capital Trust V                                                   13,900                          338
Protective Life Corp                                                 397,600                       10,298

Life & Health Insurance
Prudential PLC  6.50% (a)                                              9,917                          255
Prudential PLC  6.75%                                                 91,800                        2,360
                                                                                        ------------------
                                                                                                   18,305
                                                                                        ------------------
Money Center Banks (1.75%)
S Finance (d)                                                        279,848                        7,110
Santander Finance Preferred SA Uniperso 6.50% (c)                    175,000                        4,364
                                                                                        ------------------
                                                                                                   11,474
                                                                                        ------------------
Mortgage Banks (0.13%)
Abbey National PLC  7.375%; Series C                                  34,000                          863
                                                                                        ------------------

Multi-Line Insurance (4.09%)
ACE Ltd                                                              296,450                        7,640
Aegon NV  6.375%                                                     386,565                       10,039
ING Groep NV 7.05%                                                   206,238                        5,235
ING Groep NV 7.20%                                                    72,600                        1,846
Metlife Inc  6.500%                                                   10,000                          263
XL Capital Ltd  7.625%                                                50,500                        1,281
XL Capital Ltd  8.000%                                                18,375                          466
                                                                                        ------------------
                                                                                                   26,770
                                                                                        ------------------
Multimedia (0.73%)
Viacom Inc (a)                                                       189,200                        4,753
                                                                                        ------------------

Oil Company - Exploration & Production (0.28%)
Nexen Inc                                                             71,100                        1,809
                                                                                        ------------------

Pipelines (0.41%)
Dominion CNG Capital Trust I                                          86,600                        2,174
TransCanada Pipelines Ltd                                             19,200                          499
                                                                                        ------------------
                                                                                                    2,673
                                                                                        ------------------
Property & Casualty Insurance (2.33%)
Arch Capital Group Ltd  7.875%                                        18,100                          477
Arch Capital Group Ltd  8.000%                                       212,000                        5,650
Berkley W R Capital Trust                                            207,300                        5,216
Markel Corp                                                          148,600                        3,896
                                                                                        ------------------
                                                                                                   15,239

                                                                                        ------------------
Regional Banks (9.84%)
BAC Capital Trust I                                                   57,200                        1,447
BAC Capital Trust II                                                 100,000                        2,507
BAC Capital Trust III                                                 10,200                          260
BAC Capital Trust VIII                                                18,400                          453
BAC Capital Trust X                                                  278,700                        6,954
BAC Capital Trust XII                                                210,500                        5,465
Bank One Capital VI                                                   43,500                        1,102
Fleet Capital Trust VIII                                              16,600                          421
KeyCorp Capital IX                                                    42,300                        1,079
KeyCorp Capital VIII                                                 281,000                        7,320
National City Capital Trust II                                       439,900                       11,081
PNC Capital Trust D                                                  117,600                        2,899
Union Planter Preferred Funding Corp (c)(d)                               10                        1,102
USB Capital VI                                                       101,700                        2,430
USB Capital VII                                                       58,800                        1,418
USB Capital XI                                                         4,592                          117
Wachovia Capital Trust IV (d)                                         35,700                          900
Wachovia Corp                                                        360,300                       10,085
Wells Fargo Capital IV                                                97,600                        2,478
Wells Fargo Capital IX                                                94,900                        2,267

Regional Banks
Wells Fargo Capital VII                                              111,500                        2,697
                                                                                        ------------------
                                                                                                   64,482
                                                                                        ------------------
Reinsurance (3.26%)
Everest Re Capital Trust 6.20%                                       154,819                        3,754
Everest Re Capital Trust 7.85%                                       159,600                        4,017
PartnerRe Ltd - Series C (a)                                         123,300                        3,136
PartnerRe Ltd - Series D                                             155,066                        3,940
RenaissanceRe Holdings Ltd - Series B                                 39,000                          991
RenaissanceRe Holdings Ltd - Series C                                 19,135                          454
RenaissanceRe Holdings Ltd - Series D                                205,600                        5,031
                                                                                        ------------------
                                                                                                   21,323
                                                                                        ------------------
REITS - Apartments (0.31%)
AvalonBay Communities Inc                                             16,100                          429
BRE Properties Inc - Series B                                          6,800                          172
BRE Properties Inc - Series C                                         10,177                          255
BRE Properties Inc - Series D                                         12,876                          322
Equity Residential                                                    28,500                          720
UDR Inc; 8.6000%                                                       5,200                          132
                                                                                        ------------------
                                                                                                    2,030
                                                                                        ------------------
REITS - Diversified (3.31%)
Duke Realty Corp - Series B (d)                                       10,000                          499
Duke Realty Corp - Series L (a)                                       46,100                        1,172
Duke Realty Corp - Series M                                          250,411                        6,421
Duke Realty Corp - Series N                                          139,132                        3,638
PS Business Parks Inc - Series H                                       1,400                           35
PS Business Parks Inc - Series I                                      95,000                        2,375
PS Business Parks Inc - Series K                                     118,600                        3,143
PS Business Parks Inc - Series L                                       2,400                           62
PS Business Parks Inc - Series P                                       2,500                           62
Vornado Realty Trust - Series F                                       25,448                          639
Vornado Realty Trust - Series G                                       82,700                        2,061
Vornado Realty Trust - Series H                                       21,300                          534
Vornado Realty Trust - Series I                                       41,600                        1,035
                                                                                        ------------------
                                                                                                   21,676
                                                                                        ------------------
REITS - Office Property (1.48%)
HRPT Properties Trust - Series B                                     102,103                        2,577
HRPT Properties Trust - Series C                                     278,300                        7,111
                                                                                        ------------------
                                                                                                    9,688

                                                                                        ------------------
REITS - Shopping Centers (1.30%)
Developers Diversified Realty Corp  7.375%                            18,800                          479
Developers Diversified Realty Corp  7.500%                             7,700                          197
Developers Diversified Realty Corp  8.000%                           128,700                        3,308
Regency Centers Corp  6.70%                                          133,000                        3,338
Regency Centers Corp  7.25%                                           37,800                          966
Regency Centers Corp  7.45%                                            6,500                          165
Weingarten Realty Investors (a)                                        2,800                           72
                                                                                        ------------------
                                                                                                    8,525
                                                                                        ------------------
REITS - Single Tenant (0.28%)
Realty Income Corp  Series D                                          61,700                        1,579
Realty Income Corp  Series E                                          10,300                          265
                                                                                        ------------------
                                                                                                    1,844
                                                                                        ------------------
REITS - Storage (2.23%)
Public Storage Inc  6.450%; Series F                                  93,500                        2,271
Public Storage Inc  6.450%; Seriex X                                  77,200                        1,913
Public Storage Inc  6.600%; Series C                                     400                           10
Public Storage Inc  6.625%; Series M                                  21,300                          528

REITS - Storage
Public Storage Inc  6.750%; Series E                                  15,728                          396
Public Storage Inc  6.750%; Series L                                  89,100                        2,269
Public Storage Inc  7.125%; Series B                                   3,200                           81
Public Storage Inc  7.250%; Series I                                  37,700                          975
Public Storage Inc  7.250%; Series K                                 106,933                        2,766
Public Storage Inc  7.625%; Series T                                  38,100                          966
Public Storage Inc; 6.850%; Series Y                                  98,900                        2,466
                                                                                        ------------------
                                                                                                   14,641
                                                                                        ------------------
REITS - Warehouse & Industrial (3.06%)
AMB Property Corp; Series L                                          189,800                        4,737
AMB Property Corp; Series M                                           52,800                        1,333
AMB Property Corp; Series O                                           19,100                          488
AMB Property Corp; Series P                                          163,200                        4,105
First Industrial Realty Trust Inc - Series C                         127,000                        3,244
First Industrial Realty Trust Inc - Series J                         146,100                        3,733
Prologis - Series F                                                    1,400                           36
Prologis - Series G                                                   93,600                        2,364
                                                                                        ------------------
                                                                                                   20,040
                                                                                        ------------------
Sovereign Agency (0.09%)
Tennessee Valley Authority - Series D                                 26,200                          620
                                                                                        ------------------

Special Purpose Entity (1.51%)
Citigroup Capital XVII (d)                                            51,000                        1,272
Corporate-Backed Trust Certificates - Series BMY                      14,100                          352
Corporate-Backed Trust Certificates - Series VZ                       22,200                          573
Corporate-Backed Trust Certificates - Series WM                        7,200                          186
Corporate-Backed Trust Certificates - Series WM                        3,500                           90
CORTS Trust for Bellsouth Telecommunication                           28,400                          709
CORTS Trust for Bristol Meyers Squibb                                  2,000                           51
CORTS Trust for Chrysler                                              12,100                          307
CORTS Trust for First Union Institutional Capital I  8.20%             9,000                          249
CORTS Trust for Goldman Sachs Capital I                               13,900                          335
CORTS Trust for IBM - Series IV                                          700                           18
CORTS Trust for IBM - Series VI                                        2,800                           70
CORTS Trust for Safeco Capital Trust I 8.375%                         10,800                          298
CORTS Trust for Safeco Capital Trust I 8.750% (d)                      2,400                           69
CORTS Trust for SunAmerica                                             3,200                           81
CORTS Trust for Verizon Global Funding  6.250%                         1,300                           33
CORTS Trust for Verizon Global Funding  7.375%                        14,300                          369
JPMorgan Chase Capital XIX                                            37,700                          970
PreferredPlus Trust GSC-3                                             11,000                          262
PreferredPlus Trust MSD-1                                             57,650                        1,452
SATURNS - Series CSFB; 6.25%                                          10,900                          275
SATURNS - Series CSFB; 7.00%                                          20,100                          513
SATURNS - Series GS; 5.750%                                           18,700                          436
SATURNS - Series GS4; 6.000%                                           4,600                          110
SATURNS - Series GS6; 6.000%                                           7,700                          185
SATURNS - Series SAFC Capital; 8.25%                                   2,000                           51
SATURNS - Series SAFC Debenture; 8.25%                                 8,200                          210
Trust Certificates Series 2001-2                                      14,700                          378
                                                                                        ------------------
                                                                                                    9,904
                                                                                        ------------------
Telecommunication Services (0.36%)
Centaur Funding Corp (c)                                               2,000                        2,357
                                                                                        ------------------

Telephone - Integrated (0.59%)
AT&T Inc 6.375%                                                        6,500                          163
AT&T Inc 7.000%                                                       44,200                        1,122

Telephone - Integrated
Verizon New England Inc                                              104,378                        2,609
                                                                                        ------------------
                                                                                                    3,894
                                                                                        ------------------
Television (0.79%)
CBS Corp  6.75% (d)                                                   65,600                        1,628
CBS Corp  7.25%                                                      141,400                        3,566
                                                                                        ------------------
                                                                                                    5,194
                                                                                        ------------------
TOTAL PREFERRED STOCKS                                                               $            418,324
                                                                                        ------------------
                                                                    Principal
                                                                    Amount                Value (000's)
                                                                    (000's)
BONDS (31.43%)
Agricultural Operations (0.31%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (c)                                                  2,000                        2,010
                                                                                        ------------------

Commercial Banks (8.93%)
Banknorth Capital Trust I
10.52%, 5/ 1/2027                                                      1,000                        1,056
Banponce Trust I
8.33%, 2/ 1/2027                                                       2,000                        2,086
Barclays Bank PLC
6.28%, 12/15/2034                                                     11,300                       11,009
BNP Paribas
5.19%, 3/29/2049 (a)(c)(e)                                             3,000                        2,891
BNP Paribas Capital Trust V
7.20%, 9/30/2049                                                       1,900                        1,905
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (a)(c)(e)                                             5,000                        4,899
Caisse Nationale des Caisses
6.75%, 1/27/2049                                                       1,500                        1,543
CBA Capital Trust I
5.81%, 12/31/2049 (a)(c)                                               7,000                        7,060
Centura Capital Trust I
8.85%, 6/ 1/2027 (c)                                                   3,000                        3,140
First Empire Capital Trust I
8.23%, 2/ 1/2027                                                       1,500                        1,564
First Hawaiian Capital I
8.34%, 7/ 1/2027                                                       5,000                        5,224
HBOS PLC
6.41%, 10/ 1/2035 (c)(e)                                               4,500                        4,418
North Fork Capital Trust II
8.00%, 12/15/2027                                                      3,450                        3,626
Popular North America Capital Trust I
6.56%, 9/15/2034                                                       1,000                          963
Royal Bank of Scotland Group PLC - 7.648%
7.65%, 8/29/2049                                                       1,200                        1,400
Shinsei Finance II
7.16%, 7/25/2046 (c)(e)                                                2,200                        2,245
Swedbank AB
9.00%, 12/29/2049 (c)(e)                                               2,000                        2,187
Westpac Capital Trust III
5.82%, 9/30/2013 (c)                                                   1,300                        1,313
                                                                                        ------------------
                                                                                                   58,529
                                                                                        ------------------
Finance - Investment Banker & Broker (1.21%)
Goldman Sachs Group Inc/The
6.35%, 2/15/2034                                                         500                          505

Finance - Investment Banker & Broker
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036                                                       6,900                        7,385
                                                                                        ------------------
                                                                                                    7,890
                                                                                        ------------------
Investment Management & Advisory Services (0.13%)
Dresdner Bank
5.81%, 6/29/2049 (e)                                                   1,000                          841
                                                                                        ------------------

Life & Health Insurance (1.73%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)                                                6,000                        6,336
Prudential PLC
6.50%, 6/29/2049                                                       5,000                        5,021
                                                                                        ------------------
                                                                                                   11,357
                                                                                        ------------------
Money Center Banks (5.91%)
ABN Amro North American Holding Capital
6.52%, 11/ 8/2012 (c)(e)                                               9,600                       10,071
BankAmerica Institutional
8.07%, 12/31/2026 (c)                                                    500                          521
BBVA International Preferred SA Unipers
5.92%, 4/18/2047 (a)(c)(e)                                             7,600                        7,504
BCI US Funding Trust
8.01%, 7/15/2008 (c)                                                   2,830                        2,912
DBS Capital Funding Corp
7.66%, 3/15/2049 (c)                                                   1,500                        1,625
Dresdner Funding Trust I
8.15%, 6/30/2031 (c)                                                   4,200                        5,077
KBC Bank Funding Trust III
9.86%, 11/29/2049 (c)(e)                                               2,700                        2,985
Lloyds TSB Bank
6.90%, 11/29/2049 (a)                                                  7,990                        8,024
                                                                                        ------------------
                                                                                                   38,719
                                                                                        ------------------
Multi-Line Insurance (3.12%)
AXA SA
6.46%, 12/14/2018 (a)(c)(e)                                            6,000                        5,929
MetLife Inc
6.40%, 12/15/2036 (e)                                                  2,000                        1,996
USF&G Capital III
8.31%, 7/ 1/2046 (c)                                                   3,000                        3,650
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (e)                                                  9,000                        8,883
                                                                                        ------------------
                                                                                                   20,458
                                                                                        ------------------
Mutual Insurance (0.48%)
Oil Insurance Ltd
7.56%, 12/29/2049 (c)(e)                                               3,000                        3,149
                                                                                        ------------------

Real Estate Magagement & Services (0.15%)
Socgen Real Estate Co LLC
7.64%, 12/31/2049 (c)(e)                                               1,000                        1,009
                                                                                        ------------------

Regional Banks (2.24%)
KeyCorp Capital II
6.88%, 3/17/2029                                                       5,000                        5,238
PNC Preferred Funding Trust I
6.52%, 12/31/2049 (a)(c)(e)                                            2,500                        2,586
Union Planters Capital Trust A
8.20%, 12/15/2026                                                      3,000                        3,119

Regional Banks
Wells Fargo Capital X
5.95%, 12/15/2036                                                      3,800                        3,720
                                                                                        ------------------
                                                                                                   14,663
                                                                                        ------------------
Savings & Loans - Thrifts (2.54%)
Dime Capital Trust I
9.33%, 5/ 6/2027                                                       2,500                        2,625
Washington Mutual Preferred Funding Cayman
7.25%, 3/29/2049 (a)(c)                                                9,900                        9,938
Washington Mutual Preferred Funding II
6.67%, 12/15/2046 (a)(c)(e)                                            4,100                        4,087
                                                                                        ------------------
                                                                                                   16,650
                                                                                        ------------------
Special Purpose Entity (3.26%)
BankBoston Capital Trust II
7.75%, 12/15/2026                                                      1,000                        1,040
CA Preferred Trust
7.00%, 10/30/2048 (a)                                                  7,300                        7,437
Capital One Capital IV
6.75%, 2/17/2037 (a)                                                   2,000                        1,951
ILFC E-Capital Trust II
6.25%, 12/21/2065 (c)(e)                                               2,000                        2,049
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (c)                                                   2,250                        2,210
Old Mutual Capital Funding
8.00%, 5/29/2049                                                       3,000                        3,122
QBE Capital Funding II LP
6.80%, 6/ 1/2049 (c)(e)(f)                                             3,500                        3,530
                                                                                        ------------------
                                                                                                   21,339
                                                                                        ------------------
Tools - Hand Held (1.02%)
Stanley Works Capital Trust I
5.90%, 12/ 1/2045 (e)                                                  7,000                        6,668
                                                                                        ------------------

Transport - Rail (0.40%)
BNSF Funding Trust I
6.61%, 12/15/2055 (e)                                                  2,750                        2,628
                                                                                        ------------------
TOTAL BONDS                                                                          $            205,910
                                                                                        ------------------
MONEY MARKET FUNDS (9.90%)
Money Center Banks (9.90%)
BNY Institutional Cash Reserve Fund (g)                               64,876                       64,876
                                                                                        ------------------
TOTAL MONEY MARKET FUNDS                                                             $             64,876
                                                                                        ------------------
Total Investments                                                                    $            689,110
Liabilities in Excess of Other Assets, Net - (5.18)%                                             (33,964)
                                                                                        ------------------
TOTAL NET ASSETS - 100.00%                                                           $            655,146
                                                                                        ==================
                                                                                        ------------------

                                                                                        ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security is Illiquid

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $113,509 or 17.33% of net assets.

(d)  Non-Income Producing Security

(e)  Variable Rate

(f)  Security purchased on a when-issued basis.

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $              9,847

Unrealized Depreciation                                                (6,816)
                                                             ------------------
Net Unrealized Appreciation (Depreciation)                               3,031
Cost for federal income tax purposes                                   684,856
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------- ------------------
Sector                                                         Percent
---------------------------------------------------- ------------------
Financial                                                       94.27%
Communications                                                   4.16%
Utilities                                                        3.82%
Industrial                                                       1.42%
Energy                                                           0.68%
Consumer, Cyclical                                               0.43%
Consumer, Non-cyclical                                           0.31%
Government                                                       0.09%
Liabilities in Excess of Other Assets, Net                    (-5.18%)
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================

Schedule of Investments

April 30, 2007 (unaudited)
Real Estate Securities Fund

                                                                     Shares                Value (000's)
                                                                       Held
COMMON STOCKS (99.33%)
Hotels & Motels (2.13%)
Hilton Hotels Corp (a)                                                254,300         $              8,646
Starwood Hotels & Resorts Worldwide Inc                               453,788                       30,413
                                                                                         ------------------
                                                                                                    39,059
                                                                                         ------------------
Real Estate Operator & Developer (2.86%)
Brookfield Properties Corp (a)                                        877,500                       36,039
Forest City Enterprises Inc (a)                                       244,952                       16,365
                                                                                         ------------------
                                                                                                    52,404
                                                                                         ------------------
REITS - Apartments (14.81%)
Apartment Investment & Management Co (a)                              192,630                       10,652
Archstone-Smith Trust                                                 503,256                       26,225
AvalonBay Communities Inc (a)                                         749,933                       91,687
Camden Property Trust (a)                                             561,417                       39,103
Equity Residential (a)                                                793,969                       36,864
Essex Property Trust Inc (a)                                          468,707                       60,397
UDR Inc (a)                                                           221,761                        6,662
                                                                                         ------------------
                                                                                                   271,590
                                                                                         ------------------
REITS - Diversified (9.61%)
Duke Realty Corp                                                      946,130                       40,788
Entertainment Properties Trust (a)                                    425,362                       25,700
Vornado Realty Trust                                                  925,288                      109,767
                                                                                         ------------------
                                                                                                   176,255
                                                                                         ------------------
REITS - Healthcare (5.31%)
Health Care Property Investors Inc                                    574,989                       20,349
Health Care REIT Inc                                                  474,989                       21,489
Omega Healthcare Investors Inc                                        358,240                        6,018
Ventas Inc (a)                                                       1,175,427                      49,556
                                                                                         ------------------
                                                                                                    97,412
                                                                                         ------------------
REITS - Hotels (5.87%)
DiamondRock Hospitality Co (a)                                        540,187                        9,880
Highland Hospitality Corp                                             403,687                        7,690
Host Hotels & Resorts Inc (a)                                        2,076,452                      53,240
LaSalle Hotel Properties                                              795,191                       36,921
                                                                                         ------------------
                                                                                                   107,731
                                                                                         ------------------
REITS - Office Property (16.54%)
Alexandria Real Estate Equities Inc (a)                               249,289                       26,387
Boston Properties Inc (a)                                            1,008,381                     118,545
Douglas Emmett Inc (a)                                                699,858                       18,231
Highwoods Properties Inc                                              353,122                       14,401
Kilroy Realty Corp (a)                                                111,791                        8,488
SL Green Realty Corp (a)                                              833,105                      117,385
                                                                                         ------------------
                                                                                                   303,437
                                                                                         ------------------
REITS - Regional Malls (16.76%)
CBL & Associates Properties Inc                                       523,491                       23,793
General Growth Properties Inc (a)                                    1,346,694                      85,986
Simon Property Group Inc (a)                                         1,502,168                     173,170
Taubman Centers Inc (a)                                               437,345                       24,513
                                                                                         ------------------
                                                                                                   307,462
                                                                                         ------------------

REITS - Shopping Centers (10.92%)
Acadia Realty Trust (a)                                               824,876                       22,173
Federal Realty Invs Trust (a)                                         709,736                       63,997
Kimco Realty Corp (a)                                                1,897,840                      91,229
Regency Centers Corp (a)                                              133,320                       10,986
Tanger Factory Outlet Centers                                         209,230                        8,482
Weingarten Realty Investors (a)                                        73,475                        3,516
                                                                                         ------------------
                                                                                                   200,383
                                                                                         ------------------
REITS - Storage (5.46%)
Public Storage Inc (a)                                               1,074,220                     100,246
                                                                                         ------------------

REITS - Warehouse & Industrial (9.06%)
AMB Property Corp                                                     618,259                       37,658
DCT Industrial Trust Inc (a)                                         1,367,560                      15,358
Prologis (a)                                                         1,747,835                     113,259
                                                                                         ------------------
                                                                                                   166,275
                                                                                         ------------------
TOTAL COMMON STOCKS                                                                   $          1,822,254
                                                                                         ------------------
                                                                     Principal
                                                                     Amount                Value (000's)
                                                                     (000's)
SHORT TERM INVESTMENTS (0.90%)
Repurchase Agreements (0.90%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07 maturing 05/01/07
(collateralized by                                                     16,555                       16,555
U.S.
Government Agency Issues; $17,051,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                         ------------------

TOTAL SHORT TERM INVESTMENTS                                                          $             16,555
                                                                                         ------------------
MONEY MARKET FUNDS (14.75%)
Money Center Banks (14.75%)
BNY Institutional Cash Reserve Fund (b)                               270,491                      270,491
                                                                                         ------------------
TOTAL MONEY MARKET FUNDS                                                              $            270,491
                                                                                         ------------------
Total Investments                                                                     $          2,109,300
Liabilities in Excess of Other Assets, Net - (14.98)%                                            (274,828)
                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                            $          1,834,472
                                                                                         ==================
                                                                                         ------------------

                                                                                         ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            394,575
Unrealized Depreciation                                         (32,924)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                       361,651
Cost for federal income tax purposes                           1,747,649
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- --- ------------------
REIT                                                             Percent
-------------------------------------------------- --- ------------------
REITS - Regional Malls                                            16.76%
REITS - Office Property                                           16.54%
Money Center Banks                                                15.65%
REITS - Apartments                                                14.81%
REITS - Shopping Centers                                          10.92%
REITS - Diversified                                                9.61%
REITS - Warehouse & Industrial                                     9.06%
REITS - Hotels                                                     5.87%
REITS - Storage                                                    5.46%
REITS - Healthcare                                                 5.31%
Real Estate Operator & Developer                                   2.86%
Hotels & Motels                                                    2.13%
Liabilities in Excess of Other Assets, Net                     (-14.98%)
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================


Schedule of Investments

April 30, 2007 (unaudited)
Short-Term Bond Fund
                                                                    Principal
                                                                    Amount                Value (000's)
                                                                    (000's)
BONDS (87.75%)
Advertising Services (0.13%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                $       300         $                326
                                                                                        ------------------

Aerospace & Defense (0.05%)
Raytheon Co
6.75%, 8/15/2007                                                         131                          131
                                                                                        ------------------

Aerospace & Defense Equipment (0.04%)
Sequa Corp
9.00%, 8/ 1/2009                                                         100                          106
                                                                                        ------------------

Agricultural Operations (0.28%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                        700                          689
                                                                                        ------------------

Airlines (0.11%)
American Airlines Inc
7.25%, 2/ 5/2009                                                         275                          278
                                                                                        ------------------

Apparel Manufacturers (0.11%)
Levi Strauss & Co
12.25%, 12/15/2012                                                       250                          273
                                                                                        ------------------

Appliances (0.08%)
Whirlpool Corp
5.85%, 6/15/2009 (a)                                                     200                          200
                                                                                        ------------------

Asset Backed Securities (2.89%)
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (a)(b)                                                 475                          475
Chase Funding Mortgage Loan Asset-Backed Certificates
5.55%, 12/25/2033 (a)                                                    115                          115
Citigroup Mortgage Loan Trust Inc
5.47%, 3/25/2037 (a)(b)                                                  400                          400
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (a)                                                     32                           32
5.57%, 4/25/2036 (a)(b)                                                  500                          501
5.82%, 2/25/2037 (a)                                                     575                          576
6.02%, 9/25/2046 (a)                                                   1,900                        1,906
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)                                                    159                          159
5.56%, 2/15/2036 (a)(b)                                                  475                          475
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                     101                          101
Equity One ABS Inc
4.26%, 7/25/2034 (a)                                                      40                           40
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                                  259                          258
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                     200                          200

Asset Backed Securities
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                                     925                          930
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                                      30                           30
5.54%, 1/25/2036 (a)(b)(c)                                               417                          417
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)(b)                                                 475                          475
Residential Asset Mortgage Products Inc
5.55%, 12/25/2034 (a)                                                      4                            4
Saxon Asset Securities Trust
5.66%, 12/26/2034 (a)                                                     42                           42
                                                                                        ------------------
                                                                                                    7,136
                                                                                        ------------------
Auto - Car & Light Trucks (0.48%)
DaimlerChrysler NA Holding Corp
4.05%, 6/ 4/2008                                                         275                          271
5.77%, 3/13/2009 (a)                                                     375                          376
5.88%, 3/15/2011                                                         525                          535
                                                                                        ------------------
                                                                                                    1,182
                                                                                        ------------------
Auto/Truck Parts & Equipment - Original (0.18%)
Tenneco Inc
10.25%, 7/15/2013                                                        400                          438
                                                                                        ------------------

Automobile Sequential (0.55%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (a)                                                     185                          186
Capital One Prime Auto Receivables Trust
3.11%, 11/15/2010                                                        300                          297
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                  106                          107
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (a)                                                     350                          350
WFS Financial Owner Trust
4.50%, 5/17/2013                                                         425                          421
                                                                                        ------------------
                                                                                                    1,361
                                                                                        ------------------
Beverages - Non-Alcoholic (0.15%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                         350                          363
                                                                                        ------------------

Brewery (0.25%)
Coors Brewing Co
6.38%, 5/15/2012                                                         600                          625
                                                                                        ------------------

Building - Residential & Commercial (0.21%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                       300                          304
KB Home
9.50%, 2/15/2011                                                         200                          205
                                                                                        ------------------
                                                                                                      509
                                                                                        ------------------
Building & Construction Products - Miscellaneous (0.17%)
CRH America Inc
6.95%, 3/15/2012                                                         400                          425
                                                                                        ------------------

Building Products - Cement & Aggregate (0.21%)
Martin Marietta Corp
5.51%, 4/30/2010 (a)                                                     530                          530
                                                                                        ------------------


Building Products - Wood (0.14%)
Masco Corp
5.65%, 3/12/2010 (a)                                                     335                          336
                                                                                        ------------------

Cable TV (0.66%)
Comcast Corp
5.45%, 11/15/2010                                                        300                          303
COX Communications Inc
4.63%, 1/15/2010                                                         475                          469
7.13%, 10/ 1/2012                                                        300                          324
CSC Holdings Inc
7.88%, 12/15/2007                                                        250                          253
Rogers Cable Inc
7.88%, 5/ 1/2012                                                         250                          274
                                                                                        ------------------
                                                                                                    1,623
                                                                                        ------------------
Casino Hotels (0.08%)
Mirage Resorts Inc
6.75%, 8/ 1/2007                                                         200                          200
                                                                                        ------------------

Cellular Telecommunications (0.66%)
America Movil SAB de CV
5.45%, 6/27/2008 (a)(b)(c)                                               350                          350
Rogers Wireless Inc
8.48%, 12/15/2010 (a)                                                    100                          102
7.25%, 12/15/2012                                                        150                          162
Vodafone Group PLC
5.69%, 6/15/2011 (a)(b)                                                  475                          477
5.35%, 2/27/2012                                                         550                          553
                                                                                        ------------------
                                                                                                    1,644
                                                                                        ------------------
Chemicals - Diversified (0.15%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                         145                          145
Huntsman LLC
11.50%, 7/15/2012                                                        200                          223
                                                                                        ------------------
                                                                                                      368
                                                                                        ------------------
Chemicals - Specialty (0.18%)
Millennium America Inc
9.25%, 6/15/2008                                                         225                          233
Rhodia SA
8.88%, 6/ 1/2011                                                         200                          209
                                                                                        ------------------
                                                                                                      442
                                                                                        ------------------
Coatings & Paint (0.27%)
Valspar Corp
6.00%, 5/ 1/2007                                                         235                          235
5.63%, 5/ 1/2012                                                         430                          432
                                                                                        ------------------
                                                                                                      667
                                                                                        ------------------
Commercial Banks (0.42%)
Glitnir Banki HF
5.52%, 10/15/2008 (a)(c)                                                 200                          200
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                    375                          390
VTB Capital SA for Vneshtorgbank
6.10%, 9/21/2007 (c)                                                     180                          180
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                         250                          269
                                                                                        ------------------
                                                                                                    1,039
                                                                                        ------------------

Commercial Services - Finance (0.04%)
Equifax Inc
4.95%, 11/ 1/2007                                                         90                           90
                                                                                        ------------------

Computer Services (0.06%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                         150                          145
                                                                                        ------------------

Computers - Memory Devices (0.14%)
Seagate Technology HDD Holdings
6.19%, 10/ 1/2009 (a)                                                    150                          151
6.38%, 10/ 1/2011 (d)                                                    200                          199
                                                                                        ------------------
                                                                                                      350
                                                                                        ------------------
Containers - Metal & Glass (0.16%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                         379                          387
                                                                                        ------------------

Credit Card Asset Backed Securities (1.84%)
American Express Credit Account Master Trust
5.72%, 9/15/2010 (a)(b)                                                  250                          251
Bank One Issuance Trust
5.69%, 12/15/2010 (a)(b)                                                 750                          752
Chase Credit Card Master Trust
5.65%, 1/17/2011 (a)                                                     750                          753
Citibank Credit Card Issuance Trust
5.68%, 6/25/2009 (a)                                                     300                          300
6.49%, 12/15/2009 (a)                                                    650                          653
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                         700                          711
Discover Card Master Trust I
5.50%, 4/16/2010 (a)                                                     350                          350
GE Capital Credit Card Master Note Trust
5.49%, 3/15/2013 (a)                                                     175                          175
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                                    600                          600
                                                                                        ------------------
                                                                                                    4,545

                                                                                        ------------------
Cruise Lines (0.13%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                        225                          226
6.75%, 3/15/2008                                                         100                          101
                                                                                        ------------------
                                                                                                      327
                                                                                        ------------------
Data Processing & Management (0.16%)
Fidelity National Information Services
4.75%, 9/15/2008                                                         415                          407
                                                                                        ------------------

Diversified Manufacturing Operations (0.10%)
Tyco International Group SA
6.13%, 1/15/2009                                                         240                          244
                                                                                        ------------------

Drug Delivery Systems (0.11%)
Hospira Inc
5.55%, 3/30/2012                                                         280                          282
                                                                                        ------------------

Electric - Generation (0.19%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                       149                          160

Electric - Generation
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                        299                          316
                                                                                        ------------------
                                                                                                      476
                                                                                        ------------------
Electric - Integrated (3.46%)
Arizona Public Service Co
6.38%, 10/15/2011                                                        350                          363
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                         250                          246
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                         750                          764
Dominion Resources Inc/VA
5.65%, 9/28/2007 (a)                                                     270                          270
5.69%, 5/15/2008                                                         225                          226
DTE Energy Co
5.63%, 8/16/2007 (b)                                                     425                          425
6.65%, 4/15/2009 (d)                                                     375                          385
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                          75                           73
6.09%, 12/ 8/2008 (a)(c)                                                 200                          201
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                        400                          398
Exelon Corp
4.45%, 6/15/2010                                                         300                          293
Georgia Power Co
5.54%, 2/17/2009 (a)                                                     195                          195
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                        700                          729
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                    150                          155
Nevada Power Co
9.00%, 8/15/2013                                                         300                          323
Northeast Utilities
3.30%, 6/ 1/2008                                                         250                          244
Ohio Power Co
5.53%, 4/ 5/2010 (a)                                                     390                          390
Pepco Holdings Inc
5.50%, 8/15/2007                                                         130                          130
PSEG Power LLC
3.75%, 4/ 1/2009                                                         525                          510
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                        190                          188
Scottish Power PLC
4.91%, 3/15/2010                                                         450                          447
Tampa Electric Co
5.38%, 8/15/2007                                                         300                          300
TECO Energy Inc
6.13%, 5/ 1/2007                                                         175                          175
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                         200                          201
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                         170                          170
5.73%, 9/16/2008 (a)(c)                                                  135                          135
TXU Energy Co LLC
6.13%, 3/15/2008                                                         225                          226
5.85%, 9/16/2008 (a)(c)                                                  400                          400
                                                                                        ------------------
                                                                                                    8,562
                                                                                        ------------------

Electronic Components - Miscellaneous (0.15%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                         375                          373
                                                                                        ------------------

Electronic Components - Semiconductors (0.28%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                         280                          290
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (c)                                                     400                          400
                                                                                        ------------------
                                                                                                      690
                                                                                        ------------------
Electronic Connectors (0.11%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                         275                          277
                                                                                        ------------------

Finance - Auto Loans (0.28%)
Ford Motor Credit Co
9.88%, 8/10/2011                                                         175                          186
GMAC LLC
6.31%, 11/30/2007                                                        100                          100
6.00%, 12/15/2011                                                        135                          131
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                                     270                          265
                                                                                        ------------------
                                                                                                      682
                                                                                        ------------------
Finance - Commercial (0.50%)
CIT Group Inc
5.59%, 4/27/2011 (a)                                                     350                          348
5.64%, 7/28/2011 (a)                                                     350                          347
5.80%, 7/28/2011                                                         175                          178
6.10%, 3/15/2067                                                          95                           92
Textron Financial Corp
6.81%, 11/15/2007 (a)                                                    275                          277
                                                                                        ------------------
                                                                                                    1,242
                                                                                        ------------------
Finance - Consumer Loans (0.66%)
American General Finance Corp
4.88%, 5/15/2010                                                         375                          374
HSBC Finance Corp
5.64%, 11/16/2009 (a)(b)                                                 475                          478
5.70%, 9/14/2012 (a)                                                     325                          326
SLM Corp
3.28%, 3/ 2/2009 (a)(b)                                                  475                          451
                                                                                        ------------------
                                                                                                    1,629
                                                                                        ------------------
Finance - Credit Card (0.21%)
Capital One Bank
5.75%, 9/15/2010                                                         500                          508
                                                                                        ------------------

Finance - Investment Banker & Broker (1.43%)
Credit Suisse USA Inc
5.46%, 6/ 2/2008 (a)(b)                                                  550                          551
Goldman Sachs Group Inc/The
5.55%, 3/ 2/2010 (a)                                                     300                          301
6.88%, 1/15/2011                                                         450                          476
5.54%, 2/ 6/2012 (a)                                                     175                          175
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (a)(b)                                                 350                          351
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (a)(b)                                                  150                          151
3.24%, 3/ 2/2009 (a)                                                     195                          188
5.58%, 2/ 5/2010 (a)                                                     200                          201
Finance - Investment Banker & Broker
Merrill Lynch & Co Inc (continued)
5.56%, 11/ 1/2011 (a)                                                    300                          300
Morgan Stanley
5.64%, 1/15/2010 (a)                                                     455                          457
5.63%, 1/ 9/2012                                                         375                          381
                                                                                        ------------------
                                                                                                    3,532
                                                                                        ------------------
Finance - Leasing Company (0.35%)
Case Credit Corp
6.75%, 10/21/2007                                                        200                          200
International Lease Finance Corp
5.80%, 8/15/2007                                                         165                          165
5.76%, 1/15/2010 (a)                                                     100                          101
5.30%, 5/ 1/2012                                                         400                          400
                                                                                        ------------------
                                                                                                      866
                                                                                        ------------------
Finance - Mortgage Loan/Banker (3.09%)
Countrywide Financial Corp
5.61%, 5/ 5/2008 (a)                                                     380                          380
5.62%, 12/19/2008 (a)                                                    230                          230
Fannie Mae
5.62%, 2/25/2032 (a)(b)                                                  405                          406
5.57%, 3/25/2035 (a)                                                     156                          156
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)(b)                                                  440                          442
Freddie Mac
5.13%, 12/15/2013                                                        603                          598
5.50%, 1/15/2017                                                          65                           65
4.00%, 1/15/2022                                                         486                          483
5.77%, 6/15/2023 (a)                                                     313                          317
5.52%, 4/15/2030 (a)(b)                                                  172                          172
5.62%, 10/15/2034 (a)                                                    255                          256
Ginnie Mae
1.83%, 10/16/2012 (a)                                                  8,032                          338
3.96%, 6/16/2031                                                       1,896                        1,837
1.13%, 2/16/2047 (a)                                                  15,319                          982
Residential Capital LLC
6.73%, 6/29/2007 (a)(b)                                                  550                          551
5.84%, 6/ 9/2008 (a)(b)                                                  225                          223
6.50%, 4/17/2013                                                         210                          210
                                                                                        ------------------
                                                                                                    7,646
                                                                                        ------------------
Finance - Other Services (0.27%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                         200                          211
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)                                                 425                          446
                                                                                        ------------------
                                                                                                      657
                                                                                        ------------------
Financial Guarantee Insurance (0.14%)
MGIC Investment Corp
5.63%, 9/15/2011                                                         350                          352
                                                                                        ------------------

Food - Miscellaneous/Diversified (0.30%)
ConAgra Foods Inc
7.88%, 9/15/2010                                                         368                          398
General Mills Inc
5.48%, 1/22/2010 (a)(b)                                                  350                          350
                                                                                        ------------------
                                                                                                      748
                                                                                        ------------------

Food - Retail (0.47%)
Delhaize America Inc
8.13%, 4/15/2011                                                         300                          332
Kroger Co/The
6.38%, 3/ 1/2008                                                         485                          489
Safeway Inc
6.50%, 11/15/2008                                                        175                          178
5.70%, 3/27/2009 (a)                                                     175                          175
                                                                                        ------------------
                                                                                                    1,174
                                                                                        ------------------
Gas - Distribution (0.34%)
Sempra Energy
4.75%, 5/15/2009                                                         150                          149
Southern California Gas Co
5.53%, 12/ 1/2009 (a)                                                    100                          100
Southern Union Co
6.15%, 8/16/2008                                                         300                          302
7.20%, 11/ 1/2066 (a)                                                    280                          285
                                                                                        ------------------
                                                                                                      836
                                                                                        ------------------
Health Care Cost Containment (0.30%)
McKesson Corp
5.25%, 3/ 1/2013                                                         750                          748
                                                                                        ------------------

Home Equity - Other (5.97%)
ACE Securities Corp
5.53%, 8/25/2035 (a)(b)                                                  750                          750
5.52%, 10/25/2035 (a)                                                    400                          400
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                                      22                           22
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (a)(b)                                                  409                          409
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                                   1,825                        1,842
5.71%, 11/25/2035 (a)                                                  1,450                        1,444
First NLC Trust
5.65%, 5/25/2035 (a)                                                     338                          337
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (a)                                                     633                          627
5.75%, 10/25/2036                                                        950                          951
GSAA Trust
6.04%, 7/25/2036                                                         900                          907
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (a)                                                   1,400                        1,402
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (a)(b)                                                 450                          450
MASTR Asset Backed Securities Trust
5.82%, 3/25/2035 (a)(b)                                                  575                          571
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                                      94                           94
Morgan Stanley ABS Capital I
5.57%, 9/25/2035 (a)(b)                                                  800                          801
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                                      28                           28
Option One Mortgage Loan Trust
5.56%, 2/25/2035 (a)(b)                                                   71                           71
5.54%, 5/25/2035 (a)(b)                                                  332                          332
5.77%, 3/25/2037 (a)                                                     500                          501
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (a)                                                   1,375                        1,374

Home Equity - Other
Residential Asset Securities Corp
4.47%, 3/25/2032                                                       1,119                        1,105
6.47%, 3/25/2035 (a)                                                      50                           49
5.52%, 5/25/2035 (a)(b)                                                  290                          290
                                                                                        ------------------
                                                                                                   14,757
                                                                                        ------------------
Home Equity - Sequential (2.33%)
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                                       2,000                        2,003
5.56%, 4/25/2036                                                       1,000                          995
5.51%, 8/25/2036                                                         570                          569
5.81%, 11/25/2036                                                      1,250                        1,242
New Century Home Equity Loan Trust
4.76%, 11/25/2033                                                        952                          944
                                                                                        ------------------
                                                                                                    5,753
                                                                                        ------------------
Hotels & Motels (0.08%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                         200                          200
                                                                                        ------------------

Housewares (0.11%)
Vitro SA de CV
8.63%, 2/ 1/2012 (c)                                                     255                          264
                                                                                        ------------------

Independent Power Producer (0.13%)
Reliant Energy Inc
9.25%, 7/15/2010                                                         300                          315
                                                                                        ------------------

Industrial Automation & Robots (0.08%)
Intermec Inc
7.00%, 3/15/2008                                                         200                          201
                                                                                        ------------------

Insurance Brokers (0.16%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                                     175                          175
3.63%, 2/15/2008                                                         220                          216
                                                                                        ------------------
                                                                                                      391
                                                                                        ------------------
Life & Health Insurance (1.18%)
Cigna Corp
7.00%, 1/15/2011                                                         375                          396
Lincoln National Corp
5.25%, 6/15/2007                                                         160                          160
6.05%, 4/20/2067 (a)                                                     210                          208
Pacific Life Global Funding
5.58%, 6/22/2011 (a)(c)                                                  175                          175
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                         550                          553
Prudential Financial Inc
5.49%, 6/13/2008 (a)                                                     250                          251
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                        510                          541
Sun Life Financial Global Funding LP
5.60%, 7/ 6/2010 (a)(c)                                                  175                          175
Unum Group
6.00%, 5/15/2008                                                         175                          176
5.86%, 5/15/2009                                                         275                          277
                                                                                        ------------------
                                                                                                    2,912
                                                                                        ------------------

Machinery - Farm (0.07%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                         155                          163
                                                                                        ------------------

Medical - Drugs (0.20%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)(c)                                                 225                          231
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013 (a)(c)                                                 250                          254
                                                                                        ------------------
                                                                                                      485
                                                                                        ------------------
Medical - HMO (0.08%)
Coventry Health Care Inc
5.95%, 3/15/2017                                                         210                          209
                                                                                        ------------------

Medical - Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
5.62%, 10/ 2/2009 (a)(c)                                                 300                          300
                                                                                        ------------------

Medical Products (0.12%)
Mallinckrodt Inc
6.50%, 11/15/2007                                                        300                          301
                                                                                        ------------------

Metal - Diversified (0.15%)
Falconbridge Ltd
7.25%, 7/15/2012                                                         350                          382
                                                                                        ------------------

Metal Processors & Fabrication (0.12%)
Timken Co
5.75%, 2/15/2010                                                         300                          299
                                                                                        ------------------

Mortgage Backed Securities (37.79%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)(c)                                               775                          773
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                                  822                          821
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                        189                          190
6.85%, 4/15/2036                                                         200                          211
0.34%, 9/10/2045                                                      85,305                          826
0.22%, 10/10/2045                                                     83,746                          386
5.31%, 10/10/2045 (a)                                                  1,000                        1,003
0.60%, 7/10/2046 (a)                                                  54,689                        1,170
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(c)                                                  200                          200
Banc of America Mortgage Securities Inc
4.78%, 5/25/2035 (a)                                                     950                          941
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (a)                                                     500                          500
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (a)                                                      60                           60
6.23%, 8/25/2036 (a)                                                   1,650                        1,655
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                         783                          820
7.64%, 2/15/2032                                                         211                          214
3.97%, 11/11/2035                                                        336                          329
0.65%, 5/11/2039 (a)(c)                                                3,272                           56
0.39%, 2/11/2041 (a)                                                  22,511                          255
4.13%, 11/11/2041                                                      2,100                        2,054
4.57%, 7/11/2042                                                         500                          488
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (a)                                                     262                          262
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                      1,000                        1,055
7.56%, 10/15/2032                                                        500                          536
Chase Mortgage Finance Corp
5.81%, 3/25/2037 (a)(e)                                                  755                          756
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (a)                                                 40,800                        1,120
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.65%, 10/15/2048 (a)                                                 39,510                          932
0.53%, 12/11/2049 (a)                                                 62,140                        1,176
0.56%, 12/11/2049 (a)(c)                                              21,300                          595
Commercial Mortgage Pass Through Certificates
1.71%, 6/10/2010 (a)(c)                                                4,338                          162
3.25%, 6/10/2038                                                         239                          227
0.05%, 12/10/2046 (a)                                                 12,900                          165
Countrywide Alternative Loan Trust
6.32%, 7/20/2035 (a)(e)                                                  486                          487
6.00%, 5/25/2036 (a)                                                   1,595                        1,591
5.49%, 6/25/2036 (a)(b)                                                  800                          801
5.60%, 6/25/2036 (a)(b)                                                1,736                        1,742
5.59%, 5/20/2046 (a)(b)                                                1,606                        1,613
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (a)                                                    313                          313
5.59%, 1/25/2036 (a)(b)                                                  800                          800
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                          30                           30
5.50%, 7/25/2033 (a)                                                   1,530                        1,528
4.49%, 12/25/2033                                                      1,500                        1,473
4.46%, 6/20/2035 (a)(b)                                                  722                          717
Credit Suisse Mortgage Capital Certificates
0.79%, 9/15/2039 (c)                                                  70,913                        2,126
0.07%, 12/15/2039                                                      7,635                          135
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                        353                          354
6.38%, 12/16/2035                                                        600                          620
0.47%, 11/15/2036 (a)(c)                                              14,797                          613
0.43%, 8/15/2038 (c)                                                  49,096                          578
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                         950                          947
First Union National Bank Commercial Mortgage
Securities Inc
5.59%, 2/12/2034                                                          25                           25
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                                        107                          108
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                      64,065                          849
5.99%, 12/10/2035                                                        243                          246
0.76%, 3/10/2040 (a)(c)                                                2,812                           52
GMAC Commercial Mortgage Securities Inc
1.00%, 3/10/2038 (a)(c)                                                2,460                           64
0.59%, 8/10/2038 (a)(c)                                               65,810                          948
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)(b)                                                  227                          227
5.62%, 6/25/2045 (a)                                                     222                          223
5.63%, 10/25/2045 (a)(b)                                                 343                          344

Mortgage Backed Securities
Greenwich Capital Commercial Funding Corp
0.49%, 6/10/2036 (a)(c)                                               20,409                          208
0.27%, 4/10/2037 (c)                                                 161,677                          880
0.51%, 3/10/2039 (a)(c)                                               20,905                          513
0.97%, 8/10/2042 (a)(c)                                                7,635                          192
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                      6,116                          270
GSR Mortgage Loan Trust
4.77%, 7/25/2035 (a)                                                     678                          673
Heller Financial Commercial Mortgage Asset Corp
8.09%, 1/17/2034 (a)                                                   1,000                        1,065
8.20%, 1/17/2034 (a)                                                   1,175                        1,256
Impac CMB Trust
6.26%, 10/25/2033 (a)                                                    126                          127
6.32%, 10/25/2033 (a)                                                    101                          101
5.63%, 4/25/2035 (a)(b)                                                  190                          190
5.75%, 4/25/2035 (a)                                                     152                          152
5.62%, 8/25/2035 (a)                                                     127                          127
5.83%, 8/25/2035 (a)                                                     113                          113
5.86%, 8/25/2035 (a)                                                     176                          176
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)(b)                                                  145                          146
5.55%, 4/25/2035 (a)                                                     211                          212
5.65%, 4/25/2035 (a)                                                     173                          174
5.62%, 8/25/2035 (a)(b)                                                  289                          290
5.50%, 1/25/2037 (a)(b)                                                  930                          928
5.56%, 4/25/2037 (a)(e)                                                  830                          830
JP Morgan Chase Commercial Mortgage Securities
0.73%, 10/12/2035 (a)(c)                                              11,292                          406
6.04%, 11/15/2035                                                        416                          423
7.20%, 11/15/2035 (a)(c)                                                 350                          375
0.80%, 10/12/2037 (a)(c)                                               4,299                          178
3.48%, 6/12/2041                                                         452                          440
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                         665                          655
5.11%, 6/25/2035 (a)                                                     533                          532
5.30%, 7/25/2035                                                       1,248                        1,245
5.84%, 6/25/2036 (a)                                                   1,119                        1,120
5.87%, 1/25/2037                                                         431                          432
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                         280                          285
5.97%, 3/15/2026                                                          97                           97
4.90%, 6/15/2026                                                       1,083                        1,078
2.60%, 5/15/2027                                                          54                           53
3.09%, 5/15/2027                                                         300                          293
4.19%, 8/15/2029                                                         220                          215
3.63%, 10/15/2029                                                        794                          778
4.44%, 12/15/2029 (a)                                                  1,000                          977
0.64%, 7/15/2035 (a)(c)                                                4,742                          156
0.64%, 10/15/2035 (a)(c)                                              10,116                          422
1.29%, 3/15/2036 (a)(c)                                                2,036                           60
0.87%, 8/15/2036 (a)(c)                                                2,288                           44
0.68%, 2/15/2040 (a)                                                   6,127                          218
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (a)                                                     484                          480
Merrill Lynch Mortgage Trust
0.36%, 11/12/2035 (a)(c)                                              37,171                          249
0.29%, 7/12/2038                                                     136,585                        1,121
5.80%, 5/12/2039 (a)                                                   1,100                        1,118
Mortgage Backed Securities
Merrill Lynch Mortgage Trust (continued)
3.59%, 9/12/2041                                                         221                          217
0.43%, 9/12/2042 (a)                                                  66,341                          731
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.06%, 7/12/2046 (a)                                                  32,487                          540
0.88%, 7/12/2046                                                      52,104                        1,877
0.74%, 8/12/2048 (a)                                                  11,405                          486
0.06%, 12/12/2049 (a)                                                 16,735                          254
0.86%, 12/12/2049 (a)                                                 28,500                          973
5.11%, 12/12/2049 (a)                                                    885                          881
Morgan Stanley Capital I
5.54%, 5/24/2043 (a)(c)(e)                                               750                          749
0.05%, 12/15/2043 (a)(c)                                              12,742                          174
5.70%, 8/25/2046 (a)(b)(e)                                               725                          721
5.92%, 12/20/2046 (a)(e)                                                 225                          224
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                         128                          131
Nationslink Funding Corp
7.23%, 6/20/2031                                                         634                          643
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (a)                                                   1,275                        1,278
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                        338                          342
Residential Accredit Loans Inc
5.73%, 12/25/2035 (a)(e)                                                 181                          182
5.47%, 3/25/2047 (a)(b)                                                1,611                        1,611
Residential Funding Mortgage Securities
5.19%, 11/25/2035 (a)                                                    771                          768
5.68%, 2/25/2036 (a)                                                     346                          350
Sequoia Mortgage Trust
5.55%, 2/20/2035 (a)                                                      74                           74
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                                      51                           51
5.55%, 12/25/2035 (a)(b)                                                 214                          214
5.55%, 3/25/2036 (a)(b)                                                  262                          263
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (a)                                                   1,000                          988
6.02%, 8/25/2034 (a)(b)                                                  452                          456
5.57%, 3/25/2035 (a)                                                     154                          154
5.25%, 12/25/2035                                                        114                          113
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                                     213                          214
5.63%, 9/25/2045 (a)                                                     229                          230
Structured Asset Securities Corp
5.50%, 6/25/2036 (a)                                                   1,450                        1,452
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (a)(b)                                                 523                          523
Wachovia Bank Commercial Mortgage Trust
0.38%, 1/15/2041 (a)(c)                                               20,020                          145
0.51%, 4/15/2042 (a)(c)                                               76,886                        1,090
5.25%, 12/15/2043                                                      1,175                        1,173
4.52%, 5/15/2044                                                         755                          741
WaMu Mortgage Pass Through Certificates
4.47%, 3/25/2033 (a)                                                     436                          433
3.18%, 9/25/2033                                                          13                           13
4.06%, 10/25/2033 (a)                                                  1,250                        1,231
4.84%, 9/25/2035 (a)                                                     885                          875
5.79%, 7/25/2044 (a)(b)                                                  168                          169
5.72%, 1/25/2045 (a)(b)                                                2,400                        2,409
Mortgage Backed Securities
WaMu Mortgage Pass Through Certificates (continued)
5.55%, 4/25/2045 (a)                                                      29                           30
5.59%, 4/25/2045 (a)                                                     132                          132
5.61%, 7/25/2045 (a)                                                     246                          246
5.57%, 11/25/2045 (a)(b)                                                 259                          259
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)                                                     801                          803
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                     818                          794
Washington Mutual Mortgage Pass Through Certificates
5.50%, 1/25/2047 (a)                                                     690                          689
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                                   1,659                        1,632
5.24%, 4/25/2036 (a)                                                   1,166                        1,161
                                                                                        ------------------
                                                                                                   93,454
                                                                                        ------------------
Mortgage Securities (0.36%)
Ginnie Mae
4.51%, 10/16/2028 (a)(e)                                                 600                          590
0.85%, 3/16/2047 (a)(e)                                                4,500                          295
                                                                                        ------------------
                                                                                                      885

                                                                                        ------------------
Multi-Line Insurance (0.41%)
CNA Financial Corp
6.60%, 12/15/2008                                                        549                          559
6.00%, 8/15/2011                                                         150                          153
Genworth Financial Inc
6.15%, 11/15/2066 (a)                                                    185                          183
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                        115                          116
                                                                                        ------------------
                                                                                                    1,011
                                                                                        ------------------
Multimedia (0.63%)
News America Inc
4.75%, 3/15/2010                                                         400                          396
Thomson Corp/The
5.75%, 2/ 1/2008                                                         185                          186
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                         350                          358
Time Warner Inc
6.15%, 5/ 1/2007                                                         225                          225
5.50%, 11/15/2011                                                        200                          202
Viacom Inc
5.70%, 6/16/2009 (a)                                                     200                          200
                                                                                        ------------------
                                                                                                    1,567
                                                                                        ------------------
Mutual Insurance (0.18%)
Health Care Service Corp
7.75%, 6/15/2011 (c)                                                     400                          435
                                                                                        ------------------

Non-Hazardous Waste Disposal (0.22%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                    550                          540
                                                                                        ------------------

Office Automation & Equipment (0.14%)
Xerox Corp
6.10%, 12/18/2009 (a)                                                    350                          352
                                                                                        ------------------


Office Furnishings - Original (0.08%)
Steelcase Inc
6.50%, 8/15/2011                                                         195                          200
                                                                                        ------------------

Oil - Field Services (0.25%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                     200                          201
8.75%, 9/ 1/2011                                                         150                          155
Weatherford International Inc
6.63%, 11/15/2011                                                        250                          262
                                                                                        ------------------
                                                                                                      618
                                                                                        ------------------
Oil & Gas Drilling (0.27%)
ENSCO International Inc
6.75%, 11/15/2007                                                        650                          656
                                                                                        ------------------

Oil Company - Exploration & Production (1.52%)
Anadarko Finance Co
6.75%, 5/ 1/2011                                                         325                          341
Anadarko Petroleum Corp
5.75%, 9/15/2009 (a)(b)                                                  300                          301
Apache Corp
5.25%, 4/15/2013                                                         750                          751
5.63%, 1/15/2017                                                          45                           46
Devon OEI Operating Inc
7.25%, 10/ 1/2011                                                        475                          509
Houston Exploration Co
7.00%, 6/15/2013                                                         200                          201
Newfield Exploration Co
7.45%, 10/15/2007                                                        460                          463
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                         350                          353
8.00%, 11/15/2011 (d)                                                    125                          139
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                         200                          208
XTO Energy Inc
7.50%, 4/15/2012                                                         400                          438
                                                                                        ------------------
                                                                                                    3,750
                                                                                        ------------------
Oil Company - Integrated (0.08%)
Occidental Petroleum Corp
4.00%, 11/30/2007                                                        190                          189
                                                                                        ------------------

Oil Refining & Marketing (0.46%)
Giant Industries Inc
11.00%, 5/15/2012                                                        200                          211
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                         200                          215
Tesoro Corp
6.25%, 11/ 1/2012                                                        400                          408
Valero Energy Corp
6.88%, 4/15/2012                                                         275                          294
                                                                                        ------------------
                                                                                                    1,128
                                                                                        ------------------
Optical Supplies (0.16%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                        400                          402
                                                                                        ------------------


Paper & Related Products (0.07%)
Bowater Inc
8.35%, 3/15/2010 (a)                                                     175                          176
                                                                                        ------------------

Pipelines (0.40%)
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                         200                          196
Kinder Morgan Energy Partners LP
5.35%, 8/15/2007                                                         125                          125
ONEOK Partners LP
5.90%, 4/ 1/2012                                                         255                          262
TEPPCO Partners LP
7.63%, 2/15/2012                                                         375                          406
                                                                                        ------------------
                                                                                                      989
                                                                                        ------------------
Power Converter & Supply Equipment (0.06%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                         140                          140
                                                                                        ------------------

Property & Casualty Insurance (0.56%)
Markel Corp
7.00%, 5/15/2008                                                         450                          456
6.80%, 2/15/2013                                                         275                          286
WR Berkley Corp
9.88%, 5/15/2008                                                         625                          649
                                                                                        ------------------
                                                                                                    1,391

                                                                                        ------------------
Property Trust (0.29%)
Westfield Capital Corp Ltd
5.66%, 11/ 2/2007 (a)(c)                                                 225                          226
Westfield Group
5.40%, 10/ 1/2012 (c)(f)                                                 500                          503
                                                                                        ------------------
                                                                                                      729
                                                                                        ------------------
Publishing - Periodicals (0.13%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                        200                          209
12.13%, 11/15/2012                                                       100                          109
                                                                                        ------------------
                                                                                                      318
                                                                                        ------------------
Real Estate Operator & Developer (0.14%)
Duke Realty LP
3.35%, 1/15/2008                                                         175                          172
5.63%, 8/15/2011                                                         180                          182
                                                                                        ------------------
                                                                                                      354
                                                                                        ------------------
Regional Banks (1.54%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (a)(b)                                                  435                          431
BAC Capital Trust XIV
5.63%, 3/15/2043 (a)                                                     550                          552
Capital One Financial Corp
5.70%, 9/15/2011                                                         300                          303
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                        550                          573
Fleet Capital Trust II
7.92%, 12/11/2026                                                        525                          546
NB Capital Trust
7.83%, 12/15/2026                                                        375                          390
SunTrust Preferred Capital I
5.85%, 12/31/2049 (a)                                                    365                          371

Regional Banks
Wachovia Corp
5.51%, 3/ 1/2012 (a)                                                     275                          275
Wells Fargo & Co
4.00%, 9/10/2012 (a)                                                     375                          373
                                                                                        ------------------
                                                                                                    3,814
                                                                                        ------------------
REITS - Apartments (0.22%)
Camden Property Trust
5.88%, 6/ 1/2007                                                          45                           45
4.38%, 1/15/2010                                                         200                          196
UDR Inc
4.50%, 3/ 3/2008                                                         110                          110
5.50%, 4/ 1/2014                                                         200                          199
                                                                                        ------------------
                                                                                                      550
                                                                                        ------------------
REITS - Diversified (0.99%)
Duke Realty LP
6.80%, 2/12/2009                                                         450                          463
iStar Financial Inc
5.69%, 9/15/2009 (a)                                                     275                          275
5.69%, 3/ 9/2010 (a)                                                     350                          350
5.65%, 9/15/2011                                                         200                          202
5.50%, 6/15/2012                                                         760                          760
Liberty Property LP
7.75%, 4/15/2009                                                         385                          402
                                                                                        ------------------
                                                                                                    2,452
                                                                                        ------------------
REITS - Healthcare (0.40%)
Health Care Property Investors Inc
5.80%, 9/15/2008 (a)                                                     250                          250
5.65%, 12/15/2013                                                        125                          124
National Health Investors Inc
7.30%, 7/16/2007                                                         200                          200
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                         400                          413
                                                                                        ------------------
                                                                                                      987
                                                                                        ------------------
REITS - Office Property (0.48%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                        205                          208
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                         225                          226
HRPT Properties Trust
5.95%, 3/16/2011 (a)                                                     375                          375
6.95%, 4/ 1/2012                                                         350                          371
                                                                                        ------------------
                                                                                                    1,180
                                                                                        ------------------
REITS - Regional Malls (0.20%)
Simon Property Group LP
3.75%, 1/30/2009                                                         225                          220
4.60%, 6/15/2010                                                          65                           64
5.60%, 9/ 1/2011                                                         200                          203
                                                                                        ------------------
                                                                                                      487
                                                                                        ------------------
REITS - Shopping Centers (0.35%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                         510                          497
Federal Realty Invs Trust
6.00%, 7/15/2012                                                         350                          360
                                                                                        ------------------
                                                                                                      857
                                                                                        ------------------

Rental - Auto & Equipment (0.16%)
Erac USA Finance Co
5.60%, 4/30/2009 (a)(c)                                                  400                          401
                                                                                        ------------------

Retail - Major Department Store (0.18%)
May Department Stores Co/The
3.95%, 7/15/2007                                                         455                          453
                                                                                        ------------------

Retail - Regional Department Store (0.13%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                         300                          309
                                                                                        ------------------

Retail - Restaurants (0.07%)
Yum! Brands Inc
7.65%, 5/15/2008                                                         175                          179
                                                                                        ------------------

Rubber - Tires (0.08%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (a)(c)                                                 200                          202
                                                                                        ------------------

Satellite Telecommunications (0.13%)
Intelsat Corp
6.38%, 1/15/2008                                                         325                          325
                                                                                        ------------------

Savings & Loans - Thrifts (0.44%)
Washington Mutual Inc
5.50%, 3/20/2008 (a)                                                     225                          225
5.66%, 1/15/2010 (a)                                                     275                          276
5.65%, 3/22/2012 (a)                                                     350                          348
5.49%, 4/24/2037 (a)(b)(e)(g)                                            250                          250
                                                                                        ------------------
                                                                                                    1,099
                                                                                        ------------------
Sovereign (0.11%)
Mexico Government International Bond
8.38%, 1/14/2011                                                         250                          277
                                                                                        ------------------

Special Purpose Banks (0.15%)
Korea Development Bank
5.49%, 4/ 3/2010 (a)(b)                                                  365                          365
                                                                                        ------------------

Special Purpose Entity (0.82%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (c)                                                     500                          494
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                         185                          179
TNK-BP Finance SA
6.13%, 3/20/2012 (c)                                                     575                          573
USB Realty Corp
6.09%, 1/15/2012 (a)(c)                                                  330                          333
Xlliac Global Funding
5.55%, 6/ 2/2008 (a)(b)(c)                                               450                          451
                                                                                        ------------------
                                                                                                    2,030
                                                                                        ------------------
Steel - Producers (0.36%)
IPSCO Inc
8.75%, 6/ 1/2013                                                         100                          107
Ispat Inland ULC
9.75%, 4/ 1/2014                                                         300                          334
Steel Dynamics Inc
9.50%, 3/15/2009                                                          75                           77
Steel - Producers
United States Steel Corp
9.75%, 5/15/2010                                                         350                          368
                                                                                        ------------------
                                                                                                      886
                                                                                        ------------------
Supranational Bank (0.22%)
Corp Andina de Fomento
5.59%, 3/14/2008 (a)                                                     225                          225
7.38%, 1/18/2011                                                         300                          321
                                                                                        ------------------
                                                                                                      546
                                                                                        ------------------
Telecommunication Services (0.06%)
Qwest Corp
7.88%, 9/ 1/2011                                                         150                          160
                                                                                        ------------------

Telephone - Integrated (1.34%)
Deutsche Telekom International Finance BV
5.53%, 3/23/2009 (a)                                                     375                          376
LCI International Inc
7.25%, 6/15/2007                                                         200                          200
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                         325                          325
Royal KPN NV
8.00%, 10/ 1/2010                                                        475                          517
Sprint Capital Corp
7.63%, 1/30/2011                                                         250                          268
8.38%, 3/15/2012                                                         250                          278
Telecom Italia Capital SA
4.00%, 11/15/2008                                                        320                          314
5.97%, 7/18/2011 (a)                                                     240                          242
Telefonica Emisiones SAU
5.65%, 6/19/2009 (a)                                                     400                          401
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                        325                          321
Verizon Communications Inc
5.35%, 2/15/2011                                                          70                           71
                                                                                        ------------------
                                                                                                    3,313
                                                                                        ------------------
Television (0.27%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                         400                          411
CBS Corp
5.63%, 5/ 1/2007                                                         250                          250
                                                                                        ------------------
                                                                                                      661
                                                                                        ------------------
Tools - Hand Held (0.23%)
Snap-On Inc
5.48%, 1/12/2010 (a)(b)                                                  575                          575
                                                                                        ------------------
TOTAL BONDS                                                                          $            216,990
                                                                                        ------------------
CONVERTIBLE BONDS (0.13%)
Retail - Auto Parts (0.13%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                         325                          324
                                                                                        ------------------
TOTAL CONVERTIBLE BONDS                                                              $                324
                                                                                        ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (21.96%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.70%)
5.50%, 12/ 1/2008                                                         23                           23
5.50%, 2/ 1/2009                                                          50                           50
5.50%, 3/ 1/2009                                                          26                           26
5.50%, 4/ 1/2009                                                          55                           56
6.50%, 4/ 1/2009                                                          14                           14

Federal Home Loan Mortgage Corporation (FHLMC)
5.00%, 9/ 1/2009                                                          69                           68
9.00%, 9/ 1/2009                                                           5                            5
4.50%, 11/ 1/2009                                                        119                          118
4.50%, 12/ 1/2009                                                        290                          286
4.50%, 4/ 1/2010                                                         180                          178
4.50%, 9/ 1/2010                                                         301                          296
4.50%, 2/ 1/2011                                                         120                          118
4.50%, 4/ 1/2011                                                         144                          141
4.50%, 6/ 1/2011                                                         463                          457
4.50%, 7/ 1/2011                                                         167                          164
4.50%, 11/ 1/2011                                                        689                          676
6.50%, 4/ 1/2015                                                           9                            9
6.50%, 12/ 1/2015                                                         34                           35
7.00%, 12/ 1/2022                                                        166                          172
7.50%, 12/ 1/2029                                                          4                            4
7.25%, 12/ 1/2007                                                          3                            3
8.00%, 12/ 1/2011                                                          3                            3
4.12%, 12/ 1/2034                                                        446                          447
4.55%, 1/ 1/2035 (a)                                                     407                          402
5.66%, 6/ 1/2035 (a)                                                   1,752                        1,786
4.85%, 9/ 1/2035 (a)                                                     673                          672
5.01%, 9/ 1/2035 (a)                                                     472                          474
                                                                                        ------------------
                                                                                                    6,683
                                                                                        ------------------
Federal National Mortgage Association (FNMA) (4.43%)
5.50%, 2/ 1/2009                                                         145                          146
5.50%, 5/ 1/2009                                                           7                            7
5.50%, 10/ 1/2009                                                         85                           85
4.50%, 12/ 1/2009                                                         25                           24
4.50%, 3/ 1/2010                                                         223                          219
4.00%, 5/ 1/2010                                                         496                          483
4.50%, 5/ 1/2010                                                          81                           79
4.00%, 6/ 1/2010                                                         255                          248
4.00%, 7/ 1/2010                                                         319                          311
4.00%, 8/ 1/2010                                                         185                          180
4.50%, 8/ 1/2011                                                         391                          383
4.50%, 9/ 1/2011                                                         157                          154
8.50%, 5/ 1/2022                                                          41                           44
9.00%, 2/ 1/2025                                                           6                            7
8.00%, 5/ 1/2027                                                           9                            9
6.00%, 7/ 1/2028                                                          82                           83
7.50%, 10/ 1/2029                                                         20                           21
4.62%, 12/ 1/2032 (a)                                                    905                          914
4.35%, 7/ 1/2034 (a)                                                     727                          723
4.62%, 7/ 1/2034 (a)                                                     405                          408
4.31%, 8/ 1/2034 (a)                                                     424                          421
4.43%, 9/ 1/2034 (a)                                                     623                          618
4.50%, 1/ 1/2035 (a)                                                     622                          619
6.07%, 1/ 1/2035 (a)                                                      86                           88
5.81%, 2/ 1/2035 (a)                                                     304                          308
4.57%, 4/ 1/2035 (a)                                                     809                          800
5.60%, 6/ 1/2035 (a)                                                     418                          428
4.98%, 10/ 1/2035 (a)                                                  1,793                        1,796
4.71%, 2/ 1/2037 (a)                                                   1,316                        1,345
                                                                                        ------------------
                                                                                                   10,951
                                                                                        ------------------
U.S. Treasury (13.38%)
4.25%, 10/31/2007 (d)                                                 13,375                       13,332
4.13%, 8/15/2008 (d)                                                   5,000                        4,958
4.88%, 8/31/2008 (d)                                                   3,000                        3,002

U.S. Treasury
3.88%, 5/15/2010 (d)                                                   1,150                        1,129
4.50%, 11/15/2010                                                        500                          500
4.50%, 11/30/2011 (d)                                                  1,750                        1,749
4.88%, 2/15/2012 (d)                                                   3,625                        3,684
4.38%, 8/15/2012 (d)                                                   2,850                        2,835
4.50%, 2/15/2016 (d)                                                   1,900                        1,885
                                                                                        ------------------
                                                                                                   33,074
                                                                                        ------------------
U.S. Treasury Inflation-Indexed Obligations (1.45%)
3.88%, 1/15/2009                                                       3,474                        3,591
                                                                                        ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                $             54,299
                                                                                        ------------------
SHORT TERM INVESTMENTS (3.18%)
Commercial Paper (3.18%)
ConocoPhilipps
5.35%, 5/ 1/2007 (b)                                                   1,000                        1,000
Investment in Joint Trading Account: Citigroup Funding
5.31%, 5/ 1/2007                                                       6,848                        6,848
                                                                                        ------------------
                                                                                                    7,848
                                                                                        ------------------
TOTAL SHORT TERM INVESTMENTS                                                         $              7,848
                                                                                        ------------------
MONEY MARKET FUNDS (0.35%)
Money Center Banks (0.35%)
BNY Institutional Cash Reserve Fund (b)                                  866                          866
                                                                                        ------------------
TOTAL MONEY MARKET FUNDS                                                             $                866
                                                                                        ------------------
Total Investments                                                                    $            280,327
Liabilities in Excess of Other Assets, Net - (13.37)%                                            (33,052)
                                                                                        ------------------
TOTAL NET ASSETS - 100.00%                                                           $            247,275
                                                                                        ==================
                                                                                        ------------------

                                                                                        ==================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $23,638 or 9.56% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,084 or 2.06% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $161 or 0.07% of net assets.

(g)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $                787
Unrealized Depreciation                                             (1,829)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                          (1,042)
Cost for federal income tax purposes                                281,369
All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                                                        Unrealized
                                                                                          Notional     Appreciation/
Description                                                                                Amount     (Depreciation)
--------------------------------------- ------------------------------------------------- --------- ---------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate based
on 1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.        $     3,200   $         (3)


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate based
on 1-month LIBOR less 5 basis points with Wachovia Bank. Expires May 2007.                  3,000             (3)



All dollar amounts are shown in thousands (000's)

                              Futures Contracts
                                                        Current    Unrealized
                             Number of    Original       Market   Appreciation/
Type                         Contracts     Value         Value   (Depreciation)
---------------------------------------------------- -------- -----------
Sell:
U.S. 2 Year Note; June 2007     36           $7,387   $7,370          17
U.S. 5 Year Note; June 2007     63            6,677    6,667          10
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
-------------------------------------------------- ------ ------------------
Sector                                                              Percent
-------------------------------------------------- ------ ------------------
Mortgage Securities                                                  47.62%
Financial                                                            16.52%
Government                                                           15.16%
Asset Backed Securities                                              13.68%
Utilities                                                             4.12%
Communications                                                        4.02%
Energy                                                                3.37%
Consumer, Non-cyclical                                                2.76%
Consumer, Cyclical                                                    2.24%
Industrial                                                            1.91%
Basic Materials                                                       1.18%
Technology                                                            0.79%
Liabilities in Excess of Other Assets, Net                        (-13.37%)
                                                          ------------------
TOTAL NET ASSETS                                                    100.00%
                                                          ==================

Other Assets Summary (unaudited)
-------------------------------------------------- ------ ------------------
Asset Type                                                          Percent
-------------------------------------------------- ------ ------------------
Futures                                                               5.68%
Total Return Swaps                                                    0.00%

Schedule of Investments

April 30, 2007 (unaudited)
Short-Term Income Fund
                                                               Principal
                                                               Amount                Value (000's)
                                                               (000's)
BONDS (78.73%)
Aerospace & Defense Equipment (0.88%)
United Technologies Corp
4.38%, 5/ 1/2010                                            $     2,000         $              1,969
                                                                                   ------------------

Asset Backed Securities (0.76%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011                                                  1,741                        1,696
                                                                                   ------------------

Automobile Sequential (2.08%)
WFS Financial Owner Trust
3.93%, 2/17/2012                                                  4,703                        4,657
                                                                                   ------------------

Casino Hotels (2.19%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                  5,000                        4,913
                                                                                   ------------------

Commercial Services (1.56%)
PHH Corp
6.00%, 3/ 1/2008                                                  3,500                        3,508
                                                                                   ------------------

Commercial Services - Finance (2.23%)
Western Union Co/The
5.40%, 11/17/2011                                                 5,000                        5,002
                                                                                   ------------------

Cruise Lines (2.54%)
Carnival Corp
3.75%, 11/15/2007                                                 5,750                        5,701
                                                                                   ------------------

Diversified Financial Services (2.25%)
General Electric Capital Corp
5.72%, 8/22/2011                                                  5,000                        5,037
                                                                                   ------------------

Electric - Integrated (1.96%)
Pacific Gas & Electric Co
3.60%, 3/ 1/2009                                                  1,650                        1,607
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                  2,750                        2,790
                                                                                   ------------------
                                                                                               4,397
                                                                                   ------------------
Finance (0.05%)
Green Tree Financial Corp
7.70%, 9/15/2026                                                    120                          111
                                                                                   ------------------

Finance - Consumer Loans (1.73%)
SLM Corp
4.00%, 1/15/2009                                                  4,000                        3,889
                                                                                   ------------------

Finance - Investment Banker & Broker (1.11%)
Goldman Sachs Group Inc/The
4.13%, 1/15/2008                                                  2,500                        2,480
                                                                                   ------------------


Finance - Mortgage Loan/Banker (16.83%)
Fannie Mae
4.25%, 7/15/2007                                                  4,000                        3,992
4.00%, 9/ 2/2008                                                  5,000                        4,937
5.80%, 7/16/2013 (a)                                              3,000                        3,000
5.00%, 11/25/2035                                                 3,800                        3,767
Freddie Mac
5.00%, 1/16/2009                                                  5,000                        5,008
4.13%, 7/12/2010                                                  1,000                          980
5.25%, 7/18/2011                                                  5,000                        5,078
4.25%, 6/15/2027                                                  1,278                        1,268
4.50%, 5/15/2030                                                  5,000                        4,878
6.00%, 6/15/2030                                                  1,713                        1,715
4.50%, 5/15/2032                                                  1,382                        1,357
Government National Mortgage Association
4.50%, 8/20/2032                                                  1,809                        1,763
                                                                                   ------------------
                                                                                              37,743
                                                                                   ------------------
Finance - Other Services (2.33%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(b)                                          5,000                        5,219
                                                                                   ------------------

Gas - Distribution (0.73%)
Sempra Energy
4.75%, 5/15/2009                                                  1,650                        1,637
                                                                                   ------------------

Investment Management & Advisory Services (0.88%)
Nuveen Investments Inc
5.00%, 9/15/2010                                                  2,000                        1,983
                                                                                   ------------------

Medical - Biomedical/Gene (2.39%)
Amgen Inc
4.00%, 11/18/2009                                                 5,500                        5,364
                                                                                   ------------------

Medical - Wholesale Drug Distribution (1.80%)
Cardinal Health Inc
6.25%, 7/15/2008                                                  4,000                        4,033
                                                                                   ------------------

Mortgage Backed Securities (8.15%)
Banc of America Funding Corp
5.75%, 3/25/2036                                                  5,157                        5,171
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                  4,000                        3,946
Chase Mortgage Finance Corp
5.50%, 5/25/2035                                                  3,923                        3,923
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033                                                 1,860                        1,880
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (a)(b)                                            397                          399
GSR Mortgage Loan Trust
6.00%, 2/25/2035                                                  2,932                        2,953
                                                                                   ------------------
                                                                                              18,272
                                                                                   ------------------
Multimedia (3.55%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (b)                                              4,000                        3,955
Time Warner Inc
6.15%, 5/ 1/2007                                                  4,000                        4,000
                                                                                   ------------------
                                                                                               7,955
                                                                                   ------------------

Networking Products (1.91%)
Cisco Systems Inc
5.25%, 2/22/2011                                                  4,250                        4,280
                                                                                   ------------------

Property & Casualty Insurance (1.97%)
Fidelity National Financial Inc
7.30%, 8/15/2011                                                  4,250                        4,413
                                                                                   ------------------

Real Estate Operator & Developer (1.79%)
Duke Realty LP
7.38%, 8/ 1/2007                                                  4,000                        4,016
                                                                                   ------------------

Reinsurance (2.61%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008 (c)                                             6,000                        5,854
                                                                                   ------------------

REITS - Healthcare (2.30%)
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                  5,000                        5,160
                                                                                   ------------------

REITS - Shopping Centers (1.91%)
Developers Diversified Realty Corp
6.63%, 1/15/2008                                                  4,250                        4,284
                                                                                   ------------------

REITS - Single Tenant (1.73%)
CPG Partners LP
3.50%, 3/15/2009                                                  4,000                        3,878
                                                                                   ------------------

Retail - Drug Store (0.65%)
CVS/Caremark Corp
4.00%, 9/15/2009                                                  1,500                        1,461
                                                                                   ------------------

Savings & Loans - Thrifts (0.53%)
Washington Mutual Bank
5.50%, 1/15/2013                                                  1,200                        1,196
                                                                                   ------------------

Telecommunication Services (2.22%)
TELUS Corp
7.50%, 6/ 1/2007                                                  1,500                        1,502
Verizon Global Funding Corp
4.00%, 1/15/2008                                                  3,500                        3,469
                                                                                   ------------------
                                                                                               4,971
                                                                                   ------------------
Telephone - Integrated (1.46%)
Royal KPN NV
8.00%, 10/ 1/2010                                                 3,000                        3,263
                                                                                   ------------------

Television (1.41%)
Univision Communications Inc
7.85%, 7/15/2011                                                  3,000                        3,158
                                                                                   ------------------

Textile - Home Furnishings (2.24%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                  4,750                        5,032
                                                                                   ------------------
TOTAL BONDS                                                                     $            176,532
                                                                                   ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (11.29%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.44%)
9.50%, 8/ 1/2016                                                     14                           14

Federal Home Loan Mortgage Corporation (FHLMC)
6.00%, 4/ 1/2017                                                    308                          314
6.00%, 5/ 1/2017                                                    595                          606
7.07%, 11/ 1/2021 (a)                                                56                           56
                                                                                   ------------------
                                                                                                 990

                                                                                   ------------------
Federal National Mortgage Association (FNMA) (0.60%)
6.50%, 1/ 1/2012                                                    206                          210
6.50%, 1/ 1/2014                                                    181                          186
8.50%, 11/ 1/2017                                                    28                           30
5.85%, 1/ 1/2019 (a)                                                 23                           23
5.63%, 4/ 1/2019 (a)                                                  9                            9
10.00%, 5/ 1/2022                                                    16                           18
7.30%, 11/ 1/2022 (a)                                                 4                            4
4.66%, 11/ 1/2032 (a)                                               815                          826
5.76%, 11/ 1/2035 (a)                                                40                           40
                                                                                   ------------------
                                                                                               1,346
                                                                                   ------------------
Government National Mortgage Association (GNMA) (0.10%)
11.00%, 2/15/2010                                                     4                            5
8.00%, 3/15/2012                                                      5                            5
11.00%, 10/15/2015                                                   24                           27
11.00%, 11/15/2015                                                   60                           67
10.00%, 1/15/2019                                                    87                           98
10.00%, 2/15/2019                                                     1                            1
11.00%, 8/15/2020                                                    10                           11
9.00%, 4/20/2025                                                      5                            6
                                                                                   ------------------
                                                                                                 220
                                                                                   ------------------
U.S. Treasury (10.15%)
3.25%, 8/15/2008 (c)(d)                                           5,000                        4,903
2.63%, 3/15/2009 (c)                                              6,000                        5,790
4.88%, 5/15/2009 (c)                                              5,000                        5,026
4.75%, 2/15/2010 (c)                                              7,000                        7,039
                                                                                   ------------------
                                                                                              22,758
                                                                                   ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                           $             25,314
                                                                                   ------------------
SHORT TERM INVESTMENTS (9.11%)
Repurchase Agreements (9.11%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07 (collateralized by        20,420                       20,420
U.S. Government Agency Issues; $21,032,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                  ------------------

TOTAL SHORT TERM INVESTMENTS                                                   $             20,420
                                                                                  ------------------
MONEY MARKET FUNDS (10.85%)
Money Center Banks (10.85%)
BNY Institutional Cash Reserve Fund (e)                         24,324                       24,324
                                                                                  ------------------
TOTAL MONEY MARKET FUNDS                                                       $             24,324
                                                                                  ------------------
Total Investments                                                              $            246,590
Liabilities in Excess of Other Assets, Net - (9.98)%                                       (22,367)
                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                     $            224,223
                                                                                  ==================
                                                                                  ------------------

                                                                                  ==================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,573 or 4.27% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $172 or 0.08% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $                635
Unrealized Depreciation                                             (2,529)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                          (1,894)
Cost for federal income tax purposes                                248,483
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                        Current    Unrealized
                              Number of    Original      Market   Appreciation/
Type                          Contracts     Value        Value   (Depreciation)
----------------------------------------------------- ---------- -----------
Sell:
U.S. 5 Year Note; June 2007      100         $10,608    $10,583          25
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------------- -----------
Sector                                                       Percent
--------------------------------------------------------- -----------
Financial                                                     41.10%
Government                                                    20.40%
Mortgage Securities                                           15.87%
Communications                                                10.54%
Consumer, Non-cyclical                                         7.99%
Consumer, Cyclical                                             7.63%
Asset Backed Securities                                        2.88%
Utilities                                                      2.69%
Industrial                                                     0.88%
Liabilities in Excess of Other Assets, Net                  (-9.98%)
                                                          -----------
TOTAL NET ASSETS                                             100.00%
                                                          ===========

Other Assets Summary (unaudited)
--------------------------------------------------------- -----------
Asset Type                                                   Percent
--------------------------------------------------------- -----------
Futures                                                        4.72%



Schedule of Investments

April 30, 2007 (unaudited)
SmallCap Blend Fund

                                                                    Shares                Value (000's)
                                                                      Held
COMMON STOCKS (95.37%)
Advertising Services (0.38%)
inVentiv Health Inc (a)                                               35,356         $              1,342
                                                                                        ------------------

Aerospace & Defense (1.02%)
Esterline Technologies Corp (a)(b)                                    33,300                        1,390
Teledyne Technologies Inc (a)(b)                                      50,999                        2,249
                                                                                        ------------------
                                                                                                    3,639
                                                                                        ------------------
Aerospace & Defense Equipment (0.75%)
BE Aerospace Inc (a)                                                  72,880                        2,671
                                                                                        ------------------

Airlines (0.28%)
Alaska Air Group Inc (a)                                              33,680                          997
                                                                                        ------------------

Apparel Manufacturers (2.58%)
Carter's Inc (a)(b)                                                   28,600                          749
Guess ? Inc                                                           97,178                        3,829
Oxford Industries Inc                                                 28,815                        1,338
Phillips-Van Heusen                                                   58,780                        3,286
                                                                                        ------------------
                                                                                                    9,202
                                                                                        ------------------
Applications Software (0.31%)
Verint Systems Inc (a)                                                39,088                        1,124
                                                                                        ------------------

Auto/Truck Parts & Equipment - Original (0.32%)
Tenneco Inc (a)(b)                                                    38,569                        1,155
                                                                                        ------------------

Auto/Truck Parts & Equipment - Replacement (0.19%)
Aftermarket Technology Corp (a)(b)                                    23,915                          661
                                                                                        ------------------

Building - Heavy Construction (0.14%)
Sterling Construction Co Inc (a)(b)                                   24,650                          509
                                                                                        ------------------

Building - Mobile Home & Manufactured Housing (0.31%)
Williams Scotsman International Inc (a)(b)                            50,505                        1,113
                                                                                        ------------------

Building & Construction Products - Miscellaneous (0.84%)
Interline Brands Inc (a)                                              55,080                        1,204
NCI Building Systems Inc (a)(b)                                       35,610                        1,779
                                                                                        ------------------
                                                                                                    2,983
                                                                                        ------------------
Building Products - Cement & Aggregate (0.53%)
Texas Industries Inc                                                  24,736                        1,884
                                                                                        ------------------

Building Products - Doors & Windows (0.10%)
Apogee Enterprises Inc (b)                                            14,345                          345
                                                                                        ------------------

Building Products - Light Fixtures (0.63%)
Genlyte Group Inc (a)(b)                                              28,734                        2,242
                                                                                        ------------------


Cellular Telecommunications (0.17%)
Syniverse Holdings Inc (a)(b)                                         58,640                          605
                                                                                        ------------------

Chemicals - Diversified (0.42%)
FMC Corp                                                              19,587                        1,507
                                                                                        ------------------

Chemicals - Plastics (0.05%)
Landec Corp (a)                                                       14,534                          185
                                                                                        ------------------

Chemicals - Specialty (0.45%)
Arch Chemicals Inc                                                    53,501                        1,617
                                                                                        ------------------

Circuit Boards (0.33%)
Park Electrochemical Corp                                             42,293                        1,165
                                                                                        ------------------

Collectibles (0.42%)
RC2 Corp (a)                                                          37,600                        1,499
                                                                                        ------------------

Commercial Banks (7.07%)
Alabama National Bancorporation                                       25,110                        1,572
Bancfirst Corp                                                         8,562                          367
Bank of Hawaii Corp                                                   44,093                        2,333
Banner Corp                                                           12,730                          475
BOK Financial Corp                                                     3,364                          173
Capital Corp of the West (b)                                          10,213                          243
Capitol Bancorp Ltd                                                    9,704                          293
Central Pacific Financial Corp                                        44,508                        1,529
City Bank/Lynnwood WA                                                 15,199                          474
City Holding Co                                                       18,664                          709
Columbia Banking System Inc                                           17,280                          524
Community Bancorp/NV (a)                                              15,919                          489
Cullen/Frost Bankers Inc                                              34,222                        1,751
East West Bancorp Inc                                                 60,192                        2,399
First Community Bancorp Inc/CA (b)                                    20,306                        1,114
First State Bancorporation/NM (b)                                     15,621                          327
Greene County Bancshares Inc                                          13,336                          448
Heartland Financial USA Inc (b)                                        6,734                          172
Heritage Commerce Corp (b)                                            13,803                          302
IBERIABANK Corp (b)                                                    7,458                          391
Intervest Bancshares Corp (a)                                          6,789                          173
ITLA Capital Corp                                                      6,394                          326
Pinnacle Financial Partners Inc (a)(b)                                16,751                          490
Placer Sierra Bancshares                                              13,381                          371
Preferred Bank/Los Angeles CA                                         27,882                        1,020
Prosperity Bancshares Inc                                             39,927                        1,385
Security Bank Corp/GA (b)                                             22,130                          438
Southwest Bancorp Inc/Stillwater OK                                   13,699                          336
Sterling Bancshares Inc/TX                                            40,860                          467
Sterling Financial Corp/WA                                            52,385                        1,544
Trustmark Corp (b)                                                    20,400                          543
Vineyard National Bancorp - Warrants (a)(c)(d)(e)                      2,369                            -
Vineyard National Bancorp (b)                                         56,000                        1,281
Virginia Commerce Bancorp (a)                                          1,519                           28
West Coast Bancorp/OR                                                 12,395                          385
Wilshire Bancorp Inc                                                  26,660                          367
                                                                                        ------------------
                                                                                                   25,239
                                                                                        ------------------

Commercial Services (0.23%)
Steiner Leisure Ltd (a)                                               17,240                          836
                                                                                        ------------------

Commercial Services - Finance (0.46%)
Morningstar Inc (a)                                                   10,271                          535
Wright Express Corp (a)(b)                                            34,625                        1,091
                                                                                        ------------------
                                                                                                    1,626
                                                                                        ------------------
Communications Software (0.18%)
Inter-Tel Inc                                                         25,690                          648
                                                                                        ------------------

Computer Aided Design (0.97%)
Ansys Inc (a)(b)                                                      46,916                        2,402
Aspen Technology Inc (a)(b)                                           52,656                          715
MSC.Software Corp (a)                                                 26,850                          351
                                                                                        ------------------
                                                                                                    3,468

                                                                                        ------------------
Computer Graphics (0.62%)
Trident Microsystems Inc (a)(b)                                      105,010                        2,229
                                                                                        ------------------

Computer Services (1.11%)
Manhattan Associates Inc (a)                                          22,120                          640
Ness Technologies Inc (a)                                             73,830                          985
SI International Inc (a)                                              24,930                          659
SYKES Enterprises Inc (a)(b)                                          90,802                        1,676
                                                                                        ------------------
                                                                                                    3,960
                                                                                        ------------------
Computer Software (0.13%)
Double-Take Software Inc (a)(b)                                       28,110                          471
                                                                                        ------------------

Computers - Memory Devices (0.58%)
Imation Corp                                                          37,140                        1,371
Komag Inc (a)(b)                                                      25,628                          705
                                                                                        ------------------
                                                                                                    2,076
                                                                                        ------------------
Consulting Services (1.06%)
FTI Consulting Inc (a)(b)                                             45,820                        1,685
Huron Consulting Group Inc (a)                                        34,772                        2,105
                                                                                        ------------------
                                                                                                    3,790
                                                                                        ------------------
Consumer Products - Miscellaneous (0.47%)
Central Garden and Pet Co - A Shares (a)(b)                           90,200                        1,292
Prestige Brands Holdings Inc (a)                                      28,820                          375
                                                                                        ------------------
                                                                                                    1,667
                                                                                        ------------------
Cosmetics & Toiletries (0.23%)
Chattem Inc (a)(b)                                                    14,190                          811
                                                                                        ------------------

Dental Supplies & Equipment (0.13%)
Sirona Dental Systems Inc (b)                                         14,450                          477
                                                                                        ------------------

Diagnostic Equipment (0.75%)
Immucor Inc (a)                                                       72,453                        2,364
Neurometrix Inc (b)                                                   32,020                          324
                                                                                        ------------------
                                                                                                    2,688
                                                                                        ------------------
Diagnostic Kits (0.44%)
Meridian Bioscience Inc                                               52,600                        1,564
                                                                                        ------------------

Direct Marketing (0.59%)
Harte-Hanks Inc                                                       80,030                        2,089
                                                                                        ------------------


Distribution & Wholesale (1.59%)
Central European Distribution Corp (a)(b)                             49,660                        1,477
United Stationers Inc (a)(b)                                          36,085                        2,148
WESCO International Inc (a)(b)                                        32,676                        2,064
                                                                                        ------------------
                                                                                                    5,689
                                                                                        ------------------
Diversified Manufacturing Operations (0.20%)
Koppers Holdings Inc (b)                                              24,430                          707
                                                                                        ------------------

E-Commerce - Products (0.28%)
NutriSystem Inc (a)(b)                                                15,875                          984
                                                                                        ------------------

Educational Software (0.46%)
Blackboard Inc (a)(b)                                                 47,502                        1,630
                                                                                        ------------------

Electric - Integrated (2.28%)
Allete Inc                                                            59,100                        2,861
Empire District Electric Co/The (b)                                   43,930                        1,085
OGE Energy Corp                                                       44,414                        1,707
PNM Resources Inc                                                     57,779                        1,881
Portland General Electric Co (b)                                      21,220                          615
                                                                                        ------------------
                                                                                                    8,149
                                                                                        ------------------
Electronic Components - Miscellaneous (0.22%)
Benchmark Electronics Inc (a)                                         36,250                          768
                                                                                        ------------------

Electronic Components - Semiconductors (1.35%)
Diodes Inc (a)(b)                                                     27,409                        1,012
ON Semiconductor Corp (a)(b)                                         293,634                        3,145
Zoran Corp (a)                                                        33,470                          664
                                                                                        ------------------
                                                                                                    4,821
                                                                                        ------------------
Electronic Design Automation (0.16%)
Ansoft Corp (a)                                                       17,552                          567
                                                                                        ------------------

Electronic Measurement Instruments (0.82%)
Itron Inc (a)(b)                                                      23,601                        1,589
Tektronix Inc                                                         30,543                          898
Zygo Corp (a)(b)                                                      27,920                          447
                                                                                        ------------------
                                                                                                    2,934
                                                                                        ------------------
E-Marketing & Information (0.72%)
aQuantive Inc (a)(b)                                                  83,402                        2,553
                                                                                        ------------------

Engineering - Research & Development Services (0.25%)
EMCOR Group Inc (a)                                                   14,500                          909
                                                                                        ------------------

Enterprise Software & Services (1.02%)
Informatica Corp (a)(b)                                              162,100                        2,386
Lawson Software Inc (a)(b)                                            84,683                          754
SYNNEX Corp (a)                                                       24,920                          487
                                                                                        ------------------
                                                                                                    3,627
                                                                                        ------------------
Finance - Investment Banker & Broker (0.61%)
Investment Technology Group Inc (a)                                   24,779                          938
KBW Inc (a)(b)                                                           807                           26
optionsXpress Holdings Inc (b)                                        48,640                        1,200
                                                                                        ------------------
                                                                                                    2,164
                                                                                        ------------------
Finance - Leasing Company (0.44%)
Financial Federal Corp (b)                                            41,312                        1,086

Finance - Leasing Company
Marlin Business Services Corp (a)(b)                                  20,870                          488
                                                                                        ------------------
                                                                                                    1,574
                                                                                        ------------------
Financial Guarantee Insurance (0.31%)
Triad Guaranty Inc (a)(b)                                             25,377                        1,122
                                                                                        ------------------

Food - Miscellaneous/Diversified (0.76%)
Ralcorp Holdings Inc (a)(b)                                           41,420                        2,726
                                                                                        ------------------

Footwear & Related Apparel (1.20%)
Heelys Inc (a)(b)                                                     12,820                          424
Steven Madden Ltd                                                     53,680                        1,597
Wolverine World Wide Inc                                              78,750                        2,251
                                                                                        ------------------
                                                                                                    4,272
                                                                                        ------------------
Gambling (Non-Hotel) (0.38%)
Pinnacle Entertainment Inc (a)                                        48,340                        1,357
                                                                                        ------------------

Gas - Distribution (0.39%)
Energen Corp                                                           6,063                          340
Northwest Natural Gas Co                                               9,066                          461
South Jersey Industries Inc                                           14,748                          579
                                                                                        ------------------
                                                                                                    1,380
                                                                                        ------------------
Health Care Cost Containment (0.25%)
Healthspring Inc (a)                                                  37,270                          877
                                                                                        ------------------

Human Resources (0.91%)
AMN Healthcare Services Inc (a)                                       66,745                        1,625
Korn/Ferry International (a)                                          69,308                        1,634
                                                                                        ------------------
                                                                                                    3,259
                                                                                        ------------------
Independent Power Producer (0.12%)
Ormat Technologies Inc (b)                                            11,590                          423
                                                                                        ------------------

Instruments - Controls (0.70%)
Mettler Toledo International Inc (a)                                  25,688                        2,508
                                                                                        ------------------

Instruments - Scientific (0.32%)
Varian Inc (a)                                                        19,601                        1,136
                                                                                        ------------------

Internet Application Software (0.95%)
DealerTrack Holdings Inc (a)(b)                                       14,760                          487
WebEx Communications Inc (a)                                          51,080                        2,898
                                                                                        ------------------
                                                                                                    3,385
                                                                                        ------------------
Internet Connectivity Services (0.51%)
Internap Network Services Corp (a)                                   119,080                        1,829
                                                                                        ------------------

Internet Infrastructure Software (0.65%)
TIBCO Software Inc (a)                                               254,480                        2,321
                                                                                        ------------------

Intimate Apparel (0.19%)
Warnaco Group Inc/The (a)                                             24,440                          691
                                                                                        ------------------

Investment Companies (0.48%)
Ares Capital Corp (b)                                                 94,641                        1,700
                                                                                        ------------------

Lasers - Systems & Components (0.70%)
Cymer Inc (a)                                                         49,560                        2,008

Lasers - Systems & Components
Excel Technology Inc (a)                                              18,310                          482
                                                                                        ------------------
                                                                                                    2,490
                                                                                        ------------------
Leisure & Recreation Products (0.36%)
K2 Inc (a)                                                            41,310                          623
WMS Industries Inc (a)(b)                                             16,510                          658
                                                                                        ------------------
                                                                                                    1,281
                                                                                        ------------------
Life & Health Insurance (0.64%)
Delphi Financial Group                                                53,734                        2,294
                                                                                        ------------------

Machinery - Construction & Mining (0.91%)
Astec Industries Inc (a)(b)                                           33,550                        1,365
Bucyrus International Inc (b)                                         29,850                        1,873
                                                                                        ------------------
                                                                                                    3,238
                                                                                        ------------------
Machinery - General Industry (1.70%)
Gardner Denver Inc (a)                                                60,534                        2,288
Manitowoc Co Inc/The                                                  27,310                        1,863
Middleby Corp (a)(b)                                                  10,360                        1,422
Tennant Co                                                            15,480                          496
                                                                                        ------------------
                                                                                                    6,069
                                                                                        ------------------
Machinery Tools & Related Products (0.55%)
Kennametal Inc                                                        28,070                        1,981
                                                                                        ------------------

Medical - Biomedical/Gene (1.14%)
Applera Corp - Celera Group (a)                                       47,110                          659
Exelixis Inc (a)(b)                                                   62,810                          675
Incyte Corp (a)(b)                                                    82,070                          633
Lexicon Pharmaceuticals Inc (a)                                       89,685                          315
Myriad Genetics Inc (a)(b)                                            34,769                        1,271
SuperGen Inc (a)(b)                                                   79,380                          502
                                                                                        ------------------
                                                                                                    4,055
                                                                                        ------------------
Medical - Drugs (1.22%)
Adams Respiratory Therapeutics Inc (a)(b)                             43,480                        1,631
Cubist Pharmaceuticals Inc (a)(b)                                     28,866                          619
Viropharma Inc (a)(b)                                                102,580                        1,547
Zymogenetics Inc (a)(b)                                               37,800                          565
                                                                                        ------------------
                                                                                                    4,362
                                                                                        ------------------
Medical - HMO (0.36%)
Sierra Health Services Inc (a)(b)                                     31,273                        1,295
                                                                                        ------------------

Medical - Outpatient & Home Medical Care (0.40%)
Amedisys Inc (a)(b)                                                   45,817                        1,436
                                                                                        ------------------

Medical Imaging Systems (0.25%)
IRIS International Inc (a)(b)                                         66,120                          897
                                                                                        ------------------

Medical Instruments (0.63%)
Conceptus Inc (a)(b)                                                  28,290                          585
Kyphon Inc (a)(b)                                                     35,707                        1,664
                                                                                        ------------------
                                                                                                    2,249
                                                                                        ------------------
Medical Laboratory & Testing Service (0.56%)
Icon Plc ADR (a)                                                      42,750                        2,006
                                                                                        ------------------

Medical Laser Systems (0.78%)
LCA-Vision Inc (b)                                                    27,830                        1,168

Medical Laser Systems
Palomar Medical Technologies Inc (a)(b)                               39,372                        1,612
                                                                                        ------------------
                                                                                                    2,780
                                                                                        ------------------
Medical Products (0.86%)
Haemonetics Corp/Mass (a)                                             18,412                          881
Syneron Medical Ltd (a)(b)                                            34,368                          866
Zoll Medical Corp (a)(b)                                              54,175                        1,309
                                                                                        ------------------
                                                                                                    3,056
                                                                                        ------------------
Metal Processors & Fabrication (1.78%)
CIRCOR International Inc                                              13,500                          491
Commercial Metals Co                                                  56,026                        1,879
Dynamic Materials Corp (b)                                            64,181                        2,120
Ladish Co Inc (a)                                                     45,734                        1,860
                                                                                        ------------------
                                                                                                    6,350
                                                                                        ------------------
Motion Pictures & Services (0.39%)
Lions Gate Entertainment Corp (a)(b)                                 121,246                        1,386
                                                                                        ------------------

Multi-Line Insurance (0.09%)
Horace Mann Educators Corp                                            16,003                          337
                                                                                        ------------------

Multimedia (0.32%)
Journal Communications Inc                                            85,099                        1,148
                                                                                        ------------------

Networking Products (1.22%)
Anixter International Inc (a)(b)                                      24,392                        1,746
Polycom Inc (a)(b)                                                    78,820                        2,625
                                                                                        ------------------
                                                                                                    4,371
                                                                                        ------------------
Non-Ferrous Metals (0.93%)
Brush Engineered Materials Inc (a)(b)                                  8,694                          417
RTI International Metals Inc (a)(b)                                   30,770                        2,901
                                                                                        ------------------
                                                                                                    3,318
                                                                                        ------------------
Office Supplies & Forms (0.09%)
Ennis Inc                                                             13,111                          321
                                                                                        ------------------

Oil - Field Services (0.76%)
Matrix Service Co (a)                                                 20,229                          494
Superior Energy Services (a)(b)                                       60,874                        2,211
                                                                                        ------------------
                                                                                                    2,705

                                                                                        ------------------
Oil Company - Exploration & Production (1.55%)
Mariner Energy Inc (a)                                                36,290                          818
Penn Virginia Corp                                                    26,385                        2,112
Petroquest Energy Inc (a)(b)                                          41,718                          476
Rosetta Resources Inc (a)(b)                                          16,300                          351
St Mary Land & Exploration Co                                         48,187                        1,765
                                                                                        ------------------
                                                                                                    5,522
                                                                                        ------------------
Oil Field Machinery & Equipment (0.74%)
Dril-Quip Inc (a)(b)                                                  52,133                        2,633
                                                                                        ------------------

Oil Refining & Marketing (0.36%)
Holly Corp (b)                                                        20,228                        1,286
                                                                                        ------------------

Paper & Related Products (0.33%)
Rock-Tenn Co                                                          30,920                        1,183
                                                                                        ------------------


Physician Practice Management (0.44%)
Pediatrix Medical Group Inc (a)                                       27,300                        1,557
                                                                                        ------------------

Power Converter & Supply Equipment (0.63%)
Advanced Energy Industries Inc (a)                                    91,344                        2,238
                                                                                        ------------------

Printing - Commercial (0.58%)
Consolidated Graphics Inc (a)                                         27,491                        2,069
                                                                                        ------------------

Private Corrections (0.52%)
Geo Group Inc/The (a)                                                 36,243                        1,856
                                                                                        ------------------

Property & Casualty Insurance (1.97%)
Argonaut Group Inc (a)                                                31,160                        1,047
CNA Surety Corp (a)                                                   23,670                          489
FPIC Insurance Group Inc (a)(b)                                        7,624                          351
Navigators Group Inc (a)                                               9,690                          495
Safety Insurance Group Inc (b)                                        29,939                        1,199
Selective Insurance Group (b)                                         41,416                        1,080
United America Indemnity Ltd (a)                                      15,650                          391
Zenith National Insurance Corp                                        42,785                        1,979
                                                                                        ------------------
                                                                                                    7,031
                                                                                        ------------------
Recreational Centers (0.66%)
Life Time Fitness Inc (a)(b)                                          46,030                        2,366
                                                                                        ------------------

REITS - Diversified (0.95%)
Entertainment Properties Trust                                        38,710                        2,339
Washington Real Estate Investment Trust (b)                           28,240                        1,069
                                                                                        ------------------
                                                                                                    3,408
                                                                                        ------------------
REITS - Healthcare (0.73%)
Senior Housing Properties Trust                                      114,240                        2,608
                                                                                        ------------------

REITS - Hotels (1.52%)
DiamondRock Hospitality Co (b)                                        74,480                        1,362
FelCor Lodging Trust Inc                                              63,660                        1,625
Highland Hospitality Corp (b)                                         97,260                        1,853
Innkeepers USA Trust (b)                                              33,513                          589
                                                                                        ------------------
                                                                                                    5,429
                                                                                        ------------------
REITS - Mortgage (1.35%)
Anthracite Capital Inc                                                27,740                          322
Arbor Realty Trust Inc                                                26,411                          813
Deerfield Triarc Capital Corp                                        120,673                        1,954
Gramercy Capital Corp/New York                                        53,407                        1,730
                                                                                        ------------------
                                                                                                    4,819
                                                                                        ------------------
REITS - Office Property (0.56%)
BioMed Realty Trust Inc (b)                                           69,672                        2,000
                                                                                        ------------------

REITS - Shopping Centers (0.60%)
Inland Real Estate Corp                                               36,900                          671
Kite Realty Group Trust (b)                                           22,260                          445
Saul Centers Inc                                                      11,440                          594
Urstadt Biddle Properties Inc (b)                                     23,340                          424
                                                                                        ------------------
                                                                                                    2,134
                                                                                        ------------------
REITS - Single Tenant (0.17%)
Getty Realty Corp                                                     21,338                          612
                                                                                        ------------------


Research & Development (0.52%)
Parexel International Corp (a)(b)                                     47,430                        1,863
                                                                                        ------------------

Resorts & Theme Parks (0.77%)
Vail Resorts Inc (a)(b)                                               48,305                        2,754
                                                                                        ------------------

Respiratory Products (0.38%)
Respironics Inc (a)                                                   32,856                        1,339
                                                                                        ------------------

Retail - Apparel & Shoe (4.04%)
Aeropostale Inc (a)(b)                                                26,968                        1,110
Brown Shoe Co Inc                                                     18,710                          505
Cache Inc (a)                                                          7,392                          127
Charlotte Russe Holding Inc (a)                                       89,570                        2,448
Childrens Place Retail Stores Inc/The (a)                             27,630                        1,461
Dress Barn Inc (a)(b)                                                 92,760                        1,847
Genesco Inc (a)(b)                                                    40,746                        2,065
Men's Wearhouse Inc                                                   56,820                        2,458
Shoe Carnival Inc (a)                                                 18,658                          587
Wet Seal Inc/The (a)                                                 303,144                        1,813
                                                                                        ------------------
                                                                                                   14,421
                                                                                        ------------------
Retail - Automobile (0.25%)
Asbury Automotive Group Inc (b)                                       30,670                          882
                                                                                        ------------------

Retail - Convenience Store (0.54%)
Pantry Inc/The (a)(b)                                                 43,099                        1,939
                                                                                        ------------------

Retail - Restaurants (0.89%)
AFC Enterprises (a)(b)                                                54,540                        1,037
CEC Entertainment Inc (a)                                             16,570                          690
Morton's Restaurant Group Inc (a)(b)                                  23,050                          388
Ruth's Chris Steak House (a)                                          53,732                        1,067
                                                                                        ------------------
                                                                                                    3,182
                                                                                        ------------------
Retail - Sporting Goods (0.53%)
Hibbett Sports Inc (a)                                                64,416                        1,878
                                                                                        ------------------

Rubber & Plastic Products (0.18%)
Myers Industries Inc                                                  27,832                          625
                                                                                        ------------------

Savings & Loans - Thrifts (1.05%)
First Place Financial Corp/OH                                         21,710                          434
FirstFed Financial Corp (a)(b)                                        29,150                        1,792
PFF Bancorp Inc                                                       20,863                          587
TierOne Corp (b)                                                      12,230                          297
Willow Financial Bancorp Inc                                          12,067                          139
WSFS Financial Corp                                                    7,846                          506
                                                                                        ------------------
                                                                                                    3,755
                                                                                        ------------------
Seismic Data Collection (0.33%)
Dawson Geophysical Co (a)(b)                                          10,099                          519
Input/Output Inc (a)(b)                                               46,667                          653
                                                                                        ------------------
                                                                                                    1,172
                                                                                        ------------------
Semiconductor Component - Integrated Circuits (1.22%)
Cirrus Logic Inc (a)(b)                                              151,160                        1,252
Emulex Corp (a)                                                       82,116                        1,723
Micrel Inc                                                            45,210                          567
Standard Microsystems Corp (a)                                        25,510                          818
                                                                                        ------------------
                                                                                                    4,360
                                                                                        ------------------

Semiconductor Equipment (0.34%)
Entegris Inc (a)(b)                                                  103,840                        1,217
                                                                                        ------------------

Steel - Producers (1.31%)
Chaparral Steel Co                                                    38,439                        2,710
Claymont Steel Inc (a)                                                19,730                          456
Reliance Steel & Aluminum Co (b)                                      25,672                        1,525
                                                                                        ------------------
                                                                                                    4,691

                                                                                        ------------------
Telecommunication Equipment (1.54%)
Anaren Inc (a)(b)                                                     41,730                          790
Arris Group Inc (a)(b)                                               161,274                        2,390
Comtech Telecommunications Corp (a)(b)                                40,838                        1,546
Optium Corp (a)(b)                                                    17,090                          304
Sirenza Microdevices Inc (a)(b)                                       50,764                          462
                                                                                        ------------------
                                                                                                    5,492
                                                                                        ------------------
Telecommunication Equipment - Fiber Optics (0.19%)
Oplink Communications Inc (a)                                         41,640                          690
                                                                                        ------------------

Telecommunication Services (0.95%)
Consolidated Communications Holdings Inc                              71,550                        1,423
NeuStar Inc (a)(b)                                                    46,667                        1,342
Premiere Global Services Inc (a)                                      51,180                          623
                                                                                        ------------------
                                                                                                    3,388
                                                                                        ------------------
Telephone - Integrated (0.33%)
Alaska Communications Systems Group Inc (b)                           74,059                        1,178
                                                                                        ------------------

Therapeutics (1.91%)
BioMarin Pharmaceuticals Inc (a)(b)                                   84,730                        1,369
Isis Pharmaceuticals Inc (a)(b)                                      117,860                        1,206
Medarex Inc (a)(b)                                                   120,374                        1,648
Medicines Co/The (a)                                                  21,630                          493
Progenics Pharmaceuticals Inc (a)(b)                                  38,070                          921
Theravance Inc (a)(b)                                                 36,120                        1,197
                                                                                        ------------------
                                                                                                    6,834
                                                                                        ------------------
Toys (0.38%)
Jakks Pacific Inc (a)(b)                                              56,702                        1,363
                                                                                        ------------------

Transactional Software (0.46%)
VeriFone Holdings Inc (a)(b)                                          46,200                        1,630
                                                                                        ------------------

Transport - Marine (0.43%)
American Commercial Lines Inc (a)                                     28,160                          830
Horizon Lines Inc (b)                                                 20,340                          692
                                                                                        ------------------
                                                                                                    1,522
                                                                                        ------------------
Transport - Services (0.92%)
HUB Group Inc (a)                                                     64,820                        2,333
Pacer International Inc                                               36,700                          938
                                                                                        ------------------
                                                                                                    3,271
                                                                                        ------------------
Transport - Truck (0.37%)
Old Dominion Freight Line (a)(b)                                      44,506                        1,316
                                                                                        ------------------

Travel Services (0.18%)
Ambassadors Group Inc (b)                                             18,810                          630
                                                                                        ------------------


Veterinary Products (0.25%)
PetMed Express Inc (a)(b)                                             81,445                          898
                                                                                        ------------------

Wire & Cable Products (0.73%)
General Cable Corp (a)                                                45,141                        2,593
                                                                                        ------------------

Wireless Equipment (0.32%)
EMS Technologies Inc (a)(b)                                           27,560                          517
Viasat Inc (a)                                                        18,307                          628
                                                                                        ------------------
                                                                                                    1,145
                                                                                        ------------------
TOTAL COMMON STOCKS                                                                  $            340,350
                                                                                        ------------------
                                                                    Principal
                                                                    Amount                Value (000's)
                                                                    (000's)
SHORT TERM INVESTMENTS (4.30%)
Repurchase Agreements (4.30%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07 (collateralized by             15,340                       15,340
U.S. Government Agency Issues; $15,800,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                        ------------------

TOTAL SHORT TERM INVESTMENTS                                                         $             15,340
                                                                                        ------------------
MONEY MARKET FUNDS (29.47%)
Money Center Banks (29.47%)
BNY Institutional Cash Reserve Fund (f)                              105,154                      105,154
                                                                                        ------------------
TOTAL MONEY MARKET FUNDS                                                             $            105,154
                                                                                        ------------------
Total Investments                                                                    $            460,844
Liabilities in Excess of Other Assets, Net - (29.14)%                                           (103,986)
                                                                                        ------------------
TOTAL NET ASSETS - 100.00%                                                           $            356,858
                                                                                        ==================
                                                                                        ------------------

                                                                                        ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)  Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $             60,010
Unrealized Depreciation                                          (10,191)

                                                        ------------------
Net Unrealized Appreciation (Depreciation)                         49,819
Cost for federal income tax purposes                              411,025
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ---- ------------------
Sector                                                            Percent
-------------------------------------------------- ---- ------------------
Financial                                                          52.32%
Consumer, Non-cyclical                                             16.59%
Consumer, Cyclical                                                 16.46%
Industrial                                                         15.72%
Communications                                                      9.11%
Technology                                                          8.92%
Energy                                                              3.73%
Basic Materials                                                     3.50%
Utilities                                                           2.79%
Liabilities in Excess of Other Assets, Net                      (-29.14%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================


Schedule of Investments

April 30, 2007 (unaudited)
SmallCap Growth Fund

                                                                    Shares                Value (000's)
                                                                      Held
COMMON STOCKS (98.19%)
Advertising Services (0.89%)
inVentiv Health Inc (a)(b)                                           106,836         $              4,054
                                                                                        ------------------

Aerospace & Defense (1.21%)
Esterline Technologies Corp (b)                                       66,086                        2,758
Teledyne Technologies Inc (a)(b)                                      63,575                        2,804
                                                                                        ------------------
                                                                                                    5,562
                                                                                        ------------------
Aerospace & Defense Equipment (1.71%)
AAR Corp (a)(b)                                                       96,818                        2,957
BE Aerospace Inc (b)                                                 133,069                        4,877
                                                                                        ------------------
                                                                                                    7,834
                                                                                        ------------------
Airlines (0.38%)
Allegiant Travel Co (a)(b)                                            53,599                        1,720
                                                                                        ------------------

Apparel Manufacturers (1.21%)
Carter's Inc (a)(b)                                                   65,300                        1,711
Phillips-Van Heusen                                                   68,432                        3,825
                                                                                        ------------------
                                                                                                    5,536
                                                                                        ------------------
Applications Software (0.50%)
American Reprographics Co (a)(b)                                      69,010                        2,291
                                                                                        ------------------

Building - Heavy Construction (0.60%)
Infrasource Services Inc (a)(b)                                       82,984                        2,770
                                                                                        ------------------

Building - Mobile Home & Manufactured Housing (0.63%)
Williams Scotsman International Inc (a)(b)                           131,529                        2,898
                                                                                        ------------------

Building & Construction Products - Miscellaneous (0.75%)
NCI Building Systems Inc (a)(b)                                       68,558                        3,426
                                                                                        ------------------

Building Products - Cement & Aggregate (0.61%)
Texas Industries Inc                                                  36,887                        2,810
                                                                                        ------------------

Building Products - Doors & Windows (0.35%)
Apogee Enterprises Inc                                                67,000                        1,613
                                                                                        ------------------

Building Products - Light Fixtures (0.67%)
Genlyte Group Inc (a)(b)                                              39,358                        3,070
                                                                                        ------------------

Cable TV (0.65%)
Lodgenet Entertainment Corp (b)                                       87,508                        2,982
                                                                                        ------------------

Cellular Telecommunications (0.00%)
Syniverse Holdings Inc (a)(b)                                              1                            -
                                                                                        ------------------

Circuit Boards (0.50%)
Park Electrochemical Corp                                             83,044                        2,288
                                                                                        ------------------


Commercial Banks (2.10%)
City Bank/Lynnwood WA                                                 70,777                        2,209
City Holding Co                                                       43,908                        1,667
Preferred Bank/Los Angeles CA                                         72,538                        2,655
United Community Banks Inc/GA                                        104,840                        3,099
                                                                                        ------------------
                                                                                                    9,630
                                                                                        ------------------
Commercial Services (1.68%)
ICT Group Inc (b)                                                     84,847                        1,594
Medifast Inc (a)(b)                                                  191,000                        1,394
Steiner Leisure Ltd (b)                                               97,172                        4,711
                                                                                        ------------------
                                                                                                    7,699
                                                                                        ------------------
Commercial Services - Finance (0.67%)
Wright Express Corp (a)(b)                                            97,964                        3,087
                                                                                        ------------------

Communications Software (0.67%)
DivX Inc (a)(b)                                                       56,000                        1,129
Inter-Tel Inc                                                         76,500                        1,929
                                                                                        ------------------
                                                                                                    3,058
                                                                                        ------------------
Computer Aided Design (1.35%)
Ansys Inc (b)                                                         68,668                        3,516
Aspen Technology Inc (a)(b)                                          197,643                        2,684
                                                                                        ------------------
                                                                                                    6,200
                                                                                        ------------------
Computer Graphics (0.84%)
Trident Microsystems Inc (a)(b)                                      181,841                        3,861
                                                                                        ------------------

Computer Services (1.85%)
Factset Research Systems Inc                                          42,871                        2,637
SI International Inc (b)                                              92,142                        2,438
Syntel Inc (a)                                                        97,367                        3,414
                                                                                        ------------------
                                                                                                    8,489
                                                                                        ------------------
Computer Software (0.55%)
Blackbaud Inc (a)                                                    114,317                        2,524
                                                                                        ------------------

Computers - Integrated Systems (1.03%)
Micros Systems Inc (b)                                                55,478                        3,040
MTS Systems Corp                                                      38,959                        1,656
                                                                                        ------------------
                                                                                                    4,696
                                                                                        ------------------
Computers - Memory Devices (0.47%)
Komag Inc (a)(b)                                                      78,467                        2,159
                                                                                        ------------------

Consulting Services (0.99%)
Huron Consulting Group Inc (b)                                        74,639                        4,519
                                                                                        ------------------

Diagnostic Equipment (1.07%)
Immucor Inc (b)                                                      118,363                        3,862
Neurometrix Inc (a)                                                  102,739                        1,040
                                                                                        ------------------
                                                                                                    4,902
                                                                                        ------------------
Diagnostic Kits (0.59%)
Meridian Bioscience Inc                                               91,077                        2,708
                                                                                        ------------------

Distribution & Wholesale (0.37%)
Central European Distribution Corp (a)(b)                             56,673                        1,686
                                                                                        ------------------

E-Commerce - Products (0.57%)
NutriSystem Inc (a)(b)                                                20,392                        1,265

E-Commerce - Products
Shutterfly Inc (a)(b)                                                 81,545                        1,324
                                                                                        ------------------
                                                                                                    2,589
                                                                                        ------------------
Educational Software (0.58%)
Blackboard Inc (a)(b)                                                 77,305                        2,652
                                                                                        ------------------

Electronic Components - Semiconductors (2.06%)
ON Semiconductor Corp (a)(b)                                         359,723                        3,853
SiRF Technology Holdings Inc (a)(b)                                  105,456                        2,558
Zoran Corp (b)                                                       151,340                        3,006
                                                                                        ------------------
                                                                                                    9,417
                                                                                        ------------------
Electronic Design Automation (0.80%)
Ansoft Corp (a)(b)                                                   112,868                        3,645
                                                                                        ------------------

Electronic Measurement Instruments (0.66%)
Itron Inc (a)(b)                                                      45,005                        3,031
                                                                                        ------------------

E-Marketing & Information (0.77%)
aQuantive Inc (a)(b)                                                 115,666                        3,541
                                                                                        ------------------

Enterprise Software & Services (1.37%)
Informatica Corp (a)(b)                                              227,446                        3,348
Omnicell Inc (b)                                                     127,411                        2,923
                                                                                        ------------------
                                                                                                    6,271
                                                                                        ------------------
Finance - Investment Banker & Broker (1.06%)
KBW Inc (a)(b)                                                        82,868                        2,707
Knight Capital Group Inc (a)(b)                                       76,531                        1,240
optionsXpress Holdings Inc                                            36,807                          908
                                                                                        ------------------
                                                                                                    4,855
                                                                                        ------------------
Food - Miscellaneous/Diversified (0.45%)
Hain Celestial Group Inc (a)(b)                                       67,885                        2,039
                                                                                        ------------------

Footwear & Related Apparel (1.96%)
CROCS Inc (a)(b)                                                      36,700                        2,051
Heelys Inc (b)                                                        31,916                        1,056
Steven Madden Ltd (a)                                                 94,987                        2,826
Wolverine World Wide Inc                                             107,221                        3,064
                                                                                        ------------------
                                                                                                    8,997
                                                                                        ------------------
Human Resources (0.62%)
AMN Healthcare Services Inc (b)                                      115,881                        2,822
                                                                                        ------------------

Internet Application Software (0.96%)
DealerTrack Holdings Inc (b)                                          59,484                        1,963
WebEx Communications Inc (b)                                          43,195                        2,451
                                                                                        ------------------
                                                                                                    4,414
                                                                                        ------------------
Internet Connectivity Services (0.37%)
Internap Network Services Corp (b)                                   111,000                        1,705
                                                                                        ------------------

Internet Content - Information & News (0.47%)
LoopNet Inc (a)(b)                                                   117,203                        2,148
                                                                                        ------------------

Internet Telephony (0.58%)
j2 Global Communications Inc (a)(b)                                   91,722                        2,638
                                                                                        ------------------


Intimate Apparel (0.45%)
Warnaco Group Inc/The (b)                                             73,298                        2,073
                                                                                        ------------------

Investment Companies (0.47%)
Ares Capital Corp (a)                                                120,000                        2,155
                                                                                        ------------------

Lasers - Systems & Components (1.36%)
Cymer Inc (a)(b)                                                      73,917                        2,994
Rofin-Sinar Technologies Inc (a)(b)                                   48,681                        3,227
                                                                                        ------------------
                                                                                                    6,221
                                                                                        ------------------
Life & Health Insurance (0.32%)
Delphi Financial Group                                                34,752                        1,484
                                                                                        ------------------

Machinery - Construction & Mining (1.75%)
Astec Industries Inc (b)                                              87,151                        3,547
Bucyrus International Inc (a)                                         70,850                        4,445
                                                                                        ------------------
                                                                                                    7,992
                                                                                        ------------------
Machinery - General Industry (1.33%)
Gardner Denver Inc (b)                                                75,466                        2,853
Wabtec Corp                                                           87,543                        3,252
                                                                                        ------------------
                                                                                                    6,105

                                                                                        ------------------
Medical - Biomedical/Gene (3.12%)
Applera Corp - Celera Group (b)                                      133,630                        1,871
Digene Corp (a)(b)                                                    56,809                        2,605
Exelixis Inc (a)(b)                                                  159,456                        1,712
Incyte Corp (a)(b)                                                   287,837                        2,219
Lexicon Pharmaceuticals Inc (b)                                      336,967                        1,183
Lifecell Corp (a)(b)                                                  68,775                        2,022
Myriad Genetics Inc (a)(b)                                            72,732                        2,658
                                                                                        ------------------
                                                                                                   14,270
                                                                                        ------------------
Medical - Drugs (1.83%)
Adams Respiratory Therapeutics Inc (a)(b)                             49,900                        1,872
Indevus Pharmaceuticals Inc (a)(b)                                   249,104                        1,796
Viropharma Inc (a)(b)                                                207,687                        3,132
Zymogenetics Inc (a)(b)                                              106,021                        1,586
                                                                                        ------------------
                                                                                                    8,386
                                                                                        ------------------
Medical - HMO (0.57%)
Sierra Health Services Inc (a)(b)                                     62,634                        2,594
                                                                                        ------------------

Medical - Outpatient & Home Medical Care (1.24%)
Amedisys Inc (a)(b)                                                  114,489                        3,589
LHC Group Inc (a)(b)                                                  81,268                        2,081
                                                                                        ------------------
                                                                                                    5,670
                                                                                        ------------------
Medical Instruments (1.81%)
Conceptus Inc (a)(b)                                                 134,665                        2,785
Kyphon Inc (a)(b)                                                     59,219                        2,760
Ventana Medical Systems Inc (a)(b)                                    56,744                        2,757
                                                                                        ------------------
                                                                                                    8,302
                                                                                        ------------------
Medical Laboratory & Testing Service (0.62%)
Icon Plc ADR (b)                                                      60,114                        2,821
                                                                                        ------------------

Medical Laser Systems (1.16%)
LCA-Vision Inc (a)                                                    52,687                        2,211
Palomar Medical Technologies Inc (a)(b)                               76,087                        3,115
                                                                                        ------------------
                                                                                                    5,326
                                                                                        ------------------

Medical Products (1.36%)
Haemonetics Corp/Mass (b)                                             37,115                        1,776
Syneron Medical Ltd (a)(b)                                            79,773                        2,009
Zoll Medical Corp (b)                                                100,934                        2,440
                                                                                        ------------------
                                                                                                    6,225
                                                                                        ------------------
Metal Processors & Fabrication (2.11%)
Dynamic Materials Corp (a)                                            80,461                        2,658
Ladish Co Inc (a)(b)                                                  89,152                        3,625
RBC Bearings Inc (b)                                                  88,688                        3,371
                                                                                        ------------------
                                                                                                    9,654

                                                                                        ------------------
Miscellaneous Manufacturers (0.66%)
Reddy Ice Holdings Inc (a)                                           103,971                        3,045
                                                                                        ------------------

Motion Pictures & Services (0.39%)
Lions Gate Entertainment Corp (a)(b)                                 157,000                        1,795
                                                                                        ------------------

Networking Products (0.74%)
Anixter International Inc (a)(b)                                      47,099                        3,372
                                                                                        ------------------

Non-Ferrous Metals (1.15%)
Brush Engineered Materials Inc (a)(b)                                 42,600                        2,046
RTI International Metals Inc (a)(b)                                   34,178                        3,222
                                                                                        ------------------
                                                                                                    5,268
                                                                                        ------------------
Office Furnishings - Original (0.50%)
Knoll Inc                                                             98,448                        2,286
                                                                                        ------------------

Oil - Field Services (1.34%)
Matrix Service Co (a)(b)                                             131,000                        3,196
Oil States International Inc (a)(b)                                   86,783                        2,945
                                                                                        ------------------
                                                                                                    6,141
                                                                                        ------------------
Oil Company - Exploration & Production (1.42%)
Arena Resources Inc (a)(b)                                            41,200                        1,934
Petroquest Energy Inc (a)(b)                                         174,300                        1,991
St Mary Land & Exploration Co                                         70,024                        2,564
                                                                                        ------------------
                                                                                                    6,489
                                                                                        ------------------
Oil Field Machinery & Equipment (0.77%)
Dril-Quip Inc (a)(b)                                                  69,669                        3,518
                                                                                        ------------------

Oil Refining & Marketing (0.56%)
Holly Corp                                                            40,103                        2,551
                                                                                        ------------------

Pharmacy Services (0.35%)
HealthExtras Inc (b)                                                  51,817                        1,604
                                                                                        ------------------

Physician Practice Management (0.48%)
Pediatrix Medical Group Inc (b)                                       38,286                        2,184
                                                                                        ------------------

Power Converter & Supply Equipment (1.04%)
Advanced Energy Industries Inc (b)                                   195,139                        4,781
                                                                                        ------------------

Precious Metals (0.53%)
Coeur d'Alene Mines Corp (a)(b)                                      597,303                        2,443
                                                                                        ------------------

Private Corrections (0.77%)
Geo Group Inc/The (b)                                                 69,000                        3,533
                                                                                        ------------------


Property & Casualty Insurance (1.83%)
CRM Holdings Ltd (a)(b)                                               83,447                          701
ProAssurance Corp (b)                                                 29,757                        1,602
Selective Insurance Group (a)                                         84,566                        2,205
Zenith National Insurance Corp                                        83,624                        3,868
                                                                                        ------------------
                                                                                                    8,376
                                                                                        ------------------
Recreational Centers (0.77%)
Life Time Fitness Inc (a)(b)                                          68,246                        3,508
                                                                                        ------------------

REITS - Diversified (1.88%)
Digital Realty Trust Inc.                                            114,776                        4,643
Entertainment Properties Trust                                        65,467                        3,955
                                                                                        ------------------
                                                                                                    8,598
                                                                                        ------------------
REITS - Mortgage (0.36%)
Deerfield Triarc Capital Corp                                        102,056                        1,652
                                                                                        ------------------

REITS - Shopping Centers (0.59%)
Inland Real Estate Corp                                              148,691                        2,705
                                                                                        ------------------

Research & Development (0.58%)
Parexel International Corp (b)                                        67,849                        2,665
                                                                                        ------------------

Retail - Apparel & Shoe (5.21%)
Aeropostale Inc (a)(b)                                                57,073                        2,348
Bebe Stores Inc (a)                                                   75,284                        1,317
Charlotte Russe Holding Inc (a)(b)                                    98,000                        2,678
Childrens Place Retail Stores Inc/The (a)(b)                          50,985                        2,696
Genesco Inc (a)(b)                                                    73,995                        3,750
Men's Wearhouse Inc                                                   86,478                        3,742
Stage Stores Inc (a)                                                 119,782                        2,641
Tween Brands Inc (a)(b)                                               78,132                        3,060
Wet Seal Inc/The (b)                                                 272,007                        1,627
                                                                                        ------------------
                                                                                                   23,859
                                                                                        ------------------
Retail - Convenience Store (0.68%)
Pantry Inc/The (a)(b)                                                 68,977                        3,103
                                                                                        ------------------

Retail - Restaurants (1.31%)
Buffalo Wild Wings Inc (a)(b)                                         31,789                        2,075
McCormick & Schmick's Seafood Restaurant (b)                          67,806                        1,815
Morton's Restaurant Group Inc (b)                                    123,998                        2,087
                                                                                        ------------------
                                                                                                    5,977
                                                                                        ------------------
Retail - Sporting Goods (0.72%)
Hibbett Sports Inc (a)(b)                                            112,380                        3,276
                                                                                        ------------------

Schools (0.71%)
DeVry Inc                                                             98,000                        3,233
                                                                                        ------------------

Seismic Data Collection (1.18%)
Compagnie Generale de Geophysique SA ADR (b)                          59,360                        2,469
Dawson Geophysical Co (b)                                             39,536                        2,032
Input/Output Inc (b)                                                  65,000                          909
                                                                                        ------------------
                                                                                                    5,410
                                                                                        ------------------
Semiconductor Component - Integrated Circuits (0.67%)
Emulex Corp (b)                                                      145,803                        3,059
                                                                                        ------------------


Semiconductor Equipment (0.61%)
ATMI Inc (a)(b)                                                       89,888                        2,780
                                                                                        ------------------

Steel - Producers (1.13%)
Chaparral Steel Co                                                    52,030                        3,668
Claymont Steel Inc (a)(b)                                             65,357                        1,511
                                                                                        ------------------
                                                                                                    5,179
                                                                                        ------------------
Telecommunication Equipment (1.93%)
CommScope Inc (a)(b)                                                 102,335                        4,774
Optium Corp (a)(b)                                                    44,265                          788
Sirenza Microdevices Inc (a)(b)                                      358,048                        3,262
                                                                                        ------------------
                                                                                                    8,824
                                                                                        ------------------
Telecommunication Services (0.78%)
Cbeyond Inc (a)(b)                                                    44,000                        1,530
NeuStar Inc (a)(b)                                                    71,560                        2,058
                                                                                        ------------------
                                                                                                    3,588
                                                                                        ------------------
Theaters (0.32%)
National CineMedia Inc (b)                                            55,167                        1,450
                                                                                        ------------------

Therapeutics (2.19%)
BioMarin Pharmaceuticals Inc (a)(b)                                  102,367                        1,654
Isis Pharmaceuticals Inc (a)(b)                                      235,518                        2,409
Medarex Inc (a)(b)                                                   169,109                        2,315
Progenics Pharmaceuticals Inc (b)                                     70,860                        1,715
Theravance Inc (a)(b)                                                 59,051                        1,957
                                                                                        ------------------
                                                                                                   10,050
                                                                                        ------------------
Transactional Software (0.68%)
VeriFone Holdings Inc (a)(b)                                          87,692                        3,095
                                                                                        ------------------

Transport - Marine (1.56%)
American Commercial Lines Inc (b)                                    101,528                        2,992
Horizon Lines Inc                                                     29,907                        1,017
OMI Corp (a)                                                         107,232                        3,117
                                                                                        ------------------
                                                                                                    7,126
                                                                                        ------------------
Transport - Services (0.71%)
HUB Group Inc (b)                                                     90,233                        3,248
                                                                                        ------------------

Transport - Truck (0.31%)
Celadon Group Inc (a)(b)                                              86,355                        1,421
                                                                                        ------------------

Travel Services (0.79%)
Ambassadors Group Inc (a)                                            107,600                        3,607
                                                                                        ------------------

Wire & Cable Products (1.52%)
General Cable Corp (b)                                                83,719                        4,809
Insteel Industries Inc (a)                                           128,288                        2,141
                                                                                        ------------------
                                                                                                    6,950
                                                                                        ------------------
Wireless Equipment (0.80%)
Viasat Inc (b)                                                       107,082                        3,673
                                                                                        ------------------
TOTAL COMMON STOCKS                                                                  $            449,536
                                                                                        ------------------

                                                                    Principal
                                                                    Amount                Value (000's)
                                                                    (000's)
SHORT TERM INVESTMENTS (1.97%)
Commercial Paper (1.97%)
Investment in Joint Trading Account: Citigroup Funding
5.31%, 5/ 1/2007                                                       9,015                        9,015
                                                                                        ------------------
TOTAL SHORT TERM INVESTMENTS                                                         $              9,015
                                                                                        ------------------
MONEY MARKET FUNDS (28.72%)
Money Center Banks (28.72%)
BNY Institutional Cash Reserve Fund (c)                              131,479                      131,479
                                                                                        ------------------
TOTAL MONEY MARKET FUNDS                                                             $            131,479
                                                                                        ------------------
Total Investments                                                                    $            590,030
Liabilities in Excess of Other Assets, Net - (28.88)%                                           (132,227)
                                                                                        ------------------
TOTAL NET ASSETS - 100.00%                                                           $            457,803
                                                                                        ==================
                                                                                        ------------------

                                                                                        ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $             57,927
Unrealized Depreciation                                       (12,228)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                      45,699
Cost for federal income tax purposes                           544,331
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------- ------------------
Sector                                                         Percent
---------------------------------------------------- ------------------
Financial                                                       39.31%
Consumer, Non-cyclical                                          22.86%
Industrial                                                      19.43%
Consumer, Cyclical                                              15.68%
Technology                                                      14.02%
Communications                                                   9.51%
Energy                                                           5.26%
Basic Materials                                                  2.81%
Liabilities in Excess of Other Assets, Net                   (-28.88%)
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================


Schedule of Investments

April 30, 2007 (unaudited)
SmallCap Value Fund

                                                               Shares                Value (000's)
                                                                 Held
COMMON STOCKS (94.89%)
Advertising Services (0.78%)
inVentiv Health Inc (a)(b)                                      116,320         $              4,414
                                                                                   ------------------

Aerospace & Defense (0.51%)
Esterline Technologies Corp (a)(b)                               68,760                        2,869
                                                                                   ------------------

Aerospace & Defense Equipment (1.06%)
BE Aerospace Inc (a)(b)                                          85,140                        3,121
Moog Inc (a)(b)                                                  67,950                        2,889
                                                                                   ------------------
                                                                                               6,010
                                                                                   ------------------
Airlines (0.75%)
Alaska Air Group Inc (a)(b)                                      69,330                        2,052
JetBlue Airways Corp (a)(b)                                     220,580                        2,186
                                                                                   ------------------
                                                                                               4,238
                                                                                   ------------------
Applications Software (0.54%)
Progress Software Corp (b)                                      101,790                        3,067
                                                                                   ------------------

Auto Repair Centers (0.62%)
Monro Muffler Inc (a)                                           100,700                        3,524
                                                                                   ------------------

Auto/Truck Parts & Equipment - Replacement (0.85%)
Aftermarket Technology Corp (b)                                 173,317                        4,789
                                                                                   ------------------

Building - Heavy Construction (0.57%)
Sterling Construction Co Inc (a)(b)                             156,840                        3,240
                                                                                   ------------------

Building - Mobile Home & Manufactured Housing (0.58%)
Williams Scotsman International Inc (a)(b)                      150,330                        3,312
                                                                                   ------------------

Building Products - Cement & Aggregate (0.49%)
Texas Industries Inc                                             36,520                        2,782
                                                                                   ------------------

Building Products - Doors & Windows (0.59%)
Apogee Enterprises Inc (a)                                      139,660                        3,363
                                                                                   ------------------

Building Products - Light Fixtures (0.52%)
Genlyte Group Inc (a)(b)                                         38,130                        2,975
                                                                                   ------------------

Chemicals - Diversified (0.63%)
FMC Corp                                                         46,650                        3,589
                                                                                   ------------------

Chemicals - Specialty (1.93%)
Arch Chemicals Inc                                              128,850                        3,894
Cytec Industries Inc                                             51,050                        2,803
HB Fuller Co (a)                                                165,390                        4,229
                                                                                   ------------------
                                                                                              10,926
                                                                                   ------------------
Circuit Boards (0.45%)
Park Electrochemical Corp                                        93,110                        2,565
                                                                                   ------------------


Collectibles (0.47%)
RC2 Corp (b)                                                     66,570                        2,653
                                                                                   ------------------

Commercial Banks (10.87%)
Alabama National Bancorporation (a)                              63,060                        3,949
Bancfirst Corp                                                  133,060                        5,696
City Holding Co                                                 121,264                        4,604
Columbia Banking System Inc                                     152,197                        4,619
Community Bancorp/NV (a)(b)                                      69,770                        2,143
Community Trust Bancorp Inc                                     179,631                        5,974
Greene County Bancshares Inc (a)                                148,041                        4,977
Hanmi Financial Corp                                            134,850                        2,213
Integra Bank Corp (a)                                           162,670                        3,696
Mercantile Bank Corp                                             88,106                        2,375
Southwest Bancorp Inc/Stillwater OK (a)                         101,150                        2,478
Sterling Bancshares Inc/TX (a)                                  357,970                        4,092
Sterling Financial Corp/WA (a)                                  172,805                        5,094
Taylor Capital Group Inc                                         90,341                        2,687
Trico Bancshares (a)                                            163,633                        3,507
United Community Banks Inc/GA (a)                               118,830                        3,513
                                                                                   ------------------
                                                                                              61,617
                                                                                   ------------------
Commercial Services (1.14%)
ICT Group Inc (a)(b)                                            168,700                        3,170
Steiner Leisure Ltd (a)(b)                                       68,030                        3,298
                                                                                   ------------------
                                                                                               6,468
                                                                                   ------------------
Computer Services (0.61%)
Ness Technologies Inc (b)                                       258,120                        3,443
                                                                                   ------------------

Computers - Memory Devices (0.75%)
Imation Corp                                                     79,470                        2,933
Komag Inc (a)(b)                                                 48,680                        1,339
                                                                                   ------------------
                                                                                               4,272
                                                                                   ------------------
Consumer Products - Miscellaneous (0.52%)
Prestige Brands Holdings Inc (a)(b)                             225,020                        2,927
                                                                                   ------------------

Decision Support Software (0.53%)
SPSS Inc (b)                                                     82,260                        3,016
                                                                                   ------------------

Distribution & Wholesale (0.59%)
Central European Distribution Corp (a)(b)                       113,050                        3,363
                                                                                   ------------------

Diversified Manufacturing Operations (1.64%)
Actuant Corp (a)                                                 54,010                        2,862
AO Smith Corp                                                    79,780                        3,040
Barnes Group Inc (a)                                            139,160                        3,382
                                                                                   ------------------
                                                                                               9,284
                                                                                   ------------------
Diversified Operations & Commercial Services (0.60%)
Chemed Corp (a)                                                  68,010                        3,421
                                                                                   ------------------

Electric - Integrated (1.77%)
Empire District Electric Co/The (a)                             150,530                        3,718
Portland General Electric Co (a)                                 80,140                        2,323
UIL Holdings Corp                                               116,110                        3,965
                                                                                   ------------------
                                                                                              10,006
                                                                                   ------------------
Electronic Components - Miscellaneous (0.40%)
Benchmark Electronics Inc (a)(b)                                106,765                        2,261
                                                                                   ------------------

Electronic Security Devices (0.51%)
LoJack Corp (a)(b)                                              156,770                        2,885
                                                                                   ------------------

Enterprise Software & Services (1.41%)
Lawson Software Inc (a)(b)                                      315,270                        2,806
Mantech International Corp (a)(b)                                86,707                        2,660
SYNNEX Corp (b)                                                 130,060                        2,543
                                                                                   ------------------
                                                                                               8,009
                                                                                   ------------------
E-Services - Consulting (0.40%)
WebSideStory Inc (a)(b)                                         201,800                        2,252
                                                                                   ------------------

Finance - Credit Card (0.88%)
Advanta Corp - B Shares                                         108,400                        4,967
                                                                                   ------------------

Finance - Investment Banker & Broker (0.29%)
KBW Inc (a)(b)                                                   49,684                        1,623
                                                                                   ------------------

Food - Miscellaneous/Diversified (0.70%)
Ralcorp Holdings Inc (a)(b)                                      59,840                        3,938
                                                                                   ------------------

Footwear & Related Apparel (0.57%)
Steven Madden Ltd (a)                                           109,455                        3,256
                                                                                   ------------------

Gambling (Non-Hotel) (0.38%)
Pinnacle Entertainment Inc (b)                                   76,790                        2,156
                                                                                   ------------------

Gas - Distribution (2.67%)
Atmos Energy Corp                                               122,480                        3,885
Nicor Inc (a)                                                    61,460                        3,149
Northwest Natural Gas Co                                         59,860                        3,042
Southwest Gas Corp                                              132,720                        5,029
                                                                                   ------------------
                                                                                              15,105
                                                                                   ------------------
Golf (0.39%)
Callaway Golf Co (a)                                            124,420                        2,235
                                                                                   ------------------

Human Resources (1.69%)
Cross Country Healthcare Inc (a)(b)                             149,990                        2,953
Korn/Ferry International (b)                                    144,670                        3,410
MPS Group Inc (b)                                               233,270                        3,194
                                                                                   ------------------
                                                                                               9,557
                                                                                   ------------------
Instruments - Scientific (0.48%)
Varian Inc (a)(b)                                                46,900                        2,718
                                                                                   ------------------

Internet Infrastructure Software (0.59%)
TIBCO Software Inc (a)(b)                                       364,490                        3,324
                                                                                   ------------------

Intimate Apparel (0.52%)
Warnaco Group Inc/The (a)(b)                                    104,120                        2,945
                                                                                   ------------------

Lasers - Systems & Components (1.18%)
Cymer Inc (a)(b)                                                 56,620                        2,294
Electro Scientific Industries Inc (b)                           121,320                        2,499
Newport Corp (a)(b)                                             121,120                        1,900
                                                                                   ------------------
                                                                                               6,693
                                                                                   ------------------
Leisure & Recreation Products (1.17%)
K2 Inc (b)                                                      219,870                        3,318

Leisure & Recreation Products
WMS Industries Inc (a)(b)                                        83,490                        3,328
                                                                                   ------------------
                                                                                               6,646
                                                                                   ------------------
Machinery - Electrical (0.62%)
Regal-Beloit Corp (a)                                            76,350                        3,521
                                                                                   ------------------

Machinery - General Industry (0.46%)
Gardner Denver Inc (b)                                           69,004                        2,608
                                                                                   ------------------

Medical - Biomedical/Gene (0.91%)
Lifecell Corp (a)(b)                                             67,032                        1,971
PDL BioPharma Inc (a)(b)                                        125,650                        3,174
                                                                                   ------------------
                                                                                               5,145
                                                                                   ------------------
Medical - Drugs (0.49%)
Viropharma Inc (a)(b)                                           185,150                        2,792
                                                                                   ------------------

Medical Instruments (0.30%)
Symmetry Medical Inc (a)(b)                                      99,480                        1,690
                                                                                   ------------------

Medical Products (0.84%)
Haemonetics Corp/Mass (b)                                        42,260                        2,022
Syneron Medical Ltd (b)                                         107,870                        2,717
                                                                                   ------------------
                                                                                               4,739
                                                                                   ------------------
Metal Processors & Fabrication (1.20%)
Ladish Co Inc (a)(b)                                             72,740                        2,958
RBC Bearings Inc (a)(b)                                         100,550                        3,822
                                                                                   ------------------
                                                                                               6,780
                                                                                   ------------------
Miscellaneous Manufacturers (0.57%)
Reddy Ice Holdings Inc (a)                                      109,780                        3,215
                                                                                   ------------------

Multi-Line Insurance (0.68%)
United Fire & Casualty Co (a)                                   104,230                        3,830
                                                                                   ------------------

Multimedia (0.71%)
Journal Communications Inc                                      296,120                        3,995
                                                                                   ------------------

Office Supplies & Forms (0.68%)
Ennis Inc (a)                                                   157,880                        3,860
                                                                                   ------------------

Oil - Field Services (1.63%)
Global Industries Ltd (a)(b)                                    139,680                        2,900
Hornbeck Offshore Services Inc (a)(b)                            84,620                        2,676
Oil States International Inc (a)(b)                             108,690                        3,688
                                                                                   ------------------
                                                                                               9,264
                                                                                   ------------------
Oil & Gas Drilling (0.52%)
Atwood Oceanics Inc (a)(b)                                       47,050                        2,959
                                                                                   ------------------

Oil Company - Exploration & Production (2.79%)
Berry Petroleum Co (a)                                          109,970                        3,746
Mariner Energy Inc (b)                                           92,750                        2,091
Penn Virginia Corp                                               51,620                        4,132
St Mary Land & Exploration Co                                    94,120                        3,447
W&T Offshore Inc                                                 79,370                        2,409
                                                                                   ------------------
                                                                                              15,825
                                                                                   ------------------
Paper & Related Products (1.69%)
Glatfelter (a)                                                  142,280                        2,127

Paper & Related Products
Rock-Tenn Co (a)                                                117,880                        4,510
Schweitzer-Mauduit International Inc                            108,090                        2,967
                                                                                   ------------------
                                                                                               9,604
                                                                                   ------------------
Printing - Commercial (0.66%)
Consolidated Graphics Inc (a)(b)                                 49,389                        3,717
                                                                                   ------------------

Private Corrections (0.89%)
Geo Group Inc/The (a)(b)                                         98,850                        5,061
                                                                                   ------------------

Property & Casualty Insurance (4.73%)
American Physicians Capital Inc (b)                             146,965                        5,811
Argonaut Group Inc (a)(b)                                       100,000                        3,361
Darwin Professional Underwriters Inc (a)(b)                     142,691                        3,704
EMC Insurance Group Inc (a)                                      41,650                        1,045
Selective Insurance Group (a)                                   109,300                        2,851
United America Indemnity Ltd (b)                                182,750                        4,565
Zenith National Insurance Corp                                  118,400                        5,476
                                                                                   ------------------
                                                                                              26,813
                                                                                   ------------------
Recreational Centers (0.69%)
Life Time Fitness Inc (a)(b)                                     76,490                        3,932
                                                                                   ------------------

REITS - Apartments (0.50%)
Post Properties Inc (a)                                          59,940                        2,809
                                                                                   ------------------

REITS - Diversified (1.19%)
Entertainment Properties Trust                                  111,263                        6,723
                                                                                   ------------------

REITS - Hotels (1.77%)
Ashford Hospitality Trust Inc                                   277,490                        3,330
LaSalle Hotel Properties                                         82,500                        3,830
Winston Hotels Inc                                              194,250                        2,879
                                                                                   ------------------
                                                                                              10,039
                                                                                   ------------------
REITS - Mortgage (3.97%)
American Home Mortgage Investment Corp (a)                       72,010                        1,784
Arbor Realty Trust Inc                                          224,380                        6,909
Deerfield Triarc Capital Corp                                   435,960                        7,058
Gramercy Capital Corp/New York (a)                              207,750                        6,729
                                                                                   ------------------
                                                                                              22,480
                                                                                   ------------------
REITS - Office Property (0.58%)
Highwoods Properties Inc                                         81,160                        3,310
                                                                                   ------------------

REITS - Shopping Centers (2.06%)
Inland Real Estate Corp                                         307,010                        5,584
Urstadt Biddle Properties Inc                                   336,200                        6,099
                                                                                   ------------------
                                                                                              11,683
                                                                                   ------------------
REITS - Single Tenant (0.83%)
Agree Realty Corp (a)                                           139,030                        4,713
                                                                                   ------------------

Rental - Auto & Equipment (0.35%)
Dollar Thrifty Automotive Group (a)(b)                           41,860                        1,962
                                                                                   ------------------

Resorts & Theme Parks (0.53%)
Vail Resorts Inc (a)(b)                                          52,600                        2,999
                                                                                   ------------------

Retail - Apparel & Shoe (1.92%)
Charlotte Russe Holding Inc (b)                                 110,970                        3,033
Retail - Apparel & Shoe
Dress Barn Inc (a)(b)                                           137,030                        2,728
Stage Stores Inc (a)                                            141,827                        3,127
United Retail Group Inc (b)                                     143,550                        1,986
                                                                                   ------------------
                                                                                              10,874
                                                                                   ------------------
Retail - Automobile (0.60%)
Sonic Automotive Inc (a)                                        118,850                        3,398
                                                                                   ------------------

Retail - Convenience Store (0.43%)
Pantry Inc/The (a)(b)                                            53,560                        2,410
                                                                                   ------------------

Retail - Petroleum Products (0.68%)
World Fuel Services Corp                                         83,070                        3,839
                                                                                   ------------------

Retail - Restaurants (2.16%)
AFC Enterprises (a)(b)                                          154,240                        2,932
CEC Entertainment Inc (b)                                        69,690                        2,904
CKE Restaurants Inc                                             168,080                        3,414
Morton's Restaurant Group Inc (a)(b)                             55,110                          927
Rare Hospitality International Inc (a)(b)                        70,287                        2,047
                                                                                   ------------------
                                                                                              12,224
                                                                                   ------------------
Retail - Sporting Goods (0.49%)
Big 5 Sporting Goods Corp                                       109,320                        2,799
                                                                                   ------------------

Savings & Loans - Thrifts (2.12%)
BankUnited Financial Corp (a)                                   112,810                        2,442
PFF Bancorp Inc (a)                                             139,760                        3,933
WSFS Financial Corp                                              87,382                        5,637
                                                                                   ------------------
                                                                                              12,012
                                                                                   ------------------
Semiconductor Component - Integrated Circuits (1.92%)
Cirrus Logic Inc (a)(b)                                         435,410                        3,605
Emulex Corp (a)(b)                                              188,820                        3,962
Standard Microsystems Corp (a)(b)                               103,970                        3,333
                                                                                   ------------------
                                                                                              10,900
                                                                                   ------------------
Semiconductor Equipment (0.69%)
Entegris Inc (a)(b)                                             332,190                        3,893
                                                                                   ------------------

Steel - Producers (1.43%)
Chaparral Steel Co                                               71,230                        5,021
Claymont Steel Inc (a)(b)                                       133,509                        3,087
                                                                                   ------------------
                                                                                               8,108

                                                                                   ------------------
Telecommunication Equipment (1.90%)
Andrew Corp (a)(b)                                              304,620                        3,326
Arris Group Inc (a)(b)                                          192,120                        2,847
CommScope Inc (a)(b)                                             50,860                        2,373
Comtech Telecommunications Corp (a)(b)                           59,225                        2,242
                                                                                   ------------------
                                                                                              10,788
                                                                                   ------------------
Telecommunication Services (0.60%)
Iowa Telecommunications Services Inc (a)                        168,161                        3,415
                                                                                   ------------------

Television (0.47%)
Lin TV Corp (a)(b)                                              165,740                        2,645
                                                                                   ------------------

Therapeutics (0.42%)
Isis Pharmaceuticals Inc (a)(b)                                 231,240                        2,366
                                                                                   ------------------


Transport - Marine (0.80%)
Eagle Bulk Shipping Inc                                         201,450                        4,537
                                                                                   ------------------

Transport - Services (0.46%)
HUB Group Inc (a)(b)                                             72,810                        2,621
                                                                                   ------------------

Transport - Truck (0.37%)
Old Dominion Freight Line (a)(b)                                 70,950                        2,097
                                                                                   ------------------
TOTAL COMMON STOCKS                                                             $            537,697
                                                                                   ------------------
                                                               Principal
                                                               Amount                Value (000's)
                                                               (000's)
SHORT TERM INVESTMENTS (5.23%)
Commercial Paper (4.57%)
Investment in Joint Trading Account: Citigroup Funding
5.31%, 5/ 1/2007                                                 25,895                       25,895
                                                                                   ------------------

Repurchase Agreements (0.66%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07 maturing 05/01/07
(collateralized by                                                3,733                        3,733
U.S. Government Agency Issues; $3,845,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                                   ------------------

TOTAL SHORT TERM INVESTMENTS                                                    $             29,628
                                                                                   ------------------
MONEY MARKET FUNDS (27.10%)
Money Center Banks (27.10%)
BNY Institutional Cash Reserve Fund (c)                         153,557                      153,557
                                                                                   ------------------
TOTAL MONEY MARKET FUNDS                                                        $            153,557
                                                                                   ------------------
Total Investments                                                               $            720,882
Liabilities in Excess of Other Assets, Net - (27.22)%                                      (154,255)
                                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                                      $            566,627
                                                                                   ==================
                                                                                   ------------------

                                                                                   ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $             41,564
Unrealized Depreciation                                           (19,924)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                          21,640
Cost for federal income tax purposes                               699,242
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ----- ------------------
Sector                                                             Percent
-------------------------------------------------- ----- ------------------
Financial                                                           62.79%
Consumer, Cyclical                                                  13.78%
Industrial                                                          12.89%
Consumer, Non-cyclical                                              10.79%
Technology                                                           6.46%
Basic Materials                                                      5.69%
Communications                                                       5.44%
Energy                                                               4.95%
Utilities                                                            4.43%
Liabilities in Excess of Other Assets, Net                       (-27.22%)
                                                         ------------------
TOTAL NET ASSETS                                                   100.00%
                                                         ==================


Schedule of Investments

April 30, 2007 (unaudited)
Tax-Exempt Bond Fund I
                                                                       Principal
                                                                       Amount                Value (000's)
                                                                       (000's)
TAX-EXEMPT BONDS (106.16%)
Alabama (1.59%)
Birmingham Baptist Medical Centers Special
Care Facilities Financing Authority
5.00%, 11/15/2030                                                   $     1,000         $              1,019
Montgomery County Public Facilities Authority/AL  MBIA
5.00%, 3/ 1/2031                                                          2,000                        2,111
University of Alabama/AL
5.00%, 9/ 1/2036 (a)                                                      2,000                        2,041
                                                                                           ------------------
                                                                                                       5,171
                                                                                           ------------------
Alaska (3.19%)
City of Anchorage AK
6.38%, 1/ 1/2020                                                          2,000                        2,149
City of Anchorage AK  MBIA
6.50%, 12/ 1/2013                                                         1,235                        1,427
Northern TOB Securitization Corp/AK
4.63%, 6/ 1/2023                                                          1,000                          992
5.00%, 6/ 1/2046                                                          1,000                          981
State of Alaska  AMBAC
5.25%, 10/ 1/2027                                                         4,500                        4,839
                                                                                           ------------------
                                                                                                      10,388
                                                                                           ------------------
Arizona (2.07%)
Arizona State University/AZ AMBAC  AMBAC
5.25%, 9/ 1/2024                                                          1,500                        1,608
Arizona Tourism & Sports Authority  MBIA
5.38%, 7/ 1/2019                                                          2,000                        2,180
Maricopa County AZ
5.00%, 4/ 1/2035                                                          1,000                        1,013
Pima County Industrial Development Authority
Education Revenue
5.75%, 7/ 1/2036                                                            100                          101
Pima County Industrial Development Authority Education
Revenue  Choice Education and Development Corp
6.25%, 6/ 1/2026                                                            160                          168
Pima County Industrial Development Authority Education
Revenue  Paragon Management Inc
6.00%, 6/ 1/2036                                                            160                          164
University Medical Center Corp/AZ
5.00%, 7/ 1/2035                                                          1,500                        1,520
                                                                                           ------------------
                                                                                                       6,754
                                                                                           ------------------
California (13.37%)
California County TOB Securitization Agency
5.13%, 6/ 1/2038                                                          1,000                        1,002
California Health Facilities Financing Authority/CA
5.00%, 11/15/2034 (a)                                                     2,000                        2,052
5.00%, 4/ 1/2037                                                          1,000                        1,027
California State Department of Water Resources  MBIA
5.25%, 5/ 1/2020 (a)                                                      6,000                        6,497
California State Public Works Board
5.00%, 4/ 1/2030                                                          1,175                        1,231
California Statewide Communities Development Authority
5.00%, 3/ 1/2035                                                          1,000                        1,021
Clovis Public Financing Authority MBIA
5.25%, 8/ 1/2030                                                          2,000                        2,163
East Side Union High School District - Santa Clara
County/CA MBIA
5.10%, 2/ 1/2019                                                          1,000                        1,102

California
Foothill Eastern Transportation Corridor Agency/CA  MBIA
0.00%, 1/15/2018 (b)                                                      2,000                        1,170
Fremont Unified School District/Alameda County CA  FGIC
5.00%, 8/ 1/2025                                                          1,000                        1,052
Golden State Tobacco Securitization Cor
5.00%, 6/ 1/2033                                                          5,000                        4,978
Golden State Tobacco Securitization Corp/CA
5.00%, 6/ 1/2045                                                          1,000                        1,036
Golden State Tobacco Securitization Corp/CA FGIC
5.50%, 6/ 1/2043                                                            500                          546
Independent Cities Lease Finance Authority Mobile Home
Park Revenue  Millenium Housing Corp
5.85%, 5/15/2041                                                            100                          103
Jurupa Unified School District  FGIC
5.13%, 8/ 1/2022                                                          2,700                        2,850
Los Angeles County Public Works Financing Authority MBIA
5.00%, 12/ 1/2027                                                         1,000                        1,059
Los Angeles Regional Airports Improvement Corporation
Lease Revenue
7.50%, 12/ 1/2024                                                           100                          113
Placentia-Yorba Linda Unified School District/CA FGIC
5.00%, 10/ 1/2030                                                         2,000                        2,107
San Diego Redevelopment Agency/CA XL Capital Ltd  XLCA
5.00%, 9/ 1/2023                                                          1,775                        1,872
San Joaquin Hills Transportation Corridor Agency/CA
MBIA
0.00%, 1/15/2034 (b)                                                      7,000                        2,155
State of California
5.25%, 11/ 1/2025                                                         2,000                        2,142
5.00%, 3/ 1/2027                                                          2,000                        2,107
5.50%, 4/ 1/2028                                                          2,000                        2,219
Tobacco Securitization Authority of Northern
California/CA
5.38%, 6/ 1/2038                                                          1,000                        1,026
Tobacco Securitization Authority of Southern
California/CA
5.00%, 6/ 1/2037                                                          1,000                          991
                                                                                           ------------------
                                                                                                      43,621
                                                                                           ------------------
Colorado (2.67%)
Colorado Health Facilities Authority
5.00%, 12/ 1/2035                                                         1,250                        1,267
Colorado Housing & Finance Authority/CO
4.625%, 11/ 1/2036 (a)                                                    4,000                        3,927
Fort Collins CO AMBAC
5.38%, 6/ 1/2023                                                          2,275                        2,459
Park Creek Metropolitan District/CO
5.50%, 12/ 1/2030                                                           500                          533
Salida Hospital District
5.25%, 10/ 1/2036                                                           500                          507
                                                                                           ------------------
                                                                                                       8,693
                                                                                           ------------------
Connecticut (0.50%)
State of Connecticut  ACA
6.60%, 7/ 1/2024                                                          1,500                        1,628
                                                                                           ------------------

District of Columbia (0.17%)
District of Columbia Water & Sewer Authority  FSA
5.50%, 10/ 1/2017                                                           500                          564
                                                                                           ------------------

Florida (6.29%)
Amelia Walk Community Development District
5.50%, 5/ 1/2037                                                            100                          102
Bay Laurel Center Community Development
5.45%, 5/ 1/2037                                                            500                          508
Florida
County of Orange FL AMBAC
5.50%, 10/ 1/2032                                                         3,000                        3,241
Escambia County Health Facilities Authority  AMBAC
5.95%, 7/ 1/2020                                                            110                          114
Escambia County Utilities Authority  FGIC
5.25%, 1/ 1/2029                                                            650                          673
Florida Housing Finance Agency  AMBAC
6.50%, 7/ 1/2036                                                            900                          915
Florida Housing Finance Corporation Revenue
4.80%, 7/ 1/2032 (c)                                                      1,000                        1,002
Florida State Board of Education  FGIC
5.25%, 7/ 1/2017                                                            800                          843
Highlands County Health Facilities Authority
5.00%, 11/15/2031                                                         1,180                        1,207
5.00%, 11/15/2035                                                         1,000                        1,019
Hillsborough County Port District  MBIA
5.38%, 6/ 1/2027                                                          1,000                        1,061
Orange County Housing Finance Authority
7.00%, 10/ 1/2025                                                           500                          534
Orlando Utilities Commission
6.00%, 10/ 1/2010                                                         5,000                        5,364
Osceola County School Board AMBAC
5.13%, 6/ 1/2022                                                          1,300                        1,373
South Broward Hospital District/FL MBIA
5.00%, 5/ 1/2021                                                          2,000                        2,134
Verandah East Community Development District
5.40%, 5/ 1/2037                                                            100                          102
Wentworth Estates Community Development District
5.63%, 5/ 1/2037                                                            160                          164
West Villages Improvement District
5.50%, 5/ 1/2037                                                            160                          160
                                                                                           ------------------
                                                                                                      20,516
                                                                                           ------------------
Georgia (1.93%)
Monroe County Development Authority/GA  MBIA
6.70%, 1/ 1/2009                                                          2,500                        2,619
6.75%, 1/ 1/2010                                                          3,410                        3,668
                                                                                           ------------------
                                                                                                       6,287
                                                                                           ------------------
Hawaii (0.67%)
City & County of Honolulu HI
6.00%, 1/ 1/2012                                                          2,000                        2,193
                                                                                           ------------------

Idaho (1.53%)
Idaho Health Facilities Authority/ID
6.65%, 2/15/2021                                                          2,000                        2,545
Idaho Health Facilities Authority/ID  RADIAN
5.25%, 9/ 1/2025                                                          2,000                        2,120
Idaho Housing & Finance Association/ID
5.90%, 1/ 1/2015                                                            320                          320
                                                                                           ------------------
                                                                                                       4,985
                                                                                           ------------------
Illinois (9.50%)
Chicago O'Hare International Airport/IL  AMBAC
5.50%, 1/ 1/2017                                                            965                        1,028
Chicago O'Hare International Airport/IL  FGIC
5.25%, 1/ 1/2023 (a)                                                      2,000                        2,166
Chicago O'Hare International Airport/IL  FSA
5.75%, 1/ 1/2020 (a)                                                     10,000                       10,954

Illinois
Chicago O'Hare International Airport/IL  MBIA
5.25%, 1/ 1/2025 (a)                                                      2,250                        2,430
City of Chicago IL
7.46%, 2/15/2026                                                            250                          267
City of Chicago IL GNMA/FNMA
6.30%, 9/ 1/2029                                                            570                          593
City of Yorkville IL
6.00%, 3/ 1/2036                                                            660                          689
Gilberts Special Service Area No 19
5.38%, 3/ 1/2016                                                            500                          495
Illinois Finance Authority
6.00%, 5/15/2025                                                            500                          533
5.00%, 8/15/2026                                                            160                          161
5.10%, 8/15/2031                                                            505                          514
Illinois Finance Authority Multi-Family Revenue
Housing  Plum Creek Rolling Meadows
6.50%, 12/ 1/2037                                                           160                          164
Illinois Health Facilities Authority
5.00%, 8/15/2024                                                          2,000                        2,092
Illinois Health Facilities Authority  Advocate
Health Care
5.25%, 8/15/2008                                                            320                          329
Illinois Health Facilities Authority  Lake Forest
Hospital
6.00%, 7/ 1/2017                                                          1,500                        1,623
Illinois Health Facilities Authority  South Surburban
Hospital
7.00%, 2/15/2009                                                            100                          104
7.00%, 2/15/2018                                                            720                          851
Metropolitan Pier & Exposition Authority/IL  FGIC
0.00%, 6/15/2009 (b)                                                      5,055                        4,668
Pingree Grove Special Service Area No 7  Cambridge
Lakes Project
6.00%, 3/ 1/2036                                                            153                          160
Village of Bolingbrook IL
0.00%, 1/ 1/2024 (b)(d)                                                     500                          501
Village of Pingree Grove IL
5.25%, 3/ 1/2015                                                            400                          413
Volo Village Special Service Area No 3
6.00%, 3/ 1/2036                                                            250                          261
                                                                                           ------------------
                                                                                                      30,996
                                                                                           ------------------
Indiana (3.38%)
County of St Joseph IN
6.00%, 5/15/2026                                                            230                          245
County of St Joseph IN  Holy Cross Village
6.00%, 5/15/2038                                                            100                          106
Delaware County Hospital Authority/IN  Cardinal
Health System
5.25%, 8/ 1/2036                                                            160                          166
Hendricks County Building Facilities Corp
5.50%, 7/15/2020                                                          2,500                        2,713
Indiana Housing Finance Authority  GNMA/FNMA
3.60%, 1/ 1/2032                                                            680                          679
Indiana Municipal Power Agency/IN  MBIA
6.13%, 1/ 1/2013                                                          6,000                        6,412
Noblesville Redevelopment Authority
5.00%, 8/ 1/2021                                                            655                          688
                                                                                           ------------------
                                                                                                      11,009
                                                                                           ------------------
Iowa (0.35%)
Iowa Finance Authority
5.50%, 7/ 1/2025                                                            100                          105

Iowa
Tobacco Settlement Authority of Iowa/IA
5.50%, 6/ 1/2042                                                          1,000                        1,038
                                                                                           ------------------
                                                                                                       1,143
                                                                                           ------------------
Kansas (2.77%)
City of Lawrence KS
5.13%, 7/ 1/2026                                                          1,000                        1,049
City of Topeka KS XL Capital Ltd  XLCA
5.25%, 8/ 1/2035                                                          5,490                        5,947
Sedgwick & Shawnee Counties KS  GNMA/FNMA
5.65%, 6/ 1/2037                                                          1,885                        2,050
                                                                                           ------------------
                                                                                                       9,046
                                                                                           ------------------
Kentucky (2.88%)
Adair County School District Finance Corp School
Building Revenue
5.10%, 9/ 1/2020                                                          2,670                        2,795
City of Murray KY
5.13%, 8/ 1/2037                                                          1,000                        1,029
Kentucky Housing Corp
4.80%, 7/ 1/2037                                                          3,500                        3,489
Louisville & Jefferson County Metropolitan Government
5.25%, 10/ 1/2036 (a)                                                     2,000                        2,089
                                                                                           ------------------
                                                                                                       9,402
                                                                                           ------------------
Louisiana (1.81%)
Lafayette LA  MBIA
5.25%, 11/ 1/2023                                                         2,680                        2,895
Louisiana Public Facilities Authority
0.00%, 12/ 1/2019 (b)                                                     1,500                          887
Louisiana State Citizens Property Insurance Corp AMBAC
5.00%, 6/ 1/2022                                                          2,000                        2,121
                                                                                           ------------------
                                                                                                       5,903
                                                                                           ------------------
Maryland (1.93%)
City of Baltimore MD
6.50%, 10/ 1/2011                                                         2,000                        2,085
County of Prince Georges MD
5.20%, 7/ 1/2034                                                            500                          512
Maryland Health & Higher Educational Facilities
uthority
5.25%, 1/ 1/2027                                                            250                          257
Maryland Health & Higher Educational Facilities
Authority  General German Aged PPLS
5.40%, 1/ 1/2037                                                            600                          625
Maryland Health & Higher Educational Facilities
Authority  MBIA
4.75%, 7/ 1/2036                                                          1,500                        1,538
Maryland State Economic Development Corp
5.63%, 6/ 1/2035                                                          1,150                        1,271
                                                                                           ------------------
                                                                                                       6,288
                                                                                           ------------------
Massachusetts (1.66%)
Massachusetts Bay Transportation Authority
5.25%, 7/ 1/2028                                                          2,000                        2,305
Massachusetts Development Finance Agency
6.38%, 7/ 1/2029                                                            900                          921
Massachusetts Health & Educational Faciities Authority
6.00%, 7/ 1/2031                                                          1,000                        1,080
Massachusetts Health & Educational Facilities Authority
5.00%, 7/ 1/2033                                                          1,100                        1,115
                                                                                           ------------------
                                                                                                       5,421
                                                                                           ------------------
Michigan (2.92%)
Chippewa County Hospital Finance Authority
5.63%, 11/ 1/2014                                                           130                          130

Michigan
Kent Hospital Finance Authority/MI
5.25%, 7/ 1/2030                                                          1,000                        1,036
Michigan Strategic Fund  Detroit Edison Co
5.45%, 9/ 1/2029                                                          2,000                        2,088
Michigan Strategic Fund  XLCA
5.45%, 12/15/2032                                                         1,000                        1,062
Saginaw Hospital Finance Authority/MI Covenant
Medical Center
6.50%, 7/ 1/2030                                                          2,050                        2,212
State of Michigan FSA
5.25%, 10/ 1/2021                                                         1,000                        1,070
Summit Academy North Michigan Public School
Academy Revenue
5.00%, 11/ 1/2015                                                           160                          160
Walled Lake Consolidated School District/MI MBIA
5.25%, 5/ 1/2022                                                          1,625                        1,773
                                                                                           ------------------
                                                                                                       9,531
                                                                                           ------------------
Minnesota (1.51%)
Aitkin MN  Aitkin Community Hospital
5.60%, 2/ 1/2032                                                            160                          165
City of Minneapolis MN
5.35%, 2/ 1/2030                                                            150                          151
City of Pine City MN  Lakes International
Language Academy
6.25%, 5/ 1/2035                                                            100                          102
Dakota County Community Development Agency
Multifamily Housing
5.00%, 5/ 1/2042                                                            750                          746
Inver Grove Heights MN
5.50%, 10/ 1/2033                                                           500                          509
Minnesota Higher Education Facilities A
4.06%, 10/ 1/2032                                                         1,100                        1,100
St Paul Housing & Redevelopment Authoriy/MN
6.00%, 11/15/2030                                                         1,000                        1,107
5.25%, 5/15/2036                                                          1,000                        1,034
                                                                                           ------------------
                                                                                                       4,914
                                                                                           ------------------
Mississippi (0.37%)
Biloxi Housing Authority/MS  Beauvoir Apartments LP
6.25%, 9/ 1/2031                                                            150                          159
State of Mississippi FSA
5.75%, 12/ 1/2013                                                           480                          506
5.75%, 12/ 1/2014                                                           505                          532
                                                                                           ------------------
                                                                                                       1,197
                                                                                           ------------------
Missouri (2.88%)
Cape Girardeau County Building Corp/MO MBIA
5.25%, 3/ 1/2026                                                          1,000                        1,085
Cape Girardeau County Industrial Develo
5.63%, 6/ 1/2027                                                          1,000                        1,067
Carthage MO
6.00%, 4/ 1/2038                                                            750                          767
Carthage MO  Mccune-Brooks Hospital
5.88%, 4/ 1/2030                                                            160                          164
City of Fenton MO
7.00%, 10/ 1/2021                                                           575                          655
City of Kansas City MO
5.40%, 6/ 1/2024                                                            120                          123
City of Springfield MO  FGIC
4.50%, 8/ 1/2036                                                          1,000                          992
Missouri Housing Development Commission  GNMA/FNMA
5.05%, 9/ 1/2024                                                            625                          639

Missouri
Missouri Joint Municipal Electric Utility
ommission MBIA
5.00%, 1/ 1/2024                                                          1,500                        1,595
Missouri State Health & Educational Facilities
Authority/MO
5.00%, 11/ 1/2018                                                         1,000                        1,048
Missouri State Health & Educational Facilities
Authority/MO  BJC Health
5.00%, 5/15/2020                                                          1,200                        1,267
                                                                                           ------------------
                                                                                                       9,402
                                                                                           ------------------
Nebraska (0.66%)
Omaha Public Power District
6.15%, 2/ 1/2012                                                          2,000                        2,141
                                                                                           ------------------

Nevada (0.70%)
County of Clark NV  FGIC
5.00%, 7/ 1/2036                                                          1,000                        1,043
County of Clark NV  Nevada Power Co
5.90%, 11/ 1/2032                                                           160                          160
Reno NV  AMBAC
5.13%, 6/ 1/2037                                                          1,000                        1,063
                                                                                           ------------------
                                                                                                       2,266
                                                                                           ------------------
New Hampshire (0.66%)
New Hampshire Health & Education Facilities
Authority FSA
5.50%, 8/ 1/2027                                                          2,000                        2,146
                                                                                           ------------------

New Jersey (5.49%)
Bergen County Improvement Authority
5.00%, 4/ 1/2032                                                          2,000                        2,117
New Jersey Economic Development Authority
5.63%, 6/15/2019                                                            500                          522
6.25%, 9/15/2029                                                            100                          103
5.75%, 4/ 1/2031 (e)                                                      1,000                        1,128
5.50%, 6/15/2031                                                          1,000                        1,061
New Jersey Economic Development Authority  State of
New Jersey
5.25%, 3/ 1/2024                                                          2,000                        2,161
New Jersey Economic Development Authority  United
Methodist Homes NJ
5.13%, 7/ 1/2025                                                            160                          158
New Jersey State Educational Facilities Authority  AMBAC
5.25%, 9/ 1/2020                                                          1,340                        1,442
New Jersey State Turnpike Authority  AMBAC
5.00%, 1/ 1/2035                                                          2,000                        2,051
New Jersey Transportation Trust Fund Authority
State of New Jersey
5.25%, 12/15/2020                                                         2,000                        2,231
Tobacco Settlement Financing Authority Corp/NJ
5.00%, 6/ 1/2041                                                          5,000                        4,919
                                                                                           ------------------
                                                                                                      17,893
                                                                                           ------------------
New York (6.90%)
City of New York NY
5.75%, 3/15/2013                                                            345                          374
5.00%, 8/ 1/2021                                                          2,300                        2,447
East Rochester Housing Authority/NY
5.50%, 8/ 1/2033                                                            160                          165
Metropolitan Transportation Authority
4.75%, 7/ 1/2019                                                          1,265                        1,359
Metropolitan Transportation Authority  FGIC
5.25%, 11/15/2031                                                         1,500                        1,592
Nassau County Tobacco Settlement Corporation
5.00%, 6/ 1/2035                                                            500                          508
5.13%, 6/ 1/2046                                                            500                          511

New York
New York City Industrial Development Agency
6.25%, 3/ 1/2015                                                          1,000                        1,060
2.75%, 3/ 1/2016 (d)                                                      1,000                          982
7.63%, 8/ 1/2025                                                            800                          964
6.50%, 3/ 1/2035                                                            160                          170
New York City Municipal Water Finance Authority MBIA
5.00%, 6/15/2027 (a)                                                      5,000                        5,305
New York Mortgage Agency/NY
5.65%, 4/ 1/2030                                                            520                          537
New York State Dormitory Authority
5.50%, 7/ 1/2026                                                          1,000                        1,018
New York State Dormitory Authority  Lenox Hill
Hospital Oblig Group
5.50%, 7/ 1/2030                                                            160                          167
New York State Dormitory Authority MBIA
5.25%, 10/ 1/2023                                                         1,500                        1,604
New York State Housing Finance Agency
6.63%, 8/15/2012                                                            365                          366
Tobacco Settlement Financing Authority AMBAC
5.25%, 6/ 1/2021                                                          2,200                        2,358
TSASC Inc/NY
5.13%, 6/ 1/2042                                                          1,000                        1,022
                                                                                           ------------------
                                                                                                      22,509
                                                                                           ------------------
North Carolina (0.33%)
City of Charlotte NC
5.50%, 8/ 1/2019                                                          1,000                        1,087
                                                                                           ------------------

Ohio (1.67%)
Adams County Hospital
6.25%, 9/ 1/2020                                                          1,000                        1,027
County of Cuyahoga OH
7.50%, 1/ 1/2030                                                          1,000                        1,095
Ohio County Commission Special District Excise
Tax Revenue  Fort Henry Economic Opportunity
Development District
- The Highlands Project

5.63%, 3/ 1/2036                                                            160                          168
Ohio State Turnpike Commission
5.50%, 2/15/2026                                                          2,000                        2,110
Ohio State University
5.13%, 12/ 1/2031                                                         1,000                        1,052
                                                                                           ------------------
                                                                                                       5,452
                                                                                           ------------------
Oklahoma (0.11%)
Oklahoma Housing Finance Agency
8.00%, 8/ 1/2018                                                            185                          192
Weatherford Hospital Authority
6.00%, 5/ 1/2025                                                            160                          171
                                                                                           ------------------
                                                                                                         363
                                                                                           ------------------
Oregon (1.54%)
City of Portland OR  AMBAC
5.75%, 6/15/2016                                                          1,000                        1,068
City of Portland OR  FSA
5.25%, 6/ 1/2020                                                          2,000                        2,151
Oregon Health & Science University  MBIA
5.25%, 7/ 1/2022                                                          1,000                        1,064
Oregon State Housing & Community Services Department/OR
5.65%, 7/ 1/2028                                                            750                          751
                                                                                           ------------------
                                                                                                       5,034
                                                                                           ------------------

Pennsylvania (3.52%)
Central Dauphin School District MBIA
6.75%, 2/ 1/2024                                                          1,000                        1,214
City of Philadelphia PA  FSA
5.25%, 7/ 1/2029                                                          2,500                        2,590
Fulton County Industustial Development Authority
Hospital Revenue
5.90%, 7/ 1/2040                                                            160                          166
Lehigh County General Purpose Authority
4.61%, 8/15/2042 (d)                                                      3,000                        3,000
Pennsylvania Higher Educational Facilties Authority
UPMC Health System
6.25%, 1/15/2018                                                          3,000                        3,278
Philadelphia Authority for Industrial Development
Richard Allen Development & Improvement
6.25%, 5/ 1/2033                                                            160                          162
Philadelphia Redevelopment Authority  FGIC
5.50%, 4/15/2017                                                          1,000                        1,071
                                                                                           ------------------
                                                                                                      11,481
                                                                                           ------------------
Puerto Rico (0.66%)
Commonwealth of Puerto Rico
5.25%, 7/ 1/2017                                                          1,000                        1,086
5.25%, 7/ 1/2030                                                          1,000                        1,075
                                                                                           ------------------
                                                                                                       2,161
                                                                                           ------------------
South Carolina (1.36%)
Lexington One School Facilities Corp  Lexington County,
South Carolina
5.25%, 12/ 1/2029                                                         1,000                        1,059
South Carolina Jobs-Economic Development Authority  AMBAC
5.20%, 11/ 1/2027                                                         1,000                        1,056
South Carolina Jobs-Economic Development Authority CIFG
5.00%, 11/ 1/2030                                                         2,200                        2,311
                                                                                           ------------------
                                                                                                       4,426
                                                                                           ------------------
South Dakota (0.40%)
South Dakota Health & Educational Facilities
Authority/SD
5.25%, 11/ 1/2034                                                         1,250                        1,316
                                                                                           ------------------

Tennessee (3.55%)
Chattanooga Health Educational & Housing Facility
Board/TN
5.50%, 10/ 1/2020                                                           565                          586
Johnson City Health & Educational Facilities Board
7.50%, 7/ 1/2033                                                          1,000                        1,158
5.50%, 7/ 1/2036                                                            500                          532
Shelby County Health Educational & Housing Facilities
Board
5.63%, 9/ 1/2026                                                            500                          514
Tennessee Energy Acquisition Corp/TN  Goldman Sacs
Group
5.25%, 9/ 1/2018                                                          3,000                        3,290
Tennessee Housing Development Agency/TN
5.70%, 7/ 1/2031                                                            450                          456
4.85%, 1/ 1/2032                                                          5,000                        5,040
                                                                                           ------------------
                                                                                                      11,576
                                                                                           ------------------
Texas (4.93%)
Alliance Airport Authority/TX  Federal Express Corp
4.85%, 4/ 1/2021                                                          1,000                        1,020
Austin TX Convention Enterprises Inc/TX
5.75%, 1/ 1/2034                                                            500                          527
City of Houston TX  AMBAC
5.75%, 9/ 1/2015                                                          1,000                        1,079
City of Houston TX  FSA
5.75%, 3/ 1/2015                                                             85                           90
City of San Antonio TX FSA
5.50%, 5/15/2017                                                          2,090                        2,259

Texas
Dallas-Fort Worth International Airport Facilities
Improvement Corp  FGIC
5.50%, 11/ 1/2031                                                         1,500                        1,583
Harris County Health Facilities Develop
4.02%, 9/ 1/2031                                                            100                          100
Harris County-Houston Sports Authority  MBIA
5.25%, 11/15/2040                                                         2,000                        2,102
Lower Colorado River Authority  FGIC
5.00%, 5/15/2033                                                          1,000                        1,027
Metro Health Facilities Development Corp/TX
7.20%, 1/ 1/2021                                                          1,100                        1,140
North Central Texas Health Facility Development Corp
5.13%, 5/15/2029                                                          1,000                        1,024
North Central Texas Health Facility Development Corp
AMBAC
5.25%, 8/15/2032                                                          1,000                        1,054
Sea Breeze Public Facility Corp  Sea Breeze Seniors LP
6.50%, 1/ 1/2046                                                            100                          102
Texas State Department Of Housing & Community Affairs
GNMA/FNMA
5.70%, 1/ 1/2033                                                          1,865                        1,924
Texas Tech University  MBIA
5.00%, 8/15/2025                                                          1,000                        1,055
                                                                                           ------------------
                                                                                                      16,086
                                                                                           ------------------
Virginia (1.21%)
Henrico County Economic Development Authority/VA
5.00%, 10/ 1/2027                                                         1,000                        1,028
Tobacco Settlement Financing Authority Corp/VA
5.63%, 6/ 1/2037                                                          1,000                        1,111
Virginia Beach Development Authority
5.38%, 11/ 1/2032                                                           500                          516
Virginia College Building Authority/VA
4.01%, 2/ 1/2026                                                          1,300                        1,300
                                                                                           ------------------
                                                                                                       3,955
                                                                                           ------------------
Washington (3.88%)
Franklin County School District No 1 Pasco  FSA
5.25%, 12/ 1/2019                                                         5,000                        5,368
Grant County Public Utility District No 2 Priest
Rapids FGIC
5.00%, 1/ 1/2024                                                          1,550                        1,633
King County School District No 415 Kent/WA
6.30%, 12/ 1/2008                                                         2,065                        2,117
State of Washington
6.40%, 6/ 1/2017                                                          3,000                        3,520
                                                                                           ------------------
                                                                                                      12,638
                                                                                           ------------------
West Virginia (0.77%)
Harrison County County Commission  MBIA
6.88%, 4/15/2022                                                          2,500                        2,506
                                                                                           ------------------

Wisconsin (1.88%)
County of Milwaukee WI FSA
5.25%, 12/ 1/2025                                                         4,000                        4,289
Wisconsin Health & Educational Facilities Authority
6.00%, 8/15/2019                                                            600                          640
Wisconsin Health & Educational Facilities Authority
AMBAC
7.13%, 8/15/2007                                                            200                          201
Wisconsin Housing & Economic Development
4.75%, 9/ 1/2033                                                          1,000                          997
                                                                                           ------------------
                                                                                                       6,127
                                                                                           ------------------
TOTAL TAX-EXEMPT BONDS                                                                  $            346,215
                                                                                           ------------------
Total Investments                                                                       $            346,215

LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-7.11%)
Notes with interest rates ranging from 3.93% to 4.01%
at April 30, 2007 and contractual maturities of                         (23,180)                     (23,180)
collateral ranging
from 2011 to 2041. (f)
                                                                                           ------------------


Total Net Investments                                                                   $            323,035
Other Assets in Excess of Liabilities, Net - 0.95%                                                     3,104
                                                                                           ------------------
TOTAL NET ASSETS - 100.00%                                                              $            326,139
                                                                                           ==================
                                                                                           ------------------

                                                                                           ==================

(a) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b)  Non-Income Producing Security

(c)  Security purchased on a when-issued basis.

(d)  Variable Rate

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,128 or 0.35% of net assets.

(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2007.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $             15,838
Unrealized Depreciation                                                 (419)
                                                            ------------------
Net Unrealized Appreciation (Depreciation)                             15,419
Cost for federal income tax purposes                                  307,612
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                       Current    Unrealized
                             Number of    Original      Market   Appreciation/
Type                         Contracts     Value        Value   (Depreciation)
------------------------------------------------------------- -----------
Sell:
U.S. 10 Year Note; June 2007    52          $5,643    $5,633          10
U.S. Long Bond; June 2007       40           4,465     4,470         (5)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Revenue                                                41.15%
Insured                                                40.74%
Prerefunded                                            14.64%
General Obligation                                      6.77%
Revenue - Special Tax                                   2.45%
Tax Allocation                                          0.41%
Liability for Floating Rate Notes Issued              (7.11%)
Other Assets in Excess of Liabilities, Net              0.95%
                                              ----------------
TOTAL NET ASSETS                                      100.00%
                                              ================

Other Assets Summary (unaudited)
--------------------------------------------------------------
Asset Type                                            Percent
--------------------------------------------------------------
Futures                                                 3.10%


Schedule of Investments

April 30, 2007 (unaudited)
Ultra Short Bond Fund
                                                                   Principal
                                                                   Amount                Value (000's)
                                                                   (000's)
BONDS (87.85%)
Advertising Services (0.19%)
Advanstar Communications Inc
10.75%, 8/15/2010                                               $       350         $                381
                                                                                       ------------------

Apparel Manufacturers (0.15%)
Levi Strauss & Co
12.25%, 12/15/2012                                                      275                          300
                                                                                       ------------------

Appliances (0.12%)
Whirlpool Corp
5.85%, 6/15/2009 (a)                                                    250                          250
                                                                                       ------------------

Asset Backed Securities (8.11%)
Ameriquest Mortgage Securities Inc
6.02%, 7/25/2035 (a)                                                  1,000                          962
Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, 5/25/2026                                                        855                          845
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (a)                                                    336                          337
Countrywide Asset-Backed Certificates
3.84%, 10/25/2030 (a)                                                    19                           19
6.24%, 12/25/2032 (a)                                                 1,234                        1,235
6.45%, 12/25/2032 (a)                                                   370                          370
6.77%, 5/25/2033 (a)                                                  1,000                        1,001
6.32%, 6/25/2035 (a)                                                  1,000                        1,003
5.97%, 11/25/2035 (a)                                                 1,000                          998
5.98%, 12/25/2035 (a)                                                   875                          873
5.82%, 2/25/2037 (a)                                                    500                          501
First Franklin Mortgage Loan Asset Backed Certificates
6.00%, 3/25/2034 (b)                                                    282                          110
Lehman XS Trust
6.01%, 11/25/2035 (a)                                                   687                          694
5.69%, 5/25/2046 (a)                                                  1,500                        1,506
5.85%, 5/25/2046 (a)(c)                                               1,415                        1,413
6.22%, 6/25/2046 (a)(c)                                               2,003                        2,002
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (b)(c)                                                780                          744
Long Beach Mortgage Loan Trust
5.82%, 2/25/2035 (a)                                                  1,000                        1,002
Nomura Asset Acceptance Corp
5.54%, 1/25/2036 (a)(b)                                                 981                          982
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (b)                                                    149                           90
                                                                                       ------------------
                                                                                                  16,687
                                                                                       ------------------
Auto - Car & Light Trucks (0.49%)
DaimlerChrysler NA Holding Corp
5.77%, 3/13/2009 (a)                                                  1,000                        1,003
                                                                                       ------------------


Auto/Truck Parts & Equipment - Original (0.16%)
Tenneco Inc
10.25%, 7/15/2013                                                       300                          329
                                                                                       ------------------

Automobile Sequential (0.09%)
Carss Finance LP
6.27%, 1/15/2011 (a)(b)                                                 190                          191
                                                                                       ------------------

Brewery (0.12%)
SABMiller PLC
5.65%, 7/ 1/2009 (a)(b)                                                 250                          250
                                                                                       ------------------

Building - Residential & Commercial (0.25%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                      400                          405
KB Home
9.50%, 2/15/2011 (d)                                                    100                          103
                                                                                       ------------------
                                                                                                     508
                                                                                       ------------------
Building Products - Cement & Aggregate (0.21%)
Martin Marietta Corp
5.51%, 4/30/2010 (a)                                                    435                          435
                                                                                       ------------------

Building Products - Wood (0.16%)
Masco Corp
5.65%, 3/12/2010 (a)                                                    335                          336
                                                                                       ------------------

Cable TV (0.32%)
COX Communications Inc
5.91%, 12/14/2007 (a)                                                   250                          251
CSC Holdings Inc
7.88%, 12/15/2007                                                       400                          405
                                                                                       ------------------
                                                                                                     656
                                                                                       ------------------
Casino Hotels (0.34%)
Harrah's Operating Co Inc
5.96%, 2/ 8/2008 (a)(b)                                                 300                          301
MGM Mirage
9.75%, 6/ 1/2007                                                        400                          401
                                                                                       ------------------
                                                                                                     702
                                                                                       ------------------
Cellular Telecommunications (0.82%)
Rogers Wireless Inc
8.48%, 12/15/2010 (a)                                                   500                          510
US Unwired Inc
10.00%, 6/15/2012                                                       250                          273
Vodafone Group PLC
5.69%, 6/15/2011 (a)(d)                                                 500                          502
5.64%, 2/27/2012 (a)(e)                                                 400                          401
                                                                                       ------------------
                                                                                                   1,686
                                                                                       ------------------
Chemicals - Diversified (0.50%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                       650                          686
Huntsman LLC
11.50%, 7/15/2012                                                       300                          334
                                                                                       ------------------
                                                                                                   1,020
                                                                                       ------------------
Commercial Banks (0.76%)
Glitnir Banki HF
5.52%, 10/15/2008 (a)(b)(d)                                             250                          250

Commercial Banks
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)                                                   750                          781
VTB Capital SA for Vneshtorgbank
6.10%, 9/21/2007 (b)                                                    135                          135
5.96%, 8/ 1/2008 (a)(b)                                                 400                          400
                                                                                       ------------------
                                                                                                   1,566
                                                                                       ------------------
Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                        100                           97
                                                                                       ------------------

Computers - Memory Devices (0.24%)
Seagate Technology HDD Holdings
6.19%, 10/ 1/2009 (a)(d)                                                500                          501
                                                                                       ------------------

Containers - Metal & Glass (0.24%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                        486                          496
                                                                                       ------------------

Credit Card Asset Backed Securities (1.18%)
Citibank Credit Card Issuance Trust
6.49%, 12/15/2009 (a)                                                 1,915                        1,925
Discover Card Master Trust I
5.56%, 5/15/2012 (a)                                                    500                          502
                                                                                       ------------------
                                                                                                   2,427
                                                                                       ------------------
Cruise Lines (0.17%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008                                                        350                          353
                                                                                       ------------------

Drug Delivery Systems (0.24%)
Hospira Inc
5.83%, 3/30/2010 (a)                                                    500                          502
                                                                                       ------------------

Electric - Generation (0.03%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                       62                           67
                                                                                       ------------------

Electric - Integrated (1.45%)
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                        350                          344
DTE Energy Co
5.63%, 8/16/2007                                                        310                          310
Entergy Gulf States Inc
6.09%, 12/ 8/2008 (a)(b)                                                200                          201
5.76%, 12/ 1/2009 (a)                                                   405                          405
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                   200                          207
Nevada Power Co
9.00%, 8/15/2013                                                        200                          215
TECO Energy Inc
6.13%, 5/ 1/2007                                                        500                          500
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                        300                          301
TXU Energy Co LLC
5.85%, 9/16/2008 (a)(b)                                                 500                          500
                                                                                       ------------------
                                                                                                   2,983
                                                                                       ------------------

Electronic Components - Semiconductors (0.34%)
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (b)                                                    700                          700
                                                                                       ------------------

Finance - Auto Loans (0.18%)
Ford Motor Credit Co
8.11%, 1/13/2012 (a)                                                    250                          247
GMAC LLC
6.31%, 11/30/2007                                                       125                          124
                                                                                       ------------------
                                                                                                     371
                                                                                       ------------------
Finance - Commercial (0.35%)
CIT Group Inc
5.64%, 7/28/2011 (a)                                                    475                          472
5.61%, 2/13/2012 (a)                                                    250                          248
                                                                                       ------------------
                                                                                                     720
                                                                                       ------------------
Finance - Leasing Company (0.64%)
Case Credit Corp
6.75%, 10/21/2007 (d)                                                   551                          552
International Lease Finance Corp
5.70%, 4/20/2009 (a)                                                    750                          753
                                                                                       ------------------
                                                                                                   1,305
                                                                                       ------------------
Finance - Mortgage Loan/Banker (2.64%)
Fannie Mae Grantor Trust
4.91%, 9/26/2033 (a)                                                  1,253                        1,247
Freddie Mac
6.00%, 6/15/2031                                                      1,011                        1,014
Ginnie Mae
1.83%, 10/16/2012 (a)                                                 9,749                          410
3.96%, 6/16/2031                                                      1,173                        1,136
1.13%, 2/16/2047 (a)                                                  9,680                          621
Residential Capital LLC
6.73%, 6/29/2007 (a)                                                    750                          751
5.84%, 6/ 9/2008 (a)                                                    250                          248
                                                                                       ------------------
                                                                                                   5,427
                                                                                       ------------------
Finance - Other Services (0.38%)
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(b)                                                750                          787
                                                                                       ------------------

Food - Miscellaneous/Diversified (0.16%)
Corn Products International Inc
8.25%, 7/15/2007                                                        330                          332
                                                                                       ------------------

Food - Retail (0.30%)
Safeway Inc
5.70%, 3/27/2009 (a)                                                    625                          626
                                                                                       ------------------

Gas - Distribution (0.17%)
Sempra Energy
5.83%, 5/21/2008 (a)                                                    350                          350
                                                                                       ------------------

Home Equity - Other (4.05%)
Adjustable Rate Mortage NIM Trust
6.50%, 4/27/2036 (b)(c)                                                 744                          595
Asset Backed Funding Corp NIM Trust
5.90%, 7/26/2035 (b)                                                     56                           56
Citifinancial Mortgage Securities Inc
3.22%, 10/25/2033 (a)                                                    81                           80

Home Equity - Other
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)                                                    375                          372
First NLC Trust
6.07%, 9/25/2035 (a)                                                  1,000                          987
GSAA Trust
5.69%, 4/25/2034                                                      1,355                        1,351
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)                                                 290                          290
MASTR ABS NIM Trust
4.75%, 5/26/2035 (b)                                                     43                           42
Mastr Asset Backed Securities Trust
5.97%, 10/25/2035 (a)                                                   475                          462
New Century Home Equity Loan Trust
6.02%, 7/25/2035 (a)                                                  1,000                          970
Option One Mortgage Loan Trust
5.99%, 8/25/2035 (a)                                                  1,000                          991
Residential Asset Securities Corp
4.03%, 4/25/2030                                                        181                          180
6.00%, 4/25/2035 (a)                                                  1,000                          998
6.07%, 7/25/2035 (a)                                                  1,000                          950
                                                                                       ------------------
                                                                                                   8,324
                                                                                       ------------------
Home Equity - Sequential (0.97%)
Argent Securities Inc
4.60%, 1/25/2034 (a)                                                    342                          338
Merrill Lynch Mortgage Investors Inc
4.50%, 1/25/2035 (b)                                                  1,658                        1,661
                                                                                       ------------------
                                                                                                   1,999
                                                                                       ------------------
Hotels & Motels (0.22%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                        450                          450
                                                                                       ------------------

Independent Power Producer (0.26%)
Reliant Energy Inc
9.25%, 7/15/2010                                                        500                          524
                                                                                       ------------------

Industrial Automation & Robots (0.12%)
Intermec Inc
7.00%, 3/15/2008                                                        250                          251
                                                                                       ------------------

Insurance Brokers (0.66%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                                  1,350                        1,350
                                                                                       ------------------

Investment Companies (0.49%)
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (a)(b)                                              1,000                        1,001
                                                                                       ------------------

Life & Health Insurance (0.53%)
Cigna Corp
7.40%, 5/15/2007                                                        475                          475
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                        385                          387
Unum Group
5.86%, 5/15/2009                                                        230                          232
                                                                                       ------------------
                                                                                                   1,094
                                                                                       ------------------

Medical - Drugs (0.27%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)(b)                                                225                          230
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013 (a)(b)                                                325                          331
                                                                                       ------------------
                                                                                                     561

                                                                                       ------------------
Medical - Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
5.62%, 10/ 2/2009 (a)(b)                                                250                          250
                                                                                       ------------------

Metal Processors & Fabrication (0.12%)
Timken Co
5.75%, 2/15/2010                                                        250                          249
                                                                                       ------------------

Mortgage Backed Securities (47.24%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)                                                 375                          374
American Home Mortgage Assets
6.04%, 11/25/2035 (a)(c)                                                512                          521
American Home Mortgage Investment Trust
6.89%, 9/25/2045 (a)                                                    712                          729
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)                                                  2,109                        2,104
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                        25                           26
7.33%, 11/15/2031                                                       400                          416
0.33%, 7/10/2042                                                     76,468                          745
0.09%, 7/10/2043 (a)(b)                                               6,230                           76
0.34%, 9/10/2045                                                    127,971                        1,238
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(b)                                                 525                          526
Banc of America Mortgage Securities Inc
3.79%, 8/25/2034 (a)                                                    930                          936
Bear Stearns Adjustable Rate Mortgage Trust
6.11%, 4/25/2034 (a)                                                    250                          252
Bear Stearns Alt-A Trust
5.97%, 7/25/2035 (a)                                                  1,000                          994
5.97%, 8/25/2035 (a)                                                  1,002                        1,002
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (a)                                                  1,150                        1,146
Chase Mortgage Finance Corp
5.81%, 3/25/2037 (a)(c)                                                 625                          626
Citicorp Mortgage Securities Inc
5.50%, 12/25/2033                                                     1,492                        1,465
Citigroup Commercial Mortgage Trust
0.63%, 5/15/2043 (b)                                                 36,741                          683
0.72%, 10/15/2049 (a)                                                25,800                          709
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.65%, 10/15/2048 (a)                                                11,854                          279
0.56%, 12/11/2049 (a)(b)                                             15,500                          433
Countrywide Alternative Loan Trust
6.06%, 10/25/2034 (a)                                                   712                          715
6.37%, 2/25/2035 (a)                                                  1,000                        1,004
6.17%, 7/25/2035 (a)                                                    998                          994
6.36%, 8/25/2035 (a)(c)                                               2,561                        2,572
5.74%, 12/25/2035 (a)                                                 1,932                        1,937
6.50%, 1/25/2036 (b)                                                    286                          283
5.67%, 5/25/2036 (a)                                                  1,495                        1,496
5.72%, 5/25/2036 (a)                                                  1,894                        1,894

Mortgage Backed Securities
Countrywide Alternative Loan Trust (continued)
6.00%, 5/25/2036                                                        885                          883
5.63%, 3/20/2046 (a)                                                  1,478                        1,480
Countrywide Asset-Backed Certificates
6.00%, 11/ 8/2036 (b)                                                   688                          683
Countrywide Home Loan Mortgage Pass Thr
3.10%, 7/25/2034                                                      1,494                        1,491
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 7/25/2033 (a)                                                  1,674                        1,671
5.62%, 3/25/2035 (a)                                                    609                          610
5.56%, 3/20/2036 (a)                                                    792                          790
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (a)(b)                                              1,167                        1,168
0.47%, 11/15/2036 (a)(b)                                              7,806                          324
0.83%, 7/15/2037 (b)                                                 26,555                          651
1.94%, 5/15/2038 (b)                                                  1,783                           65
Deutsche ALT-A Securities NIM Trust
6.50%, 2/25/2047 (a)(b)(c)                                              891                          888
Downey Savings & Loan Association Mortgage
5.58%, 4/19/2047 (a)                                                  1,833                        1,838
DSLA NIM Corp
6.41%, 9/19/2037 (a)(b)(c)                                              750                          749
First Republic Mortgage Loan Trust
5.62%, 8/15/2032 (a)                                                    402                          403
First Union National Bank Commercial Mortgage Trust
1.18%, 1/12/2043 (a)(b)                                              28,271                          843
G-Force LLC
5.62%, 12/25/2039 (a)(b)                                              1,000                        1,000
GMAC Commercial Mortgage Securities Inc
0.95%, 5/10/2043 (a)                                                 16,547                          375
Greenwich Capital Commercial Funding Corp
0.27%, 4/10/2037 (b)                                                 28,416                          155
0.97%, 8/10/2042 (a)(b)                                              58,466                        1,470
GS Mortgage Securities Corp II
0.89%, 7/10/2039 (a)(b)                                               7,554                          205
GSC Capital Corp Mortgage Trust
5.58%, 2/25/2036 (a)                                                    283                          284
Harborview NIM Corp
6.41%, 12/19/2036 (b)(c)                                                840                          835
Heller Financial Commercial Mortgage Asset Corp
8.20%, 1/17/2034 (a)                                                    600                          642
Homebanc Mortgage Trust
5.99%, 7/25/2035 (a)                                                  1,000                          998
5.65%, 10/25/2035 (a)                                                 2,352                        2,360
5.66%, 1/25/2036 (a)                                                  2,109                        2,116
Impac CMB Trust
6.31%, 9/25/2034 (a)                                                    218                          212
5.81%, 10/25/2034 (a)                                                 1,126                        1,127
6.87%, 10/25/2034 (a)                                                   444                          446
5.69%, 11/25/2034 (a)                                                   136                          136
5.70%, 1/25/2035 (a)                                                     51                           51
5.63%, 4/25/2035 (a)                                                  1,093                        1,095
5.83%, 8/25/2035 (a)                                                    226                          227
5.86%, 8/25/2035 (a)                                                    251                          252
Impac Secured Assets CMN Owner Trust
5.72%, 11/25/2034 (a)                                                   162                          162
Indymac Index Mortgage Loan Trust
5.27%, 3/25/2035 (a)(c)                                               1,160                        1,162
5.38%, 5/25/2035 (a)                                                    756                          756
Mortgage Backed Securities
Indymac Index Mortgage Loan Trust (continued)
5.27%, 6/25/2035 (a)                                                  1,892                        1,928
0.80%, 7/25/2035 (a)(c)                                              34,989                          301
JP Morgan Chase Commercial Mortgage Securities
0.73%, 10/12/2035 (a)(b)                                             31,111                        1,118
0.44%, 7/12/2037 (b)                                                 82,049                          644
0.80%, 10/12/2037 (a)(b)                                              7,034                          292
0.71%, 7/15/2042 (a)                                                 24,633                          492
JP Morgan Mortgage Trust
4.90%, 4/25/2035 (a)                                                    545                          540
LB-UBS Commercial Mortgage Trust
0.94%, 7/15/2040 (a)                                                 23,556                          667
Lehman XS Net Interest Margin Notes
6.25%, 5/28/2046 (b)(c)                                                 980                          981
Mastr Seasoned Securities Trust
5.29%, 10/25/2032 (a)                                                   309                          312
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (a)                                                     69                           69
5.67%, 8/25/2036 (a)                                                  1,323                        1,328
Merrill Lynch Mortgage Trust
0.74%, 5/12/2043                                                     11,094                          278
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.06%, 7/12/2046 (a)                                                 13,227                          220
0.06%, 12/12/2049 (a)                                                38,872                          589
0.86%, 12/12/2049 (a)                                                25,500                          871
MLCC Mortgage Investors Inc
5.81%, 7/25/2029 (a)                                                  1,336                        1,339
Morgan Stanley Capital I
5.48%, 8/15/2019 (a)(b)                                                 679                          679
5.70%, 8/25/2046 (a)(c)                                               1,000                          995
5.92%, 12/20/2046 (a)(c)                                                200                          199
Residential Funding Mortgage Securities
5.92%, 7/25/2036 (a)                                                  2,358                        2,366
Structured Adjustable Rate Mortgage Loan Trust
6.02%, 8/25/2034 (a)                                                    953                          959
Structured Asset Mortgage Investments I
7.35%, 8/25/2035 (a)(c)                                                 413                          415
6.19%, 5/25/2036 (a)(c)                                               1,181                        1,192
Structured Asset Mortgage Investments II
5.90%, 8/25/2035 (a)                                                    986                          991
5.63%, 2/25/2036 (a)                                                  1,124                        1,128
5.46%, 5/25/2036 (a)(c)                                                 801                          801
6.00%, 5/25/2045 (a)                                                    873                          865
Wachovia Bank Commercial Mortgage Trust
0.31%, 6/15/2035 (b)                                                  9,567                          302
0.60%, 10/15/2041 (a)(b)                                              2,271                           36
0.43%, 3/15/2042 (a)(b)                                               3,242                           36
0.81%, 5/15/2044 (a)(b)                                              20,712                          496
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (a)                                                 1,430                        1,430
3.07%, 8/25/2033                                                        481                          473
3.18%, 9/25/2033                                                         74                           74
3.54%, 7/25/2034                                                        170                          169
3.62%, 4/25/2035 (a)                                                    315                          314
4.92%, 8/25/2035 (a)                                                    641                          635
4.84%, 9/25/2035 (a)                                                    723                          714
5.96%, 9/25/2036 (a)                                                  1,816                        1,821
6.41%, 4/25/2044 (a)                                                    846                          848
5.99%, 7/25/2045 (a)                                                    969                          979
Mortgage Backed Securities
WaMu Mortgage Pass Through Certificates (continued)
5.57%, 11/25/2045 (a)                                                   205                          206
5.87%, 1/25/2046 (a)                                                    998                        1,007
5.85%, 11/25/2046 (a)(c)                                              1,776                        1,774
5.78%, 5/25/2047 (a)(c)                                               2,000                        1,998
Washington Mutual Alternative Mortgage
6.00%, 7/25/2046 (a)(c)                                               2,041                        2,045
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (b)                                                    691                          670
Wells Fargo Mortgage Backed Securities
5.24%, 4/25/2036 (a)                                                  1,793                        1,786
                                                                                       ------------------
                                                                                                  97,150
                                                                                       ------------------
Mortgage Securities (0.79%)
Ginnie Mae
4.51%, 10/16/2028 (a)(c)                                                475                          467
0.85%, 3/16/2047 (a)(c)                                               3,675                          241
Residential Accredit Loans Inc
6.82%, 2/25/2036 (a)                                                    919                          918
                                                                                       ------------------
                                                                                                   1,626
                                                                                       ------------------
Multi-Line Insurance (0.20%)
CNA Financial Corp
6.45%, 1/15/2008                                                        400                          402
                                                                                       ------------------

Multimedia (0.37%)
Time Warner Inc
5.59%, 11/13/2009 (a)                                                   500                          501
Viacom Inc
5.70%, 6/16/2009 (a)(d)                                                 250                          251
                                                                                       ------------------
                                                                                                     752

                                                                                       ------------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                        350                          369
                                                                                       ------------------

Office Automation & Equipment (0.24%)
Xerox Corp
6.10%, 12/18/2009 (a)                                                   500                          503
                                                                                       ------------------

Oil - Field Services (0.38%)
BJ Services Co
5.53%, 6/ 1/2008 (a)                                                    100                          100
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                    399                          400
Smith International Inc
7.00%, 9/15/2007                                                        275                          276
                                                                                       ------------------
                                                                                                     776
                                                                                       ------------------
Oil & Gas Drilling (0.16%)
ENSCO International Inc
6.75%, 11/15/2007                                                       322                          325
                                                                                       ------------------

Oil Company - Exploration & Production (1.37%)
Anadarko Petroleum Corp
5.75%, 9/15/2009 (a)                                                    400                          401
Houston Exploration Co
7.00%, 6/15/2013                                                        250                          251
Newfield Exploration Co
7.45%, 10/15/2007                                                       500                          503

Oil Company - Exploration & Production
Pemex Project Funding Master Trust
7.16%, 10/15/2009 (a)(b)                                                500                          518
6.65%, 6/15/2010 (a)(b)                                                 350                          360
Vintage Petroleum Inc
8.25%, 5/ 1/2012 (f)                                                    750                          780
                                                                                       ------------------
                                                                                                   2,813

                                                                                       ------------------
Oil Refining & Marketing (0.10%)
Giant Industries Inc
11.00%, 5/15/2012                                                       200                          211
                                                                                       ------------------

Optical Supplies (0.15%)
Bausch & Lomb Inc
6.95%, 11/15/2007 (d)                                                   300                          301
                                                                                       ------------------

Paper & Related Products (0.15%)
Bowater Inc
8.35%, 3/15/2010 (a)                                                    300                          302
                                                                                       ------------------

Property & Casualty Insurance (0.14%)
WR Berkley Corp
9.88%, 5/15/2008                                                        267                          277
                                                                                       ------------------

Publishing - Periodicals (0.30%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                       300                          313
12.13%, 11/15/2012                                                      275                          300
                                                                                       ------------------
                                                                                                     613
                                                                                       ------------------
Real Estate Operator & Developer (0.18%)
Duke Realty LP
3.50%, 11/ 1/2007                                                       125                          124
First Industrial LP
7.60%, 5/15/2007                                                        250                          250
                                                                                       ------------------
                                                                                                     374
                                                                                       ------------------
Regional Banks (1.40%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (a)                                                    250                          247
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                     1,200                        1,250
Fleet Capital Trust II
7.92%, 12/11/2026                                                       577                          600
NB Capital Trust
7.83%, 12/15/2026                                                       750                          781
                                                                                       ------------------
                                                                                                   2,878
                                                                                       ------------------
REITS - Diversified (0.52%)
iStar Financial Inc
5.90%, 3/16/2009 (a)                                                    375                          377
5.69%, 9/15/2009 (a)                                                    400                          401
5.69%, 3/ 9/2010 (a)                                                    300                          300
                                                                                       ------------------
                                                                                                   1,078

                                                                                       ------------------
REITS - Healthcare (0.20%)
National Health Investors Inc
7.30%, 7/16/2007                                                        400                          400
                                                                                       ------------------

REITS - Office Property (0.57%)
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                        175                          176

REITS - Office Property
HRPT Properties Trust
5.95%, 3/16/2011 (a)                                                  1,000                        1,000
                                                                                       ------------------
                                                                                                   1,176
                                                                                       ------------------
REITS - Warehouse & Industrial (0.24%)
Prologis
5.61%, 8/24/2009 (a)                                                    500                          501
                                                                                       ------------------

Rental - Auto & Equipment (0.49%)
Erac USA Finance Co
5.60%, 4/30/2009 (a)(b)                                                 500                          501
5.61%, 8/28/2009 (a)(b)(e)                                              500                          501
                                                                                       ------------------
                                                                                                   1,002
                                                                                       ------------------
Retail - Regional Department Store (0.50%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                       765                          769
8.13%, 4/ 1/2027                                                        250                          257
                                                                                       ------------------
                                                                                                   1,026
                                                                                       ------------------
Rubber - Tires (0.12%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (a)(b)                                                250                          253
                                                                                       ------------------

Satellite Telecommunications (0.30%)
Intelsat Corp
6.38%, 1/15/2008                                                        610                          610
                                                                                       ------------------

Special Purpose Banks (0.12%)
Korea Development Bank
5.64%, 11/22/2012 (a)                                                   250                          251
                                                                                       ------------------

Special Purpose Entity (0.12%)
Tyco International Group SA Participati
4.44%, 6/15/2007 (b)                                                    250                          250
                                                                                       ------------------

Steel - Producers (0.38%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                        250                          278
Steel Dynamics Inc
9.50%, 3/15/2009                                                         75                           77
United States Steel Corp
9.75%, 5/15/2010                                                        400                          420
                                                                                       ------------------
                                                                                                     775
                                                                                       ------------------
Supranational Bank (0.24%)
Corp Andina de Fomento
5.59%, 3/14/2008 (a)                                                    500                          500
                                                                                       ------------------

Telecommunication Services (0.08%)
Qwest Corp
5.63%, 11/15/2008 (d)                                                   170                          170
                                                                                       ------------------

Telephone - Integrated (1.26%)
LCI International Inc
7.25%, 6/15/2007                                                        500                          500
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                        100                          100
New England Telephone & Telegraph
7.65%, 6/15/2007                                                        230                          230

Telephone - Integrated
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (a)                                                    160                          160
5.97%, 7/18/2011 (a)                                                    600                          605
Telefonica Emisiones SAU
5.65%, 6/19/2009 (a)                                                  1,000                        1,004
                                                                                       ------------------
                                                                                                   2,599
                                                                                       ------------------
TOTAL BONDS                                                                         $            180,660
                                                                                       ------------------
CONVERTIBLE BONDS (0.18%)
Retail - Auto Parts (0.18%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                        375                          374
                                                                                       ------------------
TOTAL CONVERTIBLE BONDS                                                             $                374
                                                                                       ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (9.16%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.99%)
5.26%, 7/ 1/2033 (a)                                                  1,322                        1,357
7.32%, 10/ 1/2033 (a)                                                   272                          274
6.56%, 8/ 1/2035 (a)                                                    403                          411
                                                                                       ------------------
                                                                                                   2,042
                                                                                       ------------------
Federal National Mortgage Association (FNMA) (7.69%)
4.99%, 6/ 1/2032 (a)                                                    978                          988
5.50%, 6/ 1/2032 (a)                                                    841                          856
7.15%, 8/ 1/2032 (a)                                                    438                          451
5.15%, 9/ 1/2032 (a)                                                  1,495                        1,518
6.90%, 10/ 1/2033 (a)                                                   291                          295
7.63%, 10/ 1/2033 (a)                                                   285                          290
7.63%, 1/ 1/2034 (a)                                                    414                          423
5.81%, 2/ 1/2034 (a)                                                    345                          351
5.62%, 3/ 1/2034 (a)                                                  1,013                        1,023
6.49%, 3/ 1/2034 (a)                                                  1,089                        1,108
6.86%, 3/ 1/2034 (a)                                                  1,177                        1,198
6.95%, 3/ 1/2034 (a)                                                    802                          816
4.57%, 7/ 1/2034 (a)                                                  1,622                        1,634
6.60%, 12/ 1/2034 (a)                                                   958                          968
6.07%, 1/ 1/2035 (a)                                                     65                           66
4.50%, 2/ 1/2035 (a)                                                  1,631                        1,658
4.56%, 2/ 1/2035 (a)                                                    727                          734
5.81%, 2/ 1/2035 (a)                                                    273                          277
4.52%, 9/ 1/2035 (a)                                                    966                          963
7.03%, 1/ 1/2036 (a)                                                    184                          188
                                                                                       ------------------
                                                                                                  15,805

                                                                                       ------------------
U.S. Treasury (0.48%)
4.13%, 8/15/2008 (d)                                                  1,000                          992
                                                                                       ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                               $             18,839

                                                                                       ------------------
SHORT TERM INVESTMENTS (3.53%)
Commercial Paper (3.53%)
Investment in Joint Trading Account: Citigroup Funding
5.31%, 5/ 1/2007                                                      7,264                        7,264
                                                                                       ------------------
TOTAL SHORT TERM INVESTMENTS                                                        $              7,264
                                                                                       ------------------
MONEY MARKET FUNDS (1.17%)
Money Center Banks (1.17%)
BNY Institutional Cash Reserve Fund (e)                               2,404                        2,404
                                                                                       ------------------
TOTAL MONEY MARKET FUNDS                                                            $              2,404
                                                                                       ------------------
Total Investments                                                                   $            209,541
Liabilities in Excess of Other Assets, Net - (1.89)%                                             (3,878)
                                                                                       ------------------
TOTAL NET ASSETS - 100.00%                                                          $            205,663
                                                                                       ==================
                                                                                       ------------------

                                                                                       ==================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $29,926 or 14.55% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23,806 or 11.58% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Security was purchased with the cash proceeds from securities loans.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $218 or 0.11% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $       672
Unrealized Depreciation                                       (1,023)
                                                            ----------
Net Unrealized Appreciation (Depreciation)                      (351)
Cost for federal income tax purposes                          209,892
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                     Current      Unrealized
                               Number of    Original  Market     Appreciation/
Type                           Contracts     Value    Value     (Depreciation)
-------------------------------------------------------- -------------
Sell:
U.S. 2 Year Note; June 2007       31         $6,338     $6,347           (9)
All dollar amounts are shown in thousands (000's)
Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Mortgage Securities                                      58.54%
Asset Backed Securities                                  14.72%
Financial                                                12.86%
Communications                                            3.63%
Consumer, Cyclical                                        2.70%
Energy                                                    2.01%
Utilities                                                 1.91%
Consumer, Non-cyclical                                    1.86%
Industrial                                                1.04%
Basic Materials                                           1.02%
Technology                                                0.88%
Government                                                0.72%
Liabilities in Excess of Other Assets, Net             (-1.89%)
                                              ------------------
TOTAL NET ASSETS                                        100.00%
                                              ==================

Other Assets Summary (unaudited)
----------------------------------------------------------------
Asset Type                                              Percent
----------------------------------------------------------------
Futures                                                   3.09%


Schedule of Investments

April 30, 2007 (unaudited)
West Coast Equity Fund

                                                                      Shares                Value (000's)
                                                                        Held
COMMON STOCKS (98.07%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)                                                     25,000         $              1,471
                                                                                          ------------------

Advertising Services (0.54%)
Getty Images Inc (a)(b)                                                189,400                        9,849
                                                                                          ------------------

Aerospace & Defense (3.23%)
Boeing Co                                                              453,983                       42,221
Northrop Grumman Corp (a)                                              202,600                       14,913
Teledyne Technologies Inc (a)(b)                                        44,100                        1,945
                                                                                          ------------------
                                                                                                     59,079
                                                                                          ------------------
Agricultural Operations (0.26%)
Archer-Daniels-Midland Co                                              124,400                        4,814
                                                                                          ------------------

Airlines (1.08%)
Alaska Air Group Inc (a)(b)                                            352,810                       10,443
Cathay Pacific Airways Ltd ADR                                         725,900                        9,364
                                                                                          ------------------
                                                                                                     19,807
                                                                                          ------------------
Apparel Manufacturers (0.39%)
Columbia Sportswear Co (a)                                             113,750                        7,121
                                                                                          ------------------

Applications Software (3.98%)
Actuate Corp (a)(b)                                                    823,600                        4,678
Microsoft Corp                                                        1,987,478                      59,505
Quest Software Inc (a)(b)                                              496,300                        8,442
                                                                                          ------------------
                                                                                                     72,625
                                                                                          ------------------
Athletic Footwear (1.34%)
Nike Inc (a)                                                           454,000                       24,452
                                                                                          ------------------

Auto - Car & Light Trucks (1.04%)
Toyota Motor Corp ADR                                                  156,700                       19,027
                                                                                          ------------------

Auto - Medium & Heavy Duty Trucks (1.66%)
Paccar Inc (a)                                                         361,530                       30,361
                                                                                          ------------------

Beverages - Non-Alcoholic (0.30%)
PepsiCo Inc                                                             82,900                        5,479
                                                                                          ------------------

Building - Mobile Home & Manufactured Housing (0.68%)
Monaco Coach Corp                                                      814,200                       12,482
                                                                                          ------------------

Building - Residential & Commercial (0.18%)
KB Home                                                                 73,400                        3,238
                                                                                          ------------------

Building & Construction Products - Miscellaneous (0.70%)
Simpson Manufacturing Co Inc (a)                                       398,300                       12,813
                                                                                          ------------------


Building Products - Cement & Aggregate (0.02%)
Cemex SAB de CV ADR (a)(b)                                              12,600                          410
                                                                                          ------------------

Chemicals - Specialty (0.08%)
Symyx Technologies (a)(b)                                              132,932                        1,530
                                                                                          ------------------

Commercial Banks (3.37%)
Banner Corp                                                            120,297                        4,490
City National Corp/Beverly Hills CA (a)                                206,000                       15,083
East West Bancorp Inc                                                  506,000                       20,169
Greater Bay Bancorp                                                    288,600                        7,443
Pacific Capital Bancorp (a)                                             85,433                        2,301
UCBH Holdings Inc (a)                                                  204,800                        3,678
UnionBanCal Corp (a)                                                   136,600                        8,398
                                                                                          ------------------
                                                                                                     61,562
                                                                                          ------------------
Computer Aided Design (0.15%)
Autodesk Inc (a)(b)                                                     64,900                        2,678
                                                                                          ------------------

Computers (1.73%)
Apple Inc (a)(b)                                                        90,450                        9,027
Hewlett-Packard Co                                                     535,000                       22,545
                                                                                          ------------------
                                                                                                     31,572
                                                                                          ------------------
Computers - Integrated Systems (0.19%)
Radisys Corp (a)(b)                                                    223,308                        3,385
                                                                                          ------------------

Computers - Memory Devices (0.15%)
Network Appliance Inc (a)(b)                                            74,700                        2,780
                                                                                          ------------------

Consumer Products - Miscellaneous (1.42%)
Central Garden and Pet Co - A Shares (a)(b)                            252,700                        3,619
Central Garden and Pet Co (a)(b)                                       119,800                        1,774
Clorox Co                                                              307,430                       20,622
                                                                                          ------------------
                                                                                                     26,015
                                                                                          ------------------
Cosmetics & Toiletries (2.09%)
Bare Escentuals Inc (a)(b)                                              44,900                        1,815
Colgate-Palmolive Co                                                   137,400                        9,308
Estee Lauder Cos Inc/The (a)                                           145,000                        7,456
Procter & Gamble Co                                                    305,400                       19,640
                                                                                          ------------------
                                                                                                     38,219
                                                                                          ------------------
Data Processing & Management (0.27%)
Fair Isaac Corp (a)                                                    137,850                        4,923
                                                                                          ------------------

Diagnostic Kits (0.33%)
OraSure Technologies Inc (a)(b)                                        812,081                        6,050
                                                                                          ------------------

Dialysis Centers (0.68%)
DaVita Inc (a)(b)                                                      227,700                       12,435
                                                                                          ------------------

Disposable Medical Products (0.21%)
CR Bard Inc                                                             46,000                        3,824
                                                                                          ------------------

Distribution & Wholesale (0.13%)
Building Materials Holding Corp (a)                                    164,250                        2,385
                                                                                          ------------------

Diversified Manufacturing Operations (0.50%)
General Electric Co                                                    249,000                        9,178
                                                                                          ------------------

E-Commerce - Products (0.38%)
Blue Nile Inc (a)(b)                                                   149,400                        7,031
                                                                                          ------------------

E-Commerce - Services (0.08%)
eBay Inc (b)                                                            42,700                        1,449
                                                                                          ------------------

Electric - Integrated (0.13%)
Edison International                                                    43,700                        2,288
                                                                                          ------------------

Electronic Components - Semiconductors (2.03%)
Intel Corp                                                             801,700                       17,237
International Rectifier Corp (a)(b)                                     36,000                        1,270
Lattice Semiconductor Corp (b)                                         532,380                        2,907
LSI Corp (a)(b)                                                        402,400                        3,420
Nvidia Corp (a)(b)                                                     101,700                        3,345
Pixelworks Inc (b)                                                     621,400                          944
QLogic Corp (a)(b)                                                     265,000                        4,738
SiRF Technology Holdings Inc (a)(b)                                    134,700                        3,268
                                                                                          ------------------
                                                                                                     37,129
                                                                                          ------------------
Electronic Design Automation (0.07%)
Mentor Graphics Corp (b)                                                83,700                        1,354
                                                                                          ------------------

Electronic Forms (1.66%)
Adobe Systems Inc (a)(b)                                               728,200                       30,264
                                                                                          ------------------

Electronic Measurement Instruments (1.26%)
Itron Inc (a)(b)                                                        58,900                        3,966
Tektronix Inc                                                          437,100                       12,847
Trimble Navigation Ltd (a)(b)                                          218,068                        6,254
                                                                                          ------------------
                                                                                                     23,067
                                                                                          ------------------
Engineering - Research & Development Services (1.90%)
Jacobs Engineering Group Inc (a)(b)                                    687,200                       34,655
                                                                                          ------------------

Enterprise Software & Services (0.60%)
Informatica Corp (a)(b)                                                121,500                        1,788
Oracle Corp (b)                                                        190,900                        3,589
Sybase Inc (a)(b)                                                      232,900                        5,634
                                                                                          ------------------
                                                                                                     11,011
                                                                                          ------------------
Entertainment Software (0.44%)
Electronic Arts Inc (a)(b)                                             161,000                        8,116
                                                                                          ------------------

E-Services - Consulting (0.03%)
Websense Inc (a)(b)                                                     23,700                          586
                                                                                          ------------------

Finance - Auto Loans (0.04%)
United PanAm Financial Corp (a)(b)                                      56,840                          805
                                                                                          ------------------

Finance - Investment Banker & Broker (1.91%)
Charles Schwab Corp/The                                               1,549,400                      29,625
Goldman Sachs Group Inc/The (a)                                         10,500                        2,295
Piper Jaffray Cos (a)(b)                                                46,232                        2,950
                                                                                          ------------------
                                                                                                     34,870
                                                                                          ------------------
Finance - Mortgage Loan/Banker (0.61%)
Countrywide Financial Corp                                             298,200                       11,057
                                                                                          ------------------

Food - Retail (1.03%)
Dairy Farm International Holdings Ltd ADR (a)                          174,300                        3,460
Food - Retail
Kroger Co/The                                                          331,400                        9,779
Safeway Inc                                                            152,800                        5,547
                                                                                          ------------------
                                                                                                     18,786
                                                                                          ------------------
Forestry (2.34%)
Plum Creek Timber Co Inc (a)                                           302,200                       11,997
Weyerhaeuser Co                                                        387,900                       30,730
                                                                                          ------------------
                                                                                                     42,727
                                                                                          ------------------
Gas - Distribution (0.83%)
Sempra Energy (a)                                                      240,000                       15,235
                                                                                          ------------------

Health Care Cost Containment (0.87%)
McKesson Corp (a)                                                      271,317                       15,962
                                                                                          ------------------

Hotels & Motels (2.01%)
Hilton Hotels Corp (a)                                                 623,600                       21,202
Red Lion Hotels Corp (b)                                              1,215,285                      15,495
                                                                                          ------------------
                                                                                                     36,697
                                                                                          ------------------
Human Resources (0.68%)
AMN Healthcare Services Inc (a)(b)                                     273,500                        6,660
Robert Half International Inc (a)                                      175,400                        5,841
                                                                                          ------------------
                                                                                                     12,501
                                                                                          ------------------
Industrial Automation & Robots (0.12%)
Intermec Inc (a)(b)                                                     97,100                        2,168
                                                                                          ------------------

Instruments - Scientific (2.39%)
Applera Corp - Applied Biosystems Group                                267,500                        8,357
Dionex Corp (a)(b)                                                     321,680                       22,196
FEI Co (a)(b)                                                          354,225                       13,177
                                                                                          ------------------
                                                                                                     43,730
                                                                                          ------------------
Internet Application Software (0.33%)
Art Technology Group Inc (b)                                          2,421,161                       6,004
                                                                                          ------------------

Internet Security (0.08%)
VeriSign Inc (a)(b)                                                     51,400                        1,406
                                                                                          ------------------

Investment Management & Advisory Services (2.37%)
Franklin Resources Inc                                                 329,100                       43,214
                                                                                          ------------------

Lasers - Systems & Components (0.30%)
Electro Scientific Industries Inc (a)(b)                               262,830                        5,414
                                                                                          ------------------

Life & Health Insurance (1.45%)
Stancorp Financial Group Inc                                           558,430                       26,581
                                                                                          ------------------

Machinery - Material Handling (0.54%)
Cascade Corp                                                           158,300                        9,810
                                                                                          ------------------

Medical - Biomedical/Gene (2.29%)
Affymetrix Inc (a)(b)                                                   49,800                        1,308
American Oriental Bioengineering Inc (a)(b)                             28,200                          281
Amgen Inc (b)                                                          315,339                       20,226
Genentech Inc (a)(b)                                                   218,700                       17,494
Martek Biosciences Corp (a)(b)                                         120,717                        2,606
                                                                                          ------------------
                                                                                                     41,915
                                                                                          ------------------

Medical - Drugs (2.64%)
Abbott Laboratories                                                    211,150                       11,955
Allergan Inc (a)                                                       288,725                       34,994
Pfizer Inc                                                              46,600                        1,233
                                                                                          ------------------
                                                                                                     48,182
                                                                                          ------------------
Medical - Generic Drugs (0.28%)
Watson Pharmaceuticals Inc (b)                                         186,400                        5,089
                                                                                          ------------------

Medical - HMO (0.29%)
Health Net Inc (a)(b)                                                   97,460                        5,269
                                                                                          ------------------

Medical Products (2.59%)
Accuray Inc (a)(b)                                                       4,550                          107
Johnson & Johnson                                                      242,500                       15,573
Mentor Corp (a)                                                        227,800                        8,864
Stryker Corp (a)                                                        58,700                        3,812
Varian Medical Systems Inc (a)(b)                                      393,100                       16,593
Zimmer Holdings Inc (b)                                                 25,400                        2,298
                                                                                          ------------------
                                                                                                     47,247
                                                                                          ------------------
Metal Processors & Fabrication (0.86%)
Precision Castparts Corp (a)                                           151,596                       15,783
                                                                                          ------------------

Multimedia (1.27%)
Walt Disney Co/The (a)                                                 661,010                       23,122
                                                                                          ------------------

Networking Products (2.26%)
Cisco Systems Inc (b)                                                 1,387,000                      37,088
Polycom Inc (a)(b)                                                     127,000                        4,229
                                                                                          ------------------
                                                                                                     41,317
                                                                                          ------------------
Non-Hazardous Waste Disposal (0.37%)
Waste Connections Inc (a)(b)                                           218,950                        6,825
                                                                                          ------------------

Office Supplies & Forms (0.20%)
Avery Dennison Corp                                                     59,000                        3,670
                                                                                          ------------------

Oil & Gas Drilling (0.80%)
Nabors Industries Ltd (a)(b)                                           452,500                       14,534
                                                                                          ------------------

Oil Company - Exploration & Production (1.57%)
Apache Corp                                                            164,700                       11,941
Berry Petroleum Co (a)                                                 491,700                       16,747
                                                                                          ------------------
                                                                                                     28,688
                                                                                          ------------------
Oil Company - Integrated (4.58%)
Chevron Corp                                                           589,726                       45,875
Exxon Mobil Corp                                                        78,700                        6,247
Occidental Petroleum Corp                                              621,700                       31,520
                                                                                          ------------------
                                                                                                     83,642
                                                                                          ------------------
Property & Casualty Insurance (0.27%)
Mercury General Corp (a)                                                43,300                        2,345
Safeco Corp                                                             38,604                        2,576
                                                                                          ------------------
                                                                                                      4,921
                                                                                          ------------------
Publishing - Newspapers (0.26%)
McClatchy Co (a)                                                       161,573                        4,669
                                                                                          ------------------

Regional Banks (4.95%)
Bank of America Corp                                                   130,000                        6,617

Regional Banks
US Bancorp (a)                                                         690,000                       23,701
Wells Fargo & Co                                                      1,675,532                      60,135
                                                                                          ------------------
                                                                                                     90,453
                                                                                          ------------------
REITS - Apartments (0.69%)
Essex Property Trust Inc (a)                                            97,600                       12,577
                                                                                          ------------------

REITS - Healthcare (0.89%)
Health Care Property Investors Inc                                     393,585                       13,929
Nationwide Health Properties Inc                                        72,000                        2,308
                                                                                          ------------------
                                                                                                     16,237
                                                                                          ------------------
REITS - Warehouse & Industrial (0.90%)
AMB Property Corp (a)                                                  269,200                       16,397
                                                                                          ------------------

Respiratory Products (0.52%)
Resmed Inc (a)(b)                                                      223,600                        9,449
                                                                                          ------------------

Retail - Apparel & Shoe (0.62%)
Nordstrom Inc (a)                                                      206,800                       11,357
                                                                                          ------------------

Retail - Automobile (0.43%)
Copart Inc (a)(b)                                                      271,700                        7,874
                                                                                          ------------------

Retail - Discount (1.92%)
Costco Wholesale Corp                                                  653,240                       34,994
                                                                                          ------------------

Retail - Drug Store (0.26%)
CVS/Caremark Corp (a)                                                  132,765                        4,811
                                                                                          ------------------

Retail - Restaurants (1.57%)
Jamba Inc (a)(b)                                                        13,900                          122
McCormick & Schmick's Seafood Restaurant (b)                            18,700                          501
Starbucks Corp (a)(b)                                                  903,100                       28,014
                                                                                          ------------------
                                                                                                     28,637
                                                                                          ------------------
Savings & Loans - Thrifts (1.20%)
Washington Federal Inc (a)                                             925,455                       21,943
                                                                                          ------------------

Semiconductor Component - Integrated Circuits (0.18%)
Exar Corp (b)                                                           71,700                          967
Linear Technology Corp (a)                                              38,000                        1,422
Maxim Integrated Products Inc (a)                                       30,400                          964
                                                                                          ------------------
                                                                                                      3,353

                                                                                          ------------------
Semiconductor Equipment (0.93%)
Applied Materials Inc                                                  303,100                        5,825
Kla-Tencor Corp (a)                                                    118,200                        6,566
Novellus Systems Inc (a)(b)                                            140,000                        4,532
                                                                                          ------------------
                                                                                                     16,923
                                                                                          ------------------
Steel - Producers (1.56%)
Reliance Steel & Aluminum Co (a)                                        84,300                        5,008
Schnitzer Steel Industries Inc                                         454,040                       23,569
                                                                                          ------------------
                                                                                                     28,577
                                                                                          ------------------
Telecommunication Services (0.02%)
Clearwire Corp (a)(b)                                                   19,000                          341
                                                                                          ------------------


Telephone - Integrated (0.19%)
Sprint Nextel Corp                                                     173,700                        3,479
                                                                                          ------------------

Therapeutics (1.03%)
Amylin Pharmaceuticals Inc (a)(b)                                       80,000                        3,307
CV Therapeutics Inc (a)(b)                                             219,337                        1,849
Dendreon Corp (a)(b)                                                   382,641                        5,751
Gilead Sciences Inc (a)(b)                                              96,000                        7,845
                                                                                          ------------------
                                                                                                     18,752
                                                                                          ------------------
Toys (0.15%)
Mattel Inc                                                              95,100                        2,691
                                                                                          ------------------

Transactional Software (0.09%)
VeriFone Holdings Inc (a)(b)                                            48,000                        1,694
                                                                                          ------------------

Transport - Equipment & Leasing (0.41%)
Greenbrier Cos Inc (a)                                                 328,100                        7,527
                                                                                          ------------------

Transport - Services (1.41%)
Expeditors International Washington Inc (a)                            616,340                       25,763
                                                                                          ------------------

Travel Services (0.47%)
Ambassadors Group Inc                                                  255,715                        8,572
                                                                                          ------------------

Ultra Sound Imaging Systems (1.02%)
SonoSite Inc (a)(b)                                                    646,163                       18,726
                                                                                          ------------------

Veterinary Diagnostics (0.72%)
VCA Antech Inc (b)                                                     335,000                       13,209
                                                                                          ------------------

Water (0.10%)
California Water Service Group (a)                                      45,000                        1,749
                                                                                          ------------------

Web Portals (1.74%)
Google Inc (a)(b)                                                       40,650                       19,162
Yahoo! Inc (a)(b)                                                      449,500                       12,604
                                                                                          ------------------
                                                                                                     31,766
                                                                                          ------------------
Wireless Equipment (0.31%)
Qualcomm Inc (a)                                                       128,300                        5,620
                                                                                          ------------------
TOTAL COMMON STOCKS                                                                    $          1,791,825

                                                                                          ------------------
                                                                      Principal
                                                                      Amount                Value (000's)
                                                                      (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.52%)
U.S. Treasury (0.52%)
4.75%, 2/15/2037 (a)                                                     9,500                        9,398
                                                                                          ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                  $              9,398
                                                                                          ------------------
SHORT TERM INVESTMENTS (1.28%)
Repurchase Agreements (1.28%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07 (collateralized by               23,372                       23,372
U.S. Government Agency Issues; $24,074,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                          ------------------

TOTAL SHORT TERM INVESTMENTS                                                           $             23,372
                                                                                          ------------------

MONEY MARKET FUNDS (20.06%)
Money Center Banks (20.06%)
BNY Institutional Cash Reserve Fund (c)                                366,519                      366,519
                                                                                          ------------------
TOTAL MONEY MARKET FUNDS                                                               $            366,519
                                                                                          ------------------
Total Investments                                                                      $          2,191,114
Liabilities in Excess of Other Assets, Net - (19.93)%                                             (364,050)
                                                                                          ------------------
TOTAL NET ASSETS - 100.00%                                                             $          1,827,064
                                                                                          ==================
                                                                                          ------------------

                                                                                          ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unreion (Depreciation)
Unrealized Appreciation                             $            689,059
Unrealized Depreciation                                         (36,867)

                                                       ------------------
Net Unrealized Appreciation (Depreciation)                       652,192
Cost for federal income tax purposes                           1,538,922
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ------------------
Sector                                                       Percent
-------------------------------------------------- ------------------
Financial                                                     39.98%
Consumer, Non-cyclical                                        19.46%
Industrial                                                    14.10%
Consumer, Cyclical                                            13.93%
Technology                                                    12.47%
Communications                                                 7.48%
Energy                                                         6.94%
Basic Materials                                                3.99%
Utilities                                                      1.06%
Government                                                     0.52%
Liabilities in Excess of Other Assets, Net                 (-19.93%)
                                                   ------------------
TOTAL NET ASSETS                                             100.00%
                                                   ==================

Affiliated Securities

                                   October 31, 2006                        Purchases              Sales
                           --------------------------------      ----------------------           -------------
                                   Shares                  Cost (000)               Shares            Cost
                                                                                                       (000)
                           -----------------------         ---------------          -------------     ---------
Red Lion Hotels Corp                    1,227,885         $        10,210                  1,500   $        19
                                                           ---------------                            ---------
                                                          $        10,210                          $        19
                                                           ===============                            =========

Affiliated Securities

                              April 30, 2007
                         --------------------------
                             Shares                 Proceeds (000)                Shares                   Cost (000)

                         -----------------          ----------------          ----------------          -----------------
Red Lion Hotels Corp               14,100        $              175                 1,215,285        $            10,008
                                                    ----------------                                    -----------------
                                                 $              175                                  $            10,008
                                                    ================                                    =================


                                          Income Distribution from       Realized Gain/Loss                Realized
                                                                                                        Gain/Loss from
                                         Other Investment Companies        on Investments              Other Investment
                                                    000's                       000's                     Companies
                                                                                                            000's
                                        ------------------------------   -------------------------    -------------------

Red Lion Hotels Corp                 $                              -  $                      -46  $                   -
                                        ------------------------------   -------------------------    -------------------
                                     $                              -  $                      -46  $                   -
                                        ==============================   =========================    ===================





                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 378 See accompanying notes.


                                                               2007(a)         2006       2005(b)
                                                                ----           ----        ----
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period.........................  $ 10.67      $ 10.63      $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     0.26         0.47         0.15
     Net Realized and Unrealized Gain (Loss) on                   0.02
Investments..................................................                  0.04       (0.27)
                         Total From Investment Operations         0.28         0.51       (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................   (0.25)       (0.47)       (0.15)
                        Total Dividends and Distributions       (0.25)       (0.47)       (0.15)
Net Asset Value, End of Period                                 $ 10.70      $ 10.67      $ 10.63
Total Return(d)........................................... 2.60%(   e)        4.93%   (1.09)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)...............$ 168,021    $ 168,767    $ 172,274
     Ratio of Expenses to Average Net Assets(f)........... 0.94%(   g)        0.94%     0.94%(g)
     Ratio of Expenses to Average Net Assets (Excluding            N/A
     Reverse Repurchase Agreement Expense)(f),(h)............                 0.94%     0.94%(g)
     Ratio of Net Investment Income to Average Net Assets.... 4.88%(g)        4.42%     3.95%(g)
     Portfolio Turnover Rate................................ 255.7%(g)       274.5%  202.1%(  i)


                                                                2007(a)        2006      2005(b)
                                                                ----           ----      ----
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period.........................   $ 10.67     $ 10.64      $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............      0.22        0.40         0.12
     Net Realized and Unrealized Gain (Loss) on Investments..      0.02        0.03       (0.26)
                           Total From Investment Operations        0.24        0.43       (0.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................    (0.21)      (0.40)       (0.12)
                          Total Dividends and Distributions      (0.21)      (0.40)       (0.12)
Net Asset Value, End of Period                                  $ 10.70     $ 10.67      $ 10.64
Total Return(d)..............................................  2.27%(e)       4.15%   (1.27)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 24,221    $ 25,384     $ 28,559
     Ratio of Expenses to Average Net Assets(f)..............  1.60%(g)       1.60%     1.60%(g)
     Ratio of Expenses to Average Net Assets (Excluding             N/A
     Reverse Repurchase Agreement Expense)(f),(h)............                 1.60%     1.60%(g)
     Ratio of Net Investment Income to Average Net Assets....  4.22%(g)       3.76%     3.30%(g)
     Portfolio Turnover Rate................................. 255.7%(g)      274.5%    202.1%(i)


                                    2007( j)
BOND & MORTGAGE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.66
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.13
     Net Realized and Unrealized Gain (Loss) on Investments..       0.03
                            Total From Investment Operations        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.12)
                           Total Dividends and Distributions      (0.12)
Net Asset Value, End of Period                                   $ 10.70
Total Return(d)..............................................   1.52%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 1,039
     Ratio of Expenses to Average Net Assets(f)..............   1.75%(g)
     Ratio of Net Investment Income to Average Net Assets....   4.18%(g)
     Portfolio Turnover Rate.................................  255.7%(g)

(a)  Six months ended April 30, 2007.
(b)  Period from June 28, 2005,  date shares first offered,  through October 31,
     2005.
(c)  Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)  Total return amounts have not been annualized.
(f)  Reflects Manager's contractual expense limit.
(g)  computed on an annualized basis.
(h) Excludes interest paid on borrowings through reverse repurchase agreements see "Operating Policies" in notes to financial statements.
(i) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(j)  Period from  January 17, 2007,  through  April 30, 2007 Class C recognized
     $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007 through January 16, 2007.





                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 10.97     $ 10.85     $ 11.14     $ 11.14     $ 11.08     $ 10.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.19( b)        0.36        0.34        0.33        0.35        0.39
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.06)        0.14      (0.29)        0.10        0.12        0.15
                             Total From Investment Operations       0.13        0.50        0.05        0.43        0.47        0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.22)      (0.36)      (0.34)      (0.33)      (0.35)      (0.39)
     Distributions from Realized Gains.......................         -       (0.02)          -       (0.10)      (0.06)      (0.05)
                            Total Dividends and Distributions     (0.22)      (0.38)      (0.34)      (0.43)      (0.41)      (0.44)
Net Asset Value, End of Period                                   $ 10.88     $ 10.97     $ 10.85     $ 11.14     $ 11.14     $ 11.08
Total Return(c)..............................................  1.03%( d)       4.68%       0.52%       4.02%       4.29%       5.12%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 57,182    $ 57,665    $ 65,667    $ 65,772    $ 75,231    $ 57,102
     Ratio of Expenses to Average Net Assets.................  0.88%( e)       0.86%       0.87%       0.85%       0.77%       0.70%
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   0.86%(e)         N/A       N/A          N/A        N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(g)........   0.88%(e)       0.86%       0.87%       0.86%       0.86%       0.89%
     Ratio of Net Investment Income to Average Net Assets....   3.48%(e)       3.35%       3.11%       3.02%       3.15%       3.59%
     Portfolio Turnover Rate.................................   36.5%(e)       22.0%       27.0%       37.0%       65.0%       28.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 10.97     $ 10.85     $ 11.14     $ 11.14     $ 11.08     $ 10.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.15(b)        0.28        0.26        0.25        0.27        0.31
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.07)        0.14      (0.29)        0.10        0.12        0.15
                             Total From Investment Operations       0.08        0.42      (0.03)        0.35        0.39        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.17)      (0.28)      (0.26)      (0.25)      (0.27)      (0.31)
     Distributions from Realized Gains.......................         -       (0.02)          -       (0.10)      (0.06)      (0.05)
                            Total Dividends and Distributions     (0.17)      (0.30)      (0.26)      (0.35)      (0.33)      (0.36)
Net Asset Value, End of Period                                   $ 10.88     $ 10.97     $ 10.85     $ 11.14     $ 11.14     $ 11.08
Total Return(c)..............................................   0.64%(d)       3.89%     (0.24)%       3.24%       3.51%       4.32%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 37,604    $ 45,440    $ 59,562    $ 71,502    $ 93,448    $ 89,240
     Ratio of Expenses to Average Net Assets.................   1.64%(e)       1.62%       1.63%       1.61%       1.53%       1.46%
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   1.63%(e)       N/A         N/A         N/A         N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(g)........   1.66%(e)       1.62%       1.63%       1.62%       1.62%       1.65%
     Ratio of Net Investment Income to Average Net Assets....   2.72%(e)       2.59%       2.35%       2.26%       2.39%       2.83%
     Portfolio Turnover Rate.................................   36.5%(e)       22.0%       27.0%       37.0%       65.0%       28.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    h)
                                                                 ----           ----        ----        ----        ---- ----
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.96     $ 10.85     $ 11.14     $ 11.14     $ 11.08     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.15(b)        0.28        0.26        0.25        0.27        0.21
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.06)        0.13      (0.29)        0.10        0.12        0.18
                             Total From Investment Operations       0.09        0.41      (0.03)        0.35        0.39        0.39
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.17)      (0.28)      (0.26)      (0.25)      (0.27)      (0.21)
     Distributions from Realized Gains.......................         -       (0.02)          -       (0.10)      (0.06)          -
                            Total Dividends and Distributions     (0.17)      (0.30)      (0.26)      (0.35)      (0.33)      (0.21)
Net Asset Value, End of Period                                   $ 10.88     $ 10.96     $ 10.85     $ 11.14     $ 11.14     $ 11.08
Total Return(c)..............................................   0.64%(d)       3.89%     (0.24)%       3.24%       3.50%    3.58%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 4,780     $ 6,129     $ 7,476     $ 8,763    $ 10,317     $ 7,953
     Ratio of Expenses to Average Net Assets.................   1.65%(e)       1.62%       1.63%       1.61%       1.53%    1.45%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   1.63%(e)       N/A         N/A         N/A         N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(g)........   2.02%(e)       1.62%       1.63%       1.62%       1.62%    1.64%(e)
     Ratio of Net Investment Income to Average Net Assets....   2.71%(e)       2.59%       2.35%       2.26%       2.39%    2.84%(e)
     Portfolio Turnover Rate.................................   36.5%(e)       22.0%       27.0%       37.0%       65.0%    28.0%(e)

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid on floating rate securities issued. See "Operating Policies" in notes to financial statements.
(g) Excludes expense reimbursement from Manager and/or custodian credits.
(h) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.





                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
CALIFORNIA MUNICIPAL FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 11.32     $ 11.24     $ 11.42     $ 11.22     $ 11.35     $ 11.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.24( b)        0.48        0.48        0.49        0.47        0.50
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.04)        0.22      (0.15)        0.20      (0.06)          -
                             Total From Investment Operations       0.20        0.70        0.33        0.69        0.41        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.28)      (0.48)      (0.48)      (0.49)      (0.47)      (0.49)
     Distributions from Realized Gains.......................     (0.07)      (0.14)      (0.03)          -       (0.07)          -
                            Total Dividends and Distributions     (0.35)      (0.62)      (0.51)      (0.49)      (0.54)      (0.49)
Net Asset Value, End of Period                                   $ 11.17     $ 11.32     $ 11.24     $ 11.42     $ 11.22     $ 11.35
Total Return(c)..............................................  1.41%( d)       6.45%       2.90%       6.25%       3.69%       4.57%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 277,404   $ 264,924   $ 241,879   $ 232,239   $ 252,511   $ 286,095
     Ratio of Expenses to Average Net Assets.................  1.06%( e)       0.84%       0.84%       0.85%       0.85%       0.86%
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   0.81%(e)          -%          -%          -%          -%          -%
     Ratio of Gross Expenses to Average Net Assets(g)........   1.06%(e)       0.84%       0.84%       0.85%       0.85%       0.86%
     Ratio of Net Investment Income to Average Net Assets....   4.23%(e)       4.26%       4.19%       4.32%       4.14%       4.39%
     Portfolio Turnover Rate.................................   52.8%(e)       29.0%       26.0%       27.0%       34.0%       48.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
CALIFORNIA MUNICIPAL FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 11.32     $ 11.24     $ 11.42     $ 11.22     $ 11.35     $ 11.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.19(b)        0.39        0.39        0.40        0.38        0.42
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.07)        0.22      (0.15)        0.20      (0.06)          -
                             Total From Investment Operations       0.12        0.61        0.24        0.60        0.32        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.20)      (0.39)      (0.39)      (0.40)      (0.38)      (0.41)
     Distributions from Realized Gains.......................     (0.07)      (0.14)      (0.03)          -       (0.07)          -
                            Total Dividends and Distributions     (0.27)      (0.53)      (0.42)      (0.40)      (0.45)      (0.41)
Net Asset Value, End of Period                                   $ 11.17     $ 11.32     $ 11.24     $ 11.42     $ 11.22     $ 11.35
Total Return(c)..............................................   1.03%(d)       5.66%       2.13%       5.47%       2.92%       3.79%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 113,250   $ 132,364   $ 162,534   $ 195,930   $ 255,445   $ 295,662
     Ratio of Expenses to Average Net Assets.................   1.82%(e)       1.58%       1.59%       1.59%       1.59%       1.60%
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   1.57%(e)          -%          -%          -%          -%          -%
     Ratio of Gross Expenses to Average Net Assets(g)........   1.82%(e)       1.58%       1.59%       1.59%       1.59%       1.60%
     Ratio of Net Investment Income to Average Net Assets....   3.46%(e)       3.52%       3.44%       3.58%       3.40%       3.65%
     Portfolio Turnover Rate.................................   52.8%(e)       29.0%       26.0%       27.0%       34.0%       48.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    h)
                                                                 ----           ----        ----        ----        ---- ----
CALIFORNIA MUNICIPAL FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 11.32     $ 11.24     $ 11.42     $ 11.22     $ 11.35     $ 11.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.19(b)        0.39        0.39        0.40        0.38        0.28
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.07)        0.22      (0.15)        0.20      (0.06)        0.14
                             Total From Investment Operations       0.12        0.61        0.24        0.60        0.32        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.20)      (0.39)      (0.39)      (0.40)      (0.38)      (0.27)
     Distributions from Realized Gains.......................     (0.07)      (0.14)      (0.03)          -       (0.07)          -
                            Total Dividends and Distributions     (0.27)      (0.53)      (0.42)      (0.40)      (0.45)      (0.27)
Net Asset Value, End of Period                                   $ 11.17     $ 11.32     $ 11.24     $ 11.42     $ 11.22     $ 11.35
Total Return(c)..............................................   1.02%(d)       5.65%       2.13%       5.46%       2.92%    3.77%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 4,964     $ 4,413     $ 4,641     $ 5,275     $ 8,193     $ 6,665
     Ratio of Expenses to Average Net Assets.................   1.84%(e)       1.59%       1.59%       1.60%       1.59%    1.58%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   1.58%(e)          -%          -%          -%          -%       -%(e)
     Ratio of Gross Expenses to Average Net Assets(g)........   2.23%(e)       1.59%       1.59%       1.60%       1.59%    1.58%(e)
     Ratio of Net Investment Income to Average Net Assets....   3.45%(e)       3.52%       3.44%       3.57%       3.40%    3.67%(e)
     Portfolio Turnover Rate.................................   52.8%(e)       29.0%       26.0%       27.0%       34.0%    48.0%(e)


(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualizedbasis.
(f) Excludes interest expense and fees paid on floating rate securities issued. See "Operating Policies" in notes to financial statements.
(g) Excludes expense reimbursement from Manager and/or custodian credits.
(h) F Period from March 1, 2002, date shares first offered,  through October 31,
2002.







                                                             2007(    a)        2006 2005(    b)
                                                             ----               ---- ----
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 16.07     $ 14.35     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.06        0.11        0.02
     Net Realized and Unrealized Gain (Loss) on Investments..       1.29        1.86        0.25
                            Total From Investment Operations        1.35        1.97        0.27
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.09)      (0.05)          -
     Distributions from Realized Gains.......................     (0.38)      (0.20)          -
                           Total Dividends and Distributions      (0.47)      (0.25)          -
Net Asset Value, End of Period                                   $ 16.95     $ 16.07     $ 14.35
Total Return(d).............................................. 8.54%(  e)      13.86%    1.92%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 686,058    $ 95,018    $ 88,400
     Ratio of Expenses to Average Net Assets(f).............. 0.91%(  g)       1.20%    1.11%(g)
     Ratio of Net Investment Income to Average Net Assets....   0.70%(g)       0.70%    0.40%(g)
     Portfolio Turnover Rate................................. 96.8%(g),(h)     92.4%  86.7%(  i)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 15.94     $ 14.32     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.03)      (0.03)      (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.29        1.85        0.25
                           Total From Investment Operations         1.26        1.82        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.38)      (0.20)          -
                          Total Dividends and Distributions       (0.38)      (0.20)          -
Net Asset Value, End of Period                                   $ 16.82     $ 15.94     $ 14.32
Total Return(d)..............................................   8.00%(e)      12.82%    1.70%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 70,261    $ 13,117    $ 14,390
     Ratio of Expenses to Average Net Assets(f)..............   1.94%(g)       2.14%    1.78%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.32)%(g)     (0.22)%  (0.27)%(g)
     Portfolio Turnover Rate................................ 96.8%(g),(h)      92.4%    86.7%(i)


                                    2007( j)
DISCIPLINED LARGECAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 16.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.64
                            Total From Investment Operations        0.63
Less Dividends and Distributions:
Net Asset Value, End of Period                                   $ 16.89
Total Return(d)..............................................   3.87%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 2,651
     Ratio of Expenses to Average Net Assets(f)..............   1.82%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.26)%(g)
     Portfolio Turnover Rate................................. 96.8%(g),(h)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005, date shares first offered, through October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(i) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.
(j) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through January 16, 2007.






                                                         2007(a)             2006           2005(b)
                                                         ----                  ----         ----
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period.........................  $ 14.33      $ 11.43      $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     0.06         0.11         0.01
     Net Realized and Unrealized Gain (Loss) on                   2.02
Investments..................................................                  3.28         1.07
                        Total From Investment Operations          2.08         3.39         1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income....................   (0.14)       (0.03)           -
     Distributions from Realized Gains.......................   (1.27)       (0.46)           -
                       Total Dividends and Distributions        (1.41)       (0.49)           -
Net Asset Value, End of Period                                 $ 15.00      $ 14.33      $ 11.43
Total Return(d).......................................... 15.46%(   e)       30.57%    10.43%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)...............$ 590,533    $ 366,675    $ 291,878
     Ratio of Expenses to Average Net Assets(f).......... 1.32%(    g)        1.41%     1.38%(g)
     Ratio of Net Investment Income to Average Net            0.82%(g)
Assets.......................................................                 0.84%     0.13%(g)
     Portfolio Turnover Rate............................. 109.0%(g),(h)      107.5%  202.7%(  i)


                                                                  2007(a)       2006     2005(b)
                                                                  ----          ----     ----
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period.........................     $ 14.26    $ 11.41     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............      (0.01)       0.02      (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..        2.02       3.29        1.08
                           Total From Investment Operations          2.01       3.31        1.06
Less Dividends and Distributions:
     Dividends from Net Investment Income....................      (0.03)         -           -
     Distributions from Realized Gains.......................      (1.27)     (0.46)          -
                          Total Dividends and Distributions        (1.30)     (0.46)          -
Net Asset Value, End of Period                                    $ 14.97    $ 14.26     $ 11.41
Total Return(d)..............................................   14.97%(e)     29.88%   10.24%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 65,563   $ 48,040    $ 43,285
     Ratio of Expenses to Average Net Assets(f)..............    2.19%(g)      2.10%    1.99%(g)
     Ratio of Net Investment Income to Average Net Assets....  (0.09)%(g)      0.14%  (0.48)%(g)
     Portfolio Turnover Rate................................ 109.0%(g),(h)    107.5%   202.7%(i)


                                                            2007(     j)
                                                            ----
DIVERSIFIED INTERNATIONAL FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 13.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.03
     Net Realized and Unrealized Gain (Loss) on Investments..       1.23
                           Total From Investment Operations         1.26
Net Asset Value, End of Period                                   $ 14.97
Total Return(d)..............................................   9.19%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 10,872
     Ratio of Expenses to Average Net Assets(f)..............   2.08%(g)
     Ratio of Net Investment Income to Average Net Assets....   0.69%(g)
     Portfolio Turnover Rate................................ 109.0%(g),(h)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005, date shares first offered, through October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio  realignment from the acquisition
of  WM   International   Growth  Fund.
(i)Portfolio  turnover rate excludes  approximately  $279,644,000  of securities from the  acquisition  of  Principal  International  Fund,  Inc.  and  Principal
International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.
(j) Period from January 16, 2007 date shares first  offered,  through  April 30,
2007.  Class C shares  incurred a net realized and  unrealized  gain of $.05 per share from January 10, 2007 through January 16, 2007.






                                                           2007(     a)          2006       2005        2004        2003        2002
                                                           ----                  ----       ----        ----        ----        ----
EQUITY INCOME FUND I
Class A shares
Net Asset Value, Beginning of Period.........................   $ 22.43       $ 20.07    $ 17.79     $ 15.46     $ 12.73     $ 14.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............      0.19          0.33       0.41        0.29        0.33        0.40
     Net Realized and Unrealized Gain (Loss) on                    1.86
Investments..................................................                    3.00       2.25        2.33        2.73      (1.85)
                          Total From Investment Operations         2.05          3.33       2.66        2.62        3.06      (1.45)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................    (0.15)        (0.34)     (0.38)      (0.29)      (0.33)      (0.35)
     Distributions from Realized Gains.......................    (1.20)        (0.63)         -           -           -       (0.32)
                         Total Dividends and Distributions       (1.35)        (0.97)     (0.38)      (0.29)      (0.33)      (0.67)
Net Asset Value, End of Period                                  $ 23.13       $ 22.43    $ 20.07     $ 17.79     $ 15.46     $ 12.73
Total Return(c)............................................ 9.51%(   d)        17.16%     15.06%      17.06%      24.43%    (10.35)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)..............$ 1,847,872   $ 1,514,188  $ 887,828   $ 438,776   $ 268,489   $ 198,756
     Ratio of Expenses to Average Net Assets............... 0.83%(   e)         0.87%      0.90%       0.91%       0.95%       0.97%
     Ratio of Gross Expenses to Average Net Assets(f)........  0.83%(e)         0.87%      0.90%       0.91%       0.95%       0.97%
     Ratio of Net Investment Income to Average Net Assets....  1.69%(e)         1.56%      2.13%       1.74%       2.43%       2.77%
     Portfolio Turnover Rate............................... 97.4%(e),(g)        81.0%      32.0%       20.0%       18.0%       16.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
EQUITY INCOME FUND I
Class B shares
Net Asset Value, Beginning of Period.........................    $ 22.26     $ 19.93     $ 17.67     $ 15.36     $ 12.65     $ 14.78
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.09        0.15        0.24        0.14        0.20        0.27
     Net Realized and Unrealized Gain (Loss) on Investments..       1.85        2.98        2.24        2.30        2.71      (1.85)
                            Total From Investment Operations        1.94        3.13        2.48        2.44        2.91      (1.58)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.06)      (0.17)      (0.22)      (0.13)      (0.20)      (0.23)
     Distributions from Realized Gains.......................     (1.20)      (0.63)          -           -           -       (0.32)
                           Total Dividends and Distributions      (1.26)      (0.80)      (0.22)      (0.13)      (0.20)      (0.55)
Net Asset Value, End of Period                                   $ 22.94     $ 22.26     $ 19.93     $ 17.67     $ 15.36     $ 12.65
Total Return(c)..............................................   9.06%(d)      16.16%      14.07%      16.04%      23.19%    (11.20)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 386,254   $ 330,900   $ 226,390   $ 144,144   $ 103,888    $ 82,330
     Ratio of Expenses to Average Net Assets.................   1.67%(e)       1.73%       1.78%       1.81%       1.89%       1.88%
     Ratio of Gross Expenses to Average Net Assets(f)........   1.67%(e)       1.73%       1.78%       1.81%       1.89%       1.88%
     Ratio of Net Investment Income to Average Net Assets....   0.85%(e)       0.70%       1.25%       0.84%       1.49%       1.86%
     Portfolio Turnover Rate................................. 97.4%(e),(g)     81.0%       32.0%       20.0%       18.0%       16.0%


                                                                 2007(a)        2006        2005        2004       2003 2002(     h)
                                                                 ----           ----        ----        ----       ---- ----
EQUITY INCOME FUND I
Class C shares
Net Asset Value, Beginning of Period.........................    $ 22.08     $ 19.79     $ 17.57     $ 15.29    $ 12.62      $ 15.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.10        0.16        0.26        0.16       0.22         0.18
     Net Realized and Unrealized Gain (Loss) on Investments..       1.84        2.96        2.22        2.30       2.68       (2.43)
                            Total From Investment Operations        1.94        3.12        2.48        2.46       2.90       (2.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.07)      (0.20)      (0.26)      (0.18)     (0.23)       (0.22)
     Distributions from Realized Gains.......................     (1.20)      (0.63)          -           -          -            -
                           Total Dividends and Distributions      (1.27)      (0.83)      (0.26)      (0.18)     (0.23)       (0.22)
Net Asset Value, End of Period                                   $ 22.75     $ 22.08     $ 19.79     $ 17.57    $ 15.29      $ 12.62
Total Return(c)..............................................   9.08%(d)      16.28%      14.16%      16.16%     23.29%  (15.07)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 289,922   $ 251,685   $ 128,523    $ 33,770    $ 5,973      $ 1,780
     Ratio of Expenses to Average Net Assets.................   1.60%(e)       1.64%       1.68%       1.70%      1.78%     1.80%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   1.60%(e)       1.64%       1.68%       1.70%      1.78%     1.80%(e)
     Ratio of Net Investment Income to Average Net Assets....   0.92%(e)       0.79%       1.35%       0.95%      1.60%     1.94%(e)
     Portfolio Turnover Rate................................. 97.4%(e),(g)     81.0%       32.0%       20.0%      18.0%     16.0%(e)


(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized
basis. (f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(h) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.






                                                              2007(   a)        2006 2005(    b)
                                                              ----              ---- ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 10.13     $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.22        0.41        0.12
     Net Realized and Unrealized Gain (Loss) on Investments..       0.02        0.02      (0.25)
                             Total From Investment Operations       0.24        0.43      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.22)      (0.41)      (0.14)
                            Total Dividends and Distributions     (0.22)      (0.41)      (0.14)
Net Asset Value, End of Period                                   $ 10.15     $ 10.13     $ 10.11
Total Return(d)..............................................  2.42%( e)       4.38%  (1.28)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 204,203   $ 211,705   $ 244,381
     Ratio of Expenses to Average Net Assets.................  0.85%( f)       0.96%    0.81%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(g)................        N/A       0.85%    0.77%(f)
     Ratio of Net Investment Income to Average Net Assets....   4.29%(f)       4.03%    3.35%(f)
     Portfolio Turnover Rate.................................  250.0%(f)      271.5%  542.3%( h)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 10.13     $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.17        0.32        0.09
     Net Realized and Unrealized Gain (Loss) on Investments..       0.03        0.02      (0.26)
                             Total From Investment Operations       0.20        0.34      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.18)      (0.32)      (0.10)
                            Total Dividends and Distributions     (0.18)      (0.32)      (0.10)
Net Asset Value, End of Period                                   $ 10.15     $ 10.13     $ 10.11
Total Return(d)..............................................   1.99%(e)       3.48%  (1.62)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 36,449    $ 38,018    $ 47,116
     Ratio of Expenses to Average Net Assets.................   1.75%(f)       1.79%    1.74%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(g)................        N/A       1.68%    1.69%(f)
     Ratio of Net Investment Income to Average Net Assets....   3.39%(f)       3.19%    2.42%(f)
     Portfolio Turnover Rate.................................  250.0%(f)      271.5%   542.3%(h)


                                                                2007( i)
GOVERNMENT & HIGH QUALITY BOND FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.11
     Net Realized and Unrealized Gain (Loss) on Investments..       0.04
                             Total From Investment Operations       0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.12)
                            Total Dividends and Distributions     (0.12)
Net Asset Value, End of Period                                   $ 10.15
Total Return(d)..............................................   1.46%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 398
     Ratio of Expenses to Average Net Assets(j)..............   1.65%(f)
     Ratio of Net Investment Income to Average Net Assets....   3.68%(f)
     Portfolio Turnover Rate.................................  250.0%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares  outstanding during the period.
(d)Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(h) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Income Fund, Inc.
(i)Period from January 17, 2007, through April 30, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.
(j) Reflects Manager's contractual expense limit.





                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
HIGH YIELD FUND II
Class A shares
Net Asset Value, Beginning of Period.........................     $ 8.79      $ 8.23      $ 8.28      $ 7.88      $ 6.63      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.29( b)        0.61        0.56        0.58     0.61(b)        0.71
     Net Realized and Unrealized Gain (Loss) on Investments..       0.39        0.55      (0.03)        0.43        1.31      (0.72)
                             Total From Investment Operations       0.68        1.16        0.53        1.01        1.92      (0.01)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.40)      (0.60)      (0.58)      (0.61)      (0.67)      (0.80)
     Distributions from Realized Gains.......................     (0.18)          -           -           -           -           -
                            Total Dividends and Distributions     (0.58)      (0.60)      (0.58)      (0.61)      (0.67)      (0.80)
Net Asset Value, End of Period                                    $ 8.89      $ 8.79      $ 8.23      $ 8.28      $ 7.88      $ 6.63
Total Return(c)..............................................  7.28%( d)      14.63%       6.56%      13.23%      30.13%     (0.48)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 642,892   $ 422,747   $ 111,164    $ 85,190    $ 48,618    $ 13,563
     Ratio of Expenses to Average Net Assets.................  0.81%( e)       0.90%       0.92%       0.93%       0.97%       1.03%
     Ratio of Gross Expenses to Average Net Assets(f)........   0.81%(e)       0.90%       0.92%       0.93%       0.97%       1.03%
     Ratio of Net Investment Income to Average Net Assets....   6.71%(e)       7.31%       6.76%       7.11%       8.24%       9.72%
     Portfolio Turnover Rate.................................   51.3%(e)       85.0%       94.0%       82.0%       61.0%       60.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
HIGH YIELD FUND II
Class B shares
Net Asset Value, Beginning of Period.........................     $ 8.83      $ 8.27      $ 8.32      $ 7.91      $ 6.66      $ 7.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.26(b)        0.55        0.50        0.52     0.56(b)        0.66
     Net Realized and Unrealized Gain (Loss) on Investments..       0.38        0.55      (0.03)        0.44        1.31      (0.72)
                             Total From Investment Operations       0.64        1.10        0.47        0.96        1.87      (0.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.36)      (0.54)      (0.52)      (0.55)      (0.62)      (0.75)
     Distributions from Realized Gains.......................     (0.18)          -           -           -           -           -
                            Total Dividends and Distributions     (0.54)      (0.54)      (0.52)      (0.55)      (0.62)      (0.75)
Net Asset Value, End of Period                                    $ 8.93      $ 8.83      $ 8.27      $ 8.32      $ 7.91      $ 6.66
Total Return(c)..............................................   6.81%(d)      13.72%       5.75%      12.50%      29.08%     (1.17)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 88,718    $ 83,143    $ 73,667    $ 80,036    $ 83,665    $ 44,004
     Ratio of Expenses to Average Net Assets.................   1.63%(e)       1.66%       1.68%       1.69%       1.73%       1.78%
     Ratio of Gross Expenses to Average Net Assets(f)........   1.63%(e)       1.66%       1.68%       1.69%       1.73%       1.78%
     Ratio of Net Investment Income to Average Net Assets....   5.90%(e)       6.55%       6.00%       6.35%       7.48%       8.97%
     Portfolio Turnover Rate.................................   51.3%(e)       85.0%       94.0%       82.0%       61.0%       60.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    g)
                                                                 ----           ----        ----        ----        ---- ----
HIGH YIELD FUND II
Class C shares
Net Asset Value, Beginning of Period.........................     $ 8.83      $ 8.27      $ 8.32      $ 7.91      $ 6.67      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.26(b)        0.55        0.50        0.52     0.56(b)        0.46
     Net Realized and Unrealized Gain (Loss) on Investments..       0.33        0.55      (0.03)        0.44        1.30      (0.86)
                             Total From Investment Operations       0.59        1.10        0.47        0.96        1.86      (0.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.31)      (0.54)      (0.52)      (0.55)      (0.62)      (0.48)
     Distributions from Realized Gains.......................     (0.18)          -           -           -           -           -
                            Total Dividends and Distributions     (0.49)      (0.54)      (0.52)      (0.55)      (0.62)      (0.48)
Net Asset Value, End of Period                                    $ 8.93      $ 8.83      $ 8.27      $ 8.32      $ 7.91      $ 6.67
Total Return(c)..............................................   6.84%(d)      13.74%       5.77%      12.51%      29.08%  (5.66)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 126,130    $ 76,883    $ 38,475    $ 33,318    $ 24,540     $ 2,556
     Ratio of Expenses to Average Net Assets.................   1.58%(e)       1.65%       1.66%       1.68%       1.71%    1.78%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   1.58%(e)       1.65%       1.66%       1.68%       1.71%    1.78%(e)
     Ratio of Net Investment Income to Average Net Assets....   5.94%(e)       6.56%       6.02%       6.36%       7.50%    8.97%(e)
     Portfolio Turnover Rate.................................   51.3%(e)       85.0%       94.0%       82.0%       61.0%    60.0%(e)

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized
basis.
(f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.







                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
INCOME FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 9.09      $ 9.05      $ 9.46      $ 9.35      $ 9.02      $ 9.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.23( b)        0.48        0.45        0.46        0.51        0.60
     Net Realized and Unrealized Gain (Loss) on Investments..       0.04        0.05      (0.38)        0.15        0.38      (0.28)
                             Total From Investment Operations       0.27        0.53        0.07        0.61        0.89        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.25)      (0.49)      (0.48)      (0.50)      (0.56)      (0.62)
                            Total Dividends and Distributions     (0.25)      (0.49)      (0.48)      (0.50)      (0.56)      (0.62)
Net Asset Value, End of Period                                    $ 9.11      $ 9.09      $ 9.05      $ 9.46      $ 9.35      $ 9.02
Total Return(c)..............................................  2.98%( d)       6.02%       0.75%       6.68%      10.10%       3.63%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 143,476   $ 143,590   $ 147,521   $ 147,695   $ 153,654   $ 130,512
     Ratio of Expenses to Average Net Assets.................  0.89%( e)       0.89%       0.91%       0.92%       0.94%       0.97%
     Ratio of Gross Expenses to Average Net Assets(f)........      -%(e)       0.89%       0.91%       0.92%       0.94%       0.97%
     Ratio of Net Investment Income to Average Net Assets....   5.11%(e)       5.27%       4.83%       4.90%       5.42%       6.61%
     Portfolio Turnover Rate.................................   13.9%(e)       26.0%       20.0%       24.0%       33.0%       20.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
INCOME FUND
Class B shares
Net Asset Value, Beginning of Period.........................     $ 9.12      $ 9.08      $ 9.49      $ 9.37      $ 9.04      $ 9.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.20(b)        0.41        0.38        0.39        0.44        0.54
     Net Realized and Unrealized Gain (Loss) on Investments..       0.04        0.05      (0.38)        0.16        0.38      (0.29)
                             Total From Investment Operations       0.24        0.46          -         0.55        0.82        0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.22)      (0.42)      (0.41)      (0.43)      (0.49)      (0.56)
                            Total Dividends and Distributions     (0.22)      (0.42)      (0.41)      (0.43)      (0.49)      (0.56)
Net Asset Value, End of Period                                    $ 9.14      $ 9.12      $ 9.08      $ 9.49      $ 9.37      $ 9.04
Total Return(c)..............................................   2.59%(d)       5.23%       0.02%       6.03%       9.31%       2.79%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 91,196    $ 99,751   $ 128,067   $ 152,065   $ 194,396   $ 142,186
     Ratio of Expenses to Average Net Assets.................   1.65%(e)       1.65%       1.65%       1.65%       1.65%       1.68%
     Ratio of Gross Expenses to Average Net Assets(f)........   1.65%(e)       1.65%       1.65%       1.65%       1.65%       1.68%
     Ratio of Net Investment Income to Average Net Assets....   4.35%(e)       4.51%       4.09%       4.17%       4.71%       5.90%
     Portfolio Turnover Rate.................................   13.9%(e)       26.0%       20.0%       24.0%       33.0%       20.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    g)
                                                                 ----           ----        ----        ----        ---- ----
INCOME FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 9.12      $ 9.08      $ 9.49      $ 9.37      $ 9.04      $ 9.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.20(b)        0.41        0.38        0.39        0.45        0.37
     Net Realized and Unrealized Gain (Loss) on Investments..       0.04        0.05      (0.38)        0.16        0.38      (0.17)
                             Total From Investment Operations       0.24        0.46          -         0.55        0.83        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.22)      (0.42)      (0.41)      (0.43)      (0.50)      (0.37)
                            Total Dividends and Distributions     (0.22)      (0.42)      (0.41)      (0.43)      (0.50)      (0.37)
Net Asset Value, End of Period                                    $ 9.14      $ 9.12      $ 9.08      $ 9.49      $ 9.37      $ 9.04
Total Return(c)..............................................   2.60%(d)       5.23%       0.01%       6.02%       9.33%    2.25%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 10,976    $ 10,412    $ 10,761    $ 11,580    $ 15,274     $ 7,710
     Ratio of Expenses to Average Net Assets.................   1.64%(e)       1.64%       1.66%       1.65%       1.63%    1.62%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   1.81%(e)       1.64%       1.66%       1.65%       1.63%    1.62%(e)
     Ratio of Net Investment Income to Average Net Assets....   4.35%(e)       4.52%       4.08%       4.17%       4.73%    5.96%(e)
     Portfolio Turnover Rate.................................   13.9%(e)       26.0%       20.0%       24.0%       33.0%       20.0%


(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized
basis.
(f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.







                                                             2007(    a)        2006 2005(    b)
                                                             ----               ---- ----
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 9.67      $ 9.85     $ 10.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.15        0.54        0.21
     Net Realized and Unrealized Gain (Loss) on Investments..       0.01      (0.21)      (0.32)
                            Total From Investment Operations        0.16        0.33      (0.11)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.18)      (0.50)      (0.17)
     Distributions from Realized Gains.......................         -       (0.01)          -
                           Total Dividends and Distributions      (0.18)      (0.51)      (0.17)
Net Asset Value, End of Period                                    $ 9.65      $ 9.67      $ 9.85
Total Return(d)..............................................   1.72%(e)       3.38%  (1.09)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 4,572     $ 3,851     $ 1,508
     Ratio of Expenses to Average Net Assets(f).............. 0.90%(  g)       0.95%    1.10%(g)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f),(h)............        N/A       0.95%    1.10%(g)
     Ratio of Net Investment Income to Average Net Assets....   3.07%(g)       5.57%    6.26%(g)
     Portfolio Turnover Rate.................................  116.3%(g)       51.4%    45.5%(g)


                                                            2007(     i)
                                                            ----
INFLATION PROTECTION FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 9.49
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.14
     Net Realized and Unrealized Gain (Loss) on Investments..       0.16
                           Total From Investment Operations         0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.12)
                          Total Dividends and Distributions       (0.12)
Net Asset Value, End of Period                                    $ 9.67
Total Return(d)..............................................   3.15%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................      $ 75
     Ratio of Expenses to Average Net Assets(f)..............   1.65%(g)
     Ratio of Net Investment Income to Average Net Assets....   4.98%(g)
     Portfolio Turnover Rate.................................  116.3%(g)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005, date shares first offered, through October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g)  Computed on an  annualized  basis.
(h) Excludes  interest  expense paid on
borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(i) Period from January 17, 2007, through April
30, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through January 16, 2007.









                                                              2007(   a)        2006 2005(    b)
                                                              ----              ---- ----
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 24.63     $ 19.43     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.05        0.14        0.06
     Net Realized and Unrealized Gain (Loss) on Investments..       5.11        7.04        2.05
                             Total From Investment Operations       5.16        7.18        2.11
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.08)      (0.05)          -
     Distributions from Realized Gains.......................     (1.75)      (1.93)          -
                            Total Dividends and Distributions     (1.83)      (1.98)          -
Net Asset Value, End of Period                                   $ 27.96     $ 24.63     $ 19.43
Total Return(d)..............................................  21.82%(e)      39.48%   12.18%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 113,607    $ 83,566    $ 55,053
     Ratio of Expenses to Average Net Assets.................  1.74%( f)       1.98%    1.98%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.40%(f)       0.63%    0.91%(f)
     Portfolio Turnover Rate.................................  101.1%(f)      134.0%  181.2%( g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 24.37     $ 19.34     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.06)      (0.04)      (0.03)
     Net Realized and Unrealized Gain (Loss) on Investments..       5.04        7.00        2.05
                             Total From Investment Operations       4.98        6.96        2.02
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (1.75)      (1.93)          -
                            Total Dividends and Distributions     (1.75)      (1.93)          -
Net Asset Value, End of Period                                   $ 27.60     $ 24.37     $ 19.34
Total Return(d)..............................................  21.25%(e)      38.41%   11.66%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 18,617    $ 14,597     $ 9,520
     Ratio of Expenses to Average Net Assets.................   2.62%(f)       2.81%    3.38%(f)
     Ratio of Net Investment Income to Average Net Assets....  (0.50)%(f)    (0.16)%  (0.48)%(f)
     Portfolio Turnover Rate.................................  101.1%(f)      134.0%   181.2%(g)


                                                                  2007( h)
INTERNATIONAL EMERGING MARKETS FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 25.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.02
     Net Realized and Unrealized Gain (Loss) on Investments..       2.59
                            Total From Investment Operations        2.61
Net Asset Value, End of Period                                   $ 27.92
Total Return(d)..............................................  10.31%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 2,261
     Ratio of Expenses to Average Net Assets(i)..............   2.80%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.28%(f)
     Portfolio Turnover Rate.................................  101.1%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005, date shares first offered, through October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.
(h)Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.







                                                            2007(     a)        2006 2005(    b)
                                                            ----                ---- ----
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 7.78      $ 7.09      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.01          -       (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.59        0.69        0.31
                           Total From Investment Operations         0.60        0.69        0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.01)          -           -
     Distributions from Realized Gains.......................     (0.10)          -           -
                          Total Dividends and Distributions       (0.11)          -           -
Net Asset Value, End of Period                                    $ 8.27      $ 7.78      $ 7.09
Total Return(d).............................................     7.76%(e)       9.73%    4.42%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 437,252   $ 280,969   $ 270,930
     Ratio of Expenses to Average Net Assets(f).............     1.17%(g)       1.13%    1.01%(g)
     Ratio of Net Investment Income to Average Net Assets....   0.16%(g)       0.06%  (0.24)%(g)
     Portfolio Turnover Rate................................ 126.8%(g),(h)     93.5%  169.0%( i)


                                                                  2007(a)       2006     2005(b)
                                                                  ----          ----     ----
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period.........................      $ 7.69     $ 7.07      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............      (0.04)     (0.06)      (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..        0.59       0.68        0.30
                           Total From Investment Operations          0.55       0.62        0.28
Less Dividends and Distributions:
     Distributions from Realized Gains.......................      (0.10)         -           -
                          Total Dividends and Distributions        (0.10)         -           -
Net Asset Value, End of Period                                     $ 8.14     $ 7.69      $ 7.07
Total Return(d)..............................................    7.19%(e)      8.77%    4.12%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 94,761   $ 28,890    $ 35,551
     Ratio of Expenses to Average Net Assets(f)..............    2.18%(g)      2.03%    1.73%(g)
     Ratio of Net Investment Income to Average Net Assets....  (0.94)%(g)    (0.85)%  (0.96)%(g)
     Portfolio Turnover Rate................................ 126.8%(g),(h)     93.5%   169.0%(i)


                                                            2007(     j)
                                                            ----
LARGECAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 8.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.12
                           Total From Investment Operations         0.10
Net Asset Value, End of Period                                    $ 8.25
Total Return(d)..............................................   1.23%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 3,369
     Ratio of Expenses to Average Net Assets(f)..............   2.03%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.87)%(g)
     Portfolio Turnover Rate................................ 126.8%(g),(h)


(a)  Six months ended April 30, 2007.
(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c) Calculated based on average
     shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(i) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.
(j) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.









                                                              2007(   a)        2006 2005(    b)
                                                              ----              ---- ----
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 9.86      $ 8.66      $ 8.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.07        0.12        0.03
     Net Realized and Unrealized Gain (Loss) on Investments..       0.73        1.22        0.04
                             Total From Investment Operations       0.80        1.34        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.12)      (0.10)          -
     Distributions from Realized Gains.......................     (0.03)      (0.04)          -
                            Total Dividends and Distributions     (0.15)      (0.14)          -
Net Asset Value, End of Period                                   $ 10.51      $ 9.86      $ 8.66
Total Return(d)..............................................  8.20%( e)      15.54%    0.81%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 85,305    $ 78,995    $ 72,994
     Ratio of Expenses to Average Net Assets.................  0.64%( f)       0.67%    0.64%(f)
     Ratio of Net Investment Income to Average Net Assets....   1.43%(f)       1.31%    1.03%(f)
     Portfolio Turnover Rate.................................    5.1%(f)        3.7%  11.5%(  g)


                                                                 2007( h)
LARGECAP S&P 500 INDEX FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.01
     Net Realized and Unrealized Gain (Loss) on Investments..       0.36
                             Total From Investment Operations       0.37
Net Asset Value, End of Period                                   $ 10.49
Total Return(d)..............................................   3.66%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 1,289
     Ratio of Expenses to Average Net Assets(i)..............   1.30%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.30%(f)
     Portfolio Turnover Rate.................................    5.1%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares  outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.







                                                              2007(   a)        2006 2005(    b)
                                                              ----              ---- ----
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 13.11     $ 11.34     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.10        0.18        0.05
     Net Realized and Unrealized Gain (Loss) on Investments..       0.99        1.98      (0.02)
                             Total From Investment Operations       1.09        2.16        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.17)      (0.10)          -
     Distributions from Realized Gains.......................     (0.60)      (0.29)          -
                            Total Dividends and Distributions     (0.77)      (0.39)          -
Net Asset Value, End of Period                                   $ 13.43     $ 13.11     $ 11.34
Total Return(d)..............................................  8.66%( e)      19.53%    0.27%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 309,099   $ 295,285   $ 281,278
     Ratio of Expenses to Average Net Assets.................  0.91%( f)       0.90%    0.80%(f)
     Ratio of Net Investment Income to Average Net Assets....   1.53%(f)       1.50%    1.18%(f)
     Portfolio Turnover Rate.................................   89.5%(f)       92.8%  181.1%( g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 13.00     $ 11.33     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.03        0.06        0.03
     Net Realized and Unrealized Gain (Loss) on Investments..       0.99        1.96      (0.01)
                             Total From Investment Operations       1.02        2.02        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.03)      (0.06)          -
     Distributions from Realized Gains.......................     (0.60)      (0.29)          -
                            Total Dividends and Distributions     (0.63)      (0.35)          -
Net Asset Value, End of Period                                   $ 13.39     $ 13.00     $ 11.33
Total Return(d)..............................................   8.12%(e)      18.18%    0.18%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 22,047    $ 23,025    $ 24,515
     Ratio of Expenses to Average Net Assets.................   2.01%(f)       1.88%    1.22%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.43%(f)       0.52%    0.77%(f)
     Portfolio Turnover Rate.................................   89.5%(f)       92.8%   181.1%(g)


                                                                  2007( h)
LARGECAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 12.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.01
     Net Realized and Unrealized Gain (Loss) on Investments..       0.59
                             Total From Investment Operations       0.60
Net Asset Value, End of Period                                   $ 13.40
Total Return(d)..............................................   4.69%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 363
     Ratio of Expenses to Average Net Assets(i)..............   1.70%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.17%(f)
     Portfolio Turnover Rate.................................   89.5%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.







                                                                2007(a)         2006       2005(b)
                                                                 ----           ----        ----
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period.........................   $ 14.89      $ 13.78     $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............      0.01         0.04        0.01
     Net Realized and Unrealized Gain (Loss) on                    1.75
Investments..................................................                   1.81        0.49
                          Total From Investment Operations         1.76         1.85        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income....................    (0.03)       (0.03)          -
     Distributions from Realized Gains.......................    (1.42)       (0.71)          -
                         Total Dividends and Distributions       (1.45)       (0.74)          -
Net Asset Value, End of Period                                  $ 15.20      $ 14.89     $ 13.78
Total Return(d)............................................ 12.57%(  e)       13.87%    3.77%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................$ 592,295    $ 549,528   $ 517,870
     Ratio of Expenses to Average Net Assets(f)............ 1.02%(   g)        1.02%    1.02%(g)
     Ratio of Net Investment Income to Average Net Assets....  0.08%(g)        0.28%    0.21%(g)
     Portfolio Turnover Rate.................................  25.9%(g)        43.4%  133.8%( h)


                                                                2007(a)       2006       2005(b)
                                                                ----          ----       ----
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period.........................   $ 14.86    $ 13.76       $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............    (0.02)         -             -
     Net Realized and Unrealized Gain (Loss) on                    1.75
Investments..................................................                 1.81          0.48
                          Total From Investment Operations         1.73       1.81          0.48
Less Dividends and Distributions:
     Distributions from Realized Gains.......................    (1.42)     (0.71)            -
                         Total Dividends and Distributions       (1.42)     (0.71)            -
Net Asset Value, End of Period                                  $ 15.17    $ 14.86       $ 13.76
Total Return(d).............................................. 12.37%(e)     13.60%      3.61%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 70,128   $ 68,090      $ 71,900
     Ratio of Expenses to Average Net Assets(f)..............  1.32%(g)      1.32%      1.32%(g)
     Ratio of Net Investment Income to Average Net Assets... (0.22)%(g)    (0.02)%    (0.09)%(g)
     Portfolio Turnover Rate.................................  25.9%(g)      43.4%     133.8%(h)


                                                                  2007( i)
MIDCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 14.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.01
                            Total From Investment Operations        0.97
Net Asset Value, End of Period                                   $ 15.17
Total Return(d)..............................................   6.83%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 1,417
     Ratio of Expenses to Average Net Assets(f)..............   1.95%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.93)%(g)
     Portfolio Turnover Rate.................................   25.9%(g)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.
(i) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.








                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
MIDCAP STOCK FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 20.86     $ 19.23     $ 17.06     $ 15.34     $ 12.39     $ 13.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.12        0.10        0.24        0.02        0.01      (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       2.30        3.02        2.56        1.75        2.94      (0.60)
                             Total From Investment Operations       2.42        3.12        2.80        1.77        2.95      (0.61)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.11)      (0.26)      (0.03)      (0.01)          -           -
     Distributions from Realized Gains.......................     (0.97)      (1.23)      (0.60)      (0.04)          -       (0.50)
                            Total Dividends and Distributions     (1.08)      (1.49)      (0.63)      (0.05)          -       (0.50)
Net Asset Value, End of Period                                   $ 22.20     $ 20.86     $ 19.23     $ 17.06     $ 15.34     $ 12.39
Total Return(c)..............................................  11.94%(d)      17.12%      16.75%      11.57%      23.81%     (4.86)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 271,280   $ 215,201    $ 93,180    $ 59,491    $ 38,676    $ 28,248
     Ratio of Expenses to Average Net Assets.................  1.06%( e)       1.09%       1.12%       1.14%       1.16%       1.25%
     Ratio of Gross Expenses to Average Net Assets(f)........   1.06%(e)       1.09%       1.12%       1.14%       1.16%       1.25%
     Ratio of Net Investment Income to Average Net Assets....   1.11%(e)       0.53%       1.32%       0.12%       0.07%     (0.10)%
     Portfolio Turnover Rate.................................   15.4%(e)       22.0%       28.0%       23.0%       28.0%       27.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
MIDCAP STOCK FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 19.66     $ 18.23     $ 16.33     $ 14.82     $ 12.09     $ 13.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.01      (0.09)        0.06      (0.14)      (0.13)      (0.15)
     Net Realized and Unrealized Gain (Loss) on Investments..       2.17        2.85        2.44        1.69        2.86      (0.57)
                             Total From Investment Operations       2.18        2.76        2.50        1.55        2.73      (0.72)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................         -       (0.10)          -           -           -           -
     Distributions from Realized Gains.......................     (0.97)      (1.23)      (0.60)      (0.04)          -       (0.50)
                            Total Dividends and Distributions     (0.97)      (1.33)      (0.60)      (0.04)          -       (0.50)
Net Asset Value, End of Period                                   $ 20.87     $ 19.66     $ 18.23     $ 16.33     $ 14.82     $ 12.09
Total Return(c)..............................................  11.38%(d)      15.95%      15.63%      10.54%      22.50%     (5.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 34,233    $ 30,663    $ 24,218    $ 19,958    $ 17,405    $ 13,229
     Ratio of Expenses to Average Net Assets.................   2.06%(e)       2.07%       2.11%       2.12%       2.24%       2.26%
     Ratio of Gross Expenses to Average Net Assets(f)........   2.06%(e)       2.07%       2.11%       2.12%       2.24%       2.26%
     Ratio of Net Investment Income to Average Net Assets....   0.10%(e)     (0.45)%       0.33%     (0.86)%     (1.01)%     (1.11)%
     Portfolio Turnover Rate.................................   15.4%(e)       22.0%       28.0%       23.0%       28.0%       27.0%


                                                                 2007(a)        2006        2005        2004       2003 2002(     g)
                                                                 ----           ----        ----        ----       ---- ----
MIDCAP STOCK FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 19.66     $ 18.28     $ 16.36     $ 14.83    $ 12.10      $ 13.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.03      (0.06)        0.08      (0.13)     (0.12)       (0.10)
     Net Realized and Unrealized Gain (Loss) on Investments..       2.16        2.85        2.44        1.70       2.85       (1.40)
                            Total From Investment Operations        2.19        2.79        2.52        1.57       2.73       (1.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................         -       (0.18)          -           -          -            -
     Distributions from Realized Gains.......................     (0.97)      (1.23)      (0.60)      (0.04)         -            -
                           Total Dividends and Distributions      (0.97)      (1.41)      (0.60)      (0.04)         -            -
Net Asset Value, End of Period                                   $ 20.88     $ 19.66     $ 18.28     $ 16.36    $ 14.83      $ 12.10
Total Return(c)..............................................  11.44%(d)      16.09%      15.73%      10.60%     22.56%  (11.03)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 11,559     $ 8,051     $ 4,303     $ 1,769      $ 550         $ 55
     Ratio of Expenses to Average Net Assets.................   1.94%(e)       1.95%       1.99%       2.04%      2.15%     2.24%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   2.11%(e)       1.95%       1.99%       2.04%      2.15%     2.24%(e)
     Ratio of Net Investment Income to Average Net Assets....   0.26%(e)     (0.33)%       0.45%     (0.79)%    (0.92)%   (1.09)%(e)
     Portfolio Turnover Rate.................................   15.4%(e)       22.0%       28.0%       23.0%      28.0%     27.0%(e)


(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.









                                                                 2007(a)        2006       2005(b)
                                                                   ----         ----        ----
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.02        0.04        0.01
                           Total From Investment Operations         0.02        0.04        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.02)      (0.04)      (0.01)
                          Total Dividends and Distributions       (0.02)      (0.04)      (0.01)
Net Asset Value, End of Period                                    $ 1.00      $ 1.00      $ 1.00
Total Return(d).............................................      2.42%(e)       4.41%    1.02%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)...............$ 1,733,179   $ 431,696   $ 344,589
     Ratio of Expenses to Average Net Assets(f).............      0.45%(g)       0.54%    0.60%(g)
     Ratio of Net Investment Income to Average Net Assets....   4.90%(g)       4.35%    2.95%(g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period.........................     $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.02        0.03        0.01
                             Total From Investment Operations       0.02        0.03        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.02)      (0.03)      (0.01)
                            Total Dividends and Distributions     (0.02)      (0.03)      (0.01)
Net Asset Value, End of Period                                    $ 1.00      $ 1.00      $ 1.00
Total Return(d)..............................................   1.90%(e)       2.90%    0.59%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 32,825     $ 2,976     $ 3,099
     Ratio of Expenses to Average Net Assets(f)..............   1.60%(g)       1.98%    1.87%(g)
     Ratio of Net Investment Income to Average Net Assets....   3.75%(g)       2.90%    1.67%(g)


                                    2007( h)
MONEY MARKET FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.01
                             Total From Investment Operations       0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.01)
                            Total Dividends and Distributions     (0.01)
Net Asset Value, End of Period                                    $ 1.00
Total Return(d)..............................................   1.02%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 6,091
     Ratio of Expenses to Average Net Assets(f)..............   1.79%(g)
     Ratio of Net Investment Income to Average Net Assets....   3.56%(g)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Period from January 16, 2007,  date shares first offered,  through April 30,
2007.





                                                              2007(a)           2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 10.54     $ 10.53     $ 10.88     $ 10.89     $ 11.19     $ 11.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.23( b)        0.44     0.41(b)     0.40(b)     0.40(b)        0.54
     Net Realized and Unrealized Gain (Loss) on Investments..       0.03        0.04      (0.30)        0.05      (0.19)        0.04
                             Total From Investment Operations       0.26        0.48        0.11        0.45        0.21        0.58
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.24)      (0.47)      (0.46)      (0.46)      (0.51)      (0.59)
                            Total Dividends and Distributions     (0.24)      (0.47)      (0.46)      (0.46)      (0.51)      (0.59)
Net Asset Value, End of Period                                   $ 10.56     $ 10.54     $ 10.53     $ 10.88     $ 10.89     $ 11.19
Total Return(c)..............................................  2.48%( d)       4.74%       1.02%       4.26%       1.94%       5.37%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 94,482    $ 98,110   $ 120,615   $ 134,896   $ 176,859   $ 196,222
     Ratio of Expenses to Average Net Assets.................  0.92%( e)       0.91%       0.92%       0.93%       0.93%       0.96%
     Ratio of Gross Expenses to Average Net Assets(f)........   0.92%(e)       0.91%       0.92%       0.93%       0.93%       0.96%
     Ratio of Net Investment Income to Average Net Assets....   4.46%(e)       4.25%       3.84%       3.64%       3.59%       4.91%
     Portfolio Turnover Rate.................................   17.7%(e)       13.0%       34.0%       30.0%       62.0%       48.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 10.54     $ 10.52     $ 10.87     $ 10.88     $ 11.18     $ 11.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.19(b)        0.37     0.33(b)     0.32(b)     0.32(b)        0.46
     Net Realized and Unrealized Gain (Loss) on Investments..       0.02        0.05      (0.30)        0.05      (0.19)        0.04
                             Total From Investment Operations       0.21        0.42        0.03        0.37        0.13        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.20)      (0.40)      (0.38)      (0.38)      (0.43)      (0.51)
                            Total Dividends and Distributions     (0.20)      (0.40)      (0.38)      (0.38)      (0.43)      (0.51)
Net Asset Value, End of Period                                   $ 10.55     $ 10.54     $ 10.52     $ 10.87     $ 10.88     $ 11.18
Total Return(c)..............................................   2.00%(d)       4.06%       0.28%       3.50%       1.20%       4.62%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 72,652    $ 85,761   $ 122,147   $ 157,900   $ 251,153   $ 271,440
     Ratio of Expenses to Average Net Assets.................   1.67%(e)       1.66%       1.65%       1.65%       1.66%       1.68%
     Ratio of Gross Expenses to Average Net Assets(f)........   1.68%(e)       1.66%       1.65%       1.65%       1.66%       1.68%
     Ratio of Net Investment Income to Average Net Assets....   3.71%(e)       3.50%       3.11%       2.92%       2.86%       4.19%
     Portfolio Turnover Rate.................................   17.7%(e)       13.0%       34.0%       30.0%       62.0%       48.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    g)
                                                                 ----           ----        ----        ----        ---- ----
MORTGAGE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.53     $ 10.51     $ 10.86     $ 10.87     $ 11.18     $ 11.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.20(b)        0.37     0.33(b)     0.32(b)     0.32(b)        0.33
     Net Realized and Unrealized Gain (Loss) on Investments..       0.01        0.05      (0.30)        0.05      (0.20)        0.18
                             Total From Investment Operations       0.21        0.42        0.03        0.37        0.12        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.20)      (0.40)      (0.38)      (0.38)      (0.43)      (0.33)
                            Total Dividends and Distributions     (0.20)      (0.40)      (0.38)      (0.38)      (0.43)      (0.33)
Net Asset Value, End of Period                                   $ 10.54     $ 10.53     $ 10.51     $ 10.86     $ 10.87     $ 11.18
Total Return(c)..............................................   2.12%(d)       4.00%       0.29%       3.53%       1.12%    4.74%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 7,863     $ 7,964     $ 6,775     $ 6,279    $ 13,354    $ 11,634
     Ratio of Expenses to Average Net Assets.................   1.63%(e)       1.63%       1.64%       1.64%       1.64%    1.63%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   1.86%(e)       1.63%       1.64%       1.64%       1.64%    1.63%(e)
     Ratio of Net Investment Income to Average Net Assets....   3.76%(e)       3.53%       3.12%       2.93%       2.88%    4.24%(e)
     Portfolio Turnover Rate.................................   17.7%(e)       13.0%       34.0%       30.0%       62.0%       48.0%


(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.









                                                              2007(   a)        2006 2005(    b)
                                                              ----              ---- ----
PARTNERS LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 11.41     $ 10.35     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.02        0.05          -
     Net Realized and Unrealized Gain (Loss) on Investments..       0.93        1.47        0.05
                             Total From Investment Operations       0.95        1.52        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.04)      (0.02)          -
     Distributions from Realized Gains.......................     (0.57)      (0.44)          -
                            Total Dividends and Distributions     (0.61)      (0.46)          -
Net Asset Value, End of Period                                   $ 11.75     $ 11.41     $ 10.35
Total Return(d)..............................................  8.60%( e)      15.08%    0.49%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 66,478    $ 59,400    $ 52,211
     Ratio of Expenses to Average Net Assets.................  1.36%( f)       1.40%    1.44%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.42%(f)       0.45%  (0.01)%(f)
     Portfolio Turnover Rate.................................   56.3%(f)       52.1%  51.8%(  g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
PARTNERS LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 11.33     $ 10.32     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.02)      (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.93        1.47        0.05
                             Total From Investment Operations       0.91        1.45        0.02
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.57)      (0.44)          -
                            Total Dividends and Distributions     (0.57)      (0.44)          -
Net Asset Value, End of Period                                   $ 11.67     $ 11.33     $ 10.32
Total Return(d)..............................................   8.25%(e)      14.40%    0.19%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 27,099    $ 25,615    $ 22,978
     Ratio of Expenses to Average Net Assets.................   2.06%(f)       2.00%    2.15%(f)
     Ratio of Net Investment Income to Average Net Assets....  (0.27)%(f)    (0.15)%  (0.71)%(f)
     Portfolio Turnover Rate.................................   56.3%(f)       52.1%    51.8%(g)


                                                                 2007( h)
PARTNERS LARGECAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 11.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.03)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.40
                            Total From Investment Operations        0.37
Net Asset Value, End of Period                                   $ 11.74
Total Return(d)..............................................   3.25%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 529
     Ratio of Expenses to Average Net Assets(i)..............   2.20%(f)
     Ratio of Net Investment Income to Average Net Assets.... (0.94)%(f)
     Portfolio Turnover Rate.................................   56.3%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and
$136,000 from portfolio realignment.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.










                                                                  2007(a)        2006       2005(b)
                                                                    ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period.........................     $ 9.46      $ 8.36      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.04        0.06        0.01
     Net Realized and Unrealized Gain (Loss) on Investments..       0.73        1.10        0.15
                             Total From Investment Operations       0.77        1.16        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.01)      (0.03)          -
     Distributions from Realized Gains.......................         -       (0.03)          -
                            Total Dividends and Distributions     (0.01)      (0.06)          -
Net Asset Value, End of Period                                   $ 10.22      $ 9.46      $ 8.36
Total Return(d)..............................................  8.11%( e)      13.97%    1.95%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 145,611   $ 138,832   $ 126,739
     Ratio of Expenses to Average Net Assets.................  1.08%( f)       1.11%    1.04%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.76%(f)       0.69%    0.41%(f)
     Portfolio Turnover Rate.................................  140.6%(f)       65.1%  148.8%( g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
PARTNERS LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period.........................     $ 9.39      $ 8.35      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.01)      (0.02)          -
     Net Realized and Unrealized Gain (Loss) on Investments..       0.72        1.09        0.15
                             Total From Investment Operations       0.71        1.07        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains.......................         -       (0.03)          -
                            Total Dividends and Distributions         -       (0.03)          -
Net Asset Value, End of Period                                   $ 10.10      $ 9.39      $ 8.35
Total Return(d)..............................................   7.56%(e)      12.87%    1.83%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 15,904    $ 17,761    $ 21,617
     Ratio of Expenses to Average Net Assets.................   2.10%(f)       2.05%    1.47%(f)
     Ratio of Net Investment Income to Average Net Assets....  (0.26)%(f)    (0.24)%  (0.02)%(f)
     Portfolio Turnover Rate.................................  140.6%(f)       65.1%   148.8%(g)


                                                                  2007( h)
PARTNERS LARGECAP BLEND FUND I
Class C shares
Net Asset Value, Beginning of Period.........................     $ 9.84
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.38
                            Total From Investment Operations        0.36
Net Asset Value, End of Period                                   $ 10.20
Total Return(d)..............................................   3.66%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 379
     Ratio of Expenses to Average Net Assets(i)..............   1.90%(f)
     Ratio of Net Investment Income to Average Net Assets.... (0.64)%(f)
     Portfolio Turnover Rate.................................  140.6%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.









                                                              2007(   a)        2006 2005(    b)
                                                              ----              ---- ----
PARTNERS LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period.........................     $ 8.27      $ 8.08      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.01)      (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.71        0.52        0.17
                             Total From Investment Operations       0.70        0.50        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.37)      (0.31)          -
                            Total Dividends and Distributions     (0.37)      (0.31)          -
Net Asset Value, End of Period                                    $ 8.60      $ 8.27      $ 8.08
Total Return(d)..............................................  8.68%( e)       6.12%    1.89%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 52,253    $ 48,815    $ 48,782
     Ratio of Expenses to Average Net Assets.................  1.53%( f)       1.56%    1.47%(f)
     Ratio of Net Investment Income to Average Net Assets....  (0.16)%(f)    (0.30)%  (0.86)%(f)
     Portfolio Turnover Rate.................................   46.7%(f)       58.5%  66.5%(  g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
PARTNERS LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period.........................     $ 8.18      $ 8.06      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.04)      (0.09)      (0.05)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.69        0.52        0.18
                             Total From Investment Operations       0.65        0.43        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.37)      (0.31)          -
                            Total Dividends and Distributions     (0.37)      (0.31)          -
Net Asset Value, End of Period                                    $ 8.46      $ 8.18      $ 8.06
Total Return(d)..............................................   8.15%(e)       5.24%    1.64%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 12,895    $ 13,696    $ 14,707
     Ratio of Expenses to Average Net Assets.................   2.47%(f)       2.39%    2.39%(f)
     Ratio of Net Investment Income to Average Net Assets....  (1.09)%(f)    (1.12)%  (1.79)%(f)
     Portfolio Turnover Rate.................................   46.7%(f)       58.5%    66.5%(g)


                                                                2007( h)
PARTNERS LARGECAP GROWTH FUND I
Class C shares
Net Asset Value, Beginning of Period.........................     $ 8.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.11
                            Total From Investment Operations        0.09
Net Asset Value, End of Period                                    $ 8.64
Total Return(d)..............................................   1.05%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 170
     Ratio of Expenses to Average Net Assets(i)..............   2.20%(f)
     Ratio of Net Investment Income to Average Net Assets.... (0.73)%(f)
     Portfolio Turnover Rate.................................   46.7%(f)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.








                                                                 2007(a)        2006       2005(b)
                                                                 ----           ----        ----
PARTNERS LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period.........................     $ 8.92      $ 8.15      $ 8.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.02)      (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on                     0.55
Investments..................................................                   0.91        0.11
                          Total From Investment Operations          0.53        0.86        0.09
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.73)      (0.09)          -
                         Total Dividends and Distributions        (0.73)      (0.09)          -
Net Asset Value, End of Period                                    $ 8.72      $ 8.92      $ 8.15
Total Return(d)............................................ 6.24%(    e)      10.61%    1.12%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 766       $ 595       $ 141
     Ratio of Expenses to Average Net Assets(f)............ 1.70%(    g)       1.70%    1.70%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.48)%(g)     (0.58)%  (0.80)%(g)
     Portfolio Turnover Rate............................... 145.4%(g),(h)     143.4%       95.2%


                                                                   2007(i)
                                                                   ----
PARTNERS LARGECAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period.........................     $ 8.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.22
                           Total From Investment Operations         0.18
Net Asset Value, End of Period                                    $ 8.70
Total Return(d)..............................................   2.11%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 144
     Ratio of Expenses to Average Net Assets(f)..............   2.45%(g)
     Ratio of Net Investment Income to Average Net Assets.... (1.49)%(g)
     Portfolio Turnover Rate................................ 145.4%(g),(h)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(i) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through January 16, 2007.





                                                                2007(a)        2006       2005(b)
                                                                ----            ----        ----
PARTNERS LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 15.58     $ 13.51     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.10        0.16        0.02
     Net Realized and Unrealized Gain (Loss) on Investments..       1.24        2.51      (0.10)
                             Total From Investment Operations       1.34        2.67      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.14)      (0.09)          -
     Distributions from Realized Gains.......................     (0.71)      (0.51)          -
                            Total Dividends and Distributions     (0.85)      (0.60)          -
Net Asset Value, End of Period                                   $ 16.07     $ 15.58     $ 13.51
Total Return(d)..............................................  8.92%( e)      20.40%  (0.59)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 71,336    $ 64,815    $ 53,806
     Ratio of Expenses to Average Net Assets.................  1.37%( f)       1.41%    1.49%(f)
     Ratio of Net Investment Income to Average Net Assets....   1.25%(f)       1.10%    0.47%(f)
     Portfolio Turnover Rate.................................   29.7%(f)       20.7%  28.1%(  g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
PARTNERS LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 15.54     $ 13.47     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.04        0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.23        2.51      (0.10)
                             Total From Investment Operations       1.27        2.58      (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.04)          -           -
     Distributions from Realized Gains.......................     (0.71)      (0.51)          -
                            Total Dividends and Distributions     (0.75)      (0.51)          -
Net Asset Value, End of Period                                   $ 16.06     $ 15.54     $ 13.47
Total Return(d)..............................................   8.43%(e)      19.67%  (0.88)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 25,094    $ 23,374    $ 20,509
     Ratio of Expenses to Average Net Assets.................   2.12%(f)       2.05%    2.28%(f)
     Ratio of Net Investment Income to Average Net Assets....   0.50%(f)       0.46%  (0.33)%(f)
     Portfolio Turnover Rate.................................   29.7%(f)       20.7%    28.1%(g)


                                                                  2007( h)
PARTNERS LARGECAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 15.39
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.67
                            Total From Investment Operations        0.66
Net Asset Value, End of Period                                   $ 16.05
Total Return(d)..............................................   4.29%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 499
     Ratio of Expenses to Average Net Assets(i)..............   2.25%(f)
     Ratio of Net Investment Income to Average Net Assets.... (0.33)%(f)
     Portfolio Turnover Rate.................................   29.7%(f)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and
$331,000 from portfolio realignment.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.
i) Reflects Manager's contractual expense limit.





                                                           2007(a)          2006         2005(b)
                                                           ----               ----        ----
PARTNERS MIDCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 9.46     $ 8.77        $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............    (0.05)     (0.09)        (0.04)
     Net Realized and Unrealized Gain (Loss) on                    1.06
Investments..................................................                 0.85          0.41
                          Total From Investment Operations         1.01       0.76          0.37
Less Dividends and Distributions:
     Distributions from Realized Gains.......................    (0.28)     (0.07)            -
                         Total Dividends and Distributions       (0.28)     (0.07)            -
Net Asset Value, End of Period                                  $ 10.19     $ 9.46        $ 8.77
Total Return(d)............................................ 10.85%(  e)      8.64%      4.40%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 30,640   $ 27,926      $ 25,628
     Ratio of Expenses to Average Net Assets(f)............ 1.75%(   g)      1.75%      1.75%(g)
     Ratio of Net Investment Income to Average Net Assets... (1.12)%(g)    (0.97)%    (1.40)%(g)
     Portfolio Turnover Rate................................. 146.6%(g)     145.8%  185.7%(   h)


                                                                2007(a)       2006       2005(b)
                                                                ----          ----       ----
PARTNERS MIDCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 9.36     $ 8.75        $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............    (0.09)     (0.16)        (0.06)
     Net Realized and Unrealized Gain (Loss) on                    1.05
Investments..................................................                 0.84          0.41
                          Total From Investment Operations         0.96       0.68          0.35
Less Dividends and Distributions:
     Distributions from Realized Gains.......................    (0.28)     (0.07)            -
                         Total Dividends and Distributions       (0.28)     (0.07)            -
Net Asset Value, End of Period                                  $ 10.04     $ 9.36        $ 8.75
Total Return(d).............................................. 10.42%(e)      7.74%      4.17%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 10,600   $ 10,516      $ 10,436
     Ratio of Expenses to Average Net Assets(f)..............  2.50%(g)      2.50%      2.50%(g)
     Ratio of Net Investment Income to Average Net Assets... (1.86)%(g)    (1.71)%    (2.14)%(g)
     Portfolio Turnover Rate................................. 146.6%(g)     145.8%     185.7%(h)


                                                                   2007( i)
PARTNERS MIDCAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 9.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.06)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.48
                            Total From Investment Operations        0.42
Net Asset Value, End of Period                                   $ 10.21
Total Return(d)..............................................   4.29%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 219
     Ratio of Expenses to Average Net Assets(f)..............   2.51%(g)
     Ratio of Net Investment Income to Average Net Assets.... (2.17)%(g)
     Portfolio Turnover Rate.................................  146.6%(g)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.
(i) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through January 16, 2007.





                                                                   2007(a)      2006      2005(b)
                                                                   ----         ----       ----
PARTNERS MIDCAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period.........................    $ 12.68     $ 11.87     $ 11.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.04)      (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.43        1.62        0.44
                           Total From Investment Operations         1.39        1.53        0.40
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (1.59)      (0.72)          -
                          Total Dividends and Distributions       (1.59)      (0.72)          -
Net Asset Value, End of Period                                   $ 12.48     $ 12.68     $ 11.87
Total Return(d)............................................. 11.77%(  e)      13.21%    3.49%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 3,515     $ 1,722       $ 365
     Ratio of Expenses to Average Net Assets(f)............. 1.75%(   g)       1.75%    1.75%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.62)%(g)     (0.76)%  (0.90)%(g)
     Portfolio Turnover Rate.................................  112.1%(g)      133.4%       84.5%


                                                                   2007(h)
                                                                   ----
PARTNERS MIDCAP GROWTH FUND I
Class C shares
Net Asset Value, Beginning of Period.........................    $ 11.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.05)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.67
                           Total From Investment Operations         0.62
Net Asset Value, End of Period                                   $ 12.45
Total Return(d)..............................................   6.50%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................      $ 71
     Ratio of Expenses to Average Net Assets(f)..............   2.52%(g)
     Ratio of Net Investment Income to Average Net Assets.... (1.46)%(g)
     Portfolio Turnover Rate.................................  112.1%(g)

a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.






                                                                  2007(a)      2006      2005(b)
                                                             ----               ---- ----
PARTNERS MIDCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 15.93     $ 15.08     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.01      (0.01)      (0.03)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.90        2.19        0.25
                            Total From Investment Operations        1.91        2.18        0.22
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (1.29)      (1.33)          -
                           Total Dividends and Distributions      (1.29)      (1.33)          -
Net Asset Value, End of Period                                   $ 16.55     $ 15.93     $ 15.08
Total Return(d).............................................. 12.53%( e)      15.13%    1.48%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 13,736     $ 9,266     $ 2,196
     Ratio of Expenses to Average Net Assets(f).............. 1.75%(  g)       1.75%    1.75%(g)
     Ratio of Net Investment Income to Average Net Assets....   0.06%(g)     (0.05)%  (0.62)%(g)
     Portfolio Turnover Rate.................................  151.1%(g)      151.4%       87.9%


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
PARTNERS MIDCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 15.89     $ 15.05     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.05)      (0.12)      (0.07)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.89        2.29        0.26
                           Total From Investment Operations         1.84        2.17        0.19
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (1.29)      (1.33)          -
                          Total Dividends and Distributions       (1.29)      (1.33)          -
Net Asset Value, End of Period                                   $ 16.44     $ 15.89     $ 15.05
Total Return(d)..............................................  12.10%(e)      15.11%    1.28%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 1,812     $ 1,324       $ 427
     Ratio of Expenses to Average Net Assets(f)..............   2.50%(g)       2.50%    2.50%(g)
     Ratio of Gross Expenses to Average Net Assets...........   4.19%(g)       6.55%       -%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.67)%(g)     (0.80)%  (1.29)%(g)
     Portfolio Turnover Rate.................................  151.1%(g)      151.4%       87.9%


                                                                 2007( h)
PARTNERS MIDCAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 15.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.05)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.29
                            Total From Investment Operations        1.24
Net Asset Value, End of Period                                   $ 16.52
Total Return(d)..............................................   8.12%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 467
     Ratio of Expenses to Average Net Assets(f)..............   2.50%(g)
     Ratio of Net Investment Income to Average Net Assets.... (1.06)%(g)
     Portfolio Turnover Rate.................................  151.1%(g)


(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.





                                                            2007(a)         2006          2005(b)
                                                            ----           ----             ----
PARTNERS SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period.........................     $ 9.42     $ 8.85       $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.07)     (0.15)       (0.05)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.77       1.20         0.18
                           Total From Investment Operations         0.70       1.05         0.13
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.70)     (0.48)           -
                          Total Dividends and Distributions       (0.70)     (0.48)           -
Net Asset Value, End of Period                                    $ 9.42     $ 9.42       $ 8.85
Total Return(d)............................................. 7.74%(   e)     12.12%     1.49%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 17,471   $ 16,263     $ 13,137
     Ratio of Expenses to Average Net Assets(f)............. 1.95%(   g)      1.95%     1.95%(g)
     Ratio of Net Investment Income to Average Net Assets.... (1.48)%(g)    (1.57)%   (1.68)%(g)
     Portfolio Turnover Rate.................................   56.7%(g)      80.7%  53.4%(   h)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
PARTNERS SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period.........................     $ 9.33      $ 8.83      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.10)      (0.21)      (0.08)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.75        1.19        0.19
                           Total From Investment Operations         0.65        0.98        0.11
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.70)      (0.48)          -
                          Total Dividends and Distributions       (0.70)      (0.48)          -
Net Asset Value, End of Period                                    $ 9.28      $ 9.33      $ 8.83
Total Return(d)..............................................   7.26%(e)      11.31%    1.26%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 7,591     $ 7,413     $ 6,720
     Ratio of Expenses to Average Net Assets(f)..............   2.70%(g)       2.70%    2.70%(g)
     Ratio of Net Investment Income to Average Net Assets.... (2.23)%(g)     (2.32)%  (2.43)%(g)
     Portfolio Turnover Rate.................................   56.7%(g)       80.7%    53.4%(h)


                                                                     2007(i)
                                                            ----
PARTNERS SMALLCAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period.........................     $ 9.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.06)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.41
                           Total From Investment Operations         0.35
Net Asset Value, End of Period                                    $ 9.39
Total Return(d)..............................................   3.87%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 101
     Ratio of Expenses to Average Net Assets(f)..............   2.70%(g)
     Ratio of Net Investment Income to Average Net Assets.... (2.26)%(g)
     Portfolio Turnover Rate.................................   56.7%(g)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and
$84,000 from portfolio realignment.
(i) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.





                                                             2007(    a)        2006 2005(    b)
                                                             ----               ---- ----
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 10.76     $ 10.60     $ 10.94
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.31        0.57        0.19
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.01)        0.09      (0.26)
                            Total From Investment Operations        0.30        0.66      (0.07)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.30)      (0.50)      (0.27)
                           Total Dividends and Distributions      (0.30)      (0.50)      (0.27)
Net Asset Value, End of Period                                   $ 10.76     $ 10.76     $ 10.60
Total Return(d).............................................. 2.79%(  e)       6.44%  (0.66)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 18,378     $ 7,105     $ 2,174
     Ratio of Expenses to Average Net Assets(f).............. 1.00%(  g)       1.08%    1.35%(g)
     Ratio of Net Investment Income to Average Net Assets....   5.70%(g)       5.42%    5.07%(g)
     Portfolio Turnover Rate.................................   45.6%(g)       22.4%       17.8%


                                    2007( h)
PREFERRED SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.16
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.07)
                             Total From Investment Operations       0.09
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.12)
                            Total Dividends and Distributions     (0.12)
Net Asset Value, End of Period                                   $ 10.76
Total Return(d)..............................................   0.88%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 3,653
     Ratio of Expenses to Average Net Assets(f)..............   1.75%(g)
     Ratio of Net Investment Income to Average Net Assets....   5.03%(g)
     Portfolio Turnover Rate.................................   45.6%(g)

a) Six months ended April 30, 2007.
(b) Period from June 28, 2005, date shares first offered, through October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.





                                                                 2007(a)         2006      2005(b)
                                                                 ----            ----        ----
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period.........................   $ 27.56      $ 20.43     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............      0.10         0.14        0.09
     Net Realized and Unrealized Gain (Loss) on                    1.23
Investments..................................................                   7.80        0.35
                          Total From Investment Operations         1.33         7.94        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income....................    (0.09)       (0.19)      (0.13)
     Distributions from Realized Gains.......................    (2.07)       (0.62)          -
                         Total Dividends and Distributions       (2.16)       (0.81)      (0.13)
Net Asset Value, End of Period                                  $ 26.73      $ 27.56     $ 20.43
Total Return(d)............................................ 4.89%(   e)       40.07%    2.20%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................$ 174,534    $ 125,408    $ 80,894
     Ratio of Expenses to Average Net Assets(f)............ 1.30%(   g)        1.43%    1.49%(g)
     Ratio of Net Investment Income to Average Net Assets....  0.73%(g)        0.61%    1.29%(g)
     Portfolio Turnover Rate............................... 70.3%(g),(i)       37.8%  26.7%(  j)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 27.56     $ 20.44     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.01)        0.02        0.03
     Net Realized and Unrealized Gain (Loss) on Investments..       1.23        7.80        0.35
                           Total From Investment Operations         1.22        7.82        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.04)      (0.08)      (0.06)
     Distributions from Realized Gains.......................     (2.07)      (0.62)          -
                          Total Dividends and Distributions       (2.11)      (0.70)      (0.06)
Net Asset Value, End of Period                                   $ 26.67     $ 27.56     $ 20.44
Total Return(d)..............................................   4.47%(e)      39.33%    1.90%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 42,932    $ 29,044    $ 22,712
     Ratio of Expenses to Average Net Assets(f)..............   2.07%(g)       1.95%    2.38%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.06)%(g)       0.10%    0.39%(g)
     Portfolio Turnover Rate................................ 70.3%(g),(i)      37.8%    26.7%(i)


                                                                  2007( j)
REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 27.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.03)
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.68)
                            Total From Investment Operations      (0.71)
Net Asset Value, End of Period                                   $ 26.70
Total Return(d).............................................. (2.59)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 9,003
     Ratio of Expenses to Average Net Assets(f)..............   1.98%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.33)%(g)
     Portfolio Turnover Rate................................. 70.3%(g),(h)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(i)Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc. ( j) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.






                                                                  2007(a)        2006      2005(b)
                                                              ----              ---- ----
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 9.93      $ 9.97     $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.23        0.41        0.11
     Net Realized and Unrealized Gain (Loss) on Investments..       0.03        0.01      (0.10)
                             Total From Investment Operations       0.26        0.42        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.25)      (0.46)      (0.16)
                            Total Dividends and Distributions     (0.25)      (0.46)      (0.16)
Net Asset Value, End of Period                                    $ 9.94      $ 9.93      $ 9.97
Total Return(d)..............................................  2.64%( e)       4.29%    0.07%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 92,430    $ 93,951   $ 122,471
     Ratio of Expenses to Average Net Assets.................  0.75%( f)       0.96%    0.80%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(g)................      -%(f)       0.73%    0.70%(f)
     Ratio of Net Investment Income to Average Net Assets....   4.58%(f)       4.10%    3.15%(f)
     Portfolio Turnover Rate.................................   39.5%(f)       49.1%  110.8%( h)


                                                                   2007( i)
SHORT-TERM BOND FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 9.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.10
     Net Realized and Unrealized Gain (Loss) on Investments..       0.04
                             Total From Investment Operations       0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.13)
                            Total Dividends and Distributions     (0.13)
Net Asset Value, End of Period                                    $ 9.94
Total Return(d)..............................................   1.41%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 529
     Ratio of Expenses to Average Net Assets(j)..............   1.70%(f)
     Ratio of Net Investment Income to Average Net Assets....   3.61%(f)
     Portfolio Turnover Rate.................................   39.5%(f)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
h) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
(i) Period from January 17, 2007, through April 30, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007.
(j) Reflects Manager's contractual expense limit.






                                                                 2007(a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
SHORT-TERM INCOME FUND
----------------------
Class A shares(h)
--------------
Net Asset Value, Beginning of Period.........................    $ 11.60     $ 11.55     $ 11.90     $ 11.95     $ 11.70     $ 12.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.10( b)        0.40        0.40        0.40        0.45        0.60
     Net Realized and Unrealized Gain (Loss) on Investments..       0.10        0.05      (0.35)      (0.05)        0.30      (0.35)
                             Total From Investment Operations       0.20        0.45        0.05        0.35        0.75        0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.16)      (0.40)      (0.40)      (0.40)      (0.50)      (0.60)
                            Total Dividends and Distributions     (0.16)      (0.40)      (0.40)      (0.40)      (0.50)      (0.60)
Net Asset Value, End of Period                                   $ 11.64     $ 11.60     $ 11.55     $ 11.90     $ 11.95     $ 11.70
Total Return(c)..............................................  2.35%( d)       4.15%       0.49%       2.87%       6.28%       2.18%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 44,235    $ 32,081    $ 36,287    $ 54,082    $ 71,920    $ 28,106
     Ratio of Expenses to Average Net Assets.................  0.95%( e)       0.95%       0.81%       0.83%       0.84%       0.96%
     Ratio of Gross Expenses to Average Net Assets(f)........   0.96%(e)       0.95%       0.93%       0.92%       0.97%       1.09%
     Ratio of Net Investment Income to Average Net Assets....   4.20%(e)       3.54%       3.36%       3.23%       3.58%       5.03%
     Portfolio Turnover Rate.................................   33.2%(e)       14.0%       13.0%       14.0%       33.0%       28.0%


                                                                 2007(a)        2006        2005        2004        2003     2002(g)
                                                                 ----           ----        ----        ----        ---- ----
SHORT-TERM INCOME FUND
----------------------
Class C shares(h)
--------------
Net Asset Value, Beginning of Period.........................    $ 11.60     $ 11.55     $ 11.90     $ 11.95     $ 11.70     $ 11.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.07(b)        0.35        0.30        0.30        0.35        0.35
     Net Realized and Unrealized Gain (Loss) on Investments..       0.11        0.05      (0.35)      (0.05)        0.30      (0.15)
                             Total From Investment Operations       0.18        0.40      (0.05)        0.25        0.65        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.13)      (0.35)      (0.30)      (0.30)      (0.40)      (0.35)
                            Total Dividends and Distributions     (0.13)      (0.35)      (0.30)      (0.30)      (0.40)      (0.35)
Net Asset Value, End of Period                                   $ 11.65     $ 11.60     $ 11.55     $ 11.90     $ 11.95     $ 11.70
Total Return(c)..............................................   2.06%(d)       3.39%     (0.26)%       2.10%       5.48%    1.61%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 5,553     $ 6,980    $ 13,477    $ 18,970    $ 17,843     $ 5,743
     Ratio of Expenses to Average Net Assets.................   1.69%(e)       1.68%       1.56%       1.58%       1.59%    1.68%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   2.00%(e)       1.68%       1.65%       1.66%       1.65%    1.68%(e)
     Ratio of Net Investment Income to Average Net Assets....   3.46%(e)       2.81%       2.61%       2.48%       2.83%    4.31%(e)
     Portfolio Turnover Rate.................................   33.2%(e)       14.0%       13.0%       14.0%       33.0%    28.0%(e)



(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Period from March 1, 2002, date shares first offered, through October 31,
2002.
(h) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.






                                                                 2007(a)        2006      2005(b)
                                                              ----              ---- ----
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 17.30     $ 15.93     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.02)      (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.60        2.33        0.25
                             Total From Investment Operations       1.58        2.31        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (1.40)      (0.94)          -
                            Total Dividends and Distributions     (1.40)      (0.94)          -
Net Asset Value, End of Period                                   $ 17.48     $ 17.30     $ 15.93
Total Return(d)..............................................  9.53%( e)      14.97%    1.53%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 118,540   $ 109,783    $ 97,133
     Ratio of Expenses to Average Net Assets.................  1.37%( f)       1.40%    1.37%(f)
     Ratio of Net Investment Income to Average Net Assets....  (0.25)%(f)    (0.15)%  (0.27)%(f)
     Portfolio Turnover Rate.................................   50.4%(f)      103.0%  137.4%( g)


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 17.12     $ 15.89     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.09)      (0.14)      (0.06)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.58        2.31        0.26
                             Total From Investment Operations       1.49        2.17        0.20
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (1.40)      (0.94)          -
                            Total Dividends and Distributions     (1.40)      (0.94)          -
Net Asset Value, End of Period                                   $ 17.21     $ 17.12     $ 15.89
Total Return(d)..............................................   9.08%(e)      14.09%    1.27%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 23,878    $ 24,476    $ 25,241
     Ratio of Expenses to Average Net Assets.................   2.18%(f)       2.11%    2.22%(f)
     Ratio of Net Investment Income to Average Net Assets....  (1.05)%(f)    (0.85)%  (1.13)%(f)
     Portfolio Turnover Rate.................................   50.4%(f)      103.0%   137.4%(g)


                                                                  2007( h)
SMALLCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 16.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.06)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.92
                            Total From Investment Operations        0.86
Net Asset Value, End of Period                                   $ 17.46
Total Return(d)..............................................   5.18%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 830
     Ratio of Expenses to Average Net Assets(i)..............   2.20%(f)
     Ratio of Net Investment Income to Average Net Assets.... (1.18)%(f)
     Portfolio Turnover Rate.................................   50.4%(f)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
(h) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.






                                                                  2007( a)
SMALLCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period.........................     $ 8.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............     (0.02)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.57
                            Total From Investment Operations        0.55
Net Asset Value, End of Period                                    $ 9.42
Total Return(c).............................................. 6.20%(  d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 109,430
     Ratio of Expenses to Average Net Assets(e).............. 1.23%(  f)
     Ratio of Net Investment Income to Average Net Assets.... (0.68)%(f)
     Portfolio Turnover Rate................................. 61.7%(f),(g)


                                                                 2007(a)
SMALLCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period.........................     $ 8.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............     (0.05)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.56
                            Total From Investment Operations        0.51
Net Asset Value, End of Period                                    $ 9.38
Total Return(c)..............................................   5.75%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 7,587
     Ratio of Expenses to Average Net Assets(e)..............   2.57%(f)
     Ratio of Gross Expenses to Average Net Assets...........   2.97%(f)
     Ratio of Net Investment Income to Average Net Assets.... (2.02)%(f)
     Portfolio Turnover Rate................................. 61.7%(f),(g)


                                                                 2007(a)
SMALLCAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period.........................     $ 8.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............     (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.56
                            Total From Investment Operations        0.52
Net Asset Value, End of Period                                    $ 9.39
Total Return(c)..............................................   5.86%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................     $ 931
     Ratio of Expenses to Average Net Assets(e)..............   2.21%(f)
     Ratio of Net Investment Income to Average Net Assets.... (1.66)%(f)
     Portfolio Turnover Rate................................. 61.7%(f),(g)

(a) Period from January 17, 2007, through April 30, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an  annualized  basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.






                                                                  2007(a)     2006        2005(b)
                                                            ----                ---- ----
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 19.21     $ 17.49     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.02        0.01      (0.01)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.71        2.99        0.52
                           Total From Investment Operations         0.73        3.00        0.51
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.89)      (1.28)          -
                          Total Dividends and Distributions       (0.89)      (1.28)          -
Net Asset Value, End of Period                                   $ 19.05     $ 19.21     $ 17.49
Total Return(d)............................................. 3.80%(   e)      18.03%    3.00%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 23,930     $ 8,839     $ 1,302
     Ratio of Expenses to Average Net Assets(f)............. 1.36%(   g)       1.49%    1.70%(g)
     Ratio of Net Investment Income to Average Net Assets....   0.19%(g)       0.07%  (0.18)%(g)
     Portfolio Turnover Rate................................ 94.4%(g),(h)      97.9%      133.7%


                                                                 2007(a)        2006     2005(b)
                                                                 ----           ----     ----
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 19.14     $ 17.55     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.07)      (0.13)      (0.05)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.72        3.00        0.62
                           Total From Investment Operations         0.65        2.87        0.57
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.89)      (1.28)          -
                          Total Dividends and Distributions       (0.89)      (1.28)          -
Net Asset Value, End of Period                                   $ 18.90     $ 19.14     $ 17.55
Total Return(d)..............................................   3.38%(e)      17.18%  3.36%(e),(i)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 4,846     $ 1,612       $ 439
     Ratio of Expenses to Average Net Assets(f)..............   2.24%(g)       2.24%    2.45%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.70)%(g)     (0.70)%  (0.82)%(g)
     Portfolio Turnover Rate................................ 94.4%(g),(h)      97.9%      133.7%


                                                                  2007( j)
SMALLCAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 18.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............     (0.03)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.11
                            Total From Investment Operations        0.08
Net Asset Value, End of Period                                   $ 19.01
Total Return(d)..............................................   0.42%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 3,310
     Ratio of Expenses to Average Net Assets(f)..............   2.08%(g)
     Ratio of Net Investment Income to Average Net Assets.... (0.64)%(g)
     Portfolio Turnover Rate................................. 94.4%(g),(h)

(a) Six months ended April 30, 2007.
(b) Period from June 28, 2005,  date shares first offered,  through  October 31,
2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an  annualized  basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(i) During 2005,  the Fund  processed a significant  (relative to the Class) "As
Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(j) Period from January 17, 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through January 16, 2007.





                                                         2007(    a)         2006         2005         2004        2003         2002
                                                         ----                ----         ----         ----        ----         ----
TAX-EXEMPT BOND FUND I
Class A shares
Net Asset Value, Beginning of Period......................... $ 7.70       $ 7.70       $ 7.95       $ 7.96      $ 7.95       $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)..............  0.16(  b)         0.33         0.33         0.33        0.34         0.35
     Net Realized and Unrealized Gain (Loss) on               (0.04)
Investments..................................................                0.15       (0.16)         0.08        0.08         0.03
                        Total From Investment Operations        0.12         0.48         0.17         0.41        0.42         0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income...................  (0.19)       (0.33)       (0.33)       (0.33)      (0.34)       (0.35)
     Distributions from Realized Gains......................  (0.02)       (0.15)       (0.09)       (0.09)      (0.07)       (0.01)
                       Total Dividends and Distributions      (0.21)       (0.48)       (0.42)       (0.42)      (0.41)       (0.36)
Net Asset Value, End of Period                                $ 7.61       $ 7.70       $ 7.70       $ 7.95      $ 7.96       $ 7.95
Total Return(c).......................................... 1.22%(  d)        6.42%        2.19%        5.35%       5.31%        5.02%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$ 297,000    $ 165,325    $ 175,146    $ 184,711   $ 207,433    $ 213,673
     Ratio of Expenses to Average Net Assets............. 1.15%(  e)        1.15%        1.00%        0.96%       0.89%        0.90%
     Ratio of Expenses to Average Net Assets (Excluding     0.79%(e)
     Interest Expense and Fees)(f)...........................               0.86%        0.87%        0.90%       0.88%        0.90%
     Ratio of Net Investment Income to Average Net          4.31%(e)
Assets.......................................................               4.32%        4.22%        4.22%       4.20%        4.49%
     Portfolio Turnover Rate............................... 45.3%(e)        25.0%        28.0%        25.0%       47.0%        46.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
TAX-EXEMPT BOND FUND I
Class B shares
Net Asset Value, Beginning of Period.........................     $ 7.70      $ 7.70      $ 7.95      $ 7.96      $ 7.95      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.14(b)        0.27        0.27        0.27        0.28        0.29
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.05)        0.15      (0.16)        0.08        0.08        0.03
                             Total From Investment Operations       0.09        0.42        0.11        0.35        0.36        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.16)      (0.27)      (0.27)      (0.27)      (0.28)      (0.29)
     Distributions from Realized Gains.......................     (0.02)      (0.15)      (0.09)      (0.09)      (0.07)      (0.01)
                            Total Dividends and Distributions     (0.18)      (0.42)      (0.36)      (0.36)      (0.35)      (0.30)
Net Asset Value, End of Period                                    $ 7.61      $ 7.70      $ 7.70      $ 7.95      $ 7.96      $ 7.95
Total Return(c)..............................................   0.94%(d)       5.63%       1.43%       4.57%       4.53%       4.25%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 25,773    $ 22,881    $ 30,073    $ 35,433    $ 45,061    $ 47,308
     Ratio of Expenses to Average Net Assets.................   1.65%(e)       1.91%       1.75%       1.71%       1.63%       1.64%
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   1.33%(e)       1.62%       1.62%       1.65%       1.62%       1.64%
     Ratio of Net Investment Income to Average Net Assets....   3.77%(e)       3.56%       3.47%       3.47%       3.46%       3.75%
     Portfolio Turnover Rate.................................   45.3%(e)       25.0%       28.0%       25.0%       47.0%       46.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    g)
                                                                 ----           ----        ----        ----        ---- ----
TAX-EXEMPT BOND FUND I
Class C shares
Net Asset Value, Beginning of Period.........................     $ 7.70      $ 7.70      $ 7.95      $ 7.96      $ 7.95      $ 7.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.13(b)        0.27        0.27        0.27        0.28        0.20
     Net Realized and Unrealized Gain (Loss) on Investments..     (0.05)        0.15      (0.16)        0.08        0.08        0.12
                             Total From Investment Operations       0.08        0.42        0.11        0.35        0.36        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.15)      (0.27)      (0.27)      (0.27)      (0.28)      (0.20)
     Distributions from Realized Gains.......................     (0.02)      (0.15)      (0.09)      (0.09)      (0.07)          -
                            Total Dividends and Distributions     (0.17)      (0.42)      (0.36)      (0.36)      (0.35)      (0.20)
Net Asset Value, End of Period                                    $ 7.61      $ 7.70      $ 7.70      $ 7.95      $ 7.96      $ 7.95
Total Return(c)..............................................   0.80%(d)       5.60%       1.41%       4.58%       4.54%    4.06%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 3,366     $ 2,547     $ 2,360     $ 3,641     $ 4,332     $ 2,395
     Ratio of Expenses to Average Net Assets.................   1.94%(e)       1.93%       1.76%       1.71%       1.62%    1.61%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Interest Expense and Fees)(f)...........................   1.64%(e)       1.64%       1.63%       1.65%       1.61%    1.61%(e)
     Ratio of Net Investment Income to Average Net Assets....   3.47%(e)       3.54%       3.46%       3.47%       3.47%    3.78%(e)
     Portfolio Turnover Rate.................................   45.3%(e)       25.0%       28.0%       25.0%       47.0%    46.0%(e)

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid on floating rate securities  issued.
See "Operating Policies" in notes to financial statements.
(g) Period from March 1, 2002,  date shares first offered,  through  October 31,
2002.






                                                              2007(a)         2006(b)
                                                              ----             ----
ULTRA SHORT BOND FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 10.06     $ 10.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.26        0.29
     Net Realized and Unrealized Gain (Loss) on Investments..         -       (0.01)
                             Total From Investment Operations       0.26        0.28
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.28)      (0.27)
     Distributions from Realized Gains.......................         -           -
                            Total Dividends and Distributions     (0.28)      (0.27)
Net Asset Value, End of Period                                   $ 10.04     $ 10.06
Total Return(d)..............................................  2.37%( e)    3.00%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 27,134    $ 20,427
     Ratio of Expenses to Average Net Assets(f)..............  0.70%( g)    0.75%(g)
     Ratio of Net Investment Income to Average Net Assets....   5.13%(g)    4.57%(g)
     Portfolio Turnover Rate.................................   38.4%(g)       49.0%


                                                                   2007( h)
ULTRA SHORT BOND FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 10.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)...............       0.13
                             Total From Investment Operations       0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.16)
                            Total Dividends and Distributions     (0.16)
Net Asset Value, End of Period                                   $ 10.03
Total Return(d)..............................................   1.20%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................   $ 1,657
     Ratio of Expenses to Average Net Assets(f)..............   1.50%(g)
     Ratio of Net Investment Income to Average Net Assets....   4.43%(g)

(a) Six months ended April 30, 2007.
(b) Period from March 15, 2006,  date shares first offered,  through October 31,
2006.
(c) Calculated based on average shares  outstanding during the period.
(d)  Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total  return  amounts  have not been  annualized.
(f)  Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Period  from  January  17,  2007,  through  April 30,  2007.  Class C shares
recognized  $.01  of  net  investment   income  per  share,  all  of  which  was
distributed, during the period January 10, 2007, through January 16, 2007.




                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
WEST COAST EQUITY FUND
Class A shares
Net Asset Value, Beginning of Period.........................    $ 43.09     $ 38.99     $ 35.04     $ 32.14     $ 23.73     $ 28.89
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.16( b)        0.18        0.25     0.06(b)     0.04(b)     0.02(b)
     Net Realized and Unrealized Gain (Loss) on Investments..       2.92        5.02        4.33        2.84        8.37      (4.09)
                             Total From Investment Operations       3.08        5.20        4.58        2.90        8.41      (4.07)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.18)      (0.13)      (0.20)          -           -       (0.07)
     Distributions from Realized Gains.......................     (0.99)      (0.97)      (0.43)          -           -       (1.02)
                            Total Dividends and Distributions     (1.17)      (1.10)      (0.63)          -           -       (1.09)
Net Asset Value, End of Period                                   $ 45.00     $ 43.09     $ 38.99     $ 35.04     $ 32.14     $ 23.73
Total Return(c)..............................................  7.23%( d)      13.50%      13.13%       9.06%      35.44%    (14.94)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 915,849   $ 880,755   $ 735,037   $ 621,924   $ 523,308   $ 375,821
     Ratio of Expenses to Average Net Assets.................  0.81%( e)       0.85%       0.91%       0.94%       1.02%       1.05%
     Ratio of Gross Expenses to Average Net Assets(f)........   0.81%(e)       0.85%       0.91%       0.94%       1.02%       1.05%
     Ratio of Net Investment Income to Average Net Assets....   0.74%(e)       0.44%       0.68%       0.17%       0.14%       0.07%
     Portfolio Turnover Rate.................................   16.5%(e)       15.0%       13.0%       12.0%       14.0%       16.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
WEST COAST EQUITY FUND
Class B shares
Net Asset Value, Beginning of Period.........................    $ 38.16     $ 34.84     $ 31.48     $ 29.14     $ 21.73     $ 26.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   (0.03)(b)     (0.18)      (0.09)   (0.24)(b)   (0.20)(b)   (0.23)(b)
     Net Realized and Unrealized Gain (Loss) on Investments..       2.55        4.47        3.88        2.58        7.61      (3.73)
                             Total From Investment Operations       2.52        4.29        3.79        2.34        7.41      (3.96)
Less Dividends and Distributions:
     Distributions from Realized Gains.......................     (0.99)      (0.97)      (0.43)          -           -       (1.02)
                            Total Dividends and Distributions     (0.99)      (0.97)      (0.43)          -           -       (1.02)
Net Asset Value, End of Period                                   $ 39.69     $ 38.16     $ 34.84     $ 31.48     $ 29.14     $ 21.73
Total Return(c)..............................................   6.68%(d)      12.45%      12.09%       8.03%      34.10%    (15.73)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 186,845   $ 184,340   $ 167,531   $ 141,134   $ 122,221   $ 102,208
     Ratio of Expenses to Average Net Assets.................   1.73%(e)       1.78%       1.85%       1.89%       2.01%       2.00%
     Ratio of Gross Expenses to Average Net Assets(f)........   1.73%(e)       1.78%       1.85%       1.89%       2.01%       2.00%
     Ratio of Net Investment Income to Average Net Assets....  (0.17)%(e)    (0.49)%     (0.26)%     (0.78)%     (0.85)%     (0.88)%
     Portfolio Turnover Rate.................................   16.5%(e)       15.0%       13.0%       12.0%       14.0%       16.0%


                                                                 2007(a)        2006        2005        2004       2003      2002(g)
                                                                 ----           ----        ----        ----       ---- ----
WEST COAST EQUITY FUND
Class C shares
Net Asset Value, Beginning of Period.........................    $ 38.31     $ 34.94     $ 31.56     $ 29.20    $ 21.74      $ 27.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................  (0.02)(b)      (0.16)      (0.06)   (0.21)(b)   (0.18)(b)   (0.14)(b)
     Net Realized and Unrealized Gain (Loss) on Investments..       2.56        4.50        3.88        2.57       7.64       (5.71)
                            Total From Investment Operations        2.54        4.34        3.82        2.36       7.46       (5.85)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................         -           -       (0.01)          -          -            -
     Distributions from Realized Gains.......................     (0.99)      (0.97)      (0.43)          -          -            -
                           Total Dividends and Distributions      (0.99)      (0.97)      (0.44)          -          -            -
Net Asset Value, End of Period                                   $ 39.86     $ 38.31     $ 34.94     $ 31.56    $ 29.20      $ 21.74
Total Return(c)..............................................   6.73%(d)      12.53%      12.18%       8.12%     34.27%  (21.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................  $ 20,803    $ 21,039    $ 13,613     $ 9,000    $ 3,593      $ 1,341
     Ratio of Expenses to Average Net Assets.................   1.69%(e)       1.69%       1.78%       1.80%      1.90%     1.96%(e)
     Ratio of Gross Expenses to Average Net Assets(f)........   1.75%(e)       1.69%       1.78%       1.80%      1.90%     1.96%(e)
     Ratio of Net Investment Income to Average Net Assets.... (0.13)%(e)     (0.40)%     (0.19)%     (0.69)%    (0.74)%   (0.84)%(e)
     Portfolio Turnover Rate.................................   16.5%(e)       15.0%       13.0%       12.0%      14.0%     16.0%(e)

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or custodian credits.
(g) Period from March 1, 2002, date shares first offered, through October 31,
2002.


FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                            Number of
                                                                                        Portfolios in Fund             Other
     Name, Position Held with the Fund,               Principal Occupation(s)          Complex Overseen by         Directorships
        Address*, and Year of Birth                     During past 5 years                  Director           Held by Director**
        ---------------------------                     -------------------                  --------           ------------------
  Elizabeth Ballantine                          Principal, EBA Associates since 1998.          107             The McClatchy Company
  Director since 2004
  Member, Audit and Nominating Committee
  1948

  Kristianne Blake                              President, Kristianne Gates Blake,             107              Avista Corporation;
  Director since 2006                           P.S.                                                            Russell Investment
  Member, Audit and Nominating Committee                                                                         Company; Russell
  1954                                                                                                           Investment Funds

  Richard W. Gilbert                            President, Gilbert Communications,             107                 Calamos Asset
  Director since 1985                           Inc. since 1993.                                                 Management, Inc.
  Member, Audit and Nominating Committee
  1940

  Mark A. Grimmett                              Executive Vice President and CFO,              107                     None
  Director since 2004                           Merle Norman Cosmetics, Inc. since
  Member, Audit and Nominating Committee        2000.
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc. since           107                     None
  Director since 2005                           1986.
  Member, Audit and Nominating Committee
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap               107           Casey's General Stores,
  Director since 1999                           Pharmacies, Inc.                                                       Inc.
  Member, Audit and Nominating Committee
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                    107                     None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  1940

  Daniel Pavelich                               Retired. Formerly, Chairman and CEO            107            Catalytic Inc.; Vaagen
  Director since 2006                           of BDO Seidman.                                                 Bros. Lumber, Inc.
  Member, Audit and Nominating Committee
  1944

  Richard Yancey                                Retired. Formerly, Managing Director           107           AdMedia Partners, Inc.;
  Director since 2006                           of Dillon Read & Co.                                             Czech and Slovak
  Member, Audit and Nominating Committee                                                                    American Enterprise Fund
  1926

    *Correspondence intended for each Director who is other than an Interested
        Director may be sent to 711 High Street, Des Moines, IA 50392.

    **Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.



    The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President, Principal              107                      None
  Director, President and CEO                   Management Corporation, since 1999.
  Member, Executive Committee                   Director, Principal Funds
  711 High Street, Des Moines, IA  50392        Distributor, Inc. since 2007.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005. Senior
                                                Vice President, Principal Life,
                                                since 2002. Prior thereto, Vice
                                                President.

  William G. Papesh                             President and Director of Edge Asset           107                      None
  Director                                      Management, Inc. since 2007;
  1201 Third Avenue, 8th Floor                  President and CEO of WM Group of
  Seattle, Washington                           Funds 1987-2006.
  1943

  Larry D. Zimpleman                            Chairman and Director, Principal               107                      None
  Director and Chairman of the Board since      Management Corporation and Princor
  2001                                          since 2001. President and Chief
  Member, Executive Committee                   Operating Officer, Principal Life
  711 High Street, Des Moines, IA  50392        since 2006. President, Retirement
  1951                                          and Investor Services, Principal
                                                Financial Group, Inc. 2003-2006.
                                                Executive Vice President, 2001-2003,
                                                and prior thereto, Senior Vice
                                                President, Principal Life.


    The following table presents officers of the Funds.

       Name, Position Held with the Fund,                         Principal Occupation(s)
           Address, and Year of Birth                               During past 5 years
           --------------------------                               -------------------
  Craig L. Bassett                                  Vice President and Treasurer, Principal Life.
  Treasurer
  711 High Street, Des Moines, IA  50392
  1952

  Michael J. Beer                                   Executive Vice President and Chief Operating
  Executive Vice President                          Officer, Principal Management Corporation. Executive
  711 High Street, Des Moines, IA  50392            Vice President, Principal Funds Distributor, Inc.,
  1961                                              since 2007. President, Princor, since 2005.

  Randy L. Bergstrom                                Counsel, Principal Life.
  Assistant Tax Counsel
  711 High Street, Des Moines, IA  50392
  1955

  David J. Brown                                    Vice President, Product & Distribution Compliance,
  Chief Compliance Officer                          Principal Life. Senior Vice President, Principal
  711 High Street, Des Moines, IA  50392            Management Corporation since 2004. Senior Vice
  1960                                              President, Principal Funds Distributor, Inc., since
                                                    2007. Second Vice President,
                                                    Princor, since 2003, and
                                                    prior thereto, Vice
                                                    President, Principal
                                                    Management Corporation and
                                                    Princor.

  Jill R. Brown                                     Second Vice President, Principal Financial Group and
  Vice President, Chief Financial Officer           Senior Vice President, Principal Management
  711 High Street, Des Moines, IA  50392            Corporation and Princor, since 2006. Chief Financial
  1967                                              Officer, Princor since 2003. Vice President, Princor
                                                    2003-2006. Senior Vice
                                                    President and Chief
                                                    Financial Officer, Principal
                                                    Funds Distributor, Inc.,
                                                    since 2007. Prior thereto,
                                                    Assistant Financial
                                                    Controller, Principal Life.

  Steve Gallaher                                    Second Vice President and Counsel, Principal Life
  Assistant Counsel                                 since 2006. Self-Employed Writer in 2005. 2004 and
  711 High Street Des Moines, IA  50392             prior thereto Senior Vice President and Counsel of
  1955                                              Principal Residential Mortgage, Inc.

  Ernie H. Gillum                                   Vice President and Chief Compliance Officer,
  Vice President, Assistant Secretary               Principal Management Corporation, since 2004, and
  711 High Street Des Moines, IA  50392             prior thereto, Vice President, Compliance and
  1955                                              Product Development, Principal Management
                                                    Corporation.
  Patrick A. Kirchner                               Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1960

  Carolyn F. Kolks Counsel,                         Principal Life, since 2003 and prior thereto, Attorney.
  Assistant Tax Counsel
  711 High Street, Des Moines, IA  50392
  1962

  Sarah J. Pitts                                    Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1945

  Layne A. Rasmussen                                Vice President and Controller - Mutual Funds,
  Vice President and Controller                     Principal Management Corporation.
  711 High Street, Des Moines, IA  50392
  1958

  Michael D. Roughton                               Vice President and Senior Securities Counsel,
  Counsel                                           Principal Financial Group, Inc.  Senior Vice
  711 High Street, Des Moines, IA  50392            President and Counsel, Principal Management
  1951                                              Corporation, Principal Funds Distributor, Inc., and
                                                    Princor. Counsel, Principal
Global.
  Adam U. Shaikh                                    Counsel, Principal Life, since 2006. Prior thereto,
  Assistant Counsel                                 practicing attorney.
  711 High Street, Des Moines, IA  50392
  1972

  Dan Westholm                                      Director Treasury, since 2003. Prior thereto,
  Assistant Treasurer                               Assistant Treasurer.
  711 High Street, Des Moines, IA  50392
  1966

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (PIF) approved (1) an amendment to the subadvisory agreement with Van Kampen Asset Management (Van Kampen) relating to the Tax-Exempt Bond Fund I, the California Insured Intermediate Municipal Fund, and the California Municipal Bond Fund; (2) an amendment to the management agreement (Management Agreement) with Principal Management Corporation (PMC) relating to the addition of the Global REIT Fund to PIF; (3) a subadvisory agreement with Principal Real Estate Investors, LLC (Principal REI) relating to the addition of the Global REIT Fund to PIF; and (4) an amendment to the Management Agreement that added an additional breakpoint to the fee schedule for each of the Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Value Fund.

Van Kampen Subadvisory Agreement

At its March 12, 2007 meeting, the board considered whether to amend the current subadvisory agreement with Van Kampen Asset Management relating to the Tax-Exempt Bond Fund I, the California Insured Intermediate Municipal Fund, and the California Municipal Bond Fund. The purpose of the amendment was to provide for calculation of Van Kampen's fee for each of the three funds by aggregating the assets of any Principal Life separate account or any investment company sponsored by Principal Life for which Van Kampen acts as subadvisor. The board noted that it had recently approved a subadvisory agreement with Van Kampen at its September 2006 meeting and that it was not necessary to reconsider all the factors it previously considered in approving the subadvisory agreement. The board reviewed the impact of the new schedule on the fees paid at the current asset size of each of the three Funds, noting that for the Tax-Exempt Bond Fund I, Van Kampen would receive a larger fee than it does under the current schedule while, for the other two Funds, Van Kampen would receive a lower fee. The board reviewed the manner in which the new subadvisory fees would affect PMC's profitability and reviewed information comparing the current and amended effective subadvisory fee rates at current asset levels. In approving the amended subadvisory agreement, the board noted that there would be no change in the advisory fee paid by shareholders. The board also determined that PMC's profitability under the amended subadvisory agreement continued to be reasonable. The board noted that the fee rate was negotiated at arm's length between PMC and Van Kampen, reflecting the fee level Van Kampen required to continue the engagement on an ongoing basis, and that PMC compensates Van Kampen from its fees.

PMC Management Agreement

At its March 12, 2007 meeting, the board also considered whether to amend PIF's Management Agreement with PMC to reflect the addition of the Global REIT Fund. In approving the amendment to the Management Agreement, the board considered the nature, quality and extent of services to be provided under the Management Agreement. The board noted that at its September 2006 meeting, it had considered Principal Management's provision of similar services to other PIF funds. Based upon all relevant factors, the board concluded that the nature, quality and extent of the services PMC is expected to provide to the Global REIT Fund under the Management Agreement are satisfactory.

With regard to investment performance, the board noted that PMC will not directly control investment performance, but rather will engage a subadvisor, Principal REI, that will manage the Global REIT Fund's portfolio. The board concluded that PMC has in place an effective process to monitor performance, encourage remedial action and make changes in the subadvisor at the appropriate time, if necessary.

The board considered the management fee PMC proposed to charge the Fund with respect to the Global REIT Fund. The board considered information supplied by Lipper Analytical Services comparing the proposed management fee to management fees of other mutual funds in the REIT fund universe. The board noted that the fee was higher than the REIT fund median, however the board considered that the REIT fund median is based on both U.S. and global REIT funds and PMC's representation that the cost of managing REIT assets on a global basis is considerably higher than managing U.S. REIT assets. The board concluded that the proposed management fee was reasonable in light of the quality of services to be provided by PMC as well as other relevant factors.

The board noted that the Global REIT Fund is a newly created series and, therefore, did not review information about the profitability of the Fund for PMC. The board noted that at least for the first year of operations, the profitability of the Fund for PMC was expected to be negative due to start-up costs and PMC's forecast of minimal first year assets.

The board considered whether the amended Management Agreement provided economies of scale with respect to the Global REIT Fund and whether the Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of reduction. The board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of economies of scale. The board also considered the character and amount of incidental benefits to be received by PMC. The board concluded that management fees were reasonable in light of these fall-out benefits.

Principal REI Subadvisory Agreement

At its March 12, 2007 meeting, the board also considered whether to engage Principal REI to provide investment advisory services relating to the newly created Global REIT Fund.


In approving the subadvisory agreement with Principal REI, the board considered the nature, quality and extent of services to be provided under the proposed subadvisory agreement. The board noted that Principal REI also acts as subadvisor for the PIF Real Estate Securities Fund and, therefore, the board was familiar with the reputation, qualifications and background of Principal REI, its investment approach and the resources available to its personnel. With regard to anticipated performance of the proposed new fund, the board noted that, although Principal REI does not have a global REIT track record, Principal REI acts as subadvisor to the PIF Real Estate Securities Fund. The board considered PMC's representation that Principal REI's management of the PIF Real Estate Securities Fund and a related Australian REIT product had outperformed its benchmarks. With regard to fees and expenses, the board considered information PMC provided based on data supplied by Lipper Analytical Services comparing the proposed subadvisory fees to subadvisory fees of mutual funds in the REIT fund universe. Although the proposed subadvisory fees were higher than the REIT fund universe median, the board noted that the category included both U.S. and Global REIT funds. PMC represented that the costs of managing REIT assets on a global basis are considerably higher than the costs of managing U.S. REIT assets. On the basis of the information provided, the board concluded that the proposed subadvisory fee schedule was reasonable and appropriate in light of the quality and services the board anticipated Principal REI would provide as well as other relevant factors. In considering profitability, the board noted that PMC represented that, at least for the first year of operations, the profitability of the proposed fund for Principal REI is expected to be negative given management's forecast of minimal first year assets. The board considered whether there are economies of scale with respect to the fund and whether the fund benefits from economies of scale through breakpoints in the subadvisory fee. The board also reviewed the level at which breakpoints occur and the amount of reduction. The board also considered the character and amount of other incidental benefits Principal REI and its affiliates anticipate receiving in connection with management of the fund. The board concluded that subadvisory fees for the proposed fund were reasonable in light of these fall out benefits. In approving the subadvisory agreement, the board noted that Principal REI had represented that none of its clients with accounts managed similarly to that of the Global REIT Fund has a more favorable fee schedule than that Principal REI proposed for the Fund.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Amendment to the Management Agreement

At its December 11, 2006 meeting, the board approved an amendment to the Management Agreement that added an additional breakpoint to the fee schedule for each of the Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Value Fund. As part of its consideration of the amendment, the board noted that it approved the continuation of the Management Agreement for these Funds at its September 2006 meeting. In approving the amendment, the board determined that, given its recent consideration of the Management Agreement and that the amendment provides for additional breakpoints, it was not necessary to reconsider all of the factors it considered at its September meeting. The board determined that the revised management fee schedule would result in each Fund paying PMC a lower management fee than would be the case in the absence of the additional breakpoint. The board also determined that the revised management fee schedule reflects economies of scale for the benefit of these Funds. The board noted that PMC represented that the change in the management fee would not reduce the quality or quantity of service PMC provides to the Funds and that PMC's obligations under the Management Agreement would remain the same in all material respects.

                           SHAREHOLDER MEETING RESULTS

                         Special Meeting of Shareholders
                         Principal Investors Fund, Inc.
                             Held December 15, 2006

1. Election of Board of Directors:
                                                             For                    Withheld
                               Ballantine             2,692,937,828.974          42,005,916.984
                               Blake                  2,691,936,232.779          43,007,510.575
                               Gilbert                2,697,652,053.996          37,291,693.085
                               Grimmett               2,696,342,480.974          38,601,264.359
                               Hirsch                 2,696,974,196.213          37,969,548.386
                               Kimball                2,697,798,314.847          37,145,427.201
                               Lukavsky               2,691,014,718.858          43,929,026.076
                               Pavelich               2,695,056,313.168          39,887,426.264
                               Yancey                 2,692,471,122.657          42,472,617.923
                               Eucher                 2,697,520,528.298          37,423,215.150
                               Papesh                 2,697,207,763.094          37,735,981.820
                               Zimpleman              2,696,974,355.987          37,969,388.825

2. Approval of an Amendment to the Management Agreement to Provide for Fund
Accounting Services:
                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Bond & Mortgage Securities Fund                 163,272,654.120       7,299,848.582       4,137,747.324      1,510,716.000
     Disciplined LargeCap Blend Fund                  63,094,594.747         186,052.883          98,517.368        214,783.000
     Diversified International Fund                   31,562,640.292       1,821,349.932         863,929.287      2,234,784.000
     Equity Income Fund                                4,091,916.560         139,178.397          94,866.518        745,478.000
     Government & High Quality Bond Fund              20,653,951.675         663,995.986         547,551.573      2,193,652.000
     High Quality Intermediate-Term Bond Fund         10,360,202.974         311,238.807         132,622.835      1,039,452.000
     High Yield Fund                                   8,684,736.324               0.000               0.000              0.000
     Inflation Protection Fund                        11,925,226.003          86,320.822          14,612.033        112,510.000
     International Emerging Markets Fund               8,636,430.273         657,748.041         291,829.863        716,430.000
     International Growth Fund                        88,598,510.698       1,045,190.718         599,676.327      3,598,117.000
     LargeCap Growth Fund                             82,269,705.021       2,555,365.094         817,908.415      7,838,864.000
     LargeCap S&P 500 Index Fund                      77,854,340.869       7,128,660.587       2,336,982.941      2,929,381.000
     LargeCap Value Fund                              38,507,287.472       1,033,639.642         348,288.647      1,080,204.000
     MidCap Blend Fund                                26,817,310.598       1,682,831.772         890,094.862      2,950,527.000
     MidCap Growth Fund                                4,038,574.363         545,366.115          72,377.120          1,915.000
     MidCap S&P 400 Index Fund                         7,221,542.134         532,192.440         194,186.174        718,294.000
     MidCap Value Fund                                 8,293,133.577         820,843.586         237,767.866        441,424.000
     Money Market Fund                               356,073,302.807      20,187,776.756       9,233,364.348        990,964.000
     Partners Global Equity Fund                       2,050,065.226          16,677.030           3,397.438              0.000
     Partners International Fund                      58,110,662.749         470,370.024         115,501.042              0.000
     Partners LargeCap Blend Fund                     72,027,123.987       1,465,331.962         570,144.287      4,304,175.000
     Partners LargeCap Blend Fund I                   17,526,259.564       1,299,645.106         474,422.413        546,118.000
     Partners LargeCap Growth Fund                    11,562,509.522          40,991.946          24,412.032              0.000
     Partners LargeCap Growth Fund I                 123,531,762.854       1,037,490.572         487,178.733        439,254.000
     Partners LargeCap Growth Fund II                 91,919,070.456         818,924.409         445,886.965          3,387.000
     Partners LargeCap Value Fund                    151,189,842.913       1,824,506.374         734,358.421      2,368,780.000
     Partners LargeCap Value Fund I                   40,133,299.292          40,121.239         152,080.710              0.000
     Partners LargeCap Value Fund II                  20,450,473.509             882.277               0.000              0.000
     Partners MidCap Growth Fund                      45,474,971.318       1,056,109.669         358,557.964        302,651.000
     Partners MidCap Growth Fund I                    20,468,967.249          53,257.504           7,782.116         16,062.000
     Partners MidCap Growth Fund II                   48,086,419.418         155,001.892         131,084.200              0.000
     Partners MidCap Value Fund                       39,711,375.817         918,208.186         423,918.541      1,155,071.000
     Partners MidCap Value Fund I                     52,396,093.877         140,722.254         111,990.402              0.000
     Partners SmallCap Blend Fund                     13,714,133.969          17,602.431             206.783              0.000
     Partners SmallCap Growth Fund I                  11,700,025.815         124,632.568          23,201.476              0.000
     Partners SmallCap Growth Fund II                 64,177,697.934         610,687.728         365,152.569        164,621.000
     Partners SmallCap Growth Fund III                18,295,506.198               7.417          33,671.689              0.000
     Partners SmallCap Value Fund                     15,587,897.206         197,944.720          55,904.298          1,639.000
     Partners SmallCap Value Fund I                   21,536,223.814         401,629.209          94,194.099              0.000
     Partners SmallCap Value Fund II                  26,010,905.008          46,158.891          52,532.089              0.000
     Preferred Securities Fund                        51,781,692.810       3,388,213.398       1,216,535.352        326,456.000
     Principal LifeTime 2010 Fund                     76,109,629.330       1,376,228.934         692,886.009         87,356.000
     Principal LifeTime 2020 Fund                    134,002,990.581       2,079,725.352       1,326,337.882        134,737.000
     Principal LifeTime 2030 Fund                    110,257,602.224       2,877,261.167       1,111,541.835        155,425.000
     Principal LifeTime 2040 Fund                     48,789,532.962       1,447,858.009         820,678.442        119,144.000
     Principal LifeTime 2050 Fund                     23,639,866.601         486,193.855         161,982.817         49,332.000
     Principal LifeTime Strategic Income Fund         30,871,728.505         194,274.305         380,235.965         88,535.000
     Real Estate Securities Fund                      39,956,079.572       2,628,668.100       1,292,285.866      1,216,137.000
     Short-Term Bond Fund                             12,266,059.666         542,662.263         310,505.741      4,988,544.000
     SmallCap Blend Fund                              12,709,358.655         789,179.942         311,188.937        397,628.000
     SmallCap Growth Fund                              3,853,911.404         459,741.464          99,252.565        821,896.000
     SmallCap S&P 600 Index Fund                      17,191,418.538       1,994,274.613         777,141.377        444,592.000
     SmallCap Value Fund                               9,222,622.712         947,619.516         242,860.565        382,686.000
     Tax-Exempt Bond Fund                              6,046,201.041         120,254.913          91,773.064      1,069,941.000
     Ultra Short Bond Fund                            24,477,267.877       1,851,560.329         675,527.665      1,287,879.000

3. Approval of Amendments Changing Rule 12b-1 Plans for Class A and Class B
Shares from "Reimbursement" to "Compensation" Plans:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Bond & Mortgage Securities Fund - A               7,656,671.470         488,484.828         175,505.134        626,489.000
     Bond & Mortgage Securities Fund - B               1,033,832.043          26,368.204          22,164.778        144,889.000
     Disciplined LargeCap Blend Fund - A               2,694,182.505         121,068.791          63,899.134        141,745.000
     Disciplined LargeCap Blend Fund - B                 352,007.476           8,879.945          13,577.374         53,583.000
     Diversified International Fund - A               10,820,940.104         454,842.150         314,923.954      1,689,290.000
     Diversified International Fund - B                1,596,192.395          46,143.312          40,770.897        166,490.000
     Equity Income Fund - A                            3,626,041.820         141,428.049          97,228.725        653,234.000
     Equity Income Fund - B                              431,011.767          18,024.904          12,226.210         92,244.000
     Government & High Quality Bond Fund - A           9,952,818.900         376,993.505         327,637.961      1,553,351.000
     Government & High Quality Bond Fund - B           1,505,644.177          49,394.991          53,188.683        400,446.000
     Inflation Protection Fund - A                       215,452.653          30,315.210           3,632.670         87,412.000
     International Emerging Markets Fund - A           1,353,050.129          38,740.400          33,102.307        390,898.000
     International Emerging Markets Fund - B             277,124.188          13,405.536           5,963.034         40,122.000
     LargeCap Growth Fund - A                         16,473,304.044       1,151,855.578         559,605.216        854,589.000
     LargeCap Growth Fund - B                          1,706,280.339          74,765.915          47,270.117        111,656.000
     LargeCap S&P 500 Index Fund - A                   3,808,675.074         113,110.541         171,427.495        327,993.000
     LargeCap Value Fund - A                          10,207,463.484         610,179.372         309,301.116        739,637.000
     LargeCap Value Fund - B                             833,888.933          30,215.816          24,111.314         68,495.000
     MidCap Blend Fund - A                            16,274,506.374         905,114.991         524,715.912      2,323,492.000
     MidCap Blend Fund - B                             1,942,925.192          73,490.767          58,090.430        401,550.000
     Money Market Fund - A                           212,972,828.404       7,132,524.431       2,997,230.905        734,038.000
     Money Market Fund - B                             1,464,223.750          18,295.300           3,686.930        114,533.000
     Partners LargeCap Blend Fund - A                  2,092,781.717          63,705.644          59,000.932        564,537.000
     Partners LargeCap Blend Fund - B                    947,357.190          26,761.841          26,376.281        149,570.000
     Partners LargeCap Blend Fund I - A                6,928,321.623         334,946.162         166,994.271        397,285.000
     Partners LargeCap Blend Fund I - B                  884,590.692          39,179.859          24,472.563         57,447.000
     Partners LargeCap Growth Fund I - A               2,575,175.083          73,232.665          79,516.898        279,903.000
     Partners LargeCap Growth Fund I - B                 784,028.734          19,454.769          19,171.848         73,121.000
     Partners LargeCap Growth Fund II - A                 29,354.362           2,504.316               0.000          3,387.000
     Partners LargeCap Value Fund - A                  1,760,602.695          57,306.351          62,254.281        356,498.000
     Partners LargeCap Value Fund - B                    610,744.078          18,953.275          24,090.772        109,133.000
     Partners MidCap Growth Fund - A                   1,254,816.268          61,058.590          32,487.849        170,552.000
     Partners MidCap Growth Fund - B                     490,918.658          24,021.637           6,758.578         53,540.000
     Partners MidCap Growth Fund I - A                    65,330.884             209.191           3,272.170         16,062.000
     Partners MidCap Value Fund - A                      297,824.906          13,196.124           6,745.822        130,661.000
     Partners MidCap Value Fund - B                       40,627.258             338.857               0.000          3,751.000
     Partners SmallCap Growth Fund II - A                747,804.728          38,301.182          27,807.935         93,130.000
     Partners SmallCap Growth Fund II - B                361,605.445           6,328.099          10,959.800         32,694.000
     Preferred Securities Fund - A                       337,959.507          28,449.001           5,444.893        188,648.000
     Principal LifeTime 2010 Fund - A                    613,220.079          13,802.896           5,051.078         54,064.000
     Principal LifeTime 2020 Fund - A                    725,093.292          24,990.908           8,971.216        117,349.000
     Principal LifeTime 2020 Fund - B                    150,664.352          11,895.977           3,376.658         45,188.000
     Principal LifeTime 2030 Fund - A                    489,004.040           8,374.236           8,399.440         95,289.000
     Principal LifeTime 2030 Fund - B                    131,000.579             152.177             856.739         17,070.000
     Principal LifeTime 2040 Fund - A                    255,571.496           7,456.551           8,670.518         58,384.000
     Principal LifeTime 2040 Fund - B                    111,447.728           5,452.995           7,104.856         45,691.000
     Principal LifeTime 2050 Fund - A                    157,943.201             688.839             841.684         45,068.000
     Principal LifeTime 2050 Fund - B                      9,891.273               0.000               0.000          4,096.000
     Principal LifeTime Strategic Income Fund - A        257,147.646           4,044.197           1,091.062         86,236.000
     Principal LifeTime Strategic Income Fund - B          4,095.520               0.000               0.000              0.000
     Real Estate Securities Fund - A                   1,788,029.148          50,101.618          58,379.523        632,866.000
     Real Estate Securities Fund - B                     433,756.113          15,751.601           8,783.290        128,161.000
     Short-Term Bond Fund - A                          3,523,886.450         131,884.631          78,688.459      1,104,189.000
     SmallCap Blend Fund - A                           2,882,532.250         147,610.464          85,623.845        225,335.000
     SmallCap Blend Fund - B                             639,839.902          34,792.162          18,083.624         97,814.000
     SmallCap Value Fund - A                             231,236.624             927.635           1,160.393         82,399.000
     SmallCap Value Fund - B                              39,265.100             194.869             124.542          5,954.000
     Tax-Exempt Bond Fund - A                          5,574,039.986         142,348.080         298,193.088      1,009,383.000
     Tax-Exempt Bond Fund - B                            220,997.060           1,789.254          20,861.550         60,558.000
     Ultra Short Bond Fund - A                           931,634.426          17,999.836           9,440.393        700,234.000

4. Approval of an Amendment to the Management Agreement for the LargeCap Growth
Fund Increasing Management Fees:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     LargeCap Growth Fund                             76,286,842.155       8,734,133.445         622,009.364      7,313,864.000

5. Approval of a Sub-Advisory Agreement with Columbus Circle Investors for the
Partners SmallCap Growth Fund III:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Partners SmallCap Growth Fund III                18,231,165.946          93,336.537           4,682.944              0.000






6. Approval of the Reclassification of the Real Estate Securities Fund from
"Diversified" to "Non-Diversified:"

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Real Estate Securities Fund                      38,583,974.311       3,730,809.066       1,562,250.241      1,216,137.000

                         Special Meeting of Shareholders
               Principal Investors Fund, Inc. - Equity Income Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Equity Income Fund into the Equity Income Fund I:

                                In Favor                   Opposed                   Abstain
                                --------                   -------                   -------
                              4,248,959.815              94,529.684                122,355.575

                         Special Meeting of Shareholders
         Principal Investors Fund, Inc. - Partners LargeCap Growth Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Partners LargeCap Growth Fund into the Partners LargeCap Growth Fund
     II:

                                In Favor                   Opposed                   Abstain
                                --------                   -------                   -------
                             11,562,401.360              29,041.746                35,919.188

                         Special Meeting of Shareholders
              Principal Investors Fund, Inc. - Tax-Exempt Bond Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Tax-Exempt Bond Fund into the Tax-Exempt Bond Fund I:

                                In Favor                   Opposed                   Abstain
                                --------                   -------                   -------
                              6,340,064.585              92,148.924                178,574.061

                           [Logo of Principal Funds]

                          WE'LL GIVE YOU AN EDGE(SM)

    A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is notauthorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds.
       Investors should read the prospectus carefully before investing.
To obtain an additional prospectus, please contact your financial professional or call 800-247-4123.

For more information about these funds, including their full names, please see the Principal Investors Fund, Inc. prospectus or visit www.principalfunds.com.

 Principal Investors Fund, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group(R). Principal Funds Distributor,
       Principal Shareholder Services, Principal Management Corporation, and Principal Investors Fund, Inc. are collectively referred to as Principal
                                    Funds.

                                Distributed by:
                       Principal Funds Distributor, Inc.
                                  Member NASD

                       FV 381-1 | 06/2007 | #3958062009
                   (C)2007 Principal Funds Distributor, Inc.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.





                                TABLE OF CONTENTS



                                                                                                                               Page
Shareholder Expense Example........................................................................................................2
-----------------------------------------------------------------------------------------------------------------------------------
Financial Statements and Highlights
-----------------------------------
  Statements of Assets and Liabilities............................................................................................17
  --------------------------------------------------------------------------------------------------------------------------------
  Statements of Operations........................................................................................................39
  --------------------------------------------------------------------------------------------------------------------------------
  Statement of Changes in Net Assets..............................................................................................61
  --------------------------------------------------------------------------------------------------------------------------------
  Notes to Financial Statements..................................................................................................125
  -------------------------------------------------------------------------------------------------------------------------------
  Schedules of Investments
  ------------------------
     Bond & Mortgage Securities Fund.............................................................................................143
     Disciplined LargeCap Blend Fund.............................................................................................167
     Diversified International Fund..............................................................................................172
     Equity Income Fund I........................................................................................................186
     Government & High Quality Bond Fund.........................................................................................190
     High Quality Intermediate-Term Bond Fund....................................................................................195
     High Yield Fund.............................................................................................................211
     High Yield Fund II..........................................................................................................217
     Income Fund.................................................................................................................222
     Inflation Protection Fund...................................................................................................227
     International Emerging Markets Fund.........................................................................................236
     International Growth Fund...................................................................................................241
     LargeCap Growth Fund........................................................................................................246
     LargeCap S&P 500 Index Fund.................................................................................................248
     LargeCap Value Fund.........................................................................................................258
     MidCap Blend Fund...........................................................................................................262
     MidCap Growth Fund..........................................................................................................265
     MidCap S&P 400 Index Fund...................................................................................................267
     MidCap Stock Fund...........................................................................................................276
     MidCap Value Fund...........................................................................................................278
     Money Market Fund...........................................................................................................283
     Mortgage Securities Fund....................................................................................................289
     Partners Global Equity Fund.................................................................................................293
     Partners International Fund.................................................................................................296
     Partners LargeCap Blend Fund................................................................................................302
     Partners LargeCap Blend Fund I..............................................................................................309
     Partners LargeCap Growth Fund I.............................................................................................314
     Partners LargeCap Growth Fund II............................................................................................316
     Partners LargeCap Value Fund................................................................................................319
     Partners LargeCap Value Fund I..............................................................................................323
     Partners LargeCap Value Fund II.............................................................................................325
     Partners MidCap Growth Fund.................................................................................................328
     Partners MidCap Growth Fund I...............................................................................................331
     Partners MidCap Growth Fund II..............................................................................................336
     Partners MidCap Value Fund..................................................................................................340
     Partners MidCap Value Fund I................................................................................................345
     Partners SmallCap Blend Fund................................................................................................353
     Partners SmallCap Growth Fund I.............................................................................................358
     Partners SmallCap Growth Fund II............................................................................................361
     Partners SmallCap Growth Fund III...........................................................................................367
     Partners SmallCap Value Fund................................................................................................372
     Partners SmallCap Value Fund I..............................................................................................381
     Partners SmallCap Value Fund II.............................................................................................393
     Preferred Securities Fund...................................................................................................410
     Principal LifeTime 2010 Fund................................................................................................415
     Principal LifeTime 2020 Fund................................................................................................417
     Principal LifeTime 2030 Fund................................................................................................419
     Principal LifeTime 2040 Fund................................................................................................421
     Principal LifeTime 2050 Fund................................................................................................423
     Principal LifeTime Strategic Income Fund....................................................................................425
     Real Estate Securities Fund.................................................................................................427
     SAM Balanced Portfolio......................................................................................................429
     SAM Conservative Balanced Portfolio.........................................................................................432
     SAM Conservative Growth Portfolio...........................................................................................435
     SAM Flexible Income Portfolio...............................................................................................437
     SAM Strategic Growth Portfolio..............................................................................................439
     Short-Term Bond Fund........................................................................................................441
     Short-Term Income Fund......................................................................................................454
     SmallCap Blend Fund.........................................................................................................457
     SmallCap Growth Fund........................................................................................................464
     SmallCap S&P 600 Index Fund.................................................................................................469
     SmallCap Value Fund.........................................................................................................481
     Ultra Short Bond Fund.......................................................................................................485
     West Coast Equity Fund......................................................................................................493
  Financial Highlights...........................................................................................................499
  -------------------------------------------------------------------------------------------------------------------------------
Fund Directors...................................................................................................................659
---------------------------------------------------------------------------------------------------------------------------------
Proxy Voting Policies............................................................................................................661
---------------------------------------------------------------------------------------------------------------------------------
Schedules of Investments.........................................................................................................661
---------------------------------------------------------------------------------------------------------------------------------
Board Consideration of and Continuation of Management Agreement and Sub-Advisory Agreements......................................662
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Meeting Results......................................................................................................664
---------------------------------------------------------------------------------------------------------------------------------


                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)




As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund's annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007), unless otherwise noted.
       Actual Expenses
       The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
       Hypothetical Example for Comparison Purposes The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


                                                                                                   Expenses Paid
                                                    Beginning                                 ------------------------
                                             ------------------------         Ending               During Period
                                                  Account Value            Account Value        November 1, 2006 to     Annualized
Based On Actual Return                           November 1, 2006         April 30, 2007      April 30, 2007(   a)     Expense Ratio

Bond & Mortgage Securities Fund
         Advisors Preferred                          $1,000.00               $1,024.37                  $5.47               1.09%
         Advisors Select                              1,000.00                1,023.51                  6.37               1.27
         Advisors Signature                           1,000.00                1,023.64                  7.02               1.40
         Class J                                      1,000.00                1,025.33                  5.93               1.18
         Institutional                                1,000.00                1,028.13                  2.61               0.52
         Preferred                                    1,000.00                1,025.93                  3.92               0.78
         Select                                       1,000.00                1,025.92                  4.52               0.90
Disciplined LargeCap Blend Fund
         Advisors Preferred                           1,000.00                1,084.28                  5.89               1.14
         Advisors Select                              1,000.00                1,083.34                  6.82               1.32
         Advisors Signature                           1,000.00                1,082.72                  7.49               1.45
         Institutional                                1,000.00                1,087.24                  2.95               0.57
         Preferred                                    1,000.00                1,085.98                  4.29               0.83
         Select                                       1,000.00                1,085.49                  4.91               0.95
Diversified International Fund
         Advisors Preferred                           1,000.00                1,153.58                  7.80               1.46
         Advisors Select                              1,000.00                1,152.52                  8.75               1.64
         Advisors Signature                           1,000.00                1,151.69                  9.44               1.77
         Class J                                      1,000.00                1,152.94                  8.11               1.52
         Institutional                                1,000.00                1,155.74                  4.76               0.89
         Preferred                                    1,000.00                1,155.01                  6.14               1.15
         Select                                       1,000.00                1,153.67                  6.78               1.27
Equity Income Fund I
         Institutional                                1,000.00                1,096.83                  2.70               0.52

Government & High Quality Bond Fund
         Advisors Preferred                           1,000.00                1,022.72                  4.86               0.97
         Advisors Select                              1,000.00                1,022.82                  5.77               1.15
         Advisors Signature                           1,000.00                1,022.01                  6.42               1.28
         Class J                                      1,000.00                1,022.55                  5.57               1.11
         Institutional                                1,000.00                1,025.53                  2.06               0.41
         Preferred                                    1,000.00                1,025.24                  3.31               0.66
         Select                                       1,000.00                1,024.64                  3.92               0.78
High Quality Intermediate-Term Bond Fund
         Advisors Preferred                          $1,000.00               $1,021.92                  $4.86               0.97%
         Advisors Select                              1,000.00                1,021.99                  5.77               1.15
         Advisors Signature                           1,000.00                1,020.39                  6.41               1.28
         Class J                                      1,000.00                1,020.79                  5.71               1.14
         Institutional                                1,000.00                1,024.77                  2.01               0.40
         Preferred                                    1,000.00                1,023.14                  3.31               0.66
         Select                                       1,000.00                1,023.85                  3.91               0.78
High Yield Fund
         Institutional                                1,000.00                1,061.35                  3.32               0.65
High Yield Fund II
         Institutional                                1,000.00                1,072.89                  2.72               0.53
Income Fund
         Institutional                                1,000.00                1,031.69                  2.57               0.51
Inflation Protection Fund
         Advisors Preferred                           1,000.00                1,016.14                  4.85               0.97
         Advisors Select                              1,000.00                1,015.39                  5.75               1.15
         Advisors Signature                           1,000.00                1,013.77                  6.39               1.28
         Class J                                      1,000.00                1,015.90                  5.75               1.15
         Institutional                                1,000.00                1,018.50                  2.00               0.40
         Preferred                                    1,000.00                1,017.41                  3.30               0.66
         Select                                       1,000.00                1,016.95                  3.90               0.78
International Emerging Markets Fund
         Advisors Preferred                           1,000.00                1,218.10                  9.68               1.76
         Advisors Select                              1,000.00                1,216.71                  10.66              1.94
         Advisors Signature                           1,000.00                1,216.27                  11.37              2.07
         Class J                                      1,000.00                1,217.91                  9.95               1.81
         Institutional                                1,000.00                1,221.33                  6.55               1.19
         Preferred                                    1,000.00                1,219.77                  8.04               1.46
         Select                                       1,000.00                1,219.04                  8.64               1.57
International Growth Fund
         Advisors Preferred                           1,000.00                1,150.32                  8.26               1.55
         Advisors Select                              1,000.00                1,149.25                  9.22               1.73
         Advisors Signature                           1,000.00                1,148.74                  9.91               1.86
         Class J                                      1,000.00                1,149.53                  8.79               1.65
         Institutional                                1,000.00                1,153.79                  5.23               0.98
         Preferred                                    1,000.00                1,152.91                  6.62               1.24
         Select                                       1,000.00                1,151.25                  7.25               1.36
LargeCap Growth Fund
         Advisors Preferred                           1,000.00                1,076.97                  5.92               1.15
         Advisors Select                              1,000.00                1,076.85                  6.85               1.33
         Advisors Signature                           1,000.00                1,075.64                  7.51               1.46
         Class J                                      1,000.00                1,075.49                  6.74               1.31
         Institutional                                1,000.00                1,079.39                  3.15               0.61
         Preferred                                    1,000.00                1,078.31                  4.38               0.85
         Select                                       1,000.00                1,077.22                  4.94               0.96
LargeCap S&P 500 Index Fund
         Advisors Preferred                           1,000.00                1,082.45                  3.72               0.72
         Advisors Select                              1,000.00                1,080.65                  4.64               0.90
         Advisors Signature                           1,000.00                1,080.65                  5.31               1.03
         Class J                                      1,000.00                1,081.18                  3.97               0.77
         Institutional                                1,000.00                1,085.38                  0.78               0.15
         Preferred                                    1,000.00                1,083.90                  2.12               0.41
         Select                                       1,000.00                1,083.04                  2.74               0.53
LargeCap Value Fund
         Advisors Preferred                           1,000.00                1,085.79                  5.22               1.01
         Advisors Select                              1,000.00                1,085.32                  6.15               1.19
         Advisors Signature                           1,000.00                1,084.71                  6.82               1.32
         Class J                                      1,000.00                1,085.86                  5.74               1.11
         Institutional                                1,000.00                1,089.02                  2.28               0.44
         Preferred                                    1,000.00                1,087.77                  3.62               0.70
         Select                                       1,000.00                1,087.01                  4.24               0.82


MidCap Blend Fund
         Advisors Preferred                           1,000.00                1,124.78                  6.37               1.21
         Advisors Select                              1,000.00                1,123.62                  7.32               1.39
         Advisors Signature                           1,000.00                1,122.02                  8.00               1.52
         Class J                                      1,000.00                1,124.03                  6.74               1.28
         Institutional                                1,000.00                1,127.00                  3.38               0.64
         Preferred                                    1,000.00                1,126.09                  4.74               0.90
         Select                                       1,000.00                1,125.67                  5.38               1.02
MidCap Growth Fund
         Advisors Preferred                          $1,000.00               $1,098.67                  $6.35               1.22%
         Advisors Select                              1,000.00                1,098.36                  7.28               1.40
         Advisors Signature                           1,000.00                1,097.56                  7.96               1.53
         Class J                                      1,000.00                1,098.10                  7.54               1.45
         Institutional                                1,000.00                1,103.29                  3.39               0.65
         Preferred                                    1,000.00                1,099.86                  4.74               0.91
         Select                                       1,000.00                1,100.73                  5.36               1.03
MidCap S&P 400 Index Fund
         Advisors Preferred                           1,000.00                1,115.07                  3.78               0.72
         Advisors Select                              1,000.00                1,114.06                  4.72               0.90
         Advisors Signature                           1,000.00                1,114.23                  5.40               1.03
         Class J                                      1,000.00                1,114.91                  4.46               0.85
         Institutional                                1,000.00                1,119.25                  0.79               0.15
         Preferred                                    1,000.00                1,117.30                  2.15               0.41
         Select                                       1,000.00                1,117.07                  2.78               0.53
MidCap Stock Fund
         Institutional                                1,000.00                1,121.30                  4.00               0.76
MidCap Value Fund
         Advisors Preferred                           1,000.00                1,113.75                  6.39               1.22
         Advisors Select                              1,000.00                1,112.75                  7.33               1.40
         Advisors Signature                           1,000.00                1,111.84                  8.01               1.53
         Class J                                      1,000.00                1,112.67                  6.76               1.29
         Institutional                                1,000.00                1,116.29                  3.41               0.65
         Preferred                                    1,000.00                1,115.79                  4.77               0.91
         Select                                       1,000.00                1,114.59                  5.40               1.03
Money Market Fund
         Advisors Preferred                           1,000.00                1,022.17                  4.81               0.96
         Advisors Select                              1,000.00                1,020.94                  5.71               1.14
         Advisors Signature                           1,000.00                1,020.36                  6.36               1.27
         Class J                                      1,000.00                1,021.43                  5.16               1.03
         Institutional                                1,000.00                1,024.63                  1.96               0.39
         Preferred                                    1,000.00                1,023.46                  3.26               0.65
         Select                                       1,000.00                1,023.02                  3.86               0.77
Mortgage Securities Fund
         Institutional                                1,000.00                1,025.89                  2.56               0.51
Partners Global Equity Fund
         Advisors Preferred                           1,000.00                1,091.91                  7.88               1.52
         Advisors Select                              1,000.00                1,091.76                  8.82               1.70
         Advisors Signature                           1,000.00                1,090.54                  9.49               1.83
         Institutional                                1,000.00                1,096.22                  4.94               0.95
         Preferred                                    1,000.00                1,093.58                  6.28               1.21
         Select                                       1,000.00                1,093.09                  6.90               1.33
Partners International Fund
         Advisors Preferred                           1,000.00                1,158.77                  8.83               1.65
         Advisors Select                              1,000.00                1,157.63                  9.79               1.83
         Advisors Signature                           1,000.00                1,156.45                  10.48              1.96
         Institutional                                1,000.00                1,162.07                  5.79               1.08
         Preferred                                    1,000.00                1,160.33                  7.18               1.34
         Select                                       1,000.00                1,159.67                  7.82               1.46
Partners LargeCap Blend Fund
         Advisors Preferred                           1,000.00                1,085.88                  6.78               1.31
         Advisors Select                              1,000.00                1,085.39                  7.70               1.49
         Advisors Signature                           1,000.00                1,084.97                  8.37               1.62
         Class J                                      1,000.00                1,086.46                  6.98               1.35
         Institutional                                1,000.00                1,089.59                  3.83               0.74
         Preferred                                    1,000.00                1,088.08                  5.18               1.00
         Select                                       1,000.00                1,087.48                  5.80               1.12




Partners LargeCap Blend Fund I
         Advisors Preferred                           1,000.00                1,080.54                  5.26               1.02
         Advisors Select                              1,000.00                1,079.37                  6.19               1.20
         Advisors Signature                           1,000.00                1,079.70                  6.86               1.33
         Class J                                      1,000.00                1,081.55                  5.57               1.08
         Institutional                                1,000.00                1,084.71                  2.33               0.45
         Preferred                                    1,000.00                1,082.43                  3.67               0.71
         Select                                       1,000.00                1,082.51                  4.29               0.83
Partners LargeCap Growth Fund I
         Advisors Preferred                           1,000.00                1,087.14                  6.73               1.30
         Advisors Select                              1,000.00                1,085.74                  7.65               1.48
         Advisors Signature                           1,000.00                1,086.09                  8.33               1.61
         Class J                                      1,000.00                1,086.99                  7.55               1.46
         Institutional                                1,000.00                1,090.85                  3.78               0.73
         Preferred                                    1,000.00                1,088.81                  5.13               0.99
         Select                                       1,000.00                1,088.54                  5.75               1.11
Partners LargeCap Growth Fund II
         Advisors Preferred                          $1,000.00               $1,062.94                  $7.98               1.56%
         Advisors Select                              1,000.00                1,061.14                  8.89               1.74
         Advisors Signature                           1,000.00                1,061.77                  9.56               1.87
         Class J                                      1,000.00                1,061.34                  8.94               1.75
         Institutional                                1,000.00                1,066.80                  5.07               0.99
         Preferred                                    1,000.00                1,064.19                  6.40               1.25
         Select                                       1,000.00                1,063.45                  7.01               1.37
Partners LargeCap Value Fund
         Advisors Preferred                           1,000.00                1,089.60                  6.89               1.33
         Advisors Select                              1,000.00                1,088.57                  7.82               1.51
         Advisors Signature                           1,000.00                1,087.96                  8.49               1.64
         Class J                                      1,000.00                1,088.60                  7.20               1.39
         Institutional                                1,000.00                1,092.80                  3.94               0.76
         Preferred                                    1,000.00                1,090.76                  5.29               1.02
         Select                                       1,000.00                1,090.58                  5.91               1.14
Partners LargeCap Value Fund I
         Advisors Preferred                           1,000.00                1,093.88                  7.06               1.36
         Advisors Select                              1,000.00                1,092.15                  7.99               1.54
         Advisors Signature                           1,000.00                1,092.01                  8.66               1.67
         Institutional                                1,000.00                1,096.38                  4.11               0.79
         Preferred                                    1,000.00                1,095.29                  5.45               1.05
         Select                                       1,000.00                1,095.02                  6.08               1.17
Partners LargeCap Value Fund II
         Advisors Preferred                           1,000.00                1,086.92                  7.35               1.42
         Advisors Select                              1,000.00                1,086.02                  8.28               1.60
         Advisors Signature                           1,000.00                1,085.56                  8.95               1.73
         Institutional                                1,000.00                1,090.09                  4.40               0.85
         Preferred                                    1,000.00                1,088.17                  5.75               1.11
         Select                                       1,000.00                1,088.93                  6.37               1.23
Partners MidCap Growth Fund
         Advisors Preferred                           1,000.00                1,108.66                  8.21               1.57
         Advisors Select                              1,000.00                1,108.34                  9.15               1.75
         Advisors Signature                           1,000.00                1,107.12                  9.82               1.88
         Class J                                      1,000.00                1,108.60                  9.04               1.73
         Institutional                                1,000.00                1,112.66                  5.24               1.00
         Preferred                                    1,000.00                1,110.99                  6.59               1.26
         Select                                       1,000.00                1,110.06                  7.22               1.38
Partners MidCap Growth Fund I
         Advisors Preferred                           1,000.00                1,118.30                  8.25               1.57
         Advisors Select                              1,000.00                1,118.12                  9.19               1.75
         Advisors Signature                           1,000.00                1,117.00                  9.87               1.88
         Institutional                                1,000.00                1,121.60                  5.26               1.00
         Preferred                                    1,000.00                1,120.54                  6.62               1.26
         Select                                       1,000.00                1,120.37                  7.26               1.38
Partners MidCap Growth Fund II
         Advisors Preferred                           1,000.00                1,080.98                  8.10               1.57
         Advisors Select                              1,000.00                1,081.26                  9.03               1.75
         Advisors Signature                           1,000.00                1,079.60                  9.69               1.88
         Institutional                                1,000.00                1,084.19                  5.17               1.00
         Preferred                                    1,000.00                1,083.21                  6.51               1.26
         Select                                       1,000.00                1,082.56                  7.13               1.38


Partners MidCap Value Fund
         Advisors Preferred                           1,000.00                1,126.34                  8.22               1.56
         Advisors Select                              1,000.00                1,125.26                  9.17               1.74
         Advisors Signature                           1,000.00                1,124.33                  9.85               1.87
         Class J                                      1,000.00                1,126.79                  8.44               1.60
         Institutional                                1,000.00                1,129.66                  5.23               0.99
         Preferred                                    1,000.00                1,128.02                  6.60               1.25
         Select                                       1,000.00                1,127.51                  7.23               1.37
Partners MidCap Value Fund I
         Advisors Preferred                           1,000.00                1,128.51                  8.23               1.56
         Advisors Select                              1,000.00                1,128.60                  9.18               1.74
         Advisors Signature                           1,000.00                1,127.05                  9.86               1.87
         Institutional                                1,000.00                1,132.52                  5.23               0.99
         Preferred                                    1,000.00                1,131.45                  6.61               1.25
         Select                                       1,000.00                1,130.38                  7.24               1.37
Partners SmallCap Blend Fund
         Advisors Preferred                           1,000.00                1,091.14                  8.14               1.57
         Advisors Select                              1,000.00                1,089.94                  9.07               1.75
         Advisors Signature                           1,000.00                1,089.33                  9.74               1.88
         Institutional                                1,000.00                1,093.99                  5.19               1.00
         Preferred                                    1,000.00                1,092.50                  6.54               1.26
         Select                                       1,000.00                1,092.37                  7.16               1.38
Partners SmallCap Growth Fund I
         Advisors Preferred                          $1,000.00               $1,122.91                  $8.79               1.67%
         Advisors Select                              1,000.00                1,120.91                  9.73               1.85
         Advisors Signature                           1,000.00                1,121.17                  10.41              1.98
         Class J                                      1,000.00                1,119.64                  10.72              2.04
         Institutional                                1,000.00                1,124.37                  5.79               1.10
         Preferred                                    1,000.00                1,124.48                  7.16               1.36
         Select                                       1,000.00                1,122.55                  7.79               1.48
Partners SmallCap Growth Fund II
         Advisors Preferred                           1,000.00                1,079.09                  8.09               1.57
         Advisors Select                              1,000.00                1,077.24                  9.01               1.75
         Advisors Signature                           1,000.00                1,076.72                  9.68               1.88
         Class J                                      1,000.00                1,077.10                  9.27               1.80
         Institutional                                1,000.00                1,081.99                  5.16               1.00
         Preferred                                    1,000.00                1,079.81                  6.50               1.26
         Select                                       1,000.00                1,080.70                  7.12               1.38
Partners SmallCap Growth Fund III
         Advisors Preferred                           1,000.00                1,050.90                  8.49               1.67
         Advisors Select                              1,000.00                1,050.31                  9.40               1.85
         Advisors Signature                           1,000.00                1,049.43                  10.06              1.98
         Institutional                                1,000.00                1,053.54                  5.60               1.10
         Preferred                                    1,000.00                1,053.06                  6.92               1.36
         Select                                       1,000.00                1,051.53                  7.53               1.48
Partners SmallCap Value Fund
         Advisors Preferred                           1,000.00                1,088.31                  8.13               1.57
         Advisors Select                              1,000.00                1,086.97                  9.06               1.75
         Advisors Signature                           1,000.00                1,086.81                  9.73               1.88
         Class J                                      1,000.00                1,087.28                  9.47               1.83
         Institutional                                1,000.00                1,091.41                  5.19               1.00
         Preferred                                    1,000.00                1,089.64                  6.53               1.26
         Select                                       1,000.00                1,089.98                  7.15               1.38
Partners SmallCap Value Fund I
         Advisors Preferred                           1,000.00                1,068.03                  8.05               1.57
         Advisors Select                              1,000.00                1,067.42                  8.97               1.75
         Advisors Signature                           1,000.00                1,066.72                  9.63               1.88
         Institutional                                1,000.00                1,071.59                  5.14               1.00
         Preferred                                    1,000.00                1,070.10                  6.47               1.26
         Select                                       1,000.00                1,069.47                  7.08               1.38
Partners SmallCap Value Fund II
         Advisors Preferred                           1,000.00                1,070.98                  8.06               1.57
         Advisors Select                              1,000.00                1,069.83                  8.98               1.75
         Advisors Signature                           1,000.00                1,068.87                  9.64               1.88
         Institutional                                1,000.00                1,073.91                  5.14               1.00
         Preferred                                    1,000.00                1,072.19                  6.47               1.26
         Select                                       1,000.00                1,071.84                  7.09               1.38
Preferred Securities Fund
         Advisors Preferred                           1,000.00                1,026.55                  6.63               1.32
         Advisors Select                              1,000.00                1,025.65                  7.53               1.50
         Advisors Signature                           1,000.00                1,024.91                  8.18               1.63
         Class J                                      1,000.00                1,025.43                  7.63               1.52
         Institutional                                1,000.00                1,029.39                  3.77               0.75
         Preferred                                    1,000.00                1,027.16                  5.08               1.01
         Select                                       1,000.00                1,026.56                  5.68               1.13
Principal LifeTime 2010 Fund
         Advisors Preferred                           1,000.00                1,061.37                  3.53               0.69
         Advisors Select                              1,000.00                1,060.41                  4.44               0.87
         Advisors Signature                           1,000.00                1,060.30                  5.11               1.00
         Class J                                      1,000.00                1,062.06                  3.22               0.63
         Institutional                                1,000.00                1,064.61                  0.61               0.12
         Preferred                                    1,000.00                1,062.92                  1.94               0.38
         Select                                       1,000.00                1,062.48                  2.56               0.50
Principal LifeTime 2020 Fund
         Advisors Preferred                           1,000.00                1,075.43                  3.55               0.69
         Advisors Select                              1,000.00                1,074.50                  4.47               0.87
         Advisors Signature                           1,000.00                1,073.47                  5.14               1.00
         Class J                                      1,000.00                1,074.55                  3.29               0.64
         Institutional                                1,000.00                1,078.00                  0.62               0.12
         Preferred                                    1,000.00                1,076.24                  1.96               0.38
         Select                                       1,000.00                1,075.79                  2.57               0.50
Principal LifeTime 2030 Fund
         Advisors Preferred                           1,000.00                1,082.39                  3.56               0.69
         Advisors Select                              1,000.00                1,081.66                  4.49               0.87
         Advisors Signature                           1,000.00                1,080.78                  5.16               1.00
         Class J                                      1,000.00                1,082.83                  3.46               0.67
         Institutional                                1,000.00                1,085.28                  0.62               0.12
         Preferred                                    1,000.00                1,084.78                  1.96               0.38
         Select                                       1,000.00                1,083.47                  2.58               0.50
Principal LifeTime 2040 Fund
         Advisors Preferred                          $1,000.00               $1,088.48                  $3.57               0.69%
         Advisors Select                              1,000.00                1,088.07                  4.50               0.87
         Advisors Signature                           1,000.00                1,087.27                  5.18               1.00
         Class J                                      1,000.00                1,088.46                  3.62               0.70
         Institutional                                1,000.00                1,090.93                  0.62               0.12
         Preferred                                    1,000.00                1,089.83                  1.97               0.38
         Select                                       1,000.00                1,089.63                  2.59               0.50
Principal LifeTime 2050 Fund
         Advisors Preferred                           1,000.00                1,091.15                  3.58               0.69
         Advisors Select                              1,000.00                1,090.10                  4.51               0.87
         Advisors Signature                           1,000.00                1,089.31                  5.18               1.00
         Class J                                      1,000.00                1,091.16                  3.89               0.75
         Institutional                                1,000.00                1,094.43                  0.62               0.12
         Preferred                                    1,000.00                1,093.28                  1.97               0.38
         Select                                       1,000.00                1,092.17                  2.59               0.50
Principal LifeTime Strategic Income Fund
         Advisors Preferred                           1,000.00                1,039.58                  3.49               0.69
         Advisors Select                              1,000.00                1,038.47                  4.40               0.87
         Advisors Signature                           1,000.00                1,037.04                  5.05               1.00
         Class J                                      1,000.00                1,039.36                  3.39               0.67
         Institutional                                1,000.00                1,042.03                  0.61               0.12
         Preferred                                    1,000.00                1,041.84                  1.92               0.38
         Select                                       1,000.00                1,040.69                  2.53               0.50
Real Estate Securities Fund
         Advisors Preferred                           1,000.00                1,048.40                  7.11               1.40
         Advisors Select                              1,000.00                1,047.46                  8.02               1.58
         Advisors Signature                           1,000.00                1,046.59                  8.68               1.71
         Class J                                      1,000.00                1,048.47                  7.36               1.45
         Institutional                                1,000.00                1,051.30                  4.22               0.83
         Preferred                                    1,000.00                1,049.90                  5.54               1.09
         Select                                       1,000.00                1,049.30                  6.15               1.21
SAM Balanced Portfolio
         Advisors Preferred(b)                        1,000.00                1,029.76                  2.60               0.90
         Advisors Select(b)                           1,000.00                1,029.33                  3.09               1.07
         Advisors Signature(b)                        1,000.00                1,028.99                  3.53               1.22
         Class J(b)                                   1,000.00                1,021.44                  2.74               0.95
         Institutional(b)                             1,000.00                1,031.23                  0.90               0.31
         Preferred(b)                                 1,000.00                1,030.58                  1.65               0.57
         Select(b)                                    1,000.00                1,030.27                  2.08               0.72
SAM Conservative Balanced Portfolio
         Advisors Preferred(b)                        1,000.00                1,026.40                  2.60               0.90
         Advisors Select(b)                           1,000.00                1,025.96                  3.09               1.07
         Advisors Signature(b)                        1,000.00                1,025.63                  3.55               1.23
         Class J(b)                                   1,000.00                1,026.25                  2.74               0.95
         Institutional(b)                             1,000.00                1,027.89                  0.90               0.31
         Preferred(b)                                 1,000.00                1,027.23                  1.68               0.58
         Select(b)                                    1,000.00                1,026.92                  2.08               0.72


SAM Conservative Growth Portfolio
         Advisors Preferred(b)                        1,000.00                1,033.43                  2.61               0.90
         Advisors Select(b)                           1,000.00                1,032.84                  3.10               1.07
         Advisors Signature(b)                        1,000.00                1,032.24                  3.50               1.21
         Class J(b)                                   1,000.00                1,032.84                  2.75               0.95
         Institutional(b)                             1,000.00                1,035.22                  0.90               0.31
         Preferred(b)                                 1,000.00                1,034.03                  1.65               0.57
         Select(b)                                    1,000.00                1,034.03                  2.06               0.71
SAM Flexible Income Portfolio
         Advisors Preferred(b)                        1,000.00                1,020.25                  2.59               0.90
         Advisors Select(b)                           1,000.00                1,019.79                  3.11               1.08
         Advisors Signature(b)                        1,000.00                1,019.48                  3.54               1.23
         Class J(b)                                   1,000.00                1,020.07                  2.73               0.95
         Institutional(b)                             1,000.00                1,021.71                  0.89               0.31
         Preferred(b)                                 1,000.00                1,021.05                  1.67               0.58
         Select(b)                                    1,000.00                1,020.74                  2.07               0.72
SAM Strategic Growth Portfolio
         Advisors Preferred(b)                        1,000.00                1,035.60                  2.58               0.89
         Advisors Select(b)                           1,000.00                1,035.06                  3.10               1.07
         Advisors Signature(b)                        1,000.00                1,034.52                  3.51               1.21
         Class J(b)                                   1,000.00                1,035.60                  2.76               0.95
         Institutional(b)                             1,000.00                1,037.22                  0.90               0.31
         Preferred(b)                                 1,000.00                1,036.68                  1.65               0.57
         Select(b)                                    1,000.00                1,036.14                  2.06               0.71
Short-Term Bond Fund
         Advisors Preferred                          $1,000.00               $1,025.09                  $4.87               0.97%
         Advisors Select                              1,000.00                1,024.41                  5.77               1.15
         Advisors Signature                           1,000.00                1,022.65                  6.42               1.28
         Class J                                      1,000.00                1,024.37                  5.37               1.07
         Institutional                                1,000.00                1,028.18                  2.01               0.40
         Preferred                                    1,000.00                1,025.87                  3.32               0.66
         Select                                       1,000.00                1,025.42                  3.92               0.78
Short-Term Income Fund
         Institutional                                1,000.00                1,025.67                  2.66               0.53
SmallCap Blend Fund
         Advisors Preferred                           1,000.00                1,095.23                  6.86               1.32
         Advisors Select                              1,000.00                1,094.89                  7.79               1.50
         Advisors Signature                           1,000.00                1,093.85                  8.46               1.63
         Class J                                      1,000.00                1,095.25                  7.22               1.39
         Institutional                                1,000.00                1,098.73                  3.90               0.75
         Preferred                                    1,000.00                1,096.40                  5.25               1.01
         Select                                       1,000.00                1,097.09                  5.88               1.13
SmallCap Growth Fund
         Advisors Preferred                           1,000.00                1,102.75                  6.99               1.34
         Advisors Select                              1,000.00                1,102.57                  7.87               1.51
         Advisors Signature                           1,000.00                1,101.51                  8.55               1.64
         Class J                                      1,000.00                1,101.73                  7.71               1.48
         Institutional                                1,000.00                1,106.62                  3.92               0.75
         Preferred                                    1,000.00                1,105.13                  5.32               1.02
         Select                                       1,000.00                1,103.31                  5.95               1.14
SmallCap S&P 600 Index Fund
         Advisors Preferred                           1,000.00                1,080.64                  3.71               0.72
         Advisors Select                              1,000.00                1,079.30                  4.64               0.90
         Advisors Signature                           1,000.00                1,078.48                  5.31               1.03
         Class J                                      1,000.00                1,080.15                  4.28               0.83
         Institutional                                1,000.00                1,083.55                  0.77               0.15
         Preferred                                    1,000.00                1,081.78                  2.12               0.41
         Select                                       1,000.00                1,081.18                  2.73               0.53
SmallCap Value Fund
         Advisors Preferred                           1,000.00                1,038.16                  6.72               1.33
         Advisors Select                              1,000.00                1,037.22                  7.63               1.51
         Advisors Signature                           1,000.00                1,036.63                  8.28               1.64
         Class J                                      1,000.00                1,038.00                  7.12               1.41
         Institutional                                1,000.00                1,040.98                  3.80               0.75
         Preferred                                    1,000.00                1,039.57                  5.16               1.02
         Select                                       1,000.00                1,038.96                  5.76               1.14




Ultra Short Bond Fund
         Advisors Preferred                           1,000.00                1,022.56                  4.86               0.97
         Advisors Select                              1,000.00                1,020.68                  5.76               1.15
         Advisors Signature                           1,000.00                1,020.07                  6.41               1.28
         Class J                                      1,000.00                1,020.70                  5.61               1.12
         Institutional                                1,000.00                1,024.36                  2.01               0.40
         Preferred                                    1,000.00                1,028.27                  3.32               0.66
         Select                                       1,000.00                1,021.60                  3.91               0.78
West Coast Equity Fund
         Institutional                                1,000.00                1,074.02                  2.52               0.49

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Period beginning January 17, 2007 through April 30,2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception).





                                                                                                   Expenses Paid
                                                    Beginning                                 ------------------------
                                             ------------------------         Ending               During Period
                                                  Account Value            Account Value        November 1, 2006 to     Annualized
Based On Assumed 5% Return                       November 1, 2006         April 30, 2007      April 30, 2007(   a)     Expense Ratio

Bond & Mortgage Securities Fund

     Advisors Preferred                              $1,000.00               $1,019.39                 $5.46               1.09%
     Advisors Select                                  1,000.00               1,018.50                   6.36               1.27
     Advisors Signature                               1,000.00               1,017.85                   7.00               1.40
     Class J                                          1,000.00               1,018.94                   5.91               1.18
     Institutional                                    1,000.00               1,022.22                   2.61               0.52
     Preferred                                        1,000.00               1,020.93                   3.91               0.78
     Select                                           1,000.00               1,020.33                   4.51               0.90
Disciplined LargeCap Blend Fund
     Advisors Preferred                               1,000.00               1,019.14                   5.71               1.14
     Advisors Select                                  1,000.00               1,018.25                   6.61               1.32
     Advisors Signature                               1,000.00               1,017.60                   7.25               1.45
     Institutional                                    1,000.00               1,021.97                   2.86               0.57
     Preferred                                        1,000.00               1,020.68                   4.16               0.83
     Select                                           1,000.00               1,020.08                   4.76               0.95
Diversified International Fund
     Advisors Preferred                               1,000.00               1,017.55                   7.30               1.46
     Advisors Select                                  1,000.00               1,016.66                   8.20               1.64
     Advisors Signature                               1,000.00               1,016.02                   8.85               1.77
     Class J                                          1,000.00               1,017.26                   7.60               1.52
     Institutional                                    1,000.00               1,020.38                   4.46               0.89
     Preferred                                        1,000.00               1,019.09                   5.76               1.15
     Select                                           1,000.00               1,018.50                   6.36               1.27
Equity Income Fund I
     Institutional                                    1,000.00               1,022.22                   2.61               0.52
Government & High Quality Bond Fund
     Advisors Preferred                               1,000.00               1,019.98                   4.86               0.97
     Advisors Select                                  1,000.00               1,019.09                   5.76               1.15
     Advisors Signature                               1,000.00               1,018.45                   6.41               1.28
     Class J                                          1,000.00               1,019.29                   5.56               1.11
     Institutional                                    1,000.00               1,022.76                   2.06               0.41
     Preferred                                        1,000.00               1,021.52                   3.31               0.66
     Select                                           1,000.00               1,020.93                   3.91               0.78
High Quality Intermediate-Term Bond Fund
     Advisors Preferred                               1,000.00               1,019.98                   4.86               0.97
     Advisors Select                                  1,000.00               1,019.09                   5.76               1.15
     Advisors Signature                               1,000.00               1,018.45                   6.41               1.28
     Class J                                          1,000.00               1,019.14                   5.71               1.14
     Institutional                                    1,000.00               1,022.81                   2.01               0.40
     Preferred                                        1,000.00               1,021.52                   3.31               0.66
     Select                                           1,000.00               1,020.93                   3.91               0.78
High Yield Fund
     Institutional                                    1,000.00               1,021.57                   3.26               0.65
High Yield Fund II
     Institutional                                    1,000.00               1,022.17                   2.66               0.53
Income Fund
     Institutional                                    1,000.00               1,022.27                   2.56               0.51
Inflation Protection Fund
     Advisors Preferred                               1,000.00               1,019.98                   4.86               0.97
     Advisors Select                                  1,000.00               1,019.09                   5.76               1.15
     Advisors Signature                               1,000.00               1,018.45                   6.41               1.28
     Class J                                          1,000.00               1,019.09                   5.76               1.15
     Institutional                                    1,000.00               1,022.81                   2.01               0.40
     Preferred                                        1,000.00               1,021.52                   3.31               0.66
     Select                                           1,000.00               1,020.93                   3.91               0.78
International Emerging Markets Fund
     Advisors Preferred                               1,000.00               1,016.07                   8.80               1.76
     Advisors Select                                  1,000.00               1,015.17                   9.69               1.94
     Advisors Signature                               1,000.00               1,014.53                  10.34               2.07
     Class J                                          1,000.00               1,015.82                   9.05               1.81
     Institutional                                    1,000.00               1,018.89                   5.96               1.19
     Preferred                                        1,000.00               1,017.55                   7.30               1.46
     Select                                           1,000.00               1,017.01                   7.85               1.57
International Growth Fund
     Advisors Preferred                               1,000.00               1,017.11                   7.75               1.55
     Advisors Select                                  1,000.00               1,016.22                   8.65               1.73
     Advisors Signature                               1,000.00               1,015.57                   9.30               1.86
     Class J                                          1,000.00               1,016.61                   8.25               1.65
     Institutional                                    1,000.00               1,019.93                   4.91               0.98
     Preferred                                        1,000.00               1,018.65                   6.21               1.24
     Select                                           1,000.00               1,018.05                   6.80               1.36
LargeCap Growth Fund

     Advisors Preferred                              $1,000.00              $1,019.09                  $5.76               1.15%
     Advisors Select                                  1,000.00               1,018.20                   6.66               1.33
     Advisors Signature                               1,000.00               1,017.55                   7.30               1.46
     Class J                                          1,000.00               1,018.30                   6.56               1.31
     Institutional                                    1,000.00               1,021.77                   3.06               0.61
     Preferred                                        1,000.00               1,020.58                   4.26               0.85
     Select                                           1,000.00               1,020.03                   4.81               0.96
LargeCap S&P 500 Index Fund
     Advisors Preferred                               1,000.00               1,021.22                   3.61               0.72
     Advisors Select                                  1,000.00               1,020.33                   4.51               0.90
     Advisors Signature                               1,000.00               1,019.69                   5.16               1.03
     Class J                                          1,000.00               1,020.98                   3.86               0.77
     Institutional                                    1,000.00               1,024.05                   0.75               0.15
     Preferred                                        1,000.00               1,022.76                   2.06               0.41
     Select                                           1,000.00               1,022.17                   2.66               0.53
LargeCap Value Fund
     Advisors Preferred                               1,000.00               1,019.79                   5.06               1.01
     Advisors Select                                  1,000.00               1,018.89                   5.96               1.19
     Advisors Signature                               1,000.00               1,018.25                   6.61               1.32
     Class J                                          1,000.00               1,019.29                   5.56               1.11
     Institutional                                    1,000.00               1,022.61                   2.21               0.44
     Preferred                                        1,000.00               1,021.32                   3.51               0.70
     Select                                           1,000.00               1,020.73                   4.11               0.82
MidCap Blend Fund
     Advisors Preferred                               1,000.00               1,018.79                   6.06               1.21
     Advisors Select                                  1,000.00               1,017.90                   6.95               1.39
     Advisors Signature                               1,000.00               1,017.26                   7.60               1.52
     Class J                                          1,000.00               1,018.45                   6.41               1.28
     Institutional                                    1,000.00               1,021.62                   3.21               0.64
     Preferred                                        1,000.00               1,020.33                   4.51               0.90
     Select                                           1,000.00               1,019.74                   5.11               1.02
MidCap Growth Fund
     Advisors Preferred                               1,000.00               1,018.74                   6.11               1.22
     Advisors Select                                  1,000.00               1,017.85                   7.00               1.40
     Advisors Signature                               1,000.00               1,017.21                   7.65               1.53
     Class J                                          1,000.00               1,017.60                   7.25               1.45
     Institutional                                    1,000.00               1,021.57                   3.26               0.65
     Preferred                                        1,000.00               1,020.28                   4.56               0.91
     Select                                           1,000.00               1,019.69                   5.16               1.03
MidCap S&P 400 Index Fund
     Advisors Preferred                               1,000.00               1,021.22                   3.61               0.72
     Advisors Select                                  1,000.00               1,020.33                   4.51               0.90
     Advisors Signature                               1,000.00               1,019.69                   5.16               1.03
     Class J                                          1,000.00               1,020.58                   4.26               0.85
     Institutional                                    1,000.00               1,024.05                   0.75               0.15
     Preferred                                        1,000.00               1,022.76                   2.06               0.41
     Select                                           1,000.00               1,022.17                   2.66               0.53
MidCap Stock Fund
     Institutional                                    1,000.00               1,021.03                   3.81               0.76
MidCap Value Fund
     Advisors Preferred                               1,000.00               1,018.74                   6.11               1.22
     Advisors Select                                  1,000.00               1,017.85                   7.00               1.40
     Advisors Signature                               1,000.00               1,017.21                   7.65               1.53
     Class J                                          1,000.00               1,018.40                   6.46               1.29
     Institutional                                    1,000.00               1,021.57                   3.26               0.65
     Preferred                                        1,000.00               1,020.28                   4.56               0.91
     Select                                           1,000.00               1,019.69                   5.16               1.03
Money Market Fund
     Advisors Preferred                               1,000.00               1,020.03                   4.81               0.96
     Advisors Select                                  1,000.00               1,019.14                   5.71               1.14
     Advisors Signature                               1,000.00               1,018.50                   6.36               1.27
     Class J                                          1,000.00               1,019.69                   5.16               1.03
     Institutional                                    1,000.00               1,022.86                   1.96               0.39
     Preferred                                        1,000.00               1,021.57                   3.26               0.65
     Select                                           1,000.00               1,020.98                   3.86               0.77
Mortgage Securities Fund
     Institutional                                    1,000.00               1,022.27                   2.56               0.51
Partners Global Equity Fund
     Advisors Preferred                               1,000.00               1,017.26                   7.60               1.52
     Advisors Select                                  1,000.00               1,016.36                   8.50               1.70
     Advisors Signature                               1,000.00               1,015.72                   9.15               1.83
     Institutional                                    1,000.00               1,020.08                   4.76               0.95
     Preferred                                        1,000.00               1,018.79                   6.06               1.21
     Select                                           1,000.00               1,018.20                   6.66               1.33
Partners International Fund

     Advisors Preferred                              $1,000.00        $1,016.61               $8.25                    1.65%
     Advisors Select                                  1,000.00               1,015.72                   9.15               1.83
     Advisors Signature                               1,000.00               1,015.08                   9.79               1.96
     Institutional                                    1,000.00               1,019.44                   5.41               1.08
     Preferred                                        1,000.00               1,018.15                   6.71               1.34
     Select                                           1,000.00               1,017.55                   7.30               1.46
Partners LargeCap Blend Fund
     Advisors Preferred                               1,000.00               1,018.30                   6.56               1.31
     Advisors Select                                  1,000.00               1,017.41                   7.45               1.49
     Advisors Signature                               1,000.00               1,016.76                   8.10               1.62
     Class J                                          1,000.00               1,018.10                   6.76               1.35
     Institutional                                    1,000.00               1,021.12                   3.71               0.74
     Preferred                                        1,000.00               1,019.84                   5.01               1.00
     Select                                           1,000.00               1,019.24                   5.61               1.12
Partners LargeCap Blend Fund I
     Advisors Preferred                               1,000.00               1,019.74                   5.11               1.02
     Advisors Select                                  1,000.00               1,018.84                   6.01               1.20
     Advisors Signature                               1,000.00               1,018.20                   6.66               1.33
     Class J                                          1,000.00               1,019.44                   5.41               1.08
     Institutional                                    1,000.00               1,022.56                   2.26               0.45
     Preferred                                        1,000.00               1,021.27                   3.56               0.71
     Select                                           1,000.00               1,020.68                   4.16               0.83
Partners LargeCap Growth Fund I
     Advisors Preferred                               1,000.00               1,018.35                   6.51               1.30
     Advisors Select                                  1,000.00               1,017.46                   7.40               1.48
     Advisors Signature                               1,000.00               1,016.81                   8.05               1.61
     Class J                                          1,000.00               1,017.55                   7.30               1.46
     Institutional                                    1,000.00               1,021.17                   3.66               0.73
     Preferred                                        1,000.00               1,019.89                   4.96               0.99
     Select                                           1,000.00               1,019.29                   5.56               1.11
Partners LargeCap Growth Fund II
     Advisors Preferred                               1,000.00               1,017.06                   7.80               1.56
     Advisors Select                                  1,000.00               1,016.17                   8.70               1.74
     Advisors Signature                               1,000.00               1,015.52                   9.35               1.87
     Class J                                          1,000.00               1,016.12                   8.75               1.75
     Institutional                                    1,000.00               1,019.89                   4.96               0.99
     Preferred                                        1,000.00               1,018.60                   6.26               1.25
     Select                                           1,000.00               1,018.00                   6.85               1.37
Partners LargeCap Value Fund
     Advisors Preferred                               1,000.00               1,018.20                   6.66               1.33
     Advisors Select                                  1,000.00               1,017.31                   7.55               1.51
     Advisors Signature                               1,000.00               1,016.66                   8.20               1.64
     Class J                                          1,000.00               1,017.90                   6.95               1.39
     Institutional                                    1,000.00               1,021.03                   3.81               0.76
     Preferred                                        1,000.00               1,019.74                   5.11               1.02
     Select                                           1,000.00               1,019.14                   5.71               1.14
Partners LargeCap Value Fund I
     Advisors Preferred                               1,000.00               1,018.05                   6.80               1.36
     Advisors Select                                  1,000.00               1,017.16                   7.70               1.54
     Advisors Signature                               1,000.00               1,016.51                   8.35               1.67
     Institutional                                    1,000.00               1,020.88                   3.96               0.79
     Preferred                                        1,000.00               1,019.59                   5.26               1.05
     Select                                           1,000.00               1,018.99                   5.86               1.17
Partners LargeCap Value Fund II
     Advisors Preferred                               1,000.00               1,017.75                   7.10               1.42
     Advisors Select                                  1,000.00               1,016.86                   8.00               1.60
     Advisors Signature                               1,000.00               1,016.22                   8.65               1.73
     Institutional                                    1,000.00               1,020.58                   4.26               0.85
     Preferred                                        1,000.00               1,019.29                   5.56               1.11
     Select                                           1,000.00               1,018.70                   6.16               1.23
Partners MidCap Growth Fund
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Class J                                          1,000.00               1,016.22                   8.65               1.73
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners MidCap Growth Fund I
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners MidCap Growth Fund II

     Advisors Preferred                              $1,000.00              $1,017.01                  $7.85               1.57%
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners MidCap Value Fund
     Advisors Preferred                               1,000.00               1,017.06                   7.80               1.56
     Advisors Select                                  1,000.00               1,016.17                   8.70               1.74
     Advisors Signature                               1,000.00               1,015.52                   9.35               1.87
     Class J                                          1,000.00               1,016.86                   8.00               1.60
     Institutional                                    1,000.00               1,019.89                   4.96               0.99
     Preferred                                        1,000.00               1,018.60                   6.26               1.25
     Select                                           1,000.00               1,018.00                   6.85               1.37
Partners MidCap Value Fund I
     Advisors Preferred                               1,000.00               1,017.06                   7.80               1.56
     Advisors Select                                  1,000.00               1,016.17                   8.70               1.74
     Advisors Signature                               1,000.00               1,015.52                   9.35               1.87
     Institutional                                    1,000.00               1,019.89                   4.96               0.99
     Preferred                                        1,000.00               1,018.60                   6.26               1.25
     Select                                           1,000.00               1,018.00                   6.85               1.37
Partners SmallCap Blend Fund
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners SmallCap Growth Fund I
     Advisors Preferred                               1,000.00               1,016.51                   8.35               1.67
     Advisors Select                                  1,000.00               1,015.62                   9.25               1.85
     Advisors Signature                               1,000.00               1,014.98                   9.89               1.98
     Class J                                          1,000.00               1,014.68                  10.19               2.04
     Institutional                                    1,000.00               1,019.34                   5.51               1.10
     Preferred                                        1,000.00               1,018.05                   6.80               1.36
     Select                                           1,000.00               1,017.46                   7.40               1.48
Partners SmallCap Growth Fund II
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Class J                                          1,000.00               1,015.87                   9.00               1.80
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners SmallCap Growth Fund III
     Advisors Preferred                               1,000.00               1,016.51                   8.35               1.67
     Advisors Select                                  1,000.00               1,015.62                   9.25               1.85
     Advisors Signature                               1,000.00               1,014.98                   9.89               1.98
     Institutional                                    1,000.00               1,019.34                   5.51               1.10
     Preferred                                        1,000.00               1,018.05                   6.80               1.36
     Select                                           1,000.00               1,017.46                   7.40               1.48
Partners SmallCap Value Fund
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Class J                                          1,000.00               1,015.72                   9.15               1.83
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners SmallCap Value Fund I
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Partners SmallCap Value Fund II
     Advisors Preferred                               1,000.00               1,017.01                   7.85               1.57
     Advisors Select                                  1,000.00               1,016.12                   8.75               1.75
     Advisors Signature                               1,000.00               1,015.47                   9.39               1.88
     Institutional                                    1,000.00               1,019.84                   5.01               1.00
     Preferred                                        1,000.00               1,018.55                   6.31               1.26
     Select                                           1,000.00               1,017.95                   6.90               1.38
Preferred Securities Fund

     Advisors Preferred                              $1,000.00              $1,018.25                  $6.61               1.32%
     Advisors Select                                  1,000.00               1,017.36                   7.50               1.50
     Advisors Signature                               1,000.00               1,016.71                   8.15               1.63
     Class J                                          1,000.00               1,017.26                   7.60               1.52
     Institutional                                    1,000.00               1,021.08                   3.76               0.75
     Preferred                                        1,000.00               1,019.79                   5.06               1.01
     Select                                           1,000.00               1,019.19                   5.66               1.13
Principal LifeTime 2010 Fund
     Advisors Preferred                               1,000.00               1,021.37                   3.46               0.69
     Advisors Select                                  1,000.00               1,020.48                   4.36               0.87
     Advisors Signature                               1,000.00               1,019.84                   5.01               1.00
     Class J                                          1,000.00               1,021.67                   3.16               0.63
     Institutional                                    1,000.00               1,024.20                   0.60               0.12
     Preferred                                        1,000.00               1,022.91                   1.91               0.38
     Select                                           1,000.00               1,022.32                   2.51               0.50
Principal LifeTime 2020 Fund
     Advisors Preferred                               1,000.00               1,021.37                   3.46               0.69
     Advisors Select                                  1,000.00               1,020.48                   4.36               0.87
     Advisors Signature                               1,000.00               1,019.84                   5.01               1.00
     Class J                                          1,000.00               1,021.62                   3.21               0.64
     Institutional                                    1,000.00               1,024.20                   0.60               0.12
     Preferred                                        1,000.00               1,022.91                   1.91               0.38
     Select                                           1,000.00               1,022.32                   2.51               0.50
Principal LifeTime 2030 Fund
     Advisors Preferred                               1,000.00               1,021.37                   3.46               0.69
     Advisors Select                                  1,000.00               1,020.48                   4.36               0.87
     Advisors Signature                               1,000.00               1,019.84                   5.01               1.00
     Class J                                          1,000.00               1,021.47                   3.36               0.67
     Institutional                                    1,000.00               1,024.20                   0.60               0.12
     Preferred                                        1,000.00               1,022.91                   1.91               0.38
     Select                                           1,000.00               1,022.32                   2.51               0.50
Principal LifeTime 2040 Fund
     Advisors Preferred                               1,000.00               1,021.37                   3.46               0.69
     Advisors Select                                  1,000.00               1,020.48                   4.36               0.87
     Advisors Signature                               1,000.00               1,019.84                   5.01               1.00
     Class J                                          1,000.00               1,021.32                   3.51               0.70
     Institutional                                    1,000.00               1,024.20                   0.60               0.12
     Preferred                                        1,000.00               1,022.91                   1.91               0.38
     Select                                           1,000.00               1,022.32                   2.51               0.50
Principal LifeTime 2050 Fund
     Advisors Preferred                               1,000.00               1,021.37                   3.46               0.69
     Advisors Select                                  1,000.00               1,020.48                   4.36               0.87
     Advisors Signature                               1,000.00               1,019.84                   5.01               1.00
     Class J                                          1,000.00               1,021.08                   3.76               0.75
     Institutional                                    1,000.00               1,024.20                   0.60               0.12
     Preferred                                        1,000.00               1,022.91                   1.91               0.38
     Select                                           1,000.00               1,022.32                   2.51               0.50
Principal LifeTime Strategic Income Fund
     Advisors Preferred                               1,000.00               1,021.37                   3.46               0.69
     Advisors Select                                  1,000.00               1,020.48                   4.36               0.87
     Advisors Signature                               1,000.00               1,019.84                   5.01               1.00
     Class J                                          1,000.00               1,021.47                   3.36               0.67
     Institutional                                    1,000.00               1,024.20                   0.60               0.12
     Preferred                                        1,000.00               1,022.91                   1.91               0.38
     Select                                           1,000.00               1,022.32                   2.51               0.50
Real Estate Securities Fund
     Advisors Preferred                               1,000.00               1,017.85                   7.00               1.40
     Advisors Select                                  1,000.00               1,016.96                   7.90               1.58
     Advisors Signature                               1,000.00               1,016.31                   8.55               1.71
     Class J                                          1,000.00               1,017.60                   7.25               1.45
     Institutional                                    1,000.00               1,020.68                   4.16               0.83
     Preferred                                        1,000.00               1,019.39                   5.46               1.09
     Select                                           1,000.00               1,018.79                   6.06               1.21
SAM Balanced Portfolio
     Advisors Preferred (b)                           1,000.00               1,020.33                   4.51               0.90
     Advisors Select (b)                              1,000.00               1,019.49                   5.36               1.07
     Advisors Signature (b)                           1,000.00               1,018.74                   6.11               1.22
     Class J (b)                                      1,000.00               1,020.08                   4.76               0.95
     Institutional (b)                                1,000.00               1,023.26                   1.56               0.31
     Preferred (b)                                    1,000.00               1,021.97                   2.86               0.57
     Select (b)                                       1,000.00               1,021.22                   3.61               0.72
SAM Conservative Balanced Portfolio

     Advisors Preferred (b)                          $1,000.00              $1,020.33                  $4.51               0.90%
     Advisors Select (b)                              1,000.00               1,019.49                   5.36               1.07
     Advisors Signature (b)                           1,000.00               1,018.70                   6.16               1.23
     Class J (b)                                      1,000.00               1,020.08                   4.76               0.95
     Institutional (b)                                1,000.00               1,023.26                   1.56               0.31
     Preferred (b)                                    1,000.00               1,021.92                   2.91               0.58
     Select (b)                                       1,000.00               1,021.22                   3.61               0.72
SAM Conservative Growth Portfolio
     Advisors Preferred (b)                           1,000.00               1,020.33                   4.51               0.90
     Advisors Select (b)                              1,000.00               1,019.49                   5.36               1.07
     Advisors Signature (b)                           1,000.00               1,018.79                   6.06               1.21
     Class J (b)                                      1,000.00               1,020.08                   4.76               0.95
     Institutional (b)                                1,000.00               1,023.26                   1.56               0.31
     Preferred (b)                                    1,000.00               1,021.97                   2.86               0.57
     Select (b)                                       1,000.00               1,021.27                   3.56               0.71
SAM Flexible Income Portfolio
     Advisors Preferred (b)                           1,000.00               1,020.33                   4.51               0.90
     Advisors Select (b)                              1,000.00               1,019.44                   5.41               1.08
     Advisors Signature (b)                           1,000.00               1,018.70                   6.16               1.23
     Class J (b)                                      1,000.00               1,020.08                   4.76               0.95
     Institutional (b)                                1,000.00               1,023.26                   1.56               0.31
     Preferred (b)                                    1,000.00               1,021.92                   2.91               0.58
     Select (b)                                       1,000.00               1,021.22                   3.61               0.72
SAM Strategic Growth Portfolio
     Advisors Preferred (b)                           1,000.00               1,020.38                   4.46               0.89
     Advisors Select (b)                              1,000.00               1,019.49                   5.36               1.07
     Advisors Signature (b)                           1,000.00               1,018.79                   6.06               1.21
     Class J (b)                                      1,000.00               1,020.08                   4.76               0.95
     Institutional (b)                                1,000.00               1,023.26                   1.56               0.31
     Preferred (b)                                    1,000.00               1,021.97                   2.86               0.57
     Select (b)                                       1,000.00               1,021.27                   3.56               0.71
Short-Term Bond Fund
     Advisors Preferred                               1,000.00               1,019.98                   4.86               0.97
     Advisors Select                                  1,000.00               1,019.09                   5.76               1.15
     Advisors Signature                               1,000.00               1,018.45                   6.41               1.28
     Class J                                          1,000.00               1,019.49                   5.36               1.07
     Institutional                                    1,000.00               1,022.81                   2.01               0.40
     Preferred                                        1,000.00               1,021.52                   3.31               0.66
     Select                                           1,000.00               1,020.93                   3.91               0.78
Short-Term Income Fund
     Institutional                                    1,000.00               1,022.17                   2.66               0.53
SmallCap Blend Fund
     Advisors Preferred                               1,000.00               1,018.25                   6.61               1.32
     Advisors Select                                  1,000.00               1,017.36                   7.50               1.50
     Advisors Signature                               1,000.00               1,016.71                   8.15               1.63
     Class J                                          1,000.00               1,017.90                   6.95               1.39
     Institutional                                    1,000.00               1,021.08                   3.76               0.75
     Preferred                                        1,000.00               1,019.79                   5.06               1.01
     Select                                           1,000.00               1,019.19                   5.66               1.13
SmallCap Growth Fund
     Advisors Preferred                               1,000.00               1,018.15                   6.71               1.34
     Advisors Select                                  1,000.00               1,017.31                   7.55               1.51
     Advisors Signature                               1,000.00               1,016.66                   8.20               1.64
     Class J                                          1,000.00               1,017.46                   7.40               1.48
     Institutional                                    1,000.00               1,021.08                   3.76               0.75
     Preferred                                        1,000.00               1,019.74                   5.11               1.02
     Select                                           1,000.00               1,019.14                   5.71               1.14
SmallCap S&P 600 Index Fund
     Advisors Preferred                               1,000.00               1,021.22                   3.61               0.72
     Advisors Select                                  1,000.00               1,020.33                   4.51               0.90
     Advisors Signature                               1,000.00               1,019.69                   5.16               1.03
     Class J                                          1,000.00               1,020.68                   4.16               0.83
     Institutional                                    1,000.00               1,024.05                   0.75               0.15
     Preferred                                        1,000.00               1,022.76                   2.06               0.41
     Select                                           1,000.00               1,022.17                   2.66               0.53
SmallCap Value Fund
     Advisors Preferred                               1,000.00               1,018.20                   6.66               1.33
     Advisors Select                                  1,000.00               1,017.31                   7.55               1.51
     Advisors Signature                               1,000.00               1,016.66                   8.20               1.64
     Class J                                          1,000.00               1,017.80                   7.05               1.41
     Institutional                                    1,000.00               1,021.08                   3.76               0.75
     Preferred                                        1,000.00               1,019.74                   5.11               1.02
     Select                                           1,000.00               1,019.14                   5.71               1.14
Ultra Short Bond Fund

     Advisors Preferred                              $1,000.00        $1,019.98               $4.86                    0.97%
     Advisors Select                                  1,000.00               1,019.09                   5.76               1.15
     Advisors Signature                               1,000.00               1,018.45                   6.41               1.28
     Class J                                          1,000.00               1,019.24                   5.61               1.12
     Institutional                                    1,000.00               1,022.81                   2.01               0.40
     Preferred                                        1,000.00               1,021.52                   3.31               0.66
     Select                                           1,000.00               1,020.93                   3.91               0.78
West Coast Equity Fund
     Institutional                                    1,000.00               1,022.36                   2.46               0.49

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Period beginning January 17, 2007 through April 30, 2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception).


                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)




                                                                            Bond & Mortgage       Disciplined        Diversified
                                                                               Securities          LargeCap         International
Amounts in thousands, except per share amounts                                    Fund            Blend Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 3,390,712         $ 3,356,092        $ 2,210,402
Foreign currency--at cost.................................................              $  -                $  -              $ 649
Assets
Investment in securities--at value  ......................................     $ 3,397,587(a)      $ 3,799,884(a)     $ 2,539,352(a)
Foreign currency--at value................................................                 -                   -                649
Cash......................................................................             6,944                  12              7,121
Receivables:
     Capital Shares sold..................................................            15,467               3,828              2,732
     Dividends and interest...............................................            22,221               2,273              9,670
     Expense reimbursement from Manager...................................                23                  32                 13
     Expense reimbursement from Underwriter...............................                10                   -                 10
     Foreign tax refund...................................................                 -                   -                 45
     Investment securities sold...........................................            86,133                   -             38,762
     Unrealized gain on options and swaptions.............................               445                   -                  -
Other assets..............................................................                 7                   5                  5
Prepaid directors' expenses...............................................                 -                   -                  4
                                                            Total Assets           3,528,837           3,806,034          2,598,363
Liabilities
Accrued management and investment advisory fees...........................               966               1,544              1,562
Accrued administrative service fees.......................................                27                   3                 24
Accrued distribution fees.................................................               185                 208                304
Accrued service fees......................................................                34                   3                 30
Accrued transfer and administrative fees..................................               167                 346                351
Accrued directors' expenses...............................................                 -                   5                  -
Accrued other expenses....................................................                43                  48                261
Payables:
     Capital Shares reacquired............................................             1,835               1,474              2,327
     Dividends payable....................................................            10,222                   -                  -
     Investment securities purchased......................................           717,397                   -             36,497
     Unrealized loss on swap agreements...................................             2,135                   -                  -
Collateral obligation on securities loaned, at value......................           471,081             406,396            320,059
                                                       Total Liabilities           1,204,092             410,027            361,415
Net Assets Applicable to Outstanding Shares...............................       $ 2,324,745         $ 3,396,007        $ 2,236,948
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 2,332,364         $ 2,593,504        $ 1,711,919
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             5,176               8,841              (660)
Accumulated undistributed (overdistributed) net realized gain (loss)......           (17,980)            349,870            196,594
Net unrealized appreciation (depreciation) of investments.................             5,185             443,792            328,950
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -                145
                                                         Total Net Assets        $ 2,324,745         $ 3,396,007        $ 2,236,948
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           615,000             905,000            905,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 61,391            $ 10,101           $ 68,704
     Shares Issued and Outstanding........................................             5,763                 601              4,602
     Net Asset Value per share............................................           $ 10.65             $ 16.81            $ 14.93
Advisors Select: Net Assets...............................................          $ 43,155             $ 2,288           $ 29,503
     Shares Issued and Outstanding........................................             4,062                 137              1,988
     Net Asset Value per share............................................           $ 10.62             $ 16.76            $ 14.84
Advisors Signature: Net Assets............................................           $ 5,563             $ 1,436            $ 6,685
     Shares Issued and Outstanding........................................               520                  85                448
     Net Asset Value per share............................................           $ 10.69             $ 16.85            $ 14.92
Class A: Net Assets.......................................................         $ 168,021           $ 686,058          $ 590,533
     Shares Issued and Outstanding........................................            15,702              40,487             39,381
     Net Asset Value per share............................................           $ 10.70             $ 16.95            $ 15.00
     Maximum Offering Price...............................................        $ 11.20(b)          $ 17.94(c)         $ 15.87(c)
Class B: Net Assets.......................................................          $ 24,221            $ 70,261           $ 65,563
     Shares Issued and Outstanding........................................             2,263               4,178              4,381
     Net Asset Value per share............................................        $ 10.70(d)          $ 16.82(d)         $ 14.97(d)
Class C: Net Assets.......................................................           $ 1,039             $ 2,651           $ 10,872
     Shares Issued and Outstanding........................................                97                 157                727
     Net Asset Value per share............................................         $ 10.70(d)          $ 16.89(d)         $ 14.97(d)
Class J: Net Assets.......................................................         $ 252,451                 N/A          $ 247,942
     Shares Issued and Outstanding........................................            23,490                                 16,675
     Net Asset Value per share............................................         $ 10.75(d)                             $ 14.87(d)
Institutional: Net Assets.................................................       $ 1,646,702         $ 2,616,376        $ 1,105,745
     Shares Issued and Outstanding........................................           153,915             154,660             73,856
     Net Asset Value per share............................................           $ 10.70             $ 16.92            $ 14.97
Preferred: Net Assets.....................................................          $ 97,552             $ 1,643           $ 80,708
     Shares Issued and Outstanding........................................             9,149                  97              5,389
     Net Asset Value per share............................................           $ 10.66             $ 16.88            $ 14.98
Select: Net Assets........................................................          $ 24,650             $ 5,193           $ 30,693
     Shares Issued and Outstanding........................................             2,283                 308              2,030
     Net Asset Value per share............................................           $ 10.80             $ 16.85            $ 15.12

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.




====================================================================================================================================
                                                                                                  Government         High Quality
                                                                             Equity Income      & High Quality    Intermediate-Term
Amounts in thousands, except per share amounts                                   Fund I            Bond Fund          Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 4,492,201           $ 565,944          $ 245,928
Assets
Investment in securities--at value  .....................................        $ 5,169,113(a)        $ 565,462(a)     $ 245,860(a)
Cash......................................................................             1,364                 168                190
Receivables:
     Capital Shares sold..................................................             8,410               1,395                160
     Dividends and interest...............................................             7,859               2,261              1,249
     Expense reimbursement from Manager...................................                 -                   3                  -
     Expense reimbursement from Underwriter...............................                 -                   4                  1
     Investment securities sold...........................................            60,066               7,280              7,846
     Unrealized gain on options and swaptions.............................                 -                   -                 33
     Variation margin on futures contracts................................                 -                  35                  -
Other assets..............................................................                 1                  19                  -
Prepaid directors' expenses...............................................                 9                   -                  -
                                                            Total Assets           5,246,822             576,627            255,339
Liabilities
Accrued management and investment advisory fees...........................             1,872                 126                 53
Accrued administrative service fees.......................................                 -                   4                 12
Accrued distribution fees.................................................               920                 120                 27
Accrued service fees......................................................                 -                   5                 14
Accrued transfer and administrative fees..................................               502                 134                 18
Accrued other expenses....................................................                33                  37                  3
Payables:
     Capital Shares reacquired............................................             4,672                 584              1,929
     Dividends payable....................................................                 -               1,368                  -
     Investment securities purchased......................................            50,011             102,567             52,176
     Unrealized loss on swap agreements...................................                 -                   2                  7
     Variation margin on futures contracts ...............................                 -                 160                  -
Collateral obligation on securities loaned, at value......................           644,191              89,308             38,043
                                                       Total Liabilities             702,201             194,415             92,282
Net Assets Applicable to Outstanding Shares...............................       $ 4,544,621           $ 382,212          $ 163,057
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 3,565,521           $ 395,619          $ 160,958
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             9,385                   3              2,499
Accumulated undistributed (overdistributed) net realized gain (loss)......           292,803             (12,934)              (358)
Net unrealized appreciation (depreciation) of investments.................           676,912                (476)               (42)
                                                         Total Net Assets        $ 4,544,621           $ 382,212          $ 163,057
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           650,000             730,000            305,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A             $ 9,349           $ 51,944
     Shares Issued and Outstanding........................................                                   926              4,909
     Net Asset Value per share............................................                               $ 10.09            $ 10.58
Advisors Select: Net Assets...............................................               N/A             $ 9,589            $ 4,600
     Shares Issued and Outstanding........................................                                   950                435
     Net Asset Value per share............................................                               $ 10.09            $ 10.57
Advisors Signature: Net Assets............................................               N/A               $ 759              $ 960
     Shares Issued and Outstanding........................................                                    75                 90
     Net Asset Value per share............................................                               $ 10.14            $ 10.67
Class A: Net Assets.......................................................       $ 1,847,872           $ 204,203                N/A
     Shares Issued and Outstanding........................................            79,906              20,122
     Net Asset Value per share............................................           $ 23.13             $ 10.15
     Maximum Offering Price...............................................         $ 24.48(b)          $ 10.63(c)
Class B: Net Assets.......................................................         $ 386,254            $ 36,449                N/A
     Shares Issued and Outstanding........................................            16,838               3,591
     Net Asset Value per share............................................         $ 22.94(d)          $ 10.15(d)
Class C: Net Assets.......................................................         $ 289,922               $ 398                N/A
     Shares Issued and Outstanding........................................            12,745                  39
     Net Asset Value per share............................................         $ 22.75(d)          $ 10.15(d)
Class J: Net Assets.......................................................               N/A           $ 104,391           $ 35,111
     Shares Issued and Outstanding........................................                                10,260              3,299
     Net Asset Value per share............................................                             $ 10.17(d)         $ 10.64(d)
Institutional: Net Assets.................................................       $ 2,020,573                $ 10           $ 21,446
     Shares Issued and Outstanding........................................            87,358                   1              2,007
     Net Asset Value per share............................................           $ 23.13             $ 10.13            $ 10.68
Preferred: Net Assets.....................................................               N/A            $ 14,260           $ 45,778
     Shares Issued and Outstanding........................................                                 1,410              4,317
     Net Asset Value per share............................................                               $ 10.12            $ 10.60
Select: Net Assets........................................................               N/A             $ 2,804            $ 3,218
     Shares Issued and Outstanding........................................                                   277                304
     Net Asset Value per share............................................                               $ 10.12            $ 10.59

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






====================================================================================================================================
                                                                                       High Yield     High Yield
Amounts in thousands, except per share amounts                                            Fund          Fund II       Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................                $ 115,033   $ 1,776,431       $ 1,333,565
Assets
Investment in securities--at value  ......................................              $ 117,396(a) $ 1,858,949(a)   $ 1,340,015(a)
Cash......................................................................                    8,315           700               687
Receivables:
     Capital Shares sold..................................................                       21        15,527             5,603
     Dividends and interest...............................................                    2,231        30,175            15,419
     Expense reimbursement from Manager...................................                        -             -                 3
     Investment securities sold...........................................                        -           131                 -
Prepaid directors' expenses...............................................                        -             8                 -
Prepaid expenses..........................................................                        -            62                 8
                                                                     Total Assets           127,963     1,905,552         1,361,735
Liabilities
Accrued management and investment advisory fees...........................                       61           684               499
Accrued distribution fees.................................................                        -           301               113
Accrued transfer and administrative fees..................................                        -            34               110
Accrued directors' expenses...............................................                        -             -                 6
Payables:
     Capital Shares reacquired............................................                        -         1,700             1,065
     Dividends payable....................................................                        -         9,579             5,470
     Investment securities purchased......................................                    2,138         8,594             5,688
Collateral obligation on securities loaned, at value......................                    9,271       253,912           130,033
                                                                Total Liabilities            11,470       274,804           142,984
Net Assets Applicable to Outstanding Shares...............................                $ 116,493   $ 1,630,748       $ 1,218,751
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................                $ 111,886   $ 1,541,190       $ 1,229,747
Accumulated undistributed (overdistributed) net investment income (operating loss)            2,545        (2,658)              (57)
Accumulated undistributed (overdistributed) net realized gain (loss)......                     (301)        9,673           (17,389)
Net unrealized appreciation (depreciation) of investments.................                    2,363        82,518             6,450
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                        -            25                 -
                                                                  Total Net Assets        $ 116,493   $ 1,630,748       $ 1,218,751
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................                   25,000       600,000           600,000
Net Asset Value Per Share:
Class A: Net Assets.......................................................                      N/A     $ 642,892         $ 143,476
     Shares Issued and Outstanding........................................                                 72,333            15,745
     Net Asset Value per share............................................                                 $ 8.89            $ 9.11
     Maximum Offering Price...............................................                              $ 9.31(b)         $ 9.54(b)
Class B: Net Assets.......................................................                      N/A      $ 88,718          $ 91,196
     Shares Issued and Outstanding........................................                                  9,933             9,977
     Net Asset Value per share............................................                              $ 8.93(c)         $ 9.14(c)
Class C: Net Assets.......................................................                      N/A     $ 126,130          $ 10,976
     Shares Issued and Outstanding........................................                                 14,125             1,201
     Net Asset Value per share............................................                               $ 8.93(c)         $ 9.14(c)
Institutional: Net Assets.................................................                $ 116,493     $ 773,008         $ 973,103
     Shares Issued and Outstanding........................................                   11,037        87,104           106,577
     Net Asset Value per share............................................                  $ 10.56        $ 8.87            $ 9.13

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






===================================================================================================================================
                                                                                                 International      International
                                                                               Inflation           Emerging             Growth
Amounts in thousands, except per share amounts                              Protection Fund      Markets Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 571,739           $ 831,814        $ 1,834,533
Foreign currency--at cost.................................................              $  -             $ 5,053               $  -
Assets
Investment in securities--at value  ......................................       $ 571,655(a)        $ 945,443(a)     $ 2,119,735(a)
Foreign currency--at value................................................                 -               5,044                  -
Cash......................................................................               107                   -                  -
Receivables:
     Capital Shares sold..................................................             2,757               2,357              2,999
     Dividends and interest...............................................             2,596               2,232              5,639
     Expense reimbursement from Manager...................................                 8                   2                  -
     Expense reimbursement from Underwriter...............................                 -                   8                  3
     Foreign tax refund...................................................                 -                 170                  -
     Investment securities sold...........................................                 -               2,695             56,591
     Unrealized gain on swap agreements...................................             1,104                   -                  -
Prepaid expenses..........................................................                 1                   -                  -
                                                            Total Assets             578,228             957,951          2,184,967
Liabilities
Accrued management and investment advisory fees...........................               133                 858              1,434
Accrued administrative service fees.......................................                 -                   6                 12
Accrued distribution fees.................................................                 4                 121                 44
Accrued service fees......................................................                 -                   7                 14
Accrued transfer and administrative fees..................................                 9                  92                 26
Accrued other expenses....................................................                 -                   7                  1
Cash overdraft............................................................                 -               2,816                 97
Payables:
     Capital Shares reacquired............................................                29                 641                349
     Deferred foreign tax.................................................                 -                 154                  -
     Dividends payable....................................................             2,471                   -                  -
     Investment securities purchased......................................            19,322               5,276             63,600
     Unrealized loss on swap agreements...................................               987                   -                  -
Collateral obligation on securities loaned, at value......................           133,719              49,509            274,562
                                                       Total Liabilities             156,674              59,487            340,139
Net Assets Applicable to Outstanding Shares...............................         $ 421,554           $ 898,464        $ 1,844,828
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 424,866           $ 738,153        $ 1,452,118
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................              (130)                508              3,003
Accumulated undistributed (overdistributed) net realized gain (loss)......            (3,215)             46,327            104,428
Net unrealized appreciation (depreciation) of investments.................                33             113,475            285,202
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   1                 77
                                                         Total Net Assets          $ 421,554           $ 898,464        $ 1,844,828
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           680,000             455,000            390,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 1,200            $ 13,210           $ 34,521
     Shares Issued and Outstanding........................................               126                 477              2,428
     Net Asset Value per share............................................            $ 9.54             $ 27.68            $ 14.21
Advisors Select: Net Assets...............................................             $ 643             $ 8,439           $ 15,803
     Shares Issued and Outstanding........................................                67                 307              1,174
     Net Asset Value per share............................................            $ 9.53             $ 27.53            $ 13.46
Advisors Signature: Net Assets............................................              $ 93             $ 2,682            $ 3,063
     Shares Issued and Outstanding........................................                10                  97                223
     Net Asset Value per share............................................            $ 9.53             $ 27.74            $ 13.75
Class A: Net Assets.......................................................           $ 4,572           $ 113,607                N/A
     Shares Issued and Outstanding........................................               474               4,064
     Net Asset Value per share............................................            $ 9.65             $ 27.96
     Maximum Offering Price...............................................          $ 10.10(b)         $ 29.59(c)
Class B: Net Assets.......................................................               N/A            $ 18,617                N/A
     Shares Issued and Outstanding........................................                                   674
     Net Asset Value per share............................................                            $ 27.60(d)
Class C: Net Assets.......................................................              $ 75             $ 2,261                N/A
     Shares Issued and Outstanding........................................                 8                  81
     Net Asset Value per share............................................          $ 9.67(d)          $ 27.92(d)
Class J: Net Assets.......................................................           $ 6,203           $ 189,966           $ 75,914
     Shares Issued and Outstanding........................................               648               6,985              5,609
     Net Asset Value per share............................................          $ 9.57(d)          $ 27.20(d)         $ 13.53(d)
Institutional: Net Assets.................................................         $ 408,283           $ 519,624        $ 1,669,286
     Shares Issued and Outstanding........................................            42,695              18,611            120,801
     Net Asset Value per share............................................            $ 9.56             $ 27.92            $ 13.82
Preferred: Net Assets.....................................................             $ 245            $ 23,272           $ 24,001
     Shares Issued and Outstanding........................................                26                 834              1,751
     Net Asset Value per share............................................            $ 9.55             $ 27.91            $ 13.71
Select: Net Assets........................................................             $ 240             $ 6,786           $ 22,240
     Shares Issued and Outstanding........................................                25                 243              1,628
     Net Asset Value per share............................................            $ 9.54             $ 27.88            $ 13.66

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





===================================================================================================================================
                                                                                                   LargeCap
                                                                                LargeCap         S&P 500 Index         LargeCap
Amounts in thousands, except per share amounts                                Growth Fund            Fund             Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 3,782,417           $ 963,450          $ 752,036
Assets
Investment in securities--at value  ......................................       $ 4,110,795(a)      $ 1,195,861(a)     $ 887,329(a)
Cash......................................................................                11                  10                  9
Receivables:
     Capital Shares sold..................................................             1,906                 946              1,118
     Dividends and interest...............................................             1,821                 851                858
     Expense reimbursement from Manager...................................                 2                   3                  3
     Expense reimbursement from Underwriter...............................                 2                  16                  1
     Investment securities sold...........................................           137,564                   -             11,369
Other assets..............................................................                12                   -                 28
                                                            Total Assets           4,252,113           1,197,687            900,715
Liabilities
Accrued management and investment advisory fees...........................             1,827                 123                288
Accrued administrative service fees.......................................                19                  58                  3
Accrued distribution fees.................................................               211                 231                120
Accrued service fees......................................................                23                  72                  3
Accrued transfer and administrative fees..................................               584                 179                154
Accrued directors' expenses...............................................                16                   -                  -
Accrued other expenses....................................................                45                  36                 41
Payables:
     Capital Shares reacquired............................................             2,177               1,975                556
     Investment securities purchased......................................            83,235                   -             13,044
     Variation margin on futures contracts ...............................                 -                 119                198
Collateral obligation on securities loaned, at value......................           493,706             121,697             79,407
                                                       Total Liabilities             581,843             124,490             93,814
Net Assets Applicable to Outstanding Shares...............................       $ 3,670,270         $ 1,073,197          $ 806,901
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 3,484,219           $ 836,042          $ 640,339
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             3,813               4,231              3,684
Accumulated undistributed (overdistributed) net realized gain (loss)......          (146,140)                373             26,948
Net unrealized appreciation (depreciation) of investments.................           328,378             232,551            135,930
                                                         Total Net Assets        $ 3,670,270         $ 1,073,197          $ 806,901
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................         1,115,000             585,000            455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 44,056           $ 150,831            $ 3,712
     Shares Issued and Outstanding........................................             5,135              14,339                278
     Net Asset Value per share............................................            $ 8.58             $ 10.52            $ 13.34
Advisors Select: Net Assets...............................................          $ 19,268            $ 75,862            $ 4,460
     Shares Issued and Outstanding........................................             2,348               7,224                334
     Net Asset Value per share............................................            $ 8.21             $ 10.50            $ 13.37
Advisors Signature: Net Assets............................................           $ 7,365             $ 8,399              $ 783
     Shares Issued and Outstanding........................................               899                 802                 59
     Net Asset Value per share............................................            $ 8.19             $ 10.47            $ 13.37
Class A: Net Assets.......................................................         $ 437,252            $ 85,305          $ 309,099
     Shares Issued and Outstanding........................................            52,878               8,114             23,019
     Net Asset Value per share............................................            $ 8.27             $ 10.51            $ 13.43
     Maximum Offering Price...............................................         $ 8.75(b)          $ 10.67(c)         $ 14.21(b)
Class B: Net Assets.......................................................          $ 94,761                 N/A           $ 22,047
     Shares Issued and Outstanding........................................            11,638                                  1,647
     Net Asset Value per share............................................         $ 8.14(d)                             $ 13.39(d)
Class C: Net Assets.......................................................           $ 3,369             $ 1,289              $ 363
     Shares Issued and Outstanding........................................               408                 123                 27
     Net Asset Value per share............................................          $ 8.25(d)          $ 10.49(d)         $ 13.40(d)
Class J: Net Assets.......................................................          $ 37,380           $ 403,700           $ 59,294
     Shares Issued and Outstanding........................................             4,719              38,761              4,466
     Net Asset Value per share............................................          $ 7.92(d)          $ 10.41(d)         $ 13.28(d)
Institutional: Net Assets.................................................       $ 2,929,819            $ 68,532          $ 391,681
     Shares Issued and Outstanding........................................           353,273               6,520             29,188
     Net Asset Value per share............................................            $ 8.29             $ 10.51            $ 13.42
Preferred: Net Assets.....................................................          $ 76,892           $ 220,429           $ 13,594
     Shares Issued and Outstanding........................................             9,166              20,774              1,012
     Net Asset Value per share............................................            $ 8.39             $ 10.61            $ 13.43
Select: Net Assets........................................................          $ 20,108            $ 58,850            $ 1,868
     Shares Issued and Outstanding........................................             2,365               5,575                140
     Net Asset Value per share............................................            $ 8.50             $ 10.56            $ 13.35

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                                                                        MidCap
                                                                                 MidCap             MidCap             S&P 400
Amounts in thousands, except per share amounts                                 Blend Fund         Growth Fund         Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 964,599            $ 36,725          $ 230,557
Assets
Investment in securities--at value  ......................................     $ 1,158,452(a)         $ 41,502(a)       $ 265,839(a)
Cash......................................................................                18                  10                 10
Receivables:
     Capital Shares sold..................................................               821                  15              1,429
     Dividends and interest...............................................               375                   2                100
     Expense reimbursement from Manager...................................                85                   -                  -
     Expense reimbursement from Underwriter...............................                 9                   1                  2
     Investment securities sold...........................................             3,032                 657                  -
Other assets..............................................................                 6                   -                  -
Prepaid expenses..........................................................                 -                   2                  -
                                                            Total Assets           1,162,798              42,189            267,380
Liabilities
Accrued management and investment advisory fees...........................               467                  17                 26
Accrued administrative service fees.......................................                 5                   1                 17
Accrued distribution fees.................................................               293                   9                 34
Accrued service fees......................................................                 6                   1                 21
Accrued transfer and administrative fees..................................               328                  12                 16
Accrued other expenses....................................................                70                   -                  3
Payables:
     Capital Shares reacquired............................................             1,461                  60                201
     Investment securities purchased......................................             1,093                 486                133
     Variation margin on futures contracts ...............................                 -                   -                 97
Collateral obligation on securities loaned, at value......................           259,374               8,174             51,528
                                                       Total Liabilities             263,097               8,760             52,076
Net Assets Applicable to Outstanding Shares...............................         $ 899,701            $ 33,429          $ 215,304
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 668,562            $ 28,425          $ 174,337
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               (10)               (101)               820
Accumulated undistributed (overdistributed) net realized gain (loss)......            37,296                 328              4,868
Net unrealized appreciation (depreciation) of investments.................           193,853               4,777             35,279
                                                         Total Net Assets          $ 899,701            $ 33,429          $ 215,304
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           455,000             305,000            305,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 8,505             $ 1,071           $ 40,538
     Shares Issued and Outstanding........................................               561                 144              2,567
     Net Asset Value per share............................................           $ 15.15              $ 7.46            $ 15.79
Advisors Select: Net Assets...............................................           $ 2,822             $ 1,933           $ 25,737
     Shares Issued and Outstanding........................................               188                 262              1,634
     Net Asset Value per share............................................           $ 15.00              $ 7.37            $ 15.75
Advisors Signature: Net Assets............................................             $ 802               $ 179            $ 4,091
     Shares Issued and Outstanding........................................                53                  25                263
     Net Asset Value per share............................................           $ 15.00              $ 7.20            $ 15.56
Class A: Net Assets.......................................................         $ 592,295                 N/A                N/A
     Shares Issued and Outstanding........................................            38,966
     Net Asset Value per share............................................           $ 15.20
     Maximum Offering Price...............................................        $ 16.08(b)
Class B: Net Assets.......................................................          $ 70,128                 N/A                N/A
     Shares Issued and Outstanding........................................             4,622
     Net Asset Value per share............................................        $ 15.17(c)
Class C: Net Assets.......................................................           $ 1,417                 N/A                N/A
     Shares Issued and Outstanding........................................                93
     Net Asset Value per share............................................         $ 15.17(c)
Class J: Net Assets.......................................................         $ 190,843            $ 21,491           $ 40,955
     Shares Issued and Outstanding........................................            12,840               3,097              2,662
     Net Asset Value per share............................................         $ 14.86(c)           $ 6.94(c)         $ 15.38(c)
Institutional: Net Assets.................................................              $ 13             $ 6,868           $ 24,130
     Shares Issued and Outstanding........................................                 1                 932              1,545
     Net Asset Value per share............................................           $ 15.19              $ 7.37            $ 15.62
Preferred: Net Assets.....................................................          $ 26,107             $ 1,515           $ 63,184
     Shares Issued and Outstanding........................................             1,718                 199              3,983
     Net Asset Value per share............................................           $ 15.20              $ 7.60            $ 15.86
Select: Net Assets........................................................           $ 6,769               $ 372           $ 16,669
     Shares Issued and Outstanding........................................               441                  49              1,054
     Net Asset Value per share............................................           $ 15.35              $ 7.54            $ 15.82

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






====================================================================================================================================
                                                                                                    MidCap              Money
Amounts in thousands, except per share amounts                             MidCap Stock Fund      Value Fund         Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 810,602           $ 174,960        $ 2,283,560
Assets
Investment in securities--at value  ......................................         $ 1,109,402(a)      $ 196,762(a)     $ 2,283,560
Cash......................................................................                10               1,509                 29
Receivables:
     Capital Shares sold..................................................             1,990                 309              7,718
     Dividends and interest...............................................               631                  97              3,189
     Expense reimbursement from Manager...................................                 2                   -                  4
     Expense reimbursement from Underwriter...............................                 -                   6                  -
     Investment securities sold...........................................               799                 319                  -
Other assets..............................................................                 -                   -                 27
Prepaid directors' expenses...............................................                 -                   -                 15
Prepaid expenses..........................................................                 -                   1                  -
                                                            Total Assets           1,112,834             199,003          2,294,542
Liabilities
Accrued management and investment advisory fees...........................               567                  82                723
Accrued administrative service fees.......................................                 -                   1                 15
Accrued distribution fees.................................................                92                  60                 53
Accrued service fees......................................................                 -                   1                 18
Accrued transfer and administrative fees..................................                46                  49                353
Accrued directors' expenses...............................................                 2                   -                  -
Accrued other expenses....................................................                 3                   -                392
Payables:
     Capital Shares reacquired............................................               459                  73              5,886
     Investment securities purchased......................................             2,200                 197                  -
Collateral obligation on securities loaned, at value......................           178,029              43,444                  -
                                                       Total Liabilities             181,398              43,907              7,440
Net Assets Applicable to Outstanding Shares...............................         $ 931,436           $ 155,096        $ 2,287,102
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 556,813           $ 125,996        $ 2,287,106
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             3,701                 138                  -
Accumulated undistributed (overdistributed) net realized gain (loss)......            72,122               7,160                (4)
Net unrealized appreciation (depreciation) of investments.................           298,800              21,802                  -
                                                         Total Net Assets          $ 931,436           $ 155,096        $ 2,287,102
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           600,000             305,000          7,115,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A             $ 1,488           $ 22,281
     Shares Issued and Outstanding........................................                                    99             22,281
     Net Asset Value per share............................................                               $ 14.96             $ 1.00
Advisors Select: Net Assets...............................................               N/A             $ 1,596           $ 14,764
     Shares Issued and Outstanding........................................                                   106             14,764
     Net Asset Value per share............................................                               $ 15.01             $ 1.00
Advisors Signature: Net Assets............................................               N/A               $ 135            $ 1,578
     Shares Issued and Outstanding........................................                                     9              1,578
     Net Asset Value per share............................................                               $ 14.95             $ 1.00
Class A: Net Assets.......................................................         $ 271,280                 N/A        $ 1,733,179
     Shares Issued and Outstanding........................................            12,222                              1,733,179
     Net Asset Value per share............................................           $ 22.20                                 $ 1.00
     Maximum Offering Price...............................................        $ 23.49(b)                                $ 1.00
Class B: Net Assets.......................................................          $ 34,233                 N/A           $ 32,825
     Shares Issued and Outstanding........................................             1,640                                 32,825
     Net Asset Value per share............................................        $ 20.87(c)                              $ 1.00(c)
Class C: Net Assets.......................................................          $ 11,559                 N/A            $ 6,091
     Shares Issued and Outstanding........................................               554                                  6,091
     Net Asset Value per share............................................         $ 20.88(c)                              $ 1.00(c)
Class J: Net Assets.......................................................               N/A           $ 145,326          $ 165,882
     Shares Issued and Outstanding........................................                                 9,799            165,882
     Net Asset Value per share............................................                             $ 14.83(c)          $ 1.00(c)
Institutional: Net Assets.................................................         $ 614,364                $ 10          $ 222,715
     Shares Issued and Outstanding........................................            27,306                   1            222,715
     Net Asset Value per share............................................           $ 22.50             $ 15.44             $ 1.00
Preferred: Net Assets.....................................................               N/A             $ 4,465           $ 82,482
     Shares Issued and Outstanding........................................                                   299             82,482
     Net Asset Value per share............................................                               $ 14.94             $ 1.00
Select: Net Assets........................................................               N/A             $ 2,076            $ 5,305
     Shares Issued and Outstanding........................................                                   140              5,305
     Net Asset Value per share............................................                               $ 14.83             $ 1.00

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





===================================================================================================================================
                                                                                                   Partners            Partners
                                                                                Mortgage            Global          International
Amounts in thousands, except per share amounts                              Securities Fund       Equity Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 1,748,938            $ 37,110        $ 1,615,567
Foreign currency--at cost.................................................              $  -               $ 161           $  4,170
Assets
Investment in securities--at value  ....................................      .. $ 1,726,690(a)         $ 40,692(a)    $1,849,815(a)
Foreign currency--at value................................................                 -                 163              4,171
Cash......................................................................                 -                   -             52,482
Receivables:
     Capital Shares sold..................................................             6,453                   -              1,539
     Dividends and interest...............................................             8,721                  70              7,883
     Expense reimbursement from Manager...................................                 6                   -                  -
     Foreign currency contracts ..........................................                 -                   -              1,370
     Investment securities sold...........................................               387                 148             13,251
                                                            Total Assets           1,742,257              41,073          1,930,511
Liabilities
Accrued management and investment advisory fees...........................               690                  28              1,391
Accrued administrative service fees.......................................                 -                   1                 10
Accrued distribution fees.................................................                86                   1                 10
Accrued service fees......................................................                 -                   1                 12
Accrued transfer and administrative fees..................................               104                   -                  -
Accrued directors' expenses...............................................                12                   -                  -
Accrued other expenses....................................................                 4                   -                  -
Cash overdraft............................................................                92                  46                  -
Payables:
     Capital Shares reacquired............................................               658                 312                517
     Dividends payable....................................................             6,572                   -                  -
     Investment securities purchased......................................            19,504                 103             19,143
Collateral obligation on securities loaned, at value......................            33,000               5,209            295,387
                                                       Total Liabilities              60,722               5,701            316,470
Net Assets Applicable to Outstanding Shares...............................       $ 1,681,535            $ 35,372        $ 1,614,041
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 1,737,049            $ 30,617        $ 1,287,842
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            (1,086)                117              5,691
Accumulated undistributed (overdistributed) net realized gain (loss)......           (32,180)              1,055             82,903
Net unrealized appreciation (depreciation) of investments.................           (22,248)              3,582            236,176
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   1              1,429
                                                         Total Net Assets        $ 1,681,535            $ 35,372        $ 1,614,041
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           600,000             330,000            330,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A             $ 1,729           $ 20,385
     Shares Issued and Outstanding........................................                                   135              1,223
     Net Asset Value per share............................................                               $ 12.82            $ 16.67
Advisors Select: Net Assets...............................................               N/A             $ 1,743           $ 16,564
     Shares Issued and Outstanding........................................                                   136                995
     Net Asset Value per share............................................                               $ 12.84            $ 16.65
Advisors Signature: Net Assets............................................               N/A               $ 528            $ 2,854
     Shares Issued and Outstanding........................................                                    41                171
     Net Asset Value per share............................................                               $ 12.76            $ 16.69
Class A: Net Assets.......................................................          $ 94,482                 N/A                N/A
     Shares Issued and Outstanding........................................             8,946
     Net Asset Value per share............................................           $ 10.56
     Maximum Offering Price...............................................        $ 11.06(b)
Class B: Net Assets.......................................................          $ 72,652                 N/A                N/A
     Shares Issued and Outstanding........................................             6,884
     Net Asset Value per share............................................        $ 10.55(c)
Class C: Net Assets.......................................................           $ 7,863                 N/A                N/A
     Shares Issued and Outstanding........................................               746
     Net Asset Value per share............................................         $ 10.54(c)
Institutional: Net Assets.................................................       $ 1,506,538            $ 29,793        $ 1,530,075
     Shares Issued and Outstanding........................................           142,612               2,321             91,285
     Net Asset Value per share............................................           $ 10.56             $ 12.84            $ 16.76
Preferred: Net Assets.....................................................               N/A                $ 26           $ 29,984
     Shares Issued and Outstanding........................................                                     2              1,794
     Net Asset Value per share............................................                               $ 12.81            $ 16.71
Select: Net Assets........................................................               N/A             $ 1,553           $ 14,179
     Shares Issued and Outstanding........................................                                   121                848
     Net Asset Value per share............................................                               $ 12.82            $ 16.71

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                           Partners  LargeCap Partners  LargeCap  Partners LargeCap
Amounts in thousands, except per share amounts                                 Blend Fund        Blend Fund I       Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 1,022,942           $ 783,274        $ 1,617,343
Assets
Investment in securities--at value  ......................................       $ 1,174,004(a)        $ 837,570(a)    $1,794,165(a)
Cash......................................................................            10,943              25,806             14,419
Receivables:
     Capital Shares sold..................................................               619               1,448              1,344
     Dividends and interest...............................................               618                 531                113
     Expense reimbursement from Manager...................................                 3                   3                  3
     Expense reimbursement from Underwriter...............................                 5                   3                  2
     Investment securities sold...........................................             1,929              29,826             17,472
Other assets..............................................................                 -                   2                  1
                                                            Total Assets           1,188,121             895,189          1,827,519
Liabilities
Accrued management and investment advisory fees...........................               621                 266                910
Accrued administrative service fees.......................................                16                   2                  9
Accrued distribution fees.................................................               107                  74                 50
Accrued service fees......................................................                19                   3                 11
Accrued transfer and administrative fees..................................                74                 134                 73
Accrued other expenses....................................................                 7                  30                 18
Payables:
     Capital Shares reacquired............................................               304                 175                461
     Investment securities purchased......................................             3,687              49,702              3,915
     Variation margin on futures contracts ...............................                69                   -                  -
Collateral obligation on securities loaned, at value......................           144,009              94,110            267,201
                                                       Total Liabilities             148,913             144,496            272,648
Net Assets Applicable to Outstanding Shares...............................       $ 1,039,208           $ 750,693        $ 1,554,871
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 842,465           $ 685,151        $ 1,353,932
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             1,860               1,855              2,281
Accumulated undistributed (overdistributed) net realized gain (loss)......            43,670               9,423             21,836
Net unrealized appreciation (depreciation) of investments.................           151,213              54,264            176,822
                                                         Total Net Assets        $ 1,039,208           $ 750,693        $ 1,554,871
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           490,000             455,000            540,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 32,628             $ 4,254           $ 25,982
     Shares Issued and Outstanding........................................             2,802                 415              3,032
     Net Asset Value per share............................................           $ 11.64             $ 10.24             $ 8.57
Advisors Select: Net Assets...............................................          $ 31,263             $ 4,454           $ 16,838
     Shares Issued and Outstanding........................................             2,700                 437              2,023
     Net Asset Value per share............................................           $ 11.58             $ 10.20             $ 8.32
Advisors Signature: Net Assets............................................           $ 2,662               $ 736            $ 1,085
     Shares Issued and Outstanding........................................               228                  72                127
     Net Asset Value per share............................................           $ 11.69             $ 10.16             $ 8.54
Class A: Net Assets.......................................................          $ 66,478           $ 145,611           $ 52,253
     Shares Issued and Outstanding........................................             5,659              14,249              6,077
     Net Asset Value per share............................................           $ 11.75             $ 10.22             $ 8.60
     Maximum Offering Price...............................................        $ 12.43(b)          $ 10.81(b)          $ 9.10(b)
Class B: Net Assets.......................................................          $ 27,099            $ 15,904           $ 12,895
     Shares Issued and Outstanding........................................             2,322               1,575              1,525
     Net Asset Value per share............................................        $ 11.67(c)          $ 10.10(c)          $ 8.46(c)
Class C: Net Assets.......................................................             $ 529               $ 379              $ 170
     Shares Issued and Outstanding........................................                45                  37                 20
     Net Asset Value per share............................................         $ 11.74(c)          $ 10.20(c)          $ 8.64(c)
Class J: Net Assets.......................................................         $ 138,011            $ 54,697           $ 45,075
     Shares Issued and Outstanding........................................            12,067               5,402              5,579
     Net Asset Value per share............................................         $ 11.44(c)          $ 10.13(c)          $ 8.08(c)
Institutional: Net Assets.................................................         $ 673,161           $ 514,889        $ 1,366,439
     Shares Issued and Outstanding........................................            57,380              50,436            157,223
     Net Asset Value per share............................................           $ 11.73             $ 10.21             $ 8.69
Preferred: Net Assets.....................................................          $ 50,192             $ 5,711           $ 28,316
     Shares Issued and Outstanding........................................             4,299                 556              3,287
     Net Asset Value per share............................................           $ 11.68             $ 10.28             $ 8.61
Select: Net Assets........................................................          $ 17,185             $ 4,058            $ 5,818
     Shares Issued and Outstanding........................................             1,468                 396                683
     Net Asset Value per share............................................           $ 11.71             $ 10.25             $ 8.52

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





                                                                                Partners           Partners            Partners
                                                                            LargeCap Growth     LargeCap Value      LargeCap Value
Amounts in thousands, except per share amounts                                  Fund II              Fund               Fund I
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 751,569         $ 2,395,995          $ 855,949
Assets
Investment in securities--at value  ......................................         $ 821,387(a)      $ 2,974,362(a)     $ 973,365(a)
Cash......................................................................             1,989              62,829             44,143
Receivables:
     Capital Shares sold..................................................                16               1,299                754
     Dividends and interest...............................................               258               3,185                745
     Expense reimbursement from Manager...................................                 5                   3                  -
     Expense reimbursement from Underwriter...............................                 1                   4                  -
     Investment securities sold...........................................             6,719                   -                660
Prepaid expenses..........................................................                 9                   -                  -
                                                            Total Assets             830,384           3,041,682          1,019,667
Liabilities
Accrued management and investment advisory fees...........................               590               1,690                578
Accrued administrative service fees.......................................                 7                  44                  4
Accrued distribution fees.................................................                18                 131                  5
Accrued service fees......................................................                 9                  53                  5
Accrued transfer and administrative fees..................................                15                  76                  -
Accrued other expenses....................................................                 -                  14                  -
Payables:
     Capital Shares reacquired............................................             2,522               1,627                 39
     Foreign currency contracts ..........................................                14                   -                  -
     Investment securities purchased......................................             5,814               2,324              3,958
     Variation margin on futures contracts ...............................                18                 296                  -
Collateral obligation on securities loaned, at value......................            94,577             290,783            104,828
                                                       Total Liabilities             103,584             297,038            109,417
Net Assets Applicable to Outstanding Shares...............................         $ 726,800         $ 2,744,644          $ 910,250
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 601,339         $ 2,053,292          $ 777,600
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................              (154)             12,728              3,310
Accumulated undistributed (overdistributed) net realized gain (loss)......            55,768              99,548             11,924
Net unrealized appreciation (depreciation) of investments.................            69,861             579,076            117,416
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................               (14)                  -                  -
                                                         Total Net Assets          $ 726,800         $ 2,744,644          $ 910,250
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           470,000             550,000            280,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 9,560           $ 109,308            $ 6,570
     Shares Issued and Outstanding........................................             1,127               6,687                450
     Net Asset Value per share............................................            $ 8.48             $ 16.35            $ 14.59
Advisors Select: Net Assets...............................................          $ 13,868            $ 65,781            $ 6,355
     Shares Issued and Outstanding........................................             1,654               4,148                437
     Net Asset Value per share............................................            $ 8.38             $ 15.86            $ 14.55
Advisors Signature: Net Assets............................................             $ 582             $ 8,085            $ 5,252
     Shares Issued and Outstanding........................................                67                 507                360
     Net Asset Value per share............................................            $ 8.65             $ 15.96            $ 14.60
Class A: Net Assets.......................................................             $ 766            $ 71,336                N/A
     Shares Issued and Outstanding........................................                88               4,439
     Net Asset Value per share............................................            $ 8.72             $ 16.07
     Maximum Offering Price...............................................         $ 9.23(b)          $ 17.01(b)
Class B: Net Assets.......................................................               N/A            $ 25,094                N/A
     Shares Issued and Outstanding........................................                                 1,563
     Net Asset Value per share............................................                            $ 16.06(c)
Class C: Net Assets.......................................................             $ 144               $ 499                N/A
     Shares Issued and Outstanding........................................                17                  31
     Net Asset Value per share............................................          $ 8.70(c)          $ 16.05(c)
Class J: Net Assets.......................................................          $ 25,801           $ 127,778                N/A
     Shares Issued and Outstanding........................................             3,150               8,060
     Net Asset Value per share............................................          $ 8.19(c)          $ 15.85(c)
Institutional: Net Assets.................................................         $ 637,530         $ 2,145,252          $ 880,695
     Shares Issued and Outstanding........................................            72,318             133,692             60,091
     Net Asset Value per share............................................            $ 8.82             $ 16.05            $ 14.66
Preferred: Net Assets.....................................................          $ 19,252           $ 137,529            $ 8,869
     Shares Issued and Outstanding........................................             2,223               8,579                606
     Net Asset Value per share............................................            $ 8.66             $ 16.03            $ 14.63
Select: Net Assets........................................................          $ 19,297            $ 53,982            $ 2,509
     Shares Issued and Outstanding........................................             2,243               3,381                172
     Net Asset Value per share............................................            $ 8.60             $ 15.97            $ 14.61

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






===================================================================================================================================
                                                                                                                          Partners
                                                                                         Partners          Partners        MidCap
                                                                                      LargeCap Value     MidCap Growth     Growth
Amounts in thousands, except per share amounts                                            Fund II            Fund          Fund I
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................                  $ 227,016         $ 631,941   $ 326,182
Assets
Investment in securities--at value  ......................................                $ 275,736(a)      $ 719,386(a) $365,724(a)
Cash......................................................................                      2,588             7,538       1,852
Receivables:
     Capital Shares sold..................................................                          4               431          49
     Dividends and interest...............................................                        268                82         169
     Expense reimbursement from Manager...................................                          -                 5           5
     Investment securities sold...........................................                          -            14,972           -
Prepaid expenses..........................................................                          -                 -           3
                                                                      Total Assets            278,596           742,414     367,802
Liabilities
Accrued management and investment advisory fees...........................                        180               459         235
Accrued administrative service fees.......................................                          -                11           1
Accrued distribution fees.................................................                          1                39           1
Accrued service fees......................................................                          1                13           1
Accrued transfer and administrative fees..................................                          -                46           4
Accrued other expenses....................................................                          -                 7           -
Payables:
     Capital Shares reacquired............................................                        560               432         837
     Investment securities purchased......................................                          -            12,063           -
Collateral obligation on securities loaned, at value......................                     18,354           164,511      76,331
                                                                 Total Liabilities             19,096           177,581      77,410
Net Assets Applicable to Outstanding Shares...............................                  $ 259,500         $ 564,833   $ 290,392
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................                  $ 204,861         $ 468,841   $ 235,551
Accumulated undistributed (overdistributed) net investment income (operating loss)              1,233            (1,481)        160
Accumulated undistributed (overdistributed) net realized gain (loss)......                      4,686            10,028      15,139
Net unrealized appreciation (depreciation) of investments.................                     48,720            87,445      39,542
                                                                   Total Net Assets         $ 259,500         $ 564,833   $ 290,392
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................                    505,000           455,000     430,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................                    $ 2,730          $ 30,391     $ 1,243
     Shares Issued and Outstanding........................................                        221             2,899         100
     Net Asset Value per share............................................                    $ 12.38           $ 10.48     $ 12.42
Advisors Select: Net Assets...............................................                      $ 485          $ 12,655     $ 1,670
     Shares Issued and Outstanding........................................                         39             1,240         135
     Net Asset Value per share............................................                    $ 12.36           $ 10.20     $ 12.35
Advisors Signature: Net Assets............................................                      $ 151             $ 577       $ 324
     Shares Issued and Outstanding........................................                         12                57          26
     Net Asset Value per share............................................                    $ 12.36           $ 10.10     $ 12.35
Class A: Net Assets.......................................................                        N/A          $ 30,640     $ 3,515
     Shares Issued and Outstanding........................................                                        3,007         282
     Net Asset Value per share............................................                                      $ 10.19     $ 12.48
     Maximum Offering Price...............................................                                    $ 10.78(b) $ 13.21( b)
Class B: Net Assets.......................................................                        N/A          $ 10,600         N/A
     Shares Issued and Outstanding........................................                                        1,055
     Net Asset Value per share............................................                                    $ 10.04(c)
Class C: Net Assets.......................................................                        N/A             $ 219        $ 71
     Shares Issued and Outstanding........................................                                           21           6
     Net Asset Value per share............................................                                    $ 10.21(c)  $ 12.45(c)
Class J: Net Assets.......................................................                        N/A          $ 29,949         N/A
     Shares Issued and Outstanding........................................                                        3,065
     Net Asset Value per share............................................                                     $ 9.77(c)
Institutional: Net Assets.................................................                  $ 253,230         $ 401,104   $ 280,765
     Shares Issued and Outstanding........................................                     20,419            38,803      22,171
     Net Asset Value per share............................................                    $ 12.40           $ 10.34     $ 12.66
Preferred: Net Assets.....................................................                    $ 2,807          $ 28,077     $ 1,439
     Shares Issued and Outstanding........................................                        226             2,653         114
     Net Asset Value per share............................................                    $ 12.40           $ 10.58     $ 12.57
Select: Net Assets........................................................                       $ 97          $ 20,621     $ 1,365
     Shares Issued and Outstanding........................................                          8             1,971         109
     Net Asset Value per share............................................                    $ 12.39           $ 10.46     $ 12.50

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





===================================================================================================================================
                                                                            Partners MidCap                            Partners
                                                                                 Growth         Partners MidCap         MidCap
Amounts in thousands, except per share amounts                                  Fund II           Value Fund         Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 712,492           $ 868,413          $ 987,476
Assets
Investment in securities--at value  ......................................      $ 740,185(a)        $ 942,854(a)     $ 1,141,922(a)
Cash......................................................................            21,936              22,711             35,682
Receivables:
     Capital Shares sold..................................................                56                 577              2,494
     Dividends and interest...............................................                60                 464                503
     Expense reimbursement from Manager...................................                 -                   6                  -
     Expense reimbursement from Underwriter...............................                 -                   4                  -
     Investment securities sold...........................................            17,987               9,483              1,580
                                                            Total Assets             780,224             976,099          1,182,181
Liabilities
Accrued management and investment advisory fees...........................               500                 651                828
Accrued administrative service fees.......................................                 4                  14                  6
Accrued distribution fees.................................................                 5                  65                  6
Accrued service fees......................................................                 5                  18                  6
Accrued transfer and administrative fees..................................                 -                  85                  -
Accrued other expenses....................................................                 -                  25                  -
Payables:
     Capital Shares reacquired............................................               686                 174                143
     Investment securities purchased......................................            14,061               8,626              6,652
Collateral obligation on securities loaned, at value......................           157,687             153,863            128,270
                                                       Total Liabilities             172,948             163,521            135,911
Net Assets Applicable to Outstanding Shares...............................         $ 607,276           $ 812,578        $ 1,046,270
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 542,926           $ 675,279          $ 841,246
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            (1,183)                764              1,800
Accumulated undistributed (overdistributed) net realized gain (loss)......            37,840              62,094             48,778
Net unrealized appreciation (depreciation) of investments.................            27,693              74,441            154,446
                                                         Total Net Assets          $ 607,276           $ 812,578        $ 1,046,270
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           705,000             440,000            280,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 11,579            $ 38,297           $ 15,497
     Shares Issued and Outstanding........................................             1,010               2,338              1,022
     Net Asset Value per share............................................           $ 11.46             $ 16.38            $ 15.16
Advisors Select: Net Assets...............................................           $ 2,378            $ 27,471            $ 5,176
     Shares Issued and Outstanding........................................               208               1,724                343
     Net Asset Value per share............................................           $ 11.42             $ 15.93            $ 15.10
Advisors Signature: Net Assets............................................           $ 2,495             $ 1,572            $ 3,185
     Shares Issued and Outstanding........................................               219                  96                211
     Net Asset Value per share............................................           $ 11.38             $ 16.40            $ 15.09
Class A: Net Assets.......................................................               N/A            $ 13,736                N/A
     Shares Issued and Outstanding........................................                                   830
     Net Asset Value per share............................................                               $ 16.55
     Maximum Offering Price...............................................                            $ 17.51(b)
Class B: Net Assets.......................................................               N/A             $ 1,812                N/A
     Shares Issued and Outstanding........................................                                   110
     Net Asset Value per share............................................                            $ 16.44(c)
Class C: Net Assets.......................................................               N/A               $ 467                N/A
     Shares Issued and Outstanding........................................                                    28
     Net Asset Value per share............................................                             $ 16.52(c)
Class J: Net Assets.......................................................               N/A           $ 108,546                N/A
     Shares Issued and Outstanding........................................                                 6,889
     Net Asset Value per share............................................                             $ 15.76(c)
Institutional: Net Assets.................................................         $ 572,747           $ 565,148          $ 998,223
     Shares Issued and Outstanding........................................            48,989              34,006             65,375
     Net Asset Value per share............................................           $ 11.69             $ 16.62            $ 15.27
Preferred: Net Assets.....................................................           $ 6,556            $ 30,829           $ 15,832
     Shares Issued and Outstanding........................................               567               1,874              1,039
     Net Asset Value per share............................................           $ 11.56             $ 16.45            $ 15.24
Select: Net Assets........................................................          $ 11,521            $ 24,700            $ 8,357
     Shares Issued and Outstanding........................................             1,001               1,512                550
     Net Asset Value per share............................................           $ 11.51             $ 16.33            $ 15.20

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                                     Partners       Partners
                                                                                     SmallCap       SmallCap      Partners SmallCap
Amounts in thousands, except per share amounts                                      Blend Fund    Growth Fund I     Growth Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................           $ 248,213         $ 172,461          $ 727,196
Assets
Investment in securities--at value  ......................................         $ 266,457(a)     $ 191,763(a)       $ 841,912(a)
Cash......................................................................               1,450             3,761             27,756
Receivables:
     Capital Shares sold..................................................                  28               110                216
     Dividends and interest...............................................                  76                29                124
     Expense reimbursement from Manager...................................                   -                 -                  5
     Expense reimbursement from Underwriter...............................                   -                 -                  1
     Investment securities sold...........................................                   -             1,457              3,087
                                                                    Total Assets       268,011           197,120            873,101
Liabilities
Accrued management and investment advisory fees...........................                 170               136                544
Accrued administrative service fees.......................................                   1                 1                  9
Accrued distribution fees.................................................                   1                 5                 27
Accrued service fees......................................................                   1                 2                 11
Accrued transfer and administrative fees..................................                   -                 6                 28
Accrued other expenses....................................................                   -                 -                  8
Payables:
     Capital Shares reacquired............................................                 276                97                160
     Investment securities purchased......................................                 841             4,133                936
Collateral obligation on securities loaned, at value......................              60,568            38,094            204,284
                                                               Total Liabilities        61,858            42,474            206,007
Net Assets Applicable to Outstanding Shares...............................           $ 206,153         $ 154,646          $ 667,094
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................           $ 174,930         $ 130,327          $ 544,915
Accumulated undistributed (overdistributed) net investment income (operating loss)        (169)             (570)            (2,055)
Accumulated undistributed (overdistributed) net realized gain (loss)......              13,148             5,587              9,518
Net unrealized appreciation (depreciation) of investments.................              18,244            19,302            114,716
                                                                 Total Net Assets    $ 206,153         $ 154,646          $ 667,094
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................             265,000           290,000            440,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................             $ 3,783           $ 2,655           $ 16,504
     Shares Issued and Outstanding........................................                 233               267              1,787
     Net Asset Value per share............................................             $ 16.22            $ 9.96             $ 9.24
Advisors Select: Net Assets...............................................             $ 1,031           $ 1,572           $ 13,876
     Shares Issued and Outstanding........................................                  64               160              1,537
     Net Asset Value per share............................................             $ 16.06            $ 9.83             $ 9.03
Advisors Signature: Net Assets............................................               $ 195             $ 144            $ 1,165
     Shares Issued and Outstanding........................................                  12                14                124
     Net Asset Value per share............................................             $ 16.28           $ 10.09             $ 9.37
Class A: Net Assets.......................................................                 N/A               N/A           $ 17,471
     Shares Issued and Outstanding........................................                                                    1,855
     Net Asset Value per share............................................                                                   $ 9.42
     Maximum Offering Price...............................................                                                $ 9.97(b)
Class B: Net Assets.......................................................                 N/A               N/A            $ 7,591
     Shares Issued and Outstanding........................................                                                      818
     Net Asset Value per share............................................                                                $ 9.28(c)
Class C: Net Assets.......................................................                 N/A               N/A              $ 101
     Shares Issued and Outstanding........................................                                                       11
     Net Asset Value per share............................................                                                 $ 9.39(c)
Class J: Net Assets.......................................................                 N/A          $ 10,385           $ 23,127
     Shares Issued and Outstanding........................................                                 1,098              2,682
     Net Asset Value per share............................................                              $ 9.46(c)          $ 8.62(c)
Institutional: Net Assets.................................................           $ 199,723         $ 133,977          $ 544,208
     Shares Issued and Outstanding........................................              11,993            12,989             56,745
     Net Asset Value per share............................................             $ 16.65           $ 10.31             $ 9.59
Preferred: Net Assets.....................................................               $ 451           $ 5,120           $ 34,535
     Shares Issued and Outstanding........................................                  28               502              3,662
     Net Asset Value per share............................................             $ 16.46           $ 10.21             $ 9.43
Select: Net Assets........................................................               $ 970             $ 793            $ 8,516
     Shares Issued and Outstanding........................................                  59                79                913
     Net Asset Value per share............................................             $ 16.37           $ 10.08             $ 9.33

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                                     Partners
                                                                                     SmallCap        Partners          Partners
                                                                                   Growth Fund      SmallCap           SmallCap
Amounts in thousands, except per share amounts                                         III         Value Fund        Value Fund I
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................           $ 270,472         $ 277,151          $ 606,302
Assets
Investment in securities--at value  ......................................         $ 289,799(a)     $ 324,697(a)       $ 668,154(a)
Cash......................................................................               5,937             4,986             10,407
Receivables:
     Capital Shares sold..................................................                 679                21                175
     Dividends and interest...............................................                  23               128                360
     Investment securities sold...........................................               8,668               185              2,421
Prepaid expenses..........................................................                   -                 2                  -
                                                                    Total Assets       305,106           330,019            681,517
Liabilities
Accrued management and investment advisory fees...........................                 256               217                425
Accrued administrative service fees.......................................                   1                 3                 10
Accrued distribution fees.................................................                   1                 8                 12
Accrued service fees......................................................                   1                 4                 13
Accrued transfer and administrative fees..................................                   -                 7                  -
Payables:
     Capital Shares reacquired............................................                   7               394                102
     Indebtedness ........................................................                   -                55                  -
     Investment securities purchased......................................               4,575                51              2,545
     Variation margin on futures contracts ...............................                   -                 -                192
Collateral obligation on securities loaned, at value......................              12,453            72,480            166,864
                                                               Total Liabilities        17,294            73,219            170,163
Net Assets Applicable to Outstanding Shares...............................           $ 287,812         $ 256,800          $ 511,354
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................           $ 259,822         $ 183,485          $ 435,770
Accumulated undistributed (overdistributed) net investment income (operating loss)        (854)             (100)               511
Accumulated undistributed (overdistributed) net realized gain (loss)......               9,517            25,869             12,994
Net unrealized appreciation (depreciation) of investments.................              19,327            47,546             62,079
                                                                 Total Net Assets    $ 287,812         $ 256,800          $ 511,354
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................             280,000           305,000            265,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               $ 866           $ 8,826           $ 23,439
     Shares Issued and Outstanding........................................                  72               563              1,241
     Net Asset Value per share............................................             $ 11.96           $ 15.68            $ 18.89
Advisors Select: Net Assets...............................................               $ 885           $ 3,260           $ 20,820
     Shares Issued and Outstanding........................................                  74               211              1,111
     Net Asset Value per share............................................             $ 11.90           $ 15.43            $ 18.74
Advisors Signature: Net Assets............................................               $ 683             $ 350            $ 3,119
     Shares Issued and Outstanding........................................                  57                22                165
     Net Asset Value per share............................................             $ 11.89           $ 15.95            $ 18.92
Class J: Net Assets.......................................................                 N/A          $ 13,110                N/A
     Shares Issued and Outstanding........................................                                   860
     Net Asset Value per share............................................                            $ 15.24(b)
Institutional: Net Assets.................................................           $ 282,406         $ 214,067          $ 427,316
     Shares Issued and Outstanding........................................              23,178            13,077             22,295
     Net Asset Value per share............................................             $ 12.18           $ 16.37            $ 19.17
Preferred: Net Assets.....................................................             $ 2,486          $ 15,997           $ 27,042
     Shares Issued and Outstanding........................................                 206               995              1,417
     Net Asset Value per share............................................             $ 12.08           $ 16.08            $ 19.09
Select: Net Assets........................................................               $ 486           $ 1,190            $ 9,618
     Shares Issued and Outstanding........................................                  40                75                505
     Net Asset Value per share............................................             $ 12.03           $ 15.89            $ 19.06

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                                Partners           Preferred          Principal
                                                                             SmallCap Value       Securities           LifeTime
Amounts in thousands, except per share amounts                                  Fund II              Fund             2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 514,522           $ 686,506                $ -
Investment in affiliated securities--at cost..............................               $ -                 $ -        $ 1,322,999
Assets
Investment in affiliated securities--at value.............................                 -                   -        $ 1,447,629
Investment in securities--at value  ......................................      $ 559,661(a)        $ 689,110(a)               $ -
Cash......................................................................             1,397              27,021                  -
Receivables:
     Capital Shares sold..................................................                11               2,982              3,807
     Dividends and interest...............................................               185               4,961              2,482
     Expense reimbursement from Manager...................................                 -                   7                  5
     Expense reimbursement from Underwriter...............................                 -                   1                 10
     Investment securities sold...........................................               468                   -                  -
Prepaid expenses..........................................................                 -                   -                  8
                                                            Total Assets             561,722             724,082          1,453,941
Liabilities
Accrued management and investment advisory fees...........................               352                 387                142
Accrued administrative service fees.......................................                 2                   -                 32
Accrued distribution fees.................................................                 2                  17                134
Accrued service fees......................................................                 1                   -                 40
Accrued transfer and administrative fees..................................                 -                  17                 16
Accrued other expenses....................................................                 -                   1                  -
Payables:
     Capital Shares reacquired............................................               671                 127                 75
     Indebtedness ........................................................               754                   -                  -
     Investment securities purchased......................................               161               3,511                  -
Collateral obligation on securities loaned, at value......................           138,661              64,876                  -
                                                       Total Liabilities             140,604              68,936                439
Net Assets Applicable to Outstanding Shares...............................         $ 421,118           $ 655,146        $ 1,453,502
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 357,036           $ 655,056        $ 1,290,711
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               473               3,778              7,961
Accumulated undistributed (overdistributed) net realized gain (loss)......            18,470              (6,292)            30,200
Net unrealized appreciation (depreciation) of investments.................            45,139               2,604            124,630
                                                         Total Net Assets          $ 421,118           $ 655,146        $ 1,453,502
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           280,000             455,000            475,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................           $ 3,630             $ 1,328           $ 69,093
     Shares Issued and Outstanding........................................               270                 124              5,111
     Net Asset Value per share............................................           $ 13.42             $ 10.69            $ 13.52
Advisors Select: Net Assets...............................................           $ 1,479               $ 430           $ 48,868
     Shares Issued and Outstanding........................................               111                  40              3,622
     Net Asset Value per share............................................           $ 13.33             $ 10.67            $ 13.49
Advisors Signature: Net Assets............................................             $ 223               $ 444            $ 9,835
     Shares Issued and Outstanding........................................                17                  42                725
     Net Asset Value per share............................................           $ 13.35             $ 10.70            $ 13.56
Class A: Net Assets.......................................................               N/A            $ 18,378           $ 25,810
     Shares Issued and Outstanding........................................                                 1,708              1,889
     Net Asset Value per share............................................                               $ 10.76            $ 13.67
     Maximum Offering Price...............................................                            $ 11.27(b)         $ 14.47(c)
Class C: Net Assets.......................................................               N/A             $ 3,653            $ 2,861
     Shares Issued and Outstanding........................................                                   340                210
     Net Asset Value per share............................................                    $ 10.76(         d)         $ 13.64(d)
Class J: Net Assets.......................................................               N/A            $ 26,629          $ 239,331
     Shares Issued and Outstanding........................................                                 2,507             17,647
     Net Asset Value per share............................................                             $ 10.62(d)         $ 13.56(d)
Institutional: Net Assets.................................................         $ 411,276           $ 603,617          $ 898,606
     Shares Issued and Outstanding........................................            30,254              56,271             65,993
     Net Asset Value per share............................................           $ 13.59             $ 10.73            $ 13.62
Preferred: Net Assets.....................................................           $ 2,199               $ 463          $ 119,119
     Shares Issued and Outstanding........................................               163                  43              8,782
     Net Asset Value per share............................................           $ 13.52             $ 10.70            $ 13.56
Select: Net Assets........................................................           $ 2,311               $ 204           $ 39,979
     Shares Issued and Outstanding........................................               171                  19              2,952
     Net Asset Value per share............................................           $ 13.48             $ 10.69            $ 13.54

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (c) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





====================================================================================================================================
                                                                                    Principal           Principal        Principal
                                                                                     LifeTime           LifeTime         LifeTime
Amounts in thousands, except per share amounts                                      2020 Fund           2030 Fund        2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................            $ 2,510,609         $ 2,084,601   $ 1,023,839
Assets
Investment in affiliated securities--at value.............................            $ 2,787,080         $ 2,349,989   $ 1,146,953
Receivables:
     Capital Shares sold..................................................                  9,935               6,027         3,284
     Dividends and interest...............................................                  3,076               1,728           554
     Expense reimbursement from Manager...................................                      9                  12            12
     Expense reimbursement from Underwriter...............................                     18                  15             6
Prepaid expenses..........................................................                      1                   -             -
                                                                 Total Assets           2,800,119           2,357,771     1,150,809
Liabilities
Accrued management and investment advisory fees...........................                    272                 230           112
Accrued administrative service fees.......................................                     62                  55            24
Accrued distribution fees.................................................                    261                 218            90
Accrued service fees......................................................                     75                  66            29
Accrued transfer and administrative fees..................................                     37                  56            30
Accrued other expenses....................................................                      -                   2             7
Payables:
     Capital Shares reacquired............................................                    574                 256           101
                                                            Total Liabilities               1,281                 883           393
Net Assets Applicable to Outstanding Shares...............................            $ 2,798,838         $ 2,356,888   $ 1,150,416
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................            $ 2,444,087         $ 2,021,919     $ 994,657
Accumulated undistributed (overdistributed) net investment income (operating
loss).....................................................................                  5,991               2,398           359
Accumulated undistributed (overdistributed) net realized gain (loss)......                 72,289              67,183        32,286
Net unrealized appreciation (depreciation) of investments.................                276,471             265,388       123,114
                                                              Total Net Assets        $ 2,798,838         $ 2,356,888   $ 1,150,416
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................                635,000             635,000       475,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................              $ 129,442           $ 113,864      $ 56,637
     Shares Issued and Outstanding........................................                  9,118               7,988         3,902
     Net Asset Value per share............................................                $ 14.20             $ 14.25       $ 14.51
Advisors Select: Net Assets...............................................               $ 90,086            $ 81,177      $ 35,201
     Shares Issued and Outstanding........................................                  6,364               5,717         2,427
     Net Asset Value per share............................................                $ 14.16             $ 14.20       $ 14.51
Advisors Signature: Net Assets............................................               $ 24,094            $ 19,555       $ 9,578
     Shares Issued and Outstanding........................................                  1,694               1,374           658
     Net Asset Value per share............................................                $ 14.23             $ 14.23       $ 14.54
Class A: Net Assets.......................................................               $ 38,551            $ 29,648      $ 17,672
     Shares Issued and Outstanding........................................                  2,688               2,067         1,220
     Net Asset Value per share............................................                $ 14.34             $ 14.34       $ 14.49
     Maximum Offering Price...............................................              $ 15.17(a)          $ 15.17(a)   $ 15.33(a)
Class B: Net Assets.......................................................                $ 8,574             $ 6,862       $ 4,550
     Shares Issued and Outstanding........................................                    597                 478           316
     Net Asset Value per share............................................              $ 14.36(b)          $ 14.37(b)    $ 14.40(b)
Class C: Net Assets.......................................................                $ 2,123             $ 2,406       $ 1,194
     Shares Issued and Outstanding........................................                    148                 168            83
     Net Asset Value per share............................................              $ 14.32(b)          $ 14.31(b)    $ 14.46(b)
Class J: Net Assets.......................................................              $ 463,368           $ 377,054     $ 145,160
     Shares Issued and Outstanding........................................                 32,576              26,442         9,984
     Net Asset Value per share............................................              $ 14.22(b)          $ 14.26(b)    $ 14.54(b)
Institutional: Net Assets.................................................            $ 1,747,753         $ 1,471,011     $ 773,888
     Shares Issued and Outstanding........................................                122,432             102,996        52,990
     Net Asset Value per share............................................                $ 14.28             $ 14.28       $ 14.60
Preferred: Net Assets.....................................................              $ 210,613           $ 173,408      $ 78,573
     Shares Issued and Outstanding........................................                 14,798              12,145         5,392
     Net Asset Value per share............................................                $ 14.23             $ 14.28       $ 14.57
Select: Net Assets........................................................               $ 84,234            $ 81,903      $ 27,963
     Shares Issued and Outstanding........................................                  5,927               5,632         1,925
     Net Asset Value per share............................................                $ 14.21             $ 14.54       $ 14.52

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






                                                                                              Principal LifeTime
                                                                               Principal       Strategic Income      Real Estate
Amounts in thousands, except per share amounts                             LifeTime 2050 Fund        Fund          Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................               $ -                 $ -        $ 1,747,350
Investment in affiliated securities--at cost..............................         $ 436,219           $ 495,206                $ -
Assets
Investment in affiliated securities--at value.............................         $ 491,783           $ 523,454                  -
Investment in securities--at value  ......................................               $ -                 $ -     $ 2,109,300(a)
Cash......................................................................                 -                   -                 21
Receivables:
     Capital Shares sold..................................................                61               1,395              2,069
     Dividends and interest...............................................               177               1,707              1,098
     Expense reimbursement from Manager...................................                10                   7                 15
     Expense reimbursement from Underwriter...............................                 2                   5                 10
     Investment securities sold...........................................                 -                   -                524
Prepaid directors' expenses...............................................                 -                   -                  1
Prepaid expenses..........................................................                 3                   8                  -
                                                            Total Assets             492,036             526,576          2,113,038
Liabilities
Accrued management and investment advisory fees...........................                48                  52              1,263
Accrued administrative service fees.......................................                 9                  12                 29
Accrued distribution fees.................................................                25                  52                211
Accrued service fees......................................................                11                  14                 35
Accrued transfer and administrative fees..................................                11                  14                186
Accrued other expenses....................................................                 -                   -                122
Payables:
     Capital Shares reacquired............................................                46                 573              3,284
     Investment securities purchased......................................                 -                   -              2,945
Collateral obligation on securities loaned, at value......................                 -                   -            270,491
                                                       Total Liabilities                 150                 717            278,566
Net Assets Applicable to Outstanding Shares...............................         $ 491,886           $ 525,859        $ 1,834,472
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 419,738           $ 484,859        $ 1,224,139
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               272               5,405                706
Accumulated undistributed (overdistributed) net realized gain (loss)......            16,312               7,347            247,677
Net unrealized appreciation (depreciation) of investments.................            55,564              28,248            361,950
                                                         Total Net Assets          $ 491,886           $ 525,859        $ 1,834,472
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           500,000             500,000            730,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 21,265            $ 19,819           $ 65,752
     Shares Issued and Outstanding........................................             1,506               1,566              2,489
     Net Asset Value per share............................................           $ 14.12             $ 12.65            $ 26.42
Advisors Select: Net Assets...............................................          $ 16,417            $ 25,223           $ 37,407
     Shares Issued and Outstanding........................................             1,164               1,992              1,432
     Net Asset Value per share............................................           $ 14.10             $ 12.66            $ 26.13
Advisors Signature: Net Assets............................................           $ 3,067             $ 3,970            $ 4,015
     Shares Issued and Outstanding........................................               217                 313                151
     Net Asset Value per share............................................           $ 14.13             $ 12.69            $ 26.61
Class A: Net Assets.......................................................          $ 10,920            $ 10,076          $ 174,534
     Shares Issued and Outstanding........................................               766                 787              6,530
     Net Asset Value per share............................................           $ 14.25             $ 12.80            $ 26.73
     Maximum Offering Price...............................................        $ 15.08(b)          $ 13.40(c)         $ 28.29(b)
Class B: Net Assets.......................................................           $ 1,600               $ 633           $ 42,932
     Shares Issued and Outstanding........................................               113                  50              1,609
     Net Asset Value per share............................................        $ 14.16(d)          $ 12.71(d)         $ 26.67(d)
Class C: Net Assets.......................................................             $ 744             $ 1,365            $ 9,003
     Shares Issued and Outstanding........................................                52                 107                337
     Net Asset Value per share............................................         $ 14.23(d)          $ 12.76(d)         $ 26.70(d)
Class J: Net Assets.......................................................          $ 29,816            $ 91,437          $ 249,720
     Shares Issued and Outstanding........................................             2,133               7,216              9,471
     Net Asset Value per share............................................         $ 13.98(d)          $ 12.67(d)         $ 26.37(d)
Institutional: Net Assets.................................................         $ 372,252           $ 326,405        $ 1,114,429
     Shares Issued and Outstanding........................................            26,241              25,618             41,704
     Net Asset Value per share............................................           $ 14.19             $ 12.74            $ 26.72
Preferred: Net Assets.....................................................          $ 23,183            $ 36,537          $ 113,473
     Shares Issued and Outstanding........................................             1,637               2,870              4,314
     Net Asset Value per share............................................           $ 14.17             $ 12.73            $ 26.30
Select: Net Assets........................................................          $ 12,622            $ 10,394           $ 23,207
     Shares Issued and Outstanding........................................               892                 820                883
     Net Asset Value per share............................................           $ 14.15             $ 12.68            $ 26.28

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





                                                                              SAM Balanced     SAM Conservative    SAM Conservative
Amounts in thousands, except per share amounts                                 Portfolio      Balanced Portfolio   Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................       $ 3,985,185           $ 578,554        $ 3,132,037
Assets
Investment in affiliated securities--at value.............................       $ 4,793,548           $ 654,267        $ 3,945,409
Cash......................................................................                 7                   5                 15
Receivables:
     Capital Shares sold..................................................             2,763               1,194              4,650
     Dividends and interest...............................................             6,966               1,567              2,490
     Expense reimbursement from Manager...................................                 3                   3                  3
Prepaid directors' expenses...............................................                40                   6                 34
Prepaid expenses..........................................................                 -                  11                  -
                                                            Total Assets           4,803,327             657,053          3,952,601
Liabilities
Accrued management and investment advisory fees...........................             1,225                 168              1,006
Accrued distribution fees.................................................             2,416                 344              2,063
Accrued transfer and administrative fees..................................               932                 134                900
Accrued other expenses....................................................                67                   -                 70
Payables:
     Capital Shares reacquired............................................             6,909               3,986              7,495
                                                       Total Liabilities              11,549               4,632             11,534
Net Assets Applicable to Outstanding Shares...............................       $ 4,791,778           $ 652,421        $ 3,941,067
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 3,784,166           $ 558,033        $ 2,912,314
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            21,444               2,700             19,405
Accumulated undistributed (overdistributed) net realized gain (loss)......           177,805              15,975            195,976
Net unrealized appreciation (depreciation) of investments.................           808,363              75,713            813,372
                                                         Total Net Assets        $ 4,791,778           $ 652,421        $ 3,941,067
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................         1,255,000             855,000          1,255,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.31
Advisors Select: Net Assets...............................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.30
Advisors Signature: Net Assets............................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.29
Class A: Net Assets.......................................................       $ 2,457,635           $ 312,045        $ 1,894,732
     Shares Issued and Outstanding........................................           161,451              27,210            108,020
     Net Asset Value per share............................................           $ 15.22             $ 11.47            $ 17.54
     Maximum Offering Price...............................................        $ 16.11(a)          $ 12.14(a)         $ 18.56(a)
Class B: Net Assets.......................................................       $ 1,406,101           $ 164,574        $ 1,092,642
     Shares Issued and Outstanding........................................            92,600              14,376             64,343
     Net Asset Value per share............................................        $ 15.18(b)          $ 11.45(b)         $ 16.98(b)
Class C: Net Assets.......................................................         $ 927,597           $ 175,608          $ 952,744
     Shares Issued and Outstanding........................................            61,417              15,406             56,541
     Net Asset Value per share............................................         $ 15.10(b)          $ 11.40(b)         $ 16.85(b)
Class J: Net Assets.......................................................             $ 381                $ 88              $ 634
     Shares Issued and Outstanding........................................                25                   8                 37
     Net Asset Value per share............................................         $ 14.96(b)          $ 11.40(b)         $ 17.30(b)
Institutional: Net Assets.................................................              $ 13                $ 56              $ 264
     Shares Issued and Outstanding........................................                 1                   5                 15
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.34
Preferred: Net Assets.....................................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.32
Select: Net Assets........................................................              $ 11                $ 10               $ 11
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.32

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





                                                                              SAM Flexible       SAM Strategic        Short-Term
Amounts in thousands, except per share amounts                              Income Portfolio   Growth Portfolio       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................               $ -                 $ -          $ 280,804
Investment in affiliated securities--at cost..............................         $ 742,763         $ 1,944,116                $ -
Assets
Investment in affiliated securities--at value.............................         $ 819,093         $ 2,456,240                  -
Investment in securities--at value  ......................................               $ -                 $ -       $ 280,327(b)
Cash......................................................................                 1                   1                269
Receivables:
     Capital Shares sold..................................................             1,141               2,812              1,417
     Dividends and interest...............................................             2,638                 601              2,349
     Expense reimbursement from Manager...................................                 3                   3                  3
     Investment securities sold...........................................                 -                   -                156
Prepaid directors' expenses...............................................                 6                  22                  -
Prepaid expenses..........................................................                 -                   -                  4
                                                            Total Assets             822,882           2,459,679            284,525
Liabilities
Accrued management and investment advisory fees...........................               210                 624                 81
Accrued administrative service fees.......................................                 -                   -                  1
Accrued distribution fees.................................................               434               1,304                 36
Accrued service fees......................................................                 -                   -                  1
Accrued transfer and administrative fees..................................               207                 638                 36
Accrued other expenses....................................................                 2                  65                  -
Payables:
     Capital Shares reacquired............................................             1,457               5,206              3,028
     Dividends payable....................................................                 -                   -              1,067
     Investment securities purchased......................................                 -                   -              1,098
     Unrealized loss on swap agreements...................................                 -                   -                  6
     Variation margin on futures contracts ...............................                 -                   -                 28
Collateral obligation on securities loaned, at value......................                 -                   -             31,868
                                                       Total Liabilities               2,310               7,837             37,250
Net Assets Applicable to Outstanding Shares...............................         $ 820,572         $ 2,451,842          $ 247,275
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 734,751         $ 1,811,952          $ 257,067
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             2,533               9,205               (555)
Accumulated undistributed (overdistributed) net realized gain (loss)......             6,958             118,561             (8,781)
Net unrealized appreciation (depreciation) of investments.................            76,330             512,124               (456)
                                                         Total Net Assets          $ 820,572         $ 2,451,842          $ 247,275
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           955,000           1,055,000            655,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................              $ 10                $ 10            $ 2,298
     Shares Issued and Outstanding........................................                 1                   1                230
     Net Asset Value per share............................................           $ 11.72             $ 19.20             $ 9.99
Advisors Select: Net Assets...............................................              $ 10                $ 10               $ 79
     Shares Issued and Outstanding........................................                 1                   1                  8
     Net Asset Value per share............................................           $ 11.72             $ 19.19             $ 9.91
Advisors Signature: Net Assets............................................              $ 10                $ 10               $ 99
     Shares Issued and Outstanding........................................                 1                   1                 10
     Net Asset Value per share............................................           $ 11.72             $ 19.18             $ 9.93
Class A: Net Assets.......................................................         $ 392,351         $ 1,141,304           $ 92,430
     Shares Issued and Outstanding........................................            33,386              58,584              9,300
     Net Asset Value per share............................................           $ 11.75             $ 19.48             $ 9.94
     Maximum Offering Price...............................................        $ 12.30(c)          $ 20.61(d)         $ 10.19(e)
Class B: Net Assets.......................................................         $ 287,013           $ 731,460                N/A
     Shares Issued and Outstanding........................................            24,453              39,504
     Net Asset Value per share............................................         $ 11.74(f)          $ 18.52(f)
Class C: Net Assets.......................................................         $ 141,133           $ 578,412              $ 529
     Shares Issued and Outstanding........................................            12,087              31,181                 53
     Net Asset Value per share............................................         $ 11.68(f)          $ 18.55(f)          $ 9.94(f)
Class J: Net Assets.......................................................              $ 12               $ 592           $ 60,308
     Shares Issued and Outstanding........................................                 1                  31              6,060
     Net Asset Value per share............................................         $ 11.72(f)          $ 19.20(f)          $ 9.95(f)
Institutional: Net Assets.................................................              $ 13                $ 23           $ 86,875
     Shares Issued and Outstanding........................................                 1                   1              8,742
     Net Asset Value per share............................................           $ 11.72             $ 19.23             $ 9.94
Preferred: Net Assets.....................................................              $ 10                $ 10            $ 3,464
     Shares Issued and Outstanding........................................                 1                   1                349
     Net Asset Value per share............................................           $ 11.72             $ 19.22             $ 9.92
Select: Net Assets........................................................              $ 10                $ 11            $ 1,193
     Shares Issued and Outstanding........................................                 1                   1                121
     Net Asset Value per share............................................           $ 11.72             $ 19.21             $ 9.85

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements
(b) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (c) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value. (d) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (e)
Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value. (f) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





===================================================================================================================================
                                                                           Short-Term Income       SmallCap            SmallCap
Amounts in thousands, except per share amounts                                    Fund            Blend Fund         Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 248,176           $ 410,803          $ 544,149
Assets
Investment in securities--at value  ...................................... $ 246,590(      b)        $ 460,844(b)       $ 590,030(b)
Cash......................................................................                10               2,580                 10
Receivables:
     Capital Shares sold..................................................               793                 300                541
     Dividends and interest...............................................             2,548                 148                 96
     Expense reimbursement from Manager...................................                 3                   2                  8
     Expense reimbursement from Underwriter...............................                 -                   7                  2
     Investment securities sold...........................................                 -               2,917              3,754
Other assets..............................................................                 -                   1                  -
Prepaid expenses..........................................................                 2                   -                  -
                                                            Total Assets             249,946             466,799            594,441
Liabilities
Accrued management and investment advisory fees...........................                91                 220                281
Accrued administrative service fees.......................................                 -                   1                  -
Accrued distribution fees.................................................                13                 112                 45
Accrued service fees......................................................                 -                   1                  1
Accrued transfer and administrative fees..................................                29                 143                116
Accrued directors' expenses...............................................                 2                   -                  1
Accrued other expenses....................................................                 -                  33                  9
Payables:
     Capital Shares reacquired............................................               451                 246                388
     Dividends payable....................................................               782                   -                  -
     Investment securities purchased......................................                 -               4,031              4,318
     Variation margin on futures contracts ...............................                31                   -                  -
Collateral obligation on securities loaned, at value......................            24,324             105,154            131,479
                                                       Total Liabilities              25,723             109,941            136,638
Net Assets Applicable to Outstanding Shares...............................         $ 224,223           $ 356,858          $ 457,803
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 230,076           $ 292,585          $ 414,833
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               320                (400)              (593)
Accumulated undistributed (overdistributed) net realized gain (loss)......            (4,612)             14,632             (2,318)
Net unrealized appreciation (depreciation) of investments.................            (1,561)             50,041             45,881
                                                         Total Net Assets          $ 224,223           $ 356,858          $ 457,803
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           550,000             455,000            705,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A             $ 2,162            $ 1,291
     Shares Issued and Outstanding........................................                                   124                137
     Net Asset Value per share............................................                               $ 17.38             $ 9.43
Advisors Select: Net Assets...............................................               N/A             $ 2,644              $ 794
     Shares Issued and Outstanding........................................                                   154                 85
     Net Asset Value per share............................................                               $ 17.21             $ 9.34
Advisors Signature: Net Assets............................................               N/A               $ 235               $ 94
     Shares Issued and Outstanding........................................                                    14                 10
     Net Asset Value per share............................................                               $ 17.27             $ 9.21
Class A: Net Assets.......................................................          $ 44,235           $ 118,540          $ 109,430
     Shares Issued and Outstanding........................................             3,800               6,782             11,616
     Net Asset Value per share............................................           $ 11.64             $ 17.48             $ 9.42
     Maximum Offering Price...............................................         $ 11.94(c)          $ 18.50(a)          $ 9.97(a)
Class B: Net Assets.......................................................               N/A            $ 23,878            $ 7,587
     Shares Issued and Outstanding........................................                                 1,387                808
     Net Asset Value per share............................................                             $ 17.21(d)          $ 9.38(d)
Class C: Net Assets.......................................................           $ 5,553               $ 830              $ 931
     Shares Issued and Outstanding........................................               477                  48                 99
     Net Asset Value per share............................................         $ 11.65(d)          $ 17.46(d)          $ 9.39(d)
Class J: Net Assets.......................................................               N/A           $ 160,340           $ 37,673
     Shares Issued and Outstanding........................................                                 9,543              4,245
     Net Asset Value per share............................................                             $ 16.80(d)          $ 8.87(d)
Institutional: Net Assets.................................................         $ 174,435            $ 43,388          $ 298,565
     Shares Issued and Outstanding........................................            14,983               2,451             31,655
     Net Asset Value per share............................................           $ 11.64             $ 17.70             $ 9.43
Preferred: Net Assets.....................................................               N/A             $ 2,686            $ 1,362
     Shares Issued and Outstanding........................................                                   151                141
     Net Asset Value per share............................................                               $ 17.76             $ 9.66
Select: Net Assets........................................................               N/A             $ 2,155               $ 76
     Shares Issued and Outstanding........................................                                   122                  8
     Net Asset Value per share............................................                               $ 17.64             $ 9.60

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (b) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value. (d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






====================================================================================================================================
                                                                                SmallCap
                                                                                S&P 600            SmallCap          Ultra Short
Amounts in thousands, except per share amounts                                 Index Fund         Value Fund          Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................         $ 495,207           $ 699,013          $ 209,173
Assets
Investment in securities--at value  ......................................      $ 559,719(a)        $ 720,882(a)       $ 209,541(a)
Cash......................................................................                10                  11                173
Receivables:
     Capital Shares sold..................................................               684               1,412              1,147
     Dividends and interest...............................................               210                 308              1,628
     Expense reimbursement from Manager...................................                 -                   8                  3
     Expense reimbursement from Underwriter...............................                 3                   4                  2
     Investment securities sold...........................................                89               2,317                263
Prepaid expenses..........................................................                 -                   -                  6
                                                            Total Assets             560,715             724,942            212,763
Liabilities
Accrued management and investment advisory fees...........................                52                 348                 67
Accrued administrative service fees.......................................                19                   7                  2
Accrued distribution fees.................................................                51                  47                 22
Accrued service fees......................................................                24                   8                  3
Accrued transfer and administrative fees..................................                32                  46                 24
Accrued directors' expenses                                                                -                   1                  -
Accrued other expenses....................................................                 5                  22                  -
Payables:
     Capital Shares reacquired............................................               209                 616                643
     Dividends payable....................................................                 -                   -                846
     Investment securities purchased......................................             1,158               3,663              2,051
     Variation margin on futures contracts ...............................                 -                   -                  7
Collateral obligation on securities loaned, at value......................           127,502             153,557              3,435
                                                       Total Liabilities             129,052             158,315              7,100
Net Assets Applicable to Outstanding Shares...............................         $ 431,663           $ 566,627          $ 205,663
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 347,670           $ 511,560          $ 206,057
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               706                 799                 23
Accumulated undistributed (overdistributed) net realized gain (loss)......            18,775              32,399                (58)
Net unrealized appreciation (depreciation) of investments.................            64,512              21,869               (359)
                                                         Total Net Assets          $ 431,663           $ 566,627          $ 205,663
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           305,000             830,000            695,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 41,337            $ 13,618            $ 2,814
     Shares Issued and Outstanding........................................             2,166                 715                282
     Net Asset Value per share............................................           $ 19.09             $ 19.05             $ 9.99
Advisors Select: Net Assets...............................................          $ 24,975             $ 6,661            $ 9,311
     Shares Issued and Outstanding........................................             1,318                 353                935
     Net Asset Value per share............................................           $ 18.95             $ 18.87             $ 9.96
Advisors Signature: Net Assets............................................           $ 2,622             $ 1,554               $ 11
     Shares Issued and Outstanding........................................               140                  82                  1
     Net Asset Value per share............................................           $ 18.73             $ 18.88             $ 9.96
Class A: Net Assets.......................................................               N/A            $ 23,930           $ 27,134
     Shares Issued and Outstanding........................................                                 1,256              2,704
     Net Asset Value per share............................................                               $ 19.05            $ 10.04
     Maximum Offering Price...............................................                            $ 20.16(b)         $ 10.14(c)
Class B: Net Assets.......................................................               N/A             $ 4,846                N/A
     Shares Issued and Outstanding........................................                                   256
     Net Asset Value per share............................................                            $ 18.90(d)
Class C: Net Assets.......................................................               N/A             $ 3,310            $ 1,657
     Shares Issued and Outstanding........................................                                   174                165
     Net Asset Value per share............................................                             $ 19.01(d)         $ 10.03(d)
Class J: Net Assets.......................................................          $ 83,052            $ 73,955           $ 37,413
     Shares Issued and Outstanding........................................             4,542               4,000              3,755
     Net Asset Value per share............................................         $ 18.29(d)          $ 18.49(d)          $ 9.96(d)
Institutional: Net Assets.................................................         $ 180,000           $ 402,247          $ 125,337
     Shares Issued and Outstanding........................................             9,555              21,083             12,494
     Net Asset Value per share............................................           $ 18.84             $ 19.08            $ 10.03
Preferred: Net Assets.....................................................          $ 82,550            $ 28,951            $ 1,975
     Shares Issued and Outstanding........................................             4,296               1,507                197
     Net Asset Value per share............................................           $ 19.21             $ 19.21            $ 10.01
Select: Net Assets........................................................          $ 17,127             $ 7,555               $ 11
     Shares Issued and Outstanding........................................               892                 395                  1
     Net Asset Value per share............................................           $ 19.19             $ 19.14             $ 9.94

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements. (b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value. (c) Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value. (d)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.






===================================================================================================================================
                                                                           West Coast Equity
Amounts in thousands, except per share amounts                                    Fund
----------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................       $ 1,535,829
Assets
Investment in securities--at value  ......................................     $ 2,191,114(a)
Cash......................................................................                11
Receivables:
     Capital Shares sold..................................................             2,320
     Dividends and interest...............................................               825
     Expense reimbursement from Manager...................................                 2
     Investment securities sold...........................................             3,500
Prepaid directors' expenses...............................................                 4
                                                            Total Assets           2,197,776
Liabilities
Accrued management and investment advisory fees...........................               717
Accrued distribution fees.................................................               360
Accrued transfer and administrative fees..................................               326
Accrued other expenses....................................................                29
Payables:
     Capital Shares reacquired............................................             1,881
     Investment securities purchased......................................               880
Collateral obligation on securities loaned, at value......................           366,519
                                                       Total Liabilities             370,712
Net Assets Applicable to Outstanding Shares...............................       $ 1,827,064
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 1,106,975
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             2,656
Accumulated undistributed (overdistributed) net realized gain (loss)......            62,004
Net unrealized appreciation (depreciation) of investments.................           655,429
                                                         Total Net Assets        $ 1,827,064
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           600,000
Net Asset Value Per Share:
Class A: Net Assets.......................................................         $ 915,849
     Shares Issued and Outstanding........................................            20,351
     Net Asset Value per share............................................           $ 45.00
     Maximum Offering Price...............................................        $ 47.62(b)
Class B: Net Assets.......................................................         $ 186,845
     Shares Issued and Outstanding........................................             4,707
     Net Asset Value per share............................................        $ 39.69(c)
Class C: Net Assets.......................................................          $ 20,803
     Shares Issued and Outstanding........................................               522
     Net Asset Value per share............................................         $ 39.86(c)
Institutional: Net Assets.................................................         $ 703,567
     Shares Issued and Outstanding........................................            15,485
     Net Asset Value per share............................................           $ 45.44

(a)       Includes fair market value of securities loaned, see "Securities
          Lending" in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six months ended April 30, 2007 (unaudited)



                                                                         Bond & Mortgage       Disciplined          Diversified
                                                                           Securities            LargeCap          International
Amounts in thousands                                                          Fund              Blend Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -             $ 19,280             $ 19,340
     Withholding tax on foreign dividends............................                   -                    -               (2,110)
     Interest........................................................              61,410                  122                  378
     Securities lending..............................................               1,279                   80                  191
                                                          Total Income             62,689               19,482               17,799
Expenses:
     Management and investment advisory fees.........................               5,578                6,646                6,845
     Distribution fees - Advisors Preferred..........................                  70                   10                   72
     Distribution fees - Advisors Select.............................                  67                    3                   38
     Distribution fees - Advisors Signature..........................                   9                    2                    9
     Distribution fees - Class A.....................................                 208                  529                  588
     Distribution fees - Class B.....................................                 121                  234                  260
     Distribution fees - Class C.....................................                   1                    7                   24
     Distribution fees - Class J.....................................                 608                  N/A                  543
     Distribution fees - Select......................................                  10                    2                   11
     Administrative service fees - Advisors Preferred................                  42                    6                   43
     Administrative service fees - Advisors Select...................                  44                    2                   26
     Administrative service fees - Advisors Signature................                   7                    2                    8
     Administrative service fees - Preferred.........................                  52                    1                   35
     Administrative service fees - Select............................                  14                    3                   14
     Registration fees - Class A.....................................                  12                   10                   14
     Registration fees - Class B.....................................                  12                   10                   11
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                  12                  N/A                   13
     Service fees - Advisors Preferred...............................                  47                    7                   49
     Service fees - Advisors Select..................................                  55                    2                   32
     Service fees - Advisors Signature...............................                   7                    2                    7
     Service fees - Preferred........................................                  71                    1                   48
     Service fees - Select...........................................                  16                    4                   16
     Shareholder reports - Class A...................................                  14                   20                   36
     Shareholder reports - Class B...................................                   4                    7                    6
     Shareholder reports - Class J...................................                  25                  N/A                   21
     Transfer and administrative fees - Class A......................                 188                  266                  498
     Transfer and administrative fees - Class B......................                  51                   88                   93
     Transfer and administrative fees - Class C......................                   4                    4                    5
     Transfer and administrative fees - Class J......................                 201                  N/A                  146
     Auditing and legal fees.........................................                   -                    4                    5
     Custodian fees..................................................                   -                    4                  136
     Directors' expenses.............................................                   -                    7                    4
     Other expenses..................................................                   2                    2                    6
                                                  Total Gross Expenses              7,559                7,892                9,669
     Less: Reimbursement from Manager - Class A......................                  72                  101                  133
     Less: Reimbursement from Manager - Class B......................                  54                   15                    -
     Less: Reimbursement from Manager - Class C......................                  11                   10                    8
     Less: Reimbursement from Underwriter - Class J..................                  41                  N/A                   37
                                                    Total Net Expenses              7,381                7,766                9,491
                                Net Investment Income (Operating Loss)             55,308               11,716                8,308

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (includes foreign tax refund of $0, $0 and $27,
     respectively)...................................................               3,920              360,441              199,221
     Foreign currency transactions...................................                   -                    -                 (397)
     Futures contracts...............................................                 (38)                   -                    -
     Options.........................................................                 (14)                   -                    -
     Swap agreements.................................................              (1,675)                   -                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               3,136             (188,369)              31,196
     Futures contracts...............................................                (325)                   -                    -
     Options and swaptions...........................................                 445                     -                   -
     Swap agreements.................................................              (3,399)                   -                    -
     Translation of assets and liabilities in foreign currencies.....                   -                    -                  114
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              2,050              172,072              230,134
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 57,358            $ 183,788            $ 238,442









                                                                                                Government          High Quality
                                                                          Equity Income       & High Quality     Intermediate-Term
Amounts in thousands                                                         Fund I             Bond Fund            Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................            $ 46,796                  $ -                  $ -
     Interest........................................................               5,241                9,763                4,092
     Securities lending..............................................                 143                   83                   45
                                                          Total Income             52,180                9,846                4,137
Expenses:
     Management and investment advisory fees.........................              10,506                  764                  303
     Distribution fees - Advisors Preferred..........................                 N/A                   11                   62
     Distribution fees - Advisors Select.............................                 N/A                   14                    7
     Distribution fees - Advisors Signature..........................                 N/A                    1                    1
     Distribution fees - Class A.....................................               2,089                  249                  N/A
     Distribution fees - Class B.....................................               1,782                  182                  N/A
     Distribution fees - Class C.....................................               1,341                    -                  N/A
     Distribution fees - Class J.....................................                 N/A                  261                   89
     Distribution fees - Select......................................                 N/A                    1                    1
     Administrative service fees - Advisors Preferred................                 N/A                    7                   37
     Administrative service fees - Advisors Select...................                 N/A                    9                    5
     Administrative service fees - Advisors Signature................                 N/A                    1                    1
     Administrative service fees - Preferred.........................                 N/A                    7                   22
     Administrative service fees - Select............................                 N/A                    2                    2
     Registration fees - Class A.....................................                   7                   12                  N/A
     Registration fees - Class B.....................................                   7                   11                  N/A
     Registration fees - Class C.....................................                   7                    7                  N/A
     Registration fees - Class J.....................................                 N/A                   10                    9
     Service fees - Advisors Preferred...............................                 N/A                    8                   42
     Service fees - Advisors Select..................................                 N/A                   11                    6
     Service fees - Advisors Signature...............................                 N/A                    1                    1
     Service fees - Preferred........................................                 N/A                   10                   30
     Service fees - Select...........................................                 N/A                    2                    2
     Shareholder reports - Class A...................................                  30                   16                  N/A
     Shareholder reports - Class B...................................                  16                    4                  N/A
     Shareholder reports - Class C...................................                   6                    -                  N/A
     Shareholder reports - Class J...................................                 N/A                   12                    3
     Transfer and administrative fees - Class A......................                 487                  191                  N/A
     Transfer and administrative fees - Class B......................                 241                   54                  N/A
     Transfer and administrative fees - Class C......................                  97                    4                  N/A
     Transfer and administrative fees - Class J......................                 N/A                  107                   36
     Auditing and legal fees.........................................                  13                    -                    -
     Custodian fees..................................................                  18                    -                    -
     Directors' expenses ............................................                  21                    -                    -
     Registration fees (a)...........................................                  65                    -                    -
     Shareholder reports(a)..........................................                  50                    -                    -
     Transfer and administrative fees (a)............................                  53                    -                    -
     Other expenses..................................................                  21                    -                    -
                                                  Total Gross Expenses             16,857                1,969                  659
     Less: Reimbursement from Manager - Class C......................                   -                   12                  N/A
     Less: Reimbursement from Underwriter - Class J..................                 N/A                   17                    6
                                                    Total Net Expenses             16,857                1,940                  653
                                Net Investment Income (Operating Loss)             35,323                7,906                3,484

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................             293,316                   27                  354
     Futures contracts...............................................                   -                  (25)                 (43)
     Options.........................................................                   -                  (67)                  (1)
     Swap agreements.................................................                   -                  142                 (159)
Change in unrealized appreciation/depreciation of:
     Investments.....................................................              47,660                  758                 (178)
     Futures contracts...............................................                   -                  232                   (1)
     Options and swaptions...........................................                   -                     -                  33
     Swap agreements.................................................                   -                (111)                  (36)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            340,976                  956                  (31)
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 376,299              $ 8,862              $ 3,453


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.






Amounts in thousands                                                     High Yield Fund    High Yield Fund II      Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -              $ 4,897                  $ -
     Withholding tax on foreign dividends............................                   -                  (77)                   -
     Interest........................................................               4,081               46,381               36,147
     Securities lending..............................................                   7                   87                   46
                                                          Total Income              4,088               51,288               36,193
Expenses:
     Management and investment advisory fees.........................                 336                3,564                3,017
     Distribution fees - Class A.....................................                 N/A                  660                  177
     Distribution fees - Class B.....................................                 N/A                  431                  474
     Distribution fees - Class C.....................................                 N/A                  515                   52
     Registration fees - Class A.....................................                 N/A                    8                    8
     Registration fees - Class B.....................................                 N/A                    7                    7
     Registration fees - Class C.....................................                 N/A                    7                    7
     Shareholder reports - Class A...................................                 N/A                    7                    4
     Shareholder reports - Class B...................................                 N/A                    2                    3
     Shareholder reports - Class C...................................                 N/A                    1                    -
     Transfer and administrative fees - Class A......................                 N/A                   62                   77
     Transfer and administrative fees - Class B......................                 N/A                   34                   56
     Transfer and administrative fees - Class C......................                 N/A                   17                    8
     Auditing and legal fees.........................................                   -                   14                   12
     Custodian fees..................................................                   -                    1                    8
     Directors' expenses.............................................                   -                    6                    7
     Registration fees (a)...........................................                   -                   18                   18
     Shareholder reports (a).........................................                   -                    5                   15
     Transfer and administrative fees (a)............................                   -                    6                    5
     Other expenses..................................................                   -                    5                    9
                                                  Total Gross Expenses                336                5,370                3,964
     Less: Reimbursement from Manager - Class C......................                 N/A                    -                    9
                                                    Total Net Expenses                336                5,370                3,955
                                Net Investment Income (Operating Loss)              3,752               45,918               32,238

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                 352               13,528                 (226)
     Foreign currency transactions...................................                   -                   32                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               2,052               34,038                5,330
     Translation of assets and liabilities in foreign currencies.....                   -                    5                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              2,404               47,603                5,104
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 6,156             $ 93,521             $ 37,342

    .....
(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.
..........






                                                                                              International        International
                                                                            Inflation            Emerging              Growth
Amounts in thousands                                                     Protection Fund       Markets Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -              $ 6,839             $ 17,275
     Withholding tax on foreign dividends............................                   -                 (562)              (1,897)
     Interest........................................................               5,428                  450                  579
     Securities lending..............................................                  110                 112                  451
                                                          Total Income              5,538                6,839               16,408
Expenses:
     Management and investment advisory fees.........................                 462                3,552                7,413
     Distribution fees - Advisors Preferred..........................                   1                   12                   39
     Distribution fees - Advisors Select.............................                   1                   10                   22
     Distribution fees - Advisors Signature..........................                   -                    4                    5
     Distribution fees - Class A.....................................                   6                  120                  N/A
     Distribution fees - Class B.....................................                 N/A                   72                  N/A
     Distribution fees - Class C.....................................                   -                    3                  N/A
     Distribution fees - Class J.....................................                  15                  409                  173
     Distribution fees - Select......................................                   -                    2                   10
     Administrative service fees - Advisors Preferred................                   1                    7                   23
     Administrative service fees - Advisors Select...................                   1                    6                   14
     Administrative service fees - Advisors Signature................                   -                    3                    4
     Administrative service fees - Preferred.........................                   -                    9                   11
     Administrative service fees - Select............................                   -                    3                   13
     Registration fees - Class A.....................................                  11                   13                  N/A
     Registration fees - Class B.....................................                 N/A                   11                  N/A
     Registration fees - Class C.....................................                   7                    7                  N/A
     Registration fees - Class J.....................................                  10                   10                    9
     Service fees - Advisors Preferred...............................                   1                    8                   27
     Service fees - Advisors Select..................................                   1                    8                   18
     Service fees - Advisors Signature...............................                   -                    3                    3
     Service fees - Preferred........................................                   -                   13                   15
     Service fees - Select...........................................                   -                    3                   15
     Shareholder reports - Class A...................................                   -                    9                  N/A
     Shareholder reports - Class B...................................                 N/A                    2                  N/A
     Shareholder reports - Class J...................................                   1                   13                    6
     Transfer and administrative fees - Class A......................                   7                  120                  N/A
     Transfer and administrative fees - Class B......................                 N/A                   31                  N/A
     Transfer and administrative fees - Class C......................                   4                    4                  N/A
     Transfer and administrative fees - Class J......................                   9                  102                   55
     Other expenses..................................................                   -                    -                    1
                                                  Total Gross Expenses                538                4,569                7,876
     Less: Reimbursement from Manager - Class A......................                  13                    -                  N/A
     Less: Reimbursement from Manager - Class C......................                  11                   10                  N/A
     Less: Reimbursement from Manager - Class J......................                  11                    -                    -
     Less: Reimbursement from Underwriter - Class J..................                   1                   28                   12
                                                    Total Net Expenses                502                4,531                7,864
                                Net Investment Income (Operating Loss)              5,036                2,308                8,544

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (includes foreign tax refund of $0, $53 and $0,
     respectively)...................................................              (1,715)              46,497              105,440
     Foreign currency transactions...................................                   -                 (691)                 (39)
     Futures contracts...............................................                   3                    -                    -
     Options.........................................................                  (1)                   -                    -
     Swap agreements.................................................                 439                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               2,020                    -              109,064
     Investments (net of deferred foreign tax payable of $0, $154 and
$0,
     respectively)...................................................                   -               65,248                    -
     Swap agreements.................................................                (173)                   -                    -
     Translation of assets and liabilities in foreign currencies.....                   -                   (3)                  97
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies                573              111,051              214,562
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 5,609            $ 113,359            $ 223,106







                                                                                                 LargeCap
                                                                             LargeCap         S&P 500 Index           LargeCap
Amounts in thousands                                                       Growth Fund             Fund              Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................            $ 12,009              $ 9,413              $ 9,030
     Interest........................................................               3,032                  733                  161
     Securities lending..............................................                  83                   45                   25
                                                          Total Income             15,124               10,191                9,216
Expenses:
     Management and investment advisory fees.........................               7,334                  733                1,682
     Distribution fees - Advisors Preferred..........................                  49                  175                    4
     Distribution fees - Advisors Select.............................                  28                  112                    7
     Distribution fees - Advisors Signature..........................                  12                   13                    1
     Distribution fees - Class A.....................................                 444                   61                  355
     Distribution fees - Class B.....................................                 343                  N/A                  110
     Distribution fees - Class C.....................................                   9                    1                    -
     Distribution fees - Class J.....................................                  89                  958                  136
     Distribution fees - Select......................................                   9                   24                    1
     Administrative service fees - Advisors Preferred................                  30                  105                    2
     Administrative service fees - Advisors Select...................                  18                   74                    5
     Administrative service fees - Advisors Signature................                  10                   11                    1
     Administrative service fees - Preferred.........................                  33                  117                    7
     Administrative service fees - Select............................                  11                   31                    1
     Registration fees - Class A.....................................                  11                   11                   12
     Registration fees - Class B.....................................                  11                  N/A                   11
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                   8                   13                    9
     Service fees - Advisors Preferred...............................                  33                  119                    3
     Service fees - Advisors Select..................................                  23                   93                    6
     Service fees - Advisors Signature...............................                   9                   10                    1
     Service fees - Preferred........................................                  45                  159                    9
     Service fees - Select...........................................                  13                   36                    1
     Shareholder reports - Class A...................................                  43                    9                   25
     Shareholder reports - Class B...................................                  15                  N/A                    4
     Shareholder reports - Class J...................................                   4                   32                    5
     Transfer and administrative fees - Class A......................                 555                  118                  299
     Transfer and administrative fees - Class B......................                 180                  N/A                   52
     Transfer and administrative fees - Class C......................                   5                    4                    4
     Transfer and administrative fees - Class J......................                  35                  250                   41
     Auditing and legal fees.........................................                   4                    -                    -
     Custodian fees..................................................                   4                    -                    -
     Directors' expenses.............................................                  14                    -                    -
     Other expenses..................................................                   7                    -                    -
                                                  Total Gross Expenses              9,445                3,276                2,801
     Less: Reimbursement from Manager - Class C......................                   9                   11                   11
     Less: Reimbursement from Underwriter - Class J..................                   6                   64                    9
                                                    Total Net Expenses              9,430                3,201                2,781
                                Net Investment Income (Operating Loss)              5,694                6,990                6,435

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................             183,523                3,753               28,345
     Futures contracts...............................................                   -                2,460                   58
Change in unrealized appreciation/depreciation of:
     Investments.....................................................             (68,167)              67,135               28,980
     Futures contracts...............................................                   -                 (709)                 591
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            115,356               72,639               57,974
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 121,050             $ 79,629             $ 64,409







                                                                                                                       MidCap
                                                                             MidCap               MidCap              S&P 400
Amounts in thousands                                                       Blend Fund          Growth Fund           Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................             $ 4,456                 $ 69              $ 1,641
     Interest........................................................                  99                   23                  129
     Securities lending..............................................                  70                    6                   29
                                                          Total Income              4,625                   98                1,799
Expenses:
     Management and investment advisory fees.........................               2,708                  101                  139
     Distribution fees - Advisors Preferred..........................                   9                    2                   43
     Distribution fees - Advisors Select.............................                   4                    3                   38
     Distribution fees - Advisors Signature..........................                   1                    -                    5
     Distribution fees - Class A.....................................                 681                  N/A                  N/A
     Distribution fees - Class B.....................................                 329                  N/A                  N/A
     Distribution fees - Class C.....................................                   2                  N/A                  N/A
     Distribution fees - Class J.....................................                 429                   52                   94
     Distribution fees - Select......................................                   3                    -                    7
     Administrative service fees - Advisors Preferred................                   5                    1                   26
     Administrative service fees - Advisors Select...................                   3                    2                   26
     Administrative service fees - Advisors Signature................                   1                    -                    4
     Administrative service fees - Preferred.........................                  13                    1                   30
     Administrative service fees - Select............................                   4                    -                    9
     Registration fees - Class A.....................................                  14                  N/A                  N/A
     Registration fees - Class B.....................................                  11                  N/A                  N/A
     Registration fees - Class C.....................................                   7                  N/A                  N/A
     Registration fees - Class J.....................................                  10                    7                    8
     Service fees - Advisors Preferred...............................                   6                    1                   29
     Service fees - Advisors Select..................................                   3                    3                   32
     Service fees - Advisors Signature...............................                   1                    -                    4
     Service fees - Preferred........................................                  18                    1                   42
     Service fees - Select...........................................                   4                    -                   10
     Shareholder reports - Class A...................................                  47                  N/A                  N/A
     Shareholder reports - Class B...................................                   9                  N/A                  N/A
     Shareholder reports - Class J...................................                  16                    2                    3
     Transfer and administrative fees - Class A......................                 568                  N/A                  N/A
     Transfer and administrative fees - Class B......................                 118                  N/A                  N/A
     Transfer and administrative fees - Class C......................                   4                  N/A                  N/A
     Transfer and administrative fees - Class J......................                 125                   26                   32
     Other expenses..................................................                   1                    -                    -
                                                  Total Gross Expenses              5,154                  202                  581
     Less: Reimbursement from Manager - Class A......................                 244                  N/A                  N/A
     Less: Reimbursement from Manager - Class B......................                 235                  N/A                  N/A
     Less: Reimbursement from Manager - Class C......................                  11                  N/A                  N/A
     Less: Reimbursement from Underwriter - Class J..................                  29                    3                    6
                                                    Total Net Expenses              4,635                  199                  575
                                Net Investment Income (Operating Loss)                (10)                (101)               1,224

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              37,354                  869                4,972
     Futures contracts...............................................                   -                    -                  381
Change in unrealized appreciation/depreciation of:
     Investments.....................................................              63,349                2,190               13,963
     Futures contracts...............................................                   -                    -                  (69)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            100,703                3,059               19,247
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 100,693              $ 2,958             $ 20,471







                                                                                                  MidCap               Money
Amounts in thousands                                                    MidCap Stock Fund       Value Fund          Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................             $ 8,878              $ 1,290                  $ -
     Interest........................................................               1,176                   20               42,420
     Securities lending..............................................                  43                   16                    -
                                                          Total Income             10,097                1,326               42,420
Expenses:
     Management and investment advisory fees.........................               3,553                  478                3,055
     Distribution fees - Advisors Preferred..........................                 N/A                    1                   23
     Distribution fees - Advisors Select.............................                 N/A                    2                   23
     Distribution fees - Advisors Signature..........................                 N/A                    -                    6
     Distribution fees - Class A.....................................                 300                  N/A                  N/A
     Distribution fees - Class B.....................................                 161                  N/A                  102
     Distribution fees - Class C.....................................                  48                  N/A                   20
     Distribution fees - Class J.....................................                 N/A                  342                  199
     Distribution fees - Select......................................                 N/A                    1                    4
     Administrative service fees - Advisors Preferred................                 N/A                    1                   14
     Administrative service fees - Advisors Select...................                 N/A                    1                   15
     Administrative service fees - Advisors Signature................                 N/A                    -                    5
     Administrative service fees - Preferred.........................                 N/A                    2                   30
     Administrative service fees - Select............................                 N/A                    1                    5
     Registration fees - Class A.....................................                   8                  N/A                   27
     Registration fees - Class B.....................................                   7                  N/A                   16
     Registration fees - Class C.....................................                   7                  N/A                   11
     Registration fees - Class J.....................................                 N/A                    9                    9
     Service fees - Advisors Preferred...............................                 N/A                    1                   16
     Service fees - Advisors Select..................................                 N/A                    2                   19
     Service fees - Advisors Signature...............................                 N/A                    -                    4
     Service fees - Preferred........................................                 N/A                    2                   40
     Service fees - Select...........................................                 N/A                    1                    6
     Shareholder reports - Class A...................................                   3                  N/A                   21
     Shareholder reports - Class B...................................                   2                  N/A                    1
     Shareholder reports - Class J...................................                 N/A                   11                   30
     Transfer and administrative fees - Class A......................                  51                  N/A                  307
     Transfer and administrative fees - Class B......................                  39                  N/A                   17
     Transfer and administrative fees - Class C......................                   9                  N/A                    6
     Transfer and administrative fees - Class J......................                 N/A                   99                  270
     Auditing and legal fees.........................................                  13                    -                    5
     Custodian fees..................................................                   7                    -                    4
     Directors' expenses.............................................                   5                    -                    7
     Registration fees (a)...........................................                  10                    -                    -
     Shareholder reports (a).........................................                   9                    -                    -
     Transfer and administrative fees (a)............................                   7                    -                    -
     Other expenses..................................................                   5                    -                    9
                                                  Total Gross Expenses              4,244                  954                4,326
     Less: Reimbursement from Manager - Class B......................                   -                  N/A                    8
     Less: Reimbursement from Manager - Class C......................                   8                  N/A                    9
     Less: Reimbursement from Underwriter - Class J..................                 N/A                   23                  N/A
                                                    Total Net Expenses              4,236                  931                4,309
                                Net Investment Income (Operating Loss)              5,861                  395               38,111

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              75,180                7,295                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................              27,618                8,209                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            102,798               15,504                    -
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 108,659             $ 15,899             $ 38,111



(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.






                                                                                                 Partners             Partners
                                                                            Mortgage              Global           International
Amounts in thousands                                                     Securities Fund       Equity Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -                $ 336             $ 16,853
     Withholding tax on foreign dividends............................                   -                  (33)              (1,878)
     Interest........................................................              45,311                    6                  755
     Securities lending..............................................                   7                    2                  190
                                                          Total Income             45,318                  311               15,920
Expenses:
     Management and investment advisory fees.........................               4,206                  159                6,883
     Distribution fees - Advisors Preferred..........................                 N/A                    2                   22
     Distribution fees - Advisors Select.............................                 N/A                    2                   24
     Distribution fees - Advisors Signature..........................                 N/A                    1                    4
     Distribution fees - Class A.....................................                 119                  N/A                  N/A
     Distribution fees - Class B.....................................                 392                  N/A                  N/A
     Distribution fees - Class C.....................................                  40                  N/A                  N/A
     Distribution fees - Select......................................                 N/A                    1                    5
     Administrative service fees - Advisors Preferred................                 N/A                    1                   13
     Administrative service fees - Advisors Select...................                 N/A                    2                   16
     Administrative service fees - Advisors Signature................                 N/A                    1                    3
     Administrative service fees - Preferred.........................                 N/A                    -                   15
     Administrative service fees - Select............................                 N/A                    1                    7
     Registration fees - Class A.....................................                   8                  N/A                  N/A
     Registration fees - Class B.....................................                   7                  N/A                  N/A
     Registration fees - Class C.....................................                   7                  N/A                  N/A
     Service fees - Advisors Preferred...............................                 N/A                    1                   15
     Service fees - Advisors Select..................................                 N/A                    2                   20
     Service fees - Advisors Signature...............................                 N/A                    1                    3
     Service fees - Preferred........................................                 N/A                    -                   20
     Service fees - Select...........................................                 N/A                    1                    8
     Shareholder reports - Class A...................................                   3                  N/A                  N/A
     Shareholder reports - Class B...................................                   3                  N/A                  N/A
     Transfer and administrative fees - Class A......................                  68                  N/A                  N/A
     Transfer and administrative fees - Class B......................                  58                  N/A                  N/A
     Transfer and administrative fees - Class C......................                   6                  N/A                  N/A
     Auditing and legal fees.........................................                  13                    -                    -
     Custodian fees..................................................                  13                    -                    -
     Directors' expenses.............................................                   9                    -                    -
     Registration fees...............................................                  15                    -                    -
     Shareholder reports.............................................                  11                    -                    -
     Transfer and administrative fees................................                   8                    -                    -
     Other expenses..................................................                  17                    -                    2
                                                  Total Gross Expenses              5,003                  175                7,060
     Less: Reimbursement from Manager - Class A......................                   3                  N/A                  N/A
     Less: Reimbursement from Manager - Class B......................                   4                  N/A                  N/A
     Less: Reimbursement from Manager - Class C......................                   9                  N/A                  N/A
                                                    Total Net Expenses              4,987                  175                7,060
                                Net Investment Income (Operating Loss)             40,331                  136                8,860

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                (643)               1,091               81,454
     Foreign currency transactions...................................                   -                    8                 (318)
     Futures contracts...............................................                   -                    -                1,992
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               4,188                1,668              101,344
     Futures contracts...............................................                   -                    -                1,260
     Translation of assets and liabilities in foreign currencies.....                   -                    -                1,622
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              3,545                2,767              187,354
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 43,876              $ 2,903            $ 196,214









                                                                       Partners  LargeCap   Partners  LargeCap   Partners LargeCap
Amounts in thousands                                                       Blend Fund          Blend Fund I        Growth Fund I
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................             $ 8,577              $ 4,463              $ 8,699
     Interest........................................................                 113                  237                  438
     Securities lending..............................................                  48                   40                  106
                                                          Total Income              8,738                4,740                9,243
Expenses:
     Management and investment advisory fees.........................               3,616                1,212                4,902
     Distribution fees - Advisors Preferred..........................                  41                    5                   34
     Distribution fees - Advisors Select.............................                  46                    7                   26
     Distribution fees - Advisors Signature..........................                   4                    1                    2
     Distribution fees - Class A.....................................                  77                  173                   63
     Distribution fees - Class B.....................................                 123                   78                   65
     Distribution fees - Class C.....................................                   1                    -                    -
     Distribution fees - Class J.....................................                 306                  128                  103
     Distribution fees - Select......................................                   7                    1                    2
     Administrative service fees - Advisors Preferred................                  25                    3                   20
     Administrative service fees - Advisors Select...................                  31                    4                   17
     Administrative service fees - Advisors Signature................                   3                    1                    2
     Administrative service fees - Preferred.........................                  25                    3                   16
     Administrative service fees - Select............................                   9                    2                    3
     Registration fees - Class A.....................................                  11                   11                   10
     Registration fees - Class B.....................................                  10                   10                   11
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                   9                    8                    9
     Service fees - Advisors Preferred...............................                  28                    3                   23
     Service fees - Advisors Select..................................                  39                    6                   22
     Service fees - Advisors Signature...............................                   3                    1                    1
     Service fees - Preferred........................................                  34                    4                   21
     Service fees - Select...........................................                  10                    2                    4
     Shareholder reports - Class A...................................                   7                   20                    9
     Shareholder reports - Class B...................................                   3                    3                    3
     Shareholder reports - Class J...................................                   9                    4                    4
     Transfer and administrative fees - Class A......................                  97                  240                  119
     Transfer and administrative fees - Class B......................                  38                   48                   37
     Transfer and administrative fees - Class C......................                   4                    4                    4
     Transfer and administrative fees - Class J......................                  70                   30                   40
     Other expenses..................................................                   1                    -                    1
                                                  Total Gross Expenses              4,694                2,019                5,580
     Less: Reimbursement from Manager - Class C......................                  11                   11                   12
     Less: Reimbursement from Underwriter - Class J..................                  21                    9                    7
                                                    Total Net Expenses              4,662                1,999                5,561
                                Net Investment Income (Operating Loss)              4,076                2,741                3,682

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              44,158               16,227               33,482
     Futures contracts...............................................                 244                  513                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................              34,895               26,009               78,396
     Futures contracts...............................................                  47                  (36)                   -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             79,344               42,713              111,878
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 83,420             $ 45,454            $ 115,560







                                                                            Partners             Partners             Partners
                                                                         LargeCap Growth      LargeCap Value       LargeCap Value
Amounts in thousands                                                         Fund II               Fund                Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................             $ 4,521             $ 32,187              $ 7,595
     Interest........................................................                 219                2,155                  418
     Securities lending..............................................                  46                  156                   40
                                                          Total Income              4,786               34,498                8,053
Expenses:
     Management and investment advisory fees.........................               3,840               10,044                2,972
     Distribution fees - Advisors Preferred..........................                  11                  127                    7
     Distribution fees - Advisors Select.............................                  20                   97                    9
     Distribution fees - Advisors Signature..........................                   1                   12                    9
     Distribution fees - Class A.....................................                   1                   84                  N/A
     Distribution fees - Class B.....................................                 N/A                  111                  N/A
     Distribution fees - Class C.....................................                   -                    1                  N/A
     Distribution fees - Class J.....................................                  51                  288                  N/A
     Distribution fees - Select......................................                   9                   24                    1
     Administrative service fees - Advisors Preferred................                   7                   76                    4
     Administrative service fees - Advisors Select...................                  13                   65                    6
     Administrative service fees - Advisors Signature................                   1                   10                    7
     Administrative service fees - Preferred.........................                  10                   68                    5
     Administrative service fees - Select............................                  12                   31                    1
     Registration fees - Class A.....................................                  11                   10                  N/A
     Registration fees - Class B.....................................                 N/A                   10                  N/A
     Registration fees - Class C.....................................                   7                    7                  N/A
     Registration fees - Class J.....................................                   9                   11                  N/A
     Service fees - Advisors Preferred...............................                   7                   86                    5
     Service fees - Advisors Select..................................                  17                   81                    7
     Service fees - Advisors Signature...............................                   1                    9                    6
     Service fees - Preferred........................................                  13                   92                    6
     Service fees - Select...........................................                  14                   36                    2
     Shareholder reports - Class A...................................                   -                    8                  N/A
     Shareholder reports - Class B...................................                 N/A                    3                  N/A
     Shareholder reports - Class J...................................                   3                    9                  N/A
     Transfer and administrative fees - Class A......................                   5                  102                  N/A
     Transfer and administrative fees - Class B......................                 N/A                   39                  N/A
     Transfer and administrative fees - Class C......................                   4                    4                  N/A
     Transfer and administrative fees - Class J......................                  22                   73                  N/A
     Other expenses..................................................                   1                    3                    1
                                                  Total Gross Expenses              4,090               11,621                3,048
     Less: Reimbursement from Manager - Class A......................                  15                    -                  N/A
     Less: Reimbursement from Manager - Class C......................                  11                   11                  N/A
     Less: Reimbursement from Manager - Class J......................                   3                    -                  N/A
     Less: Reimbursement from Underwriter - Class J..................                   4                   20                  N/A
                                                    Total Net Expenses              4,057               11,590                3,048
                                Net Investment Income (Operating Loss)                729               22,908                5,005

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              58,634               98,875               11,930
     Foreign currency transactions...................................                (363)                   -                    -
     Futures contracts...............................................              (2,545)               1,452                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................             (15,575)             105,387               54,806
     Futures contracts...............................................                 (46)                 (36)                   -
     Translation of assets and liabilities in foreign currencies.....                  28                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             40,133              205,678               66,736
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 40,862            $ 228,586             $ 71,741







                                                                                Partners          Partners         Partners MidCap
                                                                             LargeCap Value     MidCap Growth          Growth
Amounts in thousands                                                             Fund II            Fund               Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................               $ 3,159             $ 1,305             $ 1,301
     Interest........................................................                    43                 161                  22
     Securities lending..............................................                    14                 150                 191
                                                                Total Income          3,216               1,616               1,514
Expenses:
     Management and investment advisory fees.........................                 1,078               2,598               1,330
     Distribution fees - Advisors Preferred..........................                     3                  37                   2
     Distribution fees - Advisors Select.............................                     1                  18                   2
     Distribution fees - Advisors Signature..........................                     -                   1                   -
     Distribution fees - Class A.....................................                   N/A                  36                   3
     Distribution fees - Class B.....................................                   N/A                  52                 N/A
     Distribution fees - Class J.....................................                   N/A                  72                 N/A
     Distribution fees - Select......................................                     -                  10                   1
     Administrative service fees - Advisors Preferred................                     2                  22                   1
     Administrative service fees - Advisors Select...................                     1                  12                   2
     Administrative service fees - Advisors Signature................                     -                   1                   -
     Administrative service fees - Preferred.........................                     1                  15                   1
     Administrative service fees - Select............................                     -                  13                   1
     Registration fees - Class A.....................................                   N/A                  11                  12
     Registration fees - Class B.....................................                   N/A                  10                 N/A
     Registration fees - Class C.....................................                   N/A                   7                   7
     Registration fees - Class J.....................................                   N/A                   7                 N/A
     Service fees - Advisors Preferred...............................                     2                  25                   1
     Service fees - Advisors Select..................................                     1                  15                   2
     Service fees - Advisors Signature...............................                     -                   1                   -
     Service fees - Preferred........................................                     2                  21                   1
     Service fees - Select...........................................                     -                  14                   1
     Shareholder reports - Class A...................................                   N/A                   4                   -
     Shareholder reports - Class B...................................                   N/A                   2                 N/A
     Shareholder reports - Class J...................................                   N/A                   3                 N/A
     Transfer and administrative fees - Class A......................                   N/A                  66                   8
     Transfer and administrative fees - Class B......................                   N/A                  24                 N/A
     Transfer and administrative fees - Class C......................                   N/A                   4                   4
     Transfer and administrative fees - Class J......................                   N/A                  28                 N/A
                                                        Total Gross Expenses          1,091               3,129               1,379
     Less: Reimbursement from Manager - Class A......................                   N/A                   8                  14
     Less: Reimbursement from Manager - Class B......................                   N/A                   8                 N/A
     Less: Reimbursement from Manager - Class C......................                   N/A                  11                  11
     Less: Reimbursement from Underwriter - Class J..................                   N/A                   5                 N/A
                                                          Total Net Expenses          1,091               3,097               1,354
                                      Net Investment Income (Operating Loss)          2,125              (1,481)                160

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                 4,687              14,263              15,240
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                15,037              41,811              15,510
                      Net Realized and Unrealized Gain (Loss) on Investments
                                                      and Foreign Currencies         19,724              56,074              30,750
             Net Increase (Decrease) in Net Assets Resulting from Operations       $ 21,849            $ 54,593            $ 30,910







                                                                         Partners MidCap                              Partners
                                                                             Growth          Partners MidCap           MidCap
Amounts in thousands                                                         Fund II            Value Fund          Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................             $ 1,555              $ 6,378              $ 7,804
     Interest........................................................                 161                  224                  284
     Securities lending..............................................                 101                  154                   62
                                                          Total Income              1,817                6,756                8,150
Expenses:
     Management and investment advisory fees.........................               2,926                3,663                4,394
     Distribution fees - Advisors Preferred..........................                  14                   43                   16
     Distribution fees - Advisors Select.............................                   3                   38                    7
     Distribution fees - Advisors Signature..........................                   4                    3                    5
     Distribution fees - Class A.....................................                 N/A                   14                  N/A
     Distribution fees - Class B.....................................                 N/A                    7                  N/A
     Distribution fees - Class J.....................................                 N/A                  254                  N/A
     Distribution fees - Select......................................                   4                   11                    3
     Administrative service fees - Advisors Preferred................                   8                   26                    9
     Administrative service fees - Advisors Select...................                   2                   25                    5
     Administrative service fees - Advisors Signature................                   3                    2                    4
     Administrative service fees - Preferred.........................                   3                   15                    6
     Administrative service fees - Select............................                   6                   14                    4
     Registration fees - Class A.....................................                 N/A                   11                  N/A
     Registration fees - Class B.....................................                 N/A                   11                  N/A
     Registration fees - Class C.....................................                 N/A                    7                  N/A
     Registration fees - Class J.....................................                 N/A                    9                  N/A
     Service fees - Advisors Preferred...............................                   9                   29                   11
     Service fees - Advisors Select..................................                   3                   31                    6
     Service fees - Advisors Signature...............................                   3                    2                    3
     Service fees - Preferred........................................                   5                   20                    9
     Service fees - Select...........................................                   6                   16                    5
     Shareholder reports - Class A...................................                 N/A                    1                  N/A
     Shareholder reports - Class J...................................                 N/A                    6                  N/A
     Transfer and administrative fees - Class A......................                 N/A                   17                  N/A
     Transfer and administrative fees - Class B......................                 N/A                    6                  N/A
     Transfer and administrative fees - Class C......................                 N/A                    4                  N/A
     Transfer and administrative fees - Class J......................                 N/A                   54                  N/A
     Other expenses..................................................                   1                    1                    1
                                                  Total Gross Expenses              3,000                4,340                4,488
     Less: Reimbursement from Manager - Class B......................                 N/A                   13                  N/A
     Less: Reimbursement from Manager - Class C......................                 N/A                   11                  N/A
     Less: Reimbursement from Underwriter - Class J..................                 N/A                   17                  N/A
                                                    Total Net Expenses              3,000                4,299                4,488
                                Net Investment Income (Operating Loss)             (1,183)               2,457                3,662

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              39,435               62,967               49,160
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               9,365               24,419               58,430
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             48,800               87,386              107,590
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 47,617             $ 89,843            $ 111,252







                                                                                Partners          Partners            Partners
                                                                                SmallCap          SmallCap         SmallCap Growth
Amounts in thousands                                                           Blend Fund       Growth Fund I          Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ 876               $ 139               $ 658
     Interest........................................................                    14                  50                 224
     Securities lending..............................................                    72                  40                 630
                                                                Total Income            962                 229               1,512
Expenses:
     Management and investment advisory fees.........................                 1,075                 731               3,186
     Distribution fees - Advisors Preferred..........................                     5                   3                  19
     Distribution fees - Advisors Select.............................                     2                   2                  20
     Distribution fees - Advisors Signature..........................                     -                   -                   2
     Distribution fees - Class A.....................................                   N/A                 N/A                  21
     Distribution fees - Class B.....................................                   N/A                 N/A                  37
     Distribution fees - Class J.....................................                   N/A                  25                  52
     Distribution fees - Select......................................                     -                   -                   3
     Administrative service fees - Advisors Preferred................                     3                   2                  12
     Administrative service fees - Advisors Select...................                     1                   2                  14
     Administrative service fees - Advisors Signature................                     -                   -                   1
     Administrative service fees - Preferred.........................                     -                   3                  17
     Administrative service fees - Select............................                     1                   -                   4
     Registration fees - Class A.....................................                   N/A                 N/A                  11
     Registration fees - Class B.....................................                   N/A                 N/A                  11
     Registration fees - Class C.....................................                   N/A                 N/A                   7
     Registration fees - Class J.....................................                   N/A                   8                   7
     Service fees - Advisors Preferred...............................                     3                   2                  13
     Service fees - Advisors Select..................................                     2                   2                  17
     Service fees - Advisors Signature...............................                     -                   -                   1
     Service fees - Preferred........................................                     -                   4                  24
     Service fees - Select...........................................                     1                   -                   5
     Shareholder reports - Class A...................................                   N/A                 N/A                   3
     Shareholder reports - Class B...................................                   N/A                 N/A                   2
     Shareholder reports - Class J...................................                   N/A                   1                   3
     Transfer and administrative fees - Class A......................                   N/A                 N/A                  50
     Transfer and administrative fees - Class B......................                   N/A                 N/A                  19
     Transfer and administrative fees - Class C......................                   N/A                 N/A                   4
     Transfer and administrative fees - Class J......................                   N/A                  15                  25
     Other expenses..................................................                     -                   -                   1
                                                        Total Gross Expenses          1,093                 800               3,591
     Less: Reimbursement from Manager - Class A......................                   N/A                 N/A                   5
     Less: Reimbursement from Manager - Class B......................                   N/A                 N/A                   4
     Less: Reimbursement from Manager - Class C......................                   N/A                 N/A                  11
     Less: Reimbursement from Underwriter - Class J..................                   N/A                   1                   4
                                                          Total Net Expenses          1,093                 799               3,567
                                      Net Investment Income (Operating Loss)           (131)               (570)             (2,055)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                13,154               5,771              11,579
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                 6,231              10,193              40,129
                      Net Realized and Unrealized Gain (Loss) on Investments
                                                      and Foreign Currencies         19,385              15,964              51,708
             Net Increase (Decrease) in Net Assets Resulting from Operations       $ 19,254            $ 15,394            $ 49,653







                                                                                Partners           Partners            Partners
                                                                                SmallCap          SmallCap            SmallCap
Amounts in thousands                                                         Growth Fund III     Value Fund         Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ 300             $ 1,250             $ 3,353
     Interest........................................................                   167                  49                 158
     Securities lending..............................................                   132                  79                 146
                                                                Total Income            599               1,378               3,657
Expenses:
     Management and investment advisory fees.........................                 1,439               1,363               2,404
     Distribution fees - Advisors Preferred..........................                     1                  11                  28
     Distribution fees - Advisors Select.............................                     2                   5                  30
     Distribution fees - Advisors Signature..........................                     1                   1                   5
     Distribution fees - Class J.....................................                   N/A                  31                 N/A
     Distribution fees - Select......................................                     -                   -                   4
     Administrative service fees - Advisors Preferred................                     1                   6                  17
     Administrative service fees - Advisors Select...................                     1                   3                  20
     Administrative service fees - Advisors Signature................                     1                   -                   4
     Administrative service fees - Preferred.........................                     1                  10                  12
     Administrative service fees - Select............................                     -                   1                   5
     Registration fees - Class J.....................................                   N/A                   7                 N/A
     Service fees - Advisors Preferred...............................                     1                   7                  19
     Service fees - Advisors Select..................................                     1                   4                  25
     Service fees - Advisors Signature...............................                     1                   -                   3
     Service fees - Preferred........................................                     2                  14                  17
     Service fees - Select...........................................                     -                   1                   6
     Shareholder reports - Class J...................................                   N/A                   1                 N/A
     Transfer and administrative fees - Class J......................                   N/A                  14                 N/A
     Other expenses..................................................                     1                   1                   1
                                                        Total Gross Expenses          1,453               1,480               2,600
     Less: Reimbursement from Underwriter - Class J..................                   N/A                   2                 N/A
                                                          Total Net Expenses          1,453               1,478               2,600
                                      Net Investment Income (Operating Loss)           (854)               (100)              1,057

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                 9,627              26,013              13,510
     Futures contracts...............................................                     -                   -                 913
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                 5,019              (2,108)             17,260
     Futures contracts...............................................                     -                   -                (517)
                      Net Realized and Unrealized Gain (Loss) on Investments
                                                      and Foreign Currencies         14,646              23,905              31,166
             Net Increase (Decrease) in Net Assets Resulting from Operations       $ 13,792            $ 23,805            $ 32,223







                                                                            Partners            Preferred            Principal
                                                                         SmallCap Value         Securities            LifeTime
Amounts in thousands                                                         Fund II               Fund              2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................                 $ -                  $ -             $ 26,746
     Dividends.......................................................               2,572               12,896                    -
     Interest........................................................                  59                6,606                    -
     Securities lending..............................................                 272                  178                    -
                                                          Total Income              2,903               19,680               26,746
Expenses:
     Management and investment advisory fees.........................               1,996                2,225                  762
     Distribution fees - Advisors Preferred..........................                   4                    2                   73
     Distribution fees - Advisors Select.............................                   2                    -                   63
     Distribution fees - Advisors Signature..........................                   -                    -                   14
     Distribution fees - Class A.....................................                 N/A                   13                   26
     Distribution fees - Class C.....................................                 N/A                    3                    3
     Distribution fees - Class J.....................................                 N/A                   64                  530
     Distribution fees - Select......................................                   1                    -                   16
     Administrative service fees - Advisors Preferred................                   3                    1                   43
     Administrative service fees - Advisors Select...................                   1                    -                   42
     Administrative service fees - Advisors Signature................                   -                    -                   11
     Administrative service fees - Preferred.........................                   1                    -                   54
     Administrative service fees - Select............................                   1                    -                   21
     Registration fees - Class A.....................................                 N/A                   12                   12
     Registration fees - Class C.....................................                 N/A                    7                    7
     Registration fees - Class J.....................................                 N/A                    9                   11
     Service fees - Advisors Preferred...............................                   3                    1                   49
     Service fees - Advisors Select..................................                   1                    -                   53
     Service fees - Advisors Signature...............................                   -                    -                   10
     Service fees - Preferred........................................                   1                    -                   73
     Service fees - Select...........................................                   2                    -                   23
     Shareholder reports - Class J...................................                 N/A                    3                    5
     Transfer and administrative fees - Class A......................                 N/A                   11                   12
     Transfer and administrative fees - Class C......................                 N/A                    4                    4
     Transfer and administrative fees - Class J......................                 N/A                   27                   34
     Other expenses..................................................                   1                    -                    1
                                                  Total Gross Expenses              2,017                2,382                1,952
     Less: Reimbursement from Manager - Class A......................                 N/A                   22                   11
     Less: Reimbursement from Manager - Class C......................                 N/A                   12                   11
     Less: Reimbursement from Underwriter - Class J..................                 N/A                    4                   37
                                                    Total Net Expenses              2,017                2,344                1,893
                                Net Investment Income (Operating Loss)                886               17,336               24,853

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              18,593               (1,471)                   -
     Investment transactions in affiliates...........................                   -                    -                6,919
     Other investment companies - affiliated.........................                   -                    -               23,342
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               8,483                1,547                    -
     Investments in affiliates.......................................                   -                    -               22,346
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             27,076                   76               52,607
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 27,962             $ 17,412             $ 77,460







                                                                                 Principal           Principal          Principal
                                                                                 LifeTime             LifeTime          LifeTime
Amounts in thousands                                                             2020 Fund           2030 Fund          2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................                 $ 50,139             $ 41,118        $ 18,968
                                                               Total Income             50,139               41,118          18,968
Expenses:
     Management and investment advisory fees.........................                    1,433                1,201             570
     Distribution fees - Advisors Preferred..........................                      135                  120              57
     Distribution fees - Advisors Select.............................                      121                  105              45
     Distribution fees - Advisors Signature..........................                       33                   27              13
     Distribution fees - Class A.....................................                       38                   29              17
     Distribution fees - Class B.....................................                       34                   26              18
     Distribution fees - Class C.....................................                        3                    3               2
     Distribution fees - Class J.....................................                    1,008                  824             314
     Distribution fees - Select......................................                       32                   34              10
     Administrative service fees - Advisors Preferred................                       81                   72              34
     Administrative service fees - Advisors Select...................                       80                   70              30
     Administrative service fees - Advisors Signature................                       27                   22              10
     Administrative service fees - Preferred.........................                       91                   76              34
     Administrative service fees - Select............................                       42                   44              13
     Registration fees - Class A.....................................                       12                   12              11
     Registration fees - Class B.....................................                       12                   11              11
     Registration fees - Class C.....................................                        7                    7               7
     Registration fees - Class J.....................................                       15                   13              10
     Service fees - Advisors Preferred...............................                       92                   81              39
     Service fees - Advisors Select..................................                      101                   88              37
     Service fees - Advisors Signature...............................                       24                   19               9
     Service fees - Preferred........................................                      125                  104              46
     Service fees - Select...........................................                       48                   51              15
     Shareholder reports - Class A...................................                        1                    2               1
     Shareholder reports - Class J...................................                       10                   13               7
     Transfer and administrative fees - Class A......................                       24                   29              26
     Transfer and administrative fees - Class B......................                        8                    8               8
     Transfer and administrative fees - Class C......................                        4                    4               4
     Transfer and administrative fees - Class J......................                       73                  101              51
     Other expenses..................................................                        2                    1               1
                                                       Total Gross Expenses              3,716                3,197           1,450
     Less: Reimbursement from Manager - Class A......................                       18                   28              30
     Less: Reimbursement from Manager - Class B......................                       14                   15              16
     Less: Reimbursement from Manager - Class C......................                       11                   11              11
     Less: Reimbursement from Underwriter - Class J..................                       70                   57              22
                                                         Total Net Expenses              3,603                3,086           1,371
                                     Net Investment Income (Operating Loss)             46,536               38,032          17,597

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates...........................                   19,248               17,988           8,792
     Other investment companies - affiliated.........................                   53,106               49,226          23,551
Change in unrealized appreciation/depreciation of:
     Investments in affiliates.......................................                   56,645               56,364          32,140
                     Net Realized and Unrealized Gain (Loss) on Investments
                                                     and Foreign Currencies            128,999              123,578          64,483
            Net Increase (Decrease) in Net Assets Resulting from Operations          $ 175,535            $ 161,610        $ 82,080







                                                                                            Principal LifeTime
                                                                       Principal LifeTime    Strategic Income       Real Estate
Amounts in thousands                                                        2050 Fund              Fund           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................             $ 8,854             $ 10,706                  $ -
     Dividends.......................................................                   -                    -               16,299
     Interest........................................................                   -                    -                  806
     Securities lending..............................................                   -                    -                   51
                                                          Total Income              8,854               10,706               17,156
Expenses:
     Management and investment advisory fees.........................                 250                  280                6,993
     Distribution fees - Advisors Preferred..........................                  22                   26                   80
     Distribution fees - Advisors Select.............................                  21                   34                   59
     Distribution fees - Advisors Signature..........................                   4                    6                    6
     Distribution fees - Class A.....................................                  10                   10                  197
     Distribution fees - Class B.....................................                   4                    1                  175
     Distribution fees - Class C.....................................                   1                    2                   22
     Distribution fees - Class J.....................................                  64                  212                  620
     Distribution fees - Select......................................                   5                    4                   11
     Administrative service fees - Advisors Preferred................                  13                   16                   48
     Administrative service fees - Advisors Select...................                  14                   22                   39
     Administrative service fees - Advisors Signature................                   3                    5                    5
     Administrative service fees - Preferred.........................                  10                   14                   61
     Administrative service fees - Select............................                   6                    5                   14
     Registration fees - Class A.....................................                  11                   11                   11
     Registration fees - Class B.....................................                  10                   10                   10
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                   8                    9                   11
     Service fees - Advisors Preferred...............................                  15                   18                   54
     Service fees - Advisors Select..................................                  18                   28                   49
     Service fees - Advisors Signature...............................                   3                    5                    5
     Service fees - Preferred........................................                  13                   19                   83
     Service fees - Select...........................................                   7                    5                   16
     Shareholder reports - Class A...................................                   1                    -                   11
     Shareholder reports - Class B...................................                   -                    -                    4
     Shareholder reports - Class J...................................                   2                    2                   31
     Transfer and administrative fees - Class A......................                  18                    7                  187
     Transfer and administrative fees - Class B......................                   5                    4                   53
     Transfer and administrative fees - Class C......................                   4                    4                    6
     Transfer and administrative fees - Class J......................                  16                   22                  150
     Auditing and legal fees.........................................                   -                    -                    4
     Custodian fees..................................................                   -                    -                    6
     Directors' expenses.............................................                   -                    -                    7
     Other expenses..................................................                   -                    -                    9
                                                  Total Gross Expenses                565                  788                9,044
     Less: Reimbursement from Manager - Class A......................                  25                   13                   32
     Less: Reimbursement from Manager - Class B......................                  15                   14                    5
     Less: Reimbursement from Manager - Class C......................                  11                   11                   10
     Less: Reimbursement from Manager - Class J......................                   4                    -                    -
     Less: Reimbursement from Underwriter - Class J..................                   4                   15                   42
                                                    Total Net Expenses                506                  735                8,955
                                Net Investment Income (Operating Loss)              8,348                9,971                8,201

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                   -                    -              247,894
     Investment transactions in affiliates...........................               5,147                2,332                    -
     Other investment companies - affiliated.........................              11,202                5,128                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                   -                    -             (192,071)
     Investments in affiliates.......................................              12,261                1,119                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             28,610                8,579               55,823
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 36,958             $ 18,550             $ 64,024







                                                                          SAM Balanced       SAM Conservative     SAM Conservative
Amounts in thousands                                                        Portfolio       Balanced Portfolio    Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................            $ 94,642             $ 14,407             $ 69,052
     Interest........................................................                 227                   20                   35
                                                          Total Income             94,869               14,427               69,087
Expenses:
     Management and investment advisory fees.........................               7,326                1,006                6,016
     Distribution fees - Class A.....................................               2,996                  384                2,300
     Distribution fees - Class B.....................................               6,995                  819                5,448
     Distribution fees - Class C.....................................               4,491                  856                4,623
     Registration fees - Class A.....................................                   7                    7                    7
     Registration fees - Class B.....................................                   8                    8                    8
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                   7                    7                    7
     Shareholder reports - Class A...................................                  33                    5                   29
     Shareholder reports - Class B...................................                  27                    3                   23
     Shareholder reports - Class C...................................                  13                    3                   16
     Transfer and administrative fees - Class A......................                 609                   91                  544
     Transfer and administrative fees - Class B......................                 361                   66                  359
     Transfer and administrative fees - Class C......................                 387                   52                  374
     Transfer and administrative fees - Class J......................                   4                    4                    4
     Auditing and legal fees.........................................                  11                   10                   10
     Custodian fees..................................................                   1                    -                    1
     Directors' expenses.............................................                  25                    4                   21
     Registration fees (a)...........................................                  22                   17                   21
     Shareholder reports (a).........................................                 216                   28                  218
     Transfer and administrative fees (a)............................                  89                   13                   80
     Other expenses..................................................                  31                    7                   26
                                                  Total Gross Expenses             23,666                3,397               20,142
     Less: Reimbursement from Manager - Class J......................                  11                   12                   11
                                                    Total Net Expenses             23,655                3,385               20,131
                                Net Investment Income (Operating Loss)             71,214               11,042               48,956

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates...........................              16,831                1,286               11,472
     Other investment companies - affiliated.........................             199,177               18,764              209,733
Change in unrealized appreciation/depreciation of:
     Investments in affiliates.......................................              18,317                2,750               22,047
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            234,325               22,800              243,252
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ 305,539             $ 33,842            $ 292,208



(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.






                                                                          SAM Flexible        SAM Strategic          Short-Term
Amounts in thousands                                                    Income Portfolio     Growth Portfolio        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................            $ 19,310             $ 40,115                  $ -
     Interest........................................................                  28                   19                6,117
     Securities lending..............................................                   -                    -                   80
                                                          Total Income             19,338               40,134                6,197
Expenses:
     Management and investment advisory fees.........................               1,297                3,709                  465
     Distribution fees - Advisors Preferred..........................                   -                    -                    3
     Distribution fees - Class A.....................................                 488                1,372                   70
     Distribution fees - Class B.....................................               1,503                3,248                  N/A
     Distribution fees - Class C.....................................                 706                3,143                    1
     Distribution fees - Class J.....................................                   -                    -                  141
     Distribution fees - Select......................................                   -                    -                    1
     Administrative service fees - Advisors Preferred................                   -                    -                    2
     Administrative service fees - Preferred.........................                   -                    -                    2
     Administrative service fees - Select............................                   -                    -                    1
     Registration fees - Class A.....................................                   7                    7                   15
     Registration fees - Class B.....................................                   8                    8                  N/A
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                   7                    7                    8
     Service fees - Advisors Preferred...............................                   -                    -                    2
     Service fees - Preferred........................................                   -                    -                    3
     Service fees - Select...........................................                   -                    -                    1
     Shareholder reports - Class A...................................                   6                   23                    6
     Shareholder reports - Class B...................................                   6                   18                  N/A
     Shareholder reports - Class C...................................                   3                   13                    -
     Shareholder reports - Class J...................................                   -                    -                    5
     Transfer and administrative fees - Class A......................                 117                  443                   71
     Transfer and administrative fees - Class B......................                 115                  353                  N/A
     Transfer and administrative fees - Class C......................                  49                  241                    4
     Transfer and administrative fees - Class J......................                   4                    4                   45
     Auditing and legal fees.........................................                  10                   10                    -
     Custodian fees..................................................                   1                    2                    -
     Directors' expenses.............................................                   5                   12                    -
     Registration fees (a)...........................................                  17                   23                    -
     Shareholder reports (a).........................................                  29                  155                    -
     Transfer and administrative fees (a)............................                  18                   65                    -
     Other expenses..................................................                  11                   17                    -
                                                  Total Gross Expenses              4,414               12,880                  853
     Less: Reimbursement from Manager - Class C......................                   -                    -                   11
     Less: Reimbursement from Manager - Class J......................                  11                   11                    -
     Less: Reimbursement from Underwriter - Class J..................                   -                    -                   10
                                                    Total Net Expenses              4,403               12,869                  832
                                Net Investment Income (Operating Loss)             14,935               27,265                5,365

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                   -                    -                  (11)
     Investment transactions in affiliates...........................               3,485                2,669                    -
     Futures contracts...............................................                   -                    -                   19
     Options.........................................................                   -                    -                   (1)
     Other investment companies - affiliated.........................              11,585              140,253                    -
     Swap agreements.................................................                   -                    -                 (116)
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                   -                    -                  857
     Investments in affiliates.......................................               2,441               24,634                    -
     Futures contracts...............................................                   -                    -                   26
     Swap agreements.................................................                   -                    -                  (10)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             17,511              167,556                  764
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 32,446            $ 194,821              $ 6,129


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.






                                                                        Short-Term Income        SmallCap             SmallCap
Amounts in thousands                                                          Fund              Blend Fund          Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -              $ 1,448                $ 596
     Interest........................................................               5,889                  364                  100
     Securities lending..............................................                   4                  123                   75
                                                          Total Income              5,893                1,935                  771
Expenses:
     Management and investment advisory fees.........................                 564                1,291                1,036
     Distribution fees - Advisors Preferred..........................                 N/A                    2                    1
     Distribution fees - Advisors Select.............................                 N/A                    4                    1
     Distribution fees - Class A.....................................                  51                  142                   77
     Distribution fees - Class B.....................................               31 (b)                 112                   22
     Distribution fees - Class C.....................................                  30                    1                    2
     Distribution fees - Class J.....................................                 N/A                  381                   90
     Distribution fees - Select......................................                 N/A                    1                    -
     Administrative service fees - Advisors Preferred................                 N/A                    2                    -
     Administrative service fees - Advisors Select...................                 N/A                    3                    1
     Administrative service fees - Preferred.........................                 N/A                    3                    1
     Administrative service fees - Select............................                 N/A                    1                    -
     Registration fees - Class A.....................................                   8                   11                    7
     Registration fees - Class B.....................................                 N/A                   10                    7
     Registration fees - Class C.....................................                   7                    7                    7
     Registration fees - Class J.....................................                 N/A                   11                    9
     Service fees - Advisors Preferred...............................                 N/A                    2                    1
     Service fees - Advisors Select..................................                 N/A                    3                    1
     Service fees - Preferred........................................                 N/A                    5                    1
     Service fees - Select...........................................                 N/A                    1                    -
     Shareholder reports - Class A...................................                   2                   14                    5
     Shareholder reports - Class B...................................                 N/A                    4                    1
     Shareholder reports - Class J...................................                 N/A                   13                    4
     Transfer and administrative fees - Class A......................                  29                  187                   53
     Transfer and administrative fees - Class B......................                5 (b)                  48                   18
     Transfer and administrative fees - Class C......................                   7                    4                    4
     Transfer and administrative fees - Class J......................                 N/A                  109                   34
     Auditing and legal fees.........................................                  12                    -                    4
     Custodian fees..................................................                   2                    -                    7
     Directors' expenses.............................................                   1                    -                    2
     Registration fees (a)...........................................                  15                    -                    -
     Shareholder reports (a).........................................                   1                    -                    -
     Transfer and administrative fees (a)............................                   3                    -                    -
     Other expenses..................................................                   4                    -                    1
                                                  Total Gross Expenses                772                2,372                1,397
     Less: Reimbursement from Manager - Class A......................                   3                    -                    -
     Less: Reimbursement from Manager - Class B......................                 N/A                    -                    9
     Less: Reimbursement from Manager - Class C......................                   9                   11                   10
     Less: Reimbursement from Manager - Institutional................                   -                    -                    8
     Less: Reimbursement from Underwriter - Class J..................                 N/A                   26                    6
                                                    Total Net Expenses                760                2,335                1,364
                                Net Investment Income (Operating Loss)              5,133                 (400)                (593)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                (262)              14,797               30,556
     Futures contracts...............................................                 (94)                   -                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................               1,031               17,003               (2,048)
     Futures contracts...............................................                  98                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies                773               31,800               28,508
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 5,906             $ 31,400             $ 27,915


(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable. (b)
Class B shares discontinued operations and converted to Class A shares on January 4, 2007.






                                                                            SmallCap
                                                                             S&P 600             SmallCap           Ultra Short
Amounts in thousands                                                       Index Fund           Value Fund           Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................            $ 1,724              $ 2,770                 $ -
     Interest.........................................................                 37                  454               6,675
     Securities lending...............................................                259                   43                   3
                                                          Total Income              2,020                3,267               6,678
Expenses:
     Management and investment advisory fees..........................                299                1,572                 459
     Distribution fees - Advisors Preferred...........................                 48                   16                   3
     Distribution fees - Advisors Select..............................                 36                   11                  14
     Distribution fees - Advisors Signature...........................                  4                    2                   -
     Distribution fees - Class A......................................                N/A                   20                  19
     Distribution fees - Class B......................................                N/A                   17                 N/A
     Distribution fees - Class C......................................                N/A                    8                   2
     Distribution fees - Class J......................................                194                  178                  93
     Distribution fees - Select.......................................                  7                    3                   -
     Administrative service fees - Advisors Preferred.................                 29                    9                   2
     Administrative service fees - Advisors Select....................                 24                    7                   9
     Administrative service fees - Advisors Signature.................                  3                    2                   -
     Administrative service fees - Preferred..........................                 42                   14                   6
     Administrative service fees - Select.............................                 10                    4                   -
     Registration fees - Class A......................................                N/A                   10                  13
     Registration fees - Class B......................................                N/A                   10                 N/A
     Registration fees - Class C......................................                N/A                    7                   7
     Registration fees - Class J......................................                 10                    9                   9
     Service fees - Advisors Preferred................................                 32                   11                   2
     Service fees - Advisors Select...................................                 30                    9                  12
     Service fees - Advisors Signature................................                  3                    2                   -
     Service fees - Preferred.........................................                 58                   18                   8
     Service fees - Select............................................                 11                    5                   -
     Shareholder reports - Class A....................................                N/A                    2                   -
     Shareholder reports - Class B....................................                N/A                    1                 N/A
     Shareholder reports - Class J....................................                  7                    6                   4
     Transfer and administrative fees - Class A.......................                N/A                   31                   6
     Transfer and administrative fees - Class B.......................                N/A                   11                 N/A
     Transfer and administrative fees - Class C.......................                N/A                    4                   4
     Transfer and administrative fees - Class J.......................                 67                   52                  35
     Auditing and legal fees..........................................                  -                    4                   -
     Custodian fees...................................................                  -                    4                   -
     Directors' expenses..............................................                  -                    2                   -
     Other expenses...................................................                  -                    1                   -
                                                  Total Gross Expenses                914                2,062                 707
     Less: Reimbursement from Manager - Class A.......................                N/A                   12                   -
     Less: Reimbursement from Manager - Class B.......................                N/A                   12                 N/A
     Less: Reimbursement from Manager - Class C.......................                N/A                    9                  12
     Less: Reimbursement from Manager - Institutional.................                  -                    6                   -
     Less: Reimbursement from Underwriter - Class J...................                 13                   12                   6
                                                    Total Net Expenses                901                2,011                 689
                                Net Investment Income (Operating Loss)              1,119                1,256               5,989

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             20,108               32,630                 (39)
     Futures contracts................................................                 (4)                   -                 (49)
     Options..........................................................                  -               (4,595)                 (2)
Change in unrealized appreciation/depreciation of:
     Investments......................................................              9,815              (19,293)               (466)
     Futures contracts................................................                  -                    -                  (6)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             29,919                8,742                (562)
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 31,038              $ 9,998             $ 5,427







                                                                       West Coast Equity
Amounts in thousands                                                          Fund
-------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................            $ 13,305
     Interest........................................................                 927
     Securities lending..............................................                 354
                                                         Total Income              14,586
Expenses:
     Management and investment advisory fees.........................               4,428
     Distribution fees - Class A.....................................               1,122
     Distribution fees - Class B.....................................                 932
     Distribution fees - Class C.....................................                 107
     Registration fees - Class A.....................................                   8
     Registration fees - Class B.....................................                   7
     Registration fees - Class C.....................................                   7
     Shareholder reports - Class A...................................                  17
     Shareholder reports - Class B...................................                  12
     Shareholder reports - Class C...................................                   1
     Transfer and administrative fees - Class A......................                 297
     Transfer and administrative fees - Class B......................                 198
     Transfer and administrative fees - Class C......................                  20
     Auditing and legal fees.........................................                  12
     Custodian fees..................................................                  13
     Directors' expenses.............................................                  10
     Registration fees (a)...........................................                  26
     Shareholder reports (a).........................................                  67
     Transfer and administrative fees (a)............................                  35
     Other expenses..................................................                  14
                                                 Total Gross Expenses               7,333
     Less: Reimbursement from Manager - Class C......................                   7
                                                   Total Net Expenses               7,326
                               Net Investment Income (Operating Loss)               7,260

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................              63,570
Change in unrealized appreciation/depreciation of:
     Investments.....................................................              60,437
                           Net Realized and Unrealized Gain (Loss) on
                                   Investments and Foreign Currencies             124,007
      Net Increase (Decrease) in Net Assets Resulting from Operations           $ 131,267



(a) Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.


                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



                                                                                                         Bond & Mortgage
                                                                                                            Securities
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 55,308           $ 78,553
Net realized gain (loss) from investment transactions and foreign currency transactions......              2,193             (6,178)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................               (143)            19,087
                              Net Increase (Decrease) in Net Assets Resulting from Operations             57,358             91,462

Dividends and Distributions to Shareholders
From net investment income...................................................................            (52,390)           (78,237)
                                                            Total Dividends and Distributions            (52,390)           (78,237)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            279,351            693,410
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            284,319            706,636

Net Assets
Beginning of period..........................................................................          2,040,426          1,333,790
End of period (including undistributed net investment income as set forth below).............        $ 2,324,745        $ 2,040,426
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,176            $ 1,039



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 16,506    $ 4,718   $ 1,445   $ 14,340   $ 1,612   $ 1,036   $ 30,373  $ 383,488  $ 16,011   $ 9,831
     Reinvested.............    1,263        949       109      3,565       474         6      5,231    37,713      2,287       481
     Redeemed...............   (7,143)    (5,172)     (540)   (19,079)   (3,317)      (2)   (21,279)   (175,372  (16,468)   (3,715)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10,626      $ 495   $ 1,014   $ (1,174) $ (1,231)  $ 1,040   $ 14,325  $ 245,829   $ 1,830   $ 6,597
                             ======================================================================================================
Shares:
     Sold...................    1,548        444       135      1,339       151        97      2,825    35,797      1,502       910
     Reinvested.............      119         90        10        334        44         -        487     3,529        215        44
     Redeemed...............     (669)      (487)      (50)    (1,784)    (310)        -     (1,980)   (16,395)   (1,547)     (344)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      998         47        95       (111)     (115)       97      1,332    22,931        170       610
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 28,704   $ 11,661   $ 4,587   $ 26,489   $ 3,971       N/A   $ 63,234  $ 640,198  $ 40,810  $ 15,687
     Reinvested.............    1,767      1,595       122      6,887       957       N/A      9,030    52,938      3,621       625
     Redeemed...............   (15,172)  (10,675)     (951)   (37,329)   (8,204)      N/A    (47,215)   (77,728)  (15,150)   (7,049)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 15,299    $ 2,581   $ 3,758   $ (3,953) $ (3,276)      N/A   $ 25,049  $ 615,408  $ 29,281   $ 9,263
                             =======================================================================================================
Shares:
     Sold...................    2,728      1,106       434      2,492       377       N/A      5,952    60,617      3,873     1,469
     Reinvested.............      168        152        12        651        91       N/A        851     5,013        344        59
     Redeemed...............   (1,442)    (1,015)      (91)    (3,530)     (774)      N/A     (4,449)   (7,331)    (1,440)     (662)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,454        243       355       (387)     (306)      N/A      2,354    58,299      2,777       866
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,263)    $ (949)   $ (109)  $ (3,849)   $ (486)     $ (6)  $ (5,244) $ (37,715) $ (2,288)   $ (481)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,263)    $ (949)   $ (109)  $ (3,849)   $ (486)     $ (6)  $ (5,244) $ (37,715) $ (2,288)   $ (481)
Distributions...............
                             ======================================================================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,768)  $ (1,595)   $ (122)  $ (7,533)   $ (985)      N/A   $ (9,046) $ (52,942) $ (3,621)   $ (625)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,768)  $ (1,595)   $ (122)  $ (7,533)   $ (985)      N/A   $ (9,046) $ (52,942) $ (3,621)   $ (625)
Distributions...............
                             =======================================================================================================








                                                                                                           Disciplined
                                                                                                             LargeCap
Amounts in thousands                                                                                        Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 11,716           $ 10,514
Net realized gain (loss) from investment transactions and foreign currency transactions......            360,441             27,064
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (188,369)            81,180
                              Net Increase (Decrease) in Net Assets Resulting from Operations            183,788            118,758

Dividends and Distributions to Shareholders
From net investment income...................................................................            (11,432)            (5,463)
From net realized gain on investments and foreign currency transactions......................            (23,879)            (9,237)
                                                            Total Dividends and Distributions            (35,311)           (14,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          2,148,925            367,743
                                                      Total increase (decrease) in net assets          2,297,402            471,801

Net Assets
Beginning of period..........................................................................          1,098,605            626,804
End of period (including undistributed net investment income as set forth below).............        $ 3,396,007        $ 1,098,605
Undistributed (overdistributed) net investment income (operating loss).......................            $ 8,841            $ 8,557



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature   Class A   Class B    Class C  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 4,660     $ 458      $ 143  $ 17,490    $ 1,324     $ 419  $ 103,420     $ 239      $ 392
     Issued in acquisitions.        -         -          -    580,594    63,178     2,266    1,705,094       -          -
     Reinvested.............      177        56         33     2,719        297         -     31,787        50        160
     Redeemed...............     (922)     (278)       (57)   (38,987)  (10,632)     (129)   (313,927)    (284)      (815)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,915     $ 236      $ 119  $ 561,816  $ 54,167   $ 2,556  $ 1,526,374     $ 5     $ (263)
                             ==============================================================================================
Shares:
     Sold...................      287        28          9     1,065         81        25      6,326        14         24
     Issued in acquisitions.        -         -          -    35,725      3,905       140    105,189         -          -
     Reinvested.............       11         4          2       169         19         -      1,973         3         10
     Redeemed...............      (57)      (17)        (4)   (2,384)      (650)       (8)   (19,351)      (17)       (50)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....      241        15          7    34,575      3,355       157     94,137         -        (16)
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 6,186   $ 2,333    $ 1,217   $ 9,094    $ 1,496        N/A $ 408,409   $ 2,294    $ 5,861
     Reinvested.............       15         4          1     1,501        199        N/A    12,959         -          3
     Redeemed...............     (878)     (807)       (28)   (14,401)   (4,426)       N/A   (61,268)     (859)    (1,162)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,323   $ 1,530    $ 1,190  $ (3,806)  $ (2,731)       N/A $ 360,100   $ 1,435    $ 4,702
                             ==============================================================================================
Shares:
     Sold...................      414       157         79       606         99        N/A    27,171       152        388
     Reinvested.............        1         -          -       101         14        N/A       878         -          -
     Redeemed...............      (58)      (53)        (2)     (956)      (295)       N/A    (3,957)      (56)       (76)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....      357       104         77      (249)      (182)       N/A    24,092        96        312
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (36)     $ (9)      $ (3)   $ (545)      $  -      $  -  $ (10,784)    $ (14)     $ (41)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (141)      (47)       (30)    (2,203)      (300)         -   (21,003)     (36)      (119)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (177)    $ (56)     $ (33) $ (2,748)    $ (300)      $ -  $ (31,787)    $ (50)    $ (160)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (3)      $ -        $ -    $ (285)       $ -        N/A  $ (5,174)      $ -       $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (12)       (4)        (1)   (1,232)      (201)       N/A    (7,785)        -         (2)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (15)     $ (4)      $ (1) $ (1,517)    $ (201)       N/A $ (12,959)      $ -       $ (3)
Distributions...............
                             ==============================================================================================








                                                                                                           Diversified
                                                                                                          International
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,308            $ 5,345
Net realized gain (loss) from investment transactions and foreign currency transactions......            198,824            100,479
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             31,310             58,707
                              Net Increase (Decrease) in Net Assets Resulting from Operations            238,442            164,531

Dividends and Distributions to Shareholders
From net investment income...................................................................             (7,963)            (1,118)
From net realized gain on investments and foreign currency transactions......................            (71,320)           (20,952)
                                                            Total Dividends and Distributions            (79,283)           (22,070)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,284,064            134,390
Redemption fees - Class J....................................................................                  -                  2
                                                      Total increase (decrease) in net assets          1,443,223            276,853

Net Assets
Beginning of period..........................................................................            793,725            516,872
End of period (including undistributed net investment income as set forth below).............        $ 2,236,948          $ 793,725
Undistributed (overdistributed) net investment income (operating loss).......................            $ (660)            $ 4,929



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 21,489    $ 5,531   $ 2,773  $ 192,920  $ 18,190  $ 10,644   $ 42,586  $ 1,107,768$ 26,288  $ 12,545
     Reinvested.............    4,571      2,332       400     35,608     4,308         -     19,408     4,687      5,568     1,687
     Redeemed...............   (5,340)    (2,518)     (636)   (37,669)   (8,777)     (535)   (18,916)   (150,908)  (8,479)   (1,461)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 20,720    $ 5,345   $ 2,537  $ 190,859  $ 13,721  $ 10,109   $ 43,078  $ 961,547  $ 23,377  $ 12,771
                             =======================================================================================================
Shares:
     Sold...................    1,535        390       199     13,866     1,312       765      3,021    81,175      1,850       870
     Reinvested.............      334        172        29      2,588       315         -      1,424       340        405       121
     Redeemed...............     (382)      (181)      (46)    (2,655)     (615)      (38)    (1,350)   (10,789)     (605)     (103)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,487        381       182     13,799     1,012       727      3,095    70,726      1,650       888
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 27,308   $ 13,228   $ 3,394   $ 48,199   $ 5,977        N/A  $ 77,712   $ 3,190   $ 34,486  $ 15,440
     Reinvested.............      663        362        24     11,911     1,730        N/A     4,435     1,671      1,014        35
     Redeemed...............   (3,020)    (3,002)     (294)   (59,664)   (13,140)      N/A   (26,377)     (270)    (9,778)     (844)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 24,951   $ 10,588   $ 3,124      $ 446  $ (5,433)       N/A  $ 55,770   $ 4,591   $ 25,722  $ 14,631
                             =======================================================================================================
Shares:
     Sold...................    2,071        994       258      3,663       439        N/A     5,922       270      2,571     1,135
     Reinvested.............       56         31         2      1,009       147        N/A       380       141         86         3
     Redeemed...............     (229)      (238)      (22)    (4,629)   (1,010)       N/A    (2,030)      (20)      (738)      (63)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,898        787       238         43      (424)       N/A     4,272       391      1,919     1,075
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (514)    $ (186)    $ (28)  $ (3,794)   $ (106)     $  -   $ (1,675)   $ (717)    $ (742)   $ (201)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (4,057)    (2,146)     (372)   (32,495)   (4,233)        -    (17,735)   (3,970)    (4,826)   (1,486)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (4,571)  $ (2,332)   $ (400) $ (36,289) $ (4,339)      $ -  $ (19,410) $ (4,687)  $ (5,568) $ (1,687)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (32)       $ -       $ -     $ (680)      $ -        N/A       $ -    $ (282)    $ (120)     $ (4)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (631)      (362)      (24)   (11,441)   (1,745)       N/A    (4,435)   (1,389)      (894)      (31)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (663)    $ (362)    $ (24) $ (12,121) $ (1,745)       N/A  $ (4,435) $ (1,671)  $ (1,014)    $ (35)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                                   Equity Income Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 35,323           $ 52,352
Net realized gain (loss) from investment transactions and foreign currency transactions......            293,316            203,489
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             47,660            253,893
                              Net Increase (Decrease) in Net Assets Resulting from Operations            376,299            509,734

Dividends and Distributions to Shareholders
From net investment income...................................................................            (28,240)           (55,019)
From net realized gain on investments and foreign currency transactions......................           (203,872)           (82,534)
                                                            Total Dividends and Distributions           (232,112)          (137,553)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            617,057            873,651
                                                      Total increase (decrease) in net assets            761,244          1,245,832

Net Assets
Beginning of period..........................................................................          3,783,377          2,537,545
End of period (including undistributed net investment income as set forth below).............        $ 4,544,621        $ 3,783,377
Undistributed (overdistributed) net investment income (operating loss).......................            $ 9,385            $ 2,302



                              Class A   Class B    Class C  Institutional R1        R2
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold................... $ 265,793  $ 43,857  $ 39,586  $ 259,944       N/A       N/A
     Issued in acquisitions.   109,905    14,395         -          -       N/A       N/A
     Reinvested.............   78,778     14,900    11,660    104,653       N/A       N/A
     Redeemed...............   (179,288  (29,757)   (21,813)  (95,556)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 275,188  $ 43,395  $ 29,433  $ 269,041       N/A       N/A
                             ==============================================================
Shares:
     Sold...................   11,858      1,972     1,799     11,677       N/A       N/A
     Issued in acquisitions.    4,930        651         -          -       N/A       N/A
     Reinvested.............    3,586        684       540      4,760       N/A       N/A
     Redeemed...............   (7,986)    (1,335)     (990)    (4,270)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease).....   12,388      1,972     1,349     12,167       N/A       N/A
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 661,031 $ 112,888  $ 120,126 $ 248,124     $ 768     $ 562
     Reinvested.............   41,851      8,037     4,997     72,514         3         2
     Redeemed...............   (216,648  (48,195)   (24,447)  (106,627)    (771)     (564)
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 486,234  $ 72,730  $ 100,676 $ 214,011       $ -       $ -
                             ==============================================================
Shares:
     Sold...................   31,517      5,425     5,829     12,122        36        26
     Reinvested.............    2,041        397       248      3,536         -         -
     Redeemed...............   (10,285)   (2,316)   (1,176)    (4,986)      (36)      (26)
                             --------------------------------------------------------------
Net Increase (Decrease).....   23,273      3,506     4,901     10,672         -         -
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (11,264)   $ (964)   $ (849) $ (15,163)      N/A       N/A
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (82,357)  (18,130)   (13,895)  (89,490)      N/A       N/A
                             --------------------------------------------------------------
Total Dividends and          $ (93,621)$ (19,094) $ (14,744)$ (104,653)     N/A       N/A
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (19,788) $ (2,272) $ (1,868) $ (31,086)    $ (3)     $ (2)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (29,129)   (7,506)   (4,471)   (41,428)        -         -
                             --------------------------------------------------------------
                             --------------------------------------------------------------
Total Dividends and          $ (48,917) $ (9,778) $ (6,339) $ (72,514)    $ (3)     $ (2)
Distributions...............
                             ==============================================================







Amounts in thousands                                                                                        Government
                                                                                                          & High Quality
                                                                                                            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 7,906           $ 15,630
Net realized gain (loss) from investment transactions and foreign currency transactions......                 77             (3,737)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................                879              4,244
                              Net Increase (Decrease) in Net Assets Resulting from Operations              8,862             16,137

Dividends and Distributions to Shareholders
From net investment income...................................................................             (8,108)           (15,725)
                                                            Total Dividends and Distributions             (8,108)           (15,725)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             (6,397)           (38,556)
Redemption fees - Class A....................................................................                  1                  -
                                                      Total increase (decrease) in net assets             (5,642)           (38,144)

Net Assets
Beginning of period..........................................................................            387,854            425,998
End of period (including undistributed net investment income as set forth below).............          $ 382,212          $ 387,854
Undistributed (overdistributed) net investment income (operating loss).......................                $ 3               $ 50



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 2,190    $ 1,455     $ 144   $ 11,178   $ 1,761     $ 397    $ 6,954       $ -    $ 1,603   $ 1,275
     Reinvested.............      193        186        14      4,112       630         2      2,126         -        317        56
     Redeemed...............   (1,565)      (656)      (58)   (23,186)   (4,027)        -    (10,145)        -       (812)     (541)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 818      $ 985     $ 100   $ (7,896) $ (1,636)    $ 399   $ (1,065)      $ -    $ 1,108     $ 790
                             =======================================================================================================
Shares:
     Sold...................      217        143        14      1,101       174        39        683         -        159       126
     Reinvested.............       19         19         2        405        62         -        209         -         31         6
     Redeemed...............     (155)       (65)       (6)    (2,285)     (397)        -       (997)        -        (80)      (54)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       81         97        10       (779)     (161)       39       (105)        -        110        78
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 5,042    $ 2,725     $ 615   $ 17,413   $ 2,876        N/A  $ 14,803       $ -    $ 4,202     $ 293
     Reinvested.............      289        292        17      8,274     1,260        N/A     3,985         -        509        86
     Redeemed...............   (2,096)    (1,870)     (155)   (58,483)   (13,286)      N/A   (22,285)        -     (2,644)     (418)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,235    $ 1,147     $ 477  $ (32,796) $ (9,150)       N/A  $ (3,497)      $ -    $ 2,067     $ (39)
                             =======================================================================================================
Shares:
     Sold...................      503        272        61      1,724       289        N/A     1,466         -        419        29
     Reinvested.............       29         29         2        823       125        N/A       396         -         51         9
     Redeemed...............     (210)      (187)      (16)    (5,814)   (1,320)       N/A    (2,209)        -       (264)      (42)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      322        114        47     (3,267)     (906)       N/A      (347)        -        206        (4)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (193)    $ (187)    $ (14)  $ (4,548)   $ (660)     $ (2)  $ (2,131)      $ -     $ (317)    $ (56)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (193)    $ (187)    $ (14)  $ (4,548)   $ (660)     $ (2)  $ (2,131)      $ -     $ (317)    $ (56)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (289)    $ (292)    $ (17)  $ (9,209) $ (1,330)       N/A  $ (3,993)      $ -     $ (509)    $ (86)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (289)    $ (292)    $ (17)  $ (9,209) $ (1,330)       N/A  $ (3,993)      $ -     $ (509)    $ (86)
Distributions...............
                             =======================================================================================================








                                                                                                           High Quality
                                                                                                        Intermediate-Term
Amounts in thousands                                                                                        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 3,484            $ 5,189
Net realized gain (loss) from investment transactions and foreign currency transactions......                151               (423)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................               (182)             1,023
                              Net Increase (Decrease) in Net Assets Resulting from Operations              3,453              5,789

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,577)            (2,928)
From net realized gain on investments and foreign currency transactions......................                  -               (103)
                                                            Total Dividends and Distributions             (5,577)            (3,031)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             27,685             23,825
                                                      Total increase (decrease) in net assets             25,561             26,583

Net Assets
Beginning of period..........................................................................            137,496            110,913
End of period (including undistributed net investment income as set forth below).............          $ 163,057          $ 137,496
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,499            $ 4,515



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 6,622      $ 773     $ 307   $ 2,050    $ 8,890  $ 31,747    $ 5,078
     Reinvested.............    1,735        161        23     1,217        698     1,658         77
     Redeemed...............   (3,696)    (1,014)      (44)   (3,701)    (1,254)   (19,973)   (3,669)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 4,661      $ (80)    $ 286    $ (434)   $ 8,334  $ 13,432    $ 1,486
                             =========================================================================
Shares:
     Sold...................      627         73        29       192        827     2,967        482
     Reinvested.............      167         15         2       116         67       159          7
     Redeemed...............     (351)       (95)       (4)     (348)      (118)   (1,875)      (348)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      443         (7)       27       (40)       776     1,251        141
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 10,511    $ 1,545     $ 586   $ 5,483   $ 12,855  $ 11,463    $ 1,065
     Reinvested.............    1,100        107         3       918        115       757         26
     Redeemed...............   (4,250)    (2,522)      (28)   (7,987)    (2,430)   (5,230)      (262)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,361     $ (870)    $ 561  $ (1,586)  $ 10,540   $ 6,990      $ 829
                             =========================================================================
Shares:
     Sold...................    1,006        149        56       522      1,219     1,096        102
     Reinvested.............      106         10         -        88         11        73          2
     Redeemed...............     (410)      (240)       (3)     (762)      (233)     (500)       (25)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      702        (81)       53      (152)       997       669         79
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,735)    $ (161)    $ (23) $ (1,224)    $ (699) $ (1,658)     $ (77)
                             -------------------------------------------------------------------------
Total Dividends and          $ (1,735)    $ (161)    $ (23) $ (1,224)    $ (699) $ (1,658)     $ (77)
Distributions...............
                             =========================================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,062)    $ (103)     $ (3)   $ (889)    $ (113)   $ (733)     $ (25)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (38)        (4)        -       (33)        (3)      (24)        (1)
                             -------------------------------------------------------------------------
Total Dividends and          $ (1,100)    $ (107)     $ (3)   $ (922)    $ (116)   $ (757)     $ (26)
Distributions...............
                             =========================================================================








                                                                                                            High Yield
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 3,752            $ 5,979
Net realized gain (loss) from investment transactions and foreign currency transactions......                352               (539)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              2,052              1,237
                              Net Increase (Decrease) in Net Assets Resulting from Operations              6,156              6,677

Dividends and Distributions to Shareholders
From net investment income...................................................................             (6,341)            (3,212)
                                                            Total Dividends and Distributions             (6,341)            (3,212)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             20,987             20,871
                                                      Total increase (decrease) in net assets             20,802             24,336

Net Assets
Beginning of period..........................................................................             95,691             71,355
End of period (including undistributed net investment income as set forth below).............          $ 116,493           $ 95,691
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,545            $ 5,134



                             Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 20,598
     Reinvested.............    6,341
     Redeemed...............   (5,952)
                             ----------
Net Increase (Decrease)..... $ 20,987
                             ==========
Shares:
     Sold...................    1,967
     Reinvested.............      623
     Redeemed...............     (572)
                             ----------
Net Increase (Decrease).....    2,018
                             ==========
Year Ended October 31, 2006
Dollars:
     Sold................... $ 20,856
     Reinvested.............    3,212
     Redeemed...............   (3,197)
                             ----------
Net Increase (Decrease)..... $ 20,871
                             ==========
Shares:
     Sold...................    2,039
     Reinvested.............      322
     Redeemed...............     (311)
                             ----------
Net Increase (Decrease).....    2,050
                             ==========

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (6,341)
                             ----------
Total Dividends and          $ (6,341)
Distributions...............
                             ==========
Year Ended October 31, 2006
     From net investment
     income................. $ (3,212)
                             ----------
Total Dividends and          $ (3,212)
Distributions...............
                             ==========



Amounts in thousands                                                                                    High Yield Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 45,918           $ 67,189
Net realized gain (loss) from investment transactions and foreign currency transactions......             13,560             53,968
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             34,043              5,401
                              Net Increase (Decrease) in Net Assets Resulting from Operations             93,521            126,558

Dividends and Distributions to Shareholders
From net investment income...................................................................            (52,306)           (65,500)
From net realized gain on investments and foreign currency transactions......................            (24,846)                 -
                                                            Total Dividends and Distributions            (77,152)           (65,500)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            460,745            280,861
                                                      Total increase (decrease) in net assets            477,114            341,919

Net Assets
Beginning of period..........................................................................          1,153,634            811,715
End of period (including undistributed net investment income as set forth below).............        $ 1,630,748        $ 1,153,634
Undistributed (overdistributed) net investment income (operating loss).......................           $ (2,658)           $ 3,596



                              Class A   Class B    Class C  Institutional R1        R2
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold................... $ 294,094  $ 11,242  $ 52,267  $ 198,528       N/A       N/A
     Reinvested.............   18,485      2,460     2,740     35,456       N/A       N/A
     Redeemed...............   (98,735)   (9,120)   (7,045)   (39,627)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 213,844   $ 4,582  $ 47,962  $ 194,357       N/A       N/A
                             ==============================================================
Shares:
     Sold...................   33,357      1,268     5,903     22,535       N/A       N/A
     Reinvested.............    2,107        279       310      4,033       N/A       N/A
     Redeemed...............   (11,225)   (1,028)     (795)    (4,503)      N/A       N/A
                             --------------------------------------------------------------
Net Increase (Decrease).....   24,239        519     5,418     22,065       N/A       N/A
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 363,171  $ 17,909  $ 40,488   $ 13,315      $ 92       $ 1
     Reinvested.............    8,797      2,166     1,568     42,589         1         -
     Redeemed...............   (75,533)  (15,628)   (7,057)   (110,924)     (93)       (1)
                             --------------------------------------------------------------
Net Increase (Decrease)..... $ 296,435   $ 4,447  $ 34,999  $ (55,020)      $ -       $ -
                             ==============================================================
Shares:
     Sold...................   42,425      2,083     4,695      1,574        11         -
     Reinvested.............    1,024       (252)      182      4,992         -         -
     Redeemed...............   (8,860)    (1,828)     (823)   (13,114)      (11)        -
                             --------------------------------------------------------------
Net Increase (Decrease).....   34,589        507     4,054      6,548         -         -
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (20,261) $ (2,958) $ (3,526) $ (25,561)      N/A       N/A
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (9,395)    (1,761)   (1,805)   (11,885)      N/A       N/A
                             --------------------------------------------------------------
Total Dividends and          $ (29,656) $ (4,719) $ (5,331) $ (37,446)      N/A       N/A
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (14,924) $ (4,812) $ (3,174) $ (42,589)    $ (1)      $  -
                             --------------------------------------------------------------
                             --------------------------------------------------------------
Total Dividends and          $ (14,924) $ (4,812) $ (3,174) $ (42,589)    $ (1)      $  -
Distributions...............
                             ==============================================================







Amounts in thousands                                                                                       Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 32,238           $ 67,585
Net realized gain (loss) from investment transactions and foreign currency transactions......               (225)             3,765
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              5,330              2,865
                              Net Increase (Decrease) in Net Assets Resulting from Operations             37,343             74,215

Dividends and Distributions to Shareholders
From net investment income...................................................................            (34,525)           (69,370)
                                                            Total Dividends and Distributions            (34,525)           (69,370)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             (1,146)            21,970
                                                      Total increase (decrease) in net assets              1,672             26,815

Net Assets
Beginning of period..........................................................................          1,217,079          1,190,264
End of period (including undistributed net investment income as set forth below).............        $ 1,218,751        $ 1,217,079
Undistributed (overdistributed) net investment income (operating loss).......................              $ (57)           $ 2,371



                              Class A   Class B    Class C  Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 20,357    $ 3,432   $ 1,889   $ 40,133
     Reinvested.............    2,369      1,307       166     25,774
     Redeemed...............   (23,119)  (13,503)   (1,515)   (58,436)
                             ------------------------------------------
Net Increase (Decrease).....   $ (393)  $ (8,764)    $ 540    $ 7,471
                             ==========================================
Shares:
     Sold...................    2,234        376       207      4,426
     Reinvested.............      260        143        18      2,824
     Redeemed...............   (2,541)    (1,479)     (166)    (6,407)
                             ------------------------------------------
Net Increase (Decrease).....      (47)      (960)       59        843
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 34,612    $ 6,778   $ 3,978   $ 74,110
     Reinvested.............    5,013      3,224       356     55,740
     Redeemed...............   (44,154)  (38,644)   (4,732)   (74,311)
                             ------------------------------------------
Net Increase (Decrease)..... $ (4,529) $ (28,642)   $ (398)  $ 55,539
                             ==========================================
Shares:
     Sold...................    3,843        751       440      8,142
     Reinvested.............      556        356        39      6,171
     Redeemed...............   (4,909)    (4,279)     (523)    (8,268)
                             ------------------------------------------
Net Increase (Decrease).....     (510)    (3,172)      (44)     6,045
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (3,888)  $ (2,241)   $ (246) $ (28,150)
                             ------------------------------------------
Total Dividends and          $ (3,888)  $ (2,241)   $ (246) $ (28,150)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (7,888)  $ (5,238)   $ (501) $ (55,743)
                             ------------------------------------------
Total Dividends and          $ (7,888)  $ (5,238)   $ (501) $ (55,743)
Distributions...............
                             ==========================================








                                                                                                            Inflation
Amounts in thousands                                                                                     Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,036            $ 4,916
Net realized gain (loss) from investment transactions and foreign currency transactions......             (1,274)            (1,531)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,847               (591)
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,609              2,794

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,629)            (4,857)
From net realized gain on investments and foreign currency transactions......................                  -                (47)
                                                            Total Dividends and Distributions             (5,629)            (4,904)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            299,267             48,007
                                                      Total increase (decrease) in net assets            299,247             45,897

Net Assets
Beginning of period..........................................................................            122,307             76,410
End of period (including undistributed net investment income as set forth below).............          $ 421,554          $ 122,307
Undistributed (overdistributed) net investment income (operating loss).......................             $ (130)              $ 21



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 576      $ 124      $ 50    $ 2,003      $ 74   $ 1,427  $ 302,060     $ 317       $ 21
     Reinvested.............       19         10         1         82         1       112      5,391         4          4
     Redeemed...............     (171)       (36)        -     (1,347)        -      (960)   (10,124)     (198)      (173)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 424       $ 98      $ 51      $ 738      $ 75     $ 579  $ 297,327     $ 123     $ (148)
                             ==============================================================================================
Shares:
     Sold...................       60         13         6        207         8       148     31,600        34          2
     Reinvested.............        2          1         -          9         -        12        565         -          -
     Redeemed...............      (18)        (4)        -       (140)        -      (101)    (1,066)      (21)       (18)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       44         10         6         76         8        59     31,099        13        (16)
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 934      $ 733      $ 94    $ 3,195       N/A   $ 3,683   $ 42,245      $ 76      $ 395
     Reinvested.............       23         16         1        141       N/A       250      4,437         4         19
     Redeemed...............     (186)      (200)      (64)      (944)      N/A    (1,917)    (4,806)      (32)       (91)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 771      $ 549      $ 31    $ 2,392       N/A   $ 2,016   $ 41,876      $ 48      $ 323
                             ==============================================================================================
Shares:
     Sold...................       96         75        10        329       N/A       382      4,394         8         41
     Reinvested.............        2          2         -         15       N/A        26        464         -          2
     Redeemed...............      (19)       (21)       (7)       (98)      N/A      (200)      (501)       (3)       (10)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       79         56         3        246       N/A       208      4,357         5         33
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (19)     $ (10)     $ (1)     $ (87)     $ (1)   $ (112)  $ (5,391)     $ (4)      $ (4)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (19)     $ (10)     $ (1)     $ (87)     $ (1)   $ (112)  $ (5,391)     $ (4)      $ (4)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (23)     $ (17)     $ (1)    $ (149)      N/A    $ (250)  $ (4,394)     $ (4)     $ (19)
     From net realized gain
     on investments and
     foreign currency
     transactions...........        -          -         -         (1)      N/A        (2)       (44)        -          -
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (23)     $ (17)     $ (1)    $ (150)      N/A    $ (252)  $ (4,438)     $ (4)     $ (19)
Distributions...............
                             ==============================================================================================





                                                                                                          International
                                                                                                             Emerging
Amounts in thousands                                                                                       Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,308            $ 1,347
Net realized gain (loss) from investment transactions and foreign currency transactions......             45,806             27,358
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             65,245             34,335
                              Net Increase (Decrease) in Net Assets Resulting from Operations            113,359             63,040

Dividends and Distributions to Shareholders
From net investment income...................................................................             (2,308)              (233)
From net realized gain on investments and foreign currency transactions......................            (27,638)           (15,240)
                                                            Total Dividends and Distributions            (29,946)           (15,473)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            482,365            138,667
Redemption fees - Class J....................................................................                  2                  3
                                                      Total increase (decrease) in net assets            565,780            186,237

Net Assets
Beginning of period..........................................................................            332,684            146,447
End of period (including undistributed net investment income as set forth below).............          $ 898,464          $ 332,684
Undistributed (overdistributed) net investment income (operating loss).......................              $ 508            $ 1,201



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 6,788    $ 3,595   $ 1,163   $ 24,650   $ 3,208   $ 2,168   $ 36,113  $ 407,954   $ 9,653   $ 4,183
     Reinvested.............      512        361       125      6,261     1,042         -     10,960     9,286      1,073       238
     Redeemed...............   (2,300)      (331)     (521)   (13,263)   (2,295)       (9)   (19,753)   (5,872)    (2,313)     (311)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,000    $ 3,625     $ 767   $ 17,648   $ 1,955   $ 2,159   $ 27,320  $ 411,368   $ 8,413   $ 4,110
                             =======================================================================================================
Shares:
     Sold...................      264        141        45        937       122        81      1,420    15,818        365       159
     Reinvested.............       20         15         5        249        42         -        449       368         43         9
     Redeemed...............      (92)       (13)      (20)      (515)      (89)        -       (786)     (224)       (92)      (12)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      192        143        30        671        75        81      1,083    15,962        316       156
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 4,671    $ 3,451   $ 1,860   $ 35,113   $ 4,805       N/A   $ 70,233  $ 63,398    $ 8,398   $ 2,568
     Reinvested.............      202         68        13      4,654       957       N/A      7,510       200        555        22
     Redeemed...............   (1,766)    (1,361)     (463)   (26,064)   (3,399)      N/A    (28,669)   (2,766)    (3,843)   (1,680)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,107    $ 2,158   $ 1,410   $ 13,703   $ 2,363       N/A   $ 49,074  $ 60,832    $ 5,110     $ 910
                             =======================================================================================================
Shares:
     Sold...................      207        150        80      1,554       211       N/A      3,188     2,686        366       111
     Reinvested.............       10          3         1        236        49       N/A        391        10         28         1
     Redeemed...............      (85)       (66)      (18)    (1,231)     (153)      N/A     (1,317)     (124)      (177)      (79)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      132         87        63        559       107       N/A      2,262     2,572        217        33
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (33)     $ (12)     $ (2)    $ (300)     $  -       $ -     $ (442) $ (1,387)    $ (111)    $ (21)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (479)      (349)     (123)    (6,036)   (1,054)        -    (10,519)   (7,899)      (962)     (217)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (512)    $ (361)   $ (125)  $ (6,336) $ (1,054)     $  -  $ (10,961) $ (9,286)  $ (1,073)   $ (238)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (7)      $ (1)     $  -     $ (123)     $  -       N/A      $ (43)    $ (21)     $ (36)     $ (2)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (243)      (114)      (15)    (5,615)     (967)      N/A     (7,470)     (179)      (568)      (69)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (250)    $ (115)    $ (15)  $ (5,738)   $ (967)      N/A   $ (7,513)   $ (200)    $ (604)    $ (71)
Distributions...............
                             =======================================================================================================








                                                                                                          International
                                                                                                              Growth
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,544            $ 9,245
Net realized gain (loss) from investment transactions and foreign currency transactions......            105,401            124,808
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            109,161             93,228
                              Net Increase (Decrease) in Net Assets Resulting from Operations            223,106            227,281

Dividends and Distributions to Shareholders
From net investment income...................................................................            (13,222)            (7,645)
From net realized gain on investments and foreign currency transactions......................           (126,025)           (64,899)
                                                            Total Dividends and Distributions           (139,247)           (72,544)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            488,818            391,901
                                                      Total increase (decrease) in net assets            572,677            546,638

Net Assets
Beginning of period..........................................................................          1,272,151            725,513
End of period (including undistributed net investment income as set forth below).............        $ 1,844,828        $ 1,272,151
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,003            $ 7,720



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 4,861    $ 1,728     $ 419   $ 7,535  $ 372,668   $ 6,239    $ 4,988
     Reinvested.............    2,776      1,380       231     6,433    124,658     1,937      1,826
     Redeemed...............   (2,731)    (1,899)     (214)   (6,128)   (33,613)   (2,625)    (1,651)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 4,906    $ 1,209     $ 436   $ 7,840  $ 463,713   $ 5,551    $ 5,163
                             =========================================================================
Shares:
     Sold...................      362        136        32       585     28,580       477        383
     Reinvested.............      215        113        19       523      9,872       155        147
     Redeemed...............     (206)      (152)      (16)     (481)    (2,606)     (203)      (128)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      371         97        35       627     35,846       429        402
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 16,678    $ 5,532   $ 2,095  $ 18,304  $ 367,730   $ 9,532    $ 5,700
     Reinvested.............      941        864       100     4,071     64,921       751        891
     Redeemed...............   (2,870)    (3,552)     (156)   (10,379)  (85,425)   (2,249)    (1,578)
                             -------------------------------------------------------------------------
Net Increase (Decrease)..... $ 14,749    $ 2,844   $ 2,039  $ 11,996  $ 347,226   $ 8,034    $ 5,013
                             =========================================================================
Shares:
     Sold...................    1,340        453       176     1,516     29,679       782        463
     Reinvested.............       82         80         9       373      5,798        67         81
     Redeemed...............     (229)      (294)      (12)     (861)    (6,884)     (183)      (130)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....    1,193        239       173     1,028     28,593       666        414
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (109)     $ (31)     $ (1)   $ (157) $ (12,669)   $ (143)    $ (112)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (2,667)    (1,349)     (230)   (6,282)   (111,989)  (1,794)    (1,714)
                             -------------------------------------------------------------------------
Total Dividends and          $ (2,776)  $ (1,380)   $ (231) $ (6,439) $ (124,658)$ (1,937)  $ (1,826)
Distributions...............
                             =========================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (45)     $ (28)     $ (1)    $ (75)  $ (7,365)    $ (67)     $ (64)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (896)      (836)     (100)   (3,999)   (57,557)     (684)      (827)
                             -------------------------------------------------------------------------
Total Dividends and            $ (941)    $ (864)   $ (101) $ (4,074) $ (64,922)   $ (751)    $ (891)
Distributions...............
                             =========================================================================








                                                                                                             LargeCap
Amounts in thousands                                                                                       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,694            $ 2,507
Net realized gain (loss) from investment transactions and foreign currency transactions......            183,523             33,010
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            (68,167)            38,701
                              Net Increase (Decrease) in Net Assets Resulting from Operations            121,050             74,218

Dividends and Distributions to Shareholders
From net investment income...................................................................             (4,154)              (383)
From net realized gain on investments and foreign currency transactions......................            (12,172)                 -
                                                            Total Dividends and Distributions            (16,326)              (383)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          2,613,080            254,418
                                                      Total increase (decrease) in net assets          2,717,804            328,253

Net Assets
Beginning of period..........................................................................            952,466            624,213
End of period (including undistributed net investment income as set forth below).............        $ 3,670,270          $ 952,466
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,813            $ 2,273



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature   Class A   Class B    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 8,364   $ 3,171    $ 2,145  $ 25,734    $ 2,051     $ 633   $ 3,250  $ 162,677   $ 31,761   $ 5,506
     Issued in acquisitions.        -         -          -    140,361    77,359     2,933         -    2,248,006        -         -
     Reinvested.............      486       234         85     3,862        361         -       462      8,892        835       259
     Redeemed...............   (2,886)   (2,114)    (1,087)   (33,286)  (16,362)     (247)   (3,067)   (49,369)    (6,346)   (1,583)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,964   $ 1,291    $ 1,143  $ 136,671  $ 63,409   $ 3,319     $ 645  $ 2,370,206 $ 26,250   $ 4,182
                             =======================================================================================================
Shares:
     Sold...................    1,007       400        274     3,196        259        79       424     20,086      3,889       675
     Issued in acquisitions.        -         -          -    17,249      9,627       360         -    275,929          -         -
     Reinvested.............       59        30         11       484         46         -        61      1,113        103        32
     Redeemed...............     (349)     (268)      (137)   (4,150)    (2,049)      (31)     (400)    (6,167)      (784)     (191)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      717       162        148    16,779      7,883       408        85    290,961      3,208       516
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 32,438  $ 15,805    $ 5,737  $ 29,094    $ 3,189       N/A  $ 17,071  $ 185,547   $ 50,023  $ 12,391
     Reinvested.............        -         -          -         -          -       N/A         -        383          -         -
     Redeemed...............   (6,468)   (1,866)      (903)   (44,980)  (12,619)      N/A    (5,841)   (13,753)    (8,650)   (2,180)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 25,970  $ 13,939    $ 4,834  $ (15,886) $ (9,430)      N/A  $ 11,230  $ 172,177   $ 41,373  $ 10,211
                             =======================================================================================================
Shares:
     Sold...................    4,178     2,125        767     3,889        427       N/A     2,383     24,810      6,613     1,608
     Reinvested.............        -         -          -         -          -       N/A         -         52          -         -
     Redeemed...............     (833)     (253)      (121)   (6,023)    (1,700)      N/A      (814)    (1,836)    (1,143)     (283)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    3,345     1,872        646    (2,134)    (1,273)      N/A     1,569     23,026      5,470     1,325
                             =======================================================================================================


Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (35)      $ -       $  -    $ (352)      $  -      $  -      $  -   $ (3,498)    $ (218)    $ (51)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (451)    (234)       (85)    (3,571)     (365)         -     (462)     (6,179)      (617)     (208)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (486)   $ (234)     $ (85) $ (3,923)    $ (365)     $  -    $ (462)  $ (9,677)    $ (835)   $ (259)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -      $  -       $  -      $  -        $ -       N/A      $  -     $ (383)      $  -      $  -
                             -------------------------------------------------------------------------------------------------------
Total Dividends and               $ -       $ -        $ -       $ -        $ -       N/A       $ -     $ (383)       $ -       $ -
Distributions...............
                             =======================================================================================================








                                                                                                             LargeCap
                                                                                                          S&P 500 Index
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 6,990           $ 10,664
Net realized gain (loss) from investment transactions and foreign currency transactions......              6,213              3,020
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             66,426            106,667
                              Net Increase (Decrease) in Net Assets Resulting from Operations             79,629            120,351

Dividends and Distributions to Shareholders
From net investment income...................................................................            (11,410)            (7,664)
From net realized gain on investments and foreign currency transactions......................             (3,300)            (3,073)
                                                            Total Dividends and Distributions            (14,710)           (10,737)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             66,627            105,879
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            131,546            215,494

Net Assets
Beginning of period..........................................................................            941,651            726,157
End of period (including undistributed net investment income as set forth below).............        $ 1,073,197          $ 941,651
Undistributed (overdistributed) net investment income (operating loss).......................            $ 4,231            $ 8,651



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 22,875    $ 5,998   $ 1,135    $ 7,692   $ 1,252  $ 30,597   $ 41,999  $ 46,811   $ 19,559
     Reinvested.............    2,021        935        84      1,193         -     5,200        675     3,881        700
     Redeemed...............   (12,928)   (6,412)     (427)    (7,915)       (1)   (28,995)   (7,440)   (56,666)   (5,196)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 11,968      $ 521     $ 792      $ 970   $ 1,251   $ 6,802   $ 35,234  $ (5,974)  $ 15,063
                             ==============================================================================================
Shares:
     Sold...................    2,254        599       113        761       123     3,051      4,133     4,574      1,926
     Reinvested.............      201         93         8        119         -       523         67       383         70
     Redeemed...............   (1,279)      (627)      (42)      (779)        -    (2,893)      (728)   (5,574)      (508)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,176         65        79        101       123       681      3,472      (617)     1,488
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 48,407   $ 16,086   $ 6,098   $ 10,869        N/A $ 65,788   $ 25,777  $ 59,177   $ 29,119
     Reinvested.............    1,487        739        51      1,092        N/A    4,125        122     2,756        345
     Redeemed...............   (39,304)  (14,882)     (976)   (15,830)       N/A   (52,906)   (2,471)   (29,905)   (9,885)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10,590    $ 1,943   $ 5,173   $ (3,869)       N/A $ 17,007   $ 23,428  $ 32,028   $ 19,579
                             ==============================================================================================
Shares:
     Sold...................    5,295      1,756       672      1,186        N/A    7,256      2,808     6,386      3,169
     Reinvested.............      167         83         6        123        N/A      467         14       307         39
     Redeemed...............   (4,301)    (1,641)     (107)    (1,729)       N/A   (5,826)      (266)   (3,242)    (1,064)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,161        198       571       (420)       N/A    1,897      2,556     3,451      2,144
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,572)    $ (686)    $ (60)    $ (934)      $ -  $ (3,897)    $ (565) $ (3,138)    $ (558)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (449)      (249)      (25)      (273)        -    (1,307)      (112)     (743)      (142)
                             ----------------------------------------------------------------------------------------------
Total Dividends and          $ (2,021)    $ (935)    $ (85)  $ (1,207)     $  -  $ (5,204)    $ (677) $ (3,881)    $ (700)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,065)    $ (491)    $ (32)    $ (805)       N/A $ (2,812)    $ (101) $ (2,102)    $ (257)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (422)      (249)      (19)      (304)       N/A   (1,316)       (21)     (655)       (88)
                             ----------------------------------------------------------------------------------------------
Total Dividends and          $ (1,487)    $ (740)    $ (51)  $ (1,109)       N/A $ (4,128)    $ (122) $ (2,757)    $ (345)
Distributions...............
                             ==============================================================================================








                                                                                                             LargeCap
Amounts in thousands                                                                                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 6,435           $ 10,377
Net realized gain (loss) from investment transactions and foreign currency transactions......             28,403             33,765
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             29,571             69,697
                              Net Increase (Decrease) in Net Assets Resulting from Operations             64,409            113,839

Dividends and Distributions to Shareholders
From net investment income...................................................................            (11,030)            (5,682)
From net realized gain on investments and foreign currency transactions......................            (34,028)           (13,832)
                                                            Total Dividends and Distributions            (45,058)           (19,514)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             44,676            105,237
                                                      Total increase (decrease) in net assets             64,027            199,562

Net Assets
Beginning of period..........................................................................            742,874            543,312
End of period (including undistributed net investment income as set forth below).............          $ 806,901          $ 742,874
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,684            $ 8,279



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 988      $ 413     $ 150   $ 13,267   $ 1,387     $ 352    $ 9,641  $ 23,220    $ 4,020     $ 855
     Reinvested.............      172        289        41     16,973     1,097         -      2,937    22,204        699        76
     Redeemed...............     (460)    (1,299)     (123)   (24,086)   (4,139)        -     (5,282)   (17,427)     (901)     (388)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 700     $ (597)     $ 68    $ 6,154  $ (1,655)    $ 352    $ 7,296  $ 27,997    $ 3,818     $ 543
                             =======================================================================================================
Shares:
     Sold...................       75         32        13      1,018       107        27        749     1,781        307        67
     Reinvested.............       14         23         3      1,324        86         -        232     1,730         54         6
     Redeemed...............      (35)      (102)      (10)    (1,854)     (317)        -       (411)   (1,358)       (69)      (31)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       54        (47)        6        488      (124)       27        570     2,153        292        42
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,355    $ 1,095     $ 558   $ 19,701   $ 2,482        N/A  $ 21,687  $ 109,061   $ 3,689     $ 737
     Reinvested.............       24        125         9      8,884       735        N/A       899     8,363        212        24
     Redeemed...............     (406)      (890)     (158)   (55,667)   (7,935)       N/A    (6,095)   (2,522)    (1,362)     (368)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,973      $ 330     $ 409  $ (27,082) $ (4,718)       N/A  $ 16,491  $ 114,902   $ 2,539     $ 393
                             =======================================================================================================
Shares:
     Sold...................      198         91        46      1,632       203        N/A     1,808     9,095        304        60
     Reinvested.............        2         11         1        770        64        N/A        79       725         18         2
     Redeemed...............      (34)       (75)      (13)    (4,664)     (661)       N/A      (509)     (211)      (113)      (30)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      166         27        34     (2,262)     (394)       N/A     1,378     9,609        209        32
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (35)     $ (52)     $ (6)  $ (3,891)    $ (48)     $  -     $ (529) $ (6,275)    $ (176)    $ (18)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (137)      (237)      (35)   (13,531)   (1,056)        -     (2,408)   (16,042)     (523)      (59)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (172)    $ (289)    $ (41) $ (17,422) $ (1,104)     $  -   $ (2,937) $ (22,317)   $ (699)    $ (77)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (7)     $ (22)     $ (1)  $ (2,395)   $ (119)       N/A    $ (145) $ (2,923)     $ (63)     $ (7)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (17)      (103)       (8)    (6,721)     (621)       N/A      (754)   (5,441)      (149)      (18)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and             $ (24)    $ (125)     $ (9)  $ (9,116)   $ (740)       N/A    $ (899) $ (8,364)    $ (212)    $ (25)
Distributions...............
                             =======================================================================================================








                                                                                                              MidCap
Amounts in thousands                                                                                        Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ (10)           $ 1,476
Net realized gain (loss) from investment transactions and foreign currency transactions......             37,354             77,418
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             63,349             21,555
                              Net Increase (Decrease) in Net Assets Resulting from Operations            100,693            100,449

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,198)            (1,096)
From net realized gain on investments and foreign currency transactions......................            (77,285)           (38,199)
                                                            Total Dividends and Distributions            (78,483)           (39,295)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             67,271              8,368
                                                      Total increase (decrease) in net assets             89,481             69,522

Net Assets
Beginning of period..........................................................................            810,220            740,698
End of period (including undistributed net investment income as set forth below).............          $ 899,701          $ 810,220
Undistributed (overdistributed) net investment income (operating loss).......................              $ (10)           $ 1,200



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 3,288      $ 367     $ 334   $ 26,875   $ 3,333   $ 1,365   $ 25,201       $ -    $ 5,254   $ 1,169
     Reinvested.............      578        252        61     52,029     6,323         -     15,552         -      2,174       500
     Redeemed...............   (2,023)      (496)      (78)   (50,529)   (9,323)       (1)   (12,449)        -     (2,046)     (439)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,843      $ 123     $ 317   $ 28,375     $ 333   $ 1,364   $ 28,304       $ -    $ 5,382   $ 1,230
                             =======================================================================================================
Shares:
     Sold...................      231         26        22      1,844       230        93      1,768         -        361        79
     Reinvested.............       41         18         4      3,693       450         -      1,129         -        154        35
     Redeemed...............     (141)       (35)       (5)    (3,470)     (639)        -       (872)        -       (141)      (29)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      131          9        21      2,067        41        93      2,025         -        374        85
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 3,466      $ 734     $ 220   $ 45,035   $ 6,424        N/A  $ 43,912       $ -    $ 5,825   $ 3,320
     Reinvested.............      190        172        14     27,072     3,645        N/A     6,267         -      1,329       156
     Redeemed...............     (925)    (1,697)      (76)   (82,638)   (19,029)      N/A   (20,910)        -    (12,658)   (1,480)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,731     $ (791)    $ 158  $ (10,531) $ (8,960)       N/A  $ 29,269       $ -   $ (5,504)  $ 1,996
                             =======================================================================================================
Shares:
     Sold...................      248         52        15      3,221       455        N/A     3,192         -        411       231
     Reinvested.............       14         13         1      1,985       268        N/A       469         -         97        11
     Redeemed...............      (66)      (122)       (5)    (5,899)   (1,366)       N/A    (1,519)        -       (900)     (101)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      196        (57)       11       (693)     (643)       N/A     2,142         -       (392)      141
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -   $ (1,117)     $  -      $  -       $  -       $ -      $ (71)    $ (10)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (578)      (252)      (61)   (51,836)   (6,401)        -    (15,563)       (1)   (2,103)     (490)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (578)    $ (252)    $ (61) $ (52,953) $ (6,401)     $  -  $ (15,563)     $ (1)  $ (2,174)   $ (500)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -       $  -      $  -   $ (1,018)     $  -        N/A      $  -       $ -      $ (73)     $ (5)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (190)      (172)      (15)   (26,453)   (3,692)       N/A    (6,270)      (1)    (1,255)     (151)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (190)    $ (172)    $ (15) $ (27,471) $ (3,692)       N/A  $ (6,270)     $ (1)  $ (1,328)   $ (156)
Distributions...............
                             =======================================================================================================








                                                                                                              MidCap
Amounts in thousands                                                                                       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (101)            $ (244)
Net realized gain (loss) from investment transactions and foreign currency transactions......                869                842
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              2,190                542
                              Net Increase (Decrease) in Net Assets Resulting from Operations              2,958              1,140


Capital Share Transactions
Net increase (decrease) in capital share transactions........................................                477              8,899
                                                      Total increase (decrease) in net assets              3,435             10,039

Net Assets
Beginning of period..........................................................................             29,994             19,955
End of period (including undistributed net investment income as set forth below).............           $ 33,429           $ 29,994
Undistributed (overdistributed) net investment income (operating loss).......................             $ (101)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 131      $ 118      $ 79   $ 1,905    $ 2,519     $ 147       $ 40
     Redeemed...............   (1,020)      (356)      (36)   (2,727)       (95)     (178)       (50)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....   $ (889)    $ (238)     $ 43    $ (822)   $ 2,424     $ (31)     $ (10)
                             =========================================================================
Shares:
     Sold...................       19         16        12       287        356        20          5
     Redeemed...............     (143)       (51)       (5)     (412)       (14)      (25)        (7)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....     (124)       (35)        7      (125)       342        (5)        (2)
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,075    $ 1,613     $ 125   $ 6,141    $ 3,948   $ 1,427      $ 670
     Redeemed...............     (783)      (468)      (17)   (5,221)       (28)     (211)      (372)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,292    $ 1,145     $ 108     $ 920    $ 3,920   $ 1,216      $ 298
                             =========================================================================
Shares:
     Sold...................      296        233        19       952        593       210         97
     Redeemed...............     (115)       (70)       (3)     (812)        (4)      (32)       (51)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      181        163        16       140        589       178         46
                             =========================================================================









                                                                                                              MidCap
                                                                                                             S&P 400
Amounts in thousands                                                                                        Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 1,224            $ 1,077
Net realized gain (loss) from investment transactions and foreign currency transactions......              5,353              5,351
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             13,894              8,425
                              Net Increase (Decrease) in Net Assets Resulting from Operations             20,471             14,853

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,341)              (573)
From net realized gain on investments and foreign currency transactions......................             (5,532)            (4,351)
                                                            Total Dividends and Distributions             (6,873)            (4,924)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             35,485             55,241
                                                      Total increase (decrease) in net assets             49,083             65,170

Net Assets
Beginning of period..........................................................................            166,221            101,051
End of period (including undistributed net investment income as set forth below).............          $ 215,304          $ 166,221
Undistributed (overdistributed) net investment income (operating loss).......................              $ 820              $ 936



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 8,630    $ 3,203   $ 1,567   $ 5,702   $ 11,935  $ 23,925    $ 6,226
     Reinvested.............    1,228        912        92     1,353        615     2,183        483
     Redeemed...............   (3,265)    (4,570)     (296)   (3,387)    (2,293)   (16,757)   (2,001)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,593     $ (455)  $ 1,363   $ 3,668   $ 10,257   $ 9,351    $ 4,708
                             =========================================================================
Shares:
     Sold...................      565        211       106       387        793     1,579        407
     Reinvested.............       83         62         6        93         42       147         33
     Redeemed...............     (215)      (298)      (20)     (230)      (153)   (1,118)      (131)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      433        (25)       92       250        682       608        309
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 17,537   $ 10,627   $ 2,535  $ 10,496   $ 11,544  $ 21,246    $ 6,909
     Reinvested.............      799        829        35     1,271         84     1,600        304
     Redeemed...............   (5,659)    (5,894)     (510)   (7,386)      (889)   (7,782)    (2,455)
                             -------------------------------------------------------------------------
Net Increase (Decrease)..... $ 12,677    $ 5,562   $ 2,060   $ 4,381   $ 10,739  $ 15,064    $ 4,758
                             =========================================================================
Shares:
     Sold...................    1,223        745       180       757        823     1,484        487
     Reinvested.............       57         60         3        94          6       115         22
     Redeemed...............     (391)      (412)      (37)     (531)       (63)     (545)      (172)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      889        393       146       320        766     1,054        337
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (217)    $ (121)    $ (10)   $ (188)    $ (187)   $ (512)    $ (106)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,011)      (791)      (82)   (1,166)      (434)   (1,671)      (377)
                             -------------------------------------------------------------------------
Total Dividends and          $ (1,228)    $ (912)    $ (92) $ (1,354)    $ (621) $ (2,183)    $ (483)
Distributions...............
                             =========================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (96)     $ (60)     $ (2)    $ (74)     $ (21)   $ (273)     $ (47)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (704)      (769)      (33)   (1,198)       (63)   (1,327)      (257)
                             -------------------------------------------------------------------------
Total Dividends and            $ (800)    $ (829)    $ (35) $ (1,272)     $ (84) $ (1,600)    $ (304)
Distributions...............
                             =========================================================================








Amounts in thousands                                                                                    MidCap Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,861            $ 6,720
Net realized gain (loss) from investment transactions and foreign currency transactions......             75,180             44,968
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             27,618             92,668
                              Net Increase (Decrease) in Net Assets Resulting from Operations            108,659            144,356

Dividends and Distributions to Shareholders
From net investment income...................................................................             (6,899)           (13,439)
From net realized gain on investments and foreign currency transactions......................            (44,854)           (56,362)
                                                            Total Dividends and Distributions            (51,753)           (69,801)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (104,989)            16,565
                                                      Total increase (decrease) in net assets            (48,083)            91,120

Net Assets
Beginning of period..........................................................................            979,519            888,399
End of period (including undistributed net investment income as set forth below).............          $ 931,436          $ 979,519
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,701            $ 4,739



                              Class A   Class B    Class C  Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 46,671    $ 3,336   $ 3,391    $ 1,184
     Reinvested.............   10,661      1,294       316     38,516
     Redeemed...............   (16,735)   (3,043)     (815)   (189,765)
                             ------------------------------------------
Net Increase (Decrease)..... $ 40,597    $ 1,587   $ 2,892  $ (150,065)
                             ==========================================
Shares:
     Sold...................    2,177        165       168         54
     Reinvested.............      509         66        16      1,814
     Redeemed...............     (782)      (151)      (40)    (8,880)
                             ------------------------------------------
Net Increase (Decrease).....    1,904         80       144     (7,012)
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 126,679   $ 7,702   $ 4,427    $ 5,163
     Reinvested.............    7,091      1,620       315     60,050
     Redeemed...............   (24,699)   (5,082)   (1,538)   (165,163)
                             ------------------------------------------
Net Increase (Decrease)..... $ 109,071   $ 4,240   $ 3,204  $ (99,950)
                             ==========================================
Shares:
     Sold...................    6,356        414       239        256
     Reinvested.............      376         91        18      3,143
     Redeemed...............   (1,259)      (274)      (82)    (8,467)
                             ------------------------------------------
Net Increase (Decrease).....    5,473        231       175     (5,068)
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,237)      $ (2)      $ -   $ (5,660)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (10,079)   (1,505)    (414)    (32,856)
                             ------------------------------------------
Total Dividends and          $ (11,316) $ (1,507)   $ (414) $ (38,516)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,417)    $ (150)    $ (52) $ (11,820)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (6,174)    (1,651)     (307)   (48,230)
                             ------------------------------------------
Total Dividends and          $ (7,591)  $ (1,801)   $ (359) $ (60,050)
Distributions...............
                             ==========================================








                                                                                                              MidCap
Amounts in thousands                                                                                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 395              $ 974
Net realized gain (loss) from investment transactions and foreign currency transactions......              7,295              7,945
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              8,209             10,403
                              Net Increase (Decrease) in Net Assets Resulting from Operations             15,899             19,322

Dividends and Distributions to Shareholders
From net investment income...................................................................               (907)              (537)
From net realized gain on investments and foreign currency transactions......................             (8,077)           (17,433)
                                                            Total Dividends and Distributions             (8,984)           (17,970)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................              7,756             20,667
Redemption fees - Class J....................................................................                  1                  -
                                                      Total increase (decrease) in net assets             14,672             22,019

Net Assets
Beginning of period..........................................................................            140,424            118,405
End of period (including undistributed net investment income as set forth below).............          $ 155,096          $ 140,424
Undistributed (overdistributed) net investment income (operating loss).......................              $ 138              $ 650



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 910      $ 455      $ 32  $ 10,838        $ 8   $ 3,144      $ 848
     Reinvested.............       52         71         5     8,261          -       100         93
     Redeemed...............     (325)      (105)        -    (9,925)    (6,096)     (308)      (302)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....    $ 637      $ 421      $ 37   $ 9,174   $ (6,088)  $ 2,936      $ 639
                             =========================================================================
Shares:
     Sold...................       62         30         3       752          2       213         58
     Reinvested.............        4          5         -       592          -         7          7
     Redeemed...............      (22)        (7)        -      (692)      (399)      (21)       (21)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....       44         28         3       652       (397)      199         44
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 627      $ 654      $ 81  $ 21,151        $ -     $ 766    $ 1,474
     Reinvested.............       70         67         4    16,861        767       158         28
     Redeemed...............     (243)       (96)      (45)   (20,726)      (11)     (512)      (408)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....    $ 454      $ 625      $ 40  $ 17,286      $ 756     $ 412    $ 1,094
                             =========================================================================
Shares:
     Sold...................       46         49         6     1,573          -        57        112
     Reinvested.............        5          5         -     1,315         58        12          2
     Redeemed...............      (18)        (7)       (3)   (1,549)        (1)      (38)       (31)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....       33         47         3     1,339         57        31         83
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $ (7)      $ (6)      $ -    $ (792)     $ (73)    $ (16)     $ (13)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (45)       (65)      (5)    (7,473)      (325)      (84)       (80)
                             -------------------------------------------------------------------------
Total Dividends and             $ (52)     $ (71)     $ (5) $ (8,265)    $ (398)   $ (100)     $ (93)
Distributions...............
                             =========================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (3)      $ (2)      $ -    $ (464)     $ (58)     $ (9)      $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (67)       (66)       (6)   (16,409)     (710)     (148)       (27)
                             -------------------------------------------------------------------------
Total Dividends and             $ (70)     $ (68)     $ (6) $ (16,873)   $ (768)   $ (157)     $ (28)
Distributions...............
                             =========================================================================








                                                                                                              Money
Amounts in thousands                                                                                       Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 38,111           $ 27,165
                              Net Increase (Decrease) in Net Assets Resulting from Operations             38,111             27,165

Dividends and Distributions to Shareholders
From net investment income...................................................................            (38,111)           (27,165)
                                                            Total Dividends and Distributions            (38,111)           (27,165)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,594,021              1,083
                                                      Total increase (decrease) in net assets          1,594,021              1,083

Net Assets
Beginning of period..........................................................................            693,081            691,998
End of period (including undistributed net investment income as set forth below).............        $ 2,287,102          $ 693,081
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 70,726   $ 42,273  $ 18,736  $ 839,503   $ 5,916   $ 4,493   $ 51,711  $ 277,244 $ 118,869  $ 33,438
     Issued in acquisitions.        -          -         -    1,098,364  33,680     6,724          -    185,502         -         -
     Reinvested.............     404        319        68     27,826       311        65      3,385     3,184      1,269       187
     Redeemed............... (64,129)  (37,345)   (18,804)  (664,209)  (10,058)  (5,191)   (46,700)   (269,618  (79,188)   (34,934)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,001    $ 5,247      $ -  $ 1,301,484$ 29,849   $ 6,091    $ 8,396  $ 196,312  $ 40,950  $ (1,309)
                             =======================================================================================================
Shares:
     Sold...................   70,726     42,273    18,736    839,503     5,916     4,493     51,711    277,244   118,869    33,438
     Issued in acquisitions.        -          -         -    1,098,364  33,680     6,724          -    185,502         -         -
     Reinvested.............     404        319        68     27,826       311        65      3,385     3,184      1,269       187
     Redeemed..............  (64,129)  (37,345)   (18,804)  (664,209)  (10,058)  (5,191)   (46,700)   (269,618  (79,188)   (34,934)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    7,001      5,247         -    1,301,484  29,849     6,091      8,396    196,312    40,950    (1,309)
                             ======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 94,484   $ 71,184  $ 30,943  $ 682,760   $ 2,687       N/A   $ 76,310  $ 26,437   $ 76,761  $ 45,999
     Reinvested.............      517        462        69     16,458        80       N/A      5,450     1,141      1,414       139
     Redeemed...............  88,387)  (71,309)   (38,061)  (612,111)  (2,890)       N/A   (67,734)   (141,767  (66,934)   (43,019)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,614      $ 337  $ (7,049)  $ 87,107    $ (123)      N/A   $ 14,026  $ (114,189)$ 11,241   $ 3,119
                             =======================================================================================================
Shares:
     Sold...................   94,484     71,184    30,943    682,760     2,687       N/A     76,310    26,437     76,761    45,999
     Reinvested.............      517        462        69     16,458        80       N/A      5,450     1,141      1,414       139
     Redeemed............... (88,387)  (71,309)   (38,061)  (612,111)  (2,890)      N/A    (67,734)   (141,767  (66,934)   (43,019)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    6,614        337    (7,049)    87,107      (123)      N/A     14,026    (114,189)  11,241     3,119
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (404)    $ (319)    $ (68) $ (28,123)   $ (397)    $ (71)  $ (3,443) $ (3,829)  $ (1,270)   $ (187)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (404)    $ (319)    $ (68) $ (28,123)   $ (397)    $ (71)  $ (3,443) $ (3,829)  $ (1,270)   $ (187)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (518)    $ (462)    $ (69) $ (16,647)    $ (83)      N/A   $ (5,527) $ (2,297)  $ (1,423)   $ (139)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (518)    $ (462)    $ (69) $ (16,647)    $ (83)      N/A   $ (5,527) $ (2,297)  $ (1,423)   $ (139)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                                 Mortgage Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 40,331           $ 80,913
Net realized gain (loss) from investment transactions and foreign currency transactions......               (643)            (2,472)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              4,188              9,031
                              Net Increase (Decrease) in Net Assets Resulting from Operations             43,876             87,472

Dividends and Distributions to Shareholders
From net investment income...................................................................            (41,146)           (86,165)
                                                            Total Dividends and Distributions            (41,146)           (86,165)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (34,360)          (180,296)
                                                      Total increase (decrease) in net assets            (31,630)          (178,989)

Net Assets
Beginning of period..........................................................................          1,713,165          1,892,154
End of period (including undistributed net investment income as set forth below).............        $ 1,681,535        $ 1,713,165
Undistributed (overdistributed) net investment income (operating loss).......................           $ (1,086)             $ 483



                              Class A   Class B    Class C  Institutional
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 5,798    $ 1,146     $ 642   $ 26,627
     Reinvested.............    1,498      1,119       105     34,133
     Redeemed...............   (11,077)  (15,503)     (861)   (77,987)
                             ------------------------------------------
Net Increase (Decrease)..... $ (3,781) $ (13,238)   $ (114) $ (17,227)
                             ==========================================
Shares:
     Sold...................      549        108        61      2,529
     Reinvested.............      142        106        10      3,232
     Redeemed...............   (1,049)    (1,469)      (82)    (7,388)
                             ------------------------------------------
Net Increase (Decrease).....     (358)    (1,255)      (11)    (1,627)
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 7,339    $ 1,234   $ 2,865   $ 16,533
     Reinvested.............    3,671      3,110       222     77,077
     Redeemed...............   (33,458)  (40,567)   (1,911)   (216,411)
                             ------------------------------------------
Net Increase (Decrease)..... $ (22,448)$ (36,223)  $ 1,176  $ (122,801)
                             ==========================================
Shares:
     Sold...................      702        118       273      1,584
     Reinvested.............      351        297        21      7,366
     Redeemed...............   (3,202)    (3,882)     (182)   (20,647)
                             ------------------------------------------
Net Increase (Decrease).....   (2,149)    (3,467)      112    (11,697)
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (2,169)  $ (1,496)   $ (155) $ (37,326)
                             ------------------------------------------
Total Dividends and          $ (2,169)  $ (1,496)   $ (155) $ (37,326)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (4,914)  $ (3,886)   $ (288) $ (77,077)
                             ------------------------------------------
Total Dividends and          $ (4,914)  $ (3,886)   $ (288) $ (77,077)
Distributions...............
                             ==========================================








                                                                                                             Partners
                                                                                                              Global
Amounts in thousands                                                                                       Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 136              $ 195
Net realized gain (loss) from investment transactions and foreign currency transactions......              1,099              1,119
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,668              1,601
                              Net Increase (Decrease) in Net Assets Resulting from Operations              2,903              2,915

Dividends and Distributions to Shareholders
From net investment income...................................................................               (199)               (88)
From net realized gain on investments and foreign currency transactions......................             (1,056)                 -
                                                            Total Dividends and Distributions             (1,255)               (88)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................              8,444             10,353
                                                      Total increase (decrease) in net assets             10,092             13,180

Net Assets
Beginning of period..........................................................................             25,280             12,100
End of period (including undistributed net investment income as set forth below).............           $ 35,372           $ 25,280
Undistributed (overdistributed) net investment income (operating loss).......................              $ 117              $ 172



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 306      $ 230     $ 223   $ 13,898       $ 9     $ 350
     Reinvested.............       47         48        14        681         9        55
     Redeemed...............     (201)      (129)      (53)    (6,260)     (255)     (528)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 152      $ 149     $ 184    $ 8,319    $ (237)   $ (123)
                             ==============================================================
Shares:
     Sold...................       24         18        18      1,115         1        28
     Reinvested.............        4          4         1         56         -         4
     Redeemed...............      (16)       (10)       (4)      (506)      (20)      (42)
                             --------------------------------------------------------------
Net Increase (Decrease).....       12         12        15        665       (19)      (10)
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 1,825    $ 1,760     $ 385   $ 13,753   $ 1,382     $ 983
     Reinvested.............        -          -         -         16         -         2
     Redeemed...............     (441)      (358)     (110)    (7,231)   (1,186)     (427)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 1,384    $ 1,402     $ 275    $ 6,538     $ 196     $ 558
                             ==============================================================
Shares:
     Sold...................      161        151        33      1,192       121        86
     Reinvested.............        -          -         -          1         -         -
     Redeemed...............      (39)       (31)       (9)      (628)     (101)      (37)
                             --------------------------------------------------------------
Net Increase (Decrease).....      122        120        24        565        20        49
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $ (1)      $  -      $  -     $ (192)     $ (1)     $ (5)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (46)      (48)      (14)       (890)       (8)      (50)
                             --------------------------------------------------------------
Total Dividends and             $ (47)     $ (48)    $ (14)  $ (1,082)     $ (9)    $ (55)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -       $  -       $ -      $ (86)      $ -      $ (2)
                             --------------------------------------------------------------
Total Dividends and               $ -        $ -       $ -      $ (86)      $ -      $ (2)
Distributions...............
                             ==============================================================








                                                                                                             Partners
                                                                                                          International
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,860            $ 8,912
Net realized gain (loss) from investment transactions and foreign currency transactions......             83,128             64,481
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            104,226             89,926
                              Net Increase (Decrease) in Net Assets Resulting from Operations            196,214            163,319

Dividends and Distributions to Shareholders
From net investment income...................................................................            (12,289)            (4,695)
From net realized gain on investments and foreign currency transactions......................            (64,096)           (18,927)
                                                            Total Dividends and Distributions            (76,385)           (23,622)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            552,983            230,504
                                                      Total increase (decrease) in net assets            672,812            370,201

Net Assets
Beginning of period..........................................................................            941,229            571,028
End of period (including undistributed net investment income as set forth below).............        $ 1,614,041          $ 941,229
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,691            $ 9,438



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 3,928    $ 2,764     $ 768  $ 492,331   $ 3,527   $ 4,179
     Reinvested.............    1,040        948       130     71,925     1,699       643
     Redeemed...............   (2,486)    (3,531)     (312)   (22,100)   (1,895)     (575)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 2,482      $ 181     $ 586  $ 542,156   $ 3,331   $ 4,247
                             ==============================================================
Shares:
     Sold...................      246        176        49     31,420       224       263
     Reinvested.............       69         63         9      4,718       112        42
     Redeemed...............     (159)      (224)      (20)    (1,419)     (122)      (37)
                             --------------------------------------------------------------
Net Increase (Decrease).....      156         15        38     34,719       214       268
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 10,822    $ 6,455   $ 1,577  $ 228,648   $ 9,921   $ 5,313
     Reinvested.............      236        287        21     22,187       618       273
     Redeemed...............   (4,201)    (1,810)     (120)   (43,330)   (3,360)   (3,033)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 6,857    $ 4,932   $ 1,478  $ 207,505   $ 7,179   $ 2,553
                             ==============================================================
Shares:
     Sold...................      784        465       113     15,808       726       397
     Reinvested.............       18         22         2      1,715        48        21
     Redeemed...............     (305)      (128)       (8)    (3,142)     (240)     (217)
                             --------------------------------------------------------------
Net Increase (Decrease).....      498        359       106     14,380       534       201
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (84)     $ (50)     $ (4) $ (11,866)   $ (215)    $ (70)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (956)      (898)     (126)   (60,059)   (1,484)     (573)
                             --------------------------------------------------------------
Total Dividends and          $ (1,040)    $ (948)   $ (130) $ (71,925) $ (1,699)   $ (643)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (15)      $ (2)     $  -   $ (4,559)    $ (88)    $ (31)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (221)      (285)      (21)   (17,628)     (530)     (242)
                             --------------------------------------------------------------
Total Dividends and            $ (236)    $ (287)    $ (21) $ (22,187)   $ (618)   $ (273)
Distributions...............
                             ==============================================================








Amounts in thousands                                                                              Partners  LargeCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 4,076            $ 7,824
Net realized gain (loss) from investment transactions and foreign currency transactions......             44,402             46,847
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             34,942             72,208
                              Net Increase (Decrease) in Net Assets Resulting from Operations             83,420            126,879

Dividends and Distributions to Shareholders
From net investment income...................................................................             (8,232)            (5,839)
From net realized gain on investments and foreign currency transactions......................            (47,079)           (34,388)
                                                            Total Dividends and Distributions            (55,311)           (40,227)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             64,708             52,027
                                                      Total increase (decrease) in net assets             92,818            138,677

Net Assets
Beginning of period..........................................................................            946,391            807,714
End of period (including undistributed net investment income as set forth below).............        $ 1,039,208          $ 946,391
Undistributed (overdistributed) net investment income (operating loss).......................            $ 1,860            $ 6,017



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 3,526    $ 2,165     $ 232    $ 8,365   $ 1,182     $ 516   $ 27,533  $ 43,177    $ 6,697   $ 6,244
     Reinvested.............    1,860      1,646       121      3,157     1,275         -      6,254    37,814      2,489       634
     Redeemed...............   (8,026)    (4,793)     (114)    (6,448)   (1,783)        -     (9,173)   (52,638)   (6,355)     (849)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (2,640)    $ (982)    $ 239    $ 5,074     $ 674     $ 516   $ 24,614  $ 28,353    $ 2,831   $ 6,029
                             =======================================================================================================
Shares:
     Sold...................      309        194        20        738       105        45      2,483     3,807        588       554
     Reinvested.............      167        149        11        281       115         -        573     3,366        223        57
     Redeemed...............     (717)      (425)      (10)      (566)     (158)        -       (829)   (4,646)      (557)      (75)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (241)       (82)       21        453        62        45      2,227     2,527        254       536
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 9,438    $ 7,317   $ 2,361   $ 12,622   $ 2,597       N/A   $ 39,186  $ 77,429    $ 5,057   $ 2,800
     Reinvested.............    1,185      1,285        11      2,267       963       N/A      3,218    28,746      2,060       438
     Redeemed...............   (4,353)    (9,550)     (469)   (13,266)   (3,214)      N/A    (12,051)   (94,126)   (7,754)   (2,170)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,270     $ (948)  $ 1,903    $ 1,623     $ 346       N/A   $ 30,353  $ 12,049     $ (637)  $ 1,068
                             =======================================================================================================
Shares:
     Sold...................      905        699       225      1,192       246       N/A      3,777     7,267        481       267
     Reinvested.............      115        125         1        218        93       N/A        318     2,764        199        42
     Redeemed...............     (413)      (907)      (44)    (1,249)     (304)      N/A     (1,161)   (8,902)      (734)     (205)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      607        (83)      182        161        35       N/A      2,934     1,129        (54)      104
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (165)     $ (92)     $ (4)    $ (233)     $  -      $  -     $ (466) $ (6,841)    $ (353)    $ (78)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,695)    (1,554)     (118)    (2,971)   (1,284)        -     (5,791)   (30,974)   (2,136)     (556)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,860)  $ (1,646)   $ (122)  $ (3,204) $ (1,284)     $  -   $ (6,257) $ (37,815) $ (2,489)   $ (634)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (87)     $ (43)      $ -     $ (104)      $ -        N/A    $ (131) $ (5,157)    $ (269)    $ (48)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,098)    (1,242)      (11)    (2,211)     (969)       N/A    (3,087)   (23,589)   (1,791)     (390)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,185)  $ (1,285)    $ (11)  $ (2,315)   $ (969)       N/A  $ (3,218) $ (28,746) $ (2,060)   $ (438)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                             Partners  LargeCap Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,741            $ 1,276
Net realized gain (loss) from investment transactions and foreign currency transactions......             16,740             10,862
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             25,973             16,700
                              Net Increase (Decrease) in Net Assets Resulting from Operations             45,454             28,838

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,893)              (608)
From net realized gain on investments and foreign currency transactions......................                  -               (737)
                                                            Total Dividends and Distributions             (1,893)            (1,345)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            391,660             95,705
                                                      Total increase (decrease) in net assets            435,221            123,198

Net Assets
Beginning of period..........................................................................            315,472            192,274
End of period (including undistributed net investment income as set forth below).............          $ 750,693          $ 315,472
Undistributed (overdistributed) net investment income (operating loss).......................            $ 1,855            $ 1,007



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 1,045      $ 959      $ 96    $ 7,949     $ 769     $ 366    $ 5,701  $ 395,367   $ 1,847   $ 1,818
     Reinvested.............        6          -         -         99         -         -         21     1,736         23         8
     Redeemed...............     (892)    (1,203)      (83)   (12,160)   (3,864)        -     (3,533)   (3,612)      (386)     (417)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 159     $ (244)     $ 13   $ (4,112) $ (3,095)    $ 366    $ 2,189  $ 393,491   $ 1,484   $ 1,409
                             =======================================================================================================
Shares:
     Sold...................      106        100        10        807        79        37        586    40,588        187       182
     Reinvested.............        1          -         -         10         -         -          2       178          2         1
     Redeemed...............      (91)      (124)       (9)    (1,238)     (395)        -       (363)     (371)       (39)      (43)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       16        (24)        1       (421)     (316)       37        225    40,395        150       140
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,836    $ 2,099   $ 1,063   $ 16,791   $ 1,499        N/A  $ 15,202  $ 93,665    $ 1,103     $ 587
     Reinvested.............        9         23         1        929        82        N/A       227         -         40        18
     Redeemed...............     (445)    (1,852)     (442)   (22,071)   (7,767)       N/A    (5,949)     (476)    (1,200)     (267)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,400      $ 270     $ 622   $ (4,351) $ (6,186)       N/A   $ 9,480  $ 93,189      $ (57)    $ 338
                             =======================================================================================================
Shares:
     Sold...................      317        236       120      1,883       167        N/A     1,725    10,090        123        66
     Reinvested.............        1          3         -        107         9        N/A        26         -          5         2
     Redeemed...............      (50)      (207)      (50)    (2,484)     (875)       N/A      (674)      (50)      (134)      (30)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      268         32        70       (494)     (699)       N/A     1,077    10,040         (6)       38
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $ (6)      $  -      $  -      $ (99)     $  -      $  -      $ (21) $ (1,736)     $ (23)     $ (8)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (6)       $ -       $ -      $ (99)      $ -       $ -      $ (21) $ (1,736)     $ (23)     $ (8)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (5)      $ (9)      $ -     $ (463)     $  -      N/A       $ (93)      $ -      $ (27)    $ (11)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (4)       (14)       (1)      (481)      (83)     N/A        (134)        -        (13)       (7)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (9)     $ (23)     $ (1)    $ (944)    $ (83)       N/A    $ (227)      $ -      $ (40)    $ (18)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                             Partners LargeCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 3,682            $ 3,816
Net realized gain (loss) from investment transactions and foreign currency transactions......             33,482             57,172
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             78,396              6,595
                              Net Increase (Decrease) in Net Assets Resulting from Operations            115,560             67,583

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,217)                 -
From net realized gain on investments and foreign currency transactions......................            (54,217)           (36,360)
                                                            Total Dividends and Distributions            (59,434)           (36,360)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            392,028            120,103
                                                      Total increase (decrease) in net assets            448,154            151,326

Net Assets
Beginning of period..........................................................................          1,106,717            955,391
End of period (including undistributed net investment income as set forth below).............        $ 1,554,871        $ 1,106,717
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,281            $ 3,816



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 2,672      $ 697     $ 220    $ 5,370     $ 754     $ 167    $ 7,482  $ 403,892   $ 3,690   $ 2,332
     Reinvested.............    1,275        800        42      2,146       607         -      1,828    51,267      1,274       170
     Redeemed...............   (7,625)    (4,027)      (50)    (6,099)   (2,610)       (2)    (3,423)   (64,272)   (5,904)     (645)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (3,678)  $ (2,530)    $ 212    $ 1,417  $ (1,249)    $ 165    $ 5,887  $ 390,887    $ (940)  $ 1,857
                             =======================================================================================================
Shares:
     Sold...................      321         85        27        643        92        20        955    47,939        445       284
     Reinvested.............      156        100         5        261        75         -        237     6,165        155        21
     Redeemed...............     (924)      (494)       (6)      (729)     (317)        -       (437)   (7,698)      (710)      (78)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (447)      (309)       26        175      (150)       20        755    46,406       (110)      227
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 7,977    $ 4,308     $ 634    $ 8,393   $ 1,536        N/A  $ 13,981  $ 168,265   $ 7,859   $ 5,463
     Reinvested.............    1,091        862        14      1,815       555        N/A     1,153    29,406      1,132       304
     Redeemed...............   (13,140)   (9,752)      (73)   (11,205)   (3,268)       N/A    (6,017)   (74,374)  (11,102)   (5,715)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (4,072)  $ (4,582)    $ 575     $ (997) $ (1,177)       N/A   $ 9,117  $ 123,297  $ (2,111)     $ 52
                             =======================================================================================================
Shares:
     Sold...................      982        542        77      1,038       191        N/A     1,837    20,661        954       684
     Reinvested.............      132        107         2        218        67        N/A       147     3,526        137        37
     Redeemed...............   (1,639)    (1,243)       (9)    (1,388)     (408)       N/A      (791)   (9,069)    (1,392)     (697)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (525)      (594)       70       (132)     (150)       N/A     1,193    15,118       (301)       24
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -       $  -      $  -      $  -       $  -  $ (5,157)     $ (56)     $ (4)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,275)     (800)      (42)    (2,171)     (607)         -    (1,828)    (46,110)   (1,218)     (166)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,275)    $ (800)    $ (42)  $ (2,171)   $ (607)     $  -   $ (1,828) $ (51,267) $ (1,274)   $ (170)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $ (1,091)    $ (862)    $ (15)  $ (1,839)   $ (558)       N/A  $ (1,154) $ (29,406) $ (1,132)   $ (304)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,091)    $ (862)    $ (15)  $ (1,839)   $ (558)       N/A  $ (1,154) $ (29,406) $ (1,132)   $ (304)
Distributions...............
                             =======================================================================================================







                                                                                                             Partners
                                                                                                         LargeCap Growth
Amounts in thousands                                                                                         Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 729              $ 518
Net realized gain (loss) from investment transactions and foreign currency transactions......             55,726             57,216
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            (15,593)            31,537
                              Net Increase (Decrease) in Net Assets Resulting from Operations             40,862             89,271

Dividends and Distributions to Shareholders
From net investment income...................................................................               (814)              (690)
From net realized gain on investments and foreign currency transactions......................            (57,319)            (8,924)
                                                            Total Dividends and Distributions            (58,133)            (9,614)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (94,591)           (25,585)
                                                      Total increase (decrease) in net assets           (111,862)            54,072

Net Assets
Beginning of period..........................................................................            838,662            784,590
End of period (including undistributed net investment income as set forth below).............          $ 726,800          $ 838,662
Undistributed (overdistributed) net investment income (operating loss).......................             $ (154)             $ 336



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 844      $ 545     $ 102      $ 267     $ 142   $ 2,409  $ 129,337   $ 2,366    $ 1,609
     Issued in acquisitions.    1,540      1,962       348          -         -    10,790    117,492        18         18
     Reinvested.............      691      1,041        35         49         -     1,215     52,155     1,462      1,483
     Redeemed...............   (1,782)    (1,913)     (319)      (138)       (6)   (2,386)   (411,862)  (1,816)    (2,289)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,293    $ 1,635     $ 166      $ 178     $ 136  $ 12,028  $ (112,878) $ 2,030      $ 821
                             ==============================================================================================
Shares:
     Sold...................      102         67        12         31        17       299     15,061       279        193
     Issued in acquisitions.      186        240        41          -         -     1,348     13,672         2          2
     Reinvested.............       85        129         4          6         -       155      6,173       176        180
     Redeemed...............     (217)      (235)      (37)       (16)        -      (298)   (47,837)     (214)      (269)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....      156        201        20         21        17     1,504    (12,931)      243        106
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 1,973    $ 2,201     $ 464      $ 501       N/A   $ 4,416  $ 155,574   $ 4,810    $ 6,198
     Reinvested.............       95        163         2          2       N/A       126      8,765       228        233
     Redeemed...............   (2,943)    (4,517)     (235)       (84)      N/A    (2,400)   (186,218)  (9,484)    (5,455)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $ (875)  $ (2,153)    $ 231      $ 419       N/A   $ 2,142  $ (21,879) $ (4,446)     $ 976
                             ==============================================================================================
Shares:
     Sold...................      238        270        55         59       N/A       549     18,300       574        766
     Reinvested.............       11         20         -          -       N/A        16      1,022        27         28
     Redeemed...............     (354)      (552)      (28)       (10)      N/A      (302)   (21,638)   (1,156)      (650)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (105)      (262)       27         49       N/A       263     (2,316)     (555)       144
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -       $  -      $  -      $  -     $ (814)     $  -       $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (691)    (1,041)      (35)       (50)         -    (1,216)   (51,341)   (1,462)   (1,483)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (691)  $ (1,041)    $ (35)     $ (50)     $  -  $ (1,216) $ (52,155) $ (1,462)  $ (1,483)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -        $ -       N/A       $ -     $ (690)      $ -        $ -
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (95)      (163)       (2)        (2)       N/A     (126)     (8,075)    (228)      (233)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (95)    $ (163)     $ (2)      $ (2)      N/A    $ (126)  $ (8,765)   $ (228)    $ (233)
Distributions...............
                             ==============================================================================================








                                                                                                             Partners
                                                                                                          LargeCap Value
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 22,908           $ 34,172
Net realized gain (loss) from investment transactions and foreign currency transactions......            100,327            113,938
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            105,351            256,647
                              Net Increase (Decrease) in Net Assets Resulting from Operations            228,586            404,757

Dividends and Distributions to Shareholders
From net investment income...................................................................            (38,660)           (22,752)
From net realized gain on investments and foreign currency transactions......................           (114,676)           (66,098)
                                                            Total Dividends and Distributions           (153,336)           (88,850)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            127,993            491,757
                                                      Total increase (decrease) in net assets            203,243            807,664

Net Assets
Beginning of period..........................................................................          2,541,401          1,733,737
End of period (including undistributed net investment income as set forth below).............        $ 2,744,644        $ 2,541,401
Undistributed (overdistributed) net investment income (operating loss).......................           $ 12,728           $ 28,480



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 16,274    $ 5,976   $ 2,368    $ 7,526   $ 1,764     $ 486   $ 23,390  $ 188,082  $ 19,915  $ 11,138
     Reinvested.............    5,144      3,444       315      3,528     1,119         -      5,999    124,170     6,955     2,580
     Redeemed...............   (9,075)    (7,383)     (765)    (6,776)   (2,003)       (2)   (10,152)   (251,898)  (9,975)   (4,151)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 12,343    $ 2,037   $ 1,918    $ 4,278     $ 880     $ 484   $ 19,237  $ 60,354   $ 16,895   $ 9,567
                             =======================================================================================================
Shares:
     Sold...................    1,032        389       155        483       113        31      1,521    12,057      1,280       722
     Reinvested.............      330        228        21        230        73         -        397     8,086        454       169
     Redeemed...............     (571)      (482)      (50)      (435)     (128)        -       (662)   (16,374)     (644)     (268)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      791        135       126        278        58        31      1,256     3,769      1,090       623
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 31,431   $ 14,413   $ 6,274   $ 12,499   $ 2,303        N/A  $ 32,194  $ 447,788  $ 50,591  $ 17,577
     Reinvested.............    2,640      1,954        59      2,354       749        N/A     3,132    72,997      3,738     1,153
     Redeemed...............   (10,242)   (5,556)   (1,374)   (12,476)   (3,345)       N/A   (12,424)   (144,659  (17,393)   (4,620)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 23,829   $ 10,811   $ 4,959    $ 2,377    $ (293)       N/A  $ 22,902  $ 376,126  $ 36,936  $ 14,110
                             =======================================================================================================
Shares:
     Sold...................    2,172      1,006       445        879       163        N/A     2,274    31,259      3,475     1,235
     Reinvested.............      191        145         5        173        55        N/A       233     5,369        275        85
     Redeemed...............     (705)      (398)      (97)      (874)     (236)       N/A      (883)   (9,904)    (1,221)     (327)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,658        753       353        178       (18)       N/A     1,624    26,724      2,529       993
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (985)    $ (552)    $ (44)    $ (631)    $ (65)     $  -   $ (1,026) $ (33,163) $ (1,636)   $ (558)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (4,160)    (2,892)     (271)    (2,966)   (1,063)        -     (4,975)   (91,008)   (5,319)   (2,022)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (5,145)  $ (3,444)   $ (315)  $ (3,597) $ (1,128)     $  -   $ (6,001) $ (124,171)$ (6,955) $ (2,580)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (471)    $ (280)     $ (7)    $ (376)     $  -        N/A    $ (459) $ (20,053)   $ (863)   $ (243)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (2,169)    (1,674)      (52)    (2,044)     (757)       N/A    (2,673)   (52,944)   (2,875)     (910)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (2,640)  $ (1,954)    $ (59)  $ (2,420)   $ (757)       N/A  $ (3,132) $ (72,997) $ (3,738) $ (1,153)
Distributions...............
                             =======================================================================================================








                                                                                                             Partners
                                                                                                          LargeCap Value
Amounts in thousands                                                                                          Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,005            $ 5,206
Net realized gain (loss) from investment transactions and foreign currency transactions......             11,930             13,575
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             54,806             51,420
                              Net Increase (Decrease) in Net Assets Resulting from Operations             71,741             70,201

Dividends and Distributions to Shareholders
From net investment income...................................................................             (6,190)            (2,500)
From net realized gain on investments and foreign currency transactions......................            (13,460)            (3,148)
                                                            Total Dividends and Distributions            (19,650)            (5,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            270,771            231,533
                                                      Total increase (decrease) in net assets            322,862            296,086

Net Assets
Beginning of period..........................................................................            587,388            291,302
End of period (including undistributed net investment income as set forth below).............          $ 910,250          $ 587,388
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,310            $ 4,495



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 1,166      $ 684     $ 796  $ 270,011   $ 1,743   $ 1,720
     Reinvested.............      132        125       102     19,035       221        34
     Redeemed...............     (469)      (310)     (682)   (22,467)     (407)     (663)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 829      $ 499     $ 216  $ 266,579   $ 1,557   $ 1,091
                             ==============================================================
Shares:
     Sold...................       82         49        58     19,368       126       123
     Reinvested.............       10          9         7      1,373        16         2
     Redeemed...............      (33)       (22)      (49)    (1,613)      (29)      (46)
                             --------------------------------------------------------------
Net Increase (Decrease).....       59         36        16     19,128       113        79
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 5,070    $ 6,430   $ 4,272  $ 217,623   $ 5,435   $ 1,333
     Reinvested.............       11          -         7      5,584        43         1
     Redeemed...............     (625)    (1,404)     (240)    (9,689)   (2,128)     (190)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 4,456    $ 5,026   $ 4,039  $ 213,518   $ 3,350   $ 1,144
                             ==============================================================
Shares:
     Sold...................      407        511       328     16,878       433       107
     Reinvested.............        1          -         1        460         4         -
     Redeemed...............      (49)      (112)      (19)      (770)     (165)      (15)
                             --------------------------------------------------------------
Net Increase (Decrease).....      359        399       310     16,568       272        92
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (20)      $ (9)     $ (2)  $ (6,098)    $ (54)     $ (7)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (112)      (116)     (101)   (12,937)     (167)      (27)
                             --------------------------------------------------------------
Total Dividends and            $ (132)    $ (125)   $ (103) $ (19,035)   $ (221)    $ (34)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (3)       $ -      $  -   $ (2,481)    $ (15)     $ (2)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (9)         -        (7)    (3,103)      (28)        -
                             --------------------------------------------------------------
Total Dividends and             $ (12)       $ -      $ (7)  $ (5,584)    $ (43)     $ (2)
Distributions...............
                             ==============================================================








                                                                                                             Partners
                                                                                                          LargeCap Value
Amounts in thousands                                                                                         Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,125            $ 3,649
Net realized gain (loss) from investment transactions and foreign currency transactions......              4,687              3,547
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             15,037             28,854
                              Net Increase (Decrease) in Net Assets Resulting from Operations             21,849             36,050

Dividends and Distributions to Shareholders
From net investment income...................................................................             (3,830)            (2,249)
From net realized gain on investments and foreign currency transactions......................             (3,526)            (2,265)
                                                            Total Dividends and Distributions             (7,356)            (4,514)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             (2,454)            18,494
                                                      Total increase (decrease) in net assets             12,039             50,030

Net Assets
Beginning of period..........................................................................            247,461            197,431
End of period (including undistributed net investment income as set forth below).............          $ 259,500          $ 247,461
Undistributed (overdistributed) net investment income (operating loss).......................            $ 1,233            $ 2,938



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 893      $ 142      $ 21    $ 7,303     $ 376      $ 83
     Reinvested.............       53         15         3      7,214        69         -
     Redeemed...............     (280)      (342)      (24)   (17,639)     (341)        -
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 666     $ (185)      $ -   $ (3,122)    $ 104      $ 83
                             ==============================================================
Shares:
     Sold...................       76         12         2        613        31         7
     Reinvested.............        4          1         -        608         6         -
     Redeemed...............      (23)       (29)       (2)    (1,480)      (29)        -
                             --------------------------------------------------------------
Net Increase (Decrease).....       57        (16)        -       (259)        8         7
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 1,770      $ 588     $ 173   $ 31,633   $ 2,486   $ 1,885
     Reinvested.............       10          2         1      4,491         9         2
     Redeemed...............     (602)       (63)      (59)   (21,226)     (679)   (1,927)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 1,178      $ 527     $ 115   $ 14,898   $ 1,816     $ (40)
                             ==============================================================
Shares:
     Sold...................      165         55        16      2,879       235       185
     Reinvested.............        1          -         -        435         1         -
     Redeemed...............      (57)        (6)       (5)    (1,999)      (64)     (185)
                             --------------------------------------------------------------
Net Increase (Decrease).....      109         49        11      1,315       172         -
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (24)      $ (5)     $ (1)  $ (3,767)    $ (33)     $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (30)       (10)       (2)    (3,447)      (37)        -
                             --------------------------------------------------------------
Total Dividends and             $ (54)     $ (15)     $ (3)  $ (7,214)    $ (70)      $ -
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................     $ (3)      $ (1)      $ -   $ (2,240)     $ (4)     $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (7)        (1)       (1)    (2,251)       (5)       (1)
                             --------------------------------------------------------------
Total Dividends and             $ (10)      $ (2)     $ (1)  $ (4,491)     $ (9)     $ (2)
Distributions...............
                             ==============================================================








                                                                                                             Partners
                                                                                                          MidCap Growth
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ (1,481)          $ (1,974)
Net realized gain (loss) from investment transactions and foreign currency transactions......             14,263             21,376
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             41,811             13,549
                              Net Increase (Decrease) in Net Assets Resulting from Operations             54,593             32,951

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (14,443)            (3,001)
                                                            Total Dividends and Distributions            (14,443)            (3,001)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             47,566             75,536
                                                      Total increase (decrease) in net assets             87,716            105,486

Net Assets
Beginning of period..........................................................................            477,117            371,631
End of period (including undistributed net investment income as set forth below).............          $ 564,833          $ 477,117
Undistributed (overdistributed) net investment income (operating loss).......................           $ (1,481)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 3,777    $ 1,604     $ 164    $ 3,712     $ 504     $ 211    $ 2,279  $ 86,978    $ 2,739   $ 3,839
     Reinvested.............      830        354        17        808       308         -        858     9,967        775       509
     Redeemed...............   (5,703)    (2,041)     (173)    (4,009)   (1,473)        -     (3,266)   (48,415)   (4,647)   (2,940)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (1,096)     $ (83)      $ 8      $ 511    $ (661)    $ 211     $ (129) $ 48,530   $ (1,133)  $ 1,408
                             =======================================================================================================
Shares:
     Sold...................      377        164        17        382        52        21        243     8,839        271       391
     Reinvested.............       83         36         2         83        32         -         92     1,017         77        51
     Redeemed...............     (575)      (208)      (18)      (410)     (152)        -       (349)   (4,978)      (462)     (296)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     (115)        (8)        1         55       (68)       21        (14)    4,878       (114)      146
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 16,511    $ 4,629     $ 516    $ 7,415   $ 1,334       N/A   $ 10,347  $ 87,124   $ 20,715  $ 22,691
     Reinvested.............      130         75         2        192        79       N/A        182     2,116        171        50
     Redeemed...............   (5,437)    (3,373)     (147)    (7,154)   (2,044)      N/A     (6,050)   (64,032)   (5,366)   (5,140)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 11,204    $ 1,331     $ 371      $ 453    $ (631)      N/A    $ 4,479  $ 25,208   $ 15,520  $ 17,601
                             =======================================================================================================
Shares:
     Sold...................    1,656        472        54        763       140       N/A      1,113     9,050      2,114     2,319
     Reinvested.............       13          8         -         20         8       N/A         20       224         18         5
     Redeemed...............     (563)      (355)      (16)      (752)     (217)      N/A       (667)   (6,655)      (550)     (525)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,106        125        38         31       (69)      N/A        466     2,619      1,582     1,799
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (830)    $ (354)    $ (17)    $ (822)   $ (311)     $  -     $ (858) $ (9,967)    $ (775)   $ (509)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (830)    $ (354)    $ (17)    $ (822)   $ (311)      $ -     $ (858) $ (9,967)    $ (775)   $ (509)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (130)     $ (75)     $ (2)    $ (196)    $ (80)      N/A     $ (182) $ (2,115)    $ (171)    $ (50)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (130)     $ (75)     $ (2)    $ (196)    $ (80)      N/A     $ (182) $ (2,115)    $ (171)    $ (50)
Distributions...............
                             =======================================================================================================








                                                                                                      Partners MidCap Growth
Amounts in thousands                                                                                          Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 160               $ (7)
Net realized gain (loss) from investment transactions and foreign currency transactions......             15,240             31,487
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             15,510              2,499
                              Net Increase (Decrease) in Net Assets Resulting from Operations             30,910             33,979

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (31,579)           (15,486)
                                                            Total Dividends and Distributions            (31,579)           (15,486)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             33,255            (14,591)
                                                      Total increase (decrease) in net assets             32,586              3,902

Net Assets
Beginning of period..........................................................................            257,806            253,904
End of period (including undistributed net investment income as set forth below).............          $ 290,392          $ 257,806
Undistributed (overdistributed) net investment income (operating loss).......................              $ 160                $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C  InstitutioPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 301      $ 186      $ 75    $ 1,839      $ 68  $ 15,963      $ 218     $ 202
     Reinvested.............      341        204        30        234         -    30,489        148       132
     Redeemed...............   (1,829)      (422)      (12)      (306)        -    (14,353)     (218)      (35)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (1,187)     $ (32)     $ 93    $ 1,767      $ 68  $ 32,099      $ 148     $ 299
                             ===================================================================================
Shares:
     Sold...................       25         15         6        151         6     1,304         17        17
     Reinvested.............       29         18         3         20         -     2,577         13        11
     Redeemed...............     (160)       (36)       (1)       (25)        -    (1,178)       (18)       (3)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease).....     (106)        (3)        8        146         6     2,703         12        25
                             ===================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,689    $ 1,369     $ 155    $ 1,966        N/A $ 12,053    $ 1,918   $ 1,084
     Reinvested.............      103         32         7         26        N/A   15,222         73        18
     Redeemed...............   (1,511)      (256)      (68)      (679)       N/A   (46,656)   (1,750)     (386)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,281    $ 1,145      $ 94    $ 1,313        N/A $ (19,381)    $ 241     $ 716
                             ===================================================================================
Shares:
     Sold...................      219        111        12        158        N/A      965        153        88
     Reinvested.............        9          3         1          2        N/A    1,259          6         2
     Redeemed...............     (124)       (21)       (6)       (55)       N/A   (3,801)      (143)      (32)
                             -----------------------------------------------------------------------------------
Net Increase (Decrease).....      104         93         7        105        N/A   (1,577)        16        58
                             ===================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (341)    $ (204)    $ (30)    $ (235)     $  -  $ (30,489)   $ (148)   $ (132)
                             -----------------------------------------------------------------------------------
Total Dividends and            $ (341)    $ (204)    $ (30)    $ (235)      $ -  $ (30,489)   $ (148)   $ (132)
Distributions...............
                             ===================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (104)     $ (33)     $ (8)     $ (27)       N/A $ (15,221)    $ (74)    $ (19)
                             -----------------------------------------------------------------------------------
Total Dividends and            $ (104)     $ (33)     $ (8)     $ (27)       N/A $ (15,221)    $ (74)    $ (19)
Distributions...............
                             ===================================================================================








                                                                                                      Partners MidCap Growth
Amounts in thousands                                                                                         Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ (1,183)            $ (883)
Net realized gain (loss) from investment transactions and foreign currency transactions......             39,435             56,131
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              9,365            (11,333)
                              Net Increase (Decrease) in Net Assets Resulting from Operations             47,617             43,915

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (56,276)            (1,846)
                                                            Total Dividends and Distributions            (56,276)            (1,846)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             51,096             73,858
                                                      Total increase (decrease) in net assets             42,437            115,927

Net Assets
Beginning of period..........................................................................            564,839            448,912
End of period (including undistributed net investment income as set forth below).............          $ 607,276          $ 564,839
Undistributed (overdistributed) net investment income (operating loss).......................           $ (1,183)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 3,145      $ 822     $ 615   $ 17,881   $ 1,681   $ 5,046
     Reinvested.............      949        196       217     53,591       520       803
     Redeemed...............   (2,247)      (300)     (250)   (29,369)     (863)   (1,341)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 1,847      $ 718     $ 582   $ 42,103   $ 1,338   $ 4,508
                             ==============================================================
Shares:
     Sold...................      280         72        54      1,565       149       435
     Reinvested.............       84         17        19      4,672        46        71
     Redeemed...............     (193)       (27)      (22)    (2,552)      (75)     (116)
                             --------------------------------------------------------------
Net Increase (Decrease).....      171         62        51      3,685       120       390
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 10,445    $ 1,984   $ 2,130  $ 106,526   $ 7,012   $ 8,232
     Reinvested.............        8          5         1      1,825         4         3
     Redeemed...............   (1,832)      (570)     (219)   (56,702)   (2,836)   (2,158)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 8,621    $ 1,419   $ 1,912   $ 51,649   $ 4,180   $ 6,077
                             ==============================================================
Shares:
     Sold...................      875        176       183      8,816       596       720
     Reinvested.............        1          -         -        158         -         -
     Redeemed...............     (157)       (49)      (19)    (4,925)     (242)     (184)
                             --------------------------------------------------------------
Net Increase (Decrease).....      719        127       164      4,049       354       536
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (949)    $ (196)   $ (217) $ (53,591)   $ (520)   $ (803)
                             --------------------------------------------------------------
Total Dividends and            $ (949)    $ (196)   $ (217) $ (53,591)   $ (520)   $ (803)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $ (8)      $ (5)     $ (1)  $ (1,825)     $ (4)     $ (4)
                             --------------------------------------------------------------
Total Dividends and              $ (8)      $ (5)     $ (1)  $ (1,825)     $ (4)     $ (4)
Distributions...............
                             ==============================================================








Amounts in thousands                                                                                Partners MidCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 2,457            $ 3,420
Net realized gain (loss) from investment transactions and foreign currency transactions......             62,967             54,080
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             24,419             29,645
                              Net Increase (Decrease) in Net Assets Resulting from Operations             89,843             87,145

Dividends and Distributions to Shareholders
From net investment income...................................................................             (4,130)            (1,260)
From net realized gain on investments and foreign currency transactions......................            (54,948)           (48,436)
                                                            Total Dividends and Distributions            (59,078)           (49,696)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            111,186             94,301
                                                      Total increase (decrease) in net assets            141,951            131,750

Net Assets
Beginning of period..........................................................................            670,627            538,877
End of period (including undistributed net investment income as set forth below).............          $ 812,578          $ 670,627
Undistributed (overdistributed) net investment income (operating loss).......................              $ 764            $ 2,437



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 6,286    $ 2,500     $ 398    $ 4,324     $ 529     $ 456    $ 8,527  $ 60,192    $ 6,088   $ 6,586
     Reinvested.............    2,624      2,005       112        779       112         -      8,159    41,525      2,069     1,668
     Redeemed...............   (3,769)    (2,038)     (361)    (1,208)     (217)       (2)    (7,926)   (24,969)   (2,212)   (1,051)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 5,141    $ 2,467     $ 149    $ 3,895     $ 424     $ 454    $ 8,760  $ 76,748    $ 5,945   $ 7,203
                             =======================================================================================================
Shares:
     Sold...................      402        163        26        275        34        28        565     3,836        388       418
     Reinvested.............      171        134         7         50         7         -        554     2,660        134       109
     Redeemed...............     (239)      (134)      (23)       (77)      (14)        -       (526)   (1,584)      (143)      (68)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      334        163        10        248        27        28        593     4,912        379       459
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 14,272    $ 6,790   $ 1,296    $ 8,084   $ 1,023        N/A  $ 23,345  $ 78,586    $ 8,560   $ 5,274
     Reinvested.............    1,835      1,758        19        247        55        N/A     7,124    35,791      1,797     1,027
     Redeemed...............   (5,412)    (4,998)     (149)    (1,657)     (240)       N/A   (15,251)   (64,447)   (8,619)   (1,809)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10,695    $ 3,550   $ 1,166    $ 6,674     $ 838        N/A  $ 15,218  $ 49,930    $ 1,738   $ 4,492
                             =======================================================================================================
Shares:
     Sold...................      946        464        86        530        67        N/A     1,607     5,107        565       353
     Reinvested.............      125        123         1         17         4        N/A       503     2,408        122        70
     Redeemed...............     (358)      (339)      (10)      (111)      (16)       N/A    (1,051)   (4,223)      (571)     (121)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      713        248        77        436        55        N/A     1,059     3,292        116       302
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (55)      $  -      $  -       $  -      $  -      $  -       $  -  $ (3,873)    $ (126)    $ (76)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (2,569)   (2,005)     (112)      (795)     (112)         -    (8,166)    (37,654)   (1,943)   (1,592)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (2,624)  $ (2,005)   $ (112)    $ (795)   $ (112)     $  -   $ (8,166) $ (41,527) $ (2,069) $ (1,668)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -        $ -       $ -        N/A       $ -  $ (1,251)      $ (9)      $ -
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,835)    (1,758)      (20)      (268)      (56)       N/A    (7,141)  (34,542)    (1,788)   (1,028)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,835)  $ (1,758)    $ (20)    $ (268)    $ (56)       N/A  $ (7,141) $ (35,793) $ (1,797) $ (1,028)
Distributions...............
                             =======================================================================================================








                                                                                                             Partners
                                                                                                              MidCap
Amounts in thousands                                                                                       Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 3,662            $ 4,232
Net realized gain (loss) from investment transactions and foreign currency transactions......             49,160             37,306
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             58,430             54,362
                              Net Increase (Decrease) in Net Assets Resulting from Operations            111,252             95,900

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,124)            (2,411)
From net realized gain on investments and foreign currency transactions......................            (37,639)           (45,040)
                                                            Total Dividends and Distributions            (42,763)           (47,451)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            215,531            193,347
                                                      Total increase (decrease) in net assets            284,020            241,796

Net Assets
Beginning of period..........................................................................            762,250            520,454
End of period (including undistributed net investment income as set forth below).............        $ 1,046,270          $ 762,250
Undistributed (overdistributed) net investment income (operating loss).......................            $ 1,800            $ 3,262



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 3,832    $ 1,230     $ 940  $ 173,220   $ 5,109   $ 2,951
     Reinvested.............      556        212       116     41,077       544       257
     Redeemed...............   (1,072)      (750)     (272)   (11,276)     (868)     (275)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 3,316      $ 692     $ 784  $ 203,021   $ 4,785   $ 2,933
                             ==============================================================
Shares:
     Sold...................      264         86        66     11,973       349       202
     Reinvested.............       39         15         8      2,893        38        18
     Redeemed...............      (75)       (52)      (19)      (801)      (60)      (19)
                             --------------------------------------------------------------
Net Increase (Decrease).....      228         49        55     14,065       327       201
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 10,718    $ 3,432   $ 1,966  $ 151,494   $ 9,946   $ 4,808
     Reinvested.............      220        106        61     46,679       260       120
     Redeemed...............   (2,170)      (532)     (235)   (30,470)   (1,841)   (1,215)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 8,768    $ 3,006   $ 1,792  $ 167,703   $ 8,365   $ 3,713
                             ==============================================================
Shares:
     Sold...................      812        261       148     11,295       745       365
     Reinvested.............       18          8         5      3,650        20         9
     Redeemed...............     (164)       (40)      (18)    (2,285)     (137)      (92)
                             --------------------------------------------------------------
Net Increase (Decrease).....      666        229       135     12,660       628       282
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $ (5)      $  -      $  -   $ (5,065)    $ (41)    $ (13)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (551)     (212)     (116)    (36,012)     (503)     (245)
                             --------------------------------------------------------------
Total Dividends and            $ (556)    $ (212)   $ (116) $ (41,077)   $ (544)   $ (258)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -       $  -      $  -   $ (2,405)     $ (5)     $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (220)      (108)      (62)    (44,274)     (256)     (120)
                             --------------------------------------------------------------
Total Dividends and            $ (220)    $ (108)    $ (62) $ (46,679)   $ (261)   $ (121)
Distributions...............
                             ==============================================================








                                                                                                             Partners
                                                                                                             SmallCap
Amounts in thousands                                                                                        Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (131)             $ 161
Net realized gain (loss) from investment transactions and foreign currency transactions......             13,154             21,855
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              6,231             (1,758)
                              Net Increase (Decrease) in Net Assets Resulting from Operations             19,254             20,258

Dividends and Distributions to Shareholders
From net investment income...................................................................               (102)              (110)
From net realized gain on investments and foreign currency transactions......................            (21,838)           (16,656)
                                                            Total Dividends and Distributions            (21,940)           (16,766)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (18,041)           (16,961)
                                                      Total increase (decrease) in net assets            (20,727)           (13,469)

Net Assets
Beginning of period..........................................................................            226,880            240,349
End of period (including undistributed net investment income as set forth below).............          $ 206,153          $ 226,880
Undistributed (overdistributed) net investment income (operating loss).......................             $ (169)              $ 64



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 334      $ 135      $ 38    $ 2,149     $ 128      $ 71
     Reinvested.............      367        131        17     21,288        34       101
     Redeemed...............     (461)      (471)      (24)   (41,665)      (26)     (187)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 240     $ (205)     $ 31  $ (18,228)    $ 136     $ (15)
                             ==============================================================
Shares:
     Sold...................       21          9         2        134         8         5
     Reinvested.............       24          8         1      1,343         2         6
     Redeemed...............      (29)       (30)       (1)    (2,565)       (1)      (12)
                             --------------------------------------------------------------
Net Increase (Decrease).....       16        (13)        2     (1,088)        9        (1)
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 1,408      $ 551     $ 155   $ 14,048     $ 146   $ 1,652
     Reinvested.............      202         70         3     16,342        16       117
     Redeemed...............   (1,017)      (322)      (34)   (49,043)     (128)   (1,127)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 593      $ 299     $ 124  $ (18,653)     $ 34     $ 642
                             ==============================================================
Shares:
     Sold...................       85         33        10        828         9       101
     Reinvested.............       13          5         -        999         1         7
     Redeemed...............      (62)       (20)       (2)    (3,002)       (8)      (69)
                             --------------------------------------------------------------
Net Increase (Decrease).....       36         18         8     (1,175)        2        39
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -     $ (102)     $  -      $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (367)      (131)      (17)    (21,187)     (35)     (101)
                             --------------------------------------------------------------
Total Dividends and            $ (367)    $ (131)    $ (17) $ (21,289)    $ (35)   $ (101)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................     $  -       $  -      $  -     $ (110)     $  -      $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (206)       (73)       (4)    (16,232)     (20)     (121)
                             --------------------------------------------------------------
Total Dividends and            $ (206)     $ (73)     $ (4) $ (16,342)    $ (20)   $ (121)
Distributions...............
                             ==============================================================








                                                                                                             Partners
                                                                                                             SmallCap
Amounts in thousands                                                                                      Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (570)          $ (1,092)
Net realized gain (loss) from investment transactions and foreign currency transactions......              5,771             25,794
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             10,193             (6,605)
                              Net Increase (Decrease) in Net Assets Resulting from Operations             15,394             18,097

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................             (5,078)                 -
                                                            Total Dividends and Distributions             (5,078)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             30,222            (42,000)
                                                      Total increase (decrease) in net assets             40,538            (23,903)

Net Assets
Beginning of period..........................................................................            114,108            138,011
End of period (including undistributed net investment income as set forth below).............          $ 154,646          $ 114,108
Undistributed (overdistributed) net investment income (operating loss).......................             $ (570)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 1,015      $ 631     $ 114     $ 895   $ 41,361     $ 762      $ 360
     Reinvested.............      111         56         2       432      4,234       224         19
     Redeemed...............   (1,195)       (97)      (26)   (1,228)   (15,676)   (1,665)      (107)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....    $ (69)     $ 590      $ 90      $ 99   $ 29,919    $ (679)     $ 272
                             =========================================================================
Shares:
     Sold...................      105         67        11        99      4,202        79         38
     Reinvested.............       12          6         -        49        438        23          2
     Redeemed...............     (129)       (10)       (2)     (135)    (1,623)     (166)       (11)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      (12)        63         9        13      3,017       (64)        29
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 3,008      $ 252      $ 36   $ 2,973   $ 44,832   $ 5,293      $ 584
     Redeemed...............   (2,470)      (334)      (38)   (2,442)   (88,700)   (4,760)      (234)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....    $ 538      $ (82)     $ (2)    $ 531  $ (43,868)    $ 533      $ 350
                             =========================================================================
Shares:
     Sold...................      326         28         4       325      4,735       561         64
     Redeemed...............     (272)       (36)       (4)     (278)    (8,997)     (524)       (25)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....       54         (8)        -        47     (4,262)       37         39
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (111)     $ (56)     $ (2)   $ (432)  $ (4,234)   $ (224)     $ (19)
                             -------------------------------------------------------------------------
Total Dividends and            $ (111)     $ (56)     $ (2)   $ (432)  $ (4,234)   $ (224)     $ (19)
Distributions...............
                             =========================================================================








Amounts in thousands                                                                             Partners SmallCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ (2,055)          $ (4,281)
Net realized gain (loss) from investment transactions and foreign currency transactions......             11,579             47,415
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             40,129             14,201
                              Net Increase (Decrease) in Net Assets Resulting from Operations             49,653             57,335

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (46,563)           (25,317)
                                                            Total Dividends and Distributions            (46,563)           (25,317)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             34,474            146,215
                                                      Total increase (decrease) in net assets             37,564            178,233

Net Assets
Beginning of period..........................................................................            629,530            451,297
End of period (including undistributed net investment income as set forth below).............          $ 667,094          $ 629,530
Undistributed (overdistributed) net investment income (operating loss).......................           $ (2,055)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 2,730    $ 1,668     $ 417    $ 2,409     $ 468     $ 101    $ 5,228  $ 23,117    $ 9,095   $ 3,556
     Reinvested.............    1,172      1,038        68      1,214       556         -      1,535    38,428      2,125       413
     Redeemed...............   (2,531)    (2,048)      (94)    (2,443)     (818)       (2)    (2,061)   (44,569)   (5,241)   (1,057)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,371      $ 658     $ 391    $ 1,180     $ 206      $ 99    $ 4,702  $ 16,976    $ 5,979   $ 2,912
                             =======================================================================================================
Shares:
     Sold...................      303        188        45        262        51        11        622     2,435      1,006       396
     Reinvested.............      132        119         7        133        62         -        184     4,163        234        46
     Redeemed...............     (285)      (231)      (10)      (266)      (90)        -       (244)   (4,831)      (579)     (115)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      150         76        42        129        23        11        562     1,767        661       327
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 7,382    $ 4,669     $ 945    $ 5,219     $ 999        N/A  $ 10,216  $ 135,464  $ 21,938   $ 6,504
     Reinvested.............      592        583        14        713       360        N/A       598    21,184      1,098       163
     Redeemed...............   (4,427)    (3,074)     (263)    (3,654)   (1,045)       N/A    (2,539)   (47,951)   (6,491)   (2,982)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 3,547    $ 2,178     $ 696    $ 2,278     $ 314        N/A   $ 8,275  $ 108,697  $ 16,545   $ 3,685
                             =======================================================================================================
Shares:
     Sold...................      800        518       101        557       107        N/A     1,190    14,117      2,341       691
     Reinvested.............       67         67         2         79        40        N/A        72     2,338        123        18
     Redeemed...............     (497)      (346)      (27)      (394)     (113)       N/A      (300)   (5,168)      (709)     (322)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      370        239        76        242        34        N/A       962    11,287      1,755       387
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions........... $ (1,172)  $ (1,038)    $ (68)  $ (1,223)   $ (560)      $ -   $ (1,535) $ (38,429) $ (2,125)   $ (413)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,172)  $ (1,038)    $ (68)  $ (1,223)   $ (560)      $ -   $ (1,535) $ (38,429) $ (2,125)   $ (413)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (592)    $ (583)    $ (15)    $ (720)   $ (363)       N/A    $ (598) $ (21,184) $ (1,099)   $ (163)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (592)    $ (583)    $ (15)    $ (720)   $ (363)       N/A    $ (598) $ (21,184) $ (1,099)   $ (163)
Distributions...............
                             =======================================================================================================








                                                                                                             Partners
                                                                                                             SmallCap
Amounts in thousands                                                                                     Growth Fund III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (854)          $ (1,144)
Net realized gain (loss) from investment transactions and foreign currency transactions......              9,627             24,455
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              5,019              6,963
                              Net Increase (Decrease) in Net Assets Resulting from Operations             13,792             30,274

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (23,199)            (6,515)
                                                            Total Dividends and Distributions            (23,199)            (6,515)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             59,090             81,975
                                                      Total increase (decrease) in net assets             49,683            105,734

Net Assets
Beginning of period..........................................................................            238,129            132,395
End of period (including undistributed net investment income as set forth below).............          $ 287,812          $ 238,129
Undistributed (overdistributed) net investment income (operating loss).......................             $ (854)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................    $ 190      $ 246      $ 36   $ 51,136     $ 459     $ 184
     Reinvested.............       78         78        71     22,706       232        34
     Redeemed...............     (150)      (159)     (161)   (15,469)     (369)      (52)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 118      $ 165     $ (54)  $ 58,373     $ 322     $ 166
                             ==============================================================
Shares:
     Sold...................       15         21         2      4,261        38        16
     Reinvested.............        7          7         6      1,892        19         3
     Redeemed...............      (13)       (14)      (13)    (1,300)      (31)       (5)
                             --------------------------------------------------------------
Net Increase (Decrease).....        9         14        (5)     4,853        26        14
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 421      $ 757     $ 784   $ 97,289     $ 883     $ 582
     Reinvested.............       18          4         1      6,416        74         -
     Redeemed...............     (140)      (152)      (42)   (24,188)     (467)     (265)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 299      $ 609     $ 743   $ 79,517     $ 490     $ 317
                             ==============================================================
Shares:
     Sold...................       36         65        64      7,942        75        46
     Reinvested.............        2          -         -        559         6         -
     Redeemed...............      (12)       (13)       (3)    (2,040)      (40)      (21)
                             --------------------------------------------------------------
Net Increase (Decrease).....       26         52        61      6,461        41        25
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........    $ (78)     $ (78)    $ (71) $ (22,706)   $ (232)    $ (34)
                             --------------------------------------------------------------
Total Dividends and             $ (78)     $ (78)    $ (71) $ (22,706)   $ (232)    $ (34)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........    $ (18)      $ (5)     $ (1)  $ (6,416)    $ (74)     $ (1)
                             --------------------------------------------------------------
Total Dividends and             $ (18)      $ (5)     $ (1)  $ (6,416)    $ (74)     $ (1)
Distributions...............
                             ==============================================================






                                                                                                             Partners
                                                                                                             SmallCap
Amounts in thousands                                                                                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (100)            $ (220)
Net realized gain (loss) from investment transactions and foreign currency transactions......             26,013             49,933
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             (2,108)            (9,589)
                              Net Increase (Decrease) in Net Assets Resulting from Operations             23,805             40,124

Dividends and Distributions to Shareholders
From net investment income...................................................................                  -                (57)
From net realized gain on investments and foreign currency transactions......................            (49,446)           (24,894)
                                                            Total Dividends and Distributions            (49,446)           (24,951)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................              2,535            (59,877)
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            (23,106)           (44,703)

Net Assets
Beginning of period..........................................................................            279,906            324,609
End of period (including undistributed net investment income as set forth below).............          $ 256,800          $ 279,906
Undistributed (overdistributed) net investment income (operating loss).......................             $ (100)               $ 1



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 1,217      $ 398      $ 62   $ 1,438   $ 10,574   $ 1,512      $ 715
     Reinvested.............    1,569        587        50     2,269     41,549     3,326         94
     Redeemed...............   (1,758)      (464)        -    (1,279)   (53,697)   (5,514)      (113)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,028      $ 521     $ 112   $ 2,428   $ (1,574)   $ (676)     $ 696
                             =========================================================================
Shares:
     Sold...................       79         25         4        95        662        95         47
     Reinvested.............      105         40         3       156      2,670       217          6
     Redeemed...............     (113)       (31)        -       (84)    (3,325)     (350)        (7)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....       71         34         7       167          7       (38)        46
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 3,775    $ 1,109     $ 265   $ 3,315   $ 26,145   $ 4,560    $ 1,417
     Reinvested.............      510        209         6       807     22,006     1,341         68
     Redeemed...............   (2,221)    (1,244)      (29)   (2,738)   (112,055)  (5,757)    (1,365)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,064       $ 74     $ 242   $ 1,384  $ (63,904)    $ 144      $ 120
                             =========================================================================
Shares:
     Sold...................      227         66        16       200      1,489       265         84
     Reinvested.............       31         13         -        51      1,310        81          4
     Redeemed...............     (132)       (75)       (2)     (167)    (6,437)     (334)       (81)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      126          4        14        84     (3,638)       12          7
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions........... $ (1,569)    $ (587)    $ (50) $ (2,271) $ (41,549) $ (3,326)     $ (94)
                             -------------------------------------------------------------------------
Total Dividends and          $ (1,569)    $ (587)    $ (50) $ (2,271) $ (41,549) $ (3,326)     $ (94)
Distributions...............
                             =========================================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -       $ -      $ (57)      $ -        $ -
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (510)      (209)        (7)     (809)   (21,948)   (1,341)      (70)
                             -------------------------------------------------------------------------
Total Dividends and            $ (510)    $ (209)     $ (7)   $ (809) $ (22,005) $ (1,341)     $ (70)
Distributions...............
                             =========================================================================








                                                                                                             Partners
                                                                                                             SmallCap
Amounts in thousands                                                                                       Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 1,057            $ 1,626
Net realized gain (loss) from investment transactions and foreign currency transactions......             14,423             22,895
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             16,743             26,366
                              Net Increase (Decrease) in Net Assets Resulting from Operations             32,223             50,887

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,968)              (942)
From net realized gain on investments and foreign currency transactions......................            (24,411)           (18,654)
                                                            Total Dividends and Distributions            (26,379)           (19,596)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             78,713            152,184
                                                      Total increase (decrease) in net assets             84,557            183,475

Net Assets
Beginning of period..........................................................................            426,797            243,322
End of period (including undistributed net investment income as set forth below).............          $ 511,354          $ 426,797
Undistributed (overdistributed) net investment income (operating loss).......................              $ 511            $ 1,422



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 3,644    $ 2,429   $ 1,065   $ 69,474   $ 8,534   $ 4,980
     Reinvested.............    1,290      1,083       135     22,400     1,193       276
     Redeemed...............   (4,512)    (2,071)     (606)   (27,367)   (2,619)     (615)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 422    $ 1,441     $ 594   $ 64,507   $ 7,108   $ 4,641
                             ==============================================================
Shares:
     Sold...................      196        131        58      3,699       450       269
     Reinvested.............       70         60         7      1,204        65        15
     Redeemed...............     (244)      (112)      (33)    (1,452)     (140)      (33)
                             --------------------------------------------------------------
Net Increase (Decrease).....       22         79        32      3,451       375       251
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 12,112    $ 5,910   $ 2,491  $ 133,467  $ 11,479   $ 2,827
     Reinvested.............      932      1,104        77     16,362       904       181
     Redeemed...............   (4,077)    (3,753)     (336)   (20,831)   (5,853)     (812)
                             --------------------------------------------------------------
Net Increase (Decrease).....  $ 8,967    $ 3,261   $ 2,232  $ 128,998   $ 6,530   $ 2,196
                             ==============================================================
Shares:
     Sold...................      687        334       139      7,381       643       158
     Reinvested.............       56         65         5        966        54        11
     Redeemed...............     (231)      (213)      (19)    (1,170)     (332)      (46)
                             --------------------------------------------------------------
Net Increase (Decrease).....      512        188       125      7,177       365       123
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................      $ -        $ -       $ -   $ (1,919)    $ (45)     $ (4)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,290)   (1,083)     (136)    (20,482)   (1,148)     (272)
                             --------------------------------------------------------------
Total Dividends and          $ (1,290)  $ (1,083)   $ (136) $ (22,401) $ (1,193)   $ (276)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -     $ (920)    $ (21)     $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (940)    (1,113)      (77)    (15,442)     (893)     (189)
                             --------------------------------------------------------------
Total Dividends and            $ (940)  $ (1,113)    $ (77) $ (16,362)   $ (914)   $ (190)
Distributions...............
                             ==============================================================








                                                                                                             Partners
                                                                                                          SmallCap Value
Amounts in thousands                                                                                         Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................              $ 886            $ 1,599
Net realized gain (loss) from investment transactions and foreign currency transactions......             18,593             34,777
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              8,483             23,885
                              Net Increase (Decrease) in Net Assets Resulting from Operations             27,962             60,261

Dividends and Distributions to Shareholders
From net investment income...................................................................             (2,012)                 -
From net realized gain on investments and foreign currency transactions......................            (34,889)           (13,647)
                                                            Total Dividends and Distributions            (36,901)           (13,647)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             63,121             22,405
                                                      Total increase (decrease) in net assets             54,182             69,019

Net Assets
Beginning of period..........................................................................            366,936            297,917
End of period (including undistributed net investment income as set forth below).............          $ 421,118          $ 366,936
Undistributed (overdistributed) net investment income (operating loss).......................              $ 473            $ 1,599



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature InstitutionPreferred  Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 1,099      $ 854      $ 98   $ 41,610   $ 1,048   $ 1,361
     Reinvested.............      312         68        13     36,209       114       185
     Redeemed...............   (1,479)      (145)      (15)   (17,703)      (96)     (412)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ (68)     $ 777      $ 96   $ 60,116   $ 1,066   $ 1,134
                             ==============================================================
Shares:
     Sold...................       80         65         8      3,077        78        98
     Reinvested.............       24          5         1      2,748         8        14
     Redeemed...............     (108)       (10)       (1)    (1,310)       (7)      (30)
                             --------------------------------------------------------------
Net Increase (Decrease).....       (4)        60         8      4,515        79        82
                             ==============================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 1,725      $ 320     $ 205   $ 50,647   $ 1,168     $ 621
     Reinvested.............      115         24         -     13,460         5        41
     Redeemed...............   (1,715)      (220)     (105)   (43,388)     (256)     (242)
                             --------------------------------------------------------------
Net Increase (Decrease).....    $ 125      $ 124     $ 100   $ 20,719     $ 917     $ 420
                             ==============================================================
Shares:
     Sold...................      132         24        16      3,816        93        48
     Reinvested.............       10          2         -      1,100         -         3
     Redeemed...............     (137)       (17)       (8)    (3,378)      (19)      (18)
                             --------------------------------------------------------------
Net Increase (Decrease).....        5          9         8      1,538        74        33
                             ==============================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................     $  -       $  -      $  -   $ (2,007)     $ (3)     $ (2)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (312)       (68)     (13)    (34,202)     (111)     (183)
                             --------------------------------------------------------------
Total Dividends and            $ (312)     $ (68)    $ (13) $ (36,209)   $ (114)   $ (185)
Distributions...............
                             ==============================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (115)     $ (24)     $ (1) $ (13,460)     $ (6)    $ (41)
                             --------------------------------------------------------------
Total Dividends and            $ (115)     $ (24)     $ (1) $ (13,460)     $ (6)    $ (41)
Distributions...............
                             ==============================================================








                                                                                                            Preferred
                                                                                                            Securities
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 17,336           $ 28,254
Net realized gain (loss) from investment transactions and foreign currency transactions......             (1,471)              (661)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,547              8,161
                              Net Increase (Decrease) in Net Assets Resulting from Operations             17,412             35,754

Dividends and Distributions to Shareholders
From net investment income...................................................................            (17,097)           (26,080)
                                                            Total Dividends and Distributions            (17,097)           (26,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             41,443            246,587
                                                      Total increase (decrease) in net assets             41,758            256,261

Net Assets
Beginning of period..........................................................................            613,388            357,127
End of period (including undistributed net investment income as set forth below).............          $ 655,146          $ 613,388
Undistributed (overdistributed) net investment income (operating loss).......................            $ 3,778            $ 3,577



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 845      $ 406     $ 321   $ 12,218   $ 3,659   $ 3,620   $ 85,681     $ 449      $ 194
     Reinvested.............       29          1         6        258        14       640     16,063         3          1
     Redeemed...............     (195)         -       (59)    (1,153)      (11)   (2,507)   (79,017)      (22)        (1)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 679      $ 407     $ 268   $ 11,323   $ 3,662   $ 1,753   $ 22,727     $ 430      $ 194
                             ==============================================================================================
Shares:
     Sold...................       78         38        30      1,130       339       339      7,973        42         18
     Reinvested.............        3          -         1         24         2        60      1,502         -          -
     Redeemed...............      (18)         -        (5)      (106)       (1)     (235)    (7,319)       (2)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       63         38        26      1,048       340       164      2,156        40         18
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 681        $ 6     $ 225    $ 6,417        N/A  $ 6,335  $ 243,828      $ 22        $ -
     Reinvested.............       22          -         6        220        N/A    1,031     24,756         -          -
     Redeemed...............      (69)         -       (66)    (1,814)       N/A   (6,859)   (28,154)        -          -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 634        $ 6     $ 165    $ 4,823        N/A    $ 507  $ 240,430      $ 22        $ -
                             ==============================================================================================
Shares:
     Sold...................       65          1        21        606        N/A      606     23,128         2          -
     Reinvested.............        2          -         1         21        N/A       99      2,364         -          -
     Redeemed...............       (7)         -        (6)      (172)       N/A     (657)    (2,660)        -          -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       60          1        16        455        N/A       48     22,832         2          -
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (29)      $ (1)     $ (6)    $ (324)    $ (22)   $ (648) $ (16,063)     $ (3)      $ (1)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (29)      $ (1)     $ (6)    $ (324)    $ (22)   $ (648) $ (16,063)     $ (3)      $ (1)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (22)      $ (1)     $ (6)    $ (249)       N/A $ (1,044) $ (24,756)     $ (1)      $ (1)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (22)      $ (1)     $ (6)    $ (249)       N/A $ (1,044) $ (24,756)     $ (1)      $ (1)
Distributions...............
                             ==============================================================================================








                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 24,853           $ 24,969
Net realized gain (loss) from investment transactions and foreign currency transactions......             30,261              6,042
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             22,346             65,662
                              Net Increase (Decrease) in Net Assets Resulting from Operations             77,460             96,673

Dividends and Distributions to Shareholders
From net investment income...................................................................            (34,147)           (14,813)
From net realized gain on investments and foreign currency transactions......................             (6,044)            (4,163)
                                                            Total Dividends and Distributions            (40,191)           (18,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            337,082            406,179
Redemption fees - Class J....................................................................                  1                  1
                                                      Total increase (decrease) in net assets            374,352            483,877

Net Assets
Beginning of period..........................................................................          1,079,150            595,273
End of period (including undistributed net investment income as set forth below).............        $ 1,453,502        $ 1,079,150
Undistributed (overdistributed) net investment income (operating loss).......................            $ 7,961           $ 17,256



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 19,716   $ 13,108   $ 4,744    $ 8,447   $ 2,809  $ 48,025  $ 184,159  $ 41,216   $ 19,160
     Reinvested.............    1,654      1,162       216        600         -     6,325     26,202     3,051        977
     Redeemed...............   (4,593)    (3,404)   (1,592)    (1,391)       (6)   (13,242)   (2,575)   (9,739)    (7,947)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 16,777   $ 10,866   $ 3,368    $ 7,656   $ 2,803  $ 41,108  $ 207,786  $ 34,528   $ 12,190
                             ==============================================================================================
Shares:
     Sold...................    1,487        991       356        632       210     3,612     13,817     3,097      1,447
     Reinvested.............      127         89        16         46         -       482      1,992       233         75
     Redeemed...............     (347)      (258)     (121)      (104)        -      (998)      (193)     (728)      (602)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,267        822       251        574       210     3,096     15,616     2,602        920
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 29,508   $ 18,503   $ 5,290   $ 14,444       N/A  $ 88,821  $ 206,145  $ 63,776   $ 15,650
     Reinvested.............      623        499        58         81       N/A     2,951     13,337     1,054        371
     Redeemed...............   (3,629)    (6,148)     (844)    (1,139)      N/A    (20,570)   (9,706)   (10,011)   (2,885)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 26,502   $ 12,854   $ 4,504   $ 13,386       N/A  $ 71,202  $ 209,776  $ 54,819   $ 13,136
                             ==============================================================================================
Shares:
     Sold...................    2,366      1,497       425      1,145       N/A     7,121     16,414     5,099      1,247
     Reinvested.............       51         41         5          7       N/A       243      1,094        87         31
     Redeemed...............     (293)      (496)      (68)       (91)      N/A    (1,643)      (777)     (803)      (231)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    2,124      1,042       362      1,061       N/A     5,721     16,731     4,383      1,047
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,369)    $ (954)   $ (181)    $ (504)     $  -  $ (5,252) $ (22,463) $ (2,602)    $ (822)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (285)      (208)      (35)       (98)        -    (1,075)    (3,739)     (449)      (155)
                             ----------------------------------------------------------------------------------------------
Total Dividends and          $ (1,654)  $ (1,162)   $ (216)    $ (602)     $  -  $ (6,327) $ (26,202) $ (3,051)    $ (977)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (473)    $ (361)    $ (42)     $ (57)      N/A  $ (2,203) $ (10,577)   $ (814)    $ (286)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (150)      (138)      (17)       (25)      N/A      (748)    (2,760)     (240)       (85)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (623)    $ (499)    $ (59)     $ (82)      N/A  $ (2,951) $ (13,337) $ (1,054)    $ (371)
Distributions...............
                             ==============================================================================================








                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 46,536           $ 37,248
Net realized gain (loss) from investment transactions and foreign currency transactions......             72,354             13,137
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             56,645            151,200
                              Net Increase (Decrease) in Net Assets Resulting from Operations            175,535            201,585

Dividends and Distributions to Shareholders
From net investment income...................................................................            (59,997)           (26,132)
From net realized gain on investments and foreign currency transactions......................            (13,155)            (8,543)
                                                            Total Dividends and Distributions            (73,152)           (34,675)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            704,880            835,085
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            807,263          1,001,996

Net Assets
Beginning of period..........................................................................          1,991,575            989,579
End of period (including undistributed net investment income as set forth below).............        $ 2,798,838        $ 1,991,575
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,991           $ 19,452



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 34,525   $ 18,068   $ 9,893   $ 14,818   $ 2,994   $ 2,083   $ 98,431  $ 404,698  $ 83,022  $ 35,432
     Reinvested.............    3,009      2,195       469        842       149         -     11,650    48,056      4,862     1,914
     Redeemed...............   (6,475)    (5,604)   (1,580)    (2,243)     (594)       (5)   (20,961)   (10,989)  (14,522)   (9,256)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 31,059   $ 14,659   $ 8,782   $ 13,417   $ 2,549   $ 2,078   $ 89,120  $ 441,765  $ 73,362  $ 28,090
                             =======================================================================================================
Shares:
     Sold...................    2,503      1,312       716      1,063       214       148      7,108    29,155      5,995     2,563
     Reinvested.............      220        161        34         61        11         -        852     3,509        356       140
     Redeemed...............     (469)      (411)     (114)      (161)      (42)        -     (1,514)     (797)    (1,035)     (677)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    2,254      1,062       636        963       183       148      6,446    31,867      5,316     2,026
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 58,384   $ 36,988  $ 11,052   $ 19,707   $ 4,614       N/A  $ 167,043  $ 448,131  $ 90,677  $ 32,148
     Reinvested.............    1,135        981       118        118        19       N/A      5,808    24,318      1,475       700
     Redeemed...............   (6,903)    (8,053)     (566)    (1,425)     (331)      N/A    (34,320)   (5,385)    (8,854)   (2,494)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 52,616   $ 29,916  $ 10,604   $ 18,400   $ 4,302       N/A  $ 138,531  $ 467,064  $ 83,298  $ 30,354
                             =======================================================================================================
Shares:
     Sold...................    4,557      2,907       865      1,527       358       N/A     13,031    34,738      6,999     2,500
     Reinvested.............       92         79        10          9         2       N/A        468     1,955        119        56
     Redeemed...............     (544)      (637)      (45)      (109)      (26)      N/A     (2,671)     (421)      (696)     (192)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    4,105      2,349       830      1,427       334       N/A     10,828    36,272      6,422     2,364
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (2,398)  $ (1,712)   $ (369)    $ (684)   $ (110)     $  -   $ (9,282) $ (39,882) $ (4,007) $ (1,553)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (611)      (483)     (100)      (161)      (39)        -     (2,371)   (8,174)      (855)     (361)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (3,009)  $ (2,195)   $ (469)    $ (845)   $ (149)     $  -  $ (11,653) $ (48,056) $ (4,862) $ (1,914)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (829)    $ (688)    $ (81)     $ (79)     $ (8)      N/A   $ (4,183) $ (18,644) $ (1,108)   $ (512)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (305)      (293)      (37)       (39)      (11)      N/A     (1,628)   (5,674)      (368)     (188)
                           --------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,134)    $ (981)   $ (118)    $ (118)    $ (19)      N/A   $ (5,811) $ (24,318) $ (1,476)   $ (700)
Distributions...............
                             ======================================================================================================








                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2030 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 38,032           $ 26,673
Net realized gain (loss) from investment transactions and foreign currency transactions......             67,214             12,531
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             56,364            135,962
                              Net Increase (Decrease) in Net Assets Resulting from Operations            161,610            175,166

Dividends and Distributions to Shareholders
From net investment income...................................................................            (45,795)           (20,908)
From net realized gain on investments and foreign currency transactions......................            (12,543)            (8,185)
                                                            Total Dividends and Distributions            (58,338)           (29,093)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            603,866            705,172
                                                      Total increase (decrease) in net assets            707,138            851,245

Net Assets
Beginning of period..........................................................................          1,649,750            798,505
End of period (including undistributed net investment income as set forth below).............        $ 2,356,888        $ 1,649,750
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,398           $ 10,161



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 31,182   $ 18,555   $ 7,781   $ 11,459   $ 2,642   $ 2,342   $ 76,777  $ 353,001  $ 62,069  $ 24,911
     Reinvested.............    2,564      1,784       340        603       103         -      8,995    38,118      3,890     1,931
     Redeemed...............   (4,092)    (2,996)     (905)    (1,208)     (362)      (12)   (19,063)     (525)    (8,880)   (7,138)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 29,654   $ 17,343   $ 7,216   $ 10,854   $ 2,383   $ 2,330   $ 66,709  $ 390,594  $ 57,079  $ 19,704
                             =======================================================================================================
Shares:
     Sold...................    2,260      1,354       564        825       189       169      5,558    25,531      4,490     1,770
     Reinvested.............      188        131        25         44         8         -        659     2,791        285       139
     Redeemed...............     (297)      (219)      (66)       (86)      (26)       (1)    (1,381)      (37)      (627)     (514)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    2,151      1,266       523        783       171       168      4,836    28,285      4,148     1,395
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 46,884   $ 28,701  $ 10,260   $ 14,543   $ 3,359       N/A  $ 131,354  $ 382,725  $ 77,539  $ 32,711
     Reinvested.............      962        862        51         82        15       N/A      4,901    20,117      1,205       896
     Redeemed...............   (3,271)    (5,292)     (859)      (894)     (295)      N/A    (27,800)   (4,022)    (5,632)   (3,930)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 44,575   $ 24,271   $ 9,452   $ 13,731   $ 3,079       N/A  $ 108,455  $ 398,820  $ 73,112  $ 29,677
                             =======================================================================================================
Shares:
     Sold...................    3,699      2,261       801      1,134       263       N/A     10,334    30,005      6,006     2,540
     Reinvested.............       78         70         4          7         1       N/A        399     1,637         98        71
     Redeemed...............     (258)      (422)      (68)       (70)      (23)      N/A     (2,182)     (316)      (446)     (301)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    3,519      1,909       737      1,071       241       N/A      8,551    31,326      5,658     2,310
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,949)  $ (1,317)   $ (248)    $ (469)    $ (70)     $  -   $ (6,777) $ (30,412) $ (3,064) $ (1,489)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (615)      (467)      (92)      (142)      (33)        -     (2,220)   (7,706)      (826)     (442)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (2,564)  $ (1,784)   $ (340)    $ (611)   $ (103)     $  -   $ (8,997) $ (38,118) $ (3,890) $ (1,931)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (664)    $ (565)    $ (34)     $ (51)     $ (5)      N/A   $ (3,307) $ (14,801)   $ (855)   $ (625)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (298)      (297)      (17)       (31)      (10)      N/A     (1,596)   (5,315)      (350)     (271)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (962)    $ (862)    $ (51)     $ (82)    $ (15)      N/A   $ (4,903) $ (20,116) $ (1,205)   $ (896)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                               Principal LifeTime 2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 17,597           $ 10,340
Net realized gain (loss) from investment transactions and foreign currency transactions......             32,343              5,625
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             32,140             62,385
                              Net Increase (Decrease) in Net Assets Resulting from Operations             82,080             78,350

Dividends and Distributions to Shareholders
From net investment income...................................................................            (20,326)            (8,272)
From net realized gain on investments and foreign currency transactions......................             (5,628)            (3,172)
                                                            Total Dividends and Distributions            (25,954)           (11,444)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            338,191            349,356
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            394,317            416,263

Net Assets
Beginning of period..........................................................................            756,099            339,836
End of period (including undistributed net investment income as set forth below).............        $ 1,150,416          $ 756,099
Undistributed (overdistributed) net investment income (operating loss).......................              $ 359            $ 3,087



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 18,123    $ 8,027   $ 4,100    $ 7,813   $ 1,456   $ 1,169   $ 33,074  $ 215,495  $ 30,085  $ 13,965
     Reinvested.............    1,115        720       155        340        70         -      3,240    18,165      1,629       517
     Redeemed...............   (1,928)    (1,435)     (421)      (651)     (303)        -     (9,225)     (189)    (4,299)   (2,616)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 17,310    $ 7,312   $ 3,834    $ 7,502   $ 1,223   $ 1,169   $ 27,089  $ 233,471  $ 27,415  $ 11,866
                             =======================================================================================================
Shares:
     Sold...................    1,293        574       293        558       105        83      2,354    15,311      2,135       992
     Reinvested.............       81         52        11         25         5         -        234     1,306        117        37
     Redeemed...............     (138)      (103)      (30)       (47)      (22)        -       (657)      (14)      (295)     (189)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,236        523       274        536        88        83      1,931    16,603      1,957       840
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 19,788   $ 14,241   $ 4,700    $ 7,896   $ 2,408       N/A   $ 59,246  $ 208,007  $ 34,926   $ 8,767
     Reinvested.............      470        294        21         68        29       N/A      1,376     8,636        375       173
     Redeemed...............   (1,745)    (1,677)     (255)      (691)     (173)      N/A    (10,976)   (2,983)    (2,775)     (790)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 18,513   $ 12,858   $ 4,466    $ 7,273   $ 2,264       N/A   $ 49,646  $ 213,660  $ 32,526   $ 8,150
                             =======================================================================================================
Shares:
     Sold...................    1,544      1,103       365        615       188       N/A      4,600    16,050      2,654       676
     Reinvested.............       38         24         2          5         2       N/A        111       693         30        14
     Redeemed...............     (137)      (133)      (20)       (54)      (13)      N/A       (852)     (232)      (216)      (61)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,445        994       347        566       177       N/A      3,859    16,511      2,468       629
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (841)    $ (525)   $ (113)    $ (266)    $ (47)     $  -   $ (2,409) $ (14,452) $ (1,275)   $ (398)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (274)      (195)      (42)       (77)      (23)        -       (831)   (3,713)      (354)     (119)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,115)    $ (720)   $ (155)    $ (343)    $ (70)     $  -   $ (3,240) $ (18,165) $ (1,629)   $ (517)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (321)    $ (190)    $ (14)     $ (51)    $ (22)      N/A     $ (895) $ (6,392)    $ (266)   $ (121)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (150)      (104)       (7)       (17)       (7)      N/A       (482)   (2,244)      (109)      (52)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (471)    $ (294)    $ (21)     $ (68)    $ (29)      N/A   $ (1,377) $ (8,636)    $ (375)   $ (173)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                               Principal LifeTime 2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,348            $ 4,475
Net realized gain (loss) from investment transactions and foreign currency transactions......             16,349              2,932
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             12,261             29,406
                              Net Increase (Decrease) in Net Assets Resulting from Operations             36,958             36,813

Dividends and Distributions to Shareholders
From net investment income...................................................................             (8,710)            (4,003)
From net realized gain on investments and foreign currency transactions......................             (2,938)            (1,506)
                                                            Total Dividends and Distributions            (11,648)            (5,509)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            124,133            154,396
                                                      Total increase (decrease) in net assets            149,443            185,700

Net Assets
Beginning of period..........................................................................            342,443            156,743
End of period (including undistributed net investment income as set forth below).............          $ 491,886          $ 342,443
Undistributed (overdistributed) net investment income (operating loss).......................              $ 272              $ 634



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 8,899    $ 3,269   $ 1,614    $ 4,929   $ 1,130     $ 756    $ 7,680  $ 78,820   $ 10,602   $ 4,731
     Reinvested.............      423        337        49        180        11         -        630     9,336        439       243
     Redeemed...............   (1,707)      (606)     (456)      (395)      (50)      (27)    (2,160)   (1,777)    (1,976)     (791)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,615    $ 3,000   $ 1,207    $ 4,714   $ 1,091     $ 729    $ 6,150  $ 86,379    $ 9,065   $ 4,183
                             =======================================================================================================
Shares:
     Sold...................      656        240       118        358        82        54        569     5,759        778       344
     Reinvested.............       31         25         4         13         1         -         47       691         33        18
     Redeemed...............     (125)       (46)      (34)       (29)       (4)       (2)      (160)     (131)      (142)      (58)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      562        219        88        342        79        52        456     6,319        669       304
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 8,102    $ 6,412   $ 1,495    $ 5,236     $ 447       N/A   $ 13,353  $ 114,104   $ 9,916   $ 6,005
     Reinvested.............      135        170         5         20         -       N/A        235     4,757        127        59
     Redeemed...............   (1,134)    (1,176)      (68)      (520)      (16)      N/A     (2,783)   (8,198)    (1,742)     (545)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,103    $ 5,406   $ 1,432    $ 4,736     $ 431       N/A   $ 10,805  $ 110,663   $ 8,301   $ 5,519
                             =======================================================================================================
Shares:
     Sold...................      651        513       119        417        35       N/A      1,080     9,089        781       484
     Reinvested.............       11         14         -          2         -       N/A         20       395         11         5
     Redeemed...............      (91)       (96)       (5)       (42)       (1)      N/A       (226)     (665)      (141)      (44)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      571        431       114        377        34       N/A        874     8,819        651       445
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (302)    $ (229)    $ (33)    $ (130)     $ (7)     $  -     $ (437) $ (7,072)    $ (324)   $ (176)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (121)      (108)      (16)       (50)       (4)        -       (193)   (2,264)      (115)      (67)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (423)    $ (337)    $ (49)    $ (180)    $ (11)     $  -     $ (630) $ (9,336)    $ (439)   $ (243)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (92)    $ (111)     $ (3)     $ (12)     $  -       N/A     $ (144) $ (3,510)     $ (89)    $ (42)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (43)       (59)       (2)        (9)        -       N/A        (91)   (1,247)       (38)      (17)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (135)    $ (170)     $ (5)     $ (21)     $  -       N/A     $ (235) $ (4,757)    $ (127)    $ (59)
Distributions...............
                             =======================================================================================================








                                                                                               Principal LifeTime Strategic Income
Amounts in thousands                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 9,971           $ 12,420
Net realized gain (loss) from investment transactions and foreign currency transactions......              7,460              1,848
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,119             17,242
                              Net Increase (Decrease) in Net Assets Resulting from Operations             18,550             31,510

Dividends and Distributions to Shareholders
From net investment income...................................................................            (14,191)            (7,502)
From net realized gain on investments and foreign currency transactions......................             (1,849)            (2,853)
                                                            Total Dividends and Distributions            (16,040)           (10,355)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            118,938            111,269
                                                      Total increase (decrease) in net assets            121,448            132,424

Net Assets
Beginning of period..........................................................................            404,411            271,987
End of period (including undistributed net investment income as set forth below).............          $ 525,859          $ 404,411
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,405            $ 9,625



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 6,390    $ 4,779   $ 4,301    $ 3,604     $ 528   $ 1,413   $ 14,359  $ 77,197   $ 31,459   $ 8,026
     Reinvested.............      694        707       105        255         4         -      2,874    10,371        820       188
     Redeemed...............   (6,707)      (957)   (3,023)      (474)      (19)      (60)    (7,387)   (12,978)  (15,152)   (2,379)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 377    $ 4,529   $ 1,383    $ 3,385     $ 513   $ 1,353    $ 9,846  $ 74,590   $ 17,127   $ 5,835
                             =======================================================================================================
Shares:
     Sold...................      509        381       341        283        42       112      1,142     6,141      2,506       642
     Reinvested.............       56         57         8         20         -         -        232       832         66        15
     Redeemed...............     (534)       (77)     (237)       (37)       (1)       (5)      (588)   (1,028)    (1,216)     (190)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       31        361       112        266        41       107        786     5,945      1,356       467
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 20,828   $ 42,395   $ 2,669    $ 4,975     $ 134       N/A   $ 31,097  $ 78,951   $ 27,322   $ 4,588
     Reinvested.............      411        267        31         49         -       N/A      1,989     7,102        411        82
     Redeemed...............   (14,537)  (30,964)     (542)      (543)      (24)      N/A    (13,797)   (31,143)  (18,203)   (2,279)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,702   $ 11,698   $ 2,158    $ 4,481     $ 110       N/A   $ 19,289  $ 54,910    $ 9,530   $ 2,391
                             =======================================================================================================
Shares:
     Sold...................    1,729      3,533       220        408        11       N/A      2,579     6,483      2,267       378
     Reinvested.............       35         22         3          4         -       N/A        168       596         35         7
     Redeemed...............   (1,210)    (2,593)      (45)       (44)       (2)      N/A     (1,142)   (2,547)    (1,514)     (188)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      554        962       178        368         9       N/A      1,605     4,532        788       197
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (606)    $ (611)    $ (80)    $ (237)     $ (3)     $  -   $ (2,512) $ (9,247)    $ (727)   $ (168)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (88)       (96)      (25)       (33)       (1)        -       (369)   (1,124)       (93)      (20)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (694)    $ (707)   $ (105)    $ (270)     $ (4)     $  -   $ (2,881) $ (10,371)   $ (820)   $ (188)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (249)    $ (180)    $ (21)     $ (39)     $  -       N/A   $ (1,383) $ (5,275)    $ (296)    $ (59)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (162)       (86)      (10)       (19)        -       N/A       (610)   (1,827)      (115)      (24)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (411)    $ (266)    $ (31)     $ (58)     $  -       N/A   $ (1,993) $ (7,102)    $ (411)    $ (83)
Distributions...............
                             =======================================================================================================








                                                                                                           Real Estate
Amounts in thousands                                                                                     Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,201            $ 9,493
Net realized gain (loss) from investment transactions and foreign currency transactions......            247,894            103,640
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (192,071)           237,994
                              Net Increase (Decrease) in Net Assets Resulting from Operations             64,024            351,127

Dividends and Distributions to Shareholders
From net investment income...................................................................             (7,495)           (10,656)
From net realized gain on investments and foreign currency transactions......................           (103,352)           (24,082)
                                                            Total Dividends and Distributions           (110,847)           (34,738)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            509,867            284,730
Redemption fees - Class J....................................................................                  1                  3
                                                      Total increase (decrease) in net assets            463,045            601,122

Net Assets
Beginning of period..........................................................................          1,371,427            770,305
End of period (including undistributed net investment income as set forth below).............        $ 1,834,472        $ 1,371,427
Undistributed (overdistributed) net investment income (operating loss).......................              $ 706                $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 13,672    $ 6,992   $ 1,478   $ 30,802   $ 4,413   $ 3,521   $ 34,420  $ 129,753  $ 30,953   $ 8,573
     Issued in acquisitions.        -          -         -     36,103    13,837     6,490          -    444,876         -         -
     Reinvested.............    4,551      2,870       235      9,635     2,173         -     18,437    62,587      8,465     1,522
     Redeemed...............   (8,535)    (6,411)     (472)   (22,791)   (5,429)     (845)   (26,732)  (268,013)  (23,955)   (3,308)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 9,688    $ 3,451   $ 1,241   $ 53,749  $ 14,994   $ 9,166   $ 26,125  $ 369,203  $ 15,463   $ 6,787
                             =======================================================================================================
Shares:
     Sold...................      502        258        54      1,116       160       127      1,271     4,691      1,147       315
     Issued in acquisitions.        -          -         -      1,338       513       241          -    16,500          -         -
     Reinvested.............      173        110         9        362        82         -        703     2,352        323        58
     Redeemed...............     (317)      (242)      (18)      (837)     (200)      (31)      (999)   (9,788)      (913)     (124)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      358        126        45      1,979       555       337        975    13,755        557       249
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 23,630   $ 13,560   $ 2,329   $ 30,605   $ 4,079        N/A  $ 59,285  $ 257,857  $ 36,195   $ 9,493
     Reinvested.............    1,288        714        30      3,169       746        N/A     5,865    19,868      2,519       387
     Redeemed...............   (12,220)   (5,567)     (371)   (19,877)   (6,207)       N/A   (37,105)   (87,612)  (14,389)   (3,541)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 12,698    $ 8,707   $ 1,988   $ 13,897  $ (1,382)       N/A  $ 28,045  $ 190,113  $ 24,325   $ 6,339
                             =======================================================================================================
Shares:
     Sold...................    1,006        579       101      1,291       174        N/A     2,533    10,888      1,536       410
     Reinvested.............       61         34         1        149        35        N/A       279       917        119        18
     Redeemed...............     (535)      (252)      (16)      (848)     (266)       N/A    (1,600)   (3,737)      (626)     (158)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      532        361        86        592       (57)       N/A     1,212     8,068      1,029       270
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (198)    $ (101)     $ (7)    $ (470)    $ (48)     $  -     $ (687) $ (5,370)    $ (527)    $ (87)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (4,353)    (2,769)     (228)    (9,465)   (2,187)        -    (17,757)   (57,220)   (7,938)   (1,435)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (4,551)  $ (2,870)   $ (235)  $ (9,935) $ (2,235)     $  -  $ (18,444) $ (62,590) $ (8,465) $ (1,522)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (336)    $ (165)     $ (8)    $ (795)    $ (84)       N/A  $ (1,292) $ (7,080)    $ (784)   $ (112)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (952)      (549)      (22)    (2,491)     (690)       N/A    (4,579)   (12,790)   (1,735)     (274)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,288)    $ (714)    $ (30)  $ (3,286)   $ (774)       N/A  $ (5,871) $ (19,870) $ (2,519)   $ (386)
Distributions...............
                             =======================================================================================================








Amounts in thousands                                                                                  SAM Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 71,214           $ 74,270
Net realized gain (loss) from investment transactions and foreign currency transactions......            216,008             52,273
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             18,317            335,824
                              Net Increase (Decrease) in Net Assets Resulting from Operations            305,539            462,367

Dividends and Distributions to Shareholders
From net investment income...................................................................            (53,385)           (78,812)
From net realized gain on investments and foreign currency transactions......................            (24,656)                 -
                                                            Total Dividends and Distributions            (78,041)           (78,812)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (123,276)            24,163
                                                      Total increase (decrease) in net assets            104,222            407,718

Net Assets
Beginning of period..........................................................................          4,687,556          4,279,838
End of period (including undistributed net investment income as set forth below).............        $ 4,791,778        $ 4,687,556
Undistributed (overdistributed) net investment income (operating loss).......................           $ 21,444            $ 3,615



                         Advisors    AdvisorAdvisors
                         Preferred   Select Signature Class A   Class B   Class C   Class J  InstitutionPreferred  R1    R2   Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................   $ 10   $ 10     $ 10  $ 198,172 $ 44,734   $ 76,441    $ 374       $ 12     $ 10    N/A    N/A  $ 10
     Reinvested.............      -      -        -    40,401    18,770     12,106        1          -        -    N/A    N/A     -
     Redeemed...............      -      -        -   (285,881) (139,928)  (88,528)       -          -        -    N/A    N/A     -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $ 10   $ 10     $ 10  $ (47,308)$ (76,424)     $ 19    $ 375       $ 12     $ 10    N/A    N/A  $ 10
                           =========================================================================================================
Shares:
     Sold...................      1      1        1    13,338     3,021      5,199       25          1        1    N/A    N/A     1
     Reinvested.............      -      -        -     2,736     1,274        826        -          -        -    N/A    N/A     -
     Redeemed...............      -      -        -    (19,297)  (9,447)    (5,996)       -          -        -    N/A    N/A     -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      1      1        1    (3,223)   (5,152)        29       25          1        1    N/A    N/A     1
                           =========================================================================================================

Year Ended October 31, 2006 Dollars:
     Sold...................    N/A    N/A      N/A  $ 522,607 $ 116,766 $ 225,375      N/A        N/A      N/A  $  370 $  83   N/A
     Reinvested.............    N/A    N/A      N/A    44,010    18,045     10,504      N/A        N/A      N/A      2     -    N/A
     Redeemed...............    N/A    N/A      N/A   (495,769) (261,282)  (156,093)    N/A        N/A      N/A    (372)  (83)  N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    N/A    N/A      N/A   $ 70,848 $ (126,471)$ 79,786      N/A        N/A     N/A    $  -  $  -    N/A
                           =========================================================================================================
Shares:
     Sold...................    N/A    N/A      N/A    37,645     8,430     16,369      N/A        N/A      N/A     26     6    N/A
     Reinvested.............    N/A    N/A      N/A     3,182     1,311        767      N/A        N/A      N/A      -     -    N/A
     Redeemed...............    N/A    N/A      N/A    (35,748)  (18,879)  (11,334)     N/A        N/A      N/A    (26)   (6)   N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    N/A    N/A      N/A      5,079   (9,138)     5,802      N/A        N/A      N/A      -     -    N/A
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $  -
     income.................          $  -     $  -  $ (31,696)$ (13,140) $ (8,548)  $  (1)       $  -     $  -    N/A   N/A   $  -
     From net realized            -
     gain on investments
     and foreign currency
     transactions...........             -        -    (12,543)  (7,405)    (4,708)       -          -        -    N/A    N/A     -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and             $ -    $ -      $ -  $ (44,239)$ (20,545)$ (13,256)    $ (1)       $ -      $ -    N/A    N/A   $ -
Distributions...............
Year  Ended October 31,
2006
     From net investment        N/A
     income.................           N/A      N/A  $ (48,045)$ (19,331)$ (11,433)     N/A        N/A      N/A  $  (2) $  (1)  N/A
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and             N/A
Distributions...............           N/A      N/A  $ (48,045)$ (19,331)$ (11,433)      N/A       N/A      N/A  $  (2) $  (1)  N/A
                           =========================================================================================================







Amounts in thousands                                                                           SAM Conservative Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 11,042           $ 16,003
Net realized gain (loss) from investment transactions and foreign currency transactions......             20,050              3,928
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              2,750             34,661
                              Net Increase (Decrease) in Net Assets Resulting from Operations             33,842             54,592

Dividends and Distributions to Shareholders
From net investment income...................................................................             (9,431)           (16,242)
From net realized gain on investments and foreign currency transactions......................             (4,480)              (960)
                                                            Total Dividends and Distributions            (13,911)           (17,202)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (15,102)            (3,671)
                                                      Total increase (decrease) in net assets              4,829             33,719

Net Assets
Beginning of period..........................................................................            647,592            613,873
End of period (including undistributed net investment income as set forth below).............          $ 652,421          $ 647,592
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,700            $ 1,089



                         Advisors Advisors Advisors
                         Preferred Select  Signature Class A  Class B   Class C  Class J InstitutioPreferred   R1      R2    Select
Capital Share
Transactions:

Period Ended April 30, 2007 Dollars:
     Sold...................$ 10     $ 10     $ 10  $ 26,254  $ 6,611  $ 16,383    $ 87      $ 55      $ 10     N/A     N/A    $ 10
     Reinvested.............   -        -        -     6,476    2,840     3,022       -         -         -     N/A     N/A       -
     Redeemed...............   -        -        -    (40,200) (16,802)  (19,878)     -         -         -     N/A     N/A       -
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....$ 10     $ 10     $ 10  $ (7,470) $ (7,351)  $ (473)   $ 87      $ 55      $ 10     N/A     N/A    $ 10
                            ========================================================================================================
Shares:
     Sold...................   1        1        1     2,328      588     1,463       8         5         1     N/A     N/A       1
     Reinvested.............   -        -        -       577      253       271       -         -         -     N/A     N/A       -
     Redeemed...............   -        -        -    (3,559)   (1,492)  (1,773)      -         -         -     N/A     N/A       -
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   1        1        1      (654)    (651)      (39)      8         5         1     N/A     N/A       1
                            ========================================================================================================

Year Ended October 31, 2006 Dollars:
     Sold................... N/A      N/A      N/A  $ 87,810  $ 21,449 $ 44,537     N/A       N/A       N/A    $  2  $  103     N/A
     Reinvested.............  N/A     N/A      N/A     8,406    3,612     3,608     N/A       N/A       N/A       -       1     N/A
     Redeemed...............  N/A     N/A      N/A    (95,834) (37,991)  (39,168)   N/A       N/A       N/A     (2)    (104)    N/A
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... N/A      N/A      N/A      $ 282 $ (12,930)$ 8,977     N/A       N/A      N/A     $  -    $  -     N/A
                            ========================================================================================================
                            ========================================================================================================
Shares:
     Sold...................  N/A     N/A      N/A     8,160    2,015     4,168     N/A       N/A       N/A       -      10     N/A
     Reinvested.............  N/A     N/A      N/A       783      337       338     N/A       N/A       N/A       -       -     N/A
     Redeemed...............  N/A     N/A      N/A    (8,907)   (3,552)  (3,658)    N/A       N/A       N/A       -    (10)     N/A
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  N/A     N/A      N/A         36   (1,200)     848     N/A       N/A       N/A       -       -     N/A
                            ========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment
     income.................$  -     $  -     $  -  $ (5,133) $ (2,086)$ (2,212)   $  -      $  -      $  -     N/A     N/A    $  -
     From net realized
     gain on investments
     and foreign currency
     transactions...........   -        -        -    (2,143)   (1,148)  (1,189)      -         -         -     N/A     N/A       -
                            --------------------------------------------------------------------------------------------------------
Total Dividends and          $ -      $ -      $ -  $ (7,276) $ (3,234)$ (3,401)    $ -       $ -       $ -     N/A     N/A     $ -
Distributions...............
                            ========================================================================================================
Year  Ended October 31,
2006
     From net investment
     income.................  N/A     N/A      N/A  $ (8,934) $ (3,662)$ (3,645)    N/A       N/A       N/A    $  -  $  (1)     N/A
     From net realized
     gain on investments
     and foreign currency
     transactions...........  N/A     N/A      N/A      (454)    (263)     (243)    N/A       N/A       N/A       -       -     N/A
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------
Total Dividends and          N/A      N/A      N/A  $ (9,388) $ (3,925)$ (3,888)     N/A      N/A       N/A    $  -  $  (1)     N/A
Distributions...............
                            ========================================================================================================








Amounts in thousands                                                                            SAM Conservative Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 48,956           $ 27,919
Net realized gain (loss) from investment transactions and foreign currency transactions......            221,205             54,672
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             22,047            343,872
                              Net Increase (Decrease) in Net Assets Resulting from Operations            292,208            426,463

Dividends and Distributions to Shareholders
From net investment income...................................................................            (34,083)           (30,010)
                                                            Total Dividends and Distributions            (34,083)           (30,010)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (139,849)            77,544
                                                      Total increase (decrease) in net assets            118,276            473,997

Net Assets
Beginning of period..........................................................................          3,822,791          3,348,794
End of period (including undistributed net investment income as set forth below).............        $ 3,941,067        $ 3,822,791
Undistributed (overdistributed) net investment income (operating loss).......................           $ 19,405            $ 4,532




                           AdvisorsAdvisors Advisors
                           PreferredSelect  SignatureClass A   Class B   Class C  Class J InstitutionPreferred R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold................... $ 10     $ 10     $ 10  $ 130,785 $32,420  $ 72,579   $ 618      $ 262    $ 10     N/A     N/A    $ 10
     Reinvested.............    -        -        -    21,503    5,309     5,114       -          -       -     N/A     N/A       -
     Redeemed...............    -        -        -  (200,611) (113,750)  (94,128)     -          -       -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10     $ 10     $ 10  $(48,323)$ (76,021)$ (16,435) $ 618      $ 262    $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................    1        1        1    7,698     1,977     4,457      37         15       1     N/A     N/A       1
     Reinvested.............    -        -        -    1,282       326       317       -          -       -     N/A     N/A       -
     Redeemed...............    -        -        -   (11,834)  (6,918)   (5,785)      -          -       -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1        1        1    (2,854)  (4,615)   (1,011)     37         15       1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................  N/A      N/A      N/A  $ 366,364$ 93,804  $ 228,099    N/A        N/A     N/A     374     335     N/A
     Reinvested.............  N/A      N/A      N/A    14,092    8,512     5,943     N/A        N/A     N/A       -       -     N/A
     Redeemed...............  N/A      N/A      N/A  (312,177) (183,952)  (143,141)  N/A        N/A     N/A    (374)   (335)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  N/A      N/A      N/A  $ 68,279 $ (81,636)$ 90,901     N/A        N/A     N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................  N/A      N/A      N/A    23,610    6,249    15,289     N/A        N/A     N/A      24      22     N/A
     Reinvested.............  N/A      N/A      N/A      927       576       406     N/A        N/A     N/A       -       -     N/A
     Redeemed...............  N/A      N/A      N/A   (20,066)  (12,223)  (9,570)    N/A        N/A     N/A    (24)    (22)     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  N/A      N/A      N/A     4,471   (5,398)    6,125     N/A        N/A     N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment      $ -
     income.................           $ -      $ -  $(22,880)$ (5,623) $ (5,580)    $ -        $ -     $ -     N/A     N/A     $ -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and           $ -      $ -      $ -  $(22,880)$ (5,623) $ (5,580)    $ -        $ -     $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment      N/A
     income.................          N/A       N/A  $(14,884)$ (8,753) $ (6,373)     N/A       N/A     N/A     $ -      $ -    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and           N/A      N/A      N/A  $(14,884)$ (8,753) $ (6,373)     N/A       N/A     N/A      $ -     $ -    N/A
Distributions...............
                           =========================================================================================================






------------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands                                                                              SAM Flexible Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 14,935           $ 29,739
Net realized gain (loss) from investment transactions and foreign currency transactions......             15,070              1,823
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              2,441             29,771
                              Net Increase (Decrease) in Net Assets Resulting from Operations             32,446             61,333

Dividends and Distributions to Shareholders
From net investment income...................................................................            (14,585)           (30,337)
From net realized gain on investments and foreign currency transactions......................             (2,757)            (2,618)
                                                            Total Dividends and Distributions            (17,342)           (32,955)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (61,846)          (150,601)
                                                      Total increase (decrease) in net assets            (46,742)          (122,223)

Net Assets
Beginning of period..........................................................................            867,314            989,537
End of period (including undistributed net investment income as set forth below).............          $ 820,572          $ 867,314
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,533            $ 2,179


cc
                           Advisors AdvisorsAdvisors
                           PreferredSelect  Signature Class A  Class B   Class C  Class J InstitutioPreferred  R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................  $ 10    $ 10     $ 10  $ 37,843  $ 7,979  $ 11,997    $ 18      $ 12     $ 10     N/A     N/A    $ 10
     Reinvested.............     -       -        -     7,766    4,905     2,365       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (62,083)(48,486)  (24,206)    (6)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 10    $ 10     $ 10  $ (16,474)$(35,602)$ (9,844)   $ 12      $ 12     $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................     1       1        1     3,245      685     1,038       2         1        1     N/A     N/A       1
     Reinvested.............     -       -        -       670      423       205       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (5,331)   (4,163)  (2,091)     (1)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     1       1        1    (1,416)   (3,055)    (848)      1         1        1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................   N/A     N/A      N/A  $ 111,970 $ 25,913 $ 43,206     N/A       N/A      N/A      44       5     N/A
     Reinvested.............   N/A     N/A      N/A    14,517    9,517     4,339     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A   (180,901)(113,039)  (66,123)   N/A       N/A      N/A    (44)      (5)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A  $ (54,414)$(77,609)$ (18,578)   N/A       N/A      N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................   N/A     N/A      N/A     9,890    2,295     3,848     N/A       N/A      N/A       4       -     N/A
     Reinvested.............   N/A     N/A      N/A     1,288      845       387     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A    (16,000)  (10,009  (5,883)    N/A       N/A      N/A      (4)      -     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A    (4,822)   (6,869)  (1,648)    N/A       N/A      N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $ -
     income.................           $ -     $ -   $ (7,671) $ (4,683)$ (2,231)    $ -       $ -      $ -     N/A     N/A     $ -
     From net realized           -
     gain on investments
     and foreign currency
     transactions...........             -       -     (1,285)  (1,004)     (468)      -         -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            $ -     $ -      $ -  $ (8,956) $ (5,687)$ (2,699)    $ -       $ -      $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment       N/A
     income.................          N/A       N/A  $ (15,695)$ (10,067$ (4,575)     N/A      N/A      N/A     $ -      $ -    N/A
     From net realized         N/A
     gain on investments
     and foreign currency
     transactions...........           N/A      N/A    (1,189)  (1,004)     (425)    N/A       N/A      N/A       -       -     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            N/A     N/A      N/A  $ (16,884)$ (11,071$ (5,000)     N/A      N/A      N/A      $ -     $ -    N/A
Distributions...............
                           =========================================================================================================






------------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands                                                                              SAM Strategic Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 27,265            $ 7,065
Net realized gain (loss) from investment transactions and foreign currency transactions......            142,922             38,805
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             24,634            228,199
                              Net Increase (Decrease) in Net Assets Resulting from Operations            194,821            274,069

Dividends and Distributions to Shareholders
From net investment income...................................................................            (19,484)           (10,281)
                                                            Total Dividends and Distributions            (19,484)           (10,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (62,035)            98,896
                                                      Total increase (decrease) in net assets            113,302            362,864

Net Assets
Beginning of period..........................................................................          2,338,540          1,975,856
End of period (including undistributed net investment income as set forth below).............        $ 2,451,842        $ 2,338,540
Undistributed (overdistributed) net investment income (operating loss).......................            $ 9,205            $ 1,424





                           Advisors AdvisorsAdvisors
                           PreferredSelect  SignatureClass A   Class B   Class C  Class J InstitutioPreferred  R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................  $ 10    $ 10     $ 10  $ 96,001 $ 24,635  $ 44,712   $ 592      $ 22     $ 10     N/A     N/A    $ 10
     Reinvested.............     -       -        -    12,022    3,320     2,830       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -   (120,597)  (69,762)  (55,847)   (13)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 10    $ 10     $ 10  $(12,574)$ (41,807)$ (8,305)  $ 579      $ 22     $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................     1       1        1    5,077     1,357     2,484      32         1        1     N/A     N/A       1
     Reinvested.............     -       -        -      647       188       159       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (6,408)  (3,883)   (3,116)     (1)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     1       1        1     (684)   (2,338)     (473)     31         1        1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................   N/A     N/A      N/A  $ 244,967$ 72,573  $ 150,851    N/A       N/A      N/A     333     117     N/A
     Reinvested.............   N/A     N/A      N/A    4,861     3,047     1,893     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A  (183,814) (112,717)  (82,765)   N/A       N/A      N/A    (333)   (117)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A  $ 66,014 $ (37,097)$ 69,979     N/A       N/A      N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................   N/A     N/A      N/A    14,356    4,465     9,270     N/A       N/A      N/A      21       7     N/A
     Reinvested.............   N/A     N/A      N/A      291       191       119     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A   (10,747)  (6,931)   (5,068)    N/A       N/A      N/A    (21)     (7)     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A     3,900   (2,275)    4,321     N/A       N/A      N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $ -
     income.................           $ -      $ -  $(12,863)$ (3,534) $ (3,087)    $ -       $ -      $ -     N/A     N/A     $ -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            $ -     $ -      $ -  $(12,863)$ (3,534) $ (3,087)    $ -       $ -      $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment       N/A
     income.................          N/A       N/A  $ (5,113)$ (3,135) $ (2,033)     N/A      N/A      N/A     $ -      $ -    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            N/A     N/A      N/A  $ (5,113)$ (3,135) $ (2,033)     N/A      N/A      N/A      $ -     $ -    N/A
Distributions...............
                           =========================================================================================================






-----------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands                                                                                        Short-Term
                                                                                                            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,365            $ 8,103
Net realized gain (loss) from investment transactions and foreign currency transactions......               (109)              (844)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................                873              1,126
                              Net Increase (Decrease) in Net Assets Resulting from Operations              6,129              8,385

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,947)            (9,060)
                                                            Total Dividends and Distributions             (5,947)            (9,060)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             27,784             30,334
                                                      Total increase (decrease) in net assets             27,966             29,659

Net Assets
Beginning of period..........................................................................            219,309            189,650
End of period (including undistributed net investment income as set forth below).............          $ 247,275          $ 219,309
Undistributed (overdistributed) net investment income (operating loss).......................             $ (555)            $ (394)



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................     $ 93        $ 8      $ 26    $ 8,193     $ 537  $ 11,033   $ 29,284   $ 9,183    $ 6,273
     Reinvested.............       53          2         2      2,205         3     1,320      2,080        92         35
     Redeemed...............      (67)        (8)       (1)   (12,009)      (11)   (6,033)    (6,689)   (11,852)   (5,968)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....     $ 79        $ 2      $ 27   $ (1,611)    $ 529   $ 6,320   $ 24,675  $ (2,577)     $ 340
                             ==============================================================================================
Shares:
     Sold...................        9          1         3        824        54     1,107      2,941       927        637
     Reinvested.............        6          -         -        222         -       133        210         9          3
     Redeemed...............       (7)        (1)        -     (1,207)       (1)     (606)      (672)   (1,195)      (606)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....        8          -         3       (161)       53       634      2,479      (259)        34
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................    $ 354       $ 15      $ 63   $ 22,634        N/A $ 17,051   $ 57,188   $ 1,963      $ 194
     Reinvested.............       90          3         2      4,391        N/A    2,026      1,866       286         37
     Redeemed...............     (169)       (72)       (3)   (55,097)       N/A   (10,800)   (9,127)   (2,441)      (120)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 275      $ (54)     $ 62  $ (28,072)       N/A  $ 8,277   $ 49,927    $ (192)     $ 111
                             ==============================================================================================
Shares:
     Sold...................       35          2         6      2,276        N/A    1,716      5,763       198         20
     Reinvested.............        9          -         -        443        N/A      204        188        29          4
     Redeemed...............      (17)        (7)        -     (5,541)       N/A   (1,087)      (920)     (246)       (12)
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       27         (5)        6     (2,822)       N/A      833      5,031       (19)        11
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (53)      $ (2)     $ (2)  $ (2,345)     $ (3) $ (1,330)  $ (2,084)    $ (93)     $ (35)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (53)      $ (2)     $ (2)  $ (2,345)     $ (3) $ (1,330)  $ (2,084)    $ (93)     $ (35)
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (90)      $ (3)     $ (2)  $ (4,727)       N/A $ (2,044)  $ (1,872)   $ (286)     $ (37)
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (90)      $ (3)     $ (2)  $ (4,727)       N/A $ (2,044)  $ (1,872)   $ (286)     $ (37)
Distributions...............
                             ==============================================================================================








Amounts in thousands                                                                                  Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,133            $ 9,587
Net realized gain (loss) from investment transactions and foreign currency transactions......               (356)                48
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,129                579
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,906             10,214

Dividends and Distributions to Shareholders
From net investment income...................................................................             (4,901)            (9,832)
                                                            Total Dividends and Distributions             (4,901)            (9,832)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (14,164)           (31,988)
                                                      Total increase (decrease) in net assets            (13,159)           (31,606)

Net Assets
Beginning of period..........................................................................            237,382            268,988
End of period (including undistributed net investment income as set forth below).............          $ 224,223          $ 237,382
Undistributed (overdistributed) net investment income (operating loss).......................              $ 320               $ 51



                                       Class B                         al
                              Class A     (a)      Class C  Institution
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 27,651    $ 3,928     $ 321    $ 2,433
     Reinvested.............      624         70        78      3,559
     Redeemed...............   (16,294)  (20,437)   (1,852)   (14,245)
                             ------------------------------------------
Net Increase (Decrease)..... $ 11,981  $ (16,439) $ (1,453)  $ (8,253)
                             ==========================================
Shares:
     Sold...................   13,092        338       317     14,533
     Reinvested.............       52          6         7        306
     Redeemed...............   (23,185)   (7,424)   (2,856)   (78,326)
                             ------------------------------------------
Net Increase (Decrease).....   (10,041)   (7,080)   (2,532)   (63,487)
                             ==========================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 16,297    $ 2,714   $ 1,249    $ 5,276
     Reinvested.............      958        447       211      7,755
     Redeemed...............   (21,544)  (10,380)   (7,968)   (27,003)
                             ------------------------------------------
Net Increase (Decrease)..... $ (4,289)  $ (7,219) $ (6,508) $ (13,972)
                             ==========================================
Shares:
     Sold...................    7,072      1,177       541      2,282
     Reinvested.............      416        194        91      3,360
     Redeemed...............   (9,331)    (4,498)   (3,446)   (11,710)
                             ------------------------------------------
Net Increase (Decrease).....   (1,843)    (3,127)   (2,814)    (6,068)
                             ==========================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................   $ (808)     $ (97)    $ (98)  $ (3,898)
                             ------------------------------------------
Total Dividends and            $ (808)     $ (97)    $ (98)  $ (3,898)
Distributions...............
                             ==========================================
Year Ended October 31, 2006
     From net investment
     income................. $ (1,242)    $ (577)   $ (258)  $ (7,755)
                             ------------------------------------------
Total Dividends and          $ (1,242)    $ (577)   $ (258)  $ (7,755)
Distributions...............
                             ==========================================




(a) Class B shares discontinued operations and converted to Class A shares on January 4, 2007.





                                                                                                             SmallCap
Amounts in thousands                                                                                        Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (400)            $ (447)
Net realized gain (loss) from investment transactions and foreign currency transactions......             14,797             29,324
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             17,003             13,013
                              Net Increase (Decrease) in Net Assets Resulting from Operations             31,400             41,890

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................            (27,355)           (16,850)
                                                            Total Dividends and Distributions            (27,355)           (16,850)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             18,764             33,367
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets             22,809             58,408

Net Assets
Beginning of period..........................................................................            334,049            275,641
End of period (including undistributed net investment income as set forth below).............          $ 356,858          $ 334,049
Undistributed (overdistributed) net investment income (operating loss).......................             $ (400)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................    $ 225      $ 127      $ 35    $ 8,523   $ 1,075     $ 820   $ 10,896       $ -    $ 1,302     $ 858
     Reinvested.............      162        204        15      8,779     1,955         -     12,264     3,161        608       119
     Redeemed...............     (533)      (206)       (6)   (10,068)   (3,795)        -    (11,291)        -     (6,167)     (298)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $ (146)     $ 125      $ 44    $ 7,234    $ (765)    $ 820   $ 11,869   $ 3,161   $ (4,257)    $ 679
                             =======================================================================================================
Shares:
     Sold...................       12          8         2        500        63        48        666         -         74        49
     Reinvested.............       10         12         1        528       119         -        767       188         36         7
     Redeemed...............      (31)       (12)        -       (592)     (225)        -       (690)        -       (363)      (17)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       (9)         8         3        436       (43)       48        743       188       (253)       39
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 2,190      $ 811     $ 231   $ 16,013   $ 2,607       N/A   $ 36,851   $ 3,299    $ 2,140   $ 2,390
     Reinvested.............       40        123         1      5,700     1,481       N/A      7,072     2,029        333         1
     Redeemed...............     (751)      (668)      (58)   (17,710)   (6,660)      N/A    (21,181)     (194)    (1,701)   (1,022)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,479      $ 266     $ 174    $ 4,003  $ (2,572)      N/A   $ 22,742   $ 5,134      $ 772   $ 1,369
                             =======================================================================================================
Shares:
     Sold...................      133         49        14        965       154       N/A      2,295       200        126       143
     Reinvested.............        3          8         -        354        93       N/A        456       126         20         -
     Redeemed...............      (46)       (42)       (4)    (1,069)     (406)      N/A     (1,327)      (11)      (101)      (61)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       90         15        10        250      (159)      N/A      1,424       315         45        82
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $ (162)    $ (204)    $ (16)  $ (8,840) $ (1,981)     $  -  $ (12,264) $ (3,161)    $ (608)   $ (119)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (162)    $ (204)    $ (16)  $ (8,840) $ (1,981)      $ -  $ (12,264) $ (3,161)    $ (608)   $ (119)
Distributions...............
                            ========================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........    $ (40)    $ (123)     $ (1)  $ (5,746) $ (1,503)      N/A   $ (7,073) $ (2,029)    $ (333)     $ (2)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and             $ (40)    $ (123)     $ (1)  $ (5,746) $ (1,503)      N/A   $ (7,073) $ (2,029)    $ (333)     $ (2)
Distributions...............
                             =======================================================================================================








                                                                                                             SmallCap
Amounts in thousands                                                                                       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................             $ (593)            $ (306)
Net realized gain (loss) from investment transactions and foreign currency transactions......             30,556              2,861
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             (2,048)             1,967
                              Net Increase (Decrease) in Net Assets Resulting from Operations             27,915              4,522

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................             (2,080)            (2,008)
                                                            Total Dividends and Distributions             (2,080)            (2,008)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            386,747             11,390
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            412,582             13,905

Net Assets
Beginning of period..........................................................................             45,221             31,316
End of period (including undistributed net investment income as set forth below).............          $ 457,803           $ 45,221
Undistributed (overdistributed) net investment income (operating loss).......................             $ (593)               $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 1,408      $ 243      $ 10    $ 4,177     $ 123     $ 255    $ 2,737   $ 5,902      $ 523      $ 36
     Issued in acquisitions.        -          -         -    105,315     7,832       924          -    284,360         -         -
     Reinvested.............        3         34         3          -         -         -      1,596       391         49         2
     Redeemed...............     (269)       (94)       (1)    (6,190)     (777)     (288)    (3,603)   (17,581)     (346)      (27)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 1,142      $ 183      $ 12  $ 103,302   $ 7,178     $ 891      $ 730  $ 273,072     $ 226      $ 11
                             =======================================================================================================
Shares:
     Sold...................      158         27         1        459        13        28        321       654         56         4
     Issued in acquisitions.        -          -         -     11,840       881       104          -    31,975          -         -
     Reinvested.............        -          4         -          -         -         -        190        44          5         -
     Redeemed...............      (29)       (11)        -       (683)      (86)      (33)      (425)   (1,959)       (37)       (3)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      129         20         1     11,616       808        99         86    30,714         24         1
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................     $ 81      $ 711      $ 65         N/A       N/A       N/A   $ 7,944   $ 8,822      $ 970      $ 65
     Reinvested.............        -          5         -         N/A       N/A       N/A     1,864       115         17         -
     Redeemed...............      (30)      (224)       (3)        N/A       N/A       N/A    (6,369)   (2,322)      (305)      (16)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     $ 51      $ 492      $ 62         N/A       N/A       N/A   $ 3,439   $ 6,615      $ 682      $ 49
                             =======================================================================================================
Shares:
     Sold...................        9         80         8         N/A       N/A       N/A       966     1,021        116         7
     Reinvested.............        -          1         -         N/A       N/A       N/A       235        14          2         -
     Redeemed...............       (3)       (26)       (1)        N/A       N/A       N/A      (781)     (277)       (35)       (2)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....        6         55         7         N/A       N/A       N/A       420       758         83         5
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $ (3)     $ (34)     $ (3)      $  -      $  -      $  -   $ (1,598)   $ (391)     $ (49)     $ (2)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (3)     $ (34)     $ (3)      $  -      $  -       $ -   $ (1,598)   $ (391)     $ (49)     $ (2)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $ (1)      $ (5)     $ (1)        N/A       N/A       N/A  $ (1,867)   $ (116)     $ (17)     $ (1)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and              $ (1)      $ (5)     $ (1)        N/A       N/A       N/A  $ (1,867)   $ (116)     $ (17)     $ (1)
Distributions...............
                             =======================================================================================================








                                                                                                             SmallCap
                                                                                                             S&P 600
Amounts in thousands                                                                                        Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 1,119            $ 1,926
Net realized gain (loss) from investment transactions and foreign currency transactions......             20,104             21,089
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              9,815             20,324
                              Net Increase (Decrease) in Net Assets Resulting from Operations             31,038             43,339

Dividends and Distributions to Shareholders
From net investment income...................................................................             (2,057)            (1,171)
From net realized gain on investments and foreign currency transactions......................            (22,227)            (6,069)
                                                            Total Dividends and Distributions            (24,284)            (7,240)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             37,382             95,787
                                                      Total increase (decrease) in net assets             44,136            131,886

Net Assets
Beginning of period..........................................................................            387,527            255,641
End of period (including undistributed net investment income as set forth below).............          $ 431,663          $ 387,527
Undistributed (overdistributed) net investment income (operating loss).......................              $ 706            $ 1,643



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class J  InstitutionPreferred   Select
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold...................  $ 8,123    $ 2,709     $ 942   $ 9,671   $ 34,371  $ 13,868    $ 4,582
     Reinvested.............    2,079      1,358       116     4,555     10,522     4,848        794
     Redeemed...............   (3,887)    (2,429)     (445)   (6,452)   (32,395)   (14,144)   (1,404)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,315    $ 1,638     $ 613   $ 7,774   $ 12,498   $ 4,572    $ 3,972
                             =========================================================================
Shares:
     Sold...................      440        147        53       541      1,862       745        246
     Reinvested.............      113         74         6       258        577       261         43
     Redeemed...............     (209)      (132)      (25)     (361)    (1,785)     (763)       (75)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      344         89        34       438        654       243        214
                             =========================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 16,362    $ 7,780   $ 2,003  $ 20,803   $ 76,522  $ 27,372    $ 6,691
     Reinvested.............      614        387         6     1,378      3,232     1,416        206
     Redeemed...............   (10,556)   (4,421)     (284)   (13,054)  (28,421)   (9,823)    (2,426)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,420    $ 3,746   $ 1,725   $ 9,127   $ 51,333  $ 18,965    $ 4,471
                             =========================================================================
Shares:
     Sold...................      906        434       114     1,208      4,323     1,492        369
     Reinvested.............       36         23         -        83        190        82         12
     Redeemed...............     (579)      (249)      (16)     (760)    (1,624)     (550)      (134)
                             -------------------------------------------------------------------------
Net Increase (Decrease).....      363        208        98       531      2,889     1,024        247
                             =========================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (86)     $ (13)     $  -     $ (66)  $ (1,392)   $ (442)     $ (58)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (1,993)    (1,346)    (116)    (4,491)    (9,139)   (4,406)      (736)
                             -------------------------------------------------------------------------
Total Dividends and          $ (2,079)  $ (1,359)   $ (116) $ (4,557) $ (10,531) $ (4,848)    $ (794)
Distributions...............
                             =========================================================================
Year Ended October 31, 2006
     From net investment
     income.................    $ (45)       $ -       $ -       $ -     $ (840)   $ (256)     $ (30)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (569)      (387)       (7)   (1,379)    (2,391)   (1,160)      (176)
                             -------------------------------------------------------------------------
Total Dividends and            $ (614)    $ (387)     $ (7) $ (1,379)  $ (3,231) $ (1,416)    $ (206)
Distributions...............
                             =========================================================================








                                                                                                             SmallCap
Amounts in thousands                                                                                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 1,256              $ 706
Net realized gain (loss) from investment transactions and foreign currency transactions......             28,035             10,992
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            (19,293)            15,110
                              Net Increase (Decrease) in Net Assets Resulting from Operations              9,998             26,808

Dividends and Distributions to Shareholders
From net investment income...................................................................             (1,000)              (332)
From net realized gain on investments and foreign currency transactions......................            (10,978)            (9,039)
                                                            Total Dividends and Distributions            (11,978)            (9,371)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            345,521             89,966
Redemption fees - Class J....................................................................                  -                  3
                                                      Total increase (decrease) in net assets            343,541            107,406

Net Assets
Beginning of period..........................................................................            223,086            115,680
End of period (including undistributed net investment income as set forth below).............          $ 566,627          $ 223,086
Undistributed (overdistributed) net investment income (operating loss).......................              $ 799              $ 543



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class B   Class C   Class J   InstitutioPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 5,902    $ 1,541     $ 618    $ 7,691     $ 702   $ 1,125   $ 12,382  $ 47,481   $ 12,657   $ 3,537
     Issued in acquisitions.        -          -         -      9,544     2,995     2,592          -    294,007         -         -
     Reinvested.............      479        325        50        420        79         -      3,273     5,944      1,058       321
     Redeemed...............   (2,067)    (1,782)     (162)    (2,477)     (515)     (404)    (8,096)   (50,278)   (2,777)     (644)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 4,314       $ 84     $ 506   $ 15,178   $ 3,261   $ 3,313    $ 7,559  $ 297,154  $ 10,938   $ 3,214
                             =======================================================================================================
Shares:
     Sold...................      310         81        33        403        37        59        668     2,498        660       184
     Issued in acquisitions.        -          -         -        501       158       136          -    15,450          -         -
     Reinvested.............       25         17         3         22         4         -        177       311         55        17
     Redeemed...............     (108)       (94)       (9)      (130)      (27)      (21)      (438)   (2,656)      (144)      (34)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      227          4        27        796       172       174        407    15,603        571       167
                             =======================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 4,828    $ 3,944   $ 1,065    $ 7,777   $ 1,334       N/A   $ 21,391  $ 48,303    $ 7,664   $ 3,934
     Reinvested.............      453        272        23        138        40       N/A      3,617     3,948        821        35
     Redeemed...............   (2,697)    (1,336)     (108)      (949)     (301)      N/A     (9,972)   (1,496)    (2,324)     (438)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 2,584    $ 2,880     $ 980    $ 6,966   $ 1,073       N/A   $ 15,036  $ 50,755    $ 6,161   $ 3,531
                             =======================================================================================================
Shares:
     Sold...................      267        219        60        431        74       N/A      1,217     2,659        412       217
     Reinvested.............       26         16         1          8         2       N/A        217       229         47         2
     Redeemed...............     (150)       (75)       (6)       (53)      (17)      N/A       (570)      (82)      (128)      (24)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      143        160        55        386        59       N/A        864     2,806        331       195
                             =======================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................    $ (15)      $  -      $  -       $  -      $  -       $ -       $  -    $ (864)     $ (99)    $ (22)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (464)     (325)      (50)      (434)      (79)         -    (3,277)    (5,081)      (969)     (299)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (479)    $ (325)    $ (50)    $ (434)    $ (79)     $  -   $ (3,277) $ (5,945)  $ (1,068)   $ (321)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................      $ -        $ -       $ -        $ -       $ -       N/A        $ -    $ (298)     $ (33)     $ (1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (453)      (272)      (24)      (145)      (42)      N/A     (3,621)   (3,650)      (789)      (43)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $ (453)    $ (272)    $ (24)    $ (145)    $ (42)      N/A   $ (3,621) $ (3,948)    $ (822)    $ (44)
Distributions...............
                             =======================================================================================================








                                                                                                           Ultra Short
Amounts in thousands                                                                                        Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 5,989           $ 10,047
Net realized gain (loss) from investment transactions and foreign currency transactions......                (90)               (17)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................               (472)               280
                              Net Increase (Decrease) in Net Assets Resulting from Operations              5,427             10,310

Dividends and Distributions to Shareholders
From net investment income...................................................................             (5,934)            (9,936)
From net realized gain on investments and foreign currency transactions......................                (44)                 -
                                                            Total Dividends and Distributions             (5,978)            (9,936)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (83,823)           214,456
                                                      Total increase (decrease) in net assets            (84,374)           214,830

Net Assets
Beginning of period..........................................................................            290,037             75,207
End of period (including undistributed net investment income as set forth below).............          $ 205,663          $ 290,037
Undistributed (overdistributed) net investment income (operating loss).......................               $ 23                $ -



                             Advisors  Advisors   Advisors
                             Preferred   Select   Signature  Class A    Class C   Class J  InstitutionPreferred   Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 1,666    $ 1,118       $ -   $ 24,091   $ 1,686   $ 2,653   $ 12,892   $ 1,281        $ -
     Reinvested.............       68        220         -        562         8       870      3,882       281          -
     Redeemed...............   (1,411)    (1,460)        -    (17,864)      (36)   (3,799)   (83,635)   (26,896)        -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 323     $ (122)      $ -    $ 6,789   $ 1,658    $ (276) $ (66,861) $ (25,334)      $ -
                             ==============================================================================================
Shares:
     Sold...................      166        112         -      2,396       168       265      1,284       127          -
     Reinvested.............        7         22         -         56         1        87        386        28          -
     Redeemed...............     (141)      (146)        -     (1,778)       (4)     (380)    (8,310)   (2,692)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....       32        (12)        -        674       165       (28)    (6,640)   (2,537)         -
                             ==============================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 3,247    $ 3,308       $ -   $ 25,965       N/A   $ 5,336  $ 213,954  $ 29,433        $ -
     Reinvested.............      507        394         -        271       N/A     1,503      6,440       769          1
     Redeemed...............   (27,434)   (3,294)        -     (5,818)      N/A    (7,325)   (28,110)   (4,691)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ (23,680)    $ 408       $ -   $ 20,418       N/A    $ (486) $ 192,284  $ 25,511        $ 1
                             ==============================================================================================
Shares:
     Sold...................      325        331         -      2,581       N/A       534     21,287     2,949          -
     Reinvested.............       51         40         -         27       N/A       151        640        77          -
     Redeemed...............   (2,749)      (330)        -       (578)      N/A      (734)    (2,794)     (470)         -
                             ----------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (2,373)        41         -      2,030       N/A       (49)    19,133     2,556          -
                             ==============================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income.................  $  (68)     $ (219)     $  -     $ (637)   $  (8)    $ (871)  $ (3,855)   $ (276)      $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........        -         (2)        -         (4)        -        (6)       (27)       (5)         -
                             ----------------------------------------------------------------------------------------------
Total Dividends and             $ (68)    $ (221)      $ -     $ (641)     $ (8)   $ (877)  $ (3,882)   $ (281)       $ -
Distributions...............
                             ==============================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (508)    $ (394)      $ -     $ (307)      N/A  $ (1,517)  $ (6,440)   $ (769)     $ (1)
                             ----------------------------------------------------------------------------------------------
Total Dividends and            $ (508)    $ (394)      $ -     $ (307)      N/A  $ (1,517)  $ (6,440)   $ (769)     $ (1)
Distributions...............
                             ==============================================================================================










Amounts in thousands                                                                                  West Coast Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 7,260            $ 8,642
Net realized gain (loss) from investment transactions and foreign currency transactions......             63,570             43,714
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             60,437            164,163
                              Net Increase (Decrease) in Net Assets Resulting from Operations            131,267            216,519

Dividends and Distributions to Shareholders
From net investment income...................................................................             (9,570)            (6,859)
From net realized gain on investments and foreign currency transactions......................            (44,214)           (38,884)
                                                            Total Dividends and Distributions            (53,784)           (45,743)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (163,146)           203,777
                                                      Total increase (decrease) in net assets            (85,663)           374,553

Net Assets
Beginning of period..........................................................................          1,912,727          1,538,174
End of period (including undistributed net investment income as set forth below).............        $ 1,827,064        $ 1,912,727
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,656            $ 4,966



                              Class A   Class B    Class C  Institutional R1
Capital Share Transactions:
                          Period Ended April 30, 2007
                                    Dollars:
     Sold................... $ 51,310    $ 9,819   $ 2,986    $ 1,304       N/A
     Reinvested.............   22,332      4,160       491     24,623       N/A
     Redeemed...............   (77,444)  (18,857)   (4,559)   (179,311)     N/A
                             ----------------------------------------------------
Net Increase (Decrease)..... $ (3,802)  $ (4,878) $ (1,082) $ (153,384)     N/A
                             ====================================================
Shares:
     Sold...................    1,164        252        76         29       N/A
     Reinvested.............      509        107        13        556       N/A
     Redeemed...............   (1,760)      (483)     (116)    (4,077)      N/A
                             ----------------------------------------------------
Net Increase (Decrease).....      (87)      (124)      (27)    (3,492)      N/A
                             ====================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 154,435  $ 33,517   $ 8,989  $ 132,311      $ 15
     Reinvested.............   19,817      4,311       383     19,847         -
     Redeemed...............   (108,495  (36,955)   (3,440)   (20,943)      (15)
                             ----------------------------------------------------
Net Increase (Decrease)..... $ 65,757      $ 873   $ 5,932  $ 131,215       $ -
                             ====================================================
Shares:
     Sold...................    3,733        910       243      3,207         -
     Reinvested.............      486        119        10        483         -
     Redeemed...............   (2,631)    (1,007)      (94)      (504)        -
                             ----------------------------------------------------
Net Increase (Decrease).....    1,588         22       159      3,186         -
                             ====================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (3,642)       $ -       $ -   $ (5,928)      N/A
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (20,195)    (4,772)     (552)   (18,695)      N/A
                             ----------------------------------------------------
Total Dividends and          $ (23,837) $ (4,772)   $ (552) $ (24,623)      N/A
Distributions...............
                             ====================================================
Year Ended October 31, 2006
     From net investment
     income................. $ (2,474)       $ -       $ -   $ (4,385)     $  -
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (18,343)    (4,670)     (403)  (15,468)         -
                             ----------------------------------------------------
                             ----------------------------------------------------
Total Dividends and          $ (20,817) $ (4,670)   $ (403) $ (19,853)     $  -
Distributions...............
                             ====================================================


                          NOTES TO FINANCIAL STATEMENTS
------------------        PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

143


1.   Organization

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2007, the Fund consists of 67 separate funds. The financial statements for Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund I, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Stock Fund, MidCap Value Fund, Money Market Fund, Mortgage Securities Fund, Partners Global Equity Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, Ultra Short Bond Fund, and West Coast Equity Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select. Information in these financial statements pertains to Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares. Certain detailed financial information for Class A, Class B, and Class C shares is provided separately.

Effective March 15, 2006, the initial purchase of $250,000 of Class A shares of Ultra Short Bond Fund was made by Principal Life Insurance Company.

Effective March 15, 2006, the initial purchases of $32,744 and $10,000 of Class B shares of Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund, respectively, were made by Principal Life Insurance Company.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the "Transaction"). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.

Effective January 10, 2007, the initial purchases of $10,000 of Class A and Class B shares of SmallCap Growth Fund were made by Principal Life Insurance Company.

Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund, and Ultra Short Bond Fund (the "Principal Funds") were made by Principal Life Insurance Company.

Effective January 12, 2007, Disciplined LargeCap Blend Fund, LargeCap Growth Fund, High Yield Fund II, Income Fund, Diversified International Fund, MidCap Stock Fund, Money Market Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Value Fund, Mortgage Securities Fund, and West Coast Equity Fund (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Strategic Asset Management Portfolios, LLC, WM Trust I, and WM Trust II (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated realized losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:


                                         Conversion Ratio                 Accumulated   Unrealized  Net Assets  Net Assets Net
                                                             Accumulated                                                   Assets
                                                                 Net                                                          of
                                                              Investment                                                   Acquiring
                                                               Income/      Realized                    of          of       Fund
                                               Class            (Loss)       Gains/    Appreciation )Acquired   Acquiring  following
     Acquired           Acquiring                              (000s)      Losses    (Depreciation   Fund        Fund    acquisition
      Fund                Fund          A     B  C         I                 (000s)       (000s)      (000s)      (000s)    (000s)
       ----                ----                  -         -                 ------       ------      ------      ------    ------

WM Balanced         SAM Balanced
Portfolio*          Portfolio           1.00  1.00 1.00  N/A   $19,523      $165,685     $690,642   $4,754,130      $--    $4,754,13

WM Conservative     SAM Conservative
Balanced Portfolio* Balanced Portfolio  1.00  1.00 1.00  N/A      2,123      15,101       63,214      649,021       --      649,021

WM Conservative     SAM Conservative
Growth Portfolio*   Growth Portfolio    1.00  1.00 1.00  N/A     18,484     185,608      691,794     3,925,790      --     3,925,790

WM Flexible Income  SAM Flexible
Portfolio*          Income Portfolio    1.00  1.00 1.00  N/A      1,409      4,806        68,863      844,683       --      844,683

WM Growth & Income  Disciplined
Fund                LargeCap Blend
                    Fund                1.59  1.54 1.51  1.59        --        (7,765)     519,637     2,351,132 1,074,834 3,425,966

WM Growth Fund      LargeCap Growth
                    Fund                2.17  1.95 1.94  2.27      --     (182,164)      287,667     2,468,659  1,012,961 3,481,620

WM High Yield Fund*
                    High Yield Fund II  1.00  1.00 1.00  1.00      951        (1,915)      71,874     1,279,416          - 1,279,416

WM Income Fund*     Income Fund         1.00  1.00 1.00  1.00    1,569       (18,709)      (2,667)      949,537          --  949,537

                    Diversified
WM International    International
Growth Fund         Growth Fund         0.81  0.77 0.75  0.82   (5,500)         (461)     171,434     1,252,475    866,788 2,119,263

WM Mid Cap Stock                                                                                                           $
Fund*               MidCap Stock Fund   1.00  1.00 1.00  1.00   $(101)       $4,548      $330,139      $187,654     $    --  187,654

WM Money
Market Fund         Money Market Fund   1.00  1.00 1.00  1.00        --         (4)            --    1,324,270    742,321 2,066,591

                    Real Estate
WM REIT Fund        Securities Fund     0.67  0.66 0.66  0.67        --              --     153,242     501,306  1,435,213 1,936,519

WM Short Term       Short-Term
Income Fund*        Income Fund         0.20  N/A  0.20  0.20      207       (4,298)       (2,812)      235,427          --  235,427

WM Small Cap        SmallCap
Growth Fund         Growth Fund         1.74  1.50 1.52  1.81        --      (30,623)       43,997       398,431     48,409  446,840

WM Small Cap        SmallCap
Value Fund          Value Fund          0.57  0.57 0.57  0.57        --         4,429       19,964     309,138    262,371  571,509

WM Strategic        SAM Strategic
Growth Portfolio*   Growth Portfolio    1.00  1.00 1.00  N/A     12,204     116,619      424,530     2,419,549      --    2,419,549

WM                  Mortgage
placecountry-regionUSecurities Fund
Government
Securities Fund*                        1.00  1.00 1.00  1.00      385      (31,715)       30,845   1,690,434          -- 1,690,434

WM West Coast       West Coast
Equity Fund*        Equity Fund         1.00  1.00 1.00  1.00     (42)       33,232      647,760    1,974,211          -- 1,974,211

*Designates the survivor for accounting and performance reporting purposes (the
"Reorganized Funds").

1. Organization (Continued)

Effective January 12, 2007, Equity Income Fund I acquired all the assets and assumed all the of WM Equity Income Fund and Equity Income Fund (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Fund I at an approximate exchange rate of 1.00 for WM Equity Income Fund Class A, Class B, Class C, and Institutional Class shares, and .60 for Equity Income Fund Class A and Class B shares. The aggregate net assets of WM Equity Income Fund, Equity Income Fund, and Equity Income Fund I immediately prior to the acquisition were approximately $3,979,523,000 (including approximately $2,539,000 of accumulated net investment income, $49,241,000 of accumulated realized gains, and $755,745,000 of unrealized appreciation), $124,300,000 (including approximately $54,000 of accumulated net investment income, $37,000 of accumulated realized losses, and $7,424,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Fund I immediately following the acquisition were $4,103,823,000. WM Equity Income Fund is the survivor for accounting and performance reporting purposes (a "Reorganized Fund").

Effective January 12, 2007, Partners LargeCap Growth Fund II acquired all the assets and assumed all the liabilities of Principal LargeCap Growth Fund pursuant to a plan of acquisition approved by the shareholders of Partners LargeCap Growth Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from Partners LargeCap Growth Fund for shares of Partners LargeCap Growth Fund II at an approximate exchange rate of 1.42 for Advisors Preferred, 1.42 for Advisors Select, 1.40 for Advisors Signature, 1.45 for Class J, 1.40 for Institutional, 1.41 for Preferred, and 1.41 for Select shares. The aggregate net assets of Partners LargeCap Growth Fund and Partners LargeCap Growth Fund II immediately prior to the acquisition were approximately $132,168,000 (including approximately $42,000 of accumulated net investment operating loss and $10,810,000 of unrealized appreciation) and $748,188,000, respectively. The aggregate net assets of Partners LargeCap Growth Fund II immediately following the acquisition were $880,356,000.

Effective January 12, 2007, the initial purchases of $10,000 of Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the "SAM Portfolios"), respectively, were made by Principal Life Insurance Company.

Effective October 1, 2006, (i) the rule 12b-1 plan applicable to Class R-1 and Class R-2 shares of each of the Acquired Funds was amended to reduce the amounts payable for distribution thereunder to the annual rate of 0.25% of the net assets attributable to such shares, (ii) the plan recordkeeping/administrative services agreement applicable to such shares was replaced with a transfer agency agreement identical to the transfer agency agreement applicable to Class A shares, (iii) the number of Class R-1 and Class R-2 shares was increased or decreased proportionately so that the net asset value of each Class R-1 and Class R-2 shares was equal to the net asset value of each Class A share of the Acquired Funds, and (iv) since the economic attributes of Class R-1 and Class R-2 shares would thereafter be identical to those of Class A shares of such Fund, they were re-designated as Class A shares of the Acquired Funds.

Effective January 4, 2007, Class B shares of WM Short Term Income Fund discontinued operations and converted to Class A shares of WM Short Term Income Fund.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with placecountry-regionU.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") along with the SAM Portfolios invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are ordinarily not reflected in the Funds' net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national placecountry-regionU.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds' holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to High Yield Fund II, Income Fund, Mortgage Securities Fund, Short-Term Income Fund and Ultra Short Bond Fund, all net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from placecountry-regionU.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in placecountry-regionIndia, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2007, Diversified International Fund had a foreign tax refund receivable of $45,000, and an approximate capital loss carryforward of $40,000 that expires in 2015, and International Emerging Markets Fund had a foreign tax refund receivable of $170,00, a deferred tax liability of $154,000, and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3.   Operating Policies

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds' ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds' ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by placecountry-regionU.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2007, Partners SmallCap Value Fund, and Partners SmallCap Value Fund II had outstanding borrowing of $55,000 and $754,000, respectively, at an annual rate of 5.76%. No other Funds had outstanding borrowings under the line of credit.

Options Contracts. The Funds (with the exception of Money Market Fund) may enter into options on futures contracts for both hedging and non-hedging purposes. During the period the options contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.
Details of options contracts open at period end are included in the Funds' schedules of investments.

Bond & Mortgage Securities Fund                                                       Number of Contracts     Amount in thousands
-------------------------------                                                       -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                              2,834                   $542
Options expired                                                                             (1,797)                  (556)
Options closed                                                                               (1,037                  (74)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Government & High Quality Bond Fund                                                   Number of Contracts     Amount in thousands
-----------------------------------                                                   -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                              1,590                   $240
Options expired                                                                                --                       --
Options closed                                                                              (1,590)                  (307)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

High Quality Intermediate Term-Bond Fund                                              Number of Contracts     Amount in thousands
----------------------------------------                                              -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                               198                     $37
Options expired                                                                               (82)                    (5)
Options closed                                                                               (116)                   (38)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Inflation Protection Fund                                                             Number of Contracts     Amount in thousands
-------------------------                                                             -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                                46                     $15
Options expired                                                                                --                       --
Options closed                                                                                (46)                   (16)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Short Term Bond Fund                                                                  Number of Contracts     Amount in thousands
--------------------                                                                  -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                                70                     $23
Options expired                                                                                --                       --
Options closed                                                                                (70)                   (24)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --





3. Operating Policies (Continued)

SmallCap Value Fund                                                                   Number of Contracts     Amount in thousands
-------------------                                                                   -------------------     -------------------
Acquired in acquisition                                                                      32,750                         $    --
Options written                                                                                --                       --
Options expired                                                                             (32,750)                (4,595)
Options closed                                                                                 --                       --
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Ultra Short Bond Fund                                                                 Number of Contracts     Amount in thousands
---------------------                                                                 -------------------     -------------------
Beginning of period                                                                            --                       --
Options written                                                                                88                     $28
Options expired                                                                                --                       --
Options closed                                                                                (88)                   (30)
Options exercised                                                                              --                       --
Balance at end of period                                                                       --                       --

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by country-regionU.S. government or placecountry-regionU.S. government agency securities. It is the Funds' policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral (in the form of country-regionU.S. government securities, placecountry-regionU.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2007, the Funds had securities on loan as follows (in thousands):

                                              Market   Collateral                                         Market   Collateral
                                                           Value                                           Value
                                           Value                                                                    Value
Bond & Mortgage Securities Fund             $464,036     $506,158Partners LargeCap Growth Fund II        $90,791      $94,576
Disciplined LargeCap Blend Fund              390,499      406,395Partners LargeCap Value Fund            278,762      290,784
Diversified International Fund               304,331      320,059Partners LargeCap Value Fund I          100,615      104,829
Equity Income Fund I                         618,840      644,191Partners LargeCap Value Fund II          17,649       18,353
Government & High Quality Bond Fund           88,327       89,336Partners MidCap Growth Fund             157,338      164,512
High Quality Intermediate Term Bond           37,464       38,747Partners MidCap Growth Fund I            73,752       76,331
Fund
High Yield Fund                                9,008        9,271Partners MidCap Growth Fund II          150,224      157,688
High Yield Fund II                           246,881      253,912Partners MidCap Value Fund              148,063      153,863
Income Fund                                  127,620      130,033Partners MidCap Value Fund I            122,240      128,270
Inflation Protection Fund                    131,894      134,375Partners SmallCap Blend Fund             57,991       60,569
International Emerging Markets Fund           47,470       49,509Partners SmallCap Growth Fund I          36,656       38,094
International Growth Fund                    260,309      274,562Partners SmallCap Growth Fund II        194,837      204,284
LargeCap Growth Fund                         470,993      493,706Partners SmallCap Growth Fund III        11,712       12,453
LargeCap S&P 500 Index Fund                  116,758      121,697Partners SmallCap Value Fund             69,392       72,480
LargeCap Value Fund                           76,269       79,407Partners SmallCap Value Fund I          159,248      166,864
MidCap Blend Fund                            250,148      259,374Partners SmallCap Value Fund II         131,473      138,661
MidCap Growth Fund                             7,789        8,174Preferred Securities Fund                63,261       64,876
MidCap S&P 400 Index Fund                     49,427       51,528Real Estate Securities Fund             259,508      270,491
MidCap Stock Fund                            171,148      178,029Short-Term Bond Fund                     31,060       32,851
MidCap Value Fund                             41,707       43,443Short-Term Income Fund                   23,846       24,324
Mortgage Securities Fund                      32,456       32,999SmallCap Blend Fund                     100,308      105,154
Partners Global Equity Fund                    5,001        5,209SmallCap Growth Fund                    125,435      131,479
Partners International Fund                  278,096      295,387SmallCap S&P 600 Index Fund             121,649      127,502
Partners LargeCap Blend Fund                 138,381      144,010SmallCap Value Fund                     146,771      153,557
Partners LargeCap Blend Fund I                90,094       94,110Ultra Short Bond Fund                     3,362        3,307
Partners LargeCap Growth Fund I              255,846      267,201West Coast Equity Fund                  351,032      366,519
3. Operating Policies (Continued)


Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

Swaptions. The Funds (with the exception of Money Market Fund) may enter into options on swap agreements ("swaptions"). During the period the swaptions are open, daily changes in the value of the swaption are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract. Details of swaptions open at period end are included in the Funds' schedules of investments.

4.   Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds' average daily net assets. The annual rate paid by Principal LifeTime Funds is 0.1225%, computed at an annual percentage rate of each of the Principal LifeTime funds' average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets ("aggregate net assets") of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets, and 0.25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds is as follows:

                                   Net Assets of Funds (in millions)                                Net Assets of Funds (in
                                                                                                    millions)
                                   First  Next   Next     Over $1.5                                 First Next   Next   Over $1.5
                                   $500   $500   $500      billion                                  $500  $500   $500    billion
                                   ----   ----   ----      -------                                  ----  ----   ----    -------
Disciplined LargeCap Blend Fund      .60%   .58%   .56%      .55%   Partners MidCap Growth Fund     1.00%   .98%   .96%     .95%
Government & High Quality
   Bond Fund                         .40    .38    .36       .35    Partners MidCap Growth Fund I   1.00    .98    .96      .95
High Quality Intermediate-Term
  Bond Fund                          .40    .38    .36       .35    Partners MidCap Growth Fund II  1.00    .98    .96      .95
High Yield Fund                      .65    .63    .61       .60    Partners MidCap Value Fund      1.00    .98    .96      .95
Inflation Protection Fund            .40    .38    .36       .35    Partners MidCap Value Fund I    1.00    .98    .96      .95
International Emerging Markets Fund1.20   1.18   1.16      1.15     Partners SmallCap Blend Fund    1.00    .98    .96      .95
International Growth Fund          1.00     .98    .96       .95    Partners SmallCap Growth Fund I 1.10  1.08   1.06     1.05
LargeCap S&P 500 Index Fund          .15    .15    .15       .15    Partners SmallCap Growth Fund II1.00    .98    .96      .95
LargeCap Value Fund                  .45    .43    .41       .40    Partners SmallCap Growth Fund   1.10  1.08   1.06     1.05
                                                                    III
MidCap Blend Fund                    .65    .63    .61       .60    Partners SmallCap Value Fund    1.00    .98    .96      .95
MidCap Growth Fund                   .65    .63    .61       .60    Partners SmallCap Value Fund I  1.00    .98    .96      .95
MidCap S&P 400 Index Fund            .15    .15    .15       .15    Partners SmallCap Value Fund II 1.00    .98    .96      .95
MidCap Value Fund                    .65    .63    .61       .60    Preferred Securities Fund         .75   .73    .71      .70
Partners Global Equity Fund          .95    .93    .91       .90    Real Estate Securities Fund       .85   .83    .81      .80
Partners International Fund        1.10   1.08   1.06      1.05     Short-Term Bond Fund              .40   .38    .36      .35
Partners LargeCap Blend Fund         .75    .73    .71       .70    SmallCap Blend Fund               .75   .73    .71      .70
Partners LargeCap Blend Fund I       .45    .43    .41       .40    SmallCap Growth Fund              .75   .73    .71      .70
Partners LargeCap Growth Fund I      .75    .73    .71       .70    SmallCap S&P 600 Index Fund       .15   .15    .15      .15
Partners LargeCap Growth Fund II   1.00     .98    .96       .95    SmallCap Value Fund               .75   .73    .71      .70
Partners LargeCap Value Fund I       .80    .78    .76       .75    Ultra Short Bond Fund             .40   .39    .38      .37
Partners LargeCap Value Fund II      .85    .83    .81       .80


                                    Net Assets of Funds                                       Net Assets of Funds (in
                                                                                                      millions)
                           First      Next       Next        Over $3                                First          Over
                          $1  billion $1 billion $1 billion  billion                                 $250          $250
                          ---      ---------- ----------  -------                                 ----          ----

MidCap Stock Fund                        .70%       .65%   .60%    High Yield Fund  II            .625%          .50%
                              .75%

                                      Net Assets of Funds (in                             Net Assets of Funds (in millions)
                                             millions)
                                    First     Next       Over                                First    Next        Over $1
                                     $200      $300      $500                                 $500      $500      billion
                                     ----      ----      ----                             -   ----      ----      -------
Short-Term Income Fund               .50%     .45%       .40%         West Coast Equity      .625%      .50%       .375%
                                                                           Fund

                                    Net Assets of Funds                                       Net Assets of Funds (in
                                                                                                     millions)
                          First $2             Over $2                                      First   Next $250     Over
                                                                                                         ----
                           billion             billion                                       $250                 $500
                           -------             -------                                    -  ----                 ----
Income Fund                   .50%                .45%            Equity Income Fund I      .60%      .55%        .50%
Mortgage Securities Fund     .50                 .45

                                      Net Assets of Funds (in millions)
                                  First    Next   Next $1  Next $1  Over $3
                                   $500    $500   billion  billion  billion
LargeCap Growth Fund                 .68%   .65%    .62%     .58%     .55%


                                           Net Assets of Funds (in millions)
                                  First    Next     Next     Next   Next $1   Over $3
                                   $500    $500     $500     $500   billion   billion
                                   ----    ----     ----     ----   -------   -------
Bond & Mortgage Securities Fund    .55%    .53%    .51%     .50%     .48%      .45%
Diversified International Fund     .90      .88     .86      .85      .83       .80
Money Market Fund                  .40      .39     .38      .37      .36       .35
Partners LargeCap Value Fund       .80      .78     .76      .75      .73       .70






4. Management Agreement and Transactions with Affiliates (Continued) On January
1, 2007, the investment advisory and management fees for certain of the Funds were revised. From November 1, 2006 through December 31, 2006, the annual rates used in the calculations were:

                                  Net Assets of Funds (in
                                          millions)
                               First  Next    Next   Over $1.5
                               $500   $500    $500    billion
                               ----   ----    ----    -------
Bond & Mortgage Securities     .55%     .53%    .51%     .50%
Fund
Diversified International Fund          .88     .86        .85
                               .90
Money Market Fund                       .39     .38        .37
                               .40
Partners LargeCap Value Fund            .78     .76        .75
                               .80

On January 16, 2007, the investment advisory and management fee for LargeCap Growth Fund was revised. From November 1, 2006 through January 15, 2007, the annual rates used in the calculation were .55% of the first $500 million, .53% of the next $500 million, .51% of the next $500 million, and $.50% over $1.5 billion.

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service class are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Prior to the Transaction, Class A, Class B, and Class J shares of the Principal Funds reimbursed the Manager for transfer and administrative services. Prior to the Transaction, Class A, Class, B, and Class C shares of the Reorganized Funds paid a fee to WM Shareholder Services, Inc. for transfer agent services. On January 1, 2007, Class A, Class B, Class C, and Class J shares of the Funds began reimbursing Principal Shareholder Services, Inc. (the "Transfer Agent") (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

                                                                                        Class J       Institutional
                                    Class A           Class B          Class C        Period from      Period from
                                  Period from       Period from      Period from      November 1,   November 1, 2006
                                November 1, 2006  ovember 1, 2006  January 16, 2007       2006           through
                                    through      N    through          through          through      April 30, 2007
                                                                                                     --------------
                                 April 30, 2007   April 30, 2007    April 30, 2007   April 30, 2007                     Expiration
                                 --------------   --------------    --------------   --------------                     ----------
Bond & Mortgage Securities Fund        0.94%           1.60%               1.75%**        N/A              N/A     June 30, 2009
Disciplined LargeCap Blend Fund       0.88*            1.91*             1.82             N/A              N/A     February 28, 2008
Diversified International Fund        1.29*            2.30*             2.08              1.59%*          0.90*   February 28, 2008
Equity Income Fund I                  0.87*            1.73*             1.65             N/A              N/A     February 28, 2008
Government & High Quality
  Bond Fund                           N/A               N/A              1.65             N/A              N/A     February 28, 2008
High Quality Intermediate Term
  Bond Fund                           N/A               N/A              N/A              1.35             N/A     February 28, 2008
High Yield Fund II                    0.90*            1.66*             1.65             N/A              N/A     February 28, 2008
Income Fund                           0.90*            1.64*             1.65             N/A              N/A     February 28, 2008
Inflation Protection Fund             0.90              N/A              1.65             1.15             N/A     February 28, 2008
International Emerging Markets        N/A               N/A              2.80             N/A              N/A     February 28, 2008
  Fund
LargeCap Growth Fund                  1.28*            2.26*             2.03             N/A              N/A     February 28, 2008
LargeCap S&P 500 Index Fund           N/A               N/A              1.30             N/A              N/A     February 28, 2008
LargeCap Value Fund                   N/A               N/A              1.70             N/A              N/A     February 28, 2008
MidCap Blend Fund                     1.02             1.32               1.95**          N/A              N/A     June 30, 2008
MidCap Stock Fund                     1.10*            2.06*             1.95             N/A              N/A     February 28, 2008
Money Market Fund                     0.64*            1.74^^            1.79             N/A              N/A     February 28, 2008
Mortgage Securities Fund              0.91*            1.65*             1.63             N/A              N/A     February 28, 2008
Partners LargeCap Blend Fund          N/A               N/A              2.20             N/A              N/A     February 28, 2008
Partners LargeCap Blend Fund I        N/A               N/A              1.90             N/A              N/A     February 28, 2008
Partners LargeCap Growth Fund I       N/A               N/A              2.20             N/A              N/A     February 28, 2008
Partners LargeCap Growth Fund         1.70              N/A              2.45             1.75             N/A     February 28, 2008
  II
Partners LargeCap Value Fund          N/A               N/A              2.25             N/A              N/A     February 28, 2008
Partners MidCap Growth Fund           1.75             2.50               2.50**          N/A              N/A     June 30, 2008
Partners MidCap Growth Fund I         1.75              N/A              2.50             N/A              N/A     February 28, 2008
Partners MidCap Value Fund            1.75             2.50              2.50             N/A              N/A     February 28, 2008
Partners SmallCap Growth Fund I       N/A               N/A              N/A              2.05             N/A     February 28, 2008
Partners SmallCap Growth Fund         1.95             2.70               2.70**           2.05**          N/A     June 30, 2008
  II
Partners SmallCap Value Fund          N/A               N/A              N/A              1.95             N/A
Preferred Securities Fund             1.00              N/A              1.75             1.60             N/A     February 28, 2008
Principal LifeTime 2010 Fund          0.50              N/A              1.25             0.75             N/A     February 28, 2008
Principal LifeTime 2020 Fund          0.50             1.25              1.25             0.75             N/A     February 28, 2008
Principal LifeTime 2030 Fund          0.50             1.25              1.25             0.75             N/A     February 28, 2008
Principal LifeTime 2040 Fund          0.50             1.25              1.25             0.75             N/A     February 28, 2008
Principal LifeTime 2050 Fund          0.50             1.25              1.25             0.75             N/A     February 28, 2008
Principal LifeTime Strategic
  Income Fund                         0.50             1.25              1.25             0.75             N/A     February 28, 2008
Real Estate Securities Fund           1.28*             2.08*            1.98             N/A              N/A     February 28, 2008
SAM Balanced Portfolio                0.66*             1.43*            1.42*            0.95*            N/A     February 28, 2008
SAM Conservative Balanced             0.68*             1.45*            1.43*            0.95*            N/A     February 28, 2008
  Portfolio
SAM Conservative Growth               0.68*             1.45*            1.44*            0.95*            N/A     February 28, 2008
  Portfolio
SAM Flexible Income Portfolio         0.67*             1.44*            1.43*            0.95*            N/A     February 28, 2008
SAM Strategic Growth Portfolio        0.70*             1.47*            1.46*            0.95*            N/A     February 28, 2008
Short-Term Bond Fund                  N/A               N/A              1.70             N/A              N/A     February 28, 2008
Short-Term Income Fund                0.95*             N/A              1.67             N/A              N/A     February 28, 2008
SmallCap Blend Fund                   N/A               N/A              2.20             N/A              N/A     February 28, 2008
SmallCap Growth Fund                  1.42*            2.57*             2.21             1.50*            0.75*   February 28, 2008
SmallCap Value Fund                   1.35^            2.29#             2.08             1.47*            0.75*   February 28, 2008
Ultra Short Bond Fund                 0.75              N/A              1.50             1.20             N/A     February 28, 2008
West Coast Equity                     0.86*            1.78*             1.70             N/A              N/A     February 28, 2008
*  Period from January 16, 2007 through April 30, 2007.
** Expires February 28, 2008.
^ Period from January 16, 2007 through April 30, 2007. From November 1, 2006 through January 15, 2007, the expense limit for SmallCap Value Fund Class A shares was 1.45%. ^^ Period from March 1, 2007 through April 30, 2007. From
November 1, 2006 through February 28, 2007, the expense limit for Money Market
Fund Class B shares was 1.60%.
# Period from March 1, 2007 trough April 30, 2007. From November 1, 2006 through
February 28, 2007, the expense limit for SmallCap Value Fund Class B shares was
2.20%






4. Management Agreement and Transactions with Affiliates (Continued)

                  From January 16, 2007 through April 30, 2007
                             Advisors       Advisors      Advisors
                             Preferred       Select       Signature  Institutional     Preferred         Select         Expiration
Diversified International      1.47%         1.65%         1.78%         0.90%          1.16%            1.28%     February 28, 2008
  Fund
SmallCap Growth Fund          1.32          1.50          1.63          0.75           1.01             1.13       February 28, 2008
SmallCap Value Fund           1.32          1.50          1.63          0.75           1.01             1.13       February 28, 2008

Distribution and Shareholder Servicing Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter for these classes of shares, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class J shares of Money Market Fund is .25%. The annual rates for each of the other Funds are .25%, .30%, .35%, ..50%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select Classes of shares, respectively.

 From November 1, 2006 through January 12, 2007 Class A and Class B shares of each of the Funds, other than the Reorganized Funds incurred distribution and shareholder servicing fees, computed at an annual rate of the average daily net assets attributable to each Class A and Class B shares of the Funds. Pursuant to the distribution agreements for Class A and Class B shares, fees that were unused by Princor Financial Services Corporation, the former principal underwriter, at the end of the fiscal year were returned to the respective Funds which generated the excess. The annual rates were up to .25% (.15% for LargeCap Stock S& P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond Fund, Money Market Fund does not incur a fee) and 1.00% for Class A and Class B shares, respectively. Prior to the Transaction, Class A, Class B, and Class C shares of the Reorganized Funds paid distribution and shareholder servicing fees to WM Funds Distributor, Inc. On December 15, 2006, shareholders of the Principal Funds approved an amendment to the distribution agreements whereby effective January 16, 2007, Class A, Class B, and Class C shares would begin paying distribution and shareholder servicing fees to Principal Funds Distributor, Inc., the new principal underwriter. Subsequent to the Transaction, each of the Reorganized Funds paid distribution and shareholder servicing fees to Principal Funds Distributor, Inc. The annual rates are .25%, (.15% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond fund, Money Market Fund does not incur a fee.) 1.00%, and 1.00% for Class A, Class B, and Class C shares, respectively.

Beginning January 1, 2007, Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2007. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .45% for Class J shares.

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class J share redemptions. The charge for Class J shares is 1% of the lesser of current market value or the cost of the shares redeemed within 18 months of purchase.

From November 1, 2006 through January 12, 2007, Princor Financial Services Corporation, as the former principal underwriter, received proceeds of any CDSC on certain Class A and Class B share redemptions of each of the Funds, other than the Reorganized Funds. The charge for Class A shares was .75% (.25% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares was based on declining rates which began at 4.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retained sales charges on sales of Class A shares based on declining rates which began at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund and Short-Term Bond Fund, 4.75% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Inflation Protection Fund, Preferred Securities Fund, and Principal LifeTime Strategic Income Fund and 5.75% for all other Funds, other than the Reorganized Funds. Prior to the Reorganization, WM Funds Distributor, Inc., received proceeds of any CDSC on Class A, Class B, and Class C redemptions and retained sales charges on sales of Class A shares of the Reorganized Funds.

Beginning January 16, 2007, Principal Funds Distributor, Inc., as the new principal underwriter, began receiving proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge for Class A shares is 1% (.50% for the Short-Term Bond Fund and Short-Term Income Fund; .25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 5% of the lesser of current market value of the cost or shares being redeemed. The charge for Class C shares is 1% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P Index Fund, 2.50% for Short-Term Bond Fund and Short Term Income Fund, 4.50% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended April 30, 2007, were as follows (in thousands):


                                                 Class A             Class B            Class C             Class J
Bond & Mortgage Securities Fund                     $196                 $25                 $--                 $36
Disciplined LargeCap Blend Fund                      151                  14                  --                 N/A
Diversified International Fund                       853                  24                  2                  36
Equity Income Fund I                               2,746                  15                 21                 N/A
Government & High Quality Bond Fund                  161                  35                  --                   6
High Quality Intermediate-Term Bond                  N/A                 N/A                N/A                   3
Fund
High Yield Fund II                                   762                   1                 17                 N/A
Income Fund                                          133                   --                  1                 N/A
Inflation Protection Fund                             14                 N/A                  --                   1
International Emerging Markets Fund                  387                  11                  --                  34
International Growth Fund                            N/A                 N/A                N/A                   6
LargeCap Growth Fund                                 318                  26                  --                   7
LargeCap S&P 500 Index Fund                           57                 N/A                  --                  36
LargeCap Value Fund                                  247                  17                  --                   9
MidCap Blend Fund                                    528                  52                  --                  23
MidCap Growth Fund                                   N/A                 N/A                N/A                   3
MidCap S&P 400 Index Fund                            N/A                 N/A                N/A                   3
MidCap Stock Fund                                    232                   1                  --                 N/A
MidCap Value Fund                                    N/A                 N/A                N/A                  12
Money Market Fund                                      4                   8                  7                  75
Mortgage Securities Fund                             300                   --                  --                 N/A
Partners LargeCap Blend Fund                         225                  24                  --                  22
Partners LargeCap Blend Fund I                       126                  15                  --                   7
Partners LargeCap Growth Fund I                      104                  12                  --                   7
Partners LargeCap Growth Fund II                       7                 N/A                  --                   4
Partners LargeCap Value Fund                         171                  19                  --                  17
Partners MidCap Growth Fund                           82                  11                  --                   6
Partners MidCap Growth Fund I                         20                 N/A                  --                 N/A
Partners MidCap Value Fund                            64                   1                  --                  11
Partners SmallCap Growth Fund I                      N/A                 N/A                N/A                   1
Partners SmallCap Growth Fund II                      60                   9                  --                   7
Partners SmallCap Value Fund                         N/A                 N/A                N/A                   2
Preferred Securities Fund                            124                 N/A                  --                   4
Principal LifeTime 2010 Fund                         167                 N/A                  --                  47
Principal LifeTime 2020 Fund                         388                   8                  --                  91
Principal LifeTime 2030 Fund                         335                  10                  --                  85
Principal LifeTime 2040 Fund                         265                   9                  --                  47
Principal LifeTime 2050 Fund                         163                   1                  --                   8
Principal LifeTime Strategic Income                   72                   --                  --                  16
Fund
Real Estate Securities Fund                          587                  21                  1                  25
SAM Balanced Portfolio                             3,585                   3                 48                   --
SAM Conservative Balanced Portfolio                  380                   1                  7                   --
SAM Conservative Growth Portfolio                  2,278                   5                 63                   --
SAM Flexible Income Portfolio                        725                   --                 18                   --
SAM Strategic Growth Portfolio                     1,662                   7                 39                   --
Short-Term Bond Fund                                  47                 N/A                  --                  10
Short-Term Income Fund                                18                 N/A                  --                 N/A
SmallCap Blend Fund                                  166                  17                  --                  17
SmallCap Growth Fund                                  25                   --                  --                   3
SmallCap S&P 600 Index Fund                          N/A                 N/A                N/A                  10
SmallCap Value Fund                                  128                   2                  --                  11
Ultra Short Bond Fund                                 28                 N/A                  --                   1
West Coast Equity Fund                             2,711                   2                  4                 N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At April 30, 2007, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (in thousands):


                                         Advisors   Advisors  Advisors
                                       Preferred   Select  Signature  Class A  Class B Class C  Class J  Institution PreferredSelect
Bond & Mortgage Securities Fund            --        --          --      375       --        1        --        242        --     --
Disciplined LargeCap Blend Fund          --        --          --        --       --        1        --          --        --     --
Diversified International Fund                      --          --        --       --        1        --      3,462        --     --
Equity Income Fund I                        N/A      N/A        N/A        --       --        --      N/A          --      N/A   N/A
Government & High Quality Bond Fund        --        --          --      127       --        1        --          1        --     --
High Quality Intermediate-Term Bond Fund   --        --          --      N/A     N/A      N/A        --          --        --     --
High Yield Fund II                         N/A      N/A        N/A        --       --        --      N/A          --      N/A   N/A
Income Fund                                N/A      N/A        N/A        --       --        --      N/A          --      N/A   N/A
Inflation Protection Fund                 --        --          --        --     N/A        1        --          --        --     --
LargeCap Growth Fund                      --        --          --        --       --        1        --      7,919        --     --
LargeCap S&P 500 Index Fund               --        --          --        --     N/A        1        --          --        --     --
LargeCap Value Fund                       --        --          --        --       --        1        --      6,390        --     --
MidCap Blend Fund                         --        --          --        --       --        1        --          1        --     --
MidCap Growth Fund                         --        --          --      N/A     N/A      N/A        --          --        --     4
MidCap S&P 400 Index Fund                  --        --          --      N/A     N/A      N/A        --          --        --     --
MidCap Stock Fund                        -        --          --        --       --        --        --          --        --     --
MidCap Value Fund                          --        --          1      N/A     N/A      N/A        --          1        --     --
Money Market Fund                         --        --          --   38,604       --       10        --      2,276        --     --
Partners Global Equity Fund                --        --          --      N/A     N/A      N/A      N/A        585        --     --
Partners LargeCap Blend Fund             --        --          --        --       --        1        --          --        --     --
Partners LargeCap Blend Fund I           --        --          --        --       --        1        --          1        --     --
Partners LargeCap Growth Fund I          --        --          --        --       --        1        --          --        --     --
Partners LargeCap Growth Fund II         --        --          --        --     N/A        1        --          --        2     2
Partners LargeCap Value Fund             --        --          --        --       --        1        --          --        --     --
Partners LargeCap Value Fund II              --        --          --      N/A     N/A      N/A      N/A          --        --     1
Partners MidCap Growth Fund              --        --          --        --       --        1        --          --        --     --
Partners MidCap Growth Fund I             --        --          --        --     N/A        1        --          --        --     --
Partners MidCap Value Fund               --        --          --        --       --        1        --          --        --     --
Partners SmallCap Growth Fund II         --        --          --        --       --        1        --          --        --     --
Partners SmallCap Value Fund II          --       --          --        --       --        --        --          --        --     --
Preferred Securities Fund                   --        1          --        --     N/A        1        --          --        1     1
Principal LifeTime 2010 Fund              --        --          --        --     N/A        1        --          --        --     --
Principal LifeTime 2020 Fund             --        --          --        --       --        1        --          --        --     --
Principal LifeTime 2030 Fund             --        --          --        --       --        1        --          --        --     --
Principal LifeTime 2040 Fund             --        --          --        --       --        1        --          --        --     --
Principal LifeTime 2050 Fund             --        --          --        --       --        1        --          --        --     --
Principal LifeTime Strategic Income Fund  --        --          --        --       1        1        --          --        --     --
SAM Balanced Portfolio                      --        1          1        --       --        --        1          1        --     1
SAM Conservative Balanced Portfolio          1        1          1        --       --        --        1          1        1     1
SAM Conservative Growth Portfolio            1        1          1        --       --        --        1          1        1     1
SAM Flexible Income Portfolio                1        1          1        --       --        --        1          1        1     1
SAM Strategic Growth Portfolio               1        1          1        --       --        --        1          1        1     1
Short-Term Bond Fund                       --        --          1      667     N/A        1        --          --        --     --
SmallCap Blend Fund                       --        --          --        --       --        1        --      2,332        --     --
SmallCap Growth Fund                        --        --          1        1       1        1        --          --        --     --
SmallCap Value Fund                      --        --          --        --       --        1        --          --        --     --
Ultra Short Bond Fund                      --        --          1        --     N/A        1        --          --        --     1

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund,
$156,000 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2007. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

                                       Period Ended
                                      April 30, 2007
Partners MidCap Value Fund                 $110
Partners MidCap Value Fund I                    2
Partners LargeCap Value Fund I                  5


5.  Investment Transactions

For the period ended April 30, 2007, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and placecountry-regionU.S. government securities) by the Funds were as follows:

                                             Purchases      Sales                                            Purchases    Sales

Bond & Mortgage Securities Fund             $3,913,555      $3,547,791 Partners MidCap Growth Fund II          $520,222     $540,302
Disciplined LargeCap Blend Fund              1,765,246       1,942,781 Partners MidCap Value Fund               584,779      546,487
Diversified International Fund               1,148,132       1,180,425 Partners MidCap Value Fund I             443,811      273,765
Equity Income Fund I                         2,247,834       1,960,407 Partners SmallCap Blend Fund             109,988      149,640
Government & High Quality Bond Fund            627,486         640,620 Partners SmallCap Growth Fund I           82,756       54,240
High Quality Intermediate-Term Bond                                    Partners SmallCap Growth Fund II         176,997      192,199
Fund                                           268,842         236,305
High Yield Fund                                 55,953          37,237 Partners SmallCap Growth Fund III        216,700    186,896
High Yield Fund II                             767,834         339,173 Partners SmallCap Value Fund              54,130    103,920
Income Fund                                     73,822         104,871 Partners SmallCap Value Fund I           199,635    140,820
Inflation Protection Fund                      223,070          22,749 Partners SmallCap Value Fund II          101,785     72,155
International Emerging Markets Fund            739,547         293,532 Preferred Securities Fund                168,896    133,308
International Growth Fund                    1,404,159       1,044,267 Principal LifeTime 2010 Fund             499,612    158,314
LargeCap Growth Fund                         2,289,493       2,267,732 Principal LifeTime 2020 Fund           1,051,919    328,247
LargeCap S&P 500 Index Fund                    100,355          24,606 Principal LifeTime 2030 Fund             902,901    273,355
LargeCap Value Fund                            339,807         350,919 Principal LifeTime 2040 Fund             491,359    139,251
MidCap Blend Fund                              109,539         121,256 Principal LifeTime 2050 Fund             213,352     80,502
                                                                24,234 Principal LifeTime Strategic
MidCap Growth Fund                              23,650                    Income Fund                              200,989    84,566
MidCap S&P 400 Index Fund                       56,553          30,759 Real Estate Securities Fund              671,332    722,028
MidCap Stock Fund                               69,087         195,228 SAM Balanced Portfolio                   626,089    539,438
MidCap Value Fund                               67,568          67,416 SAM Conservative Balanced Portfolio       62,096     58,233
Mortgage Securities Fund                       127,797         144,449 SAM Conservative Growth Portfolio        599,912    512,077
Partners Global Equity Fund                     17,458           9,754 SAM Flexible Income Portfolio             45,314     98,949
Partners International Fund                  1,041,349         570,132 SAM Strategic Growth Portfolio           366,154    277,121
Partners LargeCap Blend Fund                   286,645         274,724 Short-Term Bond Fund                      71,871     47,156
Partners LargeCap Blend Fund I                 766,794         365,518 Short-Term Income Fund                    26,138     57,801
Partners LargeCap Growth Fund I                654,855         303,635 SmallCap Blend Fund                       83,541     97,997
Partners LargeCap Growth Fund II               558,462         715,872 SmallCap Growth Fund                     231,692    220,834
Partners LargeCap Value Fund                   395,614         377,466 SmallCap S&P 600 Index Fund              134,228    120,354
Partners LargeCap Value Fund I                 418,050         179,463 SmallCap Value Fund                      351,895    321,043
Partners LargeCap Value Fund II                 25,846          23,999 Ultra Short Bond Fund                     40,754     99,716
Partners MidCap Growth Fund                    401,647         372,688 West Coast Equity Fund                   141,660    344,388
Partners MidCap Growth Fund I                  150,670         149,499

For the period ended April 30, 2007, the cost of placecountry-regionU.S.
government securities purchased and proceeds from U.S government securities sold
(not including short-term investments) by the Funds were as follows:

                                        Purchases   Sales                                                   Purchases  Sales
Bond & Mortgage Securities Fund            $ 236,545         $206,236  Mortgage Securities Fund                 $19,895      $26,624
Equity Income Fund I                          37,220           30,000  Partners SmallCap Value Fund I               512          245
Government & High Quality Bond Fund           18,466           18,373  Short-Term Bond Fund                      11,076        2,743
High Quality Intermediate-Term Bond
Fund                                          28,565           24,786  Short-Term Income Fund                    10,009        3,038
Income Fund                                    7,772               367  Ultra Short Bond Fund                        992          --
Inflation Protection Fund                    293,905          139,115  West Coast Equity Fund                     9,550          --

The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds' schedule of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At April 30, 2007, certain of the Funds owned forward contracts to buy and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2007 are included in the schedules of investments.

6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2007 and October 31, 2006 were as follows:

                                                     Ordinary                Long-Term Capital
                                                  Income                       Gain                 Section 1250 Gains

                                            2007         2006          2007            2006         2007        2006
                                            ----         ----          ----            ----         ----        ----

Bond & Mortgage Securities Fund              $52,390      $78,237         $   --          $    --      $  --          $  --
Disciplined LargeCap Blend Fund               11,432       13,684         23,879           1,016         --             --
Diversified International Fund                26,722        7,532         52,561          14,539         --             --
Equity Income Fund I                          35,743       55,019        196,339          82,534         --             --
Government & High Quality Bond Fund            8,108       15,725              --               --         --             --
High Quality Intermediate-Term Bond
Fund                                           5,577        2,929              --             103         --             --
High Yield Fund                                6,341        3,212              --               --         --             --
High Yield Fund II                            52,306       65,500         24,846               --         --             --
Income Fund                                   34,525       69,370              --               --         --             --
Inflation Protection Fund                      5,629        4,904              --               --         --             --
International Emerging Markets Fund           21,464       11,978          8,482           3,495         --             --
International Growth Fund                     61,780       39,842         77,467          32,702         --             --
LargeCap Growth Fund                           4,154          383         12,172               --         --             --
LargeCap S&P 500 Index Fund                   11,671        7,665          3,039           3,073         --             --
LargeCap Value Fund                           11,030       13,042         34,028           6,472         --             --
MidCap Blend Fund                             15,260        3,582         63,223          35,713         --             --
MidCap Growth Fund                                 --            --              --               --         --             --
MidCap S&P 400 Index Fund                      2,546        1,406          4,327           3,518         --             --
MidCap Stock Fund                              9,781       19,163         41,972          50,638         --             --
MidCap Value Fund                              2,374       12,734          6,610           5,235         --             --
Money Market Fund                             38,111       27,165              --               --         --             --
Mortgage Securities Fund                      41,146       86,165              --               --         --             --
Partners Global Equity Fund                      447           88            808               --         --             --
Partners International Fund                   34,015       16,280         42,370           7,342         --             --
Partners LargeCap Blend Fund                  25,065       20,506         30,246          19,722         --             --
Partners LargeCap Blend Fund I                 1,893          608              --             737         --             --
Partners LargeCap Growth Fund I               13,545       15,625         45,889          20,735         --             --
Partners LargeCap Growth Fund II              31,808        5,393         26,325           4,221         --             --
Partners LargeCap Value Fund                  38,660       24,895        114,676          63,956         --             --
Partners LargeCap Value Fund I                 8,313        5,498         11,337             150         --             --
Partners LargeCap Value Fund II                5,831        4,514          1,525               --         --             --
Partners MidCap Growth Fund                    1,273            --         13,170           3,001         --             --
Partners MidCap Growth Fund I                 10,426        9,209         21,153           6,277         --             --
Partners MidCap Growth Fund II                42,313        1,842         13,963               4         --             --
Partners MidCap Value Fund                    24,120       11,474         34,958          38,222         --             --
Partners MidCap Value Fund I                  12,511       22,771         30,252          24,679         --             --
Partners SmallCap Blend Fund                   7,970       12,716         13,970           4,050         --             --
Partners SmallCap Growth Fund I                    --            --          5,078               --         --             --
Partners SmallCap Growth Fund II                   --        1,179         46,563          24,137         --             --
Partners SmallCap Growth Fund III             19,390        6,513          3,809               1         --             --
Partners SmallCap Value Fund                   3,311           57         46,135          24,894         --             --
Partners SmallCap Value Fund I                 7,087        4,175         19,292          15,422         --             --
Partners SmallCap Value Fund II               24,455       12,482         12,446           1,164         --             --
Preferred Securities Fund                     17,097       26,080              --               --         --             --
Principal LifeTime 2010 Fund                  35,041       14,813          5,150           4,163         --             --
Principal LifeTime 2020 Fund                  61,719       26,591         11,433           8,084         --             --
Principal LifeTime 2030 Fund                  47,383       21,049         10,955           8,044         --             --
Principal LifeTime 2040 Fund                  21,154        8,342          4,800           3,102         --             --
Principal LifeTime 2050 Fund                   9,155        4,023          2,493           1,486         --             --
Principal LifeTime Strategic Income
Fund                                          14,518        8,402          1,522           1,953         --             --
Real Estate Securities Fund                    7,496       13,245        100,583          20,745     2,768           748
SAM Balanced Portfolio                        53,385       78,812         24,656               --         --             --
SAM Conservative Balanced Portfolio           10,405       16,383          3,506             819         --             --
SAM Conservative Growth Portfolio             34,083       30,010              --               --         --             --
SAM Flexible Income Portfolio                 15,526       30,693          1,816           2,262         --             --
SAM Strategic Growth Portfolio                19,484       10,281              --               --         --             --
Short-Term Bond Fund                           5,947        9,060              --               --         --             --
Short-Term Income Fund                         4,901        9,832              --               --         --             --
SmallCap Blend Fund                            1,561        2,005         25,794          14,845         --             --
SmallCap Growth Fund                             110          493          1,970           1,515         --             --
SmallCap S&P 600 Index Fund                    5,390        3,230         18,894           4,010         --             --
SmallCap Value Fund                            7,198        7,185          4,780           2,185         --             --
Ultra Short Bond Fund                          5,934        9,936             44               --         --             --
West Coast Equity Fund                        11,204        6,859         42,580          38,884         --             --

The acquisitions of WM Equity Income Fund, WM High Yield Fund, WM Income Fund,
WM Mid Cap Stock Fund, WM U.S. Government Securities Fund, WM Short Term Income
Fund, WM West Coast Equity Fund, and each of the SAM Portfolios by corresponding series of Principal Investors Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.

For placecountry-regionU.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.






6. Federal Tax Information (Continued)

Distributable Earnings. As of April 30, 2007, the components of distributable earnings on a federal tax basis were as follows:

                                                           Undistributed  Undistributed
                                                          Ordinary Income   Long-Term       Undistributed
                                                                          Capital Gains   Section 1250 Gains
Bond & Mortgage Securities Fund*                                  $ 2,271         $    --        $ --
Disciplined LargeCap Blend Fund                                     8,557         23,879          --
Diversified International Fund*                                    26,377         52,565          --
Equity Income Fund I                                                9,831        196,338          --
Government & High Quality Bond Fund                                    50              --          --
                                                                                                  --
High Quality Intermediate-Term Bond Fund                            4,515--
High Yield Fund                                                     5,134              --          --
High Yield Fund II                                                  6,286         24,844          --
Income Fund                                                         2,946              --          --
Inflation Protection Fund                                              21              --          --
International Emerging Markets Fund                                20,442          8,484          --
International Growth Fund                                          60,448         77,472          --
LargeCap Growth Fund*                                               2,273         12,184          --
LargeCap S&P 500 Index Fund                                         8,913          3,040          --
LargeCap Value Fund                                                 8,279         34,028          --
MidCap Blend Fund                                                  15,262         63,223          --
MidCap Growth Fund                                                      --              --          --
MidCap S&P 400 Index Fund                                           2,142          4,329          --
MidCap Stock Fund                                                   7,620         41,968          --
MidCap Value Fund                                                   2,117          6,611          --
Mortgage Securities Fund                                              630              --          --
Partners Global Equity Fund                                           421            808          --
Partners International Fund                                        33,337         42,376          --
Partners LargeCap Blend Fund                                       22,856         30,249          --
Partners LargeCap Blend Fund I                                      1,007              --          --
Partners LargeCap Growth Fund I*                                   12,145         45,897          --
Partners LargeCap Growth Fund II                                   31,251         26,332          --
Partners LargeCap Value Fund                                       28,480        114,683          --
Partners LargeCap Value Fund I                                      6,622         11,340          --
Partners LargeCap Value Fund II                                     4,941          1,527          --
Partners MidCap Growth Fund*                                        1,273         13,173          --
Partners MidCap Growth Fund I                                      10,428         21,153          --
Partners MidCap Growth Fund II                                     42,314         13,965          --
Partners MidCap Value Fund                                         22,429         34,960          --
Partners MidCap Value Fund I                                       10,652         30,254          --
Partners SmallCap Blend Fund                                        7,932         13,970          --
Partners SmallCap Growth Fund I                                         --          5,079          --
Partners SmallCap Growth Fund II*                                       --         46,564          --
Partners SmallCap Growth Fund III                                  19,392          3,809          --
Partners SmallCap Value Fund                                        3,312         46,135          --
Partners SmallCap Value Fund I                                      6,516         19,293          --
Partners SmallCap Value Fund II                                    24,043         12,448          --
Preferred Securities Fund                                           3,016              --          --
Principal LifeTime 2010 Fund                                       18,152          5,152          --
Principal LifeTime 2020 Fund                                       21,176         11,448          --
Principal LifeTime 2030 Fund                                       11,753         10,959          --
Principal LifeTime 2040 Fund                                        3,916          4,804          --
Principal LifeTime 2050 Fund                                        1,079          2,495          --
Principal LifeTime Strategic Income Fund                            9,952          1,524          --
Real Estate Securities Fund                                             --        100,584        2,773
SAM Balanced Portfolio                                              3,615         24,627          --
SAM Conservative Balanced Portfolio                                 2,062          3,504          --
SAM Conservative Growth Portfolio                                   4,532              --          --
SAM Flexible Income Portfolio                                       3,124          1,805          --
SAM Strategic Growth Portfolio                                      1,424              --          --
Short-Term Bond Fund                                                  142              --          --
Short-Term Income Fund                                                 78              --          --
SmallCap Blend Fund                                                 1,562         25,796          --
SmallCap Growth Fund*                                                 111          1,970          --
SmallCap S&P 600 Index Fund                                         4,978         18,895          --
SmallCap Value Fund                                                 6,742          4,780          --
Ultra Short Bond Fund                                                   --             46          --
West Coast Equity Fund                                              6,598         42,575          --

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.





6. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2006, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

                                                            Net Capital Loss Carryforward Expiring In:
                                                                                                                         Annual
                                   2007      2008      2009       2010       2011       2012        2013       2014    Limitations*
                                   ----      ----      ----       ----       ----       ----        ----       ----    ------------

Bond & Mortgage Securities Fund     $3,213    $4,778     $1,281     $    -   $     -      $    -      $2,386     $6,971       $902
Disciplined LargeCap Blend Fund          -         -          -          -    16,275           -           -          -          -
Diversified International Fund           -       136        597      1,665       597           1           -          -        963
Equity Income Fund I                     -         -      6,168      3,744         -           -           -          -          -
Government & High Quality
   Bond Fund                            84         -      1,636      2,118     3,143         525       1,535      4,014          -
High Quality Intermediate-Term
   Bond Fund                             -         -          -          -         -           -           -        432          -
High Yield Fund                          -         -          -          -         -           -         113        539          -
Income Fund                              -         -          -      3,959     2,668         892           -      2,000          -
Inflation Protection Fund                -         -          -          -         -           -           -      1,338          -
LargeCap Growth Fund                     -   140,855    249,427     26,548    15,679           -           -          -        548
MidCap Growth Fund                       -         -          -        509         -           -           -          -          -
Mortgage Securities Fund               254     1,967                   852     6,859       7,815       5,054      7,755          -
Partners LargeCap Blend Fund I           -         -          -      5,446       265           -           -          -          -
Partners LargeCap Growth Fund I          -       358      7,931          -       115         296           -          -      2,763
Partners MidCap Growth Fund              -         -      3,141        580         -           -           -          -      1,811
Partners SmallCap Growth Fund II         -       612        773          -         -           -           -          -        306
Preferred Securities Fund                -         -          -          -         -       3,453         716        675          -
SAM Conservative Growth
Portfolio                                -         -          -          -         -           -       4,338          -          -
SAM Strategic Growth Portfolio           -         -          -          -         -       1,150       2,197          -          -
Short-Term Bond Fund                   264       197        895          -     1,572       2,029       1,226      2,068          -
Short-Term Income Fund                 313     1,103        381      1,139       684         241           -        431          -
SmallCap Growth Fund                     -         -          -     12,541         -           -      54,274      2,239        542

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.











Schedule of Investments

April 30, 2007 (unaudited)
Bond & Mortgage Securities Fund

                                                    Shares Held                                Value (000's)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                 99                          $                 1
                                                                                              -----------------
TOTAL COMMON STOCKS                             $                                          $                 1
                                                                                              -----------------
BONDS (81.97%)
Advertising Services (0.10%)
Advanstar Communications Inc
      10.75%, 8/15/2010                                     2,125                                        2,311
                                                                                              -----------------

Aerospace & Defense (0.01%)
Lockheed Martin Corp
      7.65%, 5/ 1/2016                                        250                                          290
                                                                                              -----------------

Aerospace & Defense Equipment (0.30%)
BE Aerospace Inc
      8.88%, 5/ 1/2011                                      1,250                                        1,287
GenCorp Inc
      9.50%, 8/15/2013                                      1,410                                        1,512
Goodrich Corp
      6.80%, 7/ 1/2036                                      2,050                                        2,221
Sequa Corp
      9.00%, 8/ 1/2009                                      1,850                                        1,956
                                                                                              -----------------
                                                                                                         6,976
                                                                                              -----------------
Agricultural Chemicals (0.10%)
Potash Corp of Saskatchewan
      5.88%, 12/ 1/2036 (b)                                 1,710                                        1,666
Terra Capital Inc
      7.00%, 2/ 1/2017 (c)                                    700                                          686
                                                                                              -----------------
                                                                                                         2,352
                                                                                              -----------------
Agricultural Operations (0.32%)
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                     7,564                                        7,449
                                                                                              -----------------

Airlines (0.11%)
American Airlines Inc
      7.25%, 2/ 5/2009                                      1,000                                        1,013
Continental Airlines Inc
      5.98%, 4/19/2022                                      1,635                                        1,648
                                                                                              -----------------
                                                                                                         2,661
                                                                                              -----------------
Apparel Manufacturers (0.10%)
Levi Strauss & Co
      12.25%, 12/15/2012                                      800                                          874
Phillips-Van Heusen
      7.25%, 2/15/2011                                        250                                          256
      8.13%, 5/ 1/2013                                        750                                          791
      7.75%, 11/15/2023                                       475                                          504
                                                                                              -----------------
                                                                                                         2,425
                                                                                              -----------------
Appliances (0.07%)
Whirlpool Corp
      5.85%, 6/15/2009 (d)                                  1,600                                        1,601
                                                                                              -----------------

Asset Backed Securities (5.72%)
Ameriquest Mortgage Securities Inc
      5.62%, 3/25/2035 (d)                                    472                                          472
      5.55%, 7/25/2035 (d)                                    831                                          832
Carrington Mortgage Loan Trust
      5.60%, 12/25/2035 (d)                                 6,172                                        6,165
Chase Funding Mortgage Loan
Asset-Backed Certificates
      5.62%, 7/25/2033 (d)(e)                               5,388                                        5,395
      5.82%, 9/25/2033 (d)                                  1,215                                        1,217
      5.55%, 12/25/2033 (d)                                    73                                           73
CNH Wholesale Master Note Trust
      5.72%, 6/15/2011 (d)                                    650                                          651
Countrywide Asset-Backed Certificates
      5.84%, 6/25/2035 (d)                                  2,800                                        2,806
      5.98%, 12/25/2035 (d)                                 2,600                                        2,594
      5.61%, 2/25/2036 (d)(e)                              13,725                                       13,734
      5.57%, 4/25/2036 (d)(e)                              11,150                                       11,160
      5.49%, 6/25/2037 (d)                                  4,032                                        4,026
Countrywide Home Equity Loan Trust
      5.55%, 12/15/2035 (d)                                 1,776                                        1,778
      5.52%, 5/15/2036 (d)(e)                               6,652                                        6,648
First Franklin Mortgage Loan
Asset Backed Certificates
      5.70%, 10/25/2034 (d)(e)                              1,005                                        1,007
      5.39%, 3/25/2036 (d)(e)                               5,289                                        5,287
First-Citizens Home Equity Loan LLC
      5.53%, 9/15/2022 (c)(d)                               1,596                                        1,589
GMAC Mortgage Corp Loan Trust
      5.50%, 8/25/2035 (d)                                  2,225                                        2,226
      5.53%, 11/25/2036 (d)(e)                             16,156                                       16,143
Great America Leasing Receivables
      5.39%, 9/15/2011 (c)                                  1,295                                        1,302
Indymac Residential Asset Backed Trust
      5.51%, 4/25/2037 (d)(e)                               2,000                                        2,001
JP Morgan Mortgage Acquisition Corp
      5.49%, 4/25/2036 (d)(e)                               4,850                                        4,851
      5.45%, 11/25/2036                                     6,230                                        6,222
Lehman XS Trust
      6.01%, 11/25/2035 (d)                                 4,367                                        4,410
Long Beach Mortgage Loan Trust
      5.85%, 6/25/2034 (d)                                    450                                          450
      5.82%, 2/25/2035 (d)                                  3,000                                        3,007
      5.43%, 10/25/2036 (d)(e)                              2,625                                        2,623
      5.49%, 12/25/2036 (d)                                 2,175                                        2,163
Merrill Lynch Mortgage Investors Inc
      5.55%, 7/25/2036 (d)                                  1,619                                        1,620
Morgan Stanley ABS Capital I
      5.58%, 7/25/2035 (d)                                  1,800                                        1,801
      5.50%, 2/25/2036 (d)                                  1,675                                        1,676
MSDWCC Heloc Trust
      5.51%, 7/25/2017 (d)                                    849                                          849
Nomura Asset Acceptance Corp
      5.55%, 6/25/2035 (d)                                    175                                          175
Ownit Mortgage Loan Asset Backed Certificates
      5.62%, 8/25/2036 (d)                                  2,390                                        2,395
Popular ABS Mortgage Pass-Through Trust
      5.59%, 5/25/2035 (d)(e)                               2,569                                        2,565
      5.58%, 11/25/2035 (d)                                 3,355                                        3,358
Residential Asset Mortgage Products Inc
      5.66%, 5/25/2034 (d)(e)                                 291                                          291
      5.55%, 12/25/2034 (d)                                    15                                           15
      5.59%, 7/25/2035 (d)                                  2,484                                        2,486
SACO I Inc
      5.46%, 9/25/2036 (d)                                  1,762                                        1,761
Saxon Asset Securities Trust
      5.66%, 12/26/2034 (d)                                   299                                          299
      5.54%, 3/25/2035 (d)                                    370                                          370
      5.84%, 3/25/2035 (d)                                  2,500                                        2,502
                                                                                              -----------------
                                                                                                       132,995
                                                                                              -----------------
Auto - Car & Light Trucks (0.44%)
DaimlerChrysler NA Holding Corp
      5.82%, 9/10/2007 (d)                                  1,200                                        1,202
      4.75%, 1/15/2008                                         75                                           75
      5.89%, 10/31/2008 (d)(e)                              3,500                                        3,518
      5.77%, 3/13/2009 (d)(e)                               2,675                                        2,683
      5.75%, 9/ 8/2011 (b)                                  2,000                                        2,030
General Motors Corp
      7.13%, 7/15/2013 (b)                                    700                                          647
                                                                                              -----------------
                                                                                                        10,155
                                                                                              -----------------
Auto/Truck Parts & Equipment - Original (0.19%)
Accuride Corp
      8.50%, 2/ 1/2015                                        750                                          774
Stanadyne Corp
      10.00%, 8/15/2014                                       375                                          401
Tenneco Inc
      10.25%, 7/15/2013                                     1,000                                        1,096
Titan International Inc
      8.00%, 1/15/2012 (c)                                    700                                          725
TRW Automotive Inc
      7.25%, 3/15/2017 (c)                                  1,000                                          993
United Components Inc
      9.38%, 6/15/2013                                        500                                          520
                                                                                              -----------------
                                                                                                         4,509
                                                                                              -----------------
Automobile Sequential (0.36%)
Capital Auto Receivables Asset Trust
      3.92%, 11/16/2009                                     2,000                                        1,972
      5.69%, 6/15/2010 (d)                                  1,070                                        1,074
Carss Finance LP
      5.60%, 1/15/2011 (c)(d)                                 263                                          263
Ford Credit Auto Owner Trust
      5.30%, 6/15/2012                                      3,095                                        3,109
WFS Financial Owner Trust
      4.50%, 5/17/2013                                      1,960                                        1,943
                                                                                              -----------------
                                                                                                         8,361
                                                                                              -----------------
Beverages - Non-Alcoholic (0.24%)
Bottling Group LLC
      4.63%, 11/15/2012                                       110                                          107
Coca-Cola HBC Finance BV
      5.13%, 9/17/2013                                        345                                          341
Cott Beverages USA Inc
      8.00%, 12/15/2011                                     1,000                                        1,025
Panamerican Beverages Inc
      7.25%, 7/ 1/2009                                      4,000                                        4,149
                                                                                              -----------------
                                                                                                         5,622
                                                                                              -----------------

Beverages - Wine & Spirits (0.11%)
Diageo Finance BV
      5.47%, 3/30/2009 (d)(e)                               2,600                                        2,602
                                                                                              -----------------

Brewery (0.12%)
Cia Brasileira de Bebidas
      10.50%, 12/15/2011 (b)                                1,175                                        1,410
      8.75%, 9/15/2013                                        685                                          800
Coors Brewing Co
      6.38%, 5/15/2012                                        650                                          677
                                                                                              -----------------
                                                                                                         2,887
                                                                                              -----------------
Broadcasting Services & Programming (0.03%)
Fisher Communications Inc
      8.63%, 9/15/2014                                        650                                          698
                                                                                              -----------------

Building - Residential & Commercial (0.11%)
Beazer Homes USA Inc
      8.38%, 4/15/2012                                        750                                          744
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                    1,725                                        1,747
                                                                                              -----------------
                                                                                                         2,491
                                                                                              -----------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
      8.13%, 10/15/2015                                       400                                          422
                                                                                              -----------------

Building & Construction Products -
Miscellaneous (0.29%)
CRH America Inc
      5.30%, 10/15/2013                                     1,660                                        1,632
      6.00%, 9/30/2016                                      1,750                                        1,789
      6.40%, 10/15/2033                                       345                                          344
Interline Brands Inc
      8.13%, 6/15/2014                                      1,150                                        1,196
USG Corp
      6.30%, 11/15/2016 (c)                                 1,850                                        1,848
                                                                                              -----------------
                                                                                                         6,809
                                                                                              -----------------
Building Products - Cement & Aggregate (0.38%)
C8 Capital SPV Ltd
      6.64%, 12/29/2049 (b)(c)(d)                           2,400                                        2,407
Martin Marietta Corp
      5.51%, 4/30/2010 (d)                                  4,520                                        4,519
      0.00%, 4/25/2037 (a)                                  1,350                                        1,348
US Concrete Inc
      8.38%, 4/ 1/2014                                        500                                          509
                                                                                              -----------------
                                                                                                         8,783
                                                                                              -----------------
Building Products - Wood (0.06%)
Masco Corp
      5.65%, 3/12/2010 (d)                                  1,335                                        1,338
                                                                                              -----------------

Cable TV (1.18%)
Cablevision Systems Corp
      9.82%, 4/ 1/2009 (d)                                  1,500                                        1,590
Charter Communications Holdings II LLC/
Charter Communications Holding II Capital
Corp
      10.25%, 9/15/2010                                       750                                          799
Charter Communications Operating LLC/Charter
Communications Operating Capital
      8.38%, 4/30/2014 (c)                                    650                                          682
Comcast Cable Communications LLC
      8.38%, 5/ 1/2007                                        500                                          500

Cable TV
Comcast Corp
      5.66%, 7/14/2009 (d)                                  3,650                                        3,656
      7.05%, 3/15/2033                                      2,185                                        2,371
COX Communications Inc
      5.91%, 12/14/2007 (d)(e)                              2,750                                        2,757
      4.63%, 1/15/2010                                        805                                          794
      6.75%, 3/15/2011                                        305                                          321
      7.13%, 10/ 1/2012                                     1,000                                        1,080
      4.63%, 6/ 1/2013                                      1,000                                          956
      5.50%, 10/ 1/2015                                       165                                          162
CSC Holdings Inc
      7.88%, 12/15/2007                                     1,050                                        1,063
Echostar DBS Corp
      7.00%, 10/ 1/2013                                     1,000                                        1,039
      6.63%, 10/ 1/2014                                     1,675                                        1,700
Insight Communications Co Inc
      12.25%, 2/15/2011 (b)(d)                              1,248                                        1,304
Kabel Deutschland GmbH
      10.63%, 7/ 1/2014                                       450                                          503
Rogers Cable Inc
      7.88%, 5/ 1/2012                                      2,450                                        2,686
Time Warner Cable Inc
      6.55%, 5/ 1/2037 (c)                                  2,255                                        2,280
Unity Media GmbH
      10.38%, 2/15/2015 (c)                                 1,200                                        1,269
                                                                                              -----------------
                                                                                                        27,512
                                                                                              -----------------
Casino Hotels (0.19%)
Harrah's Operating Co Inc
      5.50%, 7/ 1/2010                                      1,060                                        1,041
Mandalay Resort Group
      10.25%, 8/ 1/2007                                     1,020                                        1,030
MGM Mirage
      6.75%, 4/ 1/2013                                      1,200                                        1,190
Riviera Holdings Corp
      11.00%, 6/15/2010                                       620                                          646
Turning Stone Resort Casino Enterprise
      9.13%, 12/15/2010 (c)                                   400                                          408
                                                                                              -----------------
                                                                                                         4,315
                                                                                              -----------------
Casino Services (0.03%)
Choctaw Resort Development Enterprise
      7.25%, 11/15/2019 (c)                                   735                                          745
                                                                                              -----------------

Cellular Telecommunications (1.06%)
America Movil SAB de CV
      5.45%, 6/27/2008 (c)(d)(e)                            1,975                                        1,975
AT&T Mobility LLC
      7.13%, 12/15/2031                                       905                                        1,009
Centennial Cellular Corp
      10.75%, 12/15/2008 (b)                                  446                                          448
Dobson Cellular Systems Inc
      9.88%, 11/ 1/2012 (b)                                 1,000                                        1,093
iPCS Inc
      7.48%, 5/ 1/2013 (c)(d)                                 575                                          578
New Cingular Wireless Services Inc
      8.13%, 5/ 1/2012                                      1,950                                        2,195
Nextel Communications Inc
      5.95%, 3/15/2014                                      2,925                                        2,880

Cellular Telecommunications
Rogers Wireless Inc
      8.48%, 12/15/2010 (d)                                 3,000                                        3,060
      7.25%, 12/15/2012                                     1,000                                        1,077
      6.38%, 3/ 1/2014                                      3,185                                        3,288
Rural Cellular Corp
      8.25%, 3/15/2012                                      1,000                                        1,055
Vodafone Group PLC
      5.69%, 6/15/2011 (d)                                  1,930                                        1,939
      5.64%, 2/27/2012 (d)(e)                               4,000                                        4,005
                                                                                              -----------------
                                                                                                        24,602
                                                                                              -----------------
Chemicals - Diversified (0.52%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                        240                                          240
Equistar Chemicals LP/Equistar Funding Corp
      10.63%, 5/ 1/2011                                     2,515                                        2,653
Huntsman LLC
      11.50%, 7/15/2012                                     1,515                                        1,689
ICI Wilmington Inc
      5.63%, 12/ 1/2013                                       930                                          930
Ineos Group Holdings Plc
      8.50%, 2/15/2016 (b)(c)                               1,150                                        1,113
Lyondell Chemical Co
      10.50%, 6/ 1/2013                                     1,135                                        1,244
      8.25%, 9/15/2016                                      1,500                                        1,605
Nova Chemicals Corp
      8.50%, 11/15/2013 (d)                                 1,250                                        1,272
Phibro Animal Health Corp
      10.00%, 8/ 1/2013 (c)                                   325                                          346
Reichhold Industries Inc
      9.00%, 8/15/2014 (c)                                    875                                          911
                                                                                              -----------------
                                                                                                        12,003
                                                                                              -----------------
Chemicals - Specialty (0.26%)
Ferro Corp
      9.13%, 1/ 1/2009                                        550                                          567
Hercules Inc
      6.75%, 10/15/2029                                       800                                          800
Millennium America Inc
      9.25%, 6/15/2008                                      2,200                                        2,277
Nalco Co
      7.75%, 11/15/2011                                     1,500                                        1,545
NewMarket Corp
      7.13%, 12/15/2016 (c)                                   750                                          750
                                                                                              -----------------
                                                                                                         5,939
                                                                                              -----------------
Coal (0.10%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
      10.00%, 6/ 1/2012                                       595                                          642
Massey Energy Co
      6.88%, 12/15/2013                                     1,000                                          965
Peabody Energy Corp
      7.38%, 11/ 1/2016                                       725                                          766
                                                                                              -----------------
                                                                                                         2,373
                                                                                              -----------------
Coatings & Paint (0.11%)
Valspar Corp
      6.00%, 5/ 1/2007                                        465                                          465
      5.63%, 5/ 1/2012                                        990                                          995
      6.05%, 5/ 1/2017                                      1,045                                        1,054
                                                                                              -----------------
                                                                                                         2,514
                                                                                              -----------------

                                                                                              -----------------
Commercial Banks (1.02%)
American Express Centurion Bank
      5.41%, 7/19/2007 (d)                                  2,000                                        2,000
Barclays Bank PLC
      5.93%, 12/31/2049 (c)(d)                              3,350                                        3,386
BOI Capital Funding No 2 LP
      5.57%, 8/29/2049 (c)(d)                               1,345                                        1,324
Commonwealth Bank of Australia
      6.02%, 3/15/2036 (c)                                  1,700                                        1,717
Glitnir Banki HF
      5.52%, 10/15/2008 (b)(c)(d)                           1,500                                        1,498
HSBC Holdings PLC
      5.25%, 12/12/2012 (b)                                   300                                          301
KeyBank NA
      5.38%, 8/ 8/2007 (d)                                    750                                          750
      5.51%, 11/ 3/2009 (d)                                 2,000                                        2,003
Lloyds TSB Group PLC
      6.27%, 11/14/2016 (c)(d)                              2,585                                        2,572
Royal Bank of Scotland Group PLC
      5.00%, 10/ 1/2014                                       220                                          215
Societe Generale
      5.92%, 4/ 5/2017 (c)(d)                               1,225                                        1,227
Union Planters Bank NA
      5.13%, 6/15/2007                                        310                                          310
United Overseas Bank Ltd
      4.50%, 7/ 2/2013 (c)                                    325                                          314
US Bank NA/Cincinnati OH
      6.38%, 8/ 1/2011                                        275                                          288
VTB Capital SA for Vneshtorgbank
      6.10%, 9/21/2007 (c)                                  1,410                                        1,412
Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                                        385                                          414
Woori Bank
      6.13%, 5/ 3/2016 (c)(d)                               1,700                                        1,742
      6.21%, 5/ 2/2037 (c)(d)(f)                            2,265                                        2,267
                                                                                              -----------------
                                                                                                        23,740
                                                                                              -----------------
Commercial Services (0.16%)
Iron Mountain Inc
      8.25%, 7/ 1/2011                                      1,175                                        1,178
      8.63%, 4/ 1/2013                                      1,350                                        1,391
Vertrue Inc
      9.25%, 4/ 1/2014                                        950                                        1,035
                                                                                              -----------------
                                                                                                         3,604
                                                                                              -----------------
Computer Services (0.05%)
Sungard Data Systems Inc
      9.13%, 8/15/2013                                      1,150                                        1,233
                                                                                              -----------------

Computers - Integrated Systems (0.00%)
NCR Corp
      7.13%, 6/15/2009                                        100                                          103
                                                                                              -----------------

Computers - Memory Devices (0.17%)
Seagate Technology HDD Holdings
      6.38%, 10/ 1/2011                                       985                                          981
      6.80%, 10/ 1/2016                                     2,965                                        2,939
                                                                                              -----------------
                                                                                                         3,920
                                                                                              -----------------

Consumer Products - Miscellaneous (0.18%)
American Achievement Corp
      8.25%, 4/ 1/2012                                      1,225                                        1,247
Blyth Inc
      7.90%, 10/ 1/2009                                     1,300                                        1,342
      5.50%, 11/ 1/2013                                     1,150                                        1,006
Jarden Corp
      7.50%, 5/ 1/2017                                        500                                          512
                                                                                              -----------------
                                                                                                         4,107
                                                                                              -----------------
Containers - Metal & Glass (0.29%)
Ball Corp
      6.88%, 12/15/2012                                     1,000                                        1,023
      6.63%, 3/15/2018                                        500                                          501
Impress Holdings BV
      8.48%, 9/15/2013 (b)(c)(d)                              750                                          767
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                      2,931                                        2,990
      8.75%, 11/15/2012                                     1,404                                        1,479
                                                                                              -----------------
                                                                                                         6,760
                                                                                              -----------------
Containers - Paper & Plastic (0.10%)
Berry Plastics Holding Corp
      8.88%, 9/15/2014                                        800                                          824
Intertape Polymer US Inc
      8.50%, 8/ 1/2014                                        350                                          314
Jefferson Smurfit Corp US
      8.25%, 10/ 1/2012                                       500                                          506
Plastipak Holdings Inc
      8.50%, 12/15/2015 (b)(c)                                375                                          401
Smurfit-Stone Container Enterprises Inc
      8.38%, 7/ 1/2012 (b)                                    300                                          305
                                                                                              -----------------
                                                                                                         2,350
                                                                                              -----------------
Credit Card Asset Backed Securities (1.77%)
American Express Credit Account Master Trust
      5.57%, 9/15/2011 (d)                                    600                                          602
Bank One Issuance Trust
      3.59%, 5/17/2010                                      1,000                                          993
      5.64%, 3/15/2012 (d)                                  3,550                                        3,568
Chase Credit Card Master Trust
      5.67%, 10/15/2010 (d)                                 1,550                                        1,555
      5.65%, 1/17/2011 (d)                                  3,100                                        3,112
      5.67%, 2/15/2011 (d)                                  7,500                                        7,540
Citibank Credit Card Issuance Trust
      5.68%, 6/25/2009 (d)                                  3,250                                        3,252
      5.54%, 5/20/2011 (d)                                  2,300                                        2,306
Citibank Credit Card Master Trust I
      5.63%, 3/10/2011 (d)                                  1,875                                        1,883
First USA Credit Card Master Trust
      5.68%, 4/18/2011 (d)                                  3,650                                        3,664
GE Capital Credit Card Master Note Trust
      5.62%, 6/15/2010 (d)                                  2,000                                        2,001
      5.50%, 3/15/2015 (d)(g)                               3,160                                        3,157
MBNA Credit Card Master Note Trust
      5.70%, 10/15/2009 (d)                                 1,600                                        1,600
      5.69%, 1/18/2011 (d)(e)                               2,500                                        2,511
Providian Master Note Trust
      5.10%, 11/15/2012 (c)                                 3,350                                        3,348
                                                                                              -----------------
                                                                                                        41,092
                                                                                              -----------------

Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
      7.00%, 10/15/2007                                     1,500                                        1,509
                                                                                              -----------------

Data Processing & Management (0.07%)
Dun & Bradstreet Corp
      5.50%, 3/15/2011                                      1,350                                        1,362
Fidelity National Information Services
      4.75%, 9/15/2008                                        225                                          221
                                                                                              -----------------
                                                                                                         1,583
                                                                                              -----------------
Dialysis Centers (0.07%)
DaVita Inc
      6.63%, 3/15/2013                                      1,560                                        1,566
                                                                                              -----------------

Direct Marketing (0.05%)
Visant Corp
      7.63%, 10/ 1/2012                                     1,150                                        1,177
                                                                                              -----------------

Diversified Financial Services (0.05%)
General Electric Capital Corp
      4.63%, 9/15/2009 (b)                                    285                                          283
      4.25%, 12/ 1/2010                                       735                                          718
      5.65%, 6/ 9/2014                                        240                                          245
                                                                                              -----------------
                                                                                                         1,246
                                                                                              -----------------
Diversified Manufacturing Operations (0.18%)
Blount Inc
      8.88%, 8/ 1/2012                                      1,000                                        1,050
Bombardier Inc
      8.00%, 11/15/2014 (b)(c)                                750                                          788
Carlisle Cos Inc
      6.13%, 8/15/2016                                      2,200                                        2,241
                                                                                              -----------------
                                                                                                         4,079
                                                                                              -----------------
Diversified Minerals (0.08%)
Vale Overseas Ltd
      6.25%, 1/23/2017                                      1,850                                        1,897
                                                                                              -----------------

Diversified Operations (0.04%)
Leucadia National Corp
      7.13%, 3/15/2017 (c)                                  1,000                                          995
                                                                                              -----------------

Diversified Operations & Commercial
Services (0.05%)
Aramark Corp
      8.50%, 2/ 1/2015 (c)                                    550                                          576
Chemed Corp
      8.75%, 2/24/2011                                        600                                          626
                                                                                              -----------------
                                                                                                         1,202
                                                                                              -----------------
Drug Delivery Systems (0.16%)
Hospira Inc
      5.83%, 3/30/2010 (d)(e)                               2,000                                        2,006
      5.55%, 3/30/2012                                      1,720                                        1,730
                                                                                              -----------------
                                                                                                         3,736
                                                                                              -----------------
E-Commerce - Products (0.03%)
FTD Inc
      7.75%, 2/15/2014                                        725                                          729
                                                                                              -----------------


Electric - Distribution (0.09%)
Detroit Edison Co/The
      5.70%, 10/ 1/2037                                     2,170                                        2,114
                                                                                              -----------------

Electric - Generation (0.31%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                                    1,460                                        1,566
CE Generation LLC
      7.42%, 12/15/2018                                     1,087                                        1,137
Indiantown Cogeneration LP
      9.26%, 12/15/2010                                     3,114                                        3,293
Korea East-West Power Co Ltd
      4.88%, 4/21/2011 (c)                                    280                                          278
Tenaska Oklahoma
      6.53%, 12/30/2014 (c)                                   424                                          419
Tenaska Virginia Partners LP
      6.12%, 3/30/2024 (c)                                    489                                          500
                                                                                              -----------------
                                                                                                         7,193
                                                                                              -----------------
Electric - Integrated (2.78%)
Alabama Power Co
      5.55%, 8/25/2009 (d)                                  1,000                                        1,003
AmerenUE
      5.40%, 2/ 1/2016                                      1,605                                        1,569
      5.10%, 10/ 1/2019                                     1,335                                        1,244
Appalachian Power Co
      5.68%, 6/29/2007 (d)                                  2,500                                        2,501
Arizona Public Service Co
      6.50%, 3/ 1/2012                                      2,640                                        2,752
      5.80%, 6/30/2014                                        555                                          560
      6.25%, 8/ 1/2016                                      1,900                                        1,963
Baltimore Gas & Electric Co
      5.90%, 10/ 1/2016 (c)                                 1,000                                        1,017
Carolina Power & Light Co
      6.65%, 4/ 1/2008                                        200                                          202
Commonwealth Edison Co
      4.70%, 4/15/2015                                      2,740                                        2,537
      5.95%, 8/15/2016                                      1,380                                        1,375
      5.90%, 3/15/2036                                        500                                          476
Consumers Energy Co
      4.25%, 4/15/2008                                        140                                          139
Dayton Power & Light Co/The
      5.12%, 10/ 1/2013 (d)                                   600                                          593
Dominion Resources Inc/VA
      5.65%, 9/28/2007 (d)                                  1,440                                        1,440
      5.69%, 5/15/2008                                      2,150                                        2,155
      8.13%, 6/15/2010                                      1,075                                        1,164
DTE Energy Co
      6.35%, 6/ 1/2016                                        725                                          757
Entergy Gulf States Inc
      3.60%, 6/ 1/2008                                        345                                          338
      6.09%, 12/ 8/2008 (c)(d)                              1,465                                        1,469
Entergy Louisiana LLC
      5.83%, 11/ 1/2010                                       350                                          348
Exelon Corp
      4.45%, 6/15/2010                                        575                                          561
      6.75%, 5/ 1/2011                                        355                                          371
Georgia Power Co
      5.54%, 2/17/2009 (d)                                  2,650                                        2,656

Electric - Integrated
Indianapolis Power & Light Co
      7.38%, 8/ 1/2007                                        620                                          623
Integrys Energy Group Inc
      7.00%, 11/ 1/2009                                     1,540                                        1,603
MidAmerican Energy Holdings Co
      4.63%, 10/ 1/2007                                       380                                          379
      3.50%, 5/15/2008                                        975                                          958
Mirant Americas Generation LLC
      8.30%, 5/ 1/2011                                        850                                          899
Nevada Power Co
      9.00%, 8/15/2013                                      1,250                                        1,346
      6.65%, 4/ 1/2036                                      1,600                                        1,677
Northeast Utilities
      3.30%, 6/ 1/2008                                        460                                          449
Ohio Power Co
      5.53%, 4/ 5/2010 (d)(e)                               2,870                                        2,872
PPL Energy Supply LLC
      6.40%, 11/ 1/2011                                        50                                           52
      5.40%, 8/15/2014                                        735                                          723
PSEG Power LLC
      3.75%, 4/ 1/2009                                      2,750                                        2,673
Puget Sound Energy Inc
      3.36%, 6/ 1/2008                                        350                                          343
Sierra Pacific Power Co
      6.25%, 4/15/2012                                      3,100                                        3,191
Southern California Edison Co
      5.46%, 2/ 2/2009 (d)(e)                               1,325                                        1,328
Southern Co
      5.30%, 1/15/2012                                      1,525                                        1,536
Southern Power Co/GA
      6.38%, 11/15/2036                                     1,435                                        1,433
Southwestern Electric Power Co
      5.55%, 1/15/2017                                      1,700                                        1,690
Southwestern Public Service Co
      6.00%, 10/ 1/2036                                     1,000                                          994
TXU Electric Delivery Co
      5.73%, 9/16/2008 (c)(d)                               1,175                                        1,175
      6.38%, 5/ 1/2012                                      3,330                                        3,474
      7.25%, 1/15/2033                                        115                                          130
TXU Energy Co LLC
      6.13%, 3/15/2008                                      3,055                                        3,071
Virginia Electric & Power Co
      4.50%, 12/15/2010                                       325                                          318
      5.40%, 1/15/2016                                      1,535                                        1,529
Xcel Energy Inc
      6.50%, 7/ 1/2036                                        915                                          963
                                                                                              -----------------
                                                                                                        64,619
                                                                                              -----------------
Electronic Components - Miscellaneous (0.25%)
Communications & Power Industries Inc
      8.00%, 2/ 1/2012                                        500                                          512
Flextronics International Ltd
      6.50%, 5/15/2013                                      2,000                                        1,983
Jabil Circuit Inc
      5.88%, 7/15/2010                                      2,570                                        2,559
NXP BV/NXP Funding LLC
      9.50%, 10/15/2015 (c)                                   800                                          840
                                                                                              -----------------
                                                                                                         5,894
                                                                                              -----------------

Electronic Components - Semiconductors (0.32%)
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                                      1,520                                        1,573
Conexant Systems Inc
      9.11%, 11/15/2010 (d)                                 1,000                                        1,030
Freescale Semiconductor Inc
      9.13%, 12/15/2014 (c)                                   800                                          796
      9.23%, 12/15/2014 (b)(c)(d)                             400                                          400
Hynix Semiconductor Manufacturing America Inc
      8.63%, 5/15/2007 (c)                                  3,710                                        3,711
                                                                                              -----------------
                                                                                                         7,510
                                                                                              -----------------
Electronic Connectors (0.06%)
Thomas & Betts Corp
      6.63%, 5/ 7/2008                                      1,330                                        1,337
                                                                                              -----------------

Electronics - Military (0.07%)
L-3 Communications Corp
      7.63%, 6/15/2012                                      1,500                                        1,554
                                                                                              -----------------

Energy - Alternate Sources (0.02%)
Aventine Renewable Energy Holdings Inc
      10.00%, 4/ 1/2017 (c)                                   500                                          520
                                                                                              -----------------

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
      4.50%, 8/12/2009                                        740                                          736
                                                                                              -----------------

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
      7.25%, 6/12/2007                                        180                                          180
                                                                                              -----------------

Finance - Auto Loans (0.48%)
Ford Motor Credit Co
      5.80%, 1/12/2009                                      2,000                                        1,967
      7.38%, 10/28/2009                                       200                                          200
      9.75%, 9/15/2010 (b)                                  1,250                                        1,323
      9.88%, 8/10/2011                                      1,850                                        1,970
      8.11%, 1/13/2012 (d)                                    650                                          641
      9.81%, 4/15/2012 (d)                                    375                                          401
      8.00%, 12/15/2016                                       300                                          293
GMAC LLC
      6.31%, 11/30/2007                                     1,010                                        1,006
      6.13%, 1/22/2008 (b)                                    850                                          849
      6.88%, 9/15/2011                                        800                                          803
      6.00%, 12/15/2011                                     1,815                                        1,767
                                                                                              -----------------
                                                                                                        11,220
                                                                                              -----------------
Finance - Commercial (0.84%)
Caterpillar Financial Services Corp
      5.37%, 7/27/2007 (d)                                  3,000                                        3,000
      5.05%, 12/ 1/2010                                     1,375                                        1,377
CIT Group Inc
      5.59%, 4/27/2011 (d)(e)                               3,250                                        3,235
      5.64%, 7/28/2011 (d)                                  2,000                                        1,985
      5.61%, 2/13/2012 (d)                                  1,850                                        1,837
      6.10%, 3/15/2067                                      1,135                                        1,093
Textron Financial Corp
      5.49%, 2/25/2011 (d)(e)                               5,325                                        5,319

Finance - Commercial
Textron Financial Corp (continued)
      6.00%, 2/15/2067 (b)(c)(d)                            1,750                                        1,690
                                                                                              -----------------
                                                                                                        19,536
                                                                                              -----------------
Finance - Consumer Loans (0.69%)
American General Finance Corp
      3.88%, 10/ 1/2009                                       400                                          389
      5.64%, 8/17/2011 (d)(e)                               3,135                                        3,149
HSBC Finance Capital Trust IX
      5.91%, 11/30/2035                                       650                                          652
HSBC Finance Corp
      4.63%, 1/15/2008                                        100                                           99
      4.13%, 12/15/2008                                       900                                          885
      4.13%, 11/16/2009                                     1,750                                        1,709
      5.64%, 11/16/2009 (d)                                 3,275                                        3,292
      6.38%, 10/15/2011                                       110                                          115
      7.00%, 5/15/2012                                      2,095                                        2,251
SLM Corp
      5.51%, 7/26/2010 (d)                                  3,500                                        3,393
                                                                                              -----------------
                                                                                                        15,934
                                                                                              -----------------
Finance - Credit Card (0.28%)
Capital One Bank
      5.00%, 6/15/2009                                      2,165                                        2,159
      6.50%, 6/13/2013 (b)                                  2,800                                        2,932
      5.13%, 2/15/2014                                        425                                          415
Capital One Capital III
      7.69%, 8/15/2036                                        895                                          967
                                                                                              -----------------
                                                                                                         6,473
                                                                                              -----------------
Finance - Investment Banker & Broker (2.31%)
Bear Stearns Cos Inc/The
      5.30%, 10/30/2015                                       790                                          778
Credit Suisse USA Inc
      5.60%, 1/15/2010 (d)                                  1,500                                        1,506
E*Trade Financial Corp
      8.00%, 6/15/2011                                      1,000                                        1,051
Goldman Sachs Group Inc/The
      3.88%, 1/15/2009                                        640                                          628
      6.65%, 5/15/2009                                         75                                           77
      5.55%, 3/ 2/2010 (d)                                  1,500                                        1,505
      5.54%, 2/ 6/2012 (d)                                  2,000                                        1,999
      5.25%, 10/15/2013                                     2,690                                        2,674
      5.63%, 1/15/2017                                      1,750                                        1,742
      5.95%, 1/15/2027                                        675                                          667
      6.45%, 5/ 1/2036                                      1,000                                        1,038
Jefferies Group Inc
      6.25%, 1/15/2036                                      5,320                                        5,161
JPMorgan Chase & Co
      5.52%, 3/ 9/2009 (d)                                  2,000                                        2,006
      6.75%, 2/ 1/2011                                      2,675                                        2,814
      4.75%, 3/ 1/2015 (b)                                  2,375                                        2,298
      5.25%, 5/ 1/2015                                      4,040                                        4,004
Lazard Group
      7.13%, 5/15/2015                                      2,040                                        2,161
Lehman Brothers Holdings Inc
      5.61%, 11/10/2009 (d)                                 3,000                                        3,012
Merrill Lynch & Co Inc
      5.61%, 2/ 6/2009 (d)                                  2,275                                        2,282
      5.58%, 2/ 5/2010 (b)(d)                               1,500                                        1,505

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc (continued)
      5.56%, 11/ 1/2011 (d)(e)                              4,650                                        4,655
      6.22%, 9/15/2026                                        250                                          255
      6.11%, 1/29/2037                                      1,500                                        1,490
Morgan Stanley
      5.64%, 1/15/2010 (d)                                  3,925                                        3,943
      6.75%, 4/15/2011                                        640                                          677
      5.30%, 3/ 1/2013 (b)                                    455                                          456
      4.75%, 4/ 1/2014                                      3,555                                        3,404
                                                                                              -----------------
                                                                                                        53,788
                                                                                              -----------------
Finance - Leasing Company (0.09%)
International Lease Finance Corp
      5.76%, 1/15/2010 (d)                                  2,000                                        2,013
                                                                                              -----------------

Finance - Mortgage Loan/Banker (2.73%)
Countrywide Financial Corp
      5.62%, 12/19/2008 (d)(e)                              4,165                                        4,166
      6.25%, 5/15/2016                                      1,700                                        1,717
Countrywide Home Loans Inc
      5.61%, 11/16/2007 (d)                                   750                                          751
      4.25%, 12/19/2007                                       240                                          238
Fannie Mae
      3.70%, 11/ 1/2007                                     1,870                                        1,855
      2.88%, 5/19/2008                                        825                                          806
      5.25%, 1/15/2009 (b)                                    350                                          352
      7.25%, 1/15/2010 (b)                                    250                                          265
      6.00%, 5/15/2011 (b)                                     75                                           78
      5.62%, 2/25/2018 (d)                                  1,064                                        1,067
      5.57%, 11/25/2022 (d)                                 1,352                                        1,359
      5.52%, 1/25/2023 (d)                                  1,713                                        1,720
      7.25%, 5/15/2030 (b)                                  9,400                                       11,911
      5.62%, 2/25/2032 (d)                                  2,649                                        2,659
      5.57%, 3/25/2035 (d)                                  1,167                                        1,169
      6.50%, 2/25/2047 (g)                                  1,910                                        1,994
Fannie Mae Whole Loan
      5.52%, 5/25/2035 (d)                                  2,336                                        2,344
Freddie Mac
      4.75%, 5/ 6/2013                                      1,150                                        1,127
      4.63%, 5/28/2013                                        925                                          901
      5.62%, 6/15/2018 (d)                                  1,349                                        1,353
      5.77%, 6/15/2023 (d)                                  1,600                                        1,618
      5.72%, 7/15/2023 (d)(e)                               3,454                                        3,475
      5.67%, 2/15/2030 (d)                                  1,104                                        1,107
      5.67%, 5/15/2030 (d)                                    908                                          912
      6.75%, 3/15/2031                                         53                                           64
      5.50%, 9/15/2031 (d)                                  5,025                                        5,010
Ginnie Mae
      3.96%, 6/16/2031                                      3,972                                        3,849
      1.13%, 2/16/2047 (d)                                 30,913                                        1,982
Residential Capital LLC
      6.73%, 6/29/2007 (d)                                  2,025                                        2,027
      5.84%, 6/ 9/2008 (d)(e)                               1,500                                        1,490
      6.00%, 2/22/2011                                      2,665                                        2,635
      6.50%, 4/17/2013                                      1,410                                        1,409
                                                                                              -----------------
                                                                                                        63,410
                                                                                              -----------------
Finance - Other Services (0.18%)
Alamosa Delaware Inc
      11.00%, 7/31/2010                                     1,500                                        1,598
Finance - Other Services
American Real Estate Partners LP/American
Real Estate Finance Corp
      8.13%, 6/ 1/2012 (b)                                  1,000                                        1,020
      7.13%, 2/15/2013                                        595                                          586
Mizuho JGB Investment LLC
      9.87%, 12/29/2049 (c)(d)                              1,000                                        1,049
                                                                                              -----------------
                                                                                                         4,253
                                                                                              -----------------
Financial Guarantee Insurance (0.09%)
AMBAC Financial Group Inc
      6.15%, 2/15/2037                                      1,160                                        1,112
MGIC Investment Corp
      5.63%, 9/15/2011                                        980                                          986
                                                                                              -----------------
                                                                                                         2,098
                                                                                              -----------------
Food - Meat Products (0.11%)
Bertin Ltda
      10.25%, 10/ 5/2016 (c)                                2,310                                        2,579
                                                                                              -----------------

Food - Miscellaneous/Diversified (0.18%)
Corn Products International Inc
      8.45%, 8/15/2009                                        470                                          499
General Mills Inc
      5.48%, 1/22/2010 (d)(e)                               3,575                                        3,578
                                                                                              -----------------
                                                                                                         4,077
                                                                                              -----------------
Food - Retail (0.41%)
Delhaize America Inc
      8.13%, 4/15/2011                                      3,555                                        3,933
Ingles Markets Inc
      8.88%, 12/ 1/2011                                       875                                          912
Safeway Inc
      7.00%, 9/15/2007                                        315                                          317
      5.70%, 3/27/2009 (d)                                  4,450                                        4,457
                                                                                              -----------------
                                                                                                         9,619
                                                                                              -----------------
Food - Wholesale & Distribution (0.00%)
Sysco International Co
      6.10%, 6/ 1/2012                                        100                                          104
                                                                                              -----------------

Gas - Distribution (0.17%)
SEMCO Energy Inc
      7.13%, 5/15/2008                                        738                                          744
Sempra Energy
      4.75%, 5/15/2009                                        675                                          670
Southern Union Co
      6.15%, 8/16/2008                                      1,315                                        1,326
      7.20%, 11/ 1/2066 (d)                                 1,250                                        1,271
                                                                                              -----------------
                                                                                                         4,011
                                                                                              -----------------
Health Care Cost Containment (0.07%)
McKesson Corp
      5.25%, 3/ 1/2013                                      1,610                                        1,607
                                                                                              -----------------

Home Equity - Other (7.03%)
ACE Securities Corp
      5.53%, 5/25/2035 (d)                                    771                                          771
      5.43%, 7/25/2035 (d)                                    117                                          117
      5.53%, 8/25/2035 (d)                                  6,050                                        6,051
      5.53%, 9/25/2035 (d)(e)                               4,875                                        4,872
      5.52%, 10/25/2035 (d)                                 5,100                                        5,101

Home Equity - Other
Asset Backed Funding Certificates
      5.58%, 2/25/2035 (d)                                    137                                          137
      5.50%, 6/25/2035 (d)                                  1,653                                        1,654
      5.56%, 7/25/2035 (d)                                  2,855                                        2,857
Asset Backed Securities Corp Home Equity
      5.61%, 3/25/2035 (d)(e)                                 838                                          838
      5.42%, 7/25/2036 (d)(e)                               2,847                                        2,846
Bear Stearns Asset Backed Securities Inc
      5.92%, 3/25/2034 (d)                                  1,098                                        1,098
      5.59%, 9/25/2035 (d)                                  8,075                                        8,072
      5.48%, 8/25/2036 (d)(e)                               7,145                                        7,124
      5.53%, 4/25/2037 (d)(e)(g)                            3,200                                        3,200
CDC Mortgage Capital Trust
      5.89%, 6/25/2034 (d)                                    637                                          638
Citigroup Mortgage Loan Trust Inc
      5.59%, 10/25/2035 (d)(e)                             13,000                                       13,019
Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (d)                                  4,000                                        4,037
First NLC Trust
      5.65%, 5/25/2035 (d)                                    901                                          899
      5.55%, 12/25/2035 (d)(e)                             11,900                                       11,907
GMAC Mortgage Corp Loan Trust
      5.75%, 10/25/2036                                     4,850                                        4,853
      5.81%, 10/25/2036                                     1,825                                        1,829
HSI Asset Securitization Corp Trust
      5.46%, 1/25/2037 (d)(e)                               6,548                                        6,544
Indymac Residential Asset Backed Trust
      5.56%, 8/25/2035 (d)                                  2,792                                        2,794
IXIS Real Estate Capital Trust
      5.58%, 9/25/2035 (d)(e)                               3,805                                        3,808
      5.56%, 12/25/2035 (d)                                 2,375                                        2,377
JP Morgan Mortgage Acquisition Corp
      5.58%, 7/25/2035 (d)(e)                              16,200                                       16,229
Master Asset Backed Securities Trust
      5.55%, 12/25/2034 (d)                                     1                                            1
Merrill Lynch Mortgage Investors Inc
      5.52%, 2/25/2036 (d)                                    533                                          533
Morgan Stanley ABS Capital I
      6.19%, 12/25/2034 (d)                                 1,500                                        1,492
      5.42%, 7/25/2035 (d)                                    485                                          485
      5.57%, 9/25/2035 (d)                                  5,500                                        5,505
Morgan Stanley Home Equity Loans
      5.43%, 8/25/2035 (d)                                  1,153                                        1,152
New Century Home Equity Loan Trust
      5.61%, 3/25/2035 (d)                                    482                                          482
Nomura Home Equity Loan Inc
      5.54%, 5/25/2035 (d)                                  1,571                                        1,572
Option One Mortgage Loan Trust
      6.37%, 5/25/2034 (d)                                  1,250                                        1,250
      5.56%, 2/25/2035 (d)                                    178                                          178
      6.32%, 2/25/2035 (d)                                    600                                          601
      5.54%, 5/25/2035 (d)                                  1,660                                        1,660
      5.77%, 3/25/2037 (d)                                  4,325                                        4,335
Residential Asset Securities Corp
      5.76%, 10/25/2033 (d)                                   304                                          304
      5.91%, 12/25/2033 (d)                                 1,765                                        1,765
      6.47%, 3/25/2035 (d)                                  1,050                                        1,033
      5.52%, 5/25/2035 (d)                                  1,247                                        1,248
      5.52%, 6/25/2035 (d)                                  2,333                                        2,334
      5.48%, 7/25/2035 (d)                                  3,521                                        3,522
      5.59%, 7/25/2035 (d)                                 11,000                                       11,014
Saxon Asset Securities Trust
      6.45%, 3/25/2035 (d)                                  1,800                                        1,802
Soundview Home Equity Loan Trust
      5.41%, 7/25/2036 (d)(e)                               6,450                                        6,449
Wells Fargo Home Equity Trust
      5.82%, 4/25/2034 (d)                                  1,140                                        1,140
                                                                                              -----------------
                                                                                                       163,529
                                                                                              -----------------
Home Equity - Sequential (0.34%)
Countrywide Asset-Backed Certificates
      5.39%, 4/25/2036                                      3,850                                        3,837
      5.51%, 8/25/2036                                      3,235                                        3,230
Residential Asset Securities Corp
      4.70%, 10/25/2031                                       780                                          774
                                                                                              -----------------
                                                                                                         7,841
                                                                                              -----------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                      2,000                                        2,000
                                                                                              -----------------

Housewares (0.15%)
Vitro SA de CV
      8.63%, 2/ 1/2012 (b)(c)                               2,255                                        2,337
      9.13%, 2/ 1/2017 (b)(c)                               1,085                                        1,137
                                                                                              -----------------
                                                                                                         3,474
                                                                                              -----------------
Independent Power Producer (0.07%)
NRG Energy Inc
      7.25%, 2/ 1/2014                                      1,350                                        1,397
      7.38%, 1/15/2017                                        200                                          207
                                                                                              -----------------
                                                                                                         1,604
                                                                                              -----------------
Industrial (0.14%)
Union Pacific Corp
      5.65%, 5/ 1/2017                                      1,575                                        1,582
      6.15%, 5/ 1/2037                                      1,575                                        1,583
                                                                                              -----------------
                                                                                                         3,165
                                                                                              -----------------
Industrial Automation & Robots (0.11%)
Intermec Inc
      7.00%, 3/15/2008                                      2,500                                        2,512
                                                                                              -----------------

Industrial Gases (0.01%)
Praxair Inc
      6.50%, 3/ 1/2008                                        235                                          237
                                                                                              -----------------

Insurance Brokers (0.16%)
Marsh & McLennan Cos Inc
      5.50%, 7/13/2007 (d)                                  1,275                                        1,275
Willis North America Inc
      6.20%, 3/28/2017                                      2,460                                        2,469
                                                                                              -----------------
                                                                                                         3,744
                                                                                              -----------------
Investment Companies (0.17%)
Canadian Oil Sands Ltd
      4.80%, 8/10/2009 (c)                                  1,700                                        1,678
Xstrata Finance Dubai Ltd
      5.71%, 11/13/2009 (c)(d)                              2,150                                        2,152
                                                                                              -----------------
                                                                                                         3,830
                                                                                              -----------------

                                                                                              -----------------
Investment Management & Advisory
Services (0.13%)
Ameriprise Financial Inc
      5.35%, 11/15/2010                                        55                                           55
      7.52%, 6/ 1/2066 (d)                                  2,800                                        3,039
                                                                                              -----------------
                                                                                                         3,094
                                                                                              -----------------
Leisure & Recreation Products (0.07%)
K2 Inc
      7.38%, 7/ 1/2014                                      1,500                                        1,582
                                                                                              -----------------

Life & Health Insurance (1.07%)
Cigna Corp
      6.15%, 11/15/2036                                     1,430                                        1,431
Great West Life & Annuity Insurance Co
      7.15%, 5/16/2046 (c)(d)                               2,855                                        3,015
Hartford Life Global Funding Trusts
      5.52%, 9/15/2009 (d)                                  3,475                                        3,487
Lincoln National Corp
      5.46%, 4/ 6/2009 (d)(e)                               4,200                                        4,206
      6.05%, 4/20/2067 (d)                                  1,345                                        1,330
Pacific Life Global Funding
      5.58%, 6/22/2011 (c)(d)                               2,500                                        2,503
Stancorp Financial Group Inc
      6.88%, 10/ 1/2012                                     1,065                                        1,130
Stingray Pass-Through Trust
      5.90%, 1/12/2015 (c)                                  3,000                                        2,790
Sun Life Financial Global Funding LP
      5.60%, 7/ 6/2010 (c)(d)                               1,750                                        1,752
Unum Group
      6.00%, 5/15/2008                                      2,200                                        2,207
      5.86%, 5/15/2009                                      1,050                                        1,059
                                                                                              -----------------
                                                                                                        24,910
                                                                                              -----------------
Linen Supply & Related Items (0.01%)
Cintas Corp No 2
      5.13%, 6/ 1/2007                                        175                                          175
                                                                                              -----------------

Machinery - Construction & Mining (0.04%)
Terex Corp
      7.38%, 1/15/2014                                        900                                          940
                                                                                              -----------------

Machinery - Electrical (0.03%)
Baldor Electric Co
      8.63%, 2/15/2017                                        700                                          747
                                                                                              -----------------

Machinery - Farm (0.07%)
Case New Holland Inc
      9.25%, 8/ 1/2011                                      1,500                                        1,577
                                                                                              -----------------

Machinery - General Industry (0.02%)
Stewart & Stevenson LLC
      10.00%, 7/15/2014 (c)                                   350                                          368
                                                                                              -----------------

Machinery - Material Handling (0.02%)
Columbus McKinnon Corp/NY
      8.88%, 11/ 1/2013                                       500                                          537
                                                                                              -----------------

Medical - Drugs (0.28%)
Angiotech Pharmaceuticals Inc
      9.11%, 12/ 1/2013 (c)(d)                              1,800                                        1,845

Medical - Drugs
Elan Finance PLC/Elan Finance Corp
      8.88%, 12/ 1/2013 (c)                                   800                                          824
      9.48%, 12/ 1/2013 (c)(d)                              2,570                                        2,615
Teva Pharmaceutical Finance LLC
      6.15%, 2/ 1/2036                                      1,265                                        1,233
                                                                                              -----------------
                                                                                                         6,517
                                                                                              -----------------
Medical - HMO (0.32%)
Centene Corp
      7.25%, 4/ 1/2014 (c)                                    750                                          761
Coventry Health Care Inc
      5.88%, 1/15/2012                                      2,892                                        2,935
      5.95%, 3/15/2017                                      1,495                                        1,485
WellPoint Inc
      5.85%, 1/15/2036                                      2,275                                        2,198
                                                                                              -----------------
                                                                                                         7,379
                                                                                              -----------------
Medical - Hospitals (0.03%)
HCA Inc
      9.25%, 11/15/2016 (c)                                   700                                          763
                                                                                              -----------------

Medical - Wholesale Drug Distribution (0.25%)
AmerisourceBergen Corp
      5.63%, 9/15/2012                                      1,950                                        1,948
Cardinal Health Inc
      5.62%, 10/ 2/2009 (c)(d)                              3,800                                        3,801
                                                                                              -----------------
                                                                                                         5,749
                                                                                              -----------------
Medical Instruments (0.09%)
Accellent Inc
      10.50%, 12/ 1/2013                                      530                                          545
Boston Scientific Corp
      6.00%, 6/15/2011                                      1,515                                        1,530
                                                                                              -----------------
                                                                                                         2,075
                                                                                              -----------------
Medical Products (0.07%)
Baxter International Inc
      5.90%, 9/ 1/2016                                      1,500                                        1,550
                                                                                              -----------------

Metal - Copper (0.05%)
Southern Copper Corp
      7.50%, 7/27/2035                                      1,040                                        1,153
                                                                                              -----------------

Metal - Diversified (0.29%)
Falconbridge Ltd
      7.35%, 6/ 5/2012                                        500                                          548
      7.25%, 7/15/2012                                      3,890                                        4,251
      5.38%, 6/ 1/2015                                        640                                          635
Freeport-McMoRan Copper & Gold Inc
      8.25%, 4/ 1/2015                                      1,275                                        1,379
                                                                                              -----------------
                                                                                                         6,813
                                                                                              -----------------
Metal Processors & Fabrication (0.03%)
Trimas Corp
      9.88%, 6/15/2012                                        600                                          622
                                                                                              -----------------

Money Center Banks (0.19%)
Comerica Capital Trust II
      6.58%, 2/20/2037                                      2,270                                        2,243

Money Center Banks
Rabobank Capital Funding Trust
      5.25%, 12/29/2049 (c)(d)                              2,350                                        2,269
                                                                                              -----------------
                                                                                                         4,512
                                                                                              -----------------
Mortgage Backed Securities (22.73%)
ACT Depositor Corp
      5.62%, 9/22/2041 (c)(d)                               6,249                                        6,233
Adjustable Rate Mortgage Trust
      5.89%, 2/25/2035 (d)                                    860                                          865
      5.60%, 6/25/2035 (d)(e)                               4,561                                        4,568
      5.09%, 11/25/2035 (d)                                 1,600                                        1,602
      5.59%, 8/25/2036 (d)(e)                               7,860                                        7,890
Banc of America Commercial Mortgage Inc
      5.50%, 10/ 9/2009 (a)(d)(e)                           3,200                                        3,200
      5.68%, 8/10/2016 (d)                                  3,750                                        3,818
      0.09%, 7/10/2043 (c)(d)                             159,965                                        1,938
      4.86%, 7/10/2043                                      3,000                                        2,913
      4.97%, 7/10/2043                                      1,890                                        1,821
      5.33%, 9/10/2045                                      4,775                                        4,797
      5.31%, 10/10/2045 (d)                                 3,920                                        3,934
Banc of America Funding Corp
      5.40%, 7/20/2036 (d)                                  1,509                                        1,506
      5.60%, 7/20/2036 (d)(e)                               8,462                                        8,477
Bear Stearns Adjustable Rate Mortgage Trust
      3.52%, 6/25/2034 (d)                                    855                                          839
      5.09%, 8/25/2035 (d)                                  2,496                                        2,501
Bear Stearns Alt-A Trust
      5.60%, 7/25/2035 (d)                                    658                                          658
      5.48%, 11/25/2036 (d)(e)                              1,598                                        1,600
      5.49%, 4/25/2037 (d)(e)(g)                            1,166                                        1,164
Bear Stearns Asset Backed Securities Inc
      5.55%, 4/25/2036 (d)(e)                               4,301                                        4,296
Bear Stearns Commercial Mortgage Securities Inc
      0.65%, 5/11/2039 (c)(d)                               6,786                                          116
      3.24%, 2/11/2041                                      1,050                                        1,026
Bear Stearns Mortgage Funding Trust
      5.53%, 7/25/2036 (d)(e)(g)                            9,802                                        9,769
Bella Vista Mortgage Trust
      5.62%, 1/22/2045 (d)                                  2,638                                        2,644
      5.57%, 5/20/2045 (d)                                  1,422                                        1,425
Chase Commercial Mortgage Securities Corp
      7.32%, 10/15/2032                                     4,000                                        4,219
Citigroup Commercial Mortgage Trust
      0.72%, 10/15/2049 (d)                                71,900                                        1,974
Citigroup/Deutsche Bank Commercial
Mortgage Trust
      0.65%, 10/15/2048 (d)                               118,535                                        2,795
      0.04%, 12/11/2049 (c)(d)                            121,049                                        1,149
      0.53%, 12/11/2049 (d)                                98,890                                        1,871
      0.56%, 12/11/2049 (c)(d)                            228,182                                        6,374
Commercial Mortgage Pass Through Certificates
      5.22%, 5/10/2043 (d)                                  2,000                                        1,956
      0.05%, 12/10/2046 (d)                                61,493                                          786
      5.25%, 12/10/2046                                     3,500                                        3,503
Countrywide Alternative Loan Trust
      5.54%, 5/25/2035 (d)                                     39                                           39
      6.32%, 7/20/2035 (d)(g)                               1,492                                        1,494
      5.74%, 12/25/2035 (d)                                 5,795                                        5,811
      5.49%, 6/25/2036 (d)(e)                               9,400                                        9,415
      5.60%, 6/25/2036 (d)(e)                               7,813                                        7,839
      5.48%, 5/25/2037 (a)(d)(e)                            7,775                                        7,775
Countrywide Asset-Backed Certificates
      5.60%, 11/25/2035 (d)                                 1,710                                        1,712
      5.59%, 1/25/2036 (d)                                  6,000                                        6,002
Countrywide Home Loan Mortgage Pass
Through Certificates
      4.50%, 1/25/2033                                         20                                           20
      4.59%, 12/19/2033 (d)                                 1,000                                          969
      5.52%, 4/25/2046 (d)(e)                               7,464                                        7,456
      5.62%, 4/25/2046 (d)(e)                              11,954                                       11,996
Credit Suisse Mortgage Capital Certificates
      6.02%, 6/15/2038 (d)                                  2,990                                        3,098
      0.79%, 9/15/2039 (c)                                 78,690                                        2,359
      0.07%, 12/15/2039                                    20,210                                          357
      0.87%, 12/15/2039 (d)                                94,560                                        3,281
CS First Boston Mortgage Securities Corp
      5.60%, 11/15/2020 (c)(d)                              1,751                                        1,752
      1.58%, 3/15/2036 (c)(d)                               9,035                                          269
      0.64%, 5/15/2036 (c)(d)                              13,175                                          149
      0.80%, 7/15/2036 (c)(d)                              13,176                                          257
      5.11%, 7/15/2036 (d)                                  2,450                                        2,421
      0.17%, 11/15/2037 (c)(d)                             22,692                                          472
      7.91%, 9/15/2041 (d)                                    470                                          498
CW Capital Cobalt Ltd
      5.17%, 8/15/2048                                      5,220                                        5,206
Deutsche ALT-A Securities Inc Alternate
Mortgage Loan Trust
      5.50%, 4/25/2036 (d)                                  8,275                                        8,289
First Union National Bank Commercial
Mortgage Securities Inc
      8.09%, 5/17/2032                                        700                                          754
      6.14%, 2/12/2034                                        150                                          156
GE Capital Commercial Mortgage Corp
      0.43%, 5/10/2014                                    164,370                                        2,177
      5.61%, 4/10/2017 (d)                                  7,360                                        7,397
      0.76%, 3/10/2040 (c)(d)                              20,482                                          380
      4.98%, 5/10/2043 (d)                                  5,780                                        5,653
GMAC Commercial Mortgage Securities Inc
      1.00%, 3/10/2038 (c)(d)                               9,753                                          254
Greenpoint Mortgage Funding Trust
      5.59%, 6/25/2045 (d)                                  1,030                                        1,030
      5.62%, 6/25/2045 (d)                                    923                                          924
Greenwich Capital Commercial Funding Corp
      5.48%, 2/10/2017                                      2,443                                        2,448
      0.49%, 6/10/2036 (c)(d)                             105,335                                        1,076
      6.11%, 7/10/2038 (d)                                  3,320                                        3,456
      0.51%, 3/10/2039 (c)(d)                              67,816                                        1,664
GS Mortgage Securities Corp
      0.86%, 11/10/2039                                    37,983                                        1,677
GSR Mortgage Loan Trust
      5.50%, 12/25/2035 (d)(e)                              1,658                                        1,659
      5.58%, 8/25/2046 (d)(e)                               5,242                                        5,255
Harborview Mortgage Loan Trust
      5.56%, 5/19/2047 (d)(e)                               9,558                                        9,584
HSI Asset Securitization Corp Trust
      5.50%, 8/25/2035 (d)                                  5,025                                        5,025
Impac CMB Trust
      6.26%, 10/25/2033 (d)                                   543                                          550
      6.32%, 10/25/2033 (d)                                   438                                          439
      5.70%, 1/25/2035 (d)                                    863                                          863
      5.63%, 4/25/2035 (d)                                    817                                          818
Mortgage Backed Securities
Impac CMB Trust (continued)
      5.75%, 4/25/2035 (d)                                    607                                          608
      5.62%, 8/25/2035 (d)                                  1,005                                        1,007
      5.83%, 8/25/2035 (d)                                  3,066                                        3,079
Impac Secured Assets CMN Owner Trust
      5.59%, 12/25/2031 (d)                                 1,606                                        1,616
      5.48%, 3/25/2037 (d)(e)(g)                            4,000                                        3,987
Indymac Index Mortgage Loan Trust
      5.62%, 4/25/2034 (d)                                    742                                          745
      5.55%, 4/25/2035 (d)                                  1,068                                        1,072
      5.65%, 4/25/2035 (d)                                    742                                          744
      5.58%, 6/25/2035 (d)(e)                               9,004                                        9,023
      5.62%, 8/25/2035 (d)                                  1,477                                        1,482
      5.50%, 1/25/2037 (d)(e)                               3,744                                        3,735
      5.56%, 4/25/2037 (d)(g)                               7,120                                        7,120
JP Morgan Alternative Loan Trust
      5.47%, 3/25/2037 (d)(g)                               7,458                                        7,458
JP Morgan Chase Commercial Mortgage Securities
      0.73%, 10/12/2035 (c)(d)                             24,556                                          882
      5.02%, 1/12/2037                                        755                                          735
      5.31%, 9/12/2037 (d)                                  1,300                                        1,265
      0.80%, 10/12/2037 (c)(d)                             42,207                                        1,749
      1.28%, 1/12/2039 (c)(d)                               9,815                                          327
      5.63%, 6/12/2041 (d)                                  4,005                                        4,058
      0.23%, 1/15/2042 (c)(d)                              25,456                                          454
      4.78%, 7/15/2042                                      4,170                                        4,009
      5.59%, 5/12/2045 (d)                                  2,765                                        2,792
      5.44%, 5/15/2045 (d)                                  4,825                                        4,827
      5.62%, 5/15/2045 (d)                                  1,350                                        1,340
      5.30%, 5/15/2047 (d)                                  5,255                                        5,260
JP Morgan Mortgage Trust
      5.30%, 7/25/2035                                      2,775                                        2,769
      4.95%, 11/25/2035 (d)                                 6,750                                        6,803
      5.30%, 4/25/2036 (d)                                  3,236                                        3,237
      5.84%, 6/25/2036 (d)                                  6,336                                        6,338
      5.99%, 6/25/2036 (d)                                  1,801                                        1,808
      5.97%, 8/25/2036 (d)                                  8,600                                        8,794
      6.00%, 8/25/2036 (d)                                  3,580                                        3,580
      5.58%, 10/25/2036 (d)                                 9,612                                        9,655
LB-UBS Commercial Mortgage Trust
      4.90%, 6/15/2026                                        315                                          314
      6.37%, 12/15/2028                                       400                                          417
      5.74%, 6/15/2032                                      3,538                                        3,585
      0.85%, 3/15/2034 (c)(d)                               3,187                                           37
      0.37%, 3/15/2036 (c)(d)                               7,157                                          203
      1.29%, 3/15/2036 (c)(d)                               5,962                                          176
      0.87%, 8/15/2036 (c)(d)                              10,275                                          198
      5.41%, 9/15/2039 (d)                                  1,200                                        1,198
      0.68%, 2/15/2040 (d)                                 14,913                                          530
      0.13%, 7/15/2040 (c)                                 72,848                                        1,586
Luminent Mortgage Trust
      5.51%, 5/25/2046 (d)(e)                               3,706                                        3,702
Merrill Lynch Mortgage Investors Inc
      5.44%, 8/25/2035 (d)                                    743                                          744
      5.67%, 8/25/2036 (d)                                    471                                          473
Merrill Lynch Mortgage Trust
      5.78%, 8/12/2016                                      4,170                                        4,286
      5.80%, 5/12/2039 (d)                                  4,065                                        4,133
      5.84%, 5/12/2039 (d)                                  5,115                                        5,242
      0.69%, 2/12/2042 (d)                                 26,559                                          349
Merrill Lynch/Countrywide Commercial
Mortgage Trust
      5.46%, 7/12/2046 (d)                                  2,570                                        2,569
      0.74%, 8/12/2048 (d)                                 41,040                                        1,749
      0.06%, 12/12/2049 (d)                                36,930                                          560
      5.11%, 12/12/2049 (d)                                 4,085                                        4,066
Morgan Stanley Capital I
      7.11%, 4/15/2033                                         99                                          102
      1.19%, 1/13/2041 (c)(d)                               6,692                                          219
      5.54%, 5/24/2043 (c)(d)(g)                            4,600                                        4,596
      0.05%, 12/15/2043 (c)(d)                             43,884                                          601
      5.70%, 8/25/2046 (d)(e)(g)                            5,500                                        5,473
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                         24                                           24
      6.20%, 7/15/2033                                        119                                          119
      0.91%, 4/15/2034 (c)(d)                               2,909                                           41
Nationslink Funding Corp
      7.23%, 6/20/2031                                         97                                           99
Nomura Asset Acceptance Corp
      5.67%, 2/25/2035 (d)                                    597                                          598
Residential Accredit Loans Inc
      5.47%, 2/25/2037 (d)(g)                               3,896                                        3,896
Sequoia Mortgage Trust
      5.69%, 2/20/2034 (d)(e)                               3,926                                        3,926
      5.55%, 2/20/2035 (d)                                  1,031                                        1,032
Specialty Underwriting & Residential Finance
      5.83%, 2/25/2035 (d)                                    677                                          679
      5.55%, 12/25/2035 (d)                                   534                                          534
      5.55%, 3/25/2036 (d)                                  1,540                                        1,541
      5.43%, 6/25/2036 (d)                                    189                                          189
Structured Adjustable Rate Mortgage Loan Trust
      4.68%, 7/25/2034 (d)                                  2,300                                        2,271
      6.02%, 8/25/2034 (d)                                  2,310                                        2,326
      5.57%, 3/25/2035 (d)                                    915                                          915
      5.25%, 12/25/2035                                     2,393                                        2,378
      5.25%, 2/25/2036 (d)                                  3,295                                        3,277
Structured Asset Mortgage Investments Inc
      5.62%, 5/25/2045 (d)                                    962                                          964
      5.63%, 9/25/2045 (d)                                  1,459                                        1,466
Structured Asset Securities Corp
      5.50%, 6/25/2036 (d)                                  5,000                                        5,006
Thornburg Mortgage Securities Trust
      5.58%, 10/25/2035 (d)                                 3,897                                        3,899
      5.63%, 6/25/2044 (d)                                  4,624                                        4,627
Wachovia Bank Commercial Mortgage Trust
      0.20%, 11/15/2035 (c)                                66,139                                          720
      0.60%, 10/15/2041 (c)(d)                             56,771                                          896
      0.43%, 3/15/2042 (c)(d)                              96,605                                        1,085
      4.94%, 4/15/2042                                      5,535                                        5,394
      5.25%, 12/15/2043                                     3,550                                        3,545
      4.52%, 5/15/2044                                      3,665                                        3,598
      5.06%, 10/15/2044                                     1,191                                        1,185
      5.88%, 3/15/2045 (d)                                  1,569                                        1,578
      5.80%, 7/15/2045                                      5,000                                        5,123
WaMu Mortgage Pass Through Certificates
      5.96%, 12/25/2027 (d)(e)                              6,775                                        6,775
      3.97%, 3/25/2033                                        537                                          531
      3.80%, 6/25/2034 (d)                                  1,345                                        1,307
      4.67%, 5/25/2035 (d)                                    945                                          932
      5.79%, 7/25/2044 (d)                                    954                                          958
      5.63%, 1/25/2045 (d)                                    781                                          782
      5.69%, 1/25/2045 (d)(e)                               1,472                                        1,477
      5.72%, 1/25/2045 (d)(e)                              11,450                                       11,493
      5.85%, 1/25/2045 (d)                                  2,307                                        2,312
      5.55%, 4/25/2045 (d)                                    599                                          600
      5.59%, 4/25/2045 (d)                                    599                                          600
      5.61%, 7/25/2045 (d)                                  1,330                                        1,332
      5.57%, 11/25/2045 (d)                                 2,685                                        2,691
      5.70%, 11/25/2045 (d)(e)                             11,650                                       11,686
      5.54%, 8/25/2046 (d)(e)                               2,500                                        2,509
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (c)                                  2,599                                        2,523
Washington Mutual Mortgage Pass
Through Certificates
      5.50%, 1/25/2047 (d)                                  5,948                                        5,943
Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (d)                                  3,183                                        3,130
      4.99%, 10/25/2035 (d)                                 1,990                                        1,980
                                                                                              -----------------
                                                                                                       528,360
                                                                                              -----------------
Mortgage Securities (0.57%)
Ginnie Mae
      4.51%, 10/16/2028 (d)(g)                              3,330                                        3,277
      0.85%, 3/16/2047 (d)(g)                              27,136                                        1,776
Merrill Lynch Alternative Note Asset Trust
      5.53%, 4/25/2037 (d)(g)                               8,225                                        8,223
                                                                                              -----------------
                                                                                                        13,276
                                                                                              -----------------
Multi-Line Insurance (0.82%)
AXA SA
      6.46%, 12/14/2018 (c)(d)                                910                                          899
      6.38%, 12/14/2045 (c)(d)                                910                                          886
CNA Financial Corp
      6.00%, 8/15/2011                                      1,875                                        1,917
Genworth Financial Inc
      6.15%, 11/15/2066 (d)                                 2,425                                        2,399
Hartford Financial Services Group Inc
      5.25%, 10/15/2011 (b)                                 1,190                                        1,195
      5.95%, 10/15/2036                                       850                                          850
ING Groep NV
      5.78%, 12/ 8/2035 (b)                                 3,125                                        3,114
MetLife Inc
      6.40%, 12/15/2036 (d)                                 4,550                                        4,541
Metropolitan Life Global Funding I
      5.50%, 3/17/2009 (c)(d)                               1,625                                        1,627
XL Capital Ltd  6.500%
      6.50%, 12/31/2049 (d)                                 1,555                                        1,535
                                                                                              -----------------
                                                                                                        18,963
                                                                                              -----------------
Multimedia (0.67%)
CanWest MediaWorks Inc
      8.00%, 9/15/2012                                        500                                          519
News America Inc
      6.63%, 1/ 9/2008                                      1,875                                        1,888
      4.75%, 3/15/2010                                        160                                          158
      6.20%, 12/15/2034                                       955                                          937
Time Warner Inc
      6.15%, 5/ 1/2007 (e)                                  2,320                                        2,320

Multimedia
Time Warner Inc (continued)
      5.59%, 11/13/2009 (d)                                 3,200                                        3,206
Viacom Inc
      5.70%, 6/16/2009 (d)                                    975                                          978
      5.75%, 4/30/2011                                      1,020                                        1,034
Walt Disney Co/The
      5.38%, 6/ 1/2007                                        520                                          520
      5.44%, 9/10/2009 (d)(e)                               3,950                                        3,956
                                                                                              -----------------
                                                                                                        15,516
                                                                                              -----------------
Music (0.04%)
WMG Acquisition Corp
      7.38%, 4/15/2014                                      1,000                                          960
                                                                                              -----------------

Mutual Insurance (0.09%)
Liberty Mutual Group Inc
      7.00%, 3/15/2037 (b)(c)(d)                            2,000                                        2,010
                                                                                              -----------------

Non-Ferrous Metals (0.06%)
Codelco Inc
      6.15%, 10/24/2036 (c)                                 1,370                                        1,421
                                                                                              -----------------

Non-Hazardous Waste Disposal (0.20%)
Allied Waste North America Inc
      9.25%, 9/ 1/2012                                      2,214                                        2,336
Oakmont Asset Trust
      4.51%, 12/22/2008 (c)                                 1,600                                        1,570
Waste Management Inc
      5.00%, 3/15/2014                                         10                                           10
WCA Waste Corp
      9.25%, 6/15/2014                                        575                                          612
                                                                                              -----------------
                                                                                                         4,528
                                                                                              -----------------
Office Automation & Equipment (0.10%)
Xerox Corp
      6.40%, 3/15/2016                                        775                                          798
      6.75%, 2/ 1/2017                                      1,500                                        1,582
                                                                                              -----------------
                                                                                                         2,380
                                                                                              -----------------
Office Furnishings - Original (0.06%)
Steelcase Inc
      6.50%, 8/15/2011                                      1,290                                        1,325
                                                                                              -----------------

Oil - Field Services (0.55%)
BJ Services Co
      5.53%, 6/ 1/2008 (d)                                  3,875                                        3,878
Halliburton Co
      5.50%, 10/15/2010                                     1,655                                        1,676
Hanover Compressor Co
      8.63%, 12/15/2010                                     1,000                                        1,042
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (d)                                    818                                          820
      8.75%, 9/ 1/2011                                      2,465                                        2,551
Smith International Inc
      6.00%, 6/15/2016 (b)                                  1,190                                        1,214
Weatherford International Ltd
      6.50%, 8/ 1/2036                                      1,500                                        1,528
                                                                                              -----------------
                                                                                                        12,709
                                                                                              -----------------

Oil & Gas Drilling (0.15%)
Transocean Inc
      5.55%, 9/ 5/2008 (d)                                  3,400                                        3,401
                                                                                              -----------------

Oil Company - Exploration &
Production (1.71%)
Alberta Energy Co Ltd
      7.38%, 11/ 1/2031                                       650                                          741
Anadarko Petroleum Corp
      5.75%, 9/15/2009 (d)                                  2,950                                        2,957
      6.45%, 9/15/2036                                      2,870                                        2,877
Apache Corp
      5.25%, 4/15/2013 (b)                                  2,685                                        2,689
      5.63%, 1/15/2017                                        180                                          183
      6.00%, 1/15/2037                                        800                                          805
Canadian Natural Resources Ltd
      6.25%, 3/15/2038                                      1,760                                        1,747
Chesapeake Energy Corp
      7.50%, 9/15/2013                                      1,750                                        1,829
      7.75%, 1/15/2015                                      1,500                                        1,568
Compton Petroleum Finance Corp
      7.63%, 12/ 1/2013                                     1,150                                        1,141
EnCana Corp
      6.30%, 11/ 1/2011                                       175                                          182
Houston Exploration Co
      7.00%, 6/15/2013                                      1,000                                        1,005
Husky Oil Co
      7.55%, 11/15/2016                                       325                                          365
Newfield Exploration Co
      7.45%, 10/15/2007                                     2,850                                        2,868
      6.63%, 9/ 1/2014                                      1,860                                        1,869
Nexen Inc
      5.05%, 11/20/2013                                     4,860                                        4,733
Pemex Project Funding Master Trust
      8.00%, 11/15/2011                                     1,170                                        1,298
      7.38%, 12/15/2014                                       150                                          168
PetroHawk Energy Corp
      9.13%, 7/15/2013                                        650                                          696
Pioneer Natural Resources Co
      6.88%, 5/ 1/2018                                      1,735                                        1,697
Plains Exploration & Production Co
      7.00%, 3/15/2017                                      1,000                                        1,001
Stone Energy Corp
      8.11%, 7/15/2010 (c)(d)                               1,000                                        1,000
Swift Energy Co
      7.63%, 7/15/2011                                        415                                          423
      9.38%, 5/ 1/2012 (b)                                    600                                          627
Vintage Petroleum Inc
      8.25%, 5/ 1/2012                                      1,470                                        1,529
XTO Energy Inc
      7.50%, 4/15/2012                                        190                                          208
      6.25%, 4/15/2013                                        235                                          244
      5.65%, 4/ 1/2016                                      1,145                                        1,146
      6.10%, 4/ 1/2036                                      2,200                                        2,165
                                                                                              -----------------
                                                                                                        39,761
                                                                                              -----------------
Oil Company - Integrated (0.32%)
ConocoPhillips Holding Co
      6.95%, 4/15/2029                                        100                                          114
Husky Energy Inc
      6.25%, 6/15/2012                                      1,125                                        1,169

Oil Company - Integrated
Husky Energy Inc (continued)
      6.15%, 6/15/2019                                        700                                          719
Occidental Petroleum Corp
      4.00%, 11/30/2007                                       460                                          457
Petrobras International Finance Co
      8.38%, 12/10/2018                                       600                                          723
Petro-Canada
      5.95%, 5/15/2035                                      2,230                                        2,147
Petronas Capital Ltd
      7.88%, 5/22/2022 (c)                                    545                                          672
TNK-BP Finance SA
      6.63%, 3/20/2017 (c)                                  1,540                                        1,532
                                                                                              -----------------
                                                                                                         7,533
                                                                                              -----------------
Oil Field Machinery & Equipment (0.04%)
Complete Production Services Inc
      8.00%, 12/15/2016 (c)                                 1,000                                        1,034
                                                                                              -----------------

Oil Refining & Marketing (0.47%)
Enterprise Products Operating LP
      4.00%, 10/15/2007                                     1,095                                        1,088
      6.38%, 2/ 1/2013                                        775                                          809
Premcor Refining Group Inc/The
      6.75%, 2/ 1/2011                                      1,675                                        1,758
      9.50%, 2/ 1/2013                                      1,900                                        2,045
Tesoro Corp
      6.25%, 11/ 1/2012                                     3,415                                        3,483
      6.63%, 11/ 1/2015                                     1,115                                        1,137
Valero Energy Corp
      4.75%, 6/15/2013                                        727                                          698
                                                                                              -----------------
                                                                                                        11,018
                                                                                              -----------------
Paper & Related Products (0.12%)
Bowater Inc
      8.35%, 3/15/2010 (d)                                  1,200                                        1,206
Celulosa Arauco y Constitucion SA
      5.13%, 7/ 9/2013                                        205                                          199
Georgia-Pacific Corp
      7.00%, 1/15/2015 (c)                                    900                                          905
Neenah Paper Inc
      7.38%, 11/15/2014                                       400                                          388
                                                                                              -----------------
                                                                                                         2,698
                                                                                              -----------------
Pharmacy Services (0.22%)
Medco Health Solutions Inc
      7.25%, 8/15/2013                                      3,085                                        3,338
Omnicare Inc
      6.75%, 12/15/2013                                       250                                          249
      6.88%, 12/15/2015                                     1,600                                        1,594
                                                                                              -----------------
                                                                                                         5,181
                                                                                              -----------------
Physician Practice Management (0.07%)
US Oncology Inc
      9.00%, 8/15/2012                                        600                                          639
      10.75%, 8/15/2014                                       800                                          894
                                                                                              -----------------
                                                                                                         1,533
                                                                                              -----------------
Pipelines (1.18%)
Boardwalk Pipelines LLC
      5.50%, 2/ 1/2017                                        540                                          530
Consolidated Natural Gas Co
      5.00%, 3/ 1/2014                                        250                                          244
Pipelines
El Paso Natural Gas Co
      5.95%, 4/15/2017 (c)                                    875                                          883
Enbridge Energy Partners LP
      4.00%, 1/15/2009                                        388                                          381
      5.95%, 6/ 1/2033                                      2,000                                        1,878
Energy Transfer Partners LP
      6.63%, 10/15/2036                                       780                                          804
Holly Energy Partners LP
      6.25%, 3/ 1/2015                                      1,000                                          960
Kinder Morgan Energy Partners LP
      6.00%, 2/ 1/2017                                      2,595                                        2,637
      6.50%, 2/ 1/2037                                      2,595                                        2,622
Kinder Morgan Finance Co ULC
      5.35%, 1/ 5/2011                                        700                                          695
National Fuel Gas Co
      5.25%, 3/ 1/2013                                        350                                          347
Northwest Pipeline Corp
      6.63%, 12/ 1/2007                                       895                                          899
      5.95%, 4/15/2017 (c)                                  1,345                                        1,350
ONEOK Partners LP
      5.90%, 4/ 1/2012                                      1,950                                        2,004
      6.65%, 10/ 1/2036                                     1,780                                        1,852
Pacific Energy
      6.25%, 9/15/2015                                      2,600                                        2,603
Plains All American Pipeline LP
      6.70%, 5/15/2036                                      1,700                                        1,765
Southern Natural Gas Co
      5.90%, 4/ 1/2017 (b)(c)                               1,575                                        1,584
TEPPCO Partners LP
      7.63%, 2/15/2012                                      2,875                                        3,113
Texas Eastern Transmission LP
      5.25%, 7/15/2007                                        335                                          335
                                                                                              -----------------
                                                                                                        27,486
                                                                                              -----------------
Poultry (0.07%)
Pilgrim's Pride Corp
      9.63%, 9/15/2011                                      1,000                                        1,042
      7.63%, 5/ 1/2015                                        625                                          633
                                                                                              -----------------
                                                                                                         1,675
                                                                                              -----------------
Printing - Commercial (0.09%)
Cadmus Communications Corp
      8.38%, 6/15/2014                                        750                                          765
Sheridan Group Inc/The
      10.25%, 8/15/2011                                       650                                          677
Valassis Communications Inc
      8.25%, 3/ 1/2015 (b)(c)                                 750                                          737
                                                                                              -----------------
                                                                                                         2,179
                                                                                              -----------------
Property & Casualty Insurance (0.36%)
Arch Capital Group Ltd
      7.35%, 5/ 1/2034                                      1,240                                        1,354
Chubb Corp
      6.38%, 3/29/2067 (d)                                  1,775                                        1,797
Crum & Forster Holdings Corp
      7.75%, 5/ 1/2017 (c)(f)                               1,000                                        1,005
Markel Corp
      6.80%, 2/15/2013                                      1,000                                        1,041
      7.35%, 8/15/2034                                        135                                          145

Property & Casualty Insurance
Travelers Cos Inc/The
      6.25%, 3/15/2067 (d)                                  1,500                                        1,502
WR Berkley Corp
      6.25%, 2/15/2037                                      1,585                                        1,559
                                                                                              -----------------
                                                                                                         8,403
                                                                                              -----------------
Publishing - Newspapers (0.02%)
Block Communications Inc
      8.25%, 12/15/2015 (c)                                   350                                          359
                                                                                              -----------------

Publishing - Periodicals (0.22%)
Dex Media East LLC/Dex Media East
Finance Co
      12.13%, 11/15/2012                                    4,000                                        4,360
Dex Media Inc
      0.00%, 11/15/2013 (a)(d)                                750                                          707
                                                                                              -----------------
                                                                                                         5,067
                                                                                              -----------------
Quarrying (0.02%)
Compass Minerals International Inc
      0.00%, 6/ 1/2013 (a)(d)                                 450                                          441
                                                                                              -----------------

Radio (0.04%)
Entercom Radio LLC/Entercom Capital Inc
      7.63%, 3/ 1/2014                                      1,000                                        1,017
                                                                                              -----------------

Real Estate Operator & Developer (0.03%)
Duke Realty LP
      5.63%, 8/15/2011                                        740                                          749
                                                                                              -----------------

Recreational Centers (0.04%)
AMF Bowling Worldwide Inc
      10.00%, 3/ 1/2010                                     1,000                                        1,040
                                                                                              -----------------

Regional Banks (1.40%)
BAC Capital Trust XIII
      5.76%, 3/15/2043 (d)                                  3,640                                        3,604
BAC Capital Trust XIV
      5.63%, 3/15/2043 (d)                                  2,385                                        2,394
Capital One Financial Corp
      5.62%, 9/10/2009 (d)(e)                               3,500                                        3,509
      5.70%, 9/15/2011                                      1,570                                        1,584
      4.80%, 2/21/2012                                        935                                          909
Fifth Third Bancorp
      3.38%, 8/15/2008                                        350                                          342
First Union Institutional Capital I
      8.04%, 12/ 1/2026                                     1,000                                        1,041
Keycorp
      5.42%, 5/26/2009 (d)(e)                               3,000                                        3,001
PNC Funding Corp
      5.50%, 1/31/2012 (d)(e)                               4,625                                        4,622
      5.25%, 11/15/2015                                       775                                          764
SunTrust Preferred Capital I
      5.85%, 12/31/2049 (d)                                 1,350                                        1,372
Wachovia Corp
      5.63%, 12/15/2008                                       865                                          872
      6.38%, 2/ 1/2009                                        365                                          373
Wells Fargo & Co
      5.41%, 9/28/2007 (d)                                  1,160                                        1,160
      3.12%, 8/15/2008                                        465                                          452

Regional Banks
Wells Fargo & Co (continued)
      4.00%, 9/10/2012 (d)                                  2,500                                        2,485
Wells Fargo Capital X
      5.95%, 12/15/2036 (h)                                 4,060                                        3,975
                                                                                              -----------------
                                                                                                        32,459
                                                                                              -----------------
Reinsurance (0.27%)
Endurance Specialty Holdings Ltd
      7.00%, 7/15/2034                                      2,680                                        2,721
PartnerRe Finance II
      6.44%, 12/ 1/2066 (d)                                 1,320                                        1,325
Platinum Underwriters Finance Inc
      7.50%, 6/ 1/2017                                      2,200                                        2,331
                                                                                              -----------------
                                                                                                         6,377
                                                                                              -----------------
REITS - Apartments (0.16%)
AvalonBay Communities Inc
      5.50%, 1/15/2012 (b)                                  1,785                                        1,802
BRE Properties Inc
      5.50%, 3/15/2017                                      1,505                                        1,492
UDR Inc
      6.50%, 6/15/2009                                        395                                          407
                                                                                              -----------------
                                                                                                         3,701
                                                                                              -----------------
REITS - Diversified (0.57%)
iStar Financial Inc
      5.69%, 9/15/2009 (d)                                  2,425                                        2,428
      5.69%, 3/ 9/2010 (d)                                  2,500                                        2,502
      5.65%, 9/15/2011                                      2,000                                        2,016
      5.15%, 3/ 1/2012 (b)                                  1,230                                        1,205
      5.50%, 6/15/2012                                      2,650                                        2,650
      5.95%, 10/15/2013                                     2,460                                        2,493
                                                                                              -----------------
                                                                                                        13,294
                                                                                              -----------------
REITS - Healthcare (0.31%)
Health Care Property Investors Inc
      5.80%, 9/15/2008 (d)(e)                               2,000                                        2,000
      5.65%, 12/15/2013                                     2,700                                        2,687
      6.00%, 1/30/2017                                      1,750                                        1,756
National Health Investors Inc
      7.30%, 7/16/2007                                        250                                          250
Nationwide Health Properties Inc
      6.50%, 7/15/2011                                        585                                          604
                                                                                              -----------------
                                                                                                         7,297
                                                                                              -----------------
REITS - Hotels (0.11%)
Hospitality Properties Trust
      5.13%, 2/15/2015                                        825                                          794
      6.30%, 6/15/2016                                      1,600                                        1,660
                                                                                              -----------------
                                                                                                         2,454
                                                                                              -----------------
REITS - Office Property (0.34%)
Brandywine Operating Partnership LP
      5.63%, 12/15/2010                                     2,100                                        2,128
      5.70%, 5/ 1/2017                                      1,715                                        1,714
Highwoods Properties Inc
      5.85%, 3/15/2017 (c)                                  1,245                                        1,238
HRPT Properties Trust
      5.95%, 3/16/2011 (d)                                  2,820                                        2,821
                                                                                              -----------------
                                                                                                         7,901
                                                                                              -----------------

REITS - Regional Malls (0.33%)
Simon Property Group LP
      6.38%, 11/15/2007                                     3,750                                        3,767
      4.60%, 6/15/2010                                        375                                          369
      5.60%, 9/ 1/2011                                      2,075                                        2,108
      5.75%, 5/ 1/2012                                      1,500                                        1,535
                                                                                              -----------------
                                                                                                         7,779
                                                                                              -----------------
REITS - Shopping Centers (0.14%)
Developers Diversified Realty Corp
      5.38%, 10/15/2012                                     2,340                                        2,340
Federal Realty Investment Trust
      6.20%, 1/15/2017                                        930                                          965
                                                                                              -----------------
                                                                                                         3,305
                                                                                              -----------------
REITS - Warehouse & Industrial (0.21%)
Prologis
      5.61%, 8/24/2009 (d)                                  4,800                                        4,809
                                                                                              -----------------

Rental - Auto & Equipment (0.32%)
Erac USA Finance Co
      5.60%, 4/30/2009 (c)(d)                               4,200                                        4,210
      5.61%, 8/28/2009 (c)(d)                               1,900                                        1,905
United Rentals North America Inc
      6.50%, 2/15/2012                                      1,200                                        1,212
                                                                                              -----------------
                                                                                                         7,327
                                                                                              -----------------
Retail - Apparel & Shoe (0.04%)
Payless Shoesource Inc
      8.25%, 8/ 1/2013                                        850                                          895
                                                                                              -----------------

Retail - Automobile (0.12%)
AutoNation Inc
      7.36%, 4/15/2013 (d)                                  1,000                                        1,009
Group 1 Automotive Inc
      8.25%, 8/15/2013                                        500                                          517
United Auto Group Inc
      7.75%, 12/15/2016 (c)                                 1,150                                        1,167
                                                                                              -----------------
                                                                                                         2,693
                                                                                              -----------------
Retail - Building Products (0.09%)
Home Depot Inc
      5.47%, 12/16/2009 (d)(e)                              2,100                                        2,103
                                                                                              -----------------

Retail - Discount (0.16%)
Costco Wholesale Corp
      5.50%, 3/15/2017                                      1,735                                        1,750
Target Corp
      5.38%, 6/15/2009                                         80                                           81
      5.88%, 3/ 1/2012                                        280                                          289
      5.38%, 5/ 1/2017                                      1,560                                        1,561
                                                                                              -----------------
                                                                                                         3,681
                                                                                              -----------------
Retail - Drug Store (0.06%)
Rite Aid Corp
      8.13%, 5/ 1/2010                                      1,450                                        1,497
                                                                                              -----------------

Retail - Propane Distribution (0.11%)
Amerigas Partners LP
      7.25%, 5/20/2015 (b)                                    550                                          560
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp
      7.13%, 5/20/2016                                        450                                          455

Retail - Propane Distribution
Inergy LP/Inergy Finance Corp
      6.88%, 12/15/2014                                       500                                          494
      8.25%, 3/ 1/2016                                        500                                          530
Suburban Propane Partners LP/Suburban
Energy Finance Corp
      6.88%, 12/15/2013                                       400                                          399
                                                                                              -----------------
                                                                                                         2,438
                                                                                              -----------------
Retail - Regional Department Store (0.20%)
JC Penney Corp Inc
      6.50%, 12/15/2007                                       700                                          704
      5.75%, 2/15/2018                                        855                                          853
      8.13%, 4/ 1/2027 (b)                                  1,918                                        1,973
      6.38%, 10/15/2036                                     1,200                                        1,196
                                                                                              -----------------
                                                                                                         4,726
                                                                                              -----------------
Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
      9.14%, 12/ 1/2009 (c)(d)                                525                                          530
      8.63%, 12/ 1/2011 (c)                                   750                                          810
                                                                                              -----------------
                                                                                                         1,340
                                                                                              -----------------
Satellite Telecommunications (0.19%)
Intelsat Corp
      6.38%, 1/15/2008                                      3,750                                        3,750
Intelsat Subsidiary Holding Co Ltd
      8.25%, 1/15/2013 (d)                                    600                                          624
                                                                                              -----------------
                                                                                                         4,374
                                                                                              -----------------
Savings & Loans - Thrifts (0.33%)
Washington Mutual Inc
      5.66%, 1/15/2010 (d)                                  3,750                                        3,758
      5.49%, 4/24/2037 (a)(d)(g)                            4,000                                        4,000
                                                                                              -----------------
                                                                                                         7,758
                                                                                              -----------------
Schools (0.05%)
Knowledge Learning Corp Inc
      7.75%, 2/ 1/2015 (c)                                  1,155                                        1,155
                                                                                              -----------------

Sovereign (0.36%)
Chile Government International Bond
      5.75%, 1/28/2008 (d)                                  1,000                                        1,002
Colombia Government International Bond
      8.25%, 12/22/2014                                       750                                          862
Mexico Government International Bond
      6.05%, 1/13/2009 (b)(d)                               1,135                                        1,145
      8.38%, 1/14/2011 (b)                                  1,750                                        1,936
      6.75%, 9/27/2034                                      2,318                                        2,585
South Africa Government International Bond
      6.50%, 6/ 2/2014                                        765                                          815
                                                                                              -----------------
                                                                                                         8,345
                                                                                              -----------------
Special Purpose Banks (0.13%)
Korea Development Bank
      4.25%, 11/13/2007 (b)                                    25                                           25
      5.76%, 10/20/2009 (d)                                   760                                          765
      5.49%, 4/ 3/2010 (d)(e)                               2,335                                        2,335
                                                                                              -----------------
                                                                                                         3,125
                                                                                              -----------------
Special Purpose Entity (1.28%)
AGFC Capital Trust I
      6.00%, 1/15/2067 (c)(d)                                 835                                          827
BAE Systems Holdings Inc
      6.40%, 12/15/2011 (c)                                 3,090                                        3,234

Special Purpose Entity
BAE Systems Holdings Inc (continued)
      5.20%, 8/15/2015 (c)                                  3,000                                        2,942
Capital One Capital IV
      6.75%, 2/17/2037                                      1,430                                        1,395
Hexion US Finance Corp/Hexion
Nova Scotia Finance ULC
      9.75%, 11/15/2014 (c)                                   250                                          270
Idearc Inc
      8.00%, 11/15/2016 (c)                                 1,550                                        1,616
John Hancock Global Funding II
      5.52%, 4/ 3/2009 (c)(d)                               2,550                                        2,557
JPMorgan Chase Capital XXII
      6.45%, 2/ 2/2037                                        750                                          759
Petroplus Finance Ltd
      7.00%, 5/ 1/2017 (c)(f)                                 700                                          706
QBE Capital Funding II LP
      6.80%, 6/ 1/2049 (c)(d)(f)                            1,865                                        1,881
Regency Energy Partners
      8.38%, 12/15/2013 (c)                                 2,635                                        2,714
SMFG Preferred Capital USD 1 Ltd
      6.08%, 1/29/2049 (c)(d)                               2,740                                        2,747
Swiss Re Capital I LP
      6.85%, 5/29/2049 (c)(d)                               1,700                                        1,775
TransCapitalInvest Ltd for OJSC AK Tran
      5.67%, 3/ 5/2014 (b)(c)                               1,840                                        1,817
Tyco International Group SA Participati
      4.44%, 6/15/2007 (c)                                  2,500                                        2,497
Universal City Development Partners
      11.75%, 4/ 1/2010 (b)                                 1,000                                        1,062
USB Realty Corp
      6.09%, 1/15/2012 (c)(d)                                 985                                          995
                                                                                              -----------------
                                                                                                        29,794
                                                                                              -----------------
Specified Purpose Acquisition (0.02%)
Basell AF SCA
      8.38%, 8/15/2015 (b)(c)                                 354                                          368
                                                                                              -----------------

Steel - Producers (0.18%)
Ispat Inland ULC
      9.75%, 4/ 1/2014                                      1,900                                        2,116
Steel Dynamics Inc
      6.75%, 4/ 1/2015 (c)                                  1,000                                        1,003
United States Steel Corp
      9.75%, 5/15/2010                                      1,050                                        1,102
                                                                                              -----------------
                                                                                                         4,221
                                                                                              -----------------
Telecommunication Services (0.30%)
Digicel Group Ltd
      8.88%, 1/15/2015 (b)(c)                               1,000                                          981
Globo Comunicacoes e Participacoes SA
      7.25%, 4/26/2022 (b)(c)                               1,155                                        1,151
MasTec Inc
      7.63%, 2/ 1/2017 (c)                                    900                                          909
Qwest Corp
      7.88%, 9/ 1/2011                                      1,000                                        1,065
TELUS Corp
      7.50%, 6/ 1/2007                                      1,860                                        1,863
West Corp
      9.50%, 10/15/2014 (b)(c)                              1,050                                        1,110
                                                                                              -----------------
                                                                                                         7,079
                                                                                              -----------------

Telephone - Integrated (1.17%)
AT&T Corp
      7.30%, 11/15/2011 (d)                                 1,850                                        2,010
AT&T Inc
      4.21%, 6/ 5/2007 (c)(e)                                 800                                          799
Deutsche Telekom International Finance BV
      5.53%, 3/23/2009 (d)                                  3,175                                        3,181
France Telecom SA
      7.75%, 3/ 1/2011 (d)                                  3,390                                        3,693
KT Corp
      4.88%, 7/15/2015 (c)                                    700                                          672
Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                                        350                                          350
Qwest Communications International Inc
      8.86%, 2/15/2009 (b)(d)                               1,200                                        1,212
Royal KPN NV
      8.00%, 10/ 1/2010                                     1,075                                        1,169
Telecom Italia Capital SA
      5.84%, 2/ 1/2011 (d)                                    845                                          847
      5.97%, 7/18/2011 (d)                                  2,175                                        2,192
      4.95%, 9/30/2014                                      3,000                                        2,858
      6.38%, 11/15/2033                                       600                                          584
Telefonica Emisiones SAU
      5.65%, 6/19/2009 (d)                                  2,200                                        2,208
      5.98%, 6/20/2011                                      1,415                                        1,453
Telefonica Europe BV
      7.75%, 9/15/2010                                        760                                          819
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                       765                                          757
Verizon Communications Inc
      5.35%, 2/15/2011 (b)                                    600                                          604
      6.25%, 4/ 1/2037                                      1,765                                        1,769
                                                                                              -----------------
                                                                                                        27,177
                                                                                              -----------------
Television (0.15%)
Allbritton Communications Co
      7.75%, 12/15/2012                                       750                                          771
British Sky Broadcasting Group PLC
      6.88%, 2/23/2009                                        380                                          390
Univision Communications Inc
      9.75%, 3/15/2015 (b)(c)                               1,485                                        1,491
Videotron Ltee
      6.88%, 1/15/2014                                        725                                          734
                                                                                              -----------------
                                                                                                         3,386
                                                                                              -----------------
Theaters (0.02%)
AMC Entertainment Inc
      8.63%, 8/15/2012                                        500                                          532
                                                                                              -----------------

Tobacco (0.10%)
Reynolds American Inc
      7.25%, 6/ 1/2013                                      2,275                                        2,416
                                                                                              -----------------

Tools - Hand Held (0.14%)
Snap-On Inc
      5.48%, 1/12/2010 (d)(e)                               3,200                                        3,202
                                                                                              -----------------

Transport - Rail (0.20%)
Burlington Northern Santa Fe Corp
      5.65%, 5/ 1/2017                                        645                                          648
      6.15%, 5/ 1/2037                                      2,455                                        2,475
CSX Corp
      4.88%, 11/ 1/2009                                     1,425                                        1,411
Union Pacific Corp
      4.70%, 1/ 2/2024                                        184                                          176
      6.63%, 2/ 1/2029                                         45                                           48
                                                                                              -----------------
                                                                                                         4,758
                                                                                              -----------------
Transport - Services (0.01%)
FedEx Corp
      3.50%, 4/ 1/2009                                        260                                          252
                                                                                              -----------------

Travel Services (0.02%)
Travelport LLC
      9.98%, 9/ 1/2014 (c)(d)                                 450                                          465
                                                                                              -----------------

Venture Capital (0.03%)
Arch Western Finance LLC
      6.75%, 7/ 1/2013                                        750                                          744
                                                                                              -----------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
      7.13%, 10/ 1/2015                                       350                                          354
                                                                                              -----------------

Wire & Cable Products (0.09%)
Coleman Cable Inc
      9.88%, 10/ 1/2012 (c)                                 1,250                                        1,309
Superior Essex Communications LLC/
Essex Group Inc
      9.00%, 4/15/2012                                        850                                          884
                                                                                              -----------------
                                                                                                         2,193
                                                                                              -----------------
TOTAL BONDS                                                                                $         1,905,543
                                                                                              -----------------
CONVERTIBLE BONDS (0.09%)
Retail - Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack
      4.25%, 6/ 1/2007                                      2,100                                        2,092
                                                                                              -----------------
TOTAL CONVERTIBLE BONDS                                                                    $             2,092
                                                                                              -----------------
TAX-EXEMPT BONDS (0.20%)
California (0.20%)
State of California
      5.00%, 8/ 1/2019                                        500                                          537
      5.00%, 8/ 1/2020                                      2,500                                        2,675
      5.00%, 8/ 1/2021                                      1,250                                        1,334
                                                                                              -----------------
                                                                                                         4,546
                                                                                              -----------------
TOTAL TAX-EXEMPT BONDS                                                                     $             4,546
                                                                                              -----------------
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (53.22%)
Federal Home Loan Mortgage
Corporation (FHLMC) (14.73%)
      4.50%, 5/ 1/2022 (i)                                 12,125                                       11,739
      4.50%, 6/ 1/2022 (i)                                  7,000                                        6,779
      5.00%, 6/ 1/2022 (i)                                  5,000                                        4,930
      5.50%, 5/ 1/2037 (i)                                119,225                                      117,884
      6.00%, 5/ 1/2037 (i)                                 50,015                                       50,421
      5.00%, 6/ 1/2037 (i)                                 52,495                                       50,723
      5.50%, 4/ 1/2009                                         28                                           28
      5.50%, 8/ 1/2009                                         81                                           81
      4.50%, 12/ 1/2009                                       754                                          744
      4.50%, 4/ 1/2011                                      2,873                                        2,820

Federal Home Loan Mortgage
Corporation (FHLMC)
      7.00%, 8/ 1/2016                                         12                                           12
      6.50%, 6/ 1/2017                                        646                                          663
      6.00%, 7/ 1/2017                                        248                                          253
      5.50%, 3/ 1/2018                                        510                                          512
      5.50%, 4/ 1/2018                                      4,099                                        4,115
      5.00%, 5/ 1/2018                                      3,794                                        3,751
      5.00%, 10/ 1/2018                                     2,260                                        2,235
      5.50%, 12/ 1/2018                                        10                                           10
      5.00%, 1/ 1/2019                                      3,688                                        3,645
      6.00%, 3/ 1/2022                                        637                                          648
      5.50%, 5/ 1/2022                                      3,045                                        3,049
      6.00%, 7/ 1/2023                                      1,967                                        1,999
      5.50%, 6/ 1/2024                                      3,199                                        3,186
      5.00%, 2/ 1/2026                                     12,268                                       11,966
      6.00%, 6/ 1/2028                                         40                                           41
      6.00%, 1/ 1/2029                                         15                                           15
      6.50%, 3/ 1/2029                                         78                                           80
      6.50%, 5/ 1/2029                                         99                                          102
      7.00%, 12/ 1/2029                                        56                                           58
      7.00%, 6/ 1/2030                                         35                                           36
      7.50%, 9/ 1/2030                                         27                                           28
      8.00%, 9/ 1/2030                                        131                                          138
      8.00%, 11/ 1/2030                                         1                                            1
      7.00%, 12/ 1/2030                                        53                                           56
      7.50%, 12/ 1/2030                                         3                                            3
      7.50%, 1/ 1/2031                                         66                                           69
      6.00%, 3/ 1/2031                                        105                                          106
      7.50%, 3/ 1/2031                                         23                                           24
      6.00%, 4/ 1/2031                                         21                                           21
      6.50%, 4/ 1/2031                                         55                                           57
      6.50%, 6/ 1/2031                                          4                                            4
      7.00%, 6/ 1/2031                                          2                                            2
      6.50%, 9/ 1/2031                                         63                                           65
      7.00%, 9/ 1/2031                                         14                                           15
      6.00%, 12/ 1/2031                                       581                                          590
      6.00%, 2/ 1/2032                                         12                                           13
      6.50%, 2/ 1/2032                                         73                                           75
      7.50%, 2/ 1/2032                                         33                                           35
      6.50%, 5/ 1/2032                                        127                                          131
      6.00%, 12/ 1/2032                                       556                                          564
      6.00%, 2/ 1/2033                                        456                                          462
      5.50%, 4/ 1/2033                                      1,043                                        1,034
      5.50%, 5/ 1/2033                                      1,131                                        1,122
      5.50%, 10/ 1/2033                                     1,004                                          995
      5.50%, 12/ 1/2033                                     4,396                                        4,358
      6.00%, 12/ 1/2033                                       977                                          989
      5.50%, 9/ 1/2034                                      3,337                                        3,307
      6.50%, 10/ 1/2035                                       511                                          523
      6.00%, 8/ 1/2036                                      2,037                                        2,055
      6.50%, 11/ 1/2036                                     4,816                                        4,919
      5.07%, 7/ 1/2034 (d)                                    376                                          372
      5.66%, 6/ 1/2035 (d)                                  4,768                                        4,862
      4.68%, 8/ 1/2035 (d)                                  1,820                                        1,789
      5.01%, 9/ 1/2035 (d)                                  5,007                                        5,023
      5.24%, 11/ 1/2035 (d)                                   950                                          954
      5.68%, 10/ 1/2036 (d)                                15,780                                       15,881
      5.57%, 2/ 1/2037 (d)                                  3,949                                        3,960

Federal Home Loan Mortgage
Corporation (FHLMC)
      5.63%, 2/ 1/2037 (d)                                  5,263                                        5,287
                                                                                              -----------------
                                                                                                       342,414
                                                                                              -----------------
Federal National Mortgage
Association (FNMA) (18.87%)
      4.50%, 5/ 1/2022 (i)                                 38,675                                       37,430
      5.00%, 5/ 1/2022 (i)                                 43,850                                       43,220
      5.50%, 5/ 1/2022 (i)                                 12,970                                       12,986
      5.00%, 5/ 1/2037 (i)                                 88,185                                       85,181
      5.50%, 5/ 1/2037 (i)                                 61,965                                       61,268
      6.00%, 5/ 1/2037 (i)                                 70,575                                       71,104
      6.50%, 5/ 1/2037 (i)                                 12,500                                       12,762
      7.00%, 5/ 1/2037 (i)                                     45                                           46
      5.50%, 6/ 1/2037 (i)                                  7,500                                        7,416
      6.00%, 6/ 1/2037 (i)                                  4,000                                        4,029
      6.00%, 5/ 1/2009                                         73                                           73
      6.00%, 7/ 1/2009                                        190                                          190
      5.00%, 3/ 1/2010                                        577                                          578
      6.50%, 4/ 1/2010                                         20                                           20
      6.50%, 1/ 1/2011                                         32                                           32
      6.50%, 2/ 1/2011                                        126                                          128
      6.50%, 3/ 1/2011                                        165                                          167
      6.50%, 7/ 1/2016                                         16                                           17
      6.50%, 2/ 1/2017                                         85                                           87
      6.50%, 3/ 1/2017                                         31                                           32
      6.50%, 4/ 1/2017                                         24                                           25
      6.50%, 8/ 1/2017                                        613                                          628
      5.00%, 9/ 1/2017                                      1,055                                        1,043
      5.50%, 9/ 1/2017                                        200                                          201
      5.50%, 10/ 1/2017                                       425                                          427
      5.00%, 3/ 1/2018                                      1,567                                        1,549
      6.00%, 10/ 1/2021                                    11,048                                       11,229
      6.50%, 5/ 1/2022                                         51                                           53
      5.50%, 2/ 1/2023                                        779                                          777
      6.00%, 2/ 1/2023                                        237                                          241
      5.50%, 6/ 1/2023                                      3,016                                        3,006
      5.50%, 7/ 1/2023                                         48                                           48
      7.00%, 8/ 1/2029                                         13                                           13
      6.50%, 12/ 1/2031                                        36                                           38
      6.50%, 2/ 1/2032                                        103                                          106
      7.00%, 2/ 1/2032                                         83                                           87
      7.00%, 3/ 1/2032                                        225                                          236
      6.50%, 4/ 1/2032                                         32                                           33
      6.00%, 5/ 1/2032                                         87                                           88
      6.50%, 6/ 1/2032                                         13                                           13
      6.50%, 8/ 1/2032                                        160                                          165
      7.50%, 8/ 1/2032                                        108                                          112
      4.62%, 12/ 1/2032 (d)                                 1,906                                        1,923
      5.50%, 7/ 1/2033                                      1,651                                        1,637
      5.50%, 9/ 1/2033                                      2,373                                        2,353
      4.24%, 6/ 1/2034 (d)                                  1,002                                          992
      4.35%, 7/ 1/2034 (d)                                    546                                          542
      4.31%, 12/ 1/2034 (d)                                 1,553                                        1,542
      4.60%, 3/ 1/2035 (d)                                  1,652                                        1,642
      5.08%, 8/ 1/2035 (d)                                  2,065                                        2,068
      5.72%, 2/ 1/2036 (d)                                  1,183                                        1,189
      6.99%, 3/ 1/2036 (d)(e)                               9,031                                        9,309
      6.00%, 5/ 1/2036                                      1,387                                        1,398
      5.79%, 6/ 1/2036 (d)(g)                                 596                                          600
      6.00%, 7/ 1/2036                                      3,262                                        3,287

Federal National Mortgage Association (FNMA)
      6.50%, 8/ 1/2036                                      4,825                                        4,926
      6.50%, 10/ 1/2036                                     8,831                                        9,017
      6.50%, 11/ 1/2036                                     9,401                                        9,600
      6.50%, 12/ 1/2036                                    13,527                                       13,812
      5.45%, 1/ 1/2037 (d)                                  3,223                                        3,238
      5.51%, 1/ 1/2037 (d)                                  9,580                                        9,671
      5.47%, 3/ 1/2037 (d)                                  3,051                                        3,064
                                                                                              -----------------
                                                                                                       438,694
                                                                                              -----------------
Government National Mortgage
Association (GNMA) (2.38%)
      5.50%, 5/ 1/2037 (i)                                 20,450                                       20,335
      7.00%, 4/15/2031                                          2                                            2
      7.00%, 6/15/2031                                         78                                           82
      7.00%, 7/15/2031                                         14                                           15
      6.00%, 8/15/2031                                        129                                          132
      6.00%, 1/15/2032                                         32                                           32
      6.00%, 2/15/2032                                        452                                          460
      7.00%, 6/15/2032                                        424                                          445
      6.50%, 10/15/2032                                       141                                          145
      6.50%, 12/15/2032                                     1,180                                        1,217
      6.00%, 2/15/2033                                        205                                          208
      5.00%, 11/15/2033                                    16,013                                       15,597
      6.00%, 12/15/2033                                       268                                          273
      5.00%, 6/15/2034                                        380                                          370
      6.50%, 3/20/2028                                         53                                           55
      6.00%, 7/20/2028                                        274                                          279
      6.00%, 11/20/2028                                       258                                          262
      6.00%, 1/20/2029                                        274                                          278
      6.50%, 5/20/2029                                         41                                           43
      6.00%, 7/20/2029                                         69                                           70
      7.50%, 10/20/2030                                         3                                            3
      8.00%, 1/20/2031                                         26                                           27
      6.50%, 2/20/2032                                         24                                           25
      6.00%, 11/20/2033                                     3,400                                        3,451
      5.50%, 5/20/2035                                        992                                          986
      6.00%, 12/20/2036                                    10,326                                       10,458
                                                                                              -----------------
                                                                                                        55,250
                                                                                              -----------------
U.S. Treasury (16.29%)
      4.25%, 11/30/2007 (b)                                50,000                                       49,785
      4.50%, 2/15/2009 (b)                                 15,000                                       14,957
      3.63%, 7/15/2009 (b)                                 12,250                                       12,007
      4.88%, 8/15/2009 (b)                                 60,000                                       60,387
      3.50%, 2/15/2010 (b)                                 22,500                                       21,892
      5.00%, 2/15/2011 (b)                                 27,250                                       27,742
      4.88%, 2/15/2012 (b)                                 17,550                                       17,836
      4.38%, 8/15/2012 (b)                                 19,750                                       19,648
      3.88%, 2/15/2013 (b)                                  8,400                                        8,129
      4.25%, 8/15/2013 (b)                                 11,100                                       10,937
      4.75%, 5/15/2014 (b)                                 15,000                                       15,161
      4.25%, 11/15/2014 (b)                                18,675                                       18,278
      7.50%, 11/15/2016 (b)                                17,510                                       21,307
      8.13%, 8/15/2019 (b)                                  9,350                                       12,238
      6.25%, 8/15/2023 (b)                                 15,000                                       17,296
      6.00%, 2/15/2026 (b)                                 13,400                                       15,214
      6.75%, 8/15/2026 (b)                                  3,000                                        3,691
      6.13%, 8/15/2029                                         25                                           29
      6.25%, 5/15/2030 (b)                                 27,055                                       32,195
                                                                                              -----------------
                                                                                                       378,729
                                                                                              -----------------

U.S. Treasury Inflation-Indexed
Obligations (0.95%)
      3.88%, 1/15/2009 (b)                                  1,861                                        1,923
      4.25%, 1/15/2010 (b)                                  2,540                                        2,697
      3.50%, 1/15/2011 (b)                                  6,811                                        7,190
      2.00%, 1/15/2014 (b)                                 10,435                                       10,347
                                                                                              -----------------
                                                                                                        22,157
                                                                                              -----------------
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS                                                                  $         1,237,244
                                                                                              -----------------
SHORT TERM INVESTMENTS (8.42%)
Commercial Paper (6.11%)
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                                    103,917                                      103,917
Textron Inc
      5.35%, 5/ 1/2007 (e)                                 38,250                                       38,250
                                                                                              -----------------
                                                                                                       142,167
                                                                                              -----------------
Repurchase Agreements (2.31%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                        53,704                                       53,704
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $55,315,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                              -----------------

TOTAL SHORT TERM INVESTMENTS                                                               $           195,871
                                                                                              -----------------
MONEY MARKET FUNDS (2.25%)
Money Center Banks (2.25%)
BNY Institutional Cash Reserve Fund (e)                    52,290                                       52,290
                                                                                              -----------------
TOTAL MONEY MARKET FUNDS                                                                   $            52,290
                                                                                              -----------------
Total Investments                                                                          $         3,397,587
Liabilities in Excess of Other Assets,
  Net - (46.15)%                                                                                    (1,072,842)
                                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                                 $         2,324,745
                                                                                              =================
                                                                                              -----------------

                                                                                              =================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $200,317 or 8.62% of net assets.

(d)  Variable Rate

(e)  Security was purchased with the cash proceeds from securities loans.

(f)  Security purchased on a when-issued basis.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $71,184 or 3.06% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $256 or 0.01% of net assets.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           15,487
Unrealized Depreciation                                        (10,021)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                        5,466
Cost for federal income tax purposes                          3,392,121
All dollar amounts are shown in thousands (000's)


                               Purchased Swaptions
                                       Exercise    Expiration
Description                 Contracts      Rate         Month      U.S. $ Value
------------------------- ---------------------- ------------------ -----------
Call - OTC 3 Year
Interest Rate Swap;        59,900,000      4.97  %   9/ 1/2007    $      247
receive floating rate
based on
3-month LIBOR; with
Deutsche Bank

Call - OTC 3 Year
Interest Rate Swap;        59,900,000      4.90      9/ 1/2007           198
receive floating rate
based on
3-month LIBOR; with
Merrill Lynch
                                                                 ------------

                                                                 ------------
 (Premiums received $282)                                       $        445
                                                                 ------------
All dollar amounts are shown in thousands (000's)


                         Credit Default Swap Agreements
                                                                                                Unrealized
                                                                             Notional          Appreciation/
Description                                                                   Amount          (Depreciation)
--------------------- ---------------------------------------------------------- ----- ------ ----------------

--------------------- ---------------------------------------------------------- ----- ------ ----------------
Sell protection for CDX NA HY 7 Index and receive quarterly 3.25% from    $          7,000   $          (247)
Deutsche Bank. Expires December 2011

Sell protection for CDX NA HY 7 Index and receive quarterly 3.25% from              30,000            (1,058)
Lehman Brothers. Expires December 2011

Sell protection for CDX NA HY 7 Index and receive quarterly 3.25% from              20,000              (706)
Lehman Brothers. Expires September 2011

All dollar amounts are shown in thousands (000's)


                          Total Return Swap Agreements
                                                                                                 Unrealized
                                                                                 Notional       Appreciation/
Description                                                                       Amount       (Depreciation)
--------------------- ------------------------------------------------------------------------ --------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                           $       35,000      $     (41)
1-month LIBOR less 0 basis points with Wachovia Bank.  Expires July 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                                    20,000           (22)
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                                    55,000           (61)
1-month LIBOR less 5 basis points with Wachovia Bank. Expires May 2007.


All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- -------------------------
Sector                                 Percent
--------------------- -------------------------
Mortgage Securities                     60.58%
Financial                               24.33%
Government                              18.39%
Asset Backed                            15.27%
Securities
Communications                           5.21%
Industrial                               4.74%
Energy                                   4.55%
Consumer,                                4.16%
Non-cyclical
Utilities                                3.42%
Consumer, Cyclical                       2.73%
Basic Materials                          1.79%
Technology                               0.72%
General Obligation                       0.20%
Diversified                              0.06%
Liabilities in                       (-46.15%)
Excess of Other
Assets, Net
                                    -----------
TOTAL NET ASSETS                       100.00%
                                    ===========

Other Assets Summary (unaudited)
--------------------- -------------------------
Asset Type                             Percent
--------------------- -------------------------
Credit Default Swaps                     0.09%
Purchased Swaptions                      0.02%
Total Return Swaps                       0.01%


Schedule of Investments

April 30, 2007 (unaudited)
Disciplined LargeCap Blend Fund

                                                  Shares Held             Value (000's)
COMMON STOCKS (99.78%)
Advertising Agencies
(0.53%)
Omnicom Group Inc (a)                                173,276       $             18,144
                                                                      ------------------

Aerospace & Defense (2.26%)
Boeing Co                                            268,152                     24,938
General Dynamics Corp                                237,860                     18,672
Lockheed Martin Corp                                 220,932                     21,240
Rockwell Collins Inc                                 181,510                     11,920
                                                                      ------------------
                                                                                 76,770
                                                                      ------------------
Aerospace & Defense
Equipment (0.92%)
United Technologies Corp                             465,935                     31,278
                                                                      ------------------

Airlines (0.18%)
Continental Airlines                                 171,040                      6,253
Inc (a)(b)
                                                                      ------------------

Apparel Manufacturers
(0.52%)
Coach Inc (a)(b)                                     360,535                     17,605
                                                                      ------------------

Applications Software
(2.31%)
Intuit Inc (a)(b)                                    297,330                      8,459
Microsoft Corp                                     2,337,339                     69,980
                                                                      ------------------
                                                                                 78,439
                                                                      ------------------
Athletic Footwear (0.46%)
Nike Inc                                             291,608                     15,706
                                                                      ------------------

Auto/Truck Parts &
Equipment - Original
(0.36%)
Johnson Controls Inc                                 118,030                     12,078
                                                                      ------------------

Beverages - Non-Alcoholic
(1.73%)
Coca-Cola Co/The                                     713,373                     37,231
PepsiCo Inc                                          326,392                     21,571
                                                                      ------------------
                                                                                 58,802
                                                                      ------------------
Brewery (0.47%)
Anheuser-Busch Cos Inc                               324,166                     15,946
                                                                      ------------------

Cable TV (0.65%)
Comcast Corp (a)(b)                                  409,955                     10,929
DIRECTV Group Inc/The (b)                            465,210                     11,091
                                                                      ------------------
                                                                                 22,020
                                                                      ------------------
Chemicals - Specialty
(1.02%)
Albemarle Corp (a)                                   209,350                      8,887
Hercules Inc (b)                                     610,940                     11,510
Sigma-Aldrich Corp                                   340,260                     14,318
                                                                      ------------------
                                                                                 34,715
                                                                      ------------------
Commercial Banks (0.47%)
BB&T Corp (a)                                        384,330                     15,996
                                                                      ------------------

Commercial Services (0.43%)
Alliance Data Systems                                103,044                      6,560
Corp (a)(b)

Commercial Services
Convergys Corp (a)(b)                                325,170                      8,214
                                                                      ------------------
                                                                                 14,774
                                                                      ------------------
Commercial Services -
Finance (0.24%)
Equifax Inc                                          207,240                      8,248
                                                                      ------------------

Computer Aided Design
(0.25%)
Autodesk Inc (a)(b)                                  202,990                      8,377
                                                                      ------------------

Computer Services (0.35%)
Cognizant Technology                                 133,070                     11,896
Solutions Corp (b)
                                                                      ------------------

Computers (3.65%)
Apple Inc (b)                                        366,550                     36,582
Dell Inc (b)                                          28,150                        709
Hewlett-Packard Co                                   942,217                     39,705
International Business                               460,005                     47,017
Machines Corp
                                                                      ------------------
                                                                                124,013

                                                                      ------------------
Computers - Integrated
Systems (0.28%)
NCR Corp (a)(b)                                      186,190                      9,384
                                                                      ------------------

Computers - Memory Devices
(0.40%)
Network Appliance                                    364,826                     13,575
Inc (a)(b)
                                                                      ------------------

Cosmetics & Toiletries
(2.12%)
Colgate-Palmolive Co                                 310,692                     21,046
Estee Lauder Cos                                     160,100                      8,232
Inc/The (a)
Procter & Gamble Co                                  665,256                     42,783
                                                                      ------------------
                                                                                 72,061
                                                                      ------------------
Data Processing &
Management (0.21%)
Total System Services                                224,300                      6,967
Inc (a)
                                                                      ------------------

Diversified Manufacturing
Operations (4.61%)
3M Co                                                 20,716                      1,715
Cooper Industries Ltd                                242,070                     12,045
Danaher Corp (a)                                     201,222                     14,325
Dover Corp (a)                                       216,040                     10,396
General Electric Co                                2,760,510                    101,752
Parker Hannifin Corp                                 178,508                     16,448
                                                                      ------------------
                                                                                156,681
                                                                      ------------------
E-Commerce - Products
(0.24%)
NutriSystem Inc (a)(b)                               132,179                      8,195
                                                                      ------------------

E-Commerce - Services
(0.47%)
eBay Inc (a)(b)                                      468,779                     15,910
                                                                      ------------------

Electric - Integrated
(2.62%)
Allegheny Energy Inc (b)                             213,695                     11,424
Constellation Energy Group                           140,770                     12,545
Inc (a)
Entergy Corp                                         178,951                     20,247
FPL Group Inc (a)                                    298,140                     19,191
PG&E Corp (a)                                        262,810                     13,298
Public Service Enterprise                            142,740                     12,340
Group Inc (a)
                                                                      ------------------
                                                                                 89,045
                                                                      ------------------
Electric Products -
Miscellaneous (0.68%)
Emerson Electric Co                                  488,864                     22,972
                                                                      ------------------

Electronic Components -
Semiconductors (2.41%)
Broadcom Corp (a)(b)                                 289,070                      9,409
Intel Corp                                         1,002,573                     21,555
MEMC Electronic Materials                            147,722                      8,107
Inc (b)
National Semiconductor                               408,440                     10,742
Corp (a)
Nvidia Corp (a)(b)                                   522,276                     17,178
Texas Instruments Inc                                150,226                      5,163
Xilinx Inc                                           332,350                      9,798
                                                                      ------------------
                                                                                 81,952
                                                                      ------------------
Enterprise Software &
Services (1.25%)
BEA Systems Inc (a)(b)                               525,620                      6,197
BMC Software Inc (a)(b)                              282,640                      9,149
Oracle Corp (a)(b)                                 1,439,426                     27,061
                                                                      ------------------
                                                                                 42,407
                                                                      ------------------
Finance - Credit Card
(0.21%)
American Express Co (a)                              116,147                      7,047
                                                                      ------------------

Finance - Investment
Banker & Broker (7.32%)
Bear Stearns Cos                                     113,582                     17,685
Inc/The (a)
Citigroup Inc                                      1,036,096                     55,556
Goldman Sachs Group                                  161,247                     35,250
Inc/The (a)
JPMorgan Chase & Co                                1,073,965                     55,954
Lehman Brothers Holdings                             280,954                     21,150
Inc
Merrill Lynch & Co Inc                               348,679                     31,461
Morgan Stanley                                       374,520                     31,463
                                                                      ------------------
                                                                                248,519
                                                                      ------------------
Finance - Mortgage
Loan/Banker (0.10%)
Fannie Mae                                            60,130                      3,543
                                                                      ------------------

Financial Guarantee
Insurance (0.45%)
PMI Group Inc/The (a)                                165,920                      8,042
Radian Group Inc (a)                                 121,718                      7,073
                                                                      ------------------
                                                                                 15,115
                                                                      ------------------
Food -
Miscellaneous/Diversified
(1.29%)
Campbell Soup Co (a)                                 360,721                     14,104
General Mills Inc (a)                                292,022                     17,492
Kraft Foods Inc                                      106,206                      3,555
McCormick & Co Inc/MD (a)                            237,080                      8,800
                                                                      ------------------
                                                                                 43,951
                                                                      ------------------
Food - Retail (0.29%)
Kroger Co/The                                        339,573                     10,021
                                                                      ------------------

Gas - Distribution (0.49%)
Sempra Energy                                        264,380                     16,783
                                                                      ------------------

Health Care Cost
Containment (0.47%)
McKesson Corp (a)                                    270,730                     15,927
                                                                      ------------------

Hotels & Motels (0.41%)
Marriott International                               307,050                     13,882
Inc/DE
                                                                      ------------------

Human Resources (0.24%)
Manpower Inc                                         101,340                      8,133
                                                                      ------------------

Independent Power Producer
(0.72%)
Dynegy Inc (b)                                       763,030                      7,180
Mirant Corp (b)                                      234,310                     10,513

Independent Power Producer
Reliant Energy Inc (b)                               306,040                      6,816
                                                                      ------------------
                                                                                 24,509
                                                                      ------------------
Industrial Gases (0.99%)
Air Products & Chemicals                             167,010                     12,776
Inc (a)
Praxair Inc (a)                                      320,710                     20,702
                                                                      ------------------
                                                                                 33,478
                                                                      ------------------
Instruments - Scientific
(0.23%)
Applera Corp - Applied                               253,900                      7,932
Biosystems Group
                                                                      ------------------

Investment Management &
Advisory Services (0.35%)
Franklin Resources Inc                                89,530                     11,756
                                                                      ------------------

Life & Health Insurance
(1.27%)
Cigna Corp (a)                                        78,204                     12,168
Lincoln National Corp                                170,372                     12,122
Prudential Financial                                 197,107                     18,725
Inc (a)
                                                                      ------------------
                                                                                 43,015
                                                                      ------------------
Machinery - Construction &
Mining (0.49%)
Terex Corp (a)(b)                                    215,810                     16,801
                                                                      ------------------

Medical - Biomedical/Gene
(0.11%)
Amgen Inc (b)                                         56,170                      3,603
                                                                      ------------------

Medical - Drugs (5.65%)
Abbott Laboratories                                  506,019                     28,651
Bristol-Myers Squibb Co (a)                          756,780                     21,841
Eli Lilly & Co                                        23,946                      1,416
Forest Laboratories Inc (b)                          201,550                     10,724
Merck & Co Inc                                       769,014                     39,558
Pfizer Inc                                         1,486,009                     39,320
Schering-Plough Corp                                 842,426                     26,730
Wyeth                                                425,724                     23,628
                                                                      ------------------
                                                                                191,868
                                                                      ------------------
Medical - HMO (1.23%)
Aetna Inc                                            316,260                     14,826
UnitedHealth Group Inc                               124,716                      6,618
WellPoint Inc (b)                                    259,015                     20,454
                                                                      ------------------
                                                                                 41,898
                                                                      ------------------
Medical - Wholesale Drug
Distribution (0.39%)
AmerisourceBergen Corp (a)                           262,678                     13,131
                                                                      ------------------

Medical Laboratory &
Testing Service (0.31%)
Laboratory Corp of America                           133,630                     10,549
Holdings (a)(b)
                                                                      ------------------

Medical Products (2.18%)
Baxter International Inc                             402,542                     22,796
Becton Dickinson & Co (a)                            164,814                     12,969
Johnson & Johnson                                    594,702                     38,192
                                                                      ------------------
                                                                                 73,957
                                                                      ------------------
Metal Processors &
Fabrication (0.25%)
Precision Castparts                                   81,291                      8,463
Corp (a)
                                                                      ------------------

Multi-Line Insurance
(3.00%)
ACE Ltd                                              248,219                     14,759
American International                               533,965                     37,330
Group Inc

Multi-Line Insurance
Genworth Financial Inc (a)                           328,139                     11,974
Hartford Financial                                   199,330                     20,172
Services Group Inc
MetLife Inc (a)                                      268,377                     17,632
                                                                      ------------------
                                                                                101,867
                                                                      ------------------
Multimedia (2.27%)
McGraw-Hill Cos Inc/The                              291,760                     19,119
News Corp                                            997,784                     22,341
Time Warner Inc (a)                                  251,780                      5,194
Walt Disney Co/The                                   868,048                     30,364
                                                                      ------------------
                                                                                 77,018
                                                                      ------------------
Networking Products (1.62%)
Cisco Systems Inc (b)                              2,060,715                     55,103
                                                                      ------------------

Office Supplies & Forms
(0.27%)
Avery Dennison Corp (a)                              145,880                      9,074
                                                                      ------------------

Oil - Field Services
(1.23%)
Schlumberger Ltd (a)                                 456,822                     33,727
Tidewater Inc (a)                                    126,950                      8,025
                                                                      ------------------
                                                                                 41,752
                                                                      ------------------
Oil & Gas Drilling (0.29%)
Noble Corp (a)                                       116,320                      9,795
                                                                      ------------------

Oil Company - Integrated
(6.29%)
Chevron Corp                                         445,102                     34,624
ConocoPhillips                                       280,727                     19,468
Exxon Mobil Corp                                   1,557,404                    123,627
Marathon Oil Corp                                    171,901                     17,457
Occidental Petroleum                                 364,754                     18,493
Corp (a)
                                                                      ------------------
                                                                                213,669
                                                                      ------------------
Oil Field Machinery &
Equipment (1.09%)
Cameron International                                133,628                      8,628
Corp (a)(b)
Grant Prideco Inc (a)(b)                             151,440                      7,805
National Oilwell Varco                               242,976                     20,617
Inc (a)(b)
                                                                      ------------------
                                                                                 37,050
                                                                      ------------------
Oil Refining & Marketing
(1.25%)
Frontier Oil Corp                                    200,170                      7,072
Tesoro Corp (a)                                       75,720                      9,177
Valero Energy Corp                                   370,820                     26,043
                                                                      ------------------
                                                                                 42,292
                                                                      ------------------
Pharmacy Services (0.93%)
Express Scripts Inc (b)                              155,171                     14,827
Medco Health Solutions                               213,100                     16,626
Inc (b)
                                                                      ------------------
                                                                                 31,453
                                                                      ------------------
Property & Casualty
Insurance (1.45%)
Chubb Corp                                           320,710                     17,264
Safeco Corp (a)                                      123,610                      8,250
Travelers Cos Inc/The                                341,531                     18,477
WR Berkley Corp                                      157,010                      5,101
                                                                      ------------------
                                                                                 49,092
                                                                      ------------------
Publicly Traded Investment
Fund (0.75%)
iShares S&P 500 Index                                170,880                     25,374
Fund/US (a)
                                                                      ------------------

Regional Banks (5.08%)
Bank of America Corp                               1,222,817                     62,241

Regional Banks
Comerica Inc                                         183,480                     11,359
PNC Financial Services                               204,123                     15,126
Group Inc
US Bancorp (a)                                       207,377                      7,123
Wachovia Corp                                        598,118                     33,220
Wells Fargo & Co                                   1,208,266                     43,365
                                                                      ------------------
                                                                                172,434
                                                                      ------------------
REITS - Apartments (0.29%)
AvalonBay Communities                                 80,054                      9,787
Inc (a)
                                                                      ------------------

REITS - Hotels (0.19%)
Host Hotels & Resorts Inc                            254,371                      6,522
                                                                      ------------------

REITS - Office Property
(0.60%)
Boston Properties Inc (a)                            116,480                     13,693
SL Green Realty Corp (a)                              47,570                      6,703
                                                                      ------------------
                                                                                 20,396
                                                                      ------------------
REITS - Regional Malls
(0.41%)
Simon Property Group                                 121,938                     14,057
Inc (a)
                                                                      ------------------

Retail - Apparel & Shoe
(0.61%)
American Eagle                                       227,170                      6,695
Outfitters (a)
Nordstrom Inc (a)                                    257,574                     14,146
                                                                      ------------------
                                                                                 20,841
                                                                      ------------------
Retail - Building Products
(0.17%)
Home Depot Inc (a)                                   152,009                      5,757
                                                                      ------------------

Retail - Consumer
Electronics (0.38%)
Best Buy Co Inc (a)                                  279,020                     13,016
                                                                      ------------------

Retail - Discount (1.01%)
Big Lots Inc (a)(b)                                  481,728                     15,512
Target Corp                                           22,275                      1,322
Wal-Mart Stores Inc                                  363,512                     17,420
                                                                      ------------------
                                                                                 34,254
                                                                      ------------------
Retail - Drug Store (0.61%)
Walgreen Co                                          468,711                     20,576
                                                                      ------------------

Retail - Major Department
Store (0.85%)
JC Penney Co Inc (a)                                 209,574                     16,575
Sears Holdings Corp (a)(b)                            63,760                     12,173
                                                                      ------------------
                                                                                 28,748
                                                                      ------------------
Retail - Regional
Department Store (0.59%)
Kohl's Corp (b)                                      269,490                     19,953
                                                                      ------------------

Retail - Restaurants
(1.05%)
Darden Restaurants Inc                               160,350                      6,651
McDonald's Corp                                      604,009                     29,162
                                                                      ------------------
                                                                                 35,813
                                                                      ------------------
Semiconductor Component -
Integrated Circuits (0.19%)
Atmel Corp (a)(b)                                  1,192,670                      6,345
                                                                      ------------------

Semiconductor Equipment
(0.22%)
Teradyne Inc (a)(b)                                  434,180                      7,576
                                                                      ------------------


Steel - Producers (0.56%)
Nucor Corp (a)                                       302,330                     19,186
                                                                      ------------------

Steel - Specialty (0.52%)
Allegheny Technologies                               161,230                     17,668
Inc (a)
                                                                      ------------------

Telecommunication
Equipment - Fiber Optics
(0.13%)
Corning Inc (a)(b)                                   180,400                      4,279
                                                                      ------------------

Telecommunication Services
(0.27%)
Embarq Corp                                          151,440                      9,092
                                                                      ------------------

Telephone - Integrated
(3.21%)
AT&T Inc                                           1,943,490                     75,252
Qwest Communications                               1,736,210                     15,418
International Inc (a)(b)
Verizon Communications Inc                           481,408                     18,380
                                                                      ------------------
                                                                                109,050
                                                                      ------------------
Therapeutics (0.61%)
Gilead Sciences Inc (b)                              254,905                     20,831
                                                                      ------------------

Tobacco (2.04%)
Altria Group Inc                                     621,159                     42,810
Loews Corp - Carolina                                 89,418                      6,843
Group (a)
Reynolds American Inc (a)                            145,882                      9,375
UST Inc (a)                                          182,689                     10,355
                                                                      ------------------
                                                                                 69,383
                                                                      ------------------
Tools - Hand Held (0.22%)
Snap-On Inc                                          135,860                      7,404
                                                                      ------------------

Toys (0.63%)
Hasbro Inc                                           252,790                      7,990
Mattel Inc                                           477,730                     13,520
                                                                      ------------------
                                                                                 21,510
                                                                      ------------------
Transport - Rail (0.45%)
Burlington Northern Santa                            174,830                     15,305
Fe Corp
                                                                      ------------------

Transport - Services
(0.17%)
United Parcel Service                                 82,296                      5,796
Inc (a)
                                                                      ------------------

Web Portals (0.53%)
Google Inc (a)(b)                                     38,074                     17,947
                                                                      ------------------

Wireless Equipment (0.22%)
Motorola Inc                                          37,694                        653
Qualcomm Inc (a)                                     158,454                      6,940
                                                                      ------------------
                                                                                  7,593
                                                                      ------------------
TOTAL COMMON STOCKS                                                $          3,388,748
                                                                      ------------------
                                                    Principal
                                                  Amount (000's)           Value (000's)
SHORT TERM
INVESTMENTS (0.14%)
Repurchase Agreements
(0.14%)
Investment in Joint                                    4,740                      4,740
Trading Account; Deutsche
Bank; 5.22% dated 04/30/07
maturing 05/01/07
(collateralized by U.S.
Government Agency Issues;
$4,882,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                      ------------------

TOTAL SHORT TERM                                                   $              4,740
INVESTMENTS
                                                                      ------------------

MONEY MARKET FUNDS (11.97%)
Money Center Banks (11.97%)
BNY Institutional Cash                               406,396                    406,396
Reserve Fund (c)
                                                                      ------------------
TOTAL MONEY MARKET FUNDS                                           $            406,396
                                                                      ------------------
Total Investments                                                  $          3,799,884
Liabilities in Excess of                                                      (403,877)
Other Assets, Net -
(11.89)%
                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                         $          3,396,007
                                                                      ==================
                                                                      ------------------

                                                                      ==================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $          463,645
Unrealized Depreciation                                              (29,391)
                                                              ----------------
Net Unrealized Appreciation (Depreciation)                            434,254
Cost for federal income tax purposes                                3,365,630
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- ------ ----------------
Sector                                                                Percent
--------------------- -------------------------------- ------ ----------------
Financial                                                              33.28%
Consumer,                                                              21.01%
Non-cyclical
Technology                                                             11.51%
Industrial                                                             10.29%
Energy                                                                 10.15%
Communications                                                         10.14%
Consumer, Cyclical                                                      7.83%
Utilities                                                               3.84%
Basic Materials                                                         3.09%
Exchange Traded                                                         0.75%
Funds
Liabilities in                                                      (-11.89%)
Excess of Other
Assets, Net
                                                              ----------------
TOTAL NET ASSETS                                                      100.00%
                                                              ================

Schedule of Investments

April 30, 2007 (unaudited)
Diversified International Fund

                                           Shares Held        Value (000's)
COMMON STOCKS (97.16%)
Advanced Materials &
Products (0.01%)
Neo Material Technologies                     51,500       $           172
Inc (a)
                                                              -------------

Advertising Services
(0.42%)
Aegis Group Plc                              364,862                 1,023
Publicis Groupe                               20,778                   994
WPP Group PLC                                495,090                 7,386
                                                              -------------
                                                                     9,403
                                                              -------------
Agricultural Chemicals
(0.80%)
Agruim Inc (a)                               197,800                 7,667
Incitec Pivot Ltd                            113,497                 4,600
Yara International ASA                       193,035                 5,686
                                                              -------------
                                                                    17,953
                                                              -------------
Agricultural Operations
(0.05%)
Astra Agro Lestari Tbk PT                    641,793                 1,113
Golden Agri-Resources Ltd                     41,000                    66
                                                              -------------
                                                                     1,179
                                                              -------------
Airlines (0.74%)
Air France-KLM                               133,015                 6,821
Austrian Airlines (a)                         11,044                   170
Deutsche Lufthansa AG                        234,419                 7,044
Korean Air Lines Co Ltd                       25,190                 1,193
Thai Airways International                   387,900                   522
Public Ltd (a)(b)
Turk Hava Yollari Anonium                    145,493                   896
Orkakligi (a)
                                                              -------------
                                                                    16,646
                                                              -------------
Airport Development &
Maintenance (0.03%)
Grupo Aeroportuario ADR (a)                   24,733                   723
                                                              -------------

Apparel Manufacturers
(0.43%)
China Ting Group Holdings                    342,000                   112
Ltd
Esprit Holdings Ltd                          686,000                 8,375
Valentino Fashion Group                        7,451                   327
SpA
Youngone Corp                                145,250                   783
                                                              -------------
                                                                     9,597
                                                              -------------
Appliances (0.03%)
AFG Arbonia - Forster                            262                     4
Holding - Rights (a)
AFG Arbonia - Forster                            262                   131
Holding
Indesit Co SpA                                12,811                   302
Schulthess Group                               2,080                   246
                                                              -------------
                                                                       683
                                                              -------------
Applications Software
(0.37%)
FUJI SOFT INC                                140,600                 4,060
Infosys Technologies Ltd                      39,130                 2,048
ADR
Micro Focus International                     50,954                   262
PLC
NSD CO LTD                                    10,800                   177
SimCorp A/S                                      820                   163
Tata Consultancy Services                     49,087                 1,509
Ltd
                                                              -------------
                                                                     8,219
                                                              -------------

Audio & Video Products
(0.60%)
Alpine Electronics Inc                        13,800                   228
Canon Electronics Inc                         10,713                   345
D&M Holdings Inc                              31,287                   125
Kawai Musical Instruments                     26,000                    58
Manufacturing
Sony Corp                                    236,800                12,723
                                                              -------------
                                                                    13,479
                                                              -------------
Auto - Car & Light Trucks
(2.16%)
Denway Motors Ltd                          2,738,000                 1,099
Fiat SpA                                     360,618                10,703
Hyundai Motor Co                               8,489                   541
Ssangyong Motor Co (a)                        23,392                   171
Suzuki Motor Corp                            205,700                 5,888
Toyota Motor Corp                            488,452                29,924
                                                              -------------
                                                                    48,326
                                                              -------------
Auto - Medium & Heavy Duty
Trucks (0.05%)
Mahindra & Mahindra Ltd (b)                   63,262                 1,189
                                                              -------------

Auto/Truck Parts &
Equipment - Original
(0.69%)
Aisin Seiki Co Ltd                           180,400                 5,979
Brembo SpA                                    12,973                   200
Denso Corp                                   195,300                 6,947
FCC Co Ltd                                     6,776                   137
Futaba Industrial Co Ltd                      19,370                   470
Musashi Seimitsu Industry                      1,870                    49
Co Ltd
Nippon Seiki Co Ltd                            6,915                   149
Nissin Kogyo Co Ltd                           16,336                   436
Riken Corp                                    17,000                    95
T RAD Co Ltd                                   7,000                    34
Takata Corp                                    6,900                   255
UMW Holdings Bhd                             180,600                   602
                                                              -------------
                                                                    15,353
                                                              -------------
Auto/Truck Parts &
Equipment - Replacement
(0.01%)
Xinyi Glass Holding Co Ltd                   146,000                    96
                                                              -------------

Beverages - Non-Alcoholic
(0.02%)
Britvic PLC                                   52,366                   364
                                                              -------------

Beverages - Wine & Spirits
(0.05%)
United Spirits Ltd                            48,965                 1,026
                                                              -------------

Brewery (0.95%)
Carlsberg A/S                                 65,267                 7,351
Compania Cervecerias                          82,437                   580
Unidas SA
InBev NV (c)                                 166,328                13,029
Marston's PLC                                 26,717                   231
                                                              -------------
                                                                    21,191
                                                              -------------
Broadcasting Services &
Programming (0.06%)
Grupo Televisa SA ADR (c)                     47,339                 1,328
Vislink PLC                                   47,914                    83
                                                              -------------
                                                                     1,411
                                                              -------------
Building - Heavy
Construction (1.69%)
ACS Actividades de                           221,204                13,810
Construccion y Servicios
SA
Fomento de Construcciones                     59,689                 5,588
y Contratas SA
Keangnam Enterprises Ltd                       3,980                   122
Lemminkainen Oyj                                 601                    43
Maeda Road Construction Co                    14,223                   112
Ltd

Building - Heavy
Construction
Severfield-Rowen PLC                           6,619                   278
Veidekke ASA                                   3,385                   197
Vinci SA                                     101,425                16,408
YTL Corp Bhd                                 622,400                 1,328
                                                              -------------
                                                                    37,886
                                                              -------------
Building - Mobile Home &
Manufactured Housing
(0.00%)
Fleetwood Corp Ltd                             6,814                    52
                                                              -------------

Building - Residential &
Commercial (0.14%)
Barratt Developments PLC                      21,062                   457
Consorcio ARA SAB de CV                      370,967                   606
Kaufman & Broad SA                             3,126                   239
Persimmon PLC                                 44,653                 1,203
Tecnisa SA                                    99,273                   550
                                                              -------------
                                                                     3,055
                                                              -------------
Building & Construction -
Miscellaneous (1.03%)
Abengoa SA (c)                                11,736                   473
Boskalis Westminster                           6,792                   760
Bouygues SA                                  124,510                 9,970
Cosco International                          402,000                   252
Holdings Ltd
Galliford Try PLC                             79,242                   268
JM AB - Rights (a)(b)                        190,308                    70
JM AB (c)                                    190,308                 6,632
Kolon Engineering &                           12,730                   209
Construction Co Ltd
Leighton Holdings Ltd                        103,168                 2,984
Murray & Roberts Holdings                    165,500                 1,427
Ltd
                                                              -------------
                                                                    23,045
                                                              -------------
Building & Construction
Products - Miscellaneous
(0.36%)
Bauer AG                                       4,791                   383
Geberit AG                                       429                   766
Kingspan Group PLC                           214,371                 6,026
Nichias Corp                                  31,000                   274
Rockwool International A/S                     1,194                   274
Sika AG                                          174                   341
                                                              -------------
                                                                     8,064
                                                              -------------
Building Products - Air &
Heating (0.01%)
Belimo Holding AG                                 40                    46
Nibe Industrier AB                             9,600                   170
                                                              -------------
                                                                       216
                                                              -------------
Building Products - Cement
& Aggregate (1.08%)
Adelaide Brighton Ltd                         58,390                   170
Buzzi Unicem SpA                              13,597                   439
Cementir SpA                                  12,818                   190
Cemex SAB de CV (a)                          679,058                 2,205
Hanson PLC                                    27,563                   473
Heracles General Cement Co                     2,848                    70
Holcim Ltd                                    87,205                 9,408
Italmobiliare SpA                              1,217                   157
Lafarge SA                                    68,201                11,141
                                                              -------------
                                                                    24,253
                                                              -------------
Cable TV (0.22%)
Cogeco Cable Inc                             124,800                 4,895
                                                              -------------

Capacitors (0.60%)
Mitsumi Electric Co Ltd (c)                  400,209                13,431
                                                              -------------


Casino Hotels (0.05%)
Genting Bhd                                  468,990                 1,165
                                                              -------------

Cellular
Telecommunications (1.31%)
America Movil SA de CV ADR                    92,949                 4,883
China Mobile Ltd                             340,639                 3,111
Cosmote Mobile                               113,388                 3,581
Telecommunications SA
Drillisch AG                                   8,930                    98
Mobile Telesystems OJSC                       33,402                 1,840
ADR (c)
MTI Ltd                                           19                    28
Okinawa Cellular Telephone                        31                    92
Co
Partner Communications                        65,290                 1,073
SK Telecom Co Ltd                              4,563                   963
Turkcell Iletisim Hizmet                           1                     -
AS
Vodafone Group PLC                         4,755,180                13,645
                                                              -------------
                                                                    29,314
                                                              -------------
Chemicals - Diversified
(1.61%)
Akzo Nobel NV (c)                             92,965                 7,461
Arkema (a)                                     4,948                   297
Bayer AG (c)                                 227,921                15,664
C Uyemura & Co Ltd                               716                    44
Fujimi Inc                                     4,800                   138
Israel Chemicals Ltd                          89,035                   685
K+S AG                                         2,471                   324
Lanxess AG                                    14,130                   780
Neochimiki LV Lavrentiadis                     4,671                   144
SA
Sakai Chemical Industry Co                    37,000                   275
Ltd
Shin-Etsu Chemical Co Ltd                    142,800                 9,286
Tokuyama Corp                                 24,000                   365
Wacker Chemie AG                               3,538                   647
                                                              -------------
                                                                    36,110
                                                              -------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                         15,920                   175
                                                              -------------

Chemicals - Other (0.02%)
Kingboard Chemical                           110,000                   516
Holdings Ltd
                                                              -------------

Chemicals - Specialty
(0.22%)
Gurit Holding AG                                  41                    46
Rhodia SA (a)                                139,345                   574
SGL Carbon AG (a)                             93,824                 3,694
Taiyo Ink Manufacturing Co                     2,900                    78
Ltd
Umicore                                        2,968                   602
                                                              -------------
                                                                     4,994
                                                              -------------
Circuit Boards (0.37%)
Ibiden Co Ltd                                144,000                 8,255
                                                              -------------

Coal (0.02%)
China Shenhua Energy Co                      191,000                   477
Ltd
                                                              -------------

Coatings & Paint (0.01%)
Chugoku Marine Paints Ltd                     16,000                   151
Nippon Paint Co Ltd                           23,000                   135
                                                              -------------
                                                                       286
                                                              -------------
Commercial Banks (15.11%)
ABN AMRO Holding NV                          188,470                 9,241
Aichi Bank Ltd/The                               300                    33

Commercial Banks
Allied Irish Banks PLC                       375,934                11,435
Australia & New Zealand                      622,420                15,819
Banking Group Ltd
Banca Popolare Italiana                       60,300                 1,012
Scrl (a)
Banco Bilbao Vizcaya                         793,901                19,122
Argentaria SA (c)
Banco do Brasil SA                            31,400                 1,083
Banco Santander Central                    1,070,904                19,276
Hispano SA (c)
Banco Santander Chile SA                      16,695                   825
ADR
Banif SGPS SA                                  5,377                    42
Bank Leumi Le-Israel BM                           68                     -
Bank Millennium SA                           276,030                 1,084
Bank of East Asia Ltd                      1,016,400                 6,289
Bank of India                                149,403                   698
Bank of Iwate Ltd/The                          1,181                    68
Bank of Nagoya Ltd/The                        24,731                   169
Bank Pekao SA                                  9,920                   939
Bank Rakyat Indonesia                      3,460,000                 2,000
Barclays PLC                               1,077,038                15,668
Bumiputra-Commerce                           437,200                 1,380
Holdings Bhd
Canadian Imperial Bank of                     98,900                 8,706
Commerce (a)(c)
Canadian Western Bank                         11,000                   237
China Citic Bank (a)(d)                      271,000                   228
China Construction Bank                    4,591,000                 2,805
Corp (d)
China Merchants Bank Co                      391,500                   964
Ltd (a)
Commercial International                      15,167                   157
Bank
Daegu Bank                                    25,446                   422
Daito Bank Ltd/The                            16,763                    24
DBS Group Holdings Ltd                       624,000                 8,748
Deutsche Bank AG                             133,941                20,727
Deutsche Postbank AG                          13,573                 1,334
FirstRand Ltd                                514,526                 1,837
Fortis                                       260,342                11,781
HBOS PLC                                     827,394                17,918
Higashi-Nippon Bank                            7,213                    32
Ltd/The
HSBC Holdings PLC                            588,502                10,921
Industrial and Commercial                    144,304                   323
Bank of China
Julius Baer Holding AG                        11,462                   806
Kagoshima Bank Ltd/The                         8,902                    66
KBC Groep NV (c)                              65,878                 8,763
Keiyo Bank Ltd/The                            47,520                   274
Kookmin Bank                                  13,534                 1,214
Mizrahi Tefahot Bank Ltd                     138,279                 1,030
Musashino Bank Ltd/The                         3,501                   192
Nordea Bank AB (c)                           581,800                10,142
Oita Bank Ltd/The                             10,070                    71
Oversea-Chinese Banking                    1,752,000                10,379
Corp
Piraeus Bank SA                              183,380                 6,692
PT Bank Central Asia Tbk                   1,628,500                   950
Raiffeisen International                      10,874                 1,526
Bank Holding AS
Ringkjoebing Landbobank                          242                    51
A/S
Royal Bank of Canada (a)(c)                  379,800                19,786
Royal Bank of Scotland                       629,747                24,304
Group PLC
San-In Godo Bank Ltd/The                       6,936                    70
Sberbank                                         895                 3,549
Shizuoka Bank Ltd/The                        384,000                 4,065
Sparebanken Midt-Norge                         6,985                    90
Standard Bank Group Ltd                      160,872                 2,526
Sumitomo Mitsui Financial                        688                 6,046
Group Inc
Sumitomo Trust & Banking                     979,000                 9,652
Co Ltd/The
Swedbank AB (c)                              149,000                 5,804
Commercial Banks
Sydbank A/S                                  108,650                 6,129
Tokushima Bank Ltd/The                         5,625                    38
UniCredito Italiano SpA                    1,886,399                19,513
Unione di Banche Italiane                     17,109                   520
SCPA (c)
Wing Hang Bank Ltd                            25,328                   304
Wing Lung Bank                                 5,600                    62
                                                              -------------
                                                                   337,961

                                                              -------------
Commercial Services (0.06%)
Aggreko Plc                                  100,329                 1,133
Daiseki Co Ltd                                 2,300                    45
ITE Group PLC                                 18,834                    63
                                                              -------------
                                                                     1,241

                                                              -------------
Computer Services (0.03%)
Alten (a)                                      5,553                   223
Indra Sistemas SA                             16,377                   406
                                                              -------------
                                                                       629
                                                              -------------
Computers (0.06%)
Acer Inc (a)                                  85,000                   162
Quanta Computer Inc                          474,000                   683
Wincor Nixdorf AG                              5,666                   556
                                                              -------------
                                                                     1,401
                                                              -------------
Computers - Integrated
Systems (0.00%)
CSE Global Ltd                                41,000                    48
                                                              -------------

Computers - Peripheral
Equipment (0.04%)
AmTRAN Technology Co                         922,000                   827
Ltd (a)
                                                              -------------

Consulting Services (0.04%)
Groupe Steria SCA                              1,510                   104
Poyry Oyj                                      4,443                    96
Savills PLC                                   58,758                   785
                                                              -------------
                                                                       985
                                                              -------------
Containers - Metal & Glass
(0.00%)
CCL Industries                                 1,700                    59
                                                              -------------

Cosmetics & Toiletries
(0.36%)
Beiersdorf AG                                106,674                 7,708
LG Household & Health Care                     2,947                   394
Ltd
                                                              -------------
                                                                     8,102
                                                              -------------
Data Processing &
Management (0.01%)
Tran Cosmos Inc                               12,800                   239
                                                              -------------

Diagnostic Equipment
(0.01%)
Draegerwerk AG                                 3,060                   293
                                                              -------------

Direct Marketing (0.01%)
Moshi Moshi Hotline Inc                        3,587                   156
                                                              -------------

Distribution & Wholesale
(0.07%)
Diploma Plc                                    2,629                    52
IMS-Intl Metal Service                         3,554                   147
Inabata & Co Ltd                               9,156                    74
Inchcape Plc                                  76,208                   870
MARR SpA                                      17,733                   201
Matsuda Sangyo Co Ltd (c)                      5,404                   131

Distribution & Wholesale
Tat Hong Holdings Ltd                         86,000                    96
                                                              -------------
                                                                     1,571
                                                              -------------
Diversified Financial
Services (0.53%)
Acta Holding ASA                              87,367                   515
Challenger Financial                          83,175                   366
Services Group Ltd
First Financial Holding Co                   829,000                   572
Ltd
Investec PLC                                  28,677                   410
Mega Financial Holding Co                    728,000                   464
Ltd
Shin Kong Financial                          221,446                   206
Holding Co Ltd
Shinhan Financial Group Co                    46,980                 2,670
Ltd
Woori Finance Holdings Co                    268,730                 6,726
Ltd (c)
                                                              -------------
                                                                    11,929
                                                              -------------
Diversified Manufacturing
Operations (1.00%)
Aalberts Industries NV                         4,032                   430
Charter PLC (a)                               44,031                   907
Doosan Corp (a)                               30,966                 2,878
Senior PLC                                    41,900                    74
Siemens AG                                   147,772                17,996
                                                              -------------
                                                                    22,285
                                                              -------------
Diversified Minerals
(2.05%)
Antofagasta PLC                              156,228                 1,679
BHP Billiton PLC                             717,215                16,192
Independence Group NL                         18,270                   112
Jubilee Mines NL                              24,357                   344
Ludin Mining Corp (a)                         35,910                   440
Nittetsu Mining Co Ltd                        28,955                   244
Paladin Resources                          1,446,082                11,530
Ltd (a)(c)
Xstrata PLC                                  289,377                15,283
                                                              -------------
                                                                    45,824
                                                              -------------
Diversified Operations
(0.29%)
Alfa SAB de CV                                96,823                   725
Altri SGPS SA                                 23,362                   200
Barloworld Ltd                                13,053                   365
Citic Pacific Ltd                            330,000                 1,247
Eriks Group NV                                   882                    74
Grupo Carso SA de CV                         279,800                 1,112
GS Holdings Corp                              23,030                 1,050
Haci Omer Sabanchi                                 3                     -
Holding (a)
Hunting Plc                                   95,765                 1,474
Kardan NV (a)                                  3,229                    58
Kendrion NV (a)                                  929                    27
STX Corp                                       5,450                   188
                                                              -------------
                                                                     6,520

                                                              -------------
E-Commerce - Services
(0.01%)
Rightmove PLC                                 11,072                   113
                                                              -------------

Electric - Distribution
(0.01%)
DUET Group                                    41,059                   118
SP AusNet                                    145,116                   178
                                                              -------------
                                                                       296
                                                              -------------
Electric - Generation
(0.13%)
CEZ                                            7,728                   378
China Resources Power                        612,000                 1,092
Holdings Co
Glow Energy PCL (b)                          721,171                   669
Huaneng Power                                842,000                   857
International Inc
                                                              -------------
                                                                     2,996
                                                              -------------

Electric - Integrated
(2.80%)
ASM                                           62,100                   420
Cia Paranaense de Energia                 73,141,858                   909
E.ON AG (c)                                  149,669                22,637
Enel SpA                                   1,023,208                11,652
Fortis Inc                                    11,100                   282
International Power PLC                    1,514,696                13,335
Korea Electric Power Corp                     22,550                   919
RWE AG                                       100,100                10,630
Unified Energy System                          9,100                 1,188
Union Fenosa SA                               12,680                   696
                                                              -------------
                                                                    62,668
                                                              -------------
Electric - Transmission
(0.54%)
National Grid PLC                            737,331                11,596
Red Electrica de Espana                       11,870                   548
                                                              -------------
                                                                    12,144
                                                              -------------
Electric Products -
Miscellaneous (0.28%)
Casio Computer Co Ltd                        247,200                 5,017
LG Electronics Inc                            16,962                 1,140
Solar Holdings A/S                               220                    31
                                                              -------------
                                                                     6,188
                                                              -------------
Electronic Components -
Miscellaneous (0.20%)
Chemring Group PLC                            10,623                   440
Eizo Nanao Corp                                6,200                   214
HON HAI Precision Industry                   463,194                 3,079
Co Ltd
Nihon Dempa Kogyo Co Ltd                       3,700                   183
Star Micronics Co Ltd                         18,915                   461
Telecomunicaciones y                           1,846                    30
Energia (a)
TT electronics PLC                            20,405                    96
                                                              -------------
                                                                     4,503
                                                              -------------
Electronic Components -
Semiconductors (0.63%)
Hynix Semiconductor Inc (a)                   37,036                 1,275
MediaTek Inc                                 107,740                 1,352
Samsung Electronics Co Ltd                     7,813                 4,817
Sonix Technology Co Ltd                      346,000                   841
Sumco Corp                                   129,700                 5,688
United Technology Holdings                        49                    81
Co Ltd
                                                              -------------
                                                                    14,054
                                                              -------------
Electronic Measurement
Instruments (0.02%)
ESPEC Corp                                     3,100                    39
Halma PLC                                     86,828                   398
Micronics Japan Co Ltd                         2,100                    73
                                                              -------------
                                                                       510
                                                              -------------
Electronic Parts
Distribution (0.01%)
Kuroda Electric Co Ltd                        16,500                   231
Marubun Corp                                   2,300                    31
                                                              -------------
                                                                       262
                                                              -------------
Energy - Alternate Sources
(0.19%)
Renewable Energy Corp                        145,431                 4,204
AS (a)
Sechilienne SA                                 2,207                   139
                                                              -------------
                                                                     4,343

                                                              -------------
Engineering - Research &
Development Services
(1.00%)
ABB Ltd                                      722,865                14,664
Bradken Ltd                                   36,567                   290
Keller Group PLC                              17,850                   360
Monadelphous Group Ltd                        10,426                   118
Shinko Plantech Co Ltd                        18,000                   181
Engineering - Research &
Development Services
WorleyParsons Ltd                            292,224                 6,674
WSP Group PLC                                  4,594                    67
                                                              -------------
                                                                    22,354
                                                              -------------
Enterprise Software &
Services (0.05%)
Axon Group Plc                                12,815                   195
Hitachi Software                               9,344                   225
Engineering Co Ltd
Software AG                                    2,623                   233
Temenos Group AG (a)                          17,344                   402
                                                              -------------
                                                                     1,055
                                                              -------------
E-Services - Consulting
(0.02%)
Ementor ASA (a)                               45,598                   412
Macromill Inc                                     26                    58
                                                              -------------
                                                                       470
                                                              -------------
Feminine Health Care
Products (0.02%)
Hengan International Group                   148,298                   474
Co Ltd
                                                              -------------

Filtration & Separation
Products (0.05%)
Alfa Laval AB                                 18,631                 1,148
                                                              -------------

Finance - Consumer Loans
(0.04%)
African Bank Investments                     194,936                   941
Ltd
                                                              -------------

Finance - Investment
Banker & Broker (2.29%)
Babcock & Brown Ltd                          289,581                 7,131
Bolsas y Mercados                              8,211                   449
Espanoles
Canaccord Capital Inc                         15,500                   323
Credit Suisse Group                          287,679                22,736
Daewoo Securities Co                          41,050                   897
Ltd (c)
HQ AB                                          1,790                    50
Macquarie Bank Ltd                           140,854                10,178
Takagi Securities Co Ltd                      21,273                    90
UBS AG                                       142,818                 9,360
                                                              -------------
                                                                    51,214
                                                              -------------
Finance - Leasing Company
(0.61%)
ORIX Corp                                     50,498                13,588
                                                              -------------

Finance - Other Services
(1.55%)
Deutsche Boerse AG                            73,416                17,267
Grupo Financiero Banorte                     444,300                 1,931
SAB de CV
Intrum Justitia AB                            20,000                   275
Man Group Plc                              1,338,627                15,124
                                                              -------------
                                                                    34,597
                                                              -------------
Fisheries (0.22%)
Cermaq ASA (c)                               247,103                 4,361
Nippon Suisan Kaisha Ltd                      78,500                   507
Pescanova SA                                     759                    32
                                                              -------------
                                                                     4,900
                                                              -------------
Food - Catering (0.05%)
Sodexho Alliance SA                           14,885                 1,189
                                                              -------------

Food - Confectionery
(0.03%)
Barry Callebaut AG (a)                           433                   357
Lindt & Spruengli AG                              13                   391
                                                              -------------
                                                                       748
                                                              -------------

Food - Dairy Products
(0.38%)
Meiji Dairies Corp                           882,118                 7,087
Robert Wiseman Dairies Plc                     9,380                    86
Vivartia SA                                    3,806                    92
Wimm-Bill-Dann Foods OJSC                     15,188                 1,224
ADR (c)
                                                              -------------
                                                                     8,489
                                                              -------------
Food - Meat Products
(0.01%)
Hk-Ruokatalo Oyj                               5,861                   142
Marudai Food Co Ltd                           28,000                   103
                                                              -------------
                                                                       245
                                                              -------------
Food -
Miscellaneous/Diversified
(1.91%)
Biomar Holding A/S                             1,500                    91
Groupe Danone (c)                             93,454                15,451
Iaws Group Plc                                12,455                   309
Kerry Group PLC                               12,027                   360
Nestle SA (c)                                 64,578                25,652
Nichirei Corp                                 78,000                   469
Viscofan SA                                   12,350                   290
                                                              -------------
                                                                    42,622
                                                              -------------
Food - Retail (0.88%)
Metro Inc                                     12,800                   447
North West Co Fund                             8,302                   154
Shoprite Holdings Ltd                        311,962                 1,406
WM Morrison Supermarkets                   1,042,679                 6,401
PLC
Woolworths Ltd                               483,490                11,364
                                                              -------------
                                                                    19,772
                                                              -------------
Food - Wholesale &
Distribution (0.06%)
Kesko OYJ                                      7,730                   540
Olam International Ltd                       138,000                   287
Premier Foods PLC                             46,473                   285
Sligro Food Group NV                           7,502                   309
                                                              -------------
                                                                     1,421
                                                              -------------
Footwear & Related Apparel
(0.01%)
Geox SpA                                       9,519                   175
                                                              -------------

Forestry (0.01%)
Sino-Forest Corp (a)                          16,160                   197
                                                              -------------

Gambling (Non-Hotel)
(0.00%)
Paddy Power PLC                                2,449                    68
                                                              -------------

Gas - Distribution (0.46%)
Centrica PLC                               1,176,610                 9,129
Korea Gas Corp                                26,680                 1,106
Samchully Co Ltd                                 315                    56
                                                              -------------
                                                                    10,291
                                                              -------------
Gold Mining (0.02%)
Inmet Mining Corp                              7,333                   446
                                                              -------------

Hazardous Waste Disposal
(0.01%)
Transpacific Industries                       21,496                   221
Group Ltd
                                                              -------------

Home Decoration Products
(0.01%)
Hunter Douglas NV                              2,944                   267
                                                              -------------

Home Furnishings (0.05%)
Lewis Group Ltd                               91,406                   939
Home Furnishings
Nobia AB                                      19,650                   270
                                                              -------------
                                                                     1,209
                                                              -------------
Hotels & Motels (0.03%)
Banyan Tree Holdings Ltd                      23,000                    35
Mandarin Oriental                             31,000                    69
International Ltd
Millennium & Copthorne                        31,471                   457
Hotels PLC
                                                              -------------
                                                                       561
                                                              -------------
Human Resources (0.34%)
Michael Page International                   643,283                 7,416
Plc
Robert Walters Plc                            37,652                   269
                                                              -------------
                                                                     7,685
                                                              -------------
Import & Export (1.04%)
Itochu Corp                                  850,000                 8,437
Sumitomo Corp (c)                            862,300                14,903
                                                              -------------
                                                                    23,340
                                                              -------------
Independent Power Producer
(0.00%)
YTL Power International                       21,726                    14
                                                              -------------

Industrial Audio & Video
Products (0.01%)
EVS Broadcast Equipment SA                     2,110                   142
Intelligent Digital                            1,397                    22
Integrated Security
                                                              -------------
                                                                       164
                                                              -------------
Industrial Automation &
Robots (0.00%)
SFA Engineering Corp                           1,290                    57
                                                              -------------

Industrial Gases (0.03%)
Air Water Inc                                 28,000                   303
Taiyo Nippon Sanso Corp                       38,000                   333
                                                              -------------
                                                                       636
                                                              -------------
Instruments - Controls
(0.02%)
Rotork Plc                                    26,328                   441
                                                              -------------

Insurance Brokers (0.01%)
April Group                                    2,394                   127
                                                              -------------

Internet Content -
Information & News (0.01%)
Iress Market Technology                       26,614                   182
Ltd
Seek Ltd                                      19,331                   119
                                                              -------------
                                                                       301
                                                              -------------
Investment Companies
(0.36%)
ABG Sundal Collier ASA                        44,114                   104
Arques Industries AG                          19,152                   556
Bure Equity AB (a)                            67,046                    39
Hastings Diversified                          12,316                    33
Utilities Fund
Macquarie Infrastructure                   2,349,335                 7,395
Group
                                                              -------------
                                                                     8,127
                                                              -------------
Investment Management &
Advisory Services (0.15%)
AGF Management Ltd                            21,978                   766
Ashmore Group PLC                             41,722                   272
Henderson Group PLC                          185,034                   596
Kenedix Inc                                      141                   624
MFS Ltd                                      106,188                   529
Partners Group                                   806                   102
Risa Partners Inc                                120                   326

Investment Management &
Advisory Services
Simplex Investment                                99                    92
Advisors Inc
                                                              -------------
                                                                     3,307
                                                              -------------
Leisure & Recreation
Products (0.00%)
Beneteau SA                                      675                    87
                                                              -------------

Life & Health Insurance
(0.22%)
Cathay Financial Holding                     273,402                   556
Co Ltd
China Life Insurance Co                      267,000                   835
Ltd
Resolution Plc                                37,420                   485
Sanlam Ltd                                   731,079                 2,466
Swiss Life Holding (a)                         2,207                   573
                                                              -------------
                                                                     4,915
                                                              -------------
Lighting Products &
Systems (0.01%)
Zumtobel AG (a)                                4,458                   163
                                                              -------------

Machinery - Construction &
Mining (0.78%)
Aichi Corp                                    17,446                   200
Danieli & Co SpA                               8,043                   216
Hitachi Construction                         155,600                 4,910
Machinery Co Ltd
Komatsu Ltd                                  499,500                11,977
Palfinger AG                                     965                   184
                                                              -------------
                                                                    17,487
                                                              -------------
Machinery - Electrical
(0.05%)
Konecranes Oyj                                27,471                   998
                                                              -------------

Machinery - General
Industry (1.38%)
Biesse SpA                                     6,480                   196
Burckhardt Compression                           404                    80
Holding AG (a)
Frigoglass SA                                  4,096                   109
Haulotte Group                                15,198                   525
Industrias CH SA (a)                         187,214                   841
MAN AG                                       148,276                19,981
Miyachi Corp                                   5,400                    96
Sintokogio Ltd                                17,379                   248
Sumitomo Heavy Industries                    843,000                 8,777
Ltd
                                                              -------------
                                                                    30,853
                                                              -------------
Machinery Tools & Related
Products (0.32%)
B&B Tools AB                                   3,799                   130
Gildemeister AG                               16,147                   351
Mori Seiki Co Ltd                            249,600                 6,622
Schweiter Technologies AG                         88                    30
                                                              -------------
                                                                     7,133
                                                              -------------
Medical - Biomedical/Gene
(0.02%)
Intercell AG (a)                              10,564                   352
Oxford Biomedica Plc (a)                     145,275                   130
                                                              -------------
                                                                       482
                                                              -------------
Medical - Drugs (3.58%)
Acambis Plc (a)                               37,827                   106
Actelion Ltd (a)                              30,988                 7,389
AstraZeneca PLC                              259,821                14,236
Daewoong Pharmaceutical Co                     3,589                   206
Ltd
Dr Reddys Laboratories Ltd                    52,875                   905
ADR (c)
GlaxoSmithKline PLC                          226,527                 6,564
Kaken Pharmaceutical Co                       23,000                   178
Ltd
Kyorin Co Ltd                                 16,000                   217
Nippon Shinyaku Co Ltd                        10,166                    85

Medical - Drugs
Novartis AG                                   89,287                 5,208
Oriola-KD OYJ                                 13,306                    63
Roche Holding AG                             134,193                25,355
Shire PLC                                    312,606                 7,314
Takeda Pharmaceutical Co                     187,600                12,215
Ltd
                                                              -------------
                                                                    80,041
                                                              -------------
Medical - Generic Drugs
(0.04%)
Teva Pharmaceutical                           20,144                   772
Industries Ltd ADR (c)
Towa Pharmaceutical Co Ltd                     2,130                    82
                                                              -------------
                                                                       854
                                                              -------------
Medical - HMO (0.03%)
Odontoprev SA                                 32,598                   735
                                                              -------------

Medical - Nursing Homes
(0.04%)
Orpea (a)                                      2,576                   266
Southern Cross Healthcare                     71,294                   711
Ltd
                                                              -------------
                                                                       977
                                                              -------------
Medical - Wholesale Drug
Distribution (0.02%)
Meda AB                                       12,593                   474
                                                              -------------

Medical Instruments (0.02%)
Nihon Kohden Corp                             15,598                   354
                                                              -------------

Medical Products (0.46%)
Bespak Plc                                     1,940                    29
Phonak Holding AG                            114,948                10,231
                                                              -------------
                                                                    10,260
                                                              -------------
Metal - Aluminum (0.06%)
Aluminium of Greece                            9,082                   186
S.A.I.C.
Aluminum Corp of China Ltd                   786,000                   933
Nippon Light Metal Co Ltd                     83,000                   230
                                                              -------------
                                                                     1,349

                                                              -------------
Metal - Diversified (0.20%)
Anvil Mining Ltd (a)                           6,627                    98
FNX Mining Co Inc (a)                         18,652                   447
Kagara Zinc Ltd                               16,363                    85
KME Group (a)                                 94,835                    94
MMC Norilsk Nickel ADR                        12,772                 2,468
Pacific Metals Co Ltd                         40,000                   644
Sally Malay Mining Ltd (a)                   125,008                   557
Skye Resources Inc (a)                        10,400                   130
                                                              -------------
                                                                     4,523
                                                              -------------
Metal Processors &
Fabrication (0.37%)
Ahresty Corp                                   3,600                   103
Catcher Technology Co Ltd                    150,289                 1,155
CFF Recycling                                  1,460                    97
NSK Ltd                                      611,000                 5,957
NTN Corp                                      46,176                   385
Ryobi Ltd                                     30,596                   228
Taewoong Co Ltd                                3,188                   137
TK Corp                                        7,608                   166
Tocalo Co Ltd                                  3,300                    91
                                                              -------------
                                                                     8,319
                                                              -------------
Metal Products -
Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                        8,338                    38
Metka SA                                       8,337                   163
Metal Products -
Distribution
Sato Shoji Corp                                4,191                    39
Yamazen Corp                                  13,461                    95
                                                              -------------
                                                                       335
                                                              -------------
Metal Products - Fasteners
(0.01%)
Oiles Corp                                     4,400                    95
Unisteel Technology Ltd                       23,750                    38
                                                              -------------
                                                                       133
                                                              -------------
Mining Services (0.00%)
Major Drilling Group                           2,200                    69
International (a)
                                                              -------------

Miscellaneous
Manufacturers (0.05%)
EganaGoldpfeil Holdings                      150,000                   109
Ltd
Mecalux SA                                     4,931                   243
Nippon Pillar Packing Co                      11,573                   105
Ltd
Peace Mark Holdings Ltd                      190,000                   214
Toyo Tanso Co Ltd                              3,003                   322
                                                              -------------
                                                                       993
                                                              -------------
Motion Pictures & Services
(0.00%)
Imagi International                          156,377                    54
Holdings Ltd (a)
                                                              -------------

MRI - Medical Diagnostic
Imaging (0.02%)
Sonic Healthcare Ltd                          38,577                   458
                                                              -------------

Multi-Line Insurance
(2.48%)
Allianz SE                                   104,522                23,792
Alm Brand A/S (a)                              3,475                   250
AXA SA (c)                                   405,812                18,790
Grupo Catalana Occidente                       6,654                   292
SA
Mapfre SA                                    157,113                   823
Porto Seguro SA                               19,049                   656
Zurich Financial Services                     37,522                10,967
AG (c)
                                                              -------------
                                                                    55,570
                                                              -------------
Multimedia (0.91%)
Corus Entertainment - B                        6,637                   278
Shares (a)
Informa PLC                                  369,764                 4,392
Vivendi (c)                                  375,273                15,558
                                                              -------------
                                                                    20,228
                                                              -------------
Non-Ferrous Metals (0.11%)
Energy Metals Corp (a)                         6,722                    86
International Nickel                         151,233                 1,012
Indonesia Tbk PT
Korea Zinc Co Ltd                              2,451                   375
Minara Resources Ltd                          44,066                   272
Sumitomo Titanium Corp                         3,242                   351
SXR Uranium One Inc (a)                       30,400                   456
                                                              -------------
                                                                     2,552
                                                              -------------
Office Automation &
Equipment (1.43%)
Canon Inc                                    320,863                18,126
Neopost SA                                    47,491                 6,922
Ricoh Co Ltd                                 314,000                 6,938
                                                              -------------
                                                                    31,986
                                                              -------------
Oil - Field Services
(1.05%)
Acergy SA (a)                                269,200                 5,882
Expro International Group                     17,988                   303
Fugro NV                                     130,435                 7,122
John Wood Group PLC                          976,894                 5,504

Oil - Field Services
Petrofac Ltd                                 519,487                 4,625
                                                              -------------
                                                                    23,436
                                                              -------------
Oil Company - Exploration
& Production (1.10%)
AED Oil Ltd (a)                               16,499                    66
Avenir Diversified Income                      8,501                    60
Trust
Bonterra Energy Income                         2,272                    57
Trust
Crescent Point Energy                         18,390                   313
Trust
EnCana (a)                                   217,098                11,364
Harvest Energy Trust (a)                     156,311                 4,322
Niko Resources Ltd                             2,581                   206
Oao Gazprom (a)(b)(d)                          7,168                   704
Oao Gazprom (a)                              146,708                 5,765
Oil & Natural Gas Corp Ltd                    41,012                   910
Oilexco Inc (a)                               74,227                   584
Rally Energy Corp (a)                         33,775                   199
                                                              -------------
                                                                    24,550
                                                              -------------
Oil Company - Integrated
(4.68%)
BG Group PLC                                 665,840                 9,660
BP PLC                                     1,068,716                12,085
China Petroleum & Chemical                 4,120,768                 3,624
Corp
ENI SpA                                      516,559                17,221
LUKOIL ADR                                    57,642                 4,470
Petro Canada (a)                             251,000                11,161
PetroChina Co Ltd                            731,587                   833
Petroleo Brasileiro SA                        48,525                 4,912
ADR (c)
Royal Dutch Shell PLC - A                    218,312                 7,640
Shares
Royal Dutch Shell PLC - B                    178,165                 6,324
Shares
Sasol Ltd                                     24,594                   851
Total SA                                     347,249                25,807
                                                              -------------
                                                                   104,588
                                                              -------------
Oil Field Machinery &
Equipment (0.01%)
Schoeller-Bleckmann                            2,160                   138
Oilfield Equipment
                                                              -------------

Oil Refining & Marketing
(0.50%)
Caltex Australia Ltd                         258,508                 5,204
Fuchs Petrolub AG                              4,270                   400
Parkland Income Fund                           3,823                   146
Reliance Industries Ltd (d)                   45,290                 3,456
Thai Oil Public (a)(b)                       511,619                   964
Tupras Turkiye Petrol                         51,518                 1,057
Rafinerileri AS
                                                              -------------
                                                                    11,227
                                                              -------------
Optical Supplies (0.04%)
Cie Generale d'Optique                         6,719                   812
Essilor International SA
                                                              -------------

Paper & Related Products
(0.04%)
Portucel-Empresa Produtora                    42,515                   163
de Pasta e Papel SA
Suzano Papel e Celulose SA                    62,467                   659
                                                              -------------
                                                                       822
                                                              -------------
Petrochemicals (0.10%)
Formosa Chemicals & Fibre                    531,000                   988
Corp
LG Petrochemical Co Ltd                       35,000                 1,185
                                                              -------------
                                                                     2,173
                                                              -------------
Pharmacy Services (0.02%)
Profarma Distribuidora de                     34,248                   516
Produtos Farmacenticos
SA (a)
                                                              -------------


Photo Equipment & Supplies
(0.30%)
Olympus Corp                                 184,000                 6,468
Pentax Corp                                   14,000                    89
Tamron Co Ltd                                  5,800                   133
                                                              -------------
                                                                     6,690
                                                              -------------
Pipelines (0.26%)
Pembina Pipeline Income                        7,230                   108
Fund
TransCanada Corp (a)(c)                      158,200                 5,640
                                                              -------------
                                                                     5,748
                                                              -------------
Platinum (0.21%)
Anglo Platinum Ltd                            14,068                 2,283
Impala Platinum Holdings                      71,433                 2,328
Ltd
                                                              -------------
                                                                     4,611
                                                              -------------
Power Converter & Supply
Equipment (0.02%)
Delta Electronics Inc                        159,900                   502
                                                              -------------

Printing - Commercial
(0.05%)
De La Rue Plc                                 58,517                   834
Zenrin Co Ltd                                  5,800                   163
                                                              -------------
                                                                       997
                                                              -------------
Property & Casualty
Insurance (1.04%)
Admiral Group PLC                            211,483                 4,512
Chaucer Holdings PLC                          56,506                   112
Dongbu Insurance Co Ltd                       55,000                 1,616
Hiscox Ltd                                    89,483                   542
LIG Non-Life Insurance Co                     66,910                 1,132
Ltd
Novae Group PLC (a)                           73,931                    62
PICC Property & Casualty                   1,710,000                 1,029
Co Ltd (a)(c)
QBE Insurance Group Ltd                      551,407                14,133
                                                              -------------
                                                                    23,138
                                                              -------------
Public Thoroughfares
(0.02%)
Road King Infrastructure                     222,894                   373
                                                              -------------

Publishing - Periodicals
(0.03%)
Centaur Media PLC                              8,666                    25
United Business Media PLC                     32,940                   537
Woongjin Thinkbig Co                           4,090                    74
Ltd (b)(e)
                                                              -------------
                                                                       636
                                                              -------------
Real Estate Magagement &
Services (0.66%)
Aedes SPA                                      8,957                    84
Ardepro Co Ltd                                 1,082                   365
Arnest One Corp                                9,831                   121
Atrium Co Ltd                                  5,367                   147
Immobiliare Grande                            24,976                   141
Distribuzione
IMMOFINANZ AG (a)                            398,757                 6,508
IVG Immobilien AG                             13,136                   598
Nexity                                        67,868                 5,946
Pierre & Vacances                                936                   137
Sponda OYJ                                    22,436                   382
Sumitomo Real Estate Sales                     2,538                   202
Co Ltd
Tosei Corp                                       119                   113
Wihlborgs Fastigheter AB                       3,800                    83
                                                              -------------
                                                                    14,827
                                                              -------------
Real Estate Operator &
Developer (2.96%)
Brookfield Asset                             267,759                15,575
Management Inc (a)(c)
City Developments Ltd                        646,000                 6,846
Derwent London PLC                             6,273                   268

Real Estate Operator &
Developer
FKP Property Group                            17,230                    99
Ho Bee Investment Ltd                        182,000                   285
Huaku Construction Corp                      421,000                   885
Huang Hsiang Construction                    439,930                 1,043
Co
Icade                                          4,282                   329
Iguatemi Empresa de                           40,517                   641
Shopping Centers SA
Intershop Holdings                               293                    76
Joint Corp (c)                               149,178                 4,969
Keppel Land Ltd                              978,000                 5,697
Mapeley Ltd                                    6,053                   453
Minerva PLC                                   51,555                   423
Mitsui Fudosan Co Ltd                        283,000                 8,337
Neo-China Group Holdings                     150,000                    20
Ltd
Nihon Eslead Corp                                700                    17
Renta Corp Real Estate SA                      9,695                   434
Rodobens Negocios                             76,922                   750
Imobiliarios SA (a)
Shenzhen Investment Ltd                    3,345,700                 1,997
Shoei Co Ltd                                   5,800                   162
Singapore Land Ltd                            11,000                    76
Sistema-Hals (a)(b)(c)                       107,750                 1,622
Sumitomo Realty &                            154,000                 5,735
Development Co Ltd
TK Development (a)                            21,700                   507
UOL Group Ltd                              1,312,000                 4,197
Urban Corp                                   313,300                 4,159
Wheelock Properties S Ltd                     94,000                   207
Wing Tai Holdings Ltd                        158,578                   351
                                                              -------------
                                                                    66,160
                                                              -------------
Recycling (0.02%)
Asahi Pretec Corp                             19,988                   505
                                                              -------------

Regional Banks-Non US
(0.00%)
Banque Cantonale Vaudoise                        167                    86
                                                              -------------

Reinsurance (0.48%)
Swiss Reinsurance                            112,840                10,670
                                                              -------------

REITS - Apartments (0.02%)
Boardwalk Real Estate                         10,100                   411
Investment Trust (a)
                                                              -------------

REITS - Diversified (0.78%)
British Land Co PLC                          238,371                 7,021
Canadian Real Estate                           8,865                   240
Investment Trust
Land Securities Group PLC                    229,423                 9,001
Slough Estates PLC                            47,012                   727
Suntec Real Estate                           138,000                   185
Investment Trust
Unibail                                        1,136                   317
                                                              -------------
                                                                    17,491
                                                              -------------
REITS - Office Property
(0.02%)
Ascott Residence Trust                       168,676                   217
Great Portland Estates PLC                    13,426                   193
                                                              -------------
                                                                       410
                                                              -------------
Rental - Auto & Equipment
(0.03%)
Cramo Oyj                                      6,686                   265
Ramirent Oyj                                  18,876                   469
                                                              -------------
                                                                       734
                                                              -------------
Retail - Apparel & Shoe
(1.04%)
Hennes & Mauritz AB (c)                      188,844                12,585
Retail - Apparel & Shoe
Inditex SA                                   157,661                 9,763
Just Group Ltd                                19,125                    68
Next PLC                                      18,686                   878
                                                              -------------
                                                                    23,294
                                                              -------------
Retail - Automobile (0.00%)
Lookers Plc                                   17,580                    75
                                                              -------------

Retail - Catalog Shopping
(0.00%)
N Brown Group PLC                              7,237                    43
                                                              -------------

Retail - Consumer
Electronics (0.03%)
JB Hi-Fi Ltd                                  44,305                   306
Joshin Denki Co Ltd                           28,332                   191
K's Holdings Corp                              7,057                   185
                                                              -------------
                                                                       682
                                                              -------------
Retail - Hypermarkets
(0.05%)
Organizacion Soriana SAB                     185,143                   596
de CV
Wumart Stores Inc (a)(b)                     632,000                   556
                                                              -------------
                                                                     1,152
                                                              -------------
Retail - Jewelry (0.59%)
Swatch Group AG                               45,439                13,093
                                                              -------------

Retail - Mail Order (0.00%)
Takkt AG                                       1,362                    26
                                                              -------------

Retail - Major Department
Store (0.55%)
David Jones Ltd                               91,776                   379
Grupo Famsa SA (a)                            87,748                   529
Hyundai Department Store                      12,762                 1,315
Co Ltd
Marks & Spencer Group PLC                    612,499                 9,088
Parkson Retail Group                         126,500                   902
Ltd (c)
                                                              -------------
                                                                    12,213
                                                              -------------
Retail -
Miscellaneous/Diversified
(0.16%)
Arcs Co Ltd                                    1,918                    26
Dufry South America Ltd (a)                   47,109                   893
Izumi Co Ltd                                  19,698                   343
Macintosh Retail Group NV                      2,846                   130
Massmart Holdings Ltd                         86,516                 1,203
Woolworths Holdings Ltd                      279,748                   947
                                                              -------------
                                                                     3,542
                                                              -------------
Retail - Office Supplies
(0.00%)
Bechtle AG                                     1,187                    37
                                                              -------------

Retail - Propane
Distribution (0.01%)
Superior Plus Income Fund                     22,541                   276
                                                              -------------

Retail - Pubs (1.00%)
Mitchells & Butlers PLC                      440,344                 7,022
Punch Taverns PLC                            590,357                15,394
                                                              -------------
                                                                    22,416
                                                              -------------
Retail - Toy Store (0.01%)
JUMBO SA                                       8,729                   274
                                                              -------------


Retail - Video Rental
(0.01%)
Geo Corp                                         138                   267
                                                              -------------

Rubber - Tires (0.47%)
Compagnie Generale des                        81,722                10,463
Etablissements Michelin
                                                              -------------

Rubber & Plastic Products
(0.01%)
Semperit AG Holding                            1,065                    50
Tokai Rubber Industries                        8,167                   158
Inc
                                                              -------------
                                                                       208
                                                              -------------
Rubber & Vinyl (0.03%)
TSRC Corp (a)                                720,000                   640
                                                              -------------

Satellite
Telecommunications (0.02%)
Eutelsat Communications                       18,273                   454
                                                              -------------

Schools (0.02%)
MegaStudy Co Ltd                               2,464                   418
                                                              -------------

Seismic Data Collection
(0.26%)
Compagnie Generale de                         27,562                 5,763
Geophysique SA (a)
                                                              -------------

Semiconductor Component -
Integrated Circuits (0.22%)
Powertech Technology Inc                     164,000                   615
Siliconware Precision                        882,000                 1,695
Industries Co
Taiwan Semiconductor                       1,207,133                 2,489
Manufacturing Co Ltd
                                                              -------------
                                                                     4,799
                                                              -------------
Semiconductor Equipment
(0.01%)
Jusung Engineering Co                          9,136                   117
Ltd (a)
                                                              -------------

Shipbuilding (0.06%)
Hyundai Heavy Industries                       5,607                 1,424
                                                              -------------

Soap & Cleaning Products
(0.61%)
Reckitt Benckiser PLC                        249,086                13,703
                                                              -------------

Special Purpose Banks
(0.17%)
IKB Deutsche Industriebank                    93,921                 3,885
AG
                                                              -------------

Steel - Producers (2.88%)
Angang Steel Co Ltd                          724,000                 1,399
Arcelor Mittal                               178,794                 9,684
China Steel Corp                           1,174,000                 1,332
Evraz Group SA (b)                            18,395                   648
Maanshan Iron & Steel                      1,356,000                   945
Mittal Steel South Africa                     65,302                 1,184
Ltd
Nippon Steel Corp                          2,153,000                13,983
Osaka Steel Co Ltd                             6,173                   105
POSCO ADR (c)                                 25,389                 2,659
Salzgitter AG                                 58,999                 9,819
Sidenor Steel Production &                     7,290                   165
Manufacturing Co
Ssab Svenskt Stal AB                         208,400                 7,481
ThyssenKrupp AG                              150,720                 8,141
Usinas Siderurgicas de                        14,920                   830
Minas Gerais SA
Voestalpine AG                                88,767                 6,027
                                                              -------------
                                                                    64,402
                                                              -------------

Steel - Specialty (0.03%)
Gloria Material Technology                   154,000                   231
Corp
Mitsubishi Steel                              79,610                   396
Manufacturing Co Ltd (c)
                                                              -------------
                                                                       627
                                                              -------------
Steel Pipe & Tube (0.05%)
Confab Industrial SA (a)                     131,953                   465
TMK OAO (a)                                   17,409                   635
                                                              -------------
                                                                     1,100
                                                              -------------
Telecommunication
Equipment (0.06%)
Amper SA                                      11,027                   168
Tandberg ASA                                  44,900                   961
Vtech Holdings Ltd                            28,000                   212
                                                              -------------
                                                                     1,341
                                                              -------------
Telecommunication Services
(1.17%)
Citic 1616 Holdings Ltd (a)                   12,850                     6
Digi.Com BHD                                 190,007                 1,133
Singapore                                  3,630,000                 7,933
Telecommunications Ltd
StarHub Ltd                                2,761,367                 5,307
Telekomunikasi Indonesia                     519,000                   600
Tbk PT
Telenet Group Holding                         13,850                   459
NV (a)
Telenor ASA (c)                              575,900                10,768
                                                              -------------
                                                                    26,206
                                                              -------------
Telephone - Integrated
(3.01%)
BT Group PLC                               2,716,048                17,176
Carso Global Telecom SA de                   246,400                 1,121
CV (a)
Elisa OYJ                                     24,859                   728
GVT Holding SA (a)                            60,933                   785
KDDI Corp                                        158                 1,247
Royal KPN NV                                 972,522                16,589
Telecom Argentina SA                          26,200                   591
ADR (a)
Telecom Egypt                                391,797                 1,097
Telefonica SA (c)                            804,879                18,134
Telefonos de Mexico SA de                     23,599                   806
CV ADR
Telkom SA Ltd                                 65,641                 1,614
Telstra Corp Ltd                           1,920,883                 7,450
                                                              -------------
                                                                    67,338
                                                              -------------
Television (0.21%)
Carrere Group (a)                              1,427                    38
Endemol NV                                    14,891                   469
Modern Times Group - B                        70,373                 4,144
Shares
                                                              -------------
                                                                     4,651
                                                              -------------
Textile - Products (0.02%)
Gamma Holding NV                                 440                    38
Nishat Mills Ltd                             205,500                   387
                                                              -------------
                                                                       425
                                                              -------------
Tobacco (1.05%)
Japan Tobacco Inc                              2,975                14,591
KT&G Corp                                    123,172                 8,878
                                                              -------------
                                                                    23,469
                                                              -------------
Tools - Hand Held (0.47%)
Hitachi Koki Co Ltd                           32,856                   506
Makita Corp                                  254,600                 9,738
Nitto Seiko Co Ltd                            24,000                   153
                                                              -------------
                                                                    10,397
                                                              -------------

Toys (0.82%)
Nintendo Co Ltd                               58,500                18,433
                                                              -------------

Transport - Marine (1.00%)
D/S Norden                                        70                    81
Ezra Holdings Ltd                             15,000                    63
Golden Ocean Group Ltd                       132,000                   310
Jinhui Shipping &                             33,668                   223
Transportation Ltd
Korea Line Corp                                1,430                   108
Labroy Marine Ltd                            307,752                   472
Mitsui OSK Lines Ltd                         934,700                11,883
Pacific Basin Shipping Ltd                 4,038,437                 4,058
Shinwa Kaiun Kaisha Ltd                       33,512                   201
Sincere Navigation                           851,000                 1,300
Smit Internationale NV                         2,798                   211
STX Pan Ocean Co Ltd                       1,846,000                 1,823
U-Ming Marine Transport                      862,000                 1,599
Corp
Wan Hai Lines Ltd                                  1                     -
                                                              -------------
                                                                    22,332
                                                              -------------
Transport - Services
(0.78%)
Firstgroup Plc                               717,111                 9,550
Kintetsu World Express Inc                    10,300                   372
Stagecoach Group PLC                         198,281                   741
Toll Holdings Ltd                            374,016                 6,850
                                                              -------------
                                                                    17,513
                                                              -------------
Transport - Truck (0.00%)
SBS Holdings Inc                                  22                    62
                                                              -------------

Water (0.30%)
Cia de Saneamento Basico                   7,260,000                 1,005
do Estado de Sao Paulo (a)
Kelda Group Plc                              273,815                 5,103
Pennon Group PLC                              52,428                   633
                                                              -------------
                                                                     6,741
                                                              -------------
Water Treatment Systems
(0.03%)
Woongjin Coway Co Ltd                         21,770                   733
                                                              -------------

Web Portals (0.07%)
LG Dacom Corp (c)                             36,515                   902
So-net Entertainment Corp                         46                   119
United Internet AG                            27,644                   510
                                                              -------------
                                                                     1,531
                                                              -------------
Wire & Cable Products
(0.36%)
Draka Holding                                  5,961                   230
Hitachi Cable Ltd                             57,917                   340
Nexans SA                                     47,656                 7,084
Taihan Electric Wire Co                       10,360                   299
Ltd
                                                              -------------
                                                                     7,953
                                                              -------------
Wireless Equipment (0.00%)
Kiryung Electronics Co Ltd                    12,790                    35
                                                              -------------
TOTAL COMMON STOCKS                                        $       173,393
                                                              -------------
PREFERRED STOCKS (0.98%)
Airlines (0.04%)
Tam SA                                        34,300                   891
                                                              -------------

Commercial Banks (0.10%)
Banco Bradesco SA                            101,246                 2,158
                                                              -------------

Dialysis Centers (0.45%)
Fresenius AG                                 120,436                10,198
                                                              -------------

Diversified Minerals
(0.20%)
Cia Vale do Rio Doce                         128,740                 4,434
                                                              -------------

Diversified Operations
(0.08%)
Bradespar SA (a)                              24,300                   799
Investimentos Itau SA (a)                    169,400                   928
                                                              -------------
                                                                     1,727
                                                              -------------
Investment Companies
(0.00%)
Lereko Mobility Pty Ltd                        3,348                    20
                                                              -------------

Steel - Producers (0.08%)
Gerdau SA                                     45,103                   911
Usinas Siderurgicas de                        18,200                   851
Minas Gerais SA
                                                              -------------
                                                                     1,762
                                                              -------------
Television (0.03%)
ProSiebenSat.1 Media AG                       20,219                   741
                                                              -------------
TOTAL PREFERRED STOCKS                                     $        21,931
                                                              -------------

                                                              Value (000's)
SHORT TERM
INVESTMENTS (1.07%)
Commercial Paper (1.07%)
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                        23,969                23,969
                                                              -------------
TOTAL SHORT TERM                                           $        23,969
INVESTMENTS
                                                              -------------
MONEY MARKET FUNDS (14.31%)
Money Center Banks (14.31%)
BNY Institutional Cash                       320,059               320,059
Reserve Fund (f)
                                                              -------------
TOTAL MONEY MARKET FUNDS                                   $       320,059
                                                              -------------
Total Investments                                          $     2,539,352
Liabilities in Excess of                                         (302,404)
Other Assets, Net -
(13.52)%
                                                              -------------
TOTAL NET ASSETS - 100.00%                                 $     2,236,948
                                                              =============
                                                              -------------

                                                              =============

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,018 or 0.31% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,193 or 0.32% of net assets.

(e)  Security is Illiquid

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          343,180
Unrealized Depreciation                                       (20,683)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                     322,497
Cost for federal income tax purposes                         2,216,855
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- ----------------
Country                                                        Percent
--------------------- -------------------------------- ----------------
Japan                                                           16.38%
United Kingdom                                                  16.11%
United States                                                   15.38%
Germany                                                          9.25%
Switzerland                                                      8.25%
France                                                           7.30%
Australia                                                        5.21%
Canada                                                           4.32%
Spain                                                            4.05%
Netherlands                                                      3.00%
Italy                                                            2.85%
Korea, Republic Of                                               2.40%
Singapore                                                        2.30%
Sweden                                                           2.21%
Belgium                                                          1.55%
Hong Kong                                                        1.37%
Norway                                                           1.22%
Brazil                                                           1.14%
Russian Federation                                               1.08%
Taiwan, Province Of                                              1.04%
China
South Africa                                                     1.00%
Ireland                                                          0.81%
Mexico                                                           0.78%
China                                                            0.73%
Austria                                                          0.67%
Denmark                                                          0.67%
India                                                            0.52%
Greece                                                           0.51%
Indonesia                                                        0.25%
Malaysia                                                         0.25%
Finland                                                          0.17%
Israel                                                           0.16%
Thailand                                                         0.10%
Poland                                                           0.09%
Turkey                                                           0.09%
Bermuda                                                          0.08%
Chile                                                            0.06%
Egypt                                                            0.06%
Argentina                                                        0.03%
Guernsey                                                         0.02%
Portugal                                                         0.02%
Pakistan                                                         0.02%
Czech Republic                                                   0.02%
Mauritius                                                        0.00%
Liabilities in                                               (-13.52%)
Excess of Other
Assets, Net
                                                       ----------------
TOTAL NET ASSETS                                               100.00%
                                                       ================


Schedule of Investments

April 30, 2007 (unaudited)
Equity Income Fund I

                                                  Shares Held              Value (000's)
COMMON STOCKS (96.35%)
Aerospace & Defense (0.44%)
General Dynamics Corp                                 252,200       $              19,798
                                                                       -------------------

Agricultural Operations
(1.08%)
Archer-Daniels-Midland                              1,272,300                      49,238
Co (a)
                                                                       -------------------

Airlines (0.49%)
Southwest Airlines Co (a)                           1,555,800                      22,326
                                                                       -------------------

Apparel Manufacturers
(0.56%)
VF Corp (a)                                           288,900                      25,368
                                                                       -------------------

Auto/Truck Parts &
Equipment - Original
(0.16%)
Johnson Controls Inc (a)                               71,200                       7,286
                                                                       -------------------

Brewery (0.80%)
Molson Coors Brewing Co (a)                           204,400                      19,271
SABMiller PLC ADR (a)                                 714,800                      16,869
                                                                       -------------------
                                                                                   36,140
                                                                       -------------------
Building & Construction -
Miscellaneous (0.00%)
AM NV (b)(c)                                           11,000                          62
                                                                       -------------------

Cellular
Telecommunications (1.31%)
Alltel Corp                                           504,500                      31,627
Vodafone Group PLC ADR (a)                            972,862                      27,950
                                                                       -------------------
                                                                                   59,577
                                                                       -------------------
Commercial Banks (0.90%)
Barclays PLC ADR (a)                                  507,000                      29,426
Mitsubishi UFJ Financial                            1,111,800                      11,619
Group Inc ADR (a)
                                                                       -------------------
                                                                                   41,045
                                                                       -------------------
Computers (1.60%)
Hewlett-Packard Co                                    828,300                      34,905
International Business                                371,100                      37,930
Machines Corp
                                                                       -------------------
                                                                                   72,835
                                                                       -------------------
Consumer Products -
Miscellaneous (0.91%)
Fortune Brands Inc                                    261,800                      20,970
Kimberly-Clark Corp (a)                               287,700                      20,476
                                                                       -------------------
                                                                                   41,446
                                                                       -------------------
Data Processing &
Management (1.28%)
Automatic Data Processing                             833,800                      37,321
Inc
Fidelity National                                     411,357                      20,786
Information Services (a)
                                                                       -------------------
                                                                                   58,107
                                                                       -------------------
Diversified Manufacturing
Operations (5.51%)
3M Co                                                 504,100                      41,724
Dover Corp                                            354,500                      17,059
General Electric Co                                 2,247,600                      82,847
Honeywell International                               447,200                      24,229
Inc
ITT Corp (a)                                          815,500                      52,037

Diversified Manufacturing
Operations
Siemens AG ADR (a)                                    267,000                      32,299
                                                                       -------------------
                                                                                  250,195
                                                                       -------------------
Diversified Minerals
(0.26%)
Anglo American PLC ADR                                451,300                      11,910
                                                                       -------------------

Electric - Integrated
(4.15%)
Dominion Resources                                    468,100                      42,691
Inc/VA (a)
Duke Energy Corp                                    1,940,200                      39,813
FPL Group Inc (a)                                     649,200                      41,789
Progress Energy Inc (a)                               766,300                      38,736
Xcel Energy Inc (a)                                 1,058,300                      25,494
                                                                       -------------------
                                                                                  188,523
                                                                       -------------------
Electric Products -
Miscellaneous (1.20%)
Emerson Electric Co (a)                               849,000                      39,894
Hitachi Ltd ADR                                       190,000                      14,429
                                                                       -------------------
                                                                                   54,323
                                                                       -------------------
Electronic Components -
Semiconductors (2.41%)
Intel Corp                                          1,580,500                      33,981
Microchip Technology Inc                              873,500                      35,237
STMicroelectronics NV (a)                           1,214,500                      23,634
Texas Instruments Inc                                 478,200                      16,436
                                                                       -------------------
                                                                                  109,288
                                                                       -------------------
Electronics - Military
(0.66%)
L-3 Communications                                    332,300                      29,884
Holdings Inc
                                                                       -------------------

Fiduciary Banks (1.22%)
Bank of New York Co                                   549,400                      22,240
Inc/The
Mellon Financial Corp                                 778,000                      33,399
                                                                       -------------------
                                                                                   55,639
                                                                       -------------------
Finance - Investment
Banker & Broker (6.78%)
Citigroup Inc                                       1,637,733                      87,815
Goldman Sachs Group                                   187,900                      41,077
Inc/The (a)
JPMorgan Chase & Co                                 1,152,600                      60,050
Lehman Brothers Holdings                              221,000                      16,637
Inc
Macquarie Bank Ltd ADR (a)                            335,000                      24,204
Morgan Stanley                                        500,400                      42,039
UBS AG (a)                                            556,500                      36,117
                                                                       -------------------
                                                                                  307,939
                                                                       -------------------
Finance - Mortgage
Loan/Banker (1.42%)
Countrywide Financial Corp                          1,193,900                      44,270
Freddie Mac (a)                                       314,200                      20,354
                                                                       -------------------
                                                                                   64,624
                                                                       -------------------
Financial Guarantee
Insurance (0.85%)
MGIC Investment Corp (a)                              624,200                      38,457
                                                                       -------------------

Food -
Miscellaneous/Diversified
(2.27%)
Cadbury Schweppes PLC                                 553,500                      29,363
ADR (a)
Kraft Foods Inc                                     2,200,023                      73,635
                                                                       -------------------
                                                                                  102,998
                                                                       -------------------
Food - Retail (0.57%)
Kroger Co/The                                         871,000                      25,703
                                                                       -------------------

Forestry (1.09%)
Plum Creek Timber Co                                  164,000                       6,511
Inc (a)

Forestry
Weyerhaeuser Co                                       541,500                      42,897
                                                                       -------------------
                                                                                   49,408
                                                                       -------------------
Hotels & Motels (0.76%)
Hilton Hotels Corp                                  1,014,100                      34,479
                                                                       -------------------

Investment Management &
Advisory Services (2.96%)
AllianceBernstein Holding                             150,400                      13,680
LP
Ameriprise Financial Inc                              181,800                      10,812
Franklin Resources Inc (a)                            521,400                      68,465
Legg Mason Inc (a)                                    420,000                      41,660
                                                                       -------------------
                                                                                  134,617
                                                                       -------------------
Life & Health Insurance
(2.01%)
Aflac Inc                                             282,800                      14,519
Lincoln National Corp (a)                             247,800                      17,631
Prudential Financial                                  464,700                      44,146
Inc (a)
Unum Group                                            596,100                      14,831
                                                                       -------------------
                                                                                   91,127
                                                                       -------------------
Machinery - General
Industry (0.42%)
Volvo AB ADR (a)                                      198,100                      19,269
                                                                       -------------------

Medical - Drugs (3.71%)
AstraZeneca PLC ADR                                   313,000                      16,999
Bristol-Myers Squibb Co (a)                         1,251,500                      36,118
Novartis AG ADR                                       415,400                      24,131
Pfizer Inc                                          1,653,500                      43,752
Roche Holding AG ADR                                  261,300                      24,562
Sanofi-Aventis ADR (a)                                504,300                      23,127
                                                                       -------------------
                                                                                  168,689
                                                                       -------------------
Medical - Generic Drugs
(0.79%)
Teva Pharmaceutical                                   933,200                      35,751
Industries Ltd ADR (a)
                                                                       -------------------

Medical - HMO (0.76%)
Aetna Inc                                             737,100                      34,555
                                                                       -------------------

Medical - Wholesale Drug
Distribution (0.63%)
Cardinal Health Inc (a)                               408,800                      28,596
                                                                       -------------------

Medical Laboratory &
Testing Service (0.73%)
Quest Diagnostics Inc (a)                             682,800                      33,382
                                                                       -------------------

Medical Products (0.74%)
Johnson & Johnson                                     521,600                      33,497
                                                                       -------------------

Metal - Aluminum (0.50%)
Alcoa Inc                                             643,200                      22,827
                                                                       -------------------

Multi-Line Insurance
(6.62%)
ACE Ltd (a)                                         1,010,700                      60,096
Allstate Corp/The                                     515,900                      32,151
American International                                922,600                      64,499
Group Inc
Hartford Financial                                    405,300                      41,016
Services Group Inc
ING Groep NV ADR (a)                                  738,100                      33,665
Loews Corp                                            511,400                      24,199
MetLife Inc (a)                                       689,800                      45,320
                                                                       -------------------
                                                                                  300,946
                                                                       -------------------

Multimedia (1.94%)
News Corp (a)                                         920,900                      22,101
Time Warner Inc (a)                                 3,204,300                      66,105
                                                                       -------------------
                                                                                   88,206
                                                                       -------------------
Music (0.00%)
V2 Music Holdings PLC -                                 4,500                           -
warrants (b)(c)(d)
                                                                       -------------------

Non-Hazardous Waste
Disposal (0.62%)
Waste Management Inc (a)                              757,400                      28,334
                                                                       -------------------

Oil & Gas Drilling (0.55%)
GlobalSantaFe Corp (a)                                392,300                      25,080
                                                                       -------------------

Oil Company - Exploration
& Production (1.60%)
Devon Energy Corp (a)                                 760,100                      55,388
Enerplus Resources Fund                               100,500                       4,372
Penn West Energy Trust (a)                            429,400                      12,861
                                                                       -------------------
                                                                                   72,621
                                                                       -------------------
Oil Company - Integrated
(4.03%)
Chevron Corp                                        1,006,600                      78,303
ConocoPhillips                                      1,113,000                      77,187
Hess Corp (a)                                         488,300                      27,711
                                                                       -------------------
                                                                                  183,201
                                                                       -------------------
Paper & Related Products
(0.36%)
International Paper Co                                432,700                      16,321
                                                                       -------------------

Pipelines (1.18%)
El Paso Corp (a)                                      538,000                       8,070
Enterprise Products                                   238,400                       7,736
Partners LP
Kinder Morgan Energy                                  237,700                      13,181
Partners LP
Williams Cos Inc (a)                                  835,500                      24,647
                                                                       -------------------
                                                                                   53,634
                                                                       -------------------
Property & Casualty
Insurance (0.91%)
Chubb Corp                                            382,400                      20,585
Fidelity National                                     806,199                      20,550
Financial Inc (a)
                                                                       -------------------
                                                                                   41,135
                                                                       -------------------
Real Estate Operator &
Developer (0.10%)
Brookfield Properties Corp                            110,900                       4,555
                                                                       -------------------

Regional Banks (4.18%)
Bank of America Corp                                1,844,896                      93,905
PNC Financial Services                                288,100                      21,348
Group Inc (a)
US Bancorp                                            577,800                      19,848
Wells Fargo & Co                                    1,528,000                      54,840
                                                                       -------------------
                                                                                  189,941
                                                                       -------------------
REITS - Apartments (0.39%)
Archstone-Smith Trust (a)                             152,600                       7,952
Equity Residential (a)                                211,500                       9,820
                                                                       -------------------
                                                                                   17,772
                                                                       -------------------
REITS - Diversified (0.40%)
Duke Realty Corp                                      131,000                       5,647
Vornado Realty Trust                                  105,200                      12,480
                                                                       -------------------
                                                                                   18,127
                                                                       -------------------
REITS - Healthcare (0.22%)
Health Care Property                                  284,200                      10,058
Investors Inc
                                                                       -------------------

REITS - Hotels (0.38%)
Host Hotels & Resorts                                 678,400                      17,394
Inc (a)
                                                                       -------------------

REITS - Regional Malls
(0.33%)
Macerich Co/The (a)                                    81,000                       7,705
Simon Property Group                                   64,800                       7,470
Inc (a)
                                                                       -------------------
                                                                                   15,175
                                                                       -------------------
REITS - Shopping Centers
(0.37%)
Developers Diversified                                123,400                       8,033
Realty Corp (a)
Kimco Realty Corp (a)                                 182,700                       8,783
                                                                       -------------------
                                                                                   16,816
                                                                       -------------------
REITS - Storage (0.26%)
Public Storage Inc (a)                                125,100                      11,674
                                                                       -------------------

REITS - Warehouse &
Industrial (0.95%)
AMB Property Corp                                     146,700                       8,936
Prologis (a)                                          531,700                      34,454
                                                                       -------------------
                                                                                   43,390
                                                                       -------------------
Retail - Building Products
(0.66%)
Lowe's Cos Inc (a)                                    980,800                      29,973
                                                                       -------------------

Retail - Discount (1.05%)
Target Corp                                           802,000                      47,615
                                                                       -------------------

Retail - Drug Store (0.75%)
CVS/Caremark Corp                                     944,006                      34,211
                                                                       -------------------

Retail - Regional
Department Store (0.70%)
Federated Department                                  723,400                      31,772
Stores Inc (a)
                                                                       -------------------

Retail - Restaurants
(0.67%)
McDonald's Corp                                       631,500                      30,489
                                                                       -------------------

Savings & Loans - Thrifts
(1.48%)
Washington Mutual Inc                               1,598,700                      67,113
                                                                       -------------------

Semiconductor Component -
Integrated Circuits (0.34%)
Linear Technology Corp (a)                            409,100                      15,308
                                                                       -------------------

Semiconductor Equipment
(0.45%)
Applied Materials Inc                               1,073,500                      20,633
                                                                       -------------------

Telecommunication
Equipment (1.01%)
Alcatel-Lucent ADR (a)                              3,462,000                      45,871
                                                                       -------------------

Telecommunication Services
(0.94%)
BCE Inc (a)                                           989,100                      33,382
Embarq Corp                                           158,700                       9,528
                                                                       -------------------
                                                                                   42,910
                                                                       -------------------
Telephone - Integrated
(6.46%)
AT&T Inc                                            3,105,800                     120,257
Deutsche Telekom AG ADR (a)                           206,400                       3,789
France Telecom SA ADR                                 161,400                       4,724
Sprint Nextel Corp (a)                              1,070,300                      21,438
Telstra Corp Ltd ADR (a)                              440,500                       8,524
Verizon Communications                              2,528,500                      96,538
Inc (a)

Telephone - Integrated
Windstream Corp                                     2,624,784                      38,374
                                                                       -------------------
                                                                                  293,644
                                                                       -------------------
Television (0.47%)
CBS Corp (a)                                          678,900                      21,569
                                                                       -------------------

Tobacco (0.94%)
Altria Group Inc                                      621,400                      42,827
                                                                       -------------------

Transport - Rail (1.11%)
Norfolk Southern Corp                                 296,500                      15,786
Union Pacific Corp (a)                                303,800                      34,709
                                                                       -------------------
                                                                                   50,495
                                                                       -------------------
Transport - Services
(0.70%)
FedEx Corp (a)                                        300,700                      31,706
                                                                       -------------------

Wireless Equipment (1.30%)
Motorola Inc                                        1,215,900                      21,072
Nokia OYJ ADR (a)                                   1,512,400                      38,188
                                                                       -------------------
                                                                                   59,260
                                                                       -------------------
TOTAL COMMON STOCKS                                                 $           4,378,684
                                                                       -------------------
                                                  Principal
                                                 Amount (000's)             Value(000's)
BONDS (0.30%)
Electric - Integrated
(0.05%)
Texas-New Mexico Power Co
      6.25%, 1/15/2009                                  2,000                       2,029
                                                                       -------------------

Finance - Investment
Banker & Broker (0.01%)
Merrill Lynch & Co Inc
      6.38%, 10/15/2008                                   500                         509
                                                                       -------------------

Medical - Drugs (0.03%)
Wyeth
      7.25%, 3/ 1/2023                                  1,250                       1,410
                                                                       -------------------

Multimedia (0.02%)
CBS Corp
      7.88%, 9/ 1/2023                                  1,000                       1,058
                                                                       -------------------

Rental - Auto & Equipment
(0.09%)
Erac USA Finance Co
      7.35%, 6/15/2008 (e)                              4,000                       4,065
                                                                       -------------------

Telecommunication Services
(0.10%)
TELUS Corp
      8.00%, 6/ 1/2011                                  4,000                       4,370
                                                                       -------------------
TOTAL BONDS                                                         $              13,441
                                                                       -------------------
U.S. GOVERNMENT &
GOVERNMENT AGENCY
OBLIGATIONS (1.15%)
Federal Home Loan Mortgage
Corporation (FHLMC) (0.00%)
      6.50%, 9/ 1/2030                                    207                         214
      7.00%, 9/ 1/2030                                     77                          80
                                                                       -------------------
                                                                                      294
                                                                       -------------------
U.S. Treasury (1.15%)
      4.25%, 11/15/2014 (a)                            15,000                      14,681

U.S. Treasury
      5.38%, 2/15/2031 (a)                             35,000                      37,488
                                                                       -------------------
                                                                                   52,169
                                                                       -------------------
TOTAL U.S. GOVERNMENT &                                             $              52,463
GOVERNMENT AGENCY
OBLIGATIONS
                                                                       -------------------
SHORT TERM
INVESTMENTS (1.77%)
Repurchase Agreements
(1.77%)
Investment in Joint                                    80,334                      80,334
Trading Account; Deutsche
Bank; 5.22% dated 04/30/07
maturing 05/01/07
(collateralized by U.S.
Government Agency Issues;
$82,744,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                       -------------------

TOTAL SHORT TERM                                                    $              80,334
INVESTMENTS
                                                                       -------------------
MONEY MARKET FUNDS (14.17%)
Money Center Banks (14.17%)
BNY Institutional Cash                                644,191                     644,191
Reserve Fund (f)
                                                                       -------------------
TOTAL MONEY MARKET FUNDS                                            $             644,191
                                                                       -------------------
Total Investments                                                   $           5,169,113
Liabilities in Excess of                                                        (624,492)
Other Assets, Net -
(13.74)%
                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                          $           4,544,621
                                                                       ===================
                                                                       -------------------

                                                                       ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security is Illiquid

(c)  Non-Income Producing Security

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,065 or 0.09% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $          697,887
Unrealized Depreciation                                         (22,767)
                                                         ----------------
Net Unrealized Appreciation (Depreciation)                       675,120
Cost for federal income tax purposes                           4,493,993
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------------- ----------------
Sector                                                           Percent
--------------------- ---------------------------------- ----------------
Financial                                                         48.69%
Consumer,                                                         14.05%
Non-cyclical
Communications                                                    13.56%
Industrial                                                        10.65%
Energy                                                             7.36%
Technology                                                         6.08%
Consumer, Cyclical                                                 5.80%
Utilities                                                          4.19%
Basic Materials                                                    2.21%
Government                                                         1.15%
Liabilities in                                                 (-13.74%)
Excess of Other
Assets, Net
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================

Schedule of Investments

April 30, 2007 (unaudited)
Government & High Quality Bond Fund
                                                                   Principal
                                                                Amount (000's)        Value (000's)
BONDS (66.82%)
Asset Backed Securities (5.98%)
Chase Funding Mortgage Loan Asset-Backed Certificates
      5.61%, 9/25/2033 (a)                                   $              234   $               235
      5.55%, 12/25/2033 (a)                                                 458                   458
Countrywide Asset-Backed Certificates
      5.70%, 3/25/2033 (a)                                                  248                   248
      5.49%, 6/25/2037 (a)(b)                                             3,500                 3,495
Credit-Based Asset Servicing and Securities
      5.49%, 3/25/2036 (a)                                                2,000                 1,997
Encore Credit Receivables Trust
      5.52%, 2/25/2035 (a)                                                  193                   193
GMAC Mortgage Corp Loan Trust
      5.50%, 8/25/2035 (a)                                                  850                   850
Long Beach Mortgage Loan Trust
      5.43%, 10/25/2036 (a)(b)                                            2,000                 1,999
Park Place Securities Inc
      5.68%, 1/25/2033 (a)                                                  182                   182
Popular ABS Mortgage Pass-Through Trust
      5.58%, 9/25/2035 (a)                                                4,000                 4,001
SACO I Inc
      5.46%, 6/25/2036 (a)(b)                                             1,939                 1,937
Saxon Asset Securities Trust
      5.48%, 3/25/2036 (a)(b)                                             5,000                 4,994
Structured Asset Investment Loan Trust
      5.64%, 11/25/2034 (a)(b)                                                6                     6
      5.54%, 1/25/2036 (a)(b)                                             2,275                 2,276
                                                                                     -----------------
                                                                                               22,871
                                                                                     -----------------
Credit Card Asset Backed Securities (0.26%)
Discover Card Master Trust I
      5.34%, 5/15/2011 (a)                                                1,000                 1,000
                                                                                     -----------------

Federal & Federally Sponsored Credit (1.17%)
Federal Farm Credit Bank
      2.63%, 9/17/2007                                                    4,500                 4,458
                                                                                     -----------------

Finance - Mortgage Loan/Banker (28.50%)
Fannie Mae
      5.25%, 8/ 1/2012 (c)                                               11,800                11,947
      5.62%, 10/25/2018 (a)                                                 712                   715
      5.00%, 8/25/2026                                                    3,253                 3,239
      6.63%, 11/15/2030 (c)                                               1,300                 1,539
      5.52%, 4/25/2034 (a)                                                6,072                 6,072
      0.33%, 3/25/2036                                                   30,717                   449
      6.50%, 2/25/2047                                                    2,405                 2,510
Fannie Mae Grantor Trust
      5.50%, 9/25/2011                                                    4,250                 4,349
      5.34%, 4/25/2012                                                    5,000                 5,085
      5.41%, 5/25/2035 (a)                                                2,597                 2,588
      5.47%, 9/25/2035 (a)                                                5,750                 5,755
Fannie Mae Whole Loan
      5.47%, 5/25/2035 (a)                                                2,789                 2,793

Finance - Mortgage Loan/Banker
Federal Home Loan Bank System
      2.63%, 5/15/2007 (d)                                                9,500                 9,490
      5.46%, 11/27/2015 (e)                                               3,156                 3,164
Freddie Mac
      5.75%, 6/27/2016                                                    2,400                 2,494
      4.50%, 7/15/2017                                                    4,900                 4,787
      5.62%, 6/15/2018 (a)                                                4,293                 4,304
      5.72%, 7/15/2023 (a)                                                4,392                 4,419
      5.52%, 4/15/2030 (a)                                                6,035                 6,035
      5.50%, 9/15/2031 (a)                                                1,375                 1,371
      5.72%, 9/15/2033 (a)                                                  377                   379
Ginnie Mae
      1.83%, 10/16/2012 (a)                                              84,188                 3,539
      3.89%, 7/16/2026                                                    1,635                 1,589
      5.08%, 1/16/2030 (a)                                                1,622                 1,616
      3.96%, 6/16/2031                                                    2,296                 2,224
      4.26%, 2/16/2032                                                    2,333                 2,279
      0.94%, 6/17/2045 (a)                                               38,038                 2,042
      0.61%, 11/16/2045                                                   4,226                   239
      1.13%, 5/16/2046 (a)                                               10,804                   653
      1.06%, 10/16/2046                                                  15,936                 1,100
      1.13%, 2/16/2047 (a)                                               18,860                 1,210
SLM Student Loan Trust
      5.45%, 10/25/2016 (a)                                               3,625                 3,629
      5.54%, 9/17/2018 (a)                                                5,300                 5,319
                                                                                     -----------------
                                                                                              108,923
                                                                                     -----------------
Home Equity - Other (8.22%)
ACE Securities Corp
      5.53%, 9/25/2035 (a)(b)                                             2,600                 2,598
American Home Mortgage Investment Trust
      5.51%, 11/25/2030 (a)(b)                                            2,863                 2,865
Asset Backed Securities Corp Home Equity
      5.61%, 3/25/2035 (a)(b)                                               478                   478
      5.42%, 7/25/2036 (a)(b)                                             3,600                 3,599
Chase Funding Loan Acquisition Trust
      5.68%, 6/25/2034 (a)                                                  227                   227
First NLC Trust
      5.55%, 5/25/2035 (a)                                                2,703                 2,704
JP Morgan Mortgage Acquisition Corp
      5.58%, 7/25/2035 (a)(b)                                             5,400                 5,410
Morgan Stanley Home Equity Loans
      5.49%, 2/25/2036 (a)(b)                                             5,250                 5,248
Nomura Home Equity Loan Inc
      5.54%, 5/25/2035 (a)(b)                                             2,455                 2,456
Residential Asset Securities Corp
      5.48%, 7/25/2035 (a)                                                2,851                 2,852
Soundview Home Equity Loan Trust
      5.41%, 7/25/2036 (a)                                                3,000                 3,000
                                                                                     -----------------
                                                                                               31,437
                                                                                     -----------------
Mortgage Backed Securities (21.79%)
Banc of America Commercial Mortgage Inc
      1.18%, 11/10/2038 (a)                                               2,595                    72
      0.40%, 3/11/2041 (a)(f)                                            24,517                   221
      4.73%, 7/10/2043 (a)                                                3,500                 3,351
Banc of America Funding Corp
      5.40%, 7/20/2036 (a)(b)                                             2,785                 2,781
      5.60%, 7/20/2036 (a)(b)                                             1,777                 1,780

Mortgage Backed Securities
Bear Stearns Alt-A Trust
      5.49%, 4/25/2037 (a)(b)(e)                                          1,457                 1,456
Bear Stearns Commercial Mortgage Securities
      1.16%, 2/11/2041 (a)(f)                                            10,527                   334
Bear Stearns Mortgage Funding Trust
      5.53%, 7/25/2036 (a)(b)(e)                                          3,834                 3,822
Commercial Mortgage Pass Through Certificates
      0.05%, 12/10/2046 (a)                                              26,008                   332
Countrywide Alternative Loan Trust
      5.62%, 5/25/2035 (a)                                                  465                   466
Credit Suisse Mortgage Capital Certificates
      0.07%, 12/15/2039                                                  16,866                   298
CS First Boston Mortgage Securities Corp
      0.47%, 11/15/2036 (a)(f)                                           12,009                   498
      0.31%, 1/15/2037 (a)(f)                                            12,415                   303
Ge Capital Commercial Mortgage Corp
      5.61%, 4/10/2017 (a)                                                3,475                 3,492
      5.51%, 11/10/2045 (a)                                               5,000                 5,020
G-Force LLC
      5.62%, 12/25/2039 (a)(f)                                            2,800                 2,800
Greenpoint Mortgage Funding Trust
      5.62%, 6/25/2045 (a)                                                  342                   342
Greenwich Capital Commercial Funding Corp
      0.49%, 6/10/2036 (a)(f)                                            18,609                   190
      5.22%, 4/10/2037                                                    5,000                 4,968
      0.51%, 3/10/2039 (a)(f)                                            54,872                 1,346
GS Mortgage Securities Corp
      0.86%, 11/10/2039                                                  30,479                 1,346
Impac CMB Trust
      5.63%, 4/25/2035 (a)(b)                                               990                   991
Impac Secured Assets CMN Owner Trust
      5.59%, 12/25/2031 (a)                                                 715                   719
Indymac Index Mortgage Loan Trust
      5.65%, 4/25/2035 (a)                                                  495                   496
JP Morgan Chase Commercial Mortgage Securities
      0.47%, 9/12/2037 (a)                                              103,326                 1,370
JP Morgan Mortgage Trust
      4.95%, 11/25/2035 (a)                                               3,000                 3,024
      5.30%, 4/25/2036 (a)                                                1,520                 1,520
      5.97%, 8/25/2036 (a)                                                2,400                 2,454
      6.00%, 8/25/2036 (a)                                                3,222                 3,222
      5.58%, 10/25/2036 (a)                                               4,725                 4,746
      5.87%, 1/25/2037                                                    5,360                 5,367
LB-UBS Commercial Mortgage Trust
      0.07%, 11/15/2038 (a)(f)                                           13,372                   239
      0.91%, 11/15/2038 (a)(f)                                            4,647                   227
      0.07%, 2/15/2040 (a)(f)                                             5,947                    73
      0.68%, 2/15/2040 (a)                                                7,456                   265
      0.94%, 7/15/2040 (a)                                              116,297                 3,292
Merrill Lynch Mortgage Trust
      5.84%, 5/12/2039 (a)                                                2,550                 2,616
      0.74%, 5/12/2043                                                   52,917                 1,324
Merrill Lynch/Countrywide Commercial Mortgage Trust
      0.74%, 8/12/2048 (a)                                               33,782                 1,440
      0.06%, 12/12/2049 (a)                                              49,644                   753
Morgan Stanley Capital I
      0.54%, 8/13/2042                                                  183,242                 3,347
      0.05%, 12/15/2043 (a)(f)                                           27,307                   374

Mortgage Backed Securities
Residential Accredit Loans Inc
      5.47%, 2/25/2037 (a)(b)(e)                                          1,704                 1,704
Wachovia Bank Commercial Mortgage Trust
      0.43%, 3/15/2042 (a)(f)                                            32,240                   362
      0.81%, 5/15/2044 (a)(f)                                           101,541                 2,433
WaMu Mortgage Pass Through Certificates
      5.79%, 7/25/2044 (a)(b)                                               397                   398
      5.55%, 4/25/2045 (a)                                                  786                   787
Washington Mutual Alternative Mortgage
      5.60%, 6/25/2046 (a)(b)                                             4,521                 4,530
                                                                                     -----------------
                                                                                               83,291
                                                                                     -----------------
Mortgage Securities (0.90%)
Ginnie Mae
      4.51%, 10/16/2028 (a)(e)                                            2,300                 2,263
      0.85%, 3/16/2047 (a)(e)                                            17,700                 1,159
                                                                                     -----------------
                                                                                                3,422
                                                                                     -----------------
TOTAL BONDS                                                                       $           255,402
                                                                                     -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (66.54%)
Federal Home Loan Mortgage Corporation (FHLMC) (16.56%)
      5.00%, 10/ 1/2025                                                   1,318                 1,285
      5.50%, 5/ 1/2037 (g)                                               18,000                17,798
      6.00%, 5/ 1/2037 (g)                                               12,525                12,627
      5.00%, 6/ 1/2037 (g)                                                2,265                 2,189
      4.50%, 6/ 1/2011                                                    2,668                 2,632
      6.50%, 6/ 1/2017                                                      322                   330
      6.00%, 7/ 1/2017                                                      126                   128
      5.50%, 4/ 1/2018                                                      895                   899
      5.50%, 12/ 1/2018                                                       3                     3
      5.00%, 1/ 1/2019                                                    1,904                 1,881
      6.00%, 1/ 1/2021                                                      398                   405
      6.50%, 8/ 1/2022                                                      455                   471
      6.00%, 6/ 1/2028                                                      106                   108
      5.50%, 1/ 1/2029                                                       24                    24
      5.50%, 3/ 1/2029                                                       19                    19
      6.50%, 3/ 1/2029                                                       67                    69
      8.00%, 8/ 1/2030                                                        4                     5
      8.00%, 11/ 1/2030                                                       3                     3
      7.50%, 12/ 1/2030                                                      23                    24
      7.00%, 1/ 1/2031                                                       15                    16
      7.50%, 2/ 1/2031                                                       16                    17
      6.50%, 6/ 1/2031                                                        7                     7
      6.00%, 10/ 1/2031                                                      51                    52
      6.00%, 2/ 1/2032                                                      141                   144
      6.50%, 2/ 1/2032                                                      176                   182
      6.50%, 4/ 1/2032                                                      100                   103
      7.50%, 4/ 1/2032                                                      150                   156
      6.50%, 8/ 1/2032                                                      429                   442
      5.00%, 12/ 1/2032                                                   1,042                 1,009
      5.50%, 5/ 1/2033                                                      657                   651
      5.50%, 10/ 1/2033                                                     249                   247
      5.50%, 12/ 1/2033                                                   5,717                 5,668
      6.00%, 8/ 1/2036                                                    4,190                 4,226
      6.50%, 11/ 1/2036                                                   1,328                 1,356
      6.50%, 2/ 1/2037                                                      533                   545
      6.00%, 4/ 1/2037                                                    5,000                 5,042
      7.48%, 10/ 1/2032 (a)                                                  20                    20
      5.67%, 9/ 1/2033 (a)                                                  387                   393

Federal Home Loan Mortgage Corporation (FHLMC)
      4.68%, 8/ 1/2035 (a)                                                2,141                 2,105
                                                                                     -----------------
                                                                                               63,281
                                                                                     -----------------
Federal National Mortgage Association (FNMA) (25.53%)
      4.50%, 5/ 1/2022 (g)                                                9,835                 9,518
      5.00%, 5/ 1/2037 (g)                                               27,575                26,636
      5.50%, 5/ 1/2037 (g)                                               16,685                16,497
      6.00%, 5/ 1/2037 (g)                                                4,800                 4,836
      7.00%, 5/ 1/2037 (g)                                                  185                   191
      6.00%, 5/ 1/2009                                                       48                    48
      4.50%, 3/ 1/2010                                                      148                   145
      6.50%, 4/ 1/2010                                                       19                    20
      6.50%, 6/ 1/2016                                                       38                    39
      6.00%, 1/ 1/2017                                                      112                   114
      6.00%, 4/ 1/2017                                                      158                   161
      5.50%, 9/ 1/2017                                                      630                   632
      5.00%, 1/ 1/2018                                                      744                   736
      5.50%, 3/ 1/2018                                                      468                   470
      5.00%, 4/ 1/2019                                                      671                   662
      5.50%, 6/ 1/2019                                                      294                   295
      5.50%, 7/ 1/2019                                                    1,004                 1,007
      5.50%, 8/ 1/2019                                                      806                   808
      5.50%, 9/ 1/2019                                                      566                   567
      7.00%, 5/ 1/2022                                                      119                   124
      6.00%, 12/ 1/2022                                                     229                   232
      5.00%, 1/ 1/2026                                                    1,875                 1,828
      5.50%, 6/ 1/2026                                                    1,874                 1,863
      7.50%, 1/ 1/2031                                                       13                    13
      7.50%, 5/ 1/2031                                                       15                    16
      6.50%, 9/ 1/2031                                                      112                   115
      6.00%, 12/ 1/2031                                                     182                   185
      6.50%, 12/ 1/2031                                                      27                    28
      7.00%, 2/ 1/2032                                                       49                    51
      6.50%, 4/ 1/2032                                                       94                    96
      7.50%, 8/ 1/2032                                                      143                   150
      6.00%, 11/ 1/2032                                                     163                   165
      4.51%, 3/ 1/2033 (a)                                                2,316                 2,321
      5.50%, 9/ 1/2033                                                    2,999                 2,974
      7.63%, 11/ 1/2033 (a)                                                  43                    44
      5.14%, 12/ 1/2033 (a)                                                 965                   958
      4.89%, 9/ 1/2034 (a)                                                3,977                 3,982
      4.71%, 2/ 1/2035 (a)                                                4,950                 4,891
      4.94%, 3/ 1/2035 (a)                                                1,555                 1,547
      5.08%, 8/ 1/2035 (a)                                                5,494                 5,503
      5.72%, 2/ 1/2036 (a)                                                  677                   680
      5.79%, 6/ 1/2036 (a)(e)                                               378                   381
      6.50%, 8/ 1/2036                                                    3,764                 3,844
      6.50%, 10/ 1/2036                                                     621                   634
      6.50%, 11/ 1/2036                                                     639                   653
      6.50%, 12/ 1/2036                                                     912                   932
                                                                                     -----------------
                                                                                               97,592
                                                                                     -----------------
Government National Mortgage Association (GNMA) (3.96%)
      5.50%, 5/ 1/2037 (g)                                                1,550                 1,541
      6.50%, 7/15/2008                                                       17                    17
      6.50%, 10/15/2008                                                      20                    20
      6.50%, 3/15/2009                                                       20                    20
      5.50%, 12/15/2013                                                      35                    35
      5.50%, 1/15/2014                                                      298                   300
      5.50%, 2/15/2014                                                      172                   173

Government National Mortgage Association (GNMA)
      5.50%, 3/15/2014                                                      277                   279
      8.00%, 8/15/2016                                                       84                    88
      8.00%, 12/15/2016                                                      17                    18
      7.50%, 4/15/2017                                                      165                   172
      8.00%, 4/15/2017                                                       66                    70
      7.50%, 5/15/2017                                                       17                    18
      8.00%, 5/15/2017                                                       50                    53
      8.00%, 6/15/2017                                                       47                    50
      8.00%, 7/15/2017                                                       11                    12
      7.50%, 7/15/2018                                                       40                    42
      7.50%, 12/15/2021                                                     120                   126
      7.50%, 2/15/2022                                                       58                    60
      8.00%, 2/15/2022                                                       63                    66
      7.50%, 3/15/2022                                                       57                    60
      7.50%, 4/15/2022                                                      112                   117
      7.50%, 5/15/2022                                                       69                    73
      7.50%, 7/15/2022                                                       69                    72
      7.50%, 8/15/2022                                                      297                   311
      7.00%, 11/15/2022                                                     253                   265
      7.50%, 11/15/2022                                                      78                    82
      7.00%, 12/15/2022                                                     225                   236
      7.00%, 1/15/2023                                                      141                   148
      7.00%, 2/15/2023                                                      468                   491
      7.50%, 2/15/2023                                                       43                    45
      7.00%, 3/15/2023                                                       33                    34
      7.50%, 5/15/2023                                                      133                   139
      7.50%, 6/15/2023                                                       25                    26
      7.00%, 7/15/2023                                                      197                   206
      7.00%, 8/15/2023                                                       73                    77
      6.50%, 9/15/2023                                                      283                   291
      6.00%, 10/15/2023                                                     337                   342
      6.50%, 10/15/2023                                                     144                   149
      7.00%, 10/15/2023                                                      66                    69
      7.50%, 10/15/2023                                                      19                    19
      6.00%, 11/15/2023                                                     326                   331
      6.50%, 11/15/2023                                                      23                    23
      7.50%, 11/15/2023                                                     110                   115
      6.00%, 12/15/2023                                                     216                   220
      6.50%, 12/15/2023                                                     513                   528
      7.00%, 12/15/2023                                                     129                   135
      6.00%, 1/15/2024                                                      114                   116
      6.50%, 1/15/2024                                                      552                   568
      6.00%, 2/15/2024                                                      311                   316
      6.00%, 3/15/2024                                                       41                    41
      6.50%, 3/15/2024                                                       36                    37
      6.50%, 4/15/2024                                                       78                    80
      6.50%, 7/15/2024                                                      254                   262
      7.50%, 8/15/2024                                                       23                    24
      7.25%, 9/15/2025                                                       84                    88
      6.50%, 10/15/2025                                                      90                    93
      6.50%, 1/15/2026                                                       47                    49
      7.00%, 1/15/2026                                                       62                    65
      6.50%, 3/15/2026                                                       85                    88
      7.00%, 5/15/2026                                                        9                    10
      7.00%, 1/15/2027                                                       72                    76
      7.00%, 3/15/2027                                                       41                    43
      7.50%, 4/15/2027                                                        6                     6
      7.50%, 5/15/2027                                                       85                    89
      7.50%, 6/15/2027                                                       51                    54
Government National Mortgage Association (GNMA)
      7.00%, 11/15/2027                                                     156                   164
      7.00%, 12/15/2027                                                     109                   114
      6.50%, 2/15/2028                                                       45                    47
      7.00%, 4/15/2028                                                      115                   120
      8.00%, 12/15/2030                                                      28                    30
      7.00%, 5/15/2031                                                       47                    50
      6.50%, 7/15/2031                                                       13                    13
      7.00%, 7/15/2031                                                       14                    15
      7.00%, 9/15/2031                                                       17                    17
      6.50%, 10/15/2031                                                      79                    81
      6.50%, 7/15/2032                                                      108                   111
      6.00%, 8/15/2032                                                      513                   521
      6.00%, 9/15/2032                                                      386                   393
      6.00%, 2/15/2033                                                      116                   118
      5.00%, 2/15/2034                                                    1,263                 1,230
      6.00%, 1/20/2024                                                       56                    57
      6.00%, 4/20/2024                                                      102                   104
      6.50%, 4/20/2024                                                       66                    68
      6.00%, 5/20/2024                                                      137                   139
      6.00%, 10/20/2024                                                      60                    60
      6.00%, 9/20/2025                                                       38                    38
      6.00%, 11/20/2025                                                      58                    59
      6.50%, 7/20/2026                                                       32                    34
      6.00%, 10/20/2028                                                      65                    66
      6.50%, 10/20/2028                                                      54                    56
      5.50%, 5/20/2035                                                    1,588                 1,577
                                                                                     -----------------
                                                                                               15,151
                                                                                     -----------------
U.S. Treasury (12.69%)
      4.13%, 8/15/2010 (c)                                               15,000                14,830
      4.25%, 10/15/2010 (c)                                               9,750                 9,675
      4.25%, 8/15/2014 (c)                                                3,000                 2,939
      4.13%, 5/15/2015 (c)                                                8,750                 8,472
      4.25%, 8/15/2015 (c)                                                1,700                 1,658
      6.88%, 8/15/2025 (c)                                                5,250                 6,502
      6.13%, 8/15/2029                                                      500                   584
      5.38%, 2/15/2031 (c)                                                3,600                 3,856
                                                                                     -----------------
                                                                                               48,516
                                                                                     -----------------
U.S. Treasury Inflation-Indexed Obligations (5.18%)
      3.88%, 1/15/2009 (c)                                                8,686                 8,977
      3.00%, 7/15/2012 (c)                                               10,299                10,807
                                                                                     -----------------
                                                                                               19,784
                                                                                     -----------------
U.S. Treasury Strip (2.62%)
      0.00%, 11/15/2015 (c)(h)                                            4,000                 2,695
      0.00%, 5/15/2020 (c)(h)                                            13,800                 7,322
                                                                                     -----------------
                                                                                               10,017
                                                                                     -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                             $           254,341
                                                                                     -----------------
SHORT TERM INVESTMENTS (7.71%)
Commercial Paper (2.42%)
Total Capital
      5.31%, 5/ 1/2007 (b)                                                9,250                 9,250
                                                                                     -----------------

Repurchase Agreements (5.29%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                                      20,208                20,208
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $20,814,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                     -----------------

TOTAL SHORT TERM INVESTMENTS                                                      $            29,458
                                                                                     -----------------

MONEY MARKET FUNDS (6.87%)
Money Center Banks (6.87%)
BNY Institutional Cash Reserve Fund (b)                                  26,261                26,261
                                                                                     -----------------
TOTAL MONEY MARKET FUNDS                                                          $            26,261
                                                                                     -----------------
Total Investments                                                                 $           565,462
Liabilities in Excess of Other Assets, Net - (47.94)%                                       (183,250)
                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                        $           382,212
                                                                                     =================
                                                                                     -----------------

                                                                                     =================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $400 or 0.10% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,949 or 3.65% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,400 or 2.46% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $             2,167
Unrealized Depreciation                                             (2,649)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                            (482)
Cost for federal income tax purposes                                565,944
All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                                                           Unrealized
                                                                                    Notional              Appreciation/
Description                                                                          Amount               (Depreciation)
--------------------- --------------------------------------------------------------------------- ------ -----------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                            $          2,350      $               (2)
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.


All dollar amounts are shown in thousands (000's)

                                Futures Contracts
                                                                                   Current        Unrealized
                                               Number of          Original          Market       Appreciation/
Type                                           Contracts           Value            Value       (Depreciation)
------------------------- ---------------------------------- ----------------- ----------- ----------------------
Buy:
U.S. 2 Year Note; June                            160             $32,765         $32,755            (10)
2007
Sell:
U.S. 10 Year Note; June                           330              35,766          35,748              17
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- ---------------------------------------
Sector                                               Percent
--------------------- ---------------------------------------
Mortgage Securities                                   85.88%
Government                                            29.17%
Asset Backed                                          18.31%
Securities
Financial                                             12.16%
Energy                                                 2.42%
Liabilities in                                     (-47.94%)
Excess of Other
Assets, Net
                                                   ----------
TOTAL NET ASSETS                                     100.00%
                                                   ==========

Other Assets Summary (unaudited)
--------------------- ---------------------------------------
Asset Type                                           Percent
--------------------- ---------------------------------------
Futures                                               17.92%
Total Return Swaps                                     0.00%


Schedule of Investments

April 30, 2007 (unaudited)
High Quality Intermediate-Term Bond Fund
                                                      Principal
                                                   Amount (000's)                              Value (000's)
BONDS (78.83%)
Aerospace & Defense Equipment (0.12%)
Goodrich Corp
      6.80%, 7/ 1/2036                          $              160                         $               173
United Technologies Corp
      6.10%, 5/15/2012                                          15                                          16
                                                                                              -----------------
                                                                                                           189
                                                                                              -----------------
Agricultural Chemicals (0.07%)
Potash Corp of Saskatchewan
      5.88%, 12/ 1/2036                                        115                                         112
                                                                                              -----------------

Agricultural Operations (0.17%)
Archer-Daniels-Midland Co
      5.94%, 10/ 1/2032                                         10                                          10
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                        265                                         261
                                                                                              -----------------
                                                                                                           271
                                                                                              -----------------
Airlines (0.07%)
Continental Airlines Inc
      5.98%, 4/19/2022                                         115                                         116
                                                                                              -----------------

Appliances (0.06%)
Whirlpool Corp
      5.85%, 6/15/2009 (a)                                     100                                         100
                                                                                              -----------------

Asset Backed Securities (9.25%)
Ameriquest Mortgage Securities Inc
      5.62%, 3/25/2035 (a)                                      45                                          45
      5.55%, 7/25/2035 (a)                                      83                                          83
Argent Securities Inc
      5.47%, 7/25/2036 (a)(b)                                  650                                         649
Carrington Mortgage Loan Trust
      5.60%, 12/25/2035 (a)(b)                                 800                                         799
Chase Funding Mortgage Loan
Asset-Backed Certificates
      5.82%, 9/25/2033 (a)                                     120                                         120
      5.55%, 12/25/2033 (a)                                     13                                          13
Citigroup Mortgage Loan Trust Inc
      5.47%, 3/25/2037 (a)                                     625                                         625
Countrywide Asset-Backed Certificates
      6.39%, 1/25/2034 (a)                                     325                                         326
      5.61%, 2/25/2036 (a)(b)                                  800                                         801
      5.57%, 3/25/2036 (a)(b)                                  675                                         676
      5.57%, 4/25/2036 (a)(b)                                1,550                                       1,551
Countrywide Home Equity Loan Trust
      5.55%, 12/15/2035 (a)                                    159                                         159
Encore Credit Receivables Trust
      5.52%, 2/25/2035 (a)                                      67                                          67
First Franklin Mortgage Loan
Asset Backed Certificates
      5.59%, 9/25/2035 (a)(b)                                  925                                         926
      5.56%, 11/25/2035 (a)(b)                                 925                                         926
      5.39%, 3/25/2036 (a)(b)                                  357                                         357

Asset Backed Securities
First-Citizens Home Equity Loan LLC
      5.53%, 9/15/2022 (a)(c)                                  144                                         143
GMAC Mortgage Corp Loan Trust
      5.50%, 8/25/2035 (a)                                     300                                         300
Great America Leasing Receivables
      5.39%, 9/15/2011 (c)                                      90                                          90
Indymac Residential Asset Backed Trust
      5.51%, 4/25/2037 (a)                                     800                                         800
JP Morgan Mortgage Acquisition Corp
      5.49%, 4/25/2036 (a)(b)                                  525                                         525
      5.45%, 11/25/2036                                        455                                         454
Long Beach Mortgage Loan Trust
      5.85%, 6/25/2034 (a)                                      40                                          40
      5.59%, 6/25/2035 (a)                                     120                                         120
      5.43%, 10/25/2036 (a)(b)                                 800                                         800
      5.43%, 11/25/2036 (a)                                    675                                         674
Merrill Lynch Mortgage Investors Inc
      5.55%, 2/25/2037 (a)                                     775                                         775
Morgan Stanley ABS Capital I
      5.58%, 7/25/2035 (a)                                     180                                         180
MSDWCC Heloc Trust
      5.51%, 7/25/2017 (a)                                      77                                          77
Nomura Asset Acceptance Corp
      5.55%, 6/25/2035 (a)                                      13                                          13
Park Place Securities Inc
      5.54%, 1/25/2036 (a)                                      18                                          18
Popular ABS Mortgage Pass-Through Trust
      5.58%, 11/25/2035 (a)                                    275                                         275
Residential Asset Mortgage Products Inc
      5.66%, 5/25/2034 (a)(b)                                   81                                          81
      5.59%, 7/25/2035 (a)                                     310                                         311
SACO I Inc
      5.46%, 6/25/2036 (a)(b)                                  354                                         354
      5.46%, 9/25/2036 (a)                                     448                                         448
Saxon Asset Securities Trust
      5.66%, 12/26/2034 (a)                                     33                                          33
      5.54%, 3/25/2035 (a)                                     193                                         193
      5.84%, 3/25/2035 (a)                                     250                                         250
                                                                                              -----------------
                                                                                                        15,077
                                                                                              -----------------
Auto - Car & Light Trucks (0.37%)
DaimlerChrysler NA Holding Corp
      5.82%, 9/10/2007 (a)                                     100                                         100
      5.77%, 3/13/2009 (a)(b)                                  325                                         326
      5.75%, 9/ 8/2011 (d)                                     130                                         132
      7.30%, 1/15/2012                                          45                                          49
                                                                                              -----------------
                                                                                                           607
                                                                                              -----------------
Automobile Sequential (0.37%)
Capital Auto Receivables Asset Trust
      3.92%, 11/16/2009                                        250                                         246
Ford Credit Auto Owner Trust
      5.30%, 6/15/2012                                         210                                         211
WFS Financial Owner Trust
      4.50%, 5/17/2013                                         150                                         149
                                                                                              -----------------
                                                                                                           606
                                                                                              -----------------

Beverages - Non-Alcoholic (0.01%)
Bottling Group LLC
      4.63%, 11/15/2012                                         15                                          15
                                                                                              -----------------

Beverages - Wine & Spirits (0.01%)
Diageo Capital PLC
      3.50%, 11/19/2007                                         15                                          15
                                                                                              -----------------

Brewery (0.15%)
Anheuser-Busch Cos Inc
      4.38%, 1/15/2013                                          30                                          29
Cia Brasileira de Bebidas
      10.50%, 12/15/2011                                       135                                         162
Coors Brewing Co
      6.38%, 5/15/2012                                          50                                          52
                                                                                              -----------------
                                                                                                           243
                                                                                              -----------------
Building - Residential & Commercial (0.01%)
Centex Corp
      5.80%, 9/15/2009                                          15                                          15
                                                                                              -----------------

Building & Construction Products -
Miscellaneous (0.18%)
CRH America Inc
      5.30%, 10/15/2013                                        174                                         171
      6.00%, 9/30/2016                                         100                                         102
      6.40%, 10/15/2033                                         15                                          15
                                                                                              -----------------
                                                                                                           288
                                                                                              -----------------
Building Products - Cement & Aggregate (0.37%)
C8 Capital SPV Ltd
      6.64%, 12/29/2049 (a)(c)(d)                              175                                         175
Martin Marietta Corp
      5.51%, 4/30/2010 (a)                                     350                                         350
      0.00%, 4/25/2037 (e)                                      85                                          85
                                                                                              -----------------
                                                                                                           610
                                                                                              -----------------
Building Products - Wood (0.08%)
Masco Corp
      5.65%, 3/12/2010 (a)                                     100                                         100
Norbord Inc
      7.25%, 7/ 1/2012                                          35                                          36
                                                                                              -----------------
                                                                                                           136
                                                                                              -----------------
Cable TV (0.55%)
Comcast Cable Communications Holdings Inc
      8.38%, 3/15/2013                                          67                                          77
Comcast Corp
      7.05%, 3/15/2033                                         100                                         108
COX Communications Inc
      5.91%, 12/14/2007 (a)(b)                                 200                                         201
      4.63%, 1/15/2010                                          40                                          39
      6.75%, 3/15/2011                                          70                                          74
      7.13%, 10/ 1/2012                                         65                                          70
      6.45%, 12/ 1/2036 (c)                                     85                                          86
Time Warner Cable Inc
      6.55%, 5/ 1/2037 (c)                                     245                                         248
                                                                                              -----------------
                                                                                                           903
                                                                                              -----------------
Cellular Telecommunications (0.93%)
AT&T Mobility LLC
      7.13%, 12/15/2031                                        265                                         296

Cellular Telecommunications
New Cingular Wireless Services Inc
      8.13%, 5/ 1/2012                                         250                                         281
Nextel Communications Inc
      5.95%, 3/15/2014                                         175                                         172
US Unwired Inc
      10.00%, 6/15/2012                                        165                                         180
Vodafone Group PLC
      7.75%, 2/15/2010                                          30                                          32
      5.69%, 6/15/2011 (a)(d)                                  145                                         146
      5.64%, 2/27/2012 (a)                                     300                                         300
      6.15%, 2/27/2037                                         110                                         109
                                                                                              -----------------
                                                                                                         1,516
                                                                                              -----------------
Chemicals - Diversified (0.22%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                         245                                         245
EI Du Pont de Nemours & Co
      4.75%, 11/15/2012                                         15                                          15
ICI Wilmington Inc
      5.63%, 12/ 1/2013                                         95                                          95
                                                                                              -----------------
                                                                                                           355
                                                                                              -----------------
Coatings & Paint (0.19%)
Valspar Corp
      6.00%, 5/ 1/2007                                         165                                         165
      5.63%, 5/ 1/2012                                          75                                          75
      6.05%, 5/ 1/2017                                          75                                          76
                                                                                              -----------------
                                                                                                           316
                                                                                              -----------------
Commercial Banks (1.48%)
Barclays Bank PLC
      5.93%, 12/31/2049 (a)(c)                                 170                                         172
BOI Capital Funding No 2 LP
      5.57%, 8/29/2049 (a)(c)                                  115                                         113
Commonwealth Bank of Australia
      6.02%, 3/15/2036 (c)                                     120                                         121
Glitnir Banki HF
      5.52%, 10/15/2008 (a)(c)(d)                              125                                         125
KeyBank NA
      5.51%, 11/ 3/2009 (a)                                    300                                         301
Lloyds TSB Group PLC
      6.27%, 11/14/2016 (a)(c)                                 200                                         199
Union Planters Bank NA
      5.13%, 6/15/2007                                         240                                         240
United Overseas Bank Ltd
      4.50%, 7/ 2/2013 (c)                                      20                                          19
US Bank NA/Cincinnati OH
      6.38%, 8/ 1/2011                                          40                                          42
VTB Capital SA for Vneshtorgbank
      6.10%, 9/21/2007 (c)                                     115                                         115
Wachovia Bank NA
      4.88%, 2/ 1/2015                                         130                                         126
Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                                         500                                         538
Woori Bank
      6.13%, 5/ 3/2016 (a)(c)                                  125                                         128
      6.21%, 5/ 2/2037 (a)(c)(f)                               180                                         180
                                                                                              -----------------
                                                                                                         2,419
                                                                                              -----------------

Commercial Services - Finance (0.01%)
Equifax Inc
      4.95%, 11/ 1/2007                                         10                                          10
                                                                                              -----------------

Computers (0.01%)
Hewlett-Packard Co
      6.50%, 7/ 1/2012                                          15                                          16
                                                                                              -----------------

Computers - Integrated Systems (0.00%)
NCR Corp
      7.13%, 6/15/2009                                           5                                           5
                                                                                              -----------------

Credit Card Asset Backed Securities (2.21%)
American Express Credit Account Master Trust
      5.57%, 9/15/2011 (a)                                      70                                          70
      4.35%, 12/15/2011                                        200                                         198
Arran
      5.50%, 12/15/2010 (a)(b)(g)                              425                                         425
Bank One Issuance Trust
      3.59%, 5/17/2010                                         100                                          99
      5.64%, 3/15/2012 (a)                                     300                                         302
Chase Credit Card Master Trust
      5.65%, 1/17/2011 (a)                                     325                                         326
      5.67%, 2/15/2011 (a)                                     275                                         277
Citibank Credit Card Issuance Trust
      5.68%, 6/25/2009 (a)                                     275                                         275
Citibank Credit Card Master Trust I
      5.63%, 3/10/2011 (a)                                     150                                         151
      5.88%, 3/10/2011                                         150                                         152
Discover Card Master Trust I
      5.56%, 5/15/2012 (a)(b)                                  425                                         427
First USA Credit Card Master Trust
      5.68%, 4/18/2011 (a)                                     300                                         301
GE Capital Credit Card Master Note Trust
      5.52%, 6/15/2011 (a)                                     325                                         325
Providian Master Note Trust
      5.10%, 11/15/2012 (c)                                    275                                         275
                                                                                              -----------------
                                                                                                         3,603
                                                                                              -----------------
Data Processing & Management (0.06%)
Dun & Bradstreet Corp
      5.50%, 3/15/2011                                         100                                         101
                                                                                              -----------------

Diversified Financial Services (0.29%)
General Electric Capital Corp
      7.38%, 1/19/2010                                         105                                         111
      4.25%, 12/ 1/2010                                        275                                         269
      6.00%, 6/15/2012                                          85                                          88
                                                                                              -----------------
                                                                                                           468
                                                                                              -----------------
Diversified Manufacturing Operations (0.10%)
Carlisle Cos Inc
      6.13%, 8/15/2016                                         150                                         153
Parker Hannifin Corp
      4.88%, 2/15/2013                                          10                                          10
                                                                                              -----------------
                                                                                                           163
                                                                                              -----------------
Diversified Minerals (0.09%)
BHP Billiton Finance USA Ltd
      4.80%, 4/15/2013                                          15                                          15

Diversified Minerals
Vale Overseas Ltd
      6.25%, 1/23/2017                                         125                                         128
                                                                                              -----------------
                                                                                                           143
                                                                                              -----------------
Drug Delivery Systems (0.15%)
Hospira Inc
      5.83%, 3/30/2010 (a)                                     250                                         251
                                                                                              -----------------

Electric - Distribution (0.10%)
Detroit Edison Co/The
      5.70%, 10/ 1/2037                                        165                                         161
                                                                                              -----------------

Electric - Generation (0.05%)
Korea East-West Power Co Ltd
      4.88%, 4/21/2011 (c)                                      30                                          30
Tenaska Virginia Partners LP
      6.12%, 3/30/2024 (c)                                      47                                          48
                                                                                              -----------------
                                                                                                            78
                                                                                              -----------------
Electric - Integrated (2.49%)
Ameren Energy Generating Co
      7.95%, 6/ 1/2032                                          10                                          11
AmerenUE
      5.40%, 2/ 1/2016                                         115                                         112
Appalachian Power Co
      5.68%, 6/29/2007 (a)                                     300                                         300
Arizona Public Service Co
      6.50%, 3/ 1/2012                                          25                                          26
      5.80%, 6/30/2014                                          85                                          86
      6.25%, 8/ 1/2016                                         130                                         134
Baltimore Gas & Electric Co
      5.90%, 10/ 1/2016 (c)                                     90                                          92
Carolina Power & Light Co
      8.63%, 9/15/2021                                          75                                          96
Commonwealth Edison Co
      4.70%, 4/15/2015                                         195                                         181
      5.95%, 8/15/2016 (d)                                      95                                          95
Consolidated Edison Co of New York Inc
      4.88%, 2/ 1/2013                                          15                                          15
Consumers Energy Co
      4.25%, 4/15/2008                                          10                                          10
Dayton Power & Light Co/The
      5.12%, 10/ 1/2013 (a)                                     25                                          25
Dominion Resources Inc/VA
      8.13%, 6/15/2010                                          75                                          81
DTE Energy Co
      5.63%, 8/16/2007 (b)                                     175                                         175
      7.05%, 6/ 1/2011                                          30                                          32
      6.35%, 6/ 1/2016                                          65                                          68
Entergy Gulf States Inc
      3.60%, 6/ 1/2008                                          20                                          20
      6.09%, 12/ 8/2008 (a)(c)                                 120                                         120
Exelon Corp
      4.45%, 6/15/2010                                          55                                          54
Georgia Power Co
      5.54%, 2/17/2009 (a)                                     295                                         296
Midamerican Energy Co
      6.75%, 12/30/2031                                         35                                          39
MidAmerican Energy Holdings Co
      4.63%, 10/ 1/2007                                        225                                         224
Electric - Integrated
Northeast Utilities
      3.30%, 6/ 1/2008                                          15                                          15
Ohio Power Co
      5.53%, 4/ 5/2010 (a)(b)                                  255                                         255
Pepco Holdings Inc
      5.50%, 8/15/2007                                          15                                          15
PPL Electric Utilities Corp
      4.30%, 6/ 1/2013                                          15                                          14
PPL Energy Supply LLC
      5.40%, 8/15/2014                                          65                                          64
Puget Sound Energy Inc
      3.36%, 6/ 1/2008                                          25                                          24
Southern California Edison Co
      5.46%, 2/ 2/2009 (a)                                     205                                         205
      5.00%, 1/15/2014                                          25                                          25
Southern Co
      5.30%, 1/15/2012                                         110                                         111
Southern Power Co/GA
      6.38%, 11/15/2036                                        100                                         100
Southwestern Electric Power Co
      5.55%, 1/15/2017                                         235                                         234
Southwestern Public Service Co
      6.00%, 10/ 1/2036                                         70                                          70
TXU Electric Delivery Co
      5.73%, 9/16/2008 (a)(c)                                   95                                          95
      6.38%, 5/ 1/2012                                         175                                         183
      7.00%, 5/ 1/2032                                          85                                          93
Virginia Electric & Power Co
      4.50%, 12/15/2010                                         85                                          83
      5.40%, 1/15/2016                                         115                                         114
Xcel Energy Inc
      6.50%, 7/ 1/2036                                          65                                          68
                                                                                              -----------------
                                                                                                         4,060
                                                                                              -----------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
      6.00%, 8/15/2032                                           5                                           5
                                                                                              -----------------

Electronic Components - Miscellaneous (0.11%)
Jabil Circuit Inc
      5.88%, 7/15/2010                                         185                                         184
                                                                                              -----------------

Electronic Components - Semiconductors (0.08%)
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                                         120                                         124
                                                                                              -----------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
      4.50%, 8/12/2009                                          60                                          60
                                                                                              -----------------

Finance - Commercial (0.93%)
Caterpillar Financial Services Corp
      5.37%, 7/27/2007 (a)                                     300                                         300
      5.05%, 12/ 1/2010                                        125                                         125
CIT Group Inc
      5.59%, 4/27/2011 (a)                                     225                                         224
      5.64%, 7/28/2011 (a)                                     225                                         223
      5.00%, 2/13/2014                                          15                                          14
      6.10%, 3/15/2067                                          80                                          77
Finance - Commercial
Textron Financial Corp
      5.49%, 2/25/2011 (a)(b)                                  425                                         425
      6.00%, 2/15/2067 (a)(c)                                  125                                         121
                                                                                              -----------------
                                                                                                         1,509
                                                                                              -----------------
Finance - Consumer Loans (0.70%)
HSBC Finance Corp
      4.13%, 12/15/2008                                         20                                          20
      4.13%, 11/16/2009 (h)                                    355                                         347
      5.64%, 11/16/2009 (a)                                    250                                         251
      7.00%, 5/15/2012                                         180                                         193
      4.75%, 7/15/2013                                         170                                         164
John Deere Capital Corp
      7.00%, 3/15/2012                                          20                                          22
SLM Corp
      3.28%, 3/ 2/2009 (a)                                      50                                          48
      5.51%, 7/26/2010 (a)                                     100                                          97
                                                                                              -----------------
                                                                                                         1,142
                                                                                              -----------------
Finance - Credit Card (0.16%)
American Express Co
      4.88%, 7/15/2013                                          15                                          15
Capital One Bank
      5.00%, 6/15/2009                                         110                                         110
      6.50%, 6/13/2013                                         130                                         136
                                                                                              -----------------
                                                                                                           261
                                                                                              -----------------
Finance - Investment Banker & Broker (3.26%)
Banque Paribas/New York
      6.88%, 3/ 1/2009                                          25                                          26
Bear Stearns Cos Inc/The
      5.55%, 11/28/2011 (a)                                    450                                         449
      5.30%, 10/30/2015                                         50                                          49
Credit Suisse USA Inc
      5.60%, 1/15/2010 (a)                                     150                                         151
      6.50%, 1/15/2012                                          50                                          53
Goldman Sachs Group Inc/The
      3.88%, 1/15/2009                                         360                                         353
      5.55%, 3/ 2/2010 (a)                                     200                                         201
      5.54%, 2/ 6/2012 (a)                                     150                                         150
      5.63%, 1/15/2017                                         300                                         299
      5.95%, 1/15/2027                                         240                                         237
      6.45%, 5/ 1/2036                                         100                                         104
Jefferies Group Inc
      6.25%, 1/15/2036                                         200                                         194
JPMorgan Chase & Co
      6.75%, 2/ 1/2011                                         510                                         536
      4.75%, 3/ 1/2015                                         135                                         131
      5.25%, 5/ 1/2015                                         295                                         292
Lehman Brothers Holdings Inc
      5.61%, 11/10/2009 (a)                                    275                                         276
Merrill Lynch & Co Inc
      5.61%, 2/ 6/2009 (a)                                     380                                         381
      3.24%, 3/ 2/2009 (a)                                      20                                          19
      5.58%, 2/ 5/2010 (a)                                     175                                         176
      5.56%, 11/ 1/2011 (a)                                    200                                         200
      6.11%, 1/29/2037                                         170                                         169
Morgan Stanley
      5.64%, 1/15/2010 (a)(b)                                  525                                         527
      5.30%, 3/ 1/2013                                          20                                          20

Finance - Investment Banker & Broker
Morgan Stanley (continued)
      4.75%, 4/ 1/2014                                         340                                         326
                                                                                              -----------------
                                                                                                         5,319
                                                                                              -----------------
Finance - Leasing Company (0.25%)
International Lease Finance Corp
      5.76%, 1/15/2010 (a)                                     170                                         171
      5.58%, 5/24/2010 (a)(b)                                  200                                         201
Pitney Bowes Credit Corp
      5.75%, 8/15/2008                                          30                                          30
                                                                                              -----------------
                                                                                                           402
                                                                                              -----------------
Finance - Mortgage Loan/Banker (3.02%)
Countrywide Financial Corp
      5.62%, 12/19/2008 (a)                                    145                                         145
      5.57%, 3/24/2009 (a)                                     150                                         150
      6.25%, 5/15/2016 (d)                                     125                                         126
Countrywide Home Loans Inc
      4.25%, 12/19/2007                                        100                                          99
Fannie Mae
      3.70%, 11/ 1/2007                                         45                                          45
      2.88%, 5/19/2008                                          50                                          49
      6.13%, 3/15/2012                                         475                                         501
      5.62%, 2/25/2018 (a)                                     121                                         121
      5.57%, 11/25/2022 (a)                                    140                                         141
      5.52%, 1/25/2023 (a)                                     171                                         172
      7.25%, 5/15/2030 (d)                                     225                                         285
      5.62%, 2/25/2032 (a)                                     184                                         185
      5.57%, 3/25/2035 (a)                                     233                                         234
      6.50%, 2/25/2047 (g)                                     125                                         130
Fannie Mae Whole Loan
      5.52%, 5/25/2035 (a)                                     237                                         238
Freddie Mac
      4.75%, 5/ 6/2013 (d)                                      75                                          73
      5.62%, 5/15/2013 (a)                                      53                                          53
      4.63%, 5/28/2013                                          80                                          78
      5.77%, 6/15/2023 (a)                                     139                                         141
      5.67%, 2/15/2030 (a)                                     138                                         138
      5.50%, 9/15/2031 (a)                                     325                                         324
Ginnie Mae
      3.96%, 6/16/2031                                         284                                         276
      1.13%, 2/16/2047 (a)                                   2,193                                         141
Residential Capital LLC
      6.73%, 6/29/2007 (a)                                     150                                         150
      5.84%, 6/ 9/2008 (a)                                     425                                         422
      6.00%, 2/22/2011                                         165                                         163
      6.50%, 4/17/2013                                         340                                         340
                                                                                              -----------------
                                                                                                         4,920
                                                                                              -----------------
Finance - Other Services (0.17%)
Alamosa Delaware Inc
      8.50%, 1/31/2012                                         140                                         148
Mizuho JGB Investment LLC
      9.87%, 12/29/2049 (a)(c)                                 100                                         105
National Rural Utilities Cooperative
Finance Corp
      5.75%, 8/28/2009                                          30                                          30
                                                                                              -----------------
                                                                                                           283
                                                                                              -----------------
Financial Guarantee Insurance (0.09%)
AMBAC Financial Group Inc
      6.15%, 2/15/2037                                          85                                          82

Financial Guarantee Insurance
MGIC Investment Corp
      5.63%, 9/15/2011                                          65                                          65
                                                                                              -----------------
                                                                                                           147
                                                                                              -----------------
Food - Miscellaneous/Diversified (0.19%)
General Mills Inc
      5.48%, 1/22/2010 (a)                                     300                                         300
HJ Heinz Finance Co
      6.75%, 3/15/2032                                          15                                          15
                                                                                              -----------------
                                                                                                           315
                                                                                              -----------------
Food - Retail (0.08%)
Safeway Inc
      5.70%, 3/27/2009 (a)                                     125                                         125
                                                                                              -----------------

Food - Wholesale & Distribution (0.01%)
Sysco International Co
      6.10%, 6/ 1/2012                                          15                                          16
                                                                                              -----------------

Gas - Distribution (0.10%)
KeySpan Corp
      7.63%, 11/15/2010                                         10                                          11
Sempra Energy
      4.75%, 5/15/2009                                          60                                          59
Southern Union Co
      6.15%, 8/16/2008                                          90                                          91
                                                                                              -----------------
                                                                                                           161
                                                                                              -----------------
Health Care Cost Containment (0.07%)
McKesson Corp
      5.25%, 3/ 1/2013                                         120                                         120
                                                                                              -----------------

Home Equity - Other (6.27%)
ACE Securities Corp
      5.53%, 5/25/2035 (a)                                     111                                         111
      5.43%, 7/25/2035 (a)                                       7                                           7
      5.57%, 7/25/2035 (a)                                     300                                         300
      5.53%, 8/25/2035 (a)(b)                                  550                                         550
      5.52%, 10/25/2035 (a)(b)                                 400                                         400
Asset Backed Funding Certificates
      5.58%, 2/25/2035 (a)                                      15                                          15
      5.50%, 6/25/2035 (a)(b)                                  165                                         165
Asset Backed Securities Corp Home Equity
      5.61%, 3/25/2035 (a)(b)                                   57                                          57
Bear Stearns Asset Backed Securities Inc
      5.97%, 2/25/2034 (a)                                      44                                          44
      5.92%, 3/25/2034 (a)                                     149                                         149
      5.48%, 8/25/2036 (a)(b)                                  525                                         524
      5.53%, 4/25/2037 (a)(b)(g)                             1,750                                       1,750
CDC Mortgage Capital Trust
      5.89%, 6/25/2034 (a)                                     159                                         159
Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (a)                                     225                                         227
First NLC Trust
      5.62%, 9/25/2035 (a)(b)                                  151                                         151
GMAC Mortgage Corp Loan Trust
      5.75%, 10/25/2036                                        335                                         335
      5.81%, 10/25/2036                                        115                                         115
HSI Asset Securitization Corp Trust
      5.46%, 1/25/2037 (a)                                     775                                         775

Home Equity - Other
IXIS Real Estate Capital Trust
      5.58%, 9/25/2035 (a)(b)                                  261                                         262
      5.56%, 12/25/2035 (a)                                    260                                         260
Master Asset Backed Securities Trust
      7.80%, 8/25/2033 (a)                                     101                                         101
      5.55%, 12/25/2034 (a)                                      -                                           -
Morgan Stanley ABS Capital I
      6.19%, 12/25/2034 (a)                                     50                                          50
      5.42%, 7/25/2035 (a)                                      40                                          40
      5.57%, 9/25/2035 (a)(b)                                  500                                         501
Morgan Stanley Home Equity Loans
      5.43%, 8/25/2035 (a)                                     100                                         100
New Century Home Equity Loan Trust
      5.61%, 3/25/2035 (a)                                      49                                          49
Nomura Home Equity Loan Inc
      5.54%, 5/25/2035 (a)                                     157                                         157
Option One Mortgage Loan Trust
      6.37%, 5/25/2034 (a)                                     125                                         125
      5.56%, 2/25/2035 (a)                                      14                                          14
      6.32%, 2/25/2035 (a)                                      50                                          50
      5.57%, 8/25/2035 (a)                                     175                                         175
      5.77%, 3/25/2037 (a)                                     325                                         326
Residential Asset Securities Corp
      5.76%, 10/25/2033 (a)                                     49                                          49
      6.47%, 3/25/2035 (a)                                      75                                          74
      5.48%, 7/25/2035 (a)(b)                                  312                                         312
      5.59%, 7/25/2035 (a)                                     250                                         250
Saxon Asset Securities Trust
      6.45%, 3/25/2035 (a)                                     225                                         225
Soundview Home Equity Loan Trust
      5.41%, 7/25/2036 (a)(b)                                  450                                         450
Wells Fargo Home Equity Trust
      5.82%, 4/25/2034 (a)                                     175                                         175
      5.61%, 10/25/2035 (a)(b)(c)                              645                                         645
                                                                                              -----------------
                                                                                                        10,224
                                                                                              -----------------
Home Equity - Sequential (0.30%)
Countrywide Asset-Backed Certificates
      5.39%, 4/25/2036                                         265                                         264
      5.51%, 8/25/2036                                         220                                         220
                                                                                              -----------------
                                                                                                           484
                                                                                              -----------------
Hotels & Motels (0.15%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                         250                                         250
                                                                                              -----------------

Industrial (0.16%)
Union Pacific Corp
      5.65%, 5/ 1/2017                                         130                                         130
      6.15%, 5/ 1/2037                                         130                                         131
                                                                                              -----------------
                                                                                                           261
                                                                                              -----------------
Industrial Gases (0.02%)
Praxair Inc
      6.38%, 4/ 1/2012                                          25                                          26
                                                                                              -----------------

Insurance Brokers (0.41%)
AON Corp
      8.21%, 1/ 1/2027 (d)                                     190                                         213

Insurance Brokers
Marsh & McLennan Cos Inc
      5.50%, 7/13/2007 (a)                                     275                                         275
      3.63%, 2/15/2008                                          10                                          10
Willis North America Inc
      6.20%, 3/28/2017                                         175                                         176
                                                                                              -----------------
                                                                                                           674
                                                                                              -----------------
Investment Companies (0.25%)
Canadian Oil Sands Ltd
      4.80%, 8/10/2009 (c)                                     150                                         148
Xstrata Finance Dubai Ltd
      5.71%, 11/13/2009 (a)(c)                                 250                                         250
                                                                                              -----------------
                                                                                                           398
                                                                                              -----------------
Investment Management & Advisory
Services (0.13%)
Ameriprise Financial Inc
      7.52%, 6/ 1/2066 (a)                                     200                                         217
                                                                                              -----------------

Life & Health Insurance (0.70%)
Cigna Corp
      7.00%, 1/15/2011                                         105                                         111
      6.15%, 11/15/2036                                         95                                          95
Great West Life & Annuity Insurance Co
      7.15%, 5/16/2046 (a)(c)                                  130                                         137
Hartford Life Global Funding Trusts
      5.52%, 9/15/2009 (a)                                     300                                         301
Lincoln National Corp
      5.25%, 6/15/2007                                          20                                          20
      6.05%, 4/20/2067 (a)                                     105                                         104
Prudential Financial Inc
      5.49%, 6/13/2008 (a)                                     150                                         150
      4.75%, 4/ 1/2014                                         150                                         145
Stancorp Financial Group Inc
      6.88%, 10/ 1/2012                                         75                                          80
                                                                                              -----------------
                                                                                                         1,143
                                                                                              -----------------
Linen Supply & Related Items (0.01%)
Cintas Corp No 2
      5.13%, 6/ 1/2007                                          10                                          10
                                                                                              -----------------

Medical - Drugs (0.14%)
Allergan Inc
      5.75%, 4/ 1/2016                                         160                                         164
Teva Pharmaceutical Finance LLC
      6.15%, 2/ 1/2036                                          60                                          58
                                                                                              -----------------
                                                                                                           222
                                                                                              -----------------
Medical - HMO (0.10%)
WellPoint Inc
      6.80%, 8/ 1/2012                                          15                                          16
      5.85%, 1/15/2036                                         155                                         150
                                                                                              -----------------
                                                                                                           166
                                                                                              -----------------
Medical Instruments (0.07%)
Boston Scientific Corp
      6.00%, 6/15/2011                                         110                                         111
                                                                                              -----------------

Medical Products (0.06%)
Baxter International Inc
      5.90%, 9/ 1/2016                                         100                                         103
                                                                                              -----------------


Metal - Diversified (0.19%)
Falconbridge Ltd
      7.35%, 6/ 5/2012                                          10                                          11
      7.25%, 7/15/2012                                         255                                         279
      5.38%, 6/ 1/2015                                          15                                          15
                                                                                              -----------------
                                                                                                           305
                                                                                              -----------------
Money Center Banks (0.20%)
Comerica Capital Trust II
      6.58%, 2/20/2037                                         165                                         163
Rabobank Capital Funding Trust
      5.25%, 12/29/2049 (a)(c)                                 165                                         159
                                                                                              -----------------
                                                                                                           322
                                                                                              -----------------
Mortgage Backed Securities (25.41%)
Adjustable Rate Mortgage Trust
      5.89%, 2/25/2035 (a)                                      97                                          97
      5.09%, 11/25/2035 (a)                                    140                                         140
Banc of America Commercial Mortgage Inc
      5.50%, 10/ 9/2009 (a)(b)(e)                              550                                         550
      5.68%, 8/10/2016 (a)                                     300                                         305
      7.33%, 11/15/2031                                        150                                         156
      4.86%, 7/10/2043                                         265                                         257
      4.97%, 7/10/2043                                         130                                         125
      5.12%, 7/11/2043                                         250                                         249
      5.33%, 9/10/2045                                         325                                         327
      5.31%, 10/10/2045 (a)                                    365                                         366
Banc of America Funding Corp
      5.40%, 7/20/2036 (a)(b)                                  580                                         579
      5.60%, 7/20/2036 (a)(b)                                  355                                         356
Bear Stearns Adjustable Rate Mortgage Trust
      3.52%, 6/25/2034 (a)                                      75                                          74
      5.09%, 8/25/2035 (a)                                     519                                         520
Bear Stearns Alt-A Trust
      5.48%, 11/25/2036 (a)(b)                                 280                                         280
      5.49%, 4/25/2037 (a)(g)                                  607                                         606
Bear Stearns Asset Backed Securities Inc
      5.55%, 4/25/2036 (a)(b)                                  538                                         537
Bear Stearns Commercial Mortgage Securities Inc
      7.00%, 5/20/2030                                         177                                         186
      3.97%, 11/11/2035                                         78                                          77
      0.65%, 5/11/2039 (a)(c)                                3,393                                          58
      3.24%, 2/11/2041                                          78                                          76
Bella Vista Mortgage Trust
      5.62%, 1/22/2045 (a)(b)                                  490                                         491
      5.57%, 5/20/2045 (a)                                     569                                         570
Chase Commercial Mortgage Securities Corp
      7.32%, 10/15/2032                                        300                                         316
Citigroup Commercial Mortgage Trust
      0.72%, 10/15/2049 (a)                                  4,870                                         134
Citigroup/Deutsche Bank Commercial
Mortgage Trust
      0.65%, 10/15/2048 (a)                                  8,099                                         191
      0.53%, 12/11/2049 (a)                                  7,080                                         134
Commercial Mortgage Pass Through Certificates
      5.22%, 5/10/2043 (a)                                     100                                          98
      0.05%, 12/10/2046 (a)                                  3,904                                          50
      5.25%, 12/10/2046                                        235                                         235
Countrywide Alternative Loan Trust
      5.54%, 5/25/2035 (a)                                     117                                         117
      6.32%, 7/20/2035 (a)(g)                                  116                                         116
      5.49%, 6/25/2036 (a)                                     750                                         751
      5.48%, 5/25/2037 (a)(b)(e)                               650                                         650
Countrywide Asset-Backed Certificates
      5.60%, 11/25/2035 (a)                                    166                                         166
      5.59%, 1/25/2036 (a)(b)                                  500                                         500
      5.72%, 4/25/2036 (a)                                     325                                         324
Countrywide Home Loan Mortgage Pass
Through Certificates
      4.59%, 12/19/2033 (a)                                     50                                          48
      5.52%, 4/25/2046 (a)                                     228                                         228
Credit Suisse Mortgage Capital Certificates
      6.02%, 6/15/2038 (a)                                     170                                         176
      0.79%, 9/15/2039 (c)                                   5,337                                         160
      0.07%, 12/15/2039                                      1,444                                          26
      0.87%, 12/15/2039 (a)                                  6,350                                         220
CS First Boston Mortgage Securities Corp
      5.60%, 11/15/2020 (a)(b)(c)                              146                                         146
      1.58%, 3/15/2036 (a)(c)                                  925                                          28
      0.64%, 5/15/2036 (a)(c)                                1,098                                          12
      0.80%, 7/15/2036 (a)(c)                                1,184                                          23
      0.17%, 11/15/2037 (a)(c)                               1,983                                          41
      7.91%, 9/15/2041 (a)                                      40                                          42
CW Capital Cobalt Ltd
      5.17%, 8/15/2048                                         355                                         354
First Union National Bank Commercial
Mortgage Securities Inc
      7.84%, 5/17/2032                                         215                                         229
      8.09%, 5/17/2032                                          65                                          70
      5.59%, 2/12/2034                                          50                                          50
      6.14%, 2/12/2034                                         150                                         156
GE Capital Commercial Mortgage Corp
      0.43%, 5/10/2014                                      11,555                                         153
      5.61%, 4/10/2017 (a)                                     525                                         528
      4.97%, 8/11/2036                                          74                                          73
      0.76%, 3/10/2040 (a)(c)                                1,583                                          29
      4.98%, 5/10/2043 (a)                                     465                                         455
      5.51%, 11/10/2045 (a)                                  1,045                                       1,046
GMAC Commercial Mortgage Securities Inc
      6.96%, 9/15/2035                                         150                                         158
      1.00%, 3/10/2038 (a)(c)                                1,153                                          30
Greenpoint Mortgage Funding Trust
      5.59%, 6/25/2045 (a)(b)                                  618                                         618
      5.62%, 6/25/2045 (a)                                     103                                         103
Greenwich Capital Commercial Funding Corp
      0.49%, 6/10/2036 (a)(c)                                9,306                                          95
      6.11%, 7/10/2038 (a)                                     230                                         239
      0.51%, 3/10/2039 (a)(c)                               12,874                                         316
GS Mortgage Securities Corp
      0.86%, 11/10/2039                                      2,548                                         113
GSR Mortgage Loan Trust
      5.50%, 12/25/2035 (a)                                    104                                         104
      5.58%, 8/25/2046 (a)(b)                                  655                                         657
Homebanc Mortgage Trust
      5.66%, 1/25/2036 (a)(b)                                  633                                         635
HSI Asset Securitization Corp Trust
      5.50%, 8/25/2035 (a)(b)                                  425                                         425
Impac CMB Trust
      6.26%, 10/25/2033 (a)                                     58                                          58
      6.32%, 10/25/2033 (a)                                     47                                          47
      6.08%, 12/25/2033 (a)                                     20                                          20
      5.70%, 1/25/2035 (a)                                      92                                          92
Mortgage Backed Securities
Impac CMB Trust (continued)
      5.63%, 4/25/2035 (a)                                      74                                          74
      5.75%, 4/25/2035 (a)                                      71                                          71
      5.62%, 8/25/2035 (a)                                     106                                         106
      5.83%, 8/25/2035 (a)                                     251                                         252
Impac Secured Assets CMN Owner Trust
      5.59%, 12/25/2031 (a)(b)                                 162                                         163
      5.60%, 3/25/2036 (a)(b)                                  925                                         928
      5.48%, 3/25/2037 (a)(g)                                  680                                         678
Indymac Index Mortgage Loan Trust
      5.62%, 4/25/2034 (a)                                      68                                          68
      5.55%, 4/25/2035 (a)                                      92                                          93
      5.65%, 4/25/2035 (a)                                      87                                          87
      5.62%, 8/25/2035 (a)                                     236                                         237
      5.50%, 1/25/2037 (a)(b)                                  625                                         623
      5.56%, 4/25/2037 (a)(g)                                  545                                         545
JP Morgan Alternative Loan Trust
      5.47%, 3/25/2037 (a)(g)                                  585                                         585
JP Morgan Chase Commercial Mortgage Securities
      0.73%, 10/12/2035 (a)(c)                               1,619                                          58
      5.02%, 1/12/2037                                          55                                          54
      5.31%, 9/12/2037 (a)                                     100                                          97
      1.28%, 1/12/2039 (a)(c)                                  986                                          33
      5.63%, 6/12/2041 (a)                                     285                                         289
      0.23%, 1/15/2042 (a)(c)                                1,958                                          35
      4.78%, 7/15/2042                                         290                                         279
      5.59%, 5/12/2045 (a)                                     190                                         192
      5.44%, 5/15/2045 (a)                                     325                                         325
      5.30%, 5/15/2047 (a)                                     355                                         355
JP Morgan Mortgage Trust
      5.30%, 7/25/2035                                         192                                         192
      4.95%, 11/25/2035 (a)                                    400                                         403
      5.30%, 4/25/2036 (a)                                     206                                         206
      5.84%, 6/25/2036 (a)                                     320                                         320
      5.99%, 6/25/2036 (a)                                     109                                         110
      5.97%, 8/25/2036 (a)                                     550                                         562
      6.00%, 8/25/2036 (a)                                     268                                         268
      5.58%, 10/25/2036 (a)                                    580                                         583
LB Commercial Conduit Mortgage Trust
      7.33%, 10/15/2032                                        150                                         155
LB-UBS Commercial Mortgage Trust
      6.06%, 6/15/2020                                          24                                          24
      4.90%, 6/15/2026                                          80                                          80
      5.59%, 6/15/2031                                         110                                         112
      5.74%, 6/15/2032                                         236                                         239
      0.37%, 3/15/2036 (a)(c)                                  698                                          20
      1.29%, 3/15/2036 (a)(c)                                2,181                                          64
      0.87%, 8/15/2036 (a)(c)                                  924                                          18
      5.41%, 9/15/2039 (a)                                      80                                          80
      0.68%, 2/15/2040 (a)                                   8,701                                         309
      5.46%, 2/15/2040 (a)                                     940                                         939
Merrill Lynch Mortgage Investors Inc
      5.44%, 8/25/2035 (a)                                      64                                          64
Merrill Lynch Mortgage Trust
      5.78%, 8/12/2016                                         290                                         298
      5.80%, 5/12/2039 (a)                                     275                                         280
      5.84%, 5/12/2039 (a)                                     335                                         343
      0.69%, 2/12/2042 (a)                                   2,414                                          32

Mortgage Backed Securities
Merrill Lynch/Countrywide Commercial
Mortgage Trust
      5.46%, 7/12/2046 (a)                                     170                                         170
      0.74%, 8/12/2048 (a)                                   2,999                                         128
      0.06%, 12/12/2049 (a)                                  2,453                                          37
      5.11%, 12/12/2049 (a)                                    280                                         279
Morgan Stanley Capital I
      7.11%, 4/15/2033                                         193                                         199
      1.19%, 1/13/2041 (a)(c)                                  748                                          24
      5.54%, 5/24/2043 (a)(b)(c)(g)                            425                                         425
      0.05%, 12/15/2043 (a)(c)                               2,786                                          38
      5.92%, 12/20/2046 (a)(g)                                 150                                         149
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                          69                                          70
Nomura Asset Acceptance Corp
      5.67%, 2/25/2035 (a)                                      75                                          75
Residential Accredit Loans Inc
      5.47%, 2/25/2037 (a)(g)                                  317                                         317
      5.47%, 3/25/2047 (a)                                   1,066                                       1,066
Sequoia Mortgage Trust
      5.55%, 2/20/2035 (a)                                     133                                         133
Specialty Underwriting & Residential Finance
      5.83%, 2/25/2035 (a)                                      89                                          90
      5.55%, 12/25/2035 (a)                                     53                                          53
      5.55%, 3/25/2036 (a)                                     128                                         128
      5.43%, 6/25/2036 (a)                                      15                                          15
Structured Adjustable Rate Mortgage Loan Trust
      4.68%, 7/25/2034 (a)                                     400                                         395
      6.02%, 8/25/2034 (a)                                     310                                         312
      5.57%, 3/25/2035 (a)                                      81                                          82
      5.25%, 12/25/2035                                        166                                         165
      5.25%, 2/25/2036 (a)                                     230                                         229
Structured Asset Mortgage Investments Inc
      5.62%, 5/25/2045 (a)                                      97                                          97
      5.63%, 9/25/2045 (a)                                     156                                         157
Structured Asset Securities Corp
      5.50%, 6/25/2036 (a)                                     325                                         325
Thornburg Mortgage Securities Trust
      5.58%, 10/25/2035 (a)                                    348                                         349
Wachovia Bank Commercial Mortgage Trust
      0.20%, 11/15/2035 (c)                                  5,275                                          57
      0.38%, 1/15/2041 (a)(c)                                  858                                           6
      0.60%, 10/15/2041 (a)(c)                               5,109                                          81
      0.43%, 3/15/2042 (a)(c)                                8,151                                          92
      4.94%, 4/15/2042                                         430                                         419
      5.25%, 12/15/2043                                        255                                         255
      4.52%, 5/15/2044                                         240                                         236
      5.80%, 7/15/2045                                         345                                         354
WaMu Mortgage Pass Through Certificates
      5.96%, 12/25/2027 (a)                                    218                                         218
      3.97%, 3/25/2033                                          33                                          32
      3.80%, 6/25/2034 (a)                                     125                                         121
      4.67%, 5/25/2035 (a)                                      75                                          74
      5.79%, 7/25/2044 (a)                                      76                                          77
      5.63%, 1/25/2045 (a)                                      89                                          89
      5.85%, 1/25/2045 (a)                                     210                                         210
      5.55%, 4/25/2045 (a)                                      49                                          49
      5.59%, 4/25/2045 (a)                                      88                                          88
      5.61%, 7/25/2045 (a)                                     123                                         123
      5.70%, 11/25/2045 (a)(b)                                 800                                         802
Mortgage Backed Securities
Washington Mutual Alternative Mortgage
      5.60%, 6/25/2046 (a)(b)                                  534                                         535
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (c)                                     208                                         202
Washington Mutual Mortgage Pass
Through Certificates
      5.50%, 1/25/2047 (a)                                     476                                         475
Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (a)                                     235                                         231
      4.99%, 10/25/2035 (a)                                    412                                         410
                                                                                              -----------------
                                                                                                        41,438
                                                                                              -----------------
Mortgage Securities (0.62%)
Ginnie Mae
      4.51%, 10/16/2028 (a)(g)                                 240                                         236
      0.85%, 3/16/2047 (a)(g)                                1,987                                         130
Merrill Lynch Alternative Note Asset Trust
      5.53%, 4/25/2037 (a)(g)                                  650                                         650
                                                                                              -----------------
                                                                                                         1,016
                                                                                              -----------------
Multi-Line Insurance (0.95%)
Aegon NV
      4.75%, 6/ 1/2013                                          10                                          10
American International Group Inc
      4.25%, 5/15/2013                                          15                                          14
CNA Financial Corp
      6.00%, 8/15/2011                                         130                                         133
Genworth Financial Inc
      6.15%, 11/15/2066 (a)                                    165                                         163
Hartford Financial Services Group Inc
      4.70%, 9/ 1/2007                                          15                                          15
      5.25%, 10/15/2011                                         80                                          80
      5.95%, 10/15/2036                                         55                                          55
ING Groep NV
      5.78%, 12/ 8/2035                                        410                                         409
MetLife Inc
      6.40%, 12/15/2036 (a)                                    295                                         295
Metropolitan Life Global Funding I
      5.50%, 3/17/2009 (a)(c)                                  250                                         250
XL Capital Ltd  6.500%
      6.50%, 12/31/2049 (a)                                    125                                         123
                                                                                              -----------------
                                                                                                         1,547
                                                                                              -----------------
Multimedia (0.62%)
News America Inc
      6.63%, 1/ 9/2008                                         150                                         151
      4.75%, 3/15/2010                                          10                                          10
      6.20%, 12/15/2034                                         55                                          54
Thomson Corp/The
      5.75%, 2/ 1/2008                                          15                                          15
      4.75%, 5/28/2010                                          15                                          15
Time Warner Inc
      6.15%, 5/ 1/2007                                         125                                         125
      5.59%, 11/13/2009 (a)                                    200                                         200
Viacom Inc
      5.70%, 6/16/2009 (a)(d)                                   75                                          75
      5.75%, 4/30/2011                                          80                                          81
Walt Disney Co/The
      5.44%, 9/10/2009 (a)(b)                                  275                                         275
      7.00%, 3/ 1/2032                                          10                                          12
                                                                                              -----------------
                                                                                                         1,013
                                                                                              -----------------

Non-Ferrous Metals (0.06%)
Codelco Inc
      6.15%, 10/24/2036 (c)                                     90                                          93
                                                                                              -----------------

Non-Hazardous Waste Disposal (0.06%)
Oakmont Asset Trust
      4.51%, 12/22/2008 (c)                                    105                                         103
                                                                                              -----------------

Oil - Field Services (0.39%)
BJ Services Co
      5.53%, 6/ 1/2008 (a)                                     425                                         425
Halliburton Co
      5.50%, 10/15/2010                                         15                                          15
Smith International Inc
      6.00%, 6/15/2016                                          85                                          87
Weatherford International Ltd
      6.50%, 8/ 1/2036                                         105                                         107
                                                                                              -----------------
                                                                                                           634
                                                                                              -----------------
Oil & Gas Drilling (0.23%)
Transocean Inc
      5.55%, 9/ 5/2008 (a)(b)                                  375                                         375
                                                                                              -----------------

Oil Company - Exploration & Production (1.03%)
Anadarko Petroleum Corp
      5.75%, 9/15/2009 (a)                                     200                                         201
      6.45%, 9/15/2036                                         170                                         171
Apache Corp
      5.25%, 4/15/2013 (d)                                     195                                         195
      5.63%, 1/15/2017                                          15                                          15
      6.00%, 1/15/2037                                          55                                          55
Canadian Natural Resources Ltd
      6.25%, 3/15/2038                                         125                                         124
Husky Oil Co
      7.55%, 11/15/2016                                        115                                         129
Nexen Inc
      5.05%, 11/20/2013                                        310                                         302
Pemex Project Funding Master Trust
      8.00%, 11/15/2011 (d)                                    240                                         266
XTO Energy Inc
      5.65%, 4/ 1/2016                                         100                                         100
      6.10%, 4/ 1/2036                                         125                                         123
                                                                                              -----------------
                                                                                                         1,681
                                                                                              -----------------
Oil Company - Integrated (0.21%)
ConocoPhillips
      8.75%, 5/25/2010                                          25                                          28
Husky Energy Inc
      6.25%, 6/15/2012                                          40                                          42
      6.15%, 6/15/2019                                          55                                          56
Marathon Oil Corp
      6.80%, 3/15/2032                                          15                                          17
Occidental Petroleum Corp
      4.00%, 11/30/2007                                         20                                          20
Petro-Canada
      4.00%, 7/15/2013                                          15                                          14
      5.95%, 5/15/2035                                         155                                         149
Petronas Capital Ltd
      7.88%, 5/22/2022 (c)                                      10                                          12
                                                                                              -----------------
                                                                                                           338
                                                                                              -----------------

Oil Refining & Marketing (0.03%)
Premcor Refining Group Inc/The
      6.75%, 2/ 1/2011                                          40                                          42
                                                                                              -----------------

Paper & Related Products (0.01%)
Celulosa Arauco y Constitucion SA
      5.13%, 7/ 9/2013                                          10                                          10
MeadWestvaco Corp
      6.85%, 4/ 1/2012                                          10                                          10
                                                                                              -----------------
                                                                                                            20
                                                                                              -----------------
Pharmacy Services (0.15%)
Medco Health Solutions Inc
      7.25%, 8/15/2013                                         225                                         243
                                                                                              -----------------

Pipelines (0.82%)
Boardwalk Pipelines LLC
      5.50%, 2/ 1/2017                                          45                                          44
Consolidated Natural Gas Co
      5.00%, 3/ 1/2014                                          15                                          15
Enbridge Energy Partners LP
      4.00%, 1/15/2009                                          35                                          34
      5.95%, 6/ 1/2033                                         135                                         127
Energy Transfer Partners LP
      6.63%, 10/15/2036                                         50                                          51
Kinder Morgan Energy Partners LP
      6.75%, 3/15/2011                                          30                                          31
      6.00%, 2/ 1/2017                                         185                                         188
      6.50%, 2/ 1/2037                                         185                                         187
National Fuel Gas Co
      5.25%, 3/ 1/2013                                          40                                          40
ONEOK Partners LP
      5.90%, 4/ 1/2012                                         130                                         134
      6.65%, 10/ 1/2036                                        120                                         125
Plains All American Pipeline LP
      6.70%, 5/15/2036                                         125                                         130
TEPPCO Partners LP
      7.63%, 2/15/2012                                         215                                         233
                                                                                              -----------------
                                                                                                         1,339
                                                                                              -----------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
      5.25%, 7/ 1/2007                                          15                                          15
                                                                                              -----------------

Property & Casualty Insurance (0.37%)
Arch Capital Group Ltd
      7.35%, 5/ 1/2034                                         150                                         164
Chubb Corp
      6.38%, 3/29/2067 (a)                                     125                                         127
Markel Corp
      6.80%, 2/15/2013                                          70                                          73
Progressive Corp/The
      6.25%, 12/ 1/2032                                          5                                           5
Safeco Corp
      7.25%, 9/ 1/2012                                           3                                           3
Travelers Cos Inc/The
      6.25%, 3/15/2067 (a)                                     110                                         110
WR Berkley Corp
      6.25%, 2/15/2037                                         115                                         113
                                                                                              -----------------
                                                                                                           595
                                                                                              -----------------

Real Estate Operator & Developer (0.03%)
Duke Realty LP
      5.63%, 8/15/2011                                          45                                          45
      4.63%, 5/15/2013                                          10                                          10
                                                                                              -----------------
                                                                                                            55
                                                                                              -----------------
Regional Authority (0.03%)
Province of Nova Scotia Canada
      5.75%, 2/27/2012                                          25                                          26
Province of Ontario Canada
      5.13%, 7/17/2012                                          25                                          25
                                                                                              -----------------
                                                                                                            51
                                                                                              -----------------
Regional Banks (1.39%)
BAC Capital Trust XIII
      5.76%, 3/15/2043 (a)                                     285                                         282
BAC Capital Trust XIV
      5.63%, 3/15/2043 (a)                                     175                                         176
Bank of America Corp
      3.88%, 1/15/2008                                           5                                           5
Bank One Corp
      6.00%, 8/ 1/2008                                          50                                          50
Capital One Financial Corp
      5.62%, 9/10/2009 (a)(b)                                  250                                         251
      5.70%, 9/15/2011                                         110                                         111
      4.80%, 2/21/2012                                         130                                         126
Fifth Third Bancorp
      3.38%, 8/15/2008                                          10                                          10
Fleet Capital Trust II
      7.92%, 12/11/2026                                        300                                         312
PNC Funding Corp
      5.50%, 1/31/2012 (a)                                     450                                         450
SunTrust Preferred Capital I
      5.85%, 12/31/2049 (a)                                     95                                          96
Wachovia Corp
      6.38%, 2/ 1/2009                                         180                                         184
Wells Fargo & Co
      3.50%, 4/ 4/2008 (d)                                      10                                          10
      3.12%, 8/15/2008                                          30                                          29
Wells Fargo Capital X
      5.95%, 12/15/2036                                        180                                         176
                                                                                              -----------------
                                                                                                         2,268
                                                                                              -----------------
Reinsurance (0.27%)
Endurance Specialty Holdings Ltd
      7.00%, 7/15/2034                                         165                                         168
PartnerRe Finance II
      6.44%, 12/ 1/2066 (a)                                     90                                          90
Platinum Underwriters Finance Inc
      7.50%, 6/ 1/2017                                         175                                         185
                                                                                              -----------------
                                                                                                           443
                                                                                              -----------------
REITS - Apartments (0.17%)
AvalonBay Communities Inc
      5.50%, 1/15/2012                                         120                                         121
BRE Properties Inc
      5.50%, 3/15/2017                                         105                                         104
Camden Property Trust
      5.88%, 6/ 1/2007                                          15                                          15
UDR Inc
      6.50%, 6/15/2009                                          40                                          41
                                                                                              -----------------
                                                                                                           281
                                                                                              -----------------

                                                                                              -----------------
REITS - Diversified (0.69%)
iStar Financial Inc
      5.69%, 9/15/2009 (a)                                     125                                         125
      5.69%, 3/ 9/2010 (a)                                     300                                         300
      5.65%, 9/15/2011                                         200                                         202
      5.15%, 3/ 1/2012 (d)                                     140                                         137
      5.50%, 6/15/2012                                         190                                         190
      5.95%, 10/15/2013                                        175                                         177
                                                                                              -----------------
                                                                                                         1,131
                                                                                              -----------------
REITS - Healthcare (0.31%)
Health Care Property Investors Inc
      5.80%, 9/15/2008 (a)(b)                                  150                                         150
      5.65%, 12/15/2013                                        185                                         184
      6.00%, 1/30/2017                                         125                                         126
Nationwide Health Properties Inc
      6.50%, 7/15/2011                                          40                                          41
                                                                                              -----------------
                                                                                                           501
                                                                                              -----------------
REITS - Hotels (0.06%)
Hospitality Properties Trust
      6.30%, 6/15/2016                                         100                                         104
                                                                                              -----------------

REITS - Office Property (0.28%)
Brandywine Operating Partnership LP
      5.63%, 12/15/2010                                        130                                         132
      5.70%, 5/ 1/2017                                         125                                         125
HRPT Properties Trust
      5.95%, 3/16/2011 (a)                                     200                                         200
                                                                                              -----------------
                                                                                                           457
                                                                                              -----------------
REITS - Regional Malls (0.18%)
Simon Property Group LP
      5.38%, 8/28/2008                                          10                                          10
      3.75%, 1/30/2009                                          15                                          15
      5.60%, 9/ 1/2011 (d)                                     145                                         147
      5.75%, 5/ 1/2012                                         125                                         128
                                                                                              -----------------
                                                                                                           300
                                                                                              -----------------
REITS - Shopping Centers (0.16%)
Developers Diversified Realty Corp
      5.38%, 10/15/2012                                        200                                         200
Federal Realty Investment Trust
      6.20%, 1/15/2017                                          65                                          67
                                                                                              -----------------
                                                                                                           267
                                                                                              -----------------
REITS - Single Tenant (0.21%)
Tanger Properties LP
      9.13%, 2/15/2008                                         335                                         343
                                                                                              -----------------

REITS - Warehouse & Industrial (0.15%)
Prologis
      5.61%, 8/24/2009 (a)(b)                                  250                                         250
                                                                                              -----------------

Rental - Auto & Equipment (0.24%)
Erac USA Finance Co
      5.60%, 4/30/2009 (a)(b)(c)                               260                                         261
      5.61%, 8/28/2009 (a)(c)                                  125                                         125
                                                                                              -----------------
                                                                                                           386
                                                                                              -----------------

Retail - Building Products (0.09%)
Home Depot Inc
      5.47%, 12/16/2009 (a)(b)                                 150                                         150
                                                                                              -----------------

Retail - Discount (0.17%)
Costco Wholesale Corp
      5.50%, 3/15/2017                                         125                                         126
Target Corp
      5.38%, 5/ 1/2017                                         150                                         150
                                                                                              -----------------
                                                                                                           276
                                                                                              -----------------
Retail - Drug Store (0.01%)
CVS/Caremark Corp
      3.88%, 11/ 1/2007                                         15                                          15
                                                                                              -----------------

Retail - Regional Department Store (0.22%)
JC Penney Corp Inc
      5.75%, 2/15/2018                                          65                                          65
      8.13%, 4/ 1/2027                                         185                                         190
      6.38%, 10/15/2036                                         90                                          90
Kohl's Corp
      6.00%, 1/15/2033                                          10                                          10
                                                                                              -----------------
                                                                                                           355
                                                                                              -----------------
Savings & Loans - Thrifts (0.61%)
Washington Mutual Bank
      6.88%, 6/15/2011                                          75                                          79
Washington Mutual Inc
      5.66%, 1/15/2010 (a)(b)                                  575                                         576
      5.49%, 4/24/2037 (a)(e)(g)                               340                                         340
                                                                                              -----------------
                                                                                                           995
                                                                                              -----------------
Sovereign (0.33%)
Chile Government International Bond
      5.75%, 1/28/2008 (a)                                     175                                         175
      5.50%, 1/15/2013                                           5                                           5
Mexico Government International Bond
      6.75%, 9/27/2034                                         243                                         271
Poland Government International Bond
      6.25%, 7/ 3/2012                                          15                                          16
South Africa Government International Bond
      6.50%, 6/ 2/2014                                          65                                          69
                                                                                              -----------------
                                                                                                           536
                                                                                              -----------------
Special Purpose Banks (0.34%)
Korea Development Bank
      4.25%, 11/13/2007 (d)                                     10                                          10
      5.76%, 10/20/2009 (a)                                    110                                         111
      5.49%, 4/ 3/2010 (a)(b)                                  435                                         435
                                                                                              -----------------
                                                                                                           556
                                                                                              -----------------
Special Purpose Entity (1.21%)
BAE Systems Holdings Inc
      6.40%, 12/15/2011 (c)                                    285                                         298
      5.20%, 8/15/2015 (c)                                     205                                         201
Capital One Capital IV
      6.75%, 2/17/2037 (d)                                      95                                          93
John Hancock Global Funding II
      5.52%, 4/ 3/2009 (a)(b)(c)                               300                                         301
JPMorgan Chase Capital XXII
      6.45%, 2/ 2/2037                                          70                                          71

Special Purpose Entity
QBE Capital Funding II LP
      6.80%, 6/ 1/2049 (a)(c)(f)                               125                                         126
Rio Tinto Finance USA Ltd
      2.63%, 9/30/2008                                          15                                          14
SMFG Preferred Capital USD 1 Ltd
      6.08%, 1/29/2049 (a)(c)                                  185                                         185
Swiss Re Capital I LP
      6.85%, 5/29/2049 (a)(c)                                  150                                         157
TransCapitalInvest Ltd for OJSC AK Tran
      5.67%, 3/ 5/2014 (c)(d)                                  150                                         148
Tyco International Group SA Participati
      4.44%, 6/15/2007 (c)                                     350                                         350
Unilever Capital Corp
      7.13%, 11/ 1/2010                                         30                                          32
                                                                                              -----------------
                                                                                                         1,976
                                                                                              -----------------
Steel - Producers (0.09%)
Ispat Inland ULC
      9.75%, 4/ 1/2014                                         130                                         145
                                                                                              -----------------

Supranational Bank (0.05%)
Inter-American Development Bank
      6.38%, 10/22/2007                                         75                                          75
                                                                                              -----------------

Telecommunication Services (0.13%)
TELUS Corp
      7.50%, 6/ 1/2007                                         190                                         190
Verizon Global Funding Corp
      6.88%, 6/15/2012                                          15                                          16
                                                                                              -----------------
                                                                                                           206
                                                                                              -----------------
Telephone - Integrated (1.23%)
AT&T Inc
      5.57%, 11/14/2008 (a)(b)                                 325                                         326
Deutsche Telekom International Finance BV
      5.53%, 3/23/2009 (a)                                     250                                         250
France Telecom SA
      7.75%, 3/ 1/2011 (a)                                     290                                         316
Royal KPN NV
      8.00%, 10/ 1/2010                                         75                                          82
Telecom Italia Capital SA
      4.00%, 11/15/2008                                         15                                          15
      5.84%, 2/ 1/2011 (a)                                      70                                          70
      5.97%, 7/18/2011 (a)                                     150                                         151
      4.95%, 9/30/2014                                         225                                         214
Telefonica Emisiones SAU
      5.65%, 6/19/2009 (a)                                     150                                         151
      5.98%, 6/20/2011                                         100                                         103
Telefonica Europe BV
      7.75%, 9/15/2010                                          70                                          75
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                        100                                          99
Verizon Communications Inc
      5.35%, 2/15/2011 (d)                                      35                                          35
      6.25%, 4/ 1/2037 (d)                                     125                                         125
                                                                                              -----------------
                                                                                                         2,012
                                                                                              -----------------

Television (0.15%)
CBS Corp
      5.63%, 5/ 1/2007 (b)                                     250                                         250
                                                                                              -----------------

Tools - Hand Held (0.15%)
Snap-On Inc
      5.48%, 1/12/2010 (a)(b)                                  225                                         225
Stanley Works/The
      4.90%, 11/ 1/2012 (d)                                     15                                          15
                                                                                              -----------------
                                                                                                           240
                                                                                              -----------------
Transport - Rail (0.25%)
Burlington Northern Santa Fe Corp
      5.65%, 5/ 1/2017                                          40                                          40
      7.95%, 8/15/2030                                          30                                          36
      6.15%, 5/ 1/2037                                         175                                         177
Canadian National Railway Co
      4.40%, 3/15/2013                                          15                                          14
CSX Corp
      4.88%, 11/ 1/2009                                        100                                          99
Union Pacific Corp
      4.70%, 1/ 2/2024                                          10                                           9
      6.63%, 2/ 1/2029                                          35                                          37
                                                                                              -----------------
                                                                                                           412
                                                                                              -----------------
Transport - Services (0.02%)
FedEx Corp
      3.50%, 4/ 1/2009                                          40                                          39
                                                                                              -----------------
TOTAL BONDS                                                                                $           128,544
                                                                                              -----------------
TAX-EXEMPT BONDS (0.18%)
California (0.18%)
State of California
      5.00%, 8/ 1/2019                                          35                                          37
      5.00%, 8/ 1/2020                                         165                                         177
      5.00%, 8/ 1/2021                                          75                                          80
                                                                                              -----------------
                                                                                                           294
                                                                                              -----------------
TOTAL TAX-EXEMPT BONDS                                                                     $               294
                                                                                              -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (57.65%)
Federal Home Loan Mortgage
Corporation (FHLMC) (13.00%)
      4.50%, 5/ 1/2022 (i)                                   1,045                                       1,012
      5.00%, 6/ 1/2022 (i)                                     250                                         247
      5.50%, 5/ 1/2037 (i)                                   6,070                                       6,002
      6.00%, 5/ 1/2037 (i)                                   2,175                                       2,193
      5.00%, 6/ 1/2037 (i)                                   4,490                                       4,338
      5.50%, 3/ 1/2009                                           6                                           6
      6.50%, 12/ 1/2015                                          9                                          10
      7.50%, 12/ 1/2015                                         14                                          15
      6.50%, 6/ 1/2017                                          49                                          50
      6.00%, 7/ 1/2017                                          94                                          96
      5.00%, 5/ 1/2018                                         114                                         113
      5.00%, 1/ 1/2019                                         131                                         129
      6.00%, 6/ 1/2028                                          45                                          45
      6.50%, 3/ 1/2029                                          58                                          60
      7.50%, 10/ 1/2030                                         25                                          26
      8.00%, 11/ 1/2030                                          1                                           1
      7.00%, 12/ 1/2030                                         19                                          20
      7.50%, 12/ 1/2030                                          3                                           3
      6.50%, 5/ 1/2031                                          37                                          38
      6.50%, 10/ 1/2031                                          7                                           8
      7.00%, 1/ 1/2032                                          19                                          19

Federal Home Loan Mortgage Corporation (FHLMC)
      6.50%, 2/ 1/2032                                          11                                          11
      7.50%, 4/ 1/2032                                          10                                          11
      6.50%, 5/ 1/2032                                          78                                          80
      5.50%, 5/ 1/2033                                         129                                         127
      5.50%, 8/ 1/2033                                         327                                         324
      5.50%, 10/ 1/2033                                        113                                         112
      5.50%, 12/ 1/2033                                         86                                          85
      5.50%, 1/ 1/2034                                         975                                         967
      5.50%, 9/ 1/2034                                         173                                         171
      5.50%, 3/ 1/2035                                         210                                         208
      6.00%, 8/ 1/2036                                         133                                         134
      6.50%, 11/ 1/2036                                        325                                         332
      6.00%, 4/ 1/2037                                       1,500                                       1,513
      5.66%, 6/ 1/2035 (a)                                     357                                         364
      4.68%, 8/ 1/2035 (a)                                     171                                         168
      5.01%, 9/ 1/2035 (a)                                     339                                         340
      5.68%, 10/ 1/2036 (a)                                  1,150                                       1,157
      5.57%, 2/ 1/2037 (a)                                     271                                         272
      5.63%, 2/ 1/2037 (a)                                     389                                         391
                                                                                              -----------------
                                                                                                        21,198
                                                                                              -----------------
Federal National Mortgage Association
(FNMA) (20.61%)
      4.50%, 5/ 1/2022 (i)                                   3,020                                       2,923
      5.00%, 5/ 1/2022 (i)                                   2,850                                       2,809
      5.50%, 5/ 1/2022 (i)                                   1,480                                       1,482
      5.00%, 5/ 1/2037 (i)                                   5,805                                       5,607
      5.50%, 5/ 1/2037 (i)                                   6,490                                       6,417
      6.00%, 5/ 1/2037 (i)                                   4,960                                       4,997
      6.50%, 5/ 1/2037 (i)                                     600                                         613
      5.50%, 6/ 1/2037 (i)                                     500                                         494
      6.00%, 6/ 1/2037 (i)                                     500                                         504
      5.50%, 2/ 1/2009                                          13                                          13
      5.50%, 6/ 1/2009                                          24                                          24
      6.00%, 10/ 1/2016                                         11                                          12
      5.00%, 9/ 1/2017                                         396                                         391
      5.50%, 1/ 1/2018                                          81                                          82
      5.00%, 3/ 1/2018                                         444                                         439
      6.00%, 10/ 1/2021                                        502                                         510
      5.50%, 3/ 1/2023                                         250                                         249
      5.50%, 7/ 1/2023                                         361                                         360
      6.00%, 9/ 1/2031                                          51                                          52
      6.50%, 12/ 1/2031                                         30                                          31
      6.00%, 4/ 1/2033                                          97                                          98
      5.50%, 9/ 1/2033                                         197                                         196
      4.24%, 6/ 1/2034 (a)                                      84                                          83
      5.50%, 6/ 1/2034                                          35                                          35
      4.35%, 7/ 1/2034 (a)                                      46                                          45
      4.31%, 12/ 1/2034 (a)                                    129                                         128
      4.60%, 3/ 1/2035 (a)                                     138                                         137
      5.08%, 8/ 1/2035 (a)                                     231                                         232
      5.72%, 2/ 1/2036 (a)                                      99                                         100
      6.99%, 3/ 1/2036 (a)                                     282                                         291
      6.00%, 5/ 1/2036                                          91                                          91
      5.79%, 6/ 1/2036 (a)(g)                                   57                                          57
      6.00%, 7/ 1/2036                                         221                                         222
      6.50%, 8/ 1/2036                                         308                                         314
      6.50%, 12/ 1/2036                                      2,137                                       2,182
      5.45%, 1/ 1/2037 (a)                                     251                                         252
      5.51%, 1/ 1/2037 (a)                                     743                                         750

Federal National Mortgage Association (FNMA)
      6.50%, 1/ 1/2037                                         172                                         175
      5.47%, 3/ 1/2037 (a)                                     215                                         216
                                                                                              -----------------
                                                                                                        33,613
                                                                                              -----------------
Government National Mortgage Association
(GNMA) (2.65%)
      5.00%, 5/ 1/2037 (i)                                     355                                         345
      5.50%, 5/ 1/2037 (i)                                   2,125                                       2,113
      6.00%, 5/ 1/2037 (i)                                     255                                         258
      7.00%, 7/15/2031                                          18                                          19
      6.00%, 7/15/2032                                          20                                          20
      6.00%, 12/15/2032                                         38                                          38
      6.00%, 12/15/2033                                        515                                         523
      5.00%, 2/15/2034                                         994                                         968
      6.50%, 10/20/2028                                         21                                          22
      8.00%, 8/20/2029                                           3                                           3
      6.50%, 2/20/2032                                          12                                          13
      6.50%, 5/20/2032                                           4                                           4
                                                                                              -----------------
                                                                                                         4,326
                                                                                              -----------------
U.S. Treasury (20.37%)
      4.38%, 5/15/2007 (d)                                   1,500                                       1,499
      4.88%, 4/30/2008 (d)                                   2,500                                       2,498
      4.50%, 2/15/2009 (d)                                   2,500                                       2,493
      4.00%, 6/15/2009 (d)                                   1,250                                       1,236
      3.63%, 7/15/2009 (d)                                   2,775                                       2,720
      4.88%, 8/15/2009 (d)                                   2,650                                       2,667
      3.50%, 2/15/2010 (d)                                   5,240                                       5,098
      5.00%, 2/15/2011 (d)                                   1,750                                       1,782
      4.88%, 2/15/2012 (d)                                   1,600                                       1,626
      4.38%, 8/15/2012 (d)                                   1,675                                       1,666
      4.25%, 8/15/2013 (d)                                     900                                         887
      4.75%, 5/15/2014 (d)                                     750                                         758
      4.25%, 11/15/2014 (d)                                  1,850                                       1,811
      8.13%, 8/15/2019 (d)                                     825                                       1,080
      6.25%, 8/15/2023 (d)                                   1,250                                       1,441
      6.00%, 2/15/2026 (d)                                   1,090                                       1,238
      6.25%, 5/15/2030 (d)                                   2,275                                       2,707
                                                                                              -----------------
                                                                                                        33,207
                                                                                              -----------------
U.S. Treasury Inflation-Indexed
Obligations (1.02%)
      3.88%, 1/15/2009 (d)                                     465                                         481
      4.25%, 1/15/2010 (d)                                     363                                         385
      2.00%, 1/15/2014 (d)                                     798                                         792
                                                                                              -----------------
                                                                                                         1,658
                                                                                              -----------------
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS                                                              $            94,002
                                                                                              -----------------
SHORT TERM INVESTMENTS (11.63%)
Commercial Paper (6.97%)
ConocoPhilipps
      5.35%, 5/ 1/2007 (b)                                   4,000                                       4,000
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                                       7,369                                       7,369
                                                                                              -----------------
                                                                                                        11,369
                                                                                              -----------------
Repurchase Agreements (4.66%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                          7,600                                       7,600
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $7,828,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                              -----------------

TOTAL SHORT TERM INVESTMENTS                                                               $            18,969
                                                                                              -----------------

MONEY MARKET FUNDS (2.49%)
Money Center Banks (2.49%)
BNY Institutional Cash Reserve Fund (b)                      4,051                                       4,051
                                                                                              -----------------
TOTAL MONEY MARKET FUNDS                                                                   $             4,051
                                                                                              -----------------
Total Investments                                                                          $           245,860
Liabilities in Excess of
  Other Assets, Net - (50.78)%                                                                         (82,803)
                                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                                 $           163,057
                                                                                              =================
                                                                                              -----------------

                                                                                              =================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,840 or 5.42% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Non-Income Producing Security

(f)  Security purchased on a when-issued basis.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,139 or 4.38% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $68 or 0.04% of net assets.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $               773
Unrealized Depreciation                                              (846)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                            (73)
Cost for federal income tax purposes                               245,933
All dollar amounts are shown in thousands (000's)


                               Purchased Swaptions
                                        Exercise           Expiration
Description               Contracts         Rate                Month           U.S. $ Value
------------------------------------ ------------ ---------- ------------------------------------
Call - OTC 3 Year
Interest Rate Swap;       4,400,000         4.97  %        9/ 1/2007       $          18
receive floating rate
based on
3-month LIBOR; with
Deutsche Bank

Call - OTC 3 Year
Interest Rate Swap;       4,400,000         4.90           9/ 1/2007                  15
receive floating rate
based on
3-month LIBOR; with
Merrill Lynch
                                                                             -------------

                                                                             -------------
 (Premiums received $21)                                                   $          33
                                                                             -------------
All dollar amounts are shown in thousands (000's)


                          Total Return Swap Agreements
                                                                                                                    Unrealized
                                                                                                  Notional        Appreciation/
Description                                                                                        Amount         (Depreciation)
--------------------- ------------------------------------------------------------------------ ------ -----------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                                              $  3,000      $         (3)
1-month LIBOR less 0 basis points with Wachovia Bank.  Expires July 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                                                 1,400                (2)
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate based on                                                                 1,600                (2)
1-month LIBOR less 5 basis points with Wachovia Bank.  Expires May 2007.


All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- --------------------------- ------ -----------------
Sector                                                            Percent
--------------------- --------------------------- ------ -----------------
Mortgage Securities                                                63.62%
Financial                                                          29.06%
Government                                                         22.46%
Asset Backed                                                       18.48%
Securities
Energy                                                              5.16%
Communications                                                      3.62%
Utilities                                                           2.74%
Industrial                                                          1.62%
Consumer,                                                           1.60%
Non-cyclical
Consumer, Cyclical                                                  1.16%
Basic Materials                                                     0.93%
General Obligation                                                  0.18%
Technology                                                          0.15%
Liabilities in                                                  (-50.78%)
Excess of Other
Assets, Net
                                                         -----------------
TOTAL NET ASSETS                                                  100.00%
                                                         =================

Other Assets Summary (unaudited)
--------------------- --------------------------- ------ -----------------
Asset Type                                                        Percent
--------------------- --------------------------- ------ -----------------
Purchased Swaptions                                                 0.02%
Total Return Swaps                                                  0.00%






Schedule of Investments

April 30, 2007 (unaudited)
High Yield Fund
                                                                        Principal
                                                                     Amount (000's)        Value (000's)
BONDS (92.82%)
Advertising Services (0.65%)
Advanstar Communications Inc
      10.75%, 8/15/2010                                           $              700   $               761
                                                                                          -----------------

Aerospace & Defense Equipment (1.99%)
GenCorp Inc
      9.50%, 8/15/2013                                                           700                   751
Sequa Corp
      8.88%, 4/ 1/2008                                                           750                   770
      9.00%, 8/ 1/2009                                                           750                   793
                                                                                          -----------------
                                                                                                     2,314
                                                                                          -----------------
Apparel Manufacturers (1.95%)
Levi Strauss & Co
      12.25%, 12/15/2012                                                       1,025                 1,120
Phillips-Van Heusen
      7.25%, 2/15/2011 (a)                                                       500                   512
      8.13%, 5/ 1/2013                                                           250                   264
      7.75%, 11/15/2023                                                          350                   371
                                                                                          -----------------
                                                                                                     2,267
                                                                                          -----------------
Auto - Car & Light Trucks (0.50%)
General Motors Corp
      7.40%, 9/ 1/2025                                                           700                   587
                                                                                          -----------------

Auto/Truck Parts & Equipment - Original (2.35%)
Accuride Corp
      8.50%, 2/ 1/2015                                                           500                   516
Tenneco Inc
      10.25%, 7/15/2013                                                          250                   274
      8.63%, 11/15/2014 (a)                                                      500                   532
Titan International Inc
      8.00%, 1/15/2012 (b)                                                       600                   621
TRW Automotive Inc
      7.00%, 3/15/2014 (a)(b)                                                    800                   792
                                                                                          -----------------
                                                                                                     2,735
                                                                                          -----------------
Beverages - Non-Alcoholic (0.51%)
Cott Beverages USA Inc
      8.00%, 12/15/2011                                                          576                   590
                                                                                          -----------------

Broadcasting Services & Programming (0.37%)
Fisher Communications Inc
      8.63%, 9/15/2014                                                           400                   430
                                                                                          -----------------

Building - Residential & Commercial (0.72%)
Beazer Homes USA Inc
      8.38%, 4/15/2012                                                           350                   347
K Hovnanian Enterprises Inc
      8.00%, 4/ 1/2012                                                           500                   495
                                                                                          -----------------
                                                                                                       842
                                                                                          -----------------

Building & Construction - Miscellaneous (0.29%)
Dycom Industries Inc
      8.13%, 10/15/2015                                                          325                   343
                                                                                          -----------------

Building & Construction Products - Miscellaneous (0.61%)
Builders FirstSource Inc
      9.61%, 2/15/2012 (c)                                                       700                   711
                                                                                          -----------------

Building Products - Cement & Aggregate (0.44%)
US Concrete Inc
      8.38%, 4/ 1/2014                                                           500                   509
                                                                                          -----------------

Cable TV (4.49%)
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital
Corp
      10.25%, 9/15/2010                                                          900                   958
CSC Holdings Inc
      8.13%, 8/15/2009                                                           750                   780
Echostar DBS Corp
      6.63%, 10/ 1/2014                                                        1,450                 1,472
Insight Communications Co Inc
      12.25%, 2/15/2011 (c)                                                      525                   549
Kabel Deutschland GmbH
      10.63%, 7/ 1/2014                                                          375                   419
Unity Media GmbH
      10.38%, 2/15/2015 (b)                                                    1,000                 1,057
                                                                                          -----------------
                                                                                                     5,235
                                                                                          -----------------
Casino Hotels (1.39%)
MGM Mirage
      6.75%, 4/ 1/2013                                                         1,000                   991
Riviera Holdings Corp
      11.00%, 6/15/2010                                                          600                   626
                                                                                          -----------------
                                                                                                     1,617
                                                                                          -----------------
Casino Services (0.34%)
Choctaw Resort Development Enterprise
      7.25%, 11/15/2019 (b)                                                      391                   396
                                                                                          -----------------

Cellular Telecommunications (1.64%)
Dobson Cellular Systems Inc
      8.38%, 11/ 1/2011                                                          550                   586
Rural Cellular Corp
      8.25%, 3/15/2012                                                         1,250                 1,319
                                                                                          -----------------
                                                                                                     1,905
                                                                                          -----------------
Chemicals - Diversified (4.35%)
Equistar Chemicals LP/Equistar Funding Corp
      10.63%, 5/ 1/2011                                                          810                   855
Huntsman LLC
      11.50%, 7/15/2012                                                          750                   836
Ineos Group Holdings Plc
      8.50%, 2/15/2016 (a)(b)                                                    900                   871
Lyondell Chemical Co
      8.25%, 9/15/2016                                                           850                   909
Nova Chemicals Corp
      6.50%, 1/15/2012                                                           650                   624
Phibro Animal Health Corp
      10.00%, 8/ 1/2013 (b)                                                      325                   346
Reichhold Industries Inc
      9.00%, 8/15/2014 (b)                                                       600                   625
                                                                                          -----------------
                                                                                                     5,066
                                                                                          -----------------
Chemicals - Specialty (3.06%)
Ferro Corp
      9.13%, 1/ 1/2009                                                           850                   877
Hercules Inc
      6.75%, 10/15/2029                                                          500                   500
Nalco Co
      7.75%, 11/15/2011                                                          875                   901
NewMarket Corp
      7.13%, 12/15/2016 (b)                                                      500                   500
Rhodia SA
      8.88%, 6/ 1/2011                                                           750                   784
                                                                                          -----------------
                                                                                                     3,562
                                                                                          -----------------
Coal (1.08%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
      10.00%, 6/ 1/2012 (a)                                                      500                   540
Massey Energy Co
      6.88%, 12/15/2013                                                          750                   724
                                                                                          -----------------
                                                                                                     1,264
                                                                                          -----------------
Commercial Services (0.91%)
Iron Mountain Inc
      8.63%, 4/ 1/2013                                                           500                   515
      8.75%, 7/15/2018 (a)                                                       500                   542
                                                                                          -----------------
                                                                                                     1,057
                                                                                          -----------------
Computer Services (0.64%)
Sungard Data Systems Inc
      9.13%, 8/15/2013                                                           700                   751
                                                                                          -----------------

Consumer Products - Miscellaneous (2.24%)
American Achievement Corp
      8.25%, 4/ 1/2012                                                           750                   763
Blyth Inc
      7.90%, 10/ 1/2009                                                          800                   826
Jarden Corp
      7.50%, 5/ 1/2017                                                           350                   358
Prestige Brands Inc
      9.25%, 4/15/2012                                                           500                   518
Visant Holding Corp
      0.00%, 12/ 1/2013 (c)(d)                                                   150                   139
                                                                                          -----------------
                                                                                                     2,604
                                                                                          -----------------
Containers - Metal & Glass (1.66%)
Impress Holdings BV
      8.48%, 9/15/2013 (b)(c)                                                    600                   613
Owens Brockway Glass Container Inc
      8.75%, 11/15/2012                                                        1,000                 1,054
      8.25%, 5/15/2013                                                           250                   264
                                                                                          -----------------
                                                                                                     1,931
                                                                                          -----------------
Containers - Paper & Plastic (2.09%)
Berry Plastics Holding Corp
      8.88%, 9/15/2014                                                           500                   515
Graham Packaging Co Inc
      8.50%, 10/15/2012                                                          500                   510
Intertape Polymer US Inc
      8.50%, 8/ 1/2014                                                           350                   315
Jefferson Smurfit Corp US
      8.25%, 10/ 1/2012 (a)                                                      450                   455

Containers - Paper & Plastic
Plastipak Holdings Inc
      8.50%, 12/15/2015 (b)                                                      600                   642
                                                                                          -----------------
                                                                                                     2,437
                                                                                          -----------------
Dialysis Centers (0.65%)
DaVita Inc
      6.63%, 3/15/2013                                                           750                   753
                                                                                          -----------------

Direct Marketing (0.61%)
Visant Corp
      7.63%, 10/ 1/2012                                                          690                   706
                                                                                          -----------------

Diversified Manufacturing Operations (0.60%)
Clarke American Corp
      10.10%, 5/15/2015 (b)(c)                                                   700                   700
                                                                                          -----------------

Diversified Operations (0.64%)
Leucadia National Corp
      7.13%, 3/15/2017 (b)                                                       750                   746
                                                                                          -----------------

Diversified Operations & Commercial Services (0.83%)
Aramark Corp
      8.50%, 2/ 1/2015 (b)                                                       425                   445
Chemed Corp
      8.75%, 2/24/2011                                                           500                   522
                                                                                          -----------------
                                                                                                       967
                                                                                          -----------------
E-Commerce - Products (0.65%)
FTD Inc
      7.75%, 2/15/2014                                                           750                   754
                                                                                          -----------------

Electric - Integrated (0.68%)
Mirant Americas Generation LLC
      8.30%, 5/ 1/2011                                                           750                   793
                                                                                          -----------------

Electronic Components - Miscellaneous (1.54%)
Celestica Inc
      7.88%, 7/ 1/2011 (a)                                                       300                   295
Communications & Power Industries Inc
      8.00%, 2/ 1/2012                                                           500                   513
Flextronics International Ltd
      6.50%, 5/15/2013                                                         1,000                   991
                                                                                          -----------------
                                                                                                     1,799
                                                                                          -----------------
Electronic Components - Semiconductors (1.77%)
Amkor Technology Inc
      7.75%, 5/15/2013                                                           700                   693
Conexant Systems Inc
      9.11%, 11/15/2010 (c)                                                      600                   618
Freescale Semiconductor Inc
      9.13%, 12/15/2014 (b)                                                      250                   249
      9.23%, 12/15/2014 (a)(b)(c)                                                500                   500
                                                                                          -----------------
                                                                                                     2,060
                                                                                          -----------------
Energy - Alternate Sources (0.42%)
Aventine Renewable Energy Holdings Inc
      10.00%, 4/ 1/2017 (b)                                                      475                   494
                                                                                          -----------------


Finance - Auto Loans (2.09%)
Ford Motor Credit Co
      5.80%, 1/12/2009                                                           200                   197
      7.38%, 10/28/2009                                                          250                   250
      9.88%, 8/10/2011                                                           200                   213
      8.11%, 1/13/2012 (c)                                                       750                   740
      9.81%, 4/15/2012 (c)                                                       500                   534
GMAC LLC
      6.88%, 9/15/2011                                                           500                   502
                                                                                          -----------------
                                                                                                     2,436
                                                                                          -----------------
Finance - Investment Banker & Broker (0.63%)
E*Trade Financial Corp
      8.00%, 6/15/2011                                                           250                   263
      7.38%, 9/15/2013                                                           450                   469
                                                                                          -----------------
                                                                                                       732
                                                                                          -----------------
Finance - Other Services (0.17%)
American Real Estate Partners LP/American Real Estate Finance Corp
      8.13%, 6/ 1/2012 (a)                                                       200                   204
                                                                                          -----------------

Financial (0.37%)
KAR Holdings Inc
      9.36%, 5/ 1/2014 (b)(c)                                                    425                   435
                                                                                          -----------------

Food - Retail (0.63%)
Ingles Markets Inc
      8.88%, 12/ 1/2011                                                          700                   730
                                                                                          -----------------

Funeral Services & Related Items (0.85%)
Service Corp International/US
      8.00%, 6/15/2017                                                         1,000                   995
                                                                                          -----------------

Independent Power Producer (1.22%)
NRG Energy Inc
      7.25%, 2/ 1/2014                                                           875                   906
      7.38%, 2/ 1/2016                                                           500                   519
                                                                                          -----------------
                                                                                                     1,425
                                                                                          -----------------
Industrial Automation & Robots (0.52%)
Intermec Inc
      7.00%, 3/15/2008                                                           600                   603
                                                                                          -----------------

Machinery - Construction & Mining (0.45%)
Terex Corp
      7.38%, 1/15/2014                                                           500                   522
                                                                                          -----------------

Machinery - Electrical (0.46%)
Baldor Electric Co
      8.63%, 2/15/2017                                                           500                   534
                                                                                          -----------------

Machinery - Farm (1.22%)
Case New Holland Inc
      9.25%, 8/ 1/2011                                                         1,350                 1,419
                                                                                          -----------------

Machinery - General Industry (0.36%)
Stewart & Stevenson LLC
      10.00%, 7/15/2014 (b)                                                      400                   421
                                                                                          -----------------


Machinery - Material Handling (0.48%)
Columbus McKinnon Corp/NY
      8.88%, 11/ 1/2013                                                          525                   564
                                                                                          -----------------

Medical - Drugs (1.96%)
Angiotech Pharmaceuticals Inc
      9.11%, 12/ 1/2013 (b)(c)                                                   500                   512
Elan Finance PLC/Elan Finance Corp
      8.88%, 12/ 1/2013 (b)                                                      860                   886
      9.48%, 12/ 1/2013 (b)(c)                                                   250                   254
Valeant Pharmaceuticals International
      7.00%, 12/15/2011                                                          650                   631
                                                                                          -----------------
                                                                                                     2,283
                                                                                          -----------------
Medical - Hospitals (1.08%)
HCA Inc
      9.25%, 11/15/2016 (b)                                                    1,150                 1,254
                                                                                          -----------------

Medical Products (0.53%)
PTS Acquisition Corp
      9.50%, 4/15/2015 (b)                                                       600                   614
                                                                                          -----------------

Metal - Diversified (0.83%)
Freeport-McMoRan Copper & Gold Inc
      8.25%, 4/ 1/2015                                                           900                   973
                                                                                          -----------------

Metal Processors & Fabrication (0.44%)
Trimas Corp
      9.88%, 6/15/2012                                                           500                   519
                                                                                          -----------------

Multimedia (0.31%)
CanWest MediaWorks Inc
      8.00%, 9/15/2012                                                           350                   363
                                                                                          -----------------

Music (0.29%)
WMG Acquisition Corp
      7.38%, 4/15/2014                                                           350                   336
                                                                                          -----------------

Non-Ferrous Metals (0.33%)
PNA Group Inc
      10.75%, 9/ 1/2016 (b)                                                      350                   385
                                                                                          -----------------

Non-Hazardous Waste Disposal (0.46%)
WCA Waste Corp
      9.25%, 6/15/2014                                                           500                   533
                                                                                          -----------------

Oil - Field Services (0.47%)
Hanover Compressor Co
      8.63%, 12/15/2010                                                          521                   543
                                                                                          -----------------

Oil Company - Exploration & Production (4.02%)
Chesapeake Energy Corp
      7.75%, 1/15/2015                                                           300                   313
      6.50%, 8/15/2017                                                           750                   746
Compton Petroleum Finance Corp
      7.63%, 12/ 1/2013                                                          575                   571
Denbury Resources Inc
      7.50%, 12/15/2015 (a)                                                      600                   611

Oil Company - Exploration & Production
PetroHawk Energy Corp
      9.13%, 7/15/2013 (a)                                                       400                   428
Petroquest Energy Inc
      10.38%, 5/15/2012                                                          375                   394
Stone Energy Corp
      8.11%, 7/15/2010 (b)(c)                                                    600                   600
Swift Energy Co
      7.63%, 7/15/2011 (a)                                                     1,000                 1,020
                                                                                          -----------------
                                                                                                     4,683
                                                                                          -----------------
Oil Field Machinery & Equipment (0.44%)
Complete Production Services Inc
      8.00%, 12/15/2016 (b)                                                      500                   517
                                                                                          -----------------

Paper & Related Products (0.89%)
Georgia-Pacific Corp
      7.00%, 1/15/2015 (b)                                                       550                   553
Neenah Paper Inc
      7.38%, 11/15/2014                                                          500                   485
                                                                                          -----------------
                                                                                                     1,038
                                                                                          -----------------
Pharmacy Services (0.60%)
Omnicare Inc
      6.88%, 12/15/2015                                                          700                   697
                                                                                          -----------------

Physician Practice Management (0.76%)
US Oncology Inc
      9.00%, 8/15/2012                                                           250                   266
      10.75%, 8/15/2014                                                          550                   615
                                                                                          -----------------
                                                                                                       881
                                                                                          -----------------
Pipelines (0.62%)
Holly Energy Partners LP
      6.25%, 3/ 1/2015                                                           750                   720
                                                                                          -----------------

Poultry (0.93%)
Pilgrim's Pride Corp
      9.63%, 9/15/2011                                                           600                   625
      8.38%, 5/ 1/2017 (a)                                                       450                   456
                                                                                          -----------------
                                                                                                     1,081
                                                                                          -----------------
Printing - Commercial (0.97%)
Cadmus Communications Corp
      8.38%, 6/15/2014                                                           600                   612
Sheridan Group Inc/The
      10.25%, 8/15/2011                                                          500                   521
                                                                                          -----------------
                                                                                                     1,133
                                                                                          -----------------
Property & Casualty Insurance (0.65%)
Crum & Forster Holdings Corp
      7.75%, 5/ 1/2017 (b)(e)                                                    750                   754
                                                                                          -----------------

Publishing - Newspapers (0.34%)
Block Communications Inc
      8.25%, 12/15/2015 (b)                                                      385                   395
                                                                                          -----------------

Publishing - Periodicals (1.75%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                                          770                   804
Dex Media Inc
      0.00%, 11/15/2013 (c)(d)                                                   200                   188

Publishing - Periodicals
Dex Media West LLC/Dex Media Finance Co
      8.50%, 8/15/2010                                                           250                   262
Reader's Digest Association Inc/The
      9.00%, 2/15/2017 (b)                                                       800                   784
                                                                                          -----------------
                                                                                                     2,038
                                                                                          -----------------
Quarrying (0.42%)
Compass Minerals International Inc
      0.00%, 6/ 1/2013 (c)(d)                                                    500                   490
                                                                                          -----------------

Real Estate Magagement & Services (0.72%)
American Real Estate Partners LP
      7.13%, 2/15/2013 (b)                                                       850                   837
                                                                                          -----------------

Recreational Centers (0.33%)
AMF Bowling Worldwide Inc
      10.00%, 3/ 1/2010                                                          375                   390
                                                                                          -----------------

Rental - Auto & Equipment (0.78%)
United Rentals North America Inc
      6.50%, 2/15/2012                                                           900                   909
                                                                                          -----------------

Retail - Apparel & Shoe (0.54%)
Payless Shoesource Inc
      8.25%, 8/ 1/2013                                                           600                   632
                                                                                          -----------------

Retail - Auto Parts (0.42%)
PEP Boys-Manny Moe & Jack
      7.50%, 12/15/2014                                                          500                   490
                                                                                          -----------------

Retail - Automobile (1.64%)
AutoNation Inc
      7.36%, 4/15/2013 (c)                                                       750                   757
Group 1 Automotive Inc
      8.25%, 8/15/2013                                                           375                   388
United Auto Group Inc
      7.75%, 12/15/2016 (b)                                                      750                   761
                                                                                          -----------------
                                                                                                     1,906
                                                                                          -----------------
Retail - Discount (0.46%)
Dollar General Corp
      8.63%, 6/15/2010                                                           500                   532
                                                                                          -----------------

Retail - Drug Store (0.62%)
Rite Aid Corp
      8.13%, 5/ 1/2010 (a)                                                       700                   723
                                                                                          -----------------

Retail - Propane Distribution (2.04%)
Amerigas Partners LP
      7.25%, 5/20/2015                                                         1,125                 1,145
Inergy LP/Inergy Finance Corp
      6.88%, 12/15/2014                                                          525                   518
      8.25%, 3/ 1/2016                                                           250                   265
Suburban Propane Partners LP/Suburban Energy Finance Corp
      6.88%, 12/15/2013                                                          450                   449
                                                                                          -----------------
                                                                                                     2,377
                                                                                          -----------------

Retail - Restaurants (0.32%)
Landry's Restaurants Inc
      7.50%, 12/15/2014                                                          375                   373
                                                                                          -----------------

Rubber - Tires (0.46%)
Goodyear Tire & Rubber Co
      11.25%, 3/ 1/2011                                                          490                   535
                                                                                          -----------------

Satellite Telecommunications (0.45%)
Intelsat Subsidiary Holding Co Ltd
      8.25%, 1/15/2013 (c)                                                       500                   520
                                                                                          -----------------

Schools (0.69%)
Knowledge Learning Corp Inc
      7.75%, 2/ 1/2015 (b)                                                       800                   800
                                                                                          -----------------

Seismic Data Collection (1.07%)
Compagnie Generale de Geophysique-Verit
      7.75%, 5/15/2017                                                           600                   634
Seitel Inc
      9.75%, 2/15/2014 (b)                                                       600                   611
                                                                                          -----------------
                                                                                                     1,245
                                                                                          -----------------
Special Purpose Entity (3.77%)
Altra Industrial Motion Inc
      9.00%, 12/ 1/2011 (b)                                                      650                   674
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
      9.75%, 11/15/2014 (b)                                                      300                   324
Idearc Inc
      8.00%, 11/15/2016 (b)                                                    1,150                 1,199
Regency Energy Partners
      8.38%, 12/15/2013 (b)                                                    1,100                 1,133
Universal City Development Partners
      11.75%, 4/ 1/2010 (a)                                                    1,000                 1,062
                                                                                          -----------------
                                                                                                     4,392
                                                                                          -----------------
Specified Purpose Acquisition (0.45%)
Basell AF SCA
      8.38%, 8/15/2015 (a)(b)                                                    500                   520
                                                                                          -----------------

Telecommunication Services (1.24%)
Insight Midwest LP/Insight Capital Inc
      9.75%, 10/ 1/2009                                                          236                   240
MasTec Inc
      7.63%, 2/ 1/2017 (b)                                                       250                   252
West Corp
      9.50%, 10/15/2014 (a)(b)                                                   900                   952
                                                                                          -----------------
                                                                                                     1,444
                                                                                          -----------------
Television (1.67%)
Allbritton Communications Co
      7.75%, 12/15/2012                                                          500                   514
Univision Communications Inc
      9.75%, 3/15/2015 (a)(b)                                                    925                   928
Videotron Ltee
      6.88%, 1/15/2014                                                           500                   506
                                                                                          -----------------
                                                                                                     1,948
                                                                                          -----------------
Theaters (1.08%)
AMC Entertainment Inc
      8.63%, 8/15/2012 (a)                                                       750                   799

Theaters
Cinemark Inc
      0.00%, 3/15/2014 (c)(d)                                                    500                   460
                                                                                          -----------------
                                                                                                     1,259
                                                                                          -----------------
Tobacco (0.36%)
Reynolds American Inc
      7.25%, 6/ 1/2013                                                           400                   425
                                                                                          -----------------

Travel Services (0.50%)
Travelport LLC
      9.88%, 9/ 1/2014 (b)                                                       550                   589
                                                                                          -----------------

Venture Capital (0.43%)
Arch Western Finance LLC
      6.75%, 7/ 1/2013                                                           500                   496
                                                                                          -----------------

Vitamins & Nutrition Products (0.43%)
NBTY Inc
      7.13%, 10/ 1/2015                                                          500                   506
                                                                                          -----------------

Wire & Cable Products (1.15%)
Coleman Cable Inc
      9.88%, 10/ 1/2012 (b)                                                      550                   576
Superior Essex Communications LLC/Essex Group Inc
      9.00%, 4/15/2012                                                           735                   765
                                                                                          -----------------
                                                                                                     1,341
                                                                                          -----------------
TOTAL BONDS                                                                            $           108,125
                                                                                          -----------------
MONEY MARKET FUNDS (7.96%)
Money Center Banks (7.96%)
BNY Institutional Cash Reserve Fund (f)                                        9,271                 9,271
                                                                                          -----------------
TOTAL MONEY MARKET FUNDS                                                               $             9,271
                                                                                          -----------------
Total Investments                                                                      $           117,396
Liabilities in Excess of Other Assets, Net - (0.78)%                                                 (903)
                                                                                          -----------------
TOTAL NET ASSETS - 100.00%                                                             $           116,493
                                                                                          =================
                                                                                          -----------------

                                                                                          =================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $27,806 or 23.87% of net assets.

(c)  Variable Rate

(d)  Non-Income Producing Security

(e)  Security purchased on a when-issued basis.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $             2,605
Unrealized Depreciation                                                (243)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                             2,362
Cost for federal income tax purposes                                 115,034
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------ ------ -----------------
Sector                                                               Percent
--------------------- ------------------------------ ------ -----------------
Financial                                                             16.79%
Consumer, Cyclical                                                    15.96%
Consumer,                                                             15.69%
Non-cyclical
Industrial                                                            14.77%
Communications                                                        14.16%
Basic Materials                                                        9.88%
Energy                                                                 8.13%
Technology                                                             2.41%
Utilities                                                              1.90%
Diversified                                                            1.09%
Liabilities in                                                      (-0.78%)
Excess of Other
Assets, Net
                                                            -----------------
TOTAL NET ASSETS                                                     100.00%
                                                            =================

Schedule of Investments

April 30, 2007 (unaudited)
High Yield Fund II

                                                           Shares Held           Value (000's)
COMMON STOCKS (6.89%)
Auto - Medium & Heavy Duty Trucks (1.16%)
New Flyer Industries Inc (a)                               1,951,400   $              18,971
                                                                          -------------------

Building - Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (b)(c)                     56,100                   3,256
                                                                          -------------------

Cable TV (0.80%)
Time Warner Cable Inc (c)                                    351,575                  12,945
                                                                          -------------------

Food - Dairy Products (0.19%)
American Dairy Inc (b)(c)                                    166,500                   3,078
                                                                          -------------------

Food - Miscellaneous/Diversified (0.49%)
B&G Foods Inc                                                335,000                   7,960
                                                                          -------------------

Medical - Biomedical/Gene (0.23%)
American Oriental Bioengineering Inc (b)(c)                  372,600                   3,707
                                                                          -------------------

REITS - Healthcare (2.76%)
Health Care Property Investors Inc (b)                       243,800                   8,628
Health Care REIT Inc (b)                                     260,000                  11,762
Nationwide Health Properties Inc (b)                         335,700                  10,763
Omega Healthcare Investors Inc (b)                           828,100                  13,912
                                                                          -------------------
                                                                                      45,065
                                                                          -------------------
Satellite Telecommunications (0.05%)
ICO Global Communications Holdings Ltd (c)                   189,757                     803
                                                                          -------------------

Special Purpose Entity (0.06%)
Adelphia Recovery Trust (c)(d)                             2,437,336                     488
Adelphia Recovery Trust (c)                                5,641,292                     529
                                                                          -------------------
                                                                                       1,017
                                                                          -------------------
Therapeutics (0.00%)
Vion Pharmaceuticals Inc - Warrants (c)(d)                   130,000                      52
                                                                          -------------------

Transport - Marine (0.24%)
Teekay LNG Partners LP (b)                                   102,700                   3,959
                                                                          -------------------

Transport - Services (0.62%)
Student Transportation of America Inc (c)                    968,000                  10,116
                                                                          -------------------

Transport - Truck (0.09%)
Canada Cartage Diversified Income Fund (c)                   185,100                   1,488
                                                                          -------------------
TOTAL COMMON STOCKS                                                    $             112,417
                                                                          -------------------
CONVERTIBLE PREFERRED STOCKS (1.75%)
Reinsurance (0.60%)
Aspen Insurance Holdings Ltd                                 177,000                   9,757
                                                                          -------------------


Wireless Equipment (1.15%)
Crown Castle International Corp (c)                          329,000                  18,835
                                                                          -------------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                     $              28,592
                                                                          -------------------
                                                       Principal
                                                       unt (000's)          Value (000's)
BONDS (82.25%)
Agricultural Operations (1.07%)
Southern States Cooperative Inc
      10.50%, 11/ 1/2010 (e)                                  16,500                  17,490
                                                                          -------------------

Applications Software (1.11%)
SS&C Technologies Inc
      11.75%, 12/ 1/2013 (b)                                  16,000                  18,060
                                                                          -------------------

Auto - Medium & Heavy Duty Trucks (0.64%)
New Flyer Industries Ltd
      14.00%, 8/19/2020 (d)(e)                                10,000                  10,361
                                                                          -------------------

Auto/Truck Parts & Equipment - Original (1.65%)
Accuride Corp
      8.50%, 2/ 1/2015                                        26,000                  26,845
                                                                          -------------------

Beverages - Wine & Spirits (0.96%)
Beverages & More Inc
      9.25%, 3/ 1/2012 (e)                                    15,500                  15,694
                                                                          -------------------

Cable TV (0.17%)
Adelphia Communications Corp
      0.00%, 6/15/2011 (c)                                     5,650                   2,345
Frontiervision
      0.00%, 10/15/2006 (c)                                    7,250                     507
      0.00%, 9/15/2007 (c)(d)                                  9,250                       -
                                                                          -------------------
                                                                                       2,852
                                                                          -------------------
Casino Hotels (2.40%)
MGM Mirage
      6.00%, 10/ 1/2009                                       24,500                  24,531
Riviera Holdings Corp
      11.00%, 6/15/2010                                       14,000                  14,595
                                                                          -------------------
                                                                                      39,126
                                                                          -------------------
Casino Services (1.17%)
OED Corp / DIAMOND JO LLC
      8.75%, 4/15/2012 (b)                                    19,250                  19,154
                                                                          -------------------

Containers - Metal & Glass (1.57%)
Crown Americas LLC / Crown Americas Cap
      7.75%, 11/15/2015                                        9,500                  10,046
Crown Cork & Seal Co Inc
      8.00%, 4/15/2023 (b)                                     5,500                   5,528
      7.38%, 12/15/2026                                       10,500                  10,080
                                                                          -------------------
                                                                                      25,654
                                                                          -------------------
Containers - Paper & Plastic (1.37%)
Graphic Packaging International Corp
      8.50%, 8/15/2011 (b)                                    21,500                  22,306
                                                                          -------------------

Cruise Lines (1.64%)
Royal Caribbean Cruises Ltd
      8.75%, 2/ 2/2011                                        14,000                  15,369

Cruise Lines
Royal Caribbean Cruises Ltd (continued)
      7.25%, 3/15/2018 (b)                                    11,000                  11,392
                                                                          -------------------
                                                                                      26,761
                                                                          -------------------
Dialysis Centers (1.91%)
DaVita Inc
      6.63%, 3/15/2013 (b)                                    31,000                  31,116
                                                                          -------------------

Diversified Operations & Commercial Services (1.92%)
Aramark Corp
      8.50%, 2/ 1/2015 (e)                                    30,000                  31,387
                                                                          -------------------

Electric - Integrated (3.93%)
CILCORP INC
      9.38%, 10/15/2029                                        3,000                   3,357
Commonwealth Edison Co
      6.15%, 3/15/2012                                        20,000                  20,295
Mirant Americas Generation LLC
      8.50%, 10/ 1/2021                                       30,500                  32,254
Sierra Pacific Resources
      6.75%, 8/15/2017                                         8,000                   8,208
                                                                          -------------------
                                                                                      64,114
                                                                          -------------------
Electronics - Military (1.51%)
L-3 Communications Corp
      5.88%, 1/15/2015                                        14,500                  14,119
      6.38%, 10/15/2015                                       10,500                  10,448
                                                                          -------------------
                                                                                      24,567
                                                                          -------------------
Finance - Leasing Company (0.10%)
DVI Inc
      0.00%, 2/ 1/2004 (c)(d)(f)                               6,850                     694
      9.88%, 2/ 1/2004 (c)(d)(f)                               8,575                     868
                                                                          -------------------
                                                                                       1,562
                                                                          -------------------
Food - Miscellaneous/Diversified (0.56%)
B&G Foods Inc
      8.00%, 10/ 1/2011                                        9,000                   9,135
                                                                          -------------------

Independent Power Producer (1.72%)
Reliant Energy Inc
      9.50%, 7/15/2013                                        16,000                  17,280
      6.75%, 12/15/2014 (b)                                   10,250                  10,737
                                                                          -------------------
                                                                                      28,017
                                                                          -------------------
Medical - Biomedical/Gene (1.50%)
ICOS Corp
      2.00%, 7/ 1/2023                                        24,500                  24,500
                                                                          -------------------

Medical - Drugs (1.45%)
Elan Finance PLC/Elan Finance Corp
      7.75%, 11/15/2011                                       16,000                  15,920
      8.88%, 12/ 1/2013 (b)(e)                                 7,500                   7,725
                                                                          -------------------
                                                                                      23,645
                                                                          -------------------
Medical - Hospitals (5.45%)
HCA Inc
      6.50%, 2/15/2016 (b)                                    10,000                   8,712
      9.25%, 11/15/2016 (e)                                    8,000                   8,720
      7.50%, 11/ 6/2033 (b)                                   16,000                  13,800
IASIS Healthcare LLC / IASIS Capital Co
      8.75%, 6/15/2014                                        23,250                  24,093

Medical - Hospitals
Tenet Healthcare Corp
      9.25%, 2/ 1/2015 (g)                                    33,500                  33,500
                                                                          -------------------
                                                                                      88,825
                                                                          -------------------
MRI - Medical Diagnostic Imaging (1.73%)
Alliance Imaging Inc
      7.25%, 12/15/2012 (b)                                   28,500                  28,144
                                                                          -------------------

Non-Hazardous Waste Disposal (1.83%)
Allied Waste North America Inc
      7.88%, 4/15/2013                                        14,000                  14,630
      6.88%, 6/ 1/2017 (b)                                    15,000                  15,206
                                                                          -------------------
                                                                                      29,836
                                                                          -------------------
Oil - Field Services (1.32%)
Hanover Compressor Co
      8.63%, 12/15/2010                                       14,750                  15,377
      7.50%, 4/15/2013                                         6,000                   6,150
                                                                          -------------------
                                                                                      21,527
                                                                          -------------------
Oil Company - Exploration & Production (1.97%)
Chesapeake Energy Corp
      6.88%, 1/15/2016                                        12,500                  12,719
      6.50%, 8/15/2017                                        19,500                  19,402
                                                                          -------------------
                                                                                      32,121
                                                                          -------------------
Oil Refining & Marketing (1.94%)
Tesoro Corp
      6.63%, 11/ 1/2015 (b)                                   31,000                  31,620
                                                                          -------------------

Pharmacy Services (1.15%)
Omnicare Inc
      6.88%, 12/15/2015                                       13,000                  12,951
      3.25%, 12/15/2035                                        7,000                   5,810
                                                                          -------------------
                                                                                      18,761
                                                                          -------------------
Physical Therapy & Rehabilitation Centers (1.91%)
Healthsouth Corp
      10.75%, 6/15/2016 (b)(e)                                28,500                  31,065
                                                                          -------------------

Pipelines (3.90%)
Dynegy Holdings Inc
      8.38%, 5/ 1/2016 (b)                                    30,000                  31,613
El Paso Natural Gas Co
      8.38%, 6/15/2032                                        12,500                  15,611
Energy Maintenance Services Group LLC
      11.50%, 3/ 1/2014 (d)(f)                                 7,148                   7,380
Energy Maintenance Services Group LLC - Rights
      0.00%, 3/ 1/2014 (c)(d)(f)                                   2                       -
Southern Natural Gas Co
      8.00%, 3/ 1/2032                                         7,500                   9,031
                                                                          -------------------
                                                                                      63,635

                                                                          -------------------
Publishing - Periodicals (1.91%)
Nielsen Finance LLC/Nielsen Finance Co
      10.00%, 8/ 1/2014 (b)(e)                                28,500                  31,136
                                                                          -------------------

Radio (1.59%)
Sirius Satellite Radio Inc
      9.63%, 8/ 1/2013 (b)                                    26,000                  26,000
                                                                          -------------------


Retail - Automobile (0.42%)
Asbury Automotive Group Inc
      8.00%, 3/15/2014                                         6,750                   6,885
                                                                          -------------------

Retail - Regional Department Store (2.99%)
Golden Eagle Retail Group Ltd
      0.00%, 10/23/2011 (c)                                  123,000                  17,304
Neiman-Marcus Group Inc
      10.38%, 10/15/2015 (b)                                  28,000                  31,465
                                                                          -------------------
                                                                                      48,769
                                                                          -------------------
Retail - Sporting Goods (1.17%)
Remington Arms Co Inc
      10.50%, 2/ 1/2011 (b)                                   18,500                  19,148
                                                                          -------------------

Retail - Video Rental (2.35%)
Blockbuster Inc
      9.00%, 9/ 1/2012 (b)(g)                                 37,500                  38,250
                                                                          -------------------

Sovereign (3.75%)
Brazilian Government International Bond
      9.25%, 10/22/2010                                        5,000                   5,617
      12.50%, 1/ 5/2016                                       25,400                  14,822
      8.75%, 2/ 4/2025                                         6,000                   7,872
Federative Republic of Brazil
      12.50%, 1/ 5/2022                                       10,000                   6,178
Mexican Bonds
      8.00%, 12/19/2013                                      288,474                  26,706
                                                                          -------------------
                                                                                      61,195
                                                                          -------------------
Special Purpose Entity (15.91%)
Britannia Bulk PLC
      11.00%, 12/ 1/2011 (b)                                  20,000                  20,200
CCM Merger Inc
      8.00%, 8/ 1/2013 (b)(e)                                 24,000                  24,300
CDX North America High Yield
      8.63%, 6/29/2011 (e)                                    22,275                  23,513
      8.38%, 12/29/2011 (b)(e)                                67,500                  69,862
      7.63%, 6/29/2012 (b)(e)                                 52,000                  51,771
ISA Capital do Brasil SA
      8.80%, 1/30/2017 (b)(e)                                 11,000                  11,853
TRAINS HY-1-2006
      7.55%, 5/ 1/2016 (b)(c)(e)                              52,545                  53,671
UCI Holdco Inc
      12.35%, 12/15/2013 (e)(g)                                4,117                   4,199
                                                                          -------------------
                                                                                     259,369
                                                                          -------------------
Telecommunication Services (1.52%)
Qwest Corp
      8.88%, 3/15/2012 (g)                                    22,500                  24,862
                                                                          -------------------

Therapeutics (0.14%)
Vion Pharmaceuticals Inc
      7.75%, 2/15/2012 (b)(e)                                  2,000                   2,205
                                                                          -------------------

Transactional Software (0.95%)
Open Solutions Inc
      9.75%, 2/ 1/2015 (e)                                    15,000                  15,488
                                                                          -------------------
TOTAL BONDS                                                            $           1,341,187
                                                                          -------------------

CONVERTIBLE BONDS (5.78%)
Food - Miscellaneous/Diversified (0.88%)
FU JI Food and Catering
      0.00%, 11/ 9/2009 (c)                                   79,500                  14,332
                                                                          -------------------

CONVERTIBLE BONDS (5.78%)
Agricultural Chemicals (0.95%)
Sinofert Holdings Ltd
      0.00%, 8/ 7/2011 (c)(d)                                 96,000                  15,471
                                                                          -------------------

Airlines (0.36%)
AMR Corp
      4.50%, 2/15/2024 (b)                                     2,000                   2,685
Continental Airlines Inc
      5.00%, 6/15/2023                                         1,600                   3,214
                                                                          -------------------
                                                                                       5,899
                                                                          -------------------
Oil - Field Services (0.48%)
Hanover Compressor Co
      4.75%, 3/15/2008                                         7,950                   7,791
                                                                          -------------------

Pharmacy Services (0.73%)
Omnicare Inc
      6.13%, 6/ 1/2013                                        12,350                  11,887
                                                                          -------------------

Semiconductor Component - Integrated Circuits (0.79%)
Jazz Technologies Inc
      8.00%, 12/31/2011 (d)(e)                                13,500                  12,994
                                                                          -------------------

Therapeutics (1.59%)
Cell Therapeutics Inc
      4.00%, 7/ 1/2010                                         7,350                   4,566
CV Therapeutics Inc
      3.25%, 8/16/2013 (b)                                     9,500                   7,481
      2.00%, 5/16/2023                                        16,500                  13,881
                                                                          -------------------
                                                                                      25,928
                                                                          -------------------
TOTAL CONVERTIBLE BONDS                                                $              94,302
                                                                          -------------------
SHORT TERM INVESTMENTS (1.75%)
Repurchase Agreements (1.75%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                        28,539                  28,539
(collateralized by U.S.
Government Agency Issues; $29,395,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                          -------------------

TOTAL SHORT TERM INVESTMENTS                                           $              28,539
                                                                          -------------------
MONEY MARKET FUNDS (15.57%)
Money Center Banks (15.57%)
BNY Institutional Cash Reserve Fund (h)                      253,912                 253,912
                                                                          -------------------
TOTAL MONEY MARKET FUNDS                                               $             253,912
                                                                          -------------------
Total Investments                                                      $           1,858,949
Liabilities in Excess of Other Assets, Net - (13.99)%                              (228,201)
                                                                          -------------------
TOTAL NET ASSETS - 100.00%                                             $           1,630,748
                                                                          ===================
                                                                          -------------------

                                                                          ===================

(a)  Affiliated Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Non-Income Producing Security

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $48,308 or 2.96% of net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $423,434 or 25.97% of net assets.

(f)  Security is Illiquid

(g)  Variable Rate

(h)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $            93,673
Unrealized Depreciation                                            (17,627)

                                                           -----------------
Net Unrealized Appreciation (Depreciation)                           76,046
Cost for federal income tax purposes                              1,782,903
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------- ------ -----------------
Sector                                                              Percent
--------------------- ----------------------------- ------ -----------------
Financial                                                            36.75%
Consumer,                                                            23.85%
Non-cyclical
Consumer, Cyclical                                                   16.15%
Energy                                                                9.61%
Industrial                                                            7.23%
Communications                                                        7.20%
Utilities                                                             5.65%
Government                                                            3.75%
Technology                                                            2.85%
Basic Materials                                                       0.95%
Liabilities in                                                    (-13.99%)
Excess of Other
Assets, Net
                                                           -----------------
TOTAL NET ASSETS                                                    100.00%
                                                           =================

Affiliated Securities

                 October 31, 2006                             Purchases                  Sales           April 30, 2007
                ----------------------------    -----------------------------------   -----------------     ----------------------
                      Shares                     Cost (000)     Shares          Cost (000)    Shares      Proceeds (000)
                -----------------    -------------------  --------------   ---------------- ---------   ----------------
New Flyer              1,101,400   $              8,544         850,000   $          6,643         - $                -
Industries Inc
                                     -------------------                   ----------------             ----------------
                                   $              8,544                   $          6,643           $                -
                                     ===================                   ================             ================

                          Income Distribution from           Realized Gain/Loss             Realized Gain/Loss from
                         Other Investment Companies            on Investments                   Other Investment
                                   000's                           000's                           Companies
                                                                                                     000's
                   ---------------------------------------   ---------------------          -------------------------

New Flyer       $                                     803   $                   -        $                         -
Industries Inc
                   ---------------------------------------   ---------------------          -------------------------
                $                                     803   $                   -        $                         -
                   =======================================   =====================          =========================

Schedule of Investments

April 30, 2007 (unaudited)
Income Fund

                                                            Shares Held           Value (000's)
COMMON STOCKS (0.23%)
Cable TV (0.22%)
Time Warner Cable Inc (a)                                           72,693   $               2,676
                                                                                -------------------

Special Purpose Entity (0.01%)
Adelphia Recovery Trust (a)(b)                                     658,739                     132
                                                                                -------------------
TOTAL COMMON STOCKS                                                          $               2,808
                                                                                -------------------
                                                             Principal
                                                          Amount (000's)          Value (000's)
BONDS (61.94%)
Aerospace & Defense (0.30%)
Lockheed Martin Corp
      7.75%, 5/ 1/2026                                               3,000                   3,637
                                                                                -------------------

Cable TV (1.89%)
Comcast Cable Communications LLC
      6.20%, 11/15/2008                                                550                     558
      7.13%, 6/15/2013                                               7,000                   7,618
Comcast Cable Holdings LLC
      7.88%, 8/ 1/2013                                               2,000                   2,244
COX Communications Inc
      6.75%, 3/15/2011                                               8,000                   8,419
      6.45%, 12/ 1/2036 (c)                                          4,000                   4,037
Frontiervision
      0.00%, 10/15/2006 (a)                                          2,000                     140
      0.00%, 9/15/2007 (a)(b)                                        2,500                       -
                                                                                -------------------
                                                                                            23,016
                                                                                -------------------
Casino Hotels (2.24%)
155 East Tropicana LLC/155 East Tropica
      8.75%, 4/ 1/2012 (d)                                           4,250                   4,037
Caesars Entertainment Inc
      7.50%, 9/ 1/2009                                               1,500                   1,558
Harrah's Operating Co Inc
      6.50%, 6/ 1/2016                                               6,000                   5,355
Mandalay Resort Group
      10.25%, 8/ 1/2007                                              3,000                   3,030
      7.00%, 11/15/2036                                              5,000                   5,113
Riviera Holdings Corp
      11.00%, 6/15/2010                                              7,900                   8,236
                                                                                -------------------
                                                                                            27,329
                                                                                -------------------
Casino Services (0.98%)
OED Corp / DIAMOND JO LLC
      8.75%, 4/15/2012                                              12,000                  11,940
                                                                                -------------------

Cellular Telecommunications (0.70%)
Vodafone Group PLC
      7.75%, 2/15/2010                                               8,000                   8,527
                                                                                -------------------

Commercial Banks (0.97%)
BB&T Corp
      7.25%, 6/15/2007                                                 690                     691

Commercial Banks
US Bank NA/Cincinnati OH
      6.38%, 8/ 1/2011                                               5,000                   5,237
      4.95%, 10/30/2014                                              6,000                   5,870
                                                                                -------------------
                                                                                            11,798
                                                                                -------------------
Containers - Paper & Plastic (0.33%)
Sealed Air Corp
      5.63%, 7/15/2013 (c)                                           4,000                   4,017
                                                                                -------------------

Cruise Lines (1.04%)
Royal Caribbean Cruises Ltd
      8.75%, 2/ 2/2011                                               4,000                   4,391
      6.88%, 12/ 1/2013                                              6,000                   6,159
      7.25%, 3/15/2018 (d)                                           2,000                   2,071
                                                                                -------------------
                                                                                            12,621
                                                                                -------------------
Electric - Integrated (10.68%)
Arizona Public Service Co
      6.50%, 3/ 1/2012                                               5,000                   5,212
Dominion Resources Inc/VA
      5.00%, 3/15/2013                                              10,000                   9,796
Florida Power Corp
      5.90%, 3/ 1/2033                                               8,000                   8,037
Illinois Power Co
      7.50%, 6/15/2009                                               9,000                   9,255
Metropolitan Edison Co
      4.95%, 3/15/2013                                               7,000                   6,798
Mirant Americas Generation LLC
      8.50%, 10/ 1/2021                                             13,000                  13,748
Nisource Finance Corp
      6.15%, 3/ 1/2013                                               5,000                   5,136
      5.40%, 7/15/2014                                               5,000                   4,916
      5.25%, 9/15/2017                                               2,000                   1,904
Ohio Edison Co
      5.45%, 5/ 1/2015                                               5,000                   4,981
Ohio Power Co
      5.50%, 2/15/2013                                               5,000                   5,036
Pacific Gas & Electric Co
      4.20%, 3/ 1/2011                                              10,250                   9,944
Pacificorp
      4.95%, 8/15/2014                                               7,500                   7,329
      5.25%, 6/15/2035                                               5,000                   4,599
PPL Energy Supply LLC
      6.40%, 11/ 1/2011                                              5,000                   5,194
Public Service Co of New Mexico
      4.40%, 9/15/2008                                               2,000                   1,974
Southwestern Electric Power Co
      5.38%, 4/15/2015                                               6,500                   6,456
Texas-New Mexico Power Co
      6.25%, 1/15/2009                                               6,845                   6,945
TXU Electric Delivery Co
      5.00%, 9/ 1/2007                                               1,000                     998
      7.00%, 9/ 1/2022                                              11,000                  11,879
                                                                                -------------------
                                                                                           130,137
                                                                                -------------------
Electronics - Military (0.10%)
Loral Corp
      7.63%, 6/15/2025                                               1,000                   1,178
                                                                                -------------------


Finance - Commercial (0.71%)
CIT Group Holdings Inc
      5.40%, 1/30/2016                                               7,000                   6,772
CIT Group Inc
      5.00%, 2/ 1/2015                                               2,000                   1,910
                                                                                -------------------
                                                                                             8,682
                                                                                -------------------
Finance - Consumer Loans (0.53%)
American General Finance Corp
      4.63%, 5/15/2009                                               6,500                   6,434
                                                                                -------------------

Finance - Credit Card (0.63%)
FIA Card Services NA
      7.13%, 11/15/2012                                              5,000                   5,458
MBNA Corp
      7.50%, 3/15/2012                                               2,000                   2,200
                                                                                -------------------
                                                                                             7,658
                                                                                -------------------
Finance - Investment Banker & Broker (6.09%)
Citigroup Inc
      5.85%, 8/ 2/2016 (d)                                          12,000                  12,418
Goldman Sachs Group Inc/The
      6.60%, 1/15/2012                                              10,000                  10,559
      5.35%, 1/15/2016                                               2,000                   1,974
Jefferies Group Inc
      7.75%, 3/15/2012                                               7,500                   8,188
      6.25%, 1/15/2036                                               5,000                   4,850
JPMorgan Chase & Co
      5.13%, 9/15/2014                                              12,000                  11,865
Merrill Lynch & Co Inc
      6.00%, 2/17/2009                                               5,000                   5,071
      5.00%, 1/15/2015 (d)                                           3,000                   2,924
      6.50%, 7/15/2018                                               2,000                   2,160
      6.75%, 6/ 1/2028                                               2,000                   2,175
Morgan Stanley
      4.75%, 4/ 1/2014                                               5,000                   4,788
      6.25%, 8/ 9/2026                                               7,000                   7,237
                                                                                -------------------
                                                                                            74,209
                                                                                -------------------
Finance - Leasing Company (0.07%)
DVI Inc
      0.00%, 2/ 1/2004 (a)(b)(e)                                       400                      40
      9.88%, 2/ 1/2004 (a)(b)(e)                                     8,125                     823
                                                                                -------------------
                                                                                               863
                                                                                -------------------
Finance - Other Services (0.86%)
SB Treasury Co LLC
      9.40%, 12/29/2049 (c)(f)                                      10,000                  10,438
                                                                                -------------------

Food - Miscellaneous/Diversified (0.89%)
Corn Products International Inc
      8.45%, 8/15/2009                                              10,200                  10,837
                                                                                -------------------

Food - Retail (0.85%)
Fred Meyer Inc
      7.45%, 3/ 1/2008                                               5,000                   5,083
Safeway Inc
      7.50%, 9/15/2009                                               5,000                   5,248
                                                                                -------------------
                                                                                            10,331
                                                                                -------------------

Forestry (0.13%)
Weyerhaeuser Co
      7.38%, 3/15/2032                                               1,500                   1,586
                                                                                -------------------

Gas - Distribution (0.76%)
Sempra Energy
      6.00%, 2/ 1/2013                                               9,000                   9,303
                                                                                -------------------

Investment Management & Advisory Services (0.25%)
Legg Mason Inc
      6.75%, 7/ 2/2008                                               3,000                   3,036
                                                                                -------------------

Medical - Drugs (0.51%)
Elan Finance PLC/Elan Finance Corp
      7.75%, 11/15/2011                                              6,250                   6,219
                                                                                -------------------

Medical - Hospitals (1.58%)
HCA Inc
      9.25%, 11/15/2016 (c)                                          6,000                   6,540
      7.50%, 11/ 6/2033 (d)                                          1,700                   1,466
Tenet Healthcare Corp
      6.38%, 12/ 1/2011 (d)                                         12,000                  11,280
                                                                                -------------------
                                                                                            19,286
                                                                                -------------------
Medical - Wholesale Drug Distribution (0.86%)
Cardinal Health Inc
      6.75%, 2/15/2011                                              10,000                  10,526
                                                                                -------------------

Metal - Diversified (1.02%)
Falconbridge Ltd
      6.00%, 10/15/2015                                             12,000                  12,417
                                                                                -------------------

Money Center Banks (0.08%)
BankAmerica Corp/Old
      6.63%, 8/ 1/2007                                               1,000                   1,003
                                                                                -------------------

Multi-Line Insurance (0.49%)
Farmers Insurance Exchange
      6.00%, 8/ 1/2014 (c)                                           6,000                   5,958
                                                                                -------------------

Multimedia (1.20%)
Historic TW Inc
      9.15%, 2/ 1/2023                                               5,260                   6,612
News America Inc
      6.40%, 12/15/2035                                              8,000                   8,062
                                                                                -------------------
                                                                                            14,674
                                                                                -------------------
Non-Hazardous Waste Disposal (1.48%)
Allied Waste North America Inc
      7.88%, 4/15/2013                                               1,000                   1,045
      7.25%, 3/15/2015 (d)                                           9,000                   9,247
Waste Management Inc
      7.13%, 10/ 1/2007                                                495                     498
      6.88%, 5/15/2009                                               3,450                   3,559
      7.38%, 8/ 1/2010                                               3,500                   3,714
                                                                                -------------------
                                                                                            18,063
                                                                                -------------------

Oil - Field Services (0.77%)
Hanover Compressor Co
      8.63%, 12/15/2010                                              9,000                   9,382
                                                                                -------------------

Oil Company - Integrated (1.12%)
Petro-Canada
      4.00%, 7/15/2013                                               3,000                   2,769
      9.25%, 10/15/2021                                              8,500                  10,918
                                                                                -------------------
                                                                                            13,687
                                                                                -------------------
Oil Refining & Marketing (1.52%)
Enterprise Products Operating LP
      6.38%, 2/ 1/2013                                               6,000                   6,258
Tesoro Corp
      6.25%, 11/ 1/2012                                             12,000                  12,240
                                                                                -------------------
                                                                                            18,498
                                                                                -------------------
Physical Therapy & Rehabilitation Centers (0.76%)
Healthsouth Corp
      10.75%, 6/15/2016 (c)                                          8,500                   9,265
                                                                                -------------------

Pipelines (3.21%)
Consolidated Natural Gas Co
      6.85%, 4/15/2011                                               7,500                   7,924
El Paso Natural Gas Co
      7.50%, 11/15/2026                                             10,000                  11,357
Energy Maintenance Services Group LLC
      11.50%, 3/ 1/2014 (b)(e)                                       7,149                   7,381
Energy Maintenance Services Group LLC - Rights
      0.00%, 3/ 1/2014 (b)(e)                                            2                       -
Express Pipeline LP
      7.39%, 12/31/2017 (c)                                          4,844                   5,163
Southern Natural Gas Co
      8.00%, 3/ 1/2032                                               4,000                   4,816
Tennessee Gas Pipeline Co
      8.38%, 6/15/2032                                               2,000                   2,498
                                                                                -------------------
                                                                                            39,139
                                                                                -------------------
Publishing - Books (0.86%)
Reed Elsevier Capital Inc
      6.75%, 8/ 1/2011                                              10,000                  10,522
                                                                                -------------------

Regional Banks (1.51%)
Bank of America Corp
      5.42%, 3/15/2017 (c)                                           5,000                   4,973
      6.80%, 3/15/2028                                                 670                     742
Bank One Corp
      10.00%, 8/15/2010                                                400                     453
FleetBoston Financial Corp
      6.88%, 1/15/2028 (d)                                             995                   1,112
PNC Institutional Capital Trust B
      8.32%, 5/15/2027 (c)                                             500                     522
Wells Fargo & Co
      4.63%, 4/15/2014                                              11,000                  10,564
                                                                                -------------------
                                                                                            18,366
                                                                                -------------------
Reinsurance (0.20%)
Aspen Insurance Holdings Ltd
      6.00%, 8/15/2014                                               2,500                   2,495
                                                                                -------------------


REITS - Diversified (0.25%)
Franchise Finance Corp of America
      7.07%, 1/15/2008                                               3,000                   3,030
                                                                                -------------------

REITS - Healthcare (3.37%)
Health Care Property Investors Inc
      6.45%, 6/25/2012 (d)                                           3,000                   3,105
      6.00%, 3/ 1/2015                                               1,750                   1,758
      7.07%, 6/ 8/2015                                               2,250                   2,392
Health Care REIT Inc
      7.50%, 8/15/2007                                               1,500                   1,507
      6.00%, 11/15/2013                                              8,000                   8,122
      6.20%, 6/ 1/2016                                               3,000                   3,059
Healthcare Realty Trust Inc
      8.13%, 5/ 1/2011                                               7,500                   8,153
      5.13%, 4/ 1/2014                                               1,000                     964
Nationwide Health Properties Inc
      6.00%, 5/20/2015                                              12,000                  11,977
                                                                                -------------------
                                                                                            41,037
                                                                                -------------------
REITS - Office Property (0.82%)
Arden Realty LP
      5.20%, 9/ 1/2011                                               3,000                   3,014
      5.25%, 3/ 1/2015                                               7,000                   6,971
                                                                                -------------------
                                                                                             9,985
                                                                                -------------------
REITS - Shopping Centers (0.81%)
Developers Diversified Realty Corp
      4.63%, 8/ 1/2010                                              10,000                   9,815
                                                                                -------------------

REITS - Storage (0.76%)
Shurgard Storage Centers LLC
      5.88%, 3/15/2013                                               9,000                   9,222
                                                                                -------------------

Retail - Regional Department Store (0.55%)
Neiman-Marcus Group Inc
      10.38%, 10/15/2015 (d)                                         6,000                   6,742
                                                                                -------------------

Sovereign (0.41%)
Brazilian Government International Bond
      9.25%, 10/22/2010                                              2,750                   3,090
      8.75%, 2/ 4/2025                                               1,500                   1,968
                                                                                -------------------
                                                                                             5,058
                                                                                -------------------
Special Purpose Entity (1.89%)
CCM Merger Inc
      8.00%, 8/ 1/2013 (c)                                          11,000                  11,138
CDX North America High Yield
      7.63%, 6/29/2012 (c)(d)                                       12,000                  11,947
                                                                                -------------------
                                                                                            23,085
                                                                                -------------------
Telecommunication Equipment - Fiber Optics (1.01%)
Corning Inc
      5.90%, 3/15/2014                                              12,000                  12,295
                                                                                -------------------

Telecommunication Services (1.53%)
Qwest Corp
      8.88%, 3/15/2012 (f)                                           8,000                   8,840
TELUS Corp
      8.00%, 6/ 1/2011                                               9,000                   9,833
                                                                                -------------------
                                                                                            18,673
                                                                                -------------------

Telephone - Integrated (0.44%)
Deutsche Telekom International Finance
      8.00%, 6/15/2010 (f)                                           5,000                   5,410
                                                                                -------------------

Toys (0.09%)
Mattel Inc
      7.30%, 6/13/2011                                               1,000                   1,060
                                                                                -------------------

Transport - Rail (0.82%)
Norfolk Southern Corp
      6.20%, 4/15/2009                                               5,000                   5,081
Union Pacific Corp
      3.88%, 2/15/2009                                               5,000                   4,890
                                                                                -------------------
                                                                                             9,971
                                                                                -------------------
Transport - Services (1.02%)
Trailer Bridge Inc
      9.25%, 11/15/2011                                             12,000                  12,375
                                                                                -------------------
TOTAL BONDS                                                                  $             754,835
                                                                                -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (32.70%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.40%)
Freddie Mac Gold Pool
      6.50%, 1/ 1/2029                                                 473                     488
                                                                                -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                        $             398,584
                                                                                -------------------
CONVERTIBLE BONDS (0.74%)
Containers - Paper & Plastic (0.62%)
Sealed Air Corp
      3.00%, 6/30/2033 (c)(f)                                        7,250                   7,604
                                                                                -------------------

Oil - Field Services (0.12%)
Hanover Compressor Co
      4.75%, 3/15/2008                                               1,500                   1,470
                                                                                -------------------
TOTAL CONVERTIBLE BONDS                                                      $               9,074
                                                                                -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (32.70%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.40%)
      5.50%, 11/ 1/2017                                              4,927                   4,946
      5.50%, 1/ 1/2018                                               1,904                   1,911
      5.00%, 4/ 1/2018                                               9,142                   9,040
      5.00%, 9/ 1/2019                                              13,368                  13,198
      6.50%, 5/ 1/2029                                                 540                     558
      6.50%, 6/ 1/2029                                               1,735                   1,791
      6.50%, 8/ 1/2029                                                 512                     529
      6.00%, 3/ 1/2031                                                 457                     464
      5.50%, 5/ 1/2031                                               2,079                   2,061
      7.00%, 1/ 1/2032                                                 690                     718
      6.00%, 5/ 1/2032                                               2,339                   2,372
      5.00%, 5/ 1/2033                                              15,602                  15,118
      4.50%, 8/ 1/2033                                              37,833                  35,675
      5.50%, 6/ 1/2035                                              20,399                  20,198
      5.00%, 11/ 1/2035                                             18,154                  17,562
      5.50%, 1/ 1/2036                                              22,736                  22,512
      5.00%, 2/ 1/2036                                              20,475                  19,806
      5.50%, 4/ 1/2036                                              18,981                  18,776
                                                                                -------------------
                                                                                           187,723
                                                                                -------------------
Federal National Mortgage Association (FNMA) (7.88%)
      7.63%, 2/ 1/2010                                               8,000                   8,388
      7.45%, 6/ 1/2016                                                 183                     197
      5.00%, 1/ 1/2018                                               5,234                   5,173

Federal National Mortgage Association (FNMA)
      4.00%, 9/ 1/2018                                              21,825                  20,723
      4.00%, 10/ 1/2018                                             10,675                  10,136
      6.50%, 9/ 1/2028                                                 157                     162
      6.50%, 11/ 1/2028                                                165                     170
      7.00%, 1/ 1/2030                                                  51                      54
      6.50%, 5/ 1/2031                                                 551                     568
      6.00%, 4/ 1/2032                                               1,392                   1,410
      6.50%, 4/ 1/2032                                               1,667                   1,717
      6.50%, 5/ 1/2032                                               1,558                   1,606
      5.00%, 10/ 1/2032                                              3,941                   3,817
      5.50%, 3/ 1/2033                                               5,574                   5,527
      5.50%, 6/ 1/2033                                              17,663                  17,519
      5.50%, 2/ 1/2035                                              19,117                  18,930
                                                                                -------------------
                                                                                            96,097
                                                                                -------------------
Government National Mortgage Association (GNMA) (0.30%)
      7.00%, 6/20/2031                                                 371                     388
      6.00%, 5/20/2032 (f)                                           3,161                   3,211
                                                                                -------------------
                                                                                             3,599
                                                                                -------------------
U.S. Treasury (9.12%)
      4.25%, 8/15/2014 (d)                                          23,000                  22,534
      5.13%, 5/15/2016 (d)                                          18,000                  18,656
      5.38%, 2/15/2031 (d)                                          37,000                  39,630
      4.50%, 2/15/2036 (d)                                          32,000                  30,345
                                                                                -------------------
                                                                                           111,165
                                                                                -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                        $             398,584
                                                                                -------------------
SHORT TERM INVESTMENTS (3.67%)
Repurchase Agreements (3.67%)
Investment in Joint Trading Account; Deutsche Bank;
5.22% dated 04/30/07 maturing 05/01/07                              44,681                  44,681
(collateralized by U.S.
Government Agency Issues; $46,021,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                -------------------

TOTAL SHORT TERM INVESTMENTS                                                 $              44,681
                                                                                -------------------
MONEY MARKET FUNDS (10.67%)
Money Center Banks (10.67%)
BNY Institutional Cash Reserve Fund (g)                            130,033                 130,033
                                                                                -------------------
TOTAL MONEY MARKET FUNDS                                                     $             130,033
                                                                                -------------------
Total Investments                                                            $           1,340,015
Liabilities in Excess of Other Assets, Net - (9.95)%                                     (121,264)
                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                   $           1,218,751
                                                                                ===================
                                                                                -------------------

                                                                                ===================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,376 or 0.69% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $81,602 or 6.70% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Security is Illiquid

(f)  Variable Rate

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            21,446
Unrealized Depreciation                                           (21,296)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                             150
Cost for federal income tax purposes                             1,339,865
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------- ------ -----------------
Sector                                                             Percent
--------------------- ---------------------------- ------ -----------------
Financial                                                           34.62%
Mortgage Securities                                                 23.58%
Utilities                                                           11.44%
Government                                                           9.54%
Communications                                                       7.86%
Energy                                                               6.74%
Consumer,                                                            5.45%
Non-cyclical
Consumer, Cyclical                                                   4.90%
Industrial                                                           4.67%
Basic Materials                                                      1.15%
Liabilities in                                                    (-9.95%)
Excess of Other
Assets, Net
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================


Schedule of Investments

April 30, 2007 (unaudited)
Inflation Protection Fund
                                                                   Principal
                                                                Amount (000's)          Value (000's)
BONDS (69.13%)
Advertising Services (0.31%)
Advanstar Communications Inc
      10.75%, 8/15/2010                                     $              1,200   $               1,305
                                                                                      -------------------

Apparel Manufacturers (0.17%)
Levi Strauss & Co
      12.25%, 12/15/2012                                                     650                     710
                                                                                      -------------------

Appliances (0.12%)
Whirlpool Corp
      5.85%, 6/15/2009 (a)                                                   500                     500
                                                                                      -------------------

Asset Backed Securities (9.94%)
Ameriquest Mortgage Securities Inc
      5.63%, 4/25/2034 (a)(b)                                                380                     381
Argent Securities Inc
      5.44%, 4/25/2036 (a)(b)                                              1,000                     999
      5.47%, 7/25/2036 (a)(b)                                              3,000                   2,994
Carrington Mortgage Loan Trust
      5.55%, 12/25/2035 (a)(b)                                               693                     693
      5.60%, 12/25/2035 (a)                                                  250                     250
Citigroup Mortgage Loan Trust Inc
      5.47%, 7/25/2035 (a)(b)                                                900                     900
      5.47%, 3/25/2037 (a)(b)                                              2,000                   2,000
Countrywide Asset-Backed Certificates
      6.45%, 12/25/2032 (a)                                                  123                     123
      5.52%, 7/25/2035 (a)                                                    85                      85
      5.69%, 2/25/2036 (a)                                                   600                     601
      5.57%, 3/25/2036 (a)(b)                                              2,000                   2,002
      5.57%, 4/25/2036 (a)(b)                                              6,000                   6,005
      5.59%, 5/25/2036 (a)(b)                                                239                     239
      5.82%, 2/25/2037 (a)                                                 3,000                   3,007
      5.49%, 6/25/2037 (a)                                                 2,000                   1,997
First Franklin Mortgage Loan
Asset Backed Certificates
      5.56%, 11/25/2035 (a)(b)                                             1,500                   1,502
First Horizon Asset Back Trust
      5.45%, 10/25/2026 (a)(b)                                               904                     903
First-Citizens Home Equity Loan LLC
      5.53%, 9/15/2022 (a)(c)                                              1,150                   1,146
GMAC Mortgage Corp Loan Trust
      5.53%, 11/25/2036 (a)(b)                                             1,500                   1,499
Indymac Residential Asset Backed Trust
      5.51%, 4/25/2037 (a)(b)                                              4,300                   4,301
JP Morgan Mortgage Acquisition Corp
      5.45%, 11/25/2036 (a)(b)                                             3,000                   3,000
Long Beach Mortgage Loan Trust
      5.85%, 6/25/2034 (a)                                                   200                     200
      5.49%, 12/25/2036 (a)                                                2,200                   2,188
Merrill Lynch Mortgage Investors Inc
      5.55%, 2/25/2037 (a)                                                 2,000                   2,000
Morgan Stanley ABS Capital I
      5.50%, 2/25/2036 (a)                                                 1,700                   1,701
Asset Backed Securities
SACO I Inc
      5.46%, 9/25/2036 (a)(b)                                              1,195                   1,194
                                                                                      -------------------
                                                                                                  41,910
                                                                                      -------------------
Auto - Car & Light Trucks (0.95%)
DaimlerChrysler NA Holding Corp
      5.69%, 3/13/2009 (a)                                                 2,500                   2,505
      5.77%, 3/13/2009 (a)(b)                                              1,500                   1,505
                                                                                      -------------------
                                                                                                   4,010
                                                                                      -------------------
Automobile Sequential (0.09%)
Carss Finance LP
      6.27%, 1/15/2011 (a)(c)                                                 63                      64
Ford Credit Auto Owner Trust
      5.30%, 6/15/2012                                                       300                     301
                                                                                      -------------------
                                                                                                     365
                                                                                      -------------------
Brewery (0.12%)
SABMiller PLC
      5.65%, 7/ 1/2009 (a)(b)(c)                                             500                     501
                                                                                      -------------------

Building - Residential & Commercial (0.18%)
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                                     750                     759
                                                                                      -------------------

Building Products - Cement & Aggregate (0.68%)
Martin Marietta Corp
      5.51%, 4/30/2010 (a)                                                 2,850                   2,849
                                                                                      -------------------

Building Products - Wood (0.63%)
Masco Corp
      5.65%, 3/12/2010 (a)                                                 2,665                   2,670
                                                                                      -------------------

Cable TV (0.40%)
Comcast Cable Communications LLC
      8.38%, 5/ 1/2007                                                       185                     185
Comcast Corp
      5.66%, 7/14/2009 (a)(b)                                                500                     501
COX Communications Inc
      5.91%, 12/14/2007 (a)(b)                                               500                     501
CSC Holdings Inc
      7.88%, 12/15/2007                                                      500                     506
                                                                                      -------------------
                                                                                                   1,693
                                                                                      -------------------
Cellular Telecommunications (1.47%)
America Movil SAB de CV
      5.45%, 6/27/2008 (a)(b)(c)                                             750                     750
Nextel Partners Inc
      8.13%, 7/ 1/2011                                                     2,295                   2,395
Rogers Wireless Inc
      8.48%, 12/15/2010 (a)                                                  500                     510
US Unwired Inc
      10.00%, 6/15/2012                                                      500                     545
Vodafone Group PLC
      5.64%, 2/27/2012 (a)(b)                                              2,000                   2,003
                                                                                      -------------------
                                                                                                   6,203
                                                                                      -------------------
Chemicals - Diversified (0.05%)
Equistar Chemicals LP/Equistar Funding Corp
      10.63%, 5/ 1/2011                                                      200                     211
                                                                                      -------------------


Chemicals - Specialty (0.49%)
Millennium America Inc
      9.25%, 6/15/2008                                                     1,500                   1,553
Rhodia SA
      8.88%, 6/ 1/2011                                                       500                     522
                                                                                      -------------------
                                                                                                   2,075
                                                                                      -------------------
Commercial Banks (0.26%)
HSBC America Capital Trust I
      7.81%, 12/15/2026 (c)                                                  100                     104
ICICI Bank Ltd
      5.90%, 1/12/2010 (a)(c)                                                500                     502
VTB Capital SA for Vneshtorgbank
      5.96%, 8/ 1/2008 (a)(c)                                                500                     501
                                                                                      -------------------
                                                                                                   1,107
                                                                                      -------------------
Computers - Memory Devices (0.48%)
Seagate Technology HDD Holdings
      6.19%, 10/ 1/2009 (a)                                                2,000                   2,005
                                                                                      -------------------

Containers - Metal & Glass (0.53%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                                     1,152                   1,175
      8.75%, 11/15/2012                                                    1,000                   1,054
                                                                                      -------------------
                                                                                                   2,229
                                                                                      -------------------
Credit Card Asset Backed Securities (0.47%)
American Express Credit Account Master
      5.43%, 9/15/2014 (a)(b)                                              1,000                     999
GE Capital Credit Card Master Note Trust
      5.50%, 3/15/2015 (a)(d)                                              1,000                     999
                                                                                      -------------------
                                                                                                   1,998
                                                                                      -------------------
Diversified Financial Services (0.71%)
General Electric Capital Corp
      5.47%, 4/10/2012 (a)(b)                                              3,000                   3,000
                                                                                      -------------------

Drug Delivery Systems (0.95%)
Hospira Inc
      5.83%, 3/30/2010 (a)                                                 4,000                   4,012
                                                                                      -------------------

Electric - Integrated (1.71%)
Appalachian Power Co
      5.68%, 6/29/2007 (a)                                                   305                     305
Commonwealth Edison Co
      3.70%, 2/ 1/2008                                                     1,000                     984
Entergy Gulf States Inc
      5.76%, 12/ 1/2009 (a)                                                  200                     200
Ipalco Enterprises Inc
      8.38%, 11/14/2008 (a)                                                  175                     181
Midamerican Energy Holdings Co
      7.63%, 10/15/2007                                                      315                     318
Nevada Power Co
      9.00%, 8/15/2013                                                     1,000                   1,076
Ohio Power Co
      5.53%, 4/ 5/2010 (a)                                                 1,535                   1,536
TXU Electric Delivery Co
      5.73%, 9/16/2008 (a)(c)                                              1,600                   1,600
TXU Energy Co LLC
      5.85%, 9/16/2008 (a)(c)                                              1,000                   1,000
                                                                                      -------------------
                                                                                                   7,200
                                                                                      -------------------

Electronic Components - Miscellaneous (0.12%)
Jabil Circuit Inc
      5.88%, 7/15/2010                                                       500                     498
                                                                                      -------------------

Electronic Components - Semiconductors (0.30%)
Hynix Semiconductor Manufacturing America Inc
      8.63%, 5/15/2007 (c)                                                 1,250                   1,250
                                                                                      -------------------

Finance - Auto Loans (0.17%)
Ford Motor Credit Co
      6.18%, 9/28/2007 (a)                                                   700                     700
                                                                                      -------------------

Finance - Commercial (2.11%)
CIT Group Inc
      5.59%, 4/27/2011 (a)                                                 1,000                     995
      5.64%, 7/28/2011 (a)(b)                                                800                     794
      5.61%, 2/13/2012 (a)                                                 1,500                   1,489
      6.10%, 3/15/2067                                                       120                     116
Textron Financial Corp
      5.49%, 2/25/2011 (a)(b)                                              4,000                   3,995
Textron Financial Floorplan Master Note
      5.64%, 5/13/2010 (a)(c)                                              1,500                   1,504
                                                                                      -------------------
                                                                                                   8,893
                                                                                      -------------------
Finance - Consumer Loans (1.32%)
American General Finance Corp
      5.64%, 8/17/2011 (a)                                                   600                     603
HSBC Finance Corp
      5.63%, 4/24/2012 (a)                                                 4,000                   4,002
SLM Corp
      5.55%, 3/15/2011 (a)(b)                                              1,000                     952
                                                                                      -------------------
                                                                                                   5,557

                                                                                      -------------------
Finance - Investment Banker & Broker (2.24%)
Bear Stearns Cos Inc/The
      5.55%, 11/28/2011 (a)                                                1,500                   1,498
Goldman Sachs Group Inc/The
      5.55%, 3/ 2/2010 (a)(b)                                              1,000                   1,003
      5.54%, 2/ 6/2012 (a)                                                 1,000                     999
Lehman Brothers Holdings Inc
      5.59%, 1/12/2012 (a)                                                 1,000                   1,000
Merrill Lynch & Co Inc
      5.56%, 11/ 1/2011 (a)                                                2,950                   2,953
Morgan Stanley
      5.60%, 1/ 9/2012 (a)                                                 1,000                   1,000
      5.65%, 1/ 9/2014 (a)                                                 1,000                     998
                                                                                      -------------------
                                                                                                   9,451
                                                                                      -------------------
Finance - Leasing Company (0.19%)
International Lease Finance Corp
      5.58%, 5/24/2010 (a)                                                   800                     803
                                                                                      -------------------

Finance - Mortgage Loan/Banker (3.75%)
Countrywide Financial Corp
      5.57%, 3/24/2009 (a)                                                   750                     749
Fannie Mae
      3.22%, 2/17/2009 (a)                                                   200                     197
      5.62%, 2/25/2018 (a)                                                   109                     109
      5.62%, 3/25/2018 (a)(b)                                                585                     585
      5.62%, 10/25/2018 (a)(b)                                               793                     796
      5.57%, 11/25/2022 (a)                                                  140                     141

Finance - Mortgage Loan/Banker
Fannie Mae (continued)
      5.52%, 1/25/2023 (a)                                                   137                     138
      5.72%, 6/25/2023 (a)(b)                                                860                     866
      5.72%, 2/25/2028 (a)                                                   316                     317
      5.72%, 5/25/2030 (a)(b)                                                652                     655
      5.72%, 5/25/2031 (a)(b)                                                849                     858
      5.62%, 2/25/2032 (a)                                                   147                     148
      5.52%, 4/25/2034 (a)(b)                                                810                     810
      5.57%, 3/25/2035 (a)(b)                                                311                     312
      5.54%, 4/25/2035 (a)(b)                                                831                     832
Fannie Mae Grantor Trust
      5.46%, 4/25/2035 (a)(b)                                                258                     258
      5.41%, 5/25/2035 (a)(b)                                                121                     120
      5.48%, 6/25/2035 (a)(b)                                                 60                      60
      5.47%, 9/25/2035 (a)(b)                                                750                     751
Fannie Mae Whole Loan
      5.47%, 11/25/2033 (a)(b)                                                24                      24
      5.47%, 5/25/2035 (a)(b)                                                139                     140
      5.52%, 5/25/2035 (a)(b)                                                135                     136
      5.57%, 6/25/2044 (a)                                                    67                      67
      5.77%, 2/25/2047 (a)(b)                                                104                     105
Freddie Mac
      5.62%, 5/15/2013 (a)(b)                                                289                     289
      5.62%, 5/15/2017 (a)(b)                                                594                     596
      5.62%, 2/15/2018 (a)(b)                                                551                     552
      5.62%, 6/15/2018 (a)(b)                                                613                     615
      5.57%, 3/15/2023 (a)(b)                                                329                     328
      5.77%, 6/15/2023 (a)                                                   128                     129
      5.72%, 7/15/2023 (a)                                                   275                     276
      5.67%, 7/15/2028 (a)(b)                                                753                     755
      5.72%, 1/15/2030 (a)(b)                                                791                     796
      5.67%, 2/15/2030 (a)                                                    55                      55
      5.52%, 4/15/2030 (a)                                                   172                     172
      5.67%, 5/15/2030 (a)                                                   132                     132
      5.72%, 9/15/2033 (a)(b)                                                452                     455
      5.62%, 10/15/2034 (a)                                                  269                     269
Ginnie Mae
      1.83%, 10/16/2012 (a)                                                4,838                     203
      5.67%, 10/20/2031 (a)                                                  276                     277
Residential Capital LLC
      6.73%, 6/29/2007 (a)                                                   250                     250
      5.84%, 6/ 9/2008 (a)                                                   500                     497
                                                                                      -------------------
                                                                                                  15,820
                                                                                      -------------------
Finance - Other Services (0.32%)
Alamosa Delaware Inc
      8.50%, 1/31/2012                                                       275                     290
Beaver Valley II Funding
      8.63%, 6/ 1/2007                                                       545                     546
Mizuho JGB Investment LLC
      9.87%, 12/29/2049 (a)(c)                                               500                     525
                                                                                      -------------------
                                                                                                   1,361

                                                                                      -------------------
Food - Miscellaneous/Diversified (0.24%)
General Mills Inc
      5.48%, 1/22/2010 (a)(b)                                              1,000                   1,001
                                                                                      -------------------


Food - Retail (0.06%)
Safeway Inc
      7.00%, 9/15/2007 (b)                                                   235                     236
                                                                                      -------------------

Home Equity - Other (3.63%)
ACE Securities Corp
      5.53%, 9/25/2035 (a)(b)                                              1,000                     999
Asset Backed Securities Corp Home Equity
      5.42%, 7/25/2036 (a)(b)                                              2,000                   1,999
Bear Stearns Asset Backed Securities Inc
      5.48%, 8/25/2036 (a)(b)                                                400                     399
      5.53%, 4/25/2037 (a)(b)(d)                                           4,000                   4,000
Citigroup Mortgage Loan Trust Inc
      5.59%, 10/25/2035 (a)                                                1,000                   1,001
First NLC Trust
      5.55%, 12/25/2035 (a)                                                  229                     229
GMAC Mortgage Corp Loan Trust
      5.75%, 10/25/2036                                                      500                     500
HSI Asset Securitization Corp Trust
      5.46%, 1/25/2037 (a)(b)                                              2,000                   1,999
New Century Home Equity Loan Trust
      5.61%, 3/25/2035 (a)(b)                                                311                     311
Option One Mortgage Loan Trust
      6.32%, 2/25/2035 (a)                                                   100                     100
      5.77%, 3/25/2037 (a)                                                 2,000                   2,005
Residential Asset Securities Corp
      5.76%, 10/25/2033 (a)                                                   18                      18
      5.51%, 5/25/2034 (a)(b)                                                 37                      37
      5.52%, 5/25/2035 (a)                                                   101                     101
Soundview Home Equity Loan Trust
      5.50%, 3/25/2036 (a)(b)                                              1,000                   1,000
Wells Fargo Home Equity Trust
      5.61%, 10/25/2035 (a)(c)                                               587                     587
                                                                                      -------------------
                                                                                                  15,285
                                                                                      -------------------
Home Equity - Sequential (0.15%)
Countrywide Asset-Backed Certificates
      5.51%, 8/25/2036                                                       615                     614
                                                                                      -------------------

Hotels & Motels (0.06%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007 (b)                                                   255                     255
                                                                                      -------------------

Independent Power Producer (0.53%)
Reliant Energy Inc
      9.25%, 7/15/2010                                                     2,150                   2,255
                                                                                      -------------------

Insurance Brokers (0.12%)
Marsh & McLennan Cos Inc
      5.50%, 7/13/2007 (a)(b)                                                500                     500
                                                                                      -------------------

Investment Companies (0.24%)
Xstrata Finance Dubai Ltd
      5.71%, 11/13/2009 (a)(c)                                             1,000                   1,001
                                                                                      -------------------

Machinery - Farm (0.47%)
Case New Holland Inc
      9.25%, 8/ 1/2011                                                     1,900                   1,997
                                                                                      -------------------


Medical - Drugs (0.16%)
Angiotech Pharmaceuticals Inc
      9.11%, 12/ 1/2013 (a)(c)                                               400                     410
Elan Finance PLC/Elan Finance Corp
      9.48%, 12/ 1/2013 (a)(c)                                               250                     254
                                                                                      -------------------
                                                                                                     664
                                                                                      -------------------
Medical - HMO (0.08%)
WellPoint Inc
      3.50%, 9/ 1/2007 (b)                                                   355                     353
                                                                                      -------------------

Medical - Wholesale Drug Distribution (0.24%)
Cardinal Health Inc
      5.62%, 10/ 2/2009 (a)(b)(c)                                          1,000                   1,000
                                                                                      -------------------

Mortgage Backed Securities (20.02%)
Adjustable Rate Mortgage Trust
      5.59%, 8/25/2036 (a)(b)                                              1,241                   1,246
Banc of America Alternative Loan Trust
      5.72%, 6/25/2036 (a)(b)                                                590                     589
Banc of America Commercial Mortgage Inc
      5.50%, 10/ 9/2009 (a)(b)(e)                                          4,000                   4,000
      6.85%, 4/15/2036                                                       300                     317
      5.31%, 10/10/2045 (a)                                                1,000                   1,003
Banc of America Funding Corp
      5.60%, 7/20/2036 (a)                                                 2,221                   2,225
Banc of America Large Loan
      5.61%, 2/ 9/2021 (a)(c)                                              1,050                   1,052
Bear Stearns Alt-A Trust
      5.48%, 11/25/2036 (a)(b)                                               799                     800
      5.49%, 4/25/2037 (a)(d)                                              1,943                   1,941
Bear Stearns Asset Backed Securities Inc
      5.55%, 4/25/2036 (a)                                                   215                     215
Bear Stearns Commercial Mortgage Securities Inc
      7.00%, 5/20/2030                                                       691                     723
Bella Vista Mortgage Trust
      5.62%, 1/22/2045 (a)                                                 2,263                   2,268
      5.57%, 5/20/2045 (a)                                                 1,706                   1,710
Citigroup/Deutsche Bank Commercial Mortgage Trust
      0.65%, 10/15/2048 (a)                                               39,510                     932
      0.04%, 12/11/2049 (a)(c)                                            12,783                     121
      0.56%, 12/11/2049 (a)(c)                                             8,170                     228
Countrywide Alternative Loan Trust
      5.74%, 12/25/2035 (a)(b)                                               644                     646
      5.49%, 6/25/2036 (a)(b)                                              3,000                   3,005
      5.60%, 6/25/2036 (a)(b)                                              1,302                   1,307
      5.38%, 11/25/2036 (a)                                                1,269                   1,269
      5.48%, 5/25/2037 (a)(e)                                              4,000                   4,000
      5.58%, 7/25/2046 (a)(b)                                              2,100                   2,108
      5.53%, 5/25/2047 (a)(d)                                              4,948                   4,944
Countrywide Asset-Backed Certificates
      5.59%, 1/25/2036 (a)(b)                                                250                     250
Countrywide Home Loan Mortgage Pass Through Certificates
      5.52%, 4/25/2046 (a)(b)                                              1,244                   1,243
CS First Boston Mortgage Securities Corp
      7.91%, 9/15/2041 (a)                                                 1,025                   1,085
G-Force LLC
      5.62%, 12/25/2039 (a)(b)(c)                                          1,000                   1,000
Greenpoint Mortgage Funding Trust
      5.63%, 10/25/2045 (a)                                                1,418                   1,422

Mortgage Backed Securities
Greenwich Capital Commercial Funding Corp
      0.51%, 3/10/2039 (a)(c)                                             54,872                   1,346
GSC Capital Corp Mortgage Trust
      5.58%, 2/25/2036 (a)                                                   788                     791
GSR Mortgage Loan Trust
      5.58%, 8/25/2046 (a)                                                   262                     263
Homebanc Mortgage Trust
      5.66%, 1/25/2036 (a)(b)                                              1,265                   1,270
Impac CMB Trust
      6.07%, 8/25/2033 (a)                                                    37                      37
      5.81%, 10/25/2034 (a)                                                   90                      90
      6.87%, 10/25/2034 (a)(b)                                               168                     169
      5.63%, 4/25/2035 (a)                                                   405                     405
      5.83%, 8/25/2035 (a)                                                   100                     101
      5.97%, 8/25/2035 (a)                                                    85                      84
Impac Secured Assets CMN Owner Trust
      5.49%, 9/25/2036 (a)                                                 1,500                   1,502
      5.48%, 3/25/2037 (a)(b)                                              1,600                   1,595
Indymac Index Mortgage Loan Trust
      5.55%, 4/25/2035 (a)                                                   211                     212
      5.62%, 8/25/2035 (a)                                                   440                     442
      5.50%, 1/25/2037 (a)                                                 1,460                   1,456
      5.56%, 4/25/2037 (a)(d)                                              4,000                   4,000
JP Morgan Alternative Loan Trust
      5.47%, 3/25/2037 (a)(b)                                              1,460                   1,460
JP Morgan Chase Commercial Mortgage Securities
      5.63%, 6/12/2041 (a)                                                 1,000                   1,013
      5.30%, 5/15/2047 (a)                                                 1,000                   1,001
JP Morgan Mortgage Trust
      5.30%, 7/25/2035                                                       960                     958
      5.87%, 1/25/2037                                                     1,363                   1,365
LB-UBS Commercial Mortgage Trust
      5.59%, 6/15/2031                                                       390                     396
Merrill Lynch Mortgage Trust
      5.84%, 5/12/2039 (a)                                                   620                     634
Merrill Lynch/Countrywide Commercial Mortgage Trust
      0.06%, 7/12/2046 (a)                                                17,289                     287
Morgan Stanley Capital I
      5.48%, 8/15/2019 (a)(b)(c)                                             679                     679
      5.92%, 12/20/2046 (a)(d)                                               200                     199
Residential Accredit Loans Inc
      5.47%, 2/25/2037 (a)(b)(d)                                           3,896                   3,896
      5.47%, 3/25/2047 (a)(b)                                              2,974                   2,974
Structured Asset Mortgage Investments I
      5.55%, 5/25/2045 (a)                                                 1,136                   1,138
Wachovia Bank Commercial Mortgage Trust
      0.67%, 12/15/2043 (a)(c)                                            27,519                   1,031
      4.52%, 5/15/2044                                                     2,680                   2,631
WaMu Mortgage Pass Through Certificates
      5.96%, 12/25/2027 (a)(b)                                             1,196                   1,197
      5.79%, 7/25/2044 (a)                                                   153                     153
      5.69%, 1/25/2045 (a)(b)                                                302                     302
      5.70%, 11/25/2045 (a)(b)                                             2,000                   2,006
      5.54%, 8/25/2046 (a)                                                 1,000                   1,004
Washington Mutual Alternative Mortgage
      5.60%, 6/25/2046 (a)(b)                                                863                     865

Mortgage Backed Securities
Washington Mutual Mortgage Pass Through Certificates
      5.50%, 1/25/2047 (a)                                                 3,807                   3,804
                                                                                      -------------------
                                                                                                  84,405
                                                                                      -------------------
Mortgage Securities (1.47%)
Ginnie Mae
      4.51%, 10/16/2028 (a)(d)                                               800                     787
      0.85%, 3/16/2047 (a)(d)                                              6,000                     393
Merrill Lynch Alternative Note Asset Trust
      5.53%, 4/25/2037 (a)(d)                                              5,000                   4,999
                                                                                      -------------------
                                                                                                   6,179
                                                                                      -------------------
Multimedia (0.81%)
Time Warner Inc
      6.15%, 5/ 1/2007                                                       350                     350
      5.59%, 11/13/2009 (a)                                                2,050                   2,054
Viacom Inc
      5.70%, 6/16/2009 (a)                                                 1,025                   1,028
                                                                                      -------------------
                                                                                                   3,432
                                                                                      -------------------
Office Automation & Equipment (0.09%)
Xerox Corp
      6.10%, 12/18/2009 (a)                                                  400                     403
                                                                                      -------------------

Oil - Field Services (0.99%)
BJ Services Co
      5.53%, 6/ 1/2008 (a)(b)                                              3,000                   3,002
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                                                   200                     201
      8.75%, 9/ 1/2011                                                       955                     988
                                                                                      -------------------
                                                                                                   4,191
                                                                                      -------------------
Oil & Gas Drilling (0.18%)
Transocean Inc
      5.55%, 9/ 5/2008 (a)                                                   750                     750
                                                                                      -------------------

Oil Company - Exploration & Production (0.90%)
Anadarko Petroleum Corp
      5.75%, 9/15/2009 (a)                                                   250                     251
Houston Exploration Co
      7.00%, 6/15/2013                                                       500                     502
Louis Dreyfus Natural Gas
      6.88%, 12/ 1/2007 (b)                                                  400                     403
Newfield Exploration Co
      7.45%, 10/15/2007                                                    2,500                   2,516
Vintage Petroleum Inc
      8.25%, 5/ 1/2012                                                       100                     104
                                                                                      -------------------
                                                                                                   3,776
                                                                                      -------------------
Oil Refining & Marketing (0.20%)
Giant Industries Inc
      11.00%, 5/15/2012                                                      300                     317
Premcor Refining Group Inc/The
      9.50%, 2/ 1/2013                                                       500                     538
                                                                                      -------------------
                                                                                                     855
                                                                                      -------------------
Optical Supplies (0.14%)
Bausch & Lomb Inc
      6.95%, 11/15/2007                                                      600                     603
                                                                                      -------------------


Paper & Related Products (0.12%)
Bowater Inc
      8.35%, 3/15/2010 (a)                                                   500                     503
                                                                                      -------------------

Publishing - Periodicals (0.18%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                                      100                     104
      12.13%, 11/15/2012                                                     600                     654
                                                                                      -------------------
                                                                                                     758
                                                                                      -------------------
Real Estate Operator & Developer (0.05%)
First Industrial LP
      7.60%, 5/15/2007 (b)                                                   200                     200
                                                                                      -------------------

Regional Banks (1.63%)
BAC Capital Trust XIII
      5.76%, 3/15/2043 (a)                                                 4,000                   3,960
Capital One Financial Corp
      5.62%, 9/10/2009 (a)                                                 1,900                   1,905
Fleet Capital Trust II
      7.92%, 12/11/2026                                                      500                     520
PNC Funding Corp
      5.50%, 1/31/2012 (a)(b)                                                500                     500
                                                                                      -------------------
                                                                                                   6,885
                                                                                      -------------------
REITS - Diversified (0.53%)
iStar Financial Inc
      5.90%, 3/16/2009 (a)                                                   725                     729
      5.69%, 9/15/2009 (a)                                                   500                     501
      5.69%, 3/ 9/2010 (a)                                                 1,000                   1,001
                                                                                      -------------------
                                                                                                   2,231
                                                                                      -------------------
REITS - Healthcare (0.11%)
Health Care Property Investors Inc
      5.80%, 9/15/2008 (a)                                                   250                     250
National Health Investors Inc
      7.30%, 7/16/2007                                                       200                     200
                                                                                      -------------------
                                                                                                     450
                                                                                      -------------------
REITS - Office Property (0.24%)
Crescent Real Estate Equities LP
      7.50%, 9/15/2007                                                       500                     501
HRPT Properties Trust
      5.95%, 3/16/2011 (a)(b)                                                500                     500
                                                                                      -------------------
                                                                                                   1,001
                                                                                      -------------------
REITS - Warehouse & Industrial (0.12%)
Prologis
      5.61%, 8/24/2009 (a)(b)                                                500                     501
                                                                                      -------------------

Rental - Auto & Equipment (0.45%)
Erac USA Finance Co
      5.60%, 4/30/2009 (a)(b)(c)                                           1,250                   1,253
      5.61%, 8/28/2009 (a)(c)                                                660                     662
                                                                                      -------------------
                                                                                                   1,915
                                                                                      -------------------
Retail - Building Products (0.17%)
Home Depot Inc
      5.47%, 12/16/2009 (a)(b)                                               700                     701
                                                                                      -------------------


Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
      8.13%, 4/ 1/2027 (b)                                                   500                     514
                                                                                      -------------------

Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
      9.14%, 12/ 1/2009 (a)(c)                                               250                     253
                                                                                      -------------------

Satellite Telecommunications (0.12%)
Intelsat Corp
      6.38%, 1/15/2008                                                       525                     525
                                                                                      -------------------

Savings & Loans - Thrifts (0.83%)
Washington Mutual Bank/Henderson NV
      5.56%, 2/ 4/2011 (a)                                                 1,000                   1,001
Washington Mutual Inc
      5.66%, 1/15/2010 (a)(b)                                                500                     501
      5.49%, 4/24/2037 (a)(d)(e)                                           2,000                   2,000
                                                                                      -------------------
                                                                                                   3,502
                                                                                      -------------------
Special Purpose Banks (0.25%)
Korea Development Bank
      5.76%, 10/20/2009 (a)(b)                                               380                     382
      5.49%, 4/ 3/2010 (a)                                                   665                     665
                                                                                      -------------------
                                                                                                   1,047
                                                                                      -------------------
Special Purpose Entity (0.47%)
Sirens BV
      7.31%, 4/13/2012 (a)(c)(d)                                           2,000                   2,000
                                                                                      -------------------

Steel - Producers (0.41%)
IPSCO Inc
      8.75%, 6/ 1/2013                                                       426                     458
Steel Dynamics Inc
      9.50%, 3/15/2009                                                       225                     230
United States Steel Corp
      9.75%, 5/15/2010                                                     1,000                   1,050
                                                                                      -------------------
                                                                                                   1,738
                                                                                      -------------------
Telecommunication Services (0.14%)
TELUS Corp
      7.50%, 6/ 1/2007 (b)                                                   580                     581
                                                                                      -------------------

Telephone - Integrated (0.88%)
Deutsche Telekom International Finance BV
      5.53%, 3/23/2009 (a)                                                   200                     200
LCI International Inc
      7.25%, 6/15/2007                                                     1,750                   1,750
Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                                                       250                     250
Telecom Italia Capital SA
      5.97%, 7/18/2011 (a)                                                   800                     806
Telefonica Emisiones SAU
      5.65%, 6/19/2009 (a)                                                   700                     703
                                                                                      -------------------
                                                                                                   3,709
                                                                                      -------------------
Television (0.12%)
CBS Corp
      5.63%, 5/ 1/2007                                                       500                     500
                                                                                      -------------------


Tools - Hand Held (0.12%)
Snap-On Inc
      5.48%, 1/12/2010 (a)                                                   500                     500
                                                                                      -------------------
TOTAL BONDS                                                                        $             291,414
                                                                                      -------------------
CONVERTIBLE BONDS (0.18%)
Retail - Auto Parts (0.18%)
PEP Boys-Manny Moe & Jack
      4.25%, 6/ 1/2007                                                       750                     747
                                                                                      -------------------
TOTAL CONVERTIBLE BONDS                                                            $                 747
                                                                                      -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (56.49%)
U.S. Treasury Inflation-Indexed Obligations (56.49%)
      3.88%, 1/15/2009 (f)                                                 4,386                   4,533
      4.25%, 1/15/2010 (f)                                                 8,195                   8,701
      0.88%, 4/15/2010                                                     8,787                   8,507
      3.50%, 1/15/2011 (f)                                                13,446                  14,195
      2.38%, 4/15/2011 (f)                                                 9,432                   9,562
      3.38%, 1/15/2012 (f)                                                 7,501                   7,961
      3.00%, 7/15/2012 (f)                                                16,615                  17,433
      1.88%, 7/15/2013 (f)                                                13,601                  13,443
      2.00%, 1/15/2014 (f)                                                12,550                  12,443
      2.00%, 7/15/2014 (f)                                                13,322                  13,210
      1.63%, 1/15/2015 (f)                                                14,217                  13,670
      1.88%, 7/15/2015 (f)                                                13,271                  12,987
      2.00%, 1/15/2016 (f)                                                13,734                  13,534
      2.50%, 7/15/2016 (f)                                                10,913                  11,205
      2.38%, 1/15/2017 (f)                                                 3,265                   3,316
      2.38%, 1/15/2025 (f)                                                22,288                  22,406
      2.00%, 1/15/2026 (f)                                                10,607                  10,070
      2.38%, 1/15/2027 (f)                                                 8,734                   8,798
      3.63%, 4/15/2028 (f)                                                15,539                  18,890
      3.88%, 4/15/2029 (f)                                                 8,572                  10,860
      3.38%, 4/15/2032 (f)                                                 1,972                   2,398
                                                                                      -------------------
                                                                                                 238,122
                                                                                      -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                              $             238,122
                                                                                      -------------------
SHORT TERM INVESTMENTS (2.53%)
Commercial Paper (0.41%)
ConocoPhilipps
      5.35%, 5/ 1/2007 (b)                                                 1,750                   1,750
                                                                                      -------------------

Repurchase Agreements (2.12%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07
maturing 05/01/07                                                          8,920                   8,920
(collateralized by U.S.
Government Agency Issues; $9,188,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                      -------------------

TOTAL SHORT TERM INVESTMENTS                                                       $              10,670
                                                                                      -------------------
MONEY MARKET FUNDS (7.28%)
Money Center Banks (7.28%)
BNY Institutional Cash Reserve Fund (b)                                   30,702                  30,702
                                                                                      -------------------
TOTAL MONEY MARKET FUNDS                                                           $              30,702
                                                                                      -------------------
Total Investments                                                                  $             571,655
Liabilities in Excess of Other Assets, Net - (35.61)%                                          (150,101)
                                                                                      -------------------
TOTAL NET ASSETS - 100.00%                                                         $             421,554
                                                                                      ===================
                                                                                      -------------------

                                                                                      ===================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $22,324 or 5.30% of net assets.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $30,158 or 7.15% of net assets.

(e)  Non-Income Producing Security

(f)  Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $             1,044
Unrealized Depreciation                                           (2,054)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                        (1,010)
Cost for federal income tax purposes                              572,665
All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                    Unrealized
                                                  Notional        Appreciation/
Description                                        Amount         (Depreciation)
--------------------- ------------------------------------------ ---------------
Receive a monthly return equal to a 2.50% U.S.
Treasury Inflation Index Obligation and pay
semi-annually a floating                         $   7,000      $       (48)
rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires June 2007.


Receive a monthly return equal to the Lehman
ERISA Eligible CMBS Index and pay monthly a
floating rate based on                              1,000               (1)
1-month LIBOR less 10 basis points with
Wachovia Bank.  Expires April 2007.


Receive a quarterly return equal to a 1.875%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 8,000                26
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires May
2007.


Receive a quarterly return equal to a 2.000%
U.S. Treasury Inflation Index Obligation and
pay quarterly a floating                            4,800                19
rate based on 3-month LIBOR less 3 basis points with Morgan Stanley. Expires July 2007.


Receive a quarterly return equal to a 2.38%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 7,000                42
floating rate based on 3-month LIBOR less
6 basis points with Morgan Stanley.  Expires
August 2007.


Receive a quarterly return equal to a 3.000%
U.S. Treasury Inflation Index Obligation and
pay quarterly a floating                            4,500                14
rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires July 2007.


Receive a quarterly return equal to a 3.38%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a
floating rate based on interpolation between
1-month LIBOR and 2-month LIBOR less 6 basis        2,000              (57)
points with Morgan
Stanley. Expires May 2007.



Receive a semi-annual return equal to a 0.88%
U.S. Treasury Inflation Index Obligation and
pay monthly a floating                             20,000                88
rate based on 1-month LIBOR less 2 basis points with Merrill Lynch. Expires September
2007.


Receive a semi-annual return equal to a 1.625%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 8,000                35
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires June
2007.


Receive a semi-annual return equal to a 1.875%
U.S. Treasury Inflation Index Obligation and
pay monthly a floating                              4,600                41
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch. Expires May 2007.


Receive a semi-annual return equal to a 2.00%
U.S. Treasury Inflation Index Obligation and
pay monthly a floating                              2,400                27
rate based on 1-month LIBOR less 2 basis points with Merrill Lynch. Expires August 2007.


Receive a semi-annual return equal to a 2.00%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 8,500               131
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires
August 2007.


Receive a semi-annual return equal to a 2.00%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 8,400               298
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires July
2007.


Receive a semi-annual return equal to a 2.00%
U.S.Treasury  Inflation Index Obligation and
pay semi-annually a                                 9,000               219
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires July
2007.


Receive a semi-annual return equal to a 2.375%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 7,100             (218)
floating rate based on 3-month LIBOR less 4 basis points with Morgan Stanley. Expires May
2007.


Receive a semi-annual return equal to a 2.38%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 7,000                 6
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires
September 2007.


Receive a semi-annual return equal to a 3.375%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 1,500              (84)
floating rate based on 3-month LIBOR less 8 basis points with Morgan Stanley. Expires May
2007.


Receive a semi-annual return equal to a 3.63%
U.S. Treasury Inflation Index Obligation and
pay monthly a floating                              3,750             (136)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch. Expires May 2007.


Receive a semi-annual return equal to a 3.88%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                10,000             (397)
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires
September 2007.


Receive a semi-annual return equal to a 3.88%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 1,600              (46)
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires
September 2007.


Receive a semi-annual return equal to a 3.88%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 9,500                48
floating rate based on 3-month LIBOR less 6 basis points with Morgan Stanley. Expires
September 2007.


Receive a semi-annual return equal to a 4.25%
U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                 5,000               110
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires
August 2007.


All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- ---------------------
Sector                             Percent
--------------------- ---------------------
Government                          56.53%
Mortgage Securities                 24.58%
Financial                           21.30%
Asset Backed                        14.89%
Securities
Communications                       4.44%
Energy                               2.69%
Industrial                           2.55%
Consumer,                            2.44%
Non-cyclical
Utilities                            2.24%
Consumer, Cyclical                   2.01%
Basic Materials                      1.07%
Technology                           0.87%
Liabilities in                   (-35.61%)
Excess of Other
Assets, Net
                              -------------
TOTAL NET ASSETS                   100.00%
                              =============

Other Assets Summary (unaudited)
--------------------- -----------------------
Asset Type                           Percent
--------------------- -----------------------
Total Return Swaps                     0.50%


Schedule of Investments

April 30, 2007 (unaudited)
International Emerging Markets Fund

                                                       Shares Held           Value (000's)
COMMON STOCKS (93.19%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                73,093   $                   -
                                                                       -------------------

Agricultural Operations (0.59%)
Astra Agro Lestari Tbk PT                               3,074,000                   5,330
                                                                       -------------------

Airlines (0.92%)
Korean Air Lines Co Ltd                                    77,009                   3,648
Thai Airways International Public Ltd (a)(b)              972,000                   1,307
Turk Hava Yollari Anonium Orkakligi (a)                   538,361                   3,314
                                                                       -------------------
                                                                                    8,269
                                                                       -------------------
Airport Development & Maintenance (0.24%)
Grupo Aeroportuario ADR (a)                                73,708                   2,155
                                                                       -------------------

Apparel Manufacturers (0.42%)
Youngone Corp                                             694,510                   3,745
                                                                       -------------------

Applications Software (1.63%)
Infosys Technologies Ltd ADR (c)                          161,455                   8,452
Tata Consultancy Services Ltd                             202,538                   6,225
                                                                       -------------------
                                                                                   14,677
                                                                       -------------------
Auto - Car & Light Trucks (0.80%)
Denway Motors Ltd                                      11,080,000                   4,448
Hyundai Motor Co                                           42,746                   2,723
                                                                       -------------------
                                                                                    7,171
                                                                       -------------------
Auto - Medium & Heavy Duty Trucks (0.62%)
Mahindra & Mahindra Ltd                                   294,595                   5,562
                                                                       -------------------

Auto/Truck Parts & Equipment - Original (0.31%)
UMW Holdings Bhd                                          841,300                   2,803
                                                                       -------------------

Beverages - Wine & Spirits (0.42%)
United Spirits Ltd                                        180,547                   3,782
                                                                       -------------------

Brewery (0.20%)
Compania Cervecerias Unidas SA                            255,066                   1,796
                                                                       -------------------

Broadcasting Services & Programming (0.69%)
Grupo Televisa SA ADR (c)                                 220,662                   6,190
                                                                       -------------------

Building - Heavy Construction (0.71%)
YTL Corp Bhd                                            2,983,400                   6,364
                                                                       -------------------

Building - Residential & Commercial (0.53%)
Consorcio ARA SAB de CV                                 1,547,139                   2,529
Tecnisa SA                                                403,808                   2,236
                                                                       -------------------
                                                                                    4,765
                                                                       -------------------

Building & Construction - Miscellaneous (0.99%)
Murray & Roberts Holdings Ltd                           1,029,478                   8,877
                                                                       -------------------

Building Products - Cement & Aggregate (1.01%)
Cemex SAB de CV (a)                                     2,801,918                   9,098
                                                                       -------------------

Casino Hotels (0.50%)
Genting Bhd                                             1,815,430                   4,509
                                                                       -------------------

Cellular Telecommunications (5.23%)
America Movil SA de CV ADR                                379,442                  19,932
China Mobile Ltd                                        1,380,962                  12,614
Mobile Telesystems OJSC ADR                               144,479                   7,961
Partner Communications                                    235,226                   3,866
SK Telecom Co Ltd                                          12,515                   2,642
                                                                       -------------------
                                                                                   47,015
                                                                       -------------------
Chemicals - Diversified (0.31%)
Israel Chemicals Ltd                                      364,668                   2,805
                                                                       -------------------

Coal (0.21%)
China Shenhua Energy Co Ltd                               748,000                   1,868
                                                                       -------------------

Commercial Banks (10.83%)
Banco do Brasil SA                                        127,500                   4,397
Banco Santander Chile SA ADR                               72,215                   3,567
Bank Millennium SA                                      1,296,234                   5,093
Bank of India                                             616,450                   2,879
Bank Pekao SA                                              44,146                   4,177
Bank Rakyat Indonesia                                  14,180,500                   8,196
Bumiputra-Commerce Holdings Bhd                         1,392,600                   4,395
China Construction Bank Corp (d)                       18,314,000                  11,191
China Merchants Bank Co Ltd (a)                         1,448,000                   3,565
FirstRand Ltd                                           2,069,749                   7,391
Kookmin Bank                                               55,057                   4,939
Mizrahi Tefahot Bank Ltd                                  564,491                   4,206
PT Bank Central Asia Tbk                                7,005,500                   4,088
Raiffeisen International Bank Holding AS                   42,237                   5,927
Sberbank                                                    3,314                  13,140
Standard Bank Group Ltd                                   649,307                  10,195
                                                                       -------------------
                                                                                   97,346
                                                                       -------------------
Computers (0.82%)
Acer Inc (a)                                            2,342,000                   4,471
Quanta Computer Inc                                     2,008,000                   2,893
                                                                       -------------------
                                                                                    7,364
                                                                       -------------------
Computers - Peripheral Equipment (0.37%)
AmTRAN Technology Co Ltd (a)                            3,725,000                   3,343
                                                                       -------------------

Diversified Financial Services (2.60%)
First Financial Holding Co Ltd                          2,499,000                   1,725
Mega Financial Holding Co Ltd                           3,654,000                   2,331
Shin Kong Financial Holding Co Ltd                      2,790,940                   2,597
Shinhan Financial Group Co Ltd                            191,111                  10,860
Woori Finance Holdings Co Ltd                             232,600                   5,822
                                                                       -------------------
                                                                                   23,335
                                                                       -------------------
Diversified Minerals (0.69%)
Antofagasta PLC                                           578,085                   6,213
                                                                       -------------------


Diversified Operations (2.61%)
Alfa SAB de CV                                            377,580                   2,827
Barloworld Ltd                                             96,237                   2,695
Citic Pacific Ltd                                       1,732,000                   6,543
Grupo Carso SA de CV                                    1,142,300                   4,538
GS Holdings Corp                                          150,280                   6,853
                                                                       -------------------
                                                                                   23,456
                                                                       -------------------
Electric - Generation (1.36%)
CEZ                                                        18,520                     906
China Resources Power Holdings Co                       2,302,000                   4,108
Glow Energy PCL (b)                                     3,918,627                   3,634
Huaneng Power International Inc                         3,470,000                   3,531
                                                                       -------------------
                                                                                   12,179
                                                                       -------------------
Electric - Integrated (1.39%)
Cia Paranaense de Energia                             322,268,783                   4,005
Korea Electric Power Corp                                  90,260                   3,680
Unified Energy System                                      36,908                   4,816
                                                                       -------------------
                                                                                   12,501
                                                                       -------------------
Electric Products - Miscellaneous (0.49%)
LG Electronics Inc                                         64,917                   4,365
                                                                       -------------------

Electronic Components - Miscellaneous (1.39%)
HON HAI Precision Industry Co Ltd                       1,882,750                  12,518
                                                                       -------------------

Electronic Components - Semiconductors (4.00%)
Hynix Semiconductor Inc (a)(c)                            236,105                   8,129
MediaTek Inc                                              436,950                   5,482
Samsung Electronics Co Ltd                                 31,790                  19,602
Sonix Technology Co Ltd                                 1,106,000                   2,689
                                                                       -------------------
                                                                                   35,902
                                                                       -------------------
Finance - Consumer Loans (0.43%)
African Bank Investments Ltd                              795,779                   3,840
                                                                       -------------------

Finance - Investment Banker & Broker (0.52%)
Daewoo Securities Co Ltd (c)                              168,770                   3,689
President Securities Corp                               1,946,000                   1,008
                                                                       -------------------
                                                                                    4,697
                                                                       -------------------
Finance - Other Services (1.05%)
Grupo Financiero Banorte SAB de CV                      2,168,800                   9,428
                                                                       -------------------

Food - Dairy Products (0.47%)
Wimm-Bill-Dann Foods OJSC ADR (c)                          52,528                   4,234
                                                                       -------------------

Food - Retail (0.90%)
Shoprite Holdings Ltd                                   1,801,079                   8,116
                                                                       -------------------

Gas - Distribution (0.47%)
Korea Gas Corp                                            101,710                   4,217
                                                                       -------------------

Home Furnishings (0.30%)
Lewis Group Ltd                                           261,642                   2,688
                                                                       -------------------

Independent Power Producer (0.01%)
YTL Power International                                   143,197                      94
                                                                       -------------------

Life & Health Insurance (1.57%)
Cathay Financial Holding Co Ltd                           525,449                   1,069
Life & Health Insurance
China Life Insurance Co Ltd                             1,096,000                   3,426
Sanlam Ltd                                              2,849,917                   9,611
                                                                       -------------------
                                                                                   14,106
                                                                       -------------------
Machinery - General Industry (0.34%)
Industrias CH SA (a)                                      689,085                   3,096
                                                                       -------------------

Medical - Drugs (0.54%)
Dr Reddys Laboratories Ltd ADR (c)                        283,559                   4,852
                                                                       -------------------

Medical - Generic Drugs (0.31%)
Teva Pharmaceutical Industries Ltd ADR                     72,686                   2,785
                                                                       -------------------

Medical - HMO (0.24%)
Odontoprev SA                                              93,810                   2,115
                                                                       -------------------

Metal - Aluminum (0.42%)
Aluminum Corp of China Ltd (c)                          3,176,000                   3,772
                                                                       -------------------

Metal - Diversified (1.13%)
MMC Norilsk Nickel ADR (c)                                 52,668                  10,178
                                                                       -------------------

Metal Processors & Fabrication (0.56%)
Catcher Technology Co Ltd                                 651,339                   5,005
                                                                       -------------------

Multi-Line Insurance (0.23%)
Porto Seguro SA                                            58,980                   2,030
                                                                       -------------------

Non-Ferrous Metals (0.59%)
International Nickel Indonesia Tbk PT                     797,352                   5,337
                                                                       -------------------

Oil Company - Exploration & Production (3.28%)
Oao Gazprom (a)(b)(d)                                      23,609                   2,320
Oao Gazprom (a)                                           593,244                  23,314
Oil & Natural Gas Corp Ltd                                172,013                   3,816
                                                                       -------------------
                                                                                   29,450
                                                                       -------------------
Oil Company - Integrated (6.42%)
China Petroleum & Chemical Corp                        16,630,000                  14,627
LUKOIL ADR                                                233,102                  18,077
PetroChina Co Ltd                                       3,002,807                   3,420
Petroleo Brasileiro SA ADR                                197,371                  19,980
Sasol Ltd                                                  44,384                   1,535
                                                                       -------------------
                                                                                   57,639
                                                                       -------------------
Oil Refining & Marketing (2.14%)
Reliance Industries Ltd                                   342,249                  12,971
Thai Oil Public (a)(b)                                    936,900                   1,765
Tupras Turkiye Petrol Rafinerileri AS                     217,363                   4,460
                                                                       -------------------
                                                                                   19,196
                                                                       -------------------
Paper & Related Products (0.23%)
Suzano Papel e Celulose SA                                193,276                   2,040
                                                                       -------------------

Petrochemicals (1.35%)
Formosa Chemicals & Fibre Corp                          3,855,000                   7,174
LG Petrochemical Co Ltd                                   147,190                   4,981
                                                                       -------------------
                                                                                   12,155

                                                                       -------------------

Pharmacy Services (0.17%)
Profarma Distribuidora de Produtos Farmacenticos SA (      98,835                   1,489
                                                                       -------------------

Platinum (1.88%)
Anglo Platinum Ltd                                         56,795                   9,215
Impala Platinum Holdings Ltd                              235,614                   7,679
                                                                       -------------------
                                                                                   16,894
                                                                       -------------------
Power Converter & Supply Equipment (0.23%)
Delta Electronics Inc                                     649,650                   2,038
                                                                       -------------------

Property & Casualty Insurance (1.51%)
Dongbu Insurance Co Ltd                                   197,210                   5,794
LIG Non-Life Insurance Co Ltd                             207,950                   3,518
PICC Property & Casualty Co Ltd (a)(c)                  7,008,000                   4,220
                                                                       -------------------
                                                                                   13,532
                                                                       -------------------
Public Thoroughfares (0.06%)
Road King Infrastructure                                  311,888                     522
                                                                       -------------------

Real Estate Operator & Developer (2.86%)
Huaku Construction Corp                                 1,408,000                   2,958
Huang Hsiang Construction Co                            1,349,047                   3,199
Iguatemi Empresa de Shopping Centers SA                   164,869                   2,609
Rodobens Negocios Imobiliarios SA (a)                     308,027                   3,003
Shenzhen Investment Ltd                                16,286,000                   9,723
Sistema-Hals (a)(b)(c)                                    279,699                   4,209
                                                                       -------------------
                                                                                   25,701
                                                                       -------------------
Retail - Hypermarkets (0.28%)
Organizacion Soriana SAB de CV                            773,106                   2,488
                                                                       -------------------

Retail - Major Department Store (1.05%)
Grupo Famsa SA (a)                                        276,987                   1,669
Hyundai Department Store Co Ltd                            55,104                   5,677
Parkson Retail Group Ltd (c)                              299,000                   2,133
                                                                       -------------------
                                                                                    9,479
                                                                       -------------------
Retail - Miscellaneous/Diversified (1.56%)
Dufry South America Ltd (a)                               169,825                   3,219
Massmart Holdings Ltd                                     464,280                   6,457
Woolworths Holdings Ltd                                 1,291,954                   4,372
                                                                       -------------------
                                                                                   14,048
                                                                       -------------------
Rubber & Vinyl (0.29%)
TSRC Corp (a)                                           2,948,000                   2,619
                                                                       -------------------

Semiconductor Component - Integrated Circuits (2.47%)
Powertech Technology Inc                                1,372,000                   5,148
Siliconware Precision Industries Co                     3,575,000                   6,868
Taiwan Semiconductor Manufacturing Co Ltd               4,953,227                  10,214
                                                                       -------------------
                                                                                   22,230
                                                                       -------------------
Shipbuilding (0.58%)
Hyundai Heavy Industries                                   20,638                   5,243
                                                                       -------------------

Steel - Producers (4.27%)
Angang Steel Co Ltd (c)                                 2,920,000                   5,644
China Steel Corp                                        6,682,000                   7,582
Evraz Group SA (b)                                        106,423                   3,751
Maanshan Iron & Steel                                   4,990,000                   3,477
Mittal Steel South Africa Ltd                             263,433                   4,778
POSCO ADR (c)                                              91,827                   9,618
Steel - Producers
Usinas Siderurgicas de Minas Gerais SA                     62,374                   3,470
                                                                       -------------------
                                                                                   38,320
                                                                       -------------------
Steel - Specialty (0.21%)
Gloria Material Technology Corp                         1,231,000                   1,844
                                                                       -------------------

Steel Pipe & Tube (0.43%)
Confab Industrial SA (a)                                  538,565                   1,896
TMK OAO (a)                                                53,891                   1,967
                                                                       -------------------
                                                                                    3,863
                                                                       -------------------
Telecommunication Services (0.77%)
Citic 1616 Holdings Ltd (a)                                86,600                      38
Digi.Com BHD                                              710,646                   4,237
Telekomunikasi Indonesia Tbk PT                         2,290,000                   2,647
                                                                       -------------------
                                                                                    6,922

                                                                       -------------------
Telephone - Integrated (2.68%)
Carso Global Telecom SA de CV (a)                       1,132,900                   5,153
GVT Holding SA (a)                                        188,620                   2,428
Telecom Argentina SA ADR (a)                              105,607                   2,382
Telecom Egypt                                           1,496,035                   4,187
Telefonos de Mexico SA de CV ADR (c)                       96,337                   3,289
Telkom SA Ltd                                             271,063                   6,664
                                                                       -------------------
                                                                                   24,103
                                                                       -------------------
Textile - Products (0.32%)
Nishat Mills Ltd                                        1,517,500                   2,855
                                                                       -------------------

Tobacco (0.60%)
KT&G Corp                                                  75,283                   5,426
                                                                       -------------------

Transport - Marine (3.56%)
Pacific Basin Shipping Ltd                              7,967,000                   8,005
Sincere Navigation                                      5,043,000                   7,705
STX Pan Ocean Co Ltd                                    7,964,000                   7,863
U-Ming Marine Transport Corp                            4,539,000                   8,420
Wan Hai Lines Ltd                                               1                       -
                                                                       -------------------
                                                                                   31,993
                                                                       -------------------
Water (0.40%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)    26,160,000                   3,621
                                                                       -------------------

Water Treatment Systems (0.30%)
Woongjin Coway Co Ltd                                      80,800                   2,721
                                                                       -------------------

Web Portals (0.33%)
LG Dacom Corp (c)                                         119,080                   2,942
                                                                       -------------------
TOTAL COMMON STOCKS                                                 $             837,266
                                                                       -------------------
PREFERRED STOCKS (4.85%)
Airlines (0.41%)
Tam SA                                                    141,400                   3,673
                                                                       -------------------

Commercial Banks (0.98%)
Banco Bradesco SA                                         413,258                   8,810
                                                                       -------------------

Diversified Minerals (2.00%)
Cia Vale do Rio Doce                                      521,010                  17,943
                                                                       -------------------


Diversified Operations (0.67%)
Bradespar SA (a)                                          102,600                   3,372
Investimentos Itau SA (a)                                 485,100                   2,658
                                                                       -------------------
                                                                                    6,030
                                                                       -------------------
Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                     4,384                      27
                                                                       -------------------

Steel - Producers (0.79%)
Gerdau SA                                                 183,589                   3,706
Usinas Siderurgicas de Minas Gerais SA                     72,900                   3,410
                                                                       -------------------
                                                                                    7,116
                                                                       -------------------
TOTAL PREFERRED STOCKS                                              $              43,599
                                                                       -------------------
                                                          Principal
                                                       Amount (000's)          Value (000'
SHORT TERM INVESTMENTS (1.68%)
Repurchase Agreements (1.68%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07
maturing 05/01/07                                      15,069                  15,069
(collateralized by U.S.
Government Agency Issues; $15,521,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                   -------------------

TOTAL SHORT TERM INVESTMENTS                                    $              15,069
                                                                   -------------------
MONEY MARKET FUNDS (5.51%)
Money Center Banks (5.51%)
BNY Institutional Cash Reserve Fund (e)                49,509                  49,509
                                                                   -------------------
TOTAL MONEY MARKET FUNDS                                        $              49,509
                                                                   -------------------
Total Investments                                               $             945,443
Liabilities in Excess of Other Assets, Net - (5.23)%                         (46,979)
                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                      $             898,464
                                                                   ===================
                                                                   -------------------

                                                                   ===================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $16,986 or 1.89% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,511 or 1.50% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $           122,756
Unrealized Depreciation                                           (13,776)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                         108,980
Cost for federal income tax purposes                               836,309
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------- ------ -----------------
Country                                                            Percent
--------------------- ---------------------------- ------ -----------------
Korea, Republic Of                                                  15.44%
Taiwan, Province Of                                                 12.34%
China
Brazil                                                              11.01%
South Africa                                                        10.48%
Russian Federation                                                  10.46%
Mexico                                                               8.06%
United States                                                        7.19%
China                                                                6.77%
India                                                                5.40%
Hong Kong                                                            5.12%
Indonesia                                                            2.85%
Malaysia                                                             2.49%
Israel                                                               1.52%
Poland                                                               1.03%
Turkey                                                               0.86%
Thailand                                                             0.75%
United Kingdom                                                       0.69%
Austria                                                              0.66%
Chile                                                                0.60%
Egypt                                                                0.47%
Bermuda                                                              0.36%
Pakistan                                                             0.32%
Argentina                                                            0.26%
Czech Republic                                                       0.10%
Liabilities in                                                    (-5.23%)
Excess of Other
Assets, Net
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================


Schedule of Investments

April 30, 2007 (unaudited)
International Growth Fund

                                                          Shares Held           Value (000's)
COMMON STOCKS (99.26%)
Advertising Services (0.40%)
WPP Group PLC                                                    494,205   $               7,372
                                                                              -------------------

Agricultural Chemicals (1.14%)
Agruim Inc (a)                                                   130,100                   5,043
Potash Corp of Saskatchewan (a)                                   59,000                  10,568
Yara International ASA                                           187,098                   5,511
                                                                              -------------------
                                                                                          21,122
                                                                              -------------------
Airlines (0.74%)
Air France-KLM                                                   133,744                   6,859
British Airways PLC (a)                                          672,207                   6,835
                                                                              -------------------
                                                                                          13,694
                                                                              -------------------
Apparel Manufacturers (0.51%)
Esprit Holdings Ltd                                              772,500                   9,431
                                                                              -------------------

Appliances (0.42%)
Indesit Co SpA                                                   327,324                   7,705
                                                                              -------------------

Applications Software (0.34%)
TomTom NV (a)(b)                                                 147,354                   6,268
                                                                              -------------------

Auto - Car & Light Trucks (1.77%)
Bayerische Motoren Werke AG                                      118,529                   7,353
Toyota Motor Corp                                                412,800                  25,289
                                                                              -------------------
                                                                                          32,642
                                                                              -------------------
Auto/Truck Parts & Equipment - Original (0.55%)
Aisin Seiki Co Ltd                                               166,400                   5,515
Nippon Seiki Co Ltd                                              218,000                   4,707
                                                                              -------------------
                                                                                          10,222
                                                                              -------------------
Brewery (1.02%)
Heineken NV (b)                                                  150,780                   8,095
InBev NV (b)                                                     136,093                  10,660
                                                                              -------------------
                                                                                          18,755
                                                                              -------------------
Building - Heavy Construction (1.13%)
Aker Kvaerner ASA                                                233,000                   5,551
Vinci SA (b)                                                      94,660                  15,314
                                                                              -------------------
                                                                                          20,865
                                                                              -------------------
Building - Residential & Commercial (0.38%)
Kaufman & Broad SA                                                92,503                   7,069
                                                                              -------------------

Building & Construction - Miscellaneous (0.90%)
Bouygues SA (b)                                                   85,953                   6,883
Peab AB                                                          301,600                   9,678
                                                                              -------------------
                                                                                          16,561
                                                                              -------------------
Building & Construction Products - Miscellaneous (0.41%)
Kingspan Group Plc                                               269,219                   7,570
                                                                              -------------------

Building Products - Cement & Aggregate (1.21%)
Buzzi Unicem SpA                                                 192,091                   6,205

Building Products - Cement & Aggregate
Holcim Ltd                                                        80,961                   8,735
Lafarge SA                                                        44,742                   7,308
                                                                              -------------------
                                                                                          22,248
                                                                              -------------------
Chemicals - Diversified (2.67%)
Akzo Nobel NV (b)                                                127,179                  10,207
BASF AG                                                          126,827                  15,137
Bayer AG (b)                                                     186,600                  12,824
Shin-Etsu Chemical Co Ltd                                        169,900                  11,048
                                                                              -------------------
                                                                                          49,216
                                                                              -------------------
Chemicals - Specialty (0.20%)
SGL Carbon AG (a)                                                 93,527                   3,682
                                                                              -------------------

Commercial Banks (11.98%)
Allied Irish Banks PLC                                           220,267                   6,700
Anglo Irish Bank Corp PLC                                        433,126                   9,793
Australia & New Zealand Banking Group Ltd                        553,265                  14,061
Banco Santander Central Hispano SA (b)                           326,174                   5,871
Bank of Novia Scotia (a)(b)                                      181,600                   8,736
Barclays PLC                                                     727,016                  10,576
Chiba Bank Ltd/The                                               588,000                   4,901
Deutsche Bank AG                                                  70,840                  10,963
Fortis                                                           276,838                  12,527
HBOS PLC                                                         934,282                  20,233
KBC Groep NV (b)                                                  63,633                   8,464
Mitsubishi UFJ Financial Group Inc                                 1,067                  11,163
Mizuho Financial Group Inc                                         1,319                   7,992
Raiffeisen International Bank Holding AS                          18,544                   2,602
Royal Bank of Canada (a)(b)                                      220,800                  11,503
Royal Bank of Scotland Group PLC                                 249,306                   9,622
Shinsei Bank Ltd                                               1,819,000                   7,871
Sumitomo Mitsui Financial Group Inc                                2,004                  17,611
Sumitomo Trust & Banking Co Ltd/The                              488,000                   4,811
Swedbank AB                                                      189,000                   7,363
UniCredito Italiano SpA                                        1,925,980                  19,922
United Overseas Bank Ltd (b)                                     552,000                   7,775
                                                                              -------------------
                                                                                         221,060
                                                                              -------------------
Computer Services (0.37%)
Computershare Ltd                                                786,913                   6,830
                                                                              -------------------

Computers (0.36%)
Wincor Nixdorf AG                                                 67,098                   6,584
                                                                              -------------------

Computers - Peripheral Equipment (0.34%)
Logitech International SA (a)                                    228,473                   6,262
                                                                              -------------------

Dialysis Centers (0.36%)
Fresenius Medical Care AG & Co KGaA                               44,348                   6,687
                                                                              -------------------

Distribution & Wholesale (0.53%)
Inchcape Plc                                                     392,950                   4,487
Matsuda Sangyo Co Ltd (b)                                        216,600                   5,248
                                                                              -------------------
                                                                                           9,735
                                                                              -------------------
Diversified Financial Services (0.35%)
Woori Finance Holdings Co Ltd                                    259,050                   6,484
                                                                              -------------------


Diversified Manufacturing Operations (1.75%)
Charter PLC (a)                                                  445,458                   9,179
Siemens AG                                                       190,120                  23,153
                                                                              -------------------
                                                                                          32,332
                                                                              -------------------
Diversified Minerals (1.76%)
BHP Billiton Ltd                                                 293,556                   7,195
BHP Billiton PLC                                                 178,064                   4,020
Ludin Mining Corp (a)(b)                                         424,717                   5,208
Paladin Resources Ltd (a)(b)                                     761,614                   6,073
Xstrata PLC                                                      189,740                  10,020
                                                                              -------------------
                                                                                          32,516
                                                                              -------------------
Diversified Operations (0.39%)
Jardine Matheson Holdings Ltd (a)                                308,576                   7,221
                                                                              -------------------

Electric - Integrated (3.03%)
E.ON AG                                                          127,313                  19,255
Enel SpA                                                         930,457                  10,596
Fortis Inc (b)                                                   159,100                   4,048
International Power PLC                                        1,201,871                  10,581
RWE AG                                                            38,324                   4,070
Union Fenosa SA                                                  133,904                   7,350
                                                                              -------------------
                                                                                          55,900
                                                                              -------------------
Electric - Transmission (0.74%)
National Grid PLC                                                864,139                  13,591
                                                                              -------------------

Electric Products - Miscellaneous (0.32%)
Casio Computer Co Ltd                                            290,700                   5,900
                                                                              -------------------

Electronic Components - Miscellaneous (0.45%)
Chemring Group PLC                                               198,310                   8,213
                                                                              -------------------

Electronic Components - Semiconductors (1.18%)
Samsung Electronics Co Ltd                                        26,541                  16,366
Sumco Corp                                                       123,800                   5,429
                                                                              -------------------
                                                                                          21,795
                                                                              -------------------
Engineering - Research & Development Services (1.27%)
ABB Ltd                                                          392,433                   7,961
Keller Group PLC                                                 301,458                   6,073
WorleyParsons Ltd                                                414,279                   9,462
                                                                              -------------------
                                                                                          23,496

                                                                              -------------------
E-Services - Consulting (0.43%)
Ementor ASA (a)                                                  876,250                   7,916
                                                                              -------------------

Feminine Health Care Products (0.36%)
Hengan International Group Co Ltd (b)                          2,096,000                   6,699
                                                                              -------------------

Filtration & Separation Products (0.48%)
Alfa Laval AB (b)                                                143,900                   8,870
                                                                              -------------------

Finance - Investment Banker & Broker (1.49%)
Babcock & Brown Ltd                                              310,002                   7,634
Macquarie Bank Ltd                                               162,023                  11,707
UBS AG                                                           123,744                   8,110
                                                                              -------------------
                                                                                          27,451
                                                                              -------------------

Finance - Leasing Company (0.45%)
ORIX Corp                                                         31,180                   8,390
                                                                              -------------------

Finance - Other Services (1.25%)
Deutsche Boerse AG                                                50,245                  11,818
Man Group Plc                                                    996,017                  11,253
                                                                              -------------------
                                                                                          23,071
                                                                              -------------------
Fisheries (0.57%)
Cermaq ASA (b)                                                   263,700                   4,654
Nippon Suisan Kaisha Ltd                                         913,000                   5,899
                                                                              -------------------
                                                                                          10,553
                                                                              -------------------
Food - Dairy Products (0.35%)
Meiji Dairies Corp                                               800,000                   6,428
                                                                              -------------------

Food - Miscellaneous/Diversified (2.21%)
Groupe Danone (b)                                                 82,595                  13,655
Nestle SA (b)                                                     46,687                  18,545
Orkla ASA (b)                                                    534,100                   8,600
                                                                              -------------------
                                                                                          40,800
                                                                              -------------------
Food - Retail (1.62%)
Metro Inc                                                        176,500                   6,162
Tesco PLC                                                        508,084                   4,699
WM Morrison Supermarkets PLC                                   1,181,990                   7,256
Woolworths Ltd                                                   501,458                  11,787
                                                                              -------------------
                                                                                          29,904
                                                                              -------------------
Food - Wholesale & Distribution (1.18%)
Kesko OYJ                                                        115,098                   8,044
Premier Foods PLC                                              1,219,491                   7,480
Sligro Food Group NV                                             151,526                   6,245
                                                                              -------------------
                                                                                          21,769
                                                                              -------------------
Footwear & Related Apparel (0.36%)
Geox SpA                                                         361,086                   6,652
                                                                              -------------------

Gas - Distribution (0.76%)
Centrica PLC                                                   1,803,059                  13,989
                                                                              -------------------

Gold Mining (0.36%)
Inmet Mining Corp                                                109,000                   6,630
                                                                              -------------------

Human Resources (0.44%)
Michael Page International Plc                                   701,450                   8,086
                                                                              -------------------

Internet Content - Information & News (0.35%)
Seek Ltd (b)                                                   1,047,132                   6,427
                                                                              -------------------

Investment Management & Advisory Services (0.37%)
AGF Management Ltd                                               194,700                   6,782
                                                                              -------------------

Machinery - Construction & Mining (1.08%)
Hitachi Construction Machinery Co Ltd                            222,700                   7,027
Komatsu Ltd                                                      541,500                  12,984
                                                                              -------------------
                                                                                          20,011
                                                                              -------------------
Machinery - General Industry (1.30%)
MAN AG                                                            65,552                   8,834
MMI Holdings Ltd                                               8,984,000                   9,520

Machinery - General Industry
Okuma Holdings Inc                                               469,000                   5,668
                                                                              -------------------
                                                                                          24,022
                                                                              -------------------
Machinery Tools & Related Products (0.45%)
Mori Seiki Co Ltd                                                311,800                   8,272
                                                                              -------------------

Medical - Biomedical/Gene (0.58%)
CSL Ltd/Australia                                                146,900                  10,649
                                                                              -------------------

Medical - Drugs (7.28%)
Actelion Ltd (a)                                                  27,692                   6,603
AstraZeneca PLC                                                  397,022                  21,753
Biovail Corp International (a)                                   205,346                   5,023
GlaxoSmithKline PLC                                              819,408                  23,743
Novartis AG                                                      311,062                  18,145
Novo-Nordisk A/S                                                 101,250                   9,958
Roche Holding AG                                                 124,176                  23,463
Sanofi-Aventis                                                   121,436                  11,183
Takeda Pharmaceutical Co Ltd                                     221,500                  14,422
                                                                              -------------------
                                                                                         134,293
                                                                              -------------------
Medical - Wholesale Drug Distribution (0.37%)
OPG Groep NV                                                     188,008                   6,840
                                                                              -------------------

Medical Products (0.37%)
Phonak Holding AG                                                 77,582                   6,905
                                                                              -------------------

Metal - Diversified (0.49%)
Rio Tinto Ltd (b)                                                 51,686                   3,557
Rio Tinto PLC                                                     89,794                   5,518
                                                                              -------------------
                                                                                           9,075
                                                                              -------------------
Metal Processors & Fabrication (0.21%)
Tocalo Co Ltd                                                    138,900                   3,825
                                                                              -------------------

Multi-Line Insurance (1.72%)
Allianz SE                                                        37,879                   8,622
CNP Assurances                                                    58,803                   7,539
Grupo Catalana Occidente SA                                      152,613                   6,708
Zurich Financial Services AG (b)                                  30,348                   8,870
                                                                              -------------------
                                                                                          31,739
                                                                              -------------------
Multimedia (0.34%)
Vivendi (b)                                                      149,908                   6,215
                                                                              -------------------

Networking Products (0.30%)
NTT Data Corp                                                      1,118                   5,511
                                                                              -------------------

Non-Ferrous Metals (0.43%)
Korea Zinc Co Ltd                                                 52,087                   7,973
                                                                              -------------------

Office Automation & Equipment (1.39%)
Canon Inc                                                        346,030                  19,548
Ricoh Co Ltd                                                     272,000                   6,010
                                                                              -------------------
                                                                                          25,558
                                                                              -------------------
Oil - Field Services (0.90%)
Fugro NV                                                         160,642                   8,771
Petroleum Geo-Services ASA (a)                                   277,850                   7,752
                                                                              -------------------
                                                                                          16,523
                                                                              -------------------

Oil Company - Exploration & Production (1.15%)
EnCana (a)                                                       214,600                  11,234
Talisman Energy (a)                                              523,700                   9,937
                                                                              -------------------
                                                                                          21,171
                                                                              -------------------
Oil Company - Integrated (4.72%)
BG Group PLC                                                     328,429                   4,765
BP PLC                                                           557,111                   6,300
ENI SpA                                                          483,829                  16,130
Husky Energy Inc (b)                                              90,500                   6,902
Imperial Oil Ltd (a)(b)                                          202,600                   7,694
Royal Dutch Shell PLC - A Shares                                 337,587                  11,814
Royal Dutch Shell PLC - B Shares                                 335,924                  11,923
Total SA                                                         289,198                  21,493
                                                                              -------------------
                                                                                          87,021
                                                                              -------------------
Oil Refining & Marketing (0.27%)
Caltex Australia Ltd                                             244,412                   4,921
                                                                              -------------------

Photo Equipment & Supplies (0.42%)
Olympus Corp                                                     223,000                   7,839
                                                                              -------------------

Property & Casualty Insurance (1.03%)
Admiral Group PLC                                                345,532                   7,372
QBE Insurance Group Ltd                                          457,303                  11,721
                                                                              -------------------
                                                                                          19,093
                                                                              -------------------
Publicly Traded Investment Fund (2.16%)
iShares MSCI EAFE Index Fund                                     504,547                  39,889
                                                                              -------------------

Publishing - Periodicals (0.72%)
United Business Media PLC                                        344,380                   5,609
Wolters Kluwer NV                                                260,470                   7,742
                                                                              -------------------
                                                                                          13,351
                                                                              -------------------
Real Estate Magagement & Services (0.87%)
Ardepro Co Ltd (b)                                                13,880                   4,681
IMMOFINANZ AG (a)                                                283,087                   4,620
Nexity                                                            76,402                   6,694
                                                                              -------------------
                                                                                          15,995
                                                                              -------------------
Real Estate Operator & Developer (1.74%)
City Developments Ltd (b)                                        625,000                   6,623
Joint Corp                                                       141,700                   4,720
Keppel Land Ltd (b)                                            1,405,000                   8,185
Sumitomo Realty & Development Co Ltd                             217,000                   8,082
Urban Corp                                                       344,900                   4,578
                                                                              -------------------
                                                                                          32,188
                                                                              -------------------
REITS - Diversified (0.99%)
British Land Co PLC                                              320,313                   9,435
Land Securities Group PLC                                        226,709                   8,895
                                                                              -------------------
                                                                                          18,330
                                                                              -------------------
Retail - Apparel & Shoe (1.43%)
Hennes & Mauritz AB (b)                                          242,250                  16,144
Inditex SA                                                       165,508                  10,249
                                                                              -------------------
                                                                                          26,393
                                                                              -------------------
Retail - Jewelry (0.47%)
Swatch Group AG                                                   30,285                   8,726
                                                                              -------------------


Retail - Major Department Store (0.66%)
Marks & Spencer Group PLC                                        821,255                  12,185
                                                                              -------------------

Retail - Pubs (0.46%)
Punch Taverns PLC                                                326,049                   8,502
                                                                              -------------------

Retail - Video Rental (0.25%)
Geo Corp (b)                                                       2,344                   4,532
                                                                              -------------------

Rubber - Tires (0.41%)
Compagnie Generale des Etablissements Michelin (b)                58,511                   7,491
                                                                              -------------------

Seismic Data Collection (0.32%)
Compagnie Generale de Geophysique SA (a)                          28,309                   5,919
                                                                              -------------------

Semiconductor Equipment (0.51%)
ASML Holding NV (a)                                              344,004                   9,384
                                                                              -------------------

Shipbuilding (0.28%)
STX Shipbuilding Co Ltd                                          174,455                   5,088
                                                                              -------------------

Soap & Cleaning Products (0.71%)
Reckitt Benckiser PLC                                            238,655                  13,129
                                                                              -------------------

Steel - Producers (2.38%)
Arcelor Mittal (b)                                               297,725                  16,126
Nippon Steel Corp                                              1,738,000                  11,287
Salzgitter AG                                                     52,631                   8,759
Voestalpine AG                                                   112,575                   7,643
                                                                              -------------------
                                                                                          43,815
                                                                              -------------------
Telecommunication Equipment (0.81%)
Tandberg ASA (b)                                                 358,900                   7,676
Vtech Holdings Ltd                                               947,000                   7,179
                                                                              -------------------
                                                                                          14,855

                                                                              -------------------
Telecommunication Services (0.35%)
Singapore Telecommunications Ltd                               2,992,000                   6,538
                                                                              -------------------

Telephone - Integrated (2.21%)
BT Group PLC                                                   2,219,642                  14,037
Elisa OYJ (b)                                                    213,047                   6,242
Telefonica SA (b)                                                912,362                  20,556
                                                                              -------------------
                                                                                          40,835
                                                                              -------------------
Television (0.24%)
Modern Times Group - B Shares                                     74,368                   4,379
                                                                              -------------------

Tobacco (1.51%)
Imperial Tobacco Group PLC                                       301,103                  13,108
Japan Tobacco Inc                                                  1,590                   7,798
KT&G Corp                                                         97,127                   7,001
                                                                              -------------------
                                                                                          27,907
                                                                              -------------------
Tools - Hand Held (0.48%)
Makita Corp                                                      229,300                   8,770
                                                                              -------------------

Toys (0.59%)
Nintendo Co Ltd                                                   34,400                  10,839
                                                                              -------------------


Transport - Marine (0.54%)
Mitsui OSK Lines Ltd                                             785,000                   9,980
                                                                              -------------------

Transport - Services (0.80%)
Go-Ahead Group Plc                                               128,321                   6,728
Toll Holdings Ltd                                                435,908                   7,983
                                                                              -------------------
                                                                                          14,711
                                                                              -------------------
Wireless Equipment (0.57%)
Nokia OYJ (b)                                                    258,890                   6,592
Telefonaktiebolaget LM Ericsson (b)                            1,006,000                   3,904
                                                                              -------------------
                                                                                          10,496
                                                                              -------------------
TOTAL COMMON STOCKS                                                        $           1,831,128
                                                                              -------------------
PREFERRED STOCKS (0.58%)
Auto - Car & Light Trucks (0.58%)
Porsche AG                                                         6,296                  10,632
                                                                              -------------------
TOTAL PREFERRED STOCKS                                                     $              10,632
                                                                              -------------------
                                                           Principal
                                                        Amount (000's)          Value (000's)
SHORT TERM INVESTMENTS (0.18%)
Repurchase Agreements (0.18%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07
maturing 05/01/07                                                  3,413                   3,413
(collateralized by U.S.
Government Agency Issues; $3,516,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                              -------------------

TOTAL SHORT TERM INVESTMENTS                                               $               3,413
                                                                              -------------------
MONEY MARKET FUNDS (14.88%)
Money Center Banks (14.88%)
BNY Institutional Cash Reserve Fund (c)                          274,562                 274,562
                                                                              -------------------
TOTAL MONEY MARKET FUNDS                                                   $             274,562
                                                                              -------------------
Total Investments                                                          $           2,119,735
Liabilities in Excess of Other Assets, Net - (14.90)%                                  (274,907)
                                                                              -------------------
TOTAL NET ASSETS - 100.00%                                                 $           1,844,828
                                                                              ===================
                                                                              -------------------

                                                                              ===================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $           300,181
Unrealized Depreciation                                            (20,057)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                          280,124
Cost for federal income tax purposes                              1,839,611
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------------ -----------------
Country                                                             Percent
--------------------- ------------------------------------ -----------------
United Kingdom                                                       17.60%
United States                                                        17.23%
Japan                                                                16.51%
Germany                                                               8.58%
Switzerland                                                           7.17%
France                                                                6.70%
Australia                                                             6.51%
Canada                                                                5.72%
Netherlands                                                           5.61%
Italy                                                                 3.64%
Spain                                                                 2.75%
Sweden                                                                2.73%
Norway                                                                2.58%
Korea, Republic Of                                                    2.33%
Singapore                                                             2.09%
Belgium                                                               1.72%
Hong Kong                                                             1.65%
Ireland                                                               1.30%
Finland                                                               1.13%
Austria                                                               0.81%
Denmark                                                               0.54%
Liabilities in                                                    (-14.90%)
Excess of Other
Assets, Net
                                                           -----------------
TOTAL NET ASSETS                                                    100.00%
                                                           =================


Schedule of Investments

April 30, 2007 (unaudited)
LargeCap Growth Fund

                                                   Shares Held           Value (000's)

COMMON STOCKS (94.33%)
Agricultural Chemicals (2.75%)
Monsanto Co                                               631,000   $              37,222
Potash Corp of Saskatchewan                               354,600                  63,658
                                                                       -------------------
                                                                                  100,880
                                                                       -------------------
Airlines (1.59%)
UAL Corp (a)(b)                                         1,747,351                  58,362
                                                                       -------------------

Apparel Manufacturers (3.15%)
Guess ? Inc (a)                                         1,302,922                  51,335
Polo Ralph Lauren Corp (a)                                697,000                  64,201
                                                                       -------------------
                                                                                  115,536
                                                                       -------------------
Applications Software (3.92%)
Microsoft Corp                                          4,810,300                 144,020
                                                                       -------------------

Beverages - Non-Alcoholic (3.88%)
Coca-Cola Co/The                                        2,731,103                 142,536
                                                                       -------------------

Casino Hotels (1.27%)
Las Vegas Sands Corp (a)(b)                               546,600                  46,565
                                                                       -------------------

Commercial Services (1.97%)
Alliance Data Systems Corp (a)(b)                       1,136,800                  72,369
                                                                       -------------------

Computer Services (1.38%)
Cognizant Technology Solutions Corp (b)                   565,000                  50,511
                                                                       -------------------

Computers (6.15%)
Apple Inc (b)                                           1,169,607                 116,727
Hewlett-Packard Co                                      2,586,300                 108,986
                                                                       -------------------
                                                                                  225,713
                                                                       -------------------
Cosmetics & Toiletries (3.25%)
Avon Products Inc                                       1,234,000                  49,113
Procter & Gamble Co                                     1,092,268                  70,244
                                                                       -------------------
                                                                                  119,357
                                                                       -------------------
Data Processing & Management (2.33%)
Fidelity National Information Services                    958,000                  48,408
Mastercard Inc (a)                                        333,281                  37,221
                                                                       -------------------
                                                                                   85,629
                                                                       -------------------
E-Commerce - Products (0.59%)
Amazon.Com Inc (a)(b)                                     351,000                  21,527
                                                                       -------------------

E-Commerce - Services (1.58%)
eBay Inc (a)(b)                                         1,703,000                  57,800
                                                                       -------------------

Electric Products - Miscellaneous (1.57%)
Emerson Electric Co                                     1,228,500                  57,727
                                                                       -------------------


Electronic Components - Semiconductors (0.42%)
MEMC Electronic Materials Inc (b)                         279,000                  15,312
                                                                       -------------------

Fiduciary Banks (2.01%)
State Street Corp (a)                                   1,070,700                  73,739
                                                                       -------------------

Finance - Investment Banker & Broker (7.23%)
Goldman Sachs Group Inc/The (a)                           514,100                 112,388
JPMorgan Chase & Co                                       704,000                  36,678
Morgan Stanley                                          1,384,300                 116,295
                                                                       -------------------
                                                                                  265,361
                                                                       -------------------
Food - Confectionery (1.00%)
WM Wrigley Jr Co (a)                                      624,200                  36,753
                                                                       -------------------

Food - Retail (2.02%)
Safeway Inc (a)                                         2,038,400                  73,994
                                                                       -------------------

Home Decoration Products (1.69%)
Newell Rubbermaid Inc                                   2,023,800                  62,070
                                                                       -------------------

Instruments - Scientific (1.78%)
Thermo Fisher Scientific Inc (b)                        1,253,000                  65,231
                                                                       -------------------

Machinery - Farm (1.11%)
Deere & Co (a)                                            371,000                  40,587
                                                                       -------------------

Medical - Biomedical/Gene (1.21%)
Celgene Corp (a)(b)                                       727,400                  44,488
                                                                       -------------------

Medical - Drugs (3.95%)
Abbott Laboratories                                     1,585,000                  89,743
Shire PLC ADR (a)                                         788,004                  55,073
                                                                       -------------------
                                                                                  144,816
                                                                       -------------------
Medical - Wholesale Drug Distribution (1.42%)
Cardinal Health Inc                                       746,000                  52,183
                                                                       -------------------

Medical Instruments (1.51%)
Intuitive Surgical Inc (a)(b)                             428,000                  55,494
                                                                       -------------------

Medical Products (2.69%)
Baxter International Inc                                1,745,500                  98,848
                                                                       -------------------

Networking Products (3.62%)
Cisco Systems Inc (b)                                   4,968,700                 132,863
                                                                       -------------------

Oil Company - Exploration & Production (1.92%)
Devon Energy Corp                                         965,700                  70,371
                                                                       -------------------

Oil Field Machinery & Equipment (1.32%)
National Oilwell Varco Inc (b)                            571,000                  48,449
                                                                       -------------------

Optical Supplies (1.34%)
Alcon Inc (a)                                             365,000                  49,249
                                                                       -------------------

Pharmacy Services (1.32%)
Medco Health Solutions Inc (a)(b)                         621,000                  48,450
                                                                       -------------------

Retail - Drug Store (2.91%)
CVS/Caremark Corp (a)                                   2,951,900                 106,977
                                                                       -------------------

Retail - Major Department Store (1.53%)
Saks Inc (a)                                            2,680,300                  56,125
                                                                       -------------------

Retail - Regional Department Store (1.86%)
Kohl's Corp (a)(b)                                        923,900                  68,406
                                                                       -------------------

Retail - Restaurants (2.52%)
McDonald's Corp                                         1,915,500                  92,480
                                                                       -------------------

Steel - Specialty (1.47%)
Allegheny Technologies Inc (a)                            492,726                  53,993
                                                                       -------------------

Therapeutics (3.71%)
Gilead Sciences Inc (b)                                 1,666,200                 136,162
                                                                       -------------------

Web Portals (4.97%)
Google Inc (b)                                            304,290                 143,436
Yahoo! Inc (a)(b)                                       1,386,545                  38,879
                                                                       -------------------
                                                                                  182,315
                                                                       -------------------
Wireless Equipment (2.42%)
Qualcomm Inc (a)                                        2,029,900                  88,910
                                                                       -------------------
TOTAL COMMON STOCKS                                                 $           3,462,158
                                                                       -------------------
                                                    Principal
                                                 Amount (000's)          Value (000's)
SHORT TERM INVESTMENTS (4.22%)
Repurchase Agreements (4.22%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07
maturing 05/01/07                                         154,931                 154,931
(collateralized by U.S.
Government Agency Issues; $159,579,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                       -------------------

TOTAL SHORT TERM INVESTMENTS                                        $             154,931
                                                                       -------------------
MONEY MARKET FUNDS (13.45%)
Money Center Banks (13.45%)
BNY Institutional Cash Reserve Fund (c)                   493,706                 493,706
                                                                       -------------------
TOTAL MONEY MARKET FUNDS                                            $             493,706
                                                                       -------------------
Total Investments                                                   $           4,110,795
Liabilities in Excess of Other Assets, Net - (12.00)%                           (440,525)
                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                          $           3,670,270
                                                                       ===================
                                                                       -------------------

                                                                       ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $           368,861
Unrealized Depreciation                                             (41,638)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                           327,223
Cost for federal income tax purposes                               3,783,572
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------
Sector                             Percent
--------------------- ---------------------
Consumer,                           29.28%
Non-cyclical
Financial                           26.91%
Consumer, Cyclical                  16.52%
Technology                          14.20%
Communications                      13.17%
Industrial                           4.46%
Basic Materials                      4.22%
Energy                               3.24%
Liabilities in                   (-12.00%)
Excess of Other
Assets, Net
                               ------------
TOTAL NET ASSETS                   100.00%
                               ============

Schedule of Investments

April 30, 2007 (unaudited)
LargeCap S&P 500 Index Fund

                                                Shares Held       Value (000's)

COMMON STOCKS (98.87%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                    37,485  $              475
Omnicom Group Inc                                      13,364               1,400
                                                                  ----------------
                                                                            1,875
                                                                  ----------------
Aerospace & Defense (1.49%)
Boeing Co                                              63,122               5,870
General Dynamics Corp                                  32,448               2,547
Lockheed Martin Corp                                   28,382               2,729
Northrop Grumman Corp (a)                              28,012               2,062
Raytheon Co                                            35,685               1,911
Rockwell Collins Inc                                   13,454                 883
                                                                  ----------------
                                                                           16,002
                                                                  ----------------
Aerospace & Defense Equipment (0.55%)
Goodrich Corp                                          10,027                 570
United Technologies Corp                               79,639               5,346
                                                                  ----------------
                                                                            5,916
                                                                  ----------------
Agricultural Chemicals (0.24%)
Monsanto Co                                            43,467               2,564
                                                                  ----------------

Agricultural Operations (0.19%)
Archer-Daniels-Midland Co                              52,202               2,020
                                                                  ----------------

Airlines (0.08%)
Southwest Airlines Co (a)                              63,055                 905
                                                                  ----------------

Apparel Manufacturers (0.30%)
Coach Inc (b)                                          29,605               1,446
Jones Apparel Group Inc                                 8,677                 290
Liz Claiborne Inc (a)                                   8,273                 370
Polo Ralph Lauren Corp                                  4,901                 451
VF Corp                                                 7,202                 632
                                                                  ----------------
                                                                            3,189
                                                                  ----------------
Appliances (0.06%)
Whirlpool Corp                                          6,294                 667
                                                                  ----------------

Applications Software (2.06%)
Citrix Systems Inc (b)                                 14,442                 471
Compuware Corp (b)                                     25,931                 256
Intuit Inc (b)                                         27,397                 779
Microsoft Corp                                        689,169              20,634
                                                                  ----------------
                                                                           22,140
                                                                  ----------------
Athletic Footwear (0.15%)
Nike Inc                                               30,230               1,628
                                                                  ----------------

Audio & Video Products (0.06%)
Harman International Industries Inc (a)                 5,239                 639
                                                                  ----------------

Auto - Car & Light Trucks (0.25%)
Ford Motor Co (a)                                     151,357               1,217

Auto - Car & Light Trucks
General Motors Corp                                    45,235               1,413
                                                                  ----------------
                                                                            2,630
                                                                  ----------------
Auto - Medium & Heavy Duty Trucks (0.16%)
Paccar Inc (a)                                         19,855               1,667
                                                                  ----------------

Auto/Truck Parts & Equipment - Original (0.15%)
Johnson Controls Inc                                   15,715               1,608
                                                                  ----------------

Beverages - Non-Alcoholic (1.67%)
Coca-Cola Co/The                                      161,095               8,408
Coca-Cola Enterprises Inc                              22,259                 488
Pepsi Bottling Group Inc                               10,514                 345
PepsiCo Inc                                           130,981               8,656
                                                                  ----------------
                                                                           17,897
                                                                  ----------------
Beverages - Wine & Spirits (0.07%)
Brown-Forman Corp                                       6,303                 403
Constellation Brands Inc (a)(b)                        16,871                 378
                                                                  ----------------
                                                                              781
                                                                  ----------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                                 61,012               3,001
Molson Coors Brewing Co                                 3,754                 354
                                                                  ----------------
                                                                            3,355
                                                                  ----------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                       39,683               1,406
                                                                  ----------------

Building - Residential & Commercial (0.20%)
Centex Corp (a)                                         9,552                 428
DR Horton Inc (a)                                      21,835                 484
KB Home                                                 6,147                 271
Lennar Corp                                            11,031                 471
Pulte Homes Inc (a)                                    16,994                 457
                                                                  ----------------
                                                                            2,111
                                                                  ----------------
Building Products - Air & Heating (0.07%)
American Standard Cos Inc (a)                          13,972                 769
                                                                  ----------------

Building Products - Wood (0.08%)
Masco Corp                                             31,318                 852
                                                                  ----------------

Cable TV (0.76%)
Comcast Corp (a)(b)                                   248,731               6,631
DIRECTV Group Inc/The (b)                              61,953               1,477
                                                                  ----------------
                                                                            8,108
                                                                  ----------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc                             14,908               1,272
                                                                  ----------------

Casino Services (0.10%)
International Game Technology                          27,054               1,032
                                                                  ----------------

Cellular Telecommunications (0.17%)
Alltel Corp                                            28,810               1,806
                                                                  ----------------

Chemicals - Diversified (0.80%)
Dow Chemical Co/The                                    76,710               3,422
EI Du Pont de Nemours & Co                             73,908               3,634
PPG Industries Inc                                     13,114                 965

Chemicals - Diversified
Rohm & Haas Co (a)                                     11,383                 582
                                                                  ----------------
                                                                            8,603
                                                                  ----------------
Chemicals - Specialty (0.21%)
Ashland Inc                                             4,458                 267
Eastman Chemical Co (a)                                 6,689                 453
Ecolab Inc (a)                                         14,232                 612
Hercules Inc (b)                                        9,311                 175
International Flavors & Fragrances Inc                  6,246                 304
Sigma-Aldrich Corp                                     10,562                 445
                                                                  ----------------
                                                                            2,256
                                                                  ----------------
Coal (0.15%)
Consol Energy Inc                                      14,597                 611
Peabody Energy Corp                                    21,168               1,016
                                                                  ----------------
                                                                            1,627
                                                                  ----------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                 8,925                 569
                                                                  ----------------

Commercial Banks (0.81%)
BB&T Corp (a)                                          43,346               1,804
Commerce Bancorp Inc/NJ (a)                            14,998                 501
Compass Bancshares Inc                                 10,424                 711
First Horizon National Corp (a)                        10,023                 393
M&T Bank Corp                                           6,144                 684
Marshall & Ilsley Corp                                 20,451                 982
Regions Financial Corp (a)                             58,522               2,054
Synovus Financial Corp (a)                             26,121                 824
Zions Bancorporation                                    8,797                 720
                                                                  ----------------
                                                                            8,673
                                                                  ----------------
Commercial Services (0.03%)
Convergys Corp (b)                                     10,929                 276
                                                                  ----------------

Commercial Services - Finance (0.33%)
Equifax Inc                                             9,986                 397
H&R Block Inc (a)                                      25,776                 583
Moody's Corp                                           18,710               1,237
Western Union Co/The                                   61,738               1,300
                                                                  ----------------
                                                                            3,517
                                                                  ----------------
Computer Aided Design (0.07%)
Autodesk Inc (a)(b)                                    18,530                 765
                                                                  ----------------

Computer Services (0.34%)
Affiliated Computer Services Inc (a)(b)                 7,911                 474
Cognizant Technology Solutions Corp (b)                11,411               1,020
Computer Sciences Corp (b)                             13,853                 769
Electronic Data Systems Corp                           41,142               1,203
Unisys Corp (b)                                        27,612                 217
                                                                  ----------------
                                                                            3,683
                                                                  ----------------
Computers (3.20%)
Apple Inc (b)                                          68,929               6,879
Dell Inc (b)                                          181,674               4,580
Hewlett-Packard Co                                    214,051               9,020
International Business Machines Corp                  120,406              12,307
Sun Microsystems Inc (a)(b)                           287,973               1,503
                                                                  ----------------
                                                                           34,289
                                                                  ----------------

Computers - Integrated Systems (0.07%)
NCR Corp (b)                                           14,316                 721
                                                                  ----------------

Computers - Memory Devices (0.41%)
EMC Corp/Massachusetts (a)(b)                         168,598               2,560
Network Appliance Inc (a)(b)                           29,676               1,104
SanDisk Corp (a)(b)                                    18,184                 790
                                                                  ----------------
                                                                            4,454
                                                                  ----------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (a)(b)                        7,678                 418
                                                                  ----------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                              12,097                 811
Fortune Brands Inc                                     12,193                 977
Kimberly-Clark Corp                                    36,505               2,598
                                                                  ----------------
                                                                            4,386
                                                                  ----------------
Containers - Metal & Glass (0.04%)
Ball Corp                                               8,245                 418
                                                                  ----------------

Containers - Paper & Plastic (0.10%)
Bemis Co Inc                                            8,365                 278
Pactiv Corp (a)(b)                                     10,627                 367
Sealed Air Corp (a)                                    12,904                 425
                                                                  ----------------
                                                                            1,070
                                                                  ----------------
Cosmetics & Toiletries (1.95%)
Avon Products Inc                                      35,276               1,404
Colgate-Palmolive Co                                   41,061               2,781
Estee Lauder Cos Inc/The (a)                            9,299                 478
Procter & Gamble Co                                   252,354              16,229
                                                                  ----------------
                                                                           20,892
                                                                  ----------------
Cruise Lines (0.16%)
Carnival Corp                                          35,382               1,730
                                                                  ----------------

Data Processing & Management (0.59%)
Automatic Data Processing Inc                          44,010               1,970
Fidelity National Information Services                 13,019                 658
First Data Corp                                        60,221               1,951
Fiserv Inc (b)                                         13,643                 726
Paychex Inc                                            27,126               1,006
                                                                  ----------------
                                                                            6,311
                                                                  ----------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                               11,127                 401
                                                                  ----------------

Disposable Medical Products (0.06%)
CR Bard Inc                                             8,259                 687
                                                                  ----------------

Distribution & Wholesale (0.11%)
Genuine Parts Co (a)                                   13,635                 674
WW Grainger Inc                                         5,727                 473
                                                                  ----------------
                                                                            1,147
                                                                  ----------------
Diversified Manufacturing Operations (5.00%)
3M Co                                                  58,693               4,858
Cooper Industries Ltd                                  14,595                 726
Danaher Corp (a)                                       19,035               1,355
Dover Corp                                             16,371                 788
Eaton Corp                                             11,692               1,043
General Electric Co (c)                               822,400              30,313
Diversified Manufacturing Operations
Honeywell International Inc                            63,975               3,466
Illinois Tool Works Inc                                33,072               1,697
Ingersoll-Rand Co Ltd                                  24,617               1,099
ITT Corp (a)                                           14,539                 928
Leggett & Platt Inc (a)                                14,187                 334
Parker Hannifin Corp                                    9,259                 853
Textron Inc                                            10,020               1,019
Tyco International Ltd                                158,130               5,160
                                                                  ----------------
                                                                           53,639
                                                                  ----------------
Drug Delivery Systems (0.05%)
Hospira Inc (a)(b)                                     12,473                 506
                                                                  ----------------

E-Commerce - Products (0.14%)
Amazon.Com Inc (a)(b)                                  24,873               1,525
                                                                  ----------------

E-Commerce - Services (0.35%)
eBay Inc (b)                                           90,872               3,084
IAC/InterActiveCorp (a)(b)                             17,367                 662
                                                                  ----------------
                                                                            3,746
                                                                  ----------------
Electric - Generation (0.11%)
AES Corp/The (b)                                       53,119               1,168
                                                                  ----------------

Electric - Integrated (3.23%)
Allegheny Energy Inc (b)                               13,152                 703
Ameren Corp (a)                                        16,523                 869
American Electric Power Co Inc                         31,724               1,593
Centerpoint Energy Inc                                 25,599                 482
CMS Energy Corp                                        17,855                 331
Consolidated Edison Inc                                20,605               1,056
Constellation Energy Group Inc                         14,450               1,288
Dominion Resources Inc/VA                              27,909               2,545
DTE Energy Co (a)                                      14,166                 717
Duke Energy Corp                                      100,539               2,063
Edison International                                   26,057               1,364
Entergy Corp                                           15,860               1,794
Exelon Corp                                            53,596               4,042
FirstEnergy Corp                                       25,529               1,747
FPL Group Inc                                          32,437               2,088
Integrys Energy Group Inc (a)                           6,011                 337
PG&E Corp                                              28,057               1,420
Pinnacle West Capital Corp                              7,999                 386
PPL Corp                                               30,798               1,343
Progress Energy Inc                                    20,562               1,039
Public Service Enterprise Group Inc                    20,216               1,748
Southern Co                                            59,869               2,262
TECO Energy Inc                                        16,762                 301
TXU Corp                                               36,728               2,409
Xcel Energy Inc (a)                                    32,610                 786
                                                                  ----------------
                                                                           34,713
                                                                  ----------------
Electric Products - Miscellaneous (0.31%)
Emerson Electric Co                                    63,812               2,998
Molex Inc (a)                                          11,339                 339
                                                                  ----------------
                                                                            3,337

                                                                  ----------------
Electronic Components - Miscellaneous (0.07%)
Jabil Circuit Inc                                      14,771                 344
Sanmina-SCI Corp (b)                                   42,392                 147

Electronic Components - Miscellaneous
Solectron Corp (a)(b)                                  72,301                 242
                                                                  ----------------
                                                                              733
                                                                  ----------------
Electronic Components - Semiconductors (1.89%)
Advanced Micro Devices Inc (a)(b)                      44,381                 613
Altera Corp                                            28,514                 643
Broadcom Corp (b)                                      37,712               1,228
Intel Corp                                            461,220               9,916
LSI Corp (a)(b)                                        61,595                 524
Micron Technology Inc (a)(b)                           60,365                 692
National Semiconductor Corp                            22,683                 597
Nvidia Corp (b)                                        28,435                 935
PMC - Sierra Inc (a)(b)                                16,986                 131
QLogic Corp (b)                                        12,721                 227
Texas Instruments Inc                                 115,439               3,968
Xilinx Inc                                             26,541                 782
                                                                  ----------------
                                                                           20,256
                                                                  ----------------
Electronic Forms (0.18%)
Adobe Systems Inc (b)                                  47,062               1,956
                                                                  ----------------

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (a)(b)                        32,282               1,110
Tektronix Inc                                           6,535                 192
                                                                  ----------------
                                                                            1,302

                                                                  ----------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                         9,958                 895
                                                                  ----------------

Engineering - Research & Development
Services (0.06%)
Fluor Corp (a)                                          7,033                 672
                                                                  ----------------

Engines - Internal Combustion (0.07%)
Cummins Inc (a)                                         8,333                 768
                                                                  ----------------

Enterprise Software & Services (0.71%)
BMC Software Inc (b)                                   16,312                 528
CA Inc (a)                                             32,897                 897
Novell Inc (a)(b)                                      27,113                 198
Oracle Corp (b)                                       319,126               5,999
                                                                  ----------------
                                                                            7,622
                                                                  ----------------
Entertainment Software (0.12%)
Electronic Arts Inc (a)(b)                             24,796               1,250
                                                                  ----------------

Fiduciary Banks (0.62%)
Bank of New York Co Inc/The                            60,459               2,447
Mellon Financial Corp                                  33,268               1,428
Northern Trust Corp                                    15,082                 950
State Street Corp (a)                                  26,699               1,839
                                                                  ----------------
                                                                            6,664
                                                                  ----------------
Filtration & Separation Products (0.04%)
Pall Corp                                               9,837                 413
                                                                  ----------------

Finance - Commercial (0.09%)
CIT Group Inc                                          15,475                 923
                                                                  ----------------

Finance - Consumer Loans (0.16%)
SLM Corp                                               32,828               1,767
                                                                  ----------------

Finance - Credit Card (0.54%)
American Express Co                                    95,358               5,785
                                                                  ----------------

Finance - Investment Banker & Broker (5.89%)
Bear Stearns Cos Inc/The                                9,579               1,491
Charles Schwab Corp/The                                82,141               1,571
Citigroup Inc                                         392,081              21,023
E*Trade Financial Corp (b)                             34,163                 754
Goldman Sachs Group Inc/The                            32,899               7,192
JPMorgan Chase & Co                                   277,783              14,473
Lehman Brothers Holdings Inc                           42,074               3,167
Merrill Lynch & Co Inc                                 70,725               6,382
Morgan Stanley                                         85,139               7,153
                                                                  ----------------
                                                                           63,206
                                                                  ----------------
Finance - Mortgage Loan/Banker (0.92%)
Countrywide Financial Corp                             47,171               1,749
Fannie Mae                                             77,409               4,561
Freddie Mac                                            55,423               3,590
                                                                  ----------------
                                                                            9,900
                                                                  ----------------
Finance - Other Services (0.13%)
Chicago Mercantile Exchange Holdings Inc                2,787               1,440
                                                                  ----------------

Financial Guarantee Insurance (0.18%)
AMBAC Financial Group Inc                               8,186                 751
MBIA Inc (a)                                           10,776                 750
MGIC Investment Corp (a)                                6,641                 409
                                                                  ----------------
                                                                            1,910
                                                                  ----------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                     13,841                 761
WM Wrigley Jr Co                                       17,447               1,027
                                                                  ----------------
                                                                            1,788
                                                                  ----------------
Food - Dairy Products (0.04%)
Dean Foods Co                                          10,313                 376
                                                                  ----------------

Food - Meat Products (0.04%)
Tyson Foods Inc (a)                                    20,175                 423
                                                                  ----------------

Food - Miscellaneous/Diversified (1.06%)
Campbell Soup Co                                       17,467                 683
ConAgra Foods Inc                                      40,401                 993
General Mills Inc                                      27,604               1,653
HJ Heinz Co                                            25,980               1,224
Kellogg Co                                             20,052               1,061
Kraft Foods Inc                                       131,149               4,390
McCormick & Co Inc/MD                                  10,412                 386
Sara Lee Corp                                          58,660                 963
                                                                  ----------------
                                                                           11,353
                                                                  ----------------
Food - Retail (0.32%)
Kroger Co/The                                          56,620               1,671
Safeway Inc                                            35,229               1,279
Whole Foods Market Inc (a)                             11,243                 526
                                                                  ----------------
                                                                            3,476
                                                                  ----------------
Food - Wholesale & Distribution (0.22%)
SUPERVALU Inc (a)                                      16,620                 763
SYSCO Corp                                             49,344               1,615
                                                                  ----------------
                                                                            2,378
                                                                  ----------------

Forestry (0.18%)
Plum Creek Timber Co Inc                               14,180                 563
Weyerhaeuser Co                                        16,892               1,338
                                                                  ----------------
                                                                            1,901
                                                                  ----------------
Gas - Distribution (0.25%)
KeySpan Corp                                           14,043                 581
Nicor Inc (a)                                           3,592                 184
NiSource Inc                                           21,901                 539
Sempra Energy (a)                                      21,027               1,335
                                                                  ----------------
                                                                            2,639
                                                                  ----------------
Gold Mining (0.14%)
Newmont Mining Corp                                    36,065               1,504
                                                                  ----------------

Health Care Cost Containment (0.13%)
McKesson Corp                                          23,625               1,390
                                                                  ----------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                  22,201                 681
                                                                  ----------------

Hotels & Motels (0.37%)
Hilton Hotels Corp                                     31,107               1,058
Marriott International Inc/DE                          26,373               1,192
Starwood Hotels & Resorts Worldwide Inc                17,183               1,151
Wyndham Worldwide Corp (a)(b)                          15,107                 523
                                                                  ----------------
                                                                            3,924
                                                                  ----------------
Human Resources (0.08%)
Monster Worldwide Inc (b)                              10,276                 432
Robert Half International Inc                          13,434                 447
                                                                  ----------------
                                                                              879
                                                                  ----------------
Independent Power Producer (0.03%)
Dynegy Inc (b)                                         32,173                 303
                                                                  ----------------

Industrial Automation & Robots (0.07%)
Rockwell Automation Inc                                13,249                 789
                                                                  ----------------

Industrial Gases (0.28%)
Air Products & Chemicals Inc                           17,311               1,324
Praxair Inc                                            25,622               1,654
                                                                  ----------------
                                                                            2,978
                                                                  ----------------
Instruments - Scientific (0.27%)
Applera Corp - Applied Biosystems Group                14,680                 459
PerkinElmer Inc                                         9,743                 236
Thermo Fisher Scientific Inc (b)                       33,592               1,749
Waters Corp (a)(b)                                      8,120                 482
                                                                  ----------------
                                                                            2,926
                                                                  ----------------
Insurance Brokers (0.22%)
AON Corp                                               23,863                 925
Marsh & McLennan Cos Inc (a)                           44,209               1,404
                                                                  ----------------
                                                                            2,329
                                                                  ----------------
Internet Security (0.17%)
Symantec Corp (b)                                      73,944               1,302
VeriSign Inc (a)(b)                                    19,605                 536
                                                                  ----------------
                                                                            1,838
                                                                  ----------------
Investment Management & Advisory
Services (0.53%)
Ameriprise Financial Inc                               19,131               1,138
Federated Investors Inc                                 7,123                 272

Investment Management & Advisory Services
Franklin Resources Inc                                 13,389               1,758
Janus Capital Group Inc (a)                            15,174                 380
Legg Mason Inc                                         10,518               1,043
T Rowe Price Group Inc                                 21,218               1,054
                                                                  ----------------
                                                                            5,645
                                                                  ----------------
Leisure & Recreation Products (0.02%)
Brunswick Corp/DE (a)                                   7,256                 238
                                                                  ----------------

Life & Health Insurance (0.89%)
Aflac Inc                                              39,338               2,020
Cigna Corp                                              7,795               1,213
Lincoln National Corp                                  22,138               1,575
Prudential Financial Inc (a)                           37,509               3,563
Torchmark Corp                                          7,836                 535
Unum Group                                             27,404                 682
                                                                  ----------------
                                                                            9,588
                                                                  ----------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                            10,857                 407
                                                                  ----------------

Machinery - Construction & Mining (0.41%)
Caterpillar Inc                                        51,649               3,751
Terex Corp (a)(b)                                       8,206                 639
                                                                  ----------------
                                                                            4,390
                                                                  ----------------
Machinery - Farm (0.18%)
Deere & Co                                             18,143               1,985
                                                                  ----------------

Medical - Biomedical/Gene (1.11%)
Amgen Inc (b)                                          93,368               5,988
Biogen Idec Inc (b)                                    27,387               1,293
Celgene Corp (a)(b)                                    30,195               1,847
Genzyme Corp (b)                                       21,070               1,376
Medimmune Inc (a)(b)                                   19,014               1,078
Millipore Corp (a)(b)                                   4,313                 318
                                                                  ----------------
                                                                           11,900
                                                                  ----------------
Medical - Drugs (4.96%)
Abbott Laboratories                                   123,408               6,987
Allergan Inc (a)                                       12,297               1,490
Bristol-Myers Squibb Co (a)                           161,509               4,661
Eli Lilly & Co                                         78,905               4,666
Forest Laboratories Inc (b)                            25,421               1,353
King Pharmaceuticals Inc (a)(b)                        19,450                 398
Merck & Co Inc                                        173,266               8,913
Pfizer Inc                                            566,781              14,997
Schering-Plough Corp                                  118,983               3,775
Wyeth                                                 107,661               5,975
                                                                  ----------------
                                                                           53,215
                                                                  ----------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                            8,529                 413
Mylan Laboratories Inc (a)                             19,575                 429
Watson Pharmaceuticals Inc (b)                          8,198                 224
                                                                  ----------------
                                                                            1,066
                                                                  ----------------
Medical - HMO (1.22%)
Aetna Inc                                              41,299               1,936
Coventry Health Care Inc (b)                           12,754                 738
Humana Inc (b)                                         13,334                 843
UnitedHealth Group Inc                                108,313               5,747

Medical - HMO
WellPoint Inc (b)                                      48,979               3,868
                                                                  ----------------
                                                                           13,132
                                                                  ----------------
Medical - Hospitals (0.03%)
Tenet Healthcare Corp (a)(b)                           37,717                 280
                                                                  ----------------

Medical - Nursing Homes (0.04%)
Manor Care Inc                                          5,828                 378
                                                                  ----------------

Medical - Wholesale Drug Distribution (0.28%)
AmerisourceBergen Corp                                 15,153                 758
Cardinal Health Inc                                    32,014               2,239
                                                                  ----------------
                                                                            2,997
                                                                  ----------------
Medical Information Systems (0.04%)
IMS Health Inc                                         15,607                 458
                                                                  ----------------

Medical Instruments (0.70%)
Boston Scientific Corp (b)                             94,713               1,462
Medtronic Inc                                          92,097               4,875
St Jude Medical Inc (b)                                27,531               1,178
                                                                  ----------------
                                                                            7,515
                                                                  ----------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)              9,789                 773
Quest Diagnostics Inc                                  12,698                 621
                                                                  ----------------
                                                                            1,394
                                                                  ----------------
Medical Products (2.23%)
Baxter International Inc                               51,969               2,943
Becton Dickinson & Co                                  19,561               1,539
Biomet Inc                                             19,588                 846
Johnson & Johnson                                     231,456              14,864
Stryker Corp                                           23,846               1,549
Varian Medical Systems Inc (a)(b)                      10,273                 434
Zimmer Holdings Inc (b)                                18,967               1,716
                                                                  ----------------
                                                                           23,891
                                                                  ----------------
Metal - Aluminum (0.23%)
Alcoa Inc                                              69,542               2,468
                                                                  ----------------

Metal - Diversified (0.19%)
Freeport-McMoRan Copper & Gold Inc (a)                 29,976               2,013
                                                                  ----------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc (a)                                20,598               1,304
                                                                  ----------------

Multi-Line Insurance (2.88%)
ACE Ltd                                                26,130               1,554
Allstate Corp/The                                      49,484               3,084
American International Group Inc                      208,063              14,546
Assurant Inc (a)                                        8,023                 461
Cincinnati Financial Corp                              13,823                 625
Genworth Financial Inc                                 35,252               1,286
Hartford Financial Services Group Inc                  25,610               2,592
Loews Corp                                             36,075               1,707
MetLife Inc (a)                                        60,195               3,955
XL Capital Ltd                                         14,480               1,129
                                                                  ----------------
                                                                           30,939
                                                                  ----------------
Multimedia (1.94%)
EW Scripps Co                                           6,676                 289
Multimedia
McGraw-Hill Cos Inc/The                                28,386               1,860
Meredith Corp (a)                                       3,113                 180
News Corp                                             187,641               4,201
Time Warner Inc                                       305,153               6,295
Viacom Inc (b)                                         55,356               2,284
Walt Disney Co/The                                    163,824               5,731
                                                                  ----------------
                                                                           20,840
                                                                  ----------------
Networking Products (1.30%)
Cisco Systems Inc (b)                                 483,056              12,917
Juniper Networks Inc (a)(b)                            45,525               1,018
                                                                  ----------------
                                                                           13,935
                                                                  ----------------
Non-Hazardous Waste Disposal (0.17%)
Allied Waste Industries Inc (a)(b)                     20,393                 273
Waste Management Inc                                   42,633               1,595
                                                                  ----------------
                                                                            1,868

                                                                  ----------------
Office Automation & Equipment (0.21%)
Pitney Bowes Inc                                       17,618                 846
Xerox Corp (b)                                         75,895               1,404
                                                                  ----------------
                                                                            2,250
                                                                  ----------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp                                     7,328                 456
                                                                  ----------------

Oil - Field Services (1.33%)
Baker Hughes Inc                                       25,611               2,059
BJ Services Co (a)                                     23,452                 672
Halliburton Co                                         73,090               2,322
Schlumberger Ltd (a)                                   94,255               6,959
Smith International Inc (a)                            15,946                 836
Weatherford International Ltd (a)(b)                   27,044               1,420
                                                                  ----------------
                                                                           14,268
                                                                  ----------------
Oil & Gas Drilling (0.43%)
ENSCO International Inc (a)                            12,067                 680
Nabors Industries Ltd (a)(b)                           22,272                 715
Noble Corp (a)                                         10,757                 906
Rowan Cos Inc (a)                                       8,837                 324
Transocean Inc (b)                                     23,430               2,020
                                                                  ----------------
                                                                            4,645
                                                                  ----------------
Oil Company - Exploration & Production (1.04%)
Anadarko Petroleum Corp (a)                            37,037               1,728
Apache Corp (a)                                        26,469               1,919
Chesapeake Energy Corp (a)                             32,747               1,105
Devon Energy Corp                                      35,546               2,591
EOG Resources Inc                                      19,514               1,433
Murphy Oil Corp                                        15,006                 832
XTO Energy Inc                                         29,428               1,597
                                                                  ----------------
                                                                           11,205
                                                                  ----------------
Oil Company - Integrated (6.16%)
Chevron Corp                                          172,570              13,424
ConocoPhillips                                        131,488               9,119
Exxon Mobil Corp                                      455,333              36,145
Hess Corp                                              21,608               1,226
Marathon Oil Corp                                      27,661               2,809
Occidental Petroleum Corp                              67,028               3,398
                                                                  ----------------
                                                                           66,121
                                                                  ----------------

Oil Field Machinery & Equipment (0.11%)
National Oilwell Varco Inc (a)(b)                      14,060               1,193
                                                                  ----------------

Oil Refining & Marketing (0.38%)
Sunoco Inc                                              9,704                 733
Valero Energy Corp                                     48,314               3,393
                                                                  ----------------
                                                                            4,126
                                                                  ----------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                   4,346                 256
                                                                  ----------------

Paper & Related Products (0.22%)
International Paper Co (a)                             36,196               1,365
MeadWestvaco Corp                                      14,593                 487
Temple-Inland Inc                                       8,410                 498
                                                                  ----------------
                                                                            2,350
                                                                  ----------------
Pharmacy Services (0.26%)
Express Scripts Inc (a)(b)                             10,848               1,037
Medco Health Solutions Inc (b)                         23,037               1,797
                                                                  ----------------
                                                                            2,834
                                                                  ----------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)                                   22,994                 573
                                                                  ----------------

Pipelines (0.48%)
El Paso Corp                                           55,850                 838
Kinder Morgan Inc                                       8,585                 915
Questar Corp                                            6,874                 668
Spectra Energy Corp                                    50,214               1,310
Williams Cos Inc                                       47,814               1,410
                                                                  ----------------
                                                                            5,141
                                                                  ----------------
Printing - Commercial (0.07%)
RR Donnelley & Sons Co                                 17,467                 702
                                                                  ----------------

Property & Casualty Insurance (0.62%)
Chubb Corp                                             32,677               1,759
Progressive Corp/The (a)                               59,540               1,374
Safeco Corp                                             8,443                 563
Travelers Cos Inc/The                                  54,031               2,923
                                                                  ----------------
                                                                            6,619
                                                                  ----------------
Publicly Traded Investment Fund (0.25%)
iShares S&P 500 Index Fund/US (a)                      18,170               2,698
                                                                  ----------------

Publishing - Newspapers (0.19%)
Dow Jones & Co Inc                                      5,225                 190
Gannett Co Inc                                         18,780               1,072
New York Times Co (a)                                  11,510                 269
Tribune Co                                             14,215                 466
                                                                  ----------------
                                                                            1,997
                                                                  ----------------
Quarrying (0.09%)
Vulcan Materials Co (a)                                 7,599                 940
                                                                  ----------------

Real Estate Magagement & Services (0.05%)
CB Richard Ellis Group Inc (a)(b)                      14,939                 506
                                                                  ----------------

Regional Banks (5.03%)
Bank of America Corp                                  357,676              18,206
Capital One Financial Corp                             32,838               2,438

Regional Banks
Comerica Inc                                           12,608                 780
Fifth Third Bancorp                                    44,487               1,806
Huntington Bancshares Inc/OH (a)                       18,835                 418
Keycorp                                                31,662               1,130
National City Corp (a)                                 47,384               1,732
PNC Financial Services Group Inc                       27,685               2,051
SunTrust Banks Inc (a)                                 28,413               2,399
US Bancorp                                            141,654               4,866
Wachovia Corp                                         152,414               8,465
Wells Fargo & Co                                      270,207               9,698
                                                                  ----------------
                                                                           53,989
                                                                  ----------------
REITS - Apartments (0.30%)
Apartment Investment & Management Co (a)                7,804                 432
Archstone-Smith Trust                                  17,625                 918
AvalonBay Communities Inc                               6,346                 776
Equity Residential                                     23,514               1,092
                                                                  ----------------
                                                                            3,218
                                                                  ----------------
REITS - Diversified (0.12%)
Vornado Realty Trust                                   10,427               1,237
                                                                  ----------------

REITS - Hotels (0.10%)
Host Hotels & Resorts Inc (a)                          41,651               1,068
                                                                  ----------------

REITS - Office Property (0.10%)
Boston Properties Inc (a)                               9,513               1,118
                                                                  ----------------

REITS - Regional Malls (0.19%)
Simon Property Group Inc                               17,722               2,043
                                                                  ----------------

REITS - Shopping Centers (0.14%)
Developers Diversified Realty Corp (a)                 10,139                 660
Kimco Realty Corp (a)                                  18,078                 869
                                                                  ----------------
                                                                            1,529
                                                                  ----------------
REITS - Storage (0.09%)
Public Storage Inc                                      9,811                 916
                                                                  ----------------

REITS - Warehouse & Industrial (0.12%)
Prologis (a)                                           20,493               1,328
                                                                  ----------------

Retail - Apparel & Shoe (0.29%)
Abercrombie & Fitch Co (a)                              7,058                 576
Gap Inc/The                                            42,140                 757
Ltd Brands Inc                                         27,354                 754
Nordstrom Inc                                          18,296               1,005
                                                                  ----------------
                                                                            3,092
                                                                  ----------------
Retail - Auto Parts (0.05%)
Autozone Inc (a)(b)                                     3,973                 529
                                                                  ----------------

Retail - Automobile (0.02%)
AutoNation Inc (a)(b)                                  12,039                 246
                                                                  ----------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                              22,663                 923
                                                                  ----------------

Retail - Building Products (0.92%)
Home Depot Inc                                        163,220               6,181

Retail - Building Products
Lowe's Cos Inc                                        121,786               3,722
                                                                  ----------------
                                                                            9,903
                                                                  ----------------
Retail - Consumer Electronics (0.19%)
Best Buy Co Inc                                        32,376               1,510
Circuit City Stores Inc                                11,383                 199
RadioShack Corp (a)                                    10,893                 317
                                                                  ----------------
                                                                            2,026
                                                                  ----------------
Retail - Discount (1.65%)
Big Lots Inc (a)(b)                                     8,757                 282
Costco Wholesale Corp                                  36,174               1,938
Dollar General Corp (a)                                24,955                 533
Family Dollar Stores Inc (a)                           12,127                 386
Target Corp                                            68,690               4,078
TJX Cos Inc                                            36,397               1,015
Wal-Mart Stores Inc                                   196,671               9,424
                                                                  ----------------
                                                                           17,656
                                                                  ----------------
Retail - Drug Store (0.74%)
CVS/Caremark Corp                                     123,183               4,464
Walgreen Co                                            80,042               3,514
                                                                  ----------------
                                                                            7,978
                                                                  ----------------
Retail - Jewelry (0.05%)
Tiffany & Co                                           10,824                 516
                                                                  ----------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                       17,993               1,423
Sears Holdings Corp (a)(b)                              6,647               1,269
                                                                  ----------------
                                                                            2,692
                                                                  ----------------
Retail - Office Supplies (0.23%)
Office Depot Inc (b)                                   22,112                 744
OfficeMax Inc                                           5,997                 295
Staples Inc                                            57,342               1,422
                                                                  ----------------
                                                                            2,461
                                                                  ----------------
Retail - Regional Department Store (0.35%)
Dillard's Inc                                           4,869                 169
Federated Department Stores Inc (a)                    36,758               1,614
Kohl's Corp (b)                                        26,154               1,936
                                                                  ----------------
                                                                            3,719
                                                                  ----------------
Retail - Restaurants (0.80%)
Darden Restaurants Inc                                 11,612                 482
McDonald's Corp                                        96,249               4,647
Starbucks Corp (a)(b)                                  60,058               1,863
Wendy's International Inc                               6,936                 261
Yum! Brands Inc                                        21,084               1,304
                                                                  ----------------
                                                                            8,557
                                                                  ----------------
Rubber - Tires (0.04%)
Goodyear Tire & Rubber Co/The (a)(b)                   14,416                 479
                                                                  ----------------

Savings & Loans - Thrifts (0.39%)
Hudson City Bancorp Inc                                39,581                 527
Sovereign Bancorp Inc                                  28,880                 701
Washington Mutual Inc                                  71,101               2,985
                                                                  ----------------
                                                                            4,213
                                                                  ----------------
Schools (0.05%)
Apollo Group Inc (a)(b)                                11,192                 529
                                                                  ----------------


Semiconductor Component - Integrated
Circuits (0.26%)
Analog Devices Inc (a)                                 26,689               1,031
Linear Technology Corp (a)                             23,937                 896
Maxim Integrated Products Inc                          25,647                 813
                                                                  ----------------
                                                                            2,740
                                                                  ----------------
Semiconductor Equipment (0.34%)
Applied Materials Inc                                 111,716               2,147
Kla-Tencor Corp (a)                                    15,973                 887
Novellus Systems Inc (a)(b)                            10,057                 326
Teradyne Inc (a)(b)                                    15,176                 265
                                                                  ----------------
                                                                            3,625
                                                                  ----------------
Steel - Producers (0.23%)
Nucor Corp (a)                                         24,083               1,528
United States Steel Corp                                9,476                 962
                                                                  ----------------
                                                                            2,490
                                                                  ----------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                              8,156                 894
                                                                  ----------------

Telecommunication Equipment (0.09%)
ADC Telecommunications Inc (a)(b)                       9,379                 173
Avaya Inc (b)                                          36,256                 468
Tellabs Inc (b)                                        34,975                 371
                                                                  ----------------
                                                                            1,012
                                                                  ----------------
Telecommunication Equipment - Fiber
Optics (0.32%)
Ciena Corp (a)(b)                                       6,807                 199
Corning Inc (b)                                       125,538               2,978
JDS Uniphase Corp (a)(b)                               16,890                 278
                                                                  ----------------
                                                                            3,455
                                                                  ----------------
Telecommunication Services (0.07%)
Embarq Corp                                            12,039                 723
                                                                  ----------------

Telephone - Integrated (3.30%)
AT&T Inc                                              499,379              19,336
CenturyTel Inc                                          8,907                 410
Citizens Communications Co (a)                         27,091                 422
Qwest Communications International Inc (a)(b)         125,445               1,114
Sprint Nextel Corp                                    232,131               4,650
Verizon Communications Inc                            232,721               8,885
Windstream Corp (a)                                    38,127                 557
                                                                  ----------------
                                                                           35,374
                                                                  ----------------
Television (0.17%)
CBS Corp (a)                                           59,026               1,875
                                                                  ----------------

Therapeutics (0.28%)
Gilead Sciences Inc (b)                                37,162               3,037
                                                                  ----------------

Tobacco (1.23%)
Altria Group Inc                                      167,836              11,568
Reynolds American Inc (a)                              13,713                 881
UST Inc (a)                                            12,846                 728
                                                                  ----------------
                                                                           13,177
                                                                  ----------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                     5,246                 476
Snap-On Inc                                             4,711                 257
Stanley Works/The (a)                                   6,623                 386
                                                                  ----------------
                                                                            1,119
                                                                  ----------------

Toys (0.12%)
Hasbro Inc                                             12,865                 406
Mattel Inc                                             31,444                 890
                                                                  ----------------
                                                                            1,296
                                                                  ----------------
Transport - Rail (0.76%)
Burlington Northern Santa Fe Corp                      28,708               2,513
CSX Corp (a)                                           34,933               1,508
Norfolk Southern Corp                                  31,749               1,690
Union Pacific Corp                                     21,654               2,474
                                                                  ----------------
                                                                            8,185
                                                                  ----------------
Transport - Services (0.89%)
CH Robinson Worldwide Inc (a)                          13,843                 740
FedEx Corp                                             24,562               2,590
Ryder System Inc                                        4,856                 256
United Parcel Service Inc (a)                          85,291               6,007
                                                                  ----------------
                                                                            9,593
                                                                  ----------------
Web Portals (1.02%)
Google Inc (b)                                         17,408               8,206
Yahoo! Inc (a)(b)                                      97,641               2,738
                                                                  ----------------
                                                                           10,944
                                                                  ----------------
Wireless Equipment (0.85%)
Motorola Inc                                          191,174               3,313
Qualcomm Inc                                          132,481               5,803
                                                                  ----------------
                                                                            9,116
                                                                  ----------------
TOTAL COMMON STOCKS                                            $        1,061,049
                                                                  ----------------
                                                 Principal
                                               Amount (000's)      Value (000's)
SHORT TERM INVESTMENTS (1.22%)
Repurchase Agreements (1.22%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                    13,115              13,115
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $13,509,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                  ----------------

TOTAL SHORT TERM INVESTMENTS                                   $           13,115
                                                                  ----------------
MONEY MARKET FUNDS (11.34%)
Money Center Banks (11.34%)
BNY Institutional Cash Reserve Fund (d)               121,697             121,697
                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                       $          121,697
                                                                  ----------------
Total Investments                                              $        1,195,861
Liabilities in Excess of Other Assets,
  Net - (11.43)%                                                         (122,664)
                                                                  ----------------
TOTAL NET ASSETS - 100.00%                                     $        1,073,197
                                                                  ================
                                                                  ----------------

                                                                  ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,529 or 0.52% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $          255,129
Unrealized Depreciation                                        (27,785)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                      227,344
Cost for federal income tax purposes                            968,517
All dollar amounts are shown in thousands (000's)




                                      Futures Contracts
                                                 Current       Unrealized
                      Number of   Original         Market       Appreciation/
Type                  Contracts     Value           Value      (Depreciation)
-------------------------------------------- -------------- -----
Buy:
S&P 500; June 2007        35        $12,884        $13,024            140

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- ----------------- ----------------
Sector                                          Percent
--------------------- ----------------- ----------------
Financial                                        33.67%
Consumer,                                        19.90%
Non-cyclical
Communications                                   11.14%
Industrial                                       11.02%
Technology                                       10.52%
Energy                                           10.09%
Consumer, Cyclical                                8.28%
Utilities                                         3.62%
Basic Materials                                   2.94%
Exchange Traded                                   0.25%
Funds
Liabilities in                                (-11.43%)
Excess of Other
Assets, Net
                                        ----------------
TOTAL NET ASSETS                                100.00%
                                        ================

Other Assets Summary (unaudited)
--------------------- ----------------- ----------------
Asset Type                                      Percent
--------------------- ----------------- ----------------
Futures                                           1.21%

Schedule of Investments

April 30, 2007 (unaudited)
LargeCap Value Fund

                                                       Shares Held     Value (000's)
COMMON STOCKS (97.30%)
Advertising Agencies (0.30%)
Omnicom Group Inc                                         22,680  $              2,375
                                                                     ------------------

Aerospace & Defense (1.14%)
General Dynamics Corp                                     82,100                 6,445
Lockheed Martin Corp                                      28,500                 2,740
                                                                     ------------------
                                                                                 9,185
                                                                     ------------------
Aerospace & Defense Equipment (0.36%)
United Technologies Corp                                  43,250                 2,903
                                                                     ------------------

Airlines (0.30%)
AMR Corp (a)(b)                                           93,610                 2,442
                                                                     ------------------

Auto/Truck Parts & Equipment - Original (0.32%)
Autoliv Inc                                               44,350                 2,579
                                                                     ------------------

Beverages - Non-Alcoholic (0.66%)
Coca-Cola Co/The                                         101,660                 5,306
                                                                     ------------------

Brewery (0.59%)
Anheuser-Busch Cos Inc                                    96,590                 4,751
                                                                     ------------------

Cable TV (0.49%)
Comcast Corp (a)(b)                                       40,565                 1,081
DIRECTV Group Inc/The (a)(b)                             118,790                 2,832
                                                                     ------------------
                                                                                 3,913
                                                                     ------------------
Cellular Telecommunications (0.49%)
Alltel Corp                                               63,510                 3,981
                                                                     ------------------

Chemicals - Diversified (0.98%)
Celanese Corp (a)                                        101,800                 3,377
Dow Chemical Co/The                                       18,610                   830
Lyondell Chemical Co (a)                                 118,430                 3,685
                                                                     ------------------
                                                                                 7,892
                                                                     ------------------
Chemicals - Specialty (0.75%)
Albemarle Corp (a)                                        74,552                 3,165
Sigma-Aldrich Corp                                        69,050                 2,905
                                                                     ------------------
                                                                                 6,070

                                                                     ------------------
Commercial Banks (0.67%)
BB&T Corp (a)                                            130,210                 5,419
                                                                     ------------------

Commercial Services (0.35%)
Convergys Corp (b)                                       111,810                 2,824
                                                                     ------------------

Commercial Services - Finance (0.25%)
Equifax Inc (a)                                           50,840                 2,023
                                                                     ------------------

Computers (1.60%)
Hewlett-Packard Co                                       191,680                 8,077

Computers
International Business Machines Corp                      47,080                 4,812
                                                                     ------------------
                                                                                12,889
                                                                     ------------------
Computers - Integrated Systems (0.31%)
NCR Corp (a)(b)                                           48,760                 2,458
                                                                     ------------------

Consumer Products - Miscellaneous (0.39%)
Jarden Corp (a)(b)                                        75,070                 3,163
                                                                     ------------------

Containers - Paper & Plastic (0.49%)
Sonoco Products Co                                        92,000                 3,923
                                                                     ------------------

Cosmetics & Toiletries (2.18%)
Colgate-Palmolive Co                                      41,470                 2,809
Procter & Gamble Co                                      230,290                14,810
                                                                     ------------------
                                                                                17,619
                                                                     ------------------
Diversified Manufacturing Operations (3.65%)
Dover Corp                                                56,320                 2,710
General Electric Co                                      646,276                23,822
Parker Hannifin Corp                                      31,910                 2,940
                                                                     ------------------
                                                                                29,472
                                                                     ------------------
Electric - Integrated (3.83%)
Alliant Energy Corp                                       20,376                   892
Constellation Energy Group Inc                            52,000                 4,634
Entergy Corp                                              54,940                 6,216
FPL Group Inc (a)                                         99,450                 6,402
MDU Resources Group Inc                                   98,020                 2,970
PG&E Corp (a)                                             99,330                 5,026
Public Service Enterprise Group Inc                       55,020                 4,757
                                                                     ------------------
                                                                                30,897
                                                                     ------------------
Electric Products - Miscellaneous (0.43%)
Emerson Electric Co                                       73,713                 3,464
                                                                     ------------------

Electronic Design Automation (0.40%)
Cadence Design Systems Inc (a)(b)                        145,830                 3,237
                                                                     ------------------

Finance - Investment Banker & Broker (10.57%)
Bear Stearns Cos Inc/The (a)                              33,110                 5,155
Citigroup Inc                                            475,754                25,510
Goldman Sachs Group Inc/The                               21,800                 4,766
JPMorgan Chase & Co                                      416,868                21,719
Lehman Brothers Holdings Inc                              71,922                 5,414
Merrill Lynch & Co Inc                                   123,340                11,129
Morgan Stanley                                           138,350                11,623
                                                                     ------------------
                                                                                85,316
                                                                     ------------------
Finance - Mortgage Loan/Banker (1.09%)
Fannie Mae                                               149,400                 8,803
                                                                     ------------------

Financial Guarantee Insurance (0.83%)
PMI Group Inc/The                                         62,170                 3,013
Radian Group Inc (a)                                      63,910                 3,714
                                                                     ------------------
                                                                                 6,727
                                                                     ------------------
Food - Miscellaneous/Diversified (1.07%)
Campbell Soup Co                                          51,840                 2,027
General Mills Inc                                         78,540                 4,704

Food - Miscellaneous/Diversified
Kraft Foods Inc                                           56,820                 1,902
                                                                     ------------------
                                                                                 8,633
                                                                     ------------------
Food - Retail (0.48%)
Kroger Co/The                                            131,880                 3,892
                                                                     ------------------

Funeral Services & Related Items (0.38%)
Service Corp International/US (a)                        248,620                 3,021
                                                                     ------------------

Gas - Distribution (1.28%)
AGL Resources Inc (a)                                     62,820                 2,735
Nicor Inc (a)                                             45,180                 2,315
Sempra Energy (a)                                         82,870                 5,261
                                                                     ------------------
                                                                                10,311
                                                                     ------------------
Health Care Cost Containment (0.26%)
McKesson Corp (a)                                         35,870                 2,110
                                                                     ------------------

Hotels & Motels (0.37%)
Starwood Hotels & Resorts Worldwide Inc                   44,960                 3,013
                                                                     ------------------

Independent Power Producer (1.54%)
Dynegy Inc (b)                                           469,890                 4,422
Mirant Corp (b)                                          106,220                 4,766
NRG Energy Inc (b)                                        41,400                 3,269
                                                                     ------------------
                                                                                12,457
                                                                     ------------------
Industrial Gases (0.40%)
Air Products & Chemicals Inc                              42,100                 3,221
                                                                     ------------------

Instruments - Scientific (0.34%)
Applera Corp - Applied Biosystems Group                   86,550                 2,704
                                                                     ------------------

Internet Security (0.22%)
McAfee Inc (b)                                            54,900                 1,784
                                                                     ------------------

Life & Health Insurance (1.54%)
Cigna Corp                                                23,800                 3,703
Lincoln National Corp                                     72,760                 5,177
Reinsurance Group of America Inc                          56,960                 3,549
                                                                     ------------------
                                                                                12,429
                                                                     ------------------
Machinery - Construction & Mining (0.47%)
Terex Corp (a)(b)                                         48,920                 3,808
                                                                     ------------------

Medical - Drugs (4.93%)
Bristol-Myers Squibb Co (a)                              200,220                 5,778
Merck & Co Inc                                           222,700                11,456
Pfizer Inc (c)                                           853,350                22,580
                                                                     ------------------
                                                                                39,814
                                                                     ------------------
Medical - Wholesale Drug Distribution (0.35%)
AmerisourceBergen Corp                                    55,884                 2,794
                                                                     ------------------

Medical Products (0.50%)
Johnson & Johnson                                         62,340                 4,004
                                                                     ------------------

Multi-Line Insurance (4.07%)
American Financial Group Inc/OH                           57,355                 2,023
American International Group Inc                         163,380                11,422

Multi-Line Insurance
Genworth Financial Inc                                   116,270                 4,243
Hartford Financial Services Group Inc                     59,210                 5,992
HCC Insurance Holdings Inc                                77,110                 2,364
MetLife Inc (a)                                          103,490                 6,799
                                                                     ------------------
                                                                                32,843
                                                                     ------------------
Multimedia (2.58%)
McGraw-Hill Cos Inc/The                                   34,270                 2,246
News Corp                                                219,260                 4,909
Time Warner Inc                                          242,950                 5,012
Walt Disney Co/The                                       247,370                 8,653
                                                                     ------------------
                                                                                20,820
                                                                     ------------------
Oil - Field Services (0.44%)
Tidewater Inc (a)                                         55,771                 3,525
                                                                     ------------------

Oil Company - Integrated (11.08%)
Chevron Corp                                             284,178                22,106
ConocoPhillips                                           135,470                 9,395
Exxon Mobil Corp                                         625,444                49,648
Occidental Petroleum Corp                                163,431                 8,286
                                                                     ------------------
                                                                                89,435
                                                                     ------------------
Oil Field Machinery & Equipment (0.44%)
National Oilwell Varco Inc (a)(b)                         41,785                 3,546
                                                                     ------------------

Oil Refining & Marketing (2.10%)
Frontier Oil Corp                                        101,510                 3,586
Tesoro Corp (a)                                           40,270                 4,881
Valero Energy Corp                                       121,181                 8,511
                                                                     ------------------
                                                                                16,978
                                                                     ------------------
Pharmacy Services (0.32%)
Medco Health Solutions Inc (b)                            33,400                 2,606
                                                                     ------------------

Property & Casualty Insurance (2.34%)
Chubb Corp                                                95,580                 5,145
Philadelphia Consolidated Holding Co (a)(b)               57,580                 2,499
Safeco Corp (a)                                           36,330                 2,425
Travelers Cos Inc/The                                    132,240                 7,154
WR Berkley Corp (a)                                       51,032                 1,658
                                                                     ------------------
                                                                                18,881
                                                                     ------------------
Regional Banks (9.68%)
Bank of America Corp                                     531,276                27,042
Comerica Inc                                              73,710                 4,564
Keycorp (a)                                              132,070                 4,712
PNC Financial Services Group Inc                          85,240                 6,316
US Bancorp (a)                                           283,260                 9,730
Wachovia Corp                                            225,767                12,539
Wells Fargo & Co                                         367,700                13,197
                                                                     ------------------
                                                                                78,100
                                                                     ------------------
REITS - Apartments (0.64%)
AvalonBay Communities Inc (a)                             26,400                 3,228
Essex Property Trust Inc (a)                              15,220                 1,961
                                                                     ------------------
                                                                                 5,189
                                                                     ------------------
REITS - Healthcare (0.33%)
Ventas Inc                                                63,050                 2,658
                                                                     ------------------

REITS - Hotels (0.63%)
Hospitality Properties Trust (a)                          44,410                 2,022
REITS - Hotels
Host Hotels & Resorts Inc                                118,370                 3,035
                                                                     ------------------
                                                                                 5,057
                                                                     ------------------
REITS - Office Property (0.78%)
Boston Properties Inc                                     36,487                 4,290
SL Green Realty Corp (a)                                  14,190                 1,999
                                                                     ------------------
                                                                                 6,289
                                                                     ------------------
REITS - Regional Malls (0.82%)
Simon Property Group Inc                                  35,800                 4,127
Taubman Centers Inc                                       44,020                 2,467
                                                                     ------------------
                                                                                 6,594
                                                                     ------------------
Retail - Discount (0.27%)
Dollar Tree Stores Inc (b)                                55,850                 2,196
                                                                     ------------------

Retail - Major Department Store (0.70%)
JC Penney Co Inc                                          28,710                 2,271
Sears Holdings Corp (a)(b)                                17,800                 3,398
                                                                     ------------------
                                                                                 5,669
                                                                     ------------------
Retail - Office Supplies (0.23%)
OfficeMax Inc (a)                                         38,060                 1,873
                                                                     ------------------

Retail - Restaurants (1.24%)
McDonald's Corp                                          207,243                10,006
                                                                     ------------------

Savings & Loans - Thrifts (0.21%)
Washington Mutual Inc                                     39,560                 1,661
                                                                     ------------------

Semiconductor Component - Integrated
Circuits (0.34%)
Atmel Corp (a)(b)                                        521,126                 2,772
                                                                     ------------------

Steel - Producers (1.11%)
Nucor Corp                                                84,950                 5,391
Steel Dynamics Inc (a)                                    80,930                 3,586
                                                                     ------------------
                                                                                 8,977
                                                                     ------------------
Telecommunication Services (0.33%)
Embarq Corp                                               44,110                 2,648
                                                                     ------------------

Telephone - Integrated (5.71%)
AT&T Inc                                                 722,817                27,987
CenturyTel Inc                                            72,770                 3,351
Qwest Communications International Inc (a)(b)            498,847                 4,430
Sprint Nextel Corp (a)                                    38,674                   775
Verizon Communications Inc                               248,693                 9,495
                                                                     ------------------
                                                                                46,038
                                                                     ------------------
Tobacco (2.38%)
Altria Group Inc                                         148,363                10,225
Loews Corp - Carolina Group                               47,380                 3,626
Reynolds American Inc (a)                                 53,740                 3,453
UST Inc (a)                                               33,800                 1,916
                                                                     ------------------
                                                                                19,220
                                                                     ------------------
Tools - Hand Held (0.40%)
Snap-On Inc (a)                                           59,470                 3,241
                                                                     ------------------

Toys (0.58%)
Mattel Inc                                               163,800                 4,636
                                                                     ------------------
TOTAL COMMON STOCKS                                               $            785,084
                                                                     ------------------

                                                                     ------------------
                                                     Principal
                                                     Amount (000's)       Value (000's)
SHORT TERM INVESTMENTS (2.83%)
Repurchase Agreements (2.83%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                       22,838                 22,838
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $23,523,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                     -------------------

TOTAL SHORT TERM INVESTMENTS                                      $              22,838
                                                                     -------------------
MONEY MARKET FUNDS (9.84%)
Money Center Banks (9.84%)
BNY Institutional Cash Reserve Fund (d)                   79,407                 79,407
                                                                     -------------------
TOTAL MONEY MARKET FUNDS                                          $              79,407
                                                                     -------------------
Total Investments                                                 $             887,329
Liabilities in Excess of Other Assets, Net - (9.97)%                           (80,428)
                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                        $             806,901
                                                                     ===================
                                                                     -------------------

                                                                     ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $534 or 0.07% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $          138,413
Unrealized Depreciation                                         (4,545)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                      133,868
Cost for federal income tax purposes                            753,461
All dollar amounts are shown in thousands (000's)



                                   Futures Contracts
                                                 Current     Unrealized
                   Number of     Original        Market     Appreciation/
Type               Contracts       Value          Value    (Depreciation)
------------------------------------------------ -------------------------
Buy:
Russell 1000; June     51         $20,048       $20,685            637
2007

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- --------------------------
Sector                                  Percent
--------------------- --------------------------
Financial                                46.87%
Consumer,                                15.09%
Non-cyclical
Energy                                   14.06%
Communications                           10.11%
Industrial                                7.28%

Utilities                                 6.65%
Consumer, Cyclical                        4.02%
Basic Materials                           3.24%
Technology                                2.65%
Liabilities in                         (-9.97%)
Excess of Other
Assets, Net
                                  --------------
TOTAL NET ASSETS                        100.00%
                                  ==============

Other Assets Summary (unaudited)
--------------------- --------------------------
Asset Type                              Percent
--------------------- --------------------------
Futures                                   2.56%

Schedule of Investments

April 30, 2007 (unaudited)
MidCap Blend Fund

                                                  Shares Held         Value (000's)
COMMON STOCKS (99.66%)
Advertising Sales (0.67%)
Lamar Advertising Co (a)                                 99,542  $              6,006
                                                                    ------------------

Aerospace & Defense Equipment (0.98%)
Alliant Techsystems Inc (a)(b)                           95,054                 8,852
                                                                    ------------------

Applications Software (1.02%)
Intuit Inc (a)(b)                                       322,333                 9,170
                                                                    ------------------

Broadcasting Services & Programming (5.15%)
Discovery Holding Co (b)                                761,518                16,563
Liberty Global Inc - A Shares (a)(b)                    143,649                 5,156
Liberty Global Inc - B Shares (a)(b)                    301,268                10,065
Liberty Media Holding Corp - Capital (a)(b)             128,992                14,572
                                                                    ------------------
                                                                               46,356
                                                                    ------------------
Building & Construction Products -
Miscellaneous (0.63%)
USG Corp (a)(b)                                         123,138                 5,683
                                                                    ------------------

Building Products - Cement & Aggregate (0.48%)
Martin Marietta Materials Inc (a)                        29,719                 4,334
                                                                    ------------------

Cable TV (1.85%)
EchoStar Communications Corp (a)(b)                     357,338                16,627
                                                                    ------------------

Casino Services (1.06%)
International Game Technology                           249,637                 9,521
                                                                    ------------------

Commercial Banks (2.31%)
Commerce Bancorp Inc/NJ (a)                             163,191                 5,457
M&T Bank Corp (a)                                        52,368                 5,831
TCF Financial Corp                                      349,756                 9,471
                                                                    ------------------
                                                                               20,759
                                                                    ------------------
Commercial Services (2.74%)
ChoicePoint Inc (b)                                     168,958                 6,415
Iron Mountain Inc (a)(b)                                266,374                 7,485
Weight Watchers International Inc (a)                   224,003                10,750
                                                                    ------------------
                                                                               24,650

                                                                    ------------------
Commercial Services - Finance (1.06%)
Western Union Co/The                                    454,262                 9,562
                                                                    ------------------

Data Processing & Management (5.73%)
Automatic Data Processing Inc                           172,433                 7,718
Broadridge Financial Solutions Inc                       41,687                   835
Fidelity National Information Services                  294,602                14,886
First Data Corp                                         292,545                 9,479
Paychex Inc                                             385,330                14,296
SEI Investments Co                                       71,183                 4,344
                                                                    ------------------
                                                                               51,558
                                                                    ------------------

Dental Supplies & Equipment (1.29%)
Dentsply International Inc                              346,386                11,573
                                                                    ------------------

Distribution & Wholesale (0.89%)
Fastenal Co (a)                                         194,167                 7,984
                                                                    ------------------

Diversified Manufacturing Operations (1.80%)
Dover Corp                                              146,049                 7,028
Tyco International Ltd                                  282,071                 9,204
                                                                    ------------------
                                                                               16,232
                                                                    ------------------
Diversified Operations (1.46%)
Onex Corp (a)(b)                                        374,265                13,152
                                                                    ------------------

E-Commerce - Services (0.56%)
Liberty Media Corp - Interactive (b)                    201,152                 5,035
                                                                    ------------------

Electric - Generation (1.14%)
AES Corp/The (b)                                        466,380                10,256
                                                                    ------------------

Electric - Integrated (1.21%)
Ameren Corp (a)                                         125,296                 6,587
SCANA Corp                                               99,175                 4,317
                                                                    ------------------
                                                                               10,904
                                                                    ------------------
Electronic Components - Miscellaneous (1.18%)
Gentex Corp (a)                                         597,701                10,639
                                                                    ------------------

Electronic Components - Semiconductors (0.86%)
Microchip Technology Inc                                191,586                 7,729
                                                                    ------------------

Energy - Alternate Sources (1.76%)
Covanta Holding Corp (a)(b)                             645,093                15,831
                                                                    ------------------

Financial Guarantee Insurance (1.42%)
AMBAC Financial Group Inc (a)                           139,438                12,800
                                                                    ------------------

Food - Wholesale & Distribution (1.66%)
SYSCO Corp                                              455,255                14,905
                                                                    ------------------

Gold Mining (1.46%)
Newmont Mining Corp (a)                                 315,005                13,136
                                                                    ------------------

Human Resources (0.64%)
Robert Half International Inc                           172,012                 5,728
                                                                    ------------------

Insurance Brokers (1.86%)
AON Corp                                                210,899                 8,172
Marsh & McLennan Cos Inc (a)                            270,454                 8,590
                                                                    ------------------
                                                                               16,762
                                                                    ------------------
Investment Management & Advisory
Services (2.57%)
Eaton Vance Corp                                        123,245                 4,711
Legg Mason Inc                                           89,315                 8,859
Nuveen Investments Inc (a)                              178,880                 9,534
                                                                    ------------------
                                                                               23,104
                                                                    ------------------
Life & Health Insurance (1.83%)
Aflac Inc                                               321,186                16,490
                                                                    ------------------


Linen Supply & Related Items (2.86%)
Cintas Corp (a)                                         686,403                25,720
                                                                    ------------------

Machinery - Print Trade (1.85%)
Zebra Technologies Corp (a)(b)                          417,945                16,630
                                                                    ------------------

Medical - Biomedical/Gene (0.74%)
Medimmune Inc (a)(b)                                    117,319                 6,650
                                                                    ------------------

Medical - Drugs (1.41%)
Valeant Pharmaceuticals International (a)               703,423                12,676
                                                                    ------------------

Medical - HMO (1.98%)
Coventry Health Care Inc (b)                            307,717                17,795
                                                                    ------------------

Medical - Outpatient & Home Medical
Care (1.43%)
Lincare Holdings Inc (b)                                325,950                12,855
                                                                    ------------------

Medical Instruments (1.67%)
St Jude Medical Inc (b)                                 350,994                15,019
                                                                    ------------------

Medical Laboratory & Testing Service (2.15%)
Laboratory Corp of America Holdings (a)(b)              244,436                19,296
                                                                    ------------------

Multi-Line Insurance (2.10%)
Loews Corp                                              399,320                18,896
                                                                    ------------------

Office Automation & Equipment (0.70%)
Pitney Bowes Inc                                        130,851                 6,281
                                                                    ------------------

Oil - Field Services (1.98%)
Weatherford International Ltd (a)(b)                    339,613                17,826
                                                                    ------------------

Oil & Gas Drilling (0.56%)
Nabors Industries Ltd (a)(b)                            156,443                 5,025
                                                                    ------------------

Oil Company - Exploration & Production (3.64%)
Cimarex Energy Co                                       297,602                11,726
Encore Acquisition Co (b)                               331,450                 8,853
Rosetta Resources Inc (a)(b)                            232,642                 5,004
XTO Energy Inc                                          132,512                 7,191
                                                                    ------------------
                                                                               32,774
                                                                    ------------------
Pipelines (4.40%)
Equitable Resources Inc                                 299,851                15,595
Questar Corp (a)                                        140,551                13,652
Williams Cos Inc                                        350,711                10,346
                                                                    ------------------
                                                                               39,593
                                                                    ------------------
Property & Casualty Insurance (3.36%)
Fidelity National Financial Inc (a)                     112,617                 2,871
Markel Corp (a)(b)                                       30,747                14,110
Mercury General Corp                                    212,696                11,517
White Mountains Insurance Group Ltd                       3,007                 1,723
                                                                    ------------------
                                                                               30,221
                                                                    ------------------
Publishing - Newspapers (1.53%)
Washington Post Co/The                                   18,489                13,756
                                                                    ------------------


Quarrying (0.66%)
Vulcan Materials Co (a)                                  47,799                 5,911
                                                                    ------------------

Real Estate Operator & Developer (4.84%)
Brookfield Asset Management Inc (a)                     462,867                26,916
Forest City Enterprises Inc (a)                         248,719                16,617
                                                                    ------------------
                                                                               43,533
                                                                    ------------------
Reinsurance (1.50%)
Everest Re Group Ltd                                    134,303                13,516
                                                                    ------------------

Retail - Auto Parts (2.90%)
Autozone Inc (b)                                         52,649                 7,004
O'Reilly Automotive Inc (a)(b)                          534,884                19,042
                                                                    ------------------
                                                                               26,046
                                                                    ------------------
Retail - Automobile (1.06%)
Carmax Inc (a)(b)                                       383,879                 9,566
                                                                    ------------------

Retail - Discount (1.26%)
TJX Cos Inc                                             407,079                11,353
                                                                    ------------------

Retail - Jewelry (0.92%)
Tiffany & Co (a)                                        174,129                 8,304
                                                                    ------------------

Retail - Restaurants (1.58%)
Yum! Brands Inc                                         230,383                14,252
                                                                    ------------------

Schools (0.35%)
Strayer Education Inc (a)                                25,026                 3,112
                                                                    ------------------

Telephone - Integrated (1.22%)
Telephone & Data Systems Inc - Special
  Shares (a)                                            208,148                10,990
                                                                    ------------------

Textile - Home Furnishings (0.96%)
Mohawk Industries Inc (a)(b)                             95,953                 8,651
                                                                    ------------------

Transport - Truck (0.61%)
Heartland Express Inc                                   320,732                 5,526
                                                                    ------------------

Wireless Equipment (2.17%)
American Tower Corp (b)                                 513,213                19,502
                                                                    ------------------
TOTAL COMMON STOCKS                                              $            896,613
                                                                    ------------------
                                                   Principal
                                                 Amount (000's)         Value (000's)
SHORT TERM INVESTMENTS (0.27%)
Repurchase Agreements (0.27%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                       2,465                 2,465
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $2,539,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                    ------------------

TOTAL SHORT TERM INVESTMENTS                                     $              2,465
                                                                    ------------------
MONEY MARKET FUNDS (28.83%)
Money Center Banks (28.83%)
BNY Institutional Cash Reserve Fund (c)                 259,374               259,374
                                                                    ------------------
TOTAL MONEY MARKET FUNDS                                         $            259,374
                                                                    ------------------
Total Investments                                                $          1,158,452
Liabilities in Excess of Other Assets,
  Net - (28.76)%                                                             (258,751)
                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                       $            899,701
                                                                    ==================
                                                                    ------------------

                                                                    ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          210,163
Unrealized Depreciation                                       (16,369)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                     193,794
Cost for federal income tax purposes                           964,658

All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------
Sector                                Percent
--------------------- ------------------------
Financial                              50.90%
Consumer,                              17.10%
Non-cyclical
Consumer, Cyclical                     13.49%
Communications                         13.14%
Energy                                 12.34%
Technology                              8.31%
Industrial                              7.55%
Utilities                               2.35%
Basic Materials                         2.12%
Diversified                             1.46%
Liabilities in                      (-28.76%)
Excess of Other
Assets, Net
                               ---------------
TOTAL NET ASSETS                      100.00%
                               ===============

Schedule of Investments

April 30, 2007 (unaudited)
MidCap Growth Fund

                                                           Shares Held      Value (000's)
COMMON STOCKS (97.03%)
Advertising Sales (2.89%)
Focus Media Holding Ltd ADR (a)(b)                                 7,400  $           274
Lamar Advertising Co                                              11,480              693
                                                                             -------------
                                                                                      967
                                                                             -------------
Aerospace & Defense Equipment (1.71%)
BE Aerospace Inc (b)                                              15,568              571
                                                                             -------------

Apparel Manufacturers (3.26%)
Coach Inc (b)                                                      8,955              437
Phillips-Van Heusen                                               11,700              654
                                                                             -------------
                                                                                    1,091
                                                                             -------------
Batteries & Battery Systems (2.85%)
Energizer Holdings Inc (a)(b)                                      9,810              953
                                                                             -------------

Building - Heavy Construction (1.41%)
Chicago Bridge & Iron Co NV                                       13,640              472
                                                                             -------------

Cellular Telecommunications (2.97%)
NII Holdings Inc (a)(b)                                           12,925              992
                                                                             -------------

Chemicals - Specialty (3.44%)
Albemarle Corp                                                    15,400              654
International Flavors & Fragrances Inc                            10,200              496
                                                                             -------------
                                                                                    1,150
                                                                             -------------
Commercial Services (2.04%)
Quanta Services Inc (a)(b)                                        24,800              682
                                                                             -------------

Computer Services (5.57%)
Cognizant Technology Solutions Corp (b)                            5,445              487
DST Systems Inc (a)(b)                                             8,300              648
Factset Research Systems Inc                                      11,823              727
                                                                             -------------
                                                                                    1,862
                                                                             -------------
Consumer Products - Miscellaneous (0.97%)
Fossil Inc (a)(b)                                                 11,524              325
                                                                             -------------

Containers - Metal & Glass (2.20%)
Owens-Illinois Inc (a)(b)                                         24,423              735
                                                                             -------------

Cosmetics & Toiletries (2.02%)
Avon Products Inc                                                 17,000              677
                                                                             -------------

Diversified Manufacturing Operations (4.07%)
Roper Industries Inc                                               9,463              530
SPX Corp                                                           7,000              496
Textron Inc                                                        3,300              336
                                                                             -------------
                                                                                    1,362
                                                                             -------------
Electronic Components - Semiconductors (2.14%)
ON Semiconductor Corp (a)(b)                                      66,910              717
                                                                             -------------


Electronic Measurement Instruments (2.19%)
Trimble Navigation Ltd (b)                                        25,480              731
                                                                             -------------

E-Marketing & Information (2.20%)
Digital River Inc (a)(b)                                          12,590              737
                                                                             -------------

Engineering - Research & Development Services (1.06%)
McDermott International, Inc. (b)                                  6,615              355
                                                                             -------------

Entertainment Software (1.72%)
Activision Inc (a)(b)                                             28,790              576
                                                                             -------------

Filtration & Separation Products (1.36%)
Pall Corp                                                         10,800              453
                                                                             -------------

Finance - Investment Banker & Broker (2.11%)
Lazard Ltd (a)                                                    13,005              704
                                                                             -------------

Food - Retail (1.29%)
Safeway Inc                                                       11,840              430
                                                                             -------------

Hazardous Waste Disposal (1.23%)
Stericycle Inc (a)(b)                                              4,700              410
                                                                             -------------

Hotels & Motels (1.20%)
Hilton Hotels Corp                                                11,810              402
                                                                             -------------

Instruments - Controls (1.36%)
Mettler Toledo International Inc (b)                               4,645              453
                                                                             -------------

Instruments - Scientific (2.39%)
Thermo Fisher Scientific Inc (b)                                  15,355              799
                                                                             -------------

Internet Infrastructure Software (1.87%)
Akamai Technologies Inc (a)(b)                                     2,895              128
F5 Networks Inc (b)                                                6,500              499
                                                                             -------------
                                                                                      627
                                                                             -------------
Internet Security (1.63%)
VeriSign Inc (a)(b)                                               19,900              544
                                                                             -------------

Investment Management & Advisory Services (1.98%)
T Rowe Price Group Inc                                            13,349              663
                                                                             -------------

Machinery - Print Trade (1.50%)
Zebra Technologies Corp (a)(b)                                    12,600              501
                                                                             -------------

Medical - Biomedical/Gene (1.29%)
Celgene Corp (b)                                                   7,025              430
                                                                             -------------

Medical - Drugs (2.67%)
Shire PLC ADR (a)                                                 12,780              893
                                                                             -------------

Medical Instruments (3.43%)
Intuitive Surgical Inc (a)(b)                                      3,500              454
St Jude Medical Inc (b)                                           16,215              694
                                                                             -------------
                                                                                    1,148
                                                                             -------------

Metal Processors & Fabrication (2.05%)
Precision Castparts Corp                                           6,580              685
                                                                             -------------

Networking Products (0.96%)
Polycom Inc (a)(b)                                                 9,600              320
                                                                             -------------

Oil Field Machinery & Equipment (2.76%)
Cameron International Corp (b)                                    14,305              924
                                                                             -------------

Private Corrections (2.21%)
Corrections Corp of America (b)                                   13,010              739
                                                                             -------------

Real Estate Magagement & Services (0.96%)
CB Richard Ellis Group Inc (a)(b)                                  9,462              320
                                                                             -------------

Retail - Apparel & Shoe (3.08%)
J Crew Group Inc (a)(b)                                           13,500              547
Nordstrom Inc                                                      8,800              483
                                                                             -------------
                                                                                    1,030
                                                                             -------------
Schools (0.52%)
ITT Educational Services Inc (b)                                   1,800              175
                                                                             -------------

Steel - Producers (2.04%)
Carpenter Technology Corp                                          5,615              681
                                                                             -------------

Telecommunication Equipment - Fiber Optics (1.30%)
Ciena Corp (a)(b)                                                 14,900              434
                                                                             -------------

Veterinary Diagnostics (2.56%)
VCA Antech Inc (b)                                                21,695              855
                                                                             -------------

Web Hosting & Design (1.39%)
Equinix Inc (a)(b)                                                 5,550              463
                                                                             -------------

Wireless Equipment (4.45%)
American Tower Corp (b)                                           21,091              801
Crown Castle International Corp (a)(b)                            19,945              685
                                                                             -------------
                                                                                    1,486
                                                                             -------------
X-Ray Equipment (2.73%)
Hologic Inc (a)(b)                                                15,830              911
                                                                             -------------
TOTAL COMMON STOCKS                                                       $        32,435
                                                                             -------------
                                                            Principal
                                                          Amount (000's)       Value (000's)
SHORT TERM INVESTMENTS (2.67%)
Repurchase Agreements (2.67%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                                  893              893
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $920,000; 0% - 5.88%; dated
05/03/07-04/01/36)
                                                                             -------------

TOTAL SHORT TERM INVESTMENTS                                              $           893
                                                                             -------------
MONEY MARKET FUNDS (24.45%)
Money Center Banks (24.45%)
BNY Institutional Cash Reserve Fund (c)                            8,174            8,174
                                                                             -------------
TOTAL MONEY MARKET FUNDS                                                  $         8,174
                                                                             -------------
Total Investments                                                         $        41,502
Liabilities in Excess of Other Assets, Net - (24.15)%                             (8,073)
                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                $        33,429
                                                                             =============
                                                                             -------------

                                                                             =============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            4,883
Unrealized Depreciation                                        (149)
                                                     ----------------
Net Unrealized Appreciation (Depreciation)                     4,734
Cost for federal income tax purposes                          36,768
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------ ----------------
Sector                                                       Percent
--------------------- ------------------------------ ----------------
Financial                                                     32.17%
Industrial                                                    25.37%
Consumer,                                                     21.73%
Non-cyclical
Communications                                                19.65%
Technology                                                     9.44%
Consumer, Cyclical                                             7.55%
Basic Materials                                                5.48%
Energy                                                         2.76%
Liabilities in                                             (-24.15%)
Excess of Other
Assets, Net
                                                     ----------------
TOTAL NET ASSETS                                             100.00%
                                                     ================

Schedule of Investments

April 30, 2007 (unaudited)
MidCap S&P 400 Index Fund

                                                          Shares Held         Value (000's)
COMMON STOCKS (96.31%)
Aerospace & Defense Equipment (0.47%)
Alliant Techsystems Inc (a)(b)                                 5,639  $                525
DRS Technologies Inc                                           6,930                   349
Sequa Corp (a)(b)                                              1,181                   138
                                                                         ------------------
                                                                                     1,012
                                                                         ------------------
Airlines (0.32%)
Airtran Holdings Inc (a)(b)                                   15,619                   172
Alaska Air Group Inc (a)(b)                                    6,891                   204
JetBlue Airways Corp (a)(b)                                   30,471                   302
                                                                         ------------------
                                                                                       678
                                                                         ------------------
Apparel Manufacturers (0.45%)
Hanesbrands Inc (b)                                           16,479                   438
Phillips-Van Heusen                                            9,497                   531
                                                                         ------------------
                                                                                       969
                                                                         ------------------
Auction House & Art Dealer (0.23%)
Sotheby's (a)                                                  9,781                   505
                                                                         ------------------

Auto - Medium & Heavy Duty Trucks (0.33%)
Oshkosh Truck Corp (a)                                        12,643                   707
                                                                         ------------------

Auto/Truck Parts & Equipment - Original (0.76%)
ArvinMeritor Inc (a)                                          12,197                   252
BorgWarner Inc                                                 9,914                   772
Lear Corp (a)(b)                                              13,063                   480
Modine Manufacturing Co                                        5,617                   130
                                                                         ------------------
                                                                                     1,634

                                                                         ------------------
Batteries & Battery Systems (0.43%)
Energizer Holdings Inc (a)(b)                                  9,599                   933
                                                                         ------------------

Beverages - Non-Alcoholic (0.30%)
Hansen Natural Corp (a)(b)                                    10,409                   397
PepsiAmericas Inc                                             10,349                   250
                                                                         ------------------
                                                                                       647
                                                                         ------------------
Building - Heavy Construction (0.16%)
Granite Construction Inc                                       5,794                   349
                                                                         ------------------

Building - Maintenance & Service (0.06%)
Rollins Inc                                                    5,136                   119
                                                                         ------------------

Building - Mobile Home & Manufactured Housing (0.11%)
Thor Industries Inc (a)                                        6,002                   239
                                                                         ------------------

Building - Residential & Commercial (1.08%)
Beazer Homes USA Inc (a)                                       6,696                   223
Hovnanian Enterprises Inc (a)(b)                               6,254                   150
MDC Holdings Inc (a)                                           5,959                   305
NVR Inc (a)(b)                                                   825                   680
Ryland Group Inc (a)                                           7,281                   323

Building - Residential & Commercial
Toll Brothers Inc (a)(b)                                      21,687                   646
                                                                         ------------------
                                                                                     2,327
                                                                         ------------------
Building & Construction - Miscellaneous (0.08%)
Dycom Industries Inc (b)                                       6,953                   180
                                                                         ------------------

Building Products - Cement & Aggregate (0.79%)
Florida Rock Industries Inc                                    8,441                   583
Martin Marietta Materials Inc                                  7,705                 1,124
                                                                         ------------------
                                                                                     1,707
                                                                         ------------------
Capacitors (0.06%)
Kemet Corp (b)                                                14,320                   121
                                                                         ------------------

Casino Hotels (0.15%)
Boyd Gaming Corp                                               7,306                   332
                                                                         ------------------

Casino Services (0.18%)
Scientific Games Corp (a)(b)                                  11,475                   382
                                                                         ------------------

Chemicals - Diversified (0.86%)
FMC Corp                                                       6,553                   504
Lyondell Chemical Co                                          36,648                 1,141
Olin Corp                                                     12,567                   215
                                                                         ------------------
                                                                                     1,860
                                                                         ------------------
Chemicals - Specialty (1.49%)
Albemarle Corp                                                13,509                   573
Cabot Corp                                                    11,002                   498
Chemtura Corp                                                 41,230                   455
Cytec Industries Inc                                           7,196                   395
Ferro Corp                                                     7,378                   154
Lubrizol Corp                                                 11,827                   709
Minerals Technologies Inc (a)                                  3,248                   207
Sensient Technologies Corp                                     7,998                   209
                                                                         ------------------
                                                                                     3,200
                                                                         ------------------
Coal (0.41%)
Arch Coal Inc (a)                                             24,348                   878
                                                                         ------------------

Coatings & Paint (0.42%)
RPM International Inc (a)                                     20,456                   435
Valspar Corp                                                  17,472                   473
                                                                         ------------------
                                                                                       908
                                                                         ------------------
Commercial Banks (2.38%)
Associated Banc-Corp                                          22,312                   722
Bank of Hawaii Corp                                            8,504                   450
Cathay General Bancorp (a)                                     8,855                   290
City National Corp/Beverly Hills CA                            6,843                   501
Colonial BancGroup Inc/The                                    26,132                   629
Cullen/Frost Bankers Inc                                      10,237                   524
FirstMerit Corp (a)                                           13,699                   286
Greater Bay Bancorp                                            8,727                   225
SVB Financial Group (a)(b)                                     5,901                   302
TCF Financial Corp                                            19,184                   520
Webster Financial Corp                                         9,656                   429
Westamerica Bancorporation (a)                                 5,186                   243
                                                                         ------------------
                                                                                     5,121
                                                                         ------------------
Commercial Services (0.82%)
Alliance Data Systems Corp (b)                                11,295                   719
Commercial Services
ChoicePoint Inc (b)                                           13,094                   497
Quanta Services Inc (a)(b)                                    20,234                   556
                                                                         ------------------
                                                                                     1,772
                                                                         ------------------
Commercial Services - Finance (0.16%)
Deluxe Corp                                                    8,823                   334
                                                                         ------------------

Computer Aided Design (0.16%)
Parametric Technology Corp (a)(b)                             19,506                   347
                                                                         ------------------

Computer Services (0.91%)
BISYS Group Inc/The (a)(b)                                    20,696                   240
Ceridian Corp (a)(b)                                          24,152                   815
DST Systems Inc (a)(b)                                         9,466                   739
SRA International Inc (a)(b)                                   7,047                   172
                                                                         ------------------
                                                                                     1,966
                                                                         ------------------
Computers (0.14%)
Palm Inc (a)(b)                                               17,458                   295
                                                                         ------------------

Computers - Integrated Systems (0.39%)
Diebold Inc                                                   11,237                   536
Jack Henry & Associates Inc                                   13,213                   314
                                                                         ------------------
                                                                                       850
                                                                         ------------------
Computers - Memory Devices (0.41%)
Imation Corp                                                   5,996                   222
Western Digital Corp (a)(b)                                   37,623                   665
                                                                         ------------------
                                                                                       887
                                                                         ------------------
Consulting Services (0.38%)
Corporate Executive Board Co (a)                               6,532                   416
Gartner Inc (b)                                                8,900                   224
Navigant Consulting Inc (a)(b)                                 9,286                   178
                                                                         ------------------
                                                                                       818
                                                                         ------------------
Consumer Products - Miscellaneous (0.46%)
American Greetings Corp                                        9,720                   247
Blyth Inc                                                      4,301                   112
Scotts Miracle-Gro Co/The (a)                                  7,469                   336
Tupperware Brands Corp                                        10,436                   294
                                                                         ------------------
                                                                                       989
                                                                         ------------------
Containers - Paper & Plastic (0.50%)
Packaging Corp of America                                     13,993                   346
Sonoco Products Co                                            17,016                   726
                                                                         ------------------
                                                                                     1,072
                                                                         ------------------
Cosmetics & Toiletries (0.16%)
Alberto-Culver Co                                             13,921                   338
                                                                         ------------------

Data Processing & Management (1.73%)
Acxiom Corp                                                   11,791                   266
Broadridge Financial Solutions Inc                            23,527                   471
CSG Systems International Inc (a)(b)                           7,756                   208
Dun & Bradstreet Corp                                         10,261                   926
Fair Isaac Corp (a)                                            9,768                   349
Global Payments Inc                                           11,707                   445
MoneyGram International Inc                                   14,342                   408
SEI Investments Co                                            10,841                   662
                                                                         ------------------
                                                                                     3,735
                                                                         ------------------

Decision Support Software (0.06%)
Wind River Systems Inc (b)                                    12,917                   127
                                                                         ------------------

Dental Supplies & Equipment (0.40%)
Dentsply International Inc                                    26,016                   869
                                                                         ------------------

Diagnostic Equipment (0.53%)
Cytyc Corp (a)(b)                                             19,629                   692
Gen-Probe Inc (b)                                              8,943                   457
                                                                         ------------------
                                                                                     1,149
                                                                         ------------------
Direct Marketing (0.19%)
Catalina Marketing Corp                                        6,204                   196
Harte-Hanks Inc                                                8,075                   211
                                                                         ------------------
                                                                                       407
                                                                         ------------------
Distribution & Wholesale (1.13%)
CDW Corp (a)                                                  10,363                   746
Fastenal Co (a)                                               21,462                   883
Ingram Micro Inc (b)                                          24,380                   478
Tech Data Corp (b)                                             9,314                   331
                                                                         ------------------
                                                                                     2,438
                                                                         ------------------
Diversified Manufacturing Operations (2.60%)
Brink's Co/The (a)                                             8,294                   527
Carlisle Cos Inc (a)                                          10,433                   430
Crane Co                                                       8,704                   370
Federal Signal Corp                                            8,149                   129
Harsco Corp (a)                                               14,371                   733
Lancaster Colony Corp                                          3,999                   169
Pentair Inc                                                   17,083                   549
Roper Industries Inc                                          15,034                   843
SPX Corp                                                      10,210                   724
Teleflex Inc                                                   6,690                   480
Trinity Industries Inc (a)                                    13,677                   634
                                                                         ------------------
                                                                                     5,588
                                                                         ------------------
Diversified Operations (0.39%)
Leucadia National Corp (a)                                    27,749                   836
                                                                         ------------------

Electric - Integrated (5.54%)
Alliant Energy Corp                                           19,877                   871
Aquila Inc (b)                                                64,068                   265
Black Hills Corp (a)                                           5,713                   227
DPL Inc (a)(c)                                                19,342                   606
Duquesne Light Holdings Inc                                   15,014                   299
Energy East Corp                                              26,821                   650
Great Plains Energy Inc (a)                                   14,694                   480
Hawaiian Electric Industries Inc (a)                          13,933                   367
Idacorp Inc                                                    7,462                   257
MDU Resources Group Inc                                       30,979                   939
Northeast Utilities                                           26,385                   849
NSTAR                                                         18,266                   656
OGE Energy Corp                                               15,622                   600
Pepco Holdings Inc                                            32,913                   972
PNM Resources Inc                                             12,977                   422
Puget Energy Inc (a)                                          19,961                   515
SCANA Corp                                                    19,951                   868
Sierra Pacific Resources (b)                                  37,837                   691
Westar Energy Inc                                             14,963                   407

Electric - Integrated
Wisconsin Energy Corp                                         20,000                   976
                                                                         ------------------
                                                                                    11,917
                                                                         ------------------
Electric Products - Miscellaneous (0.31%)
Ametek Inc                                                    18,161                   659
                                                                         ------------------

Electronic Components - Miscellaneous (0.45%)
Gentex Corp                                                   24,440                   435
Vishay Intertechnology Inc (b)                                31,547                   525
                                                                         ------------------
                                                                                       960
                                                                         ------------------
Electronic Components - Semiconductors (2.53%)
Cree Inc (a)(b)                                               14,400                   294
Fairchild Semiconductor International Inc (b)                 21,128                   372
International Rectifier Corp (b)                              12,401                   437
Intersil Corp                                                 23,188                   691
Lattice Semiconductor Corp (a)(b)                             19,622                   107
MEMC Electronic Materials Inc (b)                             28,759                 1,578
Microchip Technology Inc                                      36,955                 1,491
Semtech Corp (b)                                              12,457                   179
Silicon Laboratories Inc (a)(b)                                9,378                   308
                                                                         ------------------
                                                                                     5,457
                                                                         ------------------
Electronic Connectors (0.72%)
Amphenol Corp                                                 30,450                 1,069
Thomas & Betts Corp (b)                                        8,789                   479
                                                                         ------------------
                                                                                     1,548
                                                                         ------------------
Electronic Design Automation (0.92%)
Cadence Design Systems Inc (a)(b)                             47,853                 1,062
Mentor Graphics Corp (b)                                      14,530                   235
Synopsys Inc (b)                                              24,822                   687
                                                                         ------------------
                                                                                     1,984
                                                                         ------------------
Electronic Measurement Instruments (0.13%)
National Instruments Corp                                      9,757                   272
                                                                         ------------------

Electronic Parts Distribution (0.80%)
Arrow Electronics Inc (b)                                     21,018                   831
Avnet Inc (a)(b)                                              21,986                   899
                                                                         ------------------
                                                                                     1,730
                                                                         ------------------
E-Marketing & Information (0.23%)
Valueclick Inc (a)(b)                                         17,020                   487
                                                                         ------------------

Engineering - Research & Development Services (0.75%)
Jacobs Engineering Group Inc (b)                              20,230                 1,020
KBR Inc (b)                                                   28,669                   593
                                                                         ------------------
                                                                                     1,613
                                                                         ------------------
Enterprise Software & Services (0.23%)
Advent Software Inc (b)                                        3,408                   115
Sybase Inc (b)                                                15,724                   380
                                                                         ------------------
                                                                                       495
                                                                         ------------------
Entertainment Software (0.40%)
Activision Inc (a)(b)                                         42,673                   853
                                                                         ------------------

Environmental Monitoring & Detection (0.10%)
Mine Safety Appliances Co (a)                                  5,112                   216
                                                                         ------------------

Fiduciary Banks (0.54%)
Investors Financial Services Corp                             11,284                   698

Fiduciary Banks
Wilmington Trust Corp                                         11,712                   474
                                                                         ------------------
                                                                                     1,172
                                                                         ------------------
Filtration & Separation Products (0.20%)
Donaldson Co Inc (a)                                          11,784                   423
                                                                         ------------------

Finance - Auto Loans (0.24%)
AmeriCredit Corp (a)(b)                                       20,081                   507
                                                                         ------------------

Finance - Investment Banker & Broker (0.92%)
AG Edwards Inc                                                12,872                   933
Jefferies Group Inc                                           17,988                   570
Raymond James Financial Inc                                   15,826                   485
                                                                         ------------------
                                                                                     1,988
                                                                         ------------------
Finance - Mortgage Loan/Banker (0.17%)
IndyMac Bancorp Inc (a)                                       12,369                   374
                                                                         ------------------

Financial Guarantee Insurance (0.70%)
PMI Group Inc/The (a)                                         14,856                   720
Radian Group Inc                                              13,670                   794
                                                                         ------------------
                                                                                     1,514
                                                                         ------------------
Food - Confectionery (0.31%)
JM Smucker Co/The                                              9,683                   540
Tootsie Roll Industries Inc                                    4,640                   135
                                                                         ------------------
                                                                                       675
                                                                         ------------------
Food - Meat Products (0.46%)
Hormel Foods Corp                                             12,500                   476
Smithfield Foods Inc (a)(b)                                   17,061                   522
                                                                         ------------------
                                                                                       998
                                                                         ------------------
Food - Retail (0.09%)
Ruddick Corp (a)                                               6,142                   184
                                                                         ------------------

Footwear & Related Apparel (0.10%)
Timberland Co (b)                                              8,594                   222
                                                                         ------------------

Gas - Distribution (0.58%)
AGL Resources Inc                                             13,297                   579
Vectren Corp                                                  13,040                   379
WGL Holdings Inc                                               8,404                   284
                                                                         ------------------
                                                                                     1,242
                                                                         ------------------
Golf (0.09%)
Callaway Golf Co (a)                                          10,633                   191
                                                                         ------------------

Hazardous Waste Disposal (0.31%)
Stericycle Inc (a)(b)                                          7,579                   660
                                                                         ------------------

Home Furnishings (0.06%)
Furniture Brands International Inc (a)                         8,266                   133
                                                                         ------------------

Hospital Beds & Equipment (0.30%)
Hillenbrand Industries Inc                                    10,523                   644
                                                                         ------------------

Human Resources (0.78%)
Kelly Services Inc (a)                                         3,682                   105
Korn/Ferry International (b)                                   7,301                   172
Manpower Inc                                                  14,564                 1,169

Human Resources
MPS Group Inc (b)                                             17,526                   240
                                                                         ------------------
                                                                                     1,686
                                                                         ------------------
Industrial Automation & Robots (0.12%)
Nordson Corp                                                   5,760                   264
                                                                         ------------------

Industrial Gases (0.28%)
Airgas Inc                                                    13,434                   599
                                                                         ------------------

Instruments - Scientific (0.14%)
Varian Inc (a)(b)                                              5,226                   303
                                                                         ------------------

Insurance Brokers (0.45%)
Arthur J Gallagher & Co (a)                                   16,820                   471
Brown & Brown Inc                                             19,700                   507
                                                                         ------------------
                                                                                       978
                                                                         ------------------
Internet Content - Entertainment (0.11%)
NetFlix Inc (a)(b)                                            10,340                   229
                                                                         ------------------

Internet Infrastructure Equipment (0.11%)
Avocent Corp (a)(b)                                            8,687                   243
                                                                         ------------------

Internet Infrastructure Software (0.25%)
F5 Networks Inc (a)(b)                                         7,059                   542
                                                                         ------------------

Internet Security (0.65%)
Checkfree Corp (a)(b)                                         14,948                   503
McAfee Inc (b)                                                27,281                   887
                                                                         ------------------
                                                                                     1,390
                                                                         ------------------
Investment Management & Advisory Services (0.88%)
Eaton Vance Corp                                              21,612                   826
Nuveen Investments Inc (a)                                    13,577                   724
Waddell & Reed Financial Inc                                  14,340                   347
                                                                         ------------------
                                                                                     1,897
                                                                         ------------------
Life & Health Insurance (0.46%)
Protective Life Corp                                          11,974                   562
Stancorp Financial Group Inc                                   9,161                   436
                                                                         ------------------
                                                                                       998
                                                                         ------------------
Machinery - Construction & Mining (0.44%)
Joy Global Inc                                                18,712                   947
                                                                         ------------------

Machinery - Farm (0.30%)
AGCO Corp (a)(b)                                              15,619                   652
                                                                         ------------------

Machinery - Print Trade (0.22%)
Zebra Technologies Corp (a)(b)                                11,790                   469
                                                                         ------------------

Machinery - Pumps (0.48%)
Flowserve Corp                                                 9,689                   591
Graco Inc                                                     11,398                   450
                                                                         ------------------
                                                                                     1,041
                                                                         ------------------
Machinery Tools & Related Products (0.43%)
Kennametal Inc                                                 6,607                   466
Lincoln Electric Holdings Inc                                  7,320                   467
                                                                         ------------------
                                                                                       933
                                                                         ------------------

Medical  - Outpatient & Home Medical Care (0.11%)
Apria Healthcare Group Inc (a)(b)                              7,409                   235
                                                                         ------------------

Medical - Biomedical/Gene (1.51%)
Affymetrix Inc (a)(b)                                         11,665                   306
Charles River Laboratories International (a)(b)               11,446                   542
Invitrogen Corp (b)                                            8,049                   527
Martek Biosciences Corp (a)(b)                                 5,515                   119
Millennium Pharmaceuticals Inc (b)                            54,336                   602
PDL BioPharma Inc (a)(b)                                      19,712                   498
Vertex Pharmaceuticals Inc (a)(b)                             21,659                   666
                                                                         ------------------
                                                                                     3,260
                                                                         ------------------
Medical - Drugs (1.15%)
Cephalon Inc (a)(b)                                           11,234                   894
Medicis Pharmaceutical Corp (a)                                9,509                   289
Sepracor Inc (a)(b)                                           18,842                 1,012
Valeant Pharmaceuticals International (a)                     16,146                   291
                                                                         ------------------
                                                                                     2,486
                                                                         ------------------
Medical - Generic Drugs (0.19%)
Par Pharmaceutical Cos Inc (a)(b)                              6,145                   165
Perrigo Co (a)                                                12,984                   247
                                                                         ------------------
                                                                                       412
                                                                         ------------------
Medical - HMO (0.69%)
Health Net Inc (a)(b)                                         19,138                 1,035
WellCare Health Plans Inc (a)(b)                               5,672                   457
                                                                         ------------------
                                                                                     1,492
                                                                         ------------------
Medical - Hospitals (1.28%)
Community Health Systems Inc (b)                              16,087                   592
Health Management Associates Inc (a)                          41,405                   443
LifePoint Hospitals Inc (b)                                    9,810                   358
Triad Hospitals Inc (b)                                       15,110                   803
Universal Health Services Inc                                  9,214                   559
                                                                         ------------------
                                                                                     2,755
                                                                         ------------------
Medical - Outpatient & Home Medical Care (0.27%)
Lincare Holdings Inc (b)                                      14,971                   590
                                                                         ------------------

Medical Information Systems (0.28%)
Cerner Corp (a)(b)                                            11,197                   596
                                                                         ------------------

Medical Instruments (1.23%)
Beckman Coulter Inc                                           10,546                   662
Edwards Lifesciences Corp (b)                                  9,899                   485
Intuitive Surgical Inc (a)(b)                                  6,351                   823
Techne Corp (b)                                                6,741                   398
Ventana Medical Systems Inc (a)(b)                             5,651                   275
                                                                         ------------------
                                                                                     2,643
                                                                         ------------------
Medical Laboratory & Testing Service (0.31%)
Covance Inc (a)(b)                                            10,940                   662
                                                                         ------------------

Medical Products (0.36%)
Henry Schein Inc (a)(b)                                       15,041                   784
                                                                         ------------------

Medical Sterilization Products (0.13%)
STERIS Corp                                                   11,094                   284
                                                                         ------------------

Metal Processors & Fabrication (1.82%)
Commercial Metals Co                                          20,216                   678
Metal Processors & Fabrication
Precision Castparts Corp                                      23,449                 2,441
Timken Co                                                     16,109                   531
Worthington Industries Inc (a)                                11,952                   266
                                                                         ------------------
                                                                                     3,916
                                                                         ------------------
Motion Pictures & Services (0.10%)
Macrovision Corp (a)(b)                                        8,920                   217
                                                                         ------------------

Multi-Line Insurance (1.27%)
American Financial Group Inc/OH                               11,980                   422
Hanover Insurance Group Inc.                                   8,768                   403
HCC Insurance Holdings Inc                                    19,136                   587
Horace Mann Educators Corp                                     7,375                   155
Old Republic International Corp                               39,533                   841
Unitrin Inc                                                    6,875                   324
                                                                         ------------------
                                                                                     2,732
                                                                         ------------------
Multimedia (0.21%)
Belo Corp                                                     15,050                   290
Media General Inc (a)                                          4,126                   152
                                                                         ------------------
                                                                                       442

                                                                         ------------------
Networking Products (0.37%)
3Com Corp (b)                                                 67,945                   274
Polycom Inc (a)(b)                                            15,542                   517
                                                                         ------------------
                                                                                       791
                                                                         ------------------
Non-Hazardous Waste Disposal (0.37%)
Republic Services Inc                                         28,814                   805
                                                                         ------------------

Office Furnishings - Original (0.34%)
Herman Miller Inc                                             11,029                   380
HNI Corp (a)                                                   8,194                   342
                                                                         ------------------
                                                                                       722
                                                                         ------------------
Oil - Field Services (0.70%)
Hanover Compressor Co (a)(b)                                  17,887                   387
Superior Energy Services (a)(b)                               13,790                   501
Tidewater Inc (a)                                              9,828                   621
                                                                         ------------------
                                                                                     1,509
                                                                         ------------------
Oil & Gas Drilling (1.00%)
Helmerich & Payne Inc                                         17,654                   570
Patterson-UTI Energy Inc (a)                                  26,771                   653
Pride International Inc (b)                                   28,278                   928
                                                                         ------------------
                                                                                     2,151
                                                                         ------------------
Oil Company - Exploration & Production (3.83%)
Cimarex Energy Co                                             14,236                   561
Denbury Resources Inc (b)                                     20,602                   682
Encore Acquisition Co (b)                                      9,083                   242
Forest Oil Corp (a)(b)                                         9,375                   330
Newfield Exploration Co (b)                                   22,231                   972
Noble Energy Inc                                              29,142                 1,714
Pioneer Natural Resources Co (a)                              21,120                 1,060
Plains Exploration & Production Co (b)                        12,381                   582
Pogo Producing Co                                             10,001                   483
Quicksilver Resources Inc (a)(b)                               9,476                   397
Southwestern Energy Co (b)                                    28,898                 1,214
                                                                         ------------------
                                                                                     8,237
                                                                         ------------------
Oil Field Machinery & Equipment (1.48%)
Cameron International Corp (b)                                19,244                 1,242

Oil Field Machinery & Equipment
FMC Technologies Inc (b)                                      11,553                   819
Grant Prideco Inc (b)                                         21,882                 1,128
                                                                         ------------------
                                                                                     3,189
                                                                         ------------------
Oil Refining & Marketing (0.31%)
Frontier Oil Corp                                             18,679                   660
                                                                         ------------------

Optical Supplies (0.19%)
Advanced Medical Optics Inc (a)(b)                            10,208                   413
                                                                         ------------------

Paper & Related Products (0.31%)
Bowater Inc (a)                                                9,612                   210
Glatfelter (a)                                                 7,658                   115
Louisiana-Pacific Corp (a)                                    17,843                   352
                                                                         ------------------
                                                                                       677
                                                                         ------------------
Pharmacy Services (0.32%)
Omnicare Inc                                                  20,773                   689
                                                                         ------------------

Physical Therapy & Rehabilitation Centers (0.15%)
Psychiatric Solutions Inc (a)(b)                               9,185                   322
                                                                         ------------------

Pipelines (1.24%)
Equitable Resources Inc                                       20,800                 1,082
National Fuel Gas Co (a)                                      14,155                   665
Oneok Inc                                                     18,956                   918
                                                                         ------------------
                                                                                     2,665
                                                                         ------------------
Power Converter & Supply Equipment (0.25%)
Hubbell Inc (a)                                               10,255                   530
                                                                         ------------------

Printing - Commercial (0.07%)
Valassis Communications Inc (a)(b)                             8,188                   157
                                                                         ------------------

Property & Casualty Insurance (1.71%)
Commerce Group Inc                                             8,189                   267
Fidelity National Financial Inc                               37,888                   966
First American Corp (a)                                       16,500                   850
Mercury General Corp                                           6,077                   329
Ohio Casualty Corp                                            10,244                   324
WR Berkley Corp                                               29,021                   943
                                                                         ------------------
                                                                                     3,679
                                                                         ------------------
Publicly Traded Investment Fund (1.69%)
iShares S&P MidCap 400 Index Fund                             41,900                 3,647
                                                                         ------------------

Publishing - Books (0.20%)
John Wiley & Sons Inc                                          7,562                   283
Scholastic Corp (b)                                            4,435                   137
                                                                         ------------------
                                                                                       420
                                                                         ------------------
Publishing - Newspapers (0.43%)
Lee Enterprises Inc                                            7,875                   206
Washington Post Co/The                                           963                   717
                                                                         ------------------
                                                                                       923
                                                                         ------------------
Racetracks (0.14%)
International Speedway Corp                                    6,115                   302
                                                                         ------------------

Radio (0.10%)
Entercom Communications Corp (a)                               4,793                   133

Radio
Westwood One Inc                                              11,958                    81
                                                                         ------------------
                                                                                       214
                                                                         ------------------
Reinsurance (0.51%)
Everest Re Group Ltd                                          10,951                 1,102
                                                                         ------------------

REITS - Apartments (0.32%)
UDR Inc                                                       23,180                   696
                                                                         ------------------

REITS - Diversified (0.87%)
Cousins Properties Inc                                         7,463                   250
Liberty Property Trust                                        15,631                   756
Potlatch Corp                                                  6,651                   289
Rayonier Inc                                                  13,209                   573
                                                                         ------------------
                                                                                     1,868
                                                                         ------------------
REITS - Hotels (0.34%)
Hospitality Properties Trust                                  16,047                   731
                                                                         ------------------

REITS - Office Property (0.45%)
Highwoods Properties Inc                                       9,617                   392
Mack-Cali Realty Corp (a)                                     11,593                   568
                                                                         ------------------
                                                                                       960
                                                                         ------------------
REITS - Regional Malls (0.54%)
Macerich Co/The (a)                                           12,304                 1,170
                                                                         ------------------

REITS - Shopping Centers (0.74%)
Regency Centers Corp                                          11,833                   975
Weingarten Realty Investors (a)                               12,921                   618
                                                                         ------------------
                                                                                     1,593
                                                                         ------------------
REITS - Warehouse & Industrial (0.48%)
AMB Property Corp                                             16,914                 1,030
                                                                         ------------------

Rental - Auto & Equipment (0.56%)
Avis Budget Group Inc                                         17,319                   487
Rent-A-Center Inc/TX (b)                                      12,025                   335
United Rentals Inc (a)(b)                                     11,393                   382
                                                                         ------------------
                                                                                     1,204
                                                                         ------------------
Research & Development (0.30%)
Pharmaceutical Product Development Inc (a)                    17,749                   640
                                                                         ------------------

Respiratory Products (0.26%)
Resmed Inc (a)(b)                                             13,134                   555
                                                                         ------------------

Retail - Apparel & Shoe (2.77%)
Aeropostale Inc (a)(b)                                         8,991                   370
American Eagle Outfitters                                     34,316                 1,011
AnnTaylor Stores Corp (a)(b)                                  12,282                   473
Charming Shoppes Inc (a)(b)                                   21,087                   264
Chico's FAS Inc (b)                                           30,057                   792
Claire's Stores Inc                                           15,915                   518
Foot Locker Inc (a)                                           26,617                   633
Pacific Sunwear Of California (b)                             11,878                   249
Payless Shoesource Inc (b)                                    11,284                   360
Ross Stores Inc                                               23,899                   792
Urban Outfitters Inc (a)(b)                                   19,152                   494
                                                                         ------------------
                                                                                     5,956
                                                                         ------------------

Retail - Auto Parts (0.67%)
Advance Auto Parts Inc                                        18,070                   745
O'Reilly Automotive Inc (a)(b)                                19,392                   690
                                                                         ------------------
                                                                                     1,435
                                                                         ------------------
Retail - Automobile (0.59%)
Carmax Inc (a)(b)                                             36,749                   916
Copart Inc (b)                                                12,176                   353
                                                                         ------------------
                                                                                     1,269
                                                                         ------------------
Retail - Bookstore (0.26%)
Barnes & Noble Inc                                             8,751                   346
Borders Group Inc (a)                                         10,160                   214
                                                                         ------------------
                                                                                       560
                                                                         ------------------
Retail - Catalog Shopping (0.31%)
Coldwater Creek Inc (a)(b)                                    10,347                   214
MSC Industrial Direct Co                                       9,145                   446
                                                                         ------------------
                                                                                       660
                                                                         ------------------
Retail - Computer Equipment (0.40%)
GameStop Corp (b)                                             25,939                   860
                                                                         ------------------

Retail - Discount (0.55%)
99 Cents Only Stores (a)(b)                                    7,972                   114
BJ's Wholesale Club Inc (a)(b)                                11,004                   380
Dollar Tree Stores Inc (b)                                    17,547                   690
                                                                         ------------------
                                                                                     1,184
                                                                         ------------------
Retail - Hair Salons (0.14%)
Regis Corp                                                     7,682                   294
                                                                         ------------------

Retail - Mail Order (0.31%)
Williams-Sonoma Inc (a)                                       19,179                   676
                                                                         ------------------

Retail - Major Department Store (0.23%)
Saks Inc                                                      23,749                   497
                                                                         ------------------

Retail - Pet Food & Supplies (0.36%)
PetSmart Inc                                                  23,208                   770
                                                                         ------------------

Retail - Restaurants (1.18%)
Applebees International Inc (a)                               12,710                   345
Bob Evans Farms Inc (a)                                        6,119                   225
Brinker International Inc                                     20,917                   651
CBRL Group Inc (a)                                             4,307                   192
Cheesecake Factory/The (a)(b)                                 13,386                   369
OSI Restaurant Partners Inc (a)(c)                            12,849                   511
Ruby Tuesday Inc (a)                                           9,288                   249
                                                                         ------------------
                                                                                     2,542
                                                                         ------------------
Retail - Sporting Goods (0.17%)
Dick's Sporting Goods Inc (a)(b)                               6,431                   361
                                                                         ------------------

Rubber - Tires (0.05%)
Bandag Inc (a)                                                 1,963                    99
                                                                         ------------------

Savings & Loans - Thrifts (0.84%)
Astoria Financial Corp                                        14,437                   383
First Niagara Financial Group Inc                             18,690                   254
New York Community Bancorp Inc (a)                            46,884                   819

Savings & Loans - Thrifts
Washington Federal Inc                                        14,955                   355
                                                                         ------------------
                                                                                     1,811
                                                                         ------------------
Schools (1.10%)
Career Education Corp (a)(b)                                  16,227                   479
Corinthian Colleges Inc (a)(b)                                14,775                   204
DeVry Inc                                                     10,194                   336
ITT Educational Services Inc (b)                               5,480                   533
Laureate Education Inc (a)(b)                                  8,797                   520
Strayer Education Inc                                          2,444                   304
                                                                         ------------------
                                                                                     2,376
                                                                         ------------------
Semiconductor Component - Integrated Circuits (0.86%)
Atmel Corp (b)                                                73,259                   390
Cypress Semiconductor Corp (a)(b)                             31,638                   722
Integrated Device Technology Inc (b)                          33,607                   503
Micrel Inc                                                     9,696                   122
TriQuint Semiconductor Inc (b)                                23,475                   121
                                                                         ------------------
                                                                                     1,858
                                                                         ------------------
Semiconductor Equipment (0.61%)
Lam Research Corp (b)                                         24,245                 1,304
                                                                         ------------------

Soap & Cleaning Products (0.26%)
Church & Dwight Co Inc (a)                                    11,219                   569
                                                                         ------------------

Steel - Producers (0.61%)
Reliance Steel & Aluminum Co (a)                              11,026                   655
Steel Dynamics Inc (a)                                        14,920                   661
                                                                         ------------------
                                                                                     1,316
                                                                         ------------------
Telecommunication Equipment (1.19%)
Adtran Inc                                                    10,551                   269
Andrew Corp (a)(b)                                            26,780                   292
CommScope Inc (a)(b)                                          10,245                   478
Harris Corp                                                   22,931                 1,177
Plantronics Inc                                                8,190                   206
Utstarcom Inc (a)(b)                                          18,185                   130
                                                                         ------------------
                                                                                     2,552
                                                                         ------------------
Telecommunication Services (0.15%)
NeuStar Inc (a)(b)                                            11,079                   319
                                                                         ------------------

Telephone - Integrated (0.57%)
Cincinnati Bell Inc (b)(c)                                    42,321                   214
Telephone & Data Systems Inc                                  17,801                 1,014
                                                                         ------------------
                                                                                     1,228
                                                                         ------------------
Textile - Home Furnishings (0.38%)
Mohawk Industries Inc (a)(b)                                   9,184                   828
                                                                         ------------------

Tobacco (0.13%)
Universal Corp/Richmond VA (a)                                 4,441                   278
                                                                         ------------------

Transactional Software (0.09%)
Transaction Systems Architects Inc (a)(b)                      6,417                   204
                                                                         ------------------

Transport - Equipment & Leasing (0.21%)
GATX Corp                                                      9,069                   445
                                                                         ------------------


Transport - Marine (0.35%)
Alexander & Baldwin Inc                                        7,333                   392
Overseas Shipholding Group                                     5,048                   357
                                                                         ------------------
                                                                                       749
                                                                         ------------------
Transport - Services (0.71%)
Expeditors International Washington Inc (c)                   36,610                 1,530
                                                                         ------------------

Transport - Truck (0.81%)
Con-way Inc                                                    7,961                   435
JB Hunt Transport Services Inc (a)                            17,594                   476
Swift Transportation Co Inc (a)(b)                             9,253                   290
Werner Enterprises Inc (a)                                     8,505                   161
YRC Worldwide Inc (a)(b)                                       9,784                   389
                                                                         ------------------
                                                                                     1,751
                                                                         ------------------
Veterinary Diagnostics (0.26%)
VCA Antech Inc (b)                                            14,301                   564
                                                                         ------------------

Water (0.23%)
Aqua America Inc (a)                                          22,633                   500
                                                                         ------------------

Wireless Equipment (0.16%)
Powerwave Technologies Inc (a)(b)                             22,266                   139
RF Micro Devices Inc (a)(b)                                   32,997                   207
                                                                         ------------------
                                                                                       346
                                                                         ------------------
TOTAL COMMON STOCKS                                                   $            207,362
                                                                         ------------------
                                                        Principal
                                                      Amount (000's)           Value (000's)
SHORT TERM INVESTMENTS (3.23%)
Repurchase Agreements (3.23%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                            6,949                 6,949
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $7,157,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                         ------------------

TOTAL SHORT TERM INVESTMENTS                                          $              6,949
                                                                         ------------------
MONEY MARKET FUNDS (23.93%)
Money Center Banks (23.93%)
BNY Institutional Cash Reserve Fund (d)                       51,528                51,528
                                                                         ------------------
TOTAL MONEY MARKET FUNDS                                              $             51,528
                                                                         ------------------
Total Investments                                                     $            265,839
Liabilities in Excess of Other Assets, Net - (23.47)%                             (50,535)
                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                            $            215,304
                                                                         ==================
                                                                         ------------------

                                                                         ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $581 or 0.27% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           42,045
Unrealized Depreciation                                       (7,266)
                                                      ----------------
Net Unrealized Appreciation (Depreciation)                     34,779
Cost for federal income tax purposes                          231,060
All dollar amounts are shown in thousands (000's)




                                Futures Contracts
                                                  Current       Unrealized
                           Number of   Original   Market       Appreciation/
Type                       Contracts     Value     Value      (Depreciation)
------------------------ ----------------------- ----------- -----
Buy:
MidCap 400; June 2007          15        $6,589      $6,586          (3)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- ------------- ----- ----------------
Sector                                            Percent
--------------------- ------------- ----- ----------------
Financial                                          41.99%
Consumer,                                          16.30%
Non-cyclical
Industrial                                         15.50%
Consumer, Cyclical                                 13.69%
Technology                                          9.73%
Energy                                              8.96%
Utilities                                           6.35%
Communications                                      4.89%
Basic Materials                                     3.98%

Exchange Traded                                     1.69%
Funds
Diversified                                         0.39%
Liabilities in                                  (-23.47%)
Excess of Other
Assets, Net
                                          ----------------
TOTAL NET ASSETS                                  100.00%
                                          ================

Other Assets Summary (unaudited)
--------------------- ------------- ----- ----------------
Asset Type                                        Percent
--------------------- ------------- ----- ----------------
Futures                                             3.06%






Schedule of Investments

April 30, 2007 (unaudited)
MidCap Stock Fund


                                                        Shares Held       Value (000's)
COMMON STOCKS (94.60%)
Airlines (3.24%)
Alaska Air Group Inc (a)(b)                                   176,900  $        5,236
AMR Corp (a)(b)                                               390,100          10,178
Continental Airlines Inc (a)(b)                               404,500          14,788
                                                                          ------------
                                                                               30,202
                                                                          ------------
Auto/Truck Parts & Equipment - Original (1.89%)
Magna International Inc (a)                                   222,800          17,635
                                                                          ------------

Cellular Telecommunications (0.31%)
US Cellular Corp (b)                                           39,300           2,849
                                                                          ------------

Chemicals - Specialty (3.63%)
Cabot Corp (a)                                                230,300          10,432
Lubrizol Corp                                                 389,700          23,359
                                                                          ------------
                                                                               33,791
                                                                          ------------
Coatings & Paint (2.15%)
Valspar Corp (a)                                              741,600          20,053
                                                                          ------------

Commercial Banks (2.11%)
TCF Financial Corp                                            727,000          19,687
                                                                          ------------

Commercial Services (2.24%)
Convergys Corp (b)                                             89,000           2,248
Weight Watchers International Inc                             387,500          18,596
                                                                          ------------
                                                                               20,844
                                                                          ------------
Computers - Integrated Systems (1.24%)
Diebold Inc                                                   242,800          11,574
                                                                          ------------

Computers - Memory Devices (1.95%)
Network Appliance Inc (a)(b)                                  489,000          18,196
                                                                          ------------

Computers - Peripheral Equipment (1.78%)
Electronics for Imaging (a)(b)                                622,300          16,597
                                                                          ------------

Cosmetics & Toiletries (0.52%)
Estee Lauder Cos Inc/The (a)                                   93,700           4,818
                                                                          ------------

Data Processing & Management (4.26%)
Acxiom Corp                                                   717,100          16,206
Fidelity National Information Services                        463,923          23,442
                                                                          ------------
                                                                               39,648
                                                                          ------------
Diversified Manufacturing Operations (2.81%)
Federal Signal Corp (a)                                       584,800           9,234
Teleflex Inc (a)                                              235,600          16,923
                                                                          ------------
                                                                               26,157
                                                                          ------------
Electric - Integrated (2.63%)
DTE Energy Co (a)                                              93,000           4,705
Pinnacle West Capital Corp                                    409,600          19,779
                                                                          ------------
                                                                               24,484

                                                                          ------------

Electronic Components - Semiconductors (3.01%)
Microchip Technology Inc                                      694,800          28,028
                                                                          ------------

Electronic Design Automation (0.26%)
Synopsys Inc (b)                                               88,700           2,453
                                                                          ------------

Electronic Parts Distribution (1.50%)
Arrow Electronics Inc (a)(b)                                  354,500          14,010
                                                                          ------------

Enterprise Software & Services (1.43%)
BMC Software Inc (a)(b)                                       411,100          13,307
                                                                          ------------

Finance - Investment Banker & Broker (1.47%)
AG Edwards Inc (a)                                            189,400          13,722
                                                                          ------------

Financial Guarantee Insurance (5.08%)
AMBAC Financial Group Inc                                     203,200          18,654
MGIC Investment Corp (a)                                      253,400          15,612
PMI Group Inc/The (a)                                         268,900          13,033
                                                                          ------------
                                                                               47,299
                                                                          ------------
Food - Dairy Products (0.50%)
Dean Foods Co (a)                                             128,550           4,683
                                                                          ------------

Gas - Distribution (2.42%)
NiSource Inc                                                  915,600          22,515
                                                                          ------------

Machinery Tools & Related Products (2.18%)
Lincoln Electric Holdings Inc                                 318,100          20,273
                                                                          ------------

Medical - Generic Drugs (1.80%)
Mylan Laboratories Inc (a)                                    762,825          16,729
                                                                          ------------

Medical - Hospitals (2.02%)
Universal Health Services Inc (a)                             309,500          18,793
                                                                          ------------

Medical - Wholesale Drug Distribution (0.67%)
AmerisourceBergen Corp                                        124,000           6,199
                                                                          ------------

Medical Information Systems (2.11%)
IMS Health Inc                                                669,682          19,642
                                                                          ------------

Medical Instruments (1.87%)
Edwards Lifesciences Corp (a)(b)                              355,900          17,439
                                                                          ------------

Medical Laboratory & Testing Service (2.01%)
Covance Inc (a)(b)                                            309,500          18,725
                                                                          ------------

Multi-Line Insurance (2.39%)
HCC Insurance Holdings Inc (a)                                726,600          22,278
                                                                          ------------

Non-Hazardous Waste Disposal (3.05%)
Allied Waste Industries Inc (a)(b)                            676,600           9,046
Republic Services Inc                                         692,750          19,349
                                                                          ------------
                                                                               28,395
                                                                          ------------
Office Furnishings - Original (1.97%)
HNI Corp (a)                                                  438,400          18,299
                                                                          ------------

Oil - Field Services (2.62%)
Tidewater Inc (a)                                             386,100          24,405
                                                                          ------------

Oil & Gas Drilling (2.42%)
Nabors Industries Ltd (a)(b)                                  702,200          22,555
                                                                          ------------

Oil Company - Exploration & Production (3.94%)
Cimarex Energy Co                                             485,700          19,137
Noble Energy Inc                                              298,700          17,566
                                                                          ------------
                                                                               36,703

                                                                          ------------
Oil Refining & Marketing (0.30%)
Tesoro Corp (a)                                                23,400           2,836
                                                                          ------------

Pharmacy Services (1.42%)
Express Scripts Inc (b)                                       138,800          13,262
                                                                          ------------

Property & Casualty Insurance (2.05%)
Fidelity National Financial Inc                               750,538          19,131
                                                                          ------------

Reinsurance (1.03%)
Max Re Capital Ltd (a)                                        357,300           9,576
                                                                          ------------

REITS - Mortgage (0.98%)
Redwood Trust Inc (a)                                         181,700           9,123
                                                                          ------------

REITS - Regional Malls (1.40%)
General Growth Properties Inc (a)                             204,300          13,045
                                                                          ------------

Rental - Auto & Equipment (2.30%)
Aaron Rents Inc (a)                                           754,100          21,394
                                                                          ------------

Retail - Apparel & Shoe (1.45%)
Nordstrom Inc (a)                                             245,500          13,483
                                                                          ------------

Retail - Jewelry (2.19%)
Tiffany & Co (a)                                              427,900          20,407
                                                                          ------------

Retail - Restaurants (2.26%)
Papa John's International Inc (a)(b)                          383,800          11,786
Yum! Brands Inc                                               149,200           9,230
                                                                          ------------
                                                                               21,016
                                                                          ------------
Savings & Loans - Thrifts (2.29%)
Washington Federal Inc (a)                                    900,650          21,354
                                                                          ------------

Toys (1.45%)
Mattel Inc                                                    475,900          13,468
                                                                          ------------
TOTAL COMMON STOCKS                                                    $      881,082
                                                                          ------------
                                                         Principal
                                                       Amount (000's)     Value (000's)
SHORT TERM INVESTMENTS (5.40%)
Repurchase Agreements (5.40%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                            50,291          50,291
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $51,799,000; 0% - 5.88%; dated
05/03/07-04/01/36)
                                                                          ------------

TOTAL SHORT TERM INVESTMENTS                                           $       50,291
                                                                          ------------

MONEY MARKET FUNDS (19.11%)
Money Center Banks (19.11%)
BNY Institutional Cash Reserve Fund (c)                       178,029         178,029
                                                                          ------------
TOTAL MONEY MARKET FUNDS                                               $      178,029
                                                                          ------------
Total Investments                                                      $    1,109,402
Liabilities in Excess of Other Assets, Net - (19.11)%                       (177,966)
                                                                          ------------
TOTAL NET ASSETS - 100.00%                                             $      931,436
                                                                          ============
                                                                          ------------

                                                                          ============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          296,564
Unrealized Depreciation                                        (2,260)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                     294,304
Cost for federal income tax purposes                           815,098
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------- ----------------
Sector                                    Percent
--------------------- ----------- ----------------
Financial                                  43.32%
Technology                                 16.04%
Consumer,                                  15.34%
Non-cyclical
Consumer, Cyclical                         14.44%
Industrial                                  9.54%
Energy                                      9.29%
Basic Materials                             5.78%
Utilities                                   5.05%
Communications                              0.31%
Liabilities in                          (-19.11%)
Excess of Other
Assets, Net
                                  ----------------
TOTAL NET ASSETS                          100.00%
                                  ================


Schedule of Investments

April 30, 2007 (unaudited)
MidCap Value Fund

                                                       Shares Held                   Value (000's)
COMMON STOCKS (98.59%)
Aerospace & Defense Equipment (1.70%)
Alliant Techsystems Inc (a)(b)                                 5,300  $             494
Goodrich Corp                                                 37,600              2,137
                                                                         ---------------
                                                                                  2,631
                                                                         ---------------
Airlines (0.25%)
AMR Corp (a)(b)                                               10,600                277
Continental Airlines Inc (a)(b)                                3,100                113
                                                                         ---------------
                                                                                    390

                                                                         ---------------
Apparel Manufacturers (0.78%)
Hanesbrands Inc (b)                                           45,300              1,205
                                                                         ---------------

Appliances (0.74%)
Whirlpool Corp                                                10,800              1,145
                                                                         ---------------

Batteries & Battery Systems (0.16%)
Energizer Holdings Inc (a)(b)                                  2,500                243
                                                                         ---------------

Broadcasting Services & Programming (0.80%)
Liberty Media Holding Corp - Capital (b)                      11,000              1,243
                                                                         ---------------

Building - Mobile Home & Manufactured Housing (0.46%)
Winnebago Industries (a)                                      22,200                712
                                                                         ---------------

Chemicals - Diversified (1.03%)
Celanese Corp (a)                                             15,500                514
FMC Corp                                                       5,300                408
Lyondell Chemical Co                                          21,600                672
                                                                         ---------------
                                                                                  1,594

                                                                         ---------------
Chemicals - Specialty (0.83%)
Albemarle Corp (a)                                            15,200                645
Sigma-Aldrich Corp                                            15,400                648
                                                                         ---------------
                                                                                  1,293
                                                                         ---------------
Coatings & Paint (1.11%)
Sherwin-Williams Co/The                                       26,900              1,715
                                                                         ---------------

Commercial Banks (2.19%)
Bancorpsouth Inc                                              10,000                246
BOK Financial Corp                                             7,400                380
Marshall & Ilsley Corp                                        18,400                883
South Financial Group Inc/The                                 58,500              1,324
Webster Financial Corp                                        12,600                560
                                                                         ---------------
                                                                                  3,393
                                                                         ---------------
Commercial Services (0.31%)
Convergys Corp (b)                                            18,900                477
                                                                         ---------------

Commercial Services - Finance (0.34%)
Equifax Inc (a)                                               13,400                533
                                                                         ---------------


Computer Services (0.43%)
Electronic Data Systems Corp                                  22,600                661
                                                                         ---------------

Computers - Integrated Systems (0.62%)
NCR Corp (b)                                                  19,074                961
                                                                         ---------------

Consumer Products - Miscellaneous (0.67%)
Clorox Co                                                      9,900                664
Jarden Corp (b)                                                8,800                371
                                                                         ---------------
                                                                                  1,035
                                                                         ---------------
Containers - Paper & Plastic (0.52%)
Sonoco Products Co                                            19,100                814
                                                                         ---------------

Cruise Lines (1.19%)
Royal Caribbean Cruises Ltd (a)                               44,300              1,842
                                                                         ---------------

Data Processing & Management (1.29%)
Fair Isaac Corp (a)                                           13,800                493
Mastercard Inc (a)                                            13,500              1,507
                                                                         ---------------
                                                                                  2,000
                                                                         ---------------
Distribution & Wholesale (2.04%)
Genuine Parts Co                                              34,800              1,719
Tech Data Corp (b)                                            30,389              1,080
WW Grainger Inc                                                4,400                364
                                                                         ---------------
                                                                                  3,163
                                                                         ---------------
Diversified Manufacturing Operations (2.97%)
Dover Corp                                                     7,730                372
Eaton Corp                                                    12,250              1,093
ITT Corp (a)                                                  28,896              1,844
Parker Hannifin Corp                                           8,300                765
Textron Inc                                                    5,200                528
                                                                         ---------------
                                                                                  4,602
                                                                         ---------------
E-Commerce - Services (0.31%)
Liberty Media Corp - Interactive (b)                          19,300                483
                                                                         ---------------

Electric - Integrated (8.04%)
Alliant Energy Corp                                           14,100                618
American Electric Power Co Inc                                 9,700                487
Centerpoint Energy Inc (a)                                    89,400              1,683
Entergy Corp                                                  16,300              1,844
MDU Resources Group Inc (a)                                   82,400              2,497
PG&E Corp (a)                                                 30,100              1,523
Pinnacle West Capital Corp                                    32,900              1,589
Xcel Energy Inc (a)                                           92,700              2,233
                                                                         ---------------
                                                                                 12,474
                                                                         ---------------
Electric Products - Miscellaneous (0.08%)
Ametek Inc                                                     3,638                132
                                                                         ---------------

Electronic Components - Miscellaneous (0.30%)
Gentex Corp                                                   26,300                468
                                                                         ---------------

Electronic Components - Semiconductors (0.15%)
Intersil Corp                                                  7,900                235
                                                                         ---------------

Electronic Design Automation (0.36%)
Cadence Design Systems Inc (a)(b)                             25,100                557
                                                                         ---------------

Electronics - Military (1.87%)
L-3 Communications Holdings Inc                               32,200              2,896
                                                                         ---------------

Engines - Internal Combustion (0.65%)
Briggs & Stratton Corp (a)                                    33,800              1,003
                                                                         ---------------

Finance - Auto Loans (0.47%)
AmeriCredit Corp (a)(b)                                       28,800                727
                                                                         ---------------

Finance - Commercial (0.65%)
CIT Group Inc                                                 17,000              1,014
                                                                         ---------------

Finance - Consumer Loans (0.47%)
First Marblehead Corp/The (a)                                 20,050                727
                                                                         ---------------

Financial (1.19%)
People's United Financial Inc                                 92,837              1,848
                                                                         ---------------

Financial Guarantee Insurance (3.19%)
AMBAC Financial Group Inc                                      9,300                854
MBIA Inc (a)                                                  12,700                883
PMI Group Inc/The                                             15,400                746
Radian Group Inc (a)                                          42,500              2,470
                                                                         ---------------
                                                                                  4,953
                                                                         ---------------
Food - Miscellaneous/Diversified (1.65%)
Campbell Soup Co (a)                                          18,200                712
ConAgra Foods Inc                                             35,200                865
General Mills Inc                                              2,400                144
HJ Heinz Co                                                   12,000                565
McCormick & Co Inc/MD                                          7,400                275
                                                                         ---------------
                                                                                  2,561
                                                                         ---------------
Food - Retail (0.97%)
Kroger Co/The                                                 45,200              1,334
Safeway Inc                                                    4,700                170
                                                                         ---------------
                                                                                  1,504
                                                                         ---------------
Funeral Services & Related Items (0.86%)
Service Corp International/US (a)                            109,900              1,335
                                                                         ---------------

Gas - Distribution (1.67%)
AGL Resources Inc                                             14,600                636
Energen Corp                                                   8,200                459
Sempra Energy                                                 23,500              1,492
                                                                         ---------------
                                                                                  2,587
                                                                         ---------------
Health Care Cost Containment (0.10%)
McKesson Corp                                                  2,700                159
                                                                         ---------------

Home Decoration Products (0.41%)
Newell Rubbermaid Inc                                         20,800                638
                                                                         ---------------

Hospital Beds & Equipment (1.27%)
Hillenbrand Industries Inc                                    32,200              1,969
                                                                         ---------------

Hotels & Motels (0.44%)
Starwood Hotels & Resorts Worldwide Inc                       10,100                677
                                                                         ---------------


Human Resources (0.33%)
Manpower Inc                                                   6,300                506
                                                                         ---------------

Independent Power Producer (2.46%)
Dynegy Inc (b)                                                78,200                736
Mirant Corp (b)                                               29,100              1,306
NRG Energy Inc (a)(b)                                         10,400                821
Reliant Energy Inc (b)                                        42,900                955
                                                                         ---------------
                                                                                  3,818
                                                                         ---------------
Industrial Gases (0.89%)
Air Products & Chemicals Inc                                  18,100              1,385
                                                                         ---------------

Instruments - Scientific (0.49%)
Applera Corp - Applied Biosystems Group (a)                   11,522                360
Thermo Fisher Scientific Inc (b)                               7,600                396
                                                                         ---------------
                                                                                    756
                                                                         ---------------
Insurance Brokers (1.28%)
Willis Group Holdings Ltd                                     48,400              1,985
                                                                         ---------------

Internet Security (0.14%)
McAfee Inc (b)                                                 6,550                213
                                                                         ---------------

Investment Management & Advisory Services (0.78%)
Ameriprise Financial Inc                                      20,300              1,207
                                                                         ---------------

Life & Health Insurance (1.60%)
Cigna Corp (a)                                                 8,500              1,323
Lincoln National Corp                                          2,400                171
Nationwide Financial Services                                  7,900                451
Reinsurance Group of America Inc                               8,700                542
                                                                         ---------------
                                                                                  2,487
                                                                         ---------------
Machinery - Construction & Mining (0.43%)
Terex Corp (b)                                                 8,500                662
                                                                         ---------------

Medical - Drugs (0.63%)
Valeant Pharmaceuticals International (a)                     53,900                971
                                                                         ---------------

Medical - HMO (1.58%)
Coventry Health Care Inc (b)                                  38,900              2,250
Health Net Inc (a)(b)                                          3,800                205
                                                                         ---------------
                                                                                  2,455
                                                                         ---------------
Medical - Hospitals (1.51%)
Triad Hospitals Inc (a)(b)                                    44,200              2,349
                                                                         ---------------

Medical - Wholesale Drug Distribution (0.48%)
AmerisourceBergen Corp                                        14,800                740
                                                                         ---------------

Medical Laboratory & Testing Service (0.79%)
Quest Diagnostics Inc (a)                                     25,100              1,227
                                                                         ---------------

Metal - Diversified (0.32%)
Freeport-McMoRan Copper & Gold Inc                             7,300                490
                                                                         ---------------

Motion Pictures & Services (0.14%)
DreamWorks Animation SKG Inc (b)                               7,400                217
                                                                         ---------------


Multi-Line Insurance (1.32%)
American Financial Group Inc/OH                               19,200                677
HCC Insurance Holdings Inc                                    21,000                644
XL Capital Ltd (a)                                             9,300                725
                                                                         ---------------
                                                                                  2,046
                                                                         ---------------
Office Automation & Equipment (0.41%)
Xerox Corp (b)                                                34,500                638
                                                                         ---------------

Oil - Field Services (0.66%)
SEACOR Holdings Inc (a)(b)                                     3,500                334
Smith International Inc (a)                                    3,600                189
Tidewater Inc (a)                                              7,900                499
                                                                         ---------------
                                                                                  1,022
                                                                         ---------------
Oil Company - Exploration & Production (1.11%)
Murphy Oil Corp                                               18,200              1,009
Noble Energy Inc                                              12,000                706
                                                                         ---------------
                                                                                  1,715
                                                                         ---------------
Oil Company - Integrated (0.48%)
Marathon Oil Corp                                              7,400                751
                                                                         ---------------

Oil Field Machinery & Equipment (0.74%)
Cameron International Corp (b)                                 3,200                207
Grant Prideco Inc (b)                                          4,700                242
National Oilwell Varco Inc (a)(b)                              8,200                696
                                                                         ---------------
                                                                                  1,145
                                                                         ---------------
Oil Refining & Marketing (1.10%)
Frontier Oil Corp                                             15,000                530
Tesoro Corp (a)                                                9,700              1,176
                                                                         ---------------
                                                                                  1,706
                                                                         ---------------
Pharmacy Services (0.83%)
Omnicare Inc (a)                                              38,900              1,290
                                                                         ---------------

Physical Therapy & Rehabilitation Centers (0.68%)
Healthsouth Corp (a)(b)                                       50,100              1,052
                                                                         ---------------

Pipelines (1.44%)
El Paso Corp (a)                                              42,300                634
National Fuel Gas Co (a)                                      17,700                832
Oneok Inc                                                     16,000                775
                                                                         ---------------
                                                                                  2,241
                                                                         ---------------
Property & Casualty Insurance (1.29%)
Philadelphia Consolidated Holding Co (a)(b)                   13,720                596
Safeco Corp (a)                                               12,500                834
WR Berkley Corp                                               17,761                577
                                                                         ---------------
                                                                                  2,007
                                                                         ---------------
Publishing - Newspapers (0.55%)
Gannett Co Inc                                                15,000                856
                                                                         ---------------

Publishing - Periodicals (1.02%)
Idearc Inc (a)                                                45,600              1,585
                                                                         ---------------

Regional Banks (1.86%)
Comerica Inc                                                  19,800              1,226
Huntington Bancshares Inc/OH (a)                              21,500                477
Keycorp (a)                                                   33,300              1,188
                                                                         ---------------
                                                                                  2,891
                                                                         ---------------

Reinsurance (1.06%)
Axis Capital Holdings Ltd (a)                                 44,200              1,640
                                                                         ---------------

REITS - Apartments (1.69%)
Archstone-Smith Trust                                         15,900                829
AvalonBay Communities Inc                                      6,700                819
BRE Properties Inc (a)                                         4,900                294
Essex Property Trust Inc (a)                                   5,300                683
                                                                         ---------------
                                                                                  2,625
                                                                         ---------------
REITS - Diversified (0.84%)
Duke Realty Corp                                              14,000                603
Liberty Property Trust (a)                                    14,506                702
                                                                         ---------------
                                                                                  1,305
                                                                         ---------------
REITS - Healthcare (0.25%)
Ventas Inc (a)                                                 9,200                388
                                                                         ---------------

REITS - Hotels (1.12%)
Hospitality Properties Trust                                  15,500                706
Host Hotels & Resorts Inc (a)                                 40,000              1,025
                                                                         ---------------
                                                                                  1,731
                                                                         ---------------
REITS - Mortgage (0.94%)
Annaly Capital Management Inc (a)                             92,000              1,464
                                                                         ---------------

REITS - Office Property (1.98%)
American Financial Realty Trust (a)                          109,000              1,156
Boston Properties Inc                                         10,500              1,234
Mack-Cali Realty Corp (a)                                      5,600                274
SL Green Realty Corp (a)                                       2,900                409
                                                                         ---------------
                                                                                  3,073
                                                                         ---------------
REITS - Regional Malls (0.55%)
CBL & Associates Properties Inc                               11,400                518
Taubman Centers Inc                                            5,900                331
                                                                         ---------------
                                                                                    849
                                                                         ---------------
REITS - Shopping Centers (0.32%)
Weingarten Realty Investors (a)                               10,300                493
                                                                         ---------------

REITS - Warehouse & Industrial (1.30%)
First Industrial Realty Trust Inc (a)                         27,700              1,213
Prologis                                                      12,500                810
                                                                         ---------------
                                                                                  2,023
                                                                         ---------------
Retail - Auto Parts (1.35%)
Advance Auto Parts Inc                                        50,700              2,089
                                                                         ---------------

Retail - Discount (1.79%)
Dollar Tree Stores Inc (b)                                    10,800                425
Family Dollar Stores Inc (a)                                  74,000              2,356
                                                                         ---------------
                                                                                  2,781
                                                                         ---------------
Retail - Major Department Store (0.08%)
JC Penney Co Inc                                               1,507                119
                                                                         ---------------

Retail - Office Supplies (0.31%)
OfficeMax Inc (a)                                              9,700                477
                                                                         ---------------

Savings & Loans - Thrifts (0.60%)
New York Community Bancorp Inc                                53,500                934
                                                                         ---------------


Semiconductor Component - Integrated Circuits (0.36%)
Atmel Corp (b)                                                63,000                335
Integrated Device Technology Inc (b)                          15,400                231
                                                                         ---------------
                                                                                    566
                                                                         ---------------
Semiconductor Equipment (0.30%)
Novellus Systems Inc (a)(b)                                    7,100                230
Teradyne Inc (a)(b)                                           13,100                228
                                                                         ---------------
                                                                                    458
                                                                         ---------------
Steel - Producers (0.66%)
Steel Dynamics Inc (a)                                        23,100              1,024
                                                                         ---------------

Telecommunication Equipment (0.51%)
Avaya Inc (b)                                                 51,100                660
Harris Corp                                                    2,609                134
                                                                         ---------------
                                                                                    794
                                                                         ---------------
Telecommunication Equipment - Fiber Optics (0.15%)
Ciena Corp (a)(b)                                              8,228                240
                                                                         ---------------

Telecommunication Services (0.43%)
Embarq Corp                                                   11,100                666
                                                                         ---------------

Telephone - Integrated (0.69%)
Qwest Communications International Inc (a)(b)                119,800              1,064
                                                                         ---------------

Tobacco (4.14%)
Loews Corp - Carolina Group                                   40,279              3,083
Reynolds American Inc (a)                                     30,600              1,966
UST Inc (a)                                                   24,200              1,372
                                                                         ---------------
                                                                                  6,421
                                                                         ---------------
Tools - Hand Held (1.97%)
Snap-On Inc (a)                                               12,800                698
Stanley Works/The (a)                                         40,400              2,354
                                                                         ---------------
                                                                                  3,052
                                                                         ---------------
Toys (1.34%)
Hasbro Inc                                                    27,900                882
Mattel Inc                                                    42,200              1,194
                                                                         ---------------
                                                                                  2,076
                                                                         ---------------
Transport - Services (0.99%)
Ryder System Inc (a)                                          29,300              1,542
                                                                         ---------------
TOTAL COMMON STOCKS                                                   $         152,906
                                                                         ---------------
                                                        Principal
                                                      Amount (000's)       Value (000's)
SHORT TERM INVESTMENTS (0.26%)
Repurchase Agreements (0.26%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                              412                412
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues;
$425,000; 0% - 5.88%; dated
05/03/07-04/01/36)
                                                                         ---------------

TOTAL SHORT TERM INVESTMENTS                                          $             412
                                                                         ---------------
MONEY MARKET FUNDS (28.01%)
Money Center Banks (28.01%)
BNY Institutional Cash Reserve Fund (c)                       43,444             43,444
                                                                         ---------------
TOTAL MONEY MARKET FUNDS                                              $          43,444
                                                                         ---------------
Total Investments                                                     $         196,762
Liabilities in Excess of Other Assets, Net - (26.86)%                          (41,666)
                                                                         ---------------
TOTAL NET ASSETS - 100.00%                                            $         155,096
                                                                         ===============
                                                                         ---------------

                                                                         ===============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           24,318
Unrealized Depreciation                                         (2,649)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                       21,669
Cost for federal income tax purposes                            175,093
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- --------------------------------- ----------------
Sector                                                          Percent
--------------------- --------------------------------- ----------------
Financial                                                        55.23%
Consumer,                                                        17.14%
Non-cyclical
Utilities                                                        12.17%

Industrial                                                       12.12%
Consumer, Cyclical                                               11.30%
Energy                                                            5.53%
Basic Materials                                                   4.84%
Communications                                                    4.61%
Technology                                                        3.92%
Liabilities in                                                (-26.86%)
Excess of Other
Assets, Net
                                                        ----------------
TOTAL NET ASSETS                                                100.00%
                                                        ================


Schedule of Investments

April 30, 2007 (unaudited)
Money Market Fund
                                                                                  Principal
                                                                                Amount (000's)                 Value (000's)
COMMERCIAL PAPER (76.38%)
Asset Backed Securities (4.79%)
CAFCO
      5.25%, 5/ 4/2007                                                                   3,100  $          3,099
      5.26%, 5/14/2007                                                                   8,000             7,985
      5.23%, 7/24/2007                                                                  13,000            12,841
FCAR Owner Trust I
      5.26%, 5/ 2/2007                                                                  11,000            10,998
      5.21%, 6/20/2007                                                                  10,000             9,927
      5.24%, 7/20/2007                                                                  10,000             9,884
      5.19%, 9/19/2007                                                                  11,000            10,776
Windmill Funding
      5.25%, 5/16/2007                                                                  10,000             9,978
      5.25%, 5/17/2007                                                                  20,000            19,954
      5.23%, 5/18/2007                                                                  14,100            14,065
                                                                                                   --------------
                                                                                                         109,507
                                                                                                   --------------
Chemicals - Diversified (1.79%)
BASF AG
      5.22%, 5/11/2007                                                                   4,000             3,994
      5.245%, 5/22/2007                                                                 13,800            13,758
      5.19%, 6/14/2007                                                                   3,470             3,448
      5.20%, 7/16/2007                                                                  10,000             9,890
      5.22%, 7/16/2007                                                                  10,000             9,890
                                                                                                   --------------
                                                                                                          40,980
                                                                                                   --------------
Commercial Banks (7.42%)
Caylon North America
      5.23%, 5/16/2007                                                                  10,000             9,978
      5.225%, 5/23/2007                                                                 10,000             9,968
Nordea North America
      5.225%, 5/22/2007                                                                  8,600             8,574
      5.24%, 6/ 7/2007                                                                  14,000            13,925
      5.21%, 6/11/2007                                                                   1,000               994
      5.23%, 7/13/2007                                                                  12,000            11,873
Skandinaviska Enskilda Banken
      5.22%, 6/ 6/2007                                                                  12,000            11,937
      5.24%, 6/29/2007                                                                   6,050             5,998
      5.19%, 8/20/2007                                                                   9,000             8,856
Societe Generale North America Inc
      5.21%, 5/ 4/2007                                                                   2,320             2,319
      5.22%, 6/20/2007                                                                  10,000             9,928
      5.22%, 7/25/2007                                                                  10,000             9,877
Svenska Handelsbanken
      5.24%, 5/ 2/2007                                                                   9,000             8,999
      5.22%, 6/25/2007                                                                  10,000             9,920
      5.22%, 6/29/2007                                                                  12,000            11,897
      5.23%, 7/10/2007                                                                  11,000            10,888
Westpac Banking Corp
      5.20%, 8/ 1/2007                                                                  10,000             9,867
      5.195%, 8/ 2/2007                                                                 14,100            13,911
                                                                                                   --------------
                                                                                                         169,709
                                                                                                   --------------

Distribution & Wholesale (0.39%)
Louis Dreyfus
      5.26%, 5/11/2007                                                                   9,000             8,987
                                                                                                   --------------

Diversified Financial Services (3.07%)
Amstel Funding
      5.26%, 5/21/2007                                                                  16,000            15,953
General Electric Capital
      5.185%, 6/25/2007                                                                 25,000            24,803
      5.125%, 9/ 4/2007                                                                 15,000            14,732
      5.104%, 9/20/2007                                                                 15,000            14,699
                                                                                                   --------------
                                                                                                          70,187
                                                                                                   --------------
Finance - Auto Loans (1.80%)
Paccar Financial
      5.22%, 5/15/2007                                                                  10,000             9,979
      5.21%, 6/14/2007                                                                   6,011             5,973
Toyota Motor Credit
      5.21%, 7/27/2007                                                                  10,650            10,516
      5.097%, 9/25/2007                                                                 15,000            14,688
                                                                                                   --------------
                                                                                                          41,156
                                                                                                   --------------
Finance - Commercial (2.71%)
Caterpillar Financial Services Corp
      5.23%, 6/ 6/2007                                                                  15,900            15,817
CIT Group
      5.23%, 7/ 1/2007                                                                  12,200            12,074
      5.22%, 7/11/2007                                                                  10,770            10,659
      5.21%, 8/24/2007                                                                  10,000             9,833
      5.17%, 9/28/2007                                                                  13,900            13,601
                                                                                                   --------------
                                                                                                          61,984
                                                                                                   --------------
Finance - Consumer Loans (3.18%)
HSBC Finance
      5.24%, 5/ 9/2007                                                                   2,000             1,998
      5.23%, 5/24/2007                                                                  15,495            15,443
      5.21%, 5/31/2007                                                                   5,825             5,800
      5.23%, 6/26/2007                                                                  14,100            13,985
      5.23%, 7/17/2007                                                                   8,000             7,910
John Deere Capital Corp
      5.23%, 6/29/2007                                                                   6,520             6,464
      5.19%, 8/10/2007                                                                   9,200             9,066
John Deere Credit Ltd
      5.25%, 5/ 4/2007                                                                  12,000            11,995
                                                                                                   --------------
                                                                                                          72,661
                                                                                                   --------------
Finance - Investment Banker & Broker (9.60%)
Bear Stearns
      5.24%, 5/25/2007                                                                  11,000            10,962
      5.23%, 6/22/2007                                                                   8,730             8,664
Citigroup Funding
      5.25%, 5/ 2/2007                                                                   5,000             4,999
      5.24%, 5/10/2007                                                                  10,000             9,987
      5.25%, 5/29/2007                                                                  11,000            10,955
      5.23%, 6/ 8/2007                                                                  11,000            10,939
Goldman Sachs Group
      5.22%, 5/18/2007                                                                   9,000             8,978
      5.23%, 7/27/2007                                                                  13,000            12,836
ING U.S. Funding
      5.25%, 6/18/2007                                                                  14,000            13,903
JP Morgan Chase
      5.24%, 6/19/2007                                                                  10,000             9,929

Finance - Investment Banker & Broker
JP Morgan Chase (continued)
      5.24%, 6/20/2007                                                                  14,500            14,394
Merrill Lynch & Co Inc
      5.23%, 5/15/2007                                                                  15,475            15,444
      5.20%, 5/23/2007                                                                  15,000            14,952
Morgan Stanley
      5.24%, 5/ 4/2007                                                                     860               860
      5.26%, 6/14/2007                                                                  25,000            24,841
      5.21%, 8/21/2007                                                                  11,000            10,822
      5.21%, 8/31/2007                                                                   9,000             8,841
      5.26%, 12/31/2007                                                                 27,190            27,190
                                                                                                   --------------
                                                                                                         219,496
                                                                                                   --------------
Finance - Leasing Company (1.31%)
International Lease Finance
      5.215%, 6/ 1/2007                                                                 10,000             9,955
River Fuel Funding
      5.26%, 7/13/2007                                                                   1,115             1,103
      5.15%, 7/30/2007                                                                  10,000             9,871
      5.25%, 7/31/2007                                                                   9,126             9,005
                                                                                                   --------------
                                                                                                          29,934
                                                                                                   --------------
Finance - Other Services (4.03%)
CRC Funding
      5.25%, 5/ 3/2007                                                                  11,000            10,997
      5.25%, 5/ 7/2007                                                                   8,250             8,243
      5.24%, 5/ 8/2007                                                                   4,870             4,865
Park Avenue Receivables Company
      5.25%, 5/ 7/2007                                                                   8,000             7,993
      5.27%, 5/ 9/2007                                                                  15,000            14,982
      5.26%, 5/21/2007                                                                  10,194            10,164
Private Export Funding
      5.20%, 5/ 3/2007                                                                   4,700             4,699
      5.20%, 5/17/2007                                                                   4,400             4,390
      5.21%, 6/21/2007                                                                  10,000             9,926
      5.20%, 6/27/2007                                                                   4,680             4,642
      5.18%, 8/22/2007                                                                  11,475            11,288
                                                                                                   --------------
                                                                                                          92,189
                                                                                                   --------------
Life & Health Insurance (0.91%)
Prudential PLC
      5.22%, 7/20/2007                                                                  10,000             9,884
      5.22%, 8/ 3/2007                                                                  11,100            10,949
                                                                                                   --------------
                                                                                                          20,833
                                                                                                   --------------
Money Center Banks (8.36%)
Allied Irish Bank
      5.23%, 7/25/2007                                                                  25,000            24,695
      5.185%, 9/18/2007                                                                 12,000            11,758
Bank of America
      5.22%, 5/30/2007                                                                  10,000             9,958
      5.22%, 6/18/2007                                                                  11,000            10,923
      5.205%, 8/30/2007                                                                  7,420             7,290
BNP Paribas Finance
      5.21%, 6/ 7/2007                                                                  10,000             9,946
      5.175%, 7/ 5/2007                                                                 25,000            24,767
HBOS Treasury Services
      5.24%, 5/ 3/2007                                                                  10,470            10,467
      5.23%, 5/16/2007                                                                  10,000             9,978
      5.22%, 6/22/2007                                                                  10,360            10,282
      5.22%, 6/28/2007                                                                   7,000             6,941

Money Center Banks
HBOS Treasury Services (continued)
      5.225%, 7/26/2007                                                                  8,100             7,999
UBS Finance Delaware LLC
      5.24%, 5/14/2007                                                                   8,300             8,284
      5.25%, 6/12/2007                                                                  11,799            11,728
      5.225%, 7/ 2/2007                                                                  8,000             7,928
      5.171%, 7/ 9/2007                                                                 15,000            14,852
      5.23%, 7/19/2007                                                                   3,335             3,297
                                                                                                   --------------
                                                                                                         191,093
                                                                                                   --------------
Mortgage Banks (1.59%)
Northern Rock PLC
      5.24%, 5/ 8/2007                                                                  12,000            11,988
      5.24%, 5/ 9/2007                                                                   9,000             8,989
      5.24%, 5/15/2007                                                                   5,530             5,519
      5.23%, 6/15/2007                                                                  10,000             9,935
                                                                                                   --------------
                                                                                                          36,431

                                                                                                   --------------
Multi-line Insurance (0.40%)
Genworth Financial
      5.25%, 5/17/2007                                                                   9,120             9,099
                                                                                                   --------------

Oil Company - Integrated (0.31%)
BP Capital Markets PLC
      5.30%, 5/ 1/2007                                                                   7,200             7,200
                                                                                                   --------------

Special Purpose Entity (21.94%)
Barclays U.S. Funding
      5.24%, 5/ 7/2007                                                                  10,200            10,191
      5.22%, 5/31/2007                                                                  10,100            10,056
      5.23%, 6/13/2007                                                                  14,000            13,913
      5.22%, 6/27/2007                                                                  10,000             9,917
Charta LLC
      5.27%, 5/18/2007                                                                     670               668
      5.23%, 5/22/2007                                                                  11,000            10,966
      5.23%, 6/25/2007                                                                  10,000             9,920
      5.26%, 6/26/2007                                                                  10,000             9,918
      5.23%, 7/23/2007                                                                   5,000             4,940
Compass Securitization
      5.24%, 6/15/2007                                                                   8,650             8,593
Coop Association of Tractor Dealers
      5.28%, 5/22/2007                                                                   8,000             7,976
      5.28%, 5/29/2007                                                                   5,730             5,706
      5.28%, 6/ 8/2007                                                                   3,485             3,466
      5.303%, 7/ 3/2007                                                                  6,600             6,540
      5.17%, 10/15/2007                                                                 11,400            11,127
Galaxy Funding
      5.24%, 5/ 2/2007                                                                   8,100             8,099
      5.23%, 6/ 5/2007                                                                   9,270             9,223
Grampian Funding
      5.22%, 5/25/2007                                                                  10,000             9,965
      5.19%, 6/11/2007                                                                   3,040             3,022
      5.23%, 6/28/2007                                                                  12,000            11,899
      5.21%, 7/16/2007                                                                  11,000            10,879
Klio II Funding Corp
      5.265%, 6/22/2007                                                                 10,000             9,924
      5.25%, 7/24/2007                                                                  10,000             9,878
Klio III Funding Corp
      5.25%, 7/11/2007                                                                  11,000            10,886
      5.25%, 7/13/2007                                                                  10,000             9,894
Special Purpose Entity
Klio III Funding Corp (continued)
      5.25%, 7/20/2007                                                                   6,300             6,227
      5.25%, 7/24/2007                                                                  13,000            12,841
Prudential Funding Corp
      5.24%, 5/ 1/2007                                                                  15,000            15,000
Ranger Funding
      5.26%, 5/ 4/2007                                                                   8,000             7,996
      5.26%, 5/24/2007                                                                  14,000            13,953
      5.26%, 5/31/2007                                                                  12,000            11,947
      5.24%, 6/19/2007                                                                   3,500             3,475
Scaldis Capital
      5.21%, 6/ 1/2007                                                                  10,000             9,955
      5.17%, 7/ 9/2007                                                                  11,000            10,891
      5.16%, 9/17/2007                                                                  14,199            13,916
Sheffield Receivables
      5.26%, 5/ 8/2007                                                                   9,600             9,590
      5.26%, 5/25/2007                                                                  15,000            14,947
      5.23%, 6/ 4/2007                                                                  13,000            12,936
Stanfield Victoria Funding
      5.24%, 5/ 7/2007                                                                   1,490             1,489
      5.29%, 5/10/2007                                                                   6,000             5,992
      5.24%, 5/18/2007                                                                  11,000            10,973
      5.22%, 6/22/2007                                                                  10,000             9,925
      5.24%, 7/23/2007                                                                   8,000             7,903
      5.17%, 10/11/2007                                                                 10,000             9,766
Surrey Funding
      5.265%, 5/ 3/2007                                                                  9,170             9,167
      5.27%, 5/14/2007                                                                  12,000            11,977
      5.25%, 6/21/2007                                                                  14,000            13,896
Variable Funding Capital Corp LLC
      5.23%, 5/10/2007                                                                   4,750             4,744
Whistlejacket Capital Ltd
      5.24%, 7/12/2007                                                                   6,670             6,600
      5.24%, 7/16/2007                                                                  11,000            10,878
White Pine Finance
      5.24%, 6/28/2007                                                                  11,374            11,278
      5.23%, 7/10/2007                                                                   8,000             7,919
Yorktown Capital
      5.24%, 5/ 1/2007                                                                  10,000            10,000
      5.25%, 6/ 1/2007                                                                   8,000             7,964
                                                                                                   --------------
                                                                                                         501,711
                                                                                                   --------------
Supranational Bank (1.69%)
Corp Andina de Fomento
      5.24%, 5/10/2007                                                                  10,000             9,987
      5.24%, 6/12/2007                                                                   8,900             8,846
      5.24%, 7/ 6/2007                                                                   8,000             7,923
      5.245%, 7/12/2007                                                                 12,100            11,973
                                                                                                   --------------
                                                                                                          38,729
                                                                                                   --------------
Telephone - Integrated (1.09%)
Telstra Corp
      5.25%, 5/ 4/2007                                                                  10,000             9,996
      5.24%, 6/ 8/2007                                                                  15,000            14,917
                                                                                                   --------------
                                                                                                          24,913
                                                                                                   --------------
TOTAL COMMERCIAL PAPER                                                                          $      1,746,799
                                                                                                   --------------

FUNDING AGREEMENTS (3.54%)
Financial Guarantee Insurance (3.54%)
ING USA Funding Agreement
      5.40%, 6/ 1/2007 (a)(b)                                                           45,000            45,000
New York Life Funding Agreement
      5.38%, 5/ 1/2007 (a)                                                              36,000            36,000
                                                                                                   --------------
                                                                                                          81,000
                                                                                                   --------------
TOTAL FUNDING AGREEMENTS                                                                        $         81,000
                                                                                                   --------------
BONDS (12.17%)
Asset Backed Securities (0.21%)
CNH Equipment Trust
      5.28%, 12/17/2007                                                                  4,897             4,897
                                                                                                   --------------

Auto - Car & Light Trucks (0.14%)
BMW US Capital LLC
      5.30%, 5/ 8/2007 (a)(b)                                                            3,300             3,300
                                                                                                   --------------

Automobile Sequential (1.67%)
AmeriCredit Automobile Receivables Trus
      5.32%, 10/ 9/2007 (a)                                                             11,300            11,300
AmeriCredit Automobile Receivables Trust
      5.31%, 7/ 6/2007                                                                   1,932             1,932
Capital Auto Receivables Asset Trust
      5.34%, 5/15/2007                                                                     668               668
Capital One Auto Finance Trust
      5.32%, 8/15/2007                                                                  10,328            10,328
Carmax Auto Owner Trust
      5.31%, 8/15/2007                                                                   2,662             2,662
CPS Auto Trust
      5.39%, 5/15/2007 (a)(b)                                                              271               271
Household Automotive Trust
      5.33%, 8/17/2007 (a)                                                               3,981             3,981
Long Beach Auto Receivables Trust
      5.33%, 10/15/2007 (a)                                                              6,137             6,137
Nissan Auto Lease Trust
      5.35%, 6/15/2007                                                                     611               611
Triad Auto Receivables Owner Trust
      5.34%, 6/12/2007                                                                     209               209
Volkswagen Auto Lease Trust
      5.52%, 8/20/2007                                                                     197               197
                                                                                                   --------------
                                                                                                          38,296
                                                                                                   --------------
Commercial Banks (1.66%)
Allied Irish Banks PLC
      5.30%, 5/21/2007 (a)(b)                                                            9,000             9,000
Canadian Imperial Bank of Commerce/New
      5.40%, 6/15/2007 (a)                                                              20,860            20,861
Skandinaviska Enskilda Banken AB
      5.32%, 6/22/2007 (a)(b)                                                            8,000             8,000
                                                                                                   --------------
                                                                                                          37,861
                                                                                                   --------------
Diversified Financial Services (0.14%)
General Electric Capital Corp
      8.75%, 5/21/2007                                                                   3,100             3,106
                                                                                                   --------------

Finance - Auto Loans (1.18%)
American Honda Finance Corp
      5.46%, 5/11/2007 (a)(b)                                                           12,000            12,000
      5.46%, 7/27/2007 (a)(b)                                                           14,998            15,001
                                                                                                   --------------
                                                                                                          27,001
                                                                                                   --------------
Finance - Investment Banker & Broker (0.25%)
JPMorgan Chase & Co
      5.29%, 5/ 2/2007 (a)                                                               2,500             2,500
Merrill Lynch & Co Inc
      5.32%, 6/27/2007                                                                   3,300             3,300
                                                                                                   --------------
                                                                                                           5,800
                                                                                                   --------------
Medical - Hospitals (0.57%)
Portland Clinic LLP/The
      5.36%, 11/20/2027                                                                 12,960            12,960
                                                                                                   --------------

Medical - Outpatient & Home Medical Care (0.30%)
Everett Clinic PS
      5.35%, 5/ 1/2022                                                                   6,800             6,800
                                                                                                   --------------

Special Purpose Entity (6.05%)
Advance Packaging Corp
      5.35%, 10/ 1/2036                                                                 11,200            11,200
Aerospace Corp
      5.31%, 6/ 1/2036 (b)                                                              50,000            50,000
Allstate Life Global Funding Trusts
      5.30%, 5/ 4/2007 (a)                                                               3,200             3,200
Chatham Capital Corp
      5.35%, 11/ 1/2028                                                                 11,080            11,080
Corporate Finance Managers Inc
      5.40%, 2/ 2/2043                                                                  16,740            16,740
Forward Corp
      5.35%, 12/ 1/2030                                                                  3,900             3,900
Foster/Schweihofer Real Estate Co LLC
      5.36%, 9/20/2033                                                                   6,475             6,475
National Coney Island Financial LLC
      5.35%, 10/ 1/2030                                                                  6,400             6,400
NGSP Inc
      5.35%, 6/ 1/2046                                                                  20,000            20,000
Pineview Estates LC
      5.35%, 1/ 1/2023                                                                   5,140             5,140
Rockwood Quarry LLC
      5.35%, 12/ 1/2022                                                                  4,200             4,200
                                                                                                   --------------
                                                                                                         138,335
                                                                                                   --------------
TOTAL BONDS                                                                                     $        278,356
                                                                                                   --------------
TAX-EXEMPT BONDS (7.76%)
Alaska (0.17%)
Four Dam Pool Power Agency  Dexia
      5.35%, 7/ 1/2026                                                                   3,830             3,830
                                                                                                   --------------

Arizona (0.49%)
Glendale Industrial Development Authoriy  Bank of New York
      5.35%, 7/ 1/2035                                                                   7,495             7,495
Tucson Airport Authority Inc/AZ  Bank of America
      5.35%, 12/ 1/2018                                                                  3,635             3,635
                                                                                                   --------------
                                                                                                          11,130
                                                                                                   --------------
California (2.61%)
Abag Finance Authority for Nonprofit Co  Bank of New York
      5.32%, 11/ 1/2031                                                                  2,000             2,000
Alameda County Industrial Development Authority  Comerica Bank
      5.37%, 6/ 1/2030                                                                   2,060             2,060
      5.37%, 4/ 1/2034                                                                     545               545
California Statewide Communities Development  Fannie Mae
      5.35%, 8/15/2034                                                                   1,000             1,000

California
City of Fairfield CA  Landesbank Hessen-Thueringen
      5.32%, 6/ 1/2034                                                                   6,700             6,700
City of Long Beach CA  Allied Irish Bank
      5.37%, 11/ 1/2030                                                                  2,900             2,900
City of Richmond CA  Fannie Mae
      5.34%, 8/15/2037                                                                   3,200             3,200
City of Santa Rosa CA  Lnadesbank Hessen- Thueringen
      5.32%, 9/ 1/2024                                                                   4,835             4,835
Kern Water Bank Authority  Wells Fargo
      5.40%, 7/ 1/2028                                                                   2,700             2,700
San Jose Redevelopment Agency/CA  JP Morgan Chase
      5.31%, 8/ 1/2028                                                                  33,750            33,750
                                                                                                   --------------
                                                                                                          59,690
                                                                                                   --------------
Colorado (0.33%)
Colorado Housing & Finance Authority/CO  Wells Fargo
      5.40%, 4/ 1/2029                                                                     885               885
County of Kit Carson CO  Wells Fargo
      5.33%, 6/ 1/2027                                                                   2,100             2,100
County of Montrose CO  Wells Fargo
      5.40%, 6/ 1/2010                                                                     600               600
Sheridan Redevelopment Agency Citibank NA
      5.32%, 12/ 1/2029                                                                  4,000             4,000
                                                                                                   --------------
                                                                                                           7,585
                                                                                                   --------------
Florida (0.10%)
Orange County Housing Finance Authority  Wachovia
      5.36%, 9/15/2036 (a)                                                               2,320             2,320
                                                                                                   --------------

Georgia (0.51%)
Savannah College of Art & Design Inc  Bank of America
      5.35%, 4/ 1/2024                                                                   2,500             2,500
South Fulton Municipal Regional Jail Authority  MBIA
      5.35%, 11/ 1/2017                                                                  9,100             9,100
                                                                                                   --------------
                                                                                                          11,600
                                                                                                   --------------
Illinois (0.85%)
Memorial Health System/IL  JP Morgan Chase
      5.33%, 10/ 1/2024                                                                 19,430            19,430
                                                                                                   --------------

Kentucky (0.13%)
Florence KY  Fifth Third Bank
      5.37%, 4/15/2035                                                                   3,000             3,000
                                                                                                   --------------

Michigan (0.37%)
Michigan State Housing Development Authority  MBIA
      5.35%, 6/ 1/2030                                                                   8,570             8,570
                                                                                                   --------------

Minnesota (0.10%)
City of Plymouth MN  FSA
      5.33%, 6/ 1/2024                                                                   2,240             2,240
                                                                                                   --------------

New Mexico (0.22%)
County of Bernalillo NM  Bank of America
      5.35%, 9/ 1/2030                                                                   5,000             5,000
                                                                                                   --------------

New York (0.24%)
New York City Housing Development Corp  Landesbank Hessen-Thueringen
      5.37%, 6/ 1/2039                                                                   5,500             5,500
                                                                                                   --------------

North Carolina (0.42%)
North Carolina Capital Facilities Finance  Bank of America
      5.35%, 9/ 1/2018                                                                   9,690             9,690
                                                                                                   --------------

Oklahoma (0.29%)
University Hospital  Bank of America
      5.35%, 8/15/2021                                                                   6,580             6,580
                                                                                                   --------------

Oregon (0.06%)
Lake Oswego Redevelopment Agency/OR  Wells Fargo
      5.40%, 6/ 1/2020                                                                   1,285             1,285
                                                                                                   --------------

Utah (0.30%)
Utah Telecommunication Open Infrastructure  Bank of America
      5.35%, 7/15/2026                                                                   6,900             6,900
                                                                                                   --------------

Washington (0.57%)
Washington State Housing Finance Commission  Bank of America
      5.36%, 3/15/2039                                                                   2,185             2,185
      5.35%, 12/ 1/2040                                                                  2,020             2,020
Washington State Housing Finance Commission  Fannie Mae
      5.35%, 9/ 1/2028                                                                   1,505             1,505
      5.34%, 9/15/2037                                                                   2,730             2,730
      5.34%, 12/15/2037                                                                  3,855             3,855
Washington State Housing Finance Commission  US Bank
      5.37%, 12/ 1/2028                                                                    760               760
                                                                                                   --------------
                                                                                                          13,055
                                                                                                   --------------
TOTAL TAX-EXEMPT BONDS                                                                          $        177,405
                                                                                                   --------------
Total Investments                                                                               $      2,283,560
Other Assets in Excess of Liabilities, Net - 0.15%                                                         3,542
                                                                                                   --------------
TOTAL NET ASSETS - 100.00%                                                                      $      2,287,102
                                                                                                   ==============
                                                                                                   --------------

                                                                                                   ==============

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $142,572 or 6.23% of net assets.




Portfolio Summary (unaudited)
--------------------- ---------- ----------------
Sector                                   Percent
--------------------- ---------- ----------------
Financial                                 80.81%
Asset Backed                               6.68%
Securities
Revenue                                    6.12%
Basic Materials                            1.79%
Insured                                    1.41%
Communications                             1.09%
Consumer,                                  0.86%
Non-cyclical
Consumer, Cyclical                         0.54%
Energy                                     0.32%
Tax Allocation                             0.23%
Other Assets in                            0.15%
Excess of
Liabilities, Net
                                 ----------------
TOTAL NET ASSETS                         100.00%
                                 ================

Schedule of Investments

April 30, 2007 (unaudited)
Mortgage Securities Fund
                                                 Principal
                                               Amount (000's)            Value (000's)
BONDS (23.08%)
Finance - Mortgage Loan/Banker (9.42%)
Fannie Mae
      3.25%, 1/15/2008                         $       10,000   $                     9,866
      5.80%, 7/16/2013 (a)                             18,000                        17,998
      6.00%, 2/ 3/2020                                 20,000                        19,880
      9.00%, 5/25/2020                                     86                            91
      5.00%, 2/25/2027                                  9,353                           454
      5.94%, 4/25/2027 (a)                                 78                            79
      5.50%, 2/25/2032                                 21,000                        21,092
      7.00%, 4/25/2032                                  8,720                         9,107
      6.21%, 8/ 6/2038                                  1,250                         1,435
Fannie Mae Grantor Trust
      7.30%, 5/25/2010                                  7,000                         7,431
Fannie Mae Interest Strip
      7.00%, 4/ 1/2024                                    399                            89
Freddie Mac
      6.00%, 6/15/2017                                 12,122                        12,231
      6.28%, 2/15/2021 (a)                                137                           137
      6.50%, 8/15/2027                                    623                           639
      5.00%, 9/15/2027                                 20,387                         1,878
      6.50%, 5/15/2030                                 10,193                        10,230
      6.00%, 6/15/2030                                  1,884                         1,886
      6.50%, 6/15/2031                                  4,977                         5,022
      5.50%, 10/15/2031                                25,000                        25,160
      4.50%, 5/15/2032                                  4,699                         4,612
      5.50%, 1/15/2033                                  9,000                         8,973
LF Rothschild Mortgage Trust
      9.95%, 9/ 1/2017                                     58                            62
                                                                   -------------------------
                                                                                    158,352
                                                                   -------------------------
Mortgage Backed Securities (13.66%)
Banc of America Mortgage Securities Inc
      4.75%, 8/25/2033                                 21,500                        21,209
      5.50%, 5/25/2034                                 12,541                        12,372
Chase Mortgage Finance Corp
      6.00%, 5/25/2035                                 21,000                        21,220
Countrywide Alternative Loan Trust
      4.00%, 8/25/2033                                  3,401                         3,341
Countrywide Home Loan Mortgage Pass
Through Certificates
      5.00%, 11/25/2018                                16,051                        15,736
      5.25%, 5/25/2034                                 21,500                        21,252
      5.75%, 12/25/2035                                22,665                        22,576
CS First Boston Mortgage Securities Corp
      5.75%, 4/25/2033                                 10,286                        10,190
      4.50%, 6/25/2033                                  8,190                         8,103
      6.00%, 12/25/2033                                 6,296                         6,362
GSR Mortgage Loan Trust
      5.00%, 5/25/2033                                  6,056                         6,014
      6.00%, 2/25/2035                                 12,900                        12,994
Prime Mortgage Trust
      4.75%, 11/25/2019                                18,802                        18,244
      4.75%, 10/25/2020                                17,595                        17,345

Mortgage Backed Securities
Residential Funding Mortgage Securities
      5.50%, 12/25/2033                                17,000                        16,739
Structured Asset Securities Corp
      5.00%, 5/25/2035                                 16,736                        16,051
                                                                   -------------------------
                                                                                    229,748
                                                                   -------------------------
TOTAL BONDS                                                     $                   388,100
                                                                   -------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (75.99%)
Federal Home Loan Mortgage Corporation
(FHLMC) (36.64%)
      7.50%, 5/ 1/2007                                      -                             -
      7.50%, 6/ 1/2007                                      -                             -
      9.00%, 12/ 1/2008                                     6                             6
      9.00%, 1/ 1/2009                                      3                             3
      6.50%, 2/ 1/2011                                     28                            29
      6.50%, 3/ 1/2011                                    501                           513
      6.50%, 4/ 1/2011                                     67                            69
      8.75%, 1/ 1/2013                                      4                             4
      7.50%, 3/ 1/2013                                  1,952                         1,993
      9.00%, 9/ 1/2016                                      8                             8
      6.50%, 11/ 1/2016                                 1,073                         1,100
      9.00%, 1/ 1/2017                                      4                             4
      6.00%, 4/ 1/2017                                  3,445                         3,506
      6.00%, 5/ 1/2017                                  2,083                         2,120
      9.00%, 5/ 1/2017                                      3                             3
      4.50%, 4/ 1/2018                                  7,901                         7,672
      5.00%, 4/ 1/2018                                  7,771                         7,684
      4.00%, 8/ 1/2018                                 13,452                        12,779
      5.50%, 11/ 1/2018                                 7,266                         7,291
      4.50%, 1/ 1/2019                                 14,042                        13,636
      8.50%, 4/ 1/2019                                     43                            45
      9.00%, 6/ 1/2019                                      1                             1
      4.50%, 7/ 1/2019                                 16,731                        16,232
      5.50%, 7/ 1/2019                                  8,511                         8,534
      9.00%, 5/ 1/2021                                      7                             7
      9.00%, 9/ 1/2021                                      5                             6
      6.50%, 12/ 1/2021                                 3,050                         3,158
      9.00%, 1/ 1/2022                                     11                            12
      6.50%, 4/ 1/2022                                  2,693                         2,787
      6.50%, 5/ 1/2022                                  1,844                         1,908
      9.00%, 8/ 1/2022                                      4                             5
      6.50%, 5/ 1/2023                                    222                           227
      6.50%, 7/ 1/2023                                     14                            15
      6.50%, 1/ 1/2024                                     33                            34
      5.50%, 6/ 1/2024                                 17,273                        17,205
      7.00%, 7/ 1/2024                                     20                            20
      6.50%, 7/ 1/2025                                      8                             8
      6.50%, 9/ 1/2025                                     13                            14
      6.50%, 10/ 1/2025                                    43                            44
      6.50%, 4/ 1/2027                                     10                            10
      7.00%, 1/ 1/2028                                  2,108                         2,201
      6.50%, 2/ 1/2028                                      2                             2
      6.50%, 3/ 1/2029                                    479                           494
      6.50%, 4/ 1/2029                                  5,281                         5,494
      7.00%, 6/ 1/2029                                  1,036                         1,080
      8.50%, 7/ 1/2029                                    221                           238
      8.00%, 12/ 1/2030                                   114                           120
      7.50%, 2/ 1/2031                                    294                           308
      7.00%, 3/ 1/2031                                    197                           205
      6.50%, 4/ 1/2031                                  1,412                         1,458

Federal Home Loan Mortgage Corporation (FHLMC)
      7.00%, 4/ 1/2031                                    740                           772
      6.00%, 5/ 1/2031                                  1,166                         1,183
      7.00%, 6/ 1/2031                                    302                           314
      6.50%, 10/ 1/2031                                   765                           789
      7.00%, 10/ 1/2031                                   456                           475
      6.50%, 1/ 1/2032                                  3,722                         3,839
      7.00%, 4/ 1/2032                                  1,489                         1,548
      6.00%, 9/ 1/2032                                  2,078                         2,107
      5.50%, 11/ 1/2032                                 6,812                         6,754
      5.00%, 2/ 1/2033                                  8,748                         8,477
      5.50%, 4/ 1/2033                                 13,070                        12,960
      5.00%, 6/ 1/2033                                  9,334                         9,047
      4.50%, 8/ 1/2033                                  9,216                         8,690
      5.00%, 8/ 1/2033                                 29,224                        28,317
      5.50%, 8/ 1/2033                                 10,607                        10,530
      6.00%, 11/ 1/2033                                11,298                        11,466
      5.50%, 12/ 1/2033                                14,031                        13,912
      6.00%, 12/ 1/2033                                 6,141                         6,230
      5.50%, 1/ 1/2034                                 30,550                        30,273
      5.00%, 5/ 1/2034                                 16,325                        15,806
      6.00%, 5/ 1/2034                                 10,778                        10,895
      5.50%, 11/ 1/2034                                18,292                        18,127
      6.00%, 2/ 1/2035                                  9,082                         9,180
      5.00%, 5/ 1/2035                                 20,317                        19,654
      4.50%, 6/ 1/2035                                 25,771                        24,253
      5.00%, 7/ 1/2035                                 65,588                        63,448
      5.50%, 9/ 1/2035                                 25,846                        25,591
      5.00%, 10/ 1/2035                                23,357                        22,595
      5.50%, 10/ 1/2035                                22,524                        22,302
      5.00%, 6/ 1/2036                                 23,486                        22,719
      7.00%, 7/ 1/2036                                 19,861                        20,492
      9.50%, 6/ 1/2016                                     14                            15
      9.50%, 4/ 1/2017                                     18                            19
      5.85%, 1/ 1/2037 (a)                             17,986                        18,096
      5.89%, 1/ 1/2037 (a)                             24,444                        24,719
      6.07%, 3/ 1/2037 (a)                             19,999                        20,274
                                                                   -------------------------
                                                                                    616,160

                                                                   -------------------------
Federal National Mortgage Association
(FNMA) (31.06%)
      5.00%, 5/ 1/2037 (b)                             20,231                        19,542
      5.50%, 2/ 1/2009                                      1                             1
      7.00%, 6/ 1/2010                                     16                            17
      7.00%, 9/ 1/2010                                     53                            54
      7.00%, 10/ 1/2010                                     8                             8
      7.00%, 11/ 1/2010                                    11                            11
      7.00%, 1/ 1/2011                                      9                             9
      7.00%, 5/ 1/2011                                     15                            15
      7.00%, 3/ 1/2012                                      8                             8
      6.00%, 12/ 1/2016                                 2,054                         2,089
      5.50%, 1/ 1/2017                                  4,169                         4,204
      9.00%, 3/ 1/2017                                      4                             4
      6.00%, 8/ 1/2017                                  4,188                         4,261
      5.50%, 12/ 1/2017                                 4,636                         4,654
      5.00%, 4/ 1/2018                                  6,564                         6,487
      5.50%, 5/ 1/2018                                  8,506                         8,536
      5.00%, 6/ 1/2018                                 15,784                        15,610
      6.00%, 8/ 1/2018                                  1,716                         1,746
      5.00%, 10/ 1/2018                                11,033                        10,908
      4.50%, 12/ 1/2018                                11,390                        11,064

Federal National Mortgage Association (FNMA)
      9.00%, 1/ 1/2019                                      1                             1
      5.00%, 2/ 1/2019                                  6,874                         6,792
      4.50%, 11/ 1/2019                                20,211                        19,601
      5.00%, 12/ 1/2019                                15,869                        15,667
      9.00%, 6/ 1/2021                                      2                             3
      8.00%, 5/ 1/2022                                     97                            98
      6.00%, 10/ 1/2022                                 3,768                         3,833
      8.50%, 2/ 1/2023                                     15                            15
      6.50%, 9/ 1/2024                                  2,009                         2,062
      8.00%, 9/ 1/2024                                      -                             -
      8.00%, 11/ 1/2024                                     1                             1
      7.50%, 12/ 1/2024                                   395                           414
      8.00%, 12/ 1/2024                                     4                             4
      8.00%, 1/ 1/2025                                      3                             4
      8.50%, 9/ 1/2025                                      6                             6
      7.00%, 3/ 1/2027                                     96                           101
      7.25%, 3/ 1/2028 (a)                                 36                            36
      6.50%, 8/ 1/2028                                    288                           297
      7.00%, 8/ 1/2028                                    363                           380
      6.50%, 9/ 1/2028                                    183                           188
      6.50%, 11/ 1/2028                                   414                           427
      6.50%, 12/ 1/2028                                   214                           221
      7.00%, 12/ 1/2028                                   303                           317
      6.50%, 1/ 1/2029                                    154                           159
      6.50%, 2/ 1/2029                                    206                           213
      6.00%, 3/ 1/2029                                    557                           566
      6.50%, 3/ 1/2029                                    346                           358
      6.50%, 4/ 1/2029                                    838                           865
      7.00%, 4/ 1/2029                                    108                           113
      7.00%, 7/ 1/2029                                    340                           356
      7.50%, 7/ 1/2029                                    374                           393
      7.50%, 2/ 1/2030                                    177                           186
      9.00%, 9/ 1/2030                                    153                           168
      6.50%, 6/ 1/2031                                  3,096                         3,169
      6.00%, 8/ 1/2031                                  2,633                         2,671
      7.00%, 11/ 1/2031                                 1,890                         1,977
      6.00%, 1/ 1/2032                                  1,927                         1,957
      6.50%, 1/ 1/2032                                    713                           735
      6.50%, 3/ 1/2032                                  2,653                         2,734
      6.50%, 4/ 1/2032                                  2,728                         2,812
      7.00%, 7/ 1/2032                                    477                           499
      6.50%, 8/ 1/2032                                  1,427                         1,471
      6.50%, 11/ 1/2032                                 3,440                         3,550
      6.50%, 12/ 1/2032                                 2,983                         3,074
      5.50%, 2/ 1/2033                                 10,186                        10,122
      6.50%, 2/ 1/2033                                  1,079                         1,110
      6.00%, 4/ 1/2033                                  1,516                         1,540
      5.50%, 5/ 1/2033                                 15,198                        15,075
      5.50%, 6/ 1/2033                                 14,719                        14,599
      6.00%, 1/ 1/2034                                  6,902                         6,985
      5.50%, 2/ 1/2034                                 30,352                        30,039
      6.00%, 2/ 1/2034                                  2,000                         2,023
      5.00%, 3/ 1/2034                                  8,030                         7,773
      5.50%, 3/ 1/2034                                  6,508                         6,453
      6.00%, 3/ 1/2034                                  3,023                         3,054
      5.50%, 4/ 1/2034                                  5,810                         5,757
      5.00%, 6/ 1/2034                                 13,717                        13,277
      5.50%, 7/ 1/2034                                  6,903                         6,789
      6.50%, 7/ 1/2034                                  8,005                         8,239
Federal National Mortgage Association (FNMA)
      5.50%, 9/ 1/2034                                 18,699                        18,488
      6.00%, 9/ 1/2034                                 24,070                        24,293
      5.50%, 1/ 1/2035                                 13,043                        12,924
      5.50%, 2/ 1/2035                                 15,294                        15,144
      5.50%, 3/ 1/2035                                 17,121                        16,965
      5.00%, 6/ 1/2035                                 19,859                        19,206
      5.50%, 8/ 1/2035                                 21,937                        21,722
      5.50%, 10/ 1/2035                                18,850                        18,665
      6.00%, 10/ 1/2035                                19,887                        20,054
      6.50%, 2/ 1/2036                                 13,456                        13,753
      6.50%, 5/ 1/2036                                 19,519                        19,931
      5.99%, 10/ 1/2036 (a)                            20,400                        20,591
                                                                   -------------------------
                                                                                    522,293
                                                                   -------------------------
Finance - Mortgage Loan/Banker (1.35%)
      6.00%, 5/ 1/2034                                  9,903                         9,988
      6.00%, 1/ 1/2035                                 12,626                        12,721
                                                                   -------------------------
                                                                                     22,709
                                                                   -------------------------
Government National Mortgage Association
(GNMA) (4.40%)
      7.00%, 7/15/2008                                     20                            20
      13.50%, 9/15/2014                                     2                             2
      13.50%, 12/15/2014                                    5                             6
      9.50%, 4/15/2016                                      8                             9
      9.50%, 9/15/2016                                      9                            10
      9.50%, 11/15/2016                                    34                            36
      9.50%, 7/15/2017                                     94                           102
      9.50%, 8/15/2017                                     10                            10
      9.50%, 10/15/2017                                    17                            19
      9.50%, 11/15/2017                                    27                            30
      9.50%, 9/15/2020                                     24                            26
      9.50%, 8/15/2021                                    297                           324
      9.00%, 11/15/2021                                   355                           382
      8.00%, 4/15/2022                                    125                           133
      6.50%, 3/15/2024                                    390                           402
      7.50%, 3/15/2024                                    108                           113
      7.00%, 10/15/2027                                   106                           111
      7.00%, 11/15/2027                                    14                            14
      7.00%, 12/15/2027                                     9                             9
      7.00%, 2/15/2028                                      4                             4
      7.00%, 5/15/2028                                      3                             3
      7.00%, 6/15/2028                                    197                           206
      7.00%, 12/15/2028                                   270                           283
      7.00%, 1/15/2029                                    141                           148
      7.00%, 3/15/2029                                    144                           151
      7.00%, 4/15/2029                                    369                           388
      7.50%, 8/15/2029                                    402                           421
      7.50%, 9/15/2029                                    414                           434
      7.50%, 10/15/2029                                   238                           249
      7.50%, 11/15/2029                                   532                           557
      7.75%, 12/15/2029                                    56                            59
      6.50%, 7/15/2032                                  1,267                         1,307
      6.00%, 8/15/2034                                 15,337                        15,565
      9.50%, 9/20/2018                                    116                           126
      9.50%, 12/20/2020                                    52                            57
      9.50%, 1/20/2021                                      6                             6
      9.50%, 2/20/2021                                      5                             5
      9.50%, 3/20/2021                                      9                            10
      6.80%, 4/20/2025                                    105                           110
      6.00%, 4/20/2026                                    425                           432

Government National Mortgage Association (GNMA)
      6.00%, 2/20/2029                                    583                           592
      6.50%, 3/20/2031                                    529                           546
      6.50%, 4/20/2031                                    392                           404
      7.00%, 6/20/2031                                    278                           290
      6.00%, 5/20/2032 (a)                              2,371                         2,408
      5.50%, 7/20/2033                                 11,059                        10,994
      6.00%, 7/20/2033                                  7,522                         7,657
      5.50%, 2/20/2034                                 11,719                        11,646
      5.50%, 3/20/2034                                 11,269                        11,199
      6.50%, 4/20/2034                                  3,315                         3,413
      6.50%, 5/20/2034                                  2,476                         2,549
                                                                   -------------------------
                                                                                     73,977
                                                                   -------------------------
U.S. Treasury (2.54%)
      4.00%, 2/15/2014 (c)                              5,000                         4,836
      4.88%, 8/15/2016 (c)                             10,000                        10,183
      4.63%, 2/15/2017 (c)                             20,000                        19,991
      4.50%, 2/15/2036 (c)                              8,000                         7,586
                                                                   -------------------------
                                                                                     42,596
                                                                   -------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                            $                 1,277,735
                                                                   -------------------------
SHORT TERM INVESTMENTS (1.66%)
Repurchase Agreements (1.66%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                    27,855                        27,855
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $28,692,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                   -------------------------

TOTAL SHORT TERM INVESTMENTS                                    $                    27,855
                                                                   -------------------------
MONEY MARKET FUNDS (1.96%)
Money Center Banks (1.96%)
BNY Institutional Cash Reserve Fund (d)                33,000                        33,000
                                                                   -------------------------
TOTAL MONEY MARKET FUNDS                                        $                    33,000
                                                                   -------------------------
Total Investments                                               $                 1,726,690
Liabilities in Excess of Other Assets,
  Net - (2.69)%                                                                     (45,155)
                                                                   -------------------------
TOTAL NET ASSETS - 100.00%                                      $                 1,681,535
                                                                   =========================
                                                                   -------------------------

                                                                   =========================


(a)  Variable Rate

(b) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(c)  Security or a portion of the security was on loan at the end of the period.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            5,486
Unrealized Depreciation                                          (30,713)
                                                          ----------------
Net Unrealized Appreciation (Depreciation)                       (25,227)
Cost for federal income tax purposes                            1,751,917
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------------- ----------------
Sector                                                            Percent
--------------------- ----------------------------------- ----------------
Mortgage Securities                                                93.61%
Government                                                          5.46%
Financial                                                           3.62%
Liabilities in                                                   (-2.69%)
Excess of Other
Assets, Net
                                                          ----------------
TOTAL NET ASSETS                                                  100.00%
                                                          ================

Schedule of Investments

April 30, 2007 (unaudited)
Partners Global Equity Fund

                                                         Shares Held            Value (000's)
COMMON STOCKS (100.31%)
Advertising Services (0.72%)
WPP Group PLC                                                   17,200   $              257
                                                                            ----------------

Aerospace & Defense (0.71%)
Boeing Co                                                        2,700                  251
                                                                            ----------------

Aerospace & Defense Equipment (1.56%)
United Technologies Corp                                         8,200                  550
                                                                            ----------------

Apparel Manufacturers (1.17%)
Esprit Holdings Ltd                                             34,000                  415
                                                                            ----------------

Applications Software (1.61%)
Microsoft Corp                                                  19,050                  570
                                                                            ----------------

Auto - Car & Light Trucks (1.01%)
Nissan Motor Co Ltd                                             35,100                  357
                                                                            ----------------

Beverages - Non-Alcoholic (0.74%)
Hansen Natural Corp (a)(b)                                       6,900                  264
                                                                            ----------------

Beverages - Wine & Spirits (1.37%)
Pernod-Ricard SA                                                 2,261                  484
                                                                            ----------------

Brewery (0.85%)
Fomento Economico Mexicano SAB de CV ADR                         2,800                  302
                                                                            ----------------

Building Products - Cement & Aggregate (2.03%)
Holcim Ltd                                                       2,950                  318
Lafarge SA                                                       2,450                  400
                                                                            ----------------
                                                                                        718
                                                                            ----------------
Cable TV (1.17%)
Comcast Corp (a)(b)                                             15,550                  415
                                                                            ----------------

Chemicals - Diversified (0.91%)
Symrise AG (b)                                                  11,104                  323
                                                                            ----------------

Chemicals - Specialty (0.91%)
Rhodia SA (b)                                                   77,900                  321
                                                                            ----------------

Commercial Banks (12.81%)
Banco Bilbao Vizcaya Argentaria SA                              20,925                  504
Bank of Yokohama/The                                            42,000                  310
Barclays PLC                                                    42,200                  614
HSBC Holdings PLC                                               39,600                  730
Intesa Sanpaolo SpA                                             59,400                  501
Mitsubishi UFJ Financial Group Inc                                  38                  398
Standard Chartered PLC                                           8,900                  277
Sumitomo Mitsui Financial Group Inc                                 59                  518

Commercial Banks
UniCredito Italiano SpA                                         65,500                  678
                                                                            ----------------
                                                                                      4,530
                                                                            ----------------
Computer Aided Design (1.10%)
Autodesk Inc (a)(b)                                              9,431                  389
                                                                            ----------------

Computers (1.33%)
International Business Machines Corp                             4,600                  470
                                                                            ----------------

Cosmetics & Toiletries (1.91%)
Procter & Gamble Co                                             10,500                  675
                                                                            ----------------

Distribution & Wholesale (0.89%)
Wolseley PLC                                                    13,027                  316
                                                                            ----------------

Diversified Manufacturing Operations (4.48%)
General Electric Co                                             23,700                  874
Siemens AG                                                       5,850                  712
                                                                            ----------------
                                                                                      1,586
                                                                            ----------------
Diversified Minerals (3.48%)
BHP Billiton PLC                                                27,800                  627
Cia Vale do Rio Doce ADR (a)                                    14,840                  603
                                                                            ----------------
                                                                                      1,230
                                                                            ----------------
Electronic Components - Semiconductors (1.75%)
MEMC Electronic Materials Inc (b)                                4,650                  255
Samsung Electronics (b)                                            635                  196
SiRF Technology Holdings Inc (a)(b)                              6,919                  168
                                                                            ----------------
                                                                                        619
                                                                            ----------------
Finance - Investment Banker & Broker (3.16%)
Merrill Lynch & Co Inc                                           6,000                  541
UBS AG                                                           8,800                  577
                                                                            ----------------
                                                                                      1,118
                                                                            ----------------
Finance - Other Services (2.07%)
ICAP PLC                                                        47,000                  477
Man Group Plc                                                   22,500                  254
                                                                            ----------------
                                                                                        731
                                                                            ----------------
Food - Dairy Products (0.85%)
Parmalat SpA (b)                                                67,000                  300
                                                                            ----------------

Food - Retail (1.65%)
Tesco PLC                                                       63,100                  584
                                                                            ----------------

Gold Mining (1.07%)
Yamana Gold Inc (b)                                             27,100                  377
                                                                            ----------------

Hotels & Motels (0.54%)
Accor SA                                                         2,000                  190
                                                                            ----------------

Import & Export (0.98%)
Mitsubishi Corp                                                 16,200                  348
                                                                            ----------------

Life & Health Insurance (1.48%)
Prudential Financial Inc (a)                                     5,500                  522
                                                                            ----------------

Machinery - Electrical (2.16%)
Nidec Corp                                                       5,100                  324

Machinery - Electrical
SMC Corp/Japan                                                   3,400                  439
                                                                            ----------------
                                                                                        763
                                                                            ----------------
Medical - Biomedical/Gene (1.62%)
Amgen Inc (b)                                                    8,950                  574
                                                                            ----------------

Medical - Drugs (7.57%)
GlaxoSmithKline PLC                                             20,850                  604
Merck & Co Inc                                                  12,050                  620
Roche Holding AG                                                 2,850                  539
Sanofi-Aventis                                                   5,900                  543
Sepracor Inc (a)(b)                                              6,900                  370
                                                                            ----------------
                                                                                      2,676
                                                                            ----------------
Medical Products (1.31%)
Johnson & Johnson                                                7,200                  462
                                                                            ----------------

Multi-Line Insurance (4.11%)
AXA SA                                                          10,000                  463
Hartford Financial Services Group Inc                            4,800                  486
Zurich Financial Services AG                                     1,730                  505
                                                                            ----------------
                                                                                      1,454
                                                                            ----------------
Multimedia (0.99%)
News Corp (a)                                                   14,600                  350
                                                                            ----------------

Networking Products (1.33%)
Cisco Systems Inc (b)                                           17,600                  471
                                                                            ----------------

Non-Ferrous Metals (0.53%)
SXR Uranium One Inc (b)                                         12,400                  186
                                                                            ----------------

Oil & Gas Drilling (0.51%)
Transocean Inc (a)(b)                                            2,100                  181
                                                                            ----------------

Oil Company - Exploration & Production (0.83%)
Talisman Energy (b)                                             15,400                  292
                                                                            ----------------

Oil Company - Integrated (3.98%)
Occidental Petroleum Corp                                        7,100                  360
Petroleo Brasileiro SA ADR                                       3,710                  375
Total SA                                                         9,050                  673
                                                                            ----------------
                                                                                      1,408
                                                                            ----------------
Pipelines (1.27%)
El Paso Corp                                                    30,000                  450
                                                                            ----------------

Real Estate Magagement & Services (1.22%)
Jones Lang LaSalle Inc                                           4,000                  430
                                                                            ----------------

Real Estate Operator & Developer (1.85%)
Hang Lung Properties Ltd                                       101,000                  301
Mitsui Fudosan Co Ltd                                           12,000                  354
                                                                            ----------------
                                                                                        655
                                                                            ----------------
Regional Banks (1.57%)
Bank of America Corp                                            10,900                  555
                                                                            ----------------


Retail - Apparel & Shoe (0.30%)
Abercrombie & Fitch Co                                           1,300                  106
                                                                            ----------------

Retail - Consumer Electronics (0.52%)
Yamada Denki Co Ltd                                              1,990                  186
                                                                            ----------------

Retail - Drug Store (1.13%)
Shoppers Drug Mart Corp                                          8,750                  399
                                                                            ----------------

Retail - Office Supplies (0.99%)
Office Depot Inc (b)                                            10,400                  350
                                                                            ----------------

Retail - Sporting Goods (1.77%)
Dick's Sporting Goods Inc (a)(b)                                 4,250                  239
Sports Direct International PLC (b)                             81,512                  387
                                                                            ----------------
                                                                                        626
                                                                            ----------------
Telecommunication Equipment - Fiber Optics (1.72%)
Corning Inc (b)                                                 25,700                  610
                                                                            ----------------

Telecommunication Services (0.59%)
NeuStar Inc (a)(b)                                               7,200                  207
                                                                            ----------------

Telephone - Integrated (0.98%)
Telecom Italia SpA RNC (a)                                     141,900                  348
                                                                            ----------------

Tobacco (1.13%)
Altria Group Inc                                                 5,800                  400
                                                                            ----------------

Transport - Rail (0.50%)
Central Japan Railway Co                                            16                  177
                                                                            ----------------

Transport - Services (1.28%)
Deutsche Post AG                                                13,162                  455
                                                                            ----------------

Web Portals (0.95%)
Yahoo! Inc (a)(b)                                               12,050                  338
                                                                            ----------------

Wireless Equipment (3.29%)
Nokia OYJ                                                        8,500                  216
Qualcomm Inc (a)                                                 8,050                  353
Telefonaktiebolaget LM Ericsson (a)                            152,900                  593
                                                                            ----------------
                                                                                      1,162
                                                                            ----------------
TOTAL COMMON STOCKS                                                      $           35,483
                                                                            ----------------
                                                          Principal
                                                        Amount (000's)         Value (000's)
MONEY MARKET FUNDS (14.73%)
Money Center Banks (14.73%)
BNY Institutional Cash Reserve Fund (c)                          5,209                5,209
                                                                            ----------------
TOTAL MONEY MARKET FUNDS                                                 $            5,209
                                                                            ----------------
Total Investments                                                        $           40,692
Liabilities in Excess of Other Assets, Net - (15.04)%                               (5,320)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                               $           35,372
                                                                            ================
                                                                            ----------------

                                                                            ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            4,285
Unrealized Depreciation                                          (761)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                       3,524
Cost for federal income tax purposes                            37,168
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- ----------------
Country                                                        Percent
--------------------- -------------------------------- ----------------
United States                                                   53.90%
United Kingdom                                                  14.50%
Japan                                                            9.64%
France                                                           8.69%
Switzerland                                                      5.48%
Italy                                                            5.16%
Germany                                                          4.21%
Canada                                                           3.55%
Brazil                                                           2.77%
Hong Kong                                                        2.03%
Sweden                                                           1.68%
Spain                                                            1.42%
Mexico                                                           0.85%
Finland                                                          0.61%
Korea, Republic Of                                               0.55%
Liabilities in                                               (-15.04%)
Excess of Other
Assets, Net
                                                       ----------------
TOTAL NET ASSETS                                               100.00%
                                                       ================


Schedule of Investments

April 30, 2007 (unaudited)
Partners International Fund

                                                Shares Held         Value (000's)
COMMON STOCKS (95.64%)
Aerospace & Defense (1.36%)
BAE Systems PLC                                       956,300   $           8,739
Meggitt PLC                                           797,100               4,901
Rolls-Royce Group PLC - B Shares                   47,805,598                  96
Rolls-Royce Group PLC (a)                             854,328               8,196
                                                                   ---------------
                                                                           21,932
                                                                   ---------------
Airlines (0.24%)
Air France-KLM                                         76,700               3,933
                                                                   ---------------

Airport Development & Maintenance (0.15%)
Macquarie Airports                                    748,224               2,473
                                                                   ---------------

Apparel Manufacturers (0.46%)
Billabong International Ltd                           234,900               3,219
Esprit Holdings Ltd                                   347,500               4,243
                                                                   ---------------
                                                                            7,462
                                                                   ---------------
Audio & Video Products (0.38%)
Sony Corp                                             112,800               6,061
                                                                   ---------------

Auto - Car & Light Trucks (3.44%)
DaimlerChrysler AG                                     96,700               7,891
Fiat SpA                                              194,300               5,767
Honda Motor Co Ltd                                    292,000              10,093
Peugeot SA                                             92,700               7,564
Toyota Motor Corp                                     395,800              24,248
                                                                   ---------------
                                                                           55,563
                                                                   ---------------
Auto - Medium & Heavy Duty Trucks (0.40%)
Scania AB (b)                                          67,700               6,517
                                                                   ---------------

Beverages - Wine & Spirits (0.47%)
Diageo PLC                                            358,200               7,585
                                                                   ---------------

Building - Heavy Construction (0.64%)
Vinci SA (b)                                           64,336              10,408
                                                                   ---------------

Building - Residential & Commercial (0.43%)
Daiwa House Industry Co Ltd                           132,000               2,086
Haseko Corp (a)                                       799,000               2,668
Wilson Bowden PLC (a)(c)                               53,100               2,236
                                                                   ---------------
                                                                            6,990
                                                                   ---------------
Building & Construction - Miscellaneous (0.70%)
Bouygues SA (b)                                       105,500               8,448
Hochtief AG                                            27,100               2,866
                                                                   ---------------
                                                                           11,314
                                                                   ---------------
Building & Construction Products -
Miscellaneous (0.13%)
CSR Ltd                                               661,300               2,016
                                                                   ---------------

Building Products - Cement & Aggregate (0.51%)
Buzzi Unicem SpA                                      122,580               3,959

Building Products - Cement & Aggregate
Rinker Group Ltd                                      273,300               4,222
                                                                   ---------------
                                                                            8,181
                                                                   ---------------
Building Products - Doors & Windows (0.18%)
Asahi Glass Co Ltd                                    209,000               2,834
                                                                   ---------------

Cellular Telecommunications (2.29%)
China Unicom Ltd                                    1,660,000               2,436
NTT DoCoMo Inc                                          4,768               8,181
Vodafone Group PLC                                  9,169,175              26,311
                                                                   ---------------
                                                                           36,928
                                                                   ---------------
Chemicals - Diversified (2.36%)
ADEKA Corp                                            183,400               2,025
Asahi Kasei Corp                                      335,000               2,383
BASF AG (b)                                            68,900               8,223
Bayer AG (b)                                          221,800              15,243
K+S AG                                                 23,190               3,046
Shin-Etsu Chemical Co Ltd                              78,700               5,118
Tokuyama Corp (b)                                     138,000               2,096
                                                                   ---------------
                                                                           38,134
                                                                   ---------------
Chemicals - Other (0.07%)
Tokai Carbon Co Ltd                                   138,000               1,198
                                                                   ---------------

Chemicals - Specialty (0.08%)
Tokyo Ohka Kogyo Co Ltd                                51,200               1,247
                                                                   ---------------

Circuit Boards (0.12%)
Ibiden Co Ltd                                          33,000               1,892
                                                                   ---------------

Commercial Banks (13.76%)
Allied Irish Banks PLC                                224,300               6,823
Banca Popolare Italiana Scrl (a)                        6,600                 111
Banco Bilbao Vizcaya Argentaria SA (b)                485,200              11,686
Banco Popolare di Verona e Novara Scrl (b)            258,700               8,688
Banco Santander Central Hispano SA (b)                744,600              13,403
Bank of East Asia Ltd                                 452,000               2,797
Barclays PLC                                          574,900               8,363
Chiba Bank Ltd/The                                    440,000               3,668
Commonwealth Bank of Australia                        185,200               8,115
DBS Group Holdings Ltd                                200,000               2,804
EFG International                                      35,760               1,614
Hang Seng Bank Ltd                                    179,000               2,524
HSBC Holdings PLC                                     381,525               7,080
Julius Baer Holding AG                                 66,560               4,679
Lloyds TSB Group PLC                                1,122,000              13,036
Mitsubishi UFJ Financial Group Inc                        100               1,046
Mizuho Financial Group Inc                              2,440              14,785
National Australia Bank Ltd                           355,300              12,689
Nordea Bank AB (b)                                    230,300               4,015
Royal Bank of Scotland Group PLC                      589,700              22,759
Skandinaviska Enskilda Banken AB                      230,400               8,528
Societe Generale                                       82,515              17,622
Standard Chartered PLC                                122,117               3,802
Sumitomo Trust & Banking Co Ltd/The                 1,019,000              10,046
Tokyo Tomin Bank Ltd/The                               82,900               2,886
UniCredito Italiano SpA (b)                         1,664,900              17,222
Unione di Banche Italiane SCPA                        164,896               5,014
United Overseas Bank Ltd                              330,000               4,648

Commercial Banks
Wing Hang Bank Ltd                                    139,000               1,670
                                                                   ---------------
                                                                          222,123
                                                                   ---------------
Computer Services (0.54%)
Cap Gemini SA (b)                                      52,100               3,970
Computershare Ltd                                     554,300               4,811
                                                                   ---------------
                                                                            8,781
                                                                   ---------------
Computers (0.42%)
Wincor Nixdorf AG                                      68,900               6,760
                                                                   ---------------

Cosmetics & Toiletries (0.21%)
Beiersdorf AG                                          47,950               3,465
                                                                   ---------------

Data Processing & Management (0.20%)
Tele Atlas NV (a)(b)                                  141,400               2,953
Tele Atlas NV (a)                                      11,100                 231
                                                                   ---------------
                                                                            3,184
                                                                   ---------------
Diversified Financial Services (0.41%)
Almancora Comm Va                                      25,440               4,236
Investec PLC                                          171,000               2,443
                                                                   ---------------
                                                                            6,679
                                                                   ---------------
Diversified Manufacturing Operations (0.74%)
Siemens AG                                             97,450              11,868
                                                                   ---------------

Diversified Minerals (1.61%)
Anglo American PLC                                    265,100              14,149
BHP Billiton Ltd                                      234,600               5,750
BHP Billiton PLC                                      271,400               6,127
                                                                   ---------------
                                                                           26,026
                                                                   ---------------
Diversified Operations (0.62%)
Keppel Corp Ltd                                       428,000               6,029
Swire Pacific Ltd                                     339,500               3,895
                                                                   ---------------
                                                                            9,924
                                                                   ---------------
Electric - Integrated (4.04%)
AEM SpA                                               603,420               2,376
E.ON AG (b)                                           190,470              28,807
Electricite de France                                  59,830               5,234
Fortum Oyj                                             91,100               2,841
International Power PLC (b)                           995,900               8,767
Kansai Electric Power Co Inc/The                       82,100               2,309
Scottish & Southern Energy PLC                        210,800               6,336
Tohoku Electric Power Co Inc                           96,300               2,309
Tokyo Electric Power Co Inc/The                       188,100               6,265
                                                                   ---------------
                                                                           65,244
                                                                   ---------------
Electric - Transmission (0.25%)
National Grid PLC                                     252,000               3,963
                                                                   ---------------

Electric Products - Miscellaneous (0.29%)
Casio Computer Co Ltd                                 151,000               3,065
Stanley Electric Co Ltd                                80,800               1,619
                                                                   ---------------
                                                                            4,684
                                                                   ---------------
Electronic Components - Miscellaneous (1.37%)
Fanuc Ltd                                              29,300               2,889
Hoya Corp                                              58,000               1,796
Koninklijke Philips Electronics NV (b)                156,500               6,467
Murata Manufacturing Co Ltd                            51,900               3,861

Electronic Components - Miscellaneous
Nippon Electric Glass Co Ltd                          232,500               4,018
Omron Corp                                            112,000               3,028
                                                                   ---------------
                                                                           22,059
                                                                   ---------------
Electronic Components - Semiconductors (0.02%)
United Test and Assembly Center Ltd (a)(b)            437,500                 258
                                                                   ---------------

Energy - Alternate Sources (0.33%)
Q-Cells AG (a)                                         73,020               5,292
                                                                   ---------------

Engineering - Research & Development
Services (0.34%)
Linde AG                                               48,171               5,420
                                                                   ---------------

Enterprise Software & Services (0.30%)
Business Objects SA (a)                               129,200               4,875
                                                                   ---------------

Filtration & Separation Products (0.57%)
Alfa Laval AB (b)                                     148,200               9,135
                                                                   ---------------

Finance - Investment Banker & Broker (2.42%)
Babcock & Brown Ltd                                    77,300               1,904
Credit Suisse Group                                   231,280              18,278
Macquarie Bank Ltd                                     48,900               3,533
Nomura Holdings Inc                                   226,000               4,379
UBS AG                                                167,910              11,004
                                                                   ---------------
                                                                           39,098
                                                                   ---------------
Finance - Leasing Company (0.45%)
ORIX Corp                                              27,200               7,319
                                                                   ---------------

Finance - Other Services (1.15%)
Deutsche Boerse AG                                     24,450               5,751
Hong Kong Exchanges and Clearing Ltd (b)              336,000               3,236
Man Group Plc                                         637,500               7,203
Singapore Exchange Ltd                                486,000               2,367
                                                                   ---------------
                                                                           18,557
                                                                   ---------------
Food - Catering (0.25%)
Sodexho Alliance SA                                    50,000               3,992
                                                                   ---------------

Food - Miscellaneous/Diversified (3.36%)
Associated British Foods PLC                          252,000               4,669
Groupe Danone (b)                                      48,600               8,035
Nestle SA (b)                                          56,450              22,423
Nissin Food Products Co Ltd                            87,900               3,310
Nutreco Holding NV                                     46,880               3,481
Orkla ASA (b)                                         413,000               6,650
Royal Numico NV                                       101,300               5,607
                                                                   ---------------
                                                                           54,175
                                                                   ---------------
Food - Retail (1.50%)
Tesco PLC                                           1,792,600              16,579
Woolworths Ltd                                        326,135               7,666
                                                                   ---------------
                                                                           24,245
                                                                   ---------------
Gambling (Non-Hotel) (0.11%)
William Hill PLC                                      147,000               1,767
                                                                   ---------------

Gas - Distribution (0.30%)
Osaka Gas Co Ltd                                    1,302,000               4,904
                                                                   ---------------

Hotels & Motels (0.66%)
Intercontinental Hotels Group PLC                     288,700               7,020
Sol Melia SA                                          150,280               3,679
                                                                   ---------------
                                                                           10,699
                                                                   ---------------
Import & Export (1.34%)
Mitsui & Co Ltd                                       731,000              13,184
Sumitomo Corp                                         493,000               8,520
                                                                   ---------------
                                                                           21,704
                                                                   ---------------
Investment Companies (0.12%)
Macquarie Infrastructure Group                        596,431               1,877
                                                                   ---------------

Investment Management & Advisory
Services (0.22%)
MPC Muenchmeyer Petersen Capital AG                    40,810               3,497
                                                                   ---------------

Life & Health Insurance (1.53%)
AMP Ltd                                               374,800               3,346
Aviva PLC                                             340,155               5,377
Legal & General Group PLC                           1,571,900               4,863
Swiss Life Holding (a)                                 25,495               6,618
T&D Holdings Inc                                       71,000               4,522
                                                                   ---------------
                                                                           24,726
                                                                   ---------------
Machinery - Electrical (0.79%)
Fuji Electric Holdings Co Ltd                         353,000               1,655
Konecranes Oyj                                        213,600               7,759
Nidec Corp                                             51,500               3,276
                                                                   ---------------
                                                                           12,690
                                                                   ---------------
Machinery - Farm (0.18%)
Kubota Corp                                           311,000               2,967
                                                                   ---------------

Machinery - General Industry (0.19%)
Hexagon AB (b)                                         65,620               3,007
                                                                   ---------------

Machinery Tools & Related Products (0.08%)
Techtronic Industries Co (b)                        1,014,000               1,356
                                                                   ---------------

Medical - Biomedical/Gene (0.53%)
CSL Ltd/Australia                                     118,197               8,568
                                                                   ---------------

Medical - Drugs (5.08%)
Actelion Ltd (a)                                       36,210               8,635
Daiichi Sankyo Co Ltd                                 167,000               5,004
GlaxoSmithKline PLC                                   438,700              12,711
Novartis AG                                           241,575              14,091
Ono Pharmaceutical Co Ltd                              18,000               1,000
Roche Holding AG                                      103,400              19,537
Shire PLC                                             486,900              11,392
Takeda Pharmaceutical Co Ltd                          148,200               9,650
                                                                   ---------------
                                                                           82,020
                                                                   ---------------
Medical Products (0.70%)
Nobel Biocare Holding AG                               15,625               5,660
Smith & Nephew PLC                                    309,400               3,885
William Demant Holding (a)                             18,525               1,802
                                                                   ---------------
                                                                           11,347
                                                                   ---------------
Metal - Diversified (1.01%)
Rio Tinto Ltd (b)                                      29,400               2,023
Rio Tinto PLC                                         175,700              10,797

Metal - Diversified
Zinifex Ltd                                           248,800               3,420
                                                                   ---------------
                                                                           16,240
                                                                   ---------------
Metal Processors & Fabrication (0.25%)
NSK Ltd                                               419,000               4,085
                                                                   ---------------

Money Center Banks (0.05%)
SNS Reaal                                              34,600                 871
                                                                   ---------------

Multi-Line Insurance (3.58%)
Allianz SE                                             52,920              12,046
AXA SA (b)                                            261,200              12,094
Baloise Holding AG                                     34,965               3,833
Fondiaria-Sai SpA                                     175,200               7,211
ING Groep NV (b)                                      306,200              14,057
Zurich Financial Services AG (b)                       28,950               8,461
                                                                   ---------------
                                                                           57,702
                                                                   ---------------
Multimedia (0.87%)
Pearson PLC                                           263,800               4,544
Publishing & Broadcasting Ltd (b)                      91,900               1,565
Vivendi (b)                                           190,690               7,906
                                                                   ---------------
                                                                           14,015

                                                                   ---------------
Office Automation & Equipment (0.75%)
Canon Inc                                             213,700              12,072
                                                                   ---------------

Oil - Field Services (0.32%)
Subsea 7 Inc (a)                                      253,850               5,205
                                                                   ---------------

Oil Company - Exploration & Production (0.30%)
Woodside Petroleum Ltd                                147,100               4,816
                                                                   ---------------

Oil Company - Integrated (5.54%)
BG Group PLC                                        1,961,600              28,458
BP PLC                                              1,129,900              12,777
ENI SpA                                               100,700               3,357
Royal Dutch Shell PLC - A Shares (b)                  120,200               4,204
Royal Dutch Shell PLC - A Shares                      197,100               6,898
Statoil ASA (b)                                       134,500               3,815
Total SA (b)                                          402,900              29,943
                                                                   ---------------
                                                                           89,452
                                                                   ---------------
Oil Refining & Marketing (0.21%)
Nippon Mining Holdings Inc                            427,000               3,459
                                                                   ---------------

Paper & Related Products (0.94%)
Smurfkit Kappa PLC (a)                                 54,000               1,481
Svenska Cellulosa AB                                  171,900               8,916
UPM-Kymmene Oyj (b)                                   191,900               4,761
                                                                   ---------------
                                                                           15,158
                                                                   ---------------
Photo Equipment & Supplies (0.18%)
FUJIFILM Holdings Corp                                 67,800               2,826
                                                                   ---------------

Power Converter & Supply Equipment (0.75%)
Vestas Wind Systems A/S (a)                           184,875              12,156
                                                                   ---------------

Property & Casualty Insurance (0.55%)
Catlin Group Ltd                                      266,800               2,790

Property & Casualty Insurance
QBE Insurance Group Ltd                               237,318               6,083
                                                                   ---------------
                                                                            8,873
                                                                   ---------------
Property Trust (0.36%)
Westfield Group                                       333,200               5,812
                                                                   ---------------

Publishing - Books (0.45%)
Reed Elsevier PLC                                     565,500               7,215
                                                                   ---------------

Real Estate Magagement & Services (0.62%)
Mitsubishi Estate Co Ltd                              221,000               6,918
Pirelli & C Real Estate SpA                            40,710               3,111
                                                                   ---------------
                                                                           10,029

                                                                   ---------------
Real Estate Operator & Developer (0.33%)
Mitsui Fudosan Co Ltd                                  92,000               2,710
Sumitomo Realty & Development Co Ltd                   72,000               2,682
                                                                   ---------------
                                                                            5,392

                                                                   ---------------
Recreational Vehicles (0.15%)
Yamaha Motor Co Ltd                                    92,000               2,449
                                                                   ---------------

Reinsurance (0.81%)
Muenchener Rueckversicherungs AG (b)                   73,300              13,094
                                                                   ---------------

REITS - Diversified (0.97%)
British Land Co PLC                                   291,200               8,578
CapitaLand Ltd                                        567,000               3,172
Unibail (b)                                            14,000               3,906
                                                                   ---------------
                                                                           15,656
                                                                   ---------------
REITS - Office Property (0.34%)
Japan Prime Realty Investment Corp                        561               2,564
Orix JREIT Inc (b)                                        301               2,947
                                                                   ---------------
                                                                            5,511
                                                                   ---------------
Retail - Apparel & Shoe (0.44%)
Hennes & Mauritz AB (b)                               105,400               7,024
                                                                   ---------------

Retail - Consumer Electronics (0.18%)
Yamada Denki Co Ltd                                    31,700               2,955
                                                                   ---------------

Retail - Jewelry (0.77%)
Compagnie Financiere Richemont SA                     122,535               7,442
Swatch Group AG                                        17,470               5,034
                                                                   ---------------
                                                                           12,476
                                                                   ---------------
Retail - Major Department Store (0.70%)
Marks & Spencer Group PLC                             472,600               7,012
PPR                                                    24,400               4,260
                                                                   ---------------
                                                                           11,272
                                                                   ---------------
Retail - Miscellaneous/Diversified (0.58%)
Aeon Co Ltd                                           191,700               3,530
UNY Co Ltd                                            482,000               5,813
                                                                   ---------------
                                                                            9,343
                                                                   ---------------
Retail - Pubs (0.25%)
Punch Taverns PLC                                     156,100               4,070
                                                                   ---------------

Rubber - Tires (0.45%)
Bridgestone Corp                                      183,000               3,730

Rubber - Tires
Continental AG (b)                                     24,950               3,489
                                                                   ---------------
                                                                            7,219
                                                                   ---------------
Rubber & Vinyl (0.28%)
JSR Corp                                              200,700               4,527
                                                                   ---------------

Satellite Telecommunications (0.36%)
SES Global SA                                         295,200               5,801
                                                                   ---------------

Security Services (0.08%)
Sohgo Security Services Co Ltd                         65,000               1,257
                                                                   ---------------

Soap & Cleaning Products (0.13%)
Reckitt Benckiser PLC                                  37,000               2,035
                                                                   ---------------

Steel - Producers (1.18%)
Arcelor Mittal                                        146,600               7,938
Nippon Steel Corp                                   1,031,000               6,696
Sumitomo Metal Industries Ltd                         859,000               4,400
                                                                   ---------------
                                                                           19,034
                                                                   ---------------
Steel - Specialty (0.18%)
Hitachi Metals Ltd                                    264,000               2,848
                                                                   ---------------

Telecommunication Equipment (0.21%)
Foxconn International Holdings Ltd (a)(b)           1,118,000               3,387
                                                                   ---------------

Telecommunication Services (0.31%)
Telenor ASA (b)                                       267,800               5,007
                                                                   ---------------

Telephone - Integrated (1.61%)
KDDI Corp                                                 281               2,218
Royal KPN NV                                          389,400               6,642
Telefonica SA (b)                                     568,300              12,804
Telekom Austria AG                                    151,640               4,308
                                                                   ---------------
                                                                           25,972
                                                                   ---------------
Television (0.31%)
Modern Times Group - B Shares                          60,000               3,533
Television Broadcasts Ltd                             226,000               1,498
                                                                   ---------------
                                                                            5,031
                                                                   ---------------
Textile - Products (0.17%)
Mitsubishi Rayon Co Ltd                               390,000               2,735
                                                                   ---------------

Tobacco (1.34%)
Altadis SA (b)                                        137,400               9,047
British American Tobacco PLC                          406,400              12,605
                                                                   ---------------
                                                                           21,652
                                                                   ---------------
Toys (0.88%)
Nintendo Co Ltd                                        45,200              14,243
                                                                   ---------------

Transport - Marine (0.86%)
Iino Kaiun Kaisha Ltd (b)                             230,300               2,775
Kawasaki Kisen Kaisha Ltd (b)                         650,000               7,116
Mitsui OSK Lines Ltd                                  318,000               4,043
                                                                   ---------------
                                                                           13,934
                                                                   ---------------

Transport - Rail (0.41%)
East Japan Railway Co                                     808               6,580
                                                                   ---------------

Transport - Truck (0.19%)
DSV A/S (b)                                            14,550               3,017
                                                                   ---------------

Venture Capital (0.61%)
3i Group PLC                                          422,900               9,793
                                                                   ---------------

Water (0.65%)
Severn Trent PLC                                       78,500               2,339
Veolia Environnement (b)                               98,000               8,144
                                                                   ---------------
                                                                           10,483
                                                                   ---------------
Web Portals (0.38%)
United Internet AG (b)                                336,280               6,204
                                                                   ---------------

Wire & Cable Products (0.31%)
Sumitomo Electric Industries Ltd                      346,000               4,931
                                                                   ---------------

Wireless Equipment (1.10%)
Nokia OYJ (b)                                         531,050              13,523
Telefonaktiebolaget LM Ericsson (b)                 1,104,100               4,284
                                                                   ---------------
                                                                           17,807
                                                                   ---------------
TOTAL COMMON STOCKS                                             $       1,543,648
                                                                   ---------------
PREFERRED STOCKS (0.51%)
Auto - Car & Light Trucks (0.09%)
Porsche AG                                                800               1,351
                                                                   ---------------

Dialysis Centers (0.42%)
Fresenius AG                                           80,665               6,831
                                                                   ---------------
TOTAL PREFERRED STOCKS                                          $           8,182
                                                                   ---------------
                                                 Principal
                                               Amount (000's)        Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.16%)
U.S. Treasury Bill (0.16%)
      5.02%, 5/ 3/2007 (a)(d)                             210                 210
      4.965%, 6/ 7/2007 (a)(d)                          2,400               2,388
                                                                   ---------------
                                                                            2,598
                                                                   ---------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                              $           2,598
                                                                   ---------------
MONEY MARKET FUNDS (18.30%)
Money Center Banks (18.30%)
BNY Institutional Cash Reserve Fund (e)               295,387             295,387
                                                                   ---------------
TOTAL MONEY MARKET FUNDS                                        $         295,387
                                                                   ---------------
Total Investments                                               $       1,849,815
Liabilities in Excess of Other Assets,
  Net - (14.61)%                                                        (235,774)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                      $       1,614,041
                                                                   ===============
                                                                   ---------------

                                                                   ===============


(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,236 or 0.14% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,598 or 0.16% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          244,541
Unrealized Depreciation                                     (14,550)
                                                     ----------------
Net Unrealized Appreciation (Depreciation)                   229,991
Cost for federal income tax purposes                       1,619,824
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                                            Current    Unrealized
                                             Number of      Original        Market    Appreciation/
Type                                         Contracts       Value           Value   (Depreciation)
------------------------ --------------------------------------------------------------------
Buy:
DJ Euro Stoxx 50; June                          288          $15,767       $17,061     1,294
2007
FTSE 100 Index; June                            94            11,609        12,157       548
2007
Topix Index; June 2007                          77            10,869        10,955        86
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- ----------- ----- ----------------
Country                                         Percent
--------------------- ----------- ----- ----------------
United Kingdom                                   21.10%
Japan                                            20.35%
United States                                    18.46%
Germany                                           9.36%
France                                            8.70%
Switzerland                                       8.51%
Australia                                         5.82%
Netherlands                                       3.68%
Italy                                             3.52%
Sweden                                            3.41%
Spain                                             3.14%
Finland                                           1.79%
Hong Kong                                         1.47%
Norway                                            1.28%
Singapore                                         1.19%
Denmark                                           1.05%
Ireland                                           0.51%
Luxembourg                                        0.36%
Austria                                           0.27%
Belgium                                           0.26%
China                                             0.21%
Bermuda                                           0.17%
Liabilities in                                (-14.61%)
Excess of Other
Assets, Net
                                        ----------------
TOTAL NET ASSETS                                100.00%
                                        ================

Other Assets Summary (unaudited)
--------------------- ------------- ----- ----------------
Asset Type                                        Percent
--------------------- ------------- ----- ----------------
Futures                                             2.49%

Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Blend Fund

                                                Shares Held         Value (000's)
COMMON STOCKS (99.06%)
Advertising Agencies (0.09%)
Omnicom Group Inc                                       9,400   $          984
                                                                   ------------

Advertising Sales (0.17%)
Lamar Advertising Co                                   29,000            1,750
                                                                   ------------

Aerospace & Defense (1.68%)
Boeing Co                                              77,900            7,245
General Dynamics Corp                                  57,240            4,493
Northrop Grumman Corp (a)                              14,500            1,067
Raytheon Co                                            54,400            2,913
Rockwell Collins Inc                                   26,400            1,734
                                                                   ------------
                                                                        17,452
                                                                   ------------
Aerospace & Defense Equipment (0.69%)
United Technologies Corp                              107,400            7,210
                                                                   ------------

Agricultural Chemicals (0.26%)
Monsanto Co                                            45,000            2,655
                                                                   ------------

Agricultural Operations (0.11%)
Archer-Daniels-Midland Co                              29,800            1,153
                                                                   ------------

Airlines (0.25%)
Southwest Airlines Co (a)                             183,300            2,630
                                                                   ------------

Apparel Manufacturers (0.13%)
Coach Inc (b)                                          28,400            1,387
                                                                   ------------

Applications Software (2.56%)
Microsoft Corp                                        782,200           23,419
Red Hat Inc (a)(b)                                    153,000            3,234
                                                                   ------------
                                                                        26,653
                                                                   ------------
Athletic Footwear (0.15%)
Nike Inc                                               29,000            1,562
                                                                   ------------

Audio & Video Products (0.14%)
Harman International Industries Inc (a)                12,000            1,463
                                                                   ------------

Auto - Car & Light Trucks (0.20%)
Ford Motor Co (a)                                     256,000            2,058
                                                                   ------------

Beverages - Non-Alcoholic (1.80%)
Coca-Cola Co/The                                      178,100            9,295
PepsiCo Inc                                           141,700            9,365
                                                                   ------------
                                                                        18,660
                                                                   ------------
Brewery (0.35%)
Anheuser-Busch Cos Inc                                 74,000            3,640
                                                                   ------------

Broadcasting Services & Programming (0.27%)
Clear Channel Communications Inc                       39,700            1,407
Broadcasting Services & Programming
Liberty Media Holding Corp - Capital (a)(b)            12,095            1,366
                                                                   ------------
                                                                         2,773
                                                                   ------------
Building - Residential & Commercial (0.26%)
DR Horton Inc (a)                                      53,800            1,193
Lennar Corp                                            35,100            1,499
                                                                   ------------
                                                                         2,692
                                                                   ------------
Building Products - Wood (0.14%)
Masco Corp (a)                                         51,700            1,407
                                                                   ------------

Cable TV (1.15%)
Cablevision Systems Corp (a)(b)                        32,100            1,052
Comcast Corp (a)(b)                                   195,900            5,223
EchoStar Communications Corp (a)(b)                    39,100            1,819
Rogers Communications Inc (a)                         102,200            3,900
                                                                   ------------
                                                                        11,994
                                                                   ------------
Casino Hotels (0.11%)
Wynn Resorts Ltd (a)                                   11,500            1,175
                                                                   ------------

Casino Services (0.49%)
International Game Technology                         132,900            5,069
                                                                   ------------

Cellular Telecommunications (0.40%)
Alltel Corp                                            28,900            1,812
MetroPCS Communications Inc (b)                        84,500            2,370
                                                                   ------------
                                                                         4,182
                                                                   ------------
Chemicals - Diversified (0.70%)
Dow Chemical Co/The                                    76,700            3,422
EI Du Pont de Nemours & Co                             77,700            3,820
                                                                   ------------
                                                                         7,242
                                                                   ------------
Chemicals - Specialty (0.15%)
Ecolab Inc                                             25,400            1,092
Sigma-Aldrich Corp                                     10,800              454
                                                                   ------------
                                                                         1,546
                                                                   ------------
Coal (0.45%)
Consol Energy Inc                                      71,800            3,006
Peabody Energy Corp                                    34,200            1,641
                                                                   ------------
                                                                         4,647
                                                                   ------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                 8,700              555
                                                                   ------------

Commercial Banks (0.62%)
First Horizon National Corp (a)                        82,100            3,219
Synovus Financial Corp (a)                            102,400            3,232
                                                                   ------------
                                                                         6,451
                                                                   ------------
Commercial Services - Finance (0.43%)
H&R Block Inc                                          67,600            1,528
Moody's Corp                                           20,400            1,349
Western Union Co/The                                   75,100            1,581
                                                                   ------------
                                                                         4,458
                                                                   ------------
Computer Aided Design (0.33%)
Autodesk Inc (a)(b)                                    82,000            3,384
                                                                   ------------

Computer Services (0.34%)
Affiliated Computer Services Inc (b)                    9,200              551
Computer Sciences Corp (a)(b)                          12,800              711
Computer Services
Electronic Data Systems Corp                           76,400            2,234
                                                                   ------------
                                                                         3,496
                                                                   ------------
Computers (3.14%)
Apple Inc (b)                                          43,700            4,362
Dell Inc (b)                                          339,000            8,546
Hewlett-Packard Co                                    247,700           10,438
International Business Machines Corp                   52,900            5,407
Sun Microsystems Inc (b)                              739,100            3,858
                                                                   ------------
                                                                        32,611
                                                                   ------------
Computers - Memory Devices (0.46%)
EMC Corp/Massachusetts (a)(b)                         256,900            3,900
Seagate Technology (a)                                 40,400              895
                                                                   ------------
                                                                         4,795
                                                                   ------------
Consulting Services (0.30%)
Accenture Ltd                                          78,500            3,069
                                                                   ------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                              27,800            1,865
Fortune Brands Inc                                      5,100              408
Kimberly-Clark Corp                                    28,000            1,993
                                                                   ------------
                                                                         4,266
                                                                   ------------
Cosmetics & Toiletries (2.26%)
Avon Products Inc                                      73,600            2,929
Colgate-Palmolive Co                                   38,500            2,608
Procter & Gamble Co                                   279,557           17,979
                                                                   ------------
                                                                        23,516
                                                                   ------------
Data Processing & Management (0.60%)
Automatic Data Processing Inc                          74,700            3,344
First Data Corp                                        61,800            2,002
NAVTEQ Corp (a)(b)                                     26,100              923
                                                                   ------------
                                                                         6,269
                                                                   ------------
Disposable Medical Products (0.15%)
CR Bard Inc                                            19,300            1,604
                                                                   ------------

Distribution & Wholesale (0.07%)
Fastenal Co (a)                                        17,000              699
                                                                   ------------

Diversified Manufacturing Operations (5.79%)
3M Co                                                  82,000            6,787
Danaher Corp                                          105,900            7,539
General Electric Co                                   728,200           26,842
Illinois Tool Works Inc                               131,500            6,747
Tyco International Ltd                                374,400           12,217
                                                                   ------------
                                                                        60,132
                                                                   ------------
E-Commerce - Products (0.54%)
Amazon.Com Inc (a)(b)                                  92,300            5,661
                                                                   ------------

E-Commerce - Services (0.29%)
eBay Inc (a)(b)                                        89,300            3,031
                                                                   ------------

Electric - Generation (0.36%)
AES Corp/The (b)                                      169,200            3,721
                                                                   ------------

Electric - Integrated (2.53%)
Constellation Energy Group Inc                         30,500            2,718

Electric - Integrated
Duke Energy Corp                                       74,000            1,518
Edison International                                   50,100            2,623
Entergy Corp                                           44,200            5,001
Exelon Corp                                            87,500            6,598
PPL Corp                                               70,800            3,088
Public Service Enterprise Group Inc                    37,400            3,233
TECO Energy Inc (a)                                    85,000            1,526
                                                                   ------------
                                                                        26,305
                                                                   ------------
Electronic Components - Miscellaneous (0.06%)
Flextronics International Ltd (b)                      58,200              649
                                                                   ------------

Electronic Components - Semiconductors (1.39%)
Advanced Micro Devices Inc (a)(b)                      94,000            1,299
Broadcom Corp (b)                                      19,200              625
Intel Corp                                            486,200           10,453
Xilinx Inc                                             68,600            2,023
                                                                   ------------
                                                                        14,400
                                                                   ------------
Engineering - Research & Development
Services (0.16%)
Fluor Corp (a)                                         16,900            1,616
                                                                   ------------

Enterprise Software & Services (0.20%)
Oracle Corp (b)                                       112,400            2,113
                                                                   ------------

Entertainment Software (0.11%)
Electronic Arts Inc (b)                                22,000            1,109
                                                                   ------------

Fiduciary Banks (0.72%)
Northern Trust Corp                                    38,800            2,442
State Street Corp                                      73,000            5,028
                                                                   ------------
                                                                         7,470
                                                                   ------------
Finance - Commercial (0.17%)
CIT Group Inc                                          29,000            1,730
                                                                   ------------

Finance - Consumer Loans (0.15%)
SLM Corp                                               29,700            1,599
                                                                   ------------

Finance - Credit Card (0.45%)
American Express Co                                    77,400            4,696
                                                                   ------------

Finance - Investment Banker & Broker (6.12%)
Bear Stearns Cos Inc/The (a)                           11,800            1,837
Charles Schwab Corp/The                               102,700            1,964
Citigroup Inc                                         451,800           24,226
E*Trade Financial Corp (b)                             76,900            1,698
Goldman Sachs Group Inc/The                            36,500            7,979
JPMorgan Chase & Co                                   184,228            9,598
Lehman Brothers Holdings Inc                           33,300            2,507
Merrill Lynch & Co Inc                                 61,500            5,549
Morgan Stanley                                         98,000            8,233
                                                                   ------------
                                                                        63,591
                                                                   ------------
Finance - Mortgage Loan/Banker (0.62%)
Countrywide Financial Corp                            129,800            4,813
Freddie Mac (a)                                        24,700            1,600
                                                                   ------------
                                                                         6,413
                                                                   ------------
Finance - Other Services (0.45%)
Chicago Mercantile Exchange Holdings Inc                6,970            3,602

Finance - Other Services
IntercontinentalExchange Inc (a)(b)                     8,500            1,079
                                                                   ------------
                                                                         4,681
                                                                   ------------
Food - Miscellaneous/Diversified (0.88%)
General Mills Inc                                      44,100            2,641
Kellogg Co                                             34,700            1,836
Kraft Foods Inc                                       138,142            4,624
                                                                   ------------
                                                                         9,101
                                                                   ------------
Food - Retail (0.11%)
Kroger Co/The                                          31,600              932
Whole Foods Market Inc (a)                              4,500              211
                                                                   ------------
                                                                         1,143
                                                                   ------------
Food - Wholesale & Distribution (0.21%)
SYSCO Corp                                             66,400            2,174
                                                                   ------------

Forestry (0.15%)
Weyerhaeuser Co                                        20,000            1,584
                                                                   ------------

Gas - Distribution (0.05%)
AGL Resources Inc (a)                                  11,700              509
                                                                   ------------

Gold Mining (0.17%)
Barrick Gold Corp (a)                                  61,100            1,717
                                                                   ------------

Hotels & Motels (0.36%)
Marriott International Inc/DE                          63,500            2,871
Starwood Hotels & Resorts Worldwide Inc                13,800              925
                                                                   ------------
                                                                         3,796
                                                                   ------------
Human Resources (0.36%)
Monster Worldwide Inc (b)                              74,200            3,120
Robert Half International Inc                          19,100              636
                                                                   ------------
                                                                         3,756
                                                                   ------------
Independent Power Producer (0.42%)
Dynegy Inc (b)                                        192,500            1,811
Mirant Corp (b)                                        13,900              624
NRG Energy Inc (a)(b)                                  11,000              868
Reliant Energy Inc (a)(b)                              49,200            1,096
                                                                   ------------
                                                                         4,399
                                                                   ------------
Industrial Gases (0.24%)
Air Products & Chemicals Inc                            6,900              528
Praxair Inc                                            30,900            1,994
                                                                   ------------
                                                                         2,522

                                                                   ------------
Instruments - Scientific (0.24%)
Thermo Fisher Scientific Inc (b)                       48,100            2,504
                                                                   ------------

Insurance Brokers (0.48%)
AON Corp                                               87,600            3,395
Marsh & McLennan Cos Inc (a)                           22,800              724
Willis Group Holdings Ltd (a)                          20,700              849
                                                                   ------------
                                                                         4,968
                                                                   ------------
Internet Security (0.30%)
Checkfree Corp (a)(b)                                  10,800              364
McAfee Inc (a)(b)                                      63,100            2,050
VeriSign Inc (a)(b)                                    24,400              667
                                                                   ------------
                                                                         3,081
                                                                   ------------

Investment Management & Advisory
Services (0.85%)
Affiliated Managers Group Inc (a)(b)                   15,200            1,788
Ameriprise Financial Inc                               36,100            2,147
Franklin Resources Inc                                 18,400            2,416
Legg Mason Inc (a)                                     25,300            2,509
                                                                   ------------
                                                                         8,860
                                                                   ------------
Leisure & Recreation Products (0.05%)
Brunswick Corp/DE (a)                                  14,600              478
                                                                   ------------

Life & Health Insurance (0.43%)
Prudential Financial Inc (a)                           47,400            4,503
                                                                   ------------

Machinery - Construction & Mining (0.59%)
Caterpillar Inc                                        79,600            5,781
Joy Global Inc (a)                                      6,600              334
                                                                   ------------
                                                                         6,115
                                                                   ------------
Medical - Biomedical/Gene (1.13%)
Amgen Inc (b)                                          98,500            6,318
Biogen Idec Inc (a)(b)                                 33,200            1,567
Celgene Corp (a)(b)                                    41,300            2,526
Genentech Inc (a)(b)                                    9,200              736
Genzyme Corp (b)                                        9,400              614
                                                                   ------------
                                                                        11,761
                                                                   ------------
Medical - Drugs (4.50%)
Abbott Laboratories                                    79,700            4,513
Allergan Inc (a)                                       22,000            2,666
Bristol-Myers Squibb Co (a)                           161,200            4,652
Cephalon Inc (a)(b)                                     8,800              701
Eli Lilly & Co                                         87,800            5,192
Merck & Co Inc                                        194,100            9,984
Pfizer Inc                                            299,600            7,927
Schering-Plough Corp                                  146,400            4,645
Sepracor Inc (a)(b)                                     4,800              258
Wyeth                                                 112,100            6,222
                                                                   ------------
                                                                        46,760
                                                                   ------------
Medical - Generic Drugs (0.18%)
Barr Pharmaceuticals Inc (a)(b)                        37,900            1,833
                                                                   ------------

Medical - HMO (1.38%)
Aetna Inc                                              85,600            4,013
Humana Inc (a)(b)                                      19,600            1,240
UnitedHealth Group Inc                                 74,200            3,937
WellPoint Inc (b)                                      64,900            5,125
                                                                   ------------
                                                                        14,315
                                                                   ------------
Medical - Nursing Homes (0.11%)
Manor Care Inc                                         17,100            1,110
                                                                   ------------

Medical - Wholesale Drug Distribution (0.28%)
Cardinal Health Inc                                    42,000            2,938
                                                                   ------------

Medical Instruments (1.08%)
Boston Scientific Corp (b)                            130,200            2,010
Medtronic Inc                                         122,100            6,463
St Jude Medical Inc (b)                                63,300            2,709
                                                                   ------------
                                                                        11,182
                                                                   ------------

Medical Laboratory & Testing Service (0.23%)
Laboratory Corp of America Holdings (a)(b)             30,500            2,408
                                                                   ------------

Medical Products (1.87%)
Baxter International Inc                               19,600            1,110
Becton Dickinson & Co                                  29,300            2,306
Johnson & Johnson                                     246,000           15,798
Zimmer Holdings Inc (a)(b)                              2,900              262
                                                                   ------------
                                                                        19,476
                                                                   ------------
Metal - Aluminum (0.12%)
Alcoa Inc                                              35,200            1,249
                                                                   ------------

Metal - Diversified (0.38%)
Freeport-McMoRan Copper & Gold Inc                     23,510            1,579
Rio Tinto PLC ADR                                       9,600            2,342
                                                                   ------------
                                                                         3,921
                                                                   ------------
Motorcycle/Motor Scooter (0.16%)
Harley-Davidson Inc                                    26,800            1,697
                                                                   ------------

Multi-Line Insurance (3.40%)
American International Group Inc                      237,100           16,576
Assurant Inc (a)                                        7,100              408
Genworth Financial Inc                                 90,700            3,310
Hartford Financial Services Group Inc                  36,900            3,734
Loews Corp                                             35,400            1,675
MetLife Inc (a)                                       111,800            7,345
XL Capital Ltd (a)                                     28,700            2,238
                                                                   ------------
                                                                        35,286
                                                                   ------------
Multimedia (1.53%)
EW Scripps Co                                          34,500            1,494
McGraw-Hill Cos Inc/The                                23,300            1,527
Meredith Corp (a)                                       8,700              504
News Corp                                             126,600            2,834
Time Warner Inc (a)                                   125,200            2,583
Viacom Inc (b)                                         45,700            1,885
Walt Disney Co/The                                    145,500            5,090
                                                                   ------------
                                                                        15,917
                                                                   ------------
Networking Products (1.40%)
Cisco Systems Inc (b)                                 352,800            9,434
Juniper Networks Inc (a)(b)                           230,400            5,152
                                                                   ------------
                                                                        14,586
                                                                   ------------
Non-Hazardous Waste Disposal (0.25%)
Allied Waste Industries Inc (a)(b)                     92,500            1,237
Republic Services Inc                                  48,000            1,340
                                                                   ------------
                                                                         2,577
                                                                   ------------
Office Supplies & Forms (0.12%)
Avery Dennison Corp                                    20,100            1,250
                                                                   ------------

Oil - Field Services (1.63%)
Baker Hughes Inc                                       56,800            4,566
BJ Services Co                                         56,200            1,611
Schlumberger Ltd (a)                                  145,800           10,764
                                                                   ------------
                                                                        16,941
                                                                   ------------
Oil & Gas Drilling (0.43%)
Nabors Industries Ltd (a)(b)                           22,000              707

Oil & Gas Drilling
Transocean Inc (a)(b)                                  43,400            3,741
                                                                   ------------
                                                                         4,448
                                                                   ------------
Oil Company - Exploration & Production (0.84%)
Anadarko Petroleum Corp (a)                            19,900              929
Devon Energy Corp                                      16,100            1,173
EOG Resources Inc (a)                                  24,700            1,814
Murphy Oil Corp                                        53,600            2,972
XTO Energy Inc                                         33,966            1,843
                                                                   ------------
                                                                         8,731
                                                                   ------------
Oil Company - Integrated (5.46%)
Chevron Corp                                          173,400           13,489
ConocoPhillips                                         90,600            6,283
Exxon Mobil Corp                                      383,000           30,403
Occidental Petroleum Corp                              47,100            2,388
Total SA ADR (a)                                       56,200            4,141
                                                                   ------------
                                                                        56,704
                                                                   ------------
Oil Field Machinery & Equipment (0.46%)
FMC Technologies Inc (a)(b)                            24,200            1,715
Grant Prideco Inc (b)                                  59,600            3,072
                                                                   ------------
                                                                         4,787
                                                                   ------------
Oil Refining & Marketing (0.78%)
Sunoco Inc                                             71,800            5,423
Valero Energy Corp                                     37,600            2,641
                                                                   ------------
                                                                         8,064
                                                                   ------------
Optical Supplies (0.12%)
Alcon Inc (a)                                           9,400            1,268
                                                                   ------------

Paper & Related Products (0.38%)
Bowater Inc (a)                                        27,900              611
International Paper Co (a)                             87,800            3,312
                                                                   ------------
                                                                         3,923
                                                                   ------------
Pharmacy Services (0.34%)
Express Scripts Inc (b)                                21,400            2,045
Omnicare Inc (a)                                       46,300            1,536
                                                                   ------------
                                                                         3,581
                                                                   ------------
Photo Equipment & Supplies (0.10%)
Eastman Kodak Co (a)                                   43,500            1,084
                                                                   ------------

Pipelines (0.69%)
Spectra Energy Corp                                    90,200            2,354
Williams Cos Inc                                      162,900            4,806
                                                                   ------------
                                                                         7,160
                                                                   ------------
Property & Casualty Insurance (0.34%)
Progressive Corp/The (a)                               76,000            1,753
Travelers Cos Inc/The                                  32,871            1,779
                                                                   ------------
                                                                         3,532
                                                                   ------------
Publishing - Newspapers (0.09%)
Tribune Co (a)                                         29,300              961
                                                                   ------------

Regional Banks (4.78%)
Bank of America Corp                                  233,070           11,863
Fifth Third Bancorp                                    71,800            2,915
PNC Financial Services Group Inc                       26,400            1,956
SunTrust Banks Inc                                     96,000            8,104
US Bancorp                                            238,400            8,189

Regional Banks
Wachovia Corp                                          85,700            4,760
Wells Fargo & Co                                      329,900           11,840
                                                                   ------------
                                                                        49,627
                                                                   ------------
Reinsurance (0.13%)
Axis Capital Holdings Ltd (a)                          35,900            1,332
                                                                   ------------

REITS - Apartments (0.30%)
Archstone-Smith Trust                                  60,600            3,158
                                                                   ------------

REITS - Hotels (0.10%)
Host Hotels & Resorts Inc                              39,900            1,023
                                                                   ------------

REITS - Office Property (0.25%)
Boston Properties Inc (a)                              22,400            2,633
                                                                   ------------

REITS - Regional Malls (0.31%)
Simon Property Group Inc                               28,100            3,239
                                                                   ------------

REITS - Warehouse & Industrial (0.17%)
Prologis (a)                                           27,700            1,795
                                                                   ------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc                                        53,400            1,770
                                                                   ------------

Retail - Bedding (0.51%)
Bed Bath & Beyond Inc (a)(b)                          129,600            5,280
                                                                   ------------

Retail - Building Products (1.05%)
Home Depot Inc                                        178,100            6,745
Lowe's Cos Inc                                        136,000            4,156
                                                                   ------------
                                                                        10,901
                                                                   ------------
Retail - Consumer Electronics (0.13%)
Best Buy Co Inc (a)                                    30,000            1,399
                                                                   ------------

Retail - Discount (1.88%)
Costco Wholesale Corp                                  44,600            2,389
Target Corp                                            90,700            5,385
TJX Cos Inc                                            77,100            2,150
Wal-Mart Stores Inc                                   200,900            9,627
                                                                   ------------
                                                                        19,551
                                                                   ------------
Retail - Drug Store (0.88%)
CVS/Caremark Corp                                     200,694            7,273
Walgreen Co                                            43,500            1,910
                                                                   ------------
                                                                         9,183
                                                                   ------------
Retail - Office Supplies (0.13%)
Office Depot Inc (b)                                   41,500            1,395
                                                                   ------------

Retail - Regional Department Store (0.86%)
Kohl's Corp (b)                                       120,900            8,951
                                                                   ------------

Retail - Restaurants (0.13%)
Starbucks Corp (a)(b)                                  43,300            1,343
                                                                   ------------

Savings & Loans - Thrifts (0.25%)
Sovereign Bancorp Inc                                  38,400              932

Savings & Loans - Thrifts
Washington Mutual Inc                                  39,200            1,646
                                                                   ------------
                                                                         2,578
                                                                   ------------
Semiconductor Component - Integrated
Circuits (0.68%)
Analog Devices Inc (a)                                 68,800            2,657
Marvell Technology Group Ltd (a)(b)                   274,100            4,421
                                                                   ------------
                                                                         7,078
                                                                   ------------
Semiconductor Equipment (0.52%)
Applied Materials Inc                                 194,900            3,746
ASML Holding NV (a)(b)                                 60,400            1,646
                                                                   ------------
                                                                         5,392
                                                                   ------------
Steel - Producers (0.15%)
Nucor Corp                                             24,100            1,529
                                                                   ------------

Steel - Specialty (0.08%)
Allegheny Technologies Inc                              7,800              855
                                                                   ------------

Telecommunication Equipment (0.16%)
Alcatel-Lucent ADR (a)                                122,912            1,629
                                                                   ------------

Telecommunication Equipment - Fiber
Optics (0.32%)
Corning Inc (b)                                       141,900            3,366
                                                                   ------------

Telephone - Integrated (1.99%)
AT&T Inc                                              533,510           20,657
                                                                   ------------

Therapeutics (0.39%)
Gilead Sciences Inc (b)                                49,400            4,037
                                                                   ------------

Tobacco (1.08%)
Altria Group Inc                                      162,200           11,179
                                                                   ------------

Toys (0.07%)
Mattel Inc                                             26,100              739
                                                                   ------------

Transport - Rail (0.67%)
Canadian National Railway Co (a)                       42,400            2,130
Norfolk Southern Corp                                  84,000            4,472
Union Pacific Corp                                      3,500              400
                                                                   ------------
                                                                         7,002
                                                                   ------------
Transport - Services (0.56%)
Expeditors International Washington Inc (a)            55,300            2,312
FedEx Corp                                              8,300              875
United Parcel Service Inc (a)                          37,500            2,641
                                                                   ------------
                                                                         5,828
                                                                   ------------
Web Portals (1.15%)
Google Inc (b)                                         21,300           10,040
Yahoo! Inc (a)(b)                                      70,000            1,963
                                                                   ------------
                                                                        12,003
                                                                   ------------
Wireless Equipment (1.57%)
American Tower Corp (b)                               124,592            4,734
Crown Castle International Corp (a)(b)                112,400            3,860
Motorola Inc                                          183,600            3,182
Qualcomm Inc                                          103,500            4,533
                                                                   ------------
                                                                        16,309
                                                                   ------------
TOTAL COMMON STOCKS                                             $    1,029,495
                                                                   ------------

                                                 Principal
                                               Amount (000's)       Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.05%)
U.S. Treasury Bill (0.05%)
      5.02%, 5/ 3/2007 (b)(c)                             500              500
                                                                   ------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                            $          500
                                                                   ------------
MONEY MARKET FUNDS (13.86%)
Money Center Banks (13.86%)
BNY Institutional Cash Reserve Fund (d)               144,009          144,009
                                                                   ------------
TOTAL MONEY MARKET FUNDS                                        $      144,009
                                                                   ------------
Total Investments                                               $    1,174,004
Liabilities in Excess of
  Other Assets, Net - (12.97%)                                        (134,796)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                      $    1,039,208
                                                                   ============
                                                                   ------------

                                                                   ============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $500 or 0.05% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $          168,439
Unrealized Depreciation                                         (19,121)

                                                         ----------------
Net Unrealized Appreciation (Depreciation)                       149,318
Cost for federal income tax purposes                           1,024,686
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                              Current      Unrealized
                        Number of  Original   Market      Appreciation/
Type                    Contracts   Value      Value     (Depreciation)
------------------------------------------- ----------------
Buy:
S&P 500 eMini; June        102      $7,440      $7,591         151
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- --------------------------------------
Sector                                              Percent
--------------------- --------------------------------------
Financial                                            34.95%
Consumer,                                            20.17%
Non-cyclical
Communications                                       11.44%
Industrial                                           10.93%
Energy                                               10.73%
Technology                                           10.32%
Consumer, Cyclical                                    8.20%
Utilities                                             3.36%
Basic Materials                                       2.82%
Government                                            0.05%
Liabilities in                                    (-12.97%)
Excess of Other
Assets, Net
                                                ------------
TOTAL NET ASSETS                                    100.00%
                                                ============

Other Assets Summary (unaudited)
--------------------- --------------------------------------
Asset Type                                          Percent
--------------------- --------------------------------------
Futures                                               0.73%

Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Blend Fund I

                                                       Shares Held         Value (000's)
COMMON STOCKS (99.04%)
Aerospace & Defense (3.25%)
Boeing Co                                                     60,400   $         5,617
Lockheed Martin Corp                                          73,900             7,105
Northrop Grumman Corp (a)                                     67,600             4,976
Raytheon Co                                                  125,700             6,730
                                                                          -------------
                                                                                24,428
                                                                          -------------
Agricultural Chemicals (0.36%)
Monsanto Co                                                   46,000             2,714
                                                                          -------------

Apparel Manufacturers (0.13%)
Coach Inc (b)                                                 16,200               791
Jones Apparel Group Inc (a)                                    5,900               197
                                                                          -------------
                                                                                   988
                                                                          -------------
Appliances (0.03%)
Whirlpool Corp                                                 2,200               233
                                                                          -------------

Applications Software (2.77%)
Intuit Inc (a)(b)                                              7,999               227
Microsoft Corp                                               688,000            20,599
                                                                          -------------
                                                                                20,826
                                                                          -------------
Auto - Medium & Heavy Duty Trucks (0.74%)
Paccar Inc (a)                                                66,400             5,576
                                                                          -------------

Batteries & Battery Systems (0.65%)
Energizer Holdings Inc (a)(b)                                 50,400             4,898
                                                                          -------------

Beverages - Non-Alcoholic (1.19%)
Coca-Cola Co/The                                             168,400             8,789
PepsiCo Inc                                                    1,600               106
                                                                          -------------
                                                                                 8,895
                                                                          -------------
Brewery (0.74%)
Molson Coors Brewing Co (a)                                   59,000             5,562
                                                                          -------------

Cable TV (0.77%)
DIRECTV Group Inc/The (b)                                    242,700             5,786
                                                                          -------------

Cellular Telecommunications (0.90%)
Alltel Corp                                                  108,000             6,771
                                                                          -------------

Chemicals - Diversified (0.95%)
Dow Chemical Co/The                                           14,400               642
EI Du Pont de Nemours & Co                                    80,400             3,953
Lyondell Chemical Co (a)                                      82,500             2,568
                                                                          -------------
                                                                                 7,163
                                                                          -------------
Commercial Banks (0.33%)
BB&T Corp                                                      7,300               304
Regions Financial Corp (a)                                    61,000             2,140
                                                                          -------------
                                                                                 2,444
                                                                          -------------

Commercial Services - Finance (0.77%)
Moody's Corp                                                  87,200             5,766
                                                                          -------------

Computer Services (0.20%)
Computer Sciences Corp (a)(b)                                 26,700             1,483
                                                                          -------------

Computers (3.98%)
Apple Inc (b)                                                 18,000             1,797
Hewlett-Packard Co                                           280,500            11,820
International Business Machines Corp                         138,800            14,187
Sun Microsystems Inc (b)                                     392,200             2,047
                                                                          -------------
                                                                                29,851
                                                                          -------------
Computers - Memory Devices (0.06%)
EMC Corp/Massachusetts (b)                                    30,500               463
                                                                          -------------

Computers - Peripheral Equipment (0.44%)
Lexmark International Inc (a)(b)                              60,700             3,308
                                                                          -------------

Consulting Services (0.84%)
Accenture Ltd                                                154,800             6,053
Gartner Inc (b)                                               11,400               287
                                                                          -------------
                                                                                 6,340
                                                                          -------------
Consumer Products - Miscellaneous (0.15%)
American Greetings Corp                                       43,100             1,097
                                                                          -------------

Cosmetics & Toiletries (1.56%)
Avon Products Inc                                             10,900               434
Colgate-Palmolive Co                                          71,800             4,864
Estee Lauder Cos Inc/The (a)                                  22,200             1,141
Procter & Gamble Co                                           81,850             5,264
                                                                          -------------
                                                                                11,703
                                                                          -------------
Cruise Lines (0.21%)
Carnival Corp                                                 32,700             1,599
                                                                          -------------

Data Processing & Management (0.14%)
Automatic Data Processing Inc                                  7,600               340
SEI Investments Co                                            11,300               690
                                                                          -------------
                                                                                 1,030
                                                                          -------------
Distribution & Wholesale (0.03%)
Tech Data Corp (a)(b)                                          6,200               220
                                                                          -------------

Diversified Manufacturing Operations (3.61%)
General Electric Co                                          409,700            15,102
SPX Corp                                                      33,400             2,367
Tyco International Ltd                                       295,400             9,639
                                                                          -------------
                                                                                27,108
                                                                          -------------
E-Commerce - Products (0.23%)
Amazon.Com Inc (b)                                            28,300             1,736
                                                                          -------------

E-Commerce - Services (0.71%)
eBay Inc (b)                                                   8,600               292
Expedia Inc (a)(b)                                            46,900             1,108
IAC/InterActiveCorp (a)(b)                                   102,200             3,896
                                                                          -------------
                                                                                 5,296
                                                                          -------------
Electric - Integrated (2.67%)
Duke Energy Corp                                             209,700             4,303

Electric - Integrated
Entergy Corp                                                  62,600             7,083
PG&E Corp (a)                                                117,200             5,930
TXU Corp                                                      41,300             2,708
                                                                          -------------
                                                                                20,024
                                                                          -------------
Electronic Components - Semiconductors (1.94%)
Intel Corp                                                   139,300             2,995
Intersil Corp                                                  9,700               289
MEMC Electronic Materials Inc (b)                             48,400             2,656
Texas Instruments Inc                                        251,500             8,644
                                                                          -------------
                                                                                14,584

                                                                          -------------
Electronic Forms (0.29%)
Adobe Systems Inc (b)                                         52,600             2,186
                                                                          -------------

Electronic Parts Distribution (0.13%)
Avnet Inc (a)(b)                                              23,000               941
                                                                          -------------

Engines - Internal Combustion (0.01%)
Cummins Inc                                                    1,000                92
                                                                          -------------

Enterprise Software & Services (0.30%)
Oracle Corp (b)                                              119,900             2,254
                                                                          -------------

Fiduciary Banks (0.09%)
Bank of New York Co Inc/The                                   16,300               660
Northern Trust Corp                                              300                19
                                                                          -------------
                                                                                   679
                                                                          -------------
Finance - Auto Loans (0.13%)
AmeriCredit Corp (a)(b)                                       38,700               976
                                                                          -------------

Finance - Consumer Loans (0.11%)
SLM Corp                                                      15,700               845
                                                                          -------------

Finance - Investment Banker & Broker (5.79%)
Citigroup Inc                                                316,800            16,987
JPMorgan Chase & Co                                          308,180            16,056
Merrill Lynch & Co Inc                                       115,500            10,422
                                                                          -------------
                                                                                43,465
                                                                          -------------
Finance - Mortgage Loan/Banker (0.08%)
Countrywide Financial Corp                                    16,400               608
                                                                          -------------

Financial (0.06%)
People's United Financial Inc                                 21,200               422
                                                                          -------------

Financial Guarantee Insurance (0.28%)
AMBAC Financial Group Inc                                      6,900               633
MBIA Inc (a)                                                  20,832             1,449
                                                                          -------------
                                                                                 2,082
                                                                          -------------
Food - Meat Products (0.68%)
Tyson Foods Inc (a)                                          243,700             5,108
                                                                          -------------

Food - Miscellaneous/Diversified (0.19%)
Kraft Foods Inc                                               41,587             1,392
                                                                          -------------

Food - Retail (1.43%)
Kroger Co/The                                                176,500             5,209

Food - Retail
Safeway Inc                                                  151,500             5,499
                                                                          -------------
                                                                                10,708
                                                                          -------------
Forestry (0.24%)
Weyerhaeuser Co                                               22,600             1,790
                                                                          -------------

Gold Mining (0.04%)
Newmont Mining Corp                                            7,900               329
                                                                          -------------

Hotels & Motels (0.79%)
Marriott International Inc/DE (a)                            130,400             5,895
                                                                          -------------

Human Resources (0.57%)
Manpower Inc                                                  53,400             4,285
                                                                          -------------

Independent Power Producer (0.19%)
Reliant Energy Inc (a)(b)                                     65,500             1,459
                                                                          -------------

Instruments - Controls (0.05%)
Mettler Toledo International Inc (b)                           4,100               400
                                                                          -------------

Instruments - Scientific (0.21%)
Applera Corp - Applied Biosystems Group                       20,600               643
Waters Corp (a)(b)                                            16,200               963
                                                                          -------------
                                                                                 1,606
                                                                          -------------
Internet Security (0.87%)
Symantec Corp (a)(b)                                         372,500             6,556
                                                                          -------------

Investment Management & Advisory Services (1.19%)
Ameriprise Financial Inc                                      56,000             3,331
Blackrock, Inc. (a)                                            5,800               868
Franklin Resources Inc                                        30,600             4,018
T Rowe Price Group Inc (a)                                    14,900               740
                                                                          -------------
                                                                                 8,957
                                                                          -------------
Life & Health Insurance (1.12%)
Cigna Corp                                                    37,600             5,850
Lincoln National Corp                                          7,600               541
Nationwide Financial Services                                  4,200               240
Reinsurance Group of America Inc                              28,847             1,797
                                                                          -------------
                                                                                 8,428
                                                                          -------------
Machinery - Construction & Mining (0.17%)
Terex Corp (b)                                                16,600             1,292
                                                                          -------------

Machinery - Farm (1.30%)
AGCO Corp (a)(b)                                              84,800             3,538
Deere & Co                                                    57,100             6,247
                                                                          -------------
                                                                                 9,785
                                                                          -------------
Medical - Biomedical/Gene (0.88%)
Amgen Inc (b)                                                 29,200             1,873
Biogen Idec Inc (a)(b)                                        27,300             1,289
Celgene Corp (a)(b)                                           12,500               765
Genzyme Corp (b)                                               8,300               542
Millennium Pharmaceuticals Inc (a)(b)                        195,700             2,168
                                                                          -------------
                                                                                 6,637
                                                                          -------------
Medical - Drugs (6.12%)
Abbott Laboratories                                            7,500               425

Medical - Drugs
Bristol-Myers Squibb Co (a)                                   28,100               811
Eli Lilly & Co                                                45,500             2,690
Forest Laboratories Inc (b)                                  117,100             6,231
Merck & Co Inc                                               235,900            12,135
Pfizer Inc                                                   606,320            16,043
Schering-Plough Corp                                         238,800             7,577
                                                                          -------------
                                                                                45,912
                                                                          -------------
Medical - HMO (1.26%)
Humana Inc (b)                                                96,800             6,122
WellCare Health Plans Inc (a)(b)                              41,700             3,360
                                                                          -------------
                                                                                 9,482
                                                                          -------------
Medical - Wholesale Drug Distribution (0.84%)
AmerisourceBergen Corp                                       126,600             6,329
                                                                          -------------

Medical Products (1.29%)
Baxter International Inc                                      16,900               957
Johnson & Johnson                                             69,100             4,437
Stryker Corp (a)                                               5,900               383
Zimmer Holdings Inc (a)(b)                                    43,100             3,900
                                                                          -------------
                                                                                 9,677
                                                                          -------------
Multi-Line Insurance (3.04%)
American International Group Inc                              60,100             4,202
CNA Financial Corp                                            15,700               733
Genworth Financial Inc                                        38,100             1,390
Loews Corp                                                   153,000             7,240
MetLife Inc (a)                                               52,200             3,430
XL Capital Ltd (a)                                            74,500             5,809
                                                                          -------------
                                                                                22,804
                                                                          -------------
Multimedia (3.18%)
McGraw-Hill Cos Inc/The                                       31,000             2,031
News Corp (a)                                                 93,100             2,234
News Corp                                                    210,400             4,711
Time Warner Inc (a)                                          499,900            10,313
Walt Disney Co/The                                           130,700             4,572
                                                                          -------------
                                                                                23,861
                                                                          -------------
Networking Products (2.14%)
Cisco Systems Inc (b)                                        564,700            15,100
Juniper Networks Inc (b)                                      11,100               248
Polycom Inc (b)                                               20,500               683
                                                                          -------------
                                                                                16,031
                                                                          -------------
Office Automation & Equipment (0.05%)
Xerox Corp (b)                                                18,900               350
                                                                          -------------

Oil - Field Services (0.74%)
SEACOR Holdings Inc (a)(b)                                    37,000             3,525
Tidewater Inc (a)                                             31,900             2,017
                                                                          -------------
                                                                                 5,542
                                                                          -------------
Oil & Gas Drilling (0.13%)
GlobalSantaFe Corp (a)                                        15,700             1,004
                                                                          -------------

Oil Company - Exploration & Production (1.24%)
Devon Energy Corp                                            106,400             7,754
Noble Energy Inc                                              26,600             1,564
                                                                          -------------
                                                                                 9,318
                                                                          -------------

Oil Company - Integrated (6.68%)
Chevron Corp                                                 192,500            14,975
ConocoPhillips                                                 7,468               518
Exxon Mobil Corp                                             374,900            29,759
Marathon Oil Corp                                             48,400             4,915
                                                                          -------------
                                                                                50,167
                                                                          -------------
Oil Field Machinery & Equipment (0.00%)
National Oilwell Varco Inc (b)                                   100                 8
                                                                          -------------

Oil Refining & Marketing (0.87%)
Holly Corp (a)                                                 4,600               293
Tesoro Corp                                                   50,400             6,108
Valero Energy Corp                                             1,500               105
                                                                          -------------
                                                                                 6,506
                                                                          -------------
Paper & Related Products (0.03%)
Domtar Corp (a)(b)                                            20,600               201
                                                                          -------------

Pharmacy Services (0.33%)
Medco Health Solutions Inc (a)(b)                             31,500             2,458
                                                                          -------------

Pipelines (0.08%)
Oneok Inc                                                      6,800               329
Spectra Energy Corp                                           11,300               295
                                                                          -------------
                                                                                   624
                                                                          -------------
Property & Casualty Insurance (0.80%)
Alleghany Corp (a)(b)                                          1,581               566
Travelers Cos Inc/The                                        100,500             5,437
                                                                          -------------
                                                                                 6,003
                                                                          -------------
Publishing - Newspapers (0.04%)
Gannett Co Inc                                                 5,100               291
                                                                          -------------

Quarrying (0.04%)
Vulcan Materials Co (a)                                        2,100               260
                                                                          -------------

Regional Banks (5.18%)
Bank of America Corp                                         170,058             8,656
SunTrust Banks Inc (a)                                        90,700             7,657
US Bancorp                                                    99,400             3,414
Wachovia Corp                                                130,875             7,269
Wells Fargo & Co                                             331,000            11,880
                                                                          -------------
                                                                                38,876
                                                                          -------------
REITS - Diversified (0.18%)
iStar Financial Inc                                           28,800             1,380
                                                                          -------------

REITS - Healthcare (0.06%)
Health Care Property Investors Inc                            12,800               453
                                                                          -------------

REITS - Office Property (0.74%)
Boston Properties Inc (a)                                     42,700             5,020
HRPT Properties Trust (a)                                     42,600               521
                                                                          -------------
                                                                                 5,541
                                                                          -------------
REITS - Regional Malls (0.26%)
Simon Property Group Inc                                      17,200             1,983
                                                                          -------------


REITS - Warehouse & Industrial (0.09%)
Prologis                                                      10,000               648
                                                                          -------------

Rental - Auto & Equipment (0.15%)
Avis Budget Group Inc                                         39,200             1,103
                                                                          -------------

Retail - Apparel & Shoe (0.44%)
American Eagle Outfitters (a)                                104,750             3,087
Payless Shoesource Inc (b)                                     6,100               195
                                                                          -------------
                                                                                 3,282
                                                                          -------------
Retail - Automobile (0.16%)
AutoNation Inc (a)(b)                                         59,500             1,216
                                                                          -------------

Retail - Consumer Electronics (0.23%)
RadioShack Corp (a)                                           58,000             1,686
                                                                          -------------

Retail - Discount (0.89%)
TJX Cos Inc                                                   33,000               920
Wal-Mart Stores Inc                                          120,400             5,770
                                                                          -------------
                                                                                 6,690
                                                                          -------------
Retail - Drug Store (0.21%)
CVS/Caremark Corp                                             43,131             1,563
                                                                          -------------

Retail - Office Supplies (0.11%)
OfficeMax Inc (a)                                             16,200               797
                                                                          -------------

Retail - Regional Department Store (0.47%)
Dillard's Inc                                                 17,900               620
Kohl's Corp (b)                                               39,500             2,924
                                                                          -------------
                                                                                 3,544
                                                                          -------------
Retail - Restaurants (1.37%)
McDonald's Corp                                              189,300             9,139
Yum! Brands Inc                                               18,600             1,151
                                                                          -------------
                                                                                10,290
                                                                          -------------
Savings & Loans - Thrifts (1.00%)
Washington Mutual Inc                                        179,300             7,527
                                                                          -------------

Schools (0.13%)
ITT Educational Services Inc (a)(b)                           10,100               982
                                                                          -------------

Semiconductor Component - Integrated Circuits (0.27%)
Analog Devices Inc (a)                                         9,100               352
Atmel Corp (b)                                               314,900             1,675
                                                                          -------------
                                                                                 2,027
                                                                          -------------
Semiconductor Equipment (0.63%)
Novellus Systems Inc (a)(b)                                  146,600             4,745
                                                                          -------------

Steel - Producers (0.52%)
Nucor Corp                                                    30,300             1,923
United States Steel Corp                                      19,500             1,980
                                                                          -------------
                                                                                 3,903
                                                                          -------------
Telecommunication Equipment (0.06%)
Utstarcom Inc (a)(b)                                          61,400               438
                                                                          -------------

Telephone - Integrated (3.44%)
AT&T Inc                                                     199,827             7,737

Telephone - Integrated
CenturyTel Inc (a)                                            31,000             1,428
Sprint Nextel Corp                                            78,800             1,578
Telephone & Data Systems Inc - Special Shares                  3,100               164
Telephone & Data Systems Inc                                  46,300             2,637
Verizon Communications Inc                                   321,200            12,263
                                                                          -------------
                                                                                25,807
                                                                          -------------
Television (0.97%)
CBS Corp                                                     228,507             7,260
                                                                          -------------

Therapeutics (1.06%)
Gilead Sciences Inc (a)(b)                                    97,500             7,968
                                                                          -------------

Tobacco (2.33%)
Altria Group Inc                                             167,800            11,565
UST Inc (a)                                                  103,900             5,889
                                                                          -------------
                                                                                17,454
                                                                          -------------
Toys (0.18%)
Hasbro Inc                                                     9,000               285
Mattel Inc                                                    36,400             1,030
                                                                          -------------
                                                                                 1,315
                                                                          -------------
Transport - Marine (0.10%)
Overseas Shipholding Group                                    11,000               779
                                                                          -------------

Transport - Rail (0.97%)
CSX Corp (a)                                                 104,200             4,498
Union Pacific Corp                                            24,600             2,811
                                                                          -------------
                                                                                 7,309
                                                                          -------------
Transport - Services (0.02%)
Ryder System Inc                                               3,400               179
                                                                          -------------

Transport - Truck (0.04%)
YRC Worldwide Inc (a)(b)                                       7,200               286
                                                                          -------------

Web Portals (0.34%)
Google Inc (b)                                                 4,300             2,027
Yahoo! Inc (a)(b)                                             18,000               505
                                                                          -------------
                                                                                 2,532
                                                                          -------------
TOTAL COMMON STOCKS                                                    $       743,460
                                                                          -------------
                                                        Principal
                                                      Amount (000's)         Value (000's)
MONEY MARKET FUNDS (12.53%)
Money Center Banks (12.53%)
BNY Institutional Cash Reserve Fund (c)                       94,110            94,110
                                                                          -------------
TOTAL MONEY MARKET FUNDS                                               $        94,110
                                                                          -------------
Total Investments                                                      $       837,570
Liabilities in Excess of Other Assets,
  Net - (11.57)%                                                               (86,877)
                                                                          -------------
TOTAL NET ASSETS - 100.00%                                             $       750,693
                                                                          =============
                                                                          -------------

                                                                          =============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           62,098
Unrealized Depreciation                                          (9,746)
                                                         ----------------
Net Unrealized Appreciation (Depreciation)                        52,352
Cost for federal income tax purposes                             785,218
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                               Current        Unrealized
                        Number of   Original   Market        Appreciation/
Type                    Contracts    Value      Value       (Depreciation)
-------------------------------------------- -------------------
Buy:
S&P 500 eMini; June        79        $5,911       $5,879        (32)
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- ---------------------------------- -----------
Sector                                                      Percent
--------------------- ---------------------------------- -----------
Financial                                                    33.07%
Consumer,                                                    22.49%
Non-cyclical
Communications                                               13.63%
Technology                                                   11.07%
Industrial                                                   10.54%
Energy                                                        9.75%
Consumer, Cyclical                                            5.98%
Utilities                                                     2.86%
Basic Materials                                               2.18%
Liabilities in                                            (-11.57%)
Excess of Other
Assets, Net
                                                         -----------
TOTAL NET ASSETS                                            100.00%
                                                         ===========

Other Assets Summary (unaudited)
--------------------- ---------------------------------- -----------
Asset Type                                                  Percent
--------------------- ---------------------------------- -----------
Futures                                                       0.78%


Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Growth Fund I

                                                Shares Held          Value (000's)
COMMON STOCKS (98.21%)
Advertising Sales (1.77%)
Lamar Advertising Co (a)                              456,700   $           27,557
                                                                   ----------------

Agricultural Chemicals (0.94%)
Monsanto Co                                           248,700               14,671
                                                                   ----------------

Airlines (1.64%)
Southwest Airlines Co (a)                           1,772,900               25,441
                                                                   ----------------

Apparel Manufacturers (0.54%)
Coach Inc (b)                                         171,200                8,360
                                                                   ----------------

Applications Software (4.61%)
Microsoft Corp                                      2,011,900               60,236
Red Hat Inc (a)(b)                                    540,100               11,418
                                                                   ----------------
                                                                            71,654
                                                                   ----------------
Audio & Video Products (1.64%)
Harman International Industries Inc (a)               209,800               25,573
                                                                   ----------------

Cable TV (0.06%)
EchoStar Communications Corp (b)                       20,600                  958
                                                                   ----------------

Casino Hotels (0.70%)
Wynn Resorts Ltd (a)                                  105,800               10,814
                                                                   ----------------

Casino Services (2.05%)
International Game Technology                         835,200               31,855
                                                                   ----------------

Cellular Telecommunications (0.81%)
MetroPCS Communications Inc (b)                       446,400               12,522
                                                                   ----------------

Computer Aided Design (1.37%)
Autodesk Inc (b)                                      516,100               21,299
                                                                   ----------------

Computers (1.38%)
Apple Inc (b)                                         214,900               21,447
                                                                   ----------------

Consulting Services (1.90%)
Accenture Ltd                                         757,100               29,603
                                                                   ----------------

Data Processing & Management (1.98%)
Automatic Data Processing Inc                         480,700               21,516
NAVTEQ Corp (a)(b)                                    262,100                9,268
                                                                   ----------------
                                                                            30,784
                                                                   ----------------
Diversified Manufacturing Operations (6.60%)
Danaher Corp (a)                                      517,500               36,841
General Electric Co                                 1,786,200               65,839
                                                                   ----------------
                                                                           102,680
                                                                   ----------------

E-Commerce - Products (2.98%)
Amazon.Com Inc (a)(b)                                 754,200               46,255
                                                                   ----------------

E-Commerce - Services (1.38%)
eBay Inc (a)(b)                                       633,400               21,498
                                                                   ----------------

Electronic Components - Semiconductors (4.98%)
Broadcom Corp (a)(b)                                  630,300               20,516
Intel Corp                                            996,600               21,427
Xilinx Inc                                          1,203,500               35,479
                                                                   ----------------
                                                                            77,422
                                                                   ----------------
Electronic Forms (1.33%)
Adobe Systems Inc (a)(b)                              497,700               20,684
                                                                   ----------------

Entertainment Software (0.93%)
Electronic Arts Inc (a)(b)                            287,600               14,498
                                                                   ----------------

Fiduciary Banks (2.70%)
State Street Corp                                     610,100               42,018
                                                                   ----------------

Finance - Investment Banker & Broker (3.43%)
E*Trade Financial Corp (b)                            951,900               21,018
Morgan Stanley                                        385,000               32,344
                                                                   ----------------
                                                                            53,362
                                                                   ----------------
Finance - Other Services (0.77%)
Chicago Mercantile Exchange Holdings Inc (a)           23,200               11,989
                                                                   ----------------

Hotels & Motels (0.97%)
Marriott International Inc/DE (a)                     332,000               15,010
                                                                   ----------------

Human Resources (0.90%)
Monster Worldwide Inc (b)                             334,300               14,057
                                                                   ----------------

Investment Management & Advisory
Services (1.94%)
Franklin Resources Inc (a)                            230,000               30,201
                                                                   ----------------

Medical - Biomedical/Gene (2.96%)
Celgene Corp (a)(b)                                   312,500               19,112
Genentech Inc (a)(b)                                  336,800               26,941
                                                                   ----------------
                                                                            46,053
                                                                   ----------------
Medical - Drugs (2.63%)
Cephalon Inc (a)(b)                                   126,900               10,103
Schering-Plough Corp                                  516,900               16,401
Sepracor Inc (a)(b)                                   268,225               14,398
                                                                   ----------------
                                                                            40,902
                                                                   ----------------
Medical - HMO (2.48%)
UnitedHealth Group Inc                                136,900                7,264
WellPoint Inc (b)                                     395,600               31,240
                                                                   ----------------
                                                                            38,504
                                                                   ----------------
Medical Instruments (2.80%)
Medtronic Inc (a)                                     556,400               29,450
St Jude Medical Inc (b)                               329,800               14,112
                                                                   ----------------
                                                                            43,562
                                                                   ----------------
Networking Products (4.11%)
Cisco Systems Inc (b)                                 571,300               15,276

Networking Products
Juniper Networks Inc (a)(b)                         2,173,420               48,598
                                                                   ----------------
                                                                            63,874

                                                                   ----------------
Oil - Field Services (1.66%)
Schlumberger Ltd (a)                                  349,500               25,804
                                                                   ----------------

Pharmacy Services (0.54%)
Medco Health Solutions Inc (a)(b)                     107,400                8,379
                                                                   ----------------

Retail - Bedding (1.44%)
Bed Bath & Beyond Inc (a)(b)                          547,900               22,321
                                                                   ----------------

Retail - Building Products (0.87%)
Lowe's Cos Inc (a)                                    444,700               13,590
                                                                   ----------------

Retail - Discount (2.06%)
Target Corp                                           539,600               32,036
                                                                   ----------------

Retail - Drug Store (3.22%)
CVS/Caremark Corp                                     802,072               29,067
Walgreen Co                                           479,700               21,059
                                                                   ----------------
                                                                            50,126
                                                                   ----------------
Retail - Regional Department Store (1.93%)
Kohl's Corp (b)                                       405,700               30,038
                                                                   ----------------

Semiconductor Component - Integrated
Circuits (5.25%)
Analog Devices Inc                                    737,700               28,490
Marvell Technology Group Ltd (a)(b)                 1,852,300               29,878
Maxim Integrated Products Inc (a)                     730,800               23,181
                                                                   ----------------
                                                                            81,549
                                                                   ----------------
Semiconductor Equipment (2.39%)
Applied Materials Inc                               1,453,400               27,934
ASML Holding NV (a)(b)                                340,600                9,282
                                                                   ----------------
                                                                            37,216
                                                                   ----------------
Therapeutics (2.83%)
Gilead Sciences Inc (b)                               538,000               43,965
                                                                   ----------------

Transport - Services (1.16%)
Expeditors International Washington Inc (a)           431,200               18,024
                                                                   ----------------

Web Portals (3.77%)
Google Inc (b)                                         94,900               44,734
Yahoo! Inc (a)(b)                                     492,300               13,804
                                                                   ----------------
                                                                            58,538
                                                                   ----------------
Wireless Equipment (5.81%)
American Tower Corp (a)(b)                          1,597,800               60,716
Crown Castle International Corp (a)(b)                394,584               13,550
Qualcomm Inc                                          365,400               16,005
                                                                   ----------------
                                                                            90,271
                                                                   ----------------
TOTAL COMMON STOCKS                                             $        1,526,964
                                                                   ----------------

                                                 Principal
                                               Amount (000's)        Value (000's)
MONEY MARKET FUNDS (17.18%)
Money Center Banks (17.18%)
BNY Institutional Cash Reserve Fund (c)               267,201              267,201
                                                                   ----------------
TOTAL MONEY MARKET FUNDS                                        $          267,201
                                                                   ----------------
Total Investments                                               $        1,794,165
Liabilities in Excess of Other Assets,
  Net - (15.39)%                                                          (239,294)
                                                                   ----------------
TOTAL NET ASSETS - 100.00%                                      $        1,554,871
                                                                   ================
                                                                   ----------------

                                                                   ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          201,288
Unrealized Depreciation                                       (28,245)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                     173,043
Cost for federal income tax purposes                         1,621,122
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- ----------------
Sector                                                         Percent
--------------------- -------------------------------- ----------------
Financial                                                       26.03%
Technology                                                      24.22%
Communications                                                  20.68%
Consumer, Cyclical                                              17.05%
Consumer,                                                       17.05%
Non-cyclical
Industrial                                                       7.76%
Energy                                                           1.66%
Basic Materials                                                  0.94%
Liabilities in                                               (-15.39%)
Excess of Other
Assets, Net
                                                       ----------------
TOTAL NET ASSETS                                               100.00%
                                                       ================


Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Growth Fund II

                                                  Shares Held          Value (000's)

COMMON STOCKS (99.74%)
Advertising Sales (0.52%)
Lamar Advertising Co (a)                                 62,500   $            3,771
                                                                     ----------------

Aerospace & Defense (2.64%)
Boeing Co                                               206,000               19,158
                                                                     ----------------

Aerospace & Defense Equipment (1.85%)
United Technologies Corp                                200,600               13,466
                                                                     ----------------

Agricultural Chemicals (0.33%)
Monsanto Co                                              41,152                2,428
                                                                     ----------------

Airlines (0.86%)
Continental Airlines Inc (a)(b)                         170,400                6,230
                                                                     ----------------

Applications Software (0.68%)
Microsoft Corp                                          164,222                4,917
                                                                     ----------------

Auto/Truck Parts & Equipment - Original (0.08%)
BorgWarner Inc                                            7,400                  577
                                                                     ----------------

Beverages - Non-Alcoholic (2.03%)
PepsiCo Inc                                             223,100               14,745
                                                                     ----------------

Brewery (0.93%)
Anheuser-Busch Cos Inc                                  136,800                6,729
                                                                     ----------------

Cellular Telecommunications (0.26%)
MetroPCS Communications Inc (b)                          66,903                1,877
                                                                     ----------------

Computers (5.56%)
Apple Inc (b)                                           198,000               19,760
Dell Inc (a)(b)                                         297,600                7,503
Hewlett-Packard Co                                      312,800               13,181
                                                                     ----------------
                                                                              40,444
                                                                     ----------------
Computers - Memory Devices (1.18%)
Network Appliance Inc (a)(b)                            230,400                8,573
                                                                     ----------------

Consulting Services (0.78%)
Accenture Ltd                                           145,888                5,704
                                                                     ----------------

Cosmetics & Toiletries (2.09%)
Bare Escentuals Inc (a)(b)                               60,171                2,433
Procter & Gamble Co                                     198,600               12,772
                                                                     ----------------
                                                                              15,205
                                                                     ----------------
Dental Supplies & Equipment (0.68%)
Dentsply International Inc                              147,900                4,941
                                                                     ----------------


Diagnostic Equipment (0.33%)
Cytyc Corp (a)(b)                                        68,700                2,420
                                                                     ----------------

Diagnostic Kits (0.22%)
Idexx Laboratories Inc (a)(b)                            17,400                1,569
                                                                     ----------------

Diversified Manufacturing Operations (5.19%)
Cooper Industries Ltd                                   270,800               13,475
Eaton Corp                                               24,600                2,194
General Electric Co                                     381,700               14,069
Roper Industries Inc                                    142,057                7,964
                                                                     ----------------
                                                                              37,702
                                                                     ----------------
E-Commerce - Services (1.52%)
eBay Inc (b)                                            325,200               11,037
                                                                     ----------------

Electric Products - Miscellaneous (2.72%)
Emerson Electric Co                                     420,600               19,764
                                                                     ----------------

Electronic Components - Semiconductors (3.66%)
Broadcom Corp (b)                                       318,200               10,358
MEMC Electronic Materials Inc (b)                        54,000                2,964
ON Semiconductor Corp (a)(b)                            555,500                5,949
STMicroelectronics NV (a)                               375,500                7,307
                                                                     ----------------
                                                                              26,578
                                                                     ----------------
Enterprise Software & Services (1.41%)
Business Objects SA ADR (b)                             175,300                6,576
Oracle Corp (b)                                         197,200                3,707
                                                                     ----------------
                                                                              10,283
                                                                     ----------------
Entertainment Software (0.91%)
THQ Inc (a)(b)                                          199,200                6,647
                                                                     ----------------

Finance - Investment Banker & Broker (4.80%)
Charles Schwab Corp/The                                 298,500                5,707
Goldman Sachs Group Inc/The                              74,400               16,265
JPMorgan Chase & Co                                     247,800               12,910
                                                                     ----------------
                                                                              34,882
                                                                     ----------------
Financial Guarantee Insurance (1.00%)
AMBAC Financial Group Inc                                79,300                7,280
                                                                     ----------------

Food - Miscellaneous/Diversified (2.39%)
Campbell Soup Co                                        254,500                9,951
ConAgra Foods Inc                                       302,400                7,433
                                                                     ----------------
                                                                              17,384

                                                                     ----------------
Home Decoration Products (1.41%)
Newell Rubbermaid Inc                                   334,000               10,244
                                                                     ----------------

Hotels & Motels (0.76%)
Hilton Hotels Corp                                      163,400                5,556
                                                                     ----------------

Instruments - Scientific (1.74%)
Thermo Fisher Scientific Inc (b)                        242,900               12,645
                                                                     ----------------

Machinery - Farm (1.68%)
AGCO Corp (a)(b)                                        293,200               12,235
                                                                     ----------------


Medical - Drugs (8.56%)
Abbott Laboratories                                     120,100                6,800
Allergan Inc (a)                                         60,500                7,333
Cephalon Inc (a)(b)                                      73,400                5,843
Roche Holding AG ADR                                    138,000               12,972
Schering-Plough Corp                                    921,228               29,231
                                                                     ----------------
                                                                              62,179
                                                                     ----------------
Medical - Generic Drugs (0.98%)
Teva Pharmaceutical Industries Ltd ADR (a)              186,500                7,145
                                                                     ----------------

Medical - HMO (1.14%)
UnitedHealth Group Inc                                  156,700                8,315
                                                                     ----------------

Medical Instruments (1.92%)
DJO Inc (a)(b)                                           45,800                1,789
Intuitive Surgical Inc (a)(b)                            37,500                4,862
Medtronic Inc (a)                                       138,300                7,320
                                                                     ----------------
                                                                              13,971
                                                                     ----------------
Medical Laboratory & Testing Service (0.92%)
Laboratory Corp of America Holdings (a)(b)               85,000                6,710
                                                                     ----------------

Medical Products (2.47%)
Baxter International Inc                                 70,477                3,991
Becton Dickinson & Co                                   132,406               10,419
Mentor Corp (a)                                          90,400                3,518
                                                                     ----------------
                                                                              17,928

                                                                     ----------------
Multimedia (1.07%)
Viacom Inc (b)                                          188,000                7,755
                                                                     ----------------

Networking Products (4.03%)
Cisco Systems Inc (b)(c)                                871,900               23,315
Juniper Networks Inc (a)(b)                             267,500                5,981
                                                                     ----------------
                                                                              29,296
                                                                     ----------------
Non-Hazardous Waste Disposal (0.60%)
Waste Management Inc                                    116,800                4,370
                                                                     ----------------

Oil - Field Services (0.61%)
Schlumberger Ltd (a)                                     59,900                4,422
                                                                     ----------------

Oil Company - Exploration & Production (3.19%)
Apache Corp                                             119,000                8,628
Devon Energy Corp (a)                                    60,800                4,430
XTO Energy Inc                                          186,200               10,105
                                                                     ----------------
                                                                              23,163
                                                                     ----------------
Oil Field Machinery & Equipment (0.72%)
Cameron International Corp (a)(b)                        81,400                5,256
                                                                     ----------------

Property & Casualty Insurance (1.63%)
Travelers Cos Inc/The                                   219,500               11,875
                                                                     ----------------

Publicly Traded Investment Fund (0.33%)
iShares Russell 1000 Growth Index Fund (a)               41,000                2,386
                                                                     ----------------

Regional Banks (2.27%)
Wells Fargo & Co                                        459,500               16,492
                                                                     ----------------


Retail - Apparel & Shoe (0.75%)
DSW Inc (a)(b)                                           73,000                2,829
Gap Inc/The                                             147,400                2,646
                                                                     ----------------
                                                                               5,475
                                                                     ----------------
Retail - Building Products (3.07%)
Home Depot Inc (a)                                      238,100                9,017
Lowe's Cos Inc                                          434,700               13,284
                                                                     ----------------
                                                                              22,301

                                                                     ----------------
Retail - Discount (5.21%)
Target Corp                                             142,300                8,448
TJX Cos Inc                                             234,800                6,549
Wal-Mart Stores Inc                                     476,800               22,848
                                                                     ----------------
                                                                              37,845
                                                                     ----------------
Retail - Restaurants (0.16%)
Chipotle Mexican Grill Inc (a)(b)                        18,955                1,136
                                                                     ----------------

Semiconductor Equipment (1.54%)
Teradyne Inc (a)(b)                                     641,500               11,194
                                                                     ----------------

Steel - Specialty (1.07%)
Allegheny Technologies Inc                               70,700                7,747
                                                                     ----------------

Steel Pipe & Tube (0.48%)
Valmont Industries Inc (a)                               55,615                3,497
                                                                     ----------------

Telecommunication Equipment -
Fiber Optics (0.55%)
Corning Inc (b)                                         168,300                3,992
                                                                     ----------------

Textile - Home Furnishings (1.24%)
Mohawk Industries Inc (a)(b)                             99,600                8,980
                                                                     ----------------

Veterinary Diagnostics (0.25%)
VCA Antech Inc (b)                                       47,000                1,853
                                                                     ----------------

Web Portals (1.84%)
Google Inc (b)                                           28,300               13,340
                                                                     ----------------

Wireless Equipment (2.93%)
American Tower Corp (b)                                 372,100               14,140
Qualcomm Inc                                            164,100                7,187
                                                                     ----------------
                                                                              21,327
                                                                     ----------------
TOTAL COMMON STOCKS                                               $          724,941
                                                                     ----------------
                                                   Principal
                                                 Amount (000's)          Value (000's)
SHORT TERM INVESTMENTS (0.26%)
Commercial Paper (0.26%)
Fannie Mae Discount Notes
      5.07%, 5/ 1/2007                                    1,869                1,869
                                                                     ----------------
TOTAL SHORT TERM INVESTMENTS                                      $            1,869
                                                                     ----------------
MONEY MARKET FUNDS (13.01%)
Money Center Banks (13.01%)
BNY Institutional Cash Reserve Fund (d)                  94,577               94,577
                                                                     ----------------
TOTAL MONEY MARKET FUNDS                                          $           94,577
                                                                     ----------------
Total Investments                                                 $          821,387
Liabilities in Excess of
  Other Assets, Net - (13.01)%                                               (94,587)
                                                                     ----------------
TOTAL NET ASSETS - 100.00%                                        $          726,800
                                                                     ================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,370 or 1.84% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           74,340
Unrealized Depreciation                                      (5,624)
                                                     ----------------
Net Unrealized Appreciation (Depreciation)                    68,716
Cost for federal income tax purposes                         752,671
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                              Current        Unrealized
                      Number of   Original    Market        Appreciation/
Type                  Contracts    Value       Value       (Depreciation)
------------------------------------------- ------------ -----------------
Buy:
S&P 500 eMini; June      27         $1,966       $2,009     43
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- -----------------------------
Sector                                     Percent
--------------------- -----------------------------
Consumer,                                   25.70%
Non-cyclical
Financial                                   22.71%
Industrial                                  16.90%
Technology                                  14.95%
Consumer, Cyclical                          13.53%
Communications                              12.71%
Energy                                       4.52%
Basic Materials                              1.40%
Exchange Traded                              0.33%
Funds
Government                                   0.26%
Liabilities in                           (-13.01%)
Excess of Other
Assets, Net
                                    ---------------
TOTAL NET ASSETS                           100.00%
                                    ===============

Other Assets Summary (unaudited)
--------------------- -----------------------------
Asset Type                                 Percent
--------------------- -----------------------------
Futures                                      0.28%


Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Value Fund

                                                    Shares Held      Value (000's)
COMMON STOCKS (96.63%)
Advertising Agencies (0.37%)
Interpublic Group of Cos Inc (a)(b)                   812,200   $           10,299
                                                                   ----------------

Aerospace & Defense (1.37%)
Boeing Co                                             160,200               14,899
Lockheed Martin Corp                                   40,000                3,846
Northrop Grumman Corp (a)                             256,100               18,851
                                                                   ----------------
                                                                            37,596
                                                                   ----------------
Apparel Manufacturers (0.65%)
Jones Apparel Group Inc                               261,050                8,716
VF Corp                                               104,700                9,194
                                                                   ----------------
                                                                            17,910

                                                                   ----------------
Applications Software (0.52%)
Microsoft Corp                                        474,600               14,210
                                                                   ----------------

Auto - Car & Light Trucks (0.59%)
DaimlerChrysler AG (a)                                200,200               16,118
                                                                   ----------------

Auto/Truck Parts & Equipment - Original (1.34%)
Autoliv Inc                                           227,200               13,212
BorgWarner Inc                                        146,100               11,383
Magna International Inc (a)                           153,500               12,149
                                                                   ----------------
                                                                            36,744
                                                                   ----------------
Beverages - Non-Alcoholic (0.54%)
Coca-Cola Enterprises Inc (a)                         361,200                7,925
PepsiCo Inc                                           103,900                6,867
                                                                   ----------------
                                                                            14,792
                                                                   ----------------
Brewery (0.63%)
Molson Coors Brewing Co (a)                           184,700               17,414
                                                                   ----------------

Building - Residential & Commercial (0.28%)
Pulte Homes Inc (a)                                   284,400                7,650
                                                                   ----------------

Cable TV (0.98%)
Comcast Corp (a)(b)                                 1,013,250               27,013
                                                                   ----------------

Chemicals - Diversified (1.62%)
Dow Chemical Co/The                                   410,700               18,321
EI Du Pont de Nemours & Co                            251,600               12,371
PPG Industries Inc                                    186,500               13,723
                                                                   ----------------
                                                                            44,415
                                                                   ----------------
Chemicals - Specialty (0.50%)
Ashland Inc                                            71,550                4,289
Lubrizol Corp                                         157,000                9,411
                                                                   ----------------
                                                                            13,700
                                                                   ----------------
Commercial Banks (0.21%)
BB&T Corp                                             139,700                5,814
                                                                   ----------------


Computer Services (0.18%)
Electronic Data Systems Corp                          166,600                4,871
                                                                   ----------------

Computers (0.86%)
Hewlett-Packard Co                                     86,900                3,662
International Business Machines Corp                  196,000               20,033
                                                                   ----------------
                                                                            23,695
                                                                   ----------------
Computers - Peripheral Equipment (0.44%)
Lexmark International Inc (a)(b)                      223,200               12,164
                                                                   ----------------

Consulting Services (0.17%)
Accenture Ltd (a)                                     119,100                4,657
                                                                   ----------------

Consumer Products - Miscellaneous (0.76%)
Clorox Co                                              97,600                6,547
Kimberly-Clark Corp                                   202,200               14,391
                                                                   ----------------
                                                                            20,938
                                                                   ----------------
Containers - Metal & Glass (0.83%)
Crown Holdings Inc (a)(b)                             464,000               11,215
Owens-Illinois Inc (a)(b)                             381,300               11,473
                                                                   ----------------
                                                                            22,688

                                                                   ----------------
Containers - Paper & Plastic (0.41%)
Sonoco Products Co                                    261,400               11,146
                                                                   ----------------

Cosmetics & Toiletries (2.32%)
Colgate-Palmolive Co                                  227,500               15,411
Procter & Gamble Co                                   752,700               48,406
                                                                   ----------------
                                                                            63,817
                                                                   ----------------
Distribution & Wholesale (0.18%)
Tech Data Corp (a)(b)                                 136,700                4,858
                                                                   ----------------

Diversified Manufacturing Operations (4.11%)
Eaton Corp                                            215,550               19,229
General Electric Co                                 2,261,000               83,340
Ingersoll-Rand Co Ltd                                   3,200                  143
SPX Corp                                              142,700               10,115
                                                                   ----------------
                                                                           112,827
                                                                   ----------------
Electric - Integrated (2.71%)
Allegheny Energy Inc (b)                              281,700               15,060
Constellation Energy Group Inc                        192,800               17,182
Entergy Corp                                          187,800               21,248
Pinnacle West Capital Corp                            248,100               11,981
TXU Corp                                              130,900                8,584
Wisconsin Energy Corp                                   6,400                  312
                                                                   ----------------
                                                                            74,367
                                                                   ----------------
Electronic Components - Miscellaneous (0.82%)
Celestica Inc (a)(b)                                  218,600                1,484
Flextronics International Ltd (a)(b)                1,098,500               12,248
Sanmina-SCI Corp (b)                                1,195,500                4,125
Solectron Corp (a)(b)                               1,360,200                4,557
                                                                   ----------------
                                                                            22,414

                                                                   ----------------
Electronic Parts Distribution (0.22%)
Arrow Electronics Inc (a)(b)                          150,400                5,944
                                                                   ----------------

Finance - Investment Banker & Broker (9.31%)
Citigroup Inc                                       2,090,800              112,109

Finance - Investment Banker & Broker
Goldman Sachs Group Inc/The                            32,200                7,039
JPMorgan Chase & Co                                 1,556,300               81,083
Merrill Lynch & Co Inc                                441,100               39,801
Morgan Stanley                                        184,900               15,533
                                                                   ----------------
                                                                           255,565
                                                                   ----------------
Finance - Mortgage Loan/Banker (3.00%)
Countrywide Financial Corp                            609,800               22,611
Fannie Mae                                            562,350               33,134
Freddie Mac (a)                                       409,200               26,508
                                                                   ----------------
                                                                            82,253
                                                                   ----------------
Financial Guarantee Insurance (1.61%)
AMBAC Financial Group Inc                             147,000               13,495
MBIA Inc (a)                                          230,400               16,027
MGIC Investment Corp (a)                              236,300               14,558
                                                                   ----------------
                                                                            44,080
                                                                   ----------------
Food - Miscellaneous/Diversified (2.85%)
ConAgra Foods Inc                                     545,100               13,399
General Mills Inc (a)                                 239,950               14,373
Kellogg Co (a)                                        261,700               13,846
Kraft Foods Inc                                       645,343               21,600
Sara Lee Corp (a)                                     917,600               15,058
                                                                   ----------------
                                                                            78,276
                                                                   ----------------
Food - Retail (1.36%)
Kroger Co/The                                         582,100               17,178
Safeway Inc                                           559,000               20,292
                                                                   ----------------
                                                                            37,470
                                                                   ----------------
Insurance Brokers (0.15%)
AON Corp                                              103,500                4,011
                                                                   ----------------

Investment Management & Advisory
Services (0.17%)
Waddell & Reed Financial Inc (a)                      193,600                4,689
                                                                   ----------------

Life & Health Insurance (0.84%)
Prudential Financial Inc (a)                          132,100               12,549
Torchmark Corp (a)                                      3,200                  219
Unum Group                                            415,200               10,330
                                                                   ----------------
                                                                            23,098
                                                                   ----------------
Medical - Drugs (6.08%)
Eli Lilly & Co                                        335,300               19,826
Merck & Co Inc                                        864,500               44,470
Pfizer Inc                                          3,245,000               85,863
Schering-Plough Corp                                  524,000               16,626
                                                                   ----------------
                                                                           166,785
                                                                   ----------------
Medical - Hospitals (0.09%)
Tenet Healthcare Corp (a)(b)                          330,200                2,450
                                                                   ----------------

Medical - Wholesale Drug Distribution (0.35%)
AmerisourceBergen Corp                                192,900                9,643
                                                                   ----------------

Multi-Line Insurance (6.07%)
ACE Ltd                                               117,500                6,987
Allstate Corp/The                                     127,700                7,958
American International Group Inc                      907,000               63,408
Genworth Financial Inc                                541,200               19,748
Hartford Financial Services Group Inc                 194,100               19,643
MetLife Inc (a)                                       374,550               24,608
Multi-Line Insurance
Old Republic International Corp                       636,100               13,530
XL Capital Ltd (a)                                    136,800               10,668
                                                                   ----------------
                                                                           166,550
                                                                   ----------------
Multimedia (1.68%)
Time Warner Inc (a)                                 1,719,500               35,473
Viacom Inc (b)                                        156,600                6,460
Walt Disney Co/The                                    122,500                4,285
                                                                   ----------------
                                                                            46,218
                                                                   ----------------
Networking Products (0.27%)
Cisco Systems Inc (a)(b)                              282,400                7,551
                                                                   ----------------

Office Supplies & Forms (0.05%)
Avery Dennison Corp                                    21,725                1,351
                                                                   ----------------

Oil Company - Integrated (12.03%)
BP PLC ADR                                            207,300               13,955
Chevron Corp                                          982,900               76,460
ConocoPhillips                                        424,800               29,460
Exxon Mobil Corp                                    1,919,200              152,346
Marathon Oil Corp                                     288,900               29,338
Occidental Petroleum Corp                              89,800                4,553
Royal Dutch Shell PLC ADR                             156,400               10,846
Total SA ADR (a)                                      181,100               13,345
                                                                   ----------------
                                                                           330,303
                                                                   ----------------
Paper & Related Products (0.87%)
Smurfit-Stone Container Corp (a)(b)                   480,200                5,786
Temple-Inland Inc (a)                                 304,600               18,045
                                                                   ----------------
                                                                            23,831
                                                                   ----------------
Property & Casualty Insurance (1.99%)
Chubb Corp                                            260,300               14,012
Fidelity National Financial Inc                       548,000               13,969
Travelers Cos Inc/The                                 491,191               26,573
                                                                   ----------------
                                                                            54,554
                                                                   ----------------
Regional Banks (8.19%)
Bank of America Corp                                1,963,600               99,947
Comerica Inc                                          283,000               17,521
Fifth Third Bancorp                                   208,800                8,475
Keycorp (a)                                           257,400                9,184
National City Corp (a)                                567,600               20,746
SunTrust Banks Inc (a)                                176,500               14,900
US Bancorp (a)                                        514,500               17,673
Wachovia Corp (a)                                     404,500               22,466
Wells Fargo & Co                                      390,500               14,015
                                                                   ----------------
                                                                           224,927
                                                                   ----------------
Reinsurance (0.40%)
PartnerRe Ltd (a)                                      29,200                2,103
RenaissanceRe Holdings Ltd                            161,900                8,767
                                                                   ----------------
                                                                            10,870

                                                                   ----------------
Retail - Apparel & Shoe (0.76%)
Gap Inc/The                                           742,600               13,330
Ltd Brands Inc (a)                                    271,800                7,493
                                                                   ----------------
                                                                            20,823
                                                                   ----------------
Retail - Discount (0.38%)
Family Dollar Stores Inc (a)                          329,000               10,475
                                                                   ----------------


Retail - Major Department Store (0.28%)
Saks Inc                                              373,200                7,815
                                                                   ----------------

Retail - Office Supplies (0.33%)
Office Depot Inc (a)(b)                               268,500                9,027
                                                                   ----------------

Retail - Regional Department Store (0.76%)
Federated Department Stores Inc (a)                   472,200               20,739
                                                                   ----------------

Retail - Restaurants (1.23%)
McDonald's Corp (a)                                   702,300               33,907
                                                                   ----------------

Savings & Loans - Thrifts (1.23%)
Astoria Financial Corp                                282,200                7,495
Washington Mutual Inc                                 623,800               26,187
                                                                   ----------------
                                                                            33,682
                                                                   ----------------
Steel - Producers (0.61%)
Arcelor Mittal (a)                                    313,700               16,758
                                                                   ----------------

Telecommunication Services (0.39%)
Embarq Corp                                           178,462               10,715
                                                                   ----------------

Telephone - Integrated (5.90%)
AT&T Inc                                            2,006,100               77,676
Sprint Nextel Corp (a)                              1,462,400               29,292
Verizon Communications Inc                          1,438,700               54,930
                                                                   ----------------
                                                                           161,898
                                                                   ----------------
Television (0.73%)
CBS Corp (a)                                          626,800               19,913
                                                                   ----------------

Tobacco (1.51%)
Altria Group Inc                                      578,800               39,891
UST Inc (a)                                            26,625                1,509
                                                                   ----------------
                                                                            41,400
                                                                   ----------------
Tools - Hand Held (0.52%)
Black & Decker Corp                                   157,700               14,307
                                                                   ----------------

Toys (0.27%)
Mattel Inc (a)                                        264,400                7,483
                                                                   ----------------

Wireless Equipment (0.76%)
American Tower Corp (a)(b)                            120,000                4,560
Crown Castle International Corp (a)(b)                314,200               10,789
Nokia OYJ ADR (a)                                     215,000                5,429
                                                                   ----------------
                                                                            20,778
                                                                   ----------------
TOTAL COMMON STOCKS                                             $        2,652,256
                                                                   ----------------
                                                 Principal
                                               Amount (000's)       Value (000's)
SHORT TERM INVESTMENTS (1.14%)
Commercial Paper (1.14%)
Abbott Laboratories
      5.22%, 5/30/2007                                  1,000                  996
Atomium Funding LLC
      5.23%, 7/18/2007                                  1,000                  989
Austra Corp
      5.27%, 5/21/2007                                  1,000                  997

Commercial Paper
Bank of America
      5.21%, 8/21/2007                                  1,000                  984
BASF AG
      5.20%, 8/ 3/2007                                  1,000                  986
Ciesco LP
      5.24%, 6/ 4/2007                                  1,000                  995
Fannie Mae Discount Notes
      5.07%, 5/ 1/2007                                  2,572                2,572
Fountain Square Commercial Funding Corp
      5.24%, 6/19/2007                                  1,000                  993
HBOS Treasury Services
      5.23%, 7/ 3/2007                                  1,000                  991
Hudson-Thames LLC
      5.19%, 9/10/2007                                  1,000                  981
Koch Industries Inc
      5.24%, 5/ 3/2007                                  1,000                1,000
Liberty Street Funding Corp
      5.30%, 5/ 7/2007                                  1,439                1,438
      5.25%, 6/21/2007                                  1,000                  992
McKinley Funding Ltd
      5.25%, 7/13/2007                                  1,000                  989
MICA Funding LLC
      5.34%, 5/ 1/2007                                  1,500                1,500
Old Line Funding LLC
      5.25%, 5/11/2007                                  1,000                  998
Paradigm Funding LLC
      5.33%, 5/ 1/2007                                  1,500                1,500
Ranger Funding
      5.27%, 5/ 2/2007                                  1,000                1,000
Sheffield Receivables
      5.25%, 6/29/2007                                  1,500                1,487
Societe Generale North America Inc
      5.20%, 8/ 7/2007                                  1,000                  986
Southern Company Funding
      5.23%, 5/24/2007                                  1,000                  997
Stanfield Victoria Funding
      5.33%, 5/ 1/2007                                  1,500                1,500
Sysco Corp
      5.22%, 5/ 1/2007                                  1,000                1,000
Tempo Finance Corp
      5.24%, 7/18/2007                                  1,000                  989
Westpac Securities Ltd
      5.20%, 8/16/2007                                  1,000                  984
White Point Funding Inc
      5.25%, 6/20/2007                                  1,500                1,489
Zenith Funding Ltd
      5.25%, 7/11/2007                                  1,000                  990
                                                                   ----------------
                                                                            31,323
                                                                   ----------------
TOTAL SHORT TERM INVESTMENTS                                    $           31,323
                                                                   ----------------
MONEY MARKET FUNDS (10.60%)
Money Center Banks (10.60%)
BNY Institutional Cash Reserve Fund (c)               290,783              290,783
                                                                   ----------------
TOTAL MONEY MARKET FUNDS                                        $          290,783
                                                                   ----------------
Total Investments                                               $        2,974,362
Liabilities in Excess of Other Assets,
   Net - (8.37)%                                                          (229,718)
                                                                   ----------------
TOTAL NET ASSETS - 100.00%                                      $        2,744,644
                                                                   ================
                                                                   ----------------

                                                                   ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $          609,391
Unrealized Depreciation                                        (31,058)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                      578,333
Cost for federal income tax purposes                          2,396,029

All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                 Current         Unrealized
                        Number of   Original     Market         Appreciation/
Type                    Contracts    Value        Value        (Depreciation)
------------------------------------------------------------------------------
Buy:
S&P 500 eMini; June        436        $31,738      $32,447         709
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- -----------------------------------------
Sector                                                 Percent
--------------------- -----------------------------------------
Financial                                               44.62%
Consumer,                                               16.80%
Non-cyclical
Energy                                                  12.07%
Communications                                          11.09%
Industrial                                               8.27%
Consumer, Cyclical                                       7.05%
Basic Materials                                          3.63%
Utilities                                                2.71%
Technology                                               2.00%
Government                                               0.09%
Special Purpose                                          0.04%
Entity
Liabilities in                                        (-8.37%)
Excess of Other
Assets, Net
                                                   ------------
TOTAL NET ASSETS                                       100.00%
                                                   ============

Other Assets Summary (unaudited)
--------------------- ----------------------------------------
Asset Type                                            Percent
--------------------- ----------------------------------------
Futures                                                 1.18%


Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Value Fund I

                                                   Shares Held                    Value (000's)
COMMON STOCKS (95.42%)
Advertising Agencies (1.41%)
Omnicom Group Inc                                        122,200   $                12,796
                                                                      ---------------------

Advertising Services (0.86%)
RH Donnelley Corp (a)(b)                                 100,300                     7,832
                                                                      ---------------------

Aerospace & Defense (1.84%)
Lockheed Martin Corp                                      61,800                     5,942
Northrop Grumman Corp (a)                                147,400                    10,850
                                                                      ---------------------
                                                                                    16,792
                                                                      ---------------------
Applications Software (1.75%)
Microsoft Corp                                           532,600                    15,946
                                                                      ---------------------

Auto - Medium & Heavy Duty Trucks (1.11%)
Paccar Inc (a)                                           119,900                    10,069
                                                                      ---------------------

Auto/Truck Parts & Equipment - Original (3.86%)
BorgWarner Inc                                           153,900                    11,990
Johnson Controls Inc (a)                                 225,800                    23,106
                                                                      ---------------------
                                                                                    35,096
                                                                      ---------------------
Beverages - Wine & Spirits (0.66%)
Constellation Brands Inc (a)(b)                          267,500                     5,995
                                                                      ---------------------

Brewery (1.05%)
Anheuser-Busch Cos Inc                                   195,300                     9,607
                                                                      ---------------------

Building Products - Wood (1.42%)
Masco Corp (a)                                           474,000                    12,898
                                                                      ---------------------

Commercial Banks (0.55%)
City National Corp/Beverly Hills CA                       68,000                     4,979
                                                                      ---------------------

Consumer Products - Miscellaneous (0.88%)
Fortune Brands Inc                                        99,800                     7,994
                                                                      ---------------------

Diversified Manufacturing Operations (5.54%)
General Electric Co                                      885,100                    32,625
Illinois Tool Works Inc                                  346,600                    17,784
                                                                      ---------------------
                                                                                    50,409
                                                                      ---------------------
Electric - Integrated (6.96%)
American Electric Power Co Inc                           362,500                    18,205
Exelon Corp                                              329,500                    24,847
Northeast Utilities                                      366,200                    11,781
Pepco Holdings Inc                                       288,500                     8,516
                                                                      ---------------------
                                                                                    63,349
                                                                      ---------------------
Fiduciary Banks (3.49%)
Bank of New York Co Inc/The                              229,000                     9,270
Mellon Financial Corp                                    268,000                    11,505

Fiduciary Banks
Northern Trust Corp                                      174,200                    10,966
                                                                      ---------------------
                                                                                    31,741

                                                                      ---------------------
Finance - Investment Banker & Broker (13.23%)
Citigroup Inc                                            778,900                    41,764
JPMorgan Chase & Co                                      684,600                    35,668
Morgan Stanley                                           511,800                    42,997
                                                                      ---------------------
                                                                                   120,429
                                                                      ---------------------
Finance - Mortgage Loan/Banker (1.03%)
Freddie Mac                                              145,300                     9,412
                                                                      ---------------------

Gas - Distribution (1.83%)
NiSource Inc                                             275,800                     6,782
Sempra Energy (a)                                        155,400                     9,865
                                                                      ---------------------
                                                                                    16,647
                                                                      ---------------------
Internet Security (2.03%)
McAfee Inc (b)                                           190,700                     6,196
Symantec Corp (a)(b)                                     696,700                    12,262
                                                                      ---------------------
                                                                                    18,458
                                                                      ---------------------
Medical - Drugs (5.69%)
Bristol-Myers Squibb Co (a)                              409,300                    11,812
Cephalon Inc (a)(b)                                       62,900                     5,007
Merck & Co Inc                                           304,100                    15,643
Wyeth                                                    348,100                    19,320
                                                                      ---------------------
                                                                                    51,782
                                                                      ---------------------
Medical - HMO (0.74%)
UnitedHealth Group Inc                                   127,400                     6,760
                                                                      ---------------------

Medical Products (0.66%)
Johnson & Johnson                                         93,500                     6,005
                                                                      ---------------------

Motorcycle/Motor Scooter (0.77%)
Harley-Davidson Inc (a)                                  110,300                     6,984
                                                                      ---------------------

Multi-Line Insurance (3.00%)
Allstate Corp/The                                        192,700                    12,009
Hartford Financial Services Group Inc                    150,800                    15,261
                                                                      ---------------------
                                                                                    27,270
                                                                      ---------------------
Multimedia (1.07%)
News Corp (a)                                            437,100                     9,787
                                                                      ---------------------

Oil - Field Services (1.04%)
Halliburton Co                                           298,100                     9,471
                                                                      ---------------------

Oil & Gas Drilling (2.28%)
ENSCO International Inc (a)                              181,100                    10,211
GlobalSantaFe Corp (a)                                   164,700                    10,529
                                                                      ---------------------
                                                                                    20,740
                                                                      ---------------------
Oil Company - Integrated (6.50%)
Chevron Corp                                             355,900                    27,686
Exxon Mobil Corp                                         396,200                    31,450
                                                                      ---------------------
                                                                                    59,136
                                                                      ---------------------
Pharmacy Services (1.41%)
Medco Health Solutions Inc (b)                           165,000                    12,873
                                                                      ---------------------


Publicly Traded Investment Fund (2.56%)
SPDR Trust Series 1 (a)                                  157,500                    23,352
                                                                      ---------------------

Regional Banks (9.61%)
Bank of America Corp                                     267,900                    13,636
Fifth Third Bancorp                                      482,500                    19,585
PNC Financial Services Group Inc (a)                     218,900                    16,220
Wells Fargo & Co                                       1,059,100                    38,011
                                                                      ---------------------
                                                                                    87,452
                                                                      ---------------------
Retail - Building Products (0.93%)
Home Depot Inc (a)                                       224,300                     8,494
                                                                      ---------------------

Retail - Discount (1.51%)
Costco Wholesale Corp                                    257,100                    13,773
                                                                      ---------------------

Telecommunication Services (0.29%)
Embarq Corp (a)                                           44,719                     2,685
                                                                      ---------------------

Telephone - Integrated (4.22%)
AT&T Inc                                                 529,500                    20,502
Sprint Nextel Corp (a)                                   895,384                    17,935
                                                                      ---------------------
                                                                                    38,437
                                                                      ---------------------
Transport - Rail (2.02%)
Burlington Northern Santa Fe Corp                        209,700                    18,357
                                                                      ---------------------

Transport - Services (1.62%)
FedEx Corp                                               139,700                    14,730
                                                                      ---------------------
TOTAL COMMON STOCKS                                                $               868,537
                                                                      ---------------------
                                                    Principal
                                                  Amount (000's)                Value (000's)
MONEY MARKET FUNDS (11.51%)
Money Center Banks (11.51%)
BNY Institutional Cash Reserve Fund (c)                  104,828                   104,828
                                                                      ---------------------
TOTAL MONEY MARKET FUNDS                                           $               104,828
                                                                      ---------------------
Total Investments                                                  $               973,365
Liabilities in Excess of Other Assets,
  Net - (6.93)%                                                                    (63,115)
                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                         $               910,250
                                                                      =====================
                                                                      ---------------------

                                                                      =====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          123,605
Unrealized Depreciation                                        (6,716)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                     116,889
Cost for federal income tax purposes                           856,476
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- ----------------
Sector                                                         Percent
--------------------- -------------------------------- ----------------
Financial                                                       42.42%
Industrial                                                      12.43%
Consumer,                                                       11.10%
Non-cyclical
Communications                                                   9.89%
Energy                                                           9.82%
Utilities                                                        8.79%
Consumer, Cyclical                                               8.17%
Exchange Traded                                                  2.56%
Funds
Technology                                                       1.75%
Liabilities in                                                (-6.93%)
Excess of Other
Assets, Net
                                                       ----------------
TOTAL NET ASSETS                                               100.00%
                                                       ================


Schedule of Investments

April 30, 2007 (unaudited)
Partners LargeCap Value Fund II

                                                         Shares Held               Value (000's)
COMMON STOCKS (99.19%)
Aerospace & Defense (0.93%)
Northrop Grumman Corp (a)                               32,900        $                     2,422
                                                                         -------------------------

Apparel Manufacturers
(1.50%)
Liz Claiborne Inc (a)                                   41,700                              1,865
VF Corp                                                 23,100                              2,028
                                                                         -------------------------
                                                                                            3,893
                                                                         -------------------------
Applications Software
(1.64%)
Microsoft Corp                                         141,800                              4,245
                                                                         -------------------------

Beverages - Non-Alcoholic
(2.09%)
Coca-Cola Co/The                                        63,500                              3,314
Pepsi Bottling Group Inc                                64,000                              2,100
                                                                         -------------------------
                                                                                            5,414
                                                                         -------------------------
Chemicals - Diversified
(2.14%)
EI Du Pont de Nemours & Co                              50,600                              2,488
PPG Industries Inc                                      41,700                              3,068
                                                                         -------------------------
                                                                                            5,556
                                                                         -------------------------
Commercial Services -
Finance (0.54%)
H&R Block Inc (a)                                       61,500                              1,390
                                                                         -------------------------

Computers (2.83%)
Hewlett-Packard Co (a)                                  92,900                              3,915
International Business                                  33,600                              3,434
Machines Corp
                                                                         -------------------------
                                                                                            7,349
                                                                         -------------------------
Data Processing &
Management (0.53%)
Fiserv Inc (b)                                          25,800                              1,372
                                                                         -------------------------

Diversified Manufacturing
Operations (5.29%)
Dover Corp                                              36,700                              1,766
General Electric Co                                    119,200                              4,394
Ingersoll-Rand Co Ltd                                   52,900                              2,362
Parker Hannifin Corp                                    20,800                              1,916
Tyco International Ltd                                 101,000                              3,296
                                                                         -------------------------
                                                                                           13,734
                                                                         -------------------------
Electric - Integrated
(3.22%)
Exelon Corp                                             60,700                              4,578
PPL Corp                                                86,500                              3,772
                                                                         -------------------------
                                                                                            8,350
                                                                         -------------------------
Electronic Components -
Semiconductors (0.48%)
Intel Corp                                              57,900                              1,245
                                                                         -------------------------

Enterprise Software &
Services (0.63%)
Oracle Corp (b)                                         87,300                              1,641
                                                                         -------------------------

Fiduciary Banks (0.94%)
Bank of New York Co                                     60,400                              2,445
Inc/The
                                                                         -------------------------


Finance - Investment
Banker & Broker (10.93%)
Citigroup Inc                                          236,100                             12,659
JPMorgan Chase & Co                                    130,100                              6,778
Merrill Lynch & Co Inc                                  48,500                              4,376
Morgan Stanley                                          54,100                              4,545
                                                                         -------------------------
                                                                                           28,358
                                                                         -------------------------
Finance - Mortgage
Loan/Banker (2.59%)
Freddie Mac                                            103,900                              6,731
                                                                         -------------------------

Financial Guarantee
Insurance (0.58%)
MGIC Investment Corp (a)                                24,600                              1,516
                                                                         -------------------------

Food -
Miscellaneous/Diversified
(1.27%)
Unilever NV                                            107,600                              3,282
                                                                         -------------------------

Food - Retail (0.69%)
Kroger Co/The                                           60,600                              1,788
                                                                         -------------------------

Forestry (1.20%)
Weyerhaeuser Co                                         39,208                              3,106
                                                                         -------------------------

Gas - Distribution (0.61%)
NiSource Inc                                            64,600                              1,588
                                                                         -------------------------

Home Decoration Products
(0.67%)
Newell Rubbermaid Inc                                   56,400                              1,730
                                                                         -------------------------

Insurance Brokers (0.60%)
Marsh & McLennan Cos Inc                                48,700                              1,547
                                                                         -------------------------

Life & Health Insurance
(0.67%)
Torchmark Corp (a)                                      25,600                              1,748
                                                                         -------------------------

Machinery - Construction &
Mining (0.50%)
Caterpillar Inc                                         17,700                              1,285
                                                                         -------------------------

Machinery - Farm (0.79%)
Deere & Co                                              18,800                              2,057
                                                                         -------------------------

Medical - Biomedical/Gene
(0.39%)
Amgen Inc (b)                                           15,800                              1,013
                                                                         -------------------------

Medical - Drugs (6.36%)
Abbott Laboratories                                     71,100                              4,026
Eli Lilly & Co                                          26,000                              1,537
Merck & Co Inc                                          40,800                              2,099
Pfizer Inc                                             190,500                              5,040
Wyeth                                                   68,500                              3,802
                                                                         -------------------------
                                                                                           16,504
                                                                         -------------------------
Medical Laboratory &
Testing Service (0.26%)
Quest Diagnostics Inc                                   13,800                                675
                                                                         -------------------------

Medical Products (1.38%)
Johnson & Johnson                                       55,800                              3,583
                                                                         -------------------------

Multi-Line Insurance
(5.45%)
Allstate Corp/The                                       54,900                              3,421

Multi-Line Insurance
American International                                  69,200                              4,838
Group Inc
Hartford Financial                                      33,300                              3,370
Services Group Inc
Loews Corp                                              53,200                              2,518
                                                                         -------------------------
                                                                                           14,147
                                                                         -------------------------
Multimedia (2.60%)
Time Warner Inc (a)                                    225,900                              4,660
Viacom Inc (a)(b)                                       50,800                              2,096
                                                                         -------------------------
                                                                                            6,756
                                                                         -------------------------
Non-Hazardous Waste
Disposal (0.59%)
Waste Management Inc                                    41,000                              1,534
                                                                         -------------------------

Office Automation &
Equipment (0.69%)
Xerox Corp (b)                                          96,400                              1,783
                                                                         -------------------------

Oil Company - Exploration
& Production (0.85%)
Anadarko Petroleum Corp                                 19,900                                928
Devon Energy Corp                                       17,400                              1,268
                                                                         -------------------------
                                                                                            2,196
                                                                         -------------------------
Oil Company - Integrated
(12.90%)
Chevron Corp                                           107,000                              8,323
ConocoPhillips                                          76,000                              5,271
Exxon Mobil Corp                                       162,800                             12,923
Royal Dutch Shell PLC ADR                              100,500                              6,970
                                                                         -------------------------
                                                                                           33,487
                                                                         -------------------------
Oil Field Machinery &
Equipment (0.28%)
National Oilwell Varco                                   8,700                                738
Inc (a)(b)
                                                                         -------------------------

Printing - Commercial
(0.74%)
RR Donnelley & Sons Co                                  47,800                              1,922
                                                                         -------------------------

Publishing - Newspapers
(1.13%)
Gannett Co Inc                                          51,400                              2,933
                                                                         -------------------------

Regional Banks (9.77%)
Bank of America Corp                                   167,500                              8,526
National City Corp (a)                                  46,000                              1,681
PNC Financial Services                                  24,000                              1,778
Group Inc
US Bancorp (a)                                         104,300                              3,583
Wachovia Corp                                           74,000                              4,110
Wells Fargo & Co                                       158,200                              5,678
                                                                         -------------------------
                                                                                           25,356
                                                                         -------------------------
Retail - Apparel & Shoe
(0.52%)
Gap Inc/The                                             74,600                              1,339
                                                                         -------------------------

Retail - Building Products
(0.76%)
Home Depot Inc                                          51,900                              1,965
                                                                         -------------------------

Retail - Discount (0.94%)
Wal-Mart Stores Inc                                     51,100                              2,449
                                                                         -------------------------

Retail - Restaurants
(1.03%)
McDonald's Corp                                         55,400                              2,675
                                                                         -------------------------


Savings & Loans - Thrifts
(1.18%)
Washington Mutual Inc                                   73,000                              3,065
                                                                         -------------------------

Semiconductor Equipment
(0.27%)
Applied Materials Inc                                   36,300                                698
                                                                         -------------------------

Steel - Producers (0.45%)
Nucor Corp                                              18,500                              1,174
                                                                         -------------------------

Telephone - Integrated
(5.36%)
AT&T Inc                                               205,400                              7,953
Sprint Nextel Corp                                     124,800                              2,500
Verizon Communications Inc                              90,300                              3,447
                                                                         -------------------------
                                                                                           13,900
                                                                         -------------------------
Tobacco (1.19%)
Altria Group Inc                                        44,800                              3,088
                                                                         -------------------------

Wireless Equipment (0.24%)
Motorola Inc                                            35,200                                610
                                                                         -------------------------
TOTAL COMMON STOCKS                                                   $                   257,382
                                                                         -------------------------
                                                      Principal
                                                   Amount (000's)                   Value (000's)
MONEY MARKET FUNDS (7.07%)
Money Center Banks (7.07%)
BNY Institutional Cash                                  18,354                             18,354
Reserve Fund (c)
                                                                         -------------------------
TOTAL MONEY MARKET FUNDS                                              $                    18,354
                                                                         -------------------------
Total Investments                                                     $                   275,736
Liabilities in Excess of                                                                 (16,236)
Other Assets, Net - (6.26)%
                                                                         -------------------------
TOTAL NET ASSETS - 100.00%                                            $                   259,500
                                                                         =========================
                                                                         -------------------------

                                                                         =========================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $            50,294
Unrealized Depreciation                                             (1,598)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                           48,696
Cost for federal income tax purposes                                227,040
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------------ -----------------
Sector                                                              Percent
--------------------- ------------------------------------ -----------------
Financial                                                            39.79%
Consumer,                                                            14.90%
Non-cyclical
Energy                                                               14.04%
Communications                                                        9.33%
Industrial                                                            8.10%
Technology                                                            7.07%
Consumer, Cyclical                                                    5.41%
Utilities                                                             3.83%
Basic Materials                                                       3.79%
Liabilities in                                                     (-6.26%)
Excess of Other
Assets, Net
                                                           -----------------
TOTAL NET ASSETS                                                    100.00%

                                                           =================

Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Growth Fund

                                                    Shares Held                Value (000's)
COMMON STOCKS (98.24%)
Advertising Sales (0.87%)
Focus Media Holding Ltd                                 133,380        $            4,935
ADR (a)(b)
                                                                         -----------------

Agricultural Chemicals
(0.99%)
Agrium Inc (a)                                          144,340                     5,590
                                                                         -----------------

Airlines (0.44%)
US Airways Group Inc (a)(b)                              67,190                     2,482
                                                                         -----------------

Apparel Manufacturers
(4.28%)
Coach Inc (b)                                           195,170                     9,530
Guess ? Inc (a)                                         171,090                     6,741
Polo Ralph Lauren Corp (a)                               85,640                     7,888
                                                                         -----------------
                                                                                   24,159
                                                                         -----------------
Applications Software
(1.04%)
Salesforce.com Inc (a)(b)                               139,530                     5,860
                                                                         -----------------

Audio & Video Products
(1.20%)
Harman International                                     55,770                     6,798
Industries Inc
                                                                         -----------------

Beverages - Non-Alcoholic
(0.52%)
Hansen Natural Corp (a)(b)                               76,390                     2,918
                                                                         -----------------

Casino Hotels (2.65%)
MGM Mirage (a)(b)                                        78,090                     5,251
Wynn Resorts Ltd (a)                                     94,860                     9,696
                                                                         -----------------
                                                                                   14,947
                                                                         -----------------
Casino Services (1.66%)
International Game                                      245,649                     9,369
Technology
                                                                         -----------------

Cellular
Telecommunications (3.62%)
Leap Wireless                                            73,138                     5,583
International Inc (b)
MetroPCS Communications                                  50,700                     1,422
Inc (b)
NII Holdings Inc (a)(b)                                 175,070                    13,436
                                                                         -----------------
                                                                                   20,441
                                                                         -----------------
Chemicals - Diversified
(0.56%)
Celanese Corp (a)                                        95,480                     3,167
                                                                         -----------------

Coal (0.60%)
Arch Coal Inc (a)                                        93,600                     3,376
                                                                         -----------------

Commercial Banks (0.62%)
Synovus Financial Corp (a)                              110,440                     3,485
                                                                         -----------------

Containers - Metal & Glass
(1.37%)
Owens-Illinois Inc (a)(b)                               257,800                     7,757
                                                                         -----------------

Cosmetics & Toiletries
(1.68%)
Avon Products Inc                                       178,330                     7,097

Cosmetics & Toiletries
Bare Escentuals Inc (a)(b)                               58,639                     2,371
                                                                         -----------------
                                                                                    9,468
                                                                         -----------------
Data Processing &
Management (1.13%)
Fiserv Inc (b)                                          120,030                     6,382
                                                                         -----------------

Disposable Medical
Products (0.54%)
CR Bard Inc                                              36,810                     3,060
                                                                         -----------------

Distribution & Wholesale
(0.71%)
CDW Corp                                                 55,380                     3,988
                                                                         -----------------

Diversified Manufacturing
Operations (2.36%)
Harsco Corp (a)                                         122,500                     6,248
Roper Industries Inc                                    126,710                     7,103
                                                                         -----------------
                                                                                   13,351
                                                                         -----------------
Electric Products -
Miscellaneous (0.88%)
Ametek Inc                                              137,670                     4,995
                                                                         -----------------

Electronic Components -
Semiconductors (2.80%)
Altera Corp                                             389,910                     8,789
Intersil Corp                                           235,460                     7,014
                                                                         -----------------
                                                                                   15,803
                                                                         -----------------
E-Marketing & Information
(1.17%)
aQuantive Inc (a)(b)                                    215,010                     6,581
                                                                         -----------------

Entertainment Software
(0.93%)
Activision Inc (a)(b)                                   263,500                     5,270
                                                                         -----------------

Fiduciary Banks (1.16%)
Northern Trust Corp                                     103,710                     6,529
                                                                         -----------------

Finance - Investment
Banker & Broker (0.64%)
Greenhill & Co Inc (a)                                   57,010                     3,606
                                                                         -----------------

Finance - Other Services
(2.52%)
Cbot Holdings Inc (a)(b)                                  9,830                     1,855
IntercontinentalExchange                                 60,260                     7,653
Inc (a)(b)
Nymex Holdings Inc                                       36,350                     4,715
                                                                         -----------------
                                                                                   14,223
                                                                         -----------------
Food - Confectionery
(1.22%)
WM Wrigley Jr Co                                        117,520                     6,920
                                                                         -----------------

Hotels & Motels (2.35%)
Hilton Hotels Corp                                      251,340                     8,545
Starwood Hotels & Resorts                                70,930                     4,754
Worldwide Inc
                                                                         -----------------
                                                                                   13,299
                                                                         -----------------
Human Resources (1.10%)
Monster Worldwide Inc (b)                               147,140                     6,187
                                                                         -----------------

Instruments - Scientific
(1.81%)
Thermo Fisher Scientific                                196,390                    10,224
Inc (b)
                                                                         -----------------

Internet Connectivity
Services (0.56%)
Cogent Communications                                   124,230                     3,163
Group Inc (b)
                                                                         -----------------


Internet Infrastructure
Software (3.32%)
Akamai Technologies                                     176,300                     7,771
Inc (a)(b)
F5 Networks Inc (a)(b)                                  142,886                    10,971
                                                                         -----------------
                                                                                   18,742
                                                                         -----------------
Internet Security (1.42%)
VeriSign Inc (a)(b)                                     293,500                     8,027
                                                                         -----------------

Investment Management &
Advisory Services (3.25%)
Affiliated Managers Group                                63,100                     7,423
Inc (a)(b)
T Rowe Price Group Inc                                  219,810                    10,920
                                                                         -----------------
                                                                                   18,343
                                                                         -----------------
Leisure & Recreation
Products (0.96%)
WMS Industries Inc (a)(b)                               136,000                     5,421
                                                                         -----------------

Medical - Biomedical/Gene
(3.01%)
Alexion Pharmaceuticals                                 105,990                     4,437
Inc (a)(b)
Celgene Corp (b)                                        205,764                    12,584
                                                                         -----------------
                                                                                   17,021
                                                                         -----------------
Medical - Drugs (3.49%)
Allergan Inc (a)                                         47,400                     5,745
Cephalon Inc (a)(b)                                      64,370                     5,124
Sepracor Inc (b)                                         48,200                     2,587
Shire PLC ADR (a)                                        89,920                     6,285
                                                                         -----------------
                                                                                   19,741
                                                                         -----------------
Medical - HMO (0.47%)
Health Net Inc (b)                                       49,215                     2,661
                                                                         -----------------

Medical - Hospitals (0.49%)
Universal Health Services                                45,710                     2,776
Inc
                                                                         -----------------

Medical - Nursing Homes
(0.66%)
Manor Care Inc                                           57,040                     3,701
                                                                         -----------------

Medical Instruments (2.47%)
Intuitive Surgical                                       24,330                     3,155
Inc (a)(b)
Kyphon Inc (a)(b)                                        58,470                     2,725
St Jude Medical Inc (b)                                 188,470                     8,065
                                                                         -----------------
                                                                                   13,945
                                                                         -----------------
Medical Products (0.73%)
Henry Schein Inc (a)(b)                                  78,810                     4,108
                                                                         -----------------

Metal Processors &
Fabrication (1.74%)
Precision Castparts Corp                                 94,280                     9,815
                                                                         -----------------

Networking Products (2.39%)
Atheros Communications                                  190,060                     5,092
Inc (a)(b)
BigBand Networks Inc (a)(b)                             125,820                     2,575
Juniper Networks Inc (b)                                 83,480                     1,867
Polycom Inc (a)(b)                                      119,394                     3,976
                                                                         -----------------
                                                                                   13,510
                                                                         -----------------
Oil Company - Exploration
& Production (2.18%)
Quicksilver Resources                                    98,620                     4,128
Inc (a)(b)
Range Resources Corp (a)                                224,735                     8,214
                                                                         -----------------
                                                                                   12,342
                                                                         -----------------
Oil Field Machinery &
Equipment (2.72%)
Cameron International                                   108,730                     7,021
Corp (b)

Oil Field Machinery &
Equipment
National Oilwell Varco                                   98,370                     8,346
Inc (a)(b)
                                                                         -----------------
                                                                                   15,367
                                                                         -----------------
Oil Refining & Marketing
(0.53%)
Frontier Oil Corp                                        84,730                     2,994
                                                                         -----------------

Pharmacy Services (0.78%)
Express Scripts Inc (a)(b)                               45,850                     4,381
                                                                         -----------------

Physical Therapy &
Rehabilitation Centers
(0.62%)
Psychiatric Solutions                                   100,020                     3,508
Inc (a)(b)
                                                                         -----------------

Pipelines (1.32%)
Williams Cos Inc                                        252,410                     7,446
                                                                         -----------------

Printing - Commercial
(0.65%)
VistaPrint Ltd (a)(b)                                    97,563                     3,647
                                                                         -----------------

Private Corrections (0.73%)
Corrections Corp of                                      72,580                     4,123
America (b)
                                                                         -----------------

Real Estate Magagement &
Services (0.94%)
CB Richard Ellis Group                                  157,720                     5,339
Inc (a)(b)
                                                                         -----------------

REITS - Diversified (0.44%)
Digital Realty Trust                                     61,540                     2,489
Inc. (a)
                                                                         -----------------

REITS - Regional Malls
(0.83%)
Macerich Co/The                                          49,210                     4,681
                                                                         -----------------

Retail - Apparel & Shoe
(1.63%)
Under Armour Inc. - Class                               124,506                     6,288
A (a)(b)
Urban Outfitters Inc (b)                                113,330                     2,919
                                                                         -----------------
                                                                                    9,207
                                                                         -----------------
Retail - Auto Parts (0.51%)
O'Reilly Automotive                                      81,350                     2,896
Inc (a)(b)
                                                                         -----------------

Retail - Computer
Equipment (0.99%)
GameStop Corp (b)                                       168,340                     5,584
                                                                         -----------------

Rubber - Tires (1.37%)
Goodyear Tire & Rubber                                  232,450                     7,731
Co/The (a)(b)
                                                                         -----------------

Semiconductor Component -
Integrated Circuits (2.06%)
Integrated Device                                       347,543                     5,206
Technology Inc (b)
Maxim Integrated Products                               202,940                     6,437
Inc
                                                                         -----------------
                                                                                   11,643
                                                                         -----------------
Semiconductor Equipment
(3.19%)
Kla-Tencor Corp (a)                                     179,010                     9,944
Varian Semiconductor                                    121,331                     8,052
Equipment Associates
Inc (b)
                                                                         -----------------
                                                                                   17,996
                                                                         -----------------
Steel - Specialty (1.22%)
Allegheny Technologies Inc                               63,101                     6,915
                                                                         -----------------


Telecommunication
Equipment (0.37%)
Sonus Networks Inc (a)(b)                               272,830                     2,109
                                                                         -----------------

Telecommunication Services
(0.74%)
SAVVIS Inc (b)                                           81,400                     4,198
                                                                         -----------------

Telephone - Integrated
(0.75%)
Level 3 Communications                                  757,939                     4,214
Inc (a)(b)
                                                                         -----------------

Transactional Software
(0.68%)
VeriFone Holdings                                       109,540                     3,866
Inc (a)(b)
                                                                         -----------------

Transport - Services
(1.43%)
CH Robinson Worldwide                                   151,240                     8,085
Inc (a)
                                                                         -----------------

Wire & Cable Products
(0.62%)
General Cable Corp (b)                                   61,400                     3,527
                                                                         -----------------

Wireless Equipment (2.01%)
American Tower Corp (b)                                 187,370                     7,120
Crown Castle International                              123,440                     4,239
Corp (a)(b)
                                                                         -----------------
                                                                                   11,359
                                                                         -----------------
X-Ray Equipment (0.55%)
Hologic Inc (a)(b)                                       53,580                     3,084
                                                                         -----------------
TOTAL COMMON STOCKS                                                    $          554,875
                                                                         -----------------
                                                       Principal
                                                    Amount (000's)          Value (000's)
MONEY MARKET FUNDS (29.12%)
Money Center Banks (29.12%)
BNY Institutional Cash                                  164,511                   164,511
Reserve Fund (c)
                                                                         -----------------
TOTAL MONEY MARKET FUNDS                                               $          164,511
                                                                         -----------------
Total Investments                                                      $          719,386
Liabilities in Excess of                                                        (154,553)
Other Assets, Net -
(27.36)%
                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                             $          564,833
                                                                         =================
                                                                         -----------------

                                                                         =================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $            92,595
Unrealized Depreciation                                             (5,600)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                           86,995
Cost for federal income tax purposes                                632,391
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------ ----- -----------------
Sector                                                              Percent
--------------------- ------------------------------ ----- -----------------
Financial                                                            39.52%
Consumer,                                                            19.70%
Non-cyclical
Consumer, Cyclical                                                   18.75%
Communications                                                       17.22%
Technology                                                           11.83%
Industrial                                                           10.22%
Energy                                                                7.35%
Basic Materials                                                       2.77%
Liabilities in                                                    (-27.36%)
Excess of Other
Assets, Net
                                                           -----------------
TOTAL NET ASSETS                                                    100.00%
                                                           =================

Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Growth Fund I

                                                 Shares Held          Value (000's)

COMMON STOCKS (99.66%)
Aerospace & Defense (0.62%)
Rockwell Collins Inc                                27,250        $           1,789
                                                                    ----------------

Airlines (0.59%)
Continental Airlines                                22,850                      836
Inc (a)(b)
US Airways Group Inc (a)(b)                         23,400                      864
                                                                    ----------------
                                                                              1,700
                                                                    ----------------
Apparel Manufacturers
(1.94%)
Coach Inc (b)                                       78,100                    3,814
Polo Ralph Lauren Corp                              19,900                    1,833
                                                                    ----------------
                                                                              5,647
                                                                    ----------------
Applications Software
(1.11%)
Citrix Systems Inc (a)(b)                           52,500                    1,711
Intuit Inc (b)                                      52,900                    1,505
                                                                    ----------------
                                                                              3,216
                                                                    ----------------
Auction House & Art Dealer
(0.42%)
Sotheby's (a)                                       23,900                    1,234
                                                                    ----------------

Beverages - Wine & Spirits
(0.45%)
Brown-Forman Corp                                   20,350                    1,301
                                                                    ----------------

Broadcasting Services &
Programming (1.46%)
Liberty Global Inc - A                              63,050                    2,263
Shares (a)(b)
Liberty Media Holding Corp                          17,550                    1,982
- Capital (b)
                                                                    ----------------
                                                                              4,245
                                                                    ----------------
Building - Heavy
Construction (0.61%)
Granite Construction Inc                            29,450                    1,774
                                                                    ----------------

Building - Residential &
Commercial (0.84%)
Lennar Corp                                         22,200                      948
NVR Inc (a)(b)                                       1,800                    1,483
                                                                    ----------------
                                                                              2,431
                                                                    ----------------
Casino Hotels (0.59%)
MGM Mirage (a)(b)                                   25,550                    1,718
                                                                    ----------------

Casino Services (0.72%)
International Game                                  54,900                    2,094
Technology
                                                                    ----------------

Cellular
Telecommunications (0.84%)
NII Holdings Inc (a)(b)                             31,850                    2,444
                                                                    ----------------

Chemicals - Diversified
(0.87%)
Lyondell Chemical Co (a)                            50,950                    1,586
Westlake Chemical Corp (a)                          32,550                      950
                                                                    ----------------
                                                                              2,536
                                                                    ----------------
Chemicals - Specialty
(0.44%)
Ashland Inc                                         21,350                    1,280
                                                                    ----------------


Commercial Services -
Finance (2.04%)
Equifax Inc (a)                                     67,370                    2,681
Interactive Data Corp                               39,600                    1,134
Moody's Corp                                        18,580                    1,229
Morningstar Inc (a)(b)                              16,650                      867
                                                                    ----------------
                                                                              5,911
                                                                    ----------------
Computer Aided Design
(1.00%)
Autodesk Inc (a)(b)                                 70,150                    2,895
                                                                    ----------------

Computer Services (1.65%)
Cognizant Technology                                31,250                    2,794
Solutions Corp (b)
Factset Research Systems                            32,500                    1,999
Inc (a)
                                                                    ----------------
                                                                              4,793
                                                                    ----------------
Computers - Integrated
Systems (0.77%)
NCR Corp (b)                                        44,200                    2,228
                                                                    ----------------

Computers - Memory Devices
(0.63%)
Western Digital Corp (a)(b)                        104,050                    1,840
                                                                    ----------------

Computers - Peripheral
Equipment (0.58%)
Lexmark International                               30,750                    1,676
Inc (a)(b)
                                                                    ----------------

Consulting Services (0.48%)
Watson Wyatt Worldwide Inc                          29,500                    1,390
                                                                    ----------------

Consumer Products -
Miscellaneous (0.50%)
Clorox Co                                           21,450                    1,439
                                                                    ----------------

Containers - Paper &
Plastic (0.72%)
Pactiv Corp (b)                                     60,750                    2,101
                                                                    ----------------

Data Processing &
Management (1.01%)
Dun & Bradstreet Corp                               24,750                    2,235
Total System Services Inc                           22,450                      697
                                                                    ----------------
                                                                              2,932
                                                                    ----------------
Dental Supplies &
Equipment (0.77%)
Dentsply International Inc                          67,050                    2,240
                                                                    ----------------

Dialysis Centers (0.43%)
DaVita Inc (a)(b)                                   22,750                    1,242
                                                                    ----------------

Disposable Medical
Products (0.96%)
CR Bard Inc                                         33,550                    2,789
                                                                    ----------------

Distribution & Wholesale
(0.50%)
WW Grainger Inc                                     17,700                    1,462
                                                                    ----------------

Diversified Manufacturing
Operations (3.57%)
Acuity Brands Inc (a)                               21,200                    1,253
Dover Corp                                          52,100                    2,507
Eaton Corp                                          12,350                    1,102
Parker Hannifin Corp                                31,150                    2,870
Textron Inc                                         25,850                    2,628
                                                                    ----------------
                                                                             10,360
                                                                    ----------------

Drug Delivery Systems
(0.79%)
Hospira Inc (a)(b)                                  56,350                    2,285
                                                                    ----------------

E-Commerce - Products
(0.84%)
Amazon.Com Inc (a)(b)                               39,700                    2,435
                                                                    ----------------

E-Commerce - Services
(0.25%)
priceline.com Inc (a)(b)                            13,150                      732
                                                                    ----------------

Electric - Integrated
(0.96%)
OGE Energy Corp                                     27,450                    1,055
Pinnacle West Capital Corp                          35,700                    1,724
                                                                    ----------------
                                                                              2,779
                                                                    ----------------
Electric Products -
Miscellaneous (0.32%)
Molex Inc (a)                                       31,100                      929
                                                                    ----------------

Electronic Components -
Miscellaneous (0.45%)
Gentex Corp                                         73,250                    1,304
                                                                    ----------------

Electronic Components -
Semiconductors (2.46%)
Intersil Corp                                       45,550                    1,357
Microchip Technology Inc                            78,200                    3,154
National Semiconductor                             100,450                    2,642
Corp
                                                                    ----------------
                                                                              7,153
                                                                    ----------------
Electronic Measurement
Instruments (0.87%)
Agilent Technologies                                50,600                    1,739
Inc (a)(b)
Tektronix Inc                                       27,000                      794
                                                                    ----------------
                                                                              2,533
                                                                    ----------------
Engineering - Research &
Development Services
(0.93%)
EMCOR Group Inc (b)                                 16,150                    1,013
Jacobs Engineering Group                            33,500                    1,689
Inc (a)(b)
                                                                    ----------------
                                                                              2,702
                                                                    ----------------
Engines - Internal
Combustion (0.89%)
Cummins Inc                                         27,950                    2,576
                                                                    ----------------

Enterprise Software &
Services (0.30%)
BEA Systems Inc (a)(b)                              74,900                      883
                                                                    ----------------

Fiduciary Banks (1.14%)
Northern Trust Corp                                 52,800                    3,324
                                                                    ----------------

Finance - Commercial
(0.48%)
CIT Group Inc                                       23,500                    1,402
                                                                    ----------------

Finance - Consumer Loans
(0.19%)
First Marblehead                                    15,550                      564
Corp/The (a)
                                                                    ----------------

Finance - Other Services
(2.35%)
IntercontinentalExchange                            12,850                    1,632
Inc (a)(b)
International Securities                            21,450                    1,431
Exchange Holdi (a)
Nymex Holdings Inc (a)                              14,550                    1,887
NYSE Euronext (a)                                   22,150                    1,868
                                                                    ----------------
                                                                              6,818
                                                                    ----------------
Food - Meat Products
(0.48%)
Hormel Foods Corp                                   36,250                    1,381
                                                                    ----------------


Food -
Miscellaneous/Diversified
(2.02%)
ConAgra Foods Inc                                   47,000                    1,155
Corn Products                                       26,100                    1,039
International Inc
HJ Heinz Co                                         56,400                    2,657
McCormick & Co Inc/MD                               27,500                    1,021
                                                                    ----------------
                                                                              5,872
                                                                    ----------------
Footwear & Related Apparel
(0.52%)
CROCS Inc (a)(b)                                    27,000                    1,509
                                                                    ----------------

Gas - Distribution (0.20%)
AGL Resources Inc                                   13,550                      590
                                                                    ----------------

Hotels & Motels (1.27%)
Choice Hotels                                       38,400                    1,446
International Inc (a)
Starwood Hotels & Resorts                           33,650                    2,255
Worldwide Inc
                                                                    ----------------
                                                                              3,701
                                                                    ----------------
Human Resources (0.85%)
Manpower Inc                                        30,800                    2,472
                                                                    ----------------

Independent Power Producer
(0.61%)
Mirant Corp (b)                                     39,300                    1,763
                                                                    ----------------

Industrial Automation &
Robots (0.55%)
Rockwell Automation Inc                             26,950                    1,605
                                                                    ----------------

Industrial Gases (0.73%)
Airgas Inc (a)                                      47,600                    2,121
                                                                    ----------------

Internet Infrastructure
Software (0.58%)
Akamai Technologies                                 37,900                    1,671
Inc (a)(b)
                                                                    ----------------

Internet Security (0.80%)
McAfee Inc (b)                                      71,150                    2,312
                                                                    ----------------

Internet Telephony (0.29%)
j2 Global Communications                            29,000                      834
Inc (a)(b)
                                                                    ----------------

Investment Management &
Advisory Services (1.63%)
AllianceBernstein Holding                           18,600                    1,692
LP
T Rowe Price Group Inc                              60,950                    3,028
                                                                    ----------------
                                                                              4,720
                                                                    ----------------
Machinery - Farm (0.45%)
AGCO Corp (a)(b)                                    31,500                    1,314
                                                                    ----------------

Machinery - Pumps (0.56%)
Graco Inc                                           41,200                    1,627
                                                                    ----------------

Medical - Biomedical/Gene
(1.03%)
Celgene Corp (a)(b)                                 26,350                    1,611
Genzyme Corp (b)                                    21,250                    1,388
                                                                    ----------------
                                                                              2,999
                                                                    ----------------
Medical - Drugs (3.22%)
Allergan Inc                                        12,710                    1,540
Endo Pharmaceuticals                                33,600                    1,040
Holdings Inc (b)
Forest Laboratories Inc (b)                         40,250                    2,142
King Pharmaceuticals                               103,450                    2,115
Inc (a)(b)
Sepracor Inc (a)(b)                                 30,600                    1,643
Medical - Drugs
Viropharma Inc (a)(b)                               58,550                      883
                                                                    ----------------
                                                                              9,363
                                                                    ----------------
Medical - HMO (2.19%)
Coventry Health Care                                51,450                    2,975
Inc (b)
Humana Inc (b)                                      53,650                    3,393
                                                                    ----------------
                                                                              6,368
                                                                    ----------------
Medical - Wholesale Drug
Distribution (0.74%)
AmerisourceBergen Corp                              43,250                    2,162
                                                                    ----------------

Medical Instruments (1.10%)
Edwards Lifesciences                                28,250                    1,384
Corp (b)
St Jude Medical Inc (b)                             42,550                    1,821
                                                                    ----------------
                                                                              3,205
                                                                    ----------------
Medical Laboratory &
Testing Service (1.41%)
Laboratory Corp of America                          34,850                    2,751
Holdings (a)(b)
Quest Diagnostics Inc                               27,180                    1,329
                                                                    ----------------
                                                                              4,080
                                                                    ----------------
Medical Products (1.26%)
Henry Schein Inc (a)(b)                             48,400                    2,523
Mentor Corp (a)                                     29,350                    1,142
                                                                    ----------------
                                                                              3,665
                                                                    ----------------
Metal Processors &
Fabrication (0.64%)
Precision Castparts Corp                            17,750                    1,848
                                                                    ----------------

Motorcycle/Motor Scooter
(1.10%)
Harley-Davidson Inc                                 50,300                    3,185
                                                                    ----------------

Multi-Line Insurance
(0.56%)
HCC Insurance Holdings Inc                          52,800                    1,619
                                                                    ----------------

Networking Products (0.34%)
Juniper Networks Inc (a)(b)                         44,050                      985
                                                                    ----------------

Non-Hazardous Waste
Disposal (0.38%)
Republic Services Inc                               39,550                    1,105
                                                                    ----------------

Oil - Field Services
(2.38%)
Helix Energy Solutions                              49,500                    1,894
Group Inc (a)(b)
SEACOR Holdings Inc (a)(b)                          14,750                    1,405
Superior Energy                                     41,000                    1,490
Services (a)(b)
Tidewater Inc (a)                                   33,750                    2,133
                                                                    ----------------
                                                                              6,922
                                                                    ----------------
Oil & Gas Drilling (0.90%)
ENSCO International Inc (a)                         46,500                    2,622
                                                                    ----------------

Oil Company - Exploration
& Production (1.78%)
Cimarex Energy Co                                   38,700                    1,525
Unit Corp (a)(b)                                    27,800                    1,589
XTO Energy Inc                                      37,850                    2,054
                                                                    ----------------
                                                                              5,168
                                                                    ----------------
Oil Refining & Marketing
(1.88%)
Frontier Oil Corp                                   54,000                    1,908
Holly Corp (a)                                      21,400                    1,361
Tesoro Corp                                         18,050                    2,188
                                                                    ----------------
                                                                              5,457
                                                                    ----------------

                                                                    ----------------
Paper & Related Products
(0.40%)
International Paper Co (a)                          30,900                    1,166
                                                                    ----------------

Pipelines (0.52%)
Oneok Inc                                           31,450                    1,522
                                                                    ----------------

Quarrying (0.37%)
Vulcan Materials Co (a)                              8,750                    1,082
                                                                    ----------------

Racetracks (1.00%)
International Speedway                              10,650                      526
Corp
Penn National Gaming                                49,050                    2,371
Inc (a)(b)
                                                                    ----------------
                                                                              2,897
                                                                    ----------------
REITS - Diversified (0.48%)
Entertainment Properties                            22,950                    1,387
Trust (a)
                                                                    ----------------

REITS - Hotels (0.43%)
Hospitality Properties                              27,150                    1,236
Trust
                                                                    ----------------

REITS - Mortgage (0.53%)
CapitalSource Inc (a)                               59,500                    1,533
                                                                    ----------------

REITS - Office Property
(0.18%)
Douglas Emmett Inc (a)                              20,400                      531
                                                                    ----------------

REITS - Single Tenant
(0.41%)
Realty Income Corp                                  42,800                    1,194
                                                                    ----------------

REITS - Warehouse &
Industrial (0.58%)
Prologis                                            26,050                    1,688
                                                                    ----------------

Rental - Auto & Equipment
(0.52%)
United Rentals Inc (a)(b)                           44,850                    1,502
                                                                    ----------------

Retail - Apparel & Shoe
(2.22%)
Abercrombie & Fitch Co (a)                          14,200                    1,159
American Eagle Outfitters                           21,675                      639
AnnTaylor Stores Corp (b)                           29,800                    1,147
Nordstrom Inc                                       63,600                    3,493
                                                                    ----------------
                                                                              6,438

                                                                    ----------------
Retail - Auto Parts (0.66%)
Autozone Inc (a)(b)                                 14,350                    1,909
                                                                    ----------------

Retail - Catalog Shopping
(0.42%)
MSC Industrial Direct Co                            25,300                    1,233
                                                                    ----------------

Retail - Discount (1.23%)
Big Lots Inc (a)(b)                                 49,850                    1,605
Dollar Tree Stores Inc (b)                          50,000                    1,966
                                                                    ----------------
                                                                              3,571
                                                                    ----------------
Retail - Major Department
Store (1.25%)
JC Penney Co Inc                                    45,800                    3,622
                                                                    ----------------

Retail - Office Supplies
(1.19%)
Office Depot Inc (b)                                75,700                    2,545

Retail - Office Supplies
OfficeMax Inc                                       18,300                      901
                                                                    ----------------
                                                                              3,446
                                                                    ----------------
Retail - Restaurants
(1.61%)
Brinker International Inc                           32,200                    1,001
Darden Restaurants Inc                              41,800                    1,734
Yum! Brands Inc                                     31,500                    1,949
                                                                    ----------------
                                                                              4,684
                                                                    ----------------
Semiconductor Component -
Integrated Circuits (2.79%)
Analog Devices Inc                                  55,650                    2,149
Emulex Corp (a)(b)                                  27,600                      579
Linear Technology Corp (a)                          81,300                    3,042
Maxim Integrated Products                           73,700                    2,338
Inc
                                                                    ----------------
                                                                              8,108
                                                                    ----------------
Semiconductor Equipment
(1.80%)
Lam Research Corp (a)(b)                            53,550                    2,880
Teradyne Inc (a)(b)                                133,900                    2,336
                                                                    ----------------
                                                                              5,216
                                                                    ----------------
Steel - Producers (1.66%)
Carpenter Technology Corp                           15,350                    1,863
Steel Dynamics Inc                                  28,350                    1,256
United States Steel Corp                            16,700                    1,696
                                                                    ----------------
                                                                              4,815
                                                                    ----------------
Steel - Specialty (0.76%)
Allegheny Technologies Inc                          20,200                    2,213
                                                                    ----------------

Telecommunication
Equipment (0.66%)
Adtran Inc                                          74,800                    1,904
                                                                    ----------------

Telephone - Integrated
(0.66%)
Level 3 Communications                             189,000                    1,051
Inc (a)(b)
Telephone & Data Systems                            15,100                      860
Inc
                                                                    ----------------
                                                                              1,911
                                                                    ----------------
Tobacco (0.35%)
Reynolds American Inc (a)                           15,900                    1,022
                                                                    ----------------

Tools - Hand Held (0.27%)
Snap-On Inc                                         14,350                      782
                                                                    ----------------

Toys (0.35%)
Marvel Entertainment                                34,100                    1,007
Inc (a)(b)
                                                                    ----------------

Transport - Marine (0.60%)
Overseas Shipholding Group                          24,550                    1,738
                                                                    ----------------

Transport - Rail (0.90%)
CSX Corp                                            60,800                    2,625
                                                                    ----------------

Transport - Services
(0.48%)
Ryder System Inc                                    26,450                    1,392
                                                                    ----------------

Transport - Truck (0.50%)
Con-way Inc                                         26,550                    1,450
                                                                    ----------------


Wireless Equipment (1.10%)
American Tower Corp (b)                             84,150                    3,198
                                                                    ----------------
TOTAL COMMON STOCKS                                               $         289,393
                                                                    ----------------
                                                   Principal
                                                Amount (000's)         Value (000's)
MONEY MARKET FUNDS (26.28%)
Money Center Banks (26.28%)
BNY Institutional Cash                              76,331                   76,331
Reserve Fund (c)
                                                                    ----------------
TOTAL MONEY MARKET FUNDS                                          $          76,331
                                                                    ----------------
Total Investments                                                 $         365,724
Liabilities in Excess of                                                   (75,332)
Other Assets, Net -
(25.94)%
                                                                    ----------------
TOTAL NET ASSETS - 100.00%                                        $         290,392
                                                                    ================
                                                                    ----------------

                                                                    ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            44,120
Unrealized Depreciation                                            (4,681)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                          39,439
Cost for federal income tax purposes                               326,285
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------------- -----------------
Sector                                                             Percent
--------------------- ----------------------------------- -----------------
Financial                                                           35.24%
Consumer,                                                           22.01%
Non-cyclical
Consumer, Cyclical                                                  17.99%
Industrial                                                          14.31%
Technology                                                          14.10%
Communications                                                       7.81%
Energy                                                               7.47%
Basic Materials                                                      5.24%
Utilities                                                            1.77%
Liabilities in                                                   (-25.94%)
Excess of Other
Assets, Net
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================

Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Growth Fund II

                                                  Shares Held              Value (000's)
COMMON STOCKS (95.92%)
Aerospace & Defense (1.27%)
Raytheon Co                                           116,100        $           6,216
Spirit Aerosystems                                     48,100                    1,521
Holdings Inc (a)
                                                                        ---------------
                                                                                 7,737
                                                                        ---------------
Aerospace & Defense
Equipment (2.71%)
BE Aerospace Inc (a)(b)                               448,793                   16,448
                                                                        ---------------

Airlines (2.51%)
AMR Corp (a)(b)                                       213,400                    5,568
US Airways Group Inc (a)(b)                           261,300                    9,652
                                                                        ---------------
                                                                                15,220
                                                                        ---------------
Apparel Manufacturers
(1.84%)
Columbia Sportswear Co (b)                              5,000                      313
Guess ? Inc (b)                                       141,100                    5,559
Polo Ralph Lauren Corp                                 57,492                    5,296
                                                                        ---------------
                                                                                11,168
                                                                        ---------------
Applications Software
(0.11%)
Nuance Communications                                  43,000                      663
Inc (a)(b)
                                                                        ---------------

Batteries & Battery
Systems (2.47%)
Energy Conversion Devices                             422,902                   14,975
Inc (a)(b)
                                                                        ---------------

Brewery (1.82%)
Molson Coors Brewing Co (b)                           117,100                   11,040
                                                                        ---------------

Building - Residential &
Commercial (7.10%)
DR Horton Inc (b)                                     368,900                    8,182
KB Home                                               265,500                   11,711
Lennar Corp                                           275,500                   11,767
NVR Inc (a)(b)                                          1,400                    1,154
Ryland Group Inc (b)                                  233,000                   10,322
                                                                        ---------------
                                                                                43,136
                                                                        ---------------
Cable TV (0.26%)
EchoStar Communications                                33,943                    1,579
Corp (a)
                                                                        ---------------

Casino Services (0.91%)
International Game                                    144,600                    5,515
Technology
                                                                        ---------------

Cellular
Telecommunications (0.63%)
Dobson Communications                                  32,050                      292
Corp (a)(b)
NII Holdings Inc (a)(b)                                46,409                    3,562
                                                                        ---------------
                                                                                 3,854
                                                                        ---------------
Commercial Banks (0.21%)
Synovus Financial Corp (b)                             39,500                    1,247
                                                                        ---------------

Commercial Services (1.41%)
Alliance Data Systems                                 116,100                    7,391
Corp (a)(b)
TeleTech Holdings                                      31,600                    1,192
Inc (a)(b)
                                                                        ---------------
                                                                                 8,583
                                                                        ---------------

Computer Services (0.49%)
Cognizant Technology                                   29,300                    2,620
Solutions Corp (a)
Factset Research Systems                                6,100                      375
Inc (b)
                                                                        ---------------
                                                                                 2,995
                                                                        ---------------
Computers (1.69%)
Apple Inc (a)                                          85,769                    8,560
Palm Inc (a)(b)                                       102,100                    1,723
                                                                        ---------------
                                                                                10,283
                                                                        ---------------
Computers - Integrated
Systems (2.47%)
Brocade Communications                              1,534,400                   14,991
Systems Inc (a)(b)
                                                                        ---------------

Computers - Memory Devices
(1.34%)
Seagate Technology                                    167,200                    3,704
Western Digital Corp (a)(b)                           249,100                    4,404
                                                                        ---------------
                                                                                 8,108
                                                                        ---------------
Cosmetics & Toiletries
(0.44%)
Bare Escentuals Inc (a)                                66,600                    2,693
                                                                        ---------------

Data Processing &
Management (0.92%)
SEI Investments Co (b)                                 91,600                    5,590
                                                                        ---------------

Diagnostic Equipment
(0.56%)
Immucor Inc (a)(b)                                    104,600                    3,413
                                                                        ---------------

Distribution & Wholesale
(0.33%)
Building Materials Holding                            136,900                    1,988
Corp (b)
                                                                        ---------------

Electric - Generation
(1.18%)
AES Corp/The (a)                                      326,400                    7,178
                                                                        ---------------

Electric - Integrated
(0.78%)
Allegheny Energy Inc (a)                               31,200                    1,668
Constellation Energy Group                             12,100                    1,078
Inc
Public Service Enterprise                              22,800                    1,971
Group Inc
                                                                        ---------------
                                                                                 4,717
                                                                        ---------------
Electronic Components -
Semiconductors (3.41%)
Intersil Corp (b)                                      15,557                      464
LSI Corp (a)(b)                                       685,200                    5,824
MEMC Electronic Materials                             263,200                   14,444
Inc (a)
                                                                        ---------------
                                                                                20,732
                                                                        ---------------
Energy - Alternate Sources
(0.07%)
Sunpower Corp (a)(b)                                    7,300                      443
                                                                        ---------------

Engineering - Research &
Development Services
(0.03%)
Jacobs Engineering Group                                3,400                      172
Inc (a)(b)
                                                                        ---------------

Enterprise Software &
Services (0.31%)
Informatica Corp (a)(b)                               126,800                    1,867
                                                                        ---------------

Entertainment Software
(2.56%)
Activision Inc (a)(b)                                 427,070                    8,542
Electronic Arts Inc (a)                                73,100                    3,685
Take-Two Interactive                                  174,400                    3,343
Software Inc (a)(b)
                                                                        ---------------
                                                                                15,570
                                                                        ---------------

Finance - Other Services
(0.69%)
Chicago Mercantile                                      8,100                    4,186
Exchange Holdings Inc
                                                                        ---------------

Food -
Miscellaneous/Diversified
(0.27%)
Seaboard Corp (b)                                         660                    1,645
                                                                        ---------------

Food - Retail (0.10%)
Kroger Co/The                                          21,500                      635
                                                                        ---------------

Gambling (Non-Hotel)
(0.12%)
Pinnacle Entertainment                                 26,100                      733
Inc (a)
                                                                        ---------------

Hotels & Motels (0.13%)
Gaylord Entertainment                                  14,200                      778
Co (a)
                                                                        ---------------

Instruments - Scientific
(2.50%)
Thermo Fisher Scientific                              291,800                   15,191
Inc (a)
                                                                        ---------------

Investment Management &
Advisory Services (0.19%)
T Rowe Price Group Inc                                 23,800                    1,182
                                                                        ---------------

Lasers - Systems &
Components (2.33%)
Cymer Inc (a)                                         348,700                   14,126
                                                                        ---------------

Life & Health Insurance
(0.55%)
Cigna Corp                                             20,000                    3,112
Reinsurance Group of                                    3,200                      199
America Inc
                                                                        ---------------
                                                                                 3,311
                                                                        ---------------
Machinery - Construction &
Mining (1.43%)
Joy Global Inc (b)                                     10,800                      547
Terex Corp (a)                                        104,266                    8,117
                                                                        ---------------
                                                                                 8,664
                                                                        ---------------
Machinery - General
Industry (1.71%)
Manitowoc Co Inc/The                                  151,930                   10,366
                                                                        ---------------

Medical - Biomedical/Gene
(4.04%)
Advanced Magnetics                                     18,700                    1,231
Inc (a)(b)
Biogen Idec Inc (a)                                   265,500                   12,534
Celgene Corp (a)(b)                                   175,800                   10,752
                                                                        ---------------
                                                                                24,517
                                                                        ---------------
Medical - Drugs (0.35%)
Endo Pharmaceuticals                                    9,200                      285
Holdings Inc (a)(b)
Forest Laboratories Inc (a)                            22,600                    1,202
Sepracor Inc (a)(b)                                    12,000                      644
                                                                        ---------------
                                                                                 2,131
                                                                        ---------------
Medical - Generic Drugs
(0.05%)
Barr Pharmaceuticals                                    6,300                      305
Inc (a)(b)
                                                                        ---------------

Medical - HMO (0.55%)
Health Net Inc (a)(b)                                  62,000                    3,352
                                                                        ---------------

Metal Processors &
Fabrication (0.52%)
Precision Castparts                                    30,500                    3,175
Corp (b)
                                                                        ---------------

Multi-Line Insurance
(1.61%)
CNA Financial Corp                                     68,500                    3,197

Multi-Line Insurance
HCC Insurance Holdings Inc                            214,700                    6,583
                                                                        ---------------
                                                                                 9,780
                                                                        ---------------
Non-Ferrous Metals (3.07%)
RTI International Metals                               94,200                    8,880
Inc (a)(b)
Titanium Metals Corp (a)(b)                           283,055                    9,774
                                                                        ---------------
                                                                                18,654
                                                                        ---------------
Oil - Field Services
(0.60%)
Baker Hughes Inc                                       14,500                    1,166
Smith International Inc (b)                            34,400                    1,804
Tidewater Inc (b)                                      11,100                      701
                                                                        ---------------
                                                                                 3,671
                                                                        ---------------
Oil & Gas Drilling (1.01%)
Diamond Offshore Drilling                               7,400                      633
Inc
Transocean Inc (a)(b)                                  63,700                    5,491
                                                                        ---------------
                                                                                 6,124
                                                                        ---------------
Oil Company - Exploration
& Production (1.43%)
Newfield Exploration Co (a)                            86,500                    3,784
Pioneer Natural Resources                              13,400                      673
Co (b)
Southwestern Energy                                   101,100                    4,246
Co (a)(b)
                                                                        ---------------
                                                                                 8,703
                                                                        ---------------
Oil Field Machinery &
Equipment (2.78%)
National Oilwell Varco                                199,000                   16,885
Inc (a)(b)
                                                                        ---------------

Oil Refining & Marketing
(3.46%)
Frontier Oil Corp                                      82,000                    2,897
Holly Corp (b)                                         41,200                    2,620
Tesoro Corp (b)                                       127,800                   15,490
                                                                        ---------------
                                                                                21,007
                                                                        ---------------
Pharmacy Services (0.44%)
Medco Health Solutions                                 34,600                    2,700
Inc (a)
                                                                        ---------------

Pipelines (0.19%)
Equitable Resources Inc                                 4,900                      255
Questar Corp                                            9,100                      884
                                                                        ---------------
                                                                                 1,139
                                                                        ---------------
Printing - Commercial
(0.28%)
Cenveo Inc (a)(b)                                      66,200                    1,698
                                                                        ---------------

Private Corrections (0.53%)
Corrections Corp of                                    56,800                    3,226
America (a)
                                                                        ---------------

Property & Casualty
Insurance (1.51%)
Chubb Corp                                             69,500                    3,741
Philadelphia Consolidated                             124,700                    5,412
Holding Co (a)(b)
                                                                        ---------------
                                                                                 9,153
                                                                        ---------------
Racetracks (1.00%)
Penn National Gaming                                  125,046                    6,045
Inc (a)(b)
                                                                        ---------------

Real Estate Magagement &
Services (0.05%)
CB Richard Ellis Group                                  8,400                      284
Inc (a)(b)
                                                                        ---------------

Regional Banks (0.69%)
PNC Financial Services                                 56,400                    4,179
Group Inc
                                                                        ---------------


REITS - Apartments (0.75%)
Archstone-Smith Trust                                  87,100                    4,539
                                                                        ---------------

REITS - Office Property
(0.24%)
SL Green Realty Corp (b)                               10,500                    1,479
                                                                        ---------------

REITS - Shopping Centers
(0.21%)
Equity One Inc (b)                                     45,100                    1,260
                                                                        ---------------

REITS - Warehouse &
Industrial (0.41%)
AMB Property Corp                                      41,000                    2,497
                                                                        ---------------

Research & Development
(1.99%)
Pharmaceutical Product                                335,000                   12,083
Development Inc (b)
                                                                        ---------------

Retail - Apparel & Shoe
(3.78%)
Abercrombie & Fitch Co (b)                             15,900                    1,299
DSW Inc (a)(b)                                         35,300                    1,368
Men's Wearhouse Inc (b)                               162,800                    7,044
Nordstrom Inc (b)                                     216,900                   11,912
Ross Stores Inc                                        20,000                      663
Tween Brands Inc (a)(b)                                16,400                      642
                                                                        ---------------
                                                                                22,928
                                                                        ---------------
Retail - Auto Parts (1.02%)
Autozone Inc (a)(b)                                    46,500                    6,186
                                                                        ---------------

Retail - Consumer
Electronics (0.04%)
Circuit City Stores Inc (b)                            15,100                      264
                                                                        ---------------

Retail - Discount (0.48%)
TJX Cos Inc                                           104,700                    2,920
                                                                        ---------------

Retail - Major Department
Store (0.42%)
JC Penney Co Inc                                       32,598                    2,578
                                                                        ---------------

Retail - Office Supplies
(1.32%)
OfficeMax Inc (b)                                     163,100                    8,028
                                                                        ---------------

Retail - Restaurants
(0.10%)
Darden Restaurants Inc                                 14,500                      601
                                                                        ---------------

Savings & Loans - Thrifts
(0.17%)
Provident Financial                                    62,000                    1,063
Services Inc
                                                                        ---------------

Semiconductor Component -
Integrated Circuits (0.29%)
Cypress Semiconductor                                  61,600                    1,406
Corp (a)
Integrated Device                                      23,700                      355
Technology Inc (a)
                                                                        ---------------
                                                                                 1,761

                                                                        ---------------
Semiconductor Equipment
(1.43%)
Varian Semiconductor                                  130,900                    8,687
Equipment Associates
Inc (a)(b)
                                                                        ---------------

Steel - Specialty (3.16%)
Allegheny Technologies                                175,117                   19,189
Inc (b)
                                                                        ---------------

Telecommunication Services
(0.18%)
Time Warner Telecom                                    52,000                    1,066
Inc (a)(b)
                                                                        ---------------

Telephone - Integrated
(0.12%)
Citizens Communications                                44,900                      699
Co (b)
                                                                        ---------------

Therapeutics (2.10%)
Amylin Pharmaceuticals                                279,900                   11,568
Inc (a)(b)
Gilead Sciences Inc (a)(b)                             14,300                    1,169
                                                                        ---------------
                                                                                12,737
                                                                        ---------------
Tobacco (1.11%)
Loews Corp - Carolina                                  88,400                    6,765
Group
                                                                        ---------------

Vitamins & Nutrition
Products (0.47%)
NBTY Inc (a)                                           57,800                    2,856
                                                                        ---------------

Wire & Cable Products
(1.35%)
Belden CDT Inc (b)                                    146,300                    8,175
                                                                        ---------------

Wireless Equipment (0.68%)
American Tower Corp (a)                               108,220                    4,112
                                                                        ---------------

X-Ray Equipment (0.09%)
Hologic Inc (a)(b)                                      9,996                      575
                                                                        ---------------
TOTAL COMMON STOCKS                                                  $         582,498
                                                                        ---------------
                                                      Principal
                                                   Amount (000's)        Value (000's)
MONEY MARKET FUNDS (25.97%)
Money Center Banks (25.97%)
BNY Institutional Cash                                157,687                  157,687
Reserve Fund (c)
                                                                        ---------------
TOTAL MONEY MARKET FUNDS                                             $         157,687
                                                                        ---------------
Total Investments                                                    $         740,185
Liabilities in Excess of                                                     (132,909)
Other Assets, Net -
(21.89)%
                                                                        ---------------
TOTAL NET ASSETS - 100.00%                                           $         607,276
                                                                        ===============
                                                                        ---------------

                                                                        ===============

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            52,876
Unrealized Depreciation                                           (28,151)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                          24,725
Cost for federal income tax purposes                               715,460
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------- ----- -----------------
Sector                                                             Percent
--------------------- ----------------------------- ----- -----------------
Financial                                                           33.24%
Consumer, Cyclical                                                  21.09%
Consumer,                                                           16.62%
Non-cyclical
Industrial                                                          16.31%
Technology                                                          15.03%
Energy                                                               9.55%
Basic Materials                                                      6.23%
Utilities                                                            1.96%
Communications                                                       1.86%
Liabilities in                                                   (-21.89%)
Excess of Other
Assets, Net
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================


Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Value Fund

                                                    Shares Held              Value (000's)
COMMON STOCKS (97.10%)
Aerospace & Defense (0.35%)
Empresa Brasileira de                                    30,578        $               1,435
Aeronautica SA ADR
Spirit Aerosystems                                       44,300                        1,401
Holdings Inc (a)
                                                                          -------------------
                                                                                       2,836
                                                                          -------------------
Airlines (0.11%)
AMR Corp (a)(b)                                          33,300                          869
                                                                          -------------------

Apparel Manufacturers
(1.48%)
Hanesbrands Inc (a)                                      82,800                        2,202
Jones Apparel Group Inc (b)                             115,000                        3,840
Liz Claiborne Inc (b)                                    76,400                        3,416
Phillips-Van Heusen                                      45,900                        2,566
                                                                          -------------------
                                                                                      12,024
                                                                          -------------------
Appliances (1.28%)
Whirlpool Corp                                           97,705                       10,360
                                                                          -------------------

Auto/Truck Parts &
Equipment - Original
(0.96%)
Autoliv Inc                                              65,500                        3,809
TRW Automotive Holdings                                 108,200                        4,010
Corp (a)
                                                                          -------------------
                                                                                       7,819
                                                                          -------------------
Batteries & Battery
Systems (0.41%)
Energizer Holdings Inc (a)                               34,600                        3,362
                                                                          -------------------

Beverages - Non-Alcoholic
(0.08%)
Pepsi Bottling Group Inc                                 18,600                          610
                                                                          -------------------

Beverages - Wine & Spirits
(0.73%)
Constellation Brands                                    263,431                        5,903
Inc (a)(b)
                                                                          -------------------

Brewery (0.25%)
Molson Coors Brewing Co (b)                              21,500                        2,027
                                                                          -------------------

Building - Heavy
Construction (0.42%)
Chicago Bridge & Iron Co                                 98,596                        3,414
NV
                                                                          -------------------

Building - Maintenance &
Service (0.12%)
ABM Industries Inc                                       36,000                        1,013
                                                                          -------------------

Building - Residential &
Commercial (3.06%)
Centex Corp (b)                                          67,188                        3,008
Hovnanian Enterprises                                   127,654                        3,062
Inc (a)(b)
KB Home                                                 103,939                        4,585
Lennar Corp                                              85,500                        3,652
Meritage Homes Corp (a)(b)                               89,500                        3,115
NVR Inc (a)(b)                                            7,451                        6,140
Ryland Group Inc (b)                                     29,900                        1,325
                                                                          -------------------
                                                                                      24,887
                                                                          -------------------

Building Products - Air &
Heating (0.07%)
Goodman Global Inc (a)(b)                                30,000                          559
                                                                          -------------------

Cellular
Telecommunications (0.53%)
Alltel Corp                                              68,200                        4,275
                                                                          -------------------

Chemicals - Diversified
(2.53%)
Celanese Corp                                            75,500                        2,504
FMC Corp                                                 46,100                        3,546
Huntsman Corp. (b)                                      150,800                        2,956
Lyondell Chemical Co                                    173,257                        5,392
PPG Industries Inc                                       74,800                        5,504
Rohm & Haas Co (b)                                       13,000                          665
                                                                          -------------------
                                                                                      20,567
                                                                          -------------------
Chemicals - Specialty
(1.50%)
Albemarle Corp (b)                                      108,100                        4,589
Eastman Chemical Co (b)                                  66,800                        4,522
Hercules Inc (a)                                         60,500                        1,140
Lubrizol Corp                                            32,600                        1,954
                                                                          -------------------
                                                                                      12,205
                                                                          -------------------
Coal (0.42%)
Arch Coal Inc (b)                                        45,203                        1,630
Peabody Energy Corp (b)                                  37,678                        1,808
                                                                          -------------------
                                                                                       3,438
                                                                          -------------------
Commercial Banks (1.76%)
Colonial BancGroup Inc/The                              122,000                        2,935
Marshall & Ilsley Corp                                   40,500                        1,945
UnionBanCal Corp                                         55,800                        3,431
Webster Financial Corp                                   33,400                        1,485
Zions Bancorporation                                     55,200                        4,515
                                                                          -------------------
                                                                                      14,311
                                                                          -------------------
Commercial Services (0.34%)
Convergys Corp (a)                                      107,900                        2,726
                                                                          -------------------

Computer Services (1.64%)
Affiliated Computer                                      57,600                        3,451
Services Inc (a)(b)
Computer Sciences Corp (a)                               77,700                        4,315
Electronic Data Systems                                 191,100                        5,588
Corp
                                                                          -------------------
                                                                                      13,354
                                                                          -------------------
Computers - Integrated
Systems (0.72%)
NCR Corp (a)                                            116,800                        5,887
                                                                          -------------------

Computers - Peripheral
Equipment (0.90%)
Lexmark International                                   133,931                        7,299
Inc (a)(b)
                                                                          -------------------

Containers - Metal & Glass
(0.16%)
Greif Inc                                                23,600                        1,312
                                                                          -------------------

Containers - Paper &
Plastic (0.73%)
Bemis Co Inc                                            101,400                        3,368
Sonoco Products Co                                       59,400                        2,533
                                                                          -------------------
                                                                                       5,901
                                                                          -------------------
Cosmetics & Toiletries
(0.53%)
Alberto-Culver Co                                       178,100                        4,326
                                                                          -------------------


Distribution & Wholesale
(0.37%)
Ingram Micro Inc (a)                                    155,000                        3,041
                                                                          -------------------

Diversified Manufacturing
Operations (2.51%)
Eaton Corp                                              100,645                        8,979
Ingersoll-Rand Co Ltd                                   102,204                        4,563
Parker Hannifin Corp                                     45,500                        4,192
Teleflex Inc                                             37,500                        2,694
                                                                          -------------------
                                                                                      20,428
                                                                          -------------------
Diversified Minerals
(0.51%)
Teck Cominco Ltd                                         54,700                        4,159
                                                                          -------------------

Diversified Operations
(0.33%)
Walter Industries Inc                                    90,500                        2,690
                                                                          -------------------

Electric - Integrated
(8.44%)
American Electric Power Co                              110,900                        5,569
Inc
Centerpoint Energy Inc (b)                              286,954                        5,403
Constellation Energy Group                              149,500                       13,324
Inc
DPL Inc (b)                                             177,696                        5,571
DTE Energy Co (b)                                        38,800                        1,963
Edison International                                    234,512                       12,277
Entergy Corp                                             25,500                        2,885
FirstEnergy Corp                                         89,200                        6,105
Northeast Utilities                                      30,100                          968
Pepco Holdings Inc (b)                                  116,100                        3,427
Progress Energy Inc                                      43,800                        2,214
TECO Energy Inc (b)                                     133,800                        2,402
TXU Corp                                                 37,884                        2,484
Wisconsin Energy Corp                                    81,800                        3,991
                                                                          -------------------
                                                                                      68,583
                                                                          -------------------
Electronic Components -
Miscellaneous (0.79%)
AVX Corp.                                                 2,500                           42
Sanmina-SCI Corp (a)                                    110,000                          379
Solectron Corp (a)                                      854,600                        2,863
Vishay Intertechnology                                  186,900                        3,112
Inc (a)
                                                                          -------------------
                                                                                       6,396
                                                                          -------------------
Electronic Components -
Semiconductors (0.21%)
International Rectifier                                  48,659                        1,717
Corp (a)
                                                                          -------------------

Electronic Design
Automation (0.46%)
Synopsys Inc (a)                                        135,400                        3,745
                                                                          -------------------

Electronic Parts
Distribution (1.09%)
Arrow Electronics                                        94,200                        3,723
Inc (a)(b)
Avnet Inc (a)(b)                                        126,100                        5,157
                                                                          -------------------
                                                                                       8,880
                                                                          -------------------
Electronics - Military
(0.18%)
L-3 Communications                                       16,200                        1,457
Holdings Inc
                                                                          -------------------

Engineering - Research &
Development Services
(0.53%)
EMCOR Group Inc (a)(b)                                    6,600                          414
URS Corp (a)                                             89,800                        3,924
                                                                          -------------------
                                                                                       4,338
                                                                          -------------------
Fiduciary Banks (0.67%)
Northern Trust Corp                                      60,300                        3,796

Fiduciary Banks
Wilmington Trust Corp                                    41,600                        1,683
                                                                          -------------------
                                                                                       5,479
                                                                          -------------------
Finance - Commercial
(0.73%)
CIT Group Inc                                            99,900                        5,959
                                                                          -------------------

Finance - Consumer Loans
(0.04%)
Nelnet Inc (b)                                           12,300                          331
                                                                          -------------------

Finance - Investment
Banker & Broker (0.81%)
Bear Stearns Cos Inc/The                                 39,544                        6,157
Raymond James Financial                                  14,600                          448
Inc
                                                                          -------------------
                                                                                       6,605
                                                                          -------------------
Finance - Mortgage
Loan/Banker (0.68%)
IndyMac Bancorp Inc (b)                                 181,783                        5,497
                                                                          -------------------

Financial Guarantee
Insurance (0.67%)
PMI Group Inc/The                                       112,132                        5,435
                                                                          -------------------

Food - Canned (0.25%)
Del Monte Foods Co                                      175,500                        2,036
                                                                          -------------------

Food - Meat Products
(1.43%)
Hormel Foods Corp                                        55,800                        2,125
Smithfield Foods Inc (a)(b)                             195,600                        5,980
Tyson Foods Inc (b)                                     169,000                        3,542
                                                                          -------------------
                                                                                      11,647
                                                                          -------------------
Food -
Miscellaneous/Diversified
(1.99%)
ConAgra Foods Inc                                       213,900                        5,258
Corn Products                                            87,700                        3,492
International Inc
HJ Heinz Co                                              91,200                        4,296
McCormick & Co Inc/MD                                    83,400                        3,096
                                                                          -------------------
                                                                                      16,142
                                                                          -------------------
Food - Retail (1.95%)
Kroger Co/The                                           293,904                        8,673
Safeway Inc                                             198,400                        7,202
                                                                          -------------------
                                                                                      15,875
                                                                          -------------------
Food - Wholesale &
Distribution (0.47%)
SUPERVALU Inc (b)                                        83,600                        3,837
                                                                          -------------------

Gas - Distribution (2.87%)
AGL Resources Inc                                       100,400                        4,372
Atmos Energy Corp (b)                                   223,201                        7,080
NiSource Inc                                            221,200                        5,439
Sempra Energy                                            65,000                        4,126
Southwest Gas Corp                                        2,400                           91
UGI Corp                                                 76,600                        2,172
                                                                          -------------------
                                                                                      23,280
                                                                          -------------------
Human Resources (0.52%)
Manpower Inc                                             52,600                        4,221
                                                                          -------------------

Independent Power Producer
(1.30%)
Mirant Corp (a)                                         143,412                        6,435
NRG Energy Inc (a)(b)                                    52,293                        4,129
                                                                          -------------------
                                                                                      10,564

                                                                          -------------------

Industrial Gases (0.76%)
Air Products & Chemicals                                 81,100                        6,204
Inc
                                                                          -------------------

Internet Application
Software (0.11%)
RealNetworks Inc (a)                                    115,400                          871
                                                                          -------------------

Internet Security (0.25%)
Check Point Software                                     85,118                        2,004
Technologies (a)
                                                                          -------------------

Investment Management &
Advisory Services (0.72%)
Ameriprise Financial Inc                                 98,900                        5,882
                                                                          -------------------

Leisure & Recreation
Products (0.58%)
Brunswick Corp/DE (b)                                   143,500                        4,701
                                                                          -------------------

Life & Health Insurance
(1.52%)
Cigna Corp                                               34,900                        5,430
Nationwide Financial                                     64,900                        3,708
Services
Reinsurance Group of                                     12,500                          779
America Inc
Stancorp Financial Group                                 51,900                        2,470
Inc
                                                                          -------------------
                                                                                      12,387
                                                                          -------------------
Machinery - Construction &
Mining (0.90%)
Joy Global Inc (b)                                       28,038                        1,420
Terex Corp (a)                                           75,406                        5,870
                                                                          -------------------
                                                                                       7,290
                                                                          -------------------
Medical - Biomedical/Gene
(0.04%)
Bio-Rad Laboratories                                      4,700                          333
Inc (a)(b)
                                                                          -------------------

Medical - Drugs (0.81%)
King Pharmaceuticals                                    247,400                        5,059
Inc (a)(b)
Shire PLC ADR                                            21,320                        1,490
                                                                          -------------------
                                                                                       6,549
                                                                          -------------------
Medical - Generic Drugs
(0.20%)
Watson Pharmaceuticals                                   59,000                        1,611
Inc (a)
                                                                          -------------------

Medical - HMO (1.10%)
Aetna Inc                                                63,305                        2,968
AMERIGROUP Corp (a)(b)                                   19,000                          535
Coventry Health Care                                     30,181                        1,745
Inc (a)
Health Net Inc (a)(b)                                    68,500                        3,703
                                                                          -------------------
                                                                                       8,951
                                                                          -------------------
Medical - Hospitals (0.51%)
LifePoint Hospitals                                      58,076                        2,120
Inc (a)(b)
Universal Health Services                                32,700                        1,986
Inc (b)
                                                                          -------------------
                                                                                       4,106
                                                                          -------------------
Medical Instruments (0.38%)
Beckman Coulter Inc                                      49,700                        3,122
                                                                          -------------------

Metal - Diversified (0.51%)
Freeport-McMoRan Copper &                                61,700                        4,144
Gold Inc
                                                                          -------------------

Metal - Iron (0.68%)
Cleveland-Cliffs Inc (b)                                 79,300                        5,495
                                                                          -------------------


Metal Processors &
Fabrication (0.29%)
Timken Co (b)                                            71,000                        2,342
                                                                          -------------------

Motorcycle/Motor Scooter
(0.35%)
Harley-Davidson Inc (b)                                  44,764                        2,834
                                                                          -------------------

Multi-Line Insurance
(1.29%)
Assurant Inc (b)                                         83,800                        4,821
CNA Financial Corp                                       49,600                        2,315
Old Republic International                              155,600                        3,309
Corp
                                                                          -------------------
                                                                                      10,445
                                                                          -------------------
Networking Products (0.01%)
3Com Corp (a)                                            25,700                          104
                                                                          -------------------

Non-Hazardous Waste
Disposal (0.26%)
Republic Services Inc                                    76,500                        2,137
                                                                          -------------------

Oil - Field Services
(0.29%)
Oceaneering International                                49,600                        2,358
Inc (a)(b)
                                                                          -------------------

Oil & Gas Drilling (0.44%)
Noble Corp (b)                                           42,700                        3,596
                                                                          -------------------

Oil Company - Exploration
& Production (1.90%)
Canadian Natural Resources                               27,317                        1,628
Ltd (b)
Denbury Resources                                        61,207                        2,025
Inc (a)(b)
Murphy Oil Corp                                          38,200                        2,118
Newfield Exploration Co (a)                              99,700                        4,362
Quicksilver Resources                                    42,799                        1,791
Inc (a)
Southwestern Energy Co (a)                               29,587                        1,243
Talisman Energy Inc (b)                                  79,680                        1,514
XTO Energy Inc                                           13,539                          735
                                                                          -------------------
                                                                                      15,416
                                                                          -------------------
Oil Company - Integrated
(0.94%)
Hess Corp                                               134,700                        7,644
                                                                          -------------------

Oil Field Machinery &
Equipment (0.17%)
National Oilwell Varco                                   16,500                        1,400
Inc (a)
                                                                          -------------------

Oil Refining & Marketing
(1.67%)
Frontier Oil Corp                                       122,200                        4,317
Sunoco Inc                                               40,526                        3,061
Tesoro Corp (b)                                          51,400                        6,230
                                                                          -------------------
                                                                                      13,608
                                                                          -------------------
Paper & Related Products
(0.39%)
Smurfit-Stone Container                                 261,300                        3,149
Corp (a)
                                                                          -------------------

Pharmacy Services (0.16%)
Omnicare Inc (b)                                         38,228                        1,268
                                                                          -------------------

Pipelines (1.55%)
National Fuel Gas Co (b)                                112,631                        5,295
Oneok Inc                                               111,600                        5,403
Williams Cos Inc                                         64,900                        1,914
                                                                          -------------------
                                                                                      12,612
                                                                          -------------------

Printing - Commercial
(0.61%)
RR Donnelley & Sons Co                                  124,100                        4,989
                                                                          -------------------

Property & Casualty
Insurance (1.99%)
Fidelity National                                       238,000                        6,067
Financial Inc
First American Corp (b)                                  72,400                        3,729
Markel Corp (a)                                           2,800                        1,285
WR Berkley Corp                                         108,800                        3,535
Zenith National Insurance                                33,265                        1,538
Corp (b)
                                                                          -------------------
                                                                                      16,154
                                                                          -------------------
Publishing - Books (0.10%)
Scholastic Corp (a)(b)                                   25,200                          778
                                                                          -------------------

Publishing - Newspapers
(1.25%)
Gannett Co Inc                                          105,100                        5,997
McClatchy Co (b)                                          2,200                           64
Washington Post Co/The                                    5,500                        4,092
                                                                          -------------------
                                                                                      10,153
                                                                          -------------------
Racetracks (0.16%)
International Speedway                                   27,100                        1,339
Corp
                                                                          -------------------

Reinsurance (0.72%)
Endurance Specialty                                     141,702                        5,302
Holdings Ltd
Transatlantic Holdings Inc                                7,800                          542
                                                                          -------------------
                                                                                       5,844
                                                                          -------------------
REITS - Apartments (1.49%)
Apartment Investment &                                   43,700                        2,417
Management Co (b)
AvalonBay Communities                                    22,800                        2,787
Inc (b)
Camden Property Trust (b)                                53,405                        3,720
Essex Property Trust                                     24,500                        3,157
Inc (b)
                                                                          -------------------
                                                                                      12,081
                                                                          -------------------
REITS - Diversified (2.49%)
Colonial Properties                                     118,105                        5,859
Trust (b)
Duke Realty Corp                                         71,500                        3,082
iStar Financial Inc                                     134,485                        6,445
Liberty Property Trust (b)                               99,600                        4,820
                                                                          -------------------
                                                                                      20,206
                                                                          -------------------
REITS - Healthcare (1.41%)
Health Care REIT Inc                                     60,456                        2,735
Ventas Inc                                              206,800                        8,719
                                                                          -------------------
                                                                                      11,454
                                                                          -------------------
REITS - Hotels (1.49%)
DiamondRock Hospitality                                  62,100                        1,136
Co (b)
Hospitality Properties                                  105,200                        4,790
Trust (b)
Host Hotels & Resorts                                   240,900                        6,176
Inc (b)
                                                                          -------------------
                                                                                      12,102
                                                                          -------------------
REITS - Mortgage (0.37%)
Annaly Capital Management                               186,700                        2,970
Inc (b)
                                                                          -------------------

REITS - Office Property
(0.92%)
Brandywine Realty Trust (b)                              52,200                        1,716
HRPT Properties Trust (b)                               195,500                        2,393
Mack-Cali Realty Corp (b)                                69,300                        3,394
                                                                          -------------------
                                                                                       7,503
                                                                          -------------------

REITS - Regional Malls
(0.33%)
Taubman Centers Inc                                      47,700                        2,674
                                                                          -------------------

REITS - Shopping Centers
(1.36%)
Developers Diversified                                   83,075                        5,408
Realty Corp (b)
Kimco Realty Corp (b)                                    76,100                        3,658
Regency Centers Corp                                     24,000                        1,978
                                                                          -------------------
                                                                                      11,044
                                                                          -------------------
REITS - Storage (0.60%)
Public Storage Inc                                       52,000                        4,853
                                                                          -------------------

REITS - Warehouse &
Industrial (1.73%)
EastGroup Properties Inc                                 19,200                          962
First Industrial Realty                                 119,441                        5,231
Trust Inc
Prologis                                                121,100                        7,847
                                                                          -------------------
                                                                                      14,040
                                                                          -------------------
Rental - Auto & Equipment
(0.52%)
Rent-A-Center Inc/TX (a)(b)                              38,700                        1,077
United Rentals Inc (a)(b)                                93,227                        3,123
                                                                          -------------------
                                                                                       4,200
                                                                          -------------------
Retail - Apparel & Shoe
(0.03%)
AnnTaylor Stores                                          7,300                          281
Corp (a)(b)
                                                                          -------------------

Retail - Auto Parts (0.24%)
Advance Auto Parts Inc                                   46,669                        1,923
                                                                          -------------------

Retail - Automobile (0.56%)
AutoNation Inc (a)(b)                                   222,696                        4,552
Group 1 Automotive Inc (b)                                  900                           37
                                                                          -------------------
                                                                                       4,589
                                                                          -------------------
Retail - Consumer
Electronics (0.36%)
Circuit City Stores Inc (b)                             168,000                        2,932
                                                                          -------------------

Retail - Discount (0.94%)
Dollar Tree Stores Inc (a)                               84,300                        3,314
Family Dollar Stores                                     49,300                        1,570
Inc (b)
TJX Cos Inc                                              99,782                        2,783
                                                                          -------------------
                                                                                       7,667
                                                                          -------------------
Retail - Restaurants
(0.15%)
CEC Entertainment Inc (a)                                28,300                        1,179
                                                                          -------------------

Savings & Loans - Thrifts
(0.17%)
Hudson City Bancorp Inc                                 104,834                        1,396
                                                                          -------------------

Semiconductor Component -
Integrated Circuits (0.24%)
Atmel Corp (a)                                          365,100                        1,942
                                                                          -------------------

Steel - Producers (1.12%)
Chaparral Steel Co                                       22,200                        1,565
United States Steel Corp                                 74,000                        7,514
                                                                          -------------------
                                                                                       9,079
                                                                          -------------------
Telecommunication
Equipment (1.69%)
Arris Group Inc (a)                                     241,718                        3,582
Avaya Inc (a)(b)                                        427,600                        5,525
Tellabs Inc (a)                                         434,600                        4,615
                                                                          -------------------
                                                                                      13,722
                                                                          -------------------

Telecommunication Services
(0.57%)
Embarq Corp                                              77,500                        4,653
                                                                          -------------------

Tobacco (1.27%)
Loews Corp - Carolina                                    73,500                        5,625
Group
UST Inc (b)                                              82,200                        4,659
                                                                          -------------------
                                                                                      10,284
                                                                          -------------------
Toys (1.36%)
Hasbro Inc                                              140,200                        4,432
Mattel Inc                                              233,300                        6,602
                                                                          -------------------
                                                                                      11,034
                                                                          -------------------
Transport - Marine (0.72%)
Frontline Ltd (b)                                         8,180                          309
Ship Finance International                              185,403                        5,514
Ltd (b)
                                                                          -------------------
                                                                                       5,823
                                                                          -------------------
Transport - Services
(0.40%)
Ryder System Inc                                         62,100                        3,269
                                                                          -------------------

Vitamins & Nutrition
Products (0.04%)
NBTY Inc (a)                                              7,124                          352
                                                                          -------------------

Wire & Cable Products
(0.04%)
General Cable Corp (a)(b)                                 5,100                          293
                                                                          -------------------
TOTAL COMMON STOCKS                                                    $             788,991
                                                                          -------------------
                                                    Principal
                                                  Amount (000's)               Value (000's)
MONEY MARKET FUNDS (18.93%)
Money Center Banks (18.93%)
BNY Institutional Cash                                  153,863                      153,863
Reserve Fund (c)
                                                                          -------------------
TOTAL MONEY MARKET FUNDS                                               $             153,863
                                                                          -------------------
Total Investments                                                      $             942,854
Liabilities in Excess of                                                           (130,276)
Other Assets, Net -
(16.03)%
                                                                          -------------------
TOTAL NET ASSETS - 100.00%                                             $             812,578
                                                                          ===================
                                                                          -------------------

                                                                          ===================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            89,276
Unrealized Depreciation                                          (16,529)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         72,747
Cost for federal income tax purposes                              870,107
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------- ----- -----------------
Sector                                                            Percent
--------------------- ---------------------------- ----- -----------------
Financial                                                          42.89%
Consumer,                                                          14.29%
Non-cyclical
Utilities                                                          12.60%
Consumer, Cyclical                                                 12.00%
Industrial                                                          9.85%
Basic Materials                                                     8.00%
Energy                                                              7.39%
Communications                                                      4.50%
Technology                                                          4.18%

Diversified                                                         0.33%
Liabilities in                                                  (-16.03%)
Excess of Other
Assets, Net
                                                         -----------------
TOTAL NET ASSETS                                                  100.00%
                                                         =================


Schedule of Investments

April 30, 2007 (unaudited)
Partners MidCap Value Fund I

                                                 Shares Held             Value (000's)
COMMON STOCKS (96.88%)
Aerospace & Defense (1.18%)
Lockheed Martin Corp                                  2,400        $                231
Northrop Grumman Corp                                51,700                       3,806
Raytheon Co                                           3,938                         211
Rockwell Collins Inc                                122,710                       8,058
                                                                      ------------------
                                                                                 12,306
                                                                      ------------------
Aerospace & Defense
Equipment (0.96%)
Alliant Techsystems Inc (a)                          90,140                       8,395
DRS Technologies Inc                                 23,562                       1,185
Goodrich Corp                                         8,823                         502
                                                                      ------------------
                                                                                 10,082
                                                                      ------------------
Agricultural Chemicals
(0.54%)
Agrium Inc (b)                                      144,860                       5,610
                                                                      ------------------

Apparel Manufacturers
(0.10%)
Coach Inc (a)                                         1,500                          73
Hanesbrands Inc (a)                                   1,900                          51
Jones Apparel Group Inc                               3,800                         127
Liz Claiborne Inc                                    17,583                         786
VF Corp                                                 500                          44
                                                                      ------------------
                                                                                  1,081
                                                                      ------------------
Appliances (0.36%)
Whirlpool Corp                                       35,400                       3,753
                                                                      ------------------

Audio & Video Products
(0.02%)
Harman International                                  1,600                         195
Industries Inc
                                                                      ------------------

Auto - Car & Light Trucks
(0.19%)
Ford Motor Co                                       188,535                       1,516
General Motors Corp                                  14,222                         444
                                                                      ------------------
                                                                                  1,960
                                                                      ------------------
Auto Repair Centers (0.00%)
TravelCenters of America                                626                          28
LLC (a)
                                                                      ------------------

Auto/Truck Parts &
Equipment - Original
(1.80%)
Autoliv Inc                                         108,509                       6,310
BorgWarner Inc                                        1,400                         109
Dana Corp (a)                                        11,100                          11
Johnson Controls Inc                                 99,930                      10,226
TRW Automotive Holdings                              59,083                       2,189
Corp (a)
                                                                      ------------------
                                                                                 18,845
                                                                      ------------------
Beverages - Non-Alcoholic
(0.16%)
Pepsi Bottling Group Inc                             46,023                       1,510
PepsiAmericas Inc                                     5,700                         138
                                                                      ------------------
                                                                                  1,648

                                                                      ------------------
Brewery (0.21%)
Molson Coors Brewing Co                              22,768                       2,147
                                                                      ------------------


Broadcasting Services &
Programming (0.18%)
Liberty Media Holding Corp                           16,376                       1,850
- Capital (a)
                                                                      ------------------

Building - Residential &
Commercial (0.48%)
Centex Corp                                           2,400                         107
DR Horton Inc                                        16,810                         373
KB Home                                               4,603                         203
Lennar Corp                                          90,661                       3,872
Pulte Homes Inc                                      18,847                         507
                                                                      ------------------
                                                                                  5,062
                                                                      ------------------
Building & Construction
Products - Miscellaneous
(0.19%)
USG Corp (a)                                         42,912                       1,980
                                                                      ------------------

Building Products - Air &
Heating (0.41%)
American Standard Cos                                78,079                       4,299
Inc (b)
                                                                      ------------------

Cable TV (0.62%)
Cablevision Systems                                  55,890                       1,832
Corp (a)
Charter Communications                            1,235,310                       3,731
Inc (a)(b)
EchoStar Communications                              19,472                         906
Corp (a)
                                                                      ------------------
                                                                                  6,469
                                                                      ------------------
Casino Hotels (0.33%)
Boyd Gaming Corp                                     75,580                       3,439
                                                                      ------------------

Cellular
Telecommunications (0.40%)
Leap Wireless                                        27,400                       2,091
International Inc (a)
MetroPCS Communications                              59,180                       1,660
Inc (a)
US Cellular Corp (a)                                  5,500                         399
                                                                      ------------------
                                                                                  4,150
                                                                      ------------------
Chemicals - Diversified
(1.91%)
Celanese Corp                                       250,418                       8,306
Dow Chemical Co/The                                 134,938                       6,020
EI Du Pont de Nemours & Co                           25,730                       1,265
FMC Corp                                             31,417                       2,417
Huntsman Corp.                                       52,840                       1,036
Lyondell Chemical Co                                 12,437                         387
PPG Industries Inc                                    7,000                         515
                                                                      ------------------
                                                                                 19,946
                                                                      ------------------
Chemicals - Specialty
(0.90%)
Albemarle Corp                                       42,400                       1,800
Cabot Corp                                           33,340                       1,510
Chemtura Corp                                       264,290                       2,915
Cytec Industries Inc                                 29,507                       1,620
International Flavors &                              22,700                       1,105
Fragrances Inc
Lubrizol Corp                                         8,262                         495
                                                                      ------------------
                                                                                  9,445
                                                                      ------------------
Coal (0.37%)
Arch Coal Inc                                        76,737                       2,768
Foundation Coal Holdings                              7,800                         307
Inc
Massey Energy Co                                     27,800                         749
                                                                      ------------------
                                                                                  3,824
                                                                      ------------------
Coatings & Paint (0.23%)
RPM International Inc                                49,798                       1,059
Valspar Corp                                         49,300                       1,333
                                                                      ------------------
                                                                                  2,392
                                                                      ------------------
Commercial Banks (3.69%)
BOK Financial Corp                                    3,464                         178
Commercial Banks
City National Corp/Beverly                           34,530                       2,528
Hills CA (b)
Commerce Bancshares                                  97,852                       4,632
Inc/Kansas City MO
Compass Bancshares Inc                                8,126                         554
First Horizon National                              102,109                       4,004
Corp
M&T Bank Corp (b)                                    48,294                       5,377
Popular Inc                                          16,200                         272
Regions Financial Corp                               11,154                         391
Synovus Financial Corp                                6,100                         193
UnionBanCal Corp                                     72,799                       4,476
Webster Financial Corp                              195,670                       8,698
Zions Bancorporation                                 89,513                       7,322
                                                                      ------------------
                                                                                 38,625
                                                                      ------------------
Commercial Services (0.26%)
ChoicePoint Inc (a)                                  72,270                       2,744
                                                                      ------------------

Commercial Services -
Finance (0.67%)
H&R Block Inc (b)                                   310,870                       7,029
                                                                      ------------------

Computer Services (0.78%)
Computer Sciences Corp (a)                           16,410                         912
Electronic Data Systems                             240,468                       7,031
Corp
Unisys Corp (a)                                      31,916                         250
                                                                      ------------------
                                                                                  8,193
                                                                      ------------------
Computers (0.05%)
Sun Microsystems Inc (a)                             95,300                         497
                                                                      ------------------

Computers - Integrated
Systems (0.05%)
Diebold Inc                                          10,454                         498
                                                                      ------------------

Computers - Memory Devices
(0.97%)
Seagate Technology                                  457,900                      10,142
                                                                      ------------------

Consulting Services (0.48%)
BearingPoint Inc (a)(b)                             690,775                       5,070
                                                                      ------------------

Consumer Products -
Miscellaneous (1.34%)
Clorox Co                                           163,325                      10,956
Fortune Brands Inc                                    3,400                         272
Jarden Corp (a)                                      62,890                       2,650
Scotts Miracle-Gro Co/The                             4,300                         194
                                                                      ------------------
                                                                                 14,072
                                                                      ------------------
Containers - Metal & Glass
(0.26%)
Crown Holdings Inc (a)                               15,932                         385
Owens-Illinois Inc (a)                               76,198                       2,293
                                                                      ------------------
                                                                                  2,678
                                                                      ------------------
Containers - Paper &
Plastic (0.57%)
Bemis Co Inc                                         31,800                       1,056
Packaging Corp of                                   146,950                       3,639
America (b)
Pactiv Corp (a)                                       2,600                          90
Sealed Air Corp                                       1,800                          59
Sonoco Products Co                                   25,300                       1,079
                                                                      ------------------
                                                                                  5,923
                                                                      ------------------
Cosmetics & Toiletries
(0.17%)
Avon Products Inc                                    34,196                       1,361
Bare Escentuals Inc (a)                              10,900                         441
                                                                      ------------------
                                                                                  1,802
                                                                      ------------------

                                                                      ------------------
Data Processing &
Management (0.09%)
Dun & Bradstreet Corp                                 7,016                         633
Fair Isaac Corp                                         720                          26
Fidelity National                                     6,214                         314
Information Services
                                                                      ------------------
                                                                                    973
                                                                      ------------------
Distribution & Wholesale
(0.15%)
Genuine Parts Co                                      2,100                         104
Tech Data Corp (a)                                   26,633                         946
WESCO International Inc (a)                           7,500                         474
                                                                      ------------------
                                                                                  1,524
                                                                      ------------------
Diversified Manufacturing
Operations (1.56%)
3M Co                                                 6,816                         564
Brink's Co/The                                        6,339                         403
Carlisle Cos Inc                                     65,618                       2,702
Cooper Industries Ltd                               153,696                       7,648
Danaher Corp                                            716                          51
Honeywell International                               7,500                         406
Inc
ITT Corp                                              4,000                         255
Leggett & Platt Inc                                   3,900                          92
Pentair Inc                                           1,180                          38
SPX Corp                                             21,092                       1,495
Teleflex Inc                                         12,300                         883
Textron Inc                                          17,700                       1,800
                                                                      ------------------
                                                                                 16,337
                                                                      ------------------
Diversified Operations
(0.13%)
Leucadia National Corp                               40,411                       1,218
Walter Industries Inc                                 3,200                          95
                                                                      ------------------
                                                                                  1,313
                                                                      ------------------
E-Commerce - Products
(0.05%)
Amazon.Com Inc (a)                                    7,740                         475
                                                                      ------------------

E-Commerce - Services
(0.07%)
Emdeon Corp (a)                                      47,340                         764
                                                                      ------------------

Electric - Generation
(0.20%)
AES Corp/The (a)                                     94,800                       2,085
                                                                      ------------------

Electric - Integrated
(14.74%)
Alliant Energy Corp                                  17,800                         780
American Electric Power Co                          220,753                      11,086
Inc
Centerpoint Energy Inc                              186,369                       3,509
CMS Energy Corp                                     198,291                       3,672
Consolidated Edison Inc                              66,750                       3,422
Constellation Energy Group                           44,120                       3,932
Inc
DPL Inc                                             394,770                      12,376
DTE Energy Co                                         3,940                         199
Duke Energy Corp                                     46,500                         954
Edison International                                293,648                      15,372
Energy East Corp                                        100                           2
Entergy Corp                                        203,013                      22,969
Exelon Corp                                          14,700                       1,109
FirstEnergy Corp                                    114,677                       7,848
FPL Group Inc                                       130,757                       8,417
Great Plains Energy Inc                              81,721                       2,667
Hawaiian Electric                                    19,000                         500
Industries Inc
Integrys Energy Group Inc                            67,285                       3,775
Northeast Utilities                                 135,862                       4,371
NSTAR                                                 1,298                          47
Electric - Integrated
OGE Energy Corp                                      40,384                       1,552
Pepco Holdings Inc                                   37,700                       1,113
PG&E Corp                                           293,974                      14,875
Pinnacle West Capital Corp                           21,815                       1,053
PPL Corp                                            327,925                      14,301
Progress Energy Inc                                  83,896                       4,241
Public Service Enterprise                            12,094                       1,046
Group Inc
SCANA Corp                                           25,800                       1,123
Sierra Pacific                                       25,770                         471
Resources (a)
TXU Corp                                             11,192                         734
Wisconsin Energy Corp                               101,941                       4,974
Xcel Energy Inc                                      71,500                       1,722
                                                                      ------------------
                                                                                154,212
                                                                      ------------------
Electric Products -
Miscellaneous (0.01%)
Molex Inc                                             1,800                          54
                                                                      ------------------

Electronic Components -
Semiconductors (0.29%)
International Rectifier                               5,400                         191
Corp (a)
LSI Corp (a)(b)                                     280,410                       2,383
Spansion Inc (a)                                     48,433                         476
                                                                      ------------------
                                                                                  3,050
                                                                      ------------------
Electronic Connectors
(1.01%)
Amphenol Corp                                       301,672                      10,592
                                                                      ------------------

Electronic Design
Automation (0.13%)
Synopsys Inc (a)                                     50,642                       1,401
                                                                      ------------------

Electronic Measurement
Instruments (0.06%)
Tektronix Inc                                        20,809                         612
                                                                      ------------------

Engineering - Research &
Development Services
(0.29%)
Fluor Corp                                           11,629                       1,112
Shaw Group Inc/The (a)                               37,052                       1,202
URS Corp (a)                                         17,400                         760
                                                                      ------------------
                                                                                  3,074
                                                                      ------------------
Engines - Internal
Combustion (0.11%)
Briggs & Stratton Corp                                1,426                          42
Cummins Inc                                          11,666                       1,075
                                                                      ------------------
                                                                                  1,117
                                                                      ------------------
Entertainment Software
(0.99%)
Activision Inc (a)(b)                               520,192                      10,404
                                                                      ------------------

Fiduciary Banks (1.20%)
Mellon Financial Corp                                61,400                       2,636
Northern Trust Corp                                 147,042                       9,256
State Street Corp                                     9,600                         661
                                                                      ------------------
                                                                                 12,553
                                                                      ------------------
Finance - Commercial
(0.83%)
CIT Group Inc                                       146,366                       8,731
                                                                      ------------------

Finance - Investment
Banker & Broker (1.97%)
AG Edwards Inc                                        4,489                         325
Bear Stearns Cos Inc/The                             67,847                      10,564
E*Trade Financial Corp (a)                           78,503                       1,733
Goldman Sachs Group                                   6,633                       1,450
Inc/The
Lazard Ltd (b)                                       43,580                       2,360

Finance - Investment
Banker & Broker
Lehman Brothers Holdings                             30,700                       2,311
Inc
TD Ameritrade Holding                               109,232                       1,863
Corp (a)
                                                                      ------------------
                                                                                 20,606
                                                                      ------------------
Finance - Mortgage
Loan/Banker (0.04%)
Countrywide Financial Corp                            8,760                         325
Freddie Mac                                           1,500                          97
                                                                      ------------------
                                                                                    422
                                                                      ------------------
Finance - Other Services
(0.75%)
NYSE Euronext                                        93,668                       7,899
                                                                      ------------------

Financial (0.24%)
People's United Financial                           126,500                       2,519
Inc
                                                                      ------------------

Financial Guarantee
Insurance (2.70%)
AMBAC Financial Group Inc                           156,910                      14,404
MBIA Inc                                              6,912                         481
MGIC Investment Corp                                 57,293                       3,530
PMI Group Inc/The                                   140,629                       6,816
Radian Group Inc                                     51,818                       3,011
                                                                      ------------------
                                                                                 28,242
                                                                      ------------------
Food - Canned (0.20%)
Del Monte Foods Co                                  178,988                       2,076
                                                                      ------------------

Food - Meat Products
(0.57%)
Smithfield Foods Inc (a)                            165,281                       5,053
Tyson Foods Inc                                      42,488                         890
                                                                      ------------------
                                                                                  5,943
                                                                      ------------------
Food -
Miscellaneous/Diversified
(0.32%)
ConAgra Foods Inc                                    13,500                         332
Corn Products                                        23,088                         919
International Inc
Kellogg Co                                           33,600                       1,778
Kraft Foods Inc                                       8,400                         281
                                                                      ------------------
                                                                                  3,310
                                                                      ------------------
Food - Retail (1.12%)
Kroger Co/The                                       167,242                       4,935
Safeway Inc                                         185,937                       6,750
                                                                      ------------------
                                                                                 11,685
                                                                      ------------------
Food - Wholesale &
Distribution (1.48%)
SUPERVALU Inc (b)                                   320,812                      14,725
SYSCO Corp                                           23,924                         784
                                                                      ------------------
                                                                                 15,509
                                                                      ------------------
Forestry (0.27%)
Plum Creek Timber Co Inc                             63,800                       2,533
Weyerhaeuser Co                                       3,801                         301
                                                                      ------------------
                                                                                  2,834

                                                                      ------------------
Funeral Services & Related
Items (0.06%)
Service Corp                                         48,730                         592
International/US
                                                                      ------------------

Gas - Distribution (1.12%)
AGL Resources Inc                                    81,656                       3,555
Atmos Energy Corp                                    53,103                       1,684
Energen Corp                                         32,700                       1,833
NiSource Inc                                        126,113                       3,101
Sempra Energy                                         9,200                         584
Southern Union Co                                    23,000                         701

Gas - Distribution
Vectren Corp                                          8,066                         235
                                                                      ------------------
                                                                                 11,693
                                                                      ------------------
Home Decoration Products
(1.01%)
Newell Rubbermaid Inc                               343,450                      10,534
                                                                      ------------------

Hospital Beds & Equipment
(0.01%)
Hillenbrand Industries Inc                            2,035                         124
                                                                      ------------------

Hotels & Motels (0.12%)
Starwood Hotels & Resorts                            18,248                       1,223
Worldwide Inc
                                                                      ------------------

Human Resources (0.46%)
Hewitt Associates Inc (a)                           160,755                       4,783
Manpower Inc                                            440                          35
                                                                      ------------------
                                                                                  4,818
                                                                      ------------------
Independent Power Producer
(0.29%)
Reliant Energy Inc (a)                              136,300                       3,035
                                                                      ------------------

Industrial Gases (1.13%)
Air Products & Chemicals                             61,330                       4,692
Inc
Airgas Inc                                          159,260                       7,095
                                                                      ------------------
                                                                                 11,787
                                                                      ------------------
Instruments - Scientific
(0.63%)
PerkinElmer Inc                                     270,714                       6,551
Thermo Fisher Scientific                                180                          10
Inc (a)
                                                                      ------------------
                                                                                  6,561
                                                                      ------------------
Insurance Brokers (0.41%)
AON Corp                                             34,200                       1,325
Marsh & McLennan Cos Inc                             93,599                       2,973
                                                                      ------------------
                                                                                  4,298
                                                                      ------------------
Internet Infrastructure
Software (0.09%)
Akamai Technologies Inc (a)                          20,900                         921
                                                                      ------------------

Internet Security (0.01%)
McAfee Inc (a)                                        4,459                         145
                                                                      ------------------

Investment Companies
(0.18%)
Allied Capital Corp                                  60,307                       1,743
American Capital                                      3,800                         185
Strategies Ltd
                                                                      ------------------
                                                                                  1,928
                                                                      ------------------
Investment Management &
Advisory Services (0.25%)
Franklin Resources Inc                                3,000                         394
Nuveen Investments Inc (b)                           41,320                       2,202
                                                                      ------------------
                                                                                  2,596
                                                                      ------------------
Leisure & Recreation
Products (0.04%)
Brunswick Corp/DE                                    11,174                         366
                                                                      ------------------

Life & Health Insurance
(1.24%)
Lincoln National Corp                                 2,792                         199
Nationwide Financial                                 24,216                       1,383
Services
Reinsurance Group of                                  4,935                         307
America Inc
Torchmark Corp                                       10,800                         738
Unum Group                                          417,480                      10,387
                                                                      ------------------
                                                                                 13,014
                                                                      ------------------

Machinery - Construction &
Mining (0.10%)
Caterpillar Inc                                       9,332                         678
Joy Global Inc                                        7,000                         354
                                                                      ------------------
                                                                                  1,032
                                                                      ------------------
Machinery - Farm (0.51%)
AGCO Corp (a)                                       127,366                       5,315
                                                                      ------------------

Machinery - Print Trade
(0.00%)
Zebra Technologies Corp (a)                           1,100                          44
                                                                      ------------------

Machinery - Pumps (0.08%)
Flowserve Corp                                       13,500                         824
                                                                      ------------------

Medical - Biomedical/Gene
(0.44%)
Charles River Laboratories                           50,956                       2,413
International (a)(b)
Genzyme Corp (a)                                     33,578                       2,193
                                                                      ------------------
                                                                                  4,606
                                                                      ------------------
Medical - HMO (0.67%)
Coventry Health Care                                 54,320                       3,141
Inc (a)
Health Net Inc (a)(b)                                72,077                       3,897
                                                                      ------------------
                                                                                  7,038
                                                                      ------------------
Medical Information
Systems (0.85%)
IMS Health Inc                                      301,808                       8,852
                                                                      ------------------

Metal - Aluminum (0.09%)
Alcoa Inc                                            26,800                         951
                                                                      ------------------

Metal - Diversified (0.01%)
Freeport-McMoRan Copper &                             1,100                          74
Gold Inc
                                                                      ------------------

Metal Processors &
Fabrication (1.02%)
Commercial Metals Co                                224,030                       7,512
Precision Castparts Corp                                600                          62
Timken Co                                            94,486                       3,116
                                                                      ------------------
                                                                                 10,690
                                                                      ------------------
Miscellaneous
Manufacturers (0.01%)
Aptargroup Inc                                        1,400                         103
                                                                      ------------------

Multi-Line Insurance
(1.28%)
Assurant Inc (b)                                    101,706                       5,851
Cincinnati Financial Corp                           111,906                       5,063
Genworth Financial Inc                               22,100                         806
Hartford Financial                                    3,200                         324
Services Group Inc
Loews Corp                                           13,200                         625
Old Republic International                           31,662                         673
Corp
                                                                      ------------------
                                                                                 13,342
                                                                      ------------------
Multimedia (0.01%)
Viacom Inc (a)                                        2,783                         115
                                                                      ------------------

Music (0.01%)
Warner Music Group Corp                               7,100                         122
                                                                      ------------------

Networking Products (0.35%)
Juniper Networks Inc (a)                            163,414                       3,654
                                                                      ------------------


Non-Hazardous Waste
Disposal (1.50%)
Allied Waste Industries                             816,510                      10,917
Inc (a)(b)
Republic Services Inc                               169,501                       4,734
                                                                      ------------------
                                                                                 15,651
                                                                      ------------------
Office Automation &
Equipment (0.07%)
Pitney Bowes Inc                                     16,200                         778
                                                                      ------------------

Office Furnishings -
Original (0.07%)
Steelcase Inc                                        38,560                         753
                                                                      ------------------

Office Supplies & Forms
(0.00%)
ACCO Brands Corp (a)                                    400                           9
                                                                      ------------------

Oil - Field Services
(0.33%)
Halliburton Co                                        5,700                         181
W-H Energy Services Inc (a)                          61,160                       3,309
                                                                      ------------------
                                                                                  3,490
                                                                      ------------------
Oil & Gas Drilling (0.04%)
Diamond Offshore Drilling                             4,500                         385
Inc
                                                                      ------------------

Oil Company - Exploration
& Production (5.16%)
Chesapeake Energy Corp                               33,521                       1,131
EOG Resources Inc                                   184,658                      13,561
Murphy Oil Corp                                      17,600                         976
Newfield Exploration Co (a)                           5,891                         258
Pioneer Natural Resources                            25,841                       1,297
Co
Range Resources Corp (b)                            675,231                      24,680
Ultra Petroleum Corp (a)(b)                         213,360                      12,102
                                                                      ------------------
                                                                                 54,005
                                                                      ------------------
Oil Company - Integrated
(0.18%)
Hess Corp                                            32,455                       1,842
                                                                      ------------------

Oil Field Machinery &
Equipment (0.23%)
Dresser-Rand Group Inc (a)                           76,384                       2,437
                                                                      ------------------

Oil Refining & Marketing
(0.04%)
Tesoro Corp                                           3,300                         400
                                                                      ------------------

Paper & Related Products
(0.92%)
Domtar Corp (a)                                     124,900                       1,218
International Paper Co                               39,300                       1,482
MeadWestvaco Corp                                   207,399                       6,919
                                                                      ------------------
                                                                                  9,619
                                                                      ------------------
Photo Equipment & Supplies
(0.06%)
Eastman Kodak Co                                     24,394                         608
                                                                      ------------------

Pipelines (2.87%)
El Paso Corp                                         12,250                         184
Equitable Resources Inc                              64,411                       3,350
National Fuel Gas Co                                 43,464                       2,043
Oneok Inc                                            34,917                       1,690
Questar Corp                                         19,880                       1,931
Spectra Energy Corp                                  22,200                         579
Williams Cos Inc                                    688,194                      20,302
                                                                      ------------------
                                                                                 30,079
                                                                      ------------------

Printing - Commercial
(0.00%)
RR Donnelley & Sons Co                                1,078                          43
                                                                      ------------------

Private Corrections (0.39%)
Corrections Corp of                                  72,319                       4,108
America (a)
                                                                      ------------------

Property & Casualty
Insurance (0.17%)
Fidelity National                                    18,997                         484
Financial Inc
First American Corp                                  26,114                       1,345
                                                                      ------------------
                                                                                  1,829
                                                                      ------------------
Publishing - Newspapers
(0.17%)
McClatchy Co                                         17,055                         493
Tribune Co                                           40,395                       1,325
                                                                      ------------------
                                                                                  1,818
                                                                      ------------------
Real Estate Magagement &
Services (0.00%)
CB Richard Ellis Group                                  555                          19
Inc (a)
                                                                      ------------------

Real Estate Operator &
Developer (0.52%)
Forest City Enterprises                              34,873                       2,330
Inc
St Joe Co/The                                        54,558                       3,089
                                                                      ------------------
                                                                                  5,419
                                                                      ------------------
Regional Banks (1.40%)
Comerica Inc                                          6,200                         384
Keycorp                                             383,478                      13,682
PNC Financial Services                                8,302                         615
Group Inc
                                                                      ------------------
                                                                                 14,681
                                                                      ------------------
Reinsurance (1.69%)
Everest Re Group Ltd                                 81,692                       8,221
PartnerRe Ltd                                        94,070                       6,775
RenaissanceRe Holdings Ltd                           49,527                       2,682
                                                                      ------------------
                                                                                 17,678
                                                                      ------------------
REITS - Apartments (1.61%)
Apartment Investment &                              167,363                       9,255
Management Co
Archstone-Smith Trust                                 1,400                          73
Camden Property Trust                                12,300                         857
Equity Residential                                   79,448                       3,689
Home Properties Inc (b)                              38,500                       2,144
UDR Inc                                              26,300                         790
                                                                      ------------------
                                                                                 16,808
                                                                      ------------------
REITS - Diversified (1.03%)
Colonial Properties Trust                             8,400                         417
Duke Realty Corp                                      2,300                          99
iStar Financial Inc                                  35,411                       1,697
Liberty Property Trust                              120,390                       5,826
Rayonier Inc                                         40,271                       1,746
Vornado Realty Trust                                  8,100                         961
                                                                      ------------------
                                                                                 10,746
                                                                      ------------------
REITS - Healthcare (0.17%)
Health Care Property                                 25,900                         917
Investors Inc
Ventas Inc                                           20,151                         849
                                                                      ------------------
                                                                                  1,766
                                                                      ------------------
REITS - Hotels (0.34%)
Host Hotels & Resorts Inc                           140,481                       3,602
                                                                      ------------------

REITS - Mortgage (0.71%)
Annaly Capital Management                           298,704                       4,752
Inc

REITS - Mortgage
CapitalSource Inc                                   103,605                       2,670
                                                                      ------------------
                                                                                  7,422
                                                                      ------------------
REITS - Office Property
(1.70%)
Boston Properties Inc                                 9,486                       1,115
Brandywine Realty Trust                             143,895                       4,732
Douglas Emmett Inc                                   74,281                       1,935
Highwoods Properties                                115,400                       4,706
Inc (b)
Mack-Cali Realty Corp                               108,070                       5,292
                                                                      ------------------
                                                                                 17,780
                                                                      ------------------
REITS - Regional Malls
(0.94%)
CBL & Associates                                     76,433                       3,474
Properties Inc
General Growth Properties                            23,900                       1,526
Inc
Pennsylvania Real Estate                            103,070                       4,788
Investment Trust (b)
                                                                      ------------------
                                                                                  9,788
                                                                      ------------------
REITS - Shopping Centers
(0.31%)
Developers Diversified                               48,487                       3,156
Realty Corp (b)
Kimco Realty Corp                                     2,224                         107
                                                                      ------------------
                                                                                  3,263
                                                                      ------------------
REITS - Storage (0.20%)
Public Storage Inc                                   22,210                       2,073
                                                                      ------------------

Rental - Auto & Equipment
(0.23%)
Avis Budget Group Inc                                80,060                       2,252
Rent-A-Center Inc/TX (a)                              7,062                         197
                                                                      ------------------
                                                                                  2,449
                                                                      ------------------
Retail - Apparel & Shoe
(0.28%)
Foot Locker Inc                                       2,700                          64
Ross Stores Inc                                      86,139                       2,856
                                                                      ------------------
                                                                                  2,920
                                                                      ------------------
Retail - Automobile (0.04%)
United Auto Group Inc                                21,457                         435
                                                                      ------------------

Retail - Bookstore (0.00%)
Barnes & Noble Inc                                      847                          33
                                                                      ------------------

Retail - Consumer
Electronics (0.09%)
Circuit City Stores Inc                              23,376                         408
RadioShack Corp                                      19,775                         575
                                                                      ------------------
                                                                                    983
                                                                      ------------------
Retail - Discount (0.07%)
BJ's Wholesale Club Inc (a)                          21,800                         753
                                                                      ------------------

Retail - Drug Store (0.18%)
CVS/Caremark Corp                                    53,164                       1,927
                                                                      ------------------

Retail - Jewelry (0.07%)
Tiffany & Co                                         15,200                         725
                                                                      ------------------

Retail - Mail Order (0.29%)
Williams-Sonoma Inc (b)                              86,050                       3,031
                                                                      ------------------

Retail - Major Department
Store (0.47%)
Saks Inc                                            204,755                       4,288
Sears Holdings Corp (a)                               3,527                         673
                                                                      ------------------
                                                                                  4,961
                                                                      ------------------

                                                                      ------------------
Retail - Office Supplies
(0.20%)
OfficeMax Inc                                        41,697                       2,052
                                                                      ------------------

Retail - Perfume &
Cosmetics (0.01%)
Sally Beauty Holdings                                14,758                         145
Inc (a)
                                                                      ------------------

Retail - Regional
Department Store (0.01%)
Dillard's Inc                                         2,564                          89
                                                                      ------------------

Rubber - Tires (0.02%)
Goodyear Tire & Rubber                                7,313                         243
Co/The (a)
                                                                      ------------------

Savings & Loans - Thrifts
(0.62%)
Hudson City Bancorp Inc                             251,771                       3,353
New York Community Bancorp                          177,646                       3,102
Inc
                                                                      ------------------
                                                                                  6,455
                                                                      ------------------
Schools (0.02%)
Laureate Education Inc (a)                            4,300                         254
                                                                      ------------------

Semiconductor Component -
Integrated Circuits (0.22%)
Cypress Semiconductor                                26,300                         600
Corp (a)
Integrated Device                                   113,431                       1,699
Technology Inc (a)
                                                                      ------------------
                                                                                  2,299
                                                                      ------------------
Semiconductor Equipment
(0.53%)
Tessera Technologies                                130,189                       5,571
Inc (a)(b)
                                                                      ------------------

Steel - Producers (1.11%)
Steel Dynamics Inc (b)                               78,660                       3,485
United States Steel Corp                             79,543                       8,077
                                                                      ------------------
                                                                                 11,562
                                                                      ------------------
Telecommunication Services
(1.28%)
Embarq Corp (b)                                     163,830                       9,837
Virgin Media Inc                                    140,400                       3,542
                                                                      ------------------
                                                                                 13,379
                                                                      ------------------
Telephone - Integrated
(1.37%)
CenturyTel Inc                                       24,800                       1,142
Cincinnati Bell Inc (a)                             265,860                       1,348
Citizens Communications Co                          195,480                       3,044
Level 3 Communications                               30,100                         167
Inc (a)
Qwest Communications                                399,840                       3,551
International Inc (a)
Sprint Nextel Corp                                  252,895                       5,065
                                                                      ------------------
                                                                                 14,317
                                                                      ------------------
Theaters (0.06%)
Regal Entertainment Group                            29,500                         642
                                                                      ------------------

Therapeutics (0.03%)
Gilead Sciences Inc (a)                               3,500                         286
                                                                      ------------------

Tobacco (0.70%)
Loews Corp - Carolina                                41,550                       3,180
Group
Reynolds American Inc                                64,818                       4,165
                                                                      ------------------
                                                                                  7,345
                                                                      ------------------
Toys (0.15%)
Hasbro Inc                                           48,541                       1,534
                                                                      ------------------


Transport - Equipment &
Leasing (0.06%)
GATX Corp                                            12,944                         634
                                                                      ------------------

Transport - Marine (0.20%)
Alexander & Baldwin Inc                              20,700                       1,107
Teekay Shipping Corp (b)                             17,190                       1,025
                                                                      ------------------
                                                                                  2,132
                                                                      ------------------
Transport - Rail (0.36%)
Norfolk Southern Corp                                70,354                       3,746
                                                                      ------------------

Transport - Services
(0.18%)
FedEx Corp                                            8,300                         875
Laidlaw International Inc                            18,120                         621
Ryder System Inc                                      7,200                         379
                                                                      ------------------
                                                                                  1,875
                                                                      ------------------
Transport - Truck (0.25%)
Landstar System Inc                                  54,980                       2,656
                                                                      ------------------

Water (0.02%)
Aqua America Inc                                      8,641                         191
                                                                      ------------------

Web Portals (0.06%)
Yahoo! Inc (a)                                       22,535                         632
                                                                      ------------------
TOTAL COMMON STOCKS                                                $          1,013,652
                                                                      ------------------
                                                 Principal
                                                Amount (000's)          Value (000's)
MONEY MARKET FUNDS (12.26%)
Money Center Banks (12.26%)
BNY Institutional Cash                              128,270                     128,270
Reserve Fund (c)
                                                                      ------------------
TOTAL MONEY MARKET FUNDS                                           $            128,270
                                                                      ------------------
Total Investments                                                  $          1,141,922
Liabilities in Excess of                                                       (95,652)
Other Assets, Net - (9.14)%
                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                         $          1,046,270
                                                                      ==================
                                                                      ------------------

                                                                      ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $           164,709
Unrealized Depreciation                                           (11,235)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                         153,474
Cost for federal income tax purposes                               988,448
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------------- -----------------
Sector                                                             Percent
--------------------- ----------------------------------- -----------------
Financial                                                           38.46%
Utilities                                                           16.36%
Industrial                                                          11.56%
Consumer,                                                           10.01%
Non-cyclical
Energy                                                               9.22%
Basic Materials                                                      7.09%
Consumer, Cyclical                                                   6.63%
Technology                                                           5.03%
Communications                                                       4.65%
Diversified                                                          0.13%
Liabilities in                                                    (-9.14%)
Excess of Other
Assets, Net
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================


Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Blend Fund

                                                   Shares Held          Value (000's)
COMMON STOCKS (99.87%)
Advanced Materials &
Products (0.29%)
Ceradyne Inc (a)(b)                                      10,000        $       588
                                                                          ---------

Aerospace & Defense (0.71%)
Armor Holdings Inc (a)(b)                                11,600                830
Teledyne Technologies                                    14,200                626
Inc (b)
                                                                          ---------
                                                                             1,456
                                                                          ---------
Aerospace & Defense
Equipment (0.30%)
Orbital Sciences                                         29,500                616
Corp (a)(b)
                                                                          ---------

Airlines (0.50%)
Skywest Inc (a)                                          38,000              1,034
                                                                          ---------

Apparel Manufacturers
(1.40%)
Carter's Inc (b)                                         62,500              1,638
Gymboree Corp (b)                                        12,300                470
Phillips-Van Heusen                                      13,800                771
                                                                          ---------
                                                                             2,879
                                                                          ---------
Applications Software
(1.10%)
Compuware Corp (b)                                      163,100              1,610
Progress Software Corp (b)                               22,000                663
                                                                          ---------
                                                                             2,273
                                                                          ---------
Auction House & Art Dealer
(0.59%)
Sotheby's                                                23,400              1,208
                                                                          ---------

Batteries & Battery
Systems (0.98%)
Greatbatch Inc (a)(b)                                    69,700              2,023
                                                                          ---------

Building & Construction -
Miscellaneous (0.22%)
Layne Christensen Co (a)(b)                              12,000                454
                                                                          ---------

Building Products - Air &
Heating (1.19%)
Comfort Systems USA Inc                                  90,200              1,127
Lennox International Inc                                 38,900              1,315
                                                                          ---------
                                                                             2,442
                                                                          ---------
Chemicals - Diversified
(0.65%)
Georgia Gulf Corp (a)                                    26,900                430
Pioneer Cos Inc (a)(b)                                   17,500                509
Westlake Chemical Corp (a)                               13,500                394
                                                                          ---------
                                                                             1,333
                                                                          ---------
Chemicals - Specialty
(1.32%)
HB Fuller Co                                             85,900              2,196
OM Group Inc (b)                                         10,100                531
                                                                          ---------
                                                                             2,727
                                                                          ---------
Circuit Boards (0.73%)
Park Electrochemical Corp                                54,500              1,501
                                                                          ---------

Commercial Banks (4.07%)
Cascade Bancorp                                          40,400                866

Commercial Banks
Corus Bankshares Inc (a)                                 41,900                704
East West Bancorp Inc                                    19,100                761
Fremont General Corp (a)                                 47,700                360
Hanmi Financial Corp                                     31,200                512
Integra Bank Corp                                        17,700                402
Sterling Bancshares Inc/TX                              107,900              1,233
Sterling Financial Corp/WA                               13,800                407
SVB Financial Group (a)(b)                               27,900              1,429
Whitney Holding Corp                                     28,200                868
Wilshire Bancorp Inc                                     62,100                855
                                                                          ---------
                                                                             8,397
                                                                          ---------
Computer Services (0.35%)
Factset Research Systems                                 11,850                729
Inc
                                                                          ---------

Computers - Integrated
Systems (1.23%)
Agilysys Inc                                             32,700                688
Brocade Communications                                   39,400                385
Systems Inc (b)
Micros Systems Inc (b)                                   13,900                762
MTS Systems Corp                                         16,500                701
                                                                          ---------
                                                                             2,536
                                                                          ---------
Computers - Memory Devices
(1.15%)
Imation Corp                                             38,000              1,402
Komag Inc (a)(b)                                         35,400                974
                                                                          ---------
                                                                             2,376
                                                                          ---------
Consulting Services (1.65%)
Forrester Research Inc (b)                               13,600                350
Watson Wyatt Worldwide Inc                               64,900              3,059
                                                                          ---------
                                                                             3,409
                                                                          ---------
Consumer Products -
Miscellaneous (0.23%)
Playtex Products Inc (b)                                 30,400                463
                                                                          ---------

Containers - Metal & Glass
(1.48%)
Greif Inc                                                42,800              2,380
Silgan Holdings Inc                                      11,500                660
                                                                          ---------
                                                                             3,040

                                                                          ---------
Decision Support Software
(0.34%)
Cognos Inc (b)                                           16,000                690
                                                                          ---------

Diagnostic Equipment
(0.33%)
Immucor Inc (b)                                          21,100                688
                                                                          ---------

Diagnostic Kits (0.62%)
Idexx Laboratories Inc (b)                               14,100              1,271
                                                                          ---------

Disposable Medical
Products (0.54%)
ICU Medical Inc (a)(b)                                   26,600              1,111
                                                                          ---------

Distribution & Wholesale
(0.40%)
Building Materials Holding                               56,200                816
Corp
                                                                          ---------

Diversified Manufacturing
Operations (2.70%)
Acuity Brands Inc                                        27,300              1,614
EnPro Industries Inc (a)(b)                              61,000              2,297
Federal Signal Corp                                      59,100                933

Diversified Manufacturing
Operations
Harsco Corp (a)                                          14,100                719
                                                                          ---------
                                                                             5,563
                                                                          ---------
Diversified Operations &
Commercial Services (1.61%)
Chemed Corp                                              49,000              2,465
Volt Information Sciences                                33,200                848
Inc (a)(b)
                                                                          ---------
                                                                             3,313
                                                                          ---------
Drug Delivery Systems
(0.30%)
Noven Pharmaceuticals                                    26,600                623
Inc (a)(b)
                                                                          ---------

E-Commerce - Products
(0.42%)
NutriSystem Inc (a)(b)                                   14,100                874
                                                                          ---------

Electric - Integrated
(1.73%)
Avista Corp                                              15,900                375
CH Energy Group Inc                                       8,600                413
El Paso Electric Co (b)                                  26,800                707
Idacorp Inc                                              14,300                493
PNM Resources Inc                                        23,900                778
Westar Energy Inc (a)                                    29,400                800
                                                                          ---------
                                                                             3,566

                                                                          ---------
Electric Products -
Miscellaneous (0.26%)
Littelfuse Inc (a)(b)                                    13,500                541
                                                                          ---------

Electronic Components -
Miscellaneous (0.99%)
CTS Corp                                                 57,300                750
Vishay Intertechnology                                   78,100              1,300
Inc (b)
                                                                          ---------
                                                                             2,050
                                                                          ---------
Electronic Components -
Semiconductors (0.24%)
Supertex Inc (a)(b)                                      15,100                495
                                                                          ---------

Electronic Measurement
Instruments (1.12%)
Itron Inc (a)(b)                                         27,500              1,852
Zygo Corp (b)                                            28,200                451
                                                                          ---------
                                                                             2,303
                                                                          ---------
E-Marketing & Information
(0.67%)
Digital River Inc (a)(b)                                 23,600              1,381
                                                                          ---------

Engineering - Research &
Development Services
(2.36%)
EMCOR Group Inc (b)                                      32,100              2,012
Foster Wheeler Ltd (b)                                   21,200              1,459
Shaw Group Inc/The (b)                                   43,000              1,395
                                                                          ---------
                                                                             4,866
                                                                          ---------
Enterprise Software &
Services (1.65%)
Informatica Corp (a)(b)                                  43,500                640
MicroStrategy Inc (a)(b)                                  8,100                922
Packeteer Inc (a)(b)                                     64,700                615
Sybase Inc (b)                                           50,700              1,226
                                                                          ---------
                                                                             3,403
                                                                          ---------
E-Services - Consulting
(0.22%)
Websense Inc (a)(b)                                      18,200                450
                                                                          ---------

Fiduciary Banks (0.68%)
Boston Private Financial                                 11,600                323
Holdings Inc
Wilmington Trust Corp                                    26,500              1,072
                                                                          ---------
                                                                             1,395
                                                                          ---------

Finance - Consumer Loans
(0.64%)
Asta Funding Inc (a)                                     20,188                883
Portfolio Recovery                                        8,000                445
Associates (a)(b)
                                                                          ---------
                                                                             1,328
                                                                          ---------
Finance - Credit Card
(0.26%)
CompuCredit Corp (a)(b)                                  14,700                532
                                                                          ---------

Finance - Investment
Banker & Broker (2.02%)
Investment Technology                                    57,300              2,168
Group Inc (b)
Knight Capital Group                                     91,800              1,487
Inc (a)(b)
optionsXpress Holdings Inc                               20,600                509
                                                                          ---------
                                                                             4,164
                                                                          ---------
Food - Baking (1.29%)
Flowers Foods Inc                                        85,200              2,657
                                                                          ---------

Food -
Miscellaneous/Diversified
(1.61%)
Corn Products                                            83,400              3,321
International Inc
                                                                          ---------

Food - Wholesale &
Distribution (0.20%)
Performance Food Group                                   13,400                419
Co (b)
                                                                          ---------

Footwear & Related Apparel
(0.83%)
Steven Madden Ltd                                        17,000                506
Stride Rite Corp                                         42,500                599
Wolverine World Wide Inc                                 21,500                614
                                                                          ---------
                                                                             1,719
                                                                          ---------
Gambling (Non-Hotel)
(0.40%)
Dover Downs Gaming &                                     64,000                833
Entertainment Inc
                                                                          ---------

Garden Products (0.34%)
Toro Co (a)                                              14,000                703
                                                                          ---------

Gas - Distribution (3.40%)
Atmos Energy Corp                                        54,200              1,719
Energen Corp                                             47,200              2,645
Northwest Natural Gas Co                                 11,000                559
Southwest Gas Corp                                       27,100              1,027
UGI Corp                                                 37,300              1,058
                                                                          ---------
                                                                             7,008
                                                                          ---------
Hotels & Motels (0.23%)
Choice Hotels                                            12,800                482
International Inc (a)
                                                                          ---------

Human Resources (2.04%)
CDI Corp                                                 16,800                498
Heidrick & Struggles                                     18,700                882
International Inc (b)
Kelly Services Inc                                       39,700              1,139
MPS Group Inc (b)                                        84,800              1,161
Spherion Corp (b)                                        61,700                528
                                                                          ---------
                                                                             4,208
                                                                          ---------
Instruments - Controls
(1.77%)
Watts Water Technologies                                 54,900              2,224
Inc (a)
Woodward Governor Co                                     28,800              1,421
                                                                          ---------
                                                                             3,645
                                                                          ---------
Internet Infrastructure
Equipment (0.49%)
Avocent Corp (a)(b)                                      36,200              1,014
                                                                          ---------


Internet Infrastructure
Software (0.29%)
TIBCO Software Inc (a)(b)                                65,800                600
                                                                          ---------

Internet Security (0.28%)
SonicWALL Inc (b)                                        70,500                575
                                                                          ---------

Internet Telephony (0.22%)
j2 Global Communications                                 15,700                452
Inc (a)(b)
                                                                          ---------

Investment Companies
(0.31%)
Apollo Investment Corp (a)                               29,100                639
                                                                          ---------

Lasers - Systems &
Components (0.23%)
Coherent Inc (a)(b)                                      15,000                471
                                                                          ---------

Life & Health Insurance
(0.31%)
Delphi Financial Group                                   14,800                632
                                                                          ---------

Machinery - General
Industry (3.39%)
Applied Industrial                                       64,550              1,734
Technologies Inc
Manitowoc Co Inc/The                                     43,400              2,961
Wabtec Corp                                              61,500              2,285
                                                                          ---------
                                                                             6,980
                                                                          ---------
Medical - Biomedical/Gene
(0.24%)
Lifecell Corp (a)(b)                                     17,100                503
                                                                          ---------

Medical - Drugs (1.78%)
Sciele Pharma Inc (a)(b)                                 95,400              2,358
Viropharma Inc (a)(b)                                    87,300              1,317
                                                                          ---------
                                                                             3,675
                                                                          ---------
Medical - Generic Drugs
(0.20%)
Alpharma Inc (a)                                         17,100                416
                                                                          ---------

Medical - HMO (0.43%)
AMERIGROUP Corp (a)(b)                                   18,700                526
WellCare Health Plans                                     4,500                363
Inc (a)(b)
                                                                          ---------
                                                                               889
                                                                          ---------
Medical - Outpatient &
Home Medical Care (0.43%)
Gentiva Health Services                                  47,100                882
Inc (b)
                                                                          ---------

Medical Instruments (1.43%)
Arthrocare Corp (a)(b)                                   29,500              1,217
Datascope Corp                                           14,700                545
Edwards Lifesciences                                     12,600                617
Corp (b)
SurModics Inc (a)(b)                                     13,900                565
                                                                          ---------
                                                                             2,944
                                                                          ---------
Medical Products (1.25%)
Haemonetics Corp/Mass (b)                                22,500              1,076
West Pharmaceutical                                      30,200              1,503
Services Inc
                                                                          ---------
                                                                             2,579
                                                                          ---------
Metal - Iron (0.31%)
Cleveland-Cliffs Inc (a)                                  9,300                644
                                                                          ---------

Metal Processors &
Fabrication (0.25%)
Mueller Industries Inc                                   15,900                521
                                                                          ---------


Multimedia (0.53%)
Meredith Corp (a)                                        18,800              1,089
                                                                          ---------

Networking Products (1.47%)
Anixter International                                    42,400              3,036
Inc (a)(b)
                                                                          ---------

Office Furnishings -
Original (1.10%)
Herman Miller Inc                                        25,200                867
Knoll Inc                                                60,500              1,405
                                                                          ---------
                                                                             2,272
                                                                          ---------
Oil - Field Services
(3.10%)
Helix Energy Solutions                                   61,600              2,357
Group Inc (a)(b)
SEACOR Holdings Inc (a)(b)                               20,400              1,944
Tidewater Inc (a)                                        33,100              2,092
                                                                          ---------
                                                                             6,393

                                                                          ---------
Oil Company - Exploration
& Production (2.88%)
Cabot Oil & Gas Corp                                     33,300              1,213
Callon Petroleum Co (b)                                  76,900              1,061
Swift Energy Co (a)(b)                                   49,700              2,020
Unit Corp (b)                                            28,700              1,640
                                                                          ---------
                                                                             5,934
                                                                          ---------
Oil Field Machinery &
Equipment (0.50%)
Lufkin Industries Inc                                    16,700              1,039
                                                                          ---------

Oil Refining & Marketing
(0.22%)
Frontier Oil Corp                                        12,900                456
                                                                          ---------

Physician Practice
Management (0.45%)
Pediatrix Medical Group                                  16,300                930
Inc (b)
                                                                          ---------

Power Converter & Supply
Equipment (0.63%)
Advanced Energy Industries                               52,900              1,296
Inc (a)(b)
                                                                          ---------

Printing - Commercial
(0.20%)
Consolidated Graphics                                     5,600                421
Inc (b)
                                                                          ---------

Property & Casualty
Insurance (2.37%)
Navigators Group Inc (b)                                 11,300                577
Philadelphia Consolidated                                33,100              1,437
Holding Co (a)(b)
ProAssurance Corp (b)                                    35,000              1,884
SeaBright Insurance                                      53,400                992
Holdings Inc (b)
                                                                          ---------
                                                                             4,890
                                                                          ---------
Radio (0.16%)
Cox Radio Inc (a)(b)                                     23,900                337
                                                                          ---------

REITS - Diversified (0.26%)
Lexington Realty Trust (a)                               25,600                535
                                                                          ---------

REITS - Healthcare (0.33%)
Medical Properties Trust                                 48,200                686
Inc (a)
                                                                          ---------

REITS - Hotels (0.75%)
Ashford Hospitality Trust                                42,700                512
Inc
DiamondRock Hospitality Co                               26,800                490
Equity Inns Inc                                          32,200                551
                                                                          ---------
                                                                             1,553
                                                                          ---------

REITS - Office Property
(0.43%)
BioMed Realty Trust Inc (a)                              30,700                881
                                                                          ---------

REITS - Regional Malls
(0.24%)
Pennsylvania Real Estate                                 10,700                497
Investment Trust
                                                                          ---------

REITS - Shopping Centers
(0.43%)
Cedar Shopping Centers Inc                               55,200                882
                                                                          ---------

REITS - Warehouse &
Industrial (0.24%)
First Industrial Realty                                  11,100                486
Trust Inc (a)
                                                                          ---------

Rental - Auto & Equipment
(0.41%)
Aaron Rents Inc                                          29,600                840
                                                                          ---------

Research & Development
(0.35%)
Parexel International                                    18,500                727
Corp (a)(b)
                                                                          ---------

Respiratory Products
(0.53%)
Respironics Inc (b)                                      26,700              1,088
                                                                          ---------

Retail - Apparel & Shoe
(1.58%)
Cato Corp/The                                            22,500                486
Charlotte Russe Holding                                  44,900              1,227
Inc (b)
Men's Wearhouse Inc                                      20,000                866
Tween Brands Inc (a)(b)                                  17,400                681
                                                                          ---------
                                                                             3,260
                                                                          ---------
Retail - Automobile (0.46%)
Group 1 Automotive Inc (a)                               12,500                513
Sonic Automotive Inc                                     15,500                443
                                                                          ---------
                                                                               956
                                                                          ---------
Retail - Bedding (0.51%)
Select Comfort Corp (a)(b)                               56,400              1,046
                                                                          ---------

Retail - Convenience Store
(0.42%)
Casey's General Stores Inc                               15,800                397
Pantry Inc/The (a)(b)                                    10,300                464
                                                                          ---------
                                                                               861
                                                                          ---------
Retail - Drug Store (1.30%)
Longs Drug Stores Corp                                   49,100              2,688
                                                                          ---------

Retail - Jewelry (0.62%)
Movado Group Inc                                         39,000              1,284
                                                                          ---------

Retail - Petroleum
Products (0.24%)
World Fuel Services Corp                                 10,600                490
                                                                          ---------

Retail - Restaurants
(1.79%)
CBRL Group Inc (a)                                        9,500                423
Domino's Pizza Inc                                       24,300                784
Jack in the Box Inc (a)(b)                               21,100              1,406
Papa John's International                                35,000              1,075
Inc (a)(b)
                                                                          ---------
                                                                             3,688
                                                                          ---------
Retirement & Aged Care
(0.14%)
Five Star Quality Care                                   25,400                280
Inc (a)(b)
                                                                          ---------


Savings & Loans - Thrifts
(1.92%)
BankUnited Financial                                     77,200              1,671
Corp (a)
FirstFed Financial                                       37,200              2,287
Corp (a)(b)
                                                                          ---------
                                                                             3,958
                                                                          ---------
Semiconductor Component -
Integrated Circuits (0.62%)
Exar Corp (b)                                            35,600                480
Micrel Inc                                               63,500                797
                                                                          ---------
                                                                             1,277
                                                                          ---------
Semiconductor Equipment
(0.97%)
Novellus Systems Inc (a)(b)                              18,300                592
Varian Semiconductor                                     21,200              1,407
Equipment Associates
Inc (b)
                                                                          ---------
                                                                             1,999

                                                                          ---------
Steel - Producers (2.66%)
AK Steel Holding                                         23,200                708
Corp (a)(b)
Carpenter Technology Corp                                16,300              1,978
Chaparral Steel Co                                       31,600              2,228
Reliance Steel & Aluminum                                 9,700                576
Co
                                                                          ---------
                                                                             5,490
                                                                          ---------
Telecommunication
Equipment (0.41%)
CommScope Inc (a)(b)                                     17,900                835
                                                                          ---------

Telephone - Integrated
(0.34%)
Cincinnati Bell Inc (b)                                 137,800                699
                                                                          ---------

Transport - Air Freight
(0.30%)
Atlas Air Worldwide                                      10,700                615
Holdings Inc (a)(b)
                                                                          ---------

Transport - Services
(0.16%)
Pacer International Inc (a)                              12,600                322
                                                                          ---------

Transport - Truck (1.33%)
Arkansas Best Corp                                       23,200                914
Old Dominion Freight                                     26,300                777
Line (a)(b)
US Xpress Enterprises                                    73,500              1,053
Inc (a)(b)
                                                                          ---------
                                                                             2,744
                                                                          ---------
Vitamins & Nutrition
Products (0.62%)
Mannatech Inc (a)                                        19,000                294
NBTY Inc (b)                                             20,100                993
                                                                          ---------
                                                                             1,287
                                                                          ---------
Web Portals (0.28%)
United Online Inc (a)                                    40,600                586
                                                                          ---------

Wire & Cable Products
(0.91%)
General Cable Corp (b)                                   32,600              1,873
                                                                          ---------

X-Ray Equipment (0.52%)
Hologic Inc (a)(b)                                       18,500              1,065
                                                                          ---------
TOTAL COMMON STOCKS                                                    $   205,889
                                                                          ---------

                                                        Principal
                                                      Amount (000's)      Value (000's)
MONEY MARKET FUNDS (29.38%)
Money Center Banks (29.38%)
BNY Institutional Cash                                   60,568             60,568
Reserve Fund (c)
                                                                          ---------
TOTAL MONEY MARKET FUNDS                                               $    60,568
                                                                          ---------
Total Investments                                                      $   266,457
Liabilities in Excess of                                                  (60,304)
Other Assets, Net -
(29.25)%
                                                                          ---------
TOTAL NET ASSETS - 100.00%                                             $   206,153
                                                                          =========
                                                                          ---------

                                                                          =========

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            26,715
Unrealized Depreciation                                           (8,579)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         18,136
Cost for federal income tax purposes                              248,321
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- --------------------
Sector                            Percent
--------------------- --------------------
Financial                          44.64%
Industrial                         22.27%
Consumer,                          19.99%
Non-cyclical
Consumer, Cyclical                 12.13%
Technology                          7.65%
Energy                              6.70%
Communications                      5.79%
Utilities                           5.13%
Basic Materials                     4.95%

Liabilities in                  (-29.25%)
Excess of Other
Assets, Net
                          ----------------
TOTAL NET ASSETS                  100.00%
                          ================


Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Growth Fund I

                                          Shares Held           Value (000's)
COMMON STOCKS (99.37%)
Advanced Materials &
Products (1.50%)
Hexcel Corp (a)(b)                         107,100        $      2,324
                                                           ------------

Applications Software
(2.02%)
American Reprographics                      42,700               1,418
Co (a)(b)
Quest Software Inc (a)(b)                  100,230               1,705
                                                           ------------
                                                                 3,123
                                                           ------------
Building & Construction -
Miscellaneous (0.32%)
Dycom Industries Inc (b)                    19,100                 495
                                                           ------------

Building Products - Cement
& Aggregate (0.68%)
Dayton Superior Corp (b)                   104,900               1,060
                                                           ------------

Commercial Banks (1.23%)
Community Bancorp/NV (b)                    29,100                 894
First Republic Bank/San                     18,600               1,006
Francisco CA
                                                           ------------
                                                                 1,900
                                                           ------------
Commercial Services -
Finance (3.49%)
Clayton Holdings Inc (b)                    53,390                 939
Euronet Worldwide                           50,500               1,406
Inc (a)(b)
Global Cash Access                          78,400               1,229
Holdings Inc (b)
Morningstar Inc (a)(b)                      34,900               1,817
                                                           ------------
                                                                 5,391
                                                           ------------
Communications Software
(0.81%)
Witness Systems Inc (b)                     46,000               1,254
                                                           ------------

Computer Software (0.58%)
Blackbaud Inc                               40,710                 899
                                                           ------------

Computers - Integrated
Systems (1.83%)
Micros Systems Inc (b)                      51,700               2,833
                                                           ------------

Computers - Peripheral
Equipment (1.06%)
Synaptics Inc (a)(b)                        54,800               1,642
                                                           ------------

Consulting Services (1.50%)
Huron Consulting Group                      38,290               2,318
Inc (b)
                                                           ------------

Data Processing &
Management (0.57%)
Commvault Systems                           52,300                 887
Inc (a)(b)
                                                           ------------

Diagnostic Equipment
(0.65%)
Hansen Medical Inc (a)(b)                   52,580                 999
                                                           ------------

Diagnostic Kits (1.31%)
Meridian Bioscience Inc                     68,400               2,034
                                                           ------------

Distribution & Wholesale
(2.55%)
Houston Wire & Cable Co (b)                 45,000               1,326

Distribution & Wholesale
LKQ Corp (b)                               115,750               2,614
                                                           ------------
                                                                 3,940
                                                           ------------
Electronic Components -
Semiconductors (1.93%)
Advanced Analogic                           72,000                 584
Technologies Inc (b)
ON Semiconductor                           224,100               2,400
Corp (a)(b)
                                                           ------------
                                                                 2,984
                                                           ------------
Electronic Measurement
Instruments (0.97%)
Eagle Test Systems                          86,750               1,498
Inc (a)(b)
                                                           ------------

Enterprise Software &
Services (1.56%)
Informatica Corp (a)(b)                     25,790                 380
Ultimate Software Group                     73,700               2,034
Inc (a)(b)
                                                           ------------
                                                                 2,414
                                                           ------------
Entertainment Software
(1.42%)
THQ Inc (b)                                 66,000               2,202
                                                           ------------

Finance - Investment
Banker & Broker (1.89%)
Greenhill & Co Inc (a)                      29,100               1,840
optionsXpress Holdings Inc                  44,150               1,090
                                                           ------------
                                                                 2,930
                                                           ------------
Finance - Other Services
(0.11%)
GFI Group Inc (a)(b)                         2,500                 173
                                                           ------------

Financial Guarantee
Insurance (0.52%)
Primus Guaranty Ltd (a)(b)                  66,200                 800
                                                           ------------

Food -
Miscellaneous/Diversified
(0.83%)
Hain Celestial Group                        42,900               1,288
Inc (a)(b)
                                                           ------------

Hazardous Waste Disposal
(1.75%)
Stericycle Inc (a)(b)                       31,070               2,707
                                                           ------------

Hotels & Motels (1.89%)
Home Inns & Hotels                          13,300                 456
Management Inc ADR (a)(b)
Orient-Express Hotels                       47,000               2,474
Ltd (a)
                                                           ------------
                                                                 2,930
                                                           ------------
Human Resources (2.88%)
Kenexa Corp (a)(b)                          47,300               1,464
Resources Connection                        99,100               2,990
Inc (a)(b)
                                                           ------------
                                                                 4,454
                                                           ------------
Instruments - Controls
(0.85%)
Watts Water Technologies                    32,500               1,316
Inc (a)
                                                           ------------

Internet Application
Software (1.79%)
DealerTrack Holdings                        83,900               2,769
Inc (b)
                                                           ------------

Internet Content -
Information & News (0.70%)
LoopNet Inc (b)                             58,900               1,080
                                                           ------------

Investment Management &
Advisory Services (1.10%)
Affiliated Managers Group                   14,500               1,706
Inc (a)(b)
                                                           ------------

Machinery - Construction &
Mining (3.39%)
Astec Industries Inc (b)                    58,200               2,369

Machinery - Construction &
Mining
Bucyrus International                       45,700               2,867
Inc (a)
                                                           ------------
                                                                 5,236
                                                           ------------
Machinery - Electrical
(1.30%)
Baldor Electric Co (a)                      51,000               2,009
                                                           ------------

Machinery - General
Industry (1.35%)
IDEX Corp                                   39,650               2,080
                                                           ------------

Medical - Biomedical/Gene
(2.62%)
Advanced Magnetics                          22,600               1,487
Inc (a)(b)
Alexion Pharmaceuticals                     33,800               1,415
Inc (a)(b)
Nektar Therapeutics (a)(b)                  92,700               1,147
                                                           ------------
                                                                 4,049
                                                           ------------
Medical - Drugs (0.42%)
Array Biopharma Inc (b)                      5,900                  82
Pozen Inc (a)(b)                            38,600                 563
                                                           ------------
                                                                   645
                                                           ------------
Medical - HMO (0.70%)
WellCare Health Plans                       13,385               1,079
Inc (a)(b)
                                                           ------------

Medical - Outpatient &
Home Medical Care (1.61%)
LHC Group Inc (a)(b)                        97,300               2,491
                                                           ------------

Medical Instruments (2.79%)
Abaxis Inc (a)(b)                           54,700               1,249
Arthrocare Corp (a)(b)                      32,000               1,320
Ventana Medical Systems                     36,000               1,749
Inc (a)(b)
                                                           ------------
                                                                 4,318
                                                           ------------
Medical Laboratory &
Testing Service (1.55%)
Icon Plc ADR (b)                            51,000               2,393
                                                           ------------

Metal Processors &
Fabrication (1.29%)
RBC Bearings Inc (b)                        52,500               1,996
                                                           ------------

Multimedia (0.59%)
Entravision Communications                  92,500                 907
Corp (b)
                                                           ------------

Networking Products (0.74%)
Switch & Data Facilities                    62,500               1,146
Co Inc (a)(b)
                                                           ------------

Office Furnishings -
Original (1.46%)
Knoll Inc                                   97,000               2,252
                                                           ------------

Oil - Field Services
(3.26%)
Core Laboratories NV (a)(b)                 19,320               1,757
Tesco Corp (a)(b)                           40,200               1,190
W-H Energy Services Inc (b)                 38,800               2,099
                                                           ------------
                                                                 5,046
                                                           ------------
Oil Company - Exploration
& Production (3.10%)
Bill Barrett Corp (a)(b)                    66,400               2,450
Carrizo Oil & Gas                           16,900                 623
Inc (a)(b)
EXCO Resources Inc (a)(b)                   66,000               1,108
Penn Virginia Corp                           7,600                 608
                                                           ------------
                                                                 4,789
                                                           ------------

Oil Field Machinery &
Equipment (4.04%)
Complete Production                         62,500               1,505
Services Inc (b)
Dril-Quip Inc (a)(b)                        44,600               2,252
FMC Technologies Inc (b)                    17,300               1,226
Hydril (b)                                  13,000               1,259
                                                           ------------
                                                                 6,242
                                                           ------------
Pharmacy Services (1.02%)
HealthExtras Inc (b)                        51,200               1,585
                                                           ------------

Physical Therapy &
Rehabilitation Centers
(0.92%)
Psychiatric Solutions                       40,700               1,427
Inc (a)(b)
                                                           ------------

Printing - Commercial
(1.76%)
VistaPrint Ltd (a)(b)                       73,000               2,729
                                                           ------------

Recreational Centers
(1.42%)
Life Time Fitness                           42,600               2,190
Inc (a)(b)
                                                           ------------

Resorts & Theme Parks
(0.49%)
Great Wolf Resorts                          60,200                 764
Inc (a)(b)
                                                           ------------

Retail - Apparel & Shoe
(0.77%)
Under Armour Inc. - Class                   23,720               1,198
A (a)(b)
                                                           ------------

Retail - Catalog Shopping
(2.20%)
Coldwater Creek Inc (a)(b)                  86,350               1,788
MSC Industrial Direct Co                    33,000               1,608
                                                           ------------
                                                                 3,396
                                                           ------------
Retail - Discount (0.71%)
Citi Trends Inc (a)(b)                      27,900               1,106
                                                           ------------

Retail - Leisure Products
(0.59%)
MarineMax Inc (a)(b)                        46,200                 916
                                                           ------------

Retail - Restaurants
(0.78%)
Texas Roadhouse Inc (a)(b)                  82,100               1,200
                                                           ------------

Retail - Sporting Goods
(0.83%)
Zumiez Inc (a)(b)                           32,550               1,284
                                                           ------------

Schools (1.56%)
Strayer Education Inc                       19,400               2,412
                                                           ------------

Schools - Day Care (0.76%)
Bright Horizons Family                      30,300               1,170
Solutions Inc (b)
                                                           ------------

Semiconductor Component -
Integrated Circuits (2.63%)
Exar Corp (b)                               57,000                 768
Hittite Microwave                           44,100               1,993
Corp (a)(b)
Integrated Device                           87,660               1,313
Technology Inc (b)
                                                           ------------
                                                                 4,074
                                                           ------------
Semiconductor Equipment
(2.02%)
Entegris Inc (a)(b)                        149,000               1,746
Verigy Ltd (b)                              54,300               1,372
                                                           ------------
                                                                 3,118
                                                           ------------

Telecommunication
Equipment - Fiber Optics
(0.56%)
Oplink Communications                       51,900                 860
Inc (b)
                                                           ------------

Telecommunication Services
(3.35%)
Cbeyond Inc (a)(b)                          44,700               1,555
Lightbridge Inc (b)                         73,000               1,288
NTELOS Holdings Corp                       115,900               2,334
                                                           ------------
                                                                 5,177
                                                           ------------
Therapeutics (0.20%)
Alexza Pharmaceuticals                      28,100                 303
Inc (b)
                                                           ------------

Transactional Software
(2.65%)
Innerworkings Inc (a)(b)                   110,500               1,356
VeriFone Holdings                           77,600               2,738
Inc (a)(b)
                                                           ------------
                                                                 4,094

                                                           ------------
Transport - Marine (1.53%)
Kirby Corp (a)(b)                           62,400               2,359
                                                           ------------

Transport - Services
(0.70%)
UTi Worldwide Inc                           46,300               1,087
                                                           ------------

Web Portals (1.42%)
Trizetto Group (a)(b)                      112,500               2,192
                                                           ------------
TOTAL COMMON STOCKS                                       $    153,669
                                                           ------------
                                          Principal
                                        Amount (000's)       Value (000's)
MONEY MARKET FUNDS (24.63%)
Money Center Banks (24.63%)
BNY Institutional Cash                      38,094              38,094
Reserve Fund (c)
                                                           ------------
TOTAL MONEY MARKET FUNDS                                  $     38,094
                                                           ------------
Total Investments                                         $    191,763
Liabilities in Excess of                                      (37,117)
Other Assets, Net -
(24.00)%
                                                           ------------
TOTAL NET ASSETS - 100.00%                                $    154,646
                                                           ============
                                                           ------------

                                                           ============

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            21,705
Unrealized Depreciation                                          (2,913)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                        18,792
Cost for federal income tax purposes                             172,971
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- --------------------------------- -----------------
Sector                                                           Percent
--------------------- --------------------------------- -----------------
Financial                                                         29.49%
Consumer,                                                         26.57%
Non-cyclical
Technology                                                        19.09%
Industrial                                                        15.63%
Consumer, Cyclical                                                13.69%
Energy                                                            10.39%
Communications                                                     9.14%
Liabilities in                                                 (-24.00%)
Excess of Other
Assets, Net
                                                        -----------------
TOTAL NET ASSETS                                                 100.00%
                                                        =================

Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Growth Fund II

                                            Shares Held              Value (000's)
COMMON STOCKS (95.59%)
Aerospace & Defense
Equipment (3.13%)
AAR Corp (a)(b)                                230,078       $               7,027
BE Aerospace Inc (b)                           244,719                       8,969
DRS Technologies Inc                            26,157                       1,316
Triumph Group Inc (a)                           58,300                       3,545
                                                                -------------------
                                                                            20,857
                                                                -------------------
Alternative Waste
Technology (0.14%)
Darling International                          122,896                         943
Inc (a)(b)
                                                                -------------------

Apparel Manufacturers
(1.28%)
Guess ? Inc                                     39,552                       1,559
Phillips-Van Heusen                            125,102                       6,993
                                                                -------------------
                                                                             8,552
                                                                -------------------
Applications Software
(2.20%)
Applix Inc (b)                                  79,486                       1,045
Callidus Software Inc (b)                      128,875                       1,079
Nuance Communications                          315,764                       4,866
Inc (a)(b)
Progress Software Corp (b)                     110,323                       3,324
VA Software Corp (b)                           522,431                       1,896
Verint Systems Inc (b)                          85,633                       2,462
                                                                -------------------
                                                                            14,672
                                                                -------------------
Auto - Medium & Heavy Duty
Trucks (0.22%)
Force Protection Inc (a)(b)                     68,500                       1,486
                                                                -------------------

Batteries & Battery
Systems (0.20%)
Energy Conversion Devices                       37,590                       1,331
Inc (a)(b)
                                                                -------------------

Building - Maintenance &
Service (0.34%)
Healthcare Services Group                       80,100                       2,243
                                                                -------------------

Building & Construction -
Miscellaneous (0.31%)
Dycom Industries Inc (b)                        34,996                         907
Layne Christensen Co (a)(b)                     30,187                       1,143
                                                                -------------------
                                                                             2,050
                                                                -------------------
Building Products - Doors
& Windows (0.47%)
Apogee Enterprises Inc                         131,500                       3,166
                                                                -------------------

Building Products - Light
Fixtures (0.62%)
Genlyte Group Inc (a)(b)                        52,950                       4,131
                                                                -------------------

Casino Services (0.24%)
Shuffle Master Inc (a)(b)                       92,515                       1,576
                                                                -------------------

Cellular
Telecommunications (0.13%)
Centennial Communications                      102,589                         855
Corp (b)
                                                                -------------------

Chemicals - Plastics
(0.18%)
Landec Corp (a)(b)                              96,350                       1,225
                                                                -------------------


Commercial Banks (2.37%)
AmericanWest Bancorp                            30,715                         619
Prosperity Bancshares Inc                       88,400                       3,066
SVB Financial Group (a)(b)                      58,885                       3,016
Texas Capital Bancshares                        59,569                       1,210
Inc (a)(b)
UCBH Holdings Inc (a)                          213,081                       3,827
United Community Banks                          28,511                         843
Inc/GA (a)
Virginia Commerce                               81,856                       1,535
Bancorp (a)(b)
Wilshire Bancorp Inc                           121,260                       1,668
                                                                -------------------
                                                                            15,784
                                                                -------------------
Commercial Services (1.81%)
eTelecare Global Solutions                      95,300                       1,408
Inc ADR (a)(b)
HMS Holdings Corp (a)(b)                        86,906                       1,926
PeopleSupport Inc (a)(b)                       135,048                       1,697
TeleTech Holdings                              186,000                       7,018
Inc (a)(b)
                                                                -------------------
                                                                            12,049
                                                                -------------------
Commercial Services -
Finance (0.32%)
Bankrate Inc (a)(b)                             52,900                       2,136
                                                                -------------------

Communications Software
(0.91%)
DivX Inc (a)(b)                                 77,200                       1,556
Inter-Tel Inc                                   39,248                         990
Smith Micro Software                           223,494                       3,551
Inc (a)(b)
                                                                -------------------
                                                                             6,097
                                                                -------------------
Computer Aided Design
(0.64%)
Ansys Inc (a)(b)                                83,215                       4,261
                                                                -------------------

Computer Services (1.57%)
Cognizant Technology                            44,300                       3,960
Solutions Corp (b)
Factset Research Systems                        60,329                       3,711
Inc
iGate Corp (b)                                 105,007                         724
LivePerson Inc (a)(b)                          155,149                       1,086
Rainmaker Systems                              114,608                         975
Inc (a)(b)
                                                                -------------------
                                                                            10,456
                                                                -------------------
Computer Software (0.11%)
Blackbaud Inc (a)                               31,817                         702
                                                                -------------------

Computers - Integrated
Systems (0.50%)
Micros Systems Inc (b)                          34,320                       1,881
Radisys Corp (b)                                94,824                       1,437
                                                                -------------------
                                                                             3,318
                                                                -------------------
Computers - Peripheral
Equipment (0.10%)
Icad Inc (a)(b)                                221,391                         689
                                                                -------------------

Consulting Services (0.86%)
CRA International Inc (b)                       71,286                       3,676
Diamond Management &                           184,311                       2,090
Technology Consultants
Inc (a)
                                                                -------------------
                                                                             5,766
                                                                -------------------
Consumer Products -
Miscellaneous (0.53%)
Central Garden and Pet Co                      162,344                       2,325
- A Shares (a)(b)
Central Garden and Pet                          81,172                       1,202
Co (a)(b)
                                                                -------------------
                                                                             3,527
                                                                -------------------
Cosmetics & Toiletries
(0.39%)
Bare Escentuals Inc (a)(b)                      64,000                       2,587
                                                                -------------------


Data Processing &
Management (0.15%)
FalconStor Software                             89,008                       1,025
Inc (a)(b)
                                                                -------------------

Decision Support Software
(0.60%)
Interactive Intelligence                        72,302                       1,061
Inc (b)
SPSS Inc (b)                                    79,924                       2,930
                                                                -------------------
                                                                             3,991
                                                                -------------------
Diagnostic Equipment
(1.02%)
BioVeris Corp (b)                               60,223                       1,262
Gen-Probe Inc (b)                               85,887                       4,390
Hansen Medical Inc (a)(b)                       59,300                       1,126
                                                                -------------------
                                                                             6,778
                                                                -------------------
Diagnostic Kits (0.26%)
Medtox Scientific Inc (b)                       12,483                         301
Meridian Bioscience Inc                         49,221                       1,463
                                                                -------------------
                                                                             1,764
                                                                -------------------
Disposable Medical
Products (0.12%)
Volcano Corp (a)(b)                             40,700                         821
                                                                -------------------

Distribution & Wholesale
(0.97%)
Beacon Roofing Supply                           67,445                       1,061
Inc (a)(b)
LKQ Corp (a)(b)                                122,823                       2,773
WESCO International                             42,200                       2,666
Inc (a)(b)
                                                                -------------------
                                                                             6,500
                                                                -------------------
Diversified Manufacturing
Operations (1.41%)
Ameron International Corp                       13,042                         902
Barnes Group Inc                                42,048                       1,022
ESCO Technologies                              143,559                       6,540
Inc (a)(b)
Lydall Inc (b)                                  65,635                         954
                                                                -------------------
                                                                             9,418
                                                                -------------------
Drug Delivery Systems
(0.17%)
Penwest Pharmaceuticals                         97,055                       1,163
Co (a)(b)
                                                                -------------------

E-Commerce - Products
(1.00%)
NutriSystem Inc (a)(b)                         107,289                       6,652
                                                                -------------------

Educational Software
(1.10%)
Blackboard Inc (a)(b)                          173,714                       5,960
SkillSoft PLC ADR (b)                          168,595                       1,361
                                                                -------------------
                                                                             7,321
                                                                -------------------
Electronic Components -
Miscellaneous (0.88%)
Benchmark Electronics                          155,505                       3,294
Inc (b)
Daktronics Inc (a)                              40,800                         929
Technitrol Inc                                  60,600                       1,626
                                                                -------------------
                                                                             5,849
                                                                -------------------
Electronic Components -
Semiconductors (2.06%)
AXT Inc (b)                                    187,382                         751
Diodes Inc (a)(b)                               86,400                       3,190
Fairchild Semiconductor                         30,500                         537
International Inc (a)(b)
Mellanox Technologies                           11,800                         196
Ltd (a)(b)
Microsemi Corp (a)(b)                          211,353                       4,884
Silicon Image Inc (a)(b)                       112,994                         990
SiRF Technology Holdings                        48,400                       1,174
Inc (a)(b)
Syntax-Brillian Corp (a)(b)                    281,200                       2,008
                                                                -------------------
                                                                            13,730
                                                                -------------------

Electronic Design
Automation (0.39%)
Ansoft Corp (b)                                 80,242                       2,591
                                                                -------------------

Electronic Measurement
Instruments (0.24%)
Analogic Corp                                   26,214                       1,607
                                                                -------------------

Electronic Security
Devices (0.38%)
American Science &                              13,800                         649
Engineering Inc (a)(b)
Taser International                            217,391                       1,876
Inc (a)(b)
                                                                -------------------
                                                                             2,525

                                                                -------------------
E-Marketing & Information
(0.44%)
24/7 Real Media Inc (a)(b)                     164,416                       1,636
Digital River Inc (a)(b)                        22,100                       1,293
                                                                -------------------
                                                                             2,929
                                                                -------------------
Energy - Alternate Sources
(0.46%)
First Solar Inc (a)(b)                          51,400                       3,083
                                                                -------------------

Engineering - Research &
Development Services
(0.65%)
EMCOR Group Inc (b)                             68,961                       4,323
                                                                -------------------

Enterprise Software &
Services (2.11%)
Concur Technologies                             52,447                         932
Inc (a)(b)
Neoware Inc (a)(b)                             133,088                       1,576
Omnicell Inc (b)                               177,878                       4,080
Opnet Technologies Inc (b)                     211,462                       2,379
Taleo Corp (b)                                  60,711                         926
Ultimate Software Group                        152,335                       4,204
Inc (b)
                                                                -------------------
                                                                            14,097

                                                                -------------------
Entertainment Software
(0.33%)
Glu Mobile Inc (b)                              14,200                         159
THQ Inc (b)                                     60,500                       2,019
                                                                -------------------
                                                                             2,178
                                                                -------------------
E-Services - Consulting
(1.28%)
Access Integrated                               82,971                         515
Technologies Inc (a)(b)
GSI Commerce Inc (a)(b)                         91,700                       2,027
Perficient Inc (a)(b)                          191,592                       4,062
Saba Software Inc (b)                          134,856                         922
WebSideStory Inc (a)(b)                         92,775                       1,035
                                                                -------------------
                                                                             8,561
                                                                -------------------
Fiduciary Banks (0.98%)
Investors Financial                            105,925                       6,555
Services Corp
                                                                -------------------

Finance - Consumer Loans
(0.19%)
Portfolio Recovery                              23,036                       1,282
Associates (a)(b)
                                                                -------------------

Finance - Investment
Banker & Broker (0.18%)
Thomas Weisel Partners                          60,400                       1,193
Group Inc (a)(b)
                                                                -------------------

Firearms & Ammunition
(0.48%)
Smith & Wesson Holding                         233,148                       3,199
Corp (a)(b)
                                                                -------------------

Food -
Miscellaneous/Diversified
(0.15%)
Hain Celestial Group                            32,806                         985
Inc (a)(b)
                                                                -------------------


Food - Wholesale &
Distribution (0.13%)
United Natural Foods                            26,982                         842
Inc (a)(b)
                                                                -------------------

Footwear & Related Apparel
(1.42%)
CROCS Inc (a)(b)                                91,600                       5,119
Iconix Brand Group                             217,506                       4,378
Inc (a)(b)
                                                                -------------------
                                                                             9,497
                                                                -------------------
Gambling (Non-Hotel)
(0.24%)
Pinnacle Entertainment                          31,400                         882
Inc (b)
Youbet.com Inc (b)                             253,900                         698
                                                                -------------------
                                                                             1,580
                                                                -------------------
Hotels & Motels (0.94%)
Orient-Express Hotels Ltd                      119,280                       6,280
                                                                -------------------

Housewares (0.36%)
Lifetime Brands Inc (a)                        108,832                       2,375
                                                                -------------------

Human Resources (2.00%)
Emergency Medical Services                       7,900                         264
Corp (a)(b)
Kenexa Corp (a)(b)                             186,525                       5,775
Korn/Ferry                                      45,562                       1,074
International (b)
Labor Ready Inc (b)                            181,621                       3,941
On Assignment Inc (a)(b)                       206,715                       2,311
                                                                -------------------
                                                                            13,365
                                                                -------------------
Identification Systems -
Development (0.15%)
L-1 Identity Solutions                          50,671                         974
Inc (b)
                                                                -------------------

Industrial Audio & Video
Products (0.19%)
SRS Labs Inc (b)                                97,600                       1,288
                                                                -------------------

Industrial Automation &
Robots (0.55%)
Cognex Corp                                    127,259                       2,743
Hurco Cos Inc (b)                               21,519                         949
                                                                -------------------
                                                                             3,692
                                                                -------------------
Industrial Gases (0.88%)
Airgas Inc                                     132,400                       5,898
                                                                -------------------

Instruments - Controls
(0.00%)
Spectrum Control Inc (b)                           840                          11
                                                                -------------------

Instruments - Scientific
(0.28%)
FEI Co (b)                                      49,875                       1,855
                                                                -------------------

Internet Application
Software (0.50%)
Cybersource Corp (b)                            97,575                       1,240
Interwoven Inc (b)                              76,113                       1,162
Vignette Corp (b)                               51,154                         948
                                                                -------------------
                                                                             3,350
                                                                -------------------
Internet Connectivity
Services (0.28%)
Cogent Communications                           26,700                         680
Group Inc (a)(b)
Internap Network Services                       76,040                       1,168
Corp (b)
                                                                -------------------
                                                                             1,848
                                                                -------------------
Internet Content -
Entertainment (0.24%)
Shanda Interactive                              64,196                       1,607
Entertainment Ltd
ADR (a)(b)
                                                                -------------------


Internet Content -
Information & News (0.87%)
Knot Inc/The (a)(b)                            125,817                       2,683
LoopNet Inc (b)                                 86,400                       1,584
TheStreet.com Inc                              154,132                       1,557
                                                                -------------------
                                                                             5,824
                                                                -------------------
Internet Incubators (0.22%)
Internet Capital Group                         123,890                       1,483
Inc (b)
                                                                -------------------

Internet Infrastructure
Software (0.38%)
Opsware Inc (a)(b)                             199,663                       1,603
TIBCO Software Inc (a)(b)                      101,872                         929
                                                                -------------------
                                                                             2,532
                                                                -------------------
Internet Security (0.55%)
Blue Coat Systems                               76,200                       2,672
Inc (a)(b)
Entrust Inc (b)                                251,589                         943
Sourcefire Inc (b)                               3,800                          45
                                                                -------------------
                                                                             3,660
                                                                -------------------
Internet Telephony (0.15%)
j2 Global Communications                        35,200                       1,012
Inc (a)(b)
                                                                -------------------

Investment Management &
Advisory Services (0.05%)
WisdomTree Investments                          51,300                         333
Inc (a)(b)
                                                                -------------------

Lasers - Systems &
Components (0.37%)
II-VI Inc (a)(b)                                90,969                       2,464
                                                                -------------------

Lighting Products &
Systems (0.15%)
Color Kinetics Inc (a)(b)                       50,547                       1,024
                                                                -------------------

Machinery - Construction &
Mining (0.38%)
Bucyrus International                           40,339                       2,531
Inc (a)
                                                                -------------------

Machinery - General
Industry (1.66%)
DXP Enterprises Inc (a)(b)                      25,408                       1,233
Intevac Inc (a)(b)                              34,931                         849
Middleby Corp (b)                               33,821                       4,643
Wabtec Corp                                    116,400                       4,324
                                                                -------------------
                                                                            11,049
                                                                -------------------
Machinery - Print Trade
(0.13%)
Presstek Inc (a)(b)                            146,380                         893
                                                                -------------------

Machinery Tools & Related
Products (0.41%)
Kennametal Inc                                  39,200                       2,766
                                                                -------------------

Medical - Biomedical/Gene
(3.73%)
Advanced Magnetics Inc (b)                      21,800                       1,434
ADVENTRX Pharmaceuticals                       435,800                       1,181
Inc (a)(b)
BioMimetic Therapeutics                         37,100                         695
Inc (a)(b)
Digene Corp (a)(b)                              88,542                       4,060
Exelixis Inc (a)(b)                            140,300                       1,507
Illumina Inc (a)(b)                             39,889                       1,302
Integra LifeSciences                            12,300                         560
Holdings Corp (a)(b)
Keryx Biopharmaceuticals                       102,837                       1,049
Inc (a)(b)
Lifecell Corp (a)(b)                           259,115                       7,618
Myriad Genetics Inc (a)(b)                     106,400                       3,889
Regeneron Pharmaceuticals                       58,000                       1,578
Inc (a)(b)
                                                                -------------------
                                                                            24,873
                                                                -------------------

                                                                -------------------
Medical - Drugs (0.54%)
Cardiome Pharma Corp (a)(b)                     97,249                         909
Cubist Pharmaceuticals                          57,200                       1,227
Inc (a)(b)
Emergent Biosolutions                          112,600                       1,480
Inc (b)
                                                                -------------------
                                                                             3,616
                                                                -------------------
Medical - Outpatient &
Home Medical Care (0.13%)
NovaMed Inc (a)(b)                             115,002                         849
                                                                -------------------

Medical Imaging Systems
(0.47%)
Vital Images Inc (a)(b)                        101,718                       3,139
                                                                -------------------

Medical Information
Systems (0.24%)
Phase Forward Inc (a)(b)                       100,400                       1,594
                                                                -------------------

Medical Instruments (2.53%)
Angiodynamics Inc (a)(b)                        62,500                       1,040
Arthrocare Corp (a)(b)                          94,378                       3,894
Bruker BioSciences                             126,064                       1,451
Corp (a)(b)
Conceptus Inc (a)(b)                            42,677                         883
DexCom Inc (a)(b)                              104,151                         830
DJO Inc (a)(b)                                  66,900                       2,613
Kyphon Inc (a)(b)                               24,723                       1,152
Micrus Endovascular                             93,229                       2,072
Corp (a)(b)
Natus Medical Inc (a)(b)                        74,191                       1,319
Spectranetics Corp (a)(b)                       53,000                         550
Symmetry Medical Inc (b)                        61,183                       1,040
                                                                -------------------
                                                                            16,844
                                                                -------------------
Medical Laboratory &
Testing Service (0.31%)
Bio-Reference Labs                              77,410                       2,088
Inc (a)(b)
                                                                -------------------

Medical Laser Systems
(0.29%)
Biolase Technology                             153,407                         997
Inc (a)(b)
Cutera Inc (a)(b)                               32,300                         946
                                                                -------------------
                                                                             1,943
                                                                -------------------
Medical Products (2.39%)
Accuray Inc (a)(b)                              50,300                       1,187
American Medical Systems                       172,607                       3,060
Holdings Inc (a)(b)
Luminex Corp (a)(b)                             77,226                       1,070
Sonic Innovations Inc (b)                      122,118                       1,200
Syneron Medical Ltd (a)(b)                      25,277                         637
ThermoGenesis Corp (a)(b)                      156,679                         533
Viasys Healthcare                              225,279                       7,213
Inc (a)(b)
Wright Medical Group                            44,375                       1,048
Inc (b)
                                                                -------------------
                                                                            15,948
                                                                -------------------
Metal Processors &
Fabrication (0.50%)
Ladish Co Inc (b)                               81,200                       3,302
                                                                -------------------

Networking Products (0.90%)
Atheros Communications                          61,800                       1,655
Inc (a)(b)
BigBand Networks Inc (a)(b)                     48,200                         987
Ixia (a)(b)                                    256,500                       2,201
Netgear Inc (a)(b)                              34,875                       1,172
                                                                -------------------
                                                                             6,015
                                                                -------------------
Oil - Field Services
(2.04%)
Core Laboratories NV (a)(b)                     31,922                       2,902
Hercules Offshore                               26,944                         847
Inc (a)(b)
Superior Energy                                 68,100                       2,474
Services (a)(b)

Oil - Field Services
Tetra Technologies                             278,067                       7,366
Inc (a)(b)
                                                                -------------------
                                                                            13,589
                                                                -------------------
Oil & Gas Drilling (0.53%)
Atwood Oceanics Inc (a)(b)                      23,992                       1,509
Patterson-UTI Energy                            82,747                       2,018
Inc (a)
                                                                -------------------
                                                                             3,527
                                                                -------------------
Oil Company - Exploration
& Production (2.04%)
Carrizo Oil & Gas                               43,300                       1,595
Inc (a)(b)
EXCO Resources Inc (a)(b)                      278,063                       4,669
PetroHawk Energy                               316,772                       4,577
Corp (a)(b)
Quicksilver Resources                           54,177                       2,268
Inc (a)(b)
Toreador Resources                              31,817                         510
Corp (a)(b)
                                                                -------------------
                                                                            13,619
                                                                -------------------
Oil Field Machinery &
Equipment (0.30%)
Dresser-Rand Group Inc (b)                      62,305                       1,988
                                                                -------------------

Patient Monitoring
Equipment (0.17%)
Aspect Medical Systems                          72,078                       1,107
Inc (a)(b)
                                                                -------------------

Physical Therapy &
Rehabilitation Centers
(1.70%)
Psychiatric Solutions                          322,380                      11,306
Inc (a)(b)
                                                                -------------------

Physician Practice
Management (1.26%)
Pediatrix Medical Group                        147,401                       8,409
Inc (b)
                                                                -------------------

Private Corrections (0.20%)
Geo Group Inc/The (b)                           26,600                       1,362
                                                                -------------------

Property & Casualty
Insurance (0.35%)
Argonaut Group Inc (b)                          33,323                       1,120
United America Indemnity                        47,381                       1,184
Ltd (b)
                                                                -------------------
                                                                             2,304
                                                                -------------------
Publicly Traded Investment
Fund (0.58%)
iShares Russell 2000 Index                      48,000                       3,876
Fund (a)
                                                                -------------------

REITS - Apartments (0.16%)
Mid-America Apartment                           19,300                       1,041
Communities Inc
                                                                -------------------

REITS - Healthcare (0.58%)
Ventas Inc                                      91,712                       3,867
                                                                -------------------

REITS - Office Property
(0.30%)
BioMed Realty Trust Inc                         70,394                       2,021
                                                                -------------------

Rental - Auto & Equipment
(0.60%)
Aaron Rents Inc                                141,100                       4,003
                                                                -------------------

Research & Development
(0.43%)
Kendle International                            44,712                       1,524
Inc (b)
Parexel International                           33,863                       1,330
Corp (a)(b)
                                                                -------------------
                                                                             2,854
                                                                -------------------
Respiratory Products
(0.28%)
Resmed Inc (a)(b)                               43,488                       1,838
                                                                -------------------


Retail - Apparel & Shoe
(3.09%)
Aeropostale Inc (a)(b)                          68,000                       2,798
Cache Inc (b)                                   82,834                       1,430
Childrens Place Retail                          84,269                       4,455
Stores Inc/The (a)(b)
Christopher & Banks                            233,429                       4,041
Corp (a)
DSW Inc (a)(b)                                  35,680                       1,383
Tween Brands Inc (a)(b)                         91,700                       3,591
Wet Seal Inc/The (a)(b)                        487,945                       2,918
                                                                -------------------
                                                                            20,616
                                                                -------------------
Retail - Catalog Shopping
(0.30%)
Coldwater Creek Inc (a)(b)                      95,703                       1,981
                                                                -------------------

Retail - Discount (0.24%)
99 Cents Only Stores (a)(b)                    113,300                       1,620
                                                                -------------------

Retail - Music Store
(0.29%)
Guitar Center Inc (a)(b)                        41,293                       1,912
                                                                -------------------

Retail - Petroleum
Products (0.07%)
World Fuel Services Corp                        10,400                         481
                                                                -------------------

Retail - Restaurants
(2.31%)
Buffalo Wild Wings                              43,600                       2,846
Inc (a)(b)
California Pizza Kitchen                       179,744                       6,005
Inc (a)(b)
CKE Restaurants Inc                            255,532                       5,190
Texas Roadhouse Inc (a)(b)                      93,388                       1,366
                                                                -------------------
                                                                            15,407
                                                                -------------------
Retail - Sporting Goods
(0.30%)
Hibbett Sports Inc (a)(b)                       69,452                       2,025
                                                                -------------------

Semiconductor Component -
Integrated Circuits (1.95%)
Anadigics Inc (a)(b)                           314,495                       3,378
Exar Corp (b)                                  111,487                       1,503
Hittite Microwave                               69,400                       3,135
Corp (a)(b)
Power Integrations Inc (b)                      86,994                       2,249
Standard Microsystems                           85,717                       2,748
Corp (a)(b)
                                                                -------------------
                                                                            13,013
                                                                -------------------
Semiconductor Equipment
(1.26%)
BTU International                               55,921                         686
Inc (a)(b)
LTX Corp (a)(b)                                122,590                         731
Photronics Inc (a)(b)                          110,112                       1,657
Rudolph Technologies                           158,598                       2,739
Inc (a)(b)
Semitool Inc (a)(b)                             48,400                         502
Varian Semiconductor                            31,645                       2,100
Equipment Associates
Inc (b)
                                                                -------------------
                                                                             8,415
                                                                -------------------
Steel - Producers (0.88%)
Steel Dynamics Inc                             133,006                       5,893
                                                                -------------------

Steel - Specialty (0.54%)
Allegheny Technologies Inc                      32,200                       3,528
Universal Stainless &                            1,900                          85
Alloy (a)(b)
                                                                -------------------
                                                                             3,613
                                                                -------------------
Telecommunication
Equipment (1.60%)
Arris Group Inc (b)                             63,261                         938
Nice Systems Ltd ADR (b)                       173,417                       6,356
OpNext Inc (a)(b)                               66,100                         887
Optium Corp (a)(b)                              79,796                       1,420

Telecommunication Equipment
Sirenza Microdevices                           114,428                       1,042
Inc (a)(b)
                                                                -------------------
                                                                            10,643
                                                                -------------------
Telecommunication
Equipment - Fiber Optics
(0.54%)
Finisar Corp (a)(b)                            609,000                       2,205
Oplink Communications                           86,200                       1,428
Inc (b)
                                                                -------------------
                                                                             3,633
                                                                -------------------
Telecommunication Services
(0.39%)
NeuStar Inc (a)(b)                              59,218                       1,703
PAETEC Holding Corp (b)                         85,286                         890
                                                                -------------------
                                                                             2,593
                                                                -------------------
Theaters (0.25%)
National CineMedia Inc (b)                      62,900                       1,654
                                                                -------------------

Therapeutics (0.43%)
BioMarin Pharmaceuticals                        93,800                       1,516
Inc (a)(b)
Isis Pharmaceuticals                           132,586                       1,356
Inc (a)(b)
                                                                -------------------
                                                                             2,872
                                                                -------------------
Toys (0.54%)
Marvel Entertainment                           122,900                       3,629
Inc (a)(b)
                                                                -------------------

Transactional Software
(0.43%)
Bottomline Technologies                        109,380                       1,359
Inc (b)
Synchronoss Technologies                        68,018                       1,526
Inc (a)(b)
                                                                -------------------
                                                                             2,885
                                                                -------------------
Transport - Services
(1.28%)
HUB Group Inc (a)(b)                           161,500                       5,814
UTi Worldwide Inc                              115,291                       2,706
                                                                -------------------
                                                                             8,520
                                                                -------------------
Transport - Truck (1.09%)
Landstar System Inc                            118,090                       5,705
Old Dominion Freight                            53,703                       1,587
Line (b)
                                                                -------------------
                                                                             7,292
                                                                -------------------
Veterinary Diagnostics
(1.17%)
Neogen Corp (b)                                 43,847                       1,098
VCA Antech Inc (b)                             169,277                       6,675
                                                                -------------------
                                                                             7,773
                                                                -------------------
Vitamins & Nutrition
Products (0.19%)
NutraCea (a)(b)                                318,300                       1,264
                                                                -------------------

Wireless Equipment (1.60%)
Novatel Wireless Inc (a)(b)                    161,986                       2,946
SBA Communications                              97,400                       2,865
Corp (a)(b)
Sierra Wireless Inc (a)(b)                      77,069                       1,393
Viasat Inc (b)                                 102,000                       3,499
                                                                -------------------
                                                                            10,703

                                                                -------------------
X-Ray Equipment (0.25%)
Hologic Inc (a)(b)                              28,800                       1,657
                                                                -------------------
TOTAL COMMON STOCKS                                          $             637,628
                                                                -------------------

                                              Principal
                                            Amount (000's)         Value (000's)
MONEY MARKET FUNDS (30.62%)
Money Center Banks (30.62%)
BNY Institutional Cash                         204,284                     204,284
Reserve Fund (c)
                                                                -------------------
TOTAL MONEY MARKET FUNDS                                     $             204,284
                                                                -------------------
Total Investments                                            $             841,912
Liabilities in Excess of                                                 (174,818)
Other Assets, Net -
(26.21)%
                                                                -------------------
TOTAL NET ASSETS - 100.00%                                   $             667,094
                                                                ===================
                                                                -------------------

                                                                ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $          142,162
Unrealized Depreciation                                         (28,755)
                                                         ----------------
Net Unrealized Appreciation (Depreciation)                       113,407
Cost for federal income tax purposes                             728,505
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------------- ----------------
Sector                                                           Percent
--------------------- ---------------------------------- ----------------
Financial                                                         35.78%
Consumer,                                                         25.15%
Non-cyclical
Technology                                                        16.64%
Industrial                                                        16.05%
Consumer, Cyclical                                                13.07%
Communications                                                    11.08%
Energy                                                             5.37%
Basic Materials                                                    2.49%
Exchange Traded                                                    0.58%
Funds
Liabilities in                                                 (-26.21%)
Excess of Other
Assets, Net
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================


Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Growth Fund III

                                                          Shares Held           Value (000's)
COMMON STOCKS (95.62%)
Aerospace & Defense (0.26%)
TransDigm Group Inc (a)(b)                                  19,700       $              746
                                                                            ----------------

Aerospace & Defense
Equipment (0.78%)
Heico Corp (a)                                              33,400                    1,208
Innovative Solutions &                                      38,400                    1,042
Support Inc (a)(b)
                                                                            ----------------
                                                                                      2,250
                                                                            ----------------
Airlines (0.25%)
Alaska Air Group Inc (b)                                    24,600                      728
                                                                            ----------------

Apparel Manufacturers
(2.54%)
Columbia Sportswear Co                                       3,800                      238
Quiksilver Inc (a)(b)                                      453,200                    6,027
Volcom Inc (b)                                              25,200                    1,059
                                                                            ----------------
                                                                                      7,324
                                                                            ----------------
Applications Software
(3.74%)
Nuance Communications                                      104,800                    1,615
Inc (a)(b)
Quest Software Inc (b)                                      39,900                      679
Red Hat Inc (a)(b)                                         401,400                    8,485
                                                                            ----------------
                                                                                     10,779
                                                                            ----------------
Audio & Video Products
(1.27%)
Harman International                                        30,000                    3,657
Industries Inc
                                                                            ----------------

Auto - Medium & Heavy Duty
Trucks (0.11%)
Force Protection Inc (a)(b)                                 14,100                      306
                                                                            ----------------

Batteries & Battery
Systems (0.06%)
Energy Conversion Devices                                    4,800                      170
Inc (b)
                                                                            ----------------

Beverages - Non-Alcoholic
(0.09%)
Jones Soda Co (a)(b)                                        10,000                      246
                                                                            ----------------

Broadcasting Services &
Programming (0.32%)
CKX Inc (a)(b)                                              87,500                      913
                                                                            ----------------

Building - Heavy
Construction (0.65%)
Infrasource Services                                        19,800                      661
Inc (b)
Washington Group                                            17,900                    1,198
International Inc (b)
                                                                            ----------------
                                                                                      1,859
                                                                            ----------------
Building - Residential &
Commercial (0.14%)
Ryland Group Inc                                             9,000                      399
                                                                            ----------------

Cellular
Telecommunications (0.21%)
MetroPCS Communications                                     21,800                      611
Inc (b)
                                                                            ----------------

Chemicals - Plastics
(0.16%)
Metabolix Inc (a)(b)                                        18,200                      455
                                                                            ----------------


Chemicals - Specialty
(0.32%)
Symyx Technologies (b)                                      80,000                      921
                                                                            ----------------

Commercial Banks (0.61%)
East West Bancorp Inc                                       43,900                    1,750
                                                                            ----------------

Commercial Services (0.46%)
Arbitron Inc                                                27,100                    1,335
                                                                            ----------------

Commercial Services -
Finance (0.14%)
Morningstar Inc (b)                                          7,700                      401
                                                                            ----------------

Communications Software
(0.25%)
DivX Inc (a)(b)                                             35,500                      716
                                                                            ----------------

Computer Services (0.67%)
Factset Research Systems                                     5,800                      357
Inc
IHS Inc (b)                                                 32,600                    1,347
Manhattan Associates                                         7,400                      214
Inc (b)
                                                                            ----------------
                                                                                      1,918
                                                                            ----------------
Computer Software (0.43%)
Omniture Inc (a)(b)                                         65,600                    1,236
                                                                            ----------------

Computers - Integrated
Systems (0.17%)
Jack Henry & Associates                                     20,100                      477
Inc
                                                                            ----------------

Computers - Memory Devices
(0.20%)
Western Digital Corp (b)                                    33,200                      587
                                                                            ----------------

Consulting Services (1.17%)
Advisory Board Co/The (b)                                    4,100                      195
Corporate Executive Board                                    6,800                      433
Co
Huron Consulting Group                                      26,429                    1,600
Inc (b)
Watson Wyatt Worldwide Inc                                  24,300                    1,145
                                                                            ----------------
                                                                                      3,373
                                                                            ----------------
Consumer Products -
Miscellaneous (0.25%)
Playtex Products Inc (b)                                    46,500                      708
                                                                            ----------------

Cosmetics & Toiletries
(1.62%)
Bare Escentuals Inc (b)                                     56,700                    2,293
Chattem Inc (a)(b)                                          24,100                    1,377
Physicians Formula                                          47,676                    1,002
Holdings Inc (a)(b)
                                                                            ----------------
                                                                                      4,672

                                                                            ----------------
Decision Support Software
(1.43%)
Wind River Systems Inc (b)                                 420,000                    4,129
                                                                            ----------------

Dental Supplies &
Equipment (0.08%)
Patterson Cos Inc (b)                                        6,600                      238
                                                                            ----------------

Drug Delivery Systems
(1.58%)
Alkermes, Inc. (b)                                         240,700                    3,955
Depomed Inc (a)(b)                                         169,600                      583
                                                                            ----------------
                                                                                      4,538
                                                                            ----------------
E-Commerce - Services
(0.83%)
Move Inc (b)                                               404,300                    1,876

E-Commerce - Services
priceline.com Inc (a)(b)                                     9,200                      512
                                                                            ----------------
                                                                                      2,388
                                                                            ----------------
Educational Software
(0.51%)
Blackboard Inc (a)(b)                                       43,000                    1,475
                                                                            ----------------

Electric - Transmission
(0.47%)
ITC Holdings Corp (a)                                       31,900                    1,342
                                                                            ----------------

Electronic Components -
Miscellaneous (2.79%)
Flextronics International                                  601,900                    6,711
Ltd (b)
Solectron Corp (b)                                         393,300                    1,318
                                                                            ----------------
                                                                                      8,029
                                                                            ----------------
Electronic Components -
Semiconductors (4.37%)
Intersil Corp                                               54,900                    1,636
Lattice Semiconductor                                      590,500                    3,224
Corp (b)
Microsemi Corp (a)(b)                                       33,900                      783
Netlogic Microsystems                                       40,500                    1,246
Inc (a)(b)
ON Semiconductor Corp (b)                                   43,800                      469
QLogic Corp (b)                                             49,800                      890
Silicon Motion Technology                                   39,800                      966
Corp ADR (b)
Skyworks Solutions Inc (b)                                 489,900                    3,375
                                                                            ----------------
                                                                                     12,589
                                                                            ----------------
Electronic Design
Automation (1.31%)
Ansoft Corp (b)                                             22,200                      717
Synopsys Inc (b)                                           110,600                    3,059
                                                                            ----------------
                                                                                      3,776
                                                                            ----------------
E-Marketing & Information
(1.17%)
aQuantive Inc (a)(b)                                       109,900                    3,364
                                                                            ----------------

Energy - Alternate Sources
(1.40%)
First Solar Inc (a)(b)                                      22,200                    1,332
Headwaters Inc (b)                                           8,800                      191
Sunpower Corp (b)                                            4,900                      297
US BioEnergy Corp (b)                                      110,300                    1,622
VeraSun Energy Corp (b)                                     29,000                      578
                                                                            ----------------
                                                                                      4,020
                                                                            ----------------
Engineering - Research &
Development Services
(0.60%)
Foster Wheeler Ltd (b)                                      25,000                    1,721
                                                                            ----------------

Enterprise Software &
Services (0.46%)
Advent Software Inc (a)(b)                                  39,300                    1,319
                                                                            ----------------

Entertainment Software
(1.18%)
THQ Inc (b)                                                101,450                    3,385
                                                                            ----------------

Finance - Investment
Banker & Broker (5.07%)
E*Trade Financial Corp (b)                                 383,500                    8,467
Greenhill & Co Inc                                          33,800                    2,138
Jefferies Group Inc                                         89,300                    2,831
Thomas Weisel Partners                                      58,800                    1,162
Group Inc (b)
                                                                            ----------------
                                                                                     14,598
                                                                            ----------------
Finance - Other Services
(1.56%)
Nasdaq Stock Market                                        137,500                    4,477
Inc/The (b)
                                                                            ----------------


Food - Retail (0.41%)
Whole Foods Market Inc                                      25,100                    1,174
                                                                            ----------------

Footwear & Related Apparel
(3.78%)
CROCS Inc (b)                                              139,100                    7,773
Deckers Outdoor Corp (a)(b)                                 21,200                    1,606
Iconix Brand Group                                          46,800                      942
Inc (a)(b)
Skechers U.S.A. Inc (b)                                     18,000                      565
                                                                            ----------------
                                                                                     10,886
                                                                            ----------------
Golf (0.11%)
Callaway Golf Co (a)                                        18,000                      323
                                                                            ----------------

Identification Systems -
Development (0.35%)
L-1 Identity Solutions                                      51,720                      994
Inc (a)(b)
                                                                            ----------------

Industrial Audio & Video
Products (0.20%)
Sonic Solutions Inc (b)                                     44,300                      577
                                                                            ----------------

Instruments - Scientific
(0.22%)
FEI Co (b)                                                  17,100                      636
                                                                            ----------------

Internet Application
Software (1.82%)
DealerTrack Holdings                                        45,900                    1,515
Inc (a)(b)
eResearch Technology                                       230,600                    1,999
Inc (a)(b)
Lionbridge Technologies (b)                                166,800                      847
Vocus Inc (b)                                               38,710                      871
                                                                            ----------------
                                                                                      5,232
                                                                            ----------------
Internet Connectivity
Services (0.79%)
Cogent Communications                                       63,500                    1,617
Group Inc (b)
Internap Network Services                                   42,800                      657
Corp (b)
                                                                            ----------------
                                                                                      2,274
                                                                            ----------------
Internet Content -
Information & News (1.20%)
CNET Networks Inc (a)(b)                                   411,500                    3,469
                                                                            ----------------

Internet Infrastructure
Equipment (1.14%)
Avocent Corp (b)                                           117,500                    3,291
                                                                            ----------------

Internet Security (1.23%)
Blue Coat Systems                                           30,400                    1,066
Inc (a)(b)
Checkfree Corp (a)(b)                                       36,900                    1,242
Vasco Data Security                                         57,500                    1,230
International (b)
                                                                            ----------------
                                                                                      3,538
                                                                            ----------------
Investment Management &
Advisory Services (2.55%)
Affiliated Managers Group                                   21,400                    2,517
Inc (a)(b)
Federated Investors Inc                                     21,700                      828
Fortress Investment Group                                   86,800                    2,518
LLC
Nuveen Investments Inc                                      27,500                    1,466
                                                                            ----------------
                                                                                      7,329
                                                                            ----------------
Lasers - Systems &
Components (0.93%)
Cymer Inc (b)                                               66,100                    2,678
                                                                            ----------------

Lighting Products &
Systems (0.11%)
Universal Display Corp (b)                                  19,900                      310
                                                                            ----------------

Medical - Biomedical/Gene
(2.17%)
Affymetrix Inc (a)(b)                                      142,700                    3,749
Alexion Pharmaceuticals                                     24,800                    1,038
Inc (a)(b)
Medical - Biomedical/Gene
Geron Corp (b)                                              73,300                      521
Omrix Biopharmaceuticals                                    26,300                      934
Inc (b)
                                                                            ----------------
                                                                                      6,242

                                                                            ----------------
Medical - Drugs (6.93%)
Cephalon Inc (b)                                           134,600                   10,715
Cubist Pharmaceuticals                                     227,300                    4,876
Inc (a)(b)
Medicis Pharmaceutical                                      39,800                    1,210
Corp
Sepracor Inc (b)                                            58,600                    3,146
                                                                            ----------------
                                                                                     19,947
                                                                            ----------------
Medical - Nursing Homes
(0.10%)
Kindred Healthcare Inc (b)                                   7,900                      276
                                                                            ----------------

Medical - Outpatient &
Home Medical Care (0.07%)
Lincare Holdings Inc (b)                                     5,400                      213
                                                                            ----------------

Medical Information
Systems (0.47%)
Allscripts Healthcare                                       51,200                    1,354
Solutions Inc (a)(b)
                                                                            ----------------

Medical Instruments (0.64%)
Conceptus Inc (a)(b)                                        36,600                      757
NuVasive Inc (a)(b)                                         41,700                    1,074
                                                                            ----------------
                                                                                      1,831
                                                                            ----------------
Medical Laser Systems
(0.43%)
Cynosure Inc (a)(b)                                         14,400                      450
Palomar Medical                                             19,300                      790
Technologies Inc (a)(b)
                                                                            ----------------
                                                                                      1,240
                                                                            ----------------
Medical Products (1.24%)
Varian Medical Systems                                      84,400                    3,562
Inc (b)
                                                                            ----------------

MRI - Medical Diagnostic
Imaging (0.34%)
Nighthawk Radiology                                         50,700                      984
Holdings Inc (a)(b)
                                                                            ----------------

Multimedia (1.02%)
Martha Stewart Living                                      154,900                    2,945
Omnimedia
                                                                            ----------------

Networking Products (1.72%)
Polycom Inc (b)                                            148,600                    4,948
                                                                            ----------------

Office Furnishings -
Original (1.42%)
Herman Miller Inc                                           42,200                    1,452
Knoll Inc                                                  113,900                    2,645
                                                                            ----------------
                                                                                      4,097
                                                                            ----------------
Oil - Field Services
(1.61%)
Cal Dive International                                     155,700                    2,267
Inc (b)
Tetra Technologies Inc (b)                                  89,700                    2,376
                                                                            ----------------
                                                                                      4,643
                                                                            ----------------
Oil & Gas Drilling (0.15%)
Patterson-UTI Energy Inc                                    17,400                      424
                                                                            ----------------

Oil Company - Exploration
& Production (0.82%)
Carrizo Oil & Gas                                           42,800                    1,577
Inc (a)(b)
Range Resources Corp                                        21,500                      786
                                                                            ----------------
                                                                                      2,363
                                                                            ----------------
Oil Field Machinery &
Equipment (1.69%)
FMC Technologies Inc (b)                                    30,500                    2,162

Oil Field Machinery &
Equipment
Grant Prideco Inc (b)                                       52,600                    2,711
                                                                            ----------------
                                                                                      4,873

                                                                            ----------------
Patient Monitoring
Equipment (0.19%)
Mindray Medical                                             23,800                      548
International Ltd ADR
                                                                            ----------------

Pharmacy Services (0.24%)
HealthExtras Inc (b)                                        22,400                      693
                                                                            ----------------

Printing - Commercial
(0.18%)
VistaPrint Ltd (a)(b)                                       13,800                      516
                                                                            ----------------

Private Corrections (0.72%)
Cornell Cos Inc (b)                                         43,000                    1,029
Geo Group Inc/The (b)                                       20,200                    1,034
                                                                            ----------------
                                                                                      2,063
                                                                            ----------------
Property & Casualty
Insurance (0.30%)
OneBeacon Insurance Group                                   35,600                      867
Ltd
                                                                            ----------------

Real Estate Operator &
Developer (0.50%)
Meruelo Maddux Properties                                  177,300                    1,438
Inc (b)
                                                                            ----------------

REITS - Mortgage (0.55%)
CapitalSource Inc                                           61,668                    1,589
                                                                            ----------------

Research & Development
(0.24%)
Pharmaceutical Product                                      19,100                      689
Development Inc
                                                                            ----------------

Retail - Apparel & Shoe
(1.22%)
AnnTaylor Stores Corp (b)                                   27,300                    1,050
Under Armour Inc. - Class                                   15,964                      806
A (a)(b)
Urban Outfitters Inc (b)                                    27,900                      719
Wet Seal Inc/The (a)(b)                                    156,800                      938
                                                                            ----------------
                                                                                      3,513
                                                                            ----------------
Retail - Consumer
Electronics (0.70%)
Circuit City Stores Inc                                    115,300                    2,012
                                                                            ----------------

Retail - Mail Order (0.14%)
Williams-Sonoma Inc                                         11,500                      405
                                                                            ----------------

Retail - Restaurants
(1.10%)
Cheesecake Factory/The (b)                                  23,700                      654
Chipotle Mexican Grill                                      19,900                    1,298
Inc (a)(b)
Panera Bread Co (b)                                         13,500                      752
PF Chang's China Bistro                                     12,100                      463
Inc (a)(b)
                                                                            ----------------
                                                                                      3,167

                                                                            ----------------
Retail - Sporting Goods
(0.35%)
Zumiez Inc (a)(b)                                           25,800                    1,018
                                                                            ----------------

Schools (0.47%)
New Oriental Education and                                  14,900                      652
Technology Group Inc.
ADR (b)
Strayer Education Inc                                        5,700                      709
                                                                            ----------------
                                                                                      1,361
                                                                            ----------------
Semiconductor Equipment
(1.08%)
Brooks Automation Inc (b)                                  177,500                    3,101
                                                                            ----------------


Telecommunication
Equipment (1.47%)
Arris Group Inc (b)                                         75,800                    1,123
Avaya Inc (b)                                               95,100                    1,229
Nice Systems Ltd ADR (b)                                    38,100                    1,397
Sonus Networks Inc (a)(b)                                   62,900                      486
                                                                            ----------------
                                                                                      4,235
                                                                            ----------------
Telecommunication
Equipment - Fiber Optics
(0.07%)
Harmonic Inc (b)                                            23,800                      197
                                                                            ----------------

Telecommunication Services
(1.55%)
Clearwire Corp (b)                                         181,300                    3,251
SAVVIS Inc (a)(b)                                           23,300                    1,201
                                                                            ----------------
                                                                                      4,452
                                                                            ----------------
Theaters (0.26%)
National CineMedia Inc (b)                                  27,980                      736
                                                                            ----------------

Therapeutics (2.74%)
BioMarin Pharmaceuticals                                    51,200                      827
Inc (a)(b)
Medarex Inc (b)                                            515,600                    7,059
                                                                            ----------------
                                                                                      7,886
                                                                            ----------------
Transport - Marine (0.19%)
Ultrapetrol Bahamas Ltd (b)                                 26,491                      556
                                                                            ----------------

Transport - Truck (0.18%)
Landstar System Inc                                         10,900                      527
                                                                            ----------------

Web Hosting & Design
(0.23%)
Equinix Inc (a)(b)                                           8,000                      668
                                                                            ----------------

Wireless Equipment (2.97%)
RF Micro Devices Inc (b)                                   807,600                    5,048
SBA Communications Corp (b)                                118,900                    3,498
                                                                            ----------------
                                                                                      8,546

                                                                            ----------------
X-Ray Equipment (0.64%)
Hologic Inc (a)(b)                                          32,200                    1,853
                                                                            ----------------
TOTAL COMMON STOCKS                                                      $          275,214
                                                                            ----------------
                                                        Principal
                                                      Amount (000's)         Value (000's)
SHORT TERM
INVESTMENTS (0.74%)
Repurchase Agreements
(0.74%)
Investment in Joint                                          2,132                    2,132
Trading Account; Deutsche
Bank; 5.22% dated 04/30/07
maturing 05/01/07
(collateralized by U.S.
Government Agency Issues;
$2,196,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                            ----------------

TOTAL SHORT TERM                                                         $            2,132
INVESTMENTS
                                                                            ----------------
MONEY MARKET FUNDS (4.33%)
Money Center Banks (4.33%)
BNY Institutional Cash                                      12,453                   12,453
Reserve Fund (c)
                                                                            ----------------
TOTAL MONEY MARKET FUNDS                                                 $           12,453
                                                                            ----------------
Total Investments                                                        $          289,799
Liabilities in Excess of                                                            (1,987)
Other Assets, Net - (0.69)%
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                               $          287,812
                                                                            ================
                                                                            ----------------

                                                                            ================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           31,090
Unrealized Depreciation                                        (13,104)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                       17,986
Cost for federal income tax purposes                            271,813
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------
Sector                        Percent
--------------------- ----------------
Consumer,                      23.14%
Non-cyclical
Communications                 17.74%
Technology                     16.28%
Financial                      16.20%
Consumer, Cyclical             13.40%
Industrial                      7.31%
Energy                          5.67%
Basic Materials                 0.48%
Utilities                       0.47%
Liabilities in               (-0.69%)
Excess of Other
Assets, Net
                        --------------
TOTAL NET ASSETS              100.00%
                        ==============

Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Value Fund

                                                 Shares Held           Value (000's)
COMMON STOCKS (98.22%)
Aerospace & Defense (0.70%)
Esterline Technologies                              34,339       $            1,433
Corp (a)(b)
Teledyne Technologies                                8,080                      356
Inc (a)(b)
                                                                    ----------------
                                                                              1,789
                                                                    ----------------
Aerospace & Defense
Equipment (1.29%)
Curtiss-Wright Corp                                  2,200                       95
DRS Technologies Inc (a)                            51,242                    2,578
Kaman Corp                                          15,253                      378
Moog Inc (b)                                         3,519                      150
Triumph Group Inc (a)                                1,793                      109
                                                                    ----------------
                                                                              3,310
                                                                    ----------------
Agricultural Chemicals
(0.39%)
CF Industries Holdings Inc                           3,400                      135
UAP Holding Corp                                    31,236                      864
                                                                    ----------------
                                                                                999
                                                                    ----------------
Airlines (0.32%)
Airtran Holdings Inc (a)(b)                         27,075                      298
Alaska Air Group Inc (b)                            17,655                      523
                                                                    ----------------
                                                                                821
                                                                    ----------------
Alternative Waste Tech
(0.02%)
Rentech Inc (a)(b)                                  20,300                       49
                                                                    ----------------

Apparel Manufacturers
(0.30%)
Kellwood Co                                         25,108                      707
Phillips-Van Heusen                                  1,229                       69
                                                                    ----------------
                                                                                776

                                                                    ----------------
Applications Software
(0.00%)
Nuance Communications                                  400                        6
Inc (a)(b)
PDF Solutions Inc (a)(b)                               200                        2
                                                                    ----------------
                                                                                  8
                                                                    ----------------
Auto/Truck Parts &
Equipment - Original
(0.74%)
American Axle &                                      6,889                      193
Manufacturing Holdings (a)
ArvinMeritor Inc (a)                                 6,663                      138
Lear Corp (a)(b)                                     4,149                      152
Tenneco Inc (b)                                     29,033                      869
Titan International Inc (a)                         19,776                      557
                                                                    ----------------
                                                                              1,909
                                                                    ----------------
B2B - E-Commerce (0.01%)
i2 Technologies Inc (a)(b)                             900                       23
                                                                    ----------------

Batteries & Battery
Systems (0.95%)
Greatbatch Inc (a)(b)                               84,102                    2,441
                                                                    ----------------

Building - Heavy
Construction (0.39%)
Perini Corp (b)                                      1,260                       54
Washington Group                                    14,269                      955
International Inc (a)(b)
                                                                    ----------------
                                                                              1,009
                                                                    ----------------
Building - Residential &
Commercial (0.86%)
Beazer Homes USA Inc (a)                            28,037                      936

Building - Residential &
Commercial
Levitt Corp                                          2,272                       19
Ryland Group Inc (a)                                28,037                    1,242
                                                                    ----------------
                                                                              2,197

                                                                    ----------------
Building & Construction -
Miscellaneous (1.44%)
Dycom Industries Inc (b)                           142,456                    3,691
                                                                    ----------------

Building & Construction
Products - Miscellaneous
(0.02%)
Trex Co Inc (a)(b)                                   2,300                       47
                                                                    ----------------

Building Products - Cement
& Aggregate (0.19%)
Texas Industries Inc                                 6,443                      491
                                                                    ----------------

Cellular
Telecommunications (0.22%)
Centennial Communications                           25,311                      211
Corp (b)
Dobson Communications                               39,800                      362
Corp (a)(b)
                                                                    ----------------
                                                                                573
                                                                    ----------------
Chemicals - Diversified
(0.22%)
FMC Corp                                             6,400                      492
Rockwood Holdings Inc (b)                            2,261                       70
                                                                    ----------------
                                                                                562
                                                                    ----------------
Chemicals - Plastics
(0.03%)
Spartech Corp                                        3,183                       89
                                                                    ----------------

Chemicals - Specialty
(1.75%)
Arch Chemicals Inc                                  11,220                      339
Cytec Industries Inc                                54,226                    2,977
Ferro Corp                                           2,588                       54
HB Fuller Co                                         9,204                      235
Minerals Technologies                                2,997                      191
Inc (a)
NewMarket Corp (a)                                  13,032                      614
WR Grace & Co (a)(b)                                 3,500                       93
                                                                    ----------------
                                                                              4,503
                                                                    ----------------
Collectibles (0.98%)
RC2 Corp (b)                                        62,768                    2,502
Topps Co Inc/The                                       900                        9
                                                                    ----------------
                                                                              2,511
                                                                    ----------------
Commercial Banks (3.44%)
Alabama National                                     3,600                      225
Bancorporation
Bancfirst Corp                                       4,400                      188
Bancorpsouth Inc                                       836                       21
Bank Mutual Corp                                    11,700                      138
Capitol Bancorp Ltd                                  2,500                       75
Cathay General Bancorp (a)                           2,100                       69
Citizens Banking Corp/MI                             9,972                      200
Community Banks Inc                                    230                        6
CVB Financial Corp (a)                                  11                        -
East West Bancorp Inc                                1,900                       76
First Bancorp/Puerto                                24,400                      306
Rico (a)
First Financial Bancorp (a)                            449                        7
First Merchants Corp                                 2,400                       52
First Midwest Bancorp                                7,600                      273
Inc/IL
First Republic Bank/San                              7,350                      398
Francisco CA
FNB Corp/PA (a)                                      5,468                       92
Greater Bay Bancorp                                  4,900                      126
Hancock Holding Co (a)                               4,200                      164
Irwin Financial Corp                                 7,174                      115

Commercial Banks
MB Financial Inc                                     3,400                      114
MBT Financial Corp                                      32                        -
Old National Bancorp/IN (a)                          1,767                       32
Old Second Bancorp Inc                               4,783                      140
Peoples Bancorp Inc/OH                                 260                        7
Prosperity Bancshares                               11,700                      406
Inc (a)
S&T Bancorp Inc (a)                                  7,200                      234
Santander BanCorp                                    1,400                       25
Sterling Financial Corp/WA                           2,750                       81
Susquehanna Bancshares Inc                             800                       18
SVB Financial Group (a)(b)                          14,729                      754
Texas Capital Bancshares                            30,400                      617
Inc (b)
Trustmark Corp                                       6,880                      183
UCBH Holdings Inc                                  173,062                    3,108
Umpqua Holdings Corp                                 4,500                      112
W Holding Co Inc                                    21,472                      104
Wintrust Financial Corp (a)                          8,335                      358
                                                                    ----------------
                                                                              8,824
                                                                    ----------------
Commercial Services (1.25%)
PHH Corp (b)                                         3,282                      100
Quanta Services Inc (a)(b)                          95,030                    2,612
Source Interlink Cos                                   600                        4
Inc (a)(b)
TeleTech Holdings                                   13,328                      503
Inc (a)(b)
                                                                    ----------------
                                                                              3,219
                                                                    ----------------
Commercial Services -
Finance (0.04%)
Heartland Payment Systems                            2,295                       57
Inc (a)
Rewards Network Inc (a)(b)                           8,781                       35
TNS Inc                                              1,700                       21
                                                                    ----------------
                                                                                113
                                                                    ----------------
Communications Software
(0.05%)
Avid Technology Inc (a)(b)                           3,700                      123
                                                                    ----------------

Computer Aided Design
(0.03%)
Ansys Inc (a)(b)                                     1,300                       67
                                                                    ----------------

Computer Services (1.01%)
Ciber Inc (b)                                       30,302                      247
Perot Systems Corp (b)                               5,000                       90
SYKES Enterprises Inc (b)                          122,540                    2,262
                                                                    ----------------
                                                                              2,599
                                                                    ----------------
Computers (0.00%)
Palm Inc (a)(b)                                        200                        3
                                                                    ----------------

Computers - Integrated
Systems (0.06%)
Agilysys Inc                                         7,123                      150
                                                                    ----------------

Computers - Peripheral
Equipment (2.16%)
Electronics for Imaging (b)                        208,285                    5,555
                                                                    ----------------

Consulting Services (2.95%)
FTI Consulting Inc (a)(b)                          118,288                    4,350
Navigant Consulting                                167,847                    3,219
Inc (a)(b)
                                                                    ----------------
                                                                              7,569
                                                                    ----------------
Consumer Products -
Miscellaneous (0.03%)
Blyth Inc                                            3,431                       89
                                                                    ----------------


Containers - Metal & Glass
(0.48%)
Owens-Illinois Inc (b)                              39,528                    1,189
Silgan Holdings Inc                                    862                       50
                                                                    ----------------
                                                                              1,239
                                                                    ----------------
Cosmetics & Toiletries
(0.02%)
Elizabeth Arden Inc (b)                              1,804                       41
Parlux Fragrances                                    5,100                       23
Inc (a)(b)
                                                                    ----------------
                                                                                 64
                                                                    ----------------
Data Processing &
Management (0.37%)
Acxiom Corp                                         42,394                      958
                                                                    ----------------

Dental Supplies &
Equipment (0.01%)
Align Technology Inc (a)(b)                          1,000                       23
                                                                    ----------------

Diagnostic Kits (0.28%)
Inverness Medical                                   17,711                      709
Innovations Inc (b)
                                                                    ----------------

Direct Marketing (0.04%)
Valuevision Media                                    9,931                      112
Inc (a)(b)
                                                                    ----------------

Distribution & Wholesale
(2.33%)
Bell Microproducts                                  10,798                       73
Inc (a)(b)
Owens & Minor Inc (a)                               79,324                    2,804
Scansource Inc (a)(b)                               92,441                    2,655
United Stationers                                    7,400                      441
Inc (a)(b)
                                                                    ----------------
                                                                              5,973
                                                                    ----------------
Diversified Manufacturing
Operations (1.83%)
Actuant Corp (a)                                    22,267                    1,180
AO Smith Corp                                       17,716                      675
EnPro Industries Inc (b)                            11,195                      422
Federal Signal Corp                                    534                        8
Griffon Corp (a)(b)                                 13,400                      322
Koppers Holdings Inc (a)                             4,143                      120
Matthews International                               3,100                      131
Corp
Pentair Inc                                         50,437                    1,621
Tredegar Corp                                        9,385                      219
                                                                    ----------------
                                                                              4,698
                                                                    ----------------
Diversified Operations
(0.04%)
Resource America Inc                                 4,300                       95
                                                                    ----------------

E-Commerce - Products
(0.05%)
Overstock.com Inc (a)(b)                             6,799                      122
                                                                    ----------------

E-Commerce - Services
(0.09%)
Move Inc (b)                                        51,400                      238
                                                                    ----------------

Electric - Integrated
(3.56%)
Allete Inc                                          34,265                    1,659
Black Hills Corp (a)                                18,602                      740
CMS Energy Corp                                     21,364                      396
El Paso Electric Co (b)                             19,823                      523
Idacorp Inc                                         25,078                      864
Integrys Energy Group                               13,415                      752
Inc (a)
NorthWestern Corp                                    6,500                      228
PNM Resources Inc                                   91,184                    2,968
Portland General Electric                            1,300                       38
Co (a)
Sierra Pacific                                      36,703                      670
Resources (b)

Electric - Integrated
UIL Holdings Corp                                    7,778                      266
Unisource Energy Corp (a)                            1,140                       44
                                                                    ----------------
                                                                              9,148
                                                                    ----------------
Electric Products -
Miscellaneous (0.00%)
Littelfuse Inc (b)                                     300                       12
                                                                    ----------------

Electronic Components -
Miscellaneous (1.46%)
Benchmark Electronics                              163,450                    3,462
Inc (b)
CTS Corp                                            13,942                      182
OSI Systems Inc (a)(b)                               4,187                      111
                                                                    ----------------
                                                                              3,755
                                                                    ----------------
Electronic Components -
Semiconductors (0.58%)
Bookham Inc (a)(b)                                   6,468                       15
Ikanos Communications                                4,800                       37
Inc (a)(b)
IPG Photonics Corp (b)                               2,900                       53
Kopin Corp (a)(b)                                    8,202                       28
Mindspeed Technologies                               5,877                       13
Inc (b)
Monolithic Power Systems                            18,212                      248
Inc (a)(b)
PLX Technology Inc (b)                               6,400                       67
Skyworks Solutions                                   2,476                       17
Inc (a)(b)
Transwitch Corp (a)(b)                              31,000                       46
Volterra Semiconductor                              25,700                      406
Corp (a)(b)
Zoran Corp (a)(b)                                   27,877                      554
                                                                    ----------------
                                                                              1,484
                                                                    ----------------
Electronics - Military
(0.01%)
EDO Corp (a)                                           800                       22
                                                                    ----------------

E-Marketing & Information
(0.01%)
Netratings Inc (b)                                   1,300                       27
                                                                    ----------------

Energy - Alternate Sources
(0.08%)
FuelCell Energy Inc (a)(b)                           7,100                       50
Sunpower Corp (a)(b)                                 2,400                      146
                                                                    ----------------
                                                                                196
                                                                    ----------------
Engineering - Research &
Development Services
(0.94%)
EMCOR Group Inc (b)                                    674                       42
Shaw Group Inc/The (b)                              60,912                    1,976
URS Corp (b)                                         9,200                      402
                                                                    ----------------
                                                                              2,420
                                                                    ----------------
Engines - Internal
Combustion (0.28%)
Briggs & Stratton Corp (a)                          24,300                      721
                                                                    ----------------

Enterprise Software &
Services (0.07%)
Mantech International                                2,900                       89
Corp (b)
SYNNEX Corp (b)                                      4,900                       96
                                                                    ----------------
                                                                                185
                                                                    ----------------
Entertainment Software
(0.03%)
Midway Games Inc (a)(b)                             10,300                       71
                                                                    ----------------

Environmental Consulting &
Engineering (1.15%)
Tetra Tech Inc (a)(b)                              142,364                    2,964
                                                                    ----------------

E-Services - Consulting
(0.06%)
WebSideStory Inc (a)(b)                             13,700                      153
                                                                    ----------------


Finance - Consumer Loans
(0.01%)
Ocwen Financial Corp (a)(b)                          1,322                       19
                                                                    ----------------

Finance - Credit Card
(0.14%)
CompuCredit Corp (a)(b)                              9,736                      352
                                                                    ----------------

Finance - Investment
Banker & Broker (0.19%)
Friedman Billings Ramsey                            50,499                      280
Group Inc (a)
Investment Technology                                4,620                      175
Group Inc (b)
Piper Jaffray Cos (b)                                  541                       35
                                                                    ----------------
                                                                                490
                                                                    ----------------
Finance - Leasing Company
(0.56%)
Financial Federal Corp (a)                          55,111                    1,448
                                                                    ----------------

Finance - Mortgage
Loan/Banker (1.13%)
Centerline Holding Co                                  544                       10
Federal Agricultural                                   360                       10
Mortgage Corp
IndyMac Bancorp Inc (a)                             94,939                    2,871
                                                                    ----------------
                                                                              2,891
                                                                    ----------------
Finance - Other Services
(0.15%)
Asset Acceptance Capital                            11,700                      216
Corp (b)
Nasdaq Stock Market                                  5,290                      172
Inc/The (a)(b)
                                                                    ----------------
                                                                                388
                                                                    ----------------
Financial Guarantee
Insurance (0.10%)
Triad Guaranty Inc (a)(b)                            5,960                      263
                                                                    ----------------

Food -
Miscellaneous/Diversified
(1.90%)
Chiquita Brands                                     16,293                      241
International Inc (a)
Corn Products                                       13,153                      524
International Inc
Ralcorp Holdings Inc (a)(b)                         62,466                    4,111
                                                                    ----------------
                                                                              4,876

                                                                    ----------------
Food - Retail (0.04%)
Ruddick Corp                                         3,000                       90
                                                                    ----------------

Food - Wholesale &
Distribution (0.11%)
Nash Finch Co                                        2,840                      111
Spartan Stores Inc                                   6,750                      174
                                                                    ----------------
                                                                                285
                                                                    ----------------
Footwear & Related Apparel
(1.82%)
Wolverine World Wide Inc                           163,389                    4,670
                                                                    ----------------

Funeral Services & Related
Items (0.03%)
Stewart Enterprises Inc (a)                          9,800                       74
                                                                    ----------------

Gas - Distribution (0.89%)
Laclede Group Inc/The                                3,238                      102
New Jersey Resources                                 4,029                      216
Corp (a)
Northwest Natural Gas Co                             2,155                      109
Southwest Gas Corp                                   2,148                       81
WGL Holdings Inc (a)                                52,204                    1,767
                                                                    ----------------
                                                                              2,275
                                                                    ----------------
Golf (0.77%)
Callaway Golf Co (a)                               109,438                    1,965
                                                                    ----------------


Hazardous Waste Disposal
(0.03%)
Clean Harbors Inc (a)(b)                             1,754                       82
                                                                    ----------------

Home Furnishings (0.09%)
Furniture Brands                                     9,226                      148
International Inc (a)
Kimball International Inc                            3,700                       67
Sealy Corp                                             400                        7
                                                                    ----------------
                                                                                222
                                                                    ----------------
Human Resources (0.32%)
Hudson Highland Group                               10,627                      173
Inc (b)
Kelly Services Inc (a)                              17,130                      492
Kforce Inc (b)                                       7,383                      101
Spherion Corp (b)                                    7,801                       67
                                                                    ----------------
                                                                                833
                                                                    ----------------
Identification Systems -
Development (0.04%)
Checkpoint Systems Inc (b)                           2,431                       53
Cogent Inc (a)(b)                                    3,900                       55
                                                                    ----------------
                                                                                108
                                                                    ----------------
Industrial Automation &
Robots (0.01%)
Intermec Inc (a)(b)                                    600                       13
                                                                    ----------------

Instruments - Controls
(0.05%)
Photon Dynamics Inc (a)(b)                          10,300                      124
                                                                    ----------------

Instruments - Scientific
(0.28%)
Varian Inc (b)                                      12,625                      732
                                                                    ----------------

Insurance Brokers (1.03%)
Hilb Rogal & Hobbs Co (a)                           54,867                    2,384
USI Holdings Corp (b)                               14,993                      254
                                                                    ----------------
                                                                              2,638
                                                                    ----------------
Internet Application
Software (0.07%)
Art Technology Group                                32,700                       81
Inc (b)
eResearch Technology                                    37                        -
Inc (a)(b)
Lionbridge Technologies (b)                         18,600                       95
                                                                    ----------------
                                                                                176
                                                                    ----------------
Internet Content -
Information & News (0.01%)
ProQuest Co (b)                                      2,100                       19
                                                                    ----------------

Internet Financial
Services (0.01%)
Netbank Inc                                         13,100                       25
                                                                    ----------------

Internet Incubators (0.11%)
CMGI Inc (b)                                       128,500                      270
                                                                    ----------------

Internet Infrastructure
Equipment (1.43%)
Avocent Corp (b)                                   131,444                    3,682
                                                                    ----------------

Internet Security (0.05%)
Vasco Data Security                                  6,047                      129
International (a)(b)
                                                                    ----------------

Intimate Apparel (0.22%)
Warnaco Group Inc/The (b)                           19,652                      556
                                                                    ----------------


Investment Companies
(0.03%)
Harris & Harris Group                                6,684                       89
Inc (a)(b)
                                                                    ----------------

Investment Management &
Advisory Services (0.40%)
Affiliated Managers Group                            2,100                      247
Inc (a)(b)
GAMCO Investors Inc                                  9,368                      427
National Financial                                   7,678                      354
Partners Corp (a)
                                                                    ----------------
                                                                              1,028
                                                                    ----------------
Lasers - Systems &
Components (0.01%)
Ionatron Inc (a)(b)                                  5,632                       35
                                                                    ----------------

Life & Health Insurance
(1.31%)
American Equity Investment                              69                        1
Life Holding Co (a)
Delphi Financial Group                              13,450                      574
Phoenix Cos Inc/The                                 61,757                      920
Stancorp Financial Group                            34,803                    1,657
Inc
Universal American                                  10,900                      202
Financial Corp (b)
                                                                    ----------------
                                                                              3,354
                                                                    ----------------
Lighting Products &
Systems (0.06%)
Universal Display                                   10,300                      160
Corp (a)(b)
                                                                    ----------------

Machinery - Electrical
(0.92%)
Regal-Beloit Corp (a)                               51,398                    2,370
                                                                    ----------------

Machinery - Farm (0.35%)
AGCO Corp (a)(b)                                    18,535                      774
Gehl Co (a)(b)                                       3,978                      116
                                                                    ----------------
                                                                                890
                                                                    ----------------
Machinery - General
Industry (0.20%)
Albany International Corp                            2,600                      100
Gardner Denver Inc (b)                               7,740                      292
Wabtec Corp                                          3,400                      126
                                                                    ----------------
                                                                                518
                                                                    ----------------
Machinery - Material
Handling (0.08%)
Cascade Corp                                         3,122                      193
                                                                    ----------------

Machinery - Print Trade
(0.00%)
Presstek Inc (a)(b)                                    100                        1
                                                                    ----------------

Medical - Drugs (1.15%)
Sciele Pharma Inc (a)(b)                           119,885                    2,964
                                                                    ----------------

Medical - Hospitals (1.58%)
LifePoint Hospitals Inc (b)                        111,103                    4,056
                                                                    ----------------

Medical - Outpatient &
Home Medical Care (0.96%)
Amsurg Corp (a)(b)                                  99,579                    2,285
Res-Care Inc (b)                                    10,214                      183
                                                                    ----------------
                                                                              2,468
                                                                    ----------------
Medical Imaging Systems
(0.03%)
IRIS International                                   5,843                       79
Inc (a)(b)
                                                                    ----------------

Medical Products (0.07%)
Mentor Corp (a)                                      4,748                      185
                                                                    ----------------


Metal - Iron (0.00%)
Cleveland-Cliffs Inc (a)                               100                        7
                                                                    ----------------

Metal Products -
Distribution (0.02%)
AM Castle & Co (a)                                   1,684                       57
                                                                    ----------------

Motion Pictures & Services
(1.64%)
Macrovision Corp (a)(b)                            173,837                    4,219
                                                                    ----------------

Multi-Line Insurance
(1.69%)
HCC Insurance Holdings Inc                         133,418                    4,091
Horace Mann Educators Corp                           6,800                      143
United Fire & Casualty                               2,546                       93
Co (a)
                                                                    ----------------
                                                                              4,327
                                                                    ----------------
Networking Products (2.09%)
Aeroflex Inc (b)                                    16,580                      233
Anixter International                               69,108                    4,948
Inc (a)(b)
Black Box Corp                                       4,194                      153
Foundry Networks Inc (b)                             2,700                       41
                                                                    ----------------
                                                                              5,375
                                                                    ----------------
Non-Ferrous Metals (0.26%)
USEC Inc (b)                                        32,527                      656
                                                                    ----------------

Non-Hazardous Waste
Disposal (0.05%)
Casella Waste Systems                                2,988                       28
Inc (b)
Waste Connections                                    3,150                       98
Inc (a)(b)
                                                                    ----------------
                                                                                126
                                                                    ----------------
Office Automation &
Equipment (0.34%)
IKON Office Solutions Inc                           58,192                      871
                                                                    ----------------

Office Supplies & Forms
(0.07%)
ACCO Brands Corp (a)(b)                              7,200                      171
                                                                    ----------------

Oil - Field Services
(2.44%)
Oil States International                           103,841                    3,523
Inc (a)(b)
SEACOR Holdings Inc (a)(b)                          23,686                    2,257
Universal Compression                                7,366                      490
Holdings Inc (a)(b)
                                                                    ----------------
                                                                              6,270
                                                                    ----------------
Oil & Gas Drilling (2.07%)
Helmerich & Payne Inc                               89,914                    2,903
Pioneer Drilling Co (a)(b)                         175,211                    2,402
                                                                    ----------------
                                                                              5,305
                                                                    ----------------
Oil Company - Exploration
& Production (0.18%)
ATP Oil & Gas Corp (a)(b)                            1,200                       52
Edge Petroleum Corp (a)(b)                           8,000                      110
Energy Partners Ltd (a)(b)                           5,500                       92
GeoGlobal Resources                                 19,500                      111
Inc (a)(b)
GeoMet Inc (a)(b)                                   11,700                      108
                                                                    ----------------
                                                                                473
                                                                    ----------------
Oil Company - Integrated
(0.00%)
Delek US Holdings Inc                                  300                        6
                                                                    ----------------

Oil Refining & Marketing
(0.22%)
Giant Industries Inc (a)(b)                            600                       45
Western Refining Inc (a)                            13,200                      523
                                                                    ----------------
                                                                                568
                                                                    ----------------

Paper & Related Products
(0.19%)
Bowater Inc (a)                                      6,439                      141
Caraustar Industries                                 8,929                       64
Inc (a)(b)
Glatfelter                                           1,922                       29
Wausau Paper Corp                                   18,615                      250
                                                                    ----------------
                                                                                484
                                                                    ----------------
Poultry (0.17%)
Pilgrim's Pride Corp (a)                            11,619                      424
                                                                    ----------------

Printing - Commercial
(0.68%)
Bowne & Co Inc                                       8,318                      139
Valassis Communications                             84,110                    1,611
Inc (a)(b)
                                                                    ----------------
                                                                              1,750
                                                                    ----------------
Private Corrections (0.31%)
Corrections Corp of                                 13,797                      784
America (b)
                                                                    ----------------

Property & Casualty
Insurance (2.89%)
First American Corp (a)                             26,879                    1,384
LandAmerica Financial                                6,288                      505
Group Inc (a)
Ohio Casualty Corp                                   8,693                      275
Philadelphia Consolidated                            4,300                      187
Holding Co (b)
PMA Capital Corp (a)(b)                             19,129                      179
RLI Corp                                            29,971                    1,669
Selective Insurance                                 97,262                    2,537
Group (a)
Stewart Information                                  1,600                       64
Services Corp (a)
Tower Group Inc (a)                                  5,196                      159
Zenith National Insurance                            9,872                      457
Corp
                                                                    ----------------
                                                                              7,416
                                                                    ----------------
Publishing - Books (0.22%)
Scholastic Corp (b)                                 18,120                      559
                                                                    ----------------

Quarrying (0.00%)
Compass Minerals                                       223                        8
International Inc
                                                                    ----------------

Radio (0.05%)
Cox Radio Inc (b)                                    9,850                      139
                                                                    ----------------

Real Estate Magagement &
Services (0.29%)
Jones Lang LaSalle Inc (a)                           6,880                      739
                                                                    ----------------

Real Estate Operator &
Developer (0.10%)
Affordable Residential                              18,876                      222
Communities Inc (a)(b)
Meruelo Maddux Properties                            5,100                       41
Inc (b)
                                                                    ----------------
                                                                                263
                                                                    ----------------
Recycling (0.17%)
Metal Management Inc                                 9,067                      436
                                                                    ----------------

Regional Banks (0.07%)
National City Corp (a)                               4,870                      178
                                                                    ----------------

REITS - Apartments (0.03%)
American Campus                                      1,600                       49
Communities Inc
Home Properties Inc (a)                                500                       28
                                                                    ----------------
                                                                                 77
                                                                    ----------------
REITS - Diversified (0.14%)
Entertainment Properties                             2,700                      163
Trust

REITS - Diversified
PS Business Parks Inc                                3,000                      207
                                                                    ----------------
                                                                                370
                                                                    ----------------
REITS - Healthcare (0.47%)
Nationwide Health                                    2,700                       86
Properties Inc
Omega Healthcare Investors                          19,800                      333
Inc
Senior Housing Properties                           25,837                      590
Trust
Universal Health Realty                              5,282                      186
Income Trust
                                                                    ----------------
                                                                              1,195
                                                                    ----------------
REITS - Hotels (0.47%)
Ashford Hospitality Trust                           20,300                      244
Inc
FelCor Lodging Trust Inc                            34,296                      876
Innkeepers USA Trust (a)                             2,000                       35
LaSalle Hotel Properties                             1,190                       55
                                                                    ----------------
                                                                              1,210
                                                                    ----------------
REITS - Manufactured Homes
(0.16%)
Equity Lifestyle                                     5,714                      310
Properties Inc
Sun Communities Inc (a)                              3,048                       91
                                                                    ----------------
                                                                                401
                                                                    ----------------
REITS - Mortgage (0.32%)
American Home Mortgage                                  40                        1
Investment Corp (a)
Anthracite Capital Inc (a)                          13,490                      156
Anworth Mortgage Asset                              45,894                      441
Corp
CBRE Realty Finance Inc (a)                          3,000                       39
Luminent Mortgage Capital                            6,400                       53
Inc (a)
Redwood Trust Inc (a)                                2,500                      125
                                                                    ----------------
                                                                                815
                                                                    ----------------
REITS - Office Property
(0.12%)
Alexandria Real Estate                               1,511                      160
Equities Inc (a)
Brandywine Realty Trust                                835                       28
Highwoods Properties                                 1,700                       69
Inc (a)
Maguire Properties Inc                               1,500                       54
Republic Property Trust                                100                        1
                                                                    ----------------
                                                                                312
                                                                    ----------------
REITS - Regional Malls
(0.13%)
Pennsylvania Real Estate                             7,200                      334
Investment Trust
                                                                    ----------------

REITS - Shopping Centers
(0.04%)
Equity One Inc                                         500                       14
Tanger Factory Outlet                                2,100                       85
Centers
                                                                    ----------------
                                                                                 99
                                                                    ----------------
REITS - Single Tenant
(0.06%)
Realty Income Corp                                   5,677                      158
                                                                    ----------------

REITS - Storage (0.04%)
Sovran Self Storage Inc (a)                          1,740                       96
                                                                    ----------------

REITS - Warehouse &
Industrial (0.40%)
EastGroup Properties Inc                             1,290                       65
First Industrial Realty                             21,792                      954
Trust Inc (a)
                                                                    ----------------
                                                                              1,019
                                                                    ----------------
REITS-Whole Loans (0.00%)
Quadra Realty Trust Inc (b)                            400                        6
                                                                    ----------------

Rental - Auto & Equipment
(2.03%)
Dollar Thrifty Automotive                            6,400                      300
Group (a)(b)

Rental - Auto & Equipment
United Rentals Inc (a)(b)                          146,960                    4,923
                                                                    ----------------
                                                                              5,223
                                                                    ----------------
Resorts & Theme Parks
(0.10%)
Bluegreen Corp (b)                                  22,322                      247
                                                                    ----------------

Retail - Apparel & Shoe
(1.51%)
Brown Shoe Co Inc                                    1,431                       39
Genesco Inc (a)(b)                                   5,388                      273
New York & Co Inc (b)                               15,348                      215
Pacific Sunwear Of                                 148,894                    3,116
California (b)
Stage Stores Inc                                    10,131                      223
                                                                    ----------------
                                                                              3,866
                                                                    ----------------
Retail - Auto Parts (0.23%)
CSK Auto Corp (a)(b)                                35,854                      601
                                                                    ----------------

Retail - Automobile (0.45%)
Group 1 Automotive Inc                               8,400                      345
Lithia Motors Inc (a)                                9,610                      259
United Auto Group Inc (a)                           27,576                      559
                                                                    ----------------
                                                                              1,163
                                                                    ----------------
Retail - Computer
Equipment (0.29%)
Insight Enterprises Inc (b)                         38,133                      756
                                                                    ----------------

Retail - Convenience Store
(0.04%)
Casey's General Stores Inc                           4,164                      105
                                                                    ----------------

Retail - Discount (0.03%)
Big Lots Inc (b)                                     2,500                       80
                                                                    ----------------

Retail - Drug Store (0.07%)
Longs Drug Stores Corp (a)                           3,288                      180
                                                                    ----------------

Retail - Hair Salons
(0.26%)
Regis Corp                                          17,252                      659
                                                                    ----------------

Retail - Home Furnishings
(0.33%)
Cost Plus Inc (a)(b)                                 9,300                       91
Pier 1 Imports Inc (a)                              98,615                      744
                                                                    ----------------
                                                                                835
                                                                    ----------------
Retail - Hypermarkets
(0.09%)
Smart & Final Inc (b)                               11,072                      241
                                                                    ----------------

Retail - Jewelry (0.93%)
Zale Corp (a)(b)                                    85,941                    2,399
                                                                    ----------------

Retail - Music Store
(0.00%)
Guitar Center Inc (b)                                  100                        5
                                                                    ----------------

Retail - Petroleum
Products (0.05%)
World Fuel Services Corp                             2,800                      129
                                                                    ----------------

Retail - Regional
Department Store (0.13%)
Bon-Ton Stores Inc/The (a)                           5,428                      270
Retail Ventures Inc (a)(b)                           3,000                       61
                                                                    ----------------
                                                                                331
                                                                    ----------------

Retail - Restaurants
(2.22%)
CEC Entertainment Inc (b)                           63,572                    2,649
Domino's Pizza Inc                                     400                       13
O'Charleys Inc                                      62,876                    1,327
Rare Hospitality                                    58,980                    1,718
International Inc (a)(b)
                                                                    ----------------
                                                                              5,707
                                                                    ----------------
Retail - Sporting Goods
(0.01%)
Big 5 Sporting Goods                                   801                       20
Corp (a)
                                                                    ----------------

Retail - Video Rental
(0.00%)
Blockbuster Inc (a)(b)                                 100                        1
                                                                    ----------------

Rubber & Plastic Products
(0.04%)
Myers Industries Inc (a)                             4,660                      105
                                                                    ----------------

Savings & Loans - Thrifts
(5.38%)
Astoria Financial Corp                              80,251                    2,131
BankUnited Financial                               163,643                    3,543
Corp (a)
First Niagara Financial                            181,414                    2,467
Group Inc
Flagstar Bancorp Inc (a)                           195,281                    2,304
MAF Bancorp Inc                                      5,300                      213
NewAlliance Bancshares Inc                          13,500                      211
PFF Bancorp Inc                                      9,400                      265
Provident Financial                                 18,711                      321
Services Inc
Provident New York Bancorp                           9,190                      125
Washington Federal Inc                              94,101                    2,231
Washington Mutual Inc -                              3,800                        1
Warrants (b)
                                                                    ----------------
                                                                             13,812
                                                                    ----------------
Semiconductor Component -
Integrated Circuits (0.05%)
Emulex Corp (a)(b)                                   2,000                       42
Genesis Microchip Inc (b)                            4,173                       36
Pericom Semiconductor                                1,600                       16
Corp (a)(b)
Standard Microsystems                                  900                       29
Corp (a)(b)
                                                                    ----------------
                                                                                123
                                                                    ----------------
Semiconductor Equipment
(2.31%)
Credence Systems Corp (b)                           23,168                       86
Entegris Inc (a)(b)                                 19,486                      228
Mattson Technology Inc (b)                           5,000                       51
MKS Instruments Inc (b)                            120,039                    3,235
Photronics Inc (a)(b)                              149,857                    2,255
Tessera Technologies                                 1,600                       69
Inc (a)(b)
                                                                    ----------------
                                                                              5,924
                                                                    ----------------
Steel - Producers (0.41%)
AK Steel Holding                                    23,723                      724
Corp (a)(b)
Ryerson Inc (a)                                      1,400                       57
Schnitzer Steel Industries                           1,650                       86
Inc
Wheeling-Pittsburgh                                  7,692                      186
Corp (a)(b)
                                                                    ----------------
                                                                              1,053
                                                                    ----------------
Sugar (0.05%)
Imperial Sugar Co (a)                                3,930                      117
                                                                    ----------------

Telecommunication
Equipment (1.95%)
Adtran Inc                                         115,054                    2,928
Plantronics Inc                                     74,200                    1,863
Utstarcom Inc (a)(b)                                29,735                      213
                                                                    ----------------
                                                                              5,004
                                                                    ----------------

Telecommunication Services
(0.28%)
Cbeyond Inc (a)(b)                                     200                        7
Consolidated                                         4,375                       87
Communications Holdings
Inc
FiberTower Corp (a)(b)                               9,260                       42
Harris Stratex Networks                              1,600                       32
Inc (a)(b)
Iowa Telecommunications                             15,598                      317
Services Inc
Lightbridge Inc (b)                                  1,300                       23
MasTec Inc (b)                                       6,500                       74
Time Warner Telecom Inc (b)                          6,000                      123
Vonage Holdings Corp (a)(b)                          6,800                       21
                                                                    ----------------
                                                                                726
                                                                    ----------------
Telephone - Integrated
(0.37%)
Alaska Communications                               31,266                      497
Systems Group Inc
Cincinnati Bell Inc (b)                             56,490                      286
CT Communications Inc                                4,900                      120
IDT Corp - Class B                                   5,300                       59
                                                                    ----------------
                                                                                962
                                                                    ----------------
Television (0.15%)
Lin TV Corp (a)(b)                                  23,898                      381
                                                                    ----------------

Textile - Apparel (0.01%)
Perry Ellis International                              984                       33
Inc (b)
                                                                    ----------------

Tobacco (0.36%)
Universal Corp/Richmond                             14,577                      914
VA (a)
                                                                    ----------------

Transport - Air Freight
(0.10%)
ABX Air Inc (b)                                     19,722                      128
EGL Inc (b)                                          3,348                      133
                                                                    ----------------
                                                                                261
                                                                    ----------------
Transport - Equipment &
Leasing (1.38%)
GATX Corp                                           72,513                    3,554
                                                                    ----------------

Transport - Services
(0.26%)
Laidlaw International Inc                           19,258                      660
                                                                    ----------------

Transport - Truck (0.95%)
Arkansas Best Corp                                      26                        1
Heartland Express Inc                              134,390                    2,315
Saia Inc (b)                                         4,206                      118
                                                                    ----------------
                                                                              2,434
                                                                    ----------------
Vitamins & Nutrition
Products (0.01%)
NBTY Inc (b)                                           700                       35
                                                                    ----------------

Water (0.03%)
California Water Service                             2,038                       79
Group (a)
                                                                    ----------------

Web Hosting & Design
(0.04%)
Equinix Inc (b)                                      1,100                       92
                                                                    ----------------

Wire & Cable Products
(2.35%)
Belden CDT Inc                                     101,750                    5,685
General Cable Corp (a)(b)                            6,158                      354
                                                                    ----------------
                                                                              6,039
                                                                    ----------------
Wireless Equipment (0.03%)
Powerwave Technologies                              11,600                       72
Inc (a)(b)

Wireless Equipment
Wireless Facilities Inc (b)                          2,256                        3
                                                                    ----------------
                                                                                 75
                                                                    ----------------
TOTAL COMMON STOCKS                                              $          252,217
                                                                    ----------------
MONEY MARKET FUNDS (28.22%)
Money Center Banks (28.22%)
BNY Institutional Cash                              72,480                   72,480
Reserve Fund (c)
                                                                    ----------------
TOTAL MONEY MARKET FUNDS                                         $           72,480
                                                                    ----------------
Total Investments                                                $          324,697
Liabilities in Excess of                                                   (67,897)
Other Assets, Net -
(26.44)%
                                                                    ----------------
TOTAL NET ASSETS - 100.00%                                       $          256,800
                                                                    ================
                                                                    ----------------

                                                                    ================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $           54,765
Unrealized Depreciation                                             (7,799)
                                                            ----------------
Net Unrealized Appreciation (Depreciation)                           46,966
Cost for federal income tax purposes                                277,731
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------ ------ ----------------
Sector                                                              Percent
--------------------- ------------------------------ ------ ----------------
Financial                                                            49.49%
Industrial                                                           18.52%
Consumer, Cyclical                                                   16.81%
Consumer,                                                            14.45%
Non-cyclical
Communications                                                        7.34%
Technology                                                            7.06%
Energy                                                                4.99%
Utilities                                                             4.48%
Basic Materials                                                       3.26%
Diversified                                                           0.04%
Liabilities in                                                    (-26.44%)
Excess of Other
Assets, Net
                                                            ----------------
TOTAL NET ASSETS                                                    100.00%
                                                            ================

Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Value Fund I

                                               Shares Held        Value (000's)
COMMON STOCKS (97.92%)
Advanced Materials & Products (0.07%)
Ceradyne Inc (a)                                       6,400  $            377
                                                                 --------------

Aerospace & Defense (0.13%)
Esterline Technologies Corp (a)(b)                    16,300               680
                                                                 --------------

Aerospace & Defense Equipment (1.14%)
AAR Corp (a)(b)                                        7,900               241
Curtiss-Wright Corp                                   28,700             1,237
Heico Corp (b)                                         2,600                94
Kaman Corp                                            29,400               729
Moog Inc (a)(b)                                       35,650             1,516
Orbital Sciences Corp (a)(b)                          64,200             1,340
Triumph Group Inc                                     11,300               687
                                                                 --------------
                                                                         5,844
                                                                 --------------
Agricultural Chemicals (0.38%)
CF Industries Holdings Inc                            34,800             1,381
UAP Holding Corp                                      20,100               556
                                                                 --------------
                                                                         1,937
                                                                 --------------
Airlines (0.95%)
Alaska Air Group Inc (a)                              18,300               542
ExpressJet Holdings Inc (a)(b)                        57,900               346
Republic Airways Holdings Inc (a)                     71,600             1,522
Skywest Inc                                           89,500             2,435
                                                                 --------------
                                                                         4,845
                                                                 --------------
Apparel Manufacturers (1.28%)
Carter's Inc (a)(b)                                   46,600             1,221
Hartmarx Corp (a)                                     72,900               480
Kellwood Co (b)                                       45,900             1,294
Maidenform Brands Inc (a)                             29,000               591
Oxford Industries Inc                                  2,200               102
Phillips-Van Heusen                                   47,300             2,644
Quiksilver Inc (a)(b)                                 17,700               235
                                                                 --------------
                                                                         6,567
                                                                 --------------
Applications Software (0.25%)
American Reprographics Co (a)(b)                      20,100               667
Progress Software Corp (a)(b)                         13,000               392
Quest Software Inc (a)(b)                             13,900               236
                                                                 --------------
                                                                         1,295
                                                                 --------------
Auction House & Art Dealer (0.18%)
Sotheby's (b)                                         17,600               909
                                                                 --------------

Auto/Truck Parts & Equipment - Original (0.78%)
American Axle & Manufacturing Holdings (b)            11,600               324
ArvinMeritor Inc (b)                                  65,400             1,351
Keystone Automotive Industries Inc (a)(b)              6,900               230
Lear Corp (a)(b)                                       7,200               264
Modine Manufacturing Co                               20,400               472
Tenneco Inc (a)(b)                                    37,100             1,111

Auto/Truck Parts & Equipment - Original
Visteon Corp (a)(b)                                   27,300               249
                                                                 --------------
                                                                         4,001
                                                                 --------------
Auto/Truck Parts & Equipment -
Replacement (0.40%)
Aftermarket Technology Corp (a)(b)                    73,700             2,036
                                                                 --------------

B2B - E-Commerce (0.26%)
Ariba Inc (a)(b)                                      44,200               390
i2 Technologies Inc (a)(b)                            30,700               782
webMethods Inc (a)(b)                                 16,000               145
                                                                 --------------
                                                                         1,317
                                                                 --------------
Batteries & Battery Systems (0.42%)
EnerSys (a)                                           33,000               538
Greatbatch Inc (a)(b)                                 55,600             1,614
                                                                 --------------
                                                                         2,152
                                                                 --------------
Building - Heavy Construction (0.48%)
Granite Construction Inc                              12,500               753
Washington Group International Inc (a)(b)             25,400             1,700
                                                                 --------------
                                                                         2,453
                                                                 --------------
Building - Maintenance & Service (0.20%)
ABM Industries Inc                                    36,500             1,027
                                                                 --------------

Building - Residential & Commercial (0.05%)
WCI Communities Inc (a)(b)                            11,300               247
                                                                 --------------

Building & Construction - Miscellaneous (0.02%)
Builders FirstSource Inc (a)(b)                        7,200               116
                                                                 --------------

Building & Construction Products -
Miscellaneous (0.18%)
Gibraltar Industries Inc                               8,300               185
NCI Building Systems Inc (a)(b)                       14,600               730
                                                                 --------------
                                                                           915
                                                                 --------------
Building Products - Air & Heating (0.26%)
Comfort Systems USA Inc                              105,200             1,314
                                                                 --------------

Building Products - Cement & Aggregate (0.11%)
Eagle Materials Inc (b)                               12,800               571
                                                                 --------------

Building Products - Doors & Windows (0.21%)
Apogee Enterprises Inc                                44,300             1,067
                                                                 --------------

Building Products - Light Fixtures (0.11%)
Genlyte Group Inc (a)(b)                               6,900               538
                                                                 --------------

Building Products - Wood (0.16%)
Universal Forest Products Inc                         17,800               827
                                                                 --------------

Cable TV (0.26%)
Lodgenet Entertainment Corp (a)(b)                    39,100             1,333
                                                                 --------------

Capacitors (0.03%)
Kemet Corp (a)                                        16,300               138
                                                                 --------------

Casino Hotels (0.14%)
Ameristar Casinos Inc                                  2,900                88

Casino Hotels
Monarch Casino & Resort Inc (a)                       23,600               629
                                                                 --------------
                                                                           717
                                                                 --------------
Cellular Telecommunications (0.12%)
Centennial Communications Corp (a)(b)                 18,900               157
Dobson Communications Corp (a)(b)                     49,600               452
                                                                 --------------
                                                                           609
                                                                 --------------
Chemicals - Diversified (0.59%)
FMC Corp                                               4,300               331
Georgia Gulf Corp (b)                                 35,900               573
Innospec Inc (b)                                       8,800               473
Pioneer Cos Inc (a)(b)                                19,700               573
Rockwood Holdings Inc (a)                             21,000               645
Westlake Chemical Corp (b)                            14,500               423
                                                                 --------------
                                                                         3,018
                                                                 --------------
Chemicals - Plastics (0.26%)
PolyOne Corp (a)(b)                                   88,200               579
Spartech Corp                                         26,500               743
                                                                 --------------
                                                                         1,322

                                                                 --------------
Chemicals - Specialty (1.97%)
Arch Chemicals Inc                                    47,600             1,439
HB Fuller Co                                         114,900             2,938
Hercules Inc (a)                                      64,200             1,210
Minerals Technologies Inc                              6,200               394
NewMarket Corp (b)                                     5,800               273
OM Group Inc (a)                                      31,700             1,665
Sensient Technologies Corp                            38,700             1,013
Terra Industries Inc (a)                              25,400               448
WR Grace & Co (a)(b)                                  26,800               713
                                                                 --------------
                                                                        10,093
                                                                 --------------
Circuit Boards (0.19%)
Park Electrochemical Corp                             29,700               818
TTM Technologies Inc (a)(b)                           18,500               170
                                                                 --------------
                                                                           988
                                                                 --------------
Collectibles (0.12%)
RC2 Corp (a)                                          15,600               622
                                                                 --------------

Commercial Banks (9.25%)
1st Source Corp                                       18,770               464
Amcore Financial Inc (b)                               9,900               283
AmericanWest Bancorp                                   7,300               147
Ameris Bancorp (b)                                    11,660               268
Bancfirst Corp                                         6,500               278
Bancorp Inc/DE (a)(b)                                 11,200               270
Bank of Granite Corp                                  15,775               254
Banner Corp                                            4,800               179
Camden National Corp                                   6,400               254
Capital Corp of the West                               1,440                34
Capitol Bancorp Ltd                                    9,400               283
Cardinal Financial Corp                                5,900                56
Cascade Bancorp                                       45,100               967
Cathay General Bancorp (b)                             9,700               318
Central Pacific Financial Corp                        28,700               986
Chemical Financial Corp (b)                           13,156               352
Chittenden Corp                                       19,500               567
Citizens Banking Corp/MI                              48,774               976
City Bank/Lynnwood WA                                  9,050               282

Commercial Banks
City Holding Co (b)                                   23,600               896
Colonial BancGroup Inc/The                            39,200               943
Columbia Bancorp/OR (b)                                1,200                25
Columbia Banking System Inc                           10,935               332
Community Bancorp/NV (a)                              11,700               359
Community Bank System Inc (b)                         13,000               267
Community Trust Bancorp Inc                           15,887               528
Corus Bankshares Inc                                 106,700             1,794
Cullen/Frost Bankers Inc                              14,200               727
CVB Financial Corp (b)                                34,010               404
East West Bancorp Inc                                 31,000             1,236
Farmers Capital Bank Corp (b)                          3,600               103
First Bancorp/Puerto Rico (b)                         46,000               577
First Charter Corp (b)                                27,700               608
First Citizens BancShares Inc/NC                       2,500               507
First Commonwealth Financial Corp (b)                 40,500               451
First Community Bancorp Inc/CA (b)                    29,200             1,602
First Community Bancshares Inc/VA (b)                  8,900               293
First Regional Bancorp/Los Angeles CA (a)              6,000               150
First Republic Bank/San Francisco CA                  21,450             1,160
FNB Corp/PA (b)                                       40,200               675
FNB Corp/VA (b)                                        7,500               248
Great Southern Bancorp Inc (b)                         8,600               235
Greater Bay Bancorp (b)                               27,900               720
Greene County Bancshares Inc                           3,700               124
Hanmi Financial Corp                                 134,900             2,214
Heartland Financial USA Inc (b)                        5,300               136
Heritage Commerce Corp                                 2,700                59
Horizon Financial Corp                                 5,575               117
IBERIABANK Corp (b)                                   26,175             1,374
Independent Bank Corp/MI                              28,906               477
Independent Bank Corp/Rockland MA (b)                 25,000               743
Integra Bank Corp                                     13,900               316
Intervest Bancshares Corp (a)                         10,200               260
Irwin Financial Corp                                  31,200               500
ITLA Capital Corp                                      3,500               178
Lakeland Financial Corp (b)                            3,200                69
MainSource Financial Group Inc (b)                    15,552               251
MB Financial Inc                                       6,000               202
MBT Financial Corp                                     6,100                74
Mercantile Bank Corp                                   6,018               162
Mid-State Bancshares (b)                              13,700               506
Nara Bancorp Inc                                      20,100               332
National Penn Bancshares Inc (b)                      16,968               315
Old Second Bancorp Inc (b)                               100                 3
Oriental Financial Group                              18,970               220
Pacific Capital Bancorp                               27,800               749
Peoples Bancorp Inc/OH (b)                             9,830               246
Prosperity Bancshares Inc (b)                         11,400               395
Provident Bankshares Corp                             23,800               763
Renasant Corp (b)                                     11,750               273
Republic Bancorp Inc/KY (b)                            2,758                50
R-G Financial Corp (a)                                53,500               225
Royal Bancshares of Pennsylvania                         781                16
Santander BanCorp                                      2,200                39
SCBT Financial Corp                                      987                36
Security Bank Corp/GA (b)                              9,800               194
Sierra Bancorp                                           900                25
Simmons First National Corp (b)                       16,000               421
Commercial Banks
Southwest Bancorp Inc/Stillwater OK                   38,800               951
Sterling Bancshares Inc/TX (b)                       203,600             2,327
Sterling Financial Corp/PA                            15,887               265
Sterling Financial Corp/WA                            78,193             2,305
SVB Financial Group (a)(b)                            27,900             1,429
Taylor Capital Group Inc                               9,700               289
Trico Bancshares                                       9,400               201
UMB Financial Corp (b)                                18,400               720
Umpqua Holdings Corp (b)                              42,181             1,052
Union Bankshares Corp/VA (b)                           5,300               124
United Bankshares Inc (b)                              7,700               258
United Community Banks Inc/GA (b)                     19,500               576
W Holding Co Inc                                      69,646               337
West Coast Bancorp/OR                                 35,800             1,112
Whitney Holding Corp                                  39,700             1,222
                                                                 --------------
                                                                        47,290
                                                                 --------------
Commercial Services (0.68%)
Arbitron Inc                                           3,400               168
First Advantage Corp (a)(b)                           22,200               517
Live Nation Inc (a)                                   26,700               542
Startek Inc (b)                                        4,800                46
TeleTech Holdings Inc (a)(b)                          36,900             1,392
Vertrue Inc (a)(b)                                    16,700               790
                                                                 --------------
                                                                         3,455
                                                                 --------------
Commercial Services - Finance (1.22%)
CBIZ Inc (a)(b)                                       92,800               646
Deluxe Corp                                          113,700             4,304
Dollar Financial Corp (a)(b)                          44,184             1,287
                                                                 --------------
                                                                         6,237
                                                                 --------------
Communications Software (0.35%)
Avid Technology Inc (a)(b)                            13,300               442
Digi International Inc (a)(b)                         16,400               209
Inter-Tel Inc                                         45,100             1,138
                                                                 --------------
                                                                         1,789
                                                                 --------------
Computer Aided Design (0.18%)
Aspen Technology Inc (a)(b)                           30,000               407
Parametric Technology Corp (a)(b)                     30,040               534
                                                                 --------------
                                                                           941
                                                                 --------------
Computer Services (0.68%)
Ciber Inc (a)                                         37,000               302
Covansys Corp (a)(b)                                  40,800             1,363
Perot Systems Corp (a)(b)                             59,600             1,067
SI International Inc (a)                               5,800               153
SYKES Enterprises Inc (a)(b)                          16,300               301
Tyler Technologies Inc (a)(b)                         22,200               265
                                                                 --------------
                                                                         3,451
                                                                 --------------
Computers (0.22%)
Gateway Inc (a)(b)                                    41,800                91
Palm Inc (a)(b)                                       60,642             1,024
                                                                 --------------
                                                                         1,115
                                                                 --------------
Computers - Integrated Systems (0.90%)
Agilysys Inc                                          29,500               620
Brocade Communications Systems Inc (a)               258,600             2,527
MTS Systems Corp                                      16,900               718
Radisys Corp (a)(b)                                   49,000               743
                                                                 --------------
                                                                         4,608
                                                                 --------------

                                                                 --------------
Computers - Memory Devices (0.45%)
Hutchinson Technology Inc (a)(b)                      10,800               205
Imation Corp                                          33,400             1,233
Komag Inc (a)(b)                                      10,600               292
Quantum Corp (a)                                     183,300               504
Silicon Storage Technology Inc (a)                    16,300                67
                                                                 --------------
                                                                         2,301
                                                                 --------------
Computers - Peripheral Equipment (0.16%)
Electronics for Imaging (a)                           31,500               840
                                                                 --------------

Computers - Voice Recognition (0.06%)
Talx Corp (b)                                          9,400               324
                                                                 --------------

Consulting Services (0.64%)
BearingPoint Inc (a)(b)                              122,800               901
CRA International Inc (a)                             18,600               959
Gartner Inc (a)(b)                                    29,600               747
MAXIMUS Inc                                            1,400                49
Watson Wyatt Worldwide Inc                            12,700               599
                                                                 --------------
                                                                         3,255
                                                                 --------------
Consumer Products - Miscellaneous (0.82%)
Prestige Brands Holdings Inc (a)                      43,500               566
Tupperware Brands Corp                               129,500             3,641
                                                                 --------------
                                                                         4,207
                                                                 --------------
Containers - Metal & Glass (1.39%)
Greif Inc                                             59,400             3,303
Silgan Holdings Inc                                   65,900             3,781
                                                                 --------------
                                                                         7,084
                                                                 --------------
Cosmetics & Toiletries (0.44%)
Chattem Inc (a)(b)                                    10,100               577
Elizabeth Arden Inc (a)                               74,900             1,686
                                                                 --------------
                                                                         2,263
                                                                 --------------
Data Processing & Management (0.10%)
CSG Systems International Inc (a)(b)                  17,000               455
infoUSA Inc                                            5,400                51
                                                                 --------------
                                                                           506
                                                                 --------------
Decision Support Software (0.18%)
QAD Inc                                                6,600                63
SPSS Inc (a)(b)                                       23,700               869
                                                                 --------------
                                                                           932
                                                                 --------------
Diagnostic Kits (0.03%)
Biosite Inc (a)(b)                                     1,400               129
                                                                 --------------

Disposable Medical Products (0.24%)
ICU Medical Inc (a)                                   29,100             1,215
                                                                 --------------

Distribution & Wholesale (0.57%)
Building Materials Holding Corp                       65,000               944
United Stationers Inc (a)(b)                          27,100             1,613
Watsco Inc (b)                                         6,800               361
                                                                 --------------
                                                                         2,918
                                                                 --------------
Diversified Manufacturing Operations (1.83%)
Actuant Corp (b)                                       9,100               482
Acuity Brands Inc (b)                                 23,700             1,401
Ameron International Corp                              6,700               463
AO Smith Corp                                         29,600             1,128

Diversified Manufacturing Operations
Barnes Group Inc (b)                                  58,300             1,417
EnPro Industries Inc (a)(b)                           94,700             3,567
Federal Signal Corp                                   58,400               922
                                                                 --------------
                                                                         9,380
                                                                 --------------
Diversified Operations & Commercial
Services (0.19%)
Viad Corp                                             17,500               715
Volt Information Sciences Inc (a)(b)                  10,050               257
                                                                 --------------
                                                                           972
                                                                 --------------
E-Commerce - Products (0.34%)
FTD Group Inc (b)                                     95,900             1,712
                                                                 --------------

Electric - Integrated (3.55%)
Avista Corp (b)                                       71,800             1,694
Black Hills Corp (b)                                   5,100               203
CH Energy Group Inc (b)                                9,300               446
Cleco Corp                                            59,300             1,664
El Paso Electric Co (a)(b)                            69,600             1,838
Empire District Electric Co/The (b)                   35,500               877
Great Plains Energy Inc (b)                           26,600               868
Idacorp Inc                                           42,000             1,447
PNM Resources Inc                                     88,700             2,887
UIL Holdings Corp                                     14,066               480
Unisource Energy Corp (b)                             61,400             2,358
Westar Energy Inc (b)                                125,200             3,408
                                                                 --------------
                                                                        18,170
                                                                 --------------
Electronic Components - Miscellaneous (0.59%)
Bel Fuse Inc                                           9,400               333
Benchmark Electronics Inc (a)(b)                      35,325               748
CTS Corp                                              68,100               891
Methode Electronics Inc                               43,000               648
Plexus Corp (a)(b)                                     7,000               147
Technitrol Inc (b)                                     8,700               233
                                                                 --------------
                                                                         3,000
                                                                 --------------
Electronic Components - Semiconductors (0.59%)
Actel Corp (a)(b)                                     11,400               167
AMIS Holdings Inc (a)                                 23,700               275
Amkor Technology Inc (a)(b)                           41,300               578
Applied Micro Circuits Corp (a)                       84,700               238
Conexant Systems Inc (a)(b)                           12,100                19
DSP Group Inc (a)(b)                                  11,400               211
Kopin Corp (a)                                         4,400                15
Lattice Semiconductor Corp (a)                        31,400               171
Omnivision Technologies Inc (a)(b)                    39,000               527
ON Semiconductor Corp (a)(b)                          34,100               365
Skyworks Solutions Inc (a)(b)                         28,000               193
Zoran Corp (a)                                        14,000               278
                                                                 --------------
                                                                         3,037
                                                                 --------------
Electronic Design Automation (0.19%)
Magma Design Automation Inc (a)(b)                    19,100               262
Mentor Graphics Corp (a)(b)                           44,900               727
                                                                 --------------
                                                                           989
                                                                 --------------
Electronic Measurement Instruments (0.44%)
Eagle Test Systems Inc (a)(b)                         30,600               529
Itron Inc (a)(b)                                      12,800               862
Zygo Corp (a)                                         53,100               850
                                                                 --------------
                                                                         2,241
                                                                 --------------

Engineering - Research & Development
Services (0.44%)
EMCOR Group Inc (a)(b)                                36,000             2,257
                                                                 --------------

Engines - Internal Combustion (0.20%)
Briggs & Stratton Corp (b)                            33,700             1,000
                                                                 --------------

Enterprise Software & Services (0.59%)
Informatica Corp (a)(b)                               56,300               829
Lawson Software Inc (a)(b)                            37,100               330
Mantech International Corp (a)                         9,400               289
Sybase Inc (a)                                        63,100             1,526
SYNNEX Corp (a)                                        1,400                27
                                                                 --------------
                                                                         3,001
                                                                 --------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (a)(b)                                  1,900                40
                                                                 --------------

E-Services - Consulting (0.19%)
Websense Inc (a)(b)                                   39,800               983
                                                                 --------------

Fiduciary Banks (0.32%)
Boston Private Financial Holdings Inc (b)             16,400               456
Wilmington Trust Corp                                 29,400             1,190
                                                                 --------------
                                                                         1,646
                                                                 --------------
Finance - Consumer Loans (0.60%)
Asta Funding Inc (b)                                  28,400             1,242
Ocwen Financial Corp (a)(b)                           26,700               381
World Acceptance Corp (a)(b)                          33,200             1,425
                                                                 --------------
                                                                         3,048
                                                                 --------------
Finance - Credit Card (0.24%)
Advanta Corp - B Shares                               20,200               925
CompuCredit Corp (a)(b)                                8,100               293
                                                                 --------------
                                                                         1,218
                                                                 --------------
Finance - Investment Banker & Broker (0.96%)
Investment Technology Group Inc (a)(b)                36,900             1,396
Knight Capital Group Inc (a)(b)                      169,100             2,739
Piper Jaffray Cos (a)(b)                               4,900               313
SWS Group Inc (b)                                     18,000               468
                                                                 --------------
                                                                         4,916
                                                                 --------------
Finance - Leasing Company (0.14%)
Financial Federal Corp (b)                            17,000               447
Marlin Business Services Corp (a)(b)                  11,400               267
                                                                 --------------
                                                                           714
                                                                 --------------
Finance - Mortgage Loan/Banker (0.13%)
Accredited Home Lenders Holding Co (a)(b)             12,300               144
Centerline Holding Co (b)                             19,100               342
Doral Financial Corp (a)(b)                           24,500                34
Federal Agricultural Mortgage Corp (b)                 4,600               126
                                                                 --------------
                                                                           646

                                                                 --------------
Food - Baking (0.34%)
Flowers Foods Inc (b)                                 55,800             1,740
                                                                 --------------

Food - Canned (0.19%)
TreeHouse Foods Inc (a)                               31,500               949
                                                                 --------------


Food - Miscellaneous/Diversified (0.26%)
Ralcorp Holdings Inc (a)(b)                           20,400             1,343
                                                                 --------------

Food - Retail (0.03%)
Ruddick Corp                                           5,800               174
                                                                 --------------

Food - Wholesale & Distribution (0.43%)
Nash Finch Co                                         15,000               585
Performance Food Group Co (a)                         15,200               475
Spartan Stores Inc (b)                                43,600             1,123
                                                                 --------------
                                                                         2,183
                                                                 --------------
Footwear & Related Apparel (0.35%)
Deckers Outdoor Corp (a)                               4,300               325
Skechers U.S.A. Inc (a)                               25,500               801
Wolverine World Wide Inc                              23,300               666
                                                                 --------------
                                                                         1,792
                                                                 --------------
Funeral Services & Related Items (0.13%)
Stewart Enterprises Inc                               88,400               665
                                                                 --------------

Gas - Distribution (2.11%)
Atmos Energy Corp                                     24,900               790
Laclede Group Inc/The                                 28,600               898
New Jersey Resources Corp                             48,800             2,621
Nicor Inc (b)                                         23,000             1,178
Northwest Natural Gas Co                              15,800               803
South Jersey Industries Inc (b)                       17,500               687
Southwest Gas Corp                                    79,300             3,005
WGL Holdings Inc (b)                                  24,000               812
                                                                 --------------
                                                                        10,794
                                                                 --------------
Health Care Cost Containment (0.18%)
Healthspring Inc (a)(b)                               39,800               936
                                                                 --------------

Home Furnishings (0.38%)
Ethan Allen Interiors Inc (b)                         17,600               621
Furniture Brands International Inc (b)                41,900               674
Kimball International Inc                             16,700               301
Sealy Corp                                            20,900               356
                                                                 --------------
                                                                         1,952
                                                                 --------------
Human Resources (0.88%)
AMN Healthcare Services Inc (a)(b)                    25,100               611
Heidrick & Struggles International Inc (a)            18,200               859
Kelly Services Inc                                    20,000               574
Kforce Inc (a)                                        21,400               294
MPS Group Inc (a)                                     74,400             1,018
Spherion Corp (a)                                    131,100             1,121
                                                                 --------------
                                                                         4,477
                                                                 --------------
Identification Systems - Development (0.26%)
Checkpoint Systems Inc (a)(b)                         53,600             1,179
Paxar Corp (a)                                         4,300               129
                                                                 --------------
                                                                         1,308
                                                                 --------------
Instruments - Controls (0.13%)
Watts Water Technologies Inc (b)                      15,900               644
                                                                 --------------

Internet Application Software (0.18%)
Interwoven Inc (a)(b)                                 61,300               936
                                                                 --------------


Internet Content - Information & News (0.18%)
Harris Interactive Inc (a)(b)                        131,700               793
ProQuest Co (a)(b)                                    11,900               108
                                                                 --------------
                                                                           901
                                                                 --------------
Internet Infrastructure Equipment (0.32%)
Avocent Corp (a)(b)                                   59,100             1,655
                                                                 --------------

Internet Infrastructure Software (0.24%)
TIBCO Software Inc (a)(b)                            136,800             1,248
                                                                 --------------

Internet Security (0.20%)
Ipass Inc (a)(b)                                      15,400                83
SonicWALL Inc (a)                                    115,700               944
                                                                 --------------
                                                                         1,027
                                                                 --------------
Intimate Apparel (0.07%)
Warnaco Group Inc/The (a)                             13,100               370
                                                                 --------------

Investment Companies (0.34%)
MCG Capital Corp                                      31,500               555
Medallion Financial Corp                              15,900               190
Technology Investment Capital Corp (b)                59,449             1,005
                                                                 --------------
                                                                         1,750
                                                                 --------------
Investment Management & Advisory
Services (0.31%)
Calamos Asset Management Inc                          24,800               582
National Financial Partners Corp (b)                  22,100             1,018
                                                                 --------------
                                                                         1,600
                                                                 --------------
Lasers - Systems & Components (0.64%)
Coherent Inc (a)                                      39,400             1,237
Cymer Inc (a)                                         12,100               490
Electro Scientific Industries Inc (a)(b)               3,000                62
Newport Corp (a)                                      26,900               422
Rofin-Sinar Technologies Inc (a)(b)                   15,700             1,040
                                                                 --------------
                                                                         3,251
                                                                 --------------
Leisure & Recreation Products (0.51%)
K2 Inc (a)                                           117,800             1,778
Multimedia Games Inc (a)(b)                           74,400               833
                                                                 --------------
                                                                         2,611
                                                                 --------------
Life & Health Insurance (1.16%)
Delphi Financial Group                               101,475             4,333
Phoenix Cos Inc/The                                   53,700               800
Universal American Financial Corp (a)(b)              42,700               793
                                                                 --------------
                                                                         5,926
                                                                 --------------
Machinery - Construction & Mining (0.05%)
Astec Industries Inc (a)(b)                            6,000               244
                                                                 --------------

Machinery - Electrical (0.20%)
Regal-Beloit Corp (b)                                 22,400             1,033
                                                                 --------------

Machinery - Farm (0.03%)
Gehl Co (a)(b)                                         5,300               155
                                                                 --------------

Machinery - General Industry (0.84%)
Applied Industrial Technologies Inc                   86,775             2,332
Kadant Inc (a)(b)                                        400                11
Sauer-Danfoss Inc                                      9,000               268
Tennant Co (b)                                        10,500               336

Machinery - General Industry
Wabtec Corp                                           35,800             1,330
                                                                 --------------
                                                                         4,277
                                                                 --------------
Machinery - Material Handling (0.25%)
Cascade Corp                                          10,400               644
NACCO Industries Inc                                   3,900               622
                                                                 --------------
                                                                         1,266
                                                                 --------------
Medical  - Outpatient & Home Medical
Care (0.05%)
Apria Healthcare Group Inc (a)(b)                      7,800               248
                                                                 --------------

Medical - Biomedical/Gene (0.51%)
Applera Corp - Celera Group (a)                       10,400               146
Arena Pharmaceuticals Inc (a)(b)                      11,300               147
Bio-Rad Laboratories Inc (a)(b)                       11,200               793
Exelixis Inc (a)(b)                                   33,400               359
Lifecell Corp (a)(b)                                  13,500               397
Martek Biosciences Corp (a)(b)                           900                19
Medivation Inc (a)(b)                                  6,700               131
Nektar Therapeutics (a)(b)                            13,800               171
Regeneron Pharmaceuticals Inc (a)(b)                   8,500               231
Savient Pharmaceuticals Inc (a)(b)                    17,700               203
                                                                 --------------
                                                                         2,597
                                                                 --------------
Medical - Drugs (0.76%)
Acadia Pharmaceuticals Inc (a)(b)                      8,100               111
Adams Respiratory Therapeutics Inc (a)(b)              7,500               281
Auxilium Pharmaceuticals Inc (a)(b)                   10,100               150
Bradley Pharmaceuticals Inc (a)(b)                     7,700               151
Cubist Pharmaceuticals Inc (a)(b)                      8,300               178
Sciele Pharma Inc (a)(b)                              66,700             1,649
Valeant Pharmaceuticals International (b)              8,300               150
Viropharma Inc (a)(b)                                 80,600             1,215
                                                                 --------------
                                                                         3,885
                                                                 --------------
Medical - Generic Drugs (0.46%)
Alpharma Inc (b)                                      51,100             1,242
Par Pharmaceutical Cos Inc (a)(b)                      5,900               159
Perrigo Co (b)                                        51,300               974
                                                                 --------------
                                                                         2,375
                                                                 --------------
Medical - HMO (0.63%)
AMERIGROUP Corp (a)(b)                                66,400             1,868
Magellan Health Services Inc (a)(b)                   27,900             1,197
Molina Healthcare Inc (a)(b)                           5,300               160
                                                                 --------------
                                                                         3,225
                                                                 --------------
Medical - Nursing Homes (0.13%)
Genesis HealthCare Corp (a)(b)                           600                38
Kindred Healthcare Inc (a)                            18,300               639
                                                                 --------------
                                                                           677
                                                                 --------------
Medical - Outpatient & Home Medical
Care (0.39%)
Gentiva Health Services Inc (a)                      101,100             1,892
Res-Care Inc (a)                                       6,800               122
                                                                 --------------
                                                                         2,014
                                                                 --------------
Medical Instruments (0.21%)
Conmed Corp (a)(b)                                    35,300             1,070
SurModics Inc (a)(b)                                     200                 8
                                                                 --------------
                                                                         1,078
                                                                 --------------
Medical Products (0.35%)
Haemonetics Corp/Mass (a)                             18,200               871

Medical Products
Invacare Corp                                          7,700               144
PSS World Medical Inc (a)(b)                          28,000               563
Viasys Healthcare Inc (a)(b)                           6,200               198
                                                                 --------------
                                                                         1,776
                                                                 --------------
Medical Sterilization Products (0.22%)
STERIS Corp                                           44,400             1,135
                                                                 --------------

Metal - Iron (0.21%)
Cleveland-Cliffs Inc (b)                              15,700             1,088
                                                                 --------------

Metal Processors & Fabrication (0.88%)
CIRCOR International Inc                              11,100               404
Commercial Metals Co (b)                              36,400             1,220
Mueller Industries Inc (b)                             8,400               276
NN INC                                                27,600               329
Quanex Corp                                           52,675             2,267
                                                                 --------------
                                                                         4,496
                                                                 --------------
Miscellaneous Manufacturers (0.21%)
Freightcar America Inc (b)                            14,300               711
Reddy Ice Holdings Inc                                12,900               378
                                                                 --------------
                                                                         1,089
                                                                 --------------
Motion Pictures & Services (0.04%)
Macrovision Corp (a)(b)                                9,400               228
                                                                 --------------

MRI - Medical Diagnostic Imaging (0.08%)
Alliance Imaging Inc (a)(b)                           46,000               414
                                                                 --------------

Multi-Line Insurance (0.16%)
Horace Mann Educators Corp (b)                        37,800               795
                                                                 --------------

Multimedia (0.04%)
Media General Inc (b)                                  6,100               224
                                                                 --------------

Music (0.08%)
Steinway Musical Instruments (b)                      12,300               389
                                                                 --------------

Networking Products (0.91%)
Adaptec Inc (a)(b)                                    47,100               182
Aeroflex Inc (a)(b)                                   37,100               521
Anixter International Inc (a)(b)                      33,900             2,427
Black Box Corp (b)                                    11,600               423
Foundry Networks Inc (a)(b)                           50,300               760
Polycom Inc (a)(b)                                    10,200               340
                                                                 --------------
                                                                         4,653
                                                                 --------------
Non-Ferrous Metals (0.18%)
USEC Inc (a)(b)                                       46,200               932
                                                                 --------------

Non-Hazardous Waste Disposal (0.02%)
Waste Services Inc (a)(b)                              8,933                88
                                                                 --------------

Office Automation & Equipment (0.18%)
Global Imaging Systems Inc (a)                         1,000                29
IKON Office Solutions Inc                             60,800               909
                                                                 --------------
                                                                           938
                                                                 --------------
Office Supplies & Forms (0.19%)
Ennis Inc                                              7,500               183
Office Supplies & Forms
John H Harland Co                                     15,000               789
                                                                 --------------
                                                                           972
                                                                 --------------
Oil - Field Services (1.27%)
Basic Energy Services Inc (a)                         26,100               675
Hanover Compressor Co (a)(b)                          11,500               249
Oil States International Inc (a)(b)                   27,400               930
RPC Inc                                               41,950               692
Tidewater Inc (b)                                     13,900               879
Trico Marine Services Inc (a)(b)                      60,100             2,326
Union Drilling Inc (a)(b)                             16,100               248
Universal Compression Holdings Inc (a)(b)              7,800               519
                                                                 --------------
                                                                         6,518
                                                                 --------------
Oil & Gas Drilling (0.18%)
Parker Drilling Co (a)                                86,200               936
                                                                 --------------

Oil Company - Exploration & Production (1.37%)
Bois d'Arc Energy Inc (a)                             13,600               204
Callon Petroleum Co (a)                               67,200               927
Cimarex Energy Co                                     23,900               942
Comstock Resources Inc (a)                            15,900               451
Energy Partners Ltd (a)(b)                            13,696               229
Harvest Natural Resources Inc (a)(b)                  27,100               272
Houston Exploration Co (a)(b)                         11,600               642
PetroHawk Energy Corp (a)(b)                          21,200               306
Rosetta Resources Inc (a)(b)                           3,400                73
Stone Energy Corp (a)(b)                              15,800               468
Swift Energy Co (a)(b)                                60,800             2,472
                                                                 --------------
                                                                         6,986
                                                                 --------------
Oil Field Machinery & Equipment (0.13%)
Lone Star Technologies Inc (a)                         9,800               651
                                                                 --------------

Oil Refining & Marketing (0.42%)
Alon USA Energy Inc (b)                               31,600             1,182
Giant Industries Inc (a)(b)                            5,500               412
Western Refining Inc (b)                              13,500               535
                                                                 --------------
                                                                         2,129
                                                                 --------------
Optical Supplies (0.12%)
Oakley Inc                                            26,300               635
                                                                 --------------

Paper & Related Products (0.62%)
Bowater Inc (b)                                       21,200               464
Buckeye Technologies Inc (a)                          29,300               371
Glatfelter (b)                                        16,100               241
Rock-Tenn Co                                          36,300             1,389
Schweitzer-Mauduit International Inc                  26,300               722
                                                                 --------------
                                                                         3,187
                                                                 --------------
Physical Therapy & Rehabilitation
Centers (0.19%)
Psychiatric Solutions Inc (a)(b)                      27,200               954
                                                                 --------------

Power Converter & Supply Equipment (0.06%)
Advanced Energy Industries Inc (a)                    12,900               316
                                                                 --------------

Printing - Commercial (0.17%)
Consolidated Graphics Inc (a)                          9,100               685
Valassis Communications Inc (a)(b)                     9,700               186
                                                                 --------------
                                                                           871
                                                                 --------------

                                                                 --------------
Private Corrections (0.25%)
Geo Group Inc/The (a)                                 24,900             1,275
                                                                 --------------

Property & Casualty Insurance (3.44%)
American Physicians Capital Inc (a)                    9,800               387
Argonaut Group Inc (a)                                57,800             1,943
FPIC Insurance Group Inc (a)(b)                        8,300               382
Harleysville Group Inc                                10,500               321
Infinity Property & Casualty Corp                     12,900               600
James River Group Inc (b)                              3,000                93
LandAmerica Financial Group Inc (b)                   25,100             2,017
Navigators Group Inc (a)                              11,600               593
Ohio Casualty Corp                                    43,700             1,383
PMA Capital Corp (a)                                  94,100               882
ProAssurance Corp (a)(b)                              34,000             1,830
RLI Corp (b)                                           3,300               184
Safety Insurance Group Inc (b)                        24,500               981
SeaBright Insurance Holdings Inc (a)(b)               63,800             1,185
Selective Insurance Group (b)                         35,800               934
Stewart Information Services Corp (b)                 14,300               575
Zenith National Insurance Corp                        71,550             3,309
                                                                 --------------
                                                                        17,599
                                                                 --------------
Publishing - Books (0.27%)
Scholastic Corp (a)                                   44,700             1,380
                                                                 --------------

Publishing - Newspapers (0.37%)
Journal Register Co                                   21,900               129
Lee Enterprises Inc                                   67,700             1,772
                                                                 --------------
                                                                         1,901
                                                                 --------------
Racetracks (0.11%)
Speedway Motorsports Inc (b)                          14,600               566
                                                                 --------------

Radio (0.60%)
Cox Radio Inc (a)(b)                                  92,700             1,309
Entercom Communications Corp (b)                      28,600               793
Radio One Inc - Class D (a)                           98,600               696
Westwood One Inc (b)                                  36,700               250
                                                                 --------------
                                                                         3,048
                                                                 --------------
Reinsurance (0.36%)
Odyssey Re Holdings Corp (b)                          43,700             1,831
                                                                 --------------

REITS - Apartments (0.54%)
Post Properties Inc (b)                               59,300             2,779
                                                                 --------------

REITS - Diversified (1.16%)
Entertainment Properties Trust                        22,500             1,359
Lexington Realty Trust (b)                           139,700             2,918
Spirit Finance Corp (b)                              113,100             1,628
                                                                 --------------
                                                                         5,905
                                                                 --------------
REITS - Healthcare (0.99%)
Health Care REIT Inc                                  19,550               885
LTC Properties Inc                                    21,700               544
Medical Properties Trust Inc (b)                      71,800             1,022
National Health Investors Inc (b)                     17,800               604
Omega Healthcare Investors Inc                        47,700               801
Senior Housing Properties Trust (b)                   52,200             1,192
                                                                 --------------
                                                                         5,048
                                                                 --------------

REITS - Hotels (2.88%)
Ashford Hospitality Trust Inc                        109,600             1,315
Equity Inns Inc                                       95,200             1,628
FelCor Lodging Trust Inc                             203,500             5,195
Hersha Hospitality Trust                              30,000               356
Highland Hospitality Corp                             66,200             1,261
Innkeepers USA Trust (b)                              85,300             1,499
LaSalle Hotel Properties                              16,300               757
Sunstone Hotel Investors Inc (b)                      81,500             2,324
Winston Hotels Inc                                    25,000               371
                                                                 --------------
                                                                        14,706
                                                                 --------------
REITS - Manufactured Homes (0.16%)
Equity Lifestyle Properties Inc                       15,000               814
                                                                 --------------

REITS - Mortgage (0.92%)
American Home Mortgage Investment Corp (b)            19,021               471
Anthracite Capital Inc (b)                           103,700             1,203
Capital Trust Inc/NY (b)                               9,400               445
IMPAC Mortgage Holdings Inc (b)                       42,600               237
MFA Mortgage Investments Inc (b)                      30,526               223
Newcastle Investment Corp                             28,700               838
RAIT Financial Trust (b)                              45,800             1,289
                                                                 --------------
                                                                         4,706

                                                                 --------------
REITS - Office Property (0.98%)
BioMed Realty Trust Inc (b)                           70,800             2,033
Highwoods Properties Inc (b)                          35,600             1,452
Kilroy Realty Corp                                     5,500               418
Maguire Properties Inc                                13,700               493
Parkway Properties Inc/Md                             11,800               625
                                                                 --------------
                                                                         5,021
                                                                 --------------
REITS - Regional Malls (0.76%)
Pennsylvania Real Estate Investment Trust             83,800             3,893
                                                                 --------------

REITS - Shopping Centers (0.56%)
Cedar Shopping Centers Inc                            67,900             1,084
Kite Realty Group Trust (b)                           26,200               524
Saul Centers Inc                                      23,800             1,236
                                                                 --------------
                                                                         2,844
                                                                 --------------
REITS - Single Tenant (0.47%)
National Retail Properties Inc                        48,100             1,152
Realty Income Corp                                    44,400             1,239
                                                                 --------------
                                                                         2,391
                                                                 --------------
REITS - Storage (0.03%)
Extra Space Storage Inc (b)                            9,100               170
                                                                 --------------

REITS - Warehouse & Industrial (0.43%)
First Industrial Realty Trust Inc (b)                 24,500             1,073
First Potomac Realty Trust                            44,400             1,146
                                                                 --------------
                                                                         2,219
                                                                 --------------
Rental - Auto & Equipment (0.69%)
Aaron Rents Inc (b)                                    5,500               156
Dollar Thrifty Automotive Group (a)(b)                 9,600               450
Electro Rent Corp (b)                                  8,700               113
Rent-A-Center Inc/TX (a)                              66,300             1,846
United Rentals Inc (a)(b)                             28,800               965
                                                                 --------------
                                                                         3,530
                                                                 --------------

Research & Development (0.28%)
Kendle International Inc (a)                          11,900               405
Parexel International Corp (a)(b)                     26,700             1,049
                                                                 --------------
                                                                         1,454
                                                                 --------------
Retail - Apparel & Shoe (1.40%)
Brown Shoe Co Inc                                     53,775             1,451
Cato Corp/The                                         39,100               845
Charlotte Russe Holding Inc (a)                       41,000             1,120
Charming Shoppes Inc (a)(b)                           65,200               815
Dress Barn Inc (a)(b)                                 13,000               259
Genesco Inc (a)(b)                                    14,800               750
Payless Shoesource Inc (a)                            22,000               702
Shoe Carnival Inc (a)                                  6,000               188
Stage Stores Inc (b)                                  41,175               908
Tween Brands Inc (a)(b)                                2,600               102
                                                                 --------------
                                                                         7,140
                                                                 --------------
Retail - Auto Parts (0.06%)
CSK Auto Corp (a)(b)                                  17,800               298
                                                                 --------------

Retail - Automobile (1.05%)
Asbury Automotive Group Inc (b)                       65,500             1,884
Group 1 Automotive Inc (b)                            56,000             2,296
Lithia Motors Inc (b)                                  6,600               178
Sonic Automotive Inc (b)                              35,400             1,012
                                                                 --------------
                                                                         5,370
                                                                 --------------
Retail - Bookstore (0.12%)
Barnes & Noble Inc                                    15,700               621
                                                                 --------------

Retail - Computer Equipment (0.12%)
Insight Enterprises Inc (a)                           11,700               232
Systemax Inc (b)                                      23,100               393
                                                                 --------------
                                                                           625
                                                                 --------------
Retail - Convenience Store (0.42%)
Casey's General Stores Inc                            22,000               553
Pantry Inc/The (a)(b)                                 35,300             1,588
                                                                 --------------
                                                                         2,141

                                                                 --------------
Retail - Discount (0.36%)
Big Lots Inc (a)(b)                                   57,400             1,848
                                                                 --------------

Retail - Drug Store (0.17%)
Longs Drug Stores Corp                                15,700               859
                                                                 --------------

Retail - Jewelry (0.22%)
Movado Group Inc                                      34,200             1,126
                                                                 --------------

Retail - Pawn Shops (0.39%)
Cash America International Inc                        45,900             1,981
                                                                 --------------

Retail - Regional Department Store (0.19%)
Bon-Ton Stores Inc/The (b)                            10,900               542
Retail Ventures Inc (a)(b)                            21,700               442
                                                                 --------------
                                                                           984
                                                                 --------------
Retail - Restaurants (1.44%)
AFC Enterprises (a)(b)                                24,300               462
Domino's Pizza Inc                                    42,100             1,358
Jack in the Box Inc (a)(b)                            44,600             2,971
McCormick & Schmick's Seafood Restaurant (a)(b)       21,300               570
Retail - Restaurants
Morton's Restaurant Group Inc (a)                     29,900               503
O'Charleys Inc                                        36,500               771
Papa John's International Inc (a)(b)                  23,900               734
                                                                 --------------
                                                                         7,369
                                                                 --------------
Retail - Video Rental (0.04%)
Blockbuster Inc (a)(b)                                36,100               224
                                                                 --------------

Retirement & Aged Care (0.16%)
Five Star Quality Care Inc (a)(b)                     48,100               529
Sunrise Senior Living Inc (a)(b)                       7,700               295
                                                                 --------------
                                                                           824
                                                                 --------------
Rubber & Plastic Products (0.17%)
Myers Industries Inc (b)                              39,000               876
                                                                 --------------

Savings & Loans - Thrifts (1.98%)
BankUnited Financial Corp (b)                         74,700             1,617
Berkshire Hills Bancorp Inc                              800                26
Dime Community Bancshares                             19,850               264
Downey Financial Corp (b)                             11,600               777
First Financial Holdings Inc (b)                       5,800               196
First Niagara Financial Group Inc                    156,930             2,134
First Place Financial Corp/OH                         12,400               248
FirstFed Financial Corp (a)(b)                        21,000             1,291
Flagstar Bancorp Inc (b)                              22,700               268
MAF Bancorp Inc (b)                                   18,049               725
NewAlliance Bancshares Inc                            50,800               793
Partners Trust Financial Group Inc                    37,800               419
TierOne Corp (b)                                      20,400               495
United Community Financial Corp/OH                    26,900               278
WSFS Financial Corp                                    9,100               587
                                                                 --------------
                                                                        10,118
                                                                 --------------
Semiconductor Component - Integrated
Circuits (0.59%)
Cirrus Logic Inc (a)(b)                               28,200               233
Emulex Corp (a)                                       54,600             1,146
Exar Corp (a)                                         36,800               496
Genesis Microchip Inc (a)(b)                           7,300                63
Micrel Inc                                            50,300               631
Pericom Semiconductor Corp (a)(b)                      6,500                65
Standard Microsystems Corp (a)                        12,400               398
                                                                 --------------
                                                                         3,032
                                                                 --------------
Semiconductor Equipment (0.97%)
Asyst Technologies Inc (a)                            46,300               331
Axcelis Technologies Inc (a)(b)                       41,600               318
Brooks Automation Inc (a)(b)                          39,300               687
Cabot Microelectronics Corp (a)(b)                    23,400               752
Cohu Inc                                              51,300             1,056
Credence Systems Corp (a)                             24,400                90
Entegris Inc (a)                                      47,237               554
Kulicke & Soffa Industries Inc (a)(b)                 20,600               206
Mattson Technology Inc (a)(b)                         10,300               104
MKS Instruments Inc (a)                               22,300               601
Photronics Inc (a)(b)                                 16,300               245
                                                                 --------------
                                                                         4,944
                                                                 --------------
Steel - Producers (0.84%)
Carpenter Technology Corp                              7,900               959
Chaparral Steel Co                                    38,200             2,693

Steel - Producers
Ryerson Inc (b)                                        6,900               284
Schnitzer Steel Industries Inc                         7,200               374
                                                                 --------------
                                                                         4,310
                                                                 --------------
Steel Pipe & Tube (0.30%)
Valmont Industries Inc (b)                            24,300             1,528
                                                                 --------------

Telecommunication Equipment (0.71%)
Adtran Inc                                            22,100               562
Andrew Corp (a)(b)                                    55,100               602
Arris Group Inc (a)                                   55,300               820
CommScope Inc (a)(b)                                  22,300             1,040
Ditech Networks Inc (a)(b)                            13,000               113
North Pittsburgh Systems Inc (b)                         700                15
Utstarcom Inc (a)(b)                                  18,600               133
Westell Technologies Inc (a)                         130,700               346
                                                                 --------------
                                                                         3,631
                                                                 --------------
Telecommunication Equipment - Fiber
Optics (0.10%)
C-COR Inc (a)(b)                                      16,500               203
Finisar Corp (a)(b)                                   27,500               100
MRV Communications Inc (a)(b)                         15,900                55
Optical Communication Products Inc (a)                28,600                43
Sycamore Networks Inc (a)                             29,200               107
                                                                 --------------
                                                                           508
                                                                 --------------
Telecommunication Services (0.51%)
Consolidated Communications Holdings Inc              29,800               593
Lightbridge Inc (a)(b)                                13,500               238
MasTec Inc (a)(b)                                     23,700               272
Premiere Global Services Inc (a)                     124,200             1,511
                                                                 --------------
                                                                         2,614

                                                                 --------------
Telephone - Integrated (0.77%)
Cincinnati Bell Inc (a)                              491,400             2,491
CT Communications Inc (b)                             40,100               979
General Communication Inc (a)                         21,000               299
SureWest Communications (b)                            6,100               155
                                                                 --------------
                                                                         3,924
                                                                 --------------
Television (0.19%)
Lin TV Corp (a)                                       47,700               761
Sinclair Broadcast Group Inc (b)                      12,400               203
                                                                 --------------
                                                                           964
                                                                 --------------
Textile - Apparel (0.18%)
Perry Ellis International Inc (a)                     27,200               903
                                                                 --------------

Therapeutics (0.17%)
Cypress Bioscience Inc (a)(b)                         23,500               214
Dendreon Corp (a)(b)                                   9,000               135
Progenics Pharmaceuticals Inc (a)(b)                  10,500               254
United Therapeutics Corp (a)(b)                        4,500               252
                                                                 --------------
                                                                           855
                                                                 --------------
Tobacco (0.63%)
Alliance One International Inc (a)(b)                235,200             2,307
Universal Corp/Richmond VA (b)                        14,700               922
                                                                 --------------
                                                                         3,229
                                                                 --------------
Toys (0.15%)
Jakks Pacific Inc (a)(b)                              30,900               743
                                                                 --------------


Transport - Air Freight (0.23%)
Atlas Air Worldwide Holdings Inc (a)(b)               20,200             1,162
                                                                 --------------

Transport - Equipment & Leasing (0.07%)
Amerco Inc (a)(b)                                      4,900               343
                                                                 --------------

Transport - Marine (0.12%)
Gulfmark Offshore Inc (a)                             13,200               632
                                                                 --------------

Transport - Rail (0.21%)
Genesee & Wyoming Inc (a)(b)                          39,650             1,078
                                                                 --------------

Transport - Services (0.25%)
Bristow Group Inc (a)(b)                               8,800               331
Pacer International Inc (b)                           37,200               950
                                                                 --------------
                                                                         1,281
                                                                 --------------
Transport - Truck (0.25%)
Arkansas Best Corp                                     3,200               126
Old Dominion Freight Line (a)(b)                      19,500               576
Saia Inc (a)                                          20,100               564
                                                                 --------------
                                                                         1,266
                                                                 --------------
Vitamins & Nutrition Products (0.35%)
NBTY Inc (a)                                          36,100             1,784
                                                                 --------------

Water (0.14%)
American States Water Co                               6,800               242
SJW Corp (b)                                          13,900               482
                                                                 --------------
                                                                           724
                                                                 --------------
Web Portals (0.39%)
Earthlink Inc (a)(b)                                 129,800               994
United Online Inc (b)                                 70,500             1,018
                                                                 --------------
                                                                         2,012
                                                                 --------------
Wire & Cable Products (0.53%)
Belden CDT Inc (b)                                     9,900               553
General Cable Corp (a)                                37,900             2,177
                                                                 --------------
                                                                         2,730
                                                                 --------------
Wireless Equipment (0.32%)
CalAmp Corp (a)(b)                                    32,700               272
EMS Technologies Inc (a)(b)                           28,800               541
Powerwave Technologies Inc (a)(b)                     47,500               296
RF Micro Devices Inc (a)(b)                           81,700               511
                                                                 --------------
                                                                         1,620
                                                                 --------------
TOTAL COMMON STOCKS                                           $        500,712
                                                                 --------------
                                                Principal
                                               ount (000's)       Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.11%)
U.S. Treasury (0.11%)
      4.25%, 11/30/2007 (c)                              580               578
                                                                 --------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                          $            578
                                                                 --------------

MONEY MARKET FUNDS (32.63%)
Money Center Banks (32.63%)
BNY Institutional Cash Reserve Fund (d)              166,864           166,864
                                                                 --------------
TOTAL MONEY MARKET FUNDS                                      $        166,864
                                                                 --------------
Total Investments                                             $        668,154
Liabilities in Excess of
  Other Assets, Net - (30.66%)                                        (156,800)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                    $        511,354
                                                                 ==============
                                                                 --------------

                                                                 ==============

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security  or  portion  of  the   security   was  pledged  to  cover  margin
     requirements for futures contracts. At the end of the period, the value of these securities totaled $578 or 0.11% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            82,555
Unrealized Depreciation                                         (21,534)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                        61,021
Cost for federal income tax purposes                             607,133
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                     Current      Unrealized
                           Number of     Original    Market     Appreciation/
Type                       Contracts      Value       Value     (Depreciation)
------------------------- ----------------------- ---------------
Buy:
Russell 2000; June 2007       24          $9,600      $9,827           227
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- -----------------------------
Sector                                     Percent
--------------------- -----------------------------
Financial                                   61.89%
Industrial                                  14.09%
Consumer,                                   14.07%
Non-cyclical
Consumer, Cyclical                          12.14%
Communications                               7.47%
Technology                                   6.66%
Utilities                                    5.80%
Basic Materials                              5.06%
Energy                                       3.37%
Government                                   0.11%
Liabilities in                           (-30.66%)
Excess of Other
Assets, Net
                                     --------------
TOTAL NET ASSETS                           100.00%
                                     ==============

Other Assets Summary (unaudited)
--------------------- -----------------------------
Asset Type                                 Percent
--------------------- -----------------------------
Futures                                      1.92%


Schedule of Investments

April 30, 2007 (unaudited)
Partners SmallCap Value Fund II

                                                               Shares Held        Value (000's)
COMMON STOCKS (99.97%)
Aerospace & Defense (0.41%)
Esterline Technologies Corp (a)(b)                                    31,600  $        1,319
Herley Industries Inc (a)(b)                                          26,400             408
                                                                                 ------------
                                                                                       1,727
                                                                                 ------------
Aerospace & Defense Equipment (1.37%)
Alliant Techsystems Inc (a)(b)                                        20,275           1,888
Allied Defense Group Inc/The (a)(b)                                    3,900              32
CPI Aerostructures Inc (b)                                             3,900              27
DRS Technologies Inc                                                  13,225             665
Ducommun Inc (b)                                                      18,100             516
Fairchild Corp/The (b)                                                 4,700               9
Kaman Corp                                                             7,288             181
Moog Inc (b)                                                          29,575           1,258
SIFCO Industries Inc (b)                                               5,600              54
Triumph Group Inc (a)                                                 18,500           1,125
                                                                                 ------------
                                                                                       5,755
                                                                                 ------------
Agricultural Operations (0.02%)
Griffin Land & Nurseries Inc (b)                                       1,602              55
Hines Horticulture Inc (b)                                            12,456              15
                                                                                 ------------
                                                                                          70
                                                                                 ------------
Airlines (1.54%)
Alaska Air Group Inc (b)                                              49,400           1,462
Continental Airlines Inc (a)(b)                                          552              20
ExpressJet Holdings Inc (a)(b)                                        77,800             464
Frontier Airlines Holdings Inc (a)(b)                                 64,300             381
MAIR Holdings Inc (b)                                                 16,800             118
Mesa Air Group Inc (a)(b)                                             54,700             370
Midwest Air Group Inc (a)(b)                                             255               4
Republic Airways Holdings Inc (a)(b)                                  36,800             782
Skywest Inc                                                          105,800           2,879
                                                                                 ------------
                                                                                       6,480
                                                                                 ------------
Alternative Waste Tech (0.04%)
Calgon Carbon Corp (a)                                                23,900             189
                                                                                 ------------

Apparel Manufacturers (0.74%)
Ashworth Inc (a)(b)                                                    9,600              80
Columbia Sportswear Co (a)                                            11,535             722
Cutter & Buck Inc (a)                                                  8,400             119
Delta Apparel Inc                                                      5,800             100
Hampshire Group Ltd (b)                                                  688              12
Hartmarx Corp (b)                                                     26,800             176
Kellwood Co (a)                                                       50,500           1,423
Lakeland Industries Inc (a)(b)                                         5,060              66
Oxford Industries Inc                                                  3,500             163
Quiksilver Inc (a)(b)                                                 11,000             146
Superior Uniform Group Inc                                             3,700              48
Tandy Brands Accessories Inc                                           6,000              76
                                                                                 ------------
                                                                                       3,131
                                                                                 ------------

Appliances (0.00%)
Salton Inc (a)(b)                                                      9,800              20
                                                                                 ------------

Applications Software (0.24%)
Authentidate Holding Corp (b)                                          8,200              13
EPIQ Systems Inc (a)(b)                                               15,136             358
Keane Inc (b)                                                         41,200             578
Moldflow Corp (b)                                                      3,083              47
                                                                                 ------------
                                                                                         996
                                                                                 ------------
Athletic Equipment (0.08%)
Nautilus Inc                                                          25,500             352
                                                                                 ------------

Auction House & Art Dealer (0.02%)
Escala Group Inc (a)(b)                                               16,250              65
                                                                                 ------------

Audio & Video Products (0.07%)
Audiovox Corp (b)                                                     10,715             154
Cobra Electronics Corp                                                 9,600              96
Emerson Radio Corp (b)                                                21,000              66
                                                                                 ------------
                                                                                         316
                                                                                 ------------
Auto - Truck Trailers (0.06%)
Wabash National Corp (a)                                              16,300             254
                                                                                 ------------

Auto Repair Centers (0.16%)
Monro Muffler Inc                                                     19,575             685
                                                                                 ------------

Auto/Truck Parts & Equipment - Original (1.69%)
American Axle & Manufacturing Holdings (a)                            51,300           1,434
ArvinMeritor Inc (a)                                                  80,000           1,652
Dura Automotive Systems Inc (a)(b)                                    34,700              13
Hayes Lemmerz International Inc - Rights (b)(c)(d)                    45,025             110
Hayes Lemmerz International Inc (a)(b)                                32,230             184
Lear Corp (a)(b)                                                      46,600           1,711
Modine Manufacturing Co                                               36,900             853
Superior Industries International Inc (a)                             48,800           1,115
Supreme Industries Inc                                                 4,800              30
                                                                                 ------------
                                                                                       7,102
                                                                                 ------------
Auto/Truck Parts & Equipment - Replacement (0.20%)
Commercial Vehicle Group Inc (a)(b)                                   17,800             350
Dorman Products Inc (b)                                               11,900             147
Proliance International Inc (b)                                       15,060              55
Standard Motor Products Inc (a)                                       16,200             297
                                                                                 ------------
                                                                                         849
                                                                                 ------------
B2B - E-Commerce (0.32%)
Agile Software Corp (a)(b)                                           158,600           1,140
Arbinet-thexchange Inc (b)                                             4,500              29
ePlus Inc (b)                                                         16,600             175
                                                                                 ------------
                                                                                       1,344
                                                                                 ------------
Batteries & Battery Systems (0.48%)
EnerSys (b)                                                           94,200           1,535
Greatbatch Inc (a)(b)                                                 17,000             493
                                                                                 ------------
                                                                                       2,028
                                                                                 ------------
Brewery (0.02%)
Pyramid Breweries Inc (b)                                              5,050              18
Redhook Ale Brewery Inc (b)                                            8,700              59
                                                                                 ------------
                                                                                          77
                                                                                 ------------

Broadcasting Services & Programming (0.25%)
4Kids Entertainment Inc (b)                                           11,300             184
Gray Television Inc (a)                                               77,300             825
Medialink Worldwide Inc (a)(b)                                        10,900              55
                                                                                 ------------
                                                                                       1,064
                                                                                 ------------
Building - Heavy Construction (0.00%)
Williams Industries Inc (b)                                              600               1
                                                                                 ------------

Building - Maintenance & Service (0.14%)
Healthcare Services Group                                             20,555             576
                                                                                 ------------

Building - Mobile Home & Manufactured Housing (0.42%)
Cavalier Homes Inc (b)                                                10,700              52
Cavco Industries Inc (a)(b)                                            4,300             162
Coachmen Industries Inc                                               12,800             132
Modtech Holdings Inc (b)                                               2,500               7
Monaco Coach Corp                                                     64,200             984
National RV Holdings Inc (b)                                          18,500              43
Palm Harbor Homes Inc (a)(b)                                          14,276             212
Skyline Corp                                                           5,000             164
                                                                                 ------------
                                                                                       1,756
                                                                                 ------------
Building - Residential & Commercial (0.67%)
Beazer Homes USA Inc (a)                                              16,100             537
Comstock Homebuilding Cos Inc (a)(b)                                   2,600              10
Dominion Homes Inc (a)(b)                                              7,000              37
Hovnanian Enterprises Inc (a)(b)                                      14,700             353
Levitt Corp (a)                                                       12,300             105
M/I Homes Inc (a)                                                     25,600             761
Orleans Homebuilders Inc                                               7,900              67
Standard-Pacific Corp (a)                                             13,000             271
Technical Olympic USA Inc (a)                                         22,600              99
WCI Communities Inc (a)(b)                                            26,300             574
                                                                                 ------------
                                                                                       2,814

                                                                                 ------------
Building & Construction - Miscellaneous (0.00%)
Devcon International Corp (b)                                            400               2
                                                                                 ------------

Building & Construction Products - Miscellaneous (0.14%)
Gibraltar Industries Inc                                              26,109             582
Patrick Industries Inc (b)                                             2,100              25
                                                                                 ------------
                                                                                         607
                                                                                 ------------
Building Products - Air & Heating (0.33%)
Lennox International Inc                                              41,515           1,404
                                                                                 ------------

Building Products - Cement & Aggregate (0.07%)
US Concrete Inc (a)(b)                                                35,200             300
                                                                                 ------------

Building Products - Light Fixtures (0.00%)
Catalina Lighting Inc (b)                                                600               4
                                                                                 ------------

Capacitors (0.33%)
American Technical Ceramics Corp (b)                                   2,800              42
Kemet Corp (a)(b)                                                    156,900           1,331
                                                                                 ------------
                                                                                       1,373
                                                                                 ------------
Casino Hotels (0.09%)
Trump Entertainment Resorts Inc (a)(b)                                24,100             391
                                                                                 ------------


Cellular Telecommunications (0.57%)
Boston Communications Group (a)(b)                                    31,700              60
Price Communications Corp                                            102,100           2,073
SunCom Wireless Holdings Inc (b)                                     152,100             258
                                                                                 ------------
                                                                                       2,391
                                                                                 ------------
Chemicals - Diversified (0.31%)
Aceto Corp                                                            54,000             436
FMC Corp                                                              11,125             856
                                                                                 ------------
                                                                                       1,292
                                                                                 ------------
Chemicals - Fibers (0.01%)
Wellman Inc (a)                                                       14,100              45
                                                                                 ------------

Chemicals - Plastics (0.69%)
PolyOne Corp (b)                                                      73,800             484
Schulman A Inc                                                        60,100           1,392
Spartech Corp                                                         36,900           1,035
                                                                                 ------------
                                                                                       2,911
                                                                                 ------------
Chemicals - Specialty (2.23%)
American Pacific Corp (b)                                              4,900              58
Arch Chemicals Inc                                                     3,800             115
Cytec Industries Inc                                                  10,800             593
Ferro Corp                                                            33,300             693
Minerals Technologies Inc (a)                                         15,600             993
NL Industries (a)                                                     27,200             322
Penford Corp                                                          15,900             311
Quaker Chemical Corp                                                   8,400             192
Sensient Technologies Corp                                            98,200           2,571
Stepan Co                                                             11,300             324
Terra Industries Inc (a)(b)                                          123,425           2,177
Tronox Inc - Class A (a)                                              56,600             800
Tronox Inc - Class B                                                  16,900             234
                                                                                 ------------
                                                                                       9,383
                                                                                 ------------
Circuit Boards (0.03%)
Merix Corp (a)(b)                                                     17,400             130
                                                                                 ------------

Coatings & Paint (0.19%)
Valspar Corp                                                          29,825             806
                                                                                 ------------

Coffee (0.08%)
Diedrich Coffee Inc (b)                                                1,400               5
Farmer Bros Co                                                        15,900             341
                                                                                 ------------
                                                                                         346
                                                                                 ------------
Collectibles (0.12%)
Lenox Group Inc (b)                                                   28,400             224
Topps Co Inc/The                                                      30,150             299
                                                                                 ------------
                                                                                         523

                                                                                 ------------
Commercial Banks (4.83%)
1st Source Corp                                                       31,989             791
Alabama National Bancorporation (a)                                    8,100             507
AmericanWest Bancorp (a)                                               9,400             189
AmeriServ Financial Inc (b)                                           24,600             113
Bank of Florida Corp (b)                                               7,000             130
Banner Corp                                                               47               2
Beverly Hills Bancorp Inc                                             23,030             154
BNCCORP Inc (b)                                                        2,300              39
Centennial Bank Holdings Inc (a)(b)                                   46,396             407
Central Bancorp Inc/MA                                                   600              16

Commercial Banks
Central Pacific Financial Corp                                        25,200             866
Chemical Financial Corp (a)                                           21,779             582
Citizens Banking Corp/MI                                              33,925             679
Community Bancorp/NV (b)                                               7,300             224
Community Bank System Inc                                             30,600             627
Community Banks Inc (a)                                                9,663             228
Crescent Financial Corp (b)                                              500               7
Dearborn Bancorp Inc (b)                                               4,410              69
Financial Institutions Inc                                             2,600              50
First Bank of Delaware (b)                                             1,240               4
First Commonwealth Financial Corp (a)                                 19,700             219
First Community Bancorp Inc/CA (a)                                    23,600           1,295
First Financial Corp/IN (a)                                            9,900             282
First Mariner Bancorp Inc (b)                                          2,400              32
First Merchants Corp                                                  19,700             425
FNB Financial Services Corp                                            1,500              22
FNB United Corp                                                        1,700              28
Gateway Financial Holdings Inc                                         9,027             122
GB&T Bancshares Inc (a)                                               11,600             192
German American Bancorp Inc                                            6,828              92
IBERIABANK Corp (a)                                                      556              29
Irwin Financial Corp                                                  53,100             851
ITLA Capital Corp (a)                                                 10,100             514
Lakeland Bancorp Inc                                                  12,915             168
MainSource Financial Group Inc (a)                                    15,379             248
MB Financial Inc (a)                                                  56,041           1,882
National Penn Bancshares Inc                                           3,100              58
Northeast Bancorp                                                        900              16
Oak Hill Financial Inc                                                 3,998              92
Omega Financial Corp (a)                                              10,400             292
Peoples Bancorp Inc/OH                                                 8,300             208
Pinnacle Bancshares Inc                                                  200               3
Premier Financial Bancorp                                                700              11
PrivateBancorp Inc (a)                                                14,100             463
Prosperity Bancshares Inc                                             16,775             582
Renasant Corp (a)                                                      8,079             188
Republic First Bancorp Inc (b)                                           247               3
Security Bank Corp/GA (a)                                              3,800              75
Simmons First National Corp (a)                                       25,900             682
Southern Community Financial Corp/NC                                  14,600             145
Sterling Financial Corp/WA                                            36,416           1,074
Sun American Bancorp (b)                                                 500               3
Sun Bancorp Inc/NJ (a)(b)                                             34,550             652
Superior Bancorp (a)(b)                                                9,900             103
Susquehanna Bancshares Inc                                            42,962             957
Taylor Capital Group Inc                                               8,978             267
UMB Financial Corp                                                    20,632             807
Umpqua Holdings Corp (a)                                              30,274             755
WesBanco Inc                                                          17,900             525
Wintrust Financial Corp (a)                                            7,000             301
                                                                                 ------------
                                                                                      20,347
                                                                                 ------------
Commercial Services (1.19%)
Central Parking Corp                                                  66,000           1,477
Collectors Universe                                                    5,900              84
Intersections Inc (b)                                                 13,724             152
Mac-Gray Corp (b)                                                     15,100             230
Perceptron Inc (b)                                                     6,900              62
PHH Corp (b)                                                          68,100           2,077

Commercial Services
Source Interlink Cos Inc (a)(b)                                       73,828             478
Startek Inc (a)                                                        1,100              10
Team Inc (a)(b)                                                       12,315             424
                                                                                 ------------
                                                                                       4,994
                                                                                 ------------
Commercial Services - Finance (0.03%)
Newtek Business Services Inc (b)                                      22,400              45
Rewards Network Inc (a)(b)                                            15,100              60
Track Data Corp (a)(b)                                                 5,000              17
                                                                                 ------------
                                                                                         122
                                                                                 ------------
Communications Software (0.19%)
CallWave Inc (b)                                                      14,100              50
Digi International Inc (b)                                            18,297             233
Seachange International Inc (a)(b)                                    30,700             264
Ulticom Inc (b)                                                       28,475             244
                                                                                 ------------
                                                                                         791

                                                                                 ------------
Computer Aided Design (0.00%)
MSC.Software Corp (a)(b)                                                 200               3
                                                                                 ------------

Computer Data Security (0.01%)
SCM Microsystems Inc (b)                                              11,000              44
                                                                                 ------------

Computer Services (0.71%)
Analysts International Corp (b)                                       38,400              71
BISYS Group Inc/The (a)(b)                                           152,600           1,766
Ciber Inc (b)                                                         57,000             465
Computer Horizons Corp                                                30,600              22
Computer Task Group Inc (b)                                           18,500              83
Dynamics Research Corp (b)                                             1,800              22
iGate Corp (a)(b)                                                      1,124               8
Inforte Corp (b)                                                       8,920              29
Pomeroy IT Solutions Inc (b)                                          10,500              95
Technology Solutions Co (b)                                            1,480              12
TechTeam Global Inc (b)                                                4,100              55
Tier Technologies Inc (b)                                              7,000              62
Tripos Inc (a)(b)                                                      1,800               1
Tyler Technologies Inc (a)(b)                                         22,775             272
Xanser Corp (b)                                                        4,800              27
                                                                                 ------------
                                                                                       2,990
                                                                                 ------------
Computer Software (0.11%)
Accelrys Inc (b)                                                          86               1
Blackbaud Inc (a)                                                     14,325             316
Phoenix Technologies Ltd (b)                                          18,200             131
                                                                                 ------------
                                                                                         448
                                                                                 ------------
Computers (0.12%)
Palm Inc (a)(b)                                                       26,500             448
PAR Technology Corp (a)(b)                                             6,100              61
                                                                                 ------------
                                                                                         509
                                                                                 ------------
Computers - Integrated Systems (0.69%)
Agilysys Inc                                                          21,665             456
Brocade Communications Systems Inc (b)                               113,992           1,114
Catapult Communications Corp (b)                                      11,500             114
Delphax Technologies Inc (b)                                           5,800               6
Mercury Computer Systems Inc (a)(b)                                    9,100             123
Micros Systems Inc (b)                                                18,475           1,012
Netscout Systems Inc (b)                                               5,282              43

Computers - Integrated Systems
NYFIX Inc (a)(b)                                                       6,300              37
                                                                                 ------------
                                                                                       2,905
                                                                                 ------------
Computers - Memory Devices (1.17%)
Ciprico Inc (b)                                                        6,700              52
Dataram Corp                                                           3,500              15
Dot Hill Systems Corp (b)                                             42,300             174
Hutchinson Technology Inc (a)(b)                                      21,300             405
Imation Corp                                                          61,900           2,285
Iomega Corp (b)                                                       44,900             179
Overland Storage Inc (b)                                              12,600              47
Quantum Corp (b)                                                     330,900             910
Silicon Storage Technology Inc (b)                                    90,400             372
Western Digital Corp (b)                                              28,575             505
                                                                                 ------------
                                                                                       4,944
                                                                                 ------------
Computers - Peripheral Equipment (0.08%)
Astro-Med Inc                                                         11,500             134
Franklin Electronic Publishers Inc (b)                                 6,000              14
InFocus Corp (b)                                                      34,185              88
KEY Tronic Corp (b)                                                    7,695              31
Printronix Inc                                                         4,000              54
Wells-Gardner Electronics Corp (b)                                     3,255              10
                                                                                 ------------
                                                                                         331
                                                                                 ------------
Computers - Voice Recognition (0.00%)
ThinkEngine Networks Inc (b)                                           1,100               3
                                                                                 ------------

Consulting Services (0.45%)
Answerthink Inc (b)                                                   28,300              95
BearingPoint Inc (a)(b)                                              133,200             978
Franklin Covey Co (b)                                                  7,100              54
Management Network Group Inc (a)(b)                                   28,120              53
MAXIMUS Inc                                                           13,700             479
PDI Inc (b)                                                           25,681             236
                                                                                 ------------
                                                                                       1,895
                                                                                 ------------
Consumer Products - Miscellaneous (1.40%)
American Greetings Corp                                               80,800           2,056
Central Garden and Pet Co - A Shares (a)(b)                           34,000             487
Central Garden and Pet Co (a)(b)                                      67,150             995
CSS Industries Inc (a)                                                21,500             858
Prestige Brands Holdings Inc (b)                                       2,100              27
Russ Berrie & Co Inc (a)(b)                                           37,500             564
Scotts Miracle-Gro Co/The (a)                                         20,000             899
                                                                                 ------------
                                                                                       5,886
                                                                                 ------------
Containers - Paper & Plastic (0.45%)
Chesapeake Corp                                                       35,500             524
Graphic Packaging Corp (b)                                           269,600           1,383
Mod-Pac Corp (b)                                                         895              10
                                                                                 ------------
                                                                                       1,917
                                                                                 ------------
Cosmetics & Toiletries (0.01%)
Parlux Fragrances Inc (b)                                             13,600              62
                                                                                 ------------

Crystal & Giftware (0.00%)
Enesco Group Inc (b)                                                   3,000               -
                                                                                 ------------

Data Processing & Management (0.10%)
Pegasystems Inc (a)                                                   37,904             361

Data Processing & Management
Schawk Inc                                                             2,900              52
                                                                                 ------------
                                                                                         413
                                                                                 ------------
Decision Support Software (0.00%)
GSE Systems Inc (a)(b)                                                   159               1
                                                                                 ------------

Diagnostic Kits (0.00%)
Medtox Scientific Inc (a)(b)                                              49               1
                                                                                 ------------

Direct Marketing (0.01%)
Traffix Inc                                                           10,700              63
                                                                                 ------------

Disposable Medical Products (0.14%)
Medical Action Industries Inc (b)                                     15,773             359
Microtek Medical Holdings Inc (b)                                     48,672             249
                                                                                 ------------
                                                                                         608
                                                                                 ------------
Distribution & Wholesale (1.09%)
Advanced Marketing Services (b)                                        3,300               -
Bell Microproducts Inc (a)(b)                                         51,800             352
Brightpoint Inc (a)(b)                                                30,050             400
Directed Electronics Inc (a)(b)                                        9,700              97
Handleman Co (a)                                                      39,400             296
Huttig Building Products Inc (b)                                      17,000             118
Industrial Distribution Group Inc (a)(b)                              10,000             133
Jaco Electronics Inc (b)                                               1,000               3
Owens & Minor Inc (a)                                                 27,500             972
Watsco Inc (a)                                                        20,050           1,066
WESCO International Inc (a)(b)                                        18,210           1,150
                                                                                 ------------
                                                                                       4,587
                                                                                 ------------
Diversified Manufacturing Operations (1.58%)
Actuant Corp                                                          12,900             684
American Biltrite Inc (b)                                              1,000              10
Ameron International Corp                                              2,863             198
AO Smith Corp                                                            200               8
AZZ Inc (b)                                                               20               1
Bell Industries Inc (b)                                                2,900              13
EnPro Industries Inc (a)(b)                                           37,600           1,416
Federal Signal Corp                                                   15,500             245
GP Strategies Corp (b)                                                21,300             204
Griffon Corp (a)(b)                                                   23,100             554
Lydall Inc (b)                                                         5,600              81
Park-Ohio Holdings Corp (b)                                            8,839             188
Standex International Corp                                            10,100             276
Teleflex Inc                                                          15,775           1,133
Tredegar Corp (a)                                                     70,300           1,643
                                                                                 ------------
                                                                                       6,654
                                                                                 ------------
Diversified Operations (0.21%)
Resource America Inc (a)                                               1,915              42
Walter Industries Inc                                                 28,100             835
                                                                                 ------------
                                                                                         877
                                                                                 ------------
Diversified Operations & Commercial Services (0.08%)
Avalon Holdings Corp (b)                                               4,600              41
Viad Corp                                                              7,600             310
                                                                                 ------------
                                                                                         351
                                                                                 ------------
E-Commerce - Services (0.00%)
Napster Inc (b)                                                        1,000               4
                                                                                 ------------

Educational Software (0.04%)
PLATO Learning Inc (b)                                                42,700             181
                                                                                 ------------

Electric - Integrated (0.25%)
Maine & Maritimes Corp                                                 2,700              63
Unitil Corp                                                            2,100              57
Westar Energy Inc                                                     33,800             920
                                                                                 ------------
                                                                                       1,040
                                                                                 ------------
Electronic Components - Miscellaneous (0.94%)
Benchmark Electronics Inc (b)                                         47,566           1,008
Blonder Tongue Laboratories (b)                                        1,700               3
CTS Corp (a)                                                          66,300             867
Cubic Corp (a)                                                         8,100             163
IntriCon Corp (b)                                                        900               6
Methode Electronics Inc                                               29,869             450
OSI Systems Inc (a)(b)                                                29,200             771
Planar Systems Inc (b)                                                26,900             203
Sparton Corp (b)                                                       3,836              31
Stoneridge Inc (b)                                                     9,400             109
Sypris Solutions Inc                                                  45,293             338
                                                                                 ------------
                                                                                       3,949
                                                                                 ------------
Electronic Components - Semiconductors (2.08%)
Actel Corp (a)(b)                                                     45,800             670
ALL American Semiconductor (b)                                         6,800               2
Alliance Semiconductor Corp (b)                                       11,350              51
Applied Micro Circuits Corp (b)                                      808,500           2,272
AXT Inc (b)                                                           19,600              78
Bookham Inc (a)(b)                                                    76,900             176
California Micro Devices Corp (a)(b)                                  11,500              56
Ceva Inc (a)(b)                                                       16,000             117
ESS Technology (b)                                                    71,500              89
Ibis Technology Corp (a)(b)                                            8,400              13
Integrated Silicon Solution Inc (b)                                   75,800             429
IXYS Corp (b)                                                         20,200             185
Kopin Corp (b)                                                        61,100             207
Lattice Semiconductor Corp (a)(b)                                    285,700           1,560
Microsemi Corp (a)(b)                                                 27,375             633
Richardson Electronics Ltd                                            25,600             224
Skyworks Solutions Inc (a)(b)                                        155,011           1,068
White Electronic Designs Corp (b)                                     44,000             285
Zilog Inc (b)                                                          9,057              46
Zoran Corp (a)(b)                                                     30,592             607
                                                                                 ------------
                                                                                       8,768
                                                                                 ------------
Electronic Connectors (0.01%)
Innovex Inc/MN (b)                                                    34,600              60
                                                                                 ------------

Electronic Measurement Instruments (0.13%)
Aehr Test Systems (b)                                                    182               1
Axsys Technologies Inc (b)                                             8,800             167
Cyberoptics Corp (b)                                                   7,100              93
LeCroy Corp (a)(b)                                                    10,857              96
Trimble Navigation Ltd (b)                                             2,034              59
Zygo Corp (a)(b)                                                       7,200             115
                                                                                 ------------
                                                                                         531
                                                                                 ------------
Electronic Parts Distribution (0.04%)
NU Horizons Electronics Corp (a)(b)                                   15,500             175
                                                                                 ------------


Electronic Security Devices (0.03%)
Compudyne Corp (a)(b)                                                 15,700              89
Vicon Industries Inc (b)                                               2,200              22
                                                                                 ------------
                                                                                         111

                                                                                 ------------
Electronics - Military (0.01%)
Arotech Corp (a)(b)                                                    7,993              18
Merrimac Industries Inc (b)                                              800               7
                                                                                 ------------
                                                                                          25
                                                                                 ------------
E-Marketing & Information (0.06%)
MIVA Inc (b)                                                           1,300               6
Netratings Inc (b)                                                    11,800             245
                                                                                 ------------
                                                                                         251
                                                                                 ------------
Energy - Alternate Sources (0.08%)
Headwaters Inc (a)(b)                                                 13,100             284
Quantum Fuel Systems Technologies World (a)(b)                        36,055              47
                                                                                 ------------
                                                                                         331
                                                                                 ------------
Engineering - Research & Development Services (0.21%)
National Technical SYS Inc (b)                                         5,700              32
Servidyne Inc                                                            500               2
URS Corp (b)                                                          19,150             837
                                                                                 ------------
                                                                                         871
                                                                                 ------------
Engines - Internal Combustion (0.35%)
Briggs & Stratton Corp (a)                                            49,550           1,470
                                                                                 ------------

Enterprise Software & Services (0.48%)
JDA Software Group Inc (a)(b)                                         25,971             462
Lawson Software Inc (a)(b)                                            87,500             779
Neoware Inc (a)(b)                                                     4,100              48
Pervasive Software Inc (b)                                            41,400             171
SYNNEX Corp (a)(b)                                                    28,200             551
                                                                                 ------------
                                                                                       2,011
                                                                                 ------------
Environmental Consulting & Engineering (0.04%)
TRC Cos Inc (a)(b)                                                    16,000             155
                                                                                 ------------

E-Services - Consulting (0.02%)
Keynote Systems Inc (a)(b)                                             6,850              93
                                                                                 ------------

Fiduciary Banks (0.22%)
Boston Private Financial Holdings Inc (a)                             33,800             940
                                                                                 ------------

Finance - Auto Loans (0.03%)
Consumer Portfolio Services (b)                                       17,265             104
First Investors Financial Services (b)                                   800               6
                                                                                 ------------
                                                                                         110

                                                                                 ------------
Finance - Consumer Loans (0.07%)
Firstcity Financial Corp (b)                                           8,834              84
Ocwen Financial Corp (a)(b)                                           15,200             217
                                                                                 ------------
                                                                                         301
                                                                                 ------------
Finance - Credit Card (0.26%)
Advanta Corp - A Shares                                                2,397             101
Advanta Corp - B Shares                                                5,955             273
CompuCredit Corp (a)(b)                                               20,200             731
                                                                                 ------------
                                                                                       1,105
                                                                                 ------------
Finance - Investment Banker & Broker (1.54%)
Cowen Group Inc (b)                                                   13,141             221
Friedman Billings Ramsey Group Inc (a)                                45,925             255

Finance - Investment Banker & Broker
Knight Capital Group Inc (a)(b)                                      133,900           2,169
LaBranche & Co Inc (a)(b)                                             28,800             234
Piper Jaffray Cos (a)(b)                                              37,800           2,412
Raymond James Financial Inc                                           38,313           1,176
                                                                                 ------------
                                                                                       6,467
                                                                                 ------------
Finance - Leasing Company (0.19%)
California First National Bancorp                                      1,100              15
Financial Federal Corp (a)                                            24,300             638
Marlin Business Services Corp (a)(b)                                   4,600             108
MicroFinancial Inc                                                     5,975              36
                                                                                 ------------
                                                                                         797
                                                                                 ------------
Finance - Mortgage Loan/Banker (0.10%)
Accredited Home Lenders Holding Co (a)(b)                              1,600              19
Delta Financial Corp (a)                                              18,200             182
Federal Agricultural Mortgage Corp                                     7,600             208
Franklin Credit Management Corp (b)                                    5,500              27
                                                                                 ------------
                                                                                         436
                                                                                 ------------
Finance - Other Services (0.02%)
eSpeed Inc (a)(b)                                                      8,577              79
                                                                                 ------------

Financial Guarantee Insurance (0.27%)
Triad Guaranty Inc (a)(b)                                             26,200           1,158
                                                                                 ------------

Fisheries (0.04%)
Zapata Corp (b)                                                       22,800             163
                                                                                 ------------

Food - Baking (0.00%)
Tasty Baking Co                                                        2,300              19
                                                                                 ------------

Food - Meat Products (0.02%)
Premium Standard Farms Inc                                             3,500              76
                                                                                 ------------

Food - Miscellaneous/Diversified (1.44%)
American Italian Pasta Co (a)(b)                                      33,550             359
Cal-Maine Foods Inc                                                      300               4
Chiquita Brands International Inc (a)                                 74,500           1,105
Corn Products International Inc                                       13,275             529
Golden Enterprises Inc                                                   700               2
Hain Celestial Group Inc (a)(b)                                       65,873           1,978
John B Sanfilippo & Son (b)                                           20,676             278
M&F Worldwide Corp (a)(b)                                             15,500             991
Monterey Gourmet Foods Inc (b)                                        13,100              53
Ralcorp Holdings Inc (b)                                              11,650             767
                                                                                 ------------
                                                                                       6,066
                                                                                 ------------
Food - Retail (0.13%)
Ingles Markets Inc (a)                                                   102               3
Weis Markets Inc                                                      12,353             532
                                                                                 ------------
                                                                                         535
                                                                                 ------------
Food - Wholesale & Distribution (0.38%)
Nash Finch Co (a)                                                     10,400             405
Performance Food Group Co (b)                                         38,000           1,188
                                                                                 ------------
                                                                                       1,593
                                                                                 ------------
Footwear & Related Apparel (0.12%)
Lacrosse Footwear Inc                                                  1,200              19
Phoenix Footwear Group Inc (a)(b)                                     20,000              70
Rocky Brands Inc (b)                                                   4,100              46
Footwear & Related Apparel
Stride Rite Corp                                                      25,500             360
Vulcan International Corp                                                200              12
                                                                                 ------------
                                                                                         507
                                                                                 ------------
Funeral Services & Related Items (0.36%)
Carriage Services Inc (b)                                             32,300             264
Stewart Enterprises Inc                                              168,500           1,267
                                                                                 ------------
                                                                                       1,531
                                                                                 ------------
Gambling (Non-Hotel) (0.05%)
Lakes Entertainment Inc (a)(b)                                        15,800             196
                                                                                 ------------

Gas - Distribution (0.94%)
New Jersey Resources Corp (a)                                         20,900           1,122
Northwest Natural Gas Co                                              17,775             903
South Jersey Industries Inc (a)                                       25,300             994
Vectren Corp                                                          33,000             959
                                                                                 ------------
                                                                                       3,978
                                                                                 ------------
Health Care Cost Containment (0.22%)
Healthspring Inc (b)                                                  30,575             719
Hooper Holmes Inc (b)                                                 48,100             212
Prospect Medical Holdings Inc (b)                                      1,200               5
                                                                                 ------------
                                                                                         936

                                                                                 ------------
Healthcare Safety Device (0.06%)
Cardiac Science Corp (b)                                              23,000             241
                                                                                 ------------

Home Furnishings (0.86%)
Bassett Furniture Industries Inc                                       7,700             109
Chromcraft Revington Inc (b)                                           2,500              22
Flexsteel Industries                                                   2,364              35
Furniture Brands International Inc (a)                                96,500           1,552
Kimball International Inc                                             44,800             806
La-Z-Boy Inc (a)                                                      94,600           1,106
Rowe Cos/The (b)(c)(d)                                                 6,200               -
                                                                                 ------------
                                                                                       3,630
                                                                                 ------------
Hotels & Motels (0.27%)
Interstate Hotels & Resorts Inc (b)                                   26,900             139
Lodgian Inc (a)(b)                                                    21,900             303
Marcus Corp                                                           11,479             249
Red Lion Hotels Corp (b)                                              33,800             431
                                                                                 ------------
                                                                                       1,122
                                                                                 ------------
Housewares (0.27%)
Libbey Inc (a)                                                        11,750             219
Lifetime Brands Inc                                                   10,000             218
National Presto Industries Inc                                        11,500             680
                                                                                 ------------
                                                                                       1,117
                                                                                 ------------
Human Resources (1.37%)
Ablest Inc (b)                                                         3,500              38
CDI Corp                                                                  88               2
Cross Country Healthcare Inc (a)(b)                                   29,356             578
Edgewater Technology Inc (b)                                          11,900             105
Kelly Services Inc (a)                                                29,329             842
Medical Staffing Network Holdings Inc (b)                             48,300             278
MPS Group Inc (a)(b)                                                 188,100           2,575
On Assignment Inc (b)                                                 11,550             129
RCM Technologies Inc (b)                                               9,300              69
Spherion Corp (b)                                                    127,400           1,089

Human Resources
Westaff Inc (a)(b)                                                    12,980              71
                                                                                 ------------
                                                                                       5,776
                                                                                 ------------
Identification Systems - Development (0.83%)
Checkpoint Systems Inc (a)(b)                                          9,900             217
L-1 Identity Solutions Inc (a)(b)                                     59,200           1,138
Paxar Corp (a)(b)                                                     71,200           2,137
                                                                                 ------------
                                                                                       3,492
                                                                                 ------------
Industrial Audio & Video Products (0.01%)
Ballantyne of Omaha Inc (a)(b)                                        10,600              56
Rockford Corp/Arizona (a)(b)                                           3,600               8
                                                                                 ------------
                                                                                          64
                                                                                 ------------
Industrial Automation & Robots (0.21%)
Nordson Corp                                                          19,300             885
                                                                                 ------------

Instruments - Controls (0.12%)
Frequency Electronics Inc                                             10,900             119
Photon Dynamics Inc (a)(b)                                            13,400             161
Spectrum Control Inc (b)                                              15,900             217
Technology Research Corp                                               3,447              16
                                                                                 ------------
                                                                                         513
                                                                                 ------------
Instruments - Scientific (0.03%)
Meade Instruments Corp (b)                                            42,366              91
OI Corp                                                                1,700              22
Winland Electronics Inc (b)                                            1,800               7
                                                                                 ------------
                                                                                         120
                                                                                 ------------
Insurance Brokers (0.14%)
Hilb Rogal & Hobbs Co                                                 13,925             605
                                                                                 ------------

Internet Application Software (0.72%)
Interwoven Inc (b)                                                    94,900           1,449
RealNetworks Inc (b)                                                   7,103              54
S1 Corp (a)(b)                                                        67,710             440
Vignette Corp (a)(b)                                                  59,100           1,094
                                                                                 ------------
                                                                                       3,037
                                                                                 ------------
Internet Connectivity Services (0.03%)
PC-Tel Inc (b)                                                        14,252             142
                                                                                 ------------

Internet Content - Entertainment (0.06%)
Alloy Inc (b)                                                         11,650             144
PlanetOut Inc (b)                                                     39,700             106
                                                                                 ------------
                                                                                         250
                                                                                 ------------
Internet Content - Information & News (0.57%)
Autobytel Inc (b)                                                    103,540             359
Harris Interactive Inc (a)(b)                                        179,400           1,080
Infospace Inc (a)(b)                                                  27,300             700
Looksmart (b)                                                         15,020              62
ProQuest Co (a)(b)                                                    23,300             212
                                                                                 ------------
                                                                                       2,413
                                                                                 ------------
Internet Financial Services (0.00%)
Insweb Corp (b)                                                        1,000               8
Netbank Inc                                                            6,800              13
                                                                                 ------------
                                                                                          21
                                                                                 ------------
Internet Incubators (0.14%)
Internet Capital Group Inc (a)(b)                                     30,600             366

Internet Incubators
Safeguard Scientifics Inc (b)                                         70,800             213
                                                                                 ------------
                                                                                         579
                                                                                 ------------
Internet Infrastructure Software (0.14%)
Openwave Systems Inc (a)(b)                                           40,700             299
Quovadx Inc (b)                                                       21,500              64
SupportSoft Inc (a)(b)                                                32,400             174
TeleCommunication Systems Inc (a)(b)                                   8,300              33
                                                                                 ------------
                                                                                         570
                                                                                 ------------
Internet Security (0.25%)
ActivIdentity Corp (b)                                                37,414             186
Secure Computing Corp (a)(b)                                          54,300             440
SonicWALL Inc (b)                                                     53,000             433
                                                                                 ------------
                                                                                       1,059
                                                                                 ------------
Intimate Apparel (0.28%)
Warnaco Group Inc/The (b)                                             41,088           1,162
                                                                                 ------------

Investment Companies (0.53%)
Hercules Technology Growth Capital Inc (a)                            18,870             260
MCG Capital Corp                                                      86,903           1,531
Medallion Financial Corp                                              35,900             428
                                                                                 ------------
                                                                                       2,219
                                                                                 ------------
Investment Management & Advisory Services (0.29%)
Affiliated Managers Group Inc (a)(b)                                  10,400           1,223
                                                                                 ------------

Lasers - Systems & Components (0.55%)
Coherent Inc (a)(b)                                                   27,500             863
Electro Scientific Industries Inc (a)(b)                              26,216             540
Newport Corp (b)                                                      36,235             569
Rofin-Sinar Technologies Inc (a)(b)                                    4,975             330
                                                                                 ------------
                                                                                       2,302
                                                                                 ------------
Leisure & Recreation Products (0.43%)
Brunswick Corp/DE                                                     11,775             386
Johnson Outdoors Inc                                                   6,500             123
K2 Inc (a)(b)                                                         86,200           1,301
Multimedia Games Inc (a)(b)                                              162               2
                                                                                 ------------
                                                                                       1,812
                                                                                 ------------
Life & Health Insurance (1.98%)
American Equity Investment Life Holding Co (a)                        91,100           1,243
Delphi Financial Group                                                12,600             538
FBL Financial Group Inc (a)                                           42,900           1,662
Great American Financial Resources Inc                                35,100             860
Independence Holding Co                                                8,500             181
KMG America Corp (b)                                                  18,550              89
Penn Treaty American Corp (b)                                         20,525             117
Phoenix Cos Inc/The                                                  175,600           2,616
Presidential Life Corp (a)                                            53,596           1,019
                                                                                 ------------
                                                                                       8,325
                                                                                 ------------
Linen Supply & Related Items (0.30%)
Angelica Corp                                                          6,950             181
G&K Services Inc                                                      17,200             600
Unifirst Corp/MA (a)                                                  11,589             488
                                                                                 ------------
                                                                                       1,269
                                                                                 ------------
Machinery - Electrical (0.11%)
Regal-Beloit Corp (a)                                                  9,700             447
                                                                                 ------------


Machinery - Farm (0.13%)
Alamo Group Inc                                                        9,800             265
Gehl Co (b)                                                            9,500             278
                                                                                 ------------
                                                                                         543
                                                                                 ------------
Machinery - General Industry (0.69%)
Applied Industrial Technologies Inc                                   50,175           1,348
IDEX Corp                                                             16,025             841
Kadant Inc (a)(b)                                                     25,600             703
                                                                                 ------------
                                                                                       2,892
                                                                                 ------------
Machinery - Material Handling (0.01%)
Key Technology Inc (b)                                                 2,700              48
                                                                                 ------------

Machinery - Pumps (0.06%)
Tecumseh Products Co (a)(b)                                           24,200             246
                                                                                 ------------

Machinery - Thermal Processing (0.00%)
Global Power Equipment Group Inc/ (a)(b)                               7,895              15
                                                                                 ------------

Machinery Tools & Related Products (0.04%)
Hardinge Inc                                                           6,700             186
                                                                                 ------------

Medical - Biomedical/Gene (0.36%)
Applera Corp - Celera Group (b)                                        2,400              34
Avigen Inc (b)                                                         1,032               7
CuraGen Corp (b)                                                      10,200              26
Enzon Pharmaceuticals Inc (a)(b)                                       6,000              51
Gene Logic Inc (b)                                                    48,833              84
Genitope Corp (a)(b)                                                  29,600             110
Harvard Bioscience Inc (a)(b)                                         47,800             265
Immunogen Inc (b)                                                      1,000               5
Martek Biosciences Corp (a)(b)                                        24,200             523
Maxygen Inc (b)                                                       17,719             190
Nanogen Inc (b)                                                       38,700              64
Neose Technologies Inc (a)(b)                                         47,700             119
Orchid Cellmark Inc (a)(b)                                             5,600              37
                                                                                 ------------
                                                                                       1,515
                                                                                 ------------
Medical - Drugs (0.10%)
Acusphere Inc (b)                                                        900               4
Bradley Pharmaceuticals Inc (a)(b)                                    12,500             245
Infinity Pharmaceuticals Inc (b)                                      13,900             146
Lannett Co Inc (b)                                                     1,200               7
                                                                                 ------------
                                                                                         402
                                                                                 ------------
Medical - Generic Drugs (0.29%)
Alpharma Inc (a)                                                      50,100           1,217
                                                                                 ------------

Medical - Hospitals (0.20%)
Medcath Corp (a)(b)                                                   14,865             442
Symbion Inc (b)                                                       17,600             386
                                                                                 ------------
                                                                                         828
                                                                                 ------------
Medical - Nursing Homes (0.83%)
Genesis HealthCare Corp (a)(b)                                        36,300           2,323
Kindred Healthcare Inc (b)                                            33,100           1,156
                                                                                 ------------
                                                                                       3,479
                                                                                 ------------
Medical - Outpatient & Home Medical Care (0.32%)
Allied Healthcare International Inc (b)                               46,810             154
American Shared Hospital Services                                        800               5
Gentiva Health Services Inc (b)                                       19,000             356
Medical - Outpatient & Home Medical Care
LHC Group Inc (b)                                                     26,400             676
National Home Health Care Corp                                         1,200              14
Pediatric Services of America Inc (b)                                  8,100             129
Res-Care Inc (b)                                                       1,200              21
                                                                                 ------------
                                                                                       1,355
                                                                                 ------------
Medical Imaging Systems (0.02%)
E-Z-Em-Inc (b)                                                         4,100              64
                                                                                 ------------

Medical Information Systems (0.03%)
AMICAS Inc (b)                                                        43,300             128
                                                                                 ------------

Medical Instruments (0.23%)
Angiodynamics Inc (a)(b)                                               6,354             106
Bruker BioSciences Corp (a)(b)                                         4,064              47
Conmed Corp (a)(b)                                                    21,900             664
Datascope Corp                                                         2,028              75
New Brunswick Scientific Inc (b)                                       1,800              15
OccuLogix Inc (a)(b)                                                   6,600              10
Orthologic Corp (b)                                                   22,475              35
Urologix Inc (b)                                                      10,700              26
                                                                                 ------------
                                                                                         978
                                                                                 ------------
Medical Products (0.37%)
ATS Medical Inc (a)(b)                                                25,000              46
Caliper Life Sciences Inc (b)                                         24,300             137
Cantel Medical Corp (a)(b)                                            12,100             221
Hanger Orthopedic Group Inc (b)                                        6,100              73
HealthTronics Inc (a)(b)                                              32,200             150
Invacare Corp                                                          8,100             151
Kewaunee Scientific Corp                                                 700               8
Langer Inc (b)                                                         3,800              20
Misonix Inc (b)                                                       15,200             110
North American Scientific Inc (b)                                      1,300               1
Osteotech Inc (b)                                                     30,900             235
Sonic Innovations Inc (b)                                             10,000              98
Span-America Medical Systems Inc                                       1,400              29
SRI/Surgical Express Inc (b)                                           4,400              25
Synovis Life Technologies Inc (b)                                     21,100             271
                                                                                 ------------
                                                                                       1,575
                                                                                 ------------
Metal - Iron (0.31%)
Cleveland-Cliffs Inc (a)                                              18,875           1,308
                                                                                 ------------

Metal Processors & Fabrication (0.78%)
Ampco-Pittsburgh Corp                                                  2,100              76
CIRCOR International Inc (a)                                          28,200           1,027
Intermet Corp (b)(c)(d)                                                  100               -
NN INC                                                                15,000             179
Quanex Corp                                                           14,000             602
Wolverine Tube Inc (a)(b)                                              9,500              20
Worthington Industries Inc (a)                                        61,300           1,364
                                                                                 ------------
                                                                                       3,268
                                                                                 ------------
Metal Products - Distribution (0.00%)
AM Castle & Co                                                           358              12
                                                                                 ------------

Metal Products - Fasteners (0.01%)
Chicago Rivet & Machine Co                                               300               6

Metal Products - Fasteners
Eastern Co/The                                                           600              16
                                                                                 ------------
                                                                                          22
                                                                                 ------------
Motion Pictures & Services (0.01%)
Image Entertainment Inc (b)                                           14,700              62
                                                                                 ------------

MRI - Medical Diagnostic Imaging (0.00%)
RadNet Inc (b)                                                         1,700              11
                                                                                 ------------

Multi-Line Insurance (1.35%)
Alfa Corp (a)                                                         45,642             819
Atlantic American Corp (b)                                             7,500              40
Citizens Inc/TX (a)(b)                                                10,607              81
HCC Insurance Holdings Inc                                            32,815           1,006
Horace Mann Educators Corp (a)                                        86,400           1,818
National Security Group Inc                                              300               5
United Fire & Casualty Co                                             51,609           1,897
Vesta Insurance Group Inc (b)                                          2,000               -
                                                                                 ------------
                                                                                       5,666
                                                                                 ------------
Multimedia (0.45%)
Entravision Communications Corp (a)(b)                               109,600           1,075
Journal Communications Inc                                             4,000              54
Media General Inc (a)                                                 19,300             709
Triple Crown Media Inc (b)                                             7,730              69
                                                                                 ------------
                                                                                       1,907
                                                                                 ------------
Music (0.03%)
Steinway Musical Instruments                                           3,600             114
                                                                                 ------------

Networking Products (1.30%)
3Com Corp (a)(b)                                                     698,000           2,813
Adaptec Inc (a)(b)                                                   104,900             405
Aeroflex Inc (a)(b)                                                   58,134             816
Black Box Corp                                                        30,300           1,104
Performance Technologies Inc (b)                                      16,050              76
Stratos International Inc (b)                                         13,900             112
Zhone Technologies Inc (a)(b)                                         97,700             139
                                                                                 ------------
                                                                                       5,465
                                                                                 ------------
Non-Ferrous Metals (0.37%)
USEC Inc (b)                                                          76,400           1,541
                                                                                 ------------

Non-Hazardous Waste Disposal (0.15%)
Waste Connections Inc (a)(b)                                          20,237             631
                                                                                 ------------

Office Automation & Equipment (0.35%)
IKON Office Solutions Inc                                             97,240           1,455
TRM Corp (b)                                                          13,900              37
                                                                                 ------------
                                                                                       1,492
                                                                                 ------------
Office Furnishings - Original (0.13%)
HNI Corp                                                              13,175             550
                                                                                 ------------

Office Supplies & Forms (0.06%)
Ennis Inc                                                              8,400             205
Nashua Corp (b)                                                        4,100              39
                                                                                 ------------
                                                                                         244
                                                                                 ------------
Oil - Field Services (1.98%)
Hanover Compressor Co (a)(b)                                          61,495           1,330
Horizon Offshore Inc (a)(b)                                           10,300             165
Oil - Field Services
Infinity Energy Resources Inc (b)                                      2,495              10
Newpark Resources (a)(b)                                              52,700             433
Oil States International Inc (b)                                      24,625             835
Trico Marine Services Inc (a)(b)                                      12,200             472
Universal Compression Holdings Inc (a)(b)                             76,470           5,091
                                                                                 ------------
                                                                                       8,336
                                                                                 ------------
Oil & Gas Drilling (0.05%)
Pioneer Drilling Co (b)                                               15,500             212
                                                                                 ------------

Oil Company - Exploration & Production (2.64%)
Arena Resources Inc (a)(b)                                            23,605           1,108
Bois d'Arc Energy Inc (a)(b)                                          17,400             261
Bringham Exploration Co. (a)(b)                                       43,100             261
Callon Petroleum Co (b)                                               24,300             335
Comstock Resources Inc (b)                                            36,000           1,021
Edge Petroleum Corp (a)(b)                                             9,900             136
Encore Acquisition Co (a)(b)                                          36,600             978
Gulfport Energy Corp (a)(b)                                           26,245             388
Harvest Natural Resources Inc (a)(b)                                  29,100             293
Mariner Energy Inc (b)                                                48,400           1,091
Meridian Resource Corp (b)                                            76,400             199
PetroHawk Energy Corp (a)(b)                                           8,818             127
Petroleum Development Corp (a)(b)                                     12,000             624
Rosetta Resources Inc (a)(b)                                          21,950             472
St Mary Land & Exploration Co                                         23,600             864
Stone Energy Corp (b)                                                 21,800             646
Swift Energy Co (a)(b)                                                24,300             988
Whiting Petroleum Corp (a)(b)                                         29,900           1,316
                                                                                 ------------
                                                                                      11,108
                                                                                 ------------
Oil Field Machinery & Equipment (0.03%)
Natural Gas Services Group Inc (b)                                     9,900             141
                                                                                 ------------

Optical Recognition Equipment (0.04%)
Digimarc Corp (b)                                                     18,100             175
                                                                                 ------------

Paper & Related Products (0.89%)
Bowater Inc (a)                                                       26,700             585
Buckeye Technologies Inc (b)                                          30,100             381
Caraustar Industries Inc (a)(b)                                       44,400             316
Glatfelter (a)                                                        79,800           1,193
Pope & Talbot Inc (a)(b)                                              13,200              98
Rock-Tenn Co                                                           3,652             140
Schweitzer-Mauduit International Inc                                  26,700             733
Wausau Paper Corp                                                     23,700             319
                                                                                 ------------
                                                                                       3,765
                                                                                 ------------
Pharmacy Services (0.04%)
BioScrip Inc (b)                                                      44,600             159
Curative Health Services Inc (b)(c)(d)                                 4,500               -
Standard Management Corp (b)                                           1,700               -
                                                                                 ------------
                                                                                         159
                                                                                 ------------
Photo Equipment & Supplies (0.00%)
Concord Camera Corp (b)                                                1,442               7
                                                                                 ------------

Physical Therapy & Rehabilitation Centers (0.05%)
RehabCare Group Inc (a)(b)                                            14,100             231
                                                                                 ------------


Physician Practice Management (0.42%)
American Dental Partners Inc (b)                                       2,800              60
I-Trax Inc (a)(b)                                                     23,300             104
OCA Inc (b)(c)(d)                                                      1,600               -
Pediatrix Medical Group Inc (b)                                       28,250           1,611
                                                                                 ------------
                                                                                       1,775
                                                                                 ------------
Pollution Control (0.00%)
Catalytica Energy Systems Inc (b)                                      3,300               5
                                                                                 ------------

Power Converter & Supply Equipment (0.09%)
C&D Technologies Inc (a)                                              49,600             250
Espey Manufacturing & Electronics Corp                                 1,400              29
Magnetek Inc (b)                                                      23,600             107
                                                                                 ------------
                                                                                         386
                                                                                 ------------
Printing - Commercial (0.05%)
Bowne & Co Inc (a)                                                     1,800              30
Champion Industries Inc/WV                                            18,958             151
Tufco Technologies Inc (b)                                             1,300              11
                                                                                 ------------
                                                                                         192
                                                                                 ------------
Private Corrections (0.04%)
Cornell Cos Inc (b)                                                    7,700             184
                                                                                 ------------

Property & Casualty Insurance (5.10%)
21st Century Insurance Group (a)                                      68,000           1,415
Affirmative Insurance Holdings Inc                                     3,900              63
AmCOMP Inc (b)                                                        29,500             285
American Physicians Capital Inc (b)                                   16,050             635
Argonaut Group Inc (b)                                                54,800           1,842
Baldwin & Lyons Inc (a)                                               33,400             823
Bancinsurance Corp (b)                                                   600               4
Bristol West Holdings Inc (a)                                         13,000             288
CNA Surety Corp (b)                                                   38,100             786
Donegal Group Inc                                                     28,088             426
EMC Insurance Group Inc                                               11,939             300
FPIC Insurance Group Inc (a)(b)                                       18,100             834
Harleysville Group Inc                                                49,321           1,506
Infinity Property & Casualty Corp                                     37,300           1,735
Investors Title Co                                                       700              33
LandAmerica Financial Group Inc (a)                                   32,700           2,627
Meadowbrook Insurance Group Inc (a)(b)                                81,800             909
Mercer Insurance Group Inc                                             5,400             101
Midland Co/The                                                        19,900             873
Navigators Group Inc (b)                                              15,600             797
NYMAGIC Inc                                                            8,700             356
Ohio Casualty Corp                                                         1               -
PMA Capital Corp (a)(b)                                               57,100             535
ProAssurance Corp (a)(b)                                               1,400              75
Procentury Corp (a)                                                   11,000             249
RLI Corp                                                               1,900             106
RTW Inc (b)                                                           18,600             158
SCPIE Holdings Inc (a)(b)                                              9,300             203
Selective Insurance Group (a)                                         39,600           1,033
State Auto Financial Corp (a)                                         33,286           1,000
Stewart Information Services Corp (a)                                 31,200           1,255
Unico American Corp (b)                                               15,500             174
United America Indemnity Ltd (b)                                       2,404              60
                                                                                 ------------
                                                                                      21,486
                                                                                 ------------

Protection - Safety (0.03%)
Henry Bros Electronics Inc (b)                                           700               3
Mace Security International Inc (b)                                   11,900              31
Protection One Inc (a)                                                 5,510              74
                                                                                 ------------
                                                                                         108
                                                                                 ------------
Publicly Traded Investment Fund (0.71%)
iShares Russell 2000 Value Index Fund (a)                             36,475           2,976
                                                                                 ------------

Publishing - Books (0.38%)
Scholastic Corp (b)                                                   52,000           1,605
                                                                                 ------------

Publishing - Newspapers (0.33%)
Journal Register Co                                                   90,800             533
Lee Enterprises Inc                                                   32,500             851
                                                                                 ------------
                                                                                       1,384
                                                                                 ------------
Racetracks (0.08%)
Churchill Downs Inc (a)                                                3,500             164
Dover Motorsports Inc                                                 30,700             172
                                                                                 ------------
                                                                                         336
                                                                                 ------------
Radio (1.25%)
Beasley Broadcasting Group Inc                                         6,250              57
Citadel Broadcasting Corp (a)                                        167,500           1,538
Cox Radio Inc (a)(b)                                                  28,900             408
Cumulus Media Inc (a)(b)                                             107,383           1,008
Emmis Communications Corp (a)                                         26,200             262
Entercom Communications Corp (a)                                      32,800             910
Radio One Inc - Class D (a)(b)                                        91,880             649
Regent Communications Inc (b)                                          8,500              29
Saga Communications Inc (b)                                           15,300             153
Salem Communications Holding Corp (a)                                 11,200             129
Spanish Broadcasting System (b)                                       31,048             106
                                                                                 ------------
                                                                                       5,249
                                                                                 ------------
Real Estate Magagement & Services (0.07%)
Tarragon Corp (a)(b)                                                  21,400             214
United Capital Corp (b)                                                1,900              62
ZipRealty Inc (a)(b)                                                   1,200               9
                                                                                 ------------
                                                                                         285
                                                                                 ------------
Real Estate Operator & Developer (0.17%)
Avatar Holdings Inc (a)(b)                                             6,700             503
California Coastal Communities Inc (a)(b)                             10,800             200
Stratus Properties Inc (b)                                               600              22
                                                                                 ------------
                                                                                         725
                                                                                 ------------
Recreational Centers (0.01%)
Bally Total Fitness Holding Corp (a)(b)                               35,000              31
                                                                                 ------------

Recreational Vehicles (0.03%)
Arctic Cat Inc                                                         6,100             109
                                                                                 ------------

Recycling (0.04%)
Metal Management Inc (a)                                               3,100             149
                                                                                 ------------

REITS - Diversified (0.17%)
Potlatch Corp                                                         16,426             713
                                                                                 ------------


REITS - Hotels (0.07%)
Highland Hospitality Corp                                             14,575             278
                                                                                 ------------

REITS - Mortgage (0.08%)
JER Investors Trust Inc (a)                                           18,805             331
                                                                                 ------------

Rental - Auto & Equipment (1.01%)
Aaron Rents Inc                                                       40,675           1,154
Dollar Thrifty Automotive Group (a)(b)                                46,000           2,156
Electro Rent Corp (a)                                                 19,800             257
Mcgrath Rentcorp                                                      23,375             705
                                                                                 ------------
                                                                                       4,272
                                                                                 ------------
Research & Development (0.25%)
Albany Molecular Research Inc (a)(b)                                  67,600             649
PharmaNet Development Group Inc (a)(b)                                14,500             396
                                                                                 ------------
                                                                                       1,045
                                                                                 ------------
Resorts & Theme Parks (0.49%)
Bluegreen Corp (a)(b)                                                 33,200             367
Great Wolf Resorts Inc (a)(b)                                         14,100             179
ILX Resorts Inc                                                        8,000              74
Silverleaf Resorts Inc (b)                                            31,120             155
Six Flags Inc (a)(b)                                                 170,300           1,015
Sunterra Corp (a)(b)                                                  17,594             281
                                                                                 ------------
                                                                                       2,071
                                                                                 ------------
Respiratory Products (0.01%)
Allied Healthcare Products (b)                                         6,400              43
Rotech Healthcare Inc (b)                                              8,800              14
                                                                                 ------------
                                                                                          57
                                                                                 ------------
Retail - Apparel & Shoe (0.95%)
Charming Shoppes Inc (a)(b)                                          106,582           1,332
Finish Line (a)                                                       34,300             453
Men's Wearhouse Inc                                                   20,750             898
Shoe Carnival Inc (b)                                                     13               -
Stage Stores Inc (a)                                                  52,837           1,165
Syms Corp (a)(b)                                                       6,300             111
Wilsons The Leather Experts (b)                                       28,200              37
                                                                                 ------------
                                                                                       3,996
                                                                                 ------------
Retail - Arts & Crafts (0.04%)
AC Moore Arts & Crafts Inc (a)(b)                                      8,148             167
                                                                                 ------------

Retail - Auto Parts (0.45%)
Coast Distribution System/CA                                           2,900              21
PEP Boys-Manny Moe & Jack                                            100,100           1,867
                                                                                 ------------
                                                                                       1,888
                                                                                 ------------
Retail - Automobile (1.25%)
America's Car-Mart Inc (a)(b)                                          4,900              63
Asbury Automotive Group Inc (a)                                       27,700             797
Group 1 Automotive Inc (a)                                            18,400             754
Lithia Motors Inc (a)                                                 27,600             744
Rush Enterprises Inc (a)(b)                                           18,200             379
Sonic Automotive Inc (a)                                              53,900           1,541
United Auto Group Inc (a)                                             49,670           1,007
                                                                                 ------------
                                                                                       5,285
                                                                                 ------------
Retail - Bookstore (0.20%)
Borders Group Inc (a)                                                 39,700             838
                                                                                 ------------


Retail - Computer Equipment (0.41%)
GTSI Corp (b)                                                          7,478              87
Insight Enterprises Inc (b)                                           55,159           1,093
PC Connection Inc (a)(b)                                              44,300             568
                                                                                 ------------
                                                                                       1,748
                                                                                 ------------
Retail - Consumer Electronics (0.01%)
Rex Stores Corp (b)                                                      400               6
Tweeter Home Entertainment Group Inc (b)                              16,350              27
                                                                                 ------------
                                                                                          33
                                                                                 ------------
Retail - Discount (0.93%)
99 Cents Only Stores (a)(b)                                           46,400             663
Big Lots Inc (a)(b)                                                   77,300           2,489
Duckwall-ALCO Stores Inc (b)                                           6,900             263
Fred's Inc                                                            34,000             491
                                                                                 ------------
                                                                                       3,906
                                                                                 ------------
Retail - Fabric Store (0.30%)
Hancock Fabrics Inc/DE (a)(b)                                         13,500              32
Jo-Ann Stores Inc (a)(b)                                              41,500           1,243
                                                                                 ------------
                                                                                       1,275
                                                                                 ------------
Retail - Hair Salons (0.19%)
Regis Corp                                                            20,595             787
                                                                                 ------------

Retail - Home Furnishings (0.20%)
Bombay Co Inc/The (a)(b)                                               8,100               7
Cost Plus Inc (a)(b)                                                  12,100             118
Haverty Furniture Cos Inc (a)                                         15,600             199
Kirkland's Inc (b)                                                     7,898              38
Pier 1 Imports Inc (a)                                                64,100             484
                                                                                 ------------
                                                                                         846
                                                                                 ------------
Retail - Hypermarkets (0.06%)
Smart & Final Inc (b)                                                 11,907             259
                                                                                 ------------

Retail - Jewelry (0.31%)
Finlay Enterprises Inc (b)                                            16,200              96
Lazare Kaplan International Inc (a)(b)                                12,200              94
Zale Corp (a)(b)                                                      39,700           1,108
                                                                                 ------------
                                                                                       1,298
                                                                                 ------------
Retail - Leisure Products (0.20%)
MarineMax Inc (a)(b)                                                  14,600             289
West Marine Inc (a)(b)                                                37,600             553
                                                                                 ------------
                                                                                         842
                                                                                 ------------
Retail - Mail Order (0.10%)
Blair Corp (a)                                                         2,714             115
Sharper Image Corp (a)(b)                                             28,300             320
                                                                                 ------------
                                                                                         435
                                                                                 ------------
Retail - Miscellaneous/Diversified (0.03%)
Hastings Entertainment Inc (b)                                         1,300               9
Pricesmart Inc                                                         6,151             102
                                                                                 ------------
                                                                                         111
                                                                                 ------------
Retail - Music Store (0.27%)
Guitar Center Inc (a)(b)                                              23,950           1,109
Trans World Entertainment (a)(b)                                       1,700               9
                                                                                 ------------
                                                                                       1,118
                                                                                 ------------
Retail - Office Supplies (0.14%)
School Specialty Inc (a)(b)                                           18,515             611
                                                                                 ------------

Retail - Pawn Shops (0.17%)
First Cash Financial Services Inc (b)                                 31,975             735
                                                                                 ------------

Retail - Regional Department Store (0.07%)
Gottschalks Inc (a)(b)                                                23,300             311
                                                                                 ------------

Retail - Restaurants (1.26%)
AFC Enterprises (a)(b)                                                23,750             451
Bob Evans Farms Inc                                                   72,500           2,661
Buca Inc (b)                                                          14,486              72
Champps Entertainment Inc (b)                                          8,575              47
Frisch's Restaurants Inc                                                 800              28
J Alexander's Corp                                                     5,300              81
Landry's Restaurants Inc                                               4,900             146
Luby's Inc (b)                                                        21,400             214
O'Charleys Inc                                                        19,100             403
Smith & Wollensky Restaurant Group Inc (b)                            16,900             169
Steak N Shake Co/The (b)                                              19,600             317
Triarc Cos Inc (a)                                                    44,250             720
                                                                                 ------------
                                                                                       5,309
                                                                                 ------------
Retail - Sporting Goods (0.05%)
Gander Mountain Co (a)(b)                                              9,900             126
Sport Chalet Inc - A Shares (b)                                        5,700              63
Sport Chalet Inc - B Shares (b)                                          800               9
                                                                                 ------------
                                                                                         198
                                                                                 ------------
Retail - Video Rental (0.28%)
Blockbuster Inc (a)(b)                                               167,800           1,040
Blockbuster Inc (b)                                                   27,400             159
                                                                                 ------------
                                                                                       1,199
                                                                                 ------------
Retail - Vitamins & Nutritional Suppliments (0.00%)
AMS Health Sciences Inc (b)                                              100               -
                                                                                 ------------

Retirement & Aged Care (0.01%)
Capital Senior Living Corp (a)(b)                                      3,549              41
                                                                                 ------------

Rubber - Tires (0.69%)
Bandag Inc (a)                                                         8,500             429
Cooper Tire & Rubber Co (a)                                          127,200           2,459
                                                                                 ------------
                                                                                       2,888
                                                                                 ------------
Satellite Telecommunications (0.02%)
Loral Space & Communications Inc (b)                                   2,200             106
                                                                                 ------------

Savings & Loans - Thrifts (3.32%)
Ameriana Bancorp                                                       3,000              32
American Bancorp of New Jersey                                        10,792             121
BankAtlantic Bancorp Inc                                              46,900             452
BankUnited Financial Corp (a)                                         29,948             648
Berkshire Hills Bancorp Inc                                            6,800             219
BFC Financial Corp (b)                                                   500               2
Brookline Bancorp Inc                                                 62,200             741
Camco Financial Corp                                                  10,400             129
CFS Bancorp Inc                                                       14,400             214
Citizens First Bancorp Inc                                             6,200             131
Citizens South Banking Corp                                           12,800             164
Cooperative Bankshares Inc                                               250               4
Dime Community Bancshares                                              2,700              36
First Defiance Financial Corp                                          7,600             213

Savings & Loans - Thrifts
First Federal Bancshares of Arkansas Inc                                 500              12
First Keystone Financial Inc                                             100               2
First Niagara Financial Group Inc                                     89,600           1,219
First Pactrust Bancorp Inc                                               200               5
First Place Financial Corp/OH                                         22,544             451
FirstFed Financial Corp (a)(b)                                        18,600           1,144
Flagstar Bancorp Inc (a)                                              52,700             622
Flushing Financial Corp (a)                                           17,136             266
Franklin Bank Corp/Houston TX (a)(b)                                  21,377             333
Great Lakes Bancorp Inc (b)                                           11,580             154
HF Financial Corp                                                      7,260             129
HMN Financial Inc                                                        200               7
KNBT Bancorp Inc                                                      28,600             429
Legacy Bancorp Inc/MA                                                  5,100              77
LSB Corp                                                               5,300              88
MAF Bancorp Inc                                                       33,687           1,353
MASSBANK Corp                                                          1,367              45
Meta Financial Group Inc                                               3,600             134
MFB Corp                                                                 600              21
Northeast Community Bancorp Inc (b)                                      200               2
Pacific Premier Bancorp Inc (b)                                       10,400             112
Parkvale Financial Corp                                                3,700             111
Partners Trust Financial Group Inc (a)                                63,849             707
Provident Financial Holdings Inc                                       5,800             142
Provident Financial Services Inc                                      79,900           1,370
Provident New York Bancorp                                            34,990             476
Rainier Pacific Financial Group Inc                                    4,800             105
Riverview Bancorp Inc                                                 15,400             222
Rome Bancorp Inc                                                       6,900              86
Synergy Financial Group Inc                                            5,727              87
TF Financial Corp                                                      1,300              39
TierOne Corp (a)                                                       7,190             175
Timberland Bancorp Inc/WA                                              8,700             308
United Community Financial Corp/OH                                    27,260             281
United Western Bancorp Inc                                               600              14
Willow Financial Bancorp Inc                                          12,530             144
                                                                                 ------------
                                                                                      13,978
                                                                                 ------------
Semiconductor Component - Integrated Circuits (0.76%)
Atmel Corp (b)                                                        57,879             308
Catalyst Semiconductor Inc (b)                                        14,400              55
Exar Corp (b)                                                         31,445             424
Genesis Microchip Inc (a)(b)                                          11,000              94
Hifn Inc (b)                                                          15,900             106
Pericom Semiconductor Corp (a)(b)                                     47,700             477
Sigmatel Inc (b)                                                      10,600              41
Sipex Corp (a)(b)                                                      1,200              11
Standard Microsystems Corp (b)                                        17,131             549
TriQuint Semiconductor Inc (b)                                       128,970             667
Vitesse Semiconductor Corp (a)(b)                                    392,800             460
                                                                                 ------------
                                                                                       3,192
                                                                                 ------------
Semiconductor Equipment (2.38%)
Aetrium Inc (b)                                                        1,400               6
ATMI Inc (a)(b)                                                       21,575             667
Axcelis Technologies Inc (a)(b)                                       84,476             646
Brooks Automation Inc (a)(b)                                          94,736           1,655
Cohu Inc (a)                                                          18,600             383
Credence Systems Corp (b)                                            218,100             809
Electroglas Inc (b)                                                   39,400              89

Semiconductor Equipment
Entegris Inc (b)                                                     161,000           1,887
FSI International Inc (b)                                             25,214             107
Intest Corp (b)                                                        7,190              33
MKS Instruments Inc (b)                                              101,900           2,746
Nanometrics Inc (b)                                                   22,700             146
Photronics Inc (a)(b)                                                 29,900             450
Rudolph Technologies Inc (a)(b)                                       23,485             406
                                                                                 ------------
                                                                                      10,030
                                                                                 ------------
Shipbuilding (0.03%)
Todd Shipyards Corp                                                    6,400             124
                                                                                 ------------

Software Tools (0.11%)
Borland Software Corp (a)(b)                                          84,326             470
                                                                                 ------------

Steel - Producers (1.32%)
Friedman Industries                                                    3,100              30
Olympic Steel Inc (a)                                                  4,200             140
Ryerson Inc (a)                                                       80,300           3,304
Schnitzer Steel Industries Inc                                        19,800           1,028
Shiloh Industries Inc                                                 20,153             209
Steel Technologies Inc                                                28,100             841
                                                                                 ------------
                                                                                       5,552
                                                                                 ------------
Steel - Specialty (0.02%)
Material Sciences Corp (b)                                            11,100             103
                                                                                 ------------

Steel Pipe & Tube (0.03%)
Northwest Pipe Co (b)                                                  3,200             115
Webco Industries Inc (b)                                                 110              10
                                                                                 ------------
                                                                                         125
                                                                                 ------------
Sugar (0.08%)
Imperial Sugar Co (a)                                                 10,663             317
                                                                                 ------------

Telecommunication Equipment (1.11%)
Anaren Inc (a)(b)                                                      3,480              66
Andrew Corp (a)(b)                                                    97,380           1,063
Applied Innovation Inc (b)                                            25,300              87
Applied Signal Technology Inc                                            600              10
Arris Group Inc (a)(b)                                                38,225             566
Channell Commercial Corp (b)                                           1,300               5
CommScope Inc (a)(b)                                                  24,325           1,135
Communications Systems Inc                                             7,600              86
Ditech Networks Inc (b)                                               28,500             248
Preformed Line Products Co (a)                                         1,750              74
Sunrise Telecom Inc (b)                                               88,800             297
Symmetricom Inc (a)(b)                                                36,500             298
Tollgrade Communications Inc (b)                                      23,500             281
Utstarcom Inc (a)(b)                                                  34,000             243
Westell Technologies Inc (b)                                          42,000             111
Wireless Telecom Group Inc                                            20,000              61
XETA Technologies Inc (b)                                              8,425              32
                                                                                 ------------
                                                                                       4,663
                                                                                 ------------
Telecommunication Equipment - Fiber Optics (0.60%)
APA Enterprises Inc (b)                                                2,500               3
Ciena Corp (a)(b)                                                     15,875             463
MRV Communications Inc (a)(b)                                         13,600              47
Oplink Communications Inc (b)                                          2,300              38
Optical Cable Corp (b)                                                 6,300              33
Telecommunication Equipment - Fiber Optics
Optical Communication Products Inc (b)                                31,600              48
Sycamore Networks Inc (b)                                            513,800           1,886
                                                                                 ------------
                                                                                       2,518
                                                                                 ------------
Telecommunication Services (0.36%)
LCC International Inc (b)                                             43,900             168
NEON Communications Group Inc (b)                                     62,600             307
RCN Corp (b)                                                          37,800           1,021
                                                                                 ------------
                                                                                       1,496
                                                                                 ------------
Telephone - Integrated (0.82%)
CT Communications Inc (a)                                             33,700             823
D&E Communications Inc                                                11,107             162
IDT Corp - Class B                                                   144,700           1,599
IDT Corp                                                               3,300              35
Level 3 Communications Inc (a)(b)                                      8,429              47
SureWest Communications (a)                                           30,700             777
                                                                                 ------------
                                                                                       3,443
                                                                                 ------------
Television (0.20%)
Acme Communications Inc                                               13,378              74
Lin TV Corp (a)(b)                                                    49,400             788
                                                                                 ------------
                                                                                         862
                                                                                 ------------
Textile - Apparel (0.23%)
Perry Ellis International Inc (b)                                     25,500             847
Tag-It Pacific Inc (b)                                                 3,300               4
Unifi Inc (b)                                                         49,000             136
                                                                                 ------------
                                                                                         987
                                                                                 ------------
Textile - Home Furnishings (0.01%)
Decorator Industries Inc                                               1,300               8
Quaker Fabric Corp (a)(b)                                             11,600              14
                                                                                 ------------
                                                                                          22
                                                                                 ------------
Textile - Products (0.04%)
Culp Inc (a)(b)                                                        7,974              72
Dixie Group Inc (b)                                                    9,400             116
                                                                                 ------------
                                                                                         188
                                                                                 ------------
Theaters (0.06%)
Carmike Cinemas Inc (a)                                               10,500             262
                                                                                 ------------

Therapeutics (0.17%)
Neurocrine Biosciences Inc (a)(b)                                     26,200             333
Neurogen Corp (b)                                                         96               1
Pharmacyclics Inc (a)(b)                                               3,500              11
Theragenics Corp (b)                                                  58,900             355
Threshold Pharmaceuticals Inc (a)(b)                                   1,000               2
                                                                                 ------------
                                                                                         702
                                                                                 ------------
Tobacco (0.69%)
Universal Corp/Richmond VA (a)                                        46,100           2,890
                                                                                 ------------

Tools - Hand Held (0.00%)
QEP Co Inc (b)                                                           400               2
                                                                                 ------------

Toys (0.27%)
Jakks Pacific Inc (a)(b)                                              47,300           1,137
                                                                                 ------------

Transport - Air Freight (0.00%)
AirNet Systems Inc (b)                                                 1,300               5
                                                                                 ------------


Transport - Equipment & Leasing (0.35%)
Amerco Inc (a)(b)                                                      3,600             252
Interpool Inc (a)                                                     44,100           1,178
Willis Lease Finance Corp (b)                                          5,400              57
                                                                                 ------------
                                                                                       1,487
                                                                                 ------------
Transport - Marine (0.18%)
Arlington Tankers Ltd                                                 20,540             548
International Shipholding Corp (b)                                     8,700             202
                                                                                 ------------
                                                                                         750
                                                                                 ------------
Transport - Rail (0.02%)
Providence and Worcester Railroad Co                                   3,600              71
                                                                                 ------------

Transport - Services (0.43%)
Bristow Group Inc (a)(b)                                              41,900           1,575
PHI Inc (a)(b)                                                         9,400             251
                                                                                 ------------
                                                                                       1,826
                                                                                 ------------
Transport - Truck (0.84%)
Arkansas Best Corp                                                    17,600             694
Covenant Transport Inc (b)                                               600               6
Forward Air Corp (a)                                                  16,575             506
Frozen Food Express Industries (a)                                    31,900             263
Marten Transport Ltd (b)                                              17,850             322
PAM Transportation Services (a)(b)                                    14,700             280
Saia Inc (b)                                                           6,489             182
USA Truck Inc (a)(b)                                                   7,600             118
Werner Enterprises Inc (a)                                            61,000           1,154
                                                                                 ------------
                                                                                       3,525
                                                                                 ------------
Travel Services (0.01%)
Ambassadors International Inc (a)                                        549              22
                                                                                 ------------

Vitamins & Nutrition Products (0.05%)
Natrol Inc (b)                                                        10,500              33
Natural Alternatives International Inc (b)                             3,300              26
Natural Health Trends Corp (b)                                           600               2
Omega Protein Corp (a)(b)                                             23,600             167
                                                                                 ------------
                                                                                         228
                                                                                 ------------
Water (0.27%)
Connecticut Water Service Inc                                          6,472             157
Pico Holdings Inc (a)(b)                                              22,300             996
                                                                                 ------------
                                                                                       1,153
                                                                                 ------------
Web Hosting & Design (0.02%)
Web.com Inc (b)                                                       16,808              72
                                                                                 ------------

Wire & Cable Products (0.30%)
General Cable Corp (b)                                                21,775           1,251
                                                                                 ------------

Wireless Equipment (0.22%)
CalAmp Corp (b)                                                       40,700             339
Carrier Access Corp (a)(b)                                            12,600              61
EFJ Inc (a)(b)                                                         7,300              42
EMS Technologies Inc (a)(b)                                           12,600             237
EndWave Corp (a)(b)                                                    9,500              97
Glenayre Technologies Inc (b)                                         31,300              66
Remec Inc                                                             19,322              29
Telular Corp (b)                                                      10,000              36

Wireless Equipment
Wireless Facilities Inc (b)                                           35,400              41
                                                                                 ------------
                                                                                         948
                                                                                 ------------
TOTAL COMMON STOCKS                                                           $      421,000
                                                                                 ------------
MONEY MARKET FUNDS (32.93%)
Money Center Banks (32.93%)
BNY Institutional Cash Reserve Fund (e)                              138,661         138,661
                                                                                 ------------
TOTAL MONEY MARKET FUNDS                                                      $      138,661
                                                                                 ------------
Total Investments                                                             $      559,661
Liabilities in Excess of Other Assets, Net - (32.90)%                              (138,543)
                                                                                 ------------
TOTAL NET ASSETS - 100.00%                                                    $      421,118
                                                                                 ============
                                                                                 ------------

                                                                                 ============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $110 or 0.03% of net assets.

(d)  Security is Illiquid

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            68,830
Unrealized Depreciation                                        (24,156)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                       44,674
Cost for federal income tax purposes                            514,987
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- -----------------
Sector                                                          Percent
--------------------- -------------------------------- -----------------
Financial                                                        53.72%
Consumer, Cyclical                                               19.32%
Consumer,                                                        13.43%
Non-cyclical
Industrial                                                       13.02%
Communications                                                   10.21%
Technology                                                        9.69%
Basic Materials                                                   6.34%
Energy                                                            4.78%
Utilities                                                         1.47%
Exchange Traded                                                   0.71%
Funds
Diversified                                                       0.21%
Liabilities in                                                (-32.90%)
Excess of Other
Assets, Net
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================



Schedule of Investments

April 30, 2007 (unaudited)
Preferred Securities Fund

                                                              Shares Held             Value (000's)
PREFERRED STOCKS (63.85%)
Building - Residential & Commercial (0.43%)
Pulte Homes Inc (a)                                                 112,100  $         2,842
                                                                                -------------

Cable TV (1.68%)
Comcast Corp - Series B                                             123,300            3,181
Comcast Corp (a)                                                    302,745            7,856
                                                                                -------------
                                                                                      11,037
                                                                                -------------
Commercial Banks (4.35%)
ASBC Capital I                                                       19,800              501
Banco Santander Central Hispano SA                                  186,526            4,756
BancorpSouth Capital Trust I                                         49,800            1,262
Banesto Holdings (b)(c)                                              11,700              355
Banknorth Capital Trust II                                           36,300              916
Chittenden Capital Trust I                                           20,400              521
Citizens Funding Trust I                                            132,500            3,423
Compass Capital III                                                  67,100            1,691
HSBC Holdings PLC                                                   106,818            2,707
Provident Financial Group Inc                                        48,300            1,248
Royal Bank of Scotland Group PLC - Series L                          60,000            1,441
Royal Bank of Scotland Group PLC - Series N                         151,732            3,851
Royal Bank of Scotland Group PLC - Series Q (a)                     224,400            5,848
                                                                                -------------
                                                                                      28,520
                                                                                -------------
Diversified Financial Services (3.18%)
Citigroup Capital VII                                                53,500            1,360
Citigroup Capital VIII                                              185,830            4,701
Citigroup Capital XI                                                 76,600            1,880
Citigroup Capital XIV                                                 2,500               65
General Electric Capital Corp  5.875%                                92,996            2,297
General Electric Capital Corp  6.000% (a)(d)                        311,200            7,755
General Electric Capital Corp  6.050%                               100,000            2,510
General Electric Capital Corp  6.100%                                 9,600              241
                                                                                -------------
                                                                                      20,809
                                                                                -------------
Electric - Integrated (3.82%)
Alabama Power Co Series 07-B (d)                                    177,508            4,329
Alabama Power Co Series GG                                              800               20
Alabama Power Co Series II                                          371,600            9,179
Alabama Power Co Series JJ                                           17,900              463
Consolidated Edison Inc                                               2,300               58
Dte Energy Trust I                                                   18,800              473
Entergy Louisiana LLC                                                57,400            1,449
Entergy Mississippi Inc 6.00%                                         5,800              143
Entergy Mississippi Inc 7.25%                                        44,000            1,124
Georgia Power Capital Trust V                                         1,800               45
Georgia Power Capital Trust VII                                       4,200              101
Georgia Power Co  5.70%                                              10,900              270
Georgia Power Co  5.75%                                              11,200              265
Georgia Power Co  5.90%                                              64,200            1,563
Georgia Power Co  6.00% - Series R                                    6,300              157
Gulf Power Co                                                         2,900               70
Mississippi Power Co                                                 32,600              784
Northern States Power-Minnesota                                       6,200              159

Electric - Integrated
PPL Energy Supply LLC                                               155,700            4,028
Southern Co Capital Trust VI                                          3,000               76
Virginia Power Capital Trust II                                       9,900              249
                                                                                -------------
                                                                                      25,005
                                                                                -------------
Fiduciary Banks (0.36%)
BNY Capital V                                                        95,300            2,346
                                                                                -------------

Finance - Consumer Loans (0.68%)
HSBC Finance Corp  6.875%                                           129,269            3,290
SLM Corp                                                             54,458            1,162
                                                                                -------------
                                                                                       4,452
                                                                                -------------
Finance - Credit Card (0.37%)
Capital One Capital II                                               91,500            2,413
                                                                                -------------

Finance - Investment Banker & Broker (3.68%)
JP Morgan Chase Capital XI                                           26,200              633
Lehman Brothers Holdings Capital Trust III                          127,228            3,192
Lehman Brothers Holdings Capital Trust IV                            18,000              446
Lehman Brothers Holdings Capital Trust VI                            56,657            1,394
Lehman Brothers Holdings Inc                                         58,500            1,523
Merrill Lynch Preferred Capital Trust III                            67,100            1,704
Merrill Lynch Preferred Capital Trust IV                             88,400            2,259
Merrill Lynch Preferred Capital Trust V                             134,694            3,463
Morgan Stanley Capital Trust II                                      75,400            1,892
Morgan Stanley Capital Trust III                                      3,600               89
Morgan Stanley Capital Trust IV                                      27,100              668
Morgan Stanley Capital Trust V                                       32,900              780
Morgan Stanley Capital Trust VI                                     227,100            5,746
Morgan Stanley Capital Trust VII                                     12,200              309
                                                                                -------------
                                                                                      24,098
                                                                                -------------
Finance - Mortgage Loan/Banker (2.04%)
Countrywide Capital 7.00%                                           406,852           10,049
Countrywide Financial Corp                                          133,900            3,314
                                                                                -------------
                                                                                      13,363
                                                                                -------------
Finance - Other Services (1.35%)
ABN AMRO Capital Funding Trust V                                    165,400            3,993
ABN AMRO Capital Funding Trust VII                                  161,000            4,006
National Rural Utilities Cooperative Finance Corp  5.950%             7,100              170
National Rural Utilities Cooperative Finance Corp  6.100%             4,200              102
National Rural Utilities Cooperative Finance Corp  7.400%            22,600              565
                                                                                -------------
                                                                                       8,836
                                                                                -------------
Financial Guarantee Insurance (0.69%)
AMBAC Financial Group Inc  5.875%                                    55,500            1,337
AMBAC Financial Group Inc  5.950%                                    63,100            1,528
Financial Security Assurance Holdings Ltd  6.250%                    65,325            1,615
Financial Security Assurance Holdings Ltd  6.875%                     1,200               30
                                                                                -------------
                                                                                       4,510
                                                                                -------------
Investment Companies (0.30%)
Allied Capital Corp (d)                                              79,608            1,989
                                                                                -------------

Life & Health Insurance (2.79%)
Delphi Financial Group                                               41,400            1,054
Lincoln National Capital VI                                         124,437            3,144
PLC Capital Trust IV                                                 33,900              856
PLC Capital Trust V                                                  13,900              338
Protective Life Corp                                                397,600           10,298

Life & Health Insurance
Prudential PLC  6.50% (a)                                             9,917              255
Prudential PLC  6.75%                                                91,800            2,360
                                                                                -------------
                                                                                      18,305
                                                                                -------------
Money Center Banks (1.75%)
S Finance (d)                                                       279,848            7,110
Santander Finance Preferred SA Uniperso 6.50% (c)                   175,000            4,364
                                                                                -------------
                                                                                      11,474
                                                                                -------------
Mortgage Banks (0.13%)
Abbey National PLC  7.375%; Series C                                 34,000              863
                                                                                -------------

Multi-Line Insurance (4.09%)
ACE Ltd                                                             296,450            7,640
Aegon NV  6.375%                                                    386,565           10,039
ING Groep NV 7.05%                                                  206,238            5,235
ING Groep NV 7.20%                                                   72,600            1,846
Metlife Inc  6.500%                                                  10,000              263
XL Capital Ltd  7.625%                                               50,500            1,281
XL Capital Ltd  8.000%                                               18,375              466
                                                                                -------------
                                                                                      26,770
                                                                                -------------
Multimedia (0.73%)
Viacom Inc (a)                                                      189,200            4,753
                                                                                -------------

Oil Company - Exploration & Production (0.28%)
Nexen Inc                                                            71,100            1,809
                                                                                -------------

Pipelines (0.41%)
Dominion CNG Capital Trust I                                         86,600            2,174
TransCanada Pipelines Ltd                                            19,200              499
                                                                                -------------
                                                                                       2,673
                                                                                -------------
Property & Casualty Insurance (2.33%)
Arch Capital Group Ltd  7.875%                                       18,100              477
Arch Capital Group Ltd  8.000%                                      212,000            5,650
Berkley W R Capital Trust                                           207,300            5,216
Markel Corp                                                         148,600            3,896
                                                                                -------------
                                                                                      15,239
                                                                                -------------
Regional Banks (9.84%)
BAC Capital Trust I                                                  57,200            1,447
BAC Capital Trust II                                                100,000            2,507
BAC Capital Trust III                                                10,200              260
BAC Capital Trust VIII                                               18,400              453
BAC Capital Trust X                                                 278,700            6,954
BAC Capital Trust XII                                               210,500            5,465
Bank One Capital VI                                                  43,500            1,102
Fleet Capital Trust VIII                                             16,600              421
KeyCorp Capital IX                                                   42,300            1,079
KeyCorp Capital VIII                                                281,000            7,320
National City Capital Trust II                                      439,900           11,081
PNC Capital Trust D                                                 117,600            2,899
Union Planter Preferred Funding Corp (c)(d)                              10            1,102
USB Capital VI                                                      101,700            2,430
USB Capital VII                                                      58,800            1,418
USB Capital XI                                                        4,592              117
Wachovia Capital Trust IV (d)                                        35,700              900
Wachovia Corp                                                       360,300           10,085
Wells Fargo Capital IV                                               97,600            2,478
Wells Fargo Capital IX                                               94,900            2,267

Regional Banks
Wells Fargo Capital VII                                             111,500            2,697
                                                                                -------------
                                                                                      64,482
                                                                                -------------
Reinsurance (3.26%)
Everest Re Capital Trust 6.20%                                      154,819            3,754
Everest Re Capital Trust 7.85%                                      159,600            4,017
PartnerRe Ltd - Series C (a)                                        123,300            3,136
PartnerRe Ltd - Series D                                            155,066            3,940
RenaissanceRe Holdings Ltd - Series B                                39,000              991
RenaissanceRe Holdings Ltd - Series C                                19,135              454
RenaissanceRe Holdings Ltd - Series D                               205,600            5,031
                                                                                -------------
                                                                                      21,323
                                                                                -------------
REITS - Apartments (0.31%)
AvalonBay Communities Inc                                            16,100              429
BRE Properties Inc - Series B                                         6,800              172
BRE Properties Inc - Series C                                        10,177              255
BRE Properties Inc - Series D                                        12,876              322
Equity Residential                                                   28,500              720
UDR Inc; 8.6000%                                                      5,200              132
                                                                                -------------
                                                                                       2,030
                                                                                -------------
REITS - Diversified (3.31%)
Duke Realty Corp - Series B (d)                                      10,000              499
Duke Realty Corp - Series L (a)                                      46,100            1,172
Duke Realty Corp - Series M                                         250,411            6,421
Duke Realty Corp - Series N                                         139,132            3,638
PS Business Parks Inc - Series H                                      1,400               35
PS Business Parks Inc - Series I                                     95,000            2,375
PS Business Parks Inc - Series K                                    118,600            3,143
PS Business Parks Inc - Series L                                      2,400               62
PS Business Parks Inc - Series P                                      2,500               62
Vornado Realty Trust - Series F                                      25,448              639
Vornado Realty Trust - Series G                                      82,700            2,061
Vornado Realty Trust - Series H                                      21,300              534
Vornado Realty Trust - Series I                                      41,600            1,035
                                                                                -------------
                                                                                      21,676
                                                                                -------------
REITS - Office Property (1.48%)
HRPT Properties Trust - Series B                                    102,103            2,577
HRPT Properties Trust - Series C                                    278,300            7,111
                                                                                -------------
                                                                                       9,688
                                                                                -------------
REITS - Shopping Centers (1.30%)
Developers Diversified Realty Corp  7.375%                           18,800              479
Developers Diversified Realty Corp  7.500%                            7,700              197
Developers Diversified Realty Corp  8.000%                          128,700            3,308
Regency Centers Corp  6.70%                                         133,000            3,338
Regency Centers Corp  7.25%                                          37,800              966
Regency Centers Corp  7.45%                                           6,500              165
Weingarten Realty Investors (a)                                       2,800               72
                                                                                -------------
                                                                                       8,525
                                                                                -------------
REITS - Single Tenant (0.28%)
Realty Income Corp  Series D                                         61,700            1,579
Realty Income Corp  Series E                                         10,300              265
                                                                                -------------
                                                                                       1,844
                                                                                -------------
REITS - Storage (2.23%)
Public Storage Inc  6.450%; Series F                                 93,500            2,271
Public Storage Inc  6.450%; Seriex X                                 77,200            1,913
Public Storage Inc  6.600%; Series C                                    400               10
Public Storage Inc  6.625%; Series M                                 21,300              528

REITS - Storage
Public Storage Inc  6.750%; Series E                                 15,728              396
Public Storage Inc  6.750%; Series L                                 89,100            2,269
Public Storage Inc  7.125%; Series B                                  3,200               81
Public Storage Inc  7.250%; Series I                                 37,700              975
Public Storage Inc  7.250%; Series K                                106,933            2,766
Public Storage Inc  7.625%; Series T                                 38,100              966
Public Storage Inc; 6.850%; Series Y                                 98,900            2,466
                                                                                -------------
                                                                                      14,641
                                                                                -------------
REITS - Warehouse & Industrial (3.06%)
AMB Property Corp; Series L                                         189,800            4,737
AMB Property Corp; Series M                                          52,800            1,333
AMB Property Corp; Series O                                          19,100              488
AMB Property Corp; Series P                                         163,200            4,105
First Industrial Realty Trust Inc - Series C                        127,000            3,244
First Industrial Realty Trust Inc - Series J                        146,100            3,733
Prologis - Series F                                                   1,400               36
Prologis - Series G                                                  93,600            2,364
                                                                                -------------
                                                                                      20,040
                                                                                -------------
Sovereign Agency (0.09%)
Tennessee Valley Authority - Series D                                26,200              620
                                                                                -------------

Special Purpose Entity (1.51%)
Citigroup Capital XVII (d)                                           51,000            1,272
Corporate-Backed Trust Certificates - Series BMY                     14,100              352
Corporate-Backed Trust Certificates - Series VZ                      22,200              573
Corporate-Backed Trust Certificates - Series WM                       7,200              186
Corporate-Backed Trust Certificates - Series WM                       3,500               90
CORTS Trust for Bellsouth Telecommunication                          28,400              709
CORTS Trust for Bristol Meyers Squibb                                 2,000               51
CORTS Trust for Chrysler                                             12,100              307
CORTS Trust for First Union Institutional Capital I  8.20%            9,000              249
CORTS Trust for Goldman Sachs Capital I                              13,900              335
CORTS Trust for IBM - Series IV                                         700               18
CORTS Trust for IBM - Series VI                                       2,800               70
CORTS Trust for Safeco Capital Trust I 8.375%                        10,800              298
CORTS Trust for Safeco Capital Trust I 8.750% (d)                     2,400               69
CORTS Trust for SunAmerica                                            3,200               81
CORTS Trust for Verizon Global Funding  6.250%                        1,300               33
CORTS Trust for Verizon Global Funding  7.375%                       14,300              369
JPMorgan Chase Capital XIX                                           37,700              970
PreferredPlus Trust GSC-3                                            11,000              262
PreferredPlus Trust MSD-1                                            57,650            1,452
SATURNS - Series CSFB; 6.25%                                         10,900              275
SATURNS - Series CSFB; 7.00%                                         20,100              513
SATURNS - Series GS; 5.750%                                          18,700              436
SATURNS - Series GS4; 6.000%                                          4,600              110
SATURNS - Series GS6; 6.000%                                          7,700              185
SATURNS - Series SAFC Capital; 8.25%                                  2,000               51
SATURNS - Series SAFC Debenture; 8.25%                                8,200              210
Trust Certificates Series 2001-2                                     14,700              378
                                                                                -------------
                                                                                       9,904
                                                                                -------------
Telecommunication Services (0.36%)
Centaur Funding Corp (c)                                              2,000            2,357
                                                                                -------------

Telephone - Integrated (0.59%)
AT&T Inc 6.375%                                                       6,500              163
AT&T Inc 7.000%                                                      44,200            1,122

Telephone - Integrated
Verizon New England Inc                                             104,378            2,609
                                                                                -------------
                                                                                       3,894
                                                                                -------------
Television (0.79%)
CBS Corp  6.75% (d)                                                  65,600            1,628
CBS Corp  7.25%                                                     141,400            3,566
                                                                                -------------
                                                                                       5,194
                                                                                -------------
TOTAL PREFERRED STOCKS                                                       $       418,324
                                                                                -------------
                                                               Principal
                                                            Amount (000's)       Value (000's)
BONDS (31.43%)
Agricultural Operations (0.31%)
Agfirst Farm Credit Bank
      7.30%, 12/15/2008 (c)                                           2,000            2,010
                                                                                -------------

Commercial Banks (8.93%)
Banknorth Capital Trust I
      10.52%, 5/ 1/2027                                               1,000            1,056
Banponce Trust I
      8.33%, 2/ 1/2027                                                2,000            2,086
Barclays Bank PLC
      6.28%, 12/15/2034                                              11,300           11,009
BNP Paribas
      5.19%, 3/29/2049 (a)(c)(e)                                      3,000            2,891
BNP Paribas Capital Trust V
      7.20%, 9/30/2049                                                1,900            1,905
BOI Capital Funding No. 3
      6.11%, 2/ 4/2016 (a)(c)(e)                                      5,000            4,899
Caisse Nationale des Caisses
      6.75%, 1/27/2049                                                1,500            1,543
CBA Capital Trust I
      5.81%, 12/31/2049 (a)(c)                                        7,000            7,060
Centura Capital Trust I
      8.85%, 6/ 1/2027 (c)                                            3,000            3,140
First Empire Capital Trust I
      8.23%, 2/ 1/2027                                                1,500            1,564
First Hawaiian Capital I
      8.34%, 7/ 1/2027                                                5,000            5,224
HBOS PLC
      6.41%, 10/ 1/2035 (c)(e)                                        4,500            4,418
North Fork Capital Trust II
      8.00%, 12/15/2027                                               3,450            3,626
Popular North America Capital Trust I
      6.56%, 9/15/2034                                                1,000              963
Royal Bank of Scotland Group PLC - 7.648%
      7.65%, 8/29/2049                                                1,200            1,400
Shinsei Finance II
      7.16%, 7/25/2046 (c)(e)                                         2,200            2,245
Swedbank AB
      9.00%, 12/29/2049 (c)(e)                                        2,000            2,187
Westpac Capital Trust III
      5.82%, 9/30/2013 (c)                                            1,300            1,313
                                                                                -------------
                                                                                      58,529
                                                                                -------------
Finance - Investment Banker & Broker (1.21%)
Goldman Sachs Group Inc/The
      6.35%, 2/15/2034                                                  500              505

Finance - Investment Banker & Broker
JP Morgan Chase Capital XVIII
      6.95%, 8/17/2036                                                6,900            7,385
                                                                                -------------
                                                                                       7,890
                                                                                -------------
Investment Management & Advisory Services (0.13%)
Dresdner Bank
      5.81%, 6/29/2049 (e)                                            1,000              841
                                                                                -------------

Life & Health Insurance (1.73%)
Great West Life & Annuity Insurance Co
      7.15%, 5/16/2046 (c)(e)                                         6,000            6,336
Prudential PLC
      6.50%, 6/29/2049                                                5,000            5,021
                                                                                -------------
                                                                                      11,357
                                                                                -------------
Money Center Banks (5.91%)
ABN Amro North American Holding Capital
      6.52%, 11/ 8/2012 (c)(e)                                        9,600           10,071
BankAmerica Institutional
      8.07%, 12/31/2026 (c)                                             500              521
BBVA International Preferred SA Unipers
      5.92%, 4/18/2047 (a)(c)(e)                                      7,600            7,504
BCI US Funding Trust
      8.01%, 7/15/2008 (c)                                            2,830            2,912
DBS Capital Funding Corp
      7.66%, 3/15/2049 (c)                                            1,500            1,625
Dresdner Funding Trust I
      8.15%, 6/30/2031 (c)                                            4,200            5,077
KBC Bank Funding Trust III
      9.86%, 11/29/2049 (c)(e)                                        2,700            2,985
Lloyds TSB Bank
      6.90%, 11/29/2049 (a)                                           7,990            8,024
                                                                                -------------
                                                                                      38,719
                                                                                -------------
Multi-Line Insurance (3.12%)
AXA SA
      6.46%, 12/14/2018 (a)(c)(e)                                     6,000            5,929
MetLife Inc
      6.40%, 12/15/2036 (e)                                           2,000            1,996
USF&G Capital III
      8.31%, 7/ 1/2046 (c)                                            3,000            3,650
XL Capital Ltd  6.500%
      6.50%, 12/31/2049 (e)                                           9,000            8,883
                                                                                -------------
                                                                                      20,458
                                                                                -------------
Mutual Insurance (0.48%)
Oil Insurance Ltd
      7.56%, 12/29/2049 (c)(e)                                        3,000            3,149
                                                                                -------------

Real Estate Magagement & Services (0.15%)
Socgen Real Estate Co LLC
      7.64%, 12/31/2049 (c)(e)                                        1,000            1,009
                                                                                -------------

Regional Banks (2.24%)
KeyCorp Capital II
      6.88%, 3/17/2029                                                5,000            5,238
PNC Preferred Funding Trust I
      6.52%, 12/31/2049 (a)(c)(e)                                     2,500            2,586
Union Planters Capital Trust A
      8.20%, 12/15/2026                                               3,000            3,119

Regional Banks
Wells Fargo Capital X
      5.95%, 12/15/2036                                               3,800            3,720
                                                                                -------------
                                                                                      14,663
                                                                                -------------
Savings & Loans - Thrifts (2.54%)
Dime Capital Trust I
      9.33%, 5/ 6/2027                                                2,500            2,625
Washington Mutual Preferred Funding Cayman
      7.25%, 3/29/2049 (a)(c)                                         9,900            9,938
Washington Mutual Preferred Funding II
      6.67%, 12/15/2046 (a)(c)(e)                                     4,100            4,087
                                                                                -------------
                                                                                      16,650
                                                                                -------------
Special Purpose Entity (3.26%)
BankBoston Capital Trust II
      7.75%, 12/15/2026                                               1,000            1,040
CA Preferred Trust
      7.00%, 10/30/2048 (a)                                           7,300            7,437
Capital One Capital IV
      6.75%, 2/17/2037 (a)                                            2,000            1,951
ILFC E-Capital Trust II
      6.25%, 12/21/2065 (c)(e)                                        2,000            2,049
Mangrove Bay Pass-Through Trust
      6.10%, 7/15/2033 (c)                                            2,250            2,210
Old Mutual Capital Funding
      8.00%, 5/29/2049                                                3,000            3,122
QBE Capital Funding II LP
      6.80%, 6/ 1/2049 (c)(e)(f)                                      3,500            3,530
                                                                                -------------
                                                                                      21,339
                                                                                -------------
Tools - Hand Held (1.02%)
Stanley Works Capital Trust I
      5.90%, 12/ 1/2045 (e)                                           7,000            6,668
                                                                                -------------

Transport - Rail (0.40%)
BNSF Funding Trust I
      6.61%, 12/15/2055 (e)                                           2,750            2,628
                                                                                -------------
TOTAL BONDS                                                                  $       205,910
                                                                                -------------
MONEY MARKET FUNDS (9.90%)
Money Center Banks (9.90%)
BNY Institutional Cash Reserve Fund (g)                              64,876           64,876
                                                                                -------------
TOTAL MONEY MARKET FUNDS                                                     $        64,876
                                                                                -------------
Total Investments                                                            $       689,110
Liabilities in Excess of Other Assets, Net - (5.18)%                                (33,964)
                                                                                -------------
TOTAL NET ASSETS - 100.00%                                                   $       655,146
                                                                                =============
                                                                                -------------

                                                                                =============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security is Illiquid

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $113,509 or 17.33% of net assets.

(d)  Non-Income Producing Security

(e)  Variable Rate

(f)  Security purchased on a when-issued basis.

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $             9,847
Unrealized Depreciation                                    (6,816)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)                   3,031
Cost for federal income tax purposes                       684,856
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -----------------------
Sector                               Percent
--------------------- -----------------------
Financial                             94.27%
Communications                         4.16%
Utilities                              3.82%
Industrial                             1.42%
Energy                                 0.68%
Consumer, Cyclical                     0.43%
Consumer,                              0.31%
Non-cyclical
Government                             0.09%
Liabilities in                      (-5.18%)
Excess of Other
Assets, Net
                               --------------
TOTAL NET ASSETS                     100.00%
                               ==============



Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2010 Fund

                                           Shares Held        Value (000's)

INVESTMENT COMPANIES (99.60%)
Principal Investors Fund, Inc.
Institutional Class (99.60%)
Bond & Mortgage Securities Fund (a)           37,317,407  $        399,296
Disciplined LargeCap Blend Fund (a)            7,996,264           135,297
High Yield Fund II (a)                         2,709,080            24,030
Inflation Protection Fund (a)                  5,262,292            50,307
International Emerging Markets Fund (a)        1,137,210            31,751
International Growth Fund (a)                  8,975,798           124,046
LargeCap Growth Fund (a)                       6,521,331            54,062
LargeCap Value Fund (a)                        2,831,517            37,999
Partners International Fund (a)                4,204,550            70,468
Partners LargeCap Blend Fund I (a)             7,041,746            71,896
Partners LargeCap Growth Fund I (a)            6,733,567            58,515
Partners LargeCap Value Fund (a)               2,342,799            37,602
Partners LargeCap Value Fund I (a)             2,593,192            38,016
Partners SmallCap Growth Fund III (a)(b)       1,735,013            21,132
Preferred Securities Fund (a)                  9,027,233            96,862
Real Estate Securities Fund (a)                3,365,496            89,926
SmallCap S&P 600 Index Fund (a)                1,849,298            34,841
SmallCap Value Fund (a)                        1,109,931            21,177
Ultra Short Bond Fund (a)                      5,025,500            50,406
                                                             --------------
                                                                 1,447,629
                                                             --------------
TOTAL INVESTMENT COMPANIES                                $      1,447,629
                                                             --------------
Total Investments                                         $      1,447,629
Other Assets in Excess of
   Liabilities, Net - 0.40%                                          5,873
                                                             --------------
TOTAL NET ASSETS - 100.00%                                $      1,453,502
                                                             ==============
                                                             --------------

                                                             ==============

(a)  Affiliated Security

(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           128,107
Unrealized Depreciation                                         (3,781)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                      124,326
Cost for federal income tax purposes                          1,323,303
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- -----------------
Fund Type                                                       Percent
--------------------- -------------------------------- -----------------
Fixed Income Funds                                               42.72%
Domestic Equity                                                  41.31%
Funds
International                                                    15.57%
Equity Funds
Other Assets in                                                   0.40%
Excess of
Liabilities, Net
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================


Affiliated Securities

                 October 31, 2006           Purchases                 Sales           April 30, 2007
                      ------------   -----------------------   ---------------    --------------
                        Shares       Cost (000)      Shares       Cost (000)    Shares      Proceeds (000)    Shares      Cost (000)
                      ------------   ----------- -----------   -----------    -----------  -------------- -------------  -----------
Bond & Mortgage        32,261,516   $   344,546   7,121,118  $     76,347      2,065,227  $       22,063    37,317,407   $   398,831
Securities
   Fund

Disciplined             6,931,290        96,472   1,073,530        17,486          8,556             139     7,996,264       113,819
LargeCap Blend
   Fund

High Yield Fund II              -             -   2,711,408        23,894          2,328              21     2,709,080        23,873
Inflation                 923,703         8,853   4,373,714        41,627         35,125             332     5,262,292        50,148
Protection Fund
International             302,245         7,167     842,917        21,715          7,952             205     1,137,210        28,677
Emerging Markets
   Fund

International           4,800,501        48,906   4,194,687        54,338         19,390             249     8,975,798       102,995
Growth Fund
LargeCap Growth Fund    5,682,761        37,726     846,414         6,814          7,844              63     6,521,331        44,477
LargeCap Value Fund     2,484,878        26,998     348,106         4,513          1,467              20     2,831,517        31,491
Partners                  946,594        14,216   3,282,177        51,443         24,221             378     4,204,550        65,281
International Fund
Partners LargeCap       1,100,227        10,226   5,993,847        58,775         52,328             510     7,041,746        68,491
Blend Fund I
Partners LargeCap       1,504,561        12,226   5,261,117        44,123         32,111             267     6,733,567        56,082
Growth
   Fund I

Partners LargeCap       3,314,722        24,890     146,529         1,238      3,461,251          29,845             -             -
Growth
   Fund II

Partners LargeCap       3,382,608        42,166     332,350         5,145      1,372,159          21,020     2,342,799        27,973
Value Fund
Partners LargeCap         596,502         7,981   2,011,679        28,059         14,989             208     2,593,192        35,832
Value Fund I
Partners SmallCap         441,603         5,422   1,308,564        15,722         15,154             176     1,735,013        20,967
Growth
   Fund III

Preferred               9,176,295        98,483     828,381         8,882        977,443          10,549     9,027,233        96,820
Securities Fund
Real Estate             3,410,267        59,946     535,422        14,349        580,193          16,050     3,365,496        59,476
Securities Fund
SmallCap S&P 600        2,094,783        30,439     249,752         4,597        495,237           9,018     1,849,298        26,234
Index Fund
SmallCap Value Fund       312,204         5,794     807,053        15,422          9,326             176     1,109,931        21,040
Ultra Short Bond        9,186,820        92,325     510,351         5,123      4,671,671          47,025     5,025,500        50,492
Fund
                                     -----------               -----------                 --------------                -----------
                                    $   974,782              $    499,612                 $      158,314                 $ 1,322,999
                                     ===========               ===========                 ==============                ===========

                            Income Distribution from     Realized Gain/Loss     Realized Gain/Loss from
                           Other Investment Companies      on Investments           Other Investment
                                     000's                      000's                  Companies
                                                                                         000's
                           --------------------            ---------------        --------------

Bond & Mortgage           $              9,119            $             1        $            -
Securities
   Fund

Disciplined                              1,356                          -                 2,625
LargeCap Blend
   Fund

High Yield Fund II                         381                          -                     -
Inflation                                  795                          -                     -
Protection Fund
International                              822                          -                   287
Emerging Markets
   Fund

International                            3,533                          -                 4,339
Growth Fund
LargeCap Growth Fund                       328                          -                   572
LargeCap Value Fund                        587                          -                 1,501
Partners                                 1,173                          -                 1,387
International Fund
Partners LargeCap                          243                          -                     -
Blend Fund I
Partners LargeCap                          344                          -                 1,050
Growth
   Fund I

Partners LargeCap                          678                      3,717                   560
Growth
   Fund II

Partners LargeCap                          728                      1,682                 1,993
Value Fund
Partners LargeCap                          230                          -                   277
Value Fund I
Partners SmallCap                          633                         -1                   124
Growth
   Fund III

Preferred                                2,636                          4                     -
Securities Fund
Real Estate                                559                      1,231                 6,698
Securities Fund
SmallCap S&P 600                           616                        216                 1,743
Index Fund
SmallCap Value Fund                        311                          -                   174
Ultra Short Bond                         1,674                         69                    12
Fund
                           --------------------            ---------------        --------------
                          $             26,746            $         6,919        $       23,342
                           ====================            ===============        ==============

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2020 Fund

                                         Shares Held          Value (000's)
INVESTMENT COMPANIES (99.58%)
Principal Investors Fund, Inc.
Institutional Class (99.58%)
Bond & Mortgage Securities Fund (a)           55,171,723   $      590,337
Disciplined LargeCap Blend Fund (a)           18,869,071          319,265
High Yield Fund II (a)                         6,990,891           62,009
International Emerging Markets Fund (a)        3,023,036           84,403
International Growth Fund (a)                 22,365,766          309,095
LargeCap Growth Fund (a)                      15,337,498          127,148
LargeCap Value Fund (a)                        6,727,679           90,285
Partners International Fund (a)                9,933,455          166,485
Partners LargeCap Blend Fund I (a)            16,182,041          165,219
Partners LargeCap Growth Fund I (a)           17,516,174          152,216
Partners LargeCap Value Fund (a)               5,817,795           93,376
Partners LargeCap Value Fund I (a)             6,393,858           93,734
Partners MidCap Growth Fund (a)(b)             3,499,336           36,183
Partners MidCap Value Fund I (a)               2,193,156           33,489
Partners SmallCap Growth Fund III (a)(b)       4,196,945           51,119
Preferred Securities Fund (a)                 14,770,561          158,488
Real Estate Securities Fund (a)                5,349,157          142,929
SmallCap S&P 600 Index Fund (a)                3,204,558           60,374
SmallCap Value Fund (a)                        2,669,086           50,926
                                                              ------------
                                                                2,787,080
                                                              ------------
TOTAL INVESTMENT COMPANIES                                 $    2,787,080
                                                              ------------
Total Investments                                          $    2,787,080
Other Assets in Excess of Liabilities, Net - 0.42%                 11,758
                                                              ------------
TOTAL NET ASSETS - 100.00%                                 $    2,798,838
                                                              ============
                                                              ------------

                                                              ============

(a)         Affiliated Security
(b)         Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $          281,082
Unrealized Depreciation                                                (5,288)
                                                               ----------------
Net Unrealized Appreciation (Depreciation)                             275,794
Cost for federal income tax purposes                                 2,511,286

All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- --------------------------------- ------ ----------------
Fund Type                                                              Percent
--------------------- --------------------------------- ------ ----------------
Domestic Equity                                                         50.60%
Funds
Fixed Income Funds                                                      28.97%
International                                                           20.01%
Equity Funds
Other Assets in                                                          0.42%
Excess of
Liabilities, Net
                                                               ----------------
TOTAL NET ASSETS                                                       100.00%
                                                               ================

Affiliated Securities

                    October 31, 2006          Purchases           Sales            April 30, 2007
                      ---------------  -----------------------  ------------    -------------------
                           Shares      Cost (000)  Shares       Cost (000)    Shares     Proceeds (000)    Shares        Cost (000)
                      ---------------  ----------  -----------  -----------  ---------   -------------   -------------  -----------
Bond & Mortgage           45,315,518  $  483,756   15,044,974  $   161,004   5,188,769  $      55,485      55,171,723  $   589,275
Securities
   Fund

Disciplined               19,051,862     266,736    2,068,490       33,734   2,251,281         36,001      18,869,071      266,091
LargeCap Blend
   Fund

High Yield Fund II                 -           -    6,990,891       61,601           -              -       6,990,891       61,601
International                794,912      18,856    2,265,142       57,576      37,018            942       3,023,036       75,491
Emerging Markets
   Fund

International             14,268,420     150,501    8,167,832      106,157      70,486            941      22,365,766      255,717
Growth Fund
LargeCap Growth Fund      14,292,690      96,316    1,438,510       11,606     393,702          3,000      15,337,498      104,918
LargeCap Value Fund        6,286,768      69,472      913,677       11,829     472,766          6,000       6,727,679       75,410
Partners                   1,984,659      29,808    8,029,429      125,230      80,633          1,255       9,933,455      153,784
International Fund
Partners LargeCap          3,504,317      32,543   12,795,025      124,738     117,301          1,120      16,182,041      156,161
Blend Fund I
Partners LargeCap          2,889,385      23,543   14,759,201      124,297     132,412          1,120      17,516,174      146,725
Growth
   Fund I

Partners LargeCap          8,488,405      65,130      379,166        3,203   8,867,571         76,374               -            -
Growth
   Fund II

Partners LargeCap          8,195,597     104,109      883,580       13,668   3,261,382         50,000       5,817,795       71,674
Value Fund
Partners LargeCap          1,412,615      18,934    5,045,809       70,083      64,566            896       6,393,858       88,122
Value Fund I
Partners MidCap              874,659       8,217    2,671,062       26,164      46,385            448       3,499,336       33,934
Growth Fund
Partners MidCap              595,798       8,217    1,628,454       23,366      31,096            448       2,193,156       31,135
Value Fund I
Partners SmallCap          2,528,923      28,072    1,688,767       20,217      20,745            270       4,196,945       48,019
Growth
   Fund III

Preferred                 17,126,196     183,757    1,536,792       16,493   3,892,427         42,000      14,770,561      158,209
Securities Fund
Real Estate                6,246,722     115,012      949,721       25,452   1,847,286         50,500       5,349,157       95,577
Securities Fund
SmallCap S&P 600           2,392,018      37,136      881,907       16,142      69,367          1,224       3,204,558       52,055
Index Fund
SmallCap Value Fund        1,659,944      27,574    1,020,579       19,361      11,437            225       2,669,086       46,711
                                       ----------               -----------              -------------                  -----------
                                      $1,767,689               $ 1,051,921              $     328,249                  $ 2,510,609
                                       ==========               ===========              =============                  ===========

                  Income Distribution from      Realized Gain/Loss      Realized Gain/Loss from
                 Other Investment Companies       on Investments            Other Investment
                           000's                       000's                   Companies
                                                                                 000's
                        ----------------      -----------------------  ------------------------

Bond & Mortgage        $         13,506      $              -        $               -
Securities
   Fund

Disciplined                       3,443                 1,622                    6,737
LargeCap Blend
   Fund

High Yield Fund II                  916                     -                        -
International                     1,966                     1                      698
Emerging Markets
   Fund

International                     9,907                     -                   12,178
Growth Fund
LargeCap Growth Fund                805                    -4                    1,423
LargeCap Value Fund               1,451                   109                    3,708
Partners                          2,250                     1                    2,698
International Fund
Partners LargeCap                   554                     -                        -
Blend Fund I
Partners LargeCap                   729                     5                    2,217
Growth
   Fund I

Partners LargeCap                 1,755                 8,041                    1,448
Growth
   Fund II

Partners LargeCap                 1,761                 3,897                    4,820
Value Fund
Partners LargeCap                   513                     1                      640
Value Fund I
Partners MidCap                      32                     1                      328
Growth Fund
Partners MidCap                     220                     -                      475
Value Fund I
Partners SmallCap                 2,749                     -                      540
Growth
   Fund III

Preferred                         4,613                   -41                        -
Securities Fund
Real Estate                         987                 5,613                   12,209
Securities Fund
SmallCap S&P 600                    828                     1                    2,305
Index Fund
SmallCap Value Fund               1,154                     1                      682
                        ----------------      ----------------          ---------------
                       $         50,139      $         19,248        $          53,106
                        ================      ================          ===============

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2030 Fund

                                         Shares Held           Value (000's)
INVESTMENT COMPANIES (99.71%)
Principal Investors Fund, Inc.
Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)           27,998,411   $       299,583
Disciplined LargeCap Blend Fund (a)           17,413,030           294,628
High Yield Fund II (a)                         6,610,431            58,635
International Emerging Markets Fund (a)        2,947,284            82,288
International Growth Fund (a)                 21,735,351           300,383
LargeCap Growth Fund (a)                      15,695,384           130,115
LargeCap Value Fund (a)                        6,994,621            93,868
Partners International Fund (a)                9,821,472           164,608
Partners LargeCap Blend Fund I (a)            14,894,038           152,068
Partners LargeCap Growth Fund I (a)           17,131,089           148,869
Partners LargeCap Value Fund (a)               5,600,734            89,892
Partners LargeCap Value Fund I (a)             6,441,132            94,427
Partners MidCap Growth Fund (a)(b)             3,675,076            38,000
Partners MidCap Value Fund I (a)               2,537,113            38,742
Partners SmallCap Growth Fund I (a)(b)         2,482,665            25,596
Partners SmallCap Growth Fund III (a)(b)       3,028,151            36,883
Partners SmallCap Value Fund I (a)             1,290,155            24,732
Preferred Securities Fund (a)                 10,178,678           109,217
Real Estate Securities Fund (a)                3,688,701            98,562
SmallCap S&P 600 Index Fund (a)                1,702,073            32,067
SmallCap Value Fund (a)                        1,930,069            36,826
                                                              -------------
                                                                 2,349,989
                                                              -------------
TOTAL INVESTMENT COMPANIES                                 $     2,349,989
                                                              -------------
Total Investments                                          $     2,349,989
Other Assets in Excess of
  Liabilities, Net - 0.29%                                           6,899
                                                              -------------
TOTAL NET ASSETS - 100.00%                                 $     2,356,888
                                                              =============
                                                              -------------

                                                              =============

(a)         Affiliated Security
(b)         Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $          267,650
Unrealized Depreciation                                           (2,902)
                                                          ----------------
Net Unrealized Appreciation (Depreciation)                        264,748
Cost for federal income tax purposes                            2,085,241
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------------- ----------------
Fund Type                                                         Percent
--------------------- ----------------------------------- ----------------
Domestic Equity                                                    56.66%
Funds
International                                                      23.22%
Equity Funds
Fixed Income Funds                                                 19.83%
Other Assets in                                                     0.29%
Excess of
Liabilities, Net
                                                          ----------------
TOTAL NET ASSETS                                                  100.00%
                                                          ================

Affiliated Securities

                    October 31, 2006          Purchases               Sales           April 30, 2007
                      -----------------------------------------------    --------------    ---------------
                          Shares         Cost (000)   Shares        Cost (000)     Shares  Proceeds (000)  Shares        Cost (000)
                      -------------- ------------   -----------   -----------------------  ------------   ------------   -----------
Bond & Mortgage          26,490,815  $   282,645     6,289,562  $      67,450  4,781,966  $     51,170     27,998,411   $   298,921
Securities
   Fund

Disciplined              17,682,412      246,222     2,186,208         35,615  2,455,590        38,999     17,413,030       244,434
LargeCap Blend
   Fund

High Yield Fund II                -            -     6,610,431         58,248          -             -      6,610,431        58,248
International               775,300       18,378     2,171,984         55,760          -             -      2,947,284        74,138
Emerging Markets
   Fund

International            14,995,161      157,682     6,984,489         90,441    244,299         3,000     21,735,351       245,120
Growth Fund
LargeCap Growth Fund     14,254,638       95,721     1,440,746         11,602          -             -     15,695,384       107,323
LargeCap Value Fund       6,419,477       70,611       923,384         11,941    348,240         4,500      6,994,621        78,205
Partners                  1,938,344       29,076     7,883,128        122,777          -             -      9,821,472       151,853
International Fund
Partners LargeCap         2,909,451       26,981    11,984,587        116,288          -             -     14,894,038       143,269
Blend Fund I
Partners LargeCap         3,222,569       26,180    13,908,520        116,950          -             1     17,131,089       143,129
Growth
   Fund I

Partners LargeCap         8,467,438       64,557       377,334          3,188  8,844,772        76,186              -             -
Growth
   Fund II

Partners LargeCap         8,246,213      103,760       853,993         13,193  3,499,472        53,500      5,600,734        67,670
Value Fund
Partners LargeCap         1,419,359       18,981     5,021,773         69,950          -             -      6,441,132        88,931
Value Fund I
Partners MidCap           1,090,051       10,236     2,585,025         25,331          -             -      3,675,076        35,567
Growth Fund
Partners MidCap             742,554       10,236     1,794,559         25,744          -             -      2,537,113        35,980
Value Fund I
Partners SmallCap           778,091        7,142     1,704,574         16,657          -             1      2,482,665        23,798
Growth
   Fund I

Partners SmallCap         2,546,236       27,917       481,915          5,770          -             -      3,028,151        33,687
Growth
   Fund III

Partners SmallCap           391,885        7,142       898,270         16,862          -             1      1,290,155        24,003
Value Fund I
Preferred                 9,405,757      100,532     1,188,709         12,776    415,788         4,500     10,178,678       108,807
Securities Fund
Real Estate               4,276,702       77,057       642,232         17,196  1,230,233        33,499      3,688,701        64,251
Securities Fund
SmallCap S&P 600          1,903,947       28,341       257,367          4,725    459,241         7,999      1,702,073        25,159
Index Fund
SmallCap Value Fund       1,696,703       27,670       233,366          4,438          -             -      1,930,069        32,108
                                     ------------                 ------------             ------------                  -----------
                                     $ 1,437,067                $     902,902             $    273,356                  $ 2,084,601
                                     ============                 ============             ============                  ===========

                            Income Distribution from       Realized Gain/Loss     Realized Gain/Loss from
                           Other Investment Companies        on Investments           Other Investment
                                     000's                        000's                  Companies
                                                                                           000's
                           ------------------             -----------------        -------------

Bond & Mortgage           $            7,193            $               -4        $           -
Securities
   Fund

Disciplined                            3,216                         1,596                6,293
LargeCap Blend
   Fund

High Yield Fund II                       826                             -                    -
International                          1,963                             -                  686
Emerging Markets
   Fund

International                         10,003                            -3               12,294
Growth Fund
LargeCap Growth Fund                     802                             -                1,418
LargeCap Value Fund                    1,474                           153                3,766
Partners                               2,034                             -                2,399
International Fund
Partners LargeCap                        470                             -                    -
Blend Fund I
Partners LargeCap                        717                             -                2,163
Growth
   Fund I

Partners LargeCap                      1,747                         8,441                1,441
Growth
   Fund II

Partners LargeCap                      1,782                         4,217                4,878
Value Fund
Partners LargeCap                        508                             -                  608
Value Fund I
Partners MidCap                           40                             -                  411
Growth Fund
Partners MidCap                          268                             -                  595
Value Fund I
Partners SmallCap                          -                             -                  436
Growth
   Fund I

Partners SmallCap                      2,582                             -                  507
Growth
   Fund III

Partners SmallCap                        186                             -                  456
Value Fund I
Preferred                              2,902                            -1                    -
Securities Fund
Real Estate                              683                         3,497                8,455
Securities Fund
SmallCap S&P 600                         622                            92                1,758
Index Fund
SmallCap Value Fund                    1,100                             -                  658
                           ------------------             -----------------        -------------
                          $           41,118            $           17,988        $      49,222
                           ==================             =================        =============


Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2040 Fund

                                          Shares Held         Value (000's)
INVESTMENT COMPANIES (99.70%)
Principal Investors Fund, Inc.
Institutional Class (99.70%)
Bond & Mortgage Securities Fund (a)             7,510,400   $      80,361
Disciplined LargeCap Blend Fund (a)             8,706,119         147,308
High Yield Fund II (a)                          3,415,311          30,294
International Emerging Markets Fund (a)         1,651,466          46,109
International Growth Fund (a)                  11,533,596         159,394
LargeCap Growth Fund (a)                        8,372,800          69,410
LargeCap Value Fund (a)                         3,845,109          51,601
Partners International Fund (a)                 5,195,079          87,070
Partners LargeCap Blend Fund I (a)              7,742,403          79,050
Partners LargeCap Growth Fund I (a)             9,901,798          86,047
Partners LargeCap Value Fund (a)                3,239,380          51,992
Partners LargeCap Value Fund I (a)              3,510,903          51,470
Partners MidCap Growth Fund (a)(b)              1,886,959          19,511
Partners MidCap Value Fund I (a)                1,305,685          19,938
Partners SmallCap Growth Fund I (a)(b)          1,543,979          15,918
Partners SmallCap Growth Fund III (a)(b)        1,549,386          18,872
Partners SmallCap Value Fund I (a)                853,011          16,352
Preferred Securities Fund (a)                   3,781,681          40,577
Real Estate Securities Fund (a)                 1,550,704          41,435
SmallCap S&P 600 Index Fund (a)                   815,809          15,370
SmallCap Value Fund (a)                           989,238          18,874
                                                               -----------
                                                                1,146,953
                                                               -----------
TOTAL INVESTMENT COMPANIES                                  $   1,146,953
                                                               -----------
Total Investments                                           $   1,146,953
Other Assets in Excess of Liabilities,
  Net - 0.30%                                                       3,463
                                                               -----------
TOTAL NET ASSETS - 100.00%                                  $   1,150,416
                                                               ===========
                                                               -----------

                                                               ===========

(a)         Affiliated Security
(b)         Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $          123,890
Unrealized Depreciation                                           (1,012)
                                                          ----------------
Net Unrealized Appreciation (Depreciation)                        122,878
Cost for federal income tax purposes                            1,024,075
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------- ------ ----------------
Fund Type                                                         Percent
--------------------- ---------------------------- ------ ----------------
Domestic Equity                                                    61.12%
Funds
International                                                      25.43%
Equity Funds
Fixed Income Funds                                                 13.15%
Other Assets in                                                     0.30%
Excess of
Liabilities, Net
                                                          ----------------
TOTAL NET ASSETS                                                  100.00%
                                                          ================

Affiliated Securities

                       October 31, 2006           Purchases          Sales             April 30, 2007
                      ----------------    -----------------------  ------------   ---------------
                            Shares        Cost (000)     Shares    Cost (000)    Shares     Proceeds (000)     Shares     Cost (000)
                      ----------------    -----------------------  -------     ----------  -------------    -----------  -----------
Bond & Mortgage             8,377,501    $   89,200    1,548,536  $16,591      2,415,637  $      25,858      7,510,400  $    79,939
Securities
   Fund

Disciplined                 8,866,835       124,288    1,234,915   20,047      1,395,631         23,001      8,706,119      123,158
LargeCap Blend
   Fund

High Yield Fund II                  -             -    3,415,311   30,095              -              -      3,415,311       30,095
International                 334,510         7,943    1,316,956   33,866              -              -      1,651,466       41,809
Emerging Markets
   Fund

International               7,145,591        76,731    4,388,005   56,588              -              -     11,533,596      133,332
Growth Fund
LargeCap Growth Fund        7,748,607        52,976      871,718    7,034        247,525          2,001      8,372,800       58,051
LargeCap Value Fund         3,522,214        39,530      552,944    7,163        230,049          3,000      3,845,109       43,815
Partners                    1,024,203        15,377    4,170,876   65,470              -              -      5,195,079       80,847
International Fund
Partners LargeCap           1,464,293        13,585    6,278,110   61,123              -              -      7,742,403       74,708
Blend Fund I
Partners LargeCap           1,935,156        15,689    7,966,642   67,223              -              -      9,901,798       82,912
Growth
   Fund I

Partners LargeCap           4,646,818        36,127      186,607    1,577      4,833,425         41,891              -            -
Growth
   Fund II

Partners LargeCap           4,415,641        56,924      502,567    7,779      1,678,828         26,000      3,239,380       40,911
Value Fund
Partners LargeCap             689,915         9,226    2,820,988   39,337              -              -      3,510,903       48,563
Value Fund I
Partners MidCap               549,629         5,151    1,443,261   14,170        105,931            999      1,886,959       18,320
Growth Fund
Partners MidCap               374,364         5,151    1,002,648   14,376         71,327          1,001      1,305,685       18,526
Value Fund I
Partners SmallCap             561,220         5,151    1,191,310   11,570        208,551          1,999      1,543,979       14,723
Growth
   Fund I

Partners SmallCap           1,443,084        15,957      282,513    3,386        176,211          2,001      1,549,386       17,337
Growth
   Fund III

Partners SmallCap             282,693         5,151      626,246   11,722         55,928          1,001        853,011       15,871
Value Fund I
Preferred                   2,846,191        30,424      935,490   10,075              -              -      3,781,681       40,499
Securities Fund
Real Estate                 1,338,648        25,991      269,881    7,243         57,825          1,501      1,550,704       31,730
Securities Fund
SmallCap S&P 600            1,061,995        16,376      127,693    2,350        373,879          7,000        815,809       12,082
Index Fund
SmallCap Value Fund           959,088        15,991      135,395    2,577        105,245          2,001        989,238       16,611
                                          ----------               -------                 -------------                 -----------
                                         $  662,939              $491,362                 $     139,254                 $ 1,023,839
                                          ==========            =========                  ============                  ==========

                  Income Distribution from     Realized Gain/Loss  Realized Gain/Loss from
                 Other Investment Companies      on Investments       Other Investment
                           000's                      000's              Companies
                                                                            000's
                        ------------------   -----------------    --------------

Bond & Mortgage        $            2,139   $               6    $            -
Securities
   Fund

Disciplined                         1,433               1,824             2,802
LargeCap Blend
   Fund

High Yield Fund II                    414                   -                 -
International                       1,100                   -               389
Emerging Markets
   Fund

International                       4,722                  13             5,789
Growth Fund
LargeCap Growth Fund                  422                  42               746
LargeCap Value Fund                   797                 122             2,038
Partners                            1,283                   -             1,532
International Fund
Partners LargeCap                     301                   -                 -
Blend Fund I
Partners LargeCap                     469                   -             1,440
Growth
   Fund I

Partners LargeCap                     864               4,187               713
Growth
   Fund II

Partners LargeCap                     898               2,208             2,458
Value Fund
Partners LargeCap                     281                   -               343
Value Fund I
Partners MidCap                        20                  -2               202
Growth Fund
Partners MidCap                       134                   -               293
Value Fund I
Partners SmallCap                       -                   1               320
Growth
   Fund I

Partners SmallCap                   1,464                  -5               287
Growth
   Fund III

Partners SmallCap                     137                  -1               334
Value Fund I
Preferred                           1,002                   -                 -
Securities Fund
Real Estate                           237                  -3             2,769
Securities Fund
SmallCap S&P 600                      262                 356               742
Index Fund
SmallCap Value Fund                   589                  44               353
                        ------------------   -----------------    --------------
                       $           18,968   $           8,792    $       23,550
                        ==================   =================    ==============

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2050 Fund

                                            Shares Held        Value (000's)
INVESTMENT COMPANIES (99.98%)
Principal Investors Fund, Inc.
Institutional Class (99.98%)
Bond & Mortgage Securities Fund (a)           1,931,945   $            20,672
Disciplined LargeCap Blend Fund (a)           3,709,413                62,763
High Yield Fund II (a)                        1,507,666                13,373
International Emerging Markets Fund (a)         701,395                19,583
International Growth Fund (a)                 5,205,134                71,935
LargeCap Growth Fund (a)                      3,883,164                32,191
LargeCap Value Fund (a)                       1,735,107                23,285
Partners International Fund (a)               2,240,107                37,544
Partners LargeCap Blend Fund I (a)            3,265,907                33,345
Partners LargeCap Growth Fund I (a)           4,435,178                38,542
Partners LargeCap Value Fund (a)              1,459,884                23,431
Partners LargeCap Value Fund I (a)            1,645,001                24,116
Partners MidCap Growth Fund (a)(b)              862,546                 8,919
Partners MidCap Value Fund I (a)                594,633                 9,080
Partners SmallCap Growth Fund I (a)(b)          848,498                 8,748
Partners SmallCap Growth Fund III (a)(b)        692,624                 8,436
Partners SmallCap Value Fund I (a)              469,792                 9,006
Preferred Securities Fund (a)                 1,355,107                14,540
Real Estate Securities Fund (a)                 685,104                18,306
SmallCap S&P 600 Index Fund (a)                 294,775                 5,554
SmallCap Value Fund (a)                         440,993                 8,414
                                                           -------------------
                                                                      491,783
                                                           -------------------
TOTAL INVESTMENT COMPANIES                                $           491,783
                                                           -------------------
Total Investments                                         $           491,783
Other Assets in Excess of Liabilities,
  Net - 0.02%                                                             103
                                                           -------------------
TOTAL NET ASSETS - 100.00%                                $           491,886
                                                           ===================
                                                           -------------------

                                                           ===================

(a)         Affiliated Security
(b)         Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           55,874
Unrealized Depreciation                                         (515)
                                                      ----------------
Net Unrealized Appreciation (Depreciation)                     55,359
Cost for federal income tax purposes                          436,424
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------- ----------------
Fund Type                                                     Percent
--------------------- ------------------------------- ----------------
Domestic Equity                                                63.86%
Funds
International                                                  26.24%
Equity Funds
Fixed Income Funds                                              9.88%
Other Assets in                                                 0.02%
Excess of
Liabilities, Net
                                                      ----------------
TOTAL NET ASSETS                                              100.00%
                                                      ================

Affiliated Securities

                    October 31, 2006                  Purchases      Sales           April 30, 2007
                    ------------------  ---------------------------------------       ---------------
                         Shares         Cost (000)      Shares      Cost (000)   Shares       Proceeds (000)    Shares    Cost (000)
                    ------------------  -------------------------------------------------------------------------------- -----------
Bond & Mortgage            2,129,778   $   22,682     896,486  $     9,597     1,094,319        $  11,716     1,931,945 $    20,565
Securities
   Fund

Disciplined                4,468,706       62,644     397,331        6,483     1,156,624           19,001     3,709,413      51,652
LargeCap Blend
   Fund

High Yield Fund II                 -            -   1,509,742       13,303         2,076               18     1,507,666      13,285
International                153,633        3,639     550,038       14,322         2,276               57       701,395      17,904
Emerging Markets
   Fund

International              3,829,217       40,873   1,429,729       18,508        53,812              663     5,205,134      58,716
Growth Fund
LargeCap Growth Fund       3,804,313       26,022     367,565        2,967       288,714            2,200     3,883,164      26,787
LargeCap Value Fund        1,656,061       18,471     240,858        3,119       161,812            2,000     1,735,107      19,593
Partners                     492,955        7,381   1,752,302       27,597         5,150               80     2,240,107      34,898
International Fund
Partners LargeCap            725,376        6,726   2,546,664       24,685         6,133               59     3,265,907      31,352
Blend Fund I
Partners LargeCap            878,989        7,122   3,563,398       30,092         7,209               60     4,435,178      37,154
Growth
   Fund I

Partners LargeCap          2,207,972       17,117      97,525          824     2,305,497           19,879             -           -
Growth
   Fund II

Partners LargeCap          2,243,982       28,884     216,465        3,349     1,000,563           15,499     1,459,884      18,128
Value Fund
Partners LargeCap            340,789        4,553   1,308,938       18,244         4,726               65     1,645,001      22,732
Value Fund I
Partners MidCap              306,701        2,863     559,012        5,462         3,167               31       862,546       8,294
Growth Fund
Partners MidCap              208,917        2,863     387,868        5,562         2,152               32       594,633       8,393
Value Fund I
Partners SmallCap            313,777        2,863     537,878        5,262         3,157               31       848,498       8,094
Growth
   Fund I

Partners SmallCap            775,556        8,605     124,869        1,497       207,801            2,500       692,624       7,618
Growth
   Fund III

Partners SmallCap            176,589        3,208     294,877        5,509         1,674               31       469,792       8,686
Value Fund I
Preferred                    864,458        9,244     493,082        5,311         2,433               26     1,355,107      14,529
Securities Fund
Real Estate                  331,292        6,808     355,606        9,656         1,794               51       685,104      16,413
Securities Fund
SmallCap S&P 600             463,238        7,019      44,383          817       212,846            4,001       294,775       4,107
Index Fund
SmallCap Value Fund          517,587        8,635      62,140        1,184       138,734            2,500       440,993       7,319
                                        ----------                ---------                       --------               -----------
                                       $  298,222              $   213,350                      $  80,500               $   436,219
                                        ==========                =========                       ========               ===========

                          Income Distribution  Realized Gain/ Realized Gain/Loss
                             from Other           Loss on         from Other
                         Investment Companies   Investments    Other Investment
                               000's                000's           Companies
                                                                    000's
                         ---------------     ------------   --------------

Bond & Mortgage         $           567     $          2   $            -
Securities
   Fund

Disciplined                         647            1,526            1,266
LargeCap Blend
   Fund

High Yield Fund II                  183                -                -
International                       608                -              217
Emerging Markets
   Fund

International                     2,477               -2            3,053
Growth Fund
LargeCap Growth Fund                214               -2              379
LargeCap Value Fund                 392                3            1,001
Partners                            638                -              771
International Fund
Partners LargeCap                   134                -                -
Blend Fund I
Partners LargeCap                   240                -              751
Growth
   Fund I

Partners LargeCap                   451            1,938              372
Growth
   Fund II

Partners LargeCap                   434            1,394            1,188
Value Fund
Partners LargeCap                   140                -              175
Value Fund I
Partners MidCap                      10                -              100
Growth Fund
Partners MidCap                      64                -              146
Value Fund I
Partners SmallCap                     -                -              160
Growth
   Fund I

Partners SmallCap                   710               16              139
Growth
   Fund III

Partners SmallCap                    77                -              196
Value Fund I
Preferred                           350                -                -
Securities Fund
Real Estate                          82                -              803
Securities Fund
SmallCap S&P 600                    101              272              284
Index Fund
SmallCap Value Fund                 335                -              201
                         ---------------     ------------   --------------
                        $         8,854     $      5,147   $       11,202
                         ===============     ============   ==============

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime Strategic Income Fund

                                                              Shares Held              Value (000's)
INVESTMENT COMPANIES (99.54%)
Principal Investors Fund, Inc. Institutional Class (99.54%)
Bond & Mortgage Securities Fund (a)                                21,046,924   $                 225,202
Disciplined LargeCap Blend Fund (a)                                 1,126,894                      19,067
Inflation Protection Fund (a)                                       7,118,233                      68,050
International Growth Fund (a)                                       1,427,966                      19,735
LargeCap Growth Fund (a)                                            1,075,674                       8,917
LargeCap Value Fund (a)                                               607,242                       8,149
Partners International Fund (a)                                       703,304                      11,787
Partners LargeCap Blend Fund I (a)                                  1,182,972                      12,078
Partners LargeCap Growth Fund I (a)                                   905,917                       7,873
Partners LargeCap Value Fund (a)                                      558,122                       8,958
Preferred Securities Fund (a)                                       3,377,234                      36,238
Real Estate Securities Fund (a)                                       903,954                      24,154
SmallCap S&P 600 Index Fund (a)                                       453,078                       8,536
Ultra Short Bond Fund (a)                                           6,451,747                      64,710
                                                                                   -----------------------
                                                                                                  523,454
                                                                                   -----------------------
TOTAL INVESTMENT COMPANIES                                                      $                 523,454
                                                                                   -----------------------
Total Investments                                                               $                 523,454
Other Assets in Excess of Liabilities, Net - 0.46%                                                  2,405
                                                                                   -----------------------
TOTAL NET ASSETS - 100.00%                                                      $                 525,859
                                                                                   =======================
                                                                                   -----------------------

                                                                                   =======================

(a)         Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           30,078
Unrealized Depreciation                                          (2,108)
                                                         ----------------
Net Unrealized Appreciation (Depreciation)                        27,970
Cost for federal income tax purposes                             495,484

All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------------- ----------------
Fund Type                                                        Percent
--------------------- ---------------------------------- ----------------
Fixed Income Funds                                                74.96%
Domestic Equity                                                   18.59%
Funds
International                                                      5.99%
Equity Funds
Other Assets in                                                    0.46%
Excess of
Liabilities, Net
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================

Affiliated Securities

                      October 31, 2006        Purchases          Sales            April 30, 2007
                      ------------------------------------------  -------------   ---------------
                           Shares     Cost (000)      Shares   Cost (000)       Share Proceeds (000)       Shares      Cost (000)
                      ----------------------------- ------------  ----------    ---      ---------         -----------  ------------
Bond & Mortgage         14,556,253  $  156,019      7,232,583  $  77,406       741,912 $    7,934       21,046,924   $   225,491
Securities
   Fund

Disciplined              1,335,389      18,234        125,928      2,052       334,423     5,346        1,126,894        15,207
LargeCap Blend
   Fund

Inflation                  552,402       5,298      7,095,492     67,723       529,661     5,008        7,118,233        68,009
Protection Fund
International            1,124,864      10,626        425,298      5,466       122,196     1,520        1,427,966        14,548
Growth Fund
LargeCap Growth Fund     1,203,158       7,749        104,123        840       231,607     1,769        1,075,674         6,820
LargeCap Value Fund        530,359       5,671         81,839      1,060         4,956        65          607,242         6,666
Partners                   162,046       2,430        685,277     10,700       144,019     2,188          703,304        10,947
International Fund
Partners LargeCap          254,261       2,355      1,126,399     11,007       197,688     1,943        1,182,972        11,424
Blend Fund I
Partners LargeCap          272,574       2,207        859,531      7,254       226,188     1,863          905,917         7,603
Growth
   Fund I

Partners LargeCap          639,792       4,647         29,191        247       668,983     5,758                -             -
Growth
   Fund II

Partners LargeCap          709,960       8,680         78,652      1,216       230,490     3,568          558,122         6,638
Value Fund
Preferred                3,774,552      40,768        346,580      3,716       743,898     8,032        3,377,234        36,445
Securities Fund
Real Estate              1,021,139      16,370        159,021      4,262       276,206     7,451          903,954        14,046
Securities Fund
SmallCap S&P 600           464,396       6,663         67,021      1,233        78,339     1,369          453,078         6,532
Index Fund
Ultra Short Bond         8,829,006      88,734        678,197      6,808      ,055,456    30,753        6,451,747        64,830
Fund
                                      ---------                 ---------              ----------                     ----------
                                    $  376,451                 $ 200,990              $   84,567                    $   495,206
                                      =========                 =========              ==========                     ==========

                   Income Distribution from    Realized Gain/Loss   Realized Gain/Loss from
                  Other Investment Companies     on Investments         Other Investment
                        000's                     000's                Companies
                                                                        000's
                       --------------   ------------------   ------------------

Bond & Mortgage        $        4,779   $                -   $                -
Securities
   Fund

Disciplined                       227                  267                  445
LargeCap Blend
   Fund

Inflation                         989                   -4                    -
Protection Fund
International                     716                  -24                  885
Growth Fund
LargeCap Growth Fund               68                    -                  120
LargeCap Value Fund               125                    -                  320
Partners                          182                    5                  218
International Fund
Partners LargeCap                  34                    5                    -
Blend Fund I
Partners LargeCap                  49                    5                  151
Growth
   Fund I

Partners LargeCap                 135                  864                  111
Growth
   Fund II

Partners LargeCap                 151                  310                  413
Value Fund
Preferred                       1,031                   -7                    -
Securities Fund
Real Estate                       164                  865                2,023
Securities Fund
SmallCap S&P 600                  152                    5                  429
Index Fund
Ultra Short Bond                1,904                   41                   13
Fund
                        --------------   ------------------   ------------------
                       $       10,706   $            2,332   $            5,128
                        ==============   ==================   ==================

Schedule of Investments

April 30, 2007 (unaudited)
Real Estate Securities Fund

                                                             Shares Held              Value (000's)
COMMON STOCKS (99.33%)
Hotels & Motels (2.13%)
Hilton Hotels Corp (a)                                               254,300   $                   8,646
Starwood Hotels & Resorts Worldwide Inc                              453,788                      30,413
                                                                                  -----------------------
                                                                                                  39,059
                                                                                  -----------------------
Real Estate Operator & Developer (2.86%)
Brookfield Properties Corp (a)                                       877,500                      36,039
Forest City Enterprises Inc (a)                                      244,952                      16,365
                                                                                  -----------------------
                                                                                                  52,404
                                                                                  -----------------------
REITS - Apartments (14.81%)
Apartment Investment & Management Co (a)                             192,630                      10,652
Archstone-Smith Trust                                                503,256                      26,225
AvalonBay Communities Inc (a)                                        749,933                      91,687
Camden Property Trust (a)                                            561,417                      39,103
Equity Residential (a)                                               793,969                      36,864
Essex Property Trust Inc (a)                                         468,707                      60,397
UDR Inc (a)                                                          221,761                       6,662
                                                                                  -----------------------
                                                                                                 271,590
                                                                                  -----------------------
REITS - Diversified (9.61%)
Duke Realty Corp                                                     946,130                      40,788
Entertainment Properties Trust (a)                                   425,362                      25,700
Vornado Realty Trust                                                 925,288                     109,767
                                                                                  -----------------------
                                                                                                 176,255
                                                                                  -----------------------
REITS - Healthcare (5.31%)
Health Care Property Investors Inc                                   574,989                      20,349
Health Care REIT Inc                                                 474,989                      21,489
Omega Healthcare Investors Inc                                       358,240                       6,018
Ventas Inc (a)                                                     1,175,427                      49,556
                                                                                  -----------------------
                                                                                                  97,412
                                                                                  -----------------------
REITS - Hotels (5.87%)
DiamondRock Hospitality Co (a)                                       540,187                       9,880
Highland Hospitality Corp                                            403,687                       7,690
Host Hotels & Resorts Inc (a)                                      2,076,452                      53,240
LaSalle Hotel Properties                                             795,191                      36,921
                                                                                  -----------------------
                                                                                                 107,731
                                                                                  -----------------------
REITS - Office Property (16.54%)
Alexandria Real Estate Equities Inc (a)                              249,289                      26,387
Boston Properties Inc (a)                                          1,008,381                     118,545
Douglas Emmett Inc (a)                                               699,858                      18,231
Highwoods Properties Inc                                             353,122                      14,401
Kilroy Realty Corp (a)                                               111,791                       8,488
SL Green Realty Corp (a)                                             833,105                     117,385
                                                                                  -----------------------
                                                                                                 303,437
                                                                                  -----------------------
REITS - Regional Malls (16.76%)
CBL & Associates Properties Inc                                      523,491                      23,793
General Growth Properties Inc (a)                                  1,346,694                      85,986
Simon Property Group Inc (a)                                       1,502,168                     173,170
Taubman Centers Inc (a)                                              437,345                      24,513
                                                                                  -----------------------
                                                                                                 307,462
                                                                                  -----------------------

REITS - Shopping Centers (10.92%)
Acadia Realty Trust (a)                                              824,876                      22,173
Federal Realty Invs Trust (a)                                        709,736                      63,997
Kimco Realty Corp (a)                                              1,897,840                      91,229
Regency Centers Corp (a)                                             133,320                      10,986
Tanger Factory Outlet Centers                                        209,230                       8,482
Weingarten Realty Investors (a)                                       73,475                       3,516
                                                                                  -----------------------
                                                                                                 200,383
                                                                                  -----------------------
REITS - Storage (5.46%)
Public Storage Inc (a)                                             1,074,220                     100,246
                                                                                  -----------------------

REITS - Warehouse & Industrial (9.06%)
AMB Property Corp                                                    618,259                      37,658
DCT Industrial Trust Inc (a)                                       1,367,560                      15,358
Prologis (a)                                                       1,747,835                     113,259
                                                                                  -----------------------
                                                                                                 166,275
                                                                                  -----------------------
TOTAL COMMON STOCKS                                                            $               1,822,254
                                                                                  -----------------------
                                                              Principal
                                                           Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (0.90%)
Repurchase Agreements (0.90%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07 maturing                          16,555                      16,555
05/01/07 (collateralized by U.S.
Government Agency Issues; $17,051,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                                  -----------------------

TOTAL SHORT TERM INVESTMENTS                                                   $                  16,555
                                                                                  -----------------------
MONEY MARKET FUNDS (14.75%)
Money Center Banks (14.75%)
BNY Institutional Cash Reserve Fund (b)                              270,491                     270,491
                                                                                  -----------------------
TOTAL MONEY MARKET FUNDS                                                       $                 270,491
                                                                                  -----------------------
Total Investments                                                              $               2,109,300
Liabilities in Excess of Other Assets, Net - (14.98)%                                          (274,828)

                                                                                  -----------------------
TOTAL NET ASSETS - 100.00%                                                     $               1,834,472
                                                                                  =======================
                                                                                  -----------------------

                                                                                  =======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $          394,575
Unrealized Depreciation                                          (32,924)

                                                          ----------------
Net Unrealized Appreciation (Depreciation)                        361,651
Cost for federal income tax purposes                            1,747,649
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------------- ----------------
REIT                                                              Percent
--------------------- ----------------------------------- ----------------
REITS - Regional                                                   16.76%
Malls
REITS - Office                                                     16.54%
Property
Money Center Banks                                                 15.65%
REITS - Apartments                                                 14.81%
REITS - Shopping                                                   10.92%
Centers
REITS - Diversified                                                 9.61%
REITS - Warehouse &                                                 9.06%
Industrial
REITS - Hotels                                                      5.87%
REITS - Storage                                                     5.46%
REITS - Healthcare                                                  5.31%
Real Estate                                                         2.86%
Operator & Developer
Hotels & Motels                                                     2.13%
Liabilities in                                                  (-14.98%)
Excess of Other
Assets, Net
                                                          ----------------
TOTAL NET ASSETS                                                  100.00%
                                                          ================


Schedule of Investments

April 30, 2007 (unaudited)
SAM Balanced Portfolio

                                                                Shares Held              Value (000's)
INVESTMENT COMPANIES (100.04%)
Principal Investors Fund, Inc. Institutional Class (100.04%)
Disciplined LargeCap Blend Fund (a)                                  31,507,479   $                 533,107
Diversified International Fund (a)                                   24,509,074                     366,901
Equity Income Fund I (a)                                             29,941,934                     692,557
High Yield Fund II (a)                                               24,782,567                     219,821
Income Fund (a)                                                      53,258,614                     486,251
International Emerging Markets Fund (a)                               3,042,092                      84,935
LargeCap Growth Fund (a)                                             98,258,782                     814,565
MidCap Stock Fund (a)                                                 8,487,714                     190,974
Money Market Fund (a)                                                24,152,317                      24,152
Mortgage Securities Fund (a)                                         76,095,295                     803,566
Real Estate Securities Fund (a)                                       4,499,540                     120,228
Short Term Income Fund (a)                                            3,649,312                      42,478
SmallCap Growth Fund (a)(b)                                           9,976,856                      94,082
SmallCap Value Fund (a)                                               4,373,578                      83,448
West Coast Equity Fund (a)                                            5,204,299                     236,483
                                                                                                  4,793,548
                                                                                     -----------------------
TOTAL INVESTMENT COMPANIES                                                        $               4,793,548
                                                                                     -----------------------
Total Investments                                                                 $               4,793,548
Liabilities in Excess of Other Assets, Net - (0.04)%                                                (1,770)
                                                                                     -----------------------
TOTAL NET ASSETS - 100.00%                                                        $               4,791,778
                                                                                     =======================
                                                                                     -----------------------

                                                                                     =======================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $          780,441
Unrealized Depreciation                                           (18,160)

                                                           ----------------
Net Unrealized Appreciation (Depreciation)                         762,281
Cost for federal income tax purposes                             4,031,267
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ----------------------------- ------ ----------------
Fund Type                                                          Percent
--------------------- ----------------------------- ------ ----------------
Domestic Equity                                                     58.22%
Funds
Fixed Income Funds                                                  32.39%
International                                                        9.43%
Equity Funds
Liabilities in                                                    (-0.04%)
Excess of Other
Assets, Net
                                                           ----------------
TOTAL NET ASSETS                                                   100.00%
                                                           ================

Affiliated Securities

                      October 31, 2006                                   Purchases (c)                                   Sales (c)
                     ---------------------------     -------------------------------------------------------    --------------------
                           Shares                            Cost (000)                      Shares                 Cost (000)
                     ---------------------------     ---------------------------     -----------------------    --------------------
Disciplined                                   -   $                           -                  35,316,614  $              492,792
LargeCap Blend
   Fund

Diversified                                   -                               -                  28,788,146                 334,026
International Fund
Equity Income Fund I                          -                               -                  30,639,595                 533,145
High Yield Fund II                            -                               -                  25,484,832                 201,677
Income Fund                                   -                               -                  54,893,314                 501,198
International                                 -                               -                   3,076,939                  79,795
Emerging Markets
   Fund

LargeCap Growth Fund                          -                               -                  99,622,033                 660,637
MidCap Stock Fund                             -                               -                  11,564,351                 156,798
Money Market Fund                             -                               -                  91,655,577                  91,656
Mortgage Securities                           -                               -                  78,012,451                 836,913
Fund
Real Estate                                   -                               -                   5,688,023                 106,404
Securities Fund
Short Term Income                             -                               -                   3,879,729                  45,193
Fund
SmallCap Growth Fund                          -                               -                  10,458,266                  58,605
SmallCap Value Fund                           -                               -                   5,055,171                  89,153
West Coast Equity                             -                               -                   6,497,126                 218,954
Fund
WM Equity Income                     25,452,906                         417,344                   1,486,126                  32,646
Fund
WM Growth & Income                   20,620,000                         452,890                   2,081,911                  54,054
Fund
WM Growth Fund                       42,293,680                         630,408                      78,510                   1,416
WM High Yield Fund                   24,487,823                         193,002                   1,037,707                   9,097
WM Income Fund                       53,059,963                         484,795                     793,480                   7,243
WM International                     29,041,873                         265,088                   6,847,393                  78,894
Growth Fund
WM Mid Cap Stock                     11,303,897                         150,711                     596,820                  12,670
Fund
WM REIT Fund                          6,943,837                          76,669                   1,988,176                  37,470
WM Short Term                        18,996,851                          44,259                     201,982                     469
Income Fund
WM Small Cap Growth                   5,751,117                          58,356                           -                       -
Fund
WM Small Cap Value                    7,484,011                          74,512                   1,495,675                  16,739
Fund
WM U.S. Government                   76,004,999                         816,140                     937,219                   9,900
   Securities Fund

WM West Coast                         6,468,699                         217,529                     189,015                   8,368
Equity Fund
                                                     ---------------------------                                --------------------
                                                  $                   3,881,703                              $            4,675,912
                                                     ===========================                                ====================

Affiliated Securities

                                     April 30, 2007
                                -------------------------
                           Shares                 Proceeds (000)                Shares                   Cost (000)
                       ----------------          -----------------          ----------------          -----------------
Disciplined                  3,809,135        $            62,081                31,507,479        $           431,657
LargeCap Blend
   Fund

Diversified                  4,279,072                     59,812                24,509,074                    270,678
International Fund
Equity Income Fund I           697,661                     15,644                29,941,934                    517,614
High Yield Fund II             702,265                      6,191                24,782,567                    195,441
Income Fund                  1,634,700                     14,898                53,258,614                    485,705
International                   34,847                        945                 3,042,092                     78,879
Emerging Markets
   Fund

LargeCap Growth Fund         1,363,251                     10,994                98,258,782                    649,548
MidCap Stock Fund            3,076,637                     65,708                 8,487,714                    103,402
Money Market Fund           67,503,260                     67,504                24,152,317                     24,152
Mortgage Securities          1,917,156                     20,188                76,095,295                    815,853
Fund
Real Estate                  1,188,483                     33,169                 4,499,540                     73,729
Securities Fund
Short Term Income              230,417                      2,674                 3,649,312                     42,424
Fund
SmallCap Growth Fund           481,410                      4,324                 9,976,856                     54,474
SmallCap Value Fund            681,593                     12,932                 4,373,578                     76,007
West Coast Equity            1,292,827                     56,818                 5,204,299                    165,622
Fund
WM Equity Income            26,939,032                    450,803                         -                          -
Fund
WM Growth & Income          22,701,911                    508,473                         -                          -
Fund
WM Growth Fund              42,372,190                    632,097                         -                          -
WM High Yield Fund          25,525,530                    202,018                         -                          -
WM Income Fund              53,853,443                    491,803                         -                          -
WM International            35,889,266                    344,478                         -                          -
Growth Fund
WM Mid Cap Stock            11,900,717                    163,963                         -                          -
Fund
WM REIT Fund                 8,932,013                    115,515                         -                          -
WM Short Term               19,198,833                     44,728                         -                          -
Income Fund
WM Small Cap Growth          5,751,117                     58,356                         -                          -
Fund
WM Small Cap Value           8,979,686                     91,421                         -                          -
Fund
WM U.S. Government          76,942,218                    825,687                         -                          -
   Securities Fund

WM West Coast                6,657,714                    226,037                         -                          -
Equity Fund
                                                 -----------------                                    -----------------
                                              $         4,589,261                                  $         3,985,185
                                                 =================                                    =================


                            Income Distribution from           Realized Gain/Loss        Realized Gain/Loss from
                           Other Investment Companies            on Investments              Other Investment
                                     000's                            000's                     Companies
                                                                                                  000's
                           ----------------                     ----------------          -------------------------

Disciplined               $              -                     $            946        $                         -
LargeCap Blend
   Fund

Diversified                              -                               -3,536                                  -
International Fund
Equity Income Fund I                 2,774                                  113                                  -
High Yield Fund II                   4,862                                  -45                                  -
Income Fund                          8,132                                 -595                                  -
International                            -                                   29                                  -
Emerging Markets
   Fund

LargeCap Growth Fund                     -                                  -95                                  -
MidCap Stock Fund                        -                               12,312                                  -
Money Market Fund                      539                                    -                                  -
Mortgage Securities                 11,690                                 -872                                  -
Fund
Real Estate                            189                                  494                                  -
Securities Fund
Short Term Income                      556                                  -95                                  -
Fund
SmallCap Growth Fund                     -                                  193                                  -
SmallCap Value Fund                      -                                 -214                                  -
West Coast Equity                        -                                3,486                                  -
Fund
WM Equity Income                     3,503                                  813                             29,144
Fund
WM Growth & Income                  10,455                                1,529                             43,599
Fund
WM Growth Fund                       1,416                                  273                                  -
WM High Yield Fund                   3,755                                  -81                              4,481
WM Income Fund                       6,004                                 -235                                  -
WM International                    19,968                                  496                             58,926
Growth Fund
WM Mid Cap Stock                     2,555                                  582                             10,115
Fund
WM REIT Fund                         3,674                                1,376                             33,796
WM Short Term                          397                                    -                                  -
Income Fund
WM Small Cap Growth                      -                                    -                                  -
Fund
WM Small Cap Value                   3,744                                  170                             12,995
Fund
WM U.S. Government                   8,183                                 -353                                  -
   Securities Fund

WM West Coast                        2,246                                  140                              6,121
Equity Fund
                           ----------------                     ----------------          -------------------------
                          $         94,642                     $         16,831        $                   199,177
                           ================                     ================          =========================


Schedule of Investments

April 30, 2007 (unaudited)
SAM Conservative Balanced Portfolio

                                                              Shares Held              Value (000's)
INVESTMENT COMPANIES (100.28%)
Principal Investors Fund, Inc. Institutional Class (100.28%)
Disciplined LargeCap Blend Fund (a)                                 2,926,984   $                  49,525
Diversified International Fund (a)                                  2,260,917                      33,846
Equity Income Fund I (a)                                            2,775,692                      64,202
High Yield Fund II (a)                                              4,283,995                      37,999
Income Fund (a)                                                    12,560,482                     114,677
International Emerging Markets Fund (a)                               282,127                       7,877
LargeCap Growth Fund (a)                                            9,036,920                      74,916
MidCap Stock Fund (a)                                                 818,377                      18,413
Money Market Fund (a)                                                  26,030                          26
Mortgage Securities Fund (a)                                       15,915,224                     168,065
Real Estate Securities Fund (a)                                       423,513                      11,316
Short Term Income Fund (a)                                          3,051,886                      35,524
SmallCap Growth Fund (a)(b)                                           859,598                       8,106
SmallCap Value Fund (a)                                               403,673                       7,702
West Coast Equity Fund (a)                                            485,764                      22,073
                                                                                                  654,267
                                                                                   -----------------------
TOTAL INVESTMENT COMPANIES                                                      $                 654,267
                                                                                   -----------------------
Total Investments                                                               $                 654,267
Liabilities in Excess of Other Assets, Net - (0.28)%                                              (1,846)
                                                                                   -----------------------
TOTAL NET ASSETS - 100.00%                                                      $                 652,421
                                                                                   =======================
                                                                                   -----------------------

                                                                                   =======================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $           73,135
Unrealized Depreciation                                              (5,436)
                                                             ----------------
Net Unrealized Appreciation (Depreciation)                            67,699
Cost for federal income tax purposes                                 586,568
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------- ------ ----------------
Fund Type                                                            Percent
--------------------- ------------------------------- ------ ----------------
Fixed Income Funds                                                    54.61%
Domestic Equity                                                       39.28%
Funds
International                                                          6.39%
Equity Funds
Liabilities in                                                      (-0.28%)
Excess of Other
Assets, Net
                                                             ----------------
TOTAL NET ASSETS                                                     100.00%
                                                             ================

Affiliated Securities

                        October 31, 2006                           Purchases (c)                            Sales (c)
                      ----------------------------     ----------------------------------------    -----------------------------
                             Shares                    Cost (000)               Shares                 Cost (000)
                      ----------------------------     -------------------     ----------------    --------------------
Disciplined                                     -     $                 -            3,245,386  $               44,217
LargeCap Blend
   Fund

Diversified                                     -                       -            2,612,339                  29,160
International Fund
Equity Income Fund I                            -                       -            2,848,120                  48,871
High Yield Fund II                              -                       -            4,431,420                  34,303
Income Fund                                     -                       -           12,991,805                 119,727
International                                   -                       -              285,260                   7,287
Emerging Markets
   Fund

LargeCap Growth Fund                            -                       -            9,241,688                  61,404
MidCap Stock Fund                               -                       -            1,075,195                  15,974
Money Market Fund                               -                       -              826,088                     826
Mortgage Securities                             -                       -           16,476,754                 177,813
Fund
Real Estate                                     -                       -              531,359                  10,182
Securities Fund
Short Term Income                               -                       -            3,151,480                  37,114
Fund
SmallCap Growth Fund                            -                       -              887,200                   4,660
SmallCap Value Fund                             -                       -              421,990                   7,431
West Coast Equity                               -                       -              597,173                  19,332
Fund
WM Equity Income                        2,638,136                  44,128              101,824                   2,237
Fund
WM Growth & Income                      1,903,681                  40,775              184,047                   4,779
Fund
WM Growth Fund                          3,652,830                  53,622                6,364                     115
WM High Yield Fund                      4,266,214                  32,846              273,518                   2,398
WM Income Fund                         12,647,139                 116,667              352,033                   3,213
WM International                        2,623,920                  22,773                    -                       -
Growth Fund
WM Mid Cap Stock                        1,049,968                  15,368               60,931                   1,294
Fund
WM REIT Fund                              642,063                   7,301              118,018                   2,226
WM Short Term                          15,559,806                  36,688              463,124                   1,074
Income Fund
WM Small Cap Growth                       476,428                   4,453                    -                       -
Fund
WM Small Cap Value                        621,416                   6,177              147,327                   1,650
Fund
WM U.S. Government                     16,048,811                 173,450              314,385                   3,321
   Securities Fund

WM West Coast                             593,608                  19,157                7,473                     331
Equity Fund
                                                       -------------------                         --------------------
                                                      $           573,405                       $              640,939
                                                       ===================                         ====================

Affiliated Securities

                                     April 30, 2007
                      -         -------------------------
                           Shares                 Proceeds (000)                Shares                   Cost (000)
                      -----------------          -----------------          ----------------          -----------------
Disciplined                    318,402        $             5,202                 2,926,984        $            39,119
LargeCap Blend
   Fund

Diversified                    351,422                      4,928                 2,260,917                     24,187
International Fund
Equity Income Fund I            72,428                      1,636                 2,775,692                     47,255
High Yield Fund II             147,425                      1,300                 4,283,995                     33,007
Income Fund                    431,323                      3,928                12,560,482                    115,645
International                    3,133                         86                   282,127                      7,206
Emerging Markets
   Fund

LargeCap Growth Fund           204,768                      1,667                 9,036,920                     59,737
MidCap Stock Fund              256,818                      5,492                   818,377                     11,442
Money Market Fund              800,058                        800                    26,030                         26
Mortgage Securities            561,530                      5,917                15,915,224                    171,615
Fund
Real Estate                    107,846                      3,009                   423,513                      7,202
Securities Fund
Short Term Income               99,594                      1,157                 3,051,886                     35,918
Fund
SmallCap Growth Fund            27,602                        251                   859,598                      4,416
SmallCap Value Fund             18,317                        348                   403,673                      7,060
West Coast Equity              111,409                      4,901                   485,764                     14,719
Fund
WM Equity Income             2,739,960                     46,496                         -                          -
Fund
WM Growth & Income           2,087,728                     45,763                         -                          -
Fund
WM Growth Fund               3,659,194                     53,782                         -                          -
WM High Yield Fund           4,539,732                     35,251                         -                          -
WM Income Fund              12,999,172                    119,805                         -                          -
WM International             2,623,920                     22,836                         -                          -
Growth Fund
WM Mid Cap Stock             1,110,899                     16,735                         -                          -
Fund
WM REIT Fund                   760,081                      9,634                         -                          -
WM Short Term               16,022,930                     37,728                         -                          -
Income Fund
WM Small Cap Growth            476,428                      4,454                         -                          -
Fund
WM Small Cap Value             768,743                      7,841                         -                          -
Fund
WM U.S. Government          16,363,196                    176,622                         -                          -
   Securities Fund

WM West Coast                  601,081                     19,507                         -                          -
Equity Fund
                                                 -----------------                                    -----------------
                                              $           637,076                                  $           578,554
                                                 =================                                    =================


                             Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                            Other Investment Companies                on Investments                      Other Investment
                                      000's                                000's                             Companies
                                                                                                               000's
                            ---------------------------------       ------------------------          -------------------------

Disciplined                $                               -      $                     104        $                         -
LargeCap Blend
   Fund

Diversified                                                -                            -45                                  -
International Fund
Equity Income Fund I                                     256                             20                                  -
High Yield Fund II                                       841                              4                                  -
Income Fund                                            1,918                           -154                                  -
International                                              -                              5                                  -
Emerging Markets
   Fund

LargeCap Growth Fund                                       -                              -                                  -
MidCap Stock Fund                                          -                            960                                  -
Money Market Fund                                          4                              -                                  -
Mortgage Securities                                    2,450                           -281                                  -
Fund
Real Estate                                               18                             29                                  -
Securities Fund
Short Term Income                                        463                            -39                                  -
Fund
SmallCap Growth Fund                                       -                              7                                  -
SmallCap Value Fund                                        -                            -23                                  -
West Coast Equity                                          -                            288                                  -
Fund
WM Equity Income                                         360                            131                              2,998
Fund
WM Growth & Income                                       957                            209                              3,971
Fund
WM Growth Fund                                           122                             45                                  -
WM High Yield Fund                                       652                              7                                778
WM Income Fund                                         1,427                            -75                                  -
WM International                                       1,801                             63                              5,310
Growth Fund
WM Mid Cap Stock                                         237                             73                                936
Fund
WM REIT Fund                                             342                            107                              3,135
WM Short Term                                            321                            -34                                  -
Income Fund
WM Small Cap Growth                                        -                              1                                  -
Fund
WM Small Cap Value                                       311                             14                              1,076
Fund
WM U.S. Government                                     1,721                           -149                                  -
   Securities Fund

WM West Coast                                            206                             19                                560
Equity Fund
                            ---------------------------------       ------------------------          -------------------------
                           $                          14,407      $                   1,286        $                    18,764
                            =================================       ========================          =========================

Schedule of Investments

April 30, 2007 (unaudited)
SAM Conservative Growth Portfolio

                                                                  Shares Held              Value (000's)
INVESTMENT COMPANIES (100.11%)
Principal Investors Fund, Inc. Institutional Class (100.11%)
Disciplined LargeCap Blend Fund (a)                                    33,288,567   $                 563,243
Diversified International Fund (a)                                     25,869,181                     387,262
Equity Income Fund I (a)                                               31,636,047                     731,742
High Yield Fund II (a)                                                 11,470,808                     101,746
Income Fund (a)                                                        18,140,729                     165,625
International Emerging Markets Fund (a)                                 3,208,333                      89,577
LargeCap Growth Fund (a)                                              101,450,290                     841,023
MidCap Stock Fund (a)                                                   9,761,070                     219,624
Money Market Fund (a)                                                     144,619                         145
Mortgage Securities Fund (a)                                           26,018,782                     274,758
Real Estate Securities Fund (a)                                         4,771,016                     127,481
SmallCap Growth Fund (a)(b)                                            11,052,227                     104,222
SmallCap Value Fund (a)                                                 4,700,491                      89,685
West Coast Equity Fund (a)                                              5,485,834                     249,276
                                                                                                    3,945,409
                                                                                       -----------------------
TOTAL INVESTMENT COMPANIES                                                          $               3,945,409
                                                                                       -----------------------
Total Investments                                                                   $               3,945,409
Liabilities in Excess of Other Assets, Net - (0.11)%                                                  (4,342)
                                                                                       -----------------------
TOTAL NET ASSETS - 100.00%                                                          $               3,941,067
                                                                                       =======================
                                                                                       -----------------------

                                                                                       =======================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          788,031
Unrealized Depreciation                                        (4,938)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                     783,093
Cost for federal income tax purposes                         3,162,316
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- -------------------------------- ----------------
Fund Type                                                      Percent
--------------------- -------------------------------- ----------------
Domestic Equity                                                 74.25%
Funds
Fixed Income Funds                                              13.76%
International                                                   12.10%
Equity Funds
Liabilities in                                                (-0.11%)
Excess of Other
Assets, Net
                                                       ----------------
TOTAL NET ASSETS                                               100.00%
                                                       ================

Affiliated Securities

                        October 31, 2006                          Purchases (c)                            Sales (c)
                      ----------------------------    ----------------------------------------    ------------------------
                             Shares                   Cost (000)               Shares                 Cost (000)
                      ----------------------------    -------------------     ----------------    --------------------
Disciplined                                     -    $                 -           38,530,586  $              541,651
LargeCap Blend
   Fund

Diversified                                     -                      -           29,185,977                 342,627
International Fund
Equity Income Fund I                            -                      -           32,590,588                 580,752
High Yield Fund II                              -                      -           11,880,232                  90,610
Income Fund                                     -                      -           18,808,933                 169,164
International                                   -                      -            3,272,651                  84,730
Emerging Markets
   Fund

LargeCap Growth Fund                            -                      -          103,002,324                 704,057
MidCap Stock Fund                               -                      -           12,212,071                 164,516
Money Market Fund                               -                      -           74,149,338                  74,149
Mortgage Securities                             -                      -           26,983,552                 289,260
Fund
Real Estate                                     -                      -            6,199,871                 117,725
Securities Fund
SmallCap Growth Fund                            -                      -           11,844,610                  69,988
SmallCap Value Fund                             -                      -            5,722,659                 101,009
West Coast Equity                               -                      -            6,966,881                 236,848
Fund
WM Equity Income                       27,504,485                467,414            1,609,985                  35,367
Fund
WM Growth & Income                     22,272,138                492,368            2,273,550                  59,028
Fund
WM Growth Fund                         42,763,397                658,049               80,179                   1,446
WM High Yield Fund                     11,065,461                 83,462              470,294                   4,123
WM Income Fund                         16,355,389                146,979              244,810                   2,235
WM International                       29,310,687                271,032            6,946,264                  80,028
Growth Fund
WM Mid Cap Stock                       11,886,500                157,167              629,594                  13,366
Fund
WM REIT Fund                            7,497,473                 84,190            2,165,539                  40,803
WM Small Cap Growth                     6,543,442                 70,201                    -                       -
Fund
WM Small Cap Value                      8,433,938                 83,943            1,694,447                  18,961
Fund
WM U.S. Government                     26,569,201                284,969              327,957                   3,464
   Securities Fund

WM West Coast                           6,881,323                232,958              202,054                   8,945
Equity Fund
                                                      -------------------                         --------------------
                                                     $         3,032,732                       $            3,834,852
                                                      ===================                         ====================


Affiliated Securities

                                    April 30, 2007
                               -------------------------
                          Shares                 Proceeds (000)                Shares                   Cost (000)
                      ----------------          -----------------          ----------------          -----------------
Disciplined                 5,242,019        $            85,425                33,288,567        $           458,147
LargeCap Blend
   Fund

Diversified                 3,316,796                     46,454                25,869,181                    293,040
International Fund
Equity Income Fund I          954,541                     21,412                31,636,047                    559,503
High Yield Fund II            409,424                      3,611                11,470,808                     87,007
Income Fund                   668,204                      6,094                18,140,729                    162,889
International                  64,318                      1,681                 3,208,333                     83,033
Emerging Markets
   Fund

LargeCap Growth Fund        1,552,034                     12,572               101,450,290                    688,657
MidCap Stock Fund           2,451,001                     52,427                 9,761,070                    121,207
Money Market Fund          74,004,719                     74,004                   144,619                        145
Mortgage Securities           964,770                     10,173                26,018,782                    278,683
Fund
Real Estate                 1,428,855                     39,952                 4,771,016                     78,941
Securities Fund
SmallCap Growth Fund          792,383                      7,100                11,052,227                     63,204
SmallCap Value Fund         1,022,168                     19,401                 4,700,491                     81,471
West Coast Equity           1,481,047                     65,111                 5,485,834                    176,110
Fund
WM Equity Income           29,114,470                    503,414                         -                          -
Fund
WM Growth & Income         24,545,688                    552,430                         -                          -
Fund
WM Growth Fund             42,843,576                    656,932                         -                          -
WM High Yield Fund         11,535,755                     87,576                         -                          -
WM Income Fund             16,600,199                    149,161                         -                          -
WM International           36,256,951                    351,443                         -                          -
Growth Fund
WM Mid Cap Stock           12,516,094                    170,990                         -                          -
Fund
WM REIT Fund                9,663,012                    126,058                         -                          -
WM Small Cap Growth         6,543,442                     70,188                         -                          -
Fund
WM Small Cap Value         10,128,385                    103,075                         -                          -
Fund
WM U.S. Government         26,897,158                    288,351                         -                          -
   Securities Fund

WM West Coast               7,083,377                    241,984                         -                          -
Equity Fund
                                                -----------------                                    -----------------
                                             $         3,747,019                                  $         3,132,037
                                                =================                                    =================


                          Income Distribution from   Realized Gain/Loss         Realized Gain/Loss from
                         Other Investment Companies    on Investments               Other Investment
                                   000's                    000's                      Companies
                                                                                         000's
                         -------------------------   ------------------         -----------------

Disciplined             $                       -   $            1,921        $                -
LargeCap Blend
   Fund

Diversified                                     -               -3,133                         -
International Fund
Equity Income Fund I                        2,929                  163                         -
High Yield Fund II                          2,259                    8                         -
Income Fund                                 2,754                 -181                         -
International                                   -                  -16                         -
Emerging Markets
   Fund

LargeCap Growth Fund                            -               -2,828                         -
MidCap Stock Fund                               -                9,118                         -
Money Market Fund                             224                    -                         -
Mortgage Securities                         4,024                 -404                         -
Fund
Real Estate                                   201                1,168                         -
Securities Fund
SmallCap Growth Fund                            -                  316                         -
SmallCap Value Fund                             -                 -137                         -
West Coast Equity                               -                4,373                         -
Fund
WM Equity Income                            3,806                  633                    31,562
Fund
WM Growth & Income                         11,395                1,034                    47,632
Fund
WM Growth Fund                              1,446               -2,563                         -
WM High Yield Fund                          1,703                   -9                     2,031
WM Income Fund                              1,852                  -53                         -
WM International                           20,258                  383                    59,769
Growth Fund
WM Mid Cap Stock                            2,696                  457                    10,670
Fund
WM REIT Fund                                3,998                1,065                    36,805
WM Small Cap Growth                             -                  -13                         -
Fund
WM Small Cap Value                          4,237                  171                    14,725
Fund
WM U.S. Government                          2,864                  -82                         -
   Securities Fund

WM West Coast                               2,406                   81                     6,539
Equity Fund
                         -------------------------   ------------------         -----------------
                        $                  69,052   $           11,472        $          209,733
                         =========================   ==================         =================


Schedule of Investments

April 30, 2007 (unaudited)
SAM Flexible Income Portfolio

                                                                Shares Held              Value (000's)
INVESTMENT COMPANIES (99.82%)
Principal Investors Fund, Inc. Institutional Class (99.82%)
Disciplined LargeCap Blend Fund (a)                               2,811,157   $                  47,565
Equity Income Fund I (a)                                          1,969,506                      45,554
High Yield Fund II (a)                                            6,135,845                      54,425
Income Fund (a)                                                  22,171,815                     202,429
LargeCap Growth Fund (a)                                          7,600,422                      63,007
MidCap Stock Fund (a)                                               875,235                      19,693
Mortgage Securities Fund (a)                                     24,052,560                     253,995
Real Estate Securities Fund (a)                                     354,084                       9,461
Short Term Income Fund (a)                                        8,240,116                      95,915
SmallCap Growth Fund (a)(b)                                         897,118                       8,460
SmallCap Value Fund (a)                                             421,996                       8,052
West Coast Equity Fund (a)                                          231,891                      10,537
                                                                                                819,093
                                                                                 -----------------------
TOTAL INVESTMENT COMPANIES                                                    $                 819,093
                                                                                 -----------------------
Total Investments                                                             $                 819,093
Other Assets in Excess of Liabilities, Net - 0.18%                                                1,479
                                                                                 -----------------------
TOTAL NET ASSETS - 100.00%                                                    $                 820,572
                                                                                 =======================
                                                                                 -----------------------

                                                                                 =======================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $           73,991
Unrealized Depreciation                                                (6,408)
                                                               ----------------
Net Unrealized Appreciation (Depreciation)                              67,583
Cost for federal income tax purposes                                   751,510
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- --------------------------------- ------ ----------------
Fund Type                                                              Percent
--------------------- --------------------------------- ------ ----------------
Fixed Income Funds                                                      73.94%
Domestic Equity                                                         25.88%
Funds
Other Assets in                                                          0.18%
Excess of
Liabilities, Net
                                                               ----------------
TOTAL NET ASSETS                                                       100.00%
                                                               ================

Affiliated Securities

                         October 31, 2006                           Purchases (c)                      Sales (c)
                      -----------------------------    -------------------------------------    -----------------------------
                              Shares                    Cost (000)           Shares                 Cost (000)
                      -----------------------------    -------------------- ----------------    --------------------
Disciplined                                      -    $                  -        3,127,246  $               37,778
LargeCap Blend
   Fund

Equity Income Fund I                             -                       -        2,057,116                  31,740
High Yield Fund II                               -                       -        6,554,335                  48,776
Income Fund                                      -                       -       23,505,158                 214,395
LargeCap Growth Fund                             -                       -        7,900,870                  47,955
MidCap Stock Fund                                -                       -        1,153,762                  13,522
Mortgage Securities                              -                       -       25,439,252                 273,599
Fund
Real Estate                                      -                       -          370,748                   6,793
Securities Fund
Short Term Income                                -                       -        8,711,053                 102,066
Fund
SmallCap Growth Fund                             -                       -        1,057,042                   4,611
SmallCap Value Fund                              -                       -          497,952                   8,736
West Coast Equity                                -                       -          250,670                   6,206
Fund
WM Equity Income                         1,774,927                  25,223          101,824                   2,237
Fund
WM Growth & Income                       1,938,075                  36,710          184,047                   4,779
Fund
WM Growth Fund                           3,621,984                  50,254            6,364                     115
WM High Yield Fund                       6,527,510                  48,482          273,518                   2,398
WM Income Fund                          23,672,049                 216,157          352,033                   3,213
WM Mid Cap Stock                         1,181,439                  13,858           60,931                   1,294
Fund
WM REIT Fund                               419,895                   4,191          118,018                   2,226
WM Short Term                           43,913,189                 103,001          463,124                   1,074
Income Fund
WM Small Cap Growth                        611,467                   4,959                -                       -
Fund
WM Small Cap Value                         765,097                   7,615          147,327                   1,650
Fund
WM U.S. Government                      25,615,933                 275,879          314,385                   3,321
   Securities Fund

WM West Coast                              262,137                   6,583            7,473                     331
Equity Fund
                                                       --------------------                     --------------------
                                                      $            792,912                   $              818,815
                                                       ====================                     ====================

Affiliated Securities

                                   April 30, 2007
                      -         -------------------------
                           Shares                 Proceeds (000)                Shares        Cost (000)
                      -----------------          -----------------          ---------------- ---------------
Disciplined                    316,089        $             5,130                 2,811,157 $        32,809
LargeCap Blend
   Fund

Equity Income Fund I            87,610                      1,978                 1,969,506          29,788
High Yield Fund II             418,490                      3,690                 6,135,845          45,244
Income Fund                  1,333,343                     12,134                22,171,815         201,943
LargeCap Growth Fund           300,448                      2,430                 7,600,422          45,512
MidCap Stock Fund              278,527                      5,961                   875,235           9,689
Mortgage Securities          1,386,692                     14,607                24,052,560         258,376
Fund
Real Estate                     16,664                        463                   354,084           6,285
Securities Fund
Short Term Income              470,937                      5,469                 8,240,116          96,439
Fund
SmallCap Growth Fund           159,924                      1,431                   897,118           3,734
SmallCap Value Fund             75,956                      1,442                   421,996           7,314
West Coast Equity               18,779                        832                   231,891           5,630
Fund
WM Equity Income             1,876,751                     27,730                         -               -
Fund
WM Growth & Income           2,122,122                     42,323                         -               -
Fund
WM Growth Fund               3,628,348                     50,522                         -               -
WM High Yield Fund           6,801,028                     50,940                         -               -
WM Income Fund              24,024,082                    219,159                         -               -
WM Mid Cap Stock             1,242,370                     15,416                         -               -
Fund
WM REIT Fund                   537,913                      6,583                         -               -
WM Short Term               44,376,313                    103,969                         -               -
Income Fund
WM Small Cap Growth            611,467                      5,067                         -               -
Fund
WM Small Cap Value             912,424                      9,327                         -               -
Fund
WM U.S. Government          25,930,318                    278,802                         -               -
   Securities Fund

WM West Coast                  269,610                      7,044                         -               -
Equity Fund
                                                 -----------------                           ---------------
                                              $           872,449                           $       742,763
                                                 =================                           ===============


                           Income Distribution from             Realized Gain/Loss                 Realized Gain/Loss from
                          Other Investment Companies              on Investments                       Other Investment
                                    000's                              000's                              Companies
                                                                                                            000's
                          ---------------------------------     -------------------------          -------------------------

Disciplined              $                               -    $                      161        $                         -
LargeCap Blend
   Fund

Equity Income Fund I                                   184                            26                                  -
High Yield Fund II                                   1,218                           158                                  -
Income Fund                                          3,423                          -318                                  -
LargeCap Growth Fund                                     -                           -13                                  -
MidCap Stock Fund                                        -                         2,128                                  -
Mortgage Securities                                  3,742                          -616                                  -
Fund
Real Estate                                             15                           -45                                  -
Securities Fund
Short Term Income                                    1,264                          -158                                  -
Fund
SmallCap Growth Fund                                     -                           554                                  -
SmallCap Value Fund                                      -                            20                                  -
West Coast Equity                                        -                           256                                  -
Fund
WM Equity Income                                       238                           270                              1,999
Fund
WM Growth & Income                                     934                           834                              3,846
Fund
WM Growth Fund                                         115                           153                                  -
WM High Yield Fund                                     984                            60                              1,175
WM Income Fund                                       2,638                          -211                                  -
WM Mid Cap Stock                                       258                           264                              1,035
Fund
WM REIT Fund                                           219                           166                              2,007
WM Short Term                                          900                          -106                                  -
Income Fund
WM Small Cap Growth                                      -                           108                                  -
Fund
WM Small Cap Value                                     370                            62                              1,280
Fund
WM U.S. Government                                   2,720                          -398                                  -
   Securities Fund

WM West Coast                                           88                           130                                243
Equity Fund
                          ---------------------------------     -------------------------          -------------------------
                         $                          19,310    $                    3,485        $                    11,585
                          =================================     =========================          =========================

Schedule of Investments

April 30, 2007 (unaudited)
SAM Strategic Growth Portfolio

                                                             Shares Held              Value (000's)
INVESTMENT COMPANIES (100.18%)
Principal Investors Fund, Inc. Institutional Class (100.18%)
Disciplined LargeCap Blend Fund (a)                               23,349,448   $                 395,073
Diversified International Fund (a)                                17,813,407                     266,667
Equity Income Fund I (a)                                          21,073,774                     487,436
High Yield Fund II (a)                                            10,945,660                      97,088
International Emerging Markets Fund (a)                            2,207,423                      61,631
LargeCap Growth Fund (a)                                          69,456,734                     575,796
MidCap Stock Fund (a)                                              7,374,782                     165,933
Money Market Fund (a)                                                 11,872                          12
Real Estate Securities Fund (a)                                    3,336,229                      89,144
SmallCap Growth Fund (a)(b)                                        7,445,664                      70,213
SmallCap Value Fund (a)                                            3,236,226                      61,747
West Coast Equity Fund (a)                                         4,082,319                     185,500
                                                                                               2,456,240
                                                                                  -----------------------
TOTAL INVESTMENT COMPANIES                                                     $               2,456,240
                                                                                  -----------------------
Total Investments                                                              $               2,456,240
Liabilities in Excess of Other Assets, Net - (0.18)%                                             (4,398)
                                                                                  -----------------------
TOTAL NET ASSETS - 100.00%                                                     $               2,451,842
                                                                                  =======================
                                                                                  -----------------------

                                                                                  =======================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $          492,761
Unrealized Depreciation                                              (9,716)
                                                             ----------------
Net Unrealized Appreciation (Depreciation)                           483,045
Cost for federal income tax purposes                               1,973,195
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------- ------ ----------------
Fund Type                                                            Percent
--------------------- ------------------------------- ------ ----------------
Domestic Equity                                                       82.83%
Funds
International                                                         13.39%
Equity Funds
Fixed Income Funds                                                     3.96%
Liabilities in                                                      (-0.18%)
Excess of Other
Assets, Net
                                                             ----------------
TOTAL NET ASSETS                                                     100.00%
                                                             ================

Affiliated Securities

                      October 31, 2006                         Purchases (c)                             Sales (c)
                      --------------------------  ------------------------------------------    -----------------------------
                           Shares                  Cost (000)                Shares                 Cost (000)
                      --------------------------  --------------------     -----------------    --------------------
Disciplined                                   -  $                  -            25,154,847  $              362,282
LargeCap Blend
   Fund

Diversified                                   -                     -            20,587,798                 248,422
International Fund
Equity Income Fund I                          -                     -            21,624,602                 393,911
High Yield Fund II                            -                     -            11,282,283                  89,232
International                                 -                     -             2,223,069                  57,391
Emerging Markets
   Fund

LargeCap Growth Fund                          -                     -            70,272,794                 503,393
MidCap Stock Fund                             -                     -             9,205,535                 123,565
Money Market Fund                             -                     -            52,211,873                  52,212
Real Estate                                   -                     -             3,792,022                  74,098
Securities Fund
SmallCap Growth Fund                          -                     -             7,819,323                  48,227
SmallCap Value Fund                           -                     -             3,779,270                  66,794
West Coast Equity                             -                     -             4,863,640                 165,044
Fund
WM Equity Income                     17,820,458               309,225             1,044,964                  22,955
Fund
WM Growth & Income                   14,473,059               328,409             1,482,094                  38,479
Fund
WM Growth Fund                       30,645,273               498,815                57,614                   1,039
WM High Yield Fund                   10,830,531                85,272               461,838                   4,049
WM International                     20,558,682               196,492             4,891,713                  56,352
Growth Fund
WM Mid Cap Stock                      8,896,395               116,665               471,683                  10,013
Fund
WM REIT Fund                          4,578,008                53,492             1,319,782                  24,866
WM Small Cap Growth                   4,302,818                48,085                     -                       -
Fund
WM Small Cap Value                    5,530,801                55,067             1,115,822                  12,486
Fund
WM West Coast                         4,770,979               160,891               140,389                   6,215
Equity Fund
                                                  --------------------                          --------------------
                                                 $          1,852,413                        $            2,361,025
                                                  ====================                          ====================

Affiliated Securities

                                    April 30, 2007
                               -------------------------
                          Shares                 Proceeds (000)                Shares                   Cost (000)
                      ----------------          -----------------          ----------------          -----------------
Disciplined                 1,805,399        $            29,368                23,349,448        $           332,880
LargeCap Blend
   Fund

Diversified                 2,774,391                     38,714                17,813,407                    206,203
International Fund
Equity Income Fund I          550,828                     12,311                21,073,774                    381,628
High Yield Fund II            336,623                      2,967                10,945,660                     86,277
International                  15,646                        421                 2,207,423                     56,978
Emerging Markets
   Fund

LargeCap Growth Fund          816,060                      6,573                69,456,734                    493,474
MidCap Stock Fund           1,830,753                     39,122                 7,374,782                     91,307
Money Market Fund          52,200,001                     52,200                    11,872                         12
Real Estate                   455,793                     12,726                 3,336,229                     61,018
Securities Fund
SmallCap Growth Fund          373,659                      3,350                 7,445,664                     45,133
SmallCap Value Fund           543,044                     10,301                 3,236,226                     56,236
West Coast Equity             781,321                     34,342                 4,082,319                    132,970
Fund
WM Equity Income           18,865,422                    332,494                         -                          -
Fund
WM Growth & Income         15,955,153                    367,392                         -                          -
Fund
WM Growth Fund             30,702,887                    498,511                         -                          -
WM High Yield Fund         11,292,369                     89,316                         -                          -
WM International           25,450,395                    253,001                         -                          -
Growth Fund
WM Mid Cap Stock            9,368,078                    127,018                         -                          -
Fund
WM REIT Fund                5,897,790                     78,998                         -                          -
WM Small Cap Growth         4,302,818                     48,081                         -                          -
Fund
WM Small Cap Value          6,646,623                     67,645                         -                          -
Fund
WM West Coast               4,911,368                    167,140                         -                          -
Equity Fund
                                                -----------------                                    -----------------
                                             $         2,271,991                                  $         1,944,116
                                                =================                                    =================


                        Income Distribution from        Realized Gain/Loss    Realized Gain/Loss from
                       Other Investment Companies         on Investments          Other Investment
                                 000's                         000's                 Companies
                                                                                       000's
                       --------------------          ---------------------          --------------

Disciplined           $                  -        $                   -34        $              -
LargeCap Blend
   Fund

Diversified                              -                         -3,505                       -
International Fund
Equity Income Fund I                 1,943                             28                       -
High Yield Fund II                   2,150                             12                       -
International                            -                              8                       -
Emerging Markets
   Fund

LargeCap Growth Fund                     -                         -3,346                       -
MidCap Stock Fund                        -                          6,864                       -
Money Market Fund                       76                              -                       -
Real Estate                            140                           -354                       -
Securities Fund
SmallCap Growth Fund                     -                            256                       -
SmallCap Value Fund                      -                           -257                       -
West Coast Equity                        -                          2,268                       -
Fund
WM Equity Income                     2,473                            314                  20,483
Fund
WM Growth & Income                   7,427                            504                  31,052
Fund
WM Growth Fund                       1,039                         -1,343                       -
WM High Yield Fund                   1,667                             -5                   1,987
WM International                    14,275                            157                  42,077
Growth Fund
WM Mid Cap Stock                     2,024                            340                   7,989
Fund
WM REIT Fund                         2,438                            640                  22,428
WM Small Cap Growth                      -                             -4                       -
Fund
WM Small Cap Value                   2,789                             92                   9,696
Fund
WM West Coast                        1,674                             34                   4,541
Equity Fund
                       --------------------          ---------------------          --------------
                      $             40,115        $                 2,669        $        140,253
                       ====================          =====================          ==============

Schedule of Investments

April 30, 2007 (unaudited)
Short-Term Bond Fund
                                                                    Principal
                                                                  Amount (000's)         Value (000's)
BONDS (87.75%)
Advertising Services (0.13%)
Advanstar Communications Inc
      10.75%, 8/15/2010                                        $             300     $               326
                                                                                        -----------------

Aerospace & Defense (0.05%)
Raytheon Co
      6.75%, 8/15/2007                                                       131                     131
                                                                                        -----------------

Aerospace & Defense Equipment (0.04%)
Sequa Corp
      9.00%, 8/ 1/2009                                                       100                     106
                                                                                        -----------------

Agricultural Operations (0.28%)
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                                      700                     689
                                                                                        -----------------

Airlines (0.11%)
American Airlines Inc
      7.25%, 2/ 5/2009                                                       275                     278
                                                                                        -----------------

Apparel Manufacturers (0.11%)
Levi Strauss & Co
      12.25%, 12/15/2012                                                     250                     273
                                                                                        -----------------

Appliances (0.08%)
Whirlpool Corp
      5.85%, 6/15/2009 (a)                                                   200                     200
                                                                                        -----------------

Asset Backed Securities (2.89%)
Carrington Mortgage Loan Trust
      5.60%, 12/25/2035 (a)(b)                                               475                     475
Chase Funding Mortgage Loan
Asset-Backed Certificates
      5.55%, 12/25/2033 (a)                                                  115                     115
Citigroup Mortgage Loan Trust Inc
      5.47%, 3/25/2037 (a)(b)                                                400                     400
Countrywide Asset-Backed Certificates
      4.32%, 10/25/2035 (a)                                                   32                      32
      5.57%, 4/25/2036 (a)(b)                                                500                     501
      5.82%, 2/25/2037 (a)                                                   575                     576
      6.02%, 9/25/2046 (a)                                                 1,900                   1,906
Countrywide Home Equity Loan Trust
      5.55%, 12/15/2035 (a)                                                  159                     159
      5.56%, 2/15/2036 (a)(b)                                                475                     475
Encore Credit Receivables Trust
      5.52%, 2/25/2035 (a)                                                   101                     101
Equity One ABS Inc
      4.26%, 7/25/2034 (a)                                                    40                      40
First-Citizens Home Equity Loan LLC
      5.53%, 9/15/2022 (a)(c)                                                259                     258
GMAC Mortgage Corp Loan Trust
      5.50%, 8/25/2035 (a)                                                   200                     200

Asset Backed Securities
Great America Leasing Receivables
      5.39%, 9/15/2011 (c)                                                   925                     930
Nomura Asset Acceptance Corp
      5.55%, 6/25/2035 (a)                                                    30                      30
      5.54%, 1/25/2036 (a)(b)(c)                                             417                     417
Popular ABS Mortgage Pass-Through Trust
      5.58%, 11/25/2035 (a)(b)                                               475                     475
Residential Asset Mortgage Products Inc
      5.55%, 12/25/2034 (a)                                                    4                       4
Saxon Asset Securities Trust
      5.66%, 12/26/2034 (a)                                                   42                      42
                                                                                        -----------------
                                                                                                   7,136
                                                                                        -----------------
Auto - Car & Light Trucks (0.48%)
DaimlerChrysler NA Holding Corp
      4.05%, 6/ 4/2008                                                       275                     271
      5.77%, 3/13/2009 (a)                                                   375                     376
      5.88%, 3/15/2011                                                       525                     535
                                                                                        -----------------
                                                                                                   1,182
                                                                                        -----------------
Auto/Truck Parts & Equipment - Original (0.18%)
Tenneco Inc
      10.25%, 7/15/2013                                                      400                     438
                                                                                        -----------------

Automobile Sequential (0.55%)
Capital Auto Receivables Asset Trust
      5.69%, 6/15/2010 (a)                                                   185                     186
Capital One Prime Auto Receivables Trust
      3.11%, 11/15/2010                                                      300                     297
Carss Finance LP
      6.27%, 1/15/2011 (a)(c)                                                106                     107
Ford Credit Auto Owner Trust
      5.47%, 9/15/2012 (a)                                                   350                     350
WFS Financial Owner Trust
      4.50%, 5/17/2013                                                       425                     421
                                                                                        -----------------
                                                                                                   1,361
                                                                                        -----------------
Beverages - Non-Alcoholic (0.15%)
Panamerican Beverages Inc
      7.25%, 7/ 1/2009                                                       350                     363
                                                                                        -----------------

Brewery (0.25%)
Coors Brewing Co
      6.38%, 5/15/2012                                                       600                     625
                                                                                        -----------------

Building - Residential & Commercial (0.21%)
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                                     300                     304
KB Home
      9.50%, 2/15/2011                                                       200                     205
                                                                                        -----------------
                                                                                                     509
                                                                                        -----------------
Building & Construction Products -
Miscellaneous (0.17%)
CRH America Inc
      6.95%, 3/15/2012                                                       400                     425
                                                                                        -----------------

Building Products - Cement & Aggregate (0.21%)
Martin Marietta Corp
      5.51%, 4/30/2010 (a)                                                   530                     530
                                                                                        -----------------


Building Products - Wood (0.14%)
Masco Corp
      5.65%, 3/12/2010 (a)                                                   335                     336
                                                                                        -----------------

Cable TV (0.66%)
Comcast Corp
      5.45%, 11/15/2010                                                      300                     303
COX Communications Inc
      4.63%, 1/15/2010                                                       475                     469
      7.13%, 10/ 1/2012                                                      300                     324
CSC Holdings Inc
      7.88%, 12/15/2007                                                      250                     253
Rogers Cable Inc
      7.88%, 5/ 1/2012                                                       250                     274
                                                                                        -----------------
                                                                                                   1,623
                                                                                        -----------------
Casino Hotels (0.08%)
Mirage Resorts Inc
      6.75%, 8/ 1/2007                                                       200                     200
                                                                                        -----------------

Cellular Telecommunications (0.66%)
America Movil SAB de CV
      5.45%, 6/27/2008 (a)(b)(c)                                             350                     350
Rogers Wireless Inc
      8.48%, 12/15/2010 (a)                                                  100                     102
      7.25%, 12/15/2012                                                      150                     162
Vodafone Group PLC
      5.69%, 6/15/2011 (a)(b)                                                475                     477
      5.35%, 2/27/2012                                                       550                     553
                                                                                        -----------------
                                                                                                   1,644
                                                                                        -----------------
Chemicals - Diversified (0.15%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                                       145                     145
Huntsman LLC
      11.50%, 7/15/2012                                                      200                     223
                                                                                        -----------------
                                                                                                     368
                                                                                        -----------------
Chemicals - Specialty (0.18%)
Millennium America Inc
      9.25%, 6/15/2008                                                       225                     233
Rhodia SA
      8.88%, 6/ 1/2011                                                       200                     209
                                                                                        -----------------
                                                                                                     442
                                                                                        -----------------
Coatings & Paint (0.27%)
Valspar Corp
      6.00%, 5/ 1/2007                                                       235                     235
      5.63%, 5/ 1/2012                                                       430                     432
                                                                                        -----------------
                                                                                                     667
                                                                                        -----------------
Commercial Banks (0.42%)
Glitnir Banki HF
      5.52%, 10/15/2008 (a)(c)                                               200                     200
HSBC America Capital Trust I
      7.81%, 12/15/2026 (c)                                                  375                     390
VTB Capital SA for Vneshtorgbank
      6.10%, 9/21/2007 (c)                                                   180                     180
Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                                                       250                     269
                                                                                        -----------------
                                                                                                   1,039
                                                                                        -----------------

Commercial Services - Finance (0.04%)
Equifax Inc
      4.95%, 11/ 1/2007                                                       90                      90
                                                                                        -----------------

Computer Services (0.06%)
Sungard Data Systems Inc
      3.75%, 1/15/2009                                                       150                     145
                                                                                        -----------------

Computers - Memory Devices (0.14%)
Seagate Technology HDD Holdings
      6.19%, 10/ 1/2009 (a)                                                  150                     151
      6.38%, 10/ 1/2011 (d)                                                  200                     199
                                                                                        -----------------
                                                                                                     350
                                                                                        -----------------
Containers - Metal & Glass (0.16%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                                       379                     387
                                                                                        -----------------

Credit Card Asset Backed Securities (1.84%)
American Express Credit Account Master Trust
      5.72%, 9/15/2010 (a)(b)                                                250                     251
Bank One Issuance Trust
      5.69%, 12/15/2010 (a)(b)                                               750                     752
Chase Credit Card Master Trust
      5.65%, 1/17/2011 (a)                                                   750                     753
Citibank Credit Card Issuance Trust
      5.68%, 6/25/2009 (a)                                                   300                     300
      6.49%, 12/15/2009 (a)                                                  650                     653
Citibank Credit Card Master Trust I
      5.88%, 3/10/2011                                                       700                     711
Discover Card Master Trust I
      5.50%, 4/16/2010 (a)                                                   350                     350
GE Capital Credit Card Master Note Trust
      5.49%, 3/15/2013 (a)                                                   175                     175
Providian Master Note Trust
      5.10%, 11/15/2012 (c)                                                  600                     600
                                                                                        -----------------
                                                                                                   4,545
                                                                                        -----------------
Cruise Lines (0.13%)
Royal Caribbean Cruises Ltd
      7.00%, 10/15/2007                                                      225                     226
      6.75%, 3/15/2008                                                       100                     101
                                                                                        -----------------
                                                                                                     327
                                                                                        -----------------
Data Processing & Management (0.16%)
Fidelity National Information Services
      4.75%, 9/15/2008                                                       415                     407
                                                                                        -----------------

Diversified Manufacturing Operations (0.10%)
Tyco International Group SA
      6.13%, 1/15/2009                                                       240                     244
                                                                                        -----------------

Drug Delivery Systems (0.11%)
Hospira Inc
      5.55%, 3/30/2012                                                       280                     282
                                                                                        -----------------

Electric - Generation (0.19%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                                                     149                     160

Electric - Generation
Indiantown Cogeneration LP
      9.26%, 12/15/2010                                                      299                     316
                                                                                        -----------------
                                                                                                     476
                                                                                        -----------------
Electric - Integrated (3.46%)
Arizona Public Service Co
      6.38%, 10/15/2011                                                      350                     363
Commonwealth Edison Co
      3.70%, 2/ 1/2008                                                       250                     246
Constellation Energy Group Inc
      6.13%, 9/ 1/2009                                                       750                     764
Dominion Resources Inc/VA
      5.65%, 9/28/2007 (a)                                                   270                     270
      5.69%, 5/15/2008                                                       225                     226
DTE Energy Co
      5.63%, 8/16/2007 (b)                                                   425                     425
      6.65%, 4/15/2009 (d)                                                   375                     385
Entergy Gulf States Inc
      3.60%, 6/ 1/2008                                                        75                      73
      6.09%, 12/ 8/2008 (a)(c)                                               200                     201
Entergy Louisiana LLC
      5.83%, 11/ 1/2010                                                      400                     398
Exelon Corp
      4.45%, 6/15/2010                                                       300                     293
Georgia Power Co
      5.54%, 2/17/2009 (a)                                                   195                     195
Integrys Energy Group Inc
      7.00%, 11/ 1/2009                                                      700                     729
Ipalco Enterprises Inc
      8.38%, 11/14/2008 (a)                                                  150                     155
Nevada Power Co
      9.00%, 8/15/2013                                                       300                     323
Northeast Utilities
      3.30%, 6/ 1/2008                                                       250                     244
Ohio Power Co
      5.53%, 4/ 5/2010 (a)                                                   390                     390
Pepco Holdings Inc
      5.50%, 8/15/2007                                                       130                     130
PSEG Power LLC
      3.75%, 4/ 1/2009                                                       525                     510
Public Service Co of Colorado
      4.38%, 10/ 1/2008                                                      190                     188
Scottish Power PLC
      4.91%, 3/15/2010                                                       450                     447
Tampa Electric Co
      5.38%, 8/15/2007                                                       300                     300
TECO Energy Inc
      6.13%, 5/ 1/2007                                                       175                     175
Texas-New Mexico Power Co
      6.13%, 6/ 1/2008                                                       200                     201
TXU Electric Delivery Co
      5.00%, 9/ 1/2007                                                       170                     170
      5.73%, 9/16/2008 (a)(c)                                                135                     135
TXU Energy Co LLC
      6.13%, 3/15/2008                                                       225                     226
      5.85%, 9/16/2008 (a)(c)                                                400                     400
                                                                                        -----------------
                                                                                                   8,562
                                                                                        -----------------

Electronic Components - Miscellaneous (0.15%)
Jabil Circuit Inc
      5.88%, 7/15/2010                                                       375                     373
                                                                                        -----------------

Electronic Components - Semiconductors (0.28%)
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                                                       280                     290
Hynix Semiconductor Manufacturing America Inc
      8.63%, 5/15/2007 (c)                                                   400                     400
                                                                                        -----------------
                                                                                                     690
                                                                                        -----------------
Electronic Connectors (0.11%)
Thomas & Betts Corp
      6.63%, 5/ 7/2008                                                       275                     277
                                                                                        -----------------

Finance - Auto Loans (0.28%)
Ford Motor Credit Co
      9.88%, 8/10/2011                                                       175                     186
GMAC LLC
      6.31%, 11/30/2007                                                      100                     100
      6.00%, 12/15/2011                                                      135                     131
Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (c)                                                   270                     265
                                                                                        -----------------
                                                                                                     682
                                                                                        -----------------
Finance - Commercial (0.50%)
CIT Group Inc
      5.59%, 4/27/2011 (a)                                                   350                     348
      5.64%, 7/28/2011 (a)                                                   350                     347
      5.80%, 7/28/2011                                                       175                     178
      6.10%, 3/15/2067                                                        95                      92
Textron Financial Corp
      6.81%, 11/15/2007 (a)                                                  275                     277
                                                                                        -----------------
                                                                                                   1,242
                                                                                        -----------------
Finance - Consumer Loans (0.66%)
American General Finance Corp
      4.88%, 5/15/2010                                                       375                     374
HSBC Finance Corp
      5.64%, 11/16/2009 (a)(b)                                               475                     478
      5.70%, 9/14/2012 (a)                                                   325                     326
SLM Corp
      3.28%, 3/ 2/2009 (a)(b)                                                475                     451
                                                                                        -----------------
                                                                                                   1,629
                                                                                        -----------------
Finance - Credit Card (0.21%)
Capital One Bank
      5.75%, 9/15/2010                                                       500                     508
                                                                                        -----------------

Finance - Investment Banker & Broker (1.43%)
Credit Suisse USA Inc
      5.46%, 6/ 2/2008 (a)(b)                                                550                     551
Goldman Sachs Group Inc/The
      5.55%, 3/ 2/2010 (a)                                                   300                     301
      6.88%, 1/15/2011                                                       450                     476
      5.54%, 2/ 6/2012 (a)                                                   175                     175
Lehman Brothers Holdings Inc
      5.61%, 11/10/2009 (a)(b)                                               350                     351
Merrill Lynch & Co Inc
      5.61%, 2/ 6/2009 (a)(b)                                                150                     151
      3.24%, 3/ 2/2009 (a)                                                   195                     188
      5.58%, 2/ 5/2010 (a)                                                   200                     201
Finance - Investment Banker & Broker
Merrill Lynch & Co Inc (continued)
      5.56%, 11/ 1/2011 (a)                                                  300                     300
Morgan Stanley
      5.64%, 1/15/2010 (a)                                                   455                     457
      5.63%, 1/ 9/2012                                                       375                     381
                                                                                        -----------------
                                                                                                   3,532
                                                                                        -----------------
Finance - Leasing Company (0.35%)
Case Credit Corp
      6.75%, 10/21/2007                                                      200                     200
International Lease Finance Corp
      5.80%, 8/15/2007                                                       165                     165
      5.76%, 1/15/2010 (a)                                                   100                     101
      5.30%, 5/ 1/2012                                                       400                     400
                                                                                        -----------------
                                                                                                     866
                                                                                        -----------------
Finance - Mortgage Loan/Banker (3.09%)
Countrywide Financial Corp
      5.61%, 5/ 5/2008 (a)                                                   380                     380
      5.62%, 12/19/2008 (a)                                                  230                     230
Fannie Mae
      5.62%, 2/25/2032 (a)(b)                                                405                     406
      5.57%, 3/25/2035 (a)                                                   156                     156
Fannie Mae Whole Loan
      5.52%, 5/25/2035 (a)(b)                                                440                     442
Freddie Mac
      5.13%, 12/15/2013                                                      603                     598
      5.50%, 1/15/2017                                                        65                      65
      4.00%, 1/15/2022                                                       486                     483
      5.77%, 6/15/2023 (a)                                                   313                     317
      5.52%, 4/15/2030 (a)(b)                                                172                     172
      5.62%, 10/15/2034 (a)                                                  255                     256
Ginnie Mae
      1.83%, 10/16/2012 (a)                                                8,032                     338
      3.96%, 6/16/2031                                                     1,896                   1,837
      1.13%, 2/16/2047 (a)                                                15,319                     982
Residential Capital LLC
      6.73%, 6/29/2007 (a)(b)                                                550                     551
      5.84%, 6/ 9/2008 (a)(b)                                                225                     223
      6.50%, 4/17/2013                                                       210                     210
                                                                                        -----------------
                                                                                                   7,646
                                                                                        -----------------
Finance - Other Services (0.27%)
Alamosa Delaware Inc
      8.50%, 1/31/2012                                                       200                     211
Mizuho JGB Investment LLC
      9.87%, 12/29/2049 (a)(c)                                               425                     446
                                                                                        -----------------
                                                                                                     657
                                                                                        -----------------
Financial Guarantee Insurance (0.14%)
MGIC Investment Corp
      5.63%, 9/15/2011                                                       350                     352
                                                                                        -----------------

Food - Miscellaneous/Diversified (0.30%)
ConAgra Foods Inc
      7.88%, 9/15/2010                                                       368                     398
General Mills Inc
      5.48%, 1/22/2010 (a)(b)                                                350                     350
                                                                                        -----------------
                                                                                                     748
                                                                                        -----------------

Food - Retail (0.47%)
Delhaize America Inc
      8.13%, 4/15/2011                                                       300                     332
Kroger Co/The
      6.38%, 3/ 1/2008                                                       485                     489
Safeway Inc
      6.50%, 11/15/2008                                                      175                     178
      5.70%, 3/27/2009 (a)                                                   175                     175
                                                                                        -----------------
                                                                                                   1,174
                                                                                        -----------------
Gas - Distribution (0.34%)
Sempra Energy
      4.75%, 5/15/2009                                                       150                     149
Southern California Gas Co
      5.53%, 12/ 1/2009 (a)                                                  100                     100
Southern Union Co
      6.15%, 8/16/2008                                                       300                     302
      7.20%, 11/ 1/2066 (a)                                                  280                     285
                                                                                        -----------------
                                                                                                     836
                                                                                        -----------------
Health Care Cost Containment (0.30%)
McKesson Corp
      5.25%, 3/ 1/2013                                                       750                     748
                                                                                        -----------------

Home Equity - Other (5.97%)
ACE Securities Corp
      5.53%, 8/25/2035 (a)(b)                                                750                     750
      5.52%, 10/25/2035 (a)                                                  400                     400
Asset Backed Funding Certificates
      5.58%, 2/25/2035 (a)                                                    22                      22
Bear Stearns Asset Backed Securities Inc
      5.92%, 3/25/2034 (a)(b)                                                409                     409
Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (a)                                                 1,825                   1,842
      5.71%, 11/25/2035 (a)                                                1,450                   1,444
First NLC Trust
      5.65%, 5/25/2035 (a)                                                   338                     337
GMAC Mortgage Corp Loan Trust
      4.62%, 6/25/2035 (a)                                                   633                     627
      5.75%, 10/25/2036                                                      950                     951
GSAA Trust
      6.04%, 7/25/2036                                                       900                     907
Indymac Seconds Asset Backed Trust
      5.77%, 5/25/2036 (a)                                                 1,400                   1,402
IXIS Real Estate Capital Trust
      5.56%, 12/25/2035 (a)(b)                                               450                     450
MASTR Asset Backed Securities Trust
      5.82%, 3/25/2035 (a)(b)                                                575                     571
Merrill Lynch Mortgage Investors Inc
      5.52%, 2/25/2036 (a)                                                    94                      94
Morgan Stanley ABS Capital I
      5.57%, 9/25/2035 (a)(b)                                                800                     801
New Century Home Equity Loan Trust
      5.61%, 3/25/2035 (a)                                                    28                      28
Option One Mortgage Loan Trust
      5.56%, 2/25/2035 (a)(b)                                                 71                      71
      5.54%, 5/25/2035 (a)(b)                                                332                     332
      5.77%, 3/25/2037 (a)                                                   500                     501
Renaissance Home Equity Loan Trust
      5.76%, 8/25/2036 (a)                                                 1,375                   1,374

Home Equity - Other
Residential Asset Securities Corp
      4.47%, 3/25/2032                                                     1,119                   1,105
      6.47%, 3/25/2035 (a)                                                    50                      49
      5.52%, 5/25/2035 (a)(b)                                                290                     290
                                                                                        -----------------
                                                                                                  14,757
                                                                                        -----------------
Home Equity - Sequential (2.33%)
Countrywide Asset-Backed Certificates
      5.68%, 6/25/2035                                                     2,000                   2,003
      5.56%, 4/25/2036                                                     1,000                     995
      5.51%, 8/25/2036                                                       570                     569
      5.81%, 11/25/2036                                                    1,250                   1,242
New Century Home Equity Loan Trust
      4.76%, 11/25/2033                                                      952                     944
                                                                                        -----------------
                                                                                                   5,753
                                                                                        -----------------
Hotels & Motels (0.08%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                                       200                     200
                                                                                        -----------------

Housewares (0.11%)
Vitro SA de CV
      8.63%, 2/ 1/2012 (c)                                                   255                     264
                                                                                        -----------------

Independent Power Producer (0.13%)
Reliant Energy Inc
      9.25%, 7/15/2010                                                       300                     315
                                                                                        -----------------

Industrial Automation & Robots (0.08%)
Intermec Inc
      7.00%, 3/15/2008                                                       200                     201
                                                                                        -----------------

Insurance Brokers (0.16%)
Marsh & McLennan Cos Inc
      5.50%, 7/13/2007 (a)                                                   175                     175
      3.63%, 2/15/2008                                                       220                     216
                                                                                        -----------------
                                                                                                     391
                                                                                        -----------------
Life & Health Insurance (1.18%)
Cigna Corp
      7.00%, 1/15/2011                                                       375                     396
Lincoln National Corp
      5.25%, 6/15/2007                                                       160                     160
      6.05%, 4/20/2067 (a)                                                   210                     208
Pacific Life Global Funding
      5.58%, 6/22/2011 (a)(c)                                                175                     175
Phoenix Cos Inc/The
      6.68%, 2/16/2008                                                       550                     553
Prudential Financial Inc
      5.49%, 6/13/2008 (a)                                                   250                     251
Stancorp Financial Group Inc
      6.88%, 10/ 1/2012                                                      510                     541
Sun Life Financial Global Funding LP
      5.60%, 7/ 6/2010 (a)(c)                                                175                     175
Unum Group
      6.00%, 5/15/2008                                                       175                     176
      5.86%, 5/15/2009                                                       275                     277
                                                                                        -----------------
                                                                                                   2,912
                                                                                        -----------------

Machinery - Farm (0.07%)
Case New Holland Inc
      9.25%, 8/ 1/2011                                                       155                     163
                                                                                        -----------------

Medical - Drugs (0.20%)
Angiotech Pharmaceuticals Inc
      9.11%, 12/ 1/2013 (a)(c)                                               225                     231
Elan Finance PLC/Elan Finance Corp
      9.48%, 12/ 1/2013 (a)(c)                                               250                     254
                                                                                        -----------------
                                                                                                     485
                                                                                        -----------------
Medical - HMO (0.08%)
Coventry Health Care Inc
      5.95%, 3/15/2017                                                       210                     209
                                                                                        -----------------

Medical - Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
      5.62%, 10/ 2/2009 (a)(c)                                               300                     300
                                                                                        -----------------

Medical Products (0.12%)
Mallinckrodt Inc
      6.50%, 11/15/2007                                                      300                     301
                                                                                        -----------------

Metal - Diversified (0.15%)
Falconbridge Ltd
      7.25%, 7/15/2012                                                       350                     382
                                                                                        -----------------

Metal Processors & Fabrication (0.12%)
Timken Co
      5.75%, 2/15/2010                                                       300                     299
                                                                                        -----------------

Mortgage Backed Securities (37.79%)
ACT Depositor Corp
      5.62%, 9/22/2041 (a)(b)(c)                                             775                     773
Banc of America Alternative Loan Trust
      5.72%, 6/25/2036 (a)(b)                                                822                     821
Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                                                      189                     190
      6.85%, 4/15/2036                                                       200                     211
      0.34%, 9/10/2045                                                    85,305                     826
      0.22%, 10/10/2045                                                   83,746                     386
      5.31%, 10/10/2045 (a)                                                1,000                   1,003
      0.60%, 7/10/2046 (a)                                                54,689                   1,170
Banc of America Large Loan
      5.61%, 2/ 9/2021 (a)(c)                                                200                     200
Banc of America Mortgage Securities Inc
      4.78%, 5/25/2035 (a)                                                   950                     941
Bear Stearns Adjustable Rate Mortgage Trust
      5.08%, 9/25/2034 (a)                                                   500                     500
Bear Stearns Alt-A Trust
      5.60%, 7/25/2035 (a)                                                    60                      60
      6.23%, 8/25/2036 (a)                                                 1,650                   1,655
Bear Stearns Commercial Mortgage Securities Inc
      7.00%, 5/20/2030                                                       783                     820
      7.64%, 2/15/2032                                                       211                     214
      3.97%, 11/11/2035                                                      336                     329
      0.65%, 5/11/2039 (a)(c)                                              3,272                      56
      0.39%, 2/11/2041 (a)                                                22,511                     255
      4.13%, 11/11/2041                                                    2,100                   2,054
      4.57%, 7/11/2042                                                       500                     488
Bella Vista Mortgage Trust
      5.57%, 5/20/2045 (a)                                                   262                     262
Chase Commercial Mortgage Securities Corp
      7.32%, 10/15/2032                                                    1,000                   1,055
      7.56%, 10/15/2032                                                      500                     536
Chase Mortgage Finance Corp
      5.81%, 3/25/2037 (a)(e)                                                755                     756
Citigroup Commercial Mortgage Trust
      0.72%, 10/15/2049 (a)                                               40,800                   1,120
Citigroup/Deutsche Bank Commercial Mortgage Trust
      0.65%, 10/15/2048 (a)                                               39,510                     932
      0.53%, 12/11/2049 (a)                                               62,140                   1,176
      0.56%, 12/11/2049 (a)(c)                                            21,300                     595
Commercial Mortgage Pass Through Certificates
      1.71%, 6/10/2010 (a)(c)                                              4,338                     162
      3.25%, 6/10/2038                                                       239                     227
      0.05%, 12/10/2046 (a)                                               12,900                     165
Countrywide Alternative Loan Trust
      6.32%, 7/20/2035 (a)(e)                                                486                     487
      6.00%, 5/25/2036 (a)                                                 1,595                   1,591
      5.49%, 6/25/2036 (a)(b)                                                800                     801
      5.60%, 6/25/2036 (a)(b)                                              1,736                   1,742
      5.59%, 5/20/2046 (a)(b)                                              1,606                   1,613
Countrywide Asset-Backed Certificates
      5.60%, 11/25/2035 (a)                                                  313                     313
      5.59%, 1/25/2036 (a)(b)                                                800                     800
Countrywide Home Loan Mortgage Pass Through Certificates
      4.50%, 1/25/2033                                                        30                      30
      5.50%, 7/25/2033 (a)                                                 1,530                   1,528
      4.49%, 12/25/2033                                                    1,500                   1,473
      4.46%, 6/20/2035 (a)(b)                                                722                     717
Credit Suisse Mortgage Capital Certificates
      0.79%, 9/15/2039 (c)                                                70,913                   2,126
      0.07%, 12/15/2039                                                    7,635                     135
CS First Boston Mortgage Securities Corp
      6.25%, 12/16/2035                                                      353                     354
      6.38%, 12/16/2035                                                      600                     620
      0.47%, 11/15/2036 (a)(c)                                            14,797                     613
      0.43%, 8/15/2038 (c)                                                49,096                     578
CW Capital Cobalt Ltd
      5.17%, 8/15/2048                                                       950                     947
First Union National Bank Commercial Mortgage Securities Inc
      5.59%, 2/12/2034                                                        25                      25
First Union-Lehman Brothers-Bank of America
      6.56%, 11/18/2035                                                      107                     108
GE Capital Commercial Mortgage Corp
      0.43%, 5/10/2014                                                    64,065                     849
      5.99%, 12/10/2035                                                      243                     246
      0.76%, 3/10/2040 (a)(c)                                              2,812                      52
GMAC Commercial Mortgage Securities Inc
      1.00%, 3/10/2038 (a)(c)                                              2,460                      64
      0.59%, 8/10/2038 (a)(c)                                             65,810                     948
Greenpoint Mortgage Funding Trust
      5.59%, 6/25/2045 (a)(b)                                                227                     227
      5.62%, 6/25/2045 (a)                                                   222                     223
      5.63%, 10/25/2045 (a)(b)                                               343                     344

Mortgage Backed Securities
Greenwich Capital Commercial Funding Corp
      0.49%, 6/10/2036 (a)(c)                                             20,409                     208
      0.27%, 4/10/2037 (c)                                               161,677                     880
      0.51%, 3/10/2039 (a)(c)                                             20,905                     513
      0.97%, 8/10/2042 (a)(c)                                              7,635                     192
GS Mortgage Securities Corp
      0.86%, 11/10/2039                                                    6,116                     270
GSR Mortgage Loan Trust
      4.77%, 7/25/2035 (a)                                                   678                     673
Heller Financial Commercial Mortgage Asset Corp
      8.09%, 1/17/2034 (a)                                                 1,000                   1,065
      8.20%, 1/17/2034 (a)                                                 1,175                   1,256
Impac CMB Trust
      6.26%, 10/25/2033 (a)                                                  126                     127
      6.32%, 10/25/2033 (a)                                                  101                     101
      5.63%, 4/25/2035 (a)(b)                                                190                     190
      5.75%, 4/25/2035 (a)                                                   152                     152
      5.62%, 8/25/2035 (a)                                                   127                     127
      5.83%, 8/25/2035 (a)                                                   113                     113
      5.86%, 8/25/2035 (a)                                                   176                     176
Indymac Index Mortgage Loan Trust
      5.62%, 4/25/2034 (a)(b)                                                145                     146
      5.55%, 4/25/2035 (a)                                                   211                     212
      5.65%, 4/25/2035 (a)                                                   173                     174
      5.62%, 8/25/2035 (a)(b)                                                289                     290
      5.50%, 1/25/2037 (a)(b)                                                930                     928
      5.56%, 4/25/2037 (a)(e)                                                830                     830
JP Morgan Chase Commercial Mortgage Securities
      0.73%, 10/12/2035 (a)(c)                                            11,292                     406
      6.04%, 11/15/2035                                                      416                     423
      7.20%, 11/15/2035 (a)(c)                                               350                     375
      0.80%, 10/12/2037 (a)(c)                                             4,299                     178
      3.48%, 6/12/2041                                                       452                     440
JP Morgan Mortgage Trust
      3.81%, 5/25/2034                                                       665                     655
      5.11%, 6/25/2035 (a)                                                   533                     532
      5.30%, 7/25/2035                                                     1,248                   1,245
      5.84%, 6/25/2036 (a)                                                 1,119                   1,120
      5.87%, 1/25/2037                                                       431                     432
LB-UBS Commercial Mortgage Trust
      6.06%, 6/15/2020                                                       280                     285
      5.97%, 3/15/2026                                                        97                      97
      4.90%, 6/15/2026                                                     1,083                   1,078
      2.60%, 5/15/2027                                                        54                      53
      3.09%, 5/15/2027                                                       300                     293
      4.19%, 8/15/2029                                                       220                     215
      3.63%, 10/15/2029                                                      794                     778
      4.44%, 12/15/2029 (a)                                                1,000                     977
      0.64%, 7/15/2035 (a)(c)                                              4,742                     156
      0.64%, 10/15/2035 (a)(c)                                            10,116                     422
      1.29%, 3/15/2036 (a)(c)                                              2,036                      60
      0.87%, 8/15/2036 (a)(c)                                              2,288                      44
      0.68%, 2/15/2040 (a)                                                 6,127                     218
MASTR Asset Securitization Trust
      5.25%, 9/25/2033 (a)                                                   484                     480
Merrill Lynch Mortgage Trust
      0.36%, 11/12/2035 (a)(c)                                            37,171                     249
      0.29%, 7/12/2038                                                   136,585                   1,121
      5.80%, 5/12/2039 (a)                                                 1,100                   1,118
Mortgage Backed Securities
Merrill Lynch Mortgage Trust (continued)
      3.59%, 9/12/2041                                                       221                     217
      0.43%, 9/12/2042 (a)                                                66,341                     731
Merrill Lynch/Countrywide Commercial Mortgage Trust
      0.06%, 7/12/2046 (a)                                                32,487                     540
      0.88%, 7/12/2046                                                    52,104                   1,877
      0.74%, 8/12/2048 (a)                                                11,405                     486
      0.06%, 12/12/2049 (a)                                               16,735                     254
      0.86%, 12/12/2049 (a)                                               28,500                     973
      5.11%, 12/12/2049 (a)                                                  885                     881
Morgan Stanley Capital I
      5.54%, 5/24/2043 (a)(c)(e)                                             750                     749
      0.05%, 12/15/2043 (a)(c)                                            12,742                     174
      5.70%, 8/25/2046 (a)(b)(e)                                             725                     721
      5.92%, 12/20/2046 (a)(e)                                               225                     224
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                                       128                     131
Nationslink Funding Corp
      7.23%, 6/20/2031                                                       634                     643
New Century Alternative Mortgage Loan Trust
      5.91%, 7/25/2036 (a)                                                 1,275                   1,278
Prudential Securities Secured Financing
      6.48%, 11/ 1/2031                                                      338                     342
Residential Accredit Loans Inc
      5.73%, 12/25/2035 (a)(e)                                               181                     182
      5.47%, 3/25/2047 (a)(b)                                              1,611                   1,611
Residential Funding Mortgage Securities
      5.19%, 11/25/2035 (a)                                                  771                     768
      5.68%, 2/25/2036 (a)                                                   346                     350
Sequoia Mortgage Trust
      5.55%, 2/20/2035 (a)                                                    74                      74
Specialty Underwriting & Residential Finance
      5.83%, 2/25/2035 (a)                                                    51                      51
      5.55%, 12/25/2035 (a)(b)                                               214                     214
      5.55%, 3/25/2036 (a)(b)                                                262                     263
Structured Adjustable Rate Mortgage Loan Trust
      4.68%, 7/25/2034 (a)                                                 1,000                     988
      6.02%, 8/25/2034 (a)(b)                                                452                     456
      5.57%, 3/25/2035 (a)                                                   154                     154
      5.25%, 12/25/2035                                                      114                     113
Structured Asset Mortgage Investments Inc
      5.62%, 5/25/2045 (a)                                                   213                     214
      5.63%, 9/25/2045 (a)                                                   229                     230
Structured Asset Securities Corp
      5.50%, 6/25/2036 (a)                                                 1,450                   1,452
Thornburg Mortgage Securities Trust
      5.58%, 10/25/2035 (a)(b)                                               523                     523
Wachovia Bank Commercial Mortgage Trust
      0.38%, 1/15/2041 (a)(c)                                             20,020                     145
      0.51%, 4/15/2042 (a)(c)                                             76,886                   1,090
      5.25%, 12/15/2043                                                    1,175                   1,173
      4.52%, 5/15/2044                                                       755                     741
WaMu Mortgage Pass Through Certificates
      4.47%, 3/25/2033 (a)                                                   436                     433
      3.18%, 9/25/2033                                                        13                      13
      4.06%, 10/25/2033 (a)                                                1,250                   1,231
      4.84%, 9/25/2035 (a)                                                   885                     875
      5.79%, 7/25/2044 (a)(b)                                                168                     169
      5.72%, 1/25/2045 (a)(b)                                              2,400                   2,409
      5.55%, 4/25/2045 (a)                                                    29                      30
      5.59%, 4/25/2045 (a)                                                   132                     132
      5.61%, 7/25/2045 (a)                                                   246                     246
      5.57%, 11/25/2045 (a)(b)                                               259                     259
Washington Mutual Alternative Mortgage
      5.60%, 6/25/2046 (a)                                                   801                     803
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (c)                                                   818                     794
Washington Mutual Mortgage Pass Through Certificates
      5.50%, 1/25/2047 (a)                                                   690                     689
Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (a)                                                 1,659                   1,632
      5.24%, 4/25/2036 (a)                                                 1,166                   1,161
                                                                                        -----------------
                                                                                                  93,454
                                                                                        -----------------
Mortgage Securities (0.36%)
Ginnie Mae
      4.51%, 10/16/2028 (a)(e)                                               600                     590
      0.85%, 3/16/2047 (a)(e)                                              4,500                     295
                                                                                        -----------------
                                                                                                     885
                                                                                        -----------------
Multi-Line Insurance (0.41%)
CNA Financial Corp
      6.60%, 12/15/2008                                                      549                     559
      6.00%, 8/15/2011                                                       150                     153
Genworth Financial Inc
      6.15%, 11/15/2066 (a)                                                  185                     183
Hartford Financial Services Group Inc
      5.25%, 10/15/2011                                                      115                     116
                                                                                        -----------------
                                                                                                   1,011
                                                                                        -----------------
Multimedia (0.63%)
News America Inc
      4.75%, 3/15/2010                                                       400                     396
Thomson Corp/The
      5.75%, 2/ 1/2008                                                       185                     186
Time Warner Entertainment Co LP
      7.25%, 9/ 1/2008                                                       350                     358
Time Warner Inc
      6.15%, 5/ 1/2007                                                       225                     225
      5.50%, 11/15/2011                                                      200                     202
Viacom Inc
      5.70%, 6/16/2009 (a)                                                   200                     200
                                                                                        -----------------
                                                                                                   1,567
                                                                                        -----------------
Mutual Insurance (0.18%)
Health Care Service Corp
      7.75%, 6/15/2011 (c)                                                   400                     435
                                                                                        -----------------

Non-Hazardous Waste Disposal (0.22%)
Oakmont Asset Trust
      4.51%, 12/22/2008 (c)                                                  550                     540
                                                                                        -----------------

Office Automation & Equipment (0.14%)
Xerox Corp
      6.10%, 12/18/2009 (a)                                                  350                     352
                                                                                        -----------------


Office Furnishings - Original (0.08%)
Steelcase Inc
      6.50%, 8/15/2011                                                       195                     200
                                                                                        -----------------

Oil - Field Services (0.25%)
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                                                   200                     201
      8.75%, 9/ 1/2011                                                       150                     155
Weatherford International Inc
      6.63%, 11/15/2011                                                      250                     262
                                                                                        -----------------
                                                                                                     618
                                                                                        -----------------
Oil & Gas Drilling (0.27%)
ENSCO International Inc
      6.75%, 11/15/2007                                                      650                     656
                                                                                        -----------------

Oil Company - Exploration & Production (1.52%)
Anadarko Finance Co
      6.75%, 5/ 1/2011                                                       325                     341
Anadarko Petroleum Corp
      5.75%, 9/15/2009 (a)(b)                                                300                     301
Apache Corp
      5.25%, 4/15/2013                                                       750                     751
      5.63%, 1/15/2017                                                        45                      46
Devon OEI Operating Inc
      7.25%, 10/ 1/2011                                                      475                     509
Houston Exploration Co
      7.00%, 6/15/2013                                                       200                     201
Newfield Exploration Co
      7.45%, 10/15/2007                                                      460                     463
Pemex Project Funding Master Trust
      6.13%, 8/15/2008                                                       350                     353
      8.00%, 11/15/2011 (d)                                                  125                     139
Vintage Petroleum Inc
      8.25%, 5/ 1/2012                                                       200                     208
XTO Energy Inc
      7.50%, 4/15/2012                                                       400                     438
                                                                                        -----------------
                                                                                                   3,750
                                                                                        -----------------
Oil Company - Integrated (0.08%)
Occidental Petroleum Corp
      4.00%, 11/30/2007                                                      190                     189
                                                                                        -----------------

Oil Refining & Marketing (0.46%)
Giant Industries Inc
      11.00%, 5/15/2012                                                      200                     211
Premcor Refining Group Inc/The
      9.50%, 2/ 1/2013                                                       200                     215
Tesoro Corp
      6.25%, 11/ 1/2012                                                      400                     408
Valero Energy Corp
      6.88%, 4/15/2012                                                       275                     294
                                                                                        -----------------
                                                                                                   1,128
                                                                                        -----------------
Optical Supplies (0.16%)
Bausch & Lomb Inc
      6.95%, 11/15/2007                                                      400                     402
                                                                                        -----------------


Paper & Related Products (0.07%)
Bowater Inc
      8.35%, 3/15/2010 (a)                                                   175                     176
                                                                                        -----------------

Pipelines (0.40%)
Enbridge Energy Partners LP
      4.00%, 1/15/2009                                                       200                     196
Kinder Morgan Energy Partners LP
      5.35%, 8/15/2007                                                       125                     125
ONEOK Partners LP
      5.90%, 4/ 1/2012                                                       255                     262
TEPPCO Partners LP
      7.63%, 2/15/2012                                                       375                     406
                                                                                        -----------------
                                                                                                     989
                                                                                        -----------------
Power Converter & Supply Equipment (0.06%)
Cooper Industries Inc
      5.25%, 7/ 1/2007                                                       140                     140
                                                                                        -----------------

Property & Casualty Insurance (0.56%)
Markel Corp
      7.00%, 5/15/2008                                                       450                     456
      6.80%, 2/15/2013                                                       275                     286
WR Berkley Corp
      9.88%, 5/15/2008                                                       625                     649
                                                                                        -----------------
                                                                                                   1,391
                                                                                        -----------------
Property Trust (0.29%)
Westfield Capital Corp Ltd
      5.66%, 11/ 2/2007 (a)(c)                                               225                     226
Westfield Group
      5.40%, 10/ 1/2012 (c)(f)                                               500                     503
                                                                                        -----------------
                                                                                                     729
                                                                                        -----------------
Publishing - Periodicals (0.13%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                                      200                     209
      12.13%, 11/15/2012                                                     100                     109
                                                                                        -----------------
                                                                                                     318
                                                                                        -----------------
Real Estate Operator & Developer (0.14%)
Duke Realty LP
      3.35%, 1/15/2008                                                       175                     172
      5.63%, 8/15/2011                                                       180                     182
                                                                                        -----------------
                                                                                                     354
                                                                                        -----------------
Regional Banks (1.54%)
BAC Capital Trust XIII
      5.76%, 3/15/2043 (a)(b)                                                435                     431
BAC Capital Trust XIV
      5.63%, 3/15/2043 (a)                                                   550                     552
Capital One Financial Corp
      5.70%, 9/15/2011                                                       300                     303
First Union Institutional Capital I
      8.04%, 12/ 1/2026                                                      550                     573
Fleet Capital Trust II
      7.92%, 12/11/2026                                                      525                     546
NB Capital Trust
      7.83%, 12/15/2026                                                      375                     390
SunTrust Preferred Capital I
      5.85%, 12/31/2049 (a)                                                  365                     371

Regional Banks
Wachovia Corp
      5.51%, 3/ 1/2012 (a)                                                   275                     275
Wells Fargo & Co
      4.00%, 9/10/2012 (a)                                                   375                     373
                                                                                        -----------------
                                                                                                   3,814
                                                                                        -----------------
REITS - Apartments (0.22%)
Camden Property Trust
      5.88%, 6/ 1/2007                                                        45                      45
      4.38%, 1/15/2010                                                       200                     196
UDR Inc
      4.50%, 3/ 3/2008                                                       110                     110
      5.50%, 4/ 1/2014                                                       200                     199
                                                                                        -----------------
                                                                                                     550
                                                                                        -----------------
REITS - Diversified (0.99%)
Duke Realty LP
      6.80%, 2/12/2009                                                       450                     463
iStar Financial Inc
      5.69%, 9/15/2009 (a)                                                   275                     275
      5.69%, 3/ 9/2010 (a)                                                   350                     350
      5.65%, 9/15/2011                                                       200                     202
      5.50%, 6/15/2012                                                       760                     760
Liberty Property LP
      7.75%, 4/15/2009                                                       385                     402
                                                                                        -----------------
                                                                                                   2,452
                                                                                        -----------------
REITS - Healthcare (0.40%)
Health Care Property Investors Inc
      5.80%, 9/15/2008 (a)                                                   250                     250
      5.65%, 12/15/2013                                                      125                     124
National Health Investors Inc
      7.30%, 7/16/2007                                                       200                     200
Nationwide Health Properties Inc
      6.50%, 7/15/2011                                                       400                     413
                                                                                        -----------------
                                                                                                     987
                                                                                        -----------------
REITS - Office Property (0.48%)
Brandywine Operating Partnership LP
      5.63%, 12/15/2010                                                      205                     208
Crescent Real Estate Equities LP
      7.50%, 9/15/2007                                                       225                     226
HRPT Properties Trust
      5.95%, 3/16/2011 (a)                                                   375                     375
      6.95%, 4/ 1/2012                                                       350                     371
                                                                                        -----------------
                                                                                                   1,180
                                                                                        -----------------
REITS - Regional Malls (0.20%)
Simon Property Group LP
      3.75%, 1/30/2009                                                       225                     220
      4.60%, 6/15/2010                                                        65                      64
      5.60%, 9/ 1/2011                                                       200                     203
                                                                                        -----------------
                                                                                                     487
                                                                                        -----------------
REITS - Shopping Centers (0.35%)
Developers Diversified Realty Corp
      3.88%, 1/30/2009                                                       510                     497
Federal Realty Invs Trust
      6.00%, 7/15/2012                                                       350                     360
                                                                                        -----------------
                                                                                                     857
                                                                                        -----------------

Rental - Auto & Equipment (0.16%)
Erac USA Finance Co
      5.60%, 4/30/2009 (a)(c)                                                400                     401
                                                                                        -----------------

Retail - Major Department Store (0.18%)
May Department Stores Co/The
      3.95%, 7/15/2007                                                       455                     453
                                                                                        -----------------

Retail - Regional Department Store (0.13%)
JC Penney Corp Inc
      8.13%, 4/ 1/2027                                                       300                     309
                                                                                        -----------------

Retail - Restaurants (0.07%)
Yum! Brands Inc
      7.65%, 5/15/2008                                                       175                     179
                                                                                        -----------------

Rubber - Tires (0.08%)
Goodyear Tire & Rubber Co/The
      9.14%, 12/ 1/2009 (a)(c)                                               200                     202
                                                                                        -----------------

Satellite Telecommunications (0.13%)
Intelsat Corp
      6.38%, 1/15/2008                                                       325                     325
                                                                                        -----------------

Savings & Loans - Thrifts (0.44%)
Washington Mutual Inc
      5.50%, 3/20/2008 (a)                                                   225                     225
      5.66%, 1/15/2010 (a)                                                   275                     276
      5.65%, 3/22/2012 (a)                                                   350                     348
      5.49%, 4/24/2037 (a)(b)(e)(g)                                          250                     250
                                                                                        -----------------
                                                                                                   1,099
                                                                                        -----------------
Sovereign (0.11%)
Mexico Government International Bond
      8.38%, 1/14/2011                                                       250                     277
                                                                                        -----------------

Special Purpose Banks (0.15%)
Korea Development Bank
      5.49%, 4/ 3/2010 (a)(b)                                                365                     365
                                                                                        -----------------

Special Purpose Entity (0.82%)
BAE Systems Holdings Inc
      4.75%, 8/15/2010 (c)                                                   500                     494
Rio Tinto Finance USA Ltd
      2.63%, 9/30/2008                                                       185                     179
TNK-BP Finance SA
      6.13%, 3/20/2012 (c)                                                   575                     573
USB Realty Corp
      6.09%, 1/15/2012 (a)(c)                                                330                     333
Xlliac Global Funding
      5.55%, 6/ 2/2008 (a)(b)(c)                                             450                     451
                                                                                        -----------------
                                                                                                   2,030
                                                                                        -----------------
Steel - Producers (0.36%)
IPSCO Inc
      8.75%, 6/ 1/2013                                                       100                     107
Ispat Inland ULC
      9.75%, 4/ 1/2014                                                       300                     334
Steel Dynamics Inc
      9.50%, 3/15/2009                                                        75                      77
Steel - Producers
United States Steel Corp
      9.75%, 5/15/2010                                                       350                     368
                                                                                        -----------------
                                                                                                     886
                                                                                        -----------------
Supranational Bank (0.22%)
Corp Andina de Fomento
      5.59%, 3/14/2008 (a)                                                   225                     225
      7.38%, 1/18/2011                                                       300                     321
                                                                                        -----------------
                                                                                                     546
                                                                                        -----------------
Telecommunication Services (0.06%)
Qwest Corp
      7.88%, 9/ 1/2011                                                       150                     160
                                                                                        -----------------

Telephone - Integrated (1.34%)
Deutsche Telekom International Finance BV
      5.53%, 3/23/2009 (a)                                                   375                     376
LCI International Inc
      7.25%, 6/15/2007                                                       200                     200
Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                                                       325                     325
Royal KPN NV
      8.00%, 10/ 1/2010                                                      475                     517
Sprint Capital Corp
      7.63%, 1/30/2011                                                       250                     268
      8.38%, 3/15/2012                                                       250                     278
Telecom Italia Capital SA
      4.00%, 11/15/2008                                                      320                     314
      5.97%, 7/18/2011 (a)                                                   240                     242
Telefonica Emisiones SAU
      5.65%, 6/19/2009 (a)                                                   400                     401
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                                      325                     321
Verizon Communications Inc
      5.35%, 2/15/2011                                                        70                      71
                                                                                        -----------------
                                                                                                   3,313
                                                                                        -----------------
Television (0.27%)
British Sky Broadcasting Group PLC
      6.88%, 2/23/2009                                                       400                     411
CBS Corp
      5.63%, 5/ 1/2007                                                       250                     250
                                                                                        -----------------
                                                                                                     661
                                                                                        -----------------
Tools - Hand Held (0.23%)
Snap-On Inc
      5.48%, 1/12/2010 (a)(b)                                                575                     575
                                                                                        -----------------
TOTAL BONDS                                                                          $           216,990
                                                                                        -----------------
CONVERTIBLE BONDS (0.13%)
Retail - Auto Parts (0.13%)
PEP Boys-Manny Moe & Jack
      4.25%, 6/ 1/2007                                                       325                     324
                                                                                        -----------------
TOTAL CONVERTIBLE BONDS                                                              $               324
                                                                                        -----------------
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (21.96%)
Federal Home Loan Mortgage
Corporation (FHLMC) (2.70%)
      5.50%, 12/ 1/2008                                                       23                      23
      5.50%, 2/ 1/2009                                                        50                      50
      5.50%, 3/ 1/2009                                                        26                      26
      5.50%, 4/ 1/2009                                                        55                      56
      6.50%, 4/ 1/2009                                                        14                      14

Federal Home Loan Mortgage Corporation (FHLMC)
      5.00%, 9/ 1/2009                                                        69                      68
      9.00%, 9/ 1/2009                                                         5                       5
      4.50%, 11/ 1/2009                                                      119                     118
      4.50%, 12/ 1/2009                                                      290                     286
      4.50%, 4/ 1/2010                                                       180                     178
      4.50%, 9/ 1/2010                                                       301                     296
      4.50%, 2/ 1/2011                                                       120                     118
      4.50%, 4/ 1/2011                                                       144                     141
      4.50%, 6/ 1/2011                                                       463                     457
      4.50%, 7/ 1/2011                                                       167                     164
      4.50%, 11/ 1/2011                                                      689                     676
      6.50%, 4/ 1/2015                                                         9                       9
      6.50%, 12/ 1/2015                                                       34                      35
      7.00%, 12/ 1/2022                                                      166                     172
      7.50%, 12/ 1/2029                                                        4                       4
      7.25%, 12/ 1/2007                                                        3                       3
      8.00%, 12/ 1/2011                                                        3                       3
      4.12%, 12/ 1/2034                                                      446                     447
      4.55%, 1/ 1/2035 (a)                                                   407                     402
      5.66%, 6/ 1/2035 (a)                                                 1,752                   1,786
      4.85%, 9/ 1/2035 (a)                                                   673                     672
      5.01%, 9/ 1/2035 (a)                                                   472                     474
                                                                                        -----------------
                                                                                                   6,683
                                                                                        -----------------
Federal National Mortgage
Association (FNMA) (4.43%)
      5.50%, 2/ 1/2009                                                       145                     146
      5.50%, 5/ 1/2009                                                         7                       7
      5.50%, 10/ 1/2009                                                       85                      85
      4.50%, 12/ 1/2009                                                       25                      24
      4.50%, 3/ 1/2010                                                       223                     219
      4.00%, 5/ 1/2010                                                       496                     483
      4.50%, 5/ 1/2010                                                        81                      79
      4.00%, 6/ 1/2010                                                       255                     248
      4.00%, 7/ 1/2010                                                       319                     311
      4.00%, 8/ 1/2010                                                       185                     180
      4.50%, 8/ 1/2011                                                       391                     383
      4.50%, 9/ 1/2011                                                       157                     154
      8.50%, 5/ 1/2022                                                        41                      44
      9.00%, 2/ 1/2025                                                         6                       7
      8.00%, 5/ 1/2027                                                         9                       9
      6.00%, 7/ 1/2028                                                        82                      83
      7.50%, 10/ 1/2029                                                       20                      21
      4.62%, 12/ 1/2032 (a)                                                  905                     914
      4.35%, 7/ 1/2034 (a)                                                   727                     723
      4.62%, 7/ 1/2034 (a)                                                   405                     408
      4.31%, 8/ 1/2034 (a)                                                   424                     421
      4.43%, 9/ 1/2034 (a)                                                   623                     618
      4.50%, 1/ 1/2035 (a)                                                   622                     619
      6.07%, 1/ 1/2035 (a)                                                    86                      88
      5.81%, 2/ 1/2035 (a)                                                   304                     308
      4.57%, 4/ 1/2035 (a)                                                   809                     800
      5.60%, 6/ 1/2035 (a)                                                   418                     428
      4.98%, 10/ 1/2035 (a)                                                1,793                   1,796
      4.71%, 2/ 1/2037 (a)                                                 1,316                   1,345
                                                                                        -----------------
                                                                                                  10,951
                                                                                        -----------------
U.S. Treasury (13.38%)
      4.25%, 10/31/2007 (d)                                               13,375                  13,332
      4.13%, 8/15/2008 (d)                                                 5,000                   4,958
      4.88%, 8/31/2008 (d)                                                 3,000                   3,002

U.S. Treasury
      3.88%, 5/15/2010 (d)                                                 1,150                   1,129
      4.50%, 11/15/2010                                                      500                     500
      4.50%, 11/30/2011 (d)                                                1,750                   1,749
      4.88%, 2/15/2012 (d)                                                 3,625                   3,684
      4.38%, 8/15/2012 (d)                                                 2,850                   2,835
      4.50%, 2/15/2016 (d)                                                 1,900                   1,885
                                                                                        -----------------
                                                                                                  33,074
                                                                                        -----------------
U.S. Treasury Inflation-Indexed
Obligations (1.45%)
      3.88%, 1/15/2009                                                     3,474                   3,591
                                                                                        -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                $            54,299
                                                                                        -----------------
SHORT TERM INVESTMENTS (3.18%)
Commercial Paper (3.18%)
ConocoPhilipps
      5.35%, 5/ 1/2007 (b)                                                 1,000                   1,000
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                                                     6,848                   6,848
                                                                                        -----------------
                                                                                                   7,848
                                                                                        -----------------
TOTAL SHORT TERM INVESTMENTS                                                         $             7,848
                                                                                        -----------------
MONEY MARKET FUNDS (0.35%)
Money Center Banks (0.35%)
BNY Institutional Cash Reserve Fund (b)                                      866                     866
                                                                                        -----------------
TOTAL MONEY MARKET FUNDS                                                             $               866
                                                                                        -----------------
Total Investments                                                                    $           280,327
Liabilities in Excess of Other Assets, Net - (13.37)%                                           (33,052)
                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                           $           247,275
                                                                                        =================
                                                                                        -----------------

                                                                                        =================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $23,638 or 9.56% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,084 or 2.06% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $161 or 0.07% of net assets.

(g)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $              787
Unrealized Depreciation                                          (1,829)
                                                         ----------------
Net Unrealized Appreciation (Depreciation)                       (1,042)
Cost for federal income tax purposes                             281,369
All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                                                     Unrealized
                                                                               Notional             Appreciation/
Description                                                                     Amount             (Depreciation)
--------------------- ---------------------------------------------------------------------- ----- ----------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index
and pay monthly a floating rate based on                                  $           3,200     $              (3)
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April
2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index
and pay monthly a floating rate based on                                             3,000                    (3)
1-month LIBOR less 5 basis points with Wachovia Bank. Expires May 2007.


All dollar amounts are shown in thousands (000's)

                                Futures Contracts
                                                    Current   Unrealized
                         Number of  Original        Market   Appreciation/
Type                     Contracts   Value           Value  (Depreciation)
--------------------------------------------------------- --------------
Sell:
U.S. 2 Year Note; June      36      $7,387        $7,370             17
2007
U.S. 5 Year Note; June      63       6,677         6,667             10
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- -----------------------------------------
Sector                                                 Percent
--------------------- -----------------------------------------
Mortgage Securities                                     47.62%

Financial                                               16.52%
Government                                              15.16%
Asset Backed                                            13.68%
Securities
Utilities                                                4.12%
Communications                                           4.02%
Energy                                                   3.37%
Consumer,                                                2.76%
Non-cyclical
Consumer, Cyclical                                       2.24%
Industrial                                               1.91%
Basic Materials                                          1.18%
Technology                                               0.79%
Liabilities in                                       (-13.37%)
Excess of Other
Assets, Net
                                                   ------------
TOTAL NET ASSETS                                       100.00%
                                                   ============

Other Assets Summary (unaudited)
--------------------- -----------------------------------------
Asset Type                                             Percent
--------------------- -----------------------------------------
Futures                                                  5.68%
Total Return Swaps                                       0.00%

Schedule of Investments

April 30, 2007 (unaudited)
Short-Term Income Fund
                                                       Principal
                                                     Amount (000's)             Value (000's)

BONDS (78.73%)
Aerospace & Defense Equipment (0.88%)
United Technologies Corp
      4.38%, 5/ 1/2010                            $           2,000         $             1,969
                                                                               -----------------

Asset Backed Securities (0.76%)
Atlantic City Electric Transition Funding LLC
      2.89%, 7/20/2011                                        1,741                       1,696
                                                                               -----------------

Automobile Sequential (2.08%)
WFS Financial Owner Trust
      3.93%, 2/17/2012                                        4,703                       4,657
                                                                               -----------------

Casino Hotels (2.19%)
Harrah's Operating Co Inc
      5.50%, 7/ 1/2010                                        5,000                       4,913
                                                                               -----------------

Commercial Services (1.56%)
PHH Corp
      6.00%, 3/ 1/2008                                        3,500                       3,508
                                                                               -----------------

Commercial Services - Finance (2.23%)
Western Union Co/The
      5.40%, 11/17/2011                                       5,000                       5,002
                                                                               -----------------

Cruise Lines (2.54%)
Carnival Corp
      3.75%, 11/15/2007                                       5,750                       5,701
                                                                               -----------------

Diversified Financial Services (2.25%)
General Electric Capital Corp
      5.72%, 8/22/2011                                        5,000                       5,037
                                                                               -----------------

Electric - Integrated (1.96%)
Pacific Gas & Electric Co
      3.60%, 3/ 1/2009                                        1,650                       1,607
Texas-New Mexico Power Co
      6.25%, 1/15/2009                                        2,750                       2,790
                                                                               -----------------
                                                                                          4,397
                                                                               -----------------
Finance (0.05%)
Green Tree Financial Corp
      7.70%, 9/15/2026                                          120                         111
                                                                               -----------------

Finance - Consumer Loans (1.73%)
SLM Corp
      4.00%, 1/15/2009                                        4,000                       3,889
                                                                               -----------------

Finance - Investment Banker & Broker (1.11%)
Goldman Sachs Group Inc/The
      4.13%, 1/15/2008                                        2,500                       2,480
                                                                               -----------------


Finance - Mortgage Loan/Banker (16.83%)
Fannie Mae
      4.25%, 7/15/2007                                        4,000                       3,992
      4.00%, 9/ 2/2008                                        5,000                       4,937
      5.80%, 7/16/2013 (a)                                    3,000                       3,000
      5.00%, 11/25/2035                                       3,800                       3,767
Freddie Mac
      5.00%, 1/16/2009                                        5,000                       5,008
      4.13%, 7/12/2010                                        1,000                         980
      5.25%, 7/18/2011                                        5,000                       5,078
      4.25%, 6/15/2027                                        1,278                       1,268
      4.50%, 5/15/2030                                        5,000                       4,878
      6.00%, 6/15/2030                                        1,713                       1,715
      4.50%, 5/15/2032                                        1,382                       1,357
Government National Mortgage Association
      4.50%, 8/20/2032                                        1,809                       1,763
                                                                               -----------------
                                                                                         37,743
                                                                               -----------------
Finance - Other Services (2.33%)
SB Treasury Co LLC
      9.40%, 12/29/2049 (a)(b)                                5,000                       5,219
                                                                               -----------------

Gas - Distribution (0.73%)
Sempra Energy
      4.75%, 5/15/2009                                        1,650                       1,637
                                                                               -----------------

Investment Management & Advisory
Services (0.88%)
Nuveen Investments Inc
      5.00%, 9/15/2010                                        2,000                       1,983
                                                                               -----------------

Medical - Biomedical/Gene (2.39%)
Amgen Inc
      4.00%, 11/18/2009                                       5,500                       5,364
                                                                               -----------------

Medical - Wholesale Drug Distribution (1.80%)
Cardinal Health Inc
      6.25%, 7/15/2008                                        4,000                       4,033
                                                                               -----------------

Mortgage Backed Securities (8.15%)
Banc of America Funding Corp
      5.75%, 3/25/2036                                        5,157                       5,171
Banc of America Mortgage Securities Inc
      4.75%, 8/25/2033                                        4,000                       3,946
Chase Mortgage Finance Corp
      5.50%, 5/25/2035                                        3,923                       3,923
CS First Boston Mortgage Securities Corp
      6.00%, 12/25/2033                                       1,860                       1,880
GMAC Commercial Mortgage Securities Inc
      7.15%, 12/15/2016 (a)(b)                                  397                         399
GSR Mortgage Loan Trust
      6.00%, 2/25/2035                                        2,932                       2,953
                                                                               -----------------
                                                                                         18,272
                                                                               -----------------
Multimedia (3.55%)
COX Enterprises Inc
      4.38%, 5/ 1/2008 (b)                                    4,000                       3,955
Time Warner Inc
      6.15%, 5/ 1/2007                                        4,000                       4,000
                                                                               -----------------
                                                                                          7,955
                                                                               -----------------

Networking Products (1.91%)
Cisco Systems Inc
      5.25%, 2/22/2011                                        4,250                       4,280
                                                                               -----------------

Property & Casualty Insurance (1.97%)
Fidelity National Financial Inc
      7.30%, 8/15/2011                                        4,250                       4,413
                                                                               -----------------

Real Estate Operator & Developer (1.79%)
Duke Realty LP
      7.38%, 8/ 1/2007                                        4,000                       4,016
                                                                               -----------------

Reinsurance (2.61%)
Berkshire Hathaway Finance Corp
      3.38%, 10/15/2008 (c)                                   6,000                       5,854
                                                                               -----------------

REITS - Healthcare (2.30%)
Nationwide Health Properties Inc
      6.50%, 7/15/2011                                        5,000                       5,160
                                                                               -----------------

REITS - Shopping Centers (1.91%)
Developers Diversified Realty Corp
      6.63%, 1/15/2008                                        4,250                       4,284
                                                                               -----------------

REITS - Single Tenant (1.73%)
CPG Partners LP
      3.50%, 3/15/2009                                        4,000                       3,878
                                                                               -----------------

Retail - Drug Store (0.65%)
CVS/Caremark Corp
      4.00%, 9/15/2009                                        1,500                       1,461
                                                                               -----------------

Savings & Loans - Thrifts (0.53%)
Washington Mutual Bank
      5.50%, 1/15/2013                                        1,200                       1,196
                                                                               -----------------

Telecommunication Services (2.22%)
TELUS Corp
      7.50%, 6/ 1/2007                                        1,500                       1,502
Verizon Global Funding Corp
      4.00%, 1/15/2008                                        3,500                       3,469
                                                                               -----------------
                                                                                          4,971
                                                                               -----------------
Telephone - Integrated (1.46%)
Royal KPN NV
      8.00%, 10/ 1/2010                                       3,000                       3,263
                                                                               -----------------

Television (1.41%)
Univision Communications Inc
      7.85%, 7/15/2011                                        3,000                       3,158
                                                                               -----------------

Textile - Home Furnishings (2.24%)
Mohawk Industries Inc
      7.20%, 4/15/2012                                        4,750                       5,032
                                                                               -----------------
TOTAL BONDS                                                                 $           176,532
                                                                               -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (11.29%)
Federal Home Loan Mortgage Corporation
(FHLMC) (0.44%)
      9.50%, 8/ 1/2016                                           14                          14

Federal Home Loan Mortgage Corporation (FHLMC)
      6.00%, 4/ 1/2017                                          308                         314
      6.00%, 5/ 1/2017                                          595                         606
      7.07%, 11/ 1/2021 (a)                                      56                          56
                                                                               -----------------
                                                                                            990
                                                                               -----------------
Federal National Mortgage Association
(FNMA) (0.60%)
      6.50%, 1/ 1/2012                                          206                         210
      6.50%, 1/ 1/2014                                          181                         186
      8.50%, 11/ 1/2017                                          28                          30
      5.85%, 1/ 1/2019 (a)                                       23                          23
      5.63%, 4/ 1/2019 (a)                                        9                           9
      10.00%, 5/ 1/2022                                          16                          18
      7.30%, 11/ 1/2022 (a)                                       4                           4
      4.66%, 11/ 1/2032 (a)                                     815                         826
      5.76%, 11/ 1/2035 (a)                                      40                          40
                                                                               -----------------
                                                                                          1,346
                                                                               -----------------
Government National Mortgage Association
(GNMA) (0.10%)
      11.00%, 2/15/2010                                           4                           5
      8.00%, 3/15/2012                                            5                           5
      11.00%, 10/15/2015                                         24                          27
      11.00%, 11/15/2015                                         60                          67
      10.00%, 1/15/2019                                          87                          98
      10.00%, 2/15/2019                                           1                           1
      11.00%, 8/15/2020                                          10                          11
      9.00%, 4/20/2025                                            5                           6
                                                                               -----------------
                                                                                            220
                                                                               -----------------
U.S. Treasury (10.15%)
      3.25%, 8/15/2008 (c)(d)                                 5,000                       4,903
      2.63%, 3/15/2009 (c)                                    6,000                       5,790
      4.88%, 5/15/2009 (c)                                    5,000                       5,026
      4.75%, 2/15/2010 (c)                                    7,000                       7,039
                                                                               -----------------
                                                                                         22,758
                                                                               -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                                        $            25,314
                                                                               -----------------
SHORT TERM INVESTMENTS (9.11%)
Repurchase Agreements (9.11%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                          20,420                      20,420
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $21,032,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                               -----------------

TOTAL SHORT TERM INVESTMENTS                                                $            20,420
                                                                               -----------------
MONEY MARKET FUNDS (10.85%)
Money Center Banks (10.85%)
BNY Institutional Cash Reserve Fund (e)                      24,324                      24,324
                                                                               -----------------
TOTAL MONEY MARKET FUNDS                                                    $            24,324
                                                                               -----------------
Total Investments                                                           $           246,590
Liabilities in Excess of
  Other Assets, Net - (9.98)%                                                           (22,367)
                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                  $           224,223
                                                                               =================
                                                                               -----------------

                                                                               =================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,573 or 4.27% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $172 or 0.08% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $              635
Unrealized Depreciation                                         (2,529)
                                                        ----------------
Net Unrealized Appreciation (Depreciation)                      (1,894)
Cost for federal income tax purposes                            248,483
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                   Current       Unrealized
                          Number of     Original   Market       Appreciation/
Type                      Contracts      Value      Value      (Depreciation)
-------------------------------------------------------------------- -----
Sell:
U.S. 5 Year Note; June       100       $10,608      $10,583          25
2007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- --------------------------------------
Sector                                              Percent
--------------------- --------------------------------------
Financial                                            41.10%
Government                                           20.40%
Mortgage Securities                                  15.87%
Communications                                       10.54%
Consumer,                                             7.99%
Non-cyclical
Consumer, Cyclical                                    7.63%
Asset Backed                                          2.88%
Securities
Utilities                                             2.69%
Industrial                                            0.88%
Liabilities in                                     (-9.98%)
Excess of Other
Assets, Net
                                                  ----------
TOTAL NET ASSETS                                    100.00%
                                                  ==========

Other Assets Summary (unaudited)
--------------------- --------------------------------------
Asset Type                                          Percent
--------------------- --------------------------------------
Futures                                               4.72%


Schedule of Investments

April 30, 2007 (unaudited)
SmallCap Blend Fund

                                                     Shares Held                              Value (000's)
COMMON STOCKS (95.37%)
Advertising Services (0.38%)
inVentiv Health Inc (a)                                 35,356                        $             1,342
                                                                                         -----------------

Aerospace & Defense (1.02%)
Esterline Technologies Corp (a)(b)                      33,300                                      1,390
Teledyne Technologies Inc (a)(b)                        50,999                                      2,249
                                                                                         -----------------
                                                                                                    3,639
                                                                                         -----------------
Aerospace & Defense Equipment (0.75%)
BE Aerospace Inc (a)                                    72,880                                      2,671
                                                                                         -----------------

Airlines (0.28%)
Alaska Air Group Inc (a)                                33,680                                        997
                                                                                         -----------------

Apparel Manufacturers (2.58%)
Carter's Inc (a)(b)                                     28,600                                        749
Guess ? Inc                                             97,178                                      3,829
Oxford Industries Inc                                   28,815                                      1,338
Phillips-Van Heusen                                     58,780                                      3,286
                                                                                         -----------------
                                                                                                    9,202
                                                                                         -----------------
Applications Software (0.31%)
Verint Systems Inc (a)                                  39,088                                      1,124
                                                                                         -----------------

Auto/Truck Parts & Equipment - Original (0.32%)
Tenneco Inc (a)(b)                                      38,569                                      1,155
                                                                                         -----------------

Auto/Truck Parts & Equipment -
Replacement (0.19%)
Aftermarket Technology Corp (a)(b)                      23,915                                        661
                                                                                         -----------------

Building - Heavy Construction (0.14%)
Sterling Construction Co Inc (a)(b)                     24,650                                        509
                                                                                         -----------------

Building - Mobile Home & Manufactured
Housing (0.31%)
Williams Scotsman International Inc (a)(b)              50,505                                      1,113
                                                                                         -----------------

Building & Construction Products -
Miscellaneous (0.84%)
Interline Brands Inc (a)                                55,080                                      1,204
NCI Building Systems Inc (a)(b)                         35,610                                      1,779
                                                                                         -----------------
                                                                                                    2,983
                                                                                         -----------------
Building Products - Cement & Aggregate (0.53%)
Texas Industries Inc                                    24,736                                      1,884
                                                                                         -----------------

Building Products - Doors & Windows (0.10%)
Apogee Enterprises Inc (b)                              14,345                                        345
                                                                                         -----------------

Building Products - Light Fixtures (0.63%)
Genlyte Group Inc (a)(b)                                28,734                                      2,242
                                                                                         -----------------


Cellular Telecommunications (0.17%)
Syniverse Holdings Inc (a)(b)                           58,640                                        605
                                                                                         -----------------

Chemicals - Diversified (0.42%)
FMC Corp                                                19,587                                      1,507
                                                                                         -----------------

Chemicals - Plastics (0.05%)
Landec Corp (a)                                         14,534                                        185
                                                                                         -----------------

Chemicals - Specialty (0.45%)
Arch Chemicals Inc                                      53,501                                      1,617
                                                                                         -----------------

Circuit Boards (0.33%)
Park Electrochemical Corp                               42,293                                      1,165
                                                                                         -----------------

Collectibles (0.42%)
RC2 Corp (a)                                            37,600                                      1,499
                                                                                         -----------------

Commercial Banks (7.07%)
Alabama National Bancorporation                         25,110                                      1,572
Bancfirst Corp                                           8,562                                        367
Bank of Hawaii Corp                                     44,093                                      2,333
Banner Corp                                             12,730                                        475
BOK Financial Corp                                       3,364                                        173
Capital Corp of the West (b)                            10,213                                        243
Capitol Bancorp Ltd                                      9,704                                        293
Central Pacific Financial Corp                          44,508                                      1,529
City Bank/Lynnwood WA                                   15,199                                        474
City Holding Co                                         18,664                                        709
Columbia Banking System Inc                             17,280                                        524
Community Bancorp/NV (a)                                15,919                                        489
Cullen/Frost Bankers Inc                                34,222                                      1,751
East West Bancorp Inc                                   60,192                                      2,399
First Community Bancorp Inc/CA (b)                      20,306                                      1,114
First State Bancorporation/NM (b)                       15,621                                        327
Greene County Bancshares Inc                            13,336                                        448
Heartland Financial USA Inc (b)                          6,734                                        172
Heritage Commerce Corp (b)                              13,803                                        302
IBERIABANK Corp (b)                                      7,458                                        391
Intervest Bancshares Corp (a)                            6,789                                        173
ITLA Capital Corp                                        6,394                                        326
Pinnacle Financial Partners Inc (a)(b)                  16,751                                        490
Placer Sierra Bancshares                                13,381                                        371
Preferred Bank/Los Angeles CA                           27,882                                      1,020
Prosperity Bancshares Inc                               39,927                                      1,385
Security Bank Corp/GA (b)                               22,130                                        438
Southwest Bancorp Inc/Stillwater OK                     13,699                                        336
Sterling Bancshares Inc/TX                              40,860                                        467
Sterling Financial Corp/WA                              52,385                                      1,544
Trustmark Corp (b)                                      20,400                                        543
Vineyard National Bancorp - Warrants (a)(c)(d)(e)        2,369                                          -
Vineyard National Bancorp (b)                           56,000                                      1,281
Virginia Commerce Bancorp (a)                            1,519                                         28
West Coast Bancorp/OR                                   12,395                                        385
Wilshire Bancorp Inc                                    26,660                                        367
                                                                                         -----------------
                                                                                                   25,239
                                                                                         -----------------

Commercial Services (0.23%)
Steiner Leisure Ltd (a)                                 17,240                                        836
                                                                                         -----------------

Commercial Services - Finance (0.46%)
Morningstar Inc (a)                                     10,271                                        535
Wright Express Corp (a)(b)                              34,625                                      1,091
                                                                                         -----------------
                                                                                                    1,626
                                                                                         -----------------
Communications Software (0.18%)
Inter-Tel Inc                                           25,690                                        648
                                                                                         -----------------

Computer Aided Design (0.97%)
Ansys Inc (a)(b)                                        46,916                                      2,402
Aspen Technology Inc (a)(b)                             52,656                                        715
MSC.Software Corp (a)                                   26,850                                        351
                                                                                         -----------------
                                                                                                    3,468
                                                                                         -----------------
Computer Graphics (0.62%)
Trident Microsystems Inc (a)(b)                        105,010                                      2,229
                                                                                         -----------------

Computer Services (1.11%)
Manhattan Associates Inc (a)                            22,120                                        640
Ness Technologies Inc (a)                               73,830                                        985
SI International Inc (a)                                24,930                                        659
SYKES Enterprises Inc (a)(b)                            90,802                                      1,676
                                                                                         -----------------
                                                                                                    3,960
                                                                                         -----------------
Computer Software (0.13%)
Double-Take Software Inc (a)(b)                         28,110                                        471
                                                                                         -----------------

Computers - Memory Devices (0.58%)
Imation Corp                                            37,140                                      1,371
Komag Inc (a)(b)                                        25,628                                        705
                                                                                         -----------------
                                                                                                    2,076
                                                                                         -----------------
Consulting Services (1.06%)
FTI Consulting Inc (a)(b)                               45,820                                      1,685
Huron Consulting Group Inc (a)                          34,772                                      2,105
                                                                                         -----------------
                                                                                                    3,790
                                                                                         -----------------
Consumer Products - Miscellaneous (0.47%)
Central Garden and Pet Co - A Shares (a)(b)             90,200                                      1,292
Prestige Brands Holdings Inc (a)                        28,820                                        375
                                                                                         -----------------
                                                                                                    1,667
                                                                                         -----------------
Cosmetics & Toiletries (0.23%)
Chattem Inc (a)(b)                                      14,190                                        811
                                                                                         -----------------

Dental Supplies & Equipment (0.13%)
Sirona Dental Systems Inc (b)                           14,450                                        477
                                                                                         -----------------

Diagnostic Equipment (0.75%)
Immucor Inc (a)                                         72,453                                      2,364
Neurometrix Inc (b)                                     32,020                                        324
                                                                                         -----------------
                                                                                                    2,688
                                                                                         -----------------
Diagnostic Kits (0.44%)
Meridian Bioscience Inc                                 52,600                                      1,564
                                                                                         -----------------

Direct Marketing (0.59%)
Harte-Hanks Inc                                         80,030                                      2,089
                                                                                         -----------------


Distribution & Wholesale (1.59%)
Central European Distribution Corp (a)(b)               49,660                                      1,477
United Stationers Inc (a)(b)                            36,085                                      2,148
WESCO International Inc (a)(b)                          32,676                                      2,064
                                                                                         -----------------
                                                                                                    5,689
                                                                                         -----------------
Diversified Manufacturing Operations (0.20%)
Koppers Holdings Inc (b)                                24,430                                        707
                                                                                         -----------------

E-Commerce - Products (0.28%)
NutriSystem Inc (a)(b)                                  15,875                                        984
                                                                                         -----------------

Educational Software (0.46%)
Blackboard Inc (a)(b)                                   47,502                                      1,630
                                                                                         -----------------

Electric - Integrated (2.28%)
Allete Inc                                              59,100                                      2,861
Empire District Electric Co/The (b)                     43,930                                      1,085
OGE Energy Corp                                         44,414                                      1,707
PNM Resources Inc                                       57,779                                      1,881
Portland General Electric Co (b)                        21,220                                        615
                                                                                         -----------------
                                                                                                    8,149
                                                                                         -----------------
Electronic Components - Miscellaneous (0.22%)
Benchmark Electronics Inc (a)                           36,250                                        768
                                                                                         -----------------

Electronic Components - Semiconductors (1.35%)
Diodes Inc (a)(b)                                       27,409                                      1,012
ON Semiconductor Corp (a)(b)                           293,634                                      3,145
Zoran Corp (a)                                          33,470                                        664
                                                                                         -----------------
                                                                                                    4,821
                                                                                         -----------------
Electronic Design Automation (0.16%)
Ansoft Corp (a)                                         17,552                                        567
                                                                                         -----------------

Electronic Measurement Instruments (0.82%)
Itron Inc (a)(b)                                        23,601                                      1,589
Tektronix Inc                                           30,543                                        898
Zygo Corp (a)(b)                                        27,920                                        447
                                                                                         -----------------
                                                                                                    2,934
                                                                                         -----------------
E-Marketing & Information (0.72%)
aQuantive Inc (a)(b)                                    83,402                                      2,553
                                                                                         -----------------

Engineering - Research & Development
Services (0.25%)
EMCOR Group Inc (a)                                     14,500                                        909
                                                                                         -----------------

Enterprise Software & Services (1.02%)
Informatica Corp (a)(b)                                162,100                                      2,386
Lawson Software Inc (a)(b)                              84,683                                        754
SYNNEX Corp (a)                                         24,920                                        487
                                                                                         -----------------
                                                                                                    3,627
                                                                                         -----------------
Finance - Investment Banker & Broker (0.61%)
Investment Technology Group Inc (a)                     24,779                                        938
KBW Inc (a)(b)                                             807                                         26
optionsXpress Holdings Inc (b)                          48,640                                      1,200
                                                                                         -----------------
                                                                                                    2,164
                                                                                         -----------------
Finance - Leasing Company (0.44%)
Financial Federal Corp (b)                              41,312                                      1,086

Finance - Leasing Company
Marlin Business Services Corp (a)(b)                    20,870                                        488
                                                                                         -----------------
                                                                                                    1,574
                                                                                         -----------------
Financial Guarantee Insurance (0.31%)
Triad Guaranty Inc (a)(b)                               25,377                                      1,122
                                                                                         -----------------

Food - Miscellaneous/Diversified (0.76%)
Ralcorp Holdings Inc (a)(b)                             41,420                                      2,726
                                                                                         -----------------

Footwear & Related Apparel (1.20%)
Heelys Inc (a)(b)                                       12,820                                        424
Steven Madden Ltd                                       53,680                                      1,597
Wolverine World Wide Inc                                78,750                                      2,251
                                                                                         -----------------
                                                                                                    4,272
                                                                                         -----------------
Gambling (Non-Hotel) (0.38%)
Pinnacle Entertainment Inc (a)                          48,340                                      1,357
                                                                                         -----------------

Gas - Distribution (0.39%)
Energen Corp                                             6,063                                        340
Northwest Natural Gas Co                                 9,066                                        461
South Jersey Industries Inc                             14,748                                        579
                                                                                         -----------------
                                                                                                    1,380
                                                                                         -----------------
Health Care Cost Containment (0.25%)
Healthspring Inc (a)                                    37,270                                        877
                                                                                         -----------------

Human Resources (0.91%)
AMN Healthcare Services Inc (a)                         66,745                                      1,625
Korn/Ferry International (a)                            69,308                                      1,634
                                                                                         -----------------
                                                                                                    3,259
                                                                                         -----------------
Independent Power Producer (0.12%)
Ormat Technologies Inc (b)                              11,590                                        423
                                                                                         -----------------

Instruments - Controls (0.70%)
Mettler Toledo International Inc (a)                    25,688                                      2,508
                                                                                         -----------------

Instruments - Scientific (0.32%)
Varian Inc (a)                                          19,601                                      1,136
                                                                                         -----------------

Internet Application Software (0.95%)
DealerTrack Holdings Inc (a)(b)                         14,760                                        487
WebEx Communications Inc (a)                            51,080                                      2,898
                                                                                         -----------------
                                                                                                    3,385
                                                                                         -----------------
Internet Connectivity Services (0.51%)
Internap Network Services Corp (a)                     119,080                                      1,829
                                                                                         -----------------

Internet Infrastructure Software (0.65%)
TIBCO Software Inc (a)                                 254,480                                      2,321
                                                                                         -----------------

Intimate Apparel (0.19%)
Warnaco Group Inc/The (a)                               24,440                                        691
                                                                                         -----------------

Investment Companies (0.48%)
Ares Capital Corp (b)                                   94,641                                      1,700
                                                                                         -----------------

Lasers - Systems & Components (0.70%)
Cymer Inc (a)                                           49,560                                      2,008

Lasers - Systems & Components
Excel Technology Inc (a)                                18,310                                        482
                                                                                         -----------------
                                                                                                    2,490
                                                                                         -----------------
Leisure & Recreation Products (0.36%)
K2 Inc (a)                                              41,310                                        623
WMS Industries Inc (a)(b)                               16,510                                        658
                                                                                         -----------------
                                                                                                    1,281
                                                                                         -----------------
Life & Health Insurance (0.64%)
Delphi Financial Group                                  53,734                                      2,294
                                                                                         -----------------

Machinery - Construction & Mining (0.91%)
Astec Industries Inc (a)(b)                             33,550                                      1,365
Bucyrus International Inc (b)                           29,850                                      1,873
                                                                                         -----------------
                                                                                                    3,238
                                                                                         -----------------
Machinery - General Industry (1.70%)
Gardner Denver Inc (a)                                  60,534                                      2,288
Manitowoc Co Inc/The                                    27,310                                      1,863
Middleby Corp (a)(b)                                    10,360                                      1,422
Tennant Co                                              15,480                                        496
                                                                                         -----------------
                                                                                                    6,069
                                                                                         -----------------
Machinery Tools & Related Products (0.55%)
Kennametal Inc                                          28,070                                      1,981
                                                                                         -----------------

Medical - Biomedical/Gene (1.14%)
Applera Corp - Celera Group (a)                         47,110                                        659
Exelixis Inc (a)(b)                                     62,810                                        675
Incyte Corp (a)(b)                                      82,070                                        633
Lexicon Pharmaceuticals Inc (a)                         89,685                                        315
Myriad Genetics Inc (a)(b)                              34,769                                      1,271
SuperGen Inc (a)(b)                                     79,380                                        502
                                                                                         -----------------
                                                                                                    4,055
                                                                                         -----------------
Medical - Drugs (1.22%)
Adams Respiratory Therapeutics Inc (a)(b)               43,480                                      1,631
Cubist Pharmaceuticals Inc (a)(b)                       28,866                                        619
Viropharma Inc (a)(b)                                  102,580                                      1,547
Zymogenetics Inc (a)(b)                                 37,800                                        565
                                                                                         -----------------
                                                                                                    4,362
                                                                                         -----------------
Medical - HMO (0.36%)
Sierra Health Services Inc (a)(b)                       31,273                                      1,295
                                                                                         -----------------

Medical - Outpatient & Home Medical Care (0.40%)
Amedisys Inc (a)(b)                                     45,817                                      1,436
                                                                                         -----------------

Medical Imaging Systems (0.25%)
IRIS International Inc (a)(b)                           66,120                                        897
                                                                                         -----------------

Medical Instruments (0.63%)
Conceptus Inc (a)(b)                                    28,290                                        585
Kyphon Inc (a)(b)                                       35,707                                      1,664
                                                                                         -----------------
                                                                                                    2,249
                                                                                         -----------------
Medical Laboratory & Testing Service (0.56%)
Icon Plc ADR (a)                                        42,750                                      2,006
                                                                                         -----------------

Medical Laser Systems (0.78%)
LCA-Vision Inc (b)                                      27,830                                      1,168

Medical Laser Systems
Palomar Medical Technologies Inc (a)(b)                 39,372                                      1,612
                                                                                         -----------------
                                                                                                    2,780
                                                                                         -----------------
Medical Products (0.86%)
Haemonetics Corp/Mass (a)                               18,412                                        881
Syneron Medical Ltd (a)(b)                              34,368                                        866
Zoll Medical Corp (a)(b)                                54,175                                      1,309
                                                                                         -----------------
                                                                                                    3,056
                                                                                         -----------------
Metal Processors & Fabrication (1.78%)
CIRCOR International Inc                                13,500                                        491
Commercial Metals Co                                    56,026                                      1,879
Dynamic Materials Corp (b)                              64,181                                      2,120
Ladish Co Inc (a)                                       45,734                                      1,860
                                                                                         -----------------
                                                                                                    6,350
                                                                                         -----------------
Motion Pictures & Services (0.39%)
Lions Gate Entertainment Corp (a)(b)                   121,246                                      1,386
                                                                                         -----------------

Multi-Line Insurance (0.09%)
Horace Mann Educators Corp                              16,003                                        337
                                                                                         -----------------

Multimedia (0.32%)
Journal Communications Inc                              85,099                                      1,148
                                                                                         -----------------

Networking Products (1.22%)
Anixter International Inc (a)(b)                        24,392                                      1,746
Polycom Inc (a)(b)                                      78,820                                      2,625
                                                                                         -----------------
                                                                                                    4,371
                                                                                         -----------------
Non-Ferrous Metals (0.93%)
Brush Engineered Materials Inc (a)(b)                    8,694                                        417
RTI International Metals Inc (a)(b)                     30,770                                      2,901
                                                                                         -----------------
                                                                                                    3,318
                                                                                         -----------------
Office Supplies & Forms (0.09%)
Ennis Inc                                               13,111                                        321
                                                                                         -----------------

Oil - Field Services (0.76%)
Matrix Service Co (a)                                   20,229                                        494
Superior Energy Services (a)(b)                         60,874                                      2,211
                                                                                         -----------------
                                                                                                    2,705
                                                                                         -----------------
Oil Company - Exploration & Production (1.55%)
Mariner Energy Inc (a)                                  36,290                                        818
Penn Virginia Corp                                      26,385                                      2,112
Petroquest Energy Inc (a)(b)                            41,718                                        476
Rosetta Resources Inc (a)(b)                            16,300                                        351
St Mary Land & Exploration Co                           48,187                                      1,765
                                                                                         -----------------
                                                                                                    5,522
                                                                                         -----------------
Oil Field Machinery & Equipment (0.74%)
Dril-Quip Inc (a)(b)                                    52,133                                      2,633
                                                                                         -----------------

Oil Refining & Marketing (0.36%)
Holly Corp (b)                                          20,228                                      1,286
                                                                                         -----------------

Paper & Related Products (0.33%)
Rock-Tenn Co                                            30,920                                      1,183
                                                                                         -----------------


Physician Practice Management (0.44%)
Pediatrix Medical Group Inc (a)                         27,300                                      1,557
                                                                                         -----------------

Power Converter & Supply Equipment (0.63%)
Advanced Energy Industries Inc (a)                      91,344                                      2,238
                                                                                         -----------------

Printing - Commercial (0.58%)
Consolidated Graphics Inc (a)                           27,491                                      2,069
                                                                                         -----------------

Private Corrections (0.52%)
Geo Group Inc/The (a)                                   36,243                                      1,856
                                                                                         -----------------

Property & Casualty Insurance (1.97%)
Argonaut Group Inc (a)                                  31,160                                      1,047
CNA Surety Corp (a)                                     23,670                                        489
FPIC Insurance Group Inc (a)(b)                          7,624                                        351
Navigators Group Inc (a)                                 9,690                                        495
Safety Insurance Group Inc (b)                          29,939                                      1,199
Selective Insurance Group (b)                           41,416                                      1,080
United America Indemnity Ltd (a)                        15,650                                        391
Zenith National Insurance Corp                          42,785                                      1,979
                                                                                         -----------------
                                                                                                    7,031
                                                                                         -----------------
Recreational Centers (0.66%)
Life Time Fitness Inc (a)(b)                            46,030                                      2,366
                                                                                         -----------------

REITS - Diversified (0.95%)
Entertainment Properties Trust                          38,710                                      2,339
Washington Real Estate Investment Trust (b)             28,240                                      1,069
                                                                                         -----------------
                                                                                                    3,408
                                                                                         -----------------
REITS - Healthcare (0.73%)
Senior Housing Properties Trust                        114,240                                      2,608
                                                                                         -----------------

REITS - Hotels (1.52%)
DiamondRock Hospitality Co (b)                          74,480                                      1,362
FelCor Lodging Trust Inc                                63,660                                      1,625
Highland Hospitality Corp (b)                           97,260                                      1,853
Innkeepers USA Trust (b)                                33,513                                        589
                                                                                         -----------------
                                                                                                    5,429
                                                                                         -----------------
REITS - Mortgage (1.35%)
Anthracite Capital Inc                                  27,740                                        322
Arbor Realty Trust Inc                                  26,411                                        813
Deerfield Triarc Capital Corp                          120,673                                      1,954
Gramercy Capital Corp/New York                          53,407                                      1,730
                                                                                         -----------------
                                                                                                    4,819
                                                                                         -----------------
REITS - Office Property (0.56%)
BioMed Realty Trust Inc (b)                             69,672                                      2,000
                                                                                         -----------------

REITS - Shopping Centers (0.60%)
Inland Real Estate Corp                                 36,900                                        671
Kite Realty Group Trust (b)                             22,260                                        445
Saul Centers Inc                                        11,440                                        594
Urstadt Biddle Properties Inc (b)                       23,340                                        424
                                                                                         -----------------
                                                                                                    2,134
                                                                                         -----------------
REITS - Single Tenant (0.17%)
Getty Realty Corp                                       21,338                                        612
                                                                                         -----------------


Research & Development (0.52%)
Parexel International Corp (a)(b)                       47,430                                      1,863
                                                                                         -----------------

Resorts & Theme Parks (0.77%)
Vail Resorts Inc (a)(b)                                 48,305                                      2,754
                                                                                         -----------------

Respiratory Products (0.38%)
Respironics Inc (a)                                     32,856                                      1,339
                                                                                         -----------------

Retail - Apparel & Shoe (4.04%)
Aeropostale Inc (a)(b)                                  26,968                                      1,110
Brown Shoe Co Inc                                       18,710                                        505
Cache Inc (a)                                            7,392                                        127
Charlotte Russe Holding Inc (a)                         89,570                                      2,448
Childrens Place Retail Stores Inc/The (a)               27,630                                      1,461
Dress Barn Inc (a)(b)                                   92,760                                      1,847
Genesco Inc (a)(b)                                      40,746                                      2,065
Men's Wearhouse Inc                                     56,820                                      2,458
Shoe Carnival Inc (a)                                   18,658                                        587
Wet Seal Inc/The (a)                                   303,144                                      1,813
                                                                                         -----------------
                                                                                                   14,421
                                                                                         -----------------
Retail - Automobile (0.25%)
Asbury Automotive Group Inc (b)                         30,670                                        882
                                                                                         -----------------

Retail - Convenience Store (0.54%)
Pantry Inc/The (a)(b)                                   43,099                                      1,939
                                                                                         -----------------

Retail - Restaurants (0.89%)
AFC Enterprises (a)(b)                                  54,540                                      1,037
CEC Entertainment Inc (a)                               16,570                                        690
Morton's Restaurant Group Inc (a)(b)                    23,050                                        388
Ruth's Chris Steak House (a)                            53,732                                      1,067
                                                                                         -----------------
                                                                                                    3,182
                                                                                         -----------------
Retail - Sporting Goods (0.53%)
Hibbett Sports Inc (a)                                  64,416                                      1,878
                                                                                         -----------------

Rubber & Plastic Products (0.18%)
Myers Industries Inc                                    27,832                                        625
                                                                                         -----------------

Savings & Loans - Thrifts (1.05%)
First Place Financial Corp/OH                           21,710                                        434
FirstFed Financial Corp (a)(b)                          29,150                                      1,792
PFF Bancorp Inc                                         20,863                                        587
TierOne Corp (b)                                        12,230                                        297
Willow Financial Bancorp Inc                            12,067                                        139
WSFS Financial Corp                                      7,846                                        506
                                                                                         -----------------
                                                                                                    3,755
                                                                                         -----------------
Seismic Data Collection (0.33%)
Dawson Geophysical Co (a)(b)                            10,099                                        519
Input/Output Inc (a)(b)                                 46,667                                        653
                                                                                         -----------------
                                                                                                    1,172
                                                                                         -----------------
Semiconductor Component - Integrated
Circuits (1.22%)
Cirrus Logic Inc (a)(b)                                151,160                                      1,252
Emulex Corp (a)                                         82,116                                      1,723
Micrel Inc                                              45,210                                        567
Standard Microsystems Corp (a)                          25,510                                        818
                                                                                         -----------------
                                                                                                    4,360
                                                                                         -----------------

Semiconductor Equipment (0.34%)
Entegris Inc (a)(b)                                    103,840                                      1,217
                                                                                         -----------------

Steel - Producers (1.31%)
Chaparral Steel Co                                      38,439                                      2,710
Claymont Steel Inc (a)                                  19,730                                        456
Reliance Steel & Aluminum Co (b)                        25,672                                      1,525
                                                                                         -----------------
                                                                                                    4,691
                                                                                         -----------------
Telecommunication Equipment (1.54%)
Anaren Inc (a)(b)                                       41,730                                        790
Arris Group Inc (a)(b)                                 161,274                                      2,390
Comtech Telecommunications Corp (a)(b)                  40,838                                      1,546
Optium Corp (a)(b)                                      17,090                                        304
Sirenza Microdevices Inc (a)(b)                         50,764                                        462
                                                                                         -----------------
                                                                                                    5,492
                                                                                         -----------------
Telecommunication Equipment - Fiber
Optics (0.19%)
Oplink Communications Inc (a)                           41,640                                        690
                                                                                         -----------------

Telecommunication Services (0.95%)
Consolidated Communications Holdings Inc                71,550                                      1,423
NeuStar Inc (a)(b)                                      46,667                                      1,342
Premiere Global Services Inc (a)                        51,180                                        623
                                                                                         -----------------
                                                                                                    3,388
                                                                                         -----------------
Telephone - Integrated (0.33%)
Alaska Communications Systems Group Inc (b)             74,059                                      1,178
                                                                                         -----------------

Therapeutics (1.91%)
BioMarin Pharmaceuticals Inc (a)(b)                     84,730                                      1,369
Isis Pharmaceuticals Inc (a)(b)                        117,860                                      1,206
Medarex Inc (a)(b)                                     120,374                                      1,648
Medicines Co/The (a)                                    21,630                                        493
Progenics Pharmaceuticals Inc (a)(b)                    38,070                                        921
Theravance Inc (a)(b)                                   36,120                                      1,197
                                                                                         -----------------
                                                                                                    6,834
                                                                                         -----------------
Toys (0.38%)
Jakks Pacific Inc (a)(b)                                56,702                                      1,363
                                                                                         -----------------

Transactional Software (0.46%)
VeriFone Holdings Inc (a)(b)                            46,200                                      1,630
                                                                                         -----------------

Transport - Marine (0.43%)
American Commercial Lines Inc (a)                       28,160                                        830
Horizon Lines Inc (b)                                   20,340                                        692
                                                                                         -----------------
                                                                                                    1,522
                                                                                         -----------------
Transport - Services (0.92%)
HUB Group Inc (a)                                       64,820                                      2,333
Pacer International Inc                                 36,700                                        938
                                                                                         -----------------
                                                                                                    3,271
                                                                                         -----------------
Transport - Truck (0.37%)
Old Dominion Freight Line (a)(b)                        44,506                                      1,316
                                                                                         -----------------

Travel Services (0.18%)
Ambassadors Group Inc (b)                               18,810                                        630
                                                                                         -----------------


Veterinary Products (0.25%)
PetMed Express Inc (a)(b)                               81,445                                        898
                                                                                         -----------------

Wire & Cable Products (0.73%)
General Cable Corp (a)                                  45,141                                      2,593
                                                                                         -----------------

Wireless Equipment (0.32%)
EMS Technologies Inc (a)(b)                             27,560                                        517
Viasat Inc (a)                                          18,307                                        628
                                                                                         -----------------
                                                                                                    1,145
                                                                                         -----------------
TOTAL COMMON STOCKS                                                                   $           340,350
                                                                                         -----------------
                                                    incipal
                                                    nt (000's)                            Value (000's)
SHORT TERM INVESTMENTS (4.30%)
Repurchase Agreements (4.30%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                     15,340                                     15,340
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $15,800,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                         -----------------

TOTAL SHORT TERM INVESTMENTS                                                          $            15,340
                                                                                         -----------------
MONEY MARKET FUNDS (29.47%)
Money Center Banks (29.47%)
BNY Institutional Cash Reserve Fund (f)                105,154                                    105,154
                                                                                         -----------------
TOTAL MONEY MARKET FUNDS                                                              $           105,154
                                                                                         -----------------
Total Investments                                                                     $           460,844
Liabilities in Excess of
  Other Assets, Net - (29.14)%                                                                   (103,986)
                                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                                            $           356,858
                                                                                         =================
                                                                                         -----------------

                                                                                         =================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)  Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(f)         Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           60,010
Unrealized Depreciation                                      (10,191)
                                                      ----------------
Net Unrealized Appreciation (Depreciation)                     49,819
Cost for federal income tax purposes                          411,025
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------- ----------------
Sector                                                        Percent
--------------------- ------------------------------- ----------------
Financial                                                      52.32%
Consumer,                                                      16.59%
Non-cyclical
Consumer, Cyclical                                             16.46%
Industrial                                                     15.72%
Communications                                                  9.11%
Technology                                                      8.92%
Energy                                                          3.73%
Basic Materials                                                 3.50%
Utilities                                                       2.79%
Liabilities in                                              (-29.14%)
Excess of Other
Assets, Net
                                                      ----------------
TOTAL NET ASSETS                                              100.00%
                                                      ================

Schedule of Investments

April 30, 2007 (unaudited)
SmallCap Growth Fund

                                                Shares Held                              Value (000's)
COMMON STOCKS (98.19%)
Advertising Services (0.89%)
inVentiv Health Inc (a)(b)                            106,836                        $             4,054
                                                                                        -----------------

Aerospace & Defense (1.21%)
Esterline Technologies Corp (b)                        66,086                                      2,758
Teledyne Technologies Inc (a)(b)                       63,575                                      2,804
                                                                                        -----------------
                                                                                                   5,562
                                                                                        -----------------
Aerospace & Defense Equipment (1.71%)
AAR Corp (a)(b)                                        96,818                                      2,957
BE Aerospace Inc (b)                                  133,069                                      4,877
                                                                                        -----------------
                                                                                                   7,834
                                                                                        -----------------
Airlines (0.38%)
Allegiant Travel Co (a)(b)                             53,599                                      1,720
                                                                                        -----------------

Apparel Manufacturers (1.21%)
Carter's Inc (a)(b)                                    65,300                                      1,711
Phillips-Van Heusen                                    68,432                                      3,825
                                                                                        -----------------
                                                                                                   5,536
                                                                                        -----------------
Applications Software (0.50%)
American Reprographics Co (a)(b)                       69,010                                      2,291
                                                                                        -----------------

Building - Heavy Construction (0.60%)
Infrasource Services Inc (a)(b)                        82,984                                      2,770
                                                                                        -----------------

Building - Mobile Home & Manufactured
Housing (0.63%)
Williams Scotsman International Inc (a)(b)            131,529                                      2,898
                                                                                        -----------------

Building & Construction Products -
Miscellaneous (0.75%)
NCI Building Systems Inc (a)(b)                        68,558                                      3,426
                                                                                        -----------------

Building Products - Cement & Aggregate (0.61%)
Texas Industries Inc                                   36,887                                      2,810
                                                                                        -----------------

Building Products - Doors & Windows (0.35%)
Apogee Enterprises Inc                                 67,000                                      1,613
                                                                                        -----------------

Building Products - Light Fixtures (0.67%)
Genlyte Group Inc (a)(b)                               39,358                                      3,070
                                                                                        -----------------

Cable TV (0.65%)
Lodgenet Entertainment Corp (b)                        87,508                                      2,982
                                                                                        -----------------

Cellular Telecommunications (0.00%)
Syniverse Holdings Inc (a)(b)                               1                                          -
                                                                                        -----------------

Circuit Boards (0.50%)
Park Electrochemical Corp                              83,044                                      2,288
                                                                                        -----------------


Commercial Banks (2.10%)
City Bank/Lynnwood WA                                  70,777                                      2,209
City Holding Co                                        43,908                                      1,667
Preferred Bank/Los Angeles CA                          72,538                                      2,655
United Community Banks Inc/GA                         104,840                                      3,099
                                                                                        -----------------
                                                                                                   9,630
                                                                                        -----------------
Commercial Services (1.68%)
ICT Group Inc (b)                                      84,847                                      1,594
Medifast Inc (a)(b)                                   191,000                                      1,394
Steiner Leisure Ltd (b)                                97,172                                      4,711
                                                                                        -----------------
                                                                                                   7,699
                                                                                        -----------------
Commercial Services - Finance (0.67%)
Wright Express Corp (a)(b)                             97,964                                      3,087
                                                                                        -----------------

Communications Software (0.67%)
DivX Inc (a)(b)                                        56,000                                      1,129
Inter-Tel Inc                                          76,500                                      1,929
                                                                                        -----------------
                                                                                                   3,058
                                                                                        -----------------
Computer Aided Design (1.35%)
Ansys Inc (b)                                          68,668                                      3,516
Aspen Technology Inc (a)(b)                           197,643                                      2,684
                                                                                        -----------------
                                                                                                   6,200
                                                                                        -----------------
Computer Graphics (0.84%)
Trident Microsystems Inc (a)(b)                       181,841                                      3,861
                                                                                        -----------------

Computer Services (1.85%)
Factset Research Systems Inc                           42,871                                      2,637
SI International Inc (b)                               92,142                                      2,438
Syntel Inc (a)                                         97,367                                      3,414
                                                                                        -----------------
                                                                                                   8,489
                                                                                        -----------------
Computer Software (0.55%)
Blackbaud Inc (a)                                     114,317                                      2,524
                                                                                        -----------------

Computers - Integrated Systems (1.03%)
Micros Systems Inc (b)                                 55,478                                      3,040
MTS Systems Corp                                       38,959                                      1,656
                                                                                        -----------------
                                                                                                   4,696
                                                                                        -----------------
Computers - Memory Devices (0.47%)
Komag Inc (a)(b)                                       78,467                                      2,159
                                                                                        -----------------

Consulting Services (0.99%)
Huron Consulting Group Inc (b)                         74,639                                      4,519
                                                                                        -----------------

Diagnostic Equipment (1.07%)
Immucor Inc (b)                                       118,363                                      3,862
Neurometrix Inc (a)                                   102,739                                      1,040
                                                                                        -----------------
                                                                                                   4,902
                                                                                        -----------------
Diagnostic Kits (0.59%)
Meridian Bioscience Inc                                91,077                                      2,708
                                                                                        -----------------

Distribution & Wholesale (0.37%)
Central European Distribution Corp (a)(b)              56,673                                      1,686
                                                                                        -----------------

E-Commerce - Products (0.57%)
NutriSystem Inc (a)(b)                                 20,392                                      1,265

E-Commerce - Products
Shutterfly Inc (a)(b)                                  81,545                                      1,324
                                                                                        -----------------
                                                                                                   2,589
                                                                                        -----------------
Educational Software (0.58%)
Blackboard Inc (a)(b)                                  77,305                                      2,652
                                                                                        -----------------

Electronic Components - Semiconductors (2.06%)
ON Semiconductor Corp (a)(b)                          359,723                                      3,853
SiRF Technology Holdings Inc (a)(b)                   105,456                                      2,558
Zoran Corp (b)                                        151,340                                      3,006
                                                                                        -----------------
                                                                                                   9,417
                                                                                        -----------------
Electronic Design Automation (0.80%)
Ansoft Corp (a)(b)                                    112,868                                      3,645
                                                                                        -----------------

Electronic Measurement Instruments (0.66%)
Itron Inc (a)(b)                                       45,005                                      3,031
                                                                                        -----------------

E-Marketing & Information (0.77%)
aQuantive Inc (a)(b)                                  115,666                                      3,541
                                                                                        -----------------

Enterprise Software & Services (1.37%)
Informatica Corp (a)(b)                               227,446                                      3,348
Omnicell Inc (b)                                      127,411                                      2,923
                                                                                        -----------------
                                                                                                   6,271
                                                                                        -----------------
Finance - Investment Banker & Broker (1.06%)
KBW Inc (a)(b)                                         82,868                                      2,707
Knight Capital Group Inc (a)(b)                        76,531                                      1,240
optionsXpress Holdings Inc                             36,807                                        908
                                                                                        -----------------
                                                                                                   4,855
                                                                                        -----------------
Food - Miscellaneous/Diversified (0.45%)
Hain Celestial Group Inc (a)(b)                        67,885                                      2,039
                                                                                        -----------------

Footwear & Related Apparel (1.96%)
CROCS Inc (a)(b)                                       36,700                                      2,051
Heelys Inc (b)                                         31,916                                      1,056
Steven Madden Ltd (a)                                  94,987                                      2,826
Wolverine World Wide Inc                              107,221                                      3,064
                                                                                        -----------------
                                                                                                   8,997
                                                                                        -----------------
Human Resources (0.62%)
AMN Healthcare Services Inc (b)                       115,881                                      2,822
                                                                                        -----------------

Internet Application Software (0.96%)
DealerTrack Holdings Inc (b)                           59,484                                      1,963
WebEx Communications Inc (b)                           43,195                                      2,451
                                                                                        -----------------
                                                                                                   4,414
                                                                                        -----------------
Internet Connectivity Services (0.37%)
Internap Network Services Corp (b)                    111,000                                      1,705
                                                                                        -----------------

Internet Content - Information & News (0.47%)
LoopNet Inc (a)(b)                                    117,203                                      2,148
                                                                                        -----------------

Internet Telephony (0.58%)
j2 Global Communications Inc (a)(b)                    91,722                                      2,638
                                                                                        -----------------


Intimate Apparel (0.45%)
Warnaco Group Inc/The (b)                              73,298                                      2,073
                                                                                        -----------------

Investment Companies (0.47%)
Ares Capital Corp (a)                                 120,000                                      2,155
                                                                                        -----------------

Lasers - Systems & Components (1.36%)
Cymer Inc (a)(b)                                       73,917                                      2,994
Rofin-Sinar Technologies Inc (a)(b)                    48,681                                      3,227
                                                                                        -----------------
                                                                                                   6,221
                                                                                        -----------------
Life & Health Insurance (0.32%)
Delphi Financial Group                                 34,752                                      1,484
                                                                                        -----------------

Machinery - Construction & Mining (1.75%)
Astec Industries Inc (b)                               87,151                                      3,547
Bucyrus International Inc (a)                          70,850                                      4,445
                                                                                        -----------------
                                                                                                   7,992
                                                                                        -----------------
Machinery - General Industry (1.33%)
Gardner Denver Inc (b)                                 75,466                                      2,853
Wabtec Corp                                            87,543                                      3,252
                                                                                        -----------------
                                                                                                   6,105
                                                                                        -----------------
Medical - Biomedical/Gene (3.12%)
Applera Corp - Celera Group (b)                       133,630                                      1,871
Digene Corp (a)(b)                                     56,809                                      2,605
Exelixis Inc (a)(b)                                   159,456                                      1,712
Incyte Corp (a)(b)                                    287,837                                      2,219
Lexicon Pharmaceuticals Inc (b)                       336,967                                      1,183
Lifecell Corp (a)(b)                                   68,775                                      2,022
Myriad Genetics Inc (a)(b)                             72,732                                      2,658
                                                                                        -----------------
                                                                                                  14,270
                                                                                        -----------------
Medical - Drugs (1.83%)
Adams Respiratory Therapeutics Inc (a)(b)              49,900                                      1,872
Indevus Pharmaceuticals Inc (a)(b)                    249,104                                      1,796
Viropharma Inc (a)(b)                                 207,687                                      3,132
Zymogenetics Inc (a)(b)                               106,021                                      1,586
                                                                                        -----------------
                                                                                                   8,386
                                                                                        -----------------
Medical - HMO (0.57%)
Sierra Health Services Inc (a)(b)                      62,634                                      2,594
                                                                                        -----------------

Medical - Outpatient & Home Medical
Care (1.24%)
Amedisys Inc (a)(b)                                   114,489                                      3,589
LHC Group Inc (a)(b)                                   81,268                                      2,081
                                                                                        -----------------
                                                                                                   5,670
                                                                                        -----------------
Medical Instruments (1.81%)
Conceptus Inc (a)(b)                                  134,665                                      2,785
Kyphon Inc (a)(b)                                      59,219                                      2,760
Ventana Medical Systems Inc (a)(b)                     56,744                                      2,757
                                                                                        -----------------
                                                                                                   8,302
                                                                                        -----------------
Medical Laboratory & Testing Service (0.62%)
Icon Plc ADR (b)                                       60,114                                      2,821
                                                                                        -----------------

Medical Laser Systems (1.16%)
LCA-Vision Inc (a)                                     52,687                                      2,211
Palomar Medical Technologies Inc (a)(b)                76,087                                      3,115
                                                                                        -----------------
                                                                                                   5,326
                                                                                        -----------------

Medical Products (1.36%)
Haemonetics Corp/Mass (b)                              37,115                                      1,776
Syneron Medical Ltd (a)(b)                             79,773                                      2,009
Zoll Medical Corp (b)                                 100,934                                      2,440
                                                                                        -----------------
                                                                                                   6,225
                                                                                        -----------------
Metal Processors & Fabrication (2.11%)
Dynamic Materials Corp (a)                             80,461                                      2,658
Ladish Co Inc (a)(b)                                   89,152                                      3,625
RBC Bearings Inc (b)                                   88,688                                      3,371
                                                                                        -----------------
                                                                                                   9,654
                                                                                        -----------------
Miscellaneous Manufacturers (0.66%)
Reddy Ice Holdings Inc (a)                            103,971                                      3,045
                                                                                        -----------------

Motion Pictures & Services (0.39%)
Lions Gate Entertainment Corp (a)(b)                  157,000                                      1,795
                                                                                        -----------------

Networking Products (0.74%)
Anixter International Inc (a)(b)                       47,099                                      3,372
                                                                                        -----------------

Non-Ferrous Metals (1.15%)
Brush Engineered Materials Inc (a)(b)                  42,600                                      2,046
RTI International Metals Inc (a)(b)                    34,178                                      3,222
                                                                                        -----------------
                                                                                                   5,268
                                                                                        -----------------
Office Furnishings - Original (0.50%)
Knoll Inc                                              98,448                                      2,286
                                                                                        -----------------

Oil - Field Services (1.34%)
Matrix Service Co (a)(b)                              131,000                                      3,196
Oil States International Inc (a)(b)                    86,783                                      2,945
                                                                                        -----------------
                                                                                                   6,141
                                                                                        -----------------
Oil Company - Exploration & Production (1.42%)
Arena Resources Inc (a)(b)                             41,200                                      1,934
Petroquest Energy Inc (a)(b)                          174,300                                      1,991
St Mary Land & Exploration Co                          70,024                                      2,564
                                                                                        -----------------
                                                                                                   6,489
                                                                                        -----------------
Oil Field Machinery & Equipment (0.77%)
Dril-Quip Inc (a)(b)                                   69,669                                      3,518
                                                                                        -----------------

Oil Refining & Marketing (0.56%)
Holly Corp                                             40,103                                      2,551
                                                                                        -----------------

Pharmacy Services (0.35%)
HealthExtras Inc (b)                                   51,817                                      1,604
                                                                                        -----------------

Physician Practice Management (0.48%)
Pediatrix Medical Group Inc (b)                        38,286                                      2,184
                                                                                        -----------------

Power Converter & Supply Equipment (1.04%)
Advanced Energy Industries Inc (b)                    195,139                                      4,781
                                                                                        -----------------

Precious Metals (0.53%)
Coeur d'Alene Mines Corp (a)(b)                       597,303                                      2,443
                                                                                        -----------------

Private Corrections (0.77%)
Geo Group Inc/The (b)                                  69,000                                      3,533
                                                                                        -----------------


Property & Casualty Insurance (1.83%)
CRM Holdings Ltd (a)(b)                                83,447                                        701
ProAssurance Corp (b)                                  29,757                                      1,602
Selective Insurance Group (a)                          84,566                                      2,205
Zenith National Insurance Corp                         83,624                                      3,868
                                                                                        -----------------
                                                                                                   8,376
                                                                                        -----------------
Recreational Centers (0.77%)
Life Time Fitness Inc (a)(b)                           68,246                                      3,508
                                                                                        -----------------

REITS - Diversified (1.88%)
Digital Realty Trust Inc.                             114,776                                      4,643
Entertainment Properties Trust                         65,467                                      3,955
                                                                                        -----------------
                                                                                                   8,598
                                                                                        -----------------
REITS - Mortgage (0.36%)
Deerfield Triarc Capital Corp                         102,056                                      1,652
                                                                                        -----------------

REITS - Shopping Centers (0.59%)
Inland Real Estate Corp                               148,691                                      2,705
                                                                                        -----------------

Research & Development (0.58%)
Parexel International Corp (b)                         67,849                                      2,665
                                                                                        -----------------

Retail - Apparel & Shoe (5.21%)
Aeropostale Inc (a)(b)                                 57,073                                      2,348
Bebe Stores Inc (a)                                    75,284                                      1,317
Charlotte Russe Holding Inc (a)(b)                     98,000                                      2,678
Childrens Place Retail Stores Inc/The (a)(b)           50,985                                      2,696
Genesco Inc (a)(b)                                     73,995                                      3,750
Men's Wearhouse Inc                                    86,478                                      3,742
Stage Stores Inc (a)                                  119,782                                      2,641
Tween Brands Inc (a)(b)                                78,132                                      3,060
Wet Seal Inc/The (b)                                  272,007                                      1,627
                                                                                        -----------------
                                                                                                  23,859
                                                                                        -----------------
Retail - Convenience Store (0.68%)
Pantry Inc/The (a)(b)                                  68,977                                      3,103
                                                                                        -----------------

Retail - Restaurants (1.31%)
Buffalo Wild Wings Inc (a)(b)                          31,789                                      2,075
McCormick & Schmick's Seafood Restaurant (b)           67,806                                      1,815
Morton's Restaurant Group Inc (b)                     123,998                                      2,087
                                                                                        -----------------
                                                                                                   5,977
                                                                                        -----------------
Retail - Sporting Goods (0.72%)
Hibbett Sports Inc (a)(b)                             112,380                                      3,276
                                                                                        -----------------

Schools (0.71%)
DeVry Inc                                              98,000                                      3,233
                                                                                        -----------------

Seismic Data Collection (1.18%)
Compagnie Generale de Geophysique SA ADR (b)           59,360                                      2,469
Dawson Geophysical Co (b)                              39,536                                      2,032
Input/Output Inc (b)                                   65,000                                        909
                                                                                        -----------------
                                                                                                   5,410
                                                                                        -----------------
Semiconductor Component - Integrated
Circuits (0.67%)
Emulex Corp (b)                                       145,803                                      3,059
                                                                                        -----------------


Semiconductor Equipment (0.61%)
ATMI Inc (a)(b)                                        89,888                                      2,780
                                                                                        -----------------

Steel - Producers (1.13%)
Chaparral Steel Co                                     52,030                                      3,668
Claymont Steel Inc (a)(b)                              65,357                                      1,511
                                                                                        -----------------
                                                                                                   5,179
                                                                                        -----------------
Telecommunication Equipment (1.93%)
CommScope Inc (a)(b)                                  102,335                                      4,774
Optium Corp (a)(b)                                     44,265                                        788
Sirenza Microdevices Inc (a)(b)                       358,048                                      3,262
                                                                                        -----------------
                                                                                                   8,824
                                                                                        -----------------
Telecommunication Services (0.78%)
Cbeyond Inc (a)(b)                                     44,000                                      1,530
NeuStar Inc (a)(b)                                     71,560                                      2,058
                                                                                        -----------------
                                                                                                   3,588
                                                                                        -----------------
Theaters (0.32%)
National CineMedia Inc (b)                             55,167                                      1,450
                                                                                        -----------------

Therapeutics (2.19%)
BioMarin Pharmaceuticals Inc (a)(b)                   102,367                                      1,654
Isis Pharmaceuticals Inc (a)(b)                       235,518                                      2,409
Medarex Inc (a)(b)                                    169,109                                      2,315
Progenics Pharmaceuticals Inc (b)                      70,860                                      1,715
Theravance Inc (a)(b)                                  59,051                                      1,957
                                                                                        -----------------
                                                                                                  10,050
                                                                                        -----------------
Transactional Software (0.68%)
VeriFone Holdings Inc (a)(b)                           87,692                                      3,095
                                                                                        -----------------

Transport - Marine (1.56%)
American Commercial Lines Inc (b)                     101,528                                      2,992
Horizon Lines Inc                                      29,907                                      1,017
OMI Corp (a)                                          107,232                                      3,117
                                                                                        -----------------
                                                                                                   7,126
                                                                                        -----------------
Transport - Services (0.71%)
HUB Group Inc (b)                                      90,233                                      3,248
                                                                                        -----------------

Transport - Truck (0.31%)
Celadon Group Inc (a)(b)                               86,355                                      1,421
                                                                                        -----------------

Travel Services (0.79%)
Ambassadors Group Inc (a)                             107,600                                      3,607
                                                                                        -----------------

Wire & Cable Products (1.52%)
General Cable Corp (b)                                 83,719                                      4,809
Insteel Industries Inc (a)                            128,288                                      2,141
                                                                                        -----------------
                                                                                                   6,950
                                                                                        -----------------
Wireless Equipment (0.80%)
Viasat Inc (b)                                        107,082                                      3,673
                                                                                        -----------------
TOTAL COMMON STOCKS                                                                  $           449,536
                                                                                        -----------------

                                                 Principal
                                               Amount (000's)                            Value (000's)
SHORT TERM INVESTMENTS (1.97%)
Commercial Paper (1.97%)
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                                  9,015                                      9,015
                                                                                        -----------------
TOTAL SHORT TERM INVESTMENTS                                                         $             9,015
                                                                                        -----------------
MONEY MARKET FUNDS (28.72%)
Money Center Banks (28.72%)
BNY Institutional Cash Reserve Fund (c)               131,479                                    131,479
                                                                                        -----------------
TOTAL MONEY MARKET FUNDS                                                             $           131,479
                                                                                        -----------------
Total Investments                                                                    $           590,030
Liabilities in Excess of Other Assets,
  Net - (28.88)%                                                                                (132,227)
                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                           $           457,803
                                                                                        =================
                                                                                        -----------------

                                                                                        =================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           57,927
Unrealized Depreciation                                         (12,228)
                                                         ----------------
Net Unrealized Appreciation (Depreciation)                        45,699
Cost for federal income tax purposes                             544,331
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ---------------------------- ----- ----------------
Sector                                                           Percent
--------------------- ---------------------------- ----- ----------------
Financial                                                         39.31%
Consumer,                                                         22.86%
Non-cyclical
Industrial                                                        19.43%

Consumer, Cyclical                                                15.68%
Technology                                                        14.02%
Communications                                                     9.51%
Energy                                                             5.26%
Basic Materials                                                    2.81%
Liabilities in                                                 (-28.88%)
Excess of Other
Assets, Net
                                                         ----------------
TOTAL NET ASSETS                                                 100.00%
                                                         ================

Schedule of Investments

April 30, 2007 (unaudited)
SmallCap S&P 600 Index Fund

                                                    Shares Held                              Value (000's)
COMMON STOCKS (99.77%)
Advanced Materials & Products (0.25%)
Ceradyne Inc (a)(b)                                        18,598                        $             1,094
                                                                                            -----------------

Advertising Services (0.18%)
inVentiv Health Inc (b)                                    20,650                                        784
                                                                                            -----------------

Aerospace & Defense (0.76%)
Armor Holdings Inc (a)(b)                                  20,705                                      1,481
Esterline Technologies Corp (b)                            17,523                                        731
Teledyne Technologies Inc (b)                              23,878                                      1,053
                                                                                            -----------------
                                                                                                       3,265
                                                                                            -----------------
Aerospace & Defense Equipment (1.14%)
AAR Corp (a)(b)                                            25,337                                        774
Curtiss-Wright Corp                                        30,277                                      1,305
GenCorp Inc (a)(b)                                         38,304                                        510
Kaman Corp                                                 16,552                                        410
Moog Inc (b)                                               29,079                                      1,236
Triumph Group Inc (a)                                      11,230                                        683
                                                                                            -----------------
                                                                                                       4,918
                                                                                            -----------------
Agricultural Operations (0.24%)
Delta & Pine Land Co                                       25,029                                      1,032
                                                                                            -----------------

Airlines (0.35%)
Frontier Airlines Holdings Inc (a)(b)                      25,098                                        149
Mesa Air Group Inc (a)(b)                                  22,710                                        153
Skywest Inc                                                44,092                                      1,200
                                                                                            -----------------
                                                                                                       1,502
                                                                                            -----------------
Apparel Manufacturers (0.69%)
Ashworth Inc (b)                                            9,950                                         83
Gymboree Corp (b)                                          21,670                                        827
Kellwood Co                                                17,241                                        486
Oxford Industries Inc                                      10,477                                        486
Quiksilver Inc (a)(b)                                      83,690                                      1,113
                                                                                            -----------------
                                                                                                       2,995
                                                                                            -----------------
Applications Software (0.35%)
EPIQ Systems Inc (a)(b)                                     9,886                                        234
Keane Inc (b)                                              30,545                                        428
Progress Software Corp (a)(b)                              27,950                                        842
                                                                                            -----------------
                                                                                                       1,504
                                                                                            -----------------
Athletic Equipment (0.07%)
Nautilus Inc                                               21,566                                        298
                                                                                            -----------------

Athletic Footwear (0.12%)
K-Swiss Inc                                                18,260                                        527
                                                                                            -----------------

Audio & Video Products (0.04%)
Audiovox Corp (b)                                          12,434                                        179
                                                                                            -----------------


Auto - Medium & Heavy Duty Trucks (0.05%)
ASV Inc (a)(b)                                             14,078                                        214
                                                                                            -----------------

Auto - Truck Trailers (0.08%)
Wabash National Corp (a)                                   20,921                                        326
                                                                                            -----------------

Auto Repair Centers (0.04%)
Midas Inc (b)                                               8,089                                        177
                                                                                            -----------------

Auto/Truck Parts & Equipment - Original (0.17%)
Keystone Automotive Industries Inc (b)                     11,191                                        372
Superior Industries International Inc (a)                  15,681                                        359
                                                                                            -----------------
                                                                                                         731
                                                                                            -----------------
Auto/Truck Parts & Equipment -
Replacement (0.03%)
Standard Motor Products Inc (a)                             8,144                                        149
                                                                                            -----------------

Batteries & Battery Systems (0.10%)
Greatbatch Inc (a)(b)                                      15,152                                        440
                                                                                            -----------------

Broadcasting Services & Programming (0.03%)
4Kids Entertainment Inc (b)                                 9,000                                        146
                                                                                            -----------------

Building - Maintenance & Service (0.32%)
ABM Industries Inc                                         29,853                                        840
Healthcare Services Group                                  18,927                                        530
                                                                                            -----------------
                                                                                                       1,370
                                                                                            -----------------
Building - Mobile Home & Manufactured
Housing (0.50%)
Champion Enterprises Inc (a)(b)                            52,486                                        540
Coachmen Industries Inc                                    10,772                                        111
Fleetwood Enterprises Inc (a)(b)                           43,892                                        366
Monaco Coach Corp                                          18,350                                        281
Skyline Corp                                                4,657                                        153
Winnebago Industries (a)                                   21,513                                        690
                                                                                            -----------------
                                                                                                       2,141
                                                                                            -----------------
Building - Residential & Commercial (0.39%)
M/I Homes Inc (a)                                           8,300                                        247
Meritage Homes Corp (a)(b)                                 15,053                                        524
Standard-Pacific Corp (a)                                  44,358                                        925
                                                                                            -----------------
                                                                                                       1,696
                                                                                            -----------------
Building & Construction - Miscellaneous (0.09%)
Insituform Technologies Inc (a)(b)                         18,671                                        381
                                                                                            -----------------

Building & Construction Products -
Miscellaneous (0.54%)
Drew Industries Inc (a)                                    12,802                                        368
Gibraltar Industries Inc                                   20,448                                        456
NCI Building Systems Inc (a)(b)                            13,818                                        691
Simpson Manufacturing Co Inc (a)                           25,205                                        811
                                                                                            -----------------
                                                                                                       2,326
                                                                                            -----------------
Building Products - Air & Heating (0.31%)
Lennox International Inc                                   39,330                                      1,330
                                                                                            -----------------

Building Products - Cement & Aggregate (0.33%)
Texas Industries Inc                                       18,709                                      1,425
                                                                                            -----------------


Building Products - Doors & Windows (0.11%)
Apogee Enterprises Inc (a)                                 19,435                                        468
                                                                                            -----------------

Building Products - Wood (0.14%)
Universal Forest Products Inc                              12,941                                        601
                                                                                            -----------------

Casino Hotels (0.04%)
Monarch Casino & Resort Inc (b)                             7,183                                        192
                                                                                            -----------------

Casino Services (0.09%)
Shuffle Master Inc (a)(b)                                  23,999                                        409
                                                                                            -----------------

Chemicals - Diversified (0.09%)
Georgia Gulf Corp (a)                                      23,449                                        374
                                                                                            -----------------

Chemicals - Plastics (0.19%)
PolyOne Corp (b)                                           63,615                                        417
Schulman A Inc                                             16,618                                        385
                                                                                            -----------------
                                                                                                         802
                                                                                            -----------------
Chemicals - Specialty (0.80%)
Arch Chemicals Inc                                         16,608                                        502
HB Fuller Co                                               41,498                                      1,061
OM Group Inc (b)                                           20,386                                      1,071
Omnova Solutions Inc (a)(b)                                28,786                                        151
Penford Corp                                                6,136                                        120
Quaker Chemical Corp                                        6,867                                        157
Tronox Inc - Class B                                       28,263                                        392
                                                                                            -----------------
                                                                                                       3,454
                                                                                            -----------------
Circuit Boards (0.09%)
Park Electrochemical Corp                                  13,838                                        381
                                                                                            -----------------

Coal (0.35%)
Massey Energy Co (a)                                       55,551                                      1,496
                                                                                            -----------------

Coffee (0.06%)
Peet's Coffee & Tea Inc (a)(b)                              9,483                                        246
                                                                                            -----------------

Collectibles (0.13%)
RC2 Corp (b)                                               14,466                                        577
                                                                                            -----------------

Commercial Banks (5.64%)
Bank Mutual Corp (a)                                       41,324                                        487
Cascade Bancorp                                            19,389                                        416
Central Pacific Financial Corp                             21,058                                        724
Chittenden Corp                                            31,026                                        902
Community Bank System Inc (a)                              20,510                                        420
Corus Bankshares Inc (a)                                   22,740                                        382
East West Bancorp Inc                                      42,149                                      1,680
First Bancorp/Puerto Rico (a)                              57,048                                        715
First Commonwealth Financial Corp (a)                      43,065                                        479
First Financial Bancorp                                    21,972                                        327
First Indiana Corp                                          8,828                                        171
First Midwest Bancorp Inc/IL                               34,211                                      1,230
First Republic Bank/San Francisco CA                       21,173                                      1,146
Fremont General Corp (a)                                   46,417                                        350
Frontier Financial Corp (a)                                27,162                                        675
Glacier Bancorp Inc                                        36,042                                        774
Hanmi Financial Corp                                       28,316                                        465
Commercial Banks
Independent Bank Corp/MI                                   13,949                                        230
Irwin Financial Corp                                       12,869                                        206
Nara Bancorp Inc                                           14,363                                        237
PrivateBancorp Inc (a)                                     12,680                                        416
Prosperity Bancshares Inc                                  23,581                                        818
Provident Bankshares Corp                                  22,073                                        707
South Financial Group Inc/The                              51,065                                      1,156
Sterling Bancorp/NY (a)                                    12,822                                        222
Sterling Bancshares Inc/TX                                 49,381                                        564
Sterling Financial Corp/WA                                 34,962                                      1,031
Susquehanna Bancshares Inc                                 35,705                                        796
Trustco Bank Corp NY (a)                                   51,345                                        471
UCBH Holdings Inc                                          68,259                                      1,226
Umpqua Holdings Corp                                       43,377                                      1,082
United Bankshares Inc                                      24,992                                        837
United Community Banks Inc/GA (a)                          24,761                                        732
Whitney Holding Corp (a)                                   45,206                                      1,391
Wilshire Bancorp Inc                                       10,594                                        146
Wintrust Financial Corp (a)                                17,137                                        737
                                                                                            -----------------
                                                                                                      24,348
                                                                                            -----------------
Commercial Services (0.72%)
Arbitron Inc (a)                                           20,379                                      1,004
Central Parking Corp                                       11,267                                        252
CPI Corp (a)                                                3,571                                        205
Live Nation Inc (b)                                        44,906                                        911
Pre-Paid Legal Services Inc (a)(b)                          6,161                                        352
Startek Inc (a)                                             7,754                                         75
Vertrue Inc (a)(b)                                          6,645                                        314
                                                                                            -----------------
                                                                                                       3,113
                                                                                            -----------------
Commercial Services - Finance (0.23%)
Bankrate Inc (a)(b)                                         7,821                                        316
Coinstar Inc (a)(b)                                        19,068                                        593
Rewards Network Inc (a)(b)                                 18,217                                         72
                                                                                            -----------------
                                                                                                         981
                                                                                            -----------------
Communications Software (0.38%)
Avid Technology Inc (a)(b)                                 28,202                                        938
Captaris Inc (b)                                           18,524                                        112
Digi International Inc (a)(b)                              17,232                                        220
Inter-Tel Inc                                              14,650                                        369
                                                                                            -----------------
                                                                                                       1,639
                                                                                            -----------------
Computer Aided Design (0.31%)
Ansys Inc (a)(b)                                           26,544                                      1,359
                                                                                            -----------------

Computer Services (0.87%)
CACI International Inc (b)                                 21,081                                        964
Ciber Inc (b)                                              37,030                                        302
Factset Research Systems Inc                               25,844                                      1,589
Manhattan Associates Inc (b)                               18,670                                        540
SYKES Enterprises Inc (b)                                  20,313                                        375
                                                                                            -----------------
                                                                                                       3,770
                                                                                            -----------------
Computer Software (0.18%)
Blackbaud Inc                                              30,375                                        671
Phoenix Technologies Ltd (b)                               17,577                                        126
                                                                                            -----------------
                                                                                                         797
                                                                                            -----------------
Computers - Integrated Systems (1.03%)
Agilysys Inc                                               21,134                                        445

Computers - Integrated Systems
Catapult Communications Corp (b)                            6,822                                         67
Kronos Inc/MA (b)                                          21,698                                      1,184
Mercury Computer Systems Inc (b)                           15,233                                        207
Micros Systems Inc (b)                                     27,830                                      1,525
MTS Systems Corp                                           12,520                                        532
Radiant Systems Inc (b)                                    17,811                                        240
Radisys Corp (b)                                           15,041                                        228
                                                                                            -----------------
                                                                                                       4,428
                                                                                            -----------------
Computers - Memory Devices (0.21%)
Hutchinson Technology Inc (a)(b)                           17,806                                        338
Komag Inc (a)(b)                                           21,350                                        588
                                                                                            -----------------
                                                                                                         926
                                                                                            -----------------
Computers - Peripheral Equipment (0.12%)
Synaptics Inc (a)(b)                                       17,854                                        535
                                                                                            -----------------

Computers - Voice Recognition (0.17%)
Talx Corp (a)                                              21,576                                        744
                                                                                            -----------------

Consulting Services (0.44%)
MAXIMUS Inc                                                14,879                                        520
Watson Wyatt Worldwide Inc                                 29,032                                      1,368
                                                                                            -----------------
                                                                                                       1,888
                                                                                            -----------------
Consumer Products - Miscellaneous (0.66%)
Central Garden and Pet Co - A Shares (b)                   48,934                                        701
Fossil Inc (b)                                             30,971                                        872
Playtex Products Inc (a)(b)                                38,187                                        581
Russ Berrie & Co Inc (a)(b)                                 7,882                                        119
Spectrum Brands Inc (a)(b)                                 26,600                                        185
WD-40 Co                                                   11,676                                        404
                                                                                            -----------------
                                                                                                       2,862
                                                                                            -----------------
Containers - Paper & Plastic (0.05%)
Chesapeake Corp                                            13,633                                        201
                                                                                            -----------------

Cosmetics & Toiletries (0.17%)
Chattem Inc (a)(b)                                         12,794                                        731
                                                                                            -----------------

Data Processing & Management (0.21%)
eFunds Corp (a)(b)                                         32,328                                        902
                                                                                            -----------------

Decision Support Software (0.11%)
SPSS Inc (a)(b)                                            13,577                                        498
                                                                                            -----------------

Diagnostic Equipment (0.36%)
Immucor Inc (b)                                            47,163                                      1,539
                                                                                            -----------------

Diagnostic Kits (0.78%)
Biosite Inc (a)(b)                                         10,946                                      1,013
Idexx Laboratories Inc (b)                                 21,337                                      1,924
Meridian Bioscience Inc                                    14,770                                        439
                                                                                            -----------------
                                                                                                       3,376
                                                                                            -----------------
Disposable Medical Products (0.15%)
ICU Medical Inc (b)                                        10,030                                        419
Merit Medical Systems Inc (a)(b)                           18,798                                        217
                                                                                            -----------------
                                                                                                         636
                                                                                            -----------------

Distribution & Wholesale (1.52%)
Bell Microproducts Inc (a)(b)                              20,836                                        142
Brightpoint Inc (a)(b)                                     34,753                                        462
Building Materials Holding Corp                            19,984                                        290
LKQ Corp (b)                                               31,051                                        701
Owens & Minor Inc (a)                                      27,606                                        976
Pool Corp (a)                                              34,448                                      1,383
Scansource Inc (a)(b)                                      17,627                                        506
United Stationers Inc (b)                                  20,345                                      1,211
Watsco Inc (a)                                             16,794                                        893
                                                                                            -----------------
                                                                                                       6,564
                                                                                            -----------------
Diversified Manufacturing Operations (1.12%)
Acuity Brands Inc                                          29,727                                      1,757
AO Smith Corp                                              15,574                                        593
Barnes Group Inc (a)                                       27,403                                        666
EnPro Industries Inc (b)                                   14,618                                        551
Griffon Corp (a)(b)                                        17,997                                        432
Lydall Inc (b)                                             11,193                                        163
Standex International Corp                                  8,526                                        233
Tredegar Corp                                              19,430                                        454
                                                                                            -----------------
                                                                                                       4,849
                                                                                            -----------------
Diversified Minerals (0.08%)
AMCOL International Corp                                   14,968                                        360
                                                                                            -----------------

Diversified Operations & Commercial
Services (0.40%)
Chemed Corp                                                18,255                                        918
Viad Corp                                                  14,567                                        595
Volt Information Sciences Inc (a)(b)                        8,849                                        226
                                                                                            -----------------
                                                                                                       1,739
                                                                                            -----------------
Drug Delivery Systems (0.09%)
Noven Pharmaceuticals Inc (b)                              16,966                                        397
                                                                                            -----------------

E-Commerce - Products (0.15%)
Blue Nile Inc (a)(b)                                        9,553                                        450
Stamps.com Inc (b)                                         13,109                                        185
                                                                                            -----------------
                                                                                                         635
                                                                                            -----------------
E-Commerce - Services (0.03%)
Napster Inc (b)                                            30,835                                        125
                                                                                            -----------------

Electric - Integrated (1.39%)
Allete Inc                                                 20,863                                      1,010
Avista Corp (a)                                            36,094                                        851
Central Vermont Public Service Corp                         6,939                                        223
CH Energy Group Inc                                         9,288                                        446
Cleco Corp                                                 39,514                                      1,109
El Paso Electric Co (b)                                    31,614                                        835
UIL Holdings Corp                                          17,170                                        586
Unisource Energy Corp (a)                                  24,158                                        928
                                                                                            -----------------
                                                                                                       5,988
                                                                                            -----------------
Electric Products - Miscellaneous (0.14%)
Littelfuse Inc (b)                                         15,409                                        618
                                                                                            -----------------

Electronic Components - Miscellaneous (1.11%)
Bel Fuse Inc                                                8,121                                        288
Benchmark Electronics Inc (b)                              49,324                                      1,045
CTS Corp                                                   24,535                                        321
Cubic Corp                                                 10,619                                        214

Electronic Components - Miscellaneous
Daktronics Inc (a)                                         21,834                                        497
Methode Electronics Inc                                    25,051                                        378
Planar Systems Inc (b)                                     11,876                                         89
Plexus Corp (b)                                            31,712                                        665
Rogers Corp (a)(b)                                         12,095                                        548
Technitrol Inc                                             27,924                                        749
                                                                                            -----------------
                                                                                                       4,794
                                                                                            -----------------
Electronic Components - Semiconductors (0.83%)
Actel Corp (a)(b)                                          17,850                                        261
Diodes Inc (a)(b)                                          13,737                                        507
DSP Group Inc (b)                                          19,907                                        368
Kopin Corp (a)(b)                                          46,512                                        158
Microsemi Corp (a)(b)                                      51,668                                      1,194
Skyworks Solutions Inc (a)(b)                             111,834                                        771
Supertex Inc (a)(b)                                         9,451                                        309
                                                                                            -----------------
                                                                                                       3,568
                                                                                            -----------------
Electronic Measurement Instruments (1.44%)
Analogic Corp                                               9,564                                        586
Flir Systems Inc (a)(b)                                    44,904                                      1,818
Itron Inc (a)(b)                                           20,507                                      1,381
Keithley Instruments Inc (a)                                9,645                                        116
Trimble Navigation Ltd (b)                                 80,939                                      2,321
                                                                                            -----------------
                                                                                                       6,222
                                                                                            -----------------
Electronic Security Devices (0.05%)
LoJack Corp (b)                                            12,878                                        237
                                                                                            -----------------

Electronics - Military (0.07%)
EDO Corp (a)                                               11,268                                        310
                                                                                            -----------------

E-Marketing & Information (0.02%)
MIVA Inc (b)                                               19,206                                         83
                                                                                            -----------------

Energy - Alternate Sources (0.15%)
Headwaters Inc (a)(b)                                      29,015                                        629
                                                                                            -----------------

Engineering - Research & Development
Services (1.10%)
EMCOR Group Inc (b)                                        21,818                                      1,368
Shaw Group Inc/The (a)(b)                                  55,338                                      1,795
URS Corp (b)                                               35,978                                      1,572
                                                                                            -----------------
                                                                                                       4,735
                                                                                            -----------------
Engines - Internal Combustion (0.23%)
Briggs & Stratton Corp (a)                                 33,854                                      1,004
                                                                                            -----------------

Enterprise Software & Services (0.62%)
Concur Technologies Inc (a)(b)                             19,152                                        340
Epicor Software Corp (a)(b)                                39,621                                        574
Informatica Corp (a)(b)                                    59,484                                        876
JDA Software Group Inc (b)                                 20,096                                        358
Mantech International Corp (b)                             12,517                                        384
Neoware Inc (a)(b)                                         13,698                                        162
                                                                                            -----------------
                                                                                                       2,694
                                                                                            -----------------
Entertainment Software (0.57%)
Take-Two Interactive Software Inc (a)(b)                   49,972                                        958
THQ Inc (a)(b)                                             44,952                                      1,500
                                                                                            -----------------
                                                                                                       2,458
                                                                                            -----------------

Environmental Consulting & Engineering (0.19%)
Tetra Tech Inc (b)                                         39,719                                        827
                                                                                            -----------------

E-Services - Consulting (0.18%)
Websense Inc (a)(b)                                        30,713                                        759
                                                                                            -----------------

Fiduciary Banks (0.16%)
Boston Private Financial Holdings Inc                      25,179                                        700
                                                                                            -----------------

Filtration & Separation Products (0.26%)
Clarcor Inc                                                35,085                                      1,107
                                                                                            -----------------

Finance - Consumer Loans (0.26%)
Portfolio Recovery Associates (a)(b)                       10,957                                        610
World Acceptance Corp (a)(b)                               12,059                                        517
                                                                                            -----------------
                                                                                                       1,127
                                                                                            -----------------
Finance - Investment Banker & Broker (0.67%)
Investment Technology Group Inc (a)(b)                     30,279                                      1,146
LaBranche & Co Inc (a)(b)                                  36,566                                        297
Piper Jaffray Cos (b)                                      12,660                                        808
SWS Group Inc                                              16,893                                        439
TradeStation Group Inc (b)                                 17,493                                        213
                                                                                            -----------------
                                                                                                       2,903
                                                                                            -----------------
Finance - Leasing Company (0.11%)
Financial Federal Corp (a)                                 18,845                                        495
                                                                                            -----------------

Financial Guarantee Insurance (0.09%)
Triad Guaranty Inc (a)(b)                                   8,366                                        370
                                                                                            -----------------

Firearms & Ammunition (0.04%)
Sturm Ruger & Co Inc (b)                                   12,565                                        162
                                                                                            -----------------

Food - Baking (0.26%)
Flowers Foods Inc                                          35,437                                      1,105
                                                                                            -----------------

Food - Canned (0.15%)
TreeHouse Foods Inc (b)                                    21,380                                        644
                                                                                            -----------------

Food - Miscellaneous/Diversified (1.13%)
Corn Products International Inc                            50,989                                      2,030
Hain Celestial Group Inc (a)(b)                            27,027                                        812
J&J Snack Foods Corp                                        9,402                                        366
Lance Inc                                                  21,154                                        468
Ralcorp Holdings Inc (b)                                   18,370                                      1,209
                                                                                            -----------------
                                                                                                       4,885
                                                                                            -----------------
Food - Retail (0.10%)
Great Atlantic & Pacific Tea Co (a)(b)                     13,369                                        430
                                                                                            -----------------

Food - Wholesale & Distribution (0.56%)
Nash Finch Co                                               9,183                                        358
Performance Food Group Co (b)                              23,980                                        749
Spartan Stores Inc                                         14,815                                        382
United Natural Foods Inc (a)(b)                            29,329                                        915
                                                                                            -----------------
                                                                                                       2,404
                                                                                            -----------------
Footwear & Related Apparel (0.90%)
CROCS Inc (a)(b)                                           22,996                                      1,285
Deckers Outdoor Corp (b)                                    7,489                                        567
Footwear & Related Apparel
Skechers U.S.A. Inc (b)                                    18,683                                        587
Stride Rite Corp                                           24,983                                        352
Wolverine World Wide Inc                                   38,074                                      1,088
                                                                                            -----------------
                                                                                                       3,879
                                                                                            -----------------
Forestry (0.08%)
Deltic Timber Corp (a)                                      6,995                                        349
                                                                                            -----------------

Gambling (Non-Hotel) (0.27%)
Pinnacle Entertainment Inc (b)                             40,895                                      1,148
                                                                                            -----------------

Garden Products (0.32%)
Toro Co (a)                                                27,616                                      1,388
                                                                                            -----------------

Gas - Distribution (3.44%)
Atmos Energy Corp                                          60,695                                      1,925
Cascade Natural Gas Corp                                    7,885                                        205
Energen Corp                                               49,123                                      2,753
Laclede Group Inc/The                                      14,778                                        464
New Jersey Resources Corp                                  19,073                                      1,024
Northwest Natural Gas Co                                   18,677                                        949
Piedmont Natural Gas Co (a)                                51,118                                      1,349
South Jersey Industries Inc (a)                            19,993                                        785
Southern Union Co (a)                                      73,863                                      2,250
Southwest Gas Corp                                         28,778                                      1,091
UGI Corp                                                   72,664                                      2,061
                                                                                            -----------------
                                                                                                      14,856
                                                                                            -----------------
Health Care Cost Containment (0.05%)
Hooper Holmes Inc (b)                                      46,352                                        204
                                                                                            -----------------

Home Furnishings (0.30%)
Bassett Furniture Industries Inc                            8,094                                        115
Ethan Allen Interiors Inc (a)                              21,747                                        768
La-Z-Boy Inc (a)                                           35,202                                        411
                                                                                            -----------------
                                                                                                       1,294
                                                                                            -----------------
Hotels & Motels (0.07%)
Marcus Corp                                                14,630                                        318
                                                                                            -----------------

Housewares (0.09%)
Libbey Inc (a)                                              9,800                                        183
National Presto Industries Inc                              3,228                                        191
                                                                                            -----------------
                                                                                                         374
                                                                                            -----------------
Human Resources (0.91%)
Administaff Inc                                            16,657                                        553
AMN Healthcare Services Inc (b)                            23,759                                        578
CDI Corp                                                    8,910                                        264
Cross Country Healthcare Inc (a)(b)                        14,911                                        293
Gevity HR Inc                                              17,256                                        322
Heidrick & Struggles International Inc (b)                 12,012                                        567
Labor Ready Inc (b)                                        34,734                                        754
On Assignment Inc (a)(b)                                   24,026                                        269
Spherion Corp (b)                                          38,771                                        331
                                                                                            -----------------
                                                                                                       3,931
                                                                                            -----------------
Identification Systems - Development (0.62%)
Brady Corp (a)                                             36,967                                      1,215
Checkpoint Systems Inc (a)(b)                              26,903                                        592

Identification Systems - Development
Paxar Corp (a)(b)                                          28,438                                        853
                                                                                            -----------------
                                                                                                       2,660
                                                                                            -----------------
Industrial Audio & Video Products (0.05%)
Sonic Solutions Inc (a)(b)                                 17,821                                        232
                                                                                            -----------------

Industrial Automation & Robots (0.19%)
Cognex Corp                                                30,469                                        657
Gerber Scientific Inc (b)                                  15,840                                        158
                                                                                            -----------------
                                                                                                         815
                                                                                            -----------------
Instruments - Controls (0.51%)
Photon Dynamics Inc (b)                                    11,368                                        137
Watts Water Technologies Inc (a)                           20,332                                        823
Woodward Governor Co                                       20,185                                        996
X-Rite Inc (a)                                             19,636                                        246
                                                                                            -----------------
                                                                                                       2,202
                                                                                            -----------------
Instruments - Scientific (0.36%)
Dionex Corp (a)(b)                                         13,086                                        903
FEI Co (a)(b)                                              17,828                                        663
                                                                                            -----------------
                                                                                                       1,566
                                                                                            -----------------
Insurance Brokers (0.25%)
Hilb Rogal & Hobbs Co (a)                                  24,783                                      1,077
                                                                                            -----------------

Internet Application Software (0.40%)
WebEx Communications Inc (b)                               30,157                                      1,711
                                                                                            -----------------

Internet Connectivity Services (0.04%)
PC-Tel Inc (b)                                             15,298                                        153
                                                                                            -----------------

Internet Content - Information & News (0.13%)
Infospace Inc (b)                                          21,563                                        553
                                                                                            -----------------

Internet Security (0.16%)
Blue Coat Systems Inc (a)(b)                                9,913                                        348
Secure Computing Corp (a)(b)                               44,203                                        358
                                                                                            -----------------
                                                                                                         706
                                                                                            -----------------
Internet Telephony (0.22%)
j2 Global Communications Inc (a)(b)                        33,556                                        965
                                                                                            -----------------

Lasers - Systems & Components (0.59%)
Coherent Inc (b)                                           21,415                                        672
Cymer Inc (b)                                              25,545                                      1,035
Electro Scientific Industries Inc (b)                      19,979                                        412
Newport Corp (b)                                           28,112                                        441
                                                                                            -----------------
                                                                                                       2,560
                                                                                            -----------------
Leisure & Recreation Products (0.32%)
K2 Inc (b)                                                 33,803                                        510
Multimedia Games Inc (a)(b)                                18,921                                        212
WMS Industries Inc (a)(b)                                  16,353                                        652
                                                                                            -----------------
                                                                                                       1,374
                                                                                            -----------------
Life & Health Insurance (0.36%)
Delphi Financial Group                                     29,636                                      1,266
Presidential Life Corp                                     14,740                                        280
                                                                                            -----------------
                                                                                                       1,546
                                                                                            -----------------
Linen Supply & Related Items (0.25%)
Angelica Corp                                               6,505                                        169

Linen Supply & Related Items
G&K Services Inc (a)                                       14,739                                        515
Unifirst Corp/MA (a)                                        9,763                                        411
                                                                                            -----------------
                                                                                                       1,095
                                                                                            -----------------
Machinery - Construction & Mining (0.12%)
Astec Industries Inc (a)(b)                                12,904                                        525
                                                                                            -----------------

Machinery - Electrical (0.49%)
Baldor Electric Co (a)                                     28,211                                      1,111
Regal-Beloit Corp (a)                                      21,355                                        985
                                                                                            -----------------
                                                                                                       2,096
                                                                                            -----------------
Machinery - Farm (0.06%)
Lindsay Corp (a)                                            7,969                                        243
                                                                                            -----------------

Machinery - General Industry (1.96%)
Albany International Corp (a)                              19,968                                        765
Applied Industrial Technologies Inc                        25,879                                        696
Gardner Denver Inc (b)                                     36,196                                      1,368
IDEX Corp                                                  36,882                                      1,935
Intevac Inc (b)                                            14,493                                        352
Manitowoc Co Inc/The                                       42,579                                      2,905
Robbins & Myers Inc                                        11,664                                        448
                                                                                            -----------------
                                                                                                       8,469
                                                                                            -----------------
Machinery - Material Handling (0.10%)
Cascade Corp                                                7,243                                        449
                                                                                            -----------------

Medical - Biomedical/Gene (0.95%)
Arqule Inc (b)                                             19,396                                        170
Cambrex Corp                                               19,378                                        470
CryoLife Inc (b)                                           15,410                                        152
Digene Corp (a)(b)                                         16,452                                        754
Enzo Biochem Inc (a)(b)                                    21,347                                        359
Integra LifeSciences Holdings Corp (a)(b)                  13,511                                        616
Regeneron Pharmaceuticals Inc (a)(b)                       44,972                                      1,223
Savient Pharmaceuticals Inc (a)(b)                         31,771                                        366
                                                                                            -----------------
                                                                                                       4,110
                                                                                            -----------------
Medical - Drugs (0.33%)
Bradley Pharmaceuticals Inc (a)(b)                         11,257                                        221
Sciele Pharma Inc (a)(b)                                   20,244                                        501
Viropharma Inc (a)(b)                                      47,822                                        721
                                                                                            -----------------
                                                                                                       1,443
                                                                                            -----------------
Medical - Generic Drugs (0.13%)
Alpharma Inc (a)                                           23,074                                        561
                                                                                            -----------------

Medical - HMO (0.74%)
AMERIGROUP Corp (b)                                        35,846                                      1,008
Centene Corp (b)                                           29,718                                        618
Sierra Health Services Inc (a)(b)                          38,205                                      1,583
                                                                                            -----------------
                                                                                                       3,209
                                                                                            -----------------
Medical - Nursing Homes (0.20%)
Genesis HealthCare Corp (a)(b)                             13,551                                        867
                                                                                            -----------------

Medical - Outpatient & Home Medical Care (0.45%)
Amedisys Inc (a)(b)                                        17,698                                        555
Amsurg Corp (b)                                            20,586                                        472
Gentiva Health Services Inc (b)                            18,702                                        350
Odyssey HealthCare Inc (b)                                 23,087                                        308
Medical - Outpatient & Home Medical Care
Option Care Inc (a)                                        18,130                                        248
                                                                                            -----------------
                                                                                                       1,933
                                                                                            -----------------
Medical Information Systems (0.42%)
Allscripts Healthcare Solutions Inc (a)(b)                 33,407                                        884
Dendrite International Inc (b)                             29,999                                        477
Quality Systems Inc (a)                                    11,645                                        471
                                                                                            -----------------
                                                                                                       1,832
                                                                                            -----------------
Medical Instruments (0.81%)
Arthrocare Corp (a)(b)                                     18,796                                        776
Conmed Corp (a)(b)                                         19,204                                        582
Datascope Corp (a)                                          8,676                                        322
DJO Inc (b)                                                16,062                                        627
Kensey Nash Corp (a)(b)                                     8,114                                        209
Possis Medical Inc (b)                                     11,801                                        153
SurModics Inc (a)(b)                                       10,713                                        435
Symmetry Medical Inc (a)(b)                                24,148                                        410
                                                                                            -----------------
                                                                                                       3,514
                                                                                            -----------------
Medical Laser Systems (0.27%)
Biolase Technology Inc (a)(b)                              16,224                                        105
LCA-Vision Inc (a)                                         13,629                                        572
Palomar Medical Technologies Inc (a)(b)                    12,444                                        510
                                                                                            -----------------
                                                                                                       1,187
                                                                                            -----------------
Medical Products (1.82%)
American Medical Systems Holdings Inc (a)(b)               49,275                                        874
Cooper Cos Inc/The                                         30,824                                      1,575
Cyberonics Inc (a)(b)                                      15,151                                        331
Haemonetics Corp/Mass (b)                                  18,102                                        866
Invacare Corp                                              21,911                                        408
Mentor Corp (a)                                            29,107                                      1,133
Osteotech Inc (b)                                          11,881                                         90
PolyMedica Corp                                            15,490                                        626
PSS World Medical Inc (a)(b)                               46,171                                        928
Viasys Healthcare Inc (b)                                  22,659                                        726
Vital Signs Inc                                             5,345                                        305
                                                                                            -----------------
                                                                                                       7,862
                                                                                            -----------------
Metal - Aluminum (0.17%)
Century Aluminum Co (a)(b)                                 15,822                                        749
                                                                                            -----------------

Metal - Iron (0.45%)
Cleveland-Cliffs Inc (a)                                   28,225                                      1,956
                                                                                            -----------------

Metal Processors & Fabrication (0.66%)
Kaydon Corp (a)                                            19,289                                        917
Mueller Industries Inc                                     25,376                                        832
Quanex Corp                                                25,386                                      1,093
                                                                                            -----------------
                                                                                                       2,842
                                                                                            -----------------
Metal Products - Distribution (0.09%)
AM Castle & Co                                              8,627                                        293
Lawson Products                                             2,858                                        102
                                                                                            -----------------
                                                                                                         395
                                                                                            -----------------
Miscellaneous Manufacturers (0.40%)
Aptargroup Inc                                             23,767                                      1,741
                                                                                            -----------------

Multi-Line Insurance (0.12%)
United Fire & Casualty Co (a)                              14,400                                        529
                                                                                            -----------------

Networking Products (0.88%)
Adaptec Inc (a)(b)                                         81,093                                        313
Aeroflex Inc (a)(b)                                        50,461                                        709
Anixter International Inc (a)(b)                           21,582                                      1,545
Black Box Corp                                             11,894                                        433
Netgear Inc (a)(b)                                         23,520                                        791
                                                                                            -----------------
                                                                                                       3,791
                                                                                            -----------------
Non-Ferrous Metals (0.50%)
Brush Engineered Materials Inc (b)                         13,796                                        663
RTI International Metals Inc (a)(b)                        15,744                                      1,484
                                                                                            -----------------
                                                                                                       2,147
                                                                                            -----------------
Non-Hazardous Waste Disposal (0.34%)
Waste Connections Inc (a)(b)                               46,849                                      1,460
                                                                                            -----------------

Office Automation & Equipment (0.23%)
Global Imaging Systems Inc (b)                             34,481                                        996
                                                                                            -----------------

Office Furnishings - Original (0.14%)
Interface Inc                                              35,669                                        601
                                                                                            -----------------

Office Supplies & Forms (0.24%)
John H Harland Co                                          17,668                                        929
Standard Register Co/The                                    8,433                                        105
                                                                                            -----------------
                                                                                                       1,034
                                                                                            -----------------
Oil - Field Services (1.98%)
Helix Energy Solutions Group Inc (a)(b)                    62,512                                      2,392
Hornbeck Offshore Services Inc (b)                         15,917                                        503
Oceaneering International Inc (b)                          37,992                                      1,806
SEACOR Holdings Inc (a)(b)                                 14,624                                      1,393
Tetra Technologies Inc (a)(b)                              49,587                                      1,314
W-H Energy Services Inc (b)                                20,738                                      1,122
                                                                                            -----------------
                                                                                                       8,530
                                                                                            -----------------
Oil & Gas Drilling (0.27%)
Atwood Oceanics Inc (a)(b)                                 18,536                                      1,166
                                                                                            -----------------

Oil Company - Exploration & Production (2.03%)
Cabot Oil & Gas Corp                                       66,234                                      2,412
Penn Virginia Corp (a)                                     12,877                                      1,031
Petroleum Development Corp (a)(b)                          10,122                                        526
St Mary Land & Exploration Co                              42,961                                      1,573
Stone Energy Corp (a)(b)                                   19,152                                        568
Swift Energy Co (a)(b)                                     20,423                                        830
Unit Corp (b)                                              31,720                                      1,813
                                                                                            -----------------
                                                                                                       8,753
                                                                                            -----------------
Oil Field Machinery & Equipment (1.08%)
CARBO Ceramics Inc                                         13,898                                        604
Dril-Quip Inc (a)(b)                                       16,600                                        838
Hydril (b)                                                 12,464                                      1,207
Lone Star Technologies Inc (b)                             21,013                                      1,395
Lufkin Industries Inc                                      10,239                                        637
                                                                                            -----------------
                                                                                                       4,681
                                                                                            -----------------
Paper & Related Products (0.59%)
Buckeye Technologies Inc (b)                               25,911                                        328
Caraustar Industries Inc (a)(b)                            19,928                                        142
Neenah Paper Inc                                           10,130                                        387
Pope & Talbot Inc (a)(b)                                   11,191                                         83
Rock-Tenn Co                                               23,544                                        901

Paper & Related Products
Schweitzer-Mauduit International Inc                       10,700                                        294
Wausau Paper Corp                                          30,635                                        412
                                                                                            -----------------
                                                                                                       2,547
                                                                                            -----------------
Pharmacy Services (0.15%)
HealthExtras Inc (b)                                       20,458                                        633
                                                                                            -----------------

Physical Therapy & Rehabilitation Centers (0.04%)
RehabCare Group Inc (b)                                    11,787                                        193
                                                                                            -----------------

Physician Practice Management (0.77%)
Healthways Inc (a)(b)                                      23,929                                      1,015
Matria Healthcare Inc (a)(b)                               14,693                                        426
Pediatrix Medical Group Inc (b)                            33,234                                      1,896
                                                                                            -----------------
                                                                                                       3,337
                                                                                            -----------------
Poultry (0.10%)
Sanderson Farms Inc (a)                                    10,886                                        430
                                                                                            -----------------

Power Converter & Supply Equipment (0.21%)
Advanced Energy Industries Inc (b)                         24,309                                        596
C&D Technologies Inc                                       17,574                                         88
Magnetek Inc (b)                                           20,446                                         93
Vicor Corp                                                 13,386                                        144
                                                                                            -----------------
                                                                                                         921
                                                                                            -----------------
Printing - Commercial (0.22%)
Bowne & Co Inc (a)                                         19,892                                        332
Consolidated Graphics Inc (b)                               8,065                                        607
                                                                                            -----------------
                                                                                                         939
                                                                                            -----------------
Property & Casualty Insurance (1.97%)
Infinity Property & Casualty Corp                          13,358                                        621
LandAmerica Financial Group Inc (a)                        11,994                                        964
Philadelphia Consolidated Holding Co (a)(b)                39,325                                      1,707
ProAssurance Corp (b)                                      22,805                                      1,228
RLI Corp                                                   13,698                                        763
Safety Insurance Group Inc                                  9,819                                        393
SCPIE Holdings Inc (a)(b)                                   6,880                                        150
Selective Insurance Group (a)                              39,055                                      1,018
Stewart Information Services Corp (a)                      12,492                                        502
Zenith National Insurance Corp                             25,375                                      1,174
                                                                                            -----------------
                                                                                                       8,520
                                                                                            -----------------
Publicly Traded Investment Fund (4.33%)
iShares S&P SmallCap 600 Index Fund (a)                   268,858                                     18,683
                                                                                            -----------------

Radio (0.09%)
Radio One Inc - Class D (b)                                52,759                                        372
                                                                                            -----------------

Recreational Vehicles (0.32%)
Arctic Cat Inc                                              8,178                                        145
Polaris Industries Inc                                     24,340                                      1,230
                                                                                            -----------------
                                                                                                       1,375
                                                                                            -----------------
REITS - Apartments (0.71%)
Essex Property Trust Inc                                   16,586                                      2,137
Mid-America Apartment Communities Inc                      17,359                                        937
                                                                                            -----------------
                                                                                                       3,074
                                                                                            -----------------
REITS - Diversified (1.03%)
Colonial Properties Trust (a)                              31,703                                      1,573

REITS - Diversified
Entertainment Properties Trust                             18,130                                      1,095
Lexington Realty Trust (a)                                 48,125                                      1,005
PS Business Parks Inc                                      10,956                                        755
                                                                                            -----------------
                                                                                                       4,428
                                                                                            -----------------
REITS - Healthcare (0.46%)
LTC Properties Inc                                         14,224                                        357
Medical Properties Trust Inc (a)                           33,710                                        480
Senior Housing Properties Trust (a)                        50,992                                      1,164
                                                                                            -----------------
                                                                                                       2,001
                                                                                            -----------------
REITS - Office Property (0.53%)
Kilroy Realty Corp                                         22,406                                      1,701
Parkway Properties Inc/MD                                  10,884                                        577
                                                                                            -----------------
                                                                                                       2,278
                                                                                            -----------------
REITS - Shopping Centers (0.62%)
Acadia Realty Trust                                        22,018                                        592
Inland Real Estate Corp                                    44,607                                        811
Kite Realty Group Trust (a)                                19,771                                        395
Tanger Factory Outlet Centers                              21,374                                        867
                                                                                            -----------------
                                                                                                       2,665
                                                                                            -----------------
REITS - Single Tenant (0.25%)
National Retail Properties Inc                             44,727                                      1,071
                                                                                            -----------------

REITS - Storage (0.18%)
Sovran Self Storage Inc (a)                                14,049                                        776
                                                                                            -----------------

REITS - Warehouse & Industrial (0.19%)
EastGroup Properties Inc                                   16,243                                        814
                                                                                            -----------------

Rental - Auto & Equipment (0.22%)
Aaron Rents Inc (a)                                        33,403                                        948
                                                                                            -----------------

Research & Development (0.32%)
Kendle International Inc (b)                                8,386                                        286
Parexel International Corp (a)(b)                          18,740                                        736
PharmaNet Development Group Inc (a)(b)                     12,621                                        344
                                                                                            -----------------
                                                                                                       1,366
                                                                                            -----------------
Respiratory Products (0.47%)
Respironics Inc (b)                                        50,132                                      2,043
                                                                                            -----------------

Retail - Apparel & Shoe (1.98%)
Brown Shoe Co Inc                                          29,535                                        797
Cato Corp/The                                              21,598                                        467
Childrens Place Retail Stores Inc/The (a)(b)               15,987                                        845
Christopher & Banks Corp (a)                               25,512                                        441
Dress Barn Inc (a)(b)                                      31,592                                        629
Finish Line (a)                                            28,707                                        379
Genesco Inc (a)(b)                                         15,403                                        781
HOT Topic Inc (b)                                          30,286                                        342
JOS A Bank Clothiers Inc (a)(b)                            12,345                                        477
Men's Wearhouse Inc                                        36,247                                      1,568
Stage Stores Inc (a)                                       29,934                                        660
Stein Mart Inc (a)                                         18,508                                        302
Tween Brands Inc (a)(b)                                    21,905                                        858
                                                                                            -----------------
                                                                                                       8,546
                                                                                            -----------------

Retail - Auto Parts (0.16%)
PEP Boys-Manny Moe & Jack                                  37,272                                        695
                                                                                            -----------------

Retail - Automobile (0.36%)
Group 1 Automotive Inc (a)                                 16,627                                        682
Lithia Motors Inc (a)                                      10,890                                        293
Sonic Automotive Inc (a)                                   20,601                                        589
                                                                                            -----------------
                                                                                                       1,564
                                                                                            -----------------
Retail - Bedding (0.15%)
Select Comfort Corp (a)(b)                                 34,242                                        635
                                                                                            -----------------

Retail - Computer Equipment (0.15%)
Insight Enterprises Inc (b)                                33,127                                        657
                                                                                            -----------------

Retail - Convenience Store (0.20%)
Casey's General Stores Inc                                 34,620                                        871
                                                                                            -----------------

Retail - Discount (0.16%)
Fred's Inc (a)                                             27,421                                        396
Tuesday Morning Corp (a)                                   20,426                                        285
                                                                                            -----------------
                                                                                                         681
                                                                                            -----------------
Retail - Drug Store (0.25%)
Longs Drug Stores Corp                                     19,458                                      1,065
                                                                                            -----------------

Retail - Fabric Store (0.12%)
Jo-Ann Stores Inc (b)                                      16,730                                        501
                                                                                            -----------------

Retail - Gardening Products (0.28%)
Tractor Supply Co (a)(b)                                   23,750                                      1,229
                                                                                            -----------------

Retail - Home Furnishings (0.08%)
Cost Plus Inc (a)(b)                                       15,133                                        148
Haverty Furniture Cos Inc                                  15,546                                        198
                                                                                            -----------------
                                                                                                         346
                                                                                            -----------------
Retail - Jewelry (0.32%)
Movado Group Inc                                           13,931                                        459
Zale Corp (a)(b)                                           33,558                                        936
                                                                                            -----------------
                                                                                                       1,395
                                                                                            -----------------
Retail - Leisure Products (0.06%)
MarineMax Inc (a)(b)                                       12,783                                        253
                                                                                            -----------------

Retail - Music Store (0.22%)
Guitar Center Inc (a)(b)                                   20,216                                        936
                                                                                            -----------------

Retail - Office Supplies (0.10%)
School Specialty Inc (a)(b)                                12,767                                        421
                                                                                            -----------------

Retail - Pawn Shops (0.30%)
Cash America International Inc                             20,377                                        880
First Cash Financial Services Inc (b)                      18,800                                        432
                                                                                            -----------------
                                                                                                       1,312
                                                                                            -----------------
Retail - Petroleum Products (0.21%)
World Fuel Services Corp                                   19,535                                        903
                                                                                            -----------------

Retail - Restaurants (2.53%)
California Pizza Kitchen Inc (a)(b)                        13,109                                        438

Retail - Restaurants
CEC Entertainment Inc (b)                                  22,811                                        950
CKE Restaurants Inc                                        44,932                                        913
Ihop Corp                                                  10,782                                        635
Jack in the Box Inc (a)(b)                                 23,412                                      1,560
Landry's Restaurants Inc                                   11,620                                        345
O'Charleys Inc                                             15,998                                        338
Panera Bread Co (a)(b)                                     21,783                                      1,213
Papa John's International Inc (a)(b)                       15,378                                        472
PF Chang's China Bistro Inc (a)(b)                         17,471                                        668
Rare Hospitality International Inc (a)(b)                  20,880                                        608
Red Robin Gourmet Burgers Inc (a)(b)                       11,384                                        451
Ruth's Chris Steak House (b)                               11,935                                        237
Sonic Corp (a)(b)                                          46,604                                      1,046
Steak N Shake Co/The (b)                                   19,329                                        312
Triarc Cos Inc (a)                                         44,423                                        723
                                                                                            -----------------
                                                                                                      10,909
                                                                                            -----------------
Retail - Sporting Goods (0.15%)
Hibbett Sports Inc (b)                                     21,746                                        634
                                                                                            -----------------

Retirement & Aged Care (0.27%)
Sunrise Senior Living Inc (a)(b)                           30,695                                      1,175
                                                                                            -----------------

Rubber & Plastic Products (0.10%)
Myers Industries Inc                                       18,500                                        415
                                                                                            -----------------

Savings & Loans - Thrifts (1.11%)
Anchor Bancorp Wisconsin Inc                               12,441                                        335
BankAtlantic Bancorp Inc                                   31,400                                        303
BankUnited Financial Corp (a)                              21,897                                        474
Brookline Bancorp Inc                                      42,186                                        503
Dime Community Bancshares                                  18,808                                        250
Downey Financial Corp                                      13,360                                        894
FirstFed Financial Corp (a)(b)                             11,355                                        698
Flagstar Bancorp Inc (a)                                   26,595                                        314
Franklin Bank Corp/Houston TX (b)                          16,145                                        252
MAF Bancorp Inc                                            19,178                                        770
                                                                                            -----------------
                                                                                                       4,793
                                                                                            -----------------
Schools (0.09%)
Universal Technical Institute Inc (a)(b)                   15,840                                        397
                                                                                            -----------------

Schools - Day Care (0.16%)
Bright Horizons Family Solutions Inc (b)                   17,945                                        693
                                                                                            -----------------

Seismic Data Collection (0.16%)
Input/Output Inc (a)(b)                                    48,174                                        674
                                                                                            -----------------

Semiconductor Component - Integrated
Circuits (0.23%)
Exar Corp (b)                                              24,891                                        336
Pericom Semiconductor Corp (b)                             17,995                                        180
Standard Microsystems Corp (a)(b)                          15,498                                        497
                                                                                            -----------------
                                                                                                       1,013
                                                                                            -----------------
Semiconductor Equipment (1.84%)
ATMI Inc (a)(b)                                            24,146                                        747
Axcelis Technologies Inc (b)                               69,412                                        531
Brooks Automation Inc (b)                                  51,856                                        906
Cabot Microelectronics Corp (a)(b)                         16,382                                        527
Cohu Inc                                                   15,568                                        320
Semiconductor Equipment
Kulicke & Soffa Industries Inc (a)(b)                      39,405                                        393
MKS Instruments Inc (b)                                    25,427                                        685
Photronics Inc (a)(b)                                      28,638                                        431
Rudolph Technologies Inc (a)(b)                            17,086                                        295
Ultratech Inc (a)(b)                                       15,927                                        221
Varian Semiconductor Equipment Associates Inc (b)          37,589                                      2,494
Veeco Instruments Inc (a)(b)                               21,343                                        390
                                                                                            -----------------
                                                                                                       7,940
                                                                                            -----------------
Steel - Producers (1.24%)
Carpenter Technology Corp                                  17,559                                      2,131
Chaparral Steel Co                                         31,788                                      2,241
Ryerson Inc (a)                                            17,991                                        740
Steel Technologies Inc                                      7,875                                        236
                                                                                            -----------------
                                                                                                       5,348
                                                                                            -----------------
Steel - Specialty (0.02%)
Material Sciences Corp (b)                                  8,706                                         81
                                                                                            -----------------

Steel Pipe & Tube (0.17%)
Valmont Industries Inc                                     11,782                                        741
                                                                                            -----------------

Storage & Warehousing (0.17%)
Mobile Mini Inc (a)(b)                                     24,598                                        737
                                                                                            -----------------

Telecommunication Equipment (0.60%)
Applied Signal Technology Inc                               8,317                                        139
Arris Group Inc (b)                                        74,018                                      1,097
Comtech Telecommunications Corp (a)(b)                     15,865                                        600
Ditech Networks Inc (b)                                    22,600                                        197
Network Equipment Technologies Inc (b)                     17,316                                        186
Symmetricom Inc (a)(b)                                     31,833                                        260
Tollgrade Communications Inc (b)                            9,077                                        108
                                                                                            -----------------
                                                                                                       2,587
                                                                                            -----------------
Telecommunication Equipment - Fiber
Optics (0.20%)
C-COR Inc (b)                                              33,446                                        412
Harmonic Inc (a)(b)                                        54,100                                        447
                                                                                            -----------------
                                                                                                         859
                                                                                            -----------------
Telephone - Integrated (0.18%)
CT Communications Inc (a)                                  13,826                                        338
General Communication Inc (b)                              30,659                                        436
                                                                                            -----------------
                                                                                                         774
                                                                                            -----------------
Therapeutics (0.31%)
MGI Pharma Inc (a)(b)                                      54,482                                      1,200
Theragenics Corp (b)                                       22,778                                        137
                                                                                            -----------------
                                                                                                       1,337
                                                                                            -----------------
Tobacco (0.14%)
Alliance One International Inc (b)                         60,173                                        590
                                                                                            -----------------

Toys (0.11%)
Jakks Pacific Inc (a)(b)                                   19,029                                        457
                                                                                            -----------------

Transport - Air Freight (0.20%)
EGL Inc (b)                                                21,779                                        864
                                                                                            -----------------


Transport - Marine (0.32%)
Kirby Corp (b)                                             36,437                                      1,377
                                                                                            -----------------

Transport - Rail (0.45%)
Kansas City Southern (a)(b)                                52,570                                      1,953
                                                                                            -----------------

Transport - Services (0.37%)
Bristow Group Inc (a)(b)                                   16,127                                        606
HUB Group Inc (b)                                          27,295                                        983
                                                                                            -----------------
                                                                                                       1,589
                                                                                            -----------------
Transport - Truck (1.21%)
Arkansas Best Corp                                         17,234                                        679
Forward Air Corp                                           20,836                                        636
Heartland Express Inc                                      40,395                                        696
Knight Transportation Inc (a)                              39,559                                        770
Landstar System Inc                                        38,409                                      1,856
Old Dominion Freight Line (b)                              19,162                                        566
                                                                                            -----------------
                                                                                                       5,203
                                                                                            -----------------
Veterinary Products (0.04%)
PetMed Express Inc (a)(b)                                  16,596                                        183
                                                                                            -----------------

Vitamins & Nutrition Products (0.54%)
Mannatech Inc (a)                                          10,855                                        168
NBTY Inc (b)                                               38,691                                      1,912
USANA Health Sciences Inc (a)(b)                            6,275                                        250
                                                                                            -----------------
                                                                                                       2,330
                                                                                            -----------------
Water (0.10%)
American States Water Co (a)                               11,675                                        416
                                                                                            -----------------

Web Portals (0.15%)
United Online Inc (a)                                      45,434                                        656
                                                                                            -----------------

Wire & Cable Products (0.40%)
Belden CDT Inc                                             30,567                                      1,708
                                                                                            -----------------

Wireless Equipment (0.22%)
Novatel Wireless Inc (a)(b)                                20,536                                        373
Viasat Inc (b)                                             16,876                                        579
                                                                                            -----------------
                                                                                                         952
                                                                                            -----------------
X-Ray Equipment (0.49%)
Hologic Inc (a)(b)                                         36,477                                      2,099
                                                                                            -----------------
TOTAL COMMON STOCKS                                                                      $           430,685
                                                                                            -----------------
                                                     Principal
                                                   Amount (000's)                            Value (000's)
SHORT TERM INVESTMENTS (0.36%)
Repurchase Agreements (0.36%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07                         1,532                                      1,532
maturing 05/01/07 (collateralized by U.S.
Government Agency Issues; $1,577,000;
0% - 5.88%; dated
05/03/07-04/01/36)
                                                                                            -----------------

TOTAL SHORT TERM INVESTMENTS                                                             $             1,532
                                                                                            -----------------
MONEY MARKET FUNDS (29.54%)
Money Center Banks (29.54%)
BNY Institutional Cash Reserve Fund (c)                   127,502                                    127,502
                                                                                            -----------------
TOTAL MONEY MARKET FUNDS                                                                 $           127,502
                                                                                            -----------------
Total Investments                                                                        $           559,719
Liabilities in Excess of Other Assets,
  Net - (29.67)%                                                                                    (128,056)
                                                                                            -----------------
TOTAL NET ASSETS - 100.00%                                                               $           431,663
                                                                                            =================
                                                                                            -----------------

                                                                                            =================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           84,324
Unrealized Depreciation                                       (22,394)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                      61,930
Cost for federal income tax purposes                           497,789

All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------- ----------------
Sector                                      Percent
--------------------- ------------- ----------------
Financial                                    44.61%
Industrial                                   19.63%
Consumer,                                    18.09%
Non-cyclical
Consumer, Cyclical                           15.31%
Technology                                    8.71%
Energy                                        6.01%
Utilities                                     4.92%
Exchange Traded                               4.33%
Funds
Basic Materials                               4.21%
Communications                                3.85%
Liabilities in                            (-29.67%)
Excess of Other
Assets, Net
                                    ----------------
TOTAL NET ASSETS                            100.00%

Schedule of Investments

April 30, 2007 (unaudited)
SmallCap Value Fund

                                                  Shares Held           Value (000's)
COMMON STOCKS (94.89%)
Advertising Services (0.78%)
inVentiv Health Inc (a)(b)                               116,320   $               4,414
                                                                      -------------------

Aerospace & Defense (0.51%)
Esterline Technologies Corp (a)(b)                        68,760                   2,869
                                                                      -------------------

Aerospace & Defense Equipment (1.06%)
BE Aerospace Inc (a)(b)                                   85,140                   3,121
Moog Inc (a)(b)                                           67,950                   2,889
                                                                      -------------------
                                                                                   6,010
                                                                      -------------------
Airlines (0.75%)
Alaska Air Group Inc (a)(b)                               69,330                   2,052
JetBlue Airways Corp (a)(b)                              220,580                   2,186
                                                                      -------------------
                                                                                   4,238
                                                                      -------------------
Applications Software (0.54%)
Progress Software Corp (b)                               101,790                   3,067
                                                                      -------------------

Auto Repair Centers (0.62%)
Monro Muffler Inc (a)                                    100,700                   3,524
                                                                      -------------------

Auto/Truck Parts & Equipment -
Replacement (0.85%)
Aftermarket Technology Corp (b)                          173,317                   4,789
                                                                      -------------------

Building - Heavy Construction (0.57%)
Sterling Construction Co Inc (a)(b)                      156,840                   3,240
                                                                      -------------------

Building - Mobile Home & Manufactured
Housing (0.58%)
Williams Scotsman International Inc (a)(b)               150,330                   3,312
                                                                      -------------------

Building Products - Cement & Aggregate (0.49%)
Texas Industries Inc                                      36,520                   2,782
                                                                      -------------------

Building Products - Doors & Windows (0.59%)
Apogee Enterprises Inc (a)                               139,660                   3,363
                                                                      -------------------

Building Products - Light Fixtures (0.52%)
Genlyte Group Inc (a)(b)                                  38,130                   2,975
                                                                      -------------------

Chemicals - Diversified (0.63%)
FMC Corp                                                  46,650                   3,589
                                                                      -------------------

Chemicals - Specialty (1.93%)
Arch Chemicals Inc                                       128,850                   3,894
Cytec Industries Inc                                      51,050                   2,803
HB Fuller Co (a)                                         165,390                   4,229
                                                                      -------------------
                                                                                  10,926
                                                                      -------------------
Circuit Boards (0.45%)
Park Electrochemical Corp                                 93,110                   2,565
                                                                      -------------------


Collectibles (0.47%)
RC2 Corp (b)                                              66,570                   2,653
                                                                      -------------------

Commercial Banks (10.87%)
Alabama National Bancorporation (a)                       63,060                   3,949
Bancfirst Corp                                           133,060                   5,696
City Holding Co                                          121,264                   4,604
Columbia Banking System Inc                              152,197                   4,619
Community Bancorp/NV (a)(b)                               69,770                   2,143
Community Trust Bancorp Inc                              179,631                   5,974
Greene County Bancshares Inc (a)                         148,041                   4,977
Hanmi Financial Corp                                     134,850                   2,213
Integra Bank Corp (a)                                    162,670                   3,696
Mercantile Bank Corp                                      88,106                   2,375
Southwest Bancorp Inc/Stillwater OK (a)                  101,150                   2,478
Sterling Bancshares Inc/TX (a)                           357,970                   4,092
Sterling Financial Corp/WA (a)                           172,805                   5,094
Taylor Capital Group Inc                                  90,341                   2,687
Trico Bancshares (a)                                     163,633                   3,507
United Community Banks Inc/GA (a)                        118,830                   3,513
                                                                      -------------------
                                                                                  61,617
                                                                      -------------------
Commercial Services (1.14%)
ICT Group Inc (a)(b)                                     168,700                   3,170
Steiner Leisure Ltd (a)(b)                                68,030                   3,298
                                                                      -------------------
                                                                                   6,468
                                                                      -------------------
Computer Services (0.61%)
Ness Technologies Inc (b)                                258,120                   3,443
                                                                      -------------------

Computers - Memory Devices (0.75%)
Imation Corp                                              79,470                   2,933
Komag Inc (a)(b)                                          48,680                   1,339
                                                                      -------------------
                                                                                   4,272
                                                                      -------------------
Consumer Products - Miscellaneous (0.52%)
Prestige Brands Holdings Inc (a)(b)                      225,020                   2,927
                                                                      -------------------

Decision Support Software (0.53%)
SPSS Inc (b)                                              82,260                   3,016
                                                                      -------------------

Distribution & Wholesale (0.59%)
Central European Distribution Corp (a)(b)                113,050                   3,363
                                                                      -------------------

Diversified Manufacturing Operations (1.64%)
Actuant Corp (a)                                          54,010                   2,862
AO Smith Corp                                             79,780                   3,040
Barnes Group Inc (a)                                     139,160                   3,382
                                                                      -------------------
                                                                                   9,284
                                                                      -------------------
Diversified Operations & Commercial
Services (0.60%)
Chemed Corp (a)                                           68,010                   3,421
                                                                      -------------------

Electric - Integrated (1.77%)
Empire District Electric Co/The (a)                      150,530                   3,718
Portland General Electric Co (a)                          80,140                   2,323
UIL Holdings Corp                                        116,110                   3,965
                                                                      -------------------
                                                                                  10,006
                                                                      -------------------
Electronic Components - Miscellaneous (0.40%)
Benchmark Electronics Inc (a)(b)                         106,765                   2,261
                                                                      -------------------

Electronic Security Devices (0.51%)
LoJack Corp (a)(b)                                       156,770                   2,885
                                                                      -------------------

Enterprise Software & Services (1.41%)
Lawson Software Inc (a)(b)                               315,270                   2,806
Mantech International Corp (a)(b)                         86,707                   2,660
SYNNEX Corp (b)                                          130,060                   2,543
                                                                      -------------------
                                                                                   8,009
                                                                      -------------------
E-Services - Consulting (0.40%)
WebSideStory Inc (a)(b)                                  201,800                   2,252
                                                                      -------------------

Finance - Credit Card (0.88%)
Advanta Corp - B Shares                                  108,400                   4,967
                                                                      -------------------

Finance - Investment Banker & Broker (0.29%)
KBW Inc (a)(b)                                            49,684                   1,623
                                                                      -------------------

Food - Miscellaneous/Diversified (0.70%)
Ralcorp Holdings Inc (a)(b)                               59,840                   3,938
                                                                      -------------------

Footwear & Related Apparel (0.57%)
Steven Madden Ltd (a)                                    109,455                   3,256
                                                                      -------------------

Gambling (Non-Hotel) (0.38%)
Pinnacle Entertainment Inc (b)                            76,790                   2,156
                                                                      -------------------

Gas - Distribution (2.67%)
Atmos Energy Corp                                        122,480                   3,885
Nicor Inc (a)                                             61,460                   3,149
Northwest Natural Gas Co                                  59,860                   3,042
Southwest Gas Corp                                       132,720                   5,029
                                                                      -------------------
                                                                                  15,105
                                                                      -------------------
Golf (0.39%)
Callaway Golf Co (a)                                     124,420                   2,235
                                                                      -------------------

Human Resources (1.69%)
Cross Country Healthcare Inc (a)(b)                      149,990                   2,953
Korn/Ferry International (b)                             144,670                   3,410
MPS Group Inc (b)                                        233,270                   3,194
                                                                      -------------------
                                                                                   9,557
                                                                      -------------------
Instruments - Scientific (0.48%)
Varian Inc (a)(b)                                         46,900                   2,718
                                                                      -------------------

Internet Infrastructure Software (0.59%)
TIBCO Software Inc (a)(b)                                364,490                   3,324
                                                                      -------------------

Intimate Apparel (0.52%)
Warnaco Group Inc/The (a)(b)                             104,120                   2,945
                                                                      -------------------

Lasers - Systems & Components (1.18%)
Cymer Inc (a)(b)                                          56,620                   2,294
Electro Scientific Industries Inc (b)                    121,320                   2,499
Newport Corp (a)(b)                                      121,120                   1,900
                                                                      -------------------
                                                                                   6,693
                                                                      -------------------
Leisure & Recreation Products (1.17%)
K2 Inc (b)                                               219,870                   3,318

Leisure & Recreation Products
WMS Industries Inc (a)(b)                                 83,490                   3,328
                                                                      -------------------
                                                                                   6,646
                                                                      -------------------
Machinery - Electrical (0.62%)
Regal-Beloit Corp (a)                                     76,350                   3,521
                                                                      -------------------

Machinery - General Industry (0.46%)
Gardner Denver Inc (b)                                    69,004                   2,608
                                                                      -------------------

Medical - Biomedical/Gene (0.91%)
Lifecell Corp (a)(b)                                      67,032                   1,971
PDL BioPharma Inc (a)(b)                                 125,650                   3,174
                                                                      -------------------
                                                                                   5,145
                                                                      -------------------
Medical - Drugs (0.49%)
Viropharma Inc (a)(b)                                    185,150                   2,792
                                                                      -------------------

Medical Instruments (0.30%)
Symmetry Medical Inc (a)(b)                               99,480                   1,690
                                                                      -------------------

Medical Products (0.84%)
Haemonetics Corp/Mass (b)                                 42,260                   2,022
Syneron Medical Ltd (b)                                  107,870                   2,717
                                                                      -------------------
                                                                                   4,739
                                                                      -------------------
Metal Processors & Fabrication (1.20%)
Ladish Co Inc (a)(b)                                      72,740                   2,958
RBC Bearings Inc (a)(b)                                  100,550                   3,822
                                                                      -------------------
                                                                                   6,780
                                                                      -------------------
Miscellaneous Manufacturers (0.57%)
Reddy Ice Holdings Inc (a)                               109,780                   3,215
                                                                      -------------------

Multi-Line Insurance (0.68%)
United Fire & Casualty Co (a)                            104,230                   3,830
                                                                      -------------------

Multimedia (0.71%)
Journal Communications Inc                               296,120                   3,995
                                                                      -------------------

Office Supplies & Forms (0.68%)
Ennis Inc (a)                                            157,880                   3,860
                                                                      -------------------

Oil - Field Services (1.63%)
Global Industries Ltd (a)(b)                             139,680                   2,900
Hornbeck Offshore Services Inc (a)(b)                     84,620                   2,676
Oil States International Inc (a)(b)                      108,690                   3,688
                                                                      -------------------
                                                                                   9,264
                                                                      -------------------
Oil & Gas Drilling (0.52%)
Atwood Oceanics Inc (a)(b)                                47,050                   2,959
                                                                      -------------------

Oil Company - Exploration & Production (2.79%)
Berry Petroleum Co (a)                                   109,970                   3,746
Mariner Energy Inc (b)                                    92,750                   2,091
Penn Virginia Corp                                        51,620                   4,132
St Mary Land & Exploration Co                             94,120                   3,447
W&T Offshore Inc                                          79,370                   2,409
                                                                      -------------------
                                                                                  15,825
                                                                      -------------------
Paper & Related Products (1.69%)
Glatfelter (a)                                           142,280                   2,127

Paper & Related Products
Rock-Tenn Co (a)                                         117,880                   4,510
Schweitzer-Mauduit International Inc                     108,090                   2,967
                                                                      -------------------
                                                                                   9,604
                                                                      -------------------
Printing - Commercial (0.66%)
Consolidated Graphics Inc (a)(b)                          49,389                   3,717
                                                                      -------------------

Private Corrections (0.89%)
Geo Group Inc/The (a)(b)                                  98,850                   5,061
                                                                      -------------------

Property & Casualty Insurance (4.73%)
American Physicians Capital Inc (b)                      146,965                   5,811
Argonaut Group Inc (a)(b)                                100,000                   3,361
Darwin Professional Underwriters Inc (a)(b)              142,691                   3,704
EMC Insurance Group Inc (a)                               41,650                   1,045
Selective Insurance Group (a)                            109,300                   2,851
United America Indemnity Ltd (b)                         182,750                   4,565
Zenith National Insurance Corp                           118,400                   5,476
                                                                      -------------------
                                                                                  26,813
                                                                      -------------------
Recreational Centers (0.69%)
Life Time Fitness Inc (a)(b)                              76,490                   3,932
                                                                      -------------------

REITS - Apartments (0.50%)
Post Properties Inc (a)                                   59,940                   2,809
                                                                      -------------------

REITS - Diversified (1.19%)
Entertainment Properties Trust                           111,263                   6,723
                                                                      -------------------

REITS - Hotels (1.77%)
Ashford Hospitality Trust Inc                            277,490                   3,330
LaSalle Hotel Properties                                  82,500                   3,830
Winston Hotels Inc                                       194,250                   2,879
                                                                      -------------------
                                                                                  10,039
                                                                      -------------------
REITS - Mortgage (3.97%)
American Home Mortgage Investment Corp (a)                72,010                   1,784
Arbor Realty Trust Inc                                   224,380                   6,909
Deerfield Triarc Capital Corp                            435,960                   7,058
Gramercy Capital Corp/New York (a)                       207,750                   6,729
                                                                      -------------------
                                                                                  22,480
                                                                      -------------------
REITS - Office Property (0.58%)
Highwoods Properties Inc                                  81,160                   3,310
                                                                      -------------------

REITS - Shopping Centers (2.06%)
Inland Real Estate Corp                                  307,010                   5,584
Urstadt Biddle Properties Inc                            336,200                   6,099
                                                                      -------------------
                                                                                  11,683
                                                                      -------------------
REITS - Single Tenant (0.83%)
Agree Realty Corp (a)                                    139,030                   4,713
                                                                      -------------------

Rental - Auto & Equipment (0.35%)
Dollar Thrifty Automotive Group (a)(b)                    41,860                   1,962
                                                                      -------------------

Resorts & Theme Parks (0.53%)
Vail Resorts Inc (a)(b)                                   52,600                   2,999
                                                                      -------------------

Retail - Apparel & Shoe (1.92%)
Charlotte Russe Holding Inc (b)                          110,970                   3,033
Retail - Apparel & Shoe
Dress Barn Inc (a)(b)                                    137,030                   2,728
Stage Stores Inc (a)                                     141,827                   3,127
United Retail Group Inc (b)                              143,550                   1,986
                                                                      -------------------
                                                                                  10,874
                                                                      -------------------
Retail - Automobile (0.60%)
Sonic Automotive Inc (a)                                 118,850                   3,398
                                                                      -------------------

Retail - Convenience Store (0.43%)
Pantry Inc/The (a)(b)                                     53,560                   2,410
                                                                      -------------------

Retail - Petroleum Products (0.68%)
World Fuel Services Corp                                  83,070                   3,839
                                                                      -------------------

Retail - Restaurants (2.16%)
AFC Enterprises (a)(b)                                   154,240                   2,932
CEC Entertainment Inc (b)                                 69,690                   2,904
CKE Restaurants Inc                                      168,080                   3,414
Morton's Restaurant Group Inc (a)(b)                      55,110                     927
Rare Hospitality International Inc (a)(b)                 70,287                   2,047
                                                                      -------------------
                                                                                  12,224
                                                                      -------------------
Retail - Sporting Goods (0.49%)
Big 5 Sporting Goods Corp                                109,320                   2,799
                                                                      -------------------

Savings & Loans - Thrifts (2.12%)
BankUnited Financial Corp (a)                            112,810                   2,442
PFF Bancorp Inc (a)                                      139,760                   3,933
WSFS Financial Corp                                       87,382                   5,637
                                                                      -------------------
                                                                                  12,012
                                                                      -------------------
Semiconductor Component - Integrated
Circuits (1.92%)
Cirrus Logic Inc (a)(b)                                  435,410                   3,605
Emulex Corp (a)(b)                                       188,820                   3,962
Standard Microsystems Corp (a)(b)                        103,970                   3,333
                                                                      -------------------
                                                                                  10,900
                                                                      -------------------
Semiconductor Equipment (0.69%)
Entegris Inc (a)(b)                                      332,190                   3,893
                                                                      -------------------

Steel - Producers (1.43%)
Chaparral Steel Co                                        71,230                   5,021
Claymont Steel Inc (a)(b)                                133,509                   3,087
                                                                      -------------------
                                                                                   8,108
                                                                      -------------------
Telecommunication Equipment (1.90%)
Andrew Corp (a)(b)                                       304,620                   3,326
Arris Group Inc (a)(b)                                   192,120                   2,847
CommScope Inc (a)(b)                                      50,860                   2,373
Comtech Telecommunications Corp (a)(b)                    59,225                   2,242
                                                                      -------------------
                                                                                  10,788
                                                                      -------------------
Telecommunication Services (0.60%)
Iowa Telecommunications Services Inc (a)                 168,161                   3,415
                                                                      -------------------

Television (0.47%)
Lin TV Corp (a)(b)                                       165,740                   2,645
                                                                      -------------------

Therapeutics (0.42%)
Isis Pharmaceuticals Inc (a)(b)                          231,240                   2,366
                                                                      -------------------


Transport - Marine (0.80%)
Eagle Bulk Shipping Inc                                  201,450                   4,537
                                                                      -------------------

Transport - Services (0.46%)
HUB Group Inc (a)(b)                                      72,810                   2,621
                                                                      -------------------

Transport - Truck (0.37%)
Old Dominion Freight Line (a)(b)                          70,950                   2,097
                                                                      -------------------
TOTAL COMMON STOCKS                                                $             537,697
                                                                      -------------------
                                                   Principal
                                                 Amount (000's)          Value (000's)
SHORT TERM INVESTMENTS (5.23%)
Commercial Paper (4.57%)
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                                    25,895                  25,895
                                                                      -------------------

Repurchase Agreements (0.66%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07
maturing 05/01/07                                          3,733                   3,733
(collateralized by U.S.
Government Agency Issues; $3,845,000; 0% - 5.88%;
dated 05/03/07-04/01/36)
                                                                      -------------------

TOTAL SHORT TERM INVESTMENTS                                       $              29,628
                                                                      -------------------
MONEY MARKET FUNDS (27.10%)
Money Center Banks (27.10%)
BNY Institutional Cash Reserve Fund (c)                  153,557                 153,557
                                                                      -------------------
TOTAL MONEY MARKET FUNDS                                           $             153,557
                                                                      -------------------
Total Investments                                                  $             720,882
Liabilities in Excess of Other Assets,
Net - (27.22)%                                                                  (154,255)
                                                                      -------------------
TOTAL NET ASSETS - 100.00%                                         $             566,627
                                                                      ===================
                                                                      -------------------

                                                                      ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $            41,564
Unrealized Depreciation                                             (19,924)

                                                            -----------------
Net Unrealized Appreciation (Depreciation)                            21,640
Cost for federal income tax purposes                                 699,242
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- ------------------------------ ------ -----------------
Sector                                                               Percent
--------------------- ------------------------------ ------ -----------------
Financial                                                             62.79%
Consumer, Cyclical                                                    13.78%
Industrial                                                            12.89%
Consumer,                                                             10.79%
Non-cyclical
Technology                                                             6.46%
Basic Materials                                                        5.69%
Communications                                                         5.44%
Energy                                                                 4.95%
Utilities                                                              4.43%
Liabilities in                                                     (-27.22%)
Excess of Other
Assets, Net
                                                            -----------------
TOTAL NET ASSETS                                                     100.00%
                                                            =================


Schedule of Investments

April 30, 2007 (unaudited)
Ultra Short Bond Fund
                                                         Principal
                                                      Amount (000's)          Value (000's)
BONDS (87.85%)
Advertising Services (0.19%)
Advanstar Communications Inc
      10.75%, 8/15/2010                           $                350   $                 381
                                                                            -------------------

Apparel Manufacturers (0.15%)
Levi Strauss & Co
      12.25%, 12/15/2012                                           275                     300
                                                                            -------------------

Appliances (0.12%)
Whirlpool Corp
      5.85%, 6/15/2009 (a)                                         250                     250
                                                                            -------------------

Asset Backed Securities (8.11%)
Ameriquest Mortgage Securities Inc
      6.02%, 7/25/2035 (a)                                       1,000                     962
Chase Funding Mortgage Loan Asset-
Backed Certificates
      3.34%, 5/25/2026                                             855                     845
CNH Wholesale Master Note Trust
      5.72%, 6/15/2011 (a)                                         336                     337
Countrywide Asset-Backed Certificates
      3.84%, 10/25/2030 (a)                                         19                      19
      6.24%, 12/25/2032 (a)                                      1,234                   1,235
      6.45%, 12/25/2032 (a)                                        370                     370
      6.77%, 5/25/2033 (a)                                       1,000                   1,001
      6.32%, 6/25/2035 (a)                                       1,000                   1,003
      5.97%, 11/25/2035 (a)                                      1,000                     998
      5.98%, 12/25/2035 (a)                                        875                     873
      5.82%, 2/25/2037 (a)                                         500                     501
First Franklin Mortgage Loan Asset Backed
Certificates
      6.00%, 3/25/2034 (b)                                         282                     110
Lehman XS Trust
      6.01%, 11/25/2035 (a)                                        687                     694
      5.69%, 5/25/2046 (a)                                       1,500                   1,506
      5.85%, 5/25/2046 (a)(c)                                    1,415                   1,413
      6.22%, 6/25/2046 (a)(c)                                    2,003                   2,002
Long Beach Asset Holdings Corp
      5.93%, 10/25/2046 (b)(c)                                     780                     744
Long Beach Mortgage Loan Trust
      5.82%, 2/25/2035 (a)                                       1,000                   1,002
Nomura Asset Acceptance Corp
      5.54%, 1/25/2036 (a)(b)                                      981                     982
Sail Net Interest Margin Notes
      5.50%, 6/27/2035 (b)                                         149                      90
                                                                            -------------------
                                                                                        16,687
                                                                            -------------------
Auto - Car & Light Trucks (0.49%)
DaimlerChrysler NA Holding Corp
      5.77%, 3/13/2009 (a)                                       1,000                   1,003
                                                                            -------------------


Auto/Truck Parts & Equipment - Original (0.16%)
Tenneco Inc
      10.25%, 7/15/2013                                            300                     329
                                                                            -------------------

Automobile Sequential (0.09%)
Carss Finance LP
      6.27%, 1/15/2011 (a)(b)                                      190                     191
                                                                            -------------------

Brewery (0.12%)
SABMiller PLC
      5.65%, 7/ 1/2009 (a)(b)                                      250                     250
                                                                            -------------------

Building - Residential & Commercial (0.25%)
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                           400                     405
KB Home
      9.50%, 2/15/2011 (d)                                         100                     103
                                                                            -------------------
                                                                                           508
                                                                            -------------------
Building Products - Cement & Aggregate (0.21%)
Martin Marietta Corp
      5.51%, 4/30/2010 (a)                                         435                     435
                                                                            -------------------

Building Products - Wood (0.16%)
Masco Corp
      5.65%, 3/12/2010 (a)                                         335                     336
                                                                            -------------------

Cable TV (0.32%)
COX Communications Inc
      5.91%, 12/14/2007 (a)                                        250                     251
CSC Holdings Inc
      7.88%, 12/15/2007                                            400                     405
                                                                            -------------------
                                                                                           656
                                                                            -------------------
Casino Hotels (0.34%)
Harrah's Operating Co Inc
      5.96%, 2/ 8/2008 (a)(b)                                      300                     301
MGM Mirage
      9.75%, 6/ 1/2007                                             400                     401
                                                                            -------------------
                                                                                           702
                                                                            -------------------
Cellular Telecommunications (0.82%)
Rogers Wireless Inc
      8.48%, 12/15/2010 (a)                                        500                     510
US Unwired Inc
      10.00%, 6/15/2012                                            250                     273
Vodafone Group PLC
      5.69%, 6/15/2011 (a)(d)                                      500                     502
      5.64%, 2/27/2012 (a)(e)                                      400                     401
                                                                            -------------------
                                                                                         1,686
                                                                            -------------------
Chemicals - Diversified (0.50%)
Equistar Chemicals LP/Equistar Funding Corp
      10.63%, 5/ 1/2011                                            650                     686
Huntsman LLC
      11.50%, 7/15/2012                                            300                     334
                                                                            -------------------
                                                                                         1,020
                                                                            -------------------
Commercial Banks (0.76%)
Glitnir Banki HF
      5.52%, 10/15/2008 (a)(b)(d)                                  250                     250

Commercial Banks
HSBC America Capital Trust I
      7.81%, 12/15/2026 (b)                                        750                     781
VTB Capital SA for Vneshtorgbank
      6.10%, 9/21/2007 (b)                                         135                     135
      5.96%, 8/ 1/2008 (a)(b)                                      400                     400
                                                                            -------------------
                                                                                         1,566
                                                                            -------------------
Computer Services (0.05%)
Sungard Data Systems Inc
      3.75%, 1/15/2009                                             100                      97
                                                                            -------------------

Computers - Memory Devices (0.24%)
Seagate Technology HDD Holdings
      6.19%, 10/ 1/2009 (a)(d)                                     500                     501
                                                                            -------------------

Containers - Metal & Glass (0.24%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                             486                     496
                                                                            -------------------

Credit Card Asset Backed Securities (1.18%)
Citibank Credit Card Issuance Trust
      6.49%, 12/15/2009 (a)                                      1,915                   1,925
Discover Card Master Trust I
      5.56%, 5/15/2012 (a)                                         500                     502
                                                                            -------------------
                                                                                         2,427
                                                                            -------------------
Cruise Lines (0.17%)
Royal Caribbean Cruises Ltd
      6.75%, 3/15/2008                                             350                     353
                                                                            -------------------

Drug Delivery Systems (0.24%)
Hospira Inc
      5.83%, 3/30/2010 (a)                                         500                     502
                                                                            -------------------

Electric - Generation (0.03%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                                            62                      67
                                                                            -------------------

Electric - Integrated (1.45%)
Commonwealth Edison Co
      3.70%, 2/ 1/2008                                             350                     344
DTE Energy Co
      5.63%, 8/16/2007                                             310                     310
Entergy Gulf States Inc
      6.09%, 12/ 8/2008 (a)(b)                                     200                     201
      5.76%, 12/ 1/2009 (a)                                        405                     405
Ipalco Enterprises Inc
      8.38%, 11/14/2008 (a)                                        200                     207
Nevada Power Co
      9.00%, 8/15/2013                                             200                     215
TECO Energy Inc
      6.13%, 5/ 1/2007                                             500                     500
Texas-New Mexico Power Co
      6.13%, 6/ 1/2008                                             300                     301
TXU Energy Co LLC
      5.85%, 9/16/2008 (a)(b)                                      500                     500
                                                                            -------------------
                                                                                         2,983
                                                                            -------------------

Electronic Components - Semiconductors (0.34%)
Hynix Semiconductor Manufacturing America Inc
      8.63%, 5/15/2007 (b)                                         700                     700
                                                                            -------------------

Finance - Auto Loans (0.18%)
Ford Motor Credit Co
      8.11%, 1/13/2012 (a)                                         250                     247
GMAC LLC
      6.31%, 11/30/2007                                            125                     124
                                                                            -------------------
                                                                                           371
                                                                            -------------------
Finance - Commercial (0.35%)
CIT Group Inc
      5.64%, 7/28/2011 (a)                                         475                     472
      5.61%, 2/13/2012 (a)                                         250                     248
                                                                            -------------------
                                                                                           720
                                                                            -------------------
Finance - Leasing Company (0.64%)
Case Credit Corp
      6.75%, 10/21/2007 (d)                                        551                     552
International Lease Finance Corp
      5.70%, 4/20/2009 (a)                                         750                     753
                                                                            -------------------
                                                                                         1,305
                                                                            -------------------
Finance - Mortgage Loan/Banker (2.64%)
Fannie Mae Grantor Trust
      4.91%, 9/26/2033 (a)                                       1,253                   1,247
Freddie Mac
      6.00%, 6/15/2031                                           1,011                   1,014
Ginnie Mae
      1.83%, 10/16/2012 (a)                                      9,749                     410
      3.96%, 6/16/2031                                           1,173                   1,136
      1.13%, 2/16/2047 (a)                                       9,680                     621
Residential Capital LLC
      6.73%, 6/29/2007 (a)                                         750                     751
      5.84%, 6/ 9/2008 (a)                                         250                     248
                                                                            -------------------
                                                                                         5,427
                                                                            -------------------
Finance - Other Services (0.38%)
Mizuho JGB Investment LLC
      9.87%, 12/29/2049 (a)(b)                                     750                     787
                                                                            -------------------

Food - Miscellaneous/Diversified (0.16%)
Corn Products International Inc
      8.25%, 7/15/2007                                             330                     332
                                                                            -------------------

Food - Retail (0.30%)
Safeway Inc
      5.70%, 3/27/2009 (a)                                         625                     626
                                                                            -------------------

Gas - Distribution (0.17%)
Sempra Energy
      5.83%, 5/21/2008 (a)                                         350                     350
                                                                            -------------------

Home Equity - Other (4.05%)
Adjustable Rate Mortage NIM Trust
      6.50%, 4/27/2036 (b)(c)                                      744                     595
Asset Backed Funding Corp NIM Trust
      5.90%, 7/26/2035 (b)                                          56                      56
Citifinancial Mortgage Securities Inc
      3.22%, 10/25/2033 (a)                                         81                      80

Home Equity - Other
Countrywide Asset-Backed Certificates
      4.93%, 5/25/2032 (a)                                         375                     372
First NLC Trust
      6.07%, 9/25/2035 (a)                                       1,000                     987
GSAA Trust
      5.69%, 4/25/2034                                           1,355                   1,351
JP Morgan Mortgage Acquisition Corp NIM
      5.80%, 4/25/2036 (b)(c)                                      290                     290
MASTR ABS NIM Trust
      4.75%, 5/26/2035 (b)                                          43                      42
Mastr Asset Backed Securities Trust
      5.97%, 10/25/2035 (a)                                        475                     462
New Century Home Equity Loan Trust
      6.02%, 7/25/2035 (a)                                       1,000                     970
Option One Mortgage Loan Trust
      5.99%, 8/25/2035 (a)                                       1,000                     991
Residential Asset Securities Corp
      4.03%, 4/25/2030                                             181                     180
      6.00%, 4/25/2035 (a)                                       1,000                     998
      6.07%, 7/25/2035 (a)                                       1,000                     950
                                                                            -------------------
                                                                                         8,324
                                                                            -------------------
Home Equity - Sequential (0.97%)
Argent Securities Inc
      4.60%, 1/25/2034 (a)                                         342                     338
Merrill Lynch Mortgage Investors Inc
      4.50%, 1/25/2035 (b)                                       1,658                   1,661
                                                                            -------------------
                                                                                         1,999
                                                                            -------------------
Hotels & Motels (0.22%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                             450                     450
                                                                            -------------------

Independent Power Producer (0.26%)
Reliant Energy Inc
      9.25%, 7/15/2010                                             500                     524
                                                                            -------------------

Industrial Automation & Robots (0.12%)
Intermec Inc
      7.00%, 3/15/2008                                             250                     251
                                                                            -------------------

Insurance Brokers (0.66%)
Marsh & McLennan Cos Inc
      5.50%, 7/13/2007 (a)                                       1,350                   1,350
                                                                            -------------------

Investment Companies (0.49%)
Xstrata Finance Dubai Ltd
      5.71%, 11/13/2009 (a)(b)                                   1,000                   1,001
                                                                            -------------------

Life & Health Insurance (0.53%)
Cigna Corp
      7.40%, 5/15/2007                                             475                     475
Phoenix Cos Inc/The
      6.68%, 2/16/2008                                             385                     387
Unum Group
      5.86%, 5/15/2009                                             230                     232
                                                                            -------------------
                                                                                         1,094
                                                                            -------------------

Medical - Drugs (0.27%)
Angiotech Pharmaceuticals Inc
      9.11%, 12/ 1/2013 (a)(b)                                     225                     230
Elan Finance PLC/Elan Finance Corp
      9.48%, 12/ 1/2013 (a)(b)                                     325                     331
                                                                            -------------------
                                                                                           561
                                                                            -------------------
Medical - Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
      5.62%, 10/ 2/2009 (a)(b)                                     250                     250
                                                                            -------------------

Metal Processors & Fabrication (0.12%)
Timken Co
      5.75%, 2/15/2010                                             250                     249
                                                                            -------------------

Mortgage Backed Securities (47.24%)
ACT Depositor Corp
      5.62%, 9/22/2041 (a)(b)                                      375                     374
American Home Mortgage Assets
      6.04%, 11/25/2035 (a)(c)                                     512                     521
American Home Mortgage Investment Trust
      6.89%, 9/25/2045 (a)                                         712                     729
Banc of America Alternative Loan Trust
      5.72%, 6/25/2036 (a)                                       2,109                   2,104
Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                                             25                      26
      7.33%, 11/15/2031                                            400                     416
      0.33%, 7/10/2042                                          76,468                     745
      0.09%, 7/10/2043 (a)(b)                                    6,230                      76
      0.34%, 9/10/2045                                         127,971                   1,238
Banc of America Large Loan
      5.61%, 2/ 9/2021 (a)(b)                                      525                     526
Banc of America Mortgage Securities Inc
      3.79%, 8/25/2034 (a)                                         930                     936
Bear Stearns Adjustable Rate Mortgage Trust
      6.11%, 4/25/2034 (a)                                         250                     252
Bear Stearns Alt-A Trust
      5.97%, 7/25/2035 (a)                                       1,000                     994
      5.97%, 8/25/2035 (a)                                       1,002                   1,002
Bear Stearns Mortgage Funding Trust
      5.53%, 7/25/2036 (a)                                       1,150                   1,146
Chase Mortgage Finance Corp
      5.81%, 3/25/2037 (a)(c)                                      625                     626
Citicorp Mortgage Securities Inc
      5.50%, 12/25/2033                                          1,492                   1,465
Citigroup Commercial Mortgage Trust
      0.63%, 5/15/2043 (b)                                      36,741                     683
      0.72%, 10/15/2049 (a)                                     25,800                     709
Citigroup/Deutsche Bank Commercial Mortgage
Trust
      0.65%, 10/15/2048 (a)                                     11,854                     279
      0.56%, 12/11/2049 (a)(b)                                  15,500                     433
Countrywide Alternative Loan Trust
      6.06%, 10/25/2034 (a)                                        712                     715
      6.37%, 2/25/2035 (a)                                       1,000                   1,004
      6.17%, 7/25/2035 (a)                                         998                     994
      6.36%, 8/25/2035 (a)(c)                                    2,561                   2,572
      5.74%, 12/25/2035 (a)                                      1,932                   1,937
      6.50%, 1/25/2036 (b)                                         286                     283
      5.67%, 5/25/2036 (a)                                       1,495                   1,496
      5.72%, 5/25/2036 (a)                                       1,894                   1,894
      6.00%, 5/25/2036                                             885                     883
      5.63%, 3/20/2046 (a)                                       1,478                   1,480
Countrywide Asset-Backed Certificates
      6.00%, 11/ 8/2036 (b)                                        688                     683
Countrywide Home Loan Mortgage Pass Thr
      3.10%, 7/25/2034                                           1,494                   1,491
Countrywide Home Loan Mortgage Pass
Through Certificates
      5.50%, 7/25/2033 (a)                                       1,674                   1,671
      5.62%, 3/25/2035 (a)                                         609                     610
      5.56%, 3/20/2036 (a)                                         792                     790
CS First Boston Mortgage Securities Corp
      5.60%, 11/15/2020 (a)(b)                                   1,167                   1,168
      0.47%, 11/15/2036 (a)(b)                                   7,806                     324
      0.83%, 7/15/2037 (b)                                      26,555                     651
      1.94%, 5/15/2038 (b)                                       1,783                      65
Deutsche ALT-A Securities NIM Trust
      6.50%, 2/25/2047 (a)(b)(c)                                   891                     888
Downey Savings & Loan Association Mortgage
      5.58%, 4/19/2047 (a)                                       1,833                   1,838
DSLA NIM Corp
      6.41%, 9/19/2037 (a)(b)(c)                                   750                     749
First Republic Mortgage Loan Trust
      5.62%, 8/15/2032 (a)                                         402                     403
First Union National Bank Commercial
Mortgage Trust
      1.18%, 1/12/2043 (a)(b)                                   28,271                     843
G-Force LLC
      5.62%, 12/25/2039 (a)(b)                                   1,000                   1,000
GMAC Commercial Mortgage Securities Inc
      0.95%, 5/10/2043 (a)                                      16,547                     375
Greenwich Capital Commercial Funding Corp
      0.27%, 4/10/2037 (b)                                      28,416                     155
      0.97%, 8/10/2042 (a)(b)                                   58,466                   1,470
GS Mortgage Securities Corp II
      0.89%, 7/10/2039 (a)(b)                                    7,554                     205
GSC Capital Corp Mortgage Trust
      5.58%, 2/25/2036 (a)                                         283                     284
Harborview NIM Corp
      6.41%, 12/19/2036 (b)(c)                                     840                     835
Heller Financial Commercial Mortgage Asset Corp
      8.20%, 1/17/2034 (a)                                         600                     642
Homebanc Mortgage Trust
      5.99%, 7/25/2035 (a)                                       1,000                     998
      5.65%, 10/25/2035 (a)                                      2,352                   2,360
      5.66%, 1/25/2036 (a)                                       2,109                   2,116
Impac CMB Trust
      6.31%, 9/25/2034 (a)                                         218                     212
      5.81%, 10/25/2034 (a)                                      1,126                   1,127
      6.87%, 10/25/2034 (a)                                        444                     446
      5.69%, 11/25/2034 (a)                                        136                     136
      5.70%, 1/25/2035 (a)                                          51                      51
      5.63%, 4/25/2035 (a)                                       1,093                   1,095
      5.83%, 8/25/2035 (a)                                         226                     227
      5.86%, 8/25/2035 (a)                                         251                     252
Impac Secured Assets CMN Owner Trust
      5.72%, 11/25/2034 (a)                                        162                     162
Indymac Index Mortgage Loan Trust
      5.27%, 3/25/2035 (a)(c)                                    1,160                   1,162
      5.38%, 5/25/2035 (a)                                         756                     756
Mortgage Backed Securities
Indymac Index Mortgage Loan Trust (continued)
      5.27%, 6/25/2035 (a)                                       1,892                   1,928
      0.80%, 7/25/2035 (a)(c)                                   34,989                     301
JP Morgan Chase Commercial Mortgage Securities
      0.73%, 10/12/2035 (a)(b)                                  31,111                   1,118
      0.44%, 7/12/2037 (b)                                      82,049                     644
      0.80%, 10/12/2037 (a)(b)                                   7,034                     292
      0.71%, 7/15/2042 (a)                                      24,633                     492
JP Morgan Mortgage Trust
      4.90%, 4/25/2035 (a)                                         545                     540
LB-UBS Commercial Mortgage Trust
      0.94%, 7/15/2040 (a)                                      23,556                     667
Lehman XS Net Interest Margin Notes
      6.25%, 5/28/2046 (b)(c)                                      980                     981
Mastr Seasoned Securities Trust
      5.29%, 10/25/2032 (a)                                        309                     312
Merrill Lynch Mortgage Investors Inc
      5.44%, 8/25/2035 (a)                                          69                      69
      5.67%, 8/25/2036 (a)                                       1,323                   1,328
Merrill Lynch Mortgage Trust
      0.74%, 5/12/2043                                          11,094                     278
Merrill Lynch/Countrywide Commercial
Mortgage Trust
      0.06%, 7/12/2046 (a)                                      13,227                     220
      0.06%, 12/12/2049 (a)                                     38,872                     589
      0.86%, 12/12/2049 (a)                                     25,500                     871
MLCC Mortgage Investors Inc
      5.81%, 7/25/2029 (a)                                       1,336                   1,339
Morgan Stanley Capital I
      5.48%, 8/15/2019 (a)(b)                                      679                     679
      5.70%, 8/25/2046 (a)(c)                                    1,000                     995
      5.92%, 12/20/2046 (a)(c)                                     200                     199
Residential Funding Mortgage Securities
      5.92%, 7/25/2036 (a)                                       2,358                   2,366
Structured Adjustable Rate Mortgage Loan Trust
      6.02%, 8/25/2034 (a)                                         953                     959
Structured Asset Mortgage Investments I
      7.35%, 8/25/2035 (a)(c)                                      413                     415
      6.19%, 5/25/2036 (a)(c)                                    1,181                   1,192
Structured Asset Mortgage Investments II
      5.90%, 8/25/2035 (a)                                         986                     991
      5.63%, 2/25/2036 (a)                                       1,124                   1,128
      5.46%, 5/25/2036 (a)(c)                                      801                     801
      6.00%, 5/25/2045 (a)                                         873                     865
Wachovia Bank Commercial Mortgage Trust
      0.31%, 6/15/2035 (b)                                       9,567                     302
      0.60%, 10/15/2041 (a)(b)                                   2,271                      36
      0.43%, 3/15/2042 (a)(b)                                    3,242                      36
      0.81%, 5/15/2044 (a)(b)                                   20,712                     496
WaMu Mortgage Pass Through Certificates
      5.96%, 12/25/2027 (a)                                      1,430                   1,430
      3.07%, 8/25/2033                                             481                     473
      3.18%, 9/25/2033                                              74                      74
      3.54%, 7/25/2034                                             170                     169
      3.62%, 4/25/2035 (a)                                         315                     314
      4.92%, 8/25/2035 (a)                                         641                     635
      4.84%, 9/25/2035 (a)                                         723                     714
      5.96%, 9/25/2036 (a)                                       1,816                   1,821
      6.41%, 4/25/2044 (a)                                         846                     848
      5.99%, 7/25/2045 (a)                                         969                     979
      5.57%, 11/25/2045 (a)                                        205                     206
      5.87%, 1/25/2046 (a)                                         998                   1,007
      5.85%, 11/25/2046 (a)(c)                                   1,776                   1,774
      5.78%, 5/25/2047 (a)(c)                                    2,000                   1,998
Washington Mutual Alternative Mortgage
      6.00%, 7/25/2046 (a)(c)                                    2,041                   2,045
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (b)                                         691                     670
Wells Fargo Mortgage Backed Securities
      5.24%, 4/25/2036 (a)                                       1,793                   1,786
                                                                            -------------------
                                                                                        97,150
                                                                            -------------------
Mortgage Securities (0.79%)
Ginnie Mae
      4.51%, 10/16/2028 (a)(c)                                     475                     467
      0.85%, 3/16/2047 (a)(c)                                    3,675                     241
Residential Accredit Loans Inc
      6.82%, 2/25/2036 (a)                                         919                     918
                                                                            -------------------
                                                                                         1,626
                                                                            -------------------
Multi-Line Insurance (0.20%)
CNA Financial Corp
      6.45%, 1/15/2008                                             400                     402
                                                                            -------------------

Multimedia (0.37%)
Time Warner Inc
      5.59%, 11/13/2009 (a)                                        500                     501
Viacom Inc
      5.70%, 6/16/2009 (a)(d)                                      250                     251
                                                                            -------------------
                                                                                           752
                                                                            -------------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste North America Inc
      9.25%, 9/ 1/2012                                             350                     369
                                                                            -------------------

Office Automation & Equipment (0.24%)
Xerox Corp
      6.10%, 12/18/2009 (a)                                        500                     503
                                                                            -------------------

Oil - Field Services (0.38%)
BJ Services Co
      5.53%, 6/ 1/2008 (a)                                         100                     100
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                                         399                     400
Smith International Inc
      7.00%, 9/15/2007                                             275                     276
                                                                            -------------------
                                                                                           776
                                                                            -------------------
Oil & Gas Drilling (0.16%)
ENSCO International Inc
      6.75%, 11/15/2007                                            322                     325
                                                                            -------------------

Oil Company - Exploration & Production (1.37%)
Anadarko Petroleum Corp
      5.75%, 9/15/2009 (a)                                         400                     401
Houston Exploration Co
      7.00%, 6/15/2013                                             250                     251
Newfield Exploration Co
      7.45%, 10/15/2007                                            500                     503

Oil Company - Exploration & Production
Pemex Project Funding Master Trust
      7.16%, 10/15/2009 (a)(b)                                     500                     518
      6.65%, 6/15/2010 (a)(b)                                      350                     360
Vintage Petroleum Inc
      8.25%, 5/ 1/2012 (f)                                         750                     780
                                                                            -------------------
                                                                                         2,813
                                                                            -------------------
Oil Refining & Marketing (0.10%)
Giant Industries Inc
      11.00%, 5/15/2012                                            200                     211
                                                                            -------------------

Optical Supplies (0.15%)
Bausch & Lomb Inc
      6.95%, 11/15/2007 (d)                                        300                     301
                                                                            -------------------

Paper & Related Products (0.15%)
Bowater Inc
      8.35%, 3/15/2010 (a)                                         300                     302
                                                                            -------------------

Property & Casualty Insurance (0.14%)
WR Berkley Corp
      9.88%, 5/15/2008                                             267                     277
                                                                            -------------------

Publishing - Periodicals (0.30%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                            300                     313
      12.13%, 11/15/2012                                           275                     300
                                                                            -------------------
                                                                                           613

                                                                            -------------------
Real Estate Operator & Developer (0.18%)
Duke Realty LP
      3.50%, 11/ 1/2007                                            125                     124
First Industrial LP
      7.60%, 5/15/2007                                             250                     250
                                                                            -------------------
                                                                                           374
                                                                            -------------------
Regional Banks (1.40%)
BAC Capital Trust XIII
      5.76%, 3/15/2043 (a)                                         250                     247
First Union Institutional Capital I
      8.04%, 12/ 1/2026                                          1,200                   1,250
Fleet Capital Trust II
      7.92%, 12/11/2026                                            577                     600
NB Capital Trust
      7.83%, 12/15/2026                                            750                     781
                                                                            -------------------
                                                                                         2,878
                                                                            -------------------
REITS - Diversified (0.52%)
iStar Financial Inc
      5.90%, 3/16/2009 (a)                                         375                     377
      5.69%, 9/15/2009 (a)                                         400                     401
      5.69%, 3/ 9/2010 (a)                                         300                     300
                                                                            -------------------
                                                                                         1,078
                                                                            -------------------
REITS - Healthcare (0.20%)
National Health Investors Inc
      7.30%, 7/16/2007                                             400                     400
                                                                            -------------------

REITS - Office Property (0.57%)
Crescent Real Estate Equities LP
      7.50%, 9/15/2007                                             175                     176

REITS - Office Property
HRPT Properties Trust
      5.95%, 3/16/2011 (a)                                       1,000                   1,000
                                                                            -------------------
                                                                                         1,176
                                                                            -------------------
REITS - Warehouse & Industrial (0.24%)
Prologis
      5.61%, 8/24/2009 (a)                                         500                     501
                                                                            -------------------

Rental - Auto & Equipment (0.49%)
Erac USA Finance Co
      5.60%, 4/30/2009 (a)(b)                                      500                     501
      5.61%, 8/28/2009 (a)(b)(e)                                   500                     501
                                                                            -------------------
                                                                                         1,002
                                                                            -------------------
Retail - Regional Department Store (0.50%)
JC Penney Corp Inc
      6.50%, 12/15/2007                                            765                     769
      8.13%, 4/ 1/2027                                             250                     257
                                                                            -------------------
                                                                                         1,026
                                                                            -------------------
Rubber - Tires (0.12%)
Goodyear Tire & Rubber Co/The
      9.14%, 12/ 1/2009 (a)(b)                                     250                     253
                                                                            -------------------

Satellite Telecommunications (0.30%)
Intelsat Corp
      6.38%, 1/15/2008                                             610                     610
                                                                            -------------------

Special Purpose Banks (0.12%)
Korea Development Bank
      5.64%, 11/22/2012 (a)                                        250                     251
                                                                            -------------------

Special Purpose Entity (0.12%)
Tyco International Group SA Participati
      4.44%, 6/15/2007 (b)                                         250                     250
                                                                            -------------------

Steel - Producers (0.38%)
Ispat Inland ULC
      9.75%, 4/ 1/2014                                             250                     278
Steel Dynamics Inc
      9.50%, 3/15/2009                                              75                      77
United States Steel Corp
      9.75%, 5/15/2010                                             400                     420
                                                                            -------------------
                                                                                           775
                                                                            -------------------
Supranational Bank (0.24%)
Corp Andina de Fomento
      5.59%, 3/14/2008 (a)                                         500                     500
                                                                            -------------------

Telecommunication Services (0.08%)
Qwest Corp
      5.63%, 11/15/2008 (d)                                        170                     170
                                                                            -------------------

Telephone - Integrated (1.26%)
LCI International Inc
      7.25%, 6/15/2007                                             500                     500
Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                                             100                     100
New England Telephone & Telegraph
      7.65%, 6/15/2007                                             230                     230

Telephone - Integrated
Telecom Italia Capital SA
      5.84%, 2/ 1/2011 (a)                                         160                     160
      5.97%, 7/18/2011 (a)                                         600                     605
Telefonica Emisiones SAU
      5.65%, 6/19/2009 (a)                                       1,000                   1,004
                                                                            -------------------
                                                                                         2,599
                                                                            -------------------
TOTAL BONDS                                                              $             180,660
                                                                            -------------------
CONVERTIBLE BONDS (0.18%)
Retail - Auto Parts (0.18%)
PEP Boys-Manny Moe & Jack
      4.25%, 6/ 1/2007                                             375                     374
                                                                            -------------------
TOTAL CONVERTIBLE BONDS                                                  $                 374
                                                                            -------------------
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (9.16%)
Federal Home Loan Mortgage
Corporation (FHLMC) (0.99%)
      5.26%, 7/ 1/2033 (a)                                       1,322                   1,357
      7.32%, 10/ 1/2033 (a)                                        272                     274
      6.56%, 8/ 1/2035 (a)                                         403                     411
                                                                            -------------------
                                                                                         2,042
                                                                            -------------------
Federal National Mortgage
Association (FNMA) (7.69%)
      4.99%, 6/ 1/2032 (a)                                         978                     988
      5.50%, 6/ 1/2032 (a)                                         841                     856
      7.15%, 8/ 1/2032 (a)                                         438                     451
      5.15%, 9/ 1/2032 (a)                                       1,495                   1,518
      6.90%, 10/ 1/2033 (a)                                        291                     295
      7.63%, 10/ 1/2033 (a)                                        285                     290
      7.63%, 1/ 1/2034 (a)                                         414                     423
      5.81%, 2/ 1/2034 (a)                                         345                     351
      5.62%, 3/ 1/2034 (a)                                       1,013                   1,023
      6.49%, 3/ 1/2034 (a)                                       1,089                   1,108
      6.86%, 3/ 1/2034 (a)                                       1,177                   1,198
      6.95%, 3/ 1/2034 (a)                                         802                     816
      4.57%, 7/ 1/2034 (a)                                       1,622                   1,634
      6.60%, 12/ 1/2034 (a)                                        958                     968
      6.07%, 1/ 1/2035 (a)                                          65                      66
      4.50%, 2/ 1/2035 (a)                                       1,631                   1,658
      4.56%, 2/ 1/2035 (a)                                         727                     734
      5.81%, 2/ 1/2035 (a)                                         273                     277
      4.52%, 9/ 1/2035 (a)                                         966                     963
      7.03%, 1/ 1/2036 (a)                                         184                     188
                                                                            -------------------
                                                                                        15,805
                                                                            -------------------
U.S. Treasury (0.48%)
      4.13%, 8/15/2008 (d)                                       1,000                     992
                                                                            -------------------
TOTAL U.S. GOVERNMENT &
  GOVERNMENT AGENCY OBLIGATIONS                                              $          18,839
                                                                            -------------------
SHORT TERM INVESTMENTS (3.53%)
Commercial Paper (3.53%)
Investment in Joint Trading Account:
Citigroup Funding
      5.31%, 5/ 1/2007                                           7,264                   7,264
                                                                            -------------------
TOTAL SHORT TERM INVESTMENTS                                             $               7,264
                                                                            -------------------
MONEY MARKET FUNDS (1.17%)
Money Center Banks (1.17%)
BNY Institutional Cash Reserve Fund (e)                          2,404                   2,404
                                                                            -------------------
TOTAL MONEY MARKET FUNDS                                                 $               2,404
                                                                            -------------------
Total Investments                                                        $             209,541
Liabilities in Excess of Other Assets,
  Net - (1.89)%                                                                         (3,878)
                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                               $             205,663
                                                                            ===================
                                                                            -------------------

                                                                            ===================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $29,926 or 14.55% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23,806 or 11.58% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e)  Security was purchased with the cash proceeds from securities loans.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $218 or 0.11% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $               672
Unrealized Depreciation                                             (1,023)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                            (351)
Cost for federal income tax purposes                                209,892
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                    Current   Unrealized
                              Number of   Original   Market  Appreciation/
Type                          Contracts     Value    Value  (Depreciation)
-------------------------------------------------------------------------
Sell:
U.S. 2 Year Note; June 2007       31         $6,338   $6,347         (9)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------- -------------------------
Sector                                 Percent
--------------------- -------------------------
Mortgage Securities                     58.54%
Asset Backed                            14.72%
Securities
Financial                               12.86%
Communications                           3.63%
Consumer, Cyclical                       2.70%
Energy                                   2.01%
Utilities                                1.91%
Consumer,                                1.86%
Non-cyclical
Industrial                               1.04%
Basic Materials                          1.02%
Technology                               0.88%
Government                               0.72%
Liabilities in                        (-1.89%)
Excess of Other
Assets, Net
                               ----------------
TOTAL NET ASSETS                       100.00%
                               ================

Other Assets Summary (unaudited)
--------------------- ------------
Asset Type                               Percent
--------------------- ---------------------------
Futures                                    3.09%


Schedule of Investments

April 30, 2007 (unaudited)
West Coast Equity Fund

                                                    Shares Held           Value (000's)
COMMON STOCKS (98.07%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)                                         25,000   $               1,471
                                                                        -------------------

Advertising Services (0.54%)
Getty Images Inc (a)(b)                                    189,400                   9,849
                                                                        -------------------

Aerospace & Defense (3.23%)
Boeing Co                                                  453,983                  42,221
Northrop Grumman Corp (a)                                  202,600                  14,913
Teledyne Technologies Inc (a)(b)                            44,100                   1,945
                                                                        -------------------
                                                                                    59,079
                                                                        -------------------
Agricultural Operations (0.26%)
Archer-Daniels-Midland Co                                  124,400                   4,814
                                                                        -------------------

Airlines (1.08%)
Alaska Air Group Inc (a)(b)                                352,810                  10,443
Cathay Pacific Airways Ltd ADR                             725,900                   9,364
                                                                        -------------------
                                                                                    19,807
                                                                        -------------------
Apparel Manufacturers (0.39%)
Columbia Sportswear Co (a)                                 113,750                   7,121
                                                                        -------------------

Applications Software (3.98%)
Actuate Corp (a)(b)                                        823,600                   4,678
Microsoft Corp                                           1,987,478                  59,505
Quest Software Inc (a)(b)                                  496,300                   8,442
                                                                        -------------------
                                                                                    72,625
                                                                        -------------------
Athletic Footwear (1.34%)
Nike Inc (a)                                               454,000                  24,452
                                                                        -------------------

Auto - Car & Light Trucks (1.04%)
Toyota Motor Corp ADR                                      156,700                  19,027
                                                                        -------------------

Auto - Medium & Heavy Duty Trucks (1.66%)
Paccar Inc (a)                                             361,530                  30,361
                                                                        -------------------

Beverages - Non-Alcoholic (0.30%)
PepsiCo Inc                                                 82,900                   5,479
                                                                        -------------------

Building - Mobile Home & Manufactured
Housing (0.68%)
Monaco Coach Corp                                          814,200                  12,482
                                                                        -------------------

Building - Residential & Commercial (0.18%)
KB Home                                                     73,400                   3,238
                                                                        -------------------

Building & Construction Products -
Miscellaneous (0.70%)
Simpson Manufacturing Co Inc (a)                           398,300                  12,813
                                                                        -------------------


Building Products - Cement & Aggregate (0.02%)
Cemex SAB de CV ADR (a)(b)                                  12,600                     410
                                                                        -------------------

Chemicals - Specialty (0.08%)
Symyx Technologies (a)(b)                                  132,932                   1,530
                                                                        -------------------

Commercial Banks (3.37%)
Banner Corp                                                120,297                   4,490
City National Corp/Beverly Hills CA (a)                    206,000                  15,083
East West Bancorp Inc                                      506,000                  20,169
Greater Bay Bancorp                                        288,600                   7,443
Pacific Capital Bancorp (a)                                 85,433                   2,301
UCBH Holdings Inc (a)                                      204,800                   3,678
UnionBanCal Corp (a)                                       136,600                   8,398
                                                                        -------------------
                                                                                    61,562
                                                                        -------------------
Computer Aided Design (0.15%)
Autodesk Inc (a)(b)                                         64,900                   2,678
                                                                        -------------------

Computers (1.73%)
Apple Inc (a)(b)                                            90,450                   9,027
Hewlett-Packard Co                                         535,000                  22,545
                                                                        -------------------
                                                                                    31,572
                                                                        -------------------
Computers - Integrated Systems (0.19%)
Radisys Corp (a)(b)                                        223,308                   3,385
                                                                        -------------------

Computers - Memory Devices (0.15%)
Network Appliance Inc (a)(b)                                74,700                   2,780
                                                                        -------------------

Consumer Products - Miscellaneous (1.42%)
Central Garden and Pet Co - A Shares (a)(b)                252,700                   3,619
Central Garden and Pet Co (a)(b)                           119,800                   1,774
Clorox Co                                                  307,430                  20,622
                                                                        -------------------
                                                                                    26,015
                                                                        -------------------
Cosmetics & Toiletries (2.09%)
Bare Escentuals Inc (a)(b)                                  44,900                   1,815
Colgate-Palmolive Co                                       137,400                   9,308
Estee Lauder Cos Inc/The (a)                               145,000                   7,456
Procter & Gamble Co                                        305,400                  19,640
                                                                        -------------------
                                                                                    38,219
                                                                        -------------------
Data Processing & Management (0.27%)
Fair Isaac Corp (a)                                        137,850                   4,923
                                                                        -------------------

Diagnostic Kits (0.33%)
OraSure Technologies Inc (a)(b)                            812,081                   6,050
                                                                        -------------------

Dialysis Centers (0.68%)
DaVita Inc (a)(b)                                          227,700                  12,435
                                                                        -------------------

Disposable Medical Products (0.21%)
CR Bard Inc                                                 46,000                   3,824
                                                                        -------------------

Distribution & Wholesale (0.13%)
Building Materials Holding Corp (a)                        164,250                   2,385
                                                                        -------------------

Diversified Manufacturing Operations (0.50%)
General Electric Co                                        249,000                   9,178
                                                                        -------------------

E-Commerce - Products (0.38%)
Blue Nile Inc (a)(b)                                       149,400                   7,031
                                                                        -------------------

E-Commerce - Services (0.08%)
eBay Inc (b)                                                42,700                   1,449
                                                                        -------------------

Electric - Integrated (0.13%)
Edison International                                        43,700                   2,288
                                                                        -------------------

Electronic Components - Semiconductors (2.03%)
Intel Corp                                                 801,700                  17,237
International Rectifier Corp (a)(b)                         36,000                   1,270
Lattice Semiconductor Corp (b)                             532,380                   2,907
LSI Corp (a)(b)                                            402,400                   3,420
Nvidia Corp (a)(b)                                         101,700                   3,345
Pixelworks Inc (b)                                         621,400                     944
QLogic Corp (a)(b)                                         265,000                   4,738
SiRF Technology Holdings Inc (a)(b)                        134,700                   3,268
                                                                        -------------------
                                                                                    37,129
                                                                        -------------------
Electronic Design Automation (0.07%)
Mentor Graphics Corp (b)                                    83,700                   1,354
                                                                        -------------------

Electronic Forms (1.66%)
Adobe Systems Inc (a)(b)                                   728,200                  30,264
                                                                        -------------------

Electronic Measurement Instruments (1.26%)
Itron Inc (a)(b)                                            58,900                   3,966
Tektronix Inc                                              437,100                  12,847
Trimble Navigation Ltd (a)(b)                              218,068                   6,254
                                                                        -------------------
                                                                                    23,067
                                                                        -------------------
Engineering - Research & Development
Services (1.90%)
Jacobs Engineering Group Inc (a)(b)                        687,200                  34,655
                                                                        -------------------

Enterprise Software & Services (0.60%)
Informatica Corp (a)(b)                                    121,500                   1,788
Oracle Corp (b)                                            190,900                   3,589
Sybase Inc (a)(b)                                          232,900                   5,634
                                                                        -------------------
                                                                                    11,011
                                                                        -------------------
Entertainment Software (0.44%)
Electronic Arts Inc (a)(b)                                 161,000                   8,116
                                                                        -------------------

E-Services - Consulting (0.03%)
Websense Inc (a)(b)                                         23,700                     586
                                                                        -------------------

Finance - Auto Loans (0.04%)
United PanAm Financial Corp (a)(b)                          56,840                     805
                                                                        -------------------

Finance - Investment Banker & Broker (1.91%)
Charles Schwab Corp/The                                  1,549,400                  29,625
Goldman Sachs Group Inc/The (a)                             10,500                   2,295
Piper Jaffray Cos (a)(b)                                    46,232                   2,950
                                                                        -------------------
                                                                                    34,870
                                                                        -------------------
Finance - Mortgage Loan/Banker (0.61%)
Countrywide Financial Corp                                 298,200                  11,057
                                                                        -------------------

Food - Retail (1.03%)
Dairy Farm International Holdings Ltd ADR (a)              174,300                   3,460
Food - Retail
Kroger Co/The                                              331,400                   9,779
Safeway Inc                                                152,800                   5,547
                                                                        -------------------
                                                                                    18,786
                                                                        -------------------
Forestry (2.34%)
Plum Creek Timber Co Inc (a)                               302,200                  11,997
Weyerhaeuser Co                                            387,900                  30,730
                                                                        -------------------
                                                                                    42,727
                                                                        -------------------
Gas - Distribution (0.83%)
Sempra Energy (a)                                          240,000                  15,235
                                                                        -------------------

Health Care Cost Containment (0.87%)
McKesson Corp (a)                                          271,317                  15,962
                                                                        -------------------

Hotels & Motels (2.01%)
Hilton Hotels Corp (a)                                     623,600                  21,202
Red Lion Hotels Corp (b)                                 1,215,285                  15,495
                                                                        -------------------
                                                                                    36,697
                                                                        -------------------
Human Resources (0.68%)
AMN Healthcare Services Inc (a)(b)                         273,500                   6,660
Robert Half International Inc (a)                          175,400                   5,841
                                                                        -------------------
                                                                                    12,501
                                                                        -------------------
Industrial Automation & Robots (0.12%)
Intermec Inc (a)(b)                                         97,100                   2,168
                                                                        -------------------

Instruments - Scientific (2.39%)
Applera Corp - Applied Biosystems Group                    267,500                   8,357
Dionex Corp (a)(b)                                         321,680                  22,196
FEI Co (a)(b)                                              354,225                  13,177
                                                                        -------------------
                                                                                    43,730
                                                                        -------------------
Internet Application Software (0.33%)
Art Technology Group Inc (b)                             2,421,161                   6,004
                                                                        -------------------

Internet Security (0.08%)
VeriSign Inc (a)(b)                                         51,400                   1,406
                                                                        -------------------

Investment Management & Advisory
Services (2.37%)
Franklin Resources Inc                                     329,100                  43,214
                                                                        -------------------

Lasers - Systems & Components (0.30%)
Electro Scientific Industries Inc (a)(b)                   262,830                   5,414
                                                                        -------------------

Life & Health Insurance (1.45%)
Stancorp Financial Group Inc                               558,430                  26,581
                                                                        -------------------

Machinery - Material Handling (0.54%)
Cascade Corp                                               158,300                   9,810
                                                                        -------------------

Medical - Biomedical/Gene (2.29%)
Affymetrix Inc (a)(b)                                       49,800                   1,308
American Oriental Bioengineering Inc (a)(b)                 28,200                     281
Amgen Inc (b)                                              315,339                  20,226
Genentech Inc (a)(b)                                       218,700                  17,494
Martek Biosciences Corp (a)(b)                             120,717                   2,606
                                                                        -------------------
                                                                                    41,915
                                                                        -------------------

Medical - Drugs (2.64%)
Abbott Laboratories                                        211,150                  11,955
Allergan Inc (a)                                           288,725                  34,994
Pfizer Inc                                                  46,600                   1,233
                                                                        -------------------
                                                                                    48,182
                                                                        -------------------
Medical - Generic Drugs (0.28%)
Watson Pharmaceuticals Inc (b)                             186,400                   5,089
                                                                        -------------------

Medical - HMO (0.29%)
Health Net Inc (a)(b)                                       97,460                   5,269
                                                                        -------------------

Medical Products (2.59%)
Accuray Inc (a)(b)                                           4,550                     107
Johnson & Johnson                                          242,500                  15,573
Mentor Corp (a)                                            227,800                   8,864
Stryker Corp (a)                                            58,700                   3,812
Varian Medical Systems Inc (a)(b)                          393,100                  16,593
Zimmer Holdings Inc (b)                                     25,400                   2,298
                                                                        -------------------
                                                                                    47,247
                                                                        -------------------
Metal Processors & Fabrication (0.86%)
Precision Castparts Corp (a)                               151,596                  15,783
                                                                        -------------------

Multimedia (1.27%)
Walt Disney Co/The (a)                                     661,010                  23,122
                                                                        -------------------

Networking Products (2.26%)
Cisco Systems Inc (b)                                    1,387,000                  37,088
Polycom Inc (a)(b)                                         127,000                   4,229
                                                                        -------------------
                                                                                    41,317
                                                                        -------------------
Non-Hazardous Waste Disposal (0.37%)
Waste Connections Inc (a)(b)                               218,950                   6,825
                                                                        -------------------

Office Supplies & Forms (0.20%)
Avery Dennison Corp                                         59,000                   3,670
                                                                        -------------------

Oil & Gas Drilling (0.80%)
Nabors Industries Ltd (a)(b)                               452,500                  14,534
                                                                        -------------------

Oil Company - Exploration & Production (1.57%)
Apache Corp                                                164,700                  11,941
Berry Petroleum Co (a)                                     491,700                  16,747
                                                                        -------------------
                                                                                    28,688
                                                                        -------------------
Oil Company - Integrated (4.58%)
Chevron Corp                                               589,726                  45,875
Exxon Mobil Corp                                            78,700                   6,247
Occidental Petroleum Corp                                  621,700                  31,520
                                                                        -------------------
                                                                                    83,642
                                                                        -------------------
Property & Casualty Insurance (0.27%)
Mercury General Corp (a)                                    43,300                   2,345
Safeco Corp                                                 38,604                   2,576
                                                                        -------------------
                                                                                     4,921
                                                                        -------------------
Publishing - Newspapers (0.26%)
McClatchy Co (a)                                           161,573                   4,669
                                                                        -------------------

Regional Banks (4.95%)
Bank of America Corp                                       130,000                   6,617

Regional Banks
US Bancorp (a)                                             690,000                  23,701
Wells Fargo & Co                                         1,675,532                  60,135
                                                                        -------------------
                                                                                    90,453
                                                                        -------------------
REITS - Apartments (0.69%)
Essex Property Trust Inc (a)                                97,600                  12,577
                                                                        -------------------

REITS - Healthcare (0.89%)
Health Care Property Investors Inc                         393,585                  13,929
Nationwide Health Properties Inc                            72,000                   2,308
                                                                        -------------------
                                                                                    16,237
                                                                        -------------------
REITS - Warehouse & Industrial (0.90%)
AMB Property Corp (a)                                      269,200                  16,397
                                                                        -------------------

Respiratory Products (0.52%)
Resmed Inc (a)(b)                                          223,600                   9,449
                                                                        -------------------

Retail - Apparel & Shoe (0.62%)
Nordstrom Inc (a)                                          206,800                  11,357
                                                                        -------------------

Retail - Automobile (0.43%)
Copart Inc (a)(b)                                          271,700                   7,874
                                                                        -------------------

Retail - Discount (1.92%)
Costco Wholesale Corp                                      653,240                  34,994
                                                                        -------------------

Retail - Drug Store (0.26%)
CVS/Caremark Corp (a)                                      132,765                   4,811
                                                                        -------------------

Retail - Restaurants (1.57%)
Jamba Inc (a)(b)                                            13,900                     122
McCormick & Schmick's Seafood Restaurant (b)                18,700                     501
Starbucks Corp (a)(b)                                      903,100                  28,014
                                                                        -------------------
                                                                                    28,637
                                                                        -------------------
Savings & Loans - Thrifts (1.20%)
Washington Federal Inc (a)                                 925,455                  21,943
                                                                        -------------------

Semiconductor Component - Integrated
Circuits (0.18%)
Exar Corp (b)                                               71,700                     967
Linear Technology Corp (a)                                  38,000                   1,422
Maxim Integrated Products Inc (a)                           30,400                     964
                                                                        -------------------
                                                                                     3,353
                                                                        -------------------
Semiconductor Equipment (0.93%)
Applied Materials Inc                                      303,100                   5,825
Kla-Tencor Corp (a)                                        118,200                   6,566
Novellus Systems Inc (a)(b)                                140,000                   4,532
                                                                        -------------------
                                                                                    16,923
                                                                        -------------------
Steel - Producers (1.56%)
Reliance Steel & Aluminum Co (a)                            84,300                   5,008
Schnitzer Steel Industries Inc                             454,040                  23,569
                                                                        -------------------
                                                                                    28,577
                                                                        -------------------
Telecommunication Services (0.02%)
Clearwire Corp (a)(b)                                       19,000                     341
                                                                        -------------------


Telephone - Integrated (0.19%)
Sprint Nextel Corp                                         173,700                   3,479
                                                                        -------------------

Therapeutics (1.03%)
Amylin Pharmaceuticals Inc (a)(b)                           80,000                   3,307
CV Therapeutics Inc (a)(b)                                 219,337                   1,849
Dendreon Corp (a)(b)                                       382,641                   5,751
Gilead Sciences Inc (a)(b)                                  96,000                   7,845
                                                                        -------------------
                                                                                    18,752
                                                                        -------------------
Toys (0.15%)
Mattel Inc                                                  95,100                   2,691
                                                                        -------------------

Transactional Software (0.09%)
VeriFone Holdings Inc (a)(b)                                48,000                   1,694
                                                                        -------------------

Transport - Equipment & Leasing (0.41%)
Greenbrier Cos Inc (a)                                     328,100                   7,527
                                                                        -------------------

Transport - Services (1.41%)
Expeditors International Washington Inc (a)                616,340                  25,763
                                                                        -------------------

Travel Services (0.47%)
Ambassadors Group Inc                                      255,715                   8,572
                                                                        -------------------

Ultra Sound Imaging Systems (1.02%)
SonoSite Inc (a)(b)                                        646,163                  18,726
                                                                        -------------------

Veterinary Diagnostics (0.72%)
VCA Antech Inc (b)                                         335,000                  13,209
                                                                        -------------------

Water (0.10%)
California Water Service Group (a)                          45,000                   1,749
                                                                        -------------------

Web Portals (1.74%)
Google Inc (a)(b)                                           40,650                  19,162
Yahoo! Inc (a)(b)                                          449,500                  12,604
                                                                        -------------------
                                                                                    31,766
                                                                        -------------------
Wireless Equipment (0.31%)
Qualcomm Inc (a)                                           128,300                   5,620
                                                                        -------------------
TOTAL COMMON STOCKS                                                  $           1,791,825
                                                                        -------------------
                                                     Principal
                                                  Amount (000's)          Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.52%)
U.S. Treasury (0.52%)
      4.75%, 2/15/2037 (a)                                   9,500                   9,398
                                                                        -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                                 $               9,398
                                                                        -------------------
SHORT TERM INVESTMENTS (1.28%)
Repurchase Agreements (1.28%)
Investment in Joint Trading Account;
Deutsche Bank; 5.22% dated 04/30/07
maturing 05/01/07                                           23,372                  23,372
(collateralized by U.S.
Government Agency Issues; $24,074,000;
0% - 5.88%; dated 05/03/07-04/01/36)
                                                                        -------------------

TOTAL SHORT TERM INVESTMENTS                                         $              23,372
                                                                        -------------------

MONEY MARKET FUNDS (20.06%)
Money Center Banks (20.06%)
BNY Institutional Cash Reserve Fund (c)                    366,519                 366,519
                                                                        -------------------
TOTAL MONEY MARKET FUNDS                                             $             366,519
                                                                        -------------------
Total Investments                                                    $           2,191,114
Liabilities in Excess of Other Assets,
  Net - (19.93)%                                                                  (364,050)
                                                                        -------------------
TOTAL NET ASSETS - 100.00%                                           $           1,827,064
                                                                        ===================
                                                                        -------------------

                                                                        ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           689,059
Unrealized Depreciation                                         (36,867)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                       652,192
Cost for federal income tax purposes                           1,538,922
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------- --------------------------------- -----------------
Sector                                                           Percent
--------------------- --------------------------------- -----------------
Financial                                                         39.98%
Consumer,                                                         19.46%
Non-cyclical
Industrial                                                        14.10%
Consumer, Cyclical                                                13.93%
Technology                                                        12.47%
Communications                                                     7.48%
Energy                                                             6.94%
Basic Materials                                                    3.99%
Utilities                                                          1.06%
Government                                                         0.52%
Liabilities in                                                 (-19.93%)
Excess of Other
Assets, Net
                                                        -----------------
TOTAL NET ASSETS                                                 100.00%
                                                        =================

Affiliated Securities

                     October 31, 2006                                  Purchases                               Sales
                     ---------------------------    ------------------------------------------------   -----------------
                          Shares                          Cost (000)                   Shares           Cost (000)
                     ---------------------------    ------------------------     -------------------   -------------------
Red Lion Hotels Corp                  1,227,885  $                   10,210                   1,500   $              19
                                                    ------------------------                           -----------------
                                                 $                   10,210                           $              19
                                                    ========================                           =================

Affiliated Securities

                              April 30, 2007
                         --------------------------
                     Shares                Proceeds (000)                 Shares                  Cost (000)
                     ------------          ----------------          -----------------          ----------------
Red Lion Hotels Corp      14,100        $              175                  1,215,285        $           10,008
                                           ----------------                                     ----------------
                                        $              175                                   $           10,008
                                           ================                                     ================

                        Income Distribution from      Realized Gain/Loss              Realized Gain/Loss from
                       Other Investment Companies       on Investments                    Other Investment
                                 000's                      000's                            Companies
                                                                                               000's
                      -----------------------------   ----------------------          -------------------------

Red Lion Hotels Corp $                           -   $                  -46        $                         -
                      -----------------------------   ----------------------          -------------------------
                     $                           -   $                  -46        $                         -
                      =============================   ======================          =========================







                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):



                                                           2007(     a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
BOND & MORTGAGE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.63     $ 10.57     $ 10.86      $ 10.66     $ 10.59     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.45        0.37         0.34        0.31        0.46
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01        0.04      (0.28)         0.20        0.11      (0.05)
                          Total From Investment Operations         0.26        0.49        0.09         0.54        0.42        0.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.43)      (0.37)       (0.34)      (0.35)      (0.44)
     Distributions from Realized Gains....................           -           -       (0.01)           -           -       (0.06)
                         Total Dividends and Distributions       (0.24)      (0.43)      (0.38)       (0.34)      (0.35)      (0.50)
Net Asset Value, End of Period                                  $ 10.65     $ 10.63     $ 10.57      $ 10.86     $ 10.66     $ 10.59
Total Return..............................................  2.44%(   c)       4.79%       0.79%        5.17%       4.05%       4.08%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 61,391    $ 50,633    $ 35,016     $ 28,547    $ 14,430     $ 2,237
     Ratio of Expenses to Average Net Assets..............  1.09%(   d)       1.14%       1.33%        1.15%       1.12%       1.12%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.10%       1.12%        1.12%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.75%(d)       4.25%       3.47%        3.15%       2.92%       4.35%
     Portfolio Turnover Rate..............................    255.7%(d)      274.5%  202.1%( f)       150.5%       91.0%       46.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
BOND & MORTGAGE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.60     $ 10.55     $ 10.84      $ 10.63     $ 10.57     $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.42        0.35         0.32        0.30        0.55
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01        0.05      (0.28)         0.21        0.10      (0.16)
                          Total From Investment Operations         0.25        0.47        0.07         0.53        0.40        0.39
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.42)      (0.35)       (0.32)      (0.34)      (0.43)
     Distributions from Realized Gains....................           -           -       (0.01)           -           -       (0.06)
                         Total Dividends and Distributions       (0.23)      (0.42)      (0.36)       (0.32)      (0.34)      (0.49)
Net Asset Value, End of Period                                  $ 10.62     $ 10.60     $ 10.55      $ 10.84     $ 10.63     $ 10.57
Total Return..............................................     2.35%(c)       4.52%       0.61%        5.09%       3.77%       3.80%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 43,155    $ 42,548    $ 39,797     $ 31,801    $ 12,537       $ 388
     Ratio of Expenses to Average Net Assets..............     1.27%(d)       1.33%       1.51%        1.34%       1.30%       1.30%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.28%       1.30%        1.30%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.55%(d)       4.04%       3.29%        2.95%       2.71%       4.27%
     Portfolio Turnover Rate..............................    255.7%(d)      274.5%   202.1%(f)       150.5%       91.0%       46.7%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
BOND & MORTGAGE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.66     $ 10.61     $ 10.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.42        0.36
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01        0.03      (0.28)
                          Total From Investment Operations         0.25        0.45        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.40)      (0.34)
     Distributions from Realized Gains....................           -           -       (0.01)
                         Total Dividends and Distributions       (0.22)      (0.40)      (0.35)
Net Asset Value, End of Period                                  $ 10.69     $ 10.66     $ 10.61
Total Return..............................................     2.36%(c)       4.35%       0.66%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,563     $ 4,536       $ 752
     Ratio of Expenses to Average Net Assets..............     1.40%(d)       1.43%       1.67%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.41%       1.43%
     Ratio of Net Investment Income to Average Net Assets.     4.44%(d)       3.98%       3.27%
     Portfolio Turnover Rate..............................    255.7%(d)      274.5%   202.1%(f)


                                                              2007(a)         2006        2005         2004         2003        2002
                                                              ----            ----        ----         ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................    $ 10.71      $ 10.67     $ 10.94      $ 10.73      $ 10.66     $ 10.73
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       0.25         0.43        0.38         0.32         0.28        0.40
     Net Realized and Unrealized Gain (Loss) on                  0.02
Investments...............................................                    0.04      (0.28)         0.20         0.11          -
                        Total From Investment Operations         0.27         0.47        0.10         0.52         0.39        0.40
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     (0.23)       (0.43)      (0.36)       (0.31)       (0.32)      (0.41)
     Distributions from Realized Gains....................         -            -       (0.01)           -            -       (0.06)
                       Total Dividends and Distributions       (0.23)       (0.43)      (0.37)       (0.31)       (0.32)      (0.47)
Net Asset Value, End of Period                                $ 10.75      $ 10.71     $ 10.67      $ 10.94      $ 10.73     $ 10.66
Total Return(g)...........................................   2.53%(c)        4.49%       0.85%        4.94%        3.64%       3.86%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 252,451    $ 237,417   $ 211,273    $ 159,802    $ 110,398    $ 51,760
     Ratio of Expenses to Average Net Assets..............   1.18%(d)        1.28%       1.35%        1.36%        1.43%       1.50%
     Ratio of Expenses to Average Net Assets (Excluding           N/A
     Reverse Repurchase Agreement Expense)(e).............                   1.23%       1.13%        1.32%          N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(h).....   1.22%(d)        1.29%       1.52%        1.37%        1.48%          -%
     Ratio of Net Investment Income to Average Net           4.65%(d)
Assets....................................................                   4.10%       3.46%        2.94%        2.65%       3.78%
     Portfolio Turnover Rate..............................  255.7%(d)       274.5%   202.1%(f)       150.5%        91.0%       46.7%


                                                             2007(a)          2006         2005        2004         2003        2002
                                                             ----             ----         ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................   $ 10.67       $ 10.62      $ 10.90     $ 10.70      $ 10.63     $ 10.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............      0.28          0.51         0.44        0.40         0.38        0.50
     Net Realized and Unrealized Gain (Loss) on                 0.02
Investments...............................................                    0.03       (0.28)        0.20         0.11      (0.02)
                     Total From Investment Operations           0.30          0.54         0.16        0.60         0.49        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................    (0.27)        (0.49)       (0.43)      (0.40)       (0.42)      (0.50)
     Distributions from Realized Gains....................        -             -        (0.01)          -            -       (0.06)
                    Total Dividends and Distributions         (0.27)        (0.49)       (0.44)      (0.40)       (0.42)      (0.56)
Net Asset Value, End of Period                               $ 10.70       $ 10.67      $ 10.62     $ 10.90      $ 10.70     $ 10.63
Total Return..............................................  2.81%(c)         5.27%        1.45%       5.74%        4.63%       4.76%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)...........$ 1,646,702   $ 1,397,636    $ 771,847   $ 373,880    $ 165,504    $ 42,163
     Ratio of Expenses to Average Net Assets..............  0.52%(d)         0.56%        0.77%       0.59%        0.55%       0.55%
     Ratio of Expenses to Average Net Assets                     N/A
     (Excluding Reverse Repurchase Agreement
     Expense)(e)..........................................                   0.53%        0.55%       0.55%          N/A         N/A
     Ratio of Net Investment Income to Average Net          5.31%(d)
Assets....................................................                   4.85%        4.07%       3.71%        3.51%       4.72%
     Portfolio Turnover Rate.............................. 255.7%(d)        274.5%    202.1%(f)      150.5%        91.0%       46.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
BOND & MORTGAGE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.64     $ 10.58     $ 10.87      $ 10.67     $ 10.60     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.27        0.48        0.41         0.37        0.35        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.05      (0.29)         0.20        0.11      (0.02)
                          Total From Investment Operations         0.27        0.53        0.12         0.57        0.46        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.47)      (0.40)       (0.37)      (0.39)      (0.48)
     Distributions from Realized Gains....................           -           -       (0.01)           -           -       (0.06)
                         Total Dividends and Distributions       (0.25)      (0.47)      (0.41)       (0.37)      (0.39)      (0.54)
Net Asset Value, End of Period                                  $ 10.66     $ 10.64     $ 10.58      $ 10.87     $ 10.67     $ 10.60
Total Return..............................................     2.59%(c)       5.11%       1.10%        5.48%       4.37%       4.50%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 97,552    $ 95,496    $ 65,637     $ 43,420    $ 33,930     $ 8,142
     Ratio of Expenses to Average Net Assets..............     0.78%(d)       0.83%       1.02%        0.84%       0.81%       0.81%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.79%       0.81%        0.81%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     5.04%(d)       4.56%       3.79%        3.46%       3.23%       4.51%
     Portfolio Turnover Rate..............................    255.7%(d)      274.5%   202.1%(f)       150.5%       91.0%       46.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
BOND & MORTGAGE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.77     $ 10.71     $ 10.99      $ 10.78     $ 10.65     $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.47        0.40         0.36        0.34        1.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02        0.04      (0.28)         0.21        0.16      (0.58)
                          Total From Investment Operations         0.28        0.51        0.12         0.57        0.50        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.45)      (0.39)       (0.36)      (0.37)      (0.46)
     Distributions from Realized Gains....................           -           -       (0.01)           -           -       (0.06)
                         Total Dividends and Distributions       (0.25)      (0.45)      (0.40)       (0.36)      (0.37)      (0.52)
Net Asset Value, End of Period                                  $ 10.80     $ 10.77     $ 10.71      $ 10.99     $ 10.78     $ 10.65
Total Return..............................................     2.59%(c)       4.92%       1.06%        5.39%       4.79%       4.96%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 24,650    $ 18,009     $ 8,635      $ 2,274       $ 912       $ 113
     Ratio of Expenses to Average Net Assets..............     0.90%(d)       0.95%       1.15%        0.96%       0.93%       0.92%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.91%       0.93%        0.93%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.95%(d)       4.46%       3.69%        3.35%       3.12%       4.69%
     Portfolio Turnover Rate..............................    255.7%(d)      274.5%   202.1%(f)       150.5%       91.0%       46.7%


(a)  Six months ended April 30, 2007.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(f) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(g)  Total return is calculated without the contingent deferred sales charge.
(h)  Excludes expense reimbursement from Manager and/or Underwriter.


                                                           2007(     a)        2006        2005         2004 2003(    b)
                                                           ----                ----        ----         ---- ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.96     $ 14.23     $ 12.89      $ 12.07     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.09        0.08         0.06        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.88        1.39         1.07        2.03
                          Total From Investment Operations         1.32        1.97        1.47         1.13        2.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.04)      (0.07)       (0.04)          -
     Distributions from Realized Gains....................       (0.38)      (0.20)      (0.06)       (0.27)          -
                         Total Dividends and Distributions       (0.47)      (0.24)      (0.13)       (0.31)          -
Net Asset Value, End of Period                                  $ 16.81     $ 15.96     $ 14.23      $ 12.89     $ 12.07
Total Return..............................................  8.43%(   d)      14.03%      11.44%        9.55%   20.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 10,101     $ 5,740        $ 34          $ 9       $ 121
     Ratio of Expenses to Average Net Assets..............  1.14%(   e)       1.16%       1.17%        1.17%    1.17%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.64%(e)       0.58%       0.59%        0.44%    0.45%(e)
     Portfolio Turnover Rate..............................  96.8%(e),(f)      92.4%  86.7%(  g)       106.2%   109.2%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 15.90     $ 14.18     $ 12.87      $ 12.05     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.08        0.04         0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.86        1.40         1.08        2.03
                          Total From Investment Operations         1.31        1.94        1.44         1.11        2.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.02)      (0.07)       (0.02)          -
     Distributions from Realized Gains....................       (0.38)      (0.20)      (0.06)       (0.27)          -
                         Total Dividends and Distributions       (0.45)      (0.22)      (0.13)       (0.29)          -
Net Asset Value, End of Period                                  $ 16.76     $ 15.90     $ 14.18      $ 12.87     $ 12.05
Total Return..............................................     8.33%(d)      13.80%      11.21%        9.37%   20.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,288     $ 1,937       $ 253         $ 10       $ 120
     Ratio of Expenses to Average Net Assets..............     1.32%(e)       1.34%       1.35%        1.35%    1.35%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.46%(e)       0.51%       0.31%        0.26%    0.27%(e)
     Portfolio Turnover Rate..............................  96.8%(e),(f)      92.4%    86.7%(g)       106.2%   109.2%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 15.97     $ 14.24     $ 12.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.02        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.91        1.34
                          Total From Investment Operations         1.30        1.93        1.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -       (0.06)
     Distributions from Realized Gains....................       (0.38)      (0.20)      (0.06)
                         Total Dividends and Distributions       (0.42)      (0.20)      (0.12)
Net Asset Value, End of Period                                  $ 16.85     $ 15.97     $ 14.24
Total Return..............................................     8.27%(d)      13.68%      10.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,436     $ 1,244        $ 12
     Ratio of Expenses to Average Net Assets..............     1.45%(e)       1.47%       1.48%
     Ratio of Net Investment Income to Average Net Assets.     0.34%(e)       0.11%       0.48%
     Portfolio Turnover Rate..............................  96.8%(e),(f)      92.4%    86.7%(g)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.11     $ 14.37     $ 12.95      $ 12.12     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09        0.19        0.18         0.11        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.29        1.88        1.37         1.10        2.02
                          Total From Investment Operations         1.38        2.07        1.55         1.21        2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.13)      (0.07)       (0.11)          -
     Distributions from Realized Gains....................       (0.38)      (0.20)      (0.06)       (0.27)          -
                         Total Dividends and Distributions       (0.57)      (0.33)      (0.13)       (0.38)          -
Net Asset Value, End of Period                                  $ 16.92     $ 16.11     $ 14.37      $ 12.95     $ 12.12
Total Return..............................................     8.72%(d)      14.61%      12.07%       10.22%   21.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 2,616,376   $ 974,790   $ 523,512    $ 247,979    $ 11,910
     Ratio of Expenses to Average Net Assets..............     0.57%(e)       0.59%       0.60%        0.60%    0.60%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.11%(e)       1.27%       1.25%        0.89%    1.02%(e)
     Portfolio Turnover Rate..............................  96.8%(e),(f)      92.4%    86.7%(g)       106.2%   109.2%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
DISCIPLINED LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.05     $ 14.31     $ 12.93      $ 12.10     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.13        0.15         0.09        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.90        1.36         1.09        2.03
                          Total From Investment Operations         1.35        2.03        1.51         1.18        2.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.09)      (0.07)       (0.08)          -
     Distributions from Realized Gains....................       (0.38)      (0.20)      (0.06)       (0.27)          -
                         Total Dividends and Distributions       (0.52)      (0.29)      (0.13)       (0.35)          -
Net Asset Value, End of Period                                  $ 16.88     $ 16.05     $ 14.31      $ 12.93     $ 12.10
Total Return..............................................     8.60%(d)      14.37%      11.75%        9.94%   21.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,643     $ 1,565        $ 20         $ 10       $ 121
     Ratio of Expenses to Average Net Assets..............     0.83%(e)       0.85%       0.86%        0.86%    0.86%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.98%(e)       0.88%       1.09%        0.75%    0.76%(e)
     Portfolio Turnover Rate..............................  96.8%(e),(f)      92.4%    86.7%(g)       106.2%   109.2%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
DISCIPLINED LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.01     $ 14.28     $ 12.91      $ 12.08     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.07        0.11        0.09         0.08        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.89        1.41         1.09        2.02
                          Total From Investment Operations         1.34        2.00        1.50         1.17        2.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.07)      (0.07)       (0.07)          -
     Distributions from Realized Gains....................       (0.38)      (0.20)      (0.06)       (0.27)          -
                         Total Dividends and Distributions       (0.50)      (0.27)      (0.13)       (0.34)          -
Net Asset Value, End of Period                                  $ 16.85     $ 16.01     $ 14.28      $ 12.91     $ 12.08
Total Return..............................................     8.55%(d)      14.20%      11.68%        9.83%   20.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,193     $ 5,195       $ 183          $ 9       $ 121
     Ratio of Expenses to Average Net Assets..............     0.95%(e)       0.97%       0.98%        0.98%    0.98%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.85%(e)       0.76%       0.66%        0.63%    0.64%(e)
     Portfolio Turnover Rate..............................  96.8%(e),(f)      92.4%    86.7%(g)       106.2%   109.2%(e)


(a)  Six months ended April 30, 2007.
(b)  Period from December 30, 2002, date operations commenced, through October
     31, 2003.
(c)  Calculated based on average shares outstanding during the period.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(g) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

                                                           2007(     a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.27     $ 11.38      $ 9.31       $ 8.00      $ 6.51      $ 7.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.12        0.08         0.06        0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.02        3.25        2.25         1.27        1.45      (0.87)
                          Total From Investment Operations         2.06        3.37        2.33         1.33        1.52      (0.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.02)      (0.05)       (0.02)      (0.03)          -
     Distributions from Realized Gains....................       (1.27)      (0.46)      (0.21)           -           -           -
                         Total Dividends and Distributions       (1.40)      (0.48)      (0.26)       (0.02)      (0.03)          -
Net Asset Value, End of Period                                  $ 14.93     $ 14.27     $ 11.38       $ 9.31      $ 8.00      $ 6.51
Total Return..............................................  15.36%(  c)      30.56%      25.38%       16.59%      23.36%    (12.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 68,704    $ 44,461    $ 13,847      $ 8,156     $ 4,173     $ 3,304
     Ratio of Expenses to Average Net Assets..............  1.46%(   d)       1.46%       1.47%        1.46%       1.47%       1.47%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.47%(   e)    1.47%(e)    1.47%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.64%(d)       0.88%       0.79%        0.73%       0.95%       0.46%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%  202.7%( g)  160.2%(  h)  162.2%( i)       71.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.18     $ 11.30      $ 9.25       $ 7.96      $ 6.47      $ 7.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.09        0.07         0.05        0.04      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.00        3.25        2.23         1.24        1.47      (0.89)
                          Total From Investment Operations         2.03        3.34        2.30         1.29        1.51      (0.91)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -       (0.04)           -       (0.02)          -
     Distributions from Realized Gains....................       (1.27)      (0.46)      (0.21)           -           -           -
                         Total Dividends and Distributions       (1.37)      (0.46)      (0.25)           -       (0.02)          -
Net Asset Value, End of Period                                  $ 14.84     $ 14.18     $ 11.30       $ 9.25      $ 7.96      $ 6.47
Total Return..............................................    15.25%(c)      30.46%      25.31%       16.23%      23.30%    (12.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 29,503    $ 22,784     $ 9,270      $ 5,573     $ 3,060     $ 3,172
     Ratio of Expenses to Average Net Assets..............     1.64%(d)       1.64%       1.65%        1.64%       1.65%       1.65%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.65%(e)    1.65%(e)    1.65%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.42%(d)       0.67%       0.64%        0.53%       0.61%       0.38%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%   202.7%(g)    160.2%(h)   162.2%(i)       71.4%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.24     $ 11.37      $ 9.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.08        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.01        3.25        2.20
                          Total From Investment Operations         2.03        3.33        2.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)          -       (0.04)
     Distributions from Realized Gains....................       (1.27)      (0.46)      (0.21)
                         Total Dividends and Distributions       (1.35)      (0.46)      (0.25)
Net Asset Value, End of Period                                  $ 14.92     $ 14.24     $ 11.37
Total Return..............................................    15.17%(c)      30.17%      24.56%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,685     $ 3,787       $ 319
     Ratio of Expenses to Average Net Assets..............     1.77%(d)       1.77%       1.78%
     Ratio of Net Investment Income to Average Net Assets.     0.35%(d)       0.62%       0.51%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%   202.7%(g)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
DIVERSIFIED INTERNATIONAL FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.21     $ 11.32      $ 9.27       $ 7.98      $ 6.49      $ 7.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.09        0.06         0.03        0.02        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.00        3.26        2.24         1.26        1.47      (0.94)
                          Total From Investment Operations         2.04        3.35        2.30         1.29        1.49      (0.93)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -       (0.04)           -           -           -
     Distributions from Realized Gains....................       (1.27)      (0.46)      (0.21)           -           -           -
                         Total Dividends and Distributions       (1.38)      (0.46)      (0.25)           -           -           -
Net Asset Value, End of Period                                  $ 14.87     $ 14.21     $ 11.32       $ 9.27      $ 7.98      $ 6.49
Total Return(j)...........................................    15.29%(c)      30.50%      25.24%       16.17%      22.98%    (12.53)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 247,942   $ 192,920   $ 105,345     $ 63,380    $ 33,430    $ 10,104
     Ratio of Expenses to Average Net Assets..............     1.52%(d)       1.59%       1.69%        1.78%       2.05%       1.85%
     Ratio of Gross Expenses to Average Net Assets(k).....     1.56%(d)          -%          -%     1.79%(e)    2.15%(e)    1.85%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.55%(d)       0.69%       0.61%        0.37%       0.24%       0.03%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%   202.7%(g)    160.2%(h)   162.2%(i)       71.4%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.36     $ 11.45       $ 9.32      $ 8.01      $ 6.52      $ 7.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.18         0.14        0.11        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.98        3.28         2.25        1.26        1.50      (0.88)
                          Total From Investment Operations         2.09        3.46         2.39        1.37        1.56      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.09)       (0.05)      (0.06)      (0.07)      (0.08)
     Distributions from Realized Gains....................       (1.27)      (0.46)       (0.21)          -           -           -
                         Total Dividends and Distributions       (1.48)      (0.55)       (0.26)      (0.06)      (0.07)      (0.08)
Net Asset Value, End of Period                                  $ 14.97     $ 14.36      $ 11.45      $ 9.32      $ 8.01      $ 6.52
Total Return..............................................    15.57%(c)      31.29%       26.07%      17.24%      24.09%    (11.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 1,105,745    $ 44,939     $ 31,357    $ 15,831     $ 8,611    $ 20,504
     Ratio of Expenses to Average Net Assets..............     0.89%(d)       0.90%        0.90%       0.89%       0.90%       0.90%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%           -%    0.90%(e)    0.90%(e)    0.90%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.60%(d)       1.35%        1.37%       1.23%       0.91%       1.15%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%    202.7%(g)   160.2%(h)   162.2%(i)       71.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
DIVERSIFIED INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.34     $ 11.43      $ 9.32       $ 8.01      $ 6.51      $ 7.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.15        0.12         0.09        0.08      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.01        3.28        2.25         1.26        1.47      (0.85)
                          Total From Investment Operations         2.08        3.43        2.37         1.35        1.55      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.06)      (0.05)       (0.04)      (0.05)      (0.04)
     Distributions from Realized Gains....................       (1.27)      (0.46)      (0.21)           -           -           -
                         Total Dividends and Distributions       (1.44)      (0.52)      (0.26)       (0.04)      (0.05)      (0.04)
Net Asset Value, End of Period                                  $ 14.98     $ 14.34     $ 11.43       $ 9.32      $ 8.01      $ 6.51
Total Return..............................................    15.50%(c)      31.00%      25.82%       16.93%      23.90%    (11.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 80,708    $ 53,609    $ 20,799     $ 10,120     $ 7,169     $ 4,166
     Ratio of Expenses to Average Net Assets..............     1.15%(d)       1.15%       1.16%        1.15%       1.16%       1.16%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.16%(e)    1.16%(e)    1.16%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.96%(d)       1.12%       1.12%        0.99%       1.15%       0.75%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%   202.7%(g)    160.2%(h)   162.2%(i)       71.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
DIVERSIFIED INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.46     $ 11.52      $ 9.43       $ 8.08      $ 6.50      $ 7.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.15        0.11         0.09        0.08      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.01        3.29        2.24         1.29        1.54      (0.87)
                          Total From Investment Operations         2.08        3.44        2.35         1.38        1.62      (0.88)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.04)      (0.05)       (0.03)      (0.04)      (0.03)
     Distributions from Realized Gains....................       (1.27)      (0.46)      (0.21)           -           -           -
                         Total Dividends and Distributions       (1.42)      (0.50)      (0.26)       (0.03)      (0.04)      (0.03)
Net Asset Value, End of Period                                  $ 15.12     $ 14.46     $ 11.52       $ 9.43      $ 8.08      $ 6.50
Total Return..............................................    15.37%(c)      30.87%      25.28%       17.14%      25.01%    (11.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 30,693    $ 16,510       $ 772      $ 1,431        $ 60     $ 2,381
     Ratio of Expenses to Average Net Assets..............     1.27%(d)       1.27%       1.28%        1.28%       1.28%       1.28%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.28%(e)    1.28%(e)    1.28%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.91%(d)       1.11%       1.06%        1.03%       1.03%       0.76%
     Portfolio Turnover Rate..............................  109.0%(d),(f)    107.5%   202.7%(g)    160.2%(h)   162.2%(i)       71.4%


(a)  Six months ended April 30, 2007.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(g) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal
     International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.
(h) Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.
(i) Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisitions of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
(j)  Total return is calculated without the contingent deferred sales charge.
(k)  Excludes expense reimbursement from Manager and/or Underwriter.





                                                         2007(     a)         2006          2005        2004        2003        2002
                                                         ----                 ----          ----        ----        ----        ----
EQUITY INCOME FUND I
Institutional shares
Net Asset Value, Beginning of Period......................    $ 22.43      $ 20.07       $ 17.79     $ 15.45     $ 12.73     $ 14.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       0.22         0.40          0.48        0.35        0.38        0.45
     Net Realized and Unrealized Gain (Loss) on                  1.86
Investments...............................................                    3.00          2.24        2.33        2.72      (1.85)
                        Total From Investment Operations         2.08         3.40          2.72        2.68        3.10      (1.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     (0.18)       (0.41)        (0.44)      (0.34)      (0.38)      (0.40)
     Distributions from Realized Gains....................     (1.20)       (0.63)            -           -           -       (0.32)
                       Total Dividends and Distributions       (1.38)       (1.04)        (0.44)      (0.34)      (0.38)      (0.72)
Net Asset Value, End of Period                                $ 23.13      $ 22.43       $ 20.07     $ 17.79     $ 15.45     $ 12.73
Total Return............................................. 9.68%(   c)       17.53%        15.39%      17.51%      24.77%    (10.04)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............$ 2,020,573  $ 1,686,604   $ 1,294,804   $ 908,925   $ 529,665   $ 350,185
     Ratio of Expenses to Average Net Assets............. 0.52%(   d)        0.55%         0.58%       0.59%       0.61%       0.63%
     Ratio of Gross Expenses to Average Net Assets(e).....      -%(d)        0.55%         0.58%       0.59%       0.61%       0.63%
     Ratio of Net Investment Income to Average Net           2.01%(d)
Assets....................................................                   1.88%         2.45%       2.06%       2.77%       3.11%
     Portfolio Turnover Rate............................. 97.4%(d),(f)       81.0%         32.0%       20.0%       18.0%       16.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                                 ----         ----        ----         ----        ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.06     $ 10.33      $ 10.31     $ 10.55     $ 10.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.21        0.39        0.34         0.30        0.29        0.75
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02        0.03      (0.28)         0.09      (0.16)      (0.23)
                          Total From Investment Operations         0.23        0.42        0.06         0.39        0.13        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.40)      (0.33)       (0.37)      (0.37)      (0.49)
                         Total Dividends and Distributions       (0.22)      (0.40)      (0.33)       (0.37)      (0.37)      (0.49)
Net Asset Value, End of Period                                  $ 10.09     $ 10.08     $ 10.06      $ 10.33     $ 10.31     $ 10.55
Total Return..............................................  2.27%(   c)       4.27%       0.57%        3.89%       1.22%       5.09%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,349     $ 8,517     $ 5,266      $ 2,980     $ 1,101       $ 236
     Ratio of Expenses to Average Net Assets..............  0.97%(   d)       1.08%       0.99%        0.97%       0.97%       0.97%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.97%       0.97%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.18%(d)       3.95%       3.28%        2.90%       2.78%       4.77%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%  542.3%( f)        95.2%      219.5%       49.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.07     $ 10.06     $ 10.33      $ 10.31     $ 10.55     $ 10.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.20        0.37        0.32         0.28        0.28        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03        0.02      (0.28)         0.10      (0.17)      (0.01)
                          Total From Investment Operations         0.23        0.39        0.04         0.38        0.11        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.38)      (0.31)       (0.36)      (0.35)      (0.47)
                         Total Dividends and Distributions       (0.21)      (0.38)      (0.31)       (0.36)      (0.35)      (0.47)
Net Asset Value, End of Period                                  $ 10.09     $ 10.07     $ 10.06      $ 10.33     $ 10.31     $ 10.55
Total Return..............................................     2.28%(c)       3.98%       0.39%        3.71%       1.04%       5.00%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,589     $ 8,588     $ 7,427      $ 6,096     $ 4,020       $ 582
     Ratio of Expenses to Average Net Assets..............     1.15%(d)       1.26%       1.17%        1.15%       1.15%       1.15%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.15%       1.15%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.00%(d)       3.74%       3.09%        2.76%       2.60%       4.55%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%   542.3%(f)        95.2%      219.5%       49.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.12     $ 10.11     $ 10.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.20        0.37        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02        0.01      (0.26)
                          Total From Investment Operations         0.22        0.38        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.37)      (0.30)
                         Total Dividends and Distributions       (0.20)      (0.37)      (0.30)
Net Asset Value, End of Period                                  $ 10.14     $ 10.12     $ 10.11
Total Return..............................................     2.20%(c)       3.82%       0.45%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 759       $ 657       $ 177
     Ratio of Expenses to Average Net Assets..............     1.28%(d)       1.38%       1.31%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.     3.88%(d)       3.69%       3.01%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%   542.3%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.15     $ 10.13     $ 10.40      $ 10.37     $ 10.60     $ 10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.20        0.38        0.32         0.28        0.25        0.40
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03        0.02      (0.28)         0.09      (0.15)        0.10
                          Total From Investment Operations         0.23        0.40        0.04         0.37        0.10        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.38)      (0.31)       (0.34)      (0.33)      (0.45)
                         Total Dividends and Distributions       (0.21)      (0.38)      (0.31)       (0.34)      (0.33)      (0.45)
Net Asset Value, End of Period                                  $ 10.17     $ 10.15     $ 10.13      $ 10.40     $ 10.37     $ 10.60
Total Return(g)...........................................     2.25%(c)       4.05%       0.37%        3.59%       0.93%       4.87%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 104,391   $ 105,222   $ 108,545    $ 101,937    $ 89,856    $ 44,955
     Ratio of Expenses to Average Net Assets..............     1.11%(d)       1.26%       1.18%        1.18%       1.36%       1.35%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.15%       1.17%          N/A         N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(h).....     1.15%(d)       1.26%       1.18%        1.18%       1.36%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.03%(d)       3.74%       3.07%        2.74%       2.40%       4.02%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%   542.3%(f)        95.2%      219.5%       49.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.12     $ 10.10     $ 10.37      $ 10.35     $ 10.60     $ 10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.45        0.39         0.37        0.36        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02        0.03      (0.27)         0.08      (0.18)        0.09
                          Total From Investment Operations         0.26        0.48        0.12         0.45        0.18        0.59
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.46)      (0.39)       (0.43)      (0.43)      (0.54)
                         Total Dividends and Distributions       (0.25)      (0.46)      (0.39)       (0.43)      (0.43)      (0.54)
Net Asset Value, End of Period                                  $ 10.13     $ 10.12     $ 10.10      $ 10.37     $ 10.35     $ 10.60
Total Return..............................................     2.55%(c)       4.84%       1.14%        4.47%       1.70%       5.86%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10        $ 10        $ 10         $ 10        $ 10    $ 20,777
     Ratio of Expenses to Average Net Assets..............     0.41%(d)       0.53%       0.41%        0.40%       0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.40%       0.40%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.74%(d)       4.48%       3.84%        3.52%       3.45%       5.06%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%   542.3%(f)        95.2%      219.5%       49.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.10     $ 10.08     $ 10.35      $ 10.34     $ 10.57     $ 10.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.43        0.37         0.34        0.32        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02        0.02      (0.28)         0.08      (0.15)        0.09
                          Total From Investment Operations         0.25        0.45        0.09         0.42        0.17        0.57
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.43)      (0.36)       (0.41)      (0.40)      (0.52)
                         Total Dividends and Distributions       (0.23)      (0.43)      (0.36)       (0.41)      (0.40)      (0.52)
Net Asset Value, End of Period                                  $ 10.12     $ 10.10     $ 10.08      $ 10.35     $ 10.34     $ 10.57
Total Return..............................................     2.52%(c)       4.58%       0.87%        4.11%       1.63%       5.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 14,260    $ 13,126    $ 11,031      $ 7,084     $ 4,853     $ 1,599
     Ratio of Expenses to Average Net Assets..............     0.66%(d)       0.77%       0.68%        0.66%       0.66%       0.66%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.66%       0.66%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.49%(d)       4.24%       3.58%        3.26%       3.09%       4.96%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%   542.3%(f)        95.2%      219.5%       49.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.10     $ 10.08     $ 10.35      $ 10.33     $ 10.57     $ 10.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.41        0.36         0.32        0.30        1.18
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03        0.03      (0.28)         0.09      (0.15)      (0.62)
                          Total From Investment Operations         0.25        0.44        0.08         0.41        0.15        0.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.42)      (0.35)       (0.39)      (0.39)      (0.51)
                         Total Dividends and Distributions       (0.23)      (0.42)      (0.35)       (0.39)      (0.39)      (0.51)
Net Asset Value, End of Period                                  $ 10.12     $ 10.10     $ 10.08      $ 10.35     $ 10.33     $ 10.57
Total Return..............................................     2.46%(c)       4.46%       0.76%        4.08%       1.41%       5.48%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,804     $ 2,010     $ 2,046      $ 1,140       $ 745       $ 106
     Ratio of Expenses to Average Net Assets..............     0.78%(d)       0.89%       0.80%        0.78%       0.78%       0.77%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.78%       0.78%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.38%(d)       4.11%       3.48%        3.12%       3.00%       4.97%
     Portfolio Turnover Rate..............................    250.0%(d)      271.5%   542.3%(f)        95.2%      219.5%       49.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(f) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.






                                                               2007(a)        2006        2005         2004        2003        2002
                                                                ----          ----        ----         ----        ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.73     $ 10.53     $ 10.62      $ 10.55     $ 10.54     $ 10.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.43        0.33         0.30        0.39        0.49
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.04      (0.24)         0.18        0.02      (0.03)
                          Total From Investment Operations         0.23        0.47        0.09         0.48        0.41        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.38)      (0.26)      (0.12)       (0.33)      (0.40)      (0.48)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)       (0.08)          -       (0.09)
                         Total Dividends and Distributions       (0.38)      (0.27)      (0.18)       (0.41)      (0.40)      (0.57)
Net Asset Value, End of Period                                  $ 10.58     $ 10.73     $ 10.53      $ 10.62     $ 10.55     $ 10.54
Total Return..............................................  2.19%(   c)       4.57%       0.90%        4.68%       3.97%       4.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 51,944    $ 47,919    $ 39,642     $ 35,407       $ 818     $ 1,932
     Ratio of Expenses to Average Net Assets..............  0.97%(   d)       1.28%       1.23%        1.01%       0.97%       0.97%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.97%       0.97%        0.97%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.48%(d)       4.09%       3.15%        2.88%       3.73%       4.67%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%  177.4%( f)       152.5%       71.3%       60.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.70     $ 10.51     $ 10.61      $ 10.54     $ 10.54     $ 10.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.41        0.32         0.29        0.38        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.03      (0.24)         0.18        0.01      (0.04)
                          Total From Investment Operations         0.23        0.44        0.08         0.47        0.39        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.24)      (0.12)       (0.32)      (0.39)      (0.46)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)       (0.08)          -       (0.09)
                         Total Dividends and Distributions       (0.36)      (0.25)      (0.18)       (0.40)      (0.39)      (0.55)
Net Asset Value, End of Period                                  $ 10.57     $ 10.70     $ 10.51      $ 10.61     $ 10.54     $ 10.54
Total Return..............................................     2.20%(c)       4.29%       0.74%        4.50%       3.69%       4.43%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,600     $ 4,737     $ 5,503      $ 1,921       $ 802     $ 1,668
     Ratio of Expenses to Average Net Assets..............     1.15%(d)       1.46%       1.44%        1.19%       1.15%       1.15%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.15%       1.15%        1.15%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.30%(d)       3.91%       3.04%        2.78%       3.55%       4.51%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%   177.4%(f)       152.5%       71.3%       60.8%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.80     $ 10.60     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.41        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.03      (0.24)
                          Total From Investment Operations         0.21        0.44        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.23)      (0.11)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)
                         Total Dividends and Distributions       (0.34)      (0.24)      (0.17)
Net Asset Value, End of Period                                  $ 10.67     $ 10.80     $ 10.60
Total Return..............................................     2.04%(c)       4.20%       0.79%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 960       $ 681       $ 102
     Ratio of Expenses to Average Net Assets..............     1.28%(d)       1.54%       1.61%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.     4.19%(d)       3.88%       2.99%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%   177.4%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.79     $ 10.59     $ 10.68      $ 10.59     $ 10.58     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.42        0.33         0.28        0.35        0.43
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.04      (0.25)         0.18        0.02      (0.01)
                          Total From Investment Operations         0.22        0.46        0.08         0.46        0.37        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.37)      (0.25)      (0.11)       (0.29)      (0.36)      (0.44)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)       (0.08)          -       (0.09)
                         Total Dividends and Distributions       (0.37)      (0.26)      (0.17)       (0.37)      (0.36)      (0.53)
Net Asset Value, End of Period                                  $ 10.64     $ 10.79     $ 10.59      $ 10.68     $ 10.59     $ 10.58
Total Return(g)...........................................     2.08%(c)       4.46%       0.80%        4.42%       3.55%       4.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 35,111    $ 36,023    $ 36,958     $ 21,841    $ 17,476     $ 9,630
     Ratio of Expenses to Average Net Assets..............     1.14%(d)       1.35%       1.35%        1.30%       1.39%       1.35%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.18%       1.08%        1.26%         N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(h).....     1.17%(d)       1.49%       1.52%        1.30%       1.50%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.31%(d)       4.01%       3.08%        2.69%       3.31%       4.18%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%   177.4%(f)       152.5%       71.3%       60.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.86     $ 10.66     $ 10.71      $ 10.64     $ 10.62     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.27        0.50        0.41         0.38        0.46        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.03      (0.26)         0.16        0.02        0.02
                          Total From Investment Operations         0.26        0.53        0.15         0.54        0.48        0.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.44)      (0.32)      (0.14)       (0.39)      (0.46)      (0.54)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)       (0.08)          -       (0.09)
                         Total Dividends and Distributions       (0.44)      (0.33)      (0.20)       (0.47)      (0.46)      (0.63)
Net Asset Value, End of Period                                  $ 10.68     $ 10.86     $ 10.66      $ 10.71     $ 10.64     $ 10.62
Total Return..............................................     2.48%(c)       5.12%       1.46%        5.23%       4.62%       5.56%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 21,446    $ 13,377     $ 2,494         $ 10        $ 10        $ 10
     Ratio of Expenses to Average Net Assets..............     0.40%(d)       0.65%       0.72%        0.43%       0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.40%       0.40%        0.40%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     5.08%(d)       4.76%       3.90%        3.56%       4.32%       5.22%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%   177.4%(f)       152.5%       71.3%       60.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.77     $ 10.57     $ 10.64      $ 10.57     $ 10.56     $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.46        0.37         0.34        0.43        0.51
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.05      (0.25)         0.18        0.02      (0.02)
                          Total From Investment Operations         0.24        0.51        0.12         0.52        0.45        0.49
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.41)      (0.30)      (0.13)       (0.37)      (0.44)      (0.51)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)       (0.08)          -       (0.09)
                         Total Dividends and Distributions       (0.41)      (0.31)      (0.19)       (0.45)      (0.44)      (0.60)
Net Asset Value, End of Period                                  $ 10.60     $ 10.77     $ 10.57      $ 10.64     $ 10.57     $ 10.56
Total Return..............................................     2.31%(c)       4.89%       1.19%        4.99%       4.28%       4.93%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 45,778    $ 33,012    $ 25,333     $ 11,918     $ 6,339     $ 6,195
     Ratio of Expenses to Average Net Assets..............     0.66%(d)       0.96%       0.92%        0.70%       0.66%       0.66%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.66%       0.66%        0.66%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.82%(d)       4.41%       3.48%        3.27%       4.05%       4.90%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%   177.4%(f)       152.5%       71.3%       60.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.74     $ 10.54     $ 10.62      $ 10.55     $ 10.54     $ 10.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.45        0.37         0.33        0.41        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.04      (0.26)         0.17        0.02      (0.04)
                          Total From Investment Operations         0.25        0.49        0.11         0.50        0.43        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.28)      (0.13)       (0.35)      (0.42)      (0.50)
     Distributions from Realized Gains....................           -       (0.01)      (0.06)       (0.08)          -       (0.09)
                         Total Dividends and Distributions       (0.40)      (0.29)      (0.19)       (0.43)      (0.42)      (0.59)
Net Asset Value, End of Period                                  $ 10.59     $ 10.74     $ 10.54      $ 10.62     $ 10.55     $ 10.54
Total Return..............................................     2.39%(c)       4.76%       1.06%        4.88%       4.17%       4.81%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,218     $ 1,748       $ 881         $ 12        $ 11     $ 1,483
     Ratio of Expenses to Average Net Assets..............     0.78%(d)       1.06%       1.12%        0.81%       0.78%       0.77%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.78%       0.78%        0.78%         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.70%(d)       4.32%       3.55%        3.18%       3.92%       4.89%
     Portfolio Turnover Rate..............................    259.3%(d)      268.6%   177.4%(f)       152.5%       71.3%       60.8%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized. (
(d) Computed on an annualized basis.
(e) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(f) Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)        2006      2005(b)
                                                                 ----          ----        ----
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.61     $ 10.24     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.38        0.73        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.25        0.09      (0.30)
                          Total From Investment Operations         0.63        0.82        0.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.68)      (0.45)          -
                         Total Dividends and Distributions       (0.68)      (0.45)          -
Net Asset Value, End of Period                                  $ 10.56     $ 10.61     $ 10.24
Total Return..............................................  6.13%(   d)       8.27%    2.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 116,493    $ 95,691    $ 71,355
     Ratio of Expenses to Average Net Assets..............  0.65%(   e)       0.65%    0.65%(e)
     Ratio of Net Investment Income to Average Net Assets.     7.25%(e)       7.13%    6.29%(e)
     Portfolio Turnover Rate..............................     77.2%(e)      104.3%    93.2%(e)

(a) Six months ended April 30, 2007.
(b)  Period from December 29, 2004, date operations  commenced,  through October
     31, 2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.






                                                           2007(     a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
HIGH YIELD FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.78      $ 8.22      $ 8.27       $ 7.86      $ 6.62      $ 7.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............   0.31(   b)        0.64        0.58         0.60     0.63(b)        0.73
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.32        0.55      (0.03)         0.44        1.30      (0.72)
                          Total From Investment Operations         0.63        1.19        0.55         1.04        1.93        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.63)      (0.60)       (0.63)      (0.69)      (0.82)
     Distributions from Realized Gains....................       (0.18)          -           -            -           -           -
                         Total Dividends and Distributions       (0.54)      (0.63)      (0.60)       (0.63)      (0.69)      (0.82)
Net Asset Value, End of Period                                   $ 8.87      $ 8.78      $ 8.22       $ 8.27      $ 7.86      $ 6.62
Total Return..............................................  4.45%(   c)      15.01%       6.91%       13.75%      30.44%     (0.15)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 773,008       $ 571       $ 588        $ 526       $ 425       $ 245
     Ratio of Expenses to Average Net Assets..............  0.53%(   d)       0.57%       0.59%        0.61%       0.64%       0.68%
     Ratio of Gross Expenses to Average Net Assets(e).....        -%(d)       0.57%       0.59%        0.61%       0.64%       0.68%
     Ratio of Net Investment Income to Average Net Assets.     6.99%(d)       7.64%       7.09%        7.43%       8.57%      10.07%
     Portfolio Turnover Rate..............................     51.3%(d)       85.0%       94.0%        82.0%       61.0%       60.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares  outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.






                                                                 2007(a)      2006        2005         2004        2003        2002
                                                                  ----        ----        ----         ----        ----        ----
INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.11      $ 9.07      $ 9.48       $ 9.36      $ 9.03      $ 9.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............   0.25(   b)        0.51        0.49         0.50        0.55        0.64
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04        0.05      (0.38)         0.16        0.38      (0.29)
                          Total From Investment Operations         0.29        0.56        0.11         0.66        0.93        0.35
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.52)      (0.52)       (0.54)      (0.60)      (0.66)
                         Total Dividends and Distributions       (0.27)      (0.52)      (0.52)       (0.54)      (0.60)      (0.66)
Net Asset Value, End of Period............................       $ 9.13      $ 9.11      $ 9.07       $ 9.48      $ 9.36      $ 9.03
Total Return..............................................  3.17%(   c)       6.41%       1.13%        7.18%      10.51%       3.94%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 973,103   $ 963,326   $ 903,915    $ 834,726   $ 679,139   $ 487,376
     Ratio of Expenses to Average Net Assets..............  0.51%(   d)       0.52%       0.54%        0.55%       0.56%       0.56%
     Ratio of Gross Expenses to Average Net Assets(e).....        -%(d)       0.52%       0.54%        0.55%       0.56%       0.56%
     Ratio of Net Investment Income to Average Net Assets.     5.48%(d)       5.64%       5.20%        5.27%       5.80%       7.02%
     Portfolio Turnover Rate..............................     13.9%(d)       26.0%       20.0%        24.0%       33.0%       20.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares  outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.





                                                                 2007(a)        2006      2005(b)
                                                                  ----         ----        ----
INFLATION PROTECTION FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.55      $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.15        0.42        0.34
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.21)      (0.24)
                          Total From Investment Operations         0.15        0.21        0.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.45)      (0.30)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.16)      (0.46)      (0.30)
Net Asset Value, End of Period                                   $ 9.54      $ 9.55      $ 9.80
Total Return..............................................  1.61%(   d)       2.19%    1.01%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,200       $ 781        $ 26
     Ratio of Expenses to Average Net Assets..............  0.97%(   e)       2.07%    1.90%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       0.97%    0.97%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.11%(e)       4.37%    4.10%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
INFLATION PROTECTION FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.54      $ 9.79     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.13        0.39        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.19)      (0.23)
                          Total From Investment Operations         0.15        0.20        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.44)      (0.29)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.16)      (0.45)      (0.29)
Net Asset Value, End of Period                                   $ 9.53      $ 9.54      $ 9.79
Total Return..............................................     1.54%(d)       2.06%    0.79%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 643       $ 546        $ 12
     Ratio of Expenses to Average Net Assets..............     1.15%(e)       2.28%    1.98%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       1.15%    1.15%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.77%(e)       4.09%    3.73%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
INFLATION PROTECTION FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.55      $ 9.79     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.14        0.46        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)      (0.26)      (0.23)
                          Total From Investment Operations         0.13        0.20        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.43)      (0.28)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.15)      (0.44)      (0.28)
Net Asset Value, End of Period                                   $ 9.53      $ 9.55      $ 9.79
Total Return..............................................     1.38%(d)       2.07%    0.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 93        $ 41        $ 11
     Ratio of Expenses to Average Net Assets..............     1.28%(e)       2.47%    2.13%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       1.28%    1.28%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.95%(e)       4.77%    3.53%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
INFLATION PROTECTION FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.60      $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.13        0.53        0.46
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.23)      (0.32)
                          Total From Investment Operations         0.15        0.30        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.50)      (0.33)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.18)      (0.51)      (0.33)
Net Asset Value, End of Period                                   $ 9.57      $ 9.60      $ 9.81
Total Return(g)...........................................     1.59%(d)       3.08%    1.38%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,203     $ 5,650     $ 3,728
     Ratio of Expenses to Average Net Assets..............     1.15%(e)       1.21%    1.35%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       1.21%    0.33%(e)
     Ratio of Gross Expenses to Average Net Assets(h).....     1.56%(e)       2.81%    4.24%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.64%(e)       5.49%    5.46%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.57      $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.50        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.03)      (0.23)      (0.30)
                          Total From Investment Operations         0.18        0.27        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.50)      (0.34)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.19)      (0.51)      (0.34)
Net Asset Value, End of Period                                   $ 9.56      $ 9.57      $ 9.81
Total Return..............................................     1.85%(d)       2.77%    1.49%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 408,283   $ 110,930    $ 70,984
     Ratio of Expenses to Average Net Assets..............     0.40%(e)       1.53%    1.36%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       0.40%    0.40%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.44%(e)       5.22%    5.32%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
INFLATION PROTECTION FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.56      $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.47        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.02)      (0.23)      (0.19)
                          Total From Investment Operations         0.16        0.24        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.47)      (0.32)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.17)      (0.48)      (0.32)
Net Asset Value, End of Period                                   $ 9.55      $ 9.56      $ 9.80
Total Return..............................................     1.74%(d)       2.55%    1.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 245       $ 120        $ 73
     Ratio of Expenses to Average Net Assets..............     0.66%(e)       1.73%    1.69%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       0.66%    0.66%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.87%(e)       4.92%    3.67%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
INFLATION PROTECTION FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.55      $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.12        0.45        0.44
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.23)      (0.32)
                          Total From Investment Operations         0.16        0.22        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.46)      (0.32)
     Distributions from Realized Gains....................           -       (0.01)          -
                         Total Dividends and Distributions       (0.17)      (0.47)      (0.32)
Net Asset Value, End of Period                                   $ 9.54      $ 9.55      $ 9.80
Total Return..............................................     1.70%(d)       2.35%    1.14%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 240       $ 389        $ 76
     Ratio of Expenses to Average Net Assets..............     0.78%(e)       1.95%    1.83%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............          N/A       0.78%    0.78%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.52%(e)       4.73%    5.26%(e)
     Portfolio Turnover Rate..............................    116.3%(e)       51.4%    45.5%(e)

(a) Six months ended April 30, 2007.
(b)  Period from December 29, 2004, date operations  commenced,  through October
     31, 2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                 ----          ----        ----         ----        ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 24.42     $ 19.27     $ 15.09      $ 13.00      $ 8.74      $ 8.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.17        0.24         0.08        0.08          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         5.05        6.97        5.10         2.09        4.18        0.46
                          Total From Investment Operations         5.11        7.14        5.34         2.17        4.26        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.06)          -        (0.08)          -       (0.04)
     Distributions from Realized Gains....................       (1.75)      (1.93)      (1.16)           -           -           -
                         Total Dividends and Distributions       (1.85)      (1.99)      (1.16)       (0.08)          -       (0.04)
Net Asset Value, End of Period                                  $ 27.68     $ 24.42     $ 19.27      $ 15.09     $ 13.00      $ 8.74
Total Return..............................................  21.81%(  c)      39.64%      37.21%       16.80%      48.74%       5.53%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 13,210     $ 6,949     $ 2,932      $ 3,143     $ 2,484     $ 1,543
     Ratio of Expenses to Average Net Assets..............  1.76%(   d)       1.91%       1.92%        1.91%       1.92%       1.92%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.92%(   e)    1.92%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.45%(d)       0.74%       1.40%        0.59%       0.76%       0.10%
     Portfolio Turnover Rate..............................    101.1%(d)      134.0%  181.2%( f)       146.9%      144.7%      151.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 24.28     $ 19.17     $ 15.05      $ 12.96      $ 8.73      $ 8.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.12        0.21         0.06        0.06          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         5.02        6.94        5.07         2.09        4.17        0.45
                          Total From Investment Operations         5.05        7.06        5.28         2.15        4.23        0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)          -        (0.06)          -       (0.03)
     Distributions from Realized Gains....................       (1.75)      (1.93)      (1.16)           -           -           -
                         Total Dividends and Distributions       (1.80)      (1.95)      (1.16)       (0.06)          -       (0.03)
Net Asset Value, End of Period                                  $ 27.53     $ 24.28     $ 19.17      $ 15.05     $ 12.96      $ 8.73
Total Return..............................................    21.67%(c)      39.39%      36.90%       16.65%      48.45%       5.34%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,439     $ 3,981     $ 1,477      $ 1,928     $ 1,630     $ 1,093
     Ratio of Expenses to Average Net Assets..............     1.94%(d)       2.09%       2.10%        2.09%       2.10%       2.10%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     2.10%(e)    2.10%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.27%(d)       0.53%       1.21%        0.41%       0.59%       0.00%
     Portfolio Turnover Rate..............................    101.1%(d)      134.0%   181.2%(f)       146.9%      144.7%      151.0%


                                                               2007(a)        2006         2005
                                                               ----           ----         ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................     $ 24.43     $ 19.29      $ 15.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............        0.01        0.13         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        5.07        6.94         5.15
                          Total From Investment Operations        5.08        7.07         5.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)          -            -
     Distributions from Realized Gains....................      (1.75)      (1.93)       (1.16)
                         Total Dividends and Distributions      (1.77)      (1.93)       (1.16)
Net Asset Value, End of Period                                 $ 27.74     $ 24.43      $ 19.29
Total Return..............................................   21.63%(c)      39.14%    36.15%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 2,682     $ 1,642         $ 79
     Ratio of Expenses to Average Net Assets..............    2.07%(d)       2.22%     2.23%(d)
     Ratio of Net Investment Income to Average Net Assets.    0.10%(d)       0.57%     0.43%(d)
     Portfolio Turnover Rate..............................   101.1%(d)      134.0%  181.2%(d),(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 24.00     $ 18.95     $ 14.90      $ 12.82      $ 8.68      $ 8.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.14        0.17         0.01          -       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         4.98        6.85        5.04         2.07        4.14        0.45
                          Total From Investment Operations         5.02        6.99        5.21         2.08        4.14        0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.01)          -            -           -       (0.01)
     Distributions from Realized Gains....................       (1.75)      (1.93)      (1.16)           -           -           -
                         Total Dividends and Distributions       (1.82)      (1.94)      (1.16)           -           -       (0.01)
Net Asset Value, End of Period                                  $ 27.20     $ 24.00     $ 18.95      $ 14.90     $ 12.82      $ 8.68
Total Return(g)...........................................    21.79%(c)      39.45%      36.79%       16.26%      47.70%       5.17%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 189,966   $ 141,628    $ 68,971     $ 25,631     $ 8,956     $ 2,240
     Ratio of Expenses to Average Net Assets..............     1.81%(d)       2.04%       2.22%        2.39%       2.65%       2.30%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.85%(d)          -%          -%     2.40%(e)    3.31%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.32%(d)       0.62%       1.00%        0.10%       0.05%     (0.28)%
     Portfolio Turnover Rate..............................    101.1%(d)      134.0%   181.2%(f)       146.9%      144.7%      151.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 24.69     $ 19.46     $ 15.16      $ 13.06      $ 8.72      $ 8.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.17        0.24        0.28         0.16        0.03        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         5.06        7.09        5.18         2.10        4.31        0.42
                          Total From Investment Operations         5.23        7.33        5.46         2.26        4.34        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.17)          -        (0.16)          -       (0.10)
     Distributions from Realized Gains....................       (1.75)      (1.93)      (1.16)           -           -           -
                         Total Dividends and Distributions       (2.00)      (2.10)      (1.16)       (0.16)          -       (0.10)
Net Asset Value, End of Period                                  $ 27.92     $ 24.69     $ 19.46      $ 15.16     $ 13.06      $ 8.72
Total Return..............................................    22.13%(c)      40.45%      37.88%       17.46%      49.77%       6.03%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 519,624    $ 65,405     $ 1,507         $ 15        $ 13     $ 2,517
     Ratio of Expenses to Average Net Assets..............     1.19%(d)       1.34%       1.35%        1.34%       1.35%       1.35%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.35%(e)    1.35%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     1.28%(d)       1.01%       1.47%        1.16%       0.34%       0.73%
     Portfolio Turnover Rate..............................    101.1%(d)      134.0%   181.2%(f)       146.9%      144.7%      151.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 24.65     $ 19.43     $ 15.17      $ 13.07      $ 8.76      $ 8.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10        0.24        0.28         0.13        0.10        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         5.09        7.03        5.14         2.10        4.21        0.45
                          Total From Investment Operations         5.19        7.27        5.42         2.23        4.31        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.12)          -        (0.13)          -       (0.07)
     Distributions from Realized Gains....................       (1.75)      (1.93)      (1.16)           -           -           -
                         Total Dividends and Distributions       (1.93)      (2.05)      (1.16)       (0.13)          -       (0.07)
Net Asset Value, End of Period                                  $ 27.91     $ 24.65     $ 19.43      $ 15.17     $ 13.07      $ 8.76
Total Return..............................................    21.98%(c)      40.09%      37.57%       17.14%      49.20%       5.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 23,272    $ 12,766     $ 5,847      $ 3,430     $ 2,506     $ 1,102
     Ratio of Expenses to Average Net Assets..............     1.46%(d)       1.60%       1.61%        1.60%       1.61%       1.61%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.61%(e)    1.61%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.74%(d)       1.07%       1.62%        0.90%       1.01%       0.49%
     Portfolio Turnover Rate..............................    101.1%(d)      134.0%   181.2%(f)       146.9%      144.7%      151.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 24.61     $ 19.39     $ 15.16      $ 13.05      $ 8.76      $ 8.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.20        0.28         0.11        0.10        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         5.08        7.05        5.11         2.11        4.19        0.45
                          Total From Investment Operations         5.17        7.25        5.39         2.22        4.29        0.49
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.10)          -        (0.11)          -       (0.06)
     Distributions from Realized Gains....................       (1.75)      (1.93)      (1.16)           -           -           -
                         Total Dividends and Distributions       (1.90)      (2.03)      (1.16)       (0.11)          -       (0.06)
Net Asset Value, End of Period                                  $ 27.88     $ 24.61     $ 19.39      $ 15.16     $ 13.05      $ 8.76
Total Return..............................................    21.90%(c)      40.03%      37.39%       17.11%      48.97%       5.85%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,786     $ 2,150     $ 1,061      $ 1,896     $ 1,633     $ 1,095
     Ratio of Expenses to Average Net Assets..............     1.57%(d)       1.72%       1.73%        1.72%       1.73%       1.72%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.73%(e)    1.73%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.71%(d)       0.90%       1.61%        0.78%       0.96%       0.38%
     Portfolio Turnover Rate..............................    101.1%(d)      134.0%   181.2%(f)       146.9%      144.7%      151.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                 2007(a)      2006        2005         2004        2003        2002
                                                                  ----       ----        ----         ----        ----        ----
INTERNATIONAL GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.60     $ 11.68     $ 10.31       $ 8.58      $ 6.83      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.06        0.08         0.08        0.05        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.87        2.90        2.26         1.70        1.70      (0.70)
                          Total From Investment Operations         1.91        2.96        2.34         1.78        1.75      (0.68)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.05)      (0.10)       (0.05)          -       (0.04)
     Distributions from Realized Gains....................       (1.25)      (0.99)      (0.87)           -           -           -
                         Total Dividends and Distributions       (1.30)      (1.04)      (0.97)       (0.05)          -       (0.04)
Net Asset Value, End of Period                                  $ 14.21     $ 13.60     $ 11.68      $ 10.31      $ 8.58      $ 6.83
Total Return..............................................  15.03%(  c)      27.01%      24.03%       20.81%      25.62%     (9.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 34,521    $ 27,967    $ 10,090      $ 5,301     $ 2,591     $ 1,405
     Ratio of Expenses to Average Net Assets..............  1.55%(   d)       1.56%       1.57%        1.57%       1.57%       1.57%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%           -%  1.57%(  e)    1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.57%(d)       0.48%       0.70%        0.86%       0.65%       0.10%
     Portfolio Turnover Rate..............................    137.9%(d)      134.7%      139.5%       156.2%      135.3%       96.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.94     $ 11.16      $ 9.91       $ 8.25      $ 6.58      $ 7.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.03        0.06         0.06        0.05      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        2.77        2.15         1.64        1.62      (0.84)
                          Total From Investment Operations         1.80        2.80        2.21         1.70        1.67      (0.92)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.03)      (0.09)       (0.04)          -       (0.03)
     Distributions from Realized Gains....................       (1.25)      (0.99)      (0.87)           -           -           -
                         Total Dividends and Distributions       (1.28)      (1.02)      (0.96)       (0.04)          -       (0.03)
Net Asset Value, End of Period                                  $ 13.46     $ 12.94     $ 11.16       $ 9.91      $ 8.25      $ 6.58
Total Return..............................................    14.93%(c)      26.82%      23.76%       20.61%      25.38%    (12.32)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 15,803    $ 13,931     $ 9,357      $ 4,859       $ 568       $ 199
     Ratio of Expenses to Average Net Assets..............     1.73%(d)       1.74%       1.75%        1.75%       1.75%       1.74%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%           -%    1.75%(e)    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.36%(d)       0.26%       0.57%        0.60%       0.73%     (0.03)%
     Portfolio Turnover Rate..............................    137.9%(d)      134.7%      139.5%       156.2%      135.3%       96.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
INTERNATIONAL GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.18     $ 11.35     $ 10.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        2.82        2.22
                          Total From Investment Operations         1.83        2.83        2.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.01)      (0.09)
     Distributions from Realized Gains....................       (1.25)      (0.99)      (0.87)
                         Total Dividends and Distributions       (1.26)      (1.00)      (0.96)
Net Asset Value, End of Period                                  $ 13.75     $ 13.18     $ 11.35
Total Return..............................................    14.87%(c)      26.63%      23.16%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,063     $ 2,481       $ 177
     Ratio of Expenses to Average Net Assets..............     1.86%(d)       1.87%       1.88%
     Ratio of Net Investment Income to Average Net Assets.     0.27%(d)       0.11%     (0.17)%
     Portfolio Turnover Rate..............................    137.9%(d)      134.7%      139.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.00     $ 11.20      $ 9.95       $ 8.28      $ 6.62      $ 7.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.03        0.05         0.04        0.01        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        2.78        2.16         1.64        1.65      (0.97)
                          Total From Investment Operations         1.81        2.81        2.21         1.68        1.66      (0.93)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.02)      (0.09)       (0.01)          -       (0.01)
     Distributions from Realized Gains....................       (1.25)      (0.99)      (0.87)           -           -           -
                         Total Dividends and Distributions       (1.28)      (1.01)      (0.96)       (0.01)          -       (0.01)
Net Asset Value, End of Period                                  $ 13.53     $ 13.00     $ 11.20       $ 9.95      $ 8.28      $ 6.62
Total Return(f)...........................................    14.95%(c)      26.78%      23.63%       20.30%      25.08%    (12.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 75,914    $ 64,748    $ 44,266     $ 20,013     $ 8,079     $ 3,871
     Ratio of Expenses to Average Net Assets..............     1.65%(d)       1.72%       1.88%        2.00%       2.10%       1.95%
     Ratio of Gross Expenses to Average Net Assets(g).....     1.68%(d)       1.72%       1.88%        2.00%    2.65%(e)    1.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.46%(d)       0.27%       0.47%        0.43%       0.18%     (0.11)%
     Portfolio Turnover Rate..............................    137.9%(d)      134.7%      139.5%       156.2%      135.3%       96.9%


                                                               2007(a)         2006         2005        2004        2003        2002
                                                               ----            ----         ----        ----        ----        ----
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 13.30      $ 11.44      $ 10.07      $ 8.38      $ 6.63      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............        0.08         0.12         0.14        0.13        0.10      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.82         2.84         2.20        1.66        1.65      (0.86)
                         Total From Investment Operations         1.90         2.96         2.34        1.79        1.75      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.13)       (0.11)       (0.10)      (0.10)          -       (0.08)
     Distributions from Realized Gains....................      (1.25)       (0.99)       (0.87)          -           -           -
                        Total Dividends and Distributions       (1.38)       (1.10)       (0.97)      (0.10)          -       (0.08)
Net Asset Value, End of Period                                 $ 13.82      $ 13.30      $ 11.44     $ 10.07      $ 8.38      $ 6.63
Total Return..............................................   15.38%(c)       27.80%       24.71%      21.54%      26.40%    (11.58)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$ 1,669,286  $ 1,129,504    $ 644,994   $ 354,090   $ 208,785   $ 117,442
     Ratio of Expenses to Average Net Assets..............    0.98%(d)        0.99%        1.00%       1.00%       1.00%       0.99%
     Ratio of Gross Expenses to Average Net Assets........       -%(d)           -%           -%          -%    1.00%(e)    1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.19%(d)        0.99%        1.33%       1.42%       1.37%       0.93%
     Portfolio Turnover Rate..............................   137.9%(d)       134.7%       139.5%      156.2%      135.3%       96.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.18     $ 11.35     $ 10.02       $ 8.34      $ 6.61      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.09        0.11         0.10        0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        2.81        2.19         1.66        1.65      (0.90)
                          Total From Investment Operations         1.87        2.90        2.30         1.76        1.73      (0.88)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.08)      (0.10)       (0.08)          -       (0.06)
     Distributions from Realized Gains....................       (1.25)      (0.99)      (0.87)           -           -           -
                         Total Dividends and Distributions       (1.34)      (1.07)      (0.97)       (0.08)          -       (0.06)
Net Asset Value, End of Period                                  $ 13.71     $ 13.18     $ 11.35      $ 10.02      $ 8.34      $ 6.61
Total Return..............................................    15.29%(c)      27.41%      24.38%       21.21%      26.17%    (11.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 24,001    $ 17,420     $ 7,441      $ 1,848       $ 685       $ 623
     Ratio of Expenses to Average Net Assets..............     1.24%(d)       1.25%       1.26%        1.26%       1.26%       1.25%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%           -%    1.26%(e)    1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.91%(d)       0.74%       1.00%        1.12%       1.09%       0.43%
     Portfolio Turnover Rate..............................    137.9%(d)      134.7%      139.5%       156.2%      135.3%       96.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
INTERNATIONAL GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.14     $ 11.32     $ 10.00       $ 8.31      $ 6.60      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.07        0.12         0.09        0.08      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        2.81        2.17         1.67        1.63      (0.86)
                          Total From Investment Operations         1.85        2.88        2.29         1.76        1.71      (0.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.07)      (0.10)       (0.07)          -       (0.06)
     Distributions from Realized Gains....................       (1.25)      (0.99)      (0.87)           -           -           -
                         Total Dividends and Distributions       (1.33)      (1.06)      (0.97)       (0.07)          -       (0.06)
Net Asset Value, End of Period                                  $ 13.66     $ 13.14     $ 11.32      $ 10.00      $ 8.31      $ 6.60
Total Return..............................................    15.12%(c)      27.26%      24.31%       21.26%      25.91%    (11.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 22,240    $ 16,100     $ 9,188        $ 228       $ 106       $ 195
     Ratio of Expenses to Average Net Assets..............     1.36%(d)       1.37%       1.38%        1.38%       1.38%       1.36%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%           -%    1.38%(e)    1.37%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.78%(d)       0.59%       1.09%        0.92%       1.12%       0.35%
     Portfolio Turnover Rate..............................    137.9%(d)      134.7%      139.5%       156.2%      135.3%       96.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.






                                                                2007(a)        2006         2005        2004        2003        2002
                                                                 ----          ----         ----        ----        ----        ----
LARGECAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.07      $ 7.35       $ 6.34      $ 6.12      $ 5.16      $ 6.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.01       (0.01)      (0.01)      (0.01)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.61        0.71         1.05        0.23        0.97      (1.12)
                          Total From Investment Operations         0.62        0.72         1.04        0.22        0.96      (1.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -        (0.03)          -           -           -
     Distributions from Realized Gains....................       (0.10)          -            -           -           -           -
                         Total Dividends and Distributions       (0.11)          -        (0.03)          -           -           -
Net Asset Value, End of Period                                   $ 8.58      $ 8.07       $ 7.35      $ 6.34      $ 6.12      $ 5.16
Total Return..............................................  7.70%(   c)       9.80%       16.48%       3.59%  18.60%( d)    (18.10)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 44,056    $ 35,647      $ 7,878       $ 513       $ 753       $ 646
     Ratio of Expenses to Average Net Assets..............  1.15%(   e)       1.11%        1.12%       1.12%       1.12%       1.12%
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%           -%  1.12%(  f)    1.12%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.21%(e)       0.10%      (0.16)%     (0.21)%     (0.20)%     (0.29)%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%  169.0%(  h)       59.8%  59.2%(  i)       29.6%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
LARGECAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 7.72      $ 7.04       $ 6.09      $ 5.89      $ 5.15      $ 6.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)       (0.03)      (0.02)      (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.59        0.69         1.01        0.22        0.76      (1.11)
                          Total From Investment Operations         0.59        0.68         0.98        0.20        0.74      (1.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -        (0.03)          -           -           -
     Distributions from Realized Gains....................       (0.10)          -            -           -           -           -
                         Total Dividends and Distributions       (0.10)          -        (0.03)          -           -           -
Net Asset Value, End of Period                                   $ 8.21      $ 7.72       $ 7.04      $ 6.09      $ 5.89      $ 5.15
Total Return..............................................     7.68%(c)       9.66%       16.15%       3.40%      14.37%    (18.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 19,268    $ 16,878      $ 2,212        $ 72        $ 79       $ 644
     Ratio of Expenses to Average Net Assets..............     1.33%(e)       1.29%        1.30%       1.30%       1.30%       1.30%
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%           -%    1.30%(f)    1.30%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.05%(e)     (0.09)%      (0.40)%     (0.39)%     (0.40)%     (0.47)%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%    169.0%(h)       59.8%    59.2%(i)       29.6%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
LARGECAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 7.71      $ 7.04      $ 6.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.58        0.69        1.02
                          Total From Investment Operations         0.58        0.67        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)
     Distributions from Realized Gains....................       (0.10)          -           -
                         Total Dividends and Distributions       (0.10)          -       (0.03)
Net Asset Value, End of Period                                   $ 8.19      $ 7.71      $ 7.04
Total Return..............................................     7.56%(c)       9.52%      16.14%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 7,365     $ 5,792       $ 738
     Ratio of Expenses to Average Net Assets..............     1.46%(e)       1.42%       1.43%
     Ratio of Net Investment Income to Average Net Assets.   (0.09)%(e)     (0.23)%     (0.59)%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%   169.0%(h)


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 7.46      $ 6.81       $ 5.89      $ 5.72      $ 5.01      $ 6.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)       (0.01)      (0.04)      (0.04)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.56        0.66         0.96        0.21        0.75      (1.12)
                          Total From Investment Operations         0.56        0.65         0.95        0.17        0.71      (1.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -        (0.03)          -           -           -
     Distributions from Realized Gains....................       (0.10)          -            -           -           -           -
                         Total Dividends and Distributions       (0.10)          -        (0.03)          -           -           -
Net Asset Value, End of Period                                   $ 7.92      $ 7.46       $ 6.81      $ 5.89      $ 5.72      $ 5.01
Total Return(j)...........................................     7.55%(c)       9.54%       16.17%       2.97%      14.17%    (18.40)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 37,380    $ 34,561     $ 20,860    $ 15,898    $ 12,629     $ 5,092
     Ratio of Expenses to Average Net Assets..............     1.31%(e)       1.36%        1.48%       1.53%       1.64%       1.50%
     Ratio of Gross Expenses to Average Net Assets(k).....     1.34%(e)          -%           -%    1.53%(f)    1.92%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.07%(e)     (0.16)%      (0.21)%     (0.63)%     (0.72)%     (0.64)%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%    169.0%(h)       59.8%    59.2%(i)       29.6%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 7.83      $ 7.09       $ 6.09      $ 5.86      $ 5.09      $ 6.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.05         0.04        0.02        0.02      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.60        0.70         1.00        0.22        0.75      (1.05)
                          Total From Investment Operations         0.62        0.75         1.04        0.24        0.77      (1.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.01)       (0.04)      (0.01)          -           -
     Distributions from Realized Gains....................       (0.10)          -            -           -           -           -
                         Total Dividends and Distributions       (0.16)      (0.01)       (0.04)      (0.01)          -           -
Net Asset Value, End of Period                                   $ 8.29      $ 7.83       $ 7.09      $ 6.09      $ 5.86      $ 5.09
Total Return..............................................     7.94%(c)      10.57%       17.05%       4.05%      15.22%    (17.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 2,929,819   $ 487,805    $ 278,730   $ 121,840    $ 60,790    $ 23,787
     Ratio of Expenses to Average Net Assets..............     0.61%(e)       0.54%        0.55%       0.55%       0.55%       0.55%
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%           -%    0.55%(f)    0.55%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.60%(e)       0.65%        0.63%       0.34%       0.38%       0.34%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%    169.0%(h)       59.8%    59.2%(i)       29.6%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
LARGECAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 7.91      $ 7.17       $ 6.18      $ 5.95      $ 5.19      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.03         0.03        0.01        0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.59        0.71         0.99        0.22        0.75      (1.13)
                          Total From Investment Operations         0.61        0.74         1.02        0.23        0.76      (1.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -        (0.03)          -           -           -
     Distributions from Realized Gains....................       (0.10)          -            -           -           -           -
                         Total Dividends and Distributions       (0.13)          -        (0.03)          -           -           -
Net Asset Value, End of Period                                   $ 8.39      $ 7.91       $ 7.17      $ 6.18      $ 5.95      $ 5.19
Total Return..............................................     7.83%(c)      10.32%       16.61%       3.87%      14.64%    (17.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 76,892    $ 47,115      $ 3,503     $ 2,299     $ 1,638     $ 1,584
     Ratio of Expenses to Average Net Assets..............     0.85%(e)       0.80%        0.81%       0.81%       0.81%       0.81%
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%           -%    0.81%(f)    0.81%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.50%(e)       0.41%        0.50%       0.09%       0.10%       0.06%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%    169.0%(h)       59.8%    59.2%(i)       29.6%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
LARGECAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 8.01      $ 7.28       $ 6.27      $ 6.05      $ 5.18      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.02           -           -           -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.59        0.71         1.04        0.22        0.87      (1.12)
                          Total From Investment Operations         0.61        0.73         1.04        0.22        0.87      (1.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -        (0.03)          -           -           -
     Distributions from Realized Gains....................       (0.10)          -            -           -           -           -
                         Total Dividends and Distributions       (0.12)          -        (0.03)          -           -           -
Net Asset Value, End of Period                                   $ 8.50      $ 8.01       $ 7.28      $ 6.27      $ 6.05      $ 5.18
Total Return..............................................     7.72%(c)      10.03%       16.68%       3.64%  16.80%( l)    (17.91)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 20,108    $ 14,809      $ 3,811        $ 53        $ 32       $ 648
     Ratio of Expenses to Average Net Assets..............     0.96%(e)       0.92%        0.93%       0.93%       0.93%       0.92%
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%           -%    0.93%(f)    0.93%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.41%(e)       0.30%        0.02%     (0.04)%     (0.03)%     (0.10)%
     Portfolio Turnover Rate..............................  126.8%(e),(g)     93.5%    169.0%(h)       59.8%    59.2%(i)       29.6%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d)  During 2003, the Fund  processed a significant  (relative to the Class) "As
     Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(h) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.
(i) Portfolio turnover rate excludes approximately $2,976,000 of securiteis from the acquisition of Technology Fund and $875,000 from portfolio realignment.
(j) Total return is calculated without the contingent deferred sales charge.
(k) Excludes expense reimbursement from Manager and/or Underwriter.
(l) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.





                                                               2007(a)        2006        2005         2004        2003        2002
                                                               ----           ----        ----         ----        ----        ----
LARGECAP S&P 500 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.86      $ 8.66      $ 8.70       $ 8.06      $ 6.79      $ 8.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.11        0.12         0.08        0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.73        1.22        0.56         0.61        1.23      (1.30)
                          Total From Investment Operations         0.80        1.33        0.68         0.69        1.31      (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.09)      (0.13)       (0.05)      (0.04)      (0.04)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)           -           -           -
                         Total Dividends and Distributions       (0.14)      (0.13)      (0.72)       (0.05)      (0.04)      (0.04)
Net Asset Value, End of Period                                  $ 10.52      $ 9.86      $ 8.66       $ 8.70      $ 8.06      $ 6.79
Total Return..............................................  8.25%(   c)      15.45%       7.91%        8.58%      19.43%    (15.86)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 150,831   $ 129,817   $ 103,889     $ 91,855    $ 31,362     $ 6,563
     Ratio of Expenses to Average Net Assets..............  0.72%(   d)       0.72%       0.72%        0.72%       0.72%       0.72%
     Ratio of Net Investment Income to Average Net Assets.     1.34%(d)       1.25%       1.36%        0.95%       1.04%       0.97%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%  11.5%(  e)        67.3%        1.1%       67.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP S&P 500 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.84      $ 8.63      $ 8.69       $ 8.06      $ 6.77      $ 8.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.10        0.10         0.07        0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        1.22        0.56         0.59        1.26      (1.33)
                          Total From Investment Operations         0.78        1.32        0.66         0.66        1.32      (1.30)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.07)      (0.13)       (0.03)      (0.03)      (0.03)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)           -           -           -
                         Total Dividends and Distributions       (0.12)      (0.11)      (0.72)       (0.03)      (0.03)      (0.03)
Net Asset Value, End of Period                                  $ 10.50      $ 9.84      $ 8.63       $ 8.69      $ 8.06      $ 6.77
Total Return..............................................     8.06%(c)      15.41%       7.65%        8.26%      19.57%    (16.15)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 75,862    $ 70,430    $ 60,110     $ 50,014    $ 20,010     $ 2,099
     Ratio of Expenses to Average Net Assets..............     0.90%(d)       0.90%       0.90%        0.90%       0.90%       0.90%
     Ratio of Net Investment Income to Average Net Assets.     1.17%(d)       1.08%       1.17%        0.77%       0.85%       0.71%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%    11.5%(e)        67.3%        1.1%       67.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
LARGECAP S&P 500 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.80      $ 8.61      $ 8.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.08        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.73        1.21        0.58
                          Total From Investment Operations         0.78        1.29        0.64
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.06)      (0.12)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)
                         Total Dividends and Distributions       (0.11)      (0.10)      (0.71)
Net Asset Value, End of Period                                  $ 10.47      $ 9.80      $ 8.61
Total Return..............................................     8.06%(c)      15.07%       7.53%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,399     $ 7,086     $ 1,312
     Ratio of Expenses to Average Net Assets..............     1.03%(d)       1.03%       1.03%
     Ratio of Net Investment Income to Average Net Assets.     1.03%(d)       0.88%       0.66%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%    11.5%(e)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP S&P 500 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.76      $ 8.56      $ 8.62       $ 7.99      $ 6.72      $ 8.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.11        0.10         0.07        0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        1.21        0.56         0.58        1.24      (1.34)
                          Total From Investment Operations         0.78        1.32        0.66         0.65        1.29      (1.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.08)      (0.13)       (0.02)      (0.02)      (0.01)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)           -           -           -
                         Total Dividends and Distributions       (0.13)      (0.12)      (0.72)       (0.02)      (0.02)      (0.01)
Net Asset Value, End of Period                                  $ 10.41      $ 9.76      $ 8.56       $ 8.62      $ 7.99      $ 6.72
Total Return(f)...........................................     8.12%(c)      15.48%       7.72%        8.19%      19.19%    (16.31)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 403,700   $ 371,614   $ 309,862    $ 247,010   $ 154,666    $ 61,111
     Ratio of Expenses to Average Net Assets..............     0.77%(d)       0.82%       0.86%        0.90%       1.11%       1.10%
     Ratio of Gross Expenses to Average Net Assets(g).....     0.80%(d)          -%          -%        0.90%       1.13%          -%
     Ratio of Net Investment Income to Average Net Assets.     1.30%(d)       1.16%       1.20%        0.78%       0.66%       0.51%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%    11.5%(e)        67.3%        1.1%       67.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.88      $ 8.67      $ 8.67       $ 8.04      $ 6.76      $ 8.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.16        0.13         0.13        0.12        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        1.23        0.59         0.60        1.24      (1.35)
                          Total From Investment Operations         0.83        1.39        0.72         0.73        1.36      (1.24)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.14)      (0.13)       (0.10)      (0.08)      (0.09)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)           -           -           -
                         Total Dividends and Distributions       (0.20)      (0.18)      (0.72)       (0.10)      (0.08)      (0.09)
Net Asset Value, End of Period                                  $ 10.51      $ 9.88      $ 8.67       $ 8.67      $ 8.04      $ 6.76
Total Return..............................................     8.54%(c)      16.22%       8.48%        9.10%      20.35%    (15.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 68,532    $ 30,128     $ 4,270         $ 10   $ 114,300         $ 7
     Ratio of Expenses to Average Net Assets..............     0.15%(d)       0.15%       0.15%        0.15%       0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.     1.83%(d)       1.74%       1.65%        1.55%       1.54%       1.44%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%    11.5%(e)        67.3%        1.1%       67.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP S&P 500 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.96      $ 8.74      $ 8.75       $ 8.12      $ 6.83      $ 8.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.14        0.14         0.11        0.10        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        1.24        0.57         0.60        1.25      (1.30)
                          Total From Investment Operations         0.82        1.38        0.71         0.71        1.35      (1.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.12)      (0.13)       (0.08)      (0.06)      (0.07)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)           -           -           -
                         Total Dividends and Distributions       (0.17)      (0.16)      (0.72)       (0.08)      (0.06)      (0.07)
Net Asset Value, End of Period                                  $ 10.61      $ 9.96      $ 8.74       $ 8.75      $ 8.12      $ 6.83
Total Return..............................................     8.39%(c)      15.89%       8.25%        8.72%      19.97%    (15.31)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 220,429   $ 213,092   $ 156,818    $ 122,210    $ 83,580    $ 30,529
     Ratio of Expenses to Average Net Assets..............     0.41%(d)       0.41%       0.41%        0.41%       0.41%       0.41%
     Ratio of Net Investment Income to Average Net Assets.     1.66%(d)       1.56%       1.66%        1.26%       1.37%       1.22%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%    11.5%(e)        67.3%        1.1%       67.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP S&P 500 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.91      $ 8.69      $ 8.72       $ 8.08      $ 6.80      $ 8.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.13        0.13         0.10        0.10        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.73        1.23        0.56         0.61        1.24      (1.34)
                          Total From Investment Operations         0.81        1.36        0.69         0.71        1.34      (1.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.10)      (0.13)       (0.07)      (0.06)      (0.06)
     Distributions from Realized Gains....................       (0.03)      (0.04)      (0.59)           -           -           -
                         Total Dividends and Distributions       (0.16)      (0.14)      (0.72)       (0.07)      (0.06)      (0.06)
Net Asset Value, End of Period                                  $ 10.56      $ 9.91      $ 8.69       $ 8.72      $ 8.08      $ 6.80
Total Return..............................................     8.30%(c)      15.85%       8.03%        8.77%      19.78%    (15.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 58,850    $ 40,489    $ 16,902     $ 10,000     $ 3,245     $ 1,108
     Ratio of Expenses to Average Net Assets..............     0.53%(d)       0.53%       0.53%        0.53%       0.53%       0.52%
     Ratio of Net Investment Income to Average Net Assets.     1.51%(d)       1.41%       1.49%        1.13%       1.27%       1.07%
     Portfolio Turnover Rate..............................      5.1%(d)        3.7%    11.5%(e)        67.3%        1.1%       67.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)       2006        2005         2004        2003        2002
                                                                ----          ----        ----         ----        ----        ----
LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.02     $ 11.26     $ 10.65       $ 9.77      $ 8.23      $ 9.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.16        0.17         0.09        0.08        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.97        0.95         0.86        1.50      (0.91)
                          Total From Investment Operations         1.07        2.13        1.12         0.95        1.58      (0.82)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.08)      (0.13)       (0.07)      (0.04)      (0.05)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)           -           -           -
                         Total Dividends and Distributions       (0.75)      (0.37)      (0.51)       (0.07)      (0.04)      (0.05)
Net Asset Value, End of Period                                  $ 13.34     $ 13.02     $ 11.26      $ 10.65      $ 9.77      $ 8.23
Total Return..............................................  8.58%(   c)      19.39%      10.73%        9.71%      19.26%     (9.09)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,712     $ 2,910       $ 652        $ 911       $ 248     $ 1,030
     Ratio of Expenses to Average Net Assets..............  1.01%(   d)       1.02%       1.02%        1.02%       1.01%       1.02%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.02%(   e)    1.02%(e)    1.02%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.39%(d)       1.29%       1.48%        0.87%       1.03%       0.98%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%  181.1%( f)       228.4%      179.1%      128.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.03     $ 11.28     $ 10.67       $ 9.81      $ 8.22      $ 9.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.14        0.11         0.09        0.07        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.96        1.01         0.82        1.54      (0.92)
                          Total From Investment Operations         1.07        2.10        1.12         0.91        1.61      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.06)      (0.13)       (0.05)      (0.02)      (0.03)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)           -           -           -
                         Total Dividends and Distributions       (0.73)      (0.35)      (0.51)       (0.05)      (0.02)      (0.03)
Net Asset Value, End of Period                                  $ 13.37     $ 13.03     $ 11.28      $ 10.67      $ 9.81      $ 8.22
Total Return..............................................     8.53%(c)      19.05%      10.69%        9.26%      19.68%     (9.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,460     $ 4,962     $ 3,993      $ 1,388     $ 2,220     $ 2,033
     Ratio of Expenses to Average Net Assets..............     1.19%(d)       1.20%       1.20%        1.19%       1.20%       1.20%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.20%(e)    1.20%(e)    1.20%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.28%(d)       1.19%       0.97%        0.82%       0.84%       0.80%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%   181.1%(f)       228.4%      179.1%      128.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.02     $ 11.27     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.12        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.97        1.05
                          Total From Investment Operations         1.06        2.09        1.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.05)      (0.13)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)
                         Total Dividends and Distributions       (0.71)      (0.34)      (0.51)
Net Asset Value, End of Period                                  $ 13.37     $ 13.02     $ 11.27
Total Return..............................................     8.47%(c)      18.91%      10.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 783       $ 692       $ 217
     Ratio of Expenses to Average Net Assets..............     1.32%(d)       1.33%       1.33%
     Ratio of Net Investment Income to Average Net Assets.     1.08%(d)       0.99%       0.37%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%   181.1%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.94     $ 11.19     $ 10.61       $ 9.74      $ 8.22      $ 9.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.14        0.10         0.06        0.03        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.95        0.98         0.82        1.50      (0.89)
                          Total From Investment Operations         1.06        2.09        1.08         0.88        1.53      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.05)      (0.12)       (0.01)      (0.01)      (0.01)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)           -           -           -
                         Total Dividends and Distributions       (0.72)      (0.34)      (0.50)       (0.01)      (0.01)      (0.01)
Net Asset Value, End of Period                                  $ 13.28     $ 12.94     $ 11.19      $ 10.61      $ 9.74      $ 8.22
Total Return(g)...........................................     8.59%(c)      19.11%      10.45%        9.07%      18.60%     (9.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 59,294    $ 50,418    $ 28,185     $ 18,334    $ 10,876     $ 3,683
     Ratio of Expenses to Average Net Assets..............     1.11%(d)       1.21%       1.31%        1.35%       1.62%       1.40%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.15%(d)          -%          -%     1.36%(e)    1.91%(e)    1.40%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.30%(d)       1.14%       0.93%        0.62%       0.38%       0.59%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%   181.1%(f)       228.4%      179.1%      128.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.13     $ 11.36     $ 10.67       $ 9.82      $ 8.27      $ 9.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.13        0.23        0.20         0.16        0.14        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.98        1.00         0.81        1.50      (0.90)
                          Total From Investment Operations         1.12        2.21        1.20         0.97        1.64      (0.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.15)      (0.13)       (0.12)      (0.09)      (0.10)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)           -           -           -
                         Total Dividends and Distributions       (0.83)      (0.44)      (0.51)       (0.12)      (0.09)      (0.10)
Net Asset Value, End of Period                                  $ 13.42     $ 13.13     $ 11.36      $ 10.67      $ 9.82      $ 8.27
Total Return..............................................     8.90%(c)      19.99%      11.54%        9.97%      19.97%     (8.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 391,681   $ 354,854   $ 197,923     $ 97,881    $ 59,663    $ 27,086
     Ratio of Expenses to Average Net Assets..............     0.44%(d)       0.45%       0.45%        0.44%       0.45%       0.45%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.45%(e)    0.45%(e)    0.45%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.98%(d)       1.91%       1.77%        1.51%       1.59%       1.58%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%   181.1%(f)       228.4%      179.1%      128.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.12     $ 11.35     $ 10.69       $ 9.83      $ 8.26      $ 9.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.20        0.17         0.13        0.12        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.98        1.00         0.83        1.52      (0.81)
                          Total From Investment Operations         1.10        2.18        1.17         0.96        1.64      (0.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.12)      (0.13)       (0.10)      (0.07)      (0.08)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)           -           -           -
                         Total Dividends and Distributions       (0.79)      (0.41)      (0.51)       (0.10)      (0.07)      (0.08)
Net Asset Value, End of Period                                  $ 13.43     $ 13.12     $ 11.35      $ 10.69      $ 9.83      $ 8.26
Total Return..............................................     8.78%(c)      19.69%      11.20%        9.78%      19.93%     (8.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 13,594     $ 9,450     $ 5,810      $ 3,716     $ 3,282     $ 3,770
     Ratio of Expenses to Average Net Assets..............     0.70%(d)       0.71%       0.71%        0.70%       0.71%       0.71%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.71%(e)    0.71%(e)    0.71%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.68%(d)       1.65%       1.53%        1.27%       1.35%       1.25%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%   181.1%(f)       228.4%      179.1%      128.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.04     $ 11.28     $ 10.64       $ 9.79      $ 8.25      $ 9.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10        0.18        0.13         0.12        0.10        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.97        1.02         0.81        1.50      (0.91)
                          Total From Investment Operations         1.09        2.15        1.15         0.93        1.60      (0.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.10)      (0.13)       (0.08)      (0.06)      (0.07)
     Distributions from Realized Gains....................       (0.60)      (0.29)      (0.38)           -           -           -
                         Total Dividends and Distributions       (0.78)      (0.39)      (0.51)       (0.08)      (0.06)      (0.07)
Net Asset Value, End of Period                                  $ 13.35     $ 13.04     $ 11.28      $ 10.64      $ 9.79      $ 8.25
Total Return..............................................     8.70%(c)      19.57%      11.05%        9.58%      19.44%     (8.90)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,868     $ 1,278       $ 739         $ 15        $ 10     $ 1,031
     Ratio of Expenses to Average Net Assets..............     0.82%(d)       0.83%       0.83%        0.83%       0.82%       0.82%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.83%(e)    0.83%(e)    0.82%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.57%(d)       1.51%       1.15%        1.14%       1.24%       1.17%
     Portfolio Turnover Rate..............................     89.5%(d)       92.8%   181.1%(f)       228.4%      179.1%      128.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)       2006        2005         2004        2003        2002
                                                                ----          ----        ----         ----        ----        ----
MIDCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.83     $ 13.72     $ 12.90      $ 11.32      $ 9.04      $ 9.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)        0.01        0.08           -           -         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.75        1.81        1.64         1.68        2.32      (0.28)
                          Total From Investment Operations         1.74        1.82        1.72         1.68        2.32      (0.26)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)       (0.05)      (0.02)      (0.02)
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)       (0.05)          -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.02)          -
                         Total Dividends and Distributions       (1.42)      (0.71)      (0.90)       (0.10)      (0.04)      (0.02)
Net Asset Value, End of Period                                  $ 15.15     $ 14.83     $ 13.72      $ 12.90     $ 11.32      $ 9.04
Total Return..............................................  12.48%(  c)      13.72%      13.79%       14.83%      25.73%     (2.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,505     $ 6,374     $ 3,207      $ 3,084     $ 3,744     $ 2,131
     Ratio of Expenses to Average Net Assets..............  1.21%(   d)       1.21%       1.22%        1.22%       1.22%       1.22%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.22%(   e)    1.22%(e)    1.22%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.12)%(d)       0.07%       0.57%        0.28%       0.22%       0.34%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%  133.8%( f)  60.8%(   g)  35.3%(  h)       62.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.71     $ 13.64     $ 12.85      $ 11.30      $ 9.02      $ 9.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.01)        0.04           -           -         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.73        1.79        1.65         1.63        2.30      (0.28)
                          Total From Investment Operations         1.71        1.78        1.69         1.63        2.30      (0.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)       (0.03)      (0.01)      (0.01)
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)       (0.05)          -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.01)          -
                         Total Dividends and Distributions       (1.42)      (0.71)      (0.90)       (0.08)      (0.02)      (0.01)
Net Asset Value, End of Period                                  $ 15.00     $ 14.71     $ 13.64      $ 12.85     $ 11.30      $ 9.02
Total Return..............................................    12.36%(c)      13.49%      13.59%       14.39%      25.57%     (2.95)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,822     $ 2,631     $ 3,212        $ 934     $ 2,221     $ 1,138
     Ratio of Expenses to Average Net Assets..............     1.39%(d)       1.39%       1.40%        1.40%       1.40%       1.40%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.40%(e)    1.40%(e)    1.40%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.29)%(d)     (0.10)%       0.34%        0.28%       0.03%       0.11%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%   133.8%(f)     60.8%(g)    35.3%(h)       62.0%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
MIDCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.73     $ 13.68     $ 12.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.04)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.72        1.80        1.67
                          Total From Investment Operations         1.69        1.76        1.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)
                         Total Dividends and Distributions       (1.42)      (0.71)      (0.89)
Net Asset Value, End of Period                                  $ 15.00     $ 14.73     $ 13.68
Total Return..............................................    12.20%(c)      13.30%      13.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 802       $ 467       $ 278
     Ratio of Expenses to Average Net Assets..............     1.52%(d)       1.52%       1.53%
     Ratio of Net Investment Income to Average Net Assets.   (0.43)%(d)     (0.26)%       0.17%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%   133.8%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.58     $ 13.52     $ 12.75      $ 11.20      $ 8.95      $ 9.23
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.01)        0.05           -           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.71        1.78        1.61         1.61        2.25      (0.28)
                          Total From Investment Operations         1.70        1.77        1.66         1.61        2.25      (0.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)       (0.01)          -           -
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)       (0.05)          -           -
                         Total Dividends and Distributions       (1.42)      (0.71)      (0.89)       (0.06)          -           -
Net Asset Value, End of Period                                  $ 14.86     $ 14.58     $ 13.52      $ 12.75     $ 11.20      $ 8.95
Total Return(i)...........................................    12.40%(c)      13.54%      13.53%       14.32%      25.20%     (3.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 190,843   $ 157,731   $ 117,300     $ 75,490    $ 41,132    $ 13,260
     Ratio of Expenses to Average Net Assets..............     1.28%(d)       1.35%       1.43%        1.49%       1.68%       1.60%
     Ratio of Gross Expenses to Average Net Assets(j).....     1.32%(d)          -%          -%     1.49%(e)    1.78%(e)    1.60%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.19)%(d)     (0.07)%       0.35%        0.27%     (0.27)%       0.00%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%   133.8%(f)     60.8%(g)    35.3%(h)       62.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.92     $ 13.79     $ 12.90      $ 11.28      $ 9.01      $ 9.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.09        0.15         0.02        0.01        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.74        1.83        1.64         1.76        2.35      (0.28)
                          Total From Investment Operations         1.77        1.92        1.79         1.78        2.36      (0.20)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.08)      (0.03)       (0.11)      (0.04)      (0.08)
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)       (0.05)          -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.05)          -
                         Total Dividends and Distributions       (1.50)      (0.79)      (0.90)       (0.16)      (0.09)      (0.08)
Net Asset Value, End of Period                                  $ 15.19     $ 14.92     $ 13.79      $ 12.90     $ 11.28      $ 9.01
Total Return..............................................    12.70%(c)      14.43%      14.42%       15.89%      26.42%     (2.23)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 13        $ 13        $ 12         $ 11       $ 697         $ 9
     Ratio of Expenses to Average Net Assets..............     0.64%(d)       0.64%       0.65%        0.64%       0.65%       0.65%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.65%(e)    0.65%(e)    0.65%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.46%(d)       0.65%       1.15%        1.71%       0.69%       0.86%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%   133.8%(f)     60.8%(g)    35.3%(h)       62.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.90     $ 13.78     $ 12.92      $ 11.36      $ 9.07      $ 9.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.06        0.11         0.01          -         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.75        1.81        1.65         1.68        2.36      (0.28)
                          Total From Investment Operations         1.76        1.87        1.76         1.69        2.36      (0.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.04)      (0.03)       (0.08)      (0.03)      (0.05)
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)       (0.05)          -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.04)          -
                         Total Dividends and Distributions       (1.46)      (0.75)      (0.90)       (0.13)      (0.07)      (0.05)
Net Asset Value, End of Period                                  $ 15.20     $ 14.90     $ 13.78      $ 12.92     $ 11.36      $ 9.07
Total Return..............................................    12.61%(c)      14.06%      14.13%       14.95%      26.14%     (2.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 26,107    $ 20,033    $ 23,927      $ 5,514     $ 5,764     $ 1,374
     Ratio of Expenses to Average Net Assets..............     0.90%(d)       0.90%       0.91%        0.91%       0.91%       0.91%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.91%(e)    0.91%(e)    0.91%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.19%(d)       0.42%       0.84%        0.85%       0.50%       0.61%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%   133.8%(f)     60.8%(g)    35.3%(h)       62.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 15.02     $ 13.90     $ 13.04      $ 11.34      $ 9.05      $ 9.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -         0.03        0.10         0.01          -         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.77        1.82        1.66         1.81        2.34      (0.29)
                          Total From Investment Operations         1.77        1.85        1.76         1.82        2.34      (0.24)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)      (0.03)       (0.07)      (0.02)      (0.04)
     Distributions from Realized Gains....................       (1.42)      (0.71)      (0.87)       (0.05)          -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.03)          -
                         Total Dividends and Distributions       (1.44)      (0.73)      (0.90)       (0.12)      (0.05)      (0.04)
Net Asset Value, End of Period                                  $ 15.35     $ 15.02     $ 13.90      $ 13.04     $ 11.34      $ 9.05
Total Return..............................................    12.57%(c)      13.80%      13.98%  16.07%(  k)      26.05%     (2.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,769     $ 5,352     $ 2,992      $ 1,176     $ 2,096     $ 1,131
     Ratio of Expenses to Average Net Assets..............     1.02%(d)       1.02%       1.03%        1.03%       1.03%       1.02%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.03%(e)    1.03%(e)    1.02%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.07%(d)       0.23%       0.78%        1.13%       0.41%       0.49%
     Portfolio Turnover Rate..............................     25.9%(d)       43.4%   133.8%(f)     60.8%(g)    35.3%(h)       62.0%

(a) Six months  ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.
(g) Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.
(h) Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
(i) Total return is calculated without the contingent deferred sales charge.
(j) Excludes expense reimbursement from Manager and/or Underwriter.
(k) During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.






                                                                 2007(a)     2006        2005         2004        2003        2002
                                                                  ----       ----        ----         ----        ----        ----
MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 6.79      $ 6.38      $ 5.52       $ 5.38      $ 4.15      $ 5.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.05)      (0.05)       (0.04)      (0.04)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.46        0.91         0.18        1.27      (1.77)
                          Total From Investment Operations         0.67        0.41        0.86         0.14        1.23      (1.83)
Net Asset Value, End of Period                                   $ 7.46      $ 6.79      $ 6.38       $ 5.52      $ 5.38      $ 4.15
Total Return..............................................  9.87%(   c)       6.43%      15.58%        2.60%      29.64%    (30.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,071     $ 1,821       $ 555         $ 46        $ 21       $ 431
     Ratio of Expenses to Average Net Assets..............  1.22%(   d)       1.22%       1.22%        1.22%       1.16%       1.22%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.22%(   e)    1.22%(e)    1.22%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.57)%(d)     (0.72)%     (0.87)%      (0.74)%     (0.71)%     (0.85)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%       324.2%      290.7%      276.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 6.71      $ 6.32      $ 5.48       $ 5.35      $ 4.14      $ 5.97
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)      (0.06)       (0.05)      (0.05)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.45        0.90         0.18        1.26      (1.76)
                          Total From Investment Operations         0.66        0.39        0.84         0.13        1.21      (1.83)
Net Asset Value, End of Period                                   $ 7.37      $ 6.71      $ 6.32       $ 5.48      $ 5.35      $ 4.14
Total Return..............................................     9.84%(c)       6.17%      15.33%        2.43%      29.23%    (30.65)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,933     $ 1,992       $ 843        $ 689       $ 592       $ 450
     Ratio of Expenses to Average Net Assets..............     1.40%(d)       1.40%       1.40%        1.40%       1.40%       1.40%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.40%(e)    1.40%(e)    1.40%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.79)%(d)     (0.90)%     (1.03)%      (0.88)%     (0.95)%     (1.03)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%       324.2%      290.7%      276.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 6.56      $ 6.18      $ 5.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.07)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67        0.45        0.88
                          Total From Investment Operations         0.64        0.38        0.81
Net Asset Value, End of Period                                   $ 7.20      $ 6.56      $ 6.18
Total Return..............................................     9.76%(c)       6.15%      15.08%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 179       $ 120        $ 11
     Ratio of Expenses to Average Net Assets..............     1.53%(d)       1.53%       1.53%
     Ratio of Net Investment Income to Average Net Assets.   (0.93)%(d)     (1.05)%     (1.15)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 6.32      $ 5.95      $ 5.17       $ 5.06      $ 3.94      $ 5.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)      (0.07)       (0.06)      (0.06)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.65        0.43        0.85         0.17        1.18      (1.69)
                          Total From Investment Operations         0.62        0.37        0.78         0.11        1.12      (1.75)
Net Asset Value, End of Period                                   $ 6.94      $ 6.32      $ 5.95       $ 5.17      $ 5.06      $ 3.94
Total Return(f)...........................................     9.81%(c)       6.22%      15.09%        2.17%      28.43%    (30.76)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 21,491    $ 20,359    $ 18,341     $ 14,824    $ 10,116     $ 4,128
     Ratio of Expenses to Average Net Assets..............     1.45%(d)       1.48%       1.58%        1.65%       1.83%       1.64%
     Ratio of Gross Expenses to Average Net Assets(g).....     1.48%(d)          -%          -%     1.65%(e)    2.23%(e)    1.65%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.83)%(d)     (0.98)%     (1.21)%      (1.13)%     (1.38)%     (1.27)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%       324.2%      290.7%      276.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 6.68      $ 6.24      $ 5.37       $ 5.21      $ 4.00      $ 5.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)      (0.01)       (0.01)      (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.45        0.88         0.17        1.23      (1.71)
                          Total From Investment Operations         0.69        0.44        0.87         0.16        1.21      (1.72)
Net Asset Value, End of Period                                   $ 7.37      $ 6.68      $ 6.24       $ 5.37      $ 5.21      $ 4.00
Total Return..............................................    10.33%(c)       7.05%      16.20%        3.07%      30.25%    (30.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,868     $ 3,945        $ 11      $ 5,937     $ 5,861         $ 5
     Ratio of Expenses to Average Net Assets..............     0.65%(d)       0.65%       0.65%        0.65%       0.65%       0.65%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.65%(e)    0.65%(e)    0.65%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.02%(d)     (0.18)%     (0.18)%      (0.13)%     (0.39)%     (0.28)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%       324.2%      290.7%      276.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 6.91      $ 6.47      $ 5.59       $ 5.43      $ 4.18      $ 5.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.03)      (0.03)       (0.02)      (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        0.47        0.91         0.18        1.27      (1.77)
                          Total From Investment Operations         0.69        0.44        0.88         0.16        1.25      (1.81)
Net Asset Value, End of Period                                   $ 7.60      $ 6.91      $ 6.47       $ 5.59      $ 5.43      $ 4.18
Total Return..............................................     9.99%(c)       6.80%      15.74%        2.95%      29.90%    (30.22)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,515     $ 1,410       $ 166         $ 80        $ 19       $ 438
     Ratio of Expenses to Average Net Assets..............     0.91%(d)       0.91%       0.91%        0.91%       0.91%       0.91%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.91%(e)    0.91%(e)    0.91%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.29)%(d)     (0.42)%     (0.54)%      (0.42)%     (0.44)%     (0.54)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%       324.2%      290.7%      276.9%

                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 6.85      $ 6.43      $ 5.56       $ 5.41      $ 4.17      $ 5.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.04)      (0.04)       (0.03)      (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        0.46        0.91         0.18        1.27      (1.78)
                          Total From Investment Operations         0.69        0.42        0.87         0.15        1.24      (1.82)
Net Asset Value, End of Period                                   $ 7.54      $ 6.85      $ 6.43       $ 5.56      $ 5.41      $ 4.17
Total Return..............................................    10.07%(c)       6.53%      15.65%        2.77%      29.74%    (30.38)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 372       $ 347        $ 28         $ 24        $ 43       $ 432
     Ratio of Expenses to Average Net Assets..............     1.03%(d)       1.03%       1.03%        1.02%       1.01%       1.02%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.03%(e)    1.03%(e)    1.02%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.41)%(d)     (0.55)%     (0.69)%      (0.50)%     (0.54)%     (0.65)%
     Portfolio Turnover Rate..............................    155.1%(d)      146.1%      233.8%       324.2%      290.7%      276.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                 2007(a)      2006        2005         2004        2003        2002
                                                                 ----         ----        ----         ----        ----        ----
MIDCAP S&P 400 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.71     $ 13.64     $ 12.04      $ 11.08      $ 8.57      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.10        0.09         0.05        0.04        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.56        1.59        1.89         1.06        2.49      (0.58)
                          Total From Investment Operations         1.65        1.69        1.98         1.11        2.53      (0.55)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.07)      (0.05)       (0.03)      (0.02)      (0.03)
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)       (0.12)          -       (0.07)
                         Total Dividends and Distributions       (0.57)      (0.62)      (0.38)       (0.15)      (0.02)      (0.10)
Net Asset Value, End of Period                                  $ 15.79     $ 14.71     $ 13.64      $ 12.04     $ 11.08      $ 8.57
Total Return..............................................  11.51%(  c)      12.68%      16.65%       10.09%      29.63%     (6.08)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 40,538    $ 31,387    $ 16,978      $ 6,197     $ 2,145     $ 1,394
     Ratio of Expenses to Average Net Assets..............  0.72%(   d)       0.72%       0.72%        0.72%       0.72%       0.72%
     Ratio of Net Investment Income to Average Net Assets.     1.22%(d)       0.72%       0.61%        0.41%       0.47%       0.38%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%        55.9%       41.4%       48.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP S&P 400 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.66     $ 13.59     $ 12.02      $ 11.07      $ 8.57      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.08        0.06         0.03        0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.55        1.58        1.88         1.05        2.48      (0.58)
                          Total From Investment Operations         1.63        1.66        1.94         1.08        2.51      (0.56)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.04)      (0.04)       (0.01)      (0.01)      (0.02)
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)       (0.12)          -       (0.07)
                         Total Dividends and Distributions       (0.54)      (0.59)      (0.37)       (0.13)      (0.01)      (0.09)
Net Asset Value, End of Period                                  $ 15.75     $ 14.66     $ 13.59      $ 12.02     $ 11.07      $ 8.57
Total Return..............................................    11.41%(c)      12.53%      16.40%        9.82%      29.30%     (6.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 25,737    $ 24,315    $ 17,216      $ 9,549     $ 3,069     $ 1,348
     Ratio of Expenses to Average Net Assets..............     0.90%(d)       0.90%       0.90%        0.90%       0.90%       0.90%
     Ratio of Net Investment Income to Average Net Assets.     1.05%(d)       0.55%       0.42%        0.23%       0.28%       0.20%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%        55.9%       41.4%       48.5%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
MIDCAP S&P 400 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.47     $ 13.44     $ 11.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.54        1.54        1.89
                          Total From Investment Operations         1.61        1.60        1.91
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)      (0.04)
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)
                         Total Dividends and Distributions       (0.52)      (0.57)      (0.37)
Net Asset Value, End of Period                                  $ 15.56     $ 14.47     $ 13.44
Total Return..............................................    11.42%(c)      12.23%      16.30%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,091     $ 2,468       $ 326
     Ratio of Expenses to Average Net Assets..............     1.03%(d)       1.03%       1.03%
     Ratio of Net Investment Income to Average Net Assets.     0.88%(d)       0.40%       0.15%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP S&P 400 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.32     $ 13.29     $ 11.77      $ 10.84      $ 8.42      $ 9.07
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.08        0.04         0.01      (0.01)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.52        1.53        1.85         1.04        2.43      (0.58)
                          Total From Investment Operations         1.60        1.61        1.89         1.05        2.42      (0.58)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.03)      (0.04)           -           -           -
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)       (0.12)          -       (0.07)
                         Total Dividends and Distributions       (0.54)      (0.58)      (0.37)       (0.12)          -       (0.07)
Net Asset Value, End of Period                                  $ 15.38     $ 14.32     $ 13.29      $ 11.77     $ 10.84      $ 8.42
Total Return(e)...........................................    11.49%(c)      12.44%      16.31%        9.72%      28.74%     (6.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 40,955    $ 34,547    $ 27,806     $ 19,932    $ 13,620     $ 6,373
     Ratio of Expenses to Average Net Assets..............     0.85%(d)       0.91%       0.99%        1.04%       1.28%       1.10%
     Ratio of Gross Expenses to Average Net Assets(f).....     0.88%(d)          -%          -%        1.04%       1.48%          -%
     Ratio of Net Investment Income to Average Net Assets.     1.09%(d)       0.54%       0.35%        0.11%     (0.10)%       0.00%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%        55.9%       41.4%       48.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.59     $ 13.54     $ 11.90      $ 10.95      $ 8.48      $ 9.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.13        0.17        0.14         0.12        0.09        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.56        1.57        1.88         1.05        2.45      (0.58)
                          Total From Investment Operations         1.69        1.74        2.02         1.17        2.54      (0.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.14)      (0.05)       (0.10)      (0.07)      (0.09)
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)       (0.12)          -       (0.07)
                         Total Dividends and Distributions       (0.66)      (0.69)      (0.38)       (0.22)      (0.07)      (0.16)
Net Asset Value, End of Period                                  $ 15.62     $ 14.59     $ 13.54      $ 11.90     $ 10.95      $ 8.48
Total Return..............................................    11.92%(c)      13.27%      17.25%       10.74%      30.23%     (5.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 24,130    $ 12,591     $ 1,305         $ 12        $ 11         $ 8
     Ratio of Expenses to Average Net Assets..............     0.15%(d)       0.15%       0.15%        0.15%       0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.     1.74%(d)       1.22%       1.05%        1.01%       1.03%       0.95%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%        55.9%       41.4%       48.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP S&P 400 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.79     $ 13.72     $ 12.07      $ 11.11      $ 8.60      $ 9.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.15        0.13         0.09        0.07        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57        1.58        1.90         1.06        2.49      (0.55)
                          Total From Investment Operations         1.69        1.73        2.03         1.15        2.56      (0.51)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.11)      (0.05)       (0.07)      (0.05)      (0.07)
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)       (0.12)          -       (0.07)
                         Total Dividends and Distributions       (0.62)      (0.66)      (0.38)       (0.19)      (0.05)      (0.14)
Net Asset Value, End of Period                                  $ 15.86     $ 14.79     $ 13.72      $ 12.07     $ 11.11      $ 8.60
Total Return..............................................    11.73%(c)      12.96%      17.06%       10.39%      29.93%     (5.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 63,184    $ 49,931    $ 31,845     $ 21,076    $ 15,280     $ 7,173
     Ratio of Expenses to Average Net Assets..............     0.41%(d)       0.41%       0.41%        0.41%       0.41%       0.41%
     Ratio of Net Investment Income to Average Net Assets.     1.54%(d)       1.04%       0.93%        0.74%       0.77%       0.69%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%        55.9%       41.4%       48.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP S&P 400 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.74     $ 13.67     $ 12.05      $ 11.09      $ 8.59      $ 9.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10        0.13        0.11         0.07        0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        1.58        1.89         1.06        2.48      (0.59)
                          Total From Investment Operations         1.68        1.71        2.00         1.13        2.54      (0.53)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.09)      (0.05)       (0.05)      (0.04)      (0.06)
     Distributions from Realized Gains....................       (0.47)      (0.55)      (0.33)       (0.12)          -       (0.07)
                         Total Dividends and Distributions       (0.60)      (0.64)      (0.38)       (0.17)      (0.04)      (0.13)
Net Asset Value, End of Period                                  $ 15.82     $ 14.74     $ 13.67      $ 12.05     $ 11.09      $ 8.59
Total Return..............................................    11.71%(c)      12.87%      16.82%       10.29%      29.70%     (5.99)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 16,669    $ 10,981     $ 5,575      $ 2,565     $ 1,607     $ 1,087
     Ratio of Expenses to Average Net Assets..............     0.53%(d)       0.53%       0.53%        0.53%       0.53%       0.52%
     Ratio of Net Investment Income to Average Net Assets.     1.39%(d)       0.90%       0.81%        0.61%       0.67%       0.58%
     Portfolio Turnover Rate..............................     33.7%(d)       31.7%       52.1%        55.9%       41.4%       48.5%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                  2007(a)     2006        2005         2004        2003        2002
                                                                  ----        ---        ----         ----        ----        ----
MIDCAP STOCK FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 21.14     $ 19.47     $ 17.26      $ 15.50     $ 12.51     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14        0.17        0.30         0.08        0.06        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.35        3.04        2.59         1.78        2.97      (0.60)
                          Total From Investment Operations         2.49        3.21        2.89         1.86        3.03      (0.56)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.31)      (0.08)       (0.06)      (0.04)      (0.02)
     Distributions from Realized Gains....................       (0.97)      (1.23)      (0.60)       (0.04)          -       (0.50)
                         Total Dividends and Distributions       (1.13)      (1.54)      (0.68)       (0.10)      (0.04)      (0.52)
Net Asset Value, End of Period                                  $ 22.50     $ 21.14     $ 19.47      $ 17.26     $ 15.50     $ 12.51
Total Return..............................................  12.13%(  c)      17.41%      17.11%       12.02%      24.27%     (4.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 614,364   $ 725,604   $ 766,698    $ 616,052   $ 369,772   $ 231,409
     Ratio of Expenses to Average Net Assets..............  0.76%(   d)       0.78%       0.80%        0.80%       0.81%       0.83%
     Ratio of Gross Expenses to Average Net Assets(e).....        -%(d)       0.78%       0.80%        0.80%       0.81%       0.83%
     Ratio of Net Investment Income to Average Net Assets.     1.35%(d)       0.84%       1.64%        0.45%       0.42%       0.32%
     Portfolio Turnover Rate..............................     15.4%(d)       22.0%       28.0%        23.0%       28.0%       27.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.





                                                                 2007(a)     2006        2005         2004        2003        2002
                                                                  ----       ----        ----         ----        ----        ----
MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.31     $ 14.39     $ 12.92      $ 11.77      $ 9.73      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.11        0.07         0.05        0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.53        1.96        2.25         1.16        2.03        0.03
                          Total From Investment Operations         1.57        2.07        2.32         1.21        2.09        0.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.07)      (0.03)       (0.06)      (0.05)      (0.05)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)           -           -       (0.27)
                         Total Dividends and Distributions       (0.92)      (2.15)      (0.85)       (0.06)      (0.05)      (0.32)
Net Asset Value, End of Period                                  $ 14.96     $ 14.31     $ 14.39      $ 12.92     $ 11.77      $ 9.73
Total Return..............................................  11.38%(  c)      16.08%      18.65%       10.35%      21.64%       0.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,488       $ 786       $ 315      $ 1,587     $ 1,024     $ 1,223
     Ratio of Expenses to Average Net Assets..............  1.22%(   d)       1.22%       1.22%        1.16%       1.20%       1.21%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.23%(   e)    1.22%(e)    1.22%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.53%(d)       0.80%       0.51%        0.43%       0.58%       0.50%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%       225.4%      186.5%      172.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.34     $ 14.40     $ 12.96      $ 11.80      $ 9.72      $ 9.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.08        0.05         0.03        0.05        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.53        1.99        2.23         1.17        2.07        0.02
                          Total From Investment Operations         1.56        2.07        2.28         1.20        2.12        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.05)      (0.02)       (0.04)      (0.04)      (0.03)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)           -           -       (0.27)
                         Total Dividends and Distributions       (0.89)      (2.13)      (0.84)       (0.04)      (0.04)      (0.30)
Net Asset Value, End of Period                                  $ 15.01     $ 14.34     $ 14.40      $ 12.96     $ 11.80      $ 9.72
Total Return..............................................    11.27%(c)      15.99%      18.32%       10.20%      21.86%       0.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,596     $ 1,112       $ 438        $ 155        $ 89       $ 704
     Ratio of Expenses to Average Net Assets..............     1.40%(d)       1.40%       1.40%        1.34%       1.36%       1.39%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.41%(e)    1.40%(e)    1.40%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.39%(d)       0.59%       0.33%        0.24%       0.45%       0.32%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%       225.4%      186.5%      172.2%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.28     $ 14.34     $ 12.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.07        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.52        1.98        2.18
                          Total From Investment Operations         1.54        2.05        2.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.03)      (0.02)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)
                         Total Dividends and Distributions       (0.87)      (2.11)      (0.84)
Net Asset Value, End of Period                                  $ 14.95     $ 14.28     $ 14.34
Total Return..............................................    11.18%(c)      15.93%      17.84%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 135        $ 93        $ 49
     Ratio of Expenses to Average Net Assets..............     1.53%(d)       1.53%       1.53%
     Ratio of Net Investment Income to Average Net Assets.     0.26%(d)       0.50%       0.26%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.19     $ 14.26     $ 12.85      $ 11.68      $ 9.68      $ 9.91
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.10        0.05         0.02        0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.50        1.96        2.20         1.16        2.01        0.04
                          Total From Investment Operations         1.54        2.06        2.25         1.18        2.02        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.05)      (0.02)       (0.01)      (0.02)      (0.01)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)           -           -       (0.27)
                         Total Dividends and Distributions       (0.90)      (2.13)      (0.84)       (0.01)      (0.02)      (0.28)
Net Asset Value, End of Period                                  $ 14.83     $ 14.19     $ 14.26      $ 12.85     $ 11.68      $ 9.68
Total Return(f)...........................................    11.27%(c)      16.12%      18.24%       10.15%      20.88%       0.24%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 145,326   $ 129,753   $ 111,378     $ 77,354    $ 47,750    $ 20,879
     Ratio of Expenses to Average Net Assets..............     1.29%(d)       1.34%       1.41%        1.47%       1.70%       1.58%
     Ratio of Gross Expenses to Average Net Assets(g).....     1.32%(d)          -%          -%     1.48%(e)    1.77%(e)    1.60%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.51%(d)       0.71%       0.34%        0.12%       0.06%       0.13%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%       225.4%      186.5%      172.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.79     $ 14.79     $ 12.92      $ 11.77      $ 9.73      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.20        0.19         0.13        0.08        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.56        2.03        2.53         1.15        2.07        0.04
                          Total From Investment Operations         1.65        2.23        2.72         1.28        2.15        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.15)      (0.03)       (0.13)      (0.11)      (0.11)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)           -           -       (0.27)
                         Total Dividends and Distributions       (1.00)      (2.23)      (0.85)       (0.13)      (0.11)      (0.38)
Net Asset Value, End of Period                                  $ 15.44     $ 14.79     $ 14.79      $ 12.92     $ 11.77      $ 9.73
Total Return..............................................    11.63%(c)      16.83%  22.00%( h)       10.98%      22.33%       1.19%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10     $ 5,893     $ 5,054        $ 806        $ 92         $ 9
     Ratio of Expenses to Average Net Assets..............     0.65%(d)       0.65%       0.65%        0.59%       0.65%       0.64%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.67%(e)    0.65%(e)    0.65%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.18%(d)       1.40%       1.31%        1.03%       0.86%       1.08%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%       225.4%      186.5%      172.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.31     $ 14.38     $ 12.89      $ 11.74      $ 9.77     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.15        0.12         0.09        0.11        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.53        1.97        2.22         1.16        1.94      (0.04)
                          Total From Investment Operations         1.59        2.12        2.34         1.25        2.05        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.11)      (0.03)       (0.10)      (0.08)      (0.08)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)           -           -       (0.27)
                         Total Dividends and Distributions       (0.96)      (2.19)      (0.85)       (0.10)      (0.08)      (0.35)
Net Asset Value, End of Period                                  $ 14.94     $ 14.31     $ 14.38      $ 12.89     $ 11.74      $ 9.77
Total Return..............................................    11.58%(c)      16.51%      18.89%       10.72%      21.21%       0.92%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,465     $ 1,430       $ 995        $ 206        $ 95       $ 709
     Ratio of Expenses to Average Net Assets..............     0.91%(d)       0.91%       0.91%        0.86%       0.88%       0.90%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.92%(e)    0.91%(e)    0.91%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.88%(d)       1.13%       0.86%        0.72%       0.94%       0.81%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%       225.4%      186.5%      172.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.21     $ 14.30     $ 12.83      $ 11.69      $ 9.76      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.12        0.10         0.08        0.10        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.52        1.97        2.22         1.15        1.90        0.01
                          Total From Investment Operations         1.57        2.09        2.32         1.23        2.00        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.10)      (0.03)       (0.09)      (0.07)      (0.07)
     Distributions from Realized Gains....................       (0.82)      (2.08)      (0.82)           -           -       (0.27)
                         Total Dividends and Distributions       (0.95)      (2.18)      (0.85)       (0.09)      (0.07)      (0.34)
Net Asset Value, End of Period                                  $ 14.83     $ 14.21     $ 14.30      $ 12.83     $ 11.69      $ 9.76
Total Return..............................................    11.46%(c)      16.33%      18.80%       10.54%      20.68%       0.91%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,076     $ 1,357       $ 176         $ 45        $ 37       $ 708
     Ratio of Expenses to Average Net Assets..............     1.03%(d)       1.03%       1.03%        0.96%       0.99%       1.01%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.04%(e)    1.03%(e)    1.02%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.76%(d)       0.88%       0.72%        0.63%       0.85%       0.70%
     Portfolio Turnover Rate..............................     92.0%(d)      102.8%      167.8%       225.4%      186.5%      172.2%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized. (
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.
(h)  During 2005, the Class  experienced a significant  withdrawal of monies. As the remaining  shareholders  held  relatively  small  positions,  the total return amounts expressed herein are greater than those that would have been experienced  without the withdrawal.  In addition,  the Class experienced a
     reimbursement   from  the  Manager  relating  to  a  prior  period  expense adjustment.  The total  return  amounts  expressed  herein are greater than those that would have been experienced without the reimburesment.





                                                                 2007(a)      2006        2005         2004        2003        2002
                                                                  ----        ----        ----         ----        ----        ----
MONEY MARKET FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.02           -           -         0.01
                          Total From Investment Operations         0.02        0.04        0.02           -           -         0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)      (0.02)           -           -       (0.01)
                         Total Dividends and Distributions       (0.02)      (0.04)      (0.02)           -           -       (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................  2.22%(   c)       3.96%       1.99%        0.28%       0.32%       1.06%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 22,281    $ 15,280     $ 8,665      $ 7,413     $ 4,581     $ 2,070
     Ratio of Expenses to Average Net Assets..............  0.96%(   d)       0.97%       0.97%        0.97%       0.97%       0.97%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%           -%  0.97%(  e)          -%
     Ratio of Net Investment Income to Average Net Assets.     4.39%(d)       3.96%       1.98%        0.31%       0.29%       0.91%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MONEY MARKET FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.02           -           -         0.01
                          Total From Investment Operations         0.02        0.04        0.02           -           -         0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)      (0.02)           -           -       (0.01)
                         Total Dividends and Distributions       (0.02)      (0.04)      (0.02)           -           -       (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     2.09%(c)       3.77%       1.81%        0.13%       0.16%       0.88%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 14,764     $ 9,517     $ 9,180      $ 6,394     $ 5,494       $ 564
     Ratio of Expenses to Average Net Assets..............     1.14%(d)       1.15%       1.15%        1.12%       1.13%       1.15%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.15%(e)    1.15%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     4.21%(d)       3.66%       1.77%        0.15%       0.12%       0.88%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
MONEY MARKET FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.02
                          Total From Investment Operations         0.02        0.04        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)      (0.02)
                         Total Dividends and Distributions       (0.02)      (0.04)      (0.02)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     2.04%(c)       3.64%       1.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,578     $ 1,578     $ 8,627
     Ratio of Expenses to Average Net Assets..............     1.27%(d)       1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.     4.06%(d)       3.30%       2.43%


                                                              2007(a)         2006         2005         2004        2003        2002
                                                              ----            ----         ----         ----        ----        ----
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period......................     $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       0.02         0.04         0.02           -           -         0.01
                         Total From Investment Operations        0.02         0.04         0.02           -           -         0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     (0.02)       (0.04)       (0.02)           -           -       (0.01)
                        Total Dividends and Distributions      (0.02)       (0.04)       (0.02)           -           -       (0.01)
Net Asset Value, End of Period                                 $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return(f)...........................................   2.14%(c)        3.82%        1.79%        0.08%       0.06%       0.68%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 165,882    $ 157,486    $ 143,460    $ 132,551    $ 95,332    $ 36,795
     Ratio of Expenses to Average Net Assets..............   1.03%(d)        1.11%        1.15%        1.17%       1.21%       1.35%
     Ratio of Gross Expenses to Average Net Assets(g).....      -%(d)        1.11%        1.15%        1.43%       1.54%          -%
     Ratio of Net Investment Income to Average Net Assets.   4.32%(d)        3.76%        1.78%        0.09%       0.04%       0.59%


                                                               2007(a)         2006        2005         2004        2003        2002
                                                               ----            ----        ----         ----        ----        ----
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............        0.02         0.04        0.03         0.01        0.01        0.02
                          Total From Investment Operations        0.02         0.04        0.03         0.01        0.01        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)       (0.04)      (0.03)       (0.01)      (0.01)      (0.02)
                         Total Dividends and Distributions      (0.02)       (0.04)      (0.03)       (0.01)      (0.01)      (0.02)
Net Asset Value, End of Period                                  $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................    2.46%(c)        4.55%       2.56%        0.85%       0.89%       1.64%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............  $ 222,715     $ 26,403   $ 140,592     $ 56,277    $ 23,684     $ 1,522
     Ratio of Expenses to Average Net Assets..............    0.39%(d)        0.40%       0.40%        0.40%       0.40%       0.40%
     Ratio of Net Investment Income to Average Net Assets.    4.95%(d)        4.11%       2.67%        0.89%       0.78%       1.53%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MONEY MARKET FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.02         0.01        0.01        0.01
                          Total From Investment Operations         0.02        0.04        0.02         0.01        0.01        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)      (0.02)       (0.01)      (0.01)      (0.01)
                         Total Dividends and Distributions       (0.02)      (0.04)      (0.02)       (0.01)      (0.01)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     2.35%(c)       4.28%       2.30%        0.59%       0.64%       1.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 82,482    $ 41,532    $ 30,291     $ 14,599     $ 8,431     $ 1,949
     Ratio of Expenses to Average Net Assets..............     0.65%(d)       0.66%       0.66%        0.66%       0.66%       0.66%
     Ratio of Net Investment Income to Average Net Assets.     4.70%(d)       4.25%       2.30%        0.61%       0.55%       1.39%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MONEY MARKET FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.02         0.01        0.01        0.01
                          Total From Investment Operations         0.02        0.04        0.02         0.01        0.01        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)      (0.02)       (0.01)      (0.01)      (0.01)
                         Total Dividends and Distributions       (0.02)      (0.04)      (0.02)       (0.01)      (0.01)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     2.30%(c)       4.16%       2.17%        0.46%       0.49%       1.26%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,305     $ 6,614     $ 3,495      $ 1,484        $ 10        $ 10
     Ratio of Expenses to Average Net Assets..............     0.77%(d)       0.78%       0.78%        0.78%       0.63%       0.77%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%           -%    0.78%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     4.58%(d)       4.23%       2.28%        0.49%       0.37%       1.25%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without the Manager's voluntary expense limit.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                             2007(a)        2006          2005         2004        2003        2002
                                                               ----         ----          ----         ----        ----        ----
MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................   $ 10.55      $ 10.53       $ 10.88      $ 10.89     $ 11.19     $ 11.20
Income from Investment Operations:
     Net Investment Income (Operating Loss).............  0.26(   b)         0.49       0.45(b)      0.44(b)     0.44(b)        0.58
     Net Realized and Unrealized Gain (Loss) on                 0.01
Investments...............................................                   0.05        (0.30)         0.05      (0.19)        0.04
                       Total From Investment Operations         0.27         0.54          0.15         0.49        0.25        0.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................    (0.26)       (0.52)        (0.50)       (0.50)      (0.55)      (0.63)
                      Total Dividends and Distributions       (0.26)       (0.52)        (0.50)       (0.50)      (0.55)      (0.63)
Net Asset Value, End of Period............................   $ 10.56      $ 10.55       $ 10.53      $ 10.88     $ 10.89     $ 11.19
Total Return............................................ 2.59%(   c)        5.25%         1.41%        4.65%       2.32%       5.77%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)...........$ 1,506,538  $ 1,521,330   $ 1,642,617  $ 1,260,104   $ 658,676   $ 365,912
     Ratio of Expenses to Average Net Assets............ 0.51%(   d)        0.52%         0.54%        0.55%       0.57%       0.58%
     Ratio of Gross Expenses to Average Net Assets(e).....     -%(d)        0.52%         0.54%        0.55%       0.57%       0.58%
     Ratio of Net Investment Income to Average Net          4.88%(d)
Assets....................................................                  4.64%         4.22%        4.02%       3.95%       5.29%
     Portfolio Turnover Rate..............................  17.7%(d)        13.0%         34.0%        30.0%       62.0%       48.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.





                                                                 2007(a)      2006       2005(b)
                                                                   ----        ----        ----
PARTNERS GLOBAL EQUITY FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 10.21     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.04        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.07        1.88        0.17
                          Total From Investment Operations         1.09        1.92        0.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.01)          -
     Distributions from Realized Gains....................       (0.38)          -           -
                         Total Dividends and Distributions       (0.39)      (0.01)          -
Net Asset Value, End of Period                                  $ 12.82     $ 12.12     $ 10.21
Total Return..............................................  9.19%(   d)      18.78%    2.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,729     $ 1,485        $ 10
     Ratio of Expenses to Average Net Assets..............  1.52%(   e)       1.52%    1.52%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.38%(e)       0.36%    0.53%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       61.2%    37.1%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS GLOBAL EQUITY FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 10.23     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        1.88        0.21
                          Total From Investment Operations         1.09        1.90        0.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)          -           -
                         Total Dividends and Distributions       (0.38)          -           -
Net Asset Value, End of Period                                  $ 12.84     $ 12.13     $ 10.23
Total Return..............................................     9.18%(d)      18.57%    2.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,743     $ 1,498        $ 40
     Ratio of Expenses to Average Net Assets..............     1.70%(e)       1.70%    1.70%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.19%(e)       0.20%    0.24%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       61.2%    37.1%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS GLOBAL EQUITY FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 10.19     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -         0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.07        1.87        0.18
                          Total From Investment Operations         1.07        1.88        0.19
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)          -           -
                         Total Dividends and Distributions       (0.38)          -           -
Net Asset Value, End of Period                                  $ 12.76     $ 12.07     $ 10.19
Total Return..............................................     9.05%(d)      18.45%    1.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 528       $ 317        $ 22
     Ratio of Expenses to Average Net Assets..............     1.83%(e)       1.83%    1.83%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.05%(e)       0.10%    0.16%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       61.2%    37.1%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS GLOBAL EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.16     $ 10.25     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.12        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        1.86        0.18
                          Total From Investment Operations         1.14        1.98        0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.07)          -
     Distributions from Realized Gains....................       (0.38)          -           -
                         Total Dividends and Distributions       (0.46)      (0.07)          -
Net Asset Value, End of Period                                  $ 12.84     $ 12.16     $ 10.25
Total Return..............................................     9.62%(d)      19.39%    2.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 29,793    $ 20,145    $ 11,184
     Ratio of Expenses to Average Net Assets..............     0.95%(e)       0.95%    0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.90%(e)       1.02%    1.10%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       61.2%    37.1%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS GLOBAL EQUITY FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 10.23     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.10        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        1.84        0.17
                          Total From Investment Operations         1.11        1.94        0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.04)          -
     Distributions from Realized Gains....................       (0.38)          -           -
                         Total Dividends and Distributions       (0.43)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.81     $ 12.13     $ 10.23
Total Return..............................................     9.36%(d)      19.02%    2.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 26       $ 250        $ 10
     Ratio of Expenses to Average Net Assets..............     1.21%(e)       1.21%    1.21%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.44%(e)       0.85%    0.85%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       61.2%    37.1%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS GLOBAL EQUITY FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 10.22     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.05          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.06        1.89        0.22
                          Total From Investment Operations         1.10        1.94        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.03)          -
     Distributions from Realized Gains....................       (0.38)          -           -
                         Total Dividends and Distributions       (0.41)      (0.03)          -
Net Asset Value, End of Period                                  $ 12.82     $ 12.13     $ 10.22
Total Return..............................................     9.31%(d)      18.99%    2.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,553     $ 1,585       $ 834
     Ratio of Expenses to Average Net Assets..............     1.33%(e)       1.33%    1.33%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.57%(e)       0.48%    0.07%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       61.2%    37.1%(e)

(a) Six months ended April 30, 2007.
(b) Period from March 1, 2005,  date operations  commenced,  through October 31,
    2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized. (
(e) Computed on an annualized basis.






                                                           2007(     a)        2006        2005 2004(     b)
                                                           ----                ----        ---- ----
PARTNERS INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.34     $ 12.65     $ 10.87      $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.11        0.11       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.27        3.02        1.80         0.56
                          Total From Investment Operations         2.33        3.13        1.91         0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.03)      (0.04)           -
     Distributions from Realized Gains....................       (0.92)      (0.41)      (0.09)           -
                         Total Dividends and Distributions       (1.00)      (0.44)      (0.13)           -
Net Asset Value, End of Period                                  $ 16.67     $ 15.34     $ 12.65      $ 10.87
Total Return..............................................  15.88%(  d)      25.45%      17.66%     5.13%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 20,385    $ 16,367     $ 7,195         $ 89
     Ratio of Expenses to Average Net Assets..............  1.65%(   e)       1.66%       1.67%     1.65%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.67%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.74%(e)       0.77%       0.92%   (0.74)%(e)
     Portfolio Turnover Rate..............................     93.7%(e)       66.1%       60.1%     78.8%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 15.31     $ 12.62     $ 10.86      $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.08        0.08       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.27        3.02        1.81         0.57
                          Total From Investment Operations         2.31        3.10        1.89         0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -       (0.04)           -
     Distributions from Realized Gains....................       (0.92)      (0.41)      (0.09)           -
                         Total Dividends and Distributions       (0.97)      (0.41)      (0.13)           -
Net Asset Value, End of Period                                  $ 16.65     $ 15.31     $ 12.62      $ 10.86
Total Return..............................................    15.76%(d)      25.28%      17.47%     5.03%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 16,564    $ 15,001     $ 7,835      $ 1,715
     Ratio of Expenses to Average Net Assets..............     1.83%(e)       1.84%       1.85%     1.83%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.85%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.50%(e)       0.55%       0.63%   (1.21)%(e)
     Portfolio Turnover Rate..............................     93.7%(e)       66.1%       60.1%     78.8%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 15.34     $ 12.66     $ 10.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.06        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.27        3.03        1.82
                          Total From Investment Operations         2.30        3.09        1.83
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -       (0.04)
     Distributions from Realized Gains....................       (0.92)      (0.41)      (0.09)
                         Total Dividends and Distributions       (0.95)      (0.41)      (0.13)
Net Asset Value, End of Period                                  $ 16.69     $ 15.34     $ 12.66
Total Return..............................................    15.64%(d)      25.09%      16.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,854     $ 2,041       $ 339
     Ratio of Expenses to Average Net Assets..............     1.96%(e)       1.97%       1.98%
     Ratio of Net Investment Income to Average Net Assets.     0.44%(e)       0.45%       0.11%
     Portfolio Turnover Rate..............................     93.7%(e)       66.1%       60.1%


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.46     $ 12.74     $ 10.89      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.11        0.18        0.17         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.28        3.05        1.82         0.83
                          Total From Investment Operations         2.39        3.23        1.99         0.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.10)      (0.05)           -
     Distributions from Realized Gains....................       (0.92)      (0.41)      (0.09)           -
                         Total Dividends and Distributions       (1.09)      (0.51)      (0.14)           -
Net Asset Value, End of Period                                  $ 16.76     $ 15.46     $ 12.74      $ 10.89
Total Return..............................................    16.21%(d)      26.22%      18.33%     8.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 1,530,075   $ 874,559   $ 537,573    $ 193,488
     Ratio of Expenses to Average Net Assets..............     1.08%(e)       1.09%       1.10%     1.09%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.10%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     1.43%(e)       1.26%       1.31%     0.63%(e)
     Portfolio Turnover Rate..............................     93.7%(e)       66.1%       60.1%     78.8%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.40     $ 12.69     $ 10.88      $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.15        0.13         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.27        3.04        1.81         0.53
                          Total From Investment Operations         2.35        3.19        1.94         0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.07)      (0.04)           -
     Distributions from Realized Gains....................       (0.92)      (0.41)      (0.09)           -
                         Total Dividends and Distributions       (1.04)      (0.48)      (0.13)           -
Net Asset Value, End of Period                                  $ 16.71     $ 15.40     $ 12.69      $ 10.88
Total Return..............................................    16.03%(d)      25.92%      17.95%     5.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 29,984    $ 24,331    $ 13,279         $ 12
     Ratio of Expenses to Average Net Assets..............     1.34%(e)       1.35%       1.36%     1.34%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.36%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     1.02%(e)       1.06%       1.07%     0.21%(e)
     Portfolio Turnover Rate..............................     93.7%(e)       66.1%       60.1%     78.8%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 15.39     $ 12.68     $ 10.88      $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.12        0.13       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.27        3.05        1.80         0.55
                          Total From Investment Operations         2.35        3.17        1.93         0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.05)      (0.04)           -
     Distributions from Realized Gains....................       (0.92)      (0.41)      (0.09)           -
                         Total Dividends and Distributions       (1.03)      (0.46)      (0.13)           -
Net Asset Value, End of Period                                  $ 16.71     $ 15.39     $ 12.68      $ 10.88
Total Return..............................................    15.97%(d)      25.79%      17.84%     5.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 14,179     $ 8,930     $ 4,807        $ 191
     Ratio of Expenses to Average Net Assets..............     1.46%(e)       1.47%       1.48%     1.47%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.48%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     1.02%(e)       0.86%       1.04%   (0.15)%(e)
     Portfolio Turnover Rate..............................     93.7%(e)       66.1%       60.1%     78.8%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.





                                                                2007(a)      2006        2005         2004        2003        2002
                                                                ----         ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.32     $ 10.27     $ 10.10       $ 9.36      $ 8.14      $ 9.07
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.06        0.07         0.03        0.05        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        1.46        0.76         0.74        1.17      (0.95)
                          Total From Investment Operations         0.94        1.52        0.83         0.77        1.22      (0.91)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.03)      (0.09)       (0.03)          -       (0.02)
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)           -           -           -
                         Total Dividends and Distributions       (0.62)      (0.47)      (0.66)       (0.03)          -       (0.02)
Net Asset Value, End of Period                                  $ 11.64     $ 11.32     $ 10.27      $ 10.10      $ 9.36      $ 8.14
Total Return..............................................  8.59%(   c)      15.24%       8.39%        8.27%      14.99%    (10.11)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 32,628    $ 34,442    $ 25,026     $ 23,026    $ 12,025     $ 1,075
     Ratio of Expenses to Average Net Assets..............  1.31%(   d)       1.31%       1.32%        1.30%       1.32%       1.31%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.32%(   e)    1.32%(e)    1.32%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.50%(d)       0.52%       0.66%        0.27%       0.57%       0.64%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%  51.8%(  f)        93.9%       41.7%       71.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.25     $ 10.22     $ 10.06       $ 9.33      $ 8.12      $ 9.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.04         0.01        0.04        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        1.44        0.78         0.74        1.17      (0.94)
                          Total From Investment Operations         0.93        1.48        0.82         0.75        1.21      (0.92)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.01)      (0.09)       (0.02)          -           -
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)           -           -           -
                         Total Dividends and Distributions       (0.60)      (0.45)      (0.66)       (0.02)          -           -
Net Asset Value, End of Period                                  $ 11.58     $ 11.25     $ 10.22      $ 10.06      $ 9.33      $ 8.12
Total Return..............................................     8.54%(c)      14.91%       8.30%        7.99%      14.90%    (10.18)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 31,263    $ 31,309    $ 29,275     $ 22,390    $ 11,290     $ 1,385
     Ratio of Expenses to Average Net Assets..............     1.49%(d)       1.49%       1.50%        1.47%       1.50%       1.48%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.50%(e)    1.50%(e)    1.50%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.30%(d)       0.36%       0.42%        0.09%       0.42%       0.47%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%    51.8%(f)        93.9%       41.7%       71.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.34     $ 10.30     $ 10.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.47        0.83
                          Total From Investment Operations         0.94        1.48        0.81
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -       (0.09)
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)
                         Total Dividends and Distributions       (0.59)      (0.44)      (0.66)
Net Asset Value, End of Period                                  $ 11.69     $ 11.34     $ 10.30
Total Return..............................................     8.50%(c)      14.74%       8.11%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,662     $ 2,343       $ 257
     Ratio of Expenses to Average Net Assets..............     1.62%(d)       1.62%       1.63%
     Ratio of Net Investment Income to Average Net Assets.     0.16%(d)       0.12%     (0.17)%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%    51.8%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.12     $ 10.10      $ 9.95       $ 9.22      $ 8.05      $ 8.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.04        0.04           -         0.01        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        1.44        0.77         0.73        1.16      (0.99)
                          Total From Investment Operations         0.93        1.48        0.81         0.73        1.17      (0.94)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)      (0.09)           -           -           -
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)           -           -           -
                         Total Dividends and Distributions       (0.61)      (0.46)      (0.66)           -           -           -
Net Asset Value, End of Period                                  $ 11.44     $ 11.12     $ 10.10       $ 9.95      $ 9.22      $ 8.05
Total Return(g)...........................................     8.65%(c)      15.02%       8.29%        7.95%      14.53%    (10.46)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 138,011   $ 109,445    $ 69,766     $ 43,662    $ 20,880     $ 5,315
     Ratio of Expenses to Average Net Assets..............     1.35%(d)       1.42%       1.49%        1.53%       1.70%       1.68%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.38%(d)          -%          -%     1.56%(e)    1.92%(e)    1.70%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.42%(d)       0.40%       0.41%        0.04%       0.17%       0.24%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%    51.8%(f)        93.9%       41.7%       71.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.43     $ 10.37     $ 10.14       $ 9.40      $ 8.17      $ 9.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.12        0.12         0.08        0.10        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.47        0.78         0.75        1.17      (0.93)
                          Total From Investment Operations         0.99        1.59        0.90         0.83        1.27      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.09)      (0.10)       (0.09)      (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)           -           -           -
                         Total Dividends and Distributions       (0.69)      (0.53)      (0.67)       (0.09)      (0.04)      (0.07)
Net Asset Value, End of Period                                  $ 11.73     $ 11.43     $ 10.37      $ 10.14      $ 9.40      $ 8.17
Total Return..............................................     8.96%(c)      15.84%       9.03%        8.84%      15.68%     (9.66)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 673,161   $ 627,235   $ 557,357    $ 464,035   $ 289,273   $ 138,527
     Ratio of Expenses to Average Net Assets..............     0.74%(d)       0.74%       0.75%        0.72%       0.74%       0.73%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.75%(e)    0.75%(e)    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.05%(d)       1.11%       1.21%        0.85%       1.13%       1.23%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%    51.8%(f)        93.9%       41.7%       71.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.37     $ 10.32     $ 10.11       $ 9.38      $ 8.15      $ 9.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.09        0.10         0.06        0.08        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.46        0.77         0.73        1.17      (0.92)
                          Total From Investment Operations         0.97        1.55        0.87         0.79        1.25      (0.88)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.06)      (0.09)       (0.06)      (0.02)      (0.05)
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)           -           -           -
                         Total Dividends and Distributions       (0.66)      (0.50)      (0.66)       (0.06)      (0.02)      (0.05)
Net Asset Value, End of Period                                  $ 11.68     $ 11.37     $ 10.32      $ 10.11      $ 9.38      $ 8.15
Total Return..............................................     8.81%(c)      15.52%       8.82%        8.47%      15.42%     (9.82)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 50,192    $ 45,989    $ 42,290     $ 34,283    $ 21,346     $ 3,811
     Ratio of Expenses to Average Net Assets..............     1.00%(d)       1.00%       1.01%        0.98%       1.00%       0.99%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.01%(e)    1.01%(e)    1.01%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.79%(d)       0.86%       0.94%        0.59%       0.89%       0.96%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%    51.8%(f)        93.9%       41.7%       71.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.39     $ 10.33     $ 10.14       $ 9.40      $ 8.15      $ 9.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.08        0.08         0.04        0.07        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        1.47        0.77         0.75        1.19      (0.97)
                          Total From Investment Operations         0.97        1.55        0.85         0.79        1.26      (0.90)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.05)      (0.09)       (0.05)      (0.01)      (0.03)
     Distributions from Realized Gains....................       (0.57)      (0.44)      (0.57)           -           -           -
                         Total Dividends and Distributions       (0.65)      (0.49)      (0.66)       (0.05)      (0.01)      (0.03)
Net Asset Value, End of Period                                  $ 11.71     $ 11.39     $ 10.33      $ 10.14      $ 9.40      $ 8.15
Total Return..............................................     8.75%(c)      15.46%       8.58%        8.43%      15.53%     (9.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 17,185    $ 10,614     $ 8,554      $ 5,776     $ 2,132       $ 816
     Ratio of Expenses to Average Net Assets..............     1.12%(d)       1.12%       1.13%        1.11%       1.12%       1.11%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.13%(e)    1.13%(e)    1.12%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.61%(d)       0.73%       0.74%        0.44%       0.78%       0.83%
     Portfolio Turnover Rate..............................     56.3%(d)       52.1%    51.8%(f)        93.9%       41.7%       71.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and
     $136,000 from portfolio realignment.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                 2007(a)     2006        2005         2004        2003        2002
                                                                   ----      ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.49      $ 8.38      $ 7.76       $ 7.16      $ 6.06      $ 7.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.06        0.08         0.04        0.04        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        1.12        0.64         0.60        1.09      (1.52)
                          Total From Investment Operations         0.76        1.18        0.72         0.64        1.13      (1.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)      (0.06)       (0.04)      (0.03)      (0.04)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)           -           -           -
                         Total Dividends and Distributions       (0.01)      (0.07)      (0.10)       (0.04)      (0.03)      (0.04)
Net Asset Value, End of Period                                  $ 10.24      $ 9.49      $ 8.38       $ 7.76      $ 7.16      $ 6.06
Total Return..............................................  8.05%(   c)      14.13%       9.24%        8.89%      18.75%    (19.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,254     $ 3,784     $ 1,095      $ 1,325     $ 1,887     $ 1,285
     Ratio of Expenses to Average Net Assets..............  1.02%(   d)       1.02%       1.02%        1.01%       1.01%       1.02%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.02%(   e)    1.02%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.81%(d)       0.72%       0.99%        0.53%       0.62%       0.51%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%  148.8%( f)        76.5%       82.9%       89.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.45      $ 8.34      $ 7.74       $ 7.15      $ 6.05      $ 7.57
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.05        0.06         0.03        0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        1.11        0.64         0.58        1.09      (1.52)
                          Total From Investment Operations         0.75        1.16        0.70         0.61        1.12      (1.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)      (0.06)       (0.02)      (0.02)      (0.02)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)           -           -           -
                         Total Dividends and Distributions           -       (0.05)      (0.10)       (0.02)      (0.02)      (0.02)
Net Asset Value, End of Period                                  $ 10.20      $ 9.45      $ 8.34       $ 7.74      $ 7.15      $ 6.05
Total Return..............................................     7.94%(c)      14.00%       8.99%        8.58%      18.57%    (19.84)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,454     $ 4,353     $ 3,573      $ 2,272     $ 2,169       $ 757
     Ratio of Expenses to Average Net Assets..............     1.20%(d)       1.20%       1.20%        1.19%       1.20%       1.20%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.20%(e)    1.20%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.65%(d)       0.57%       0.70%        0.34%       0.41%       0.30%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%   148.8%(f)        76.5%       82.9%       89.4%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS LARGECAP BLEND FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.41      $ 8.31      $ 7.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.03        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.73        1.11        0.63
                          Total From Investment Operations         0.75        1.14        0.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.01)      (0.06)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)
                         Total Dividends and Distributions           -       (0.04)      (0.10)
Net Asset Value, End of Period                                  $ 10.16      $ 9.41      $ 8.31
Total Return..............................................     7.97%(c)      13.78%       8.87%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 736       $ 671        $ 11
     Ratio of Expenses to Average Net Assets..............     1.33%(d)       1.33%       1.33%
     Ratio of Net Investment Income to Average Net Assets.     0.50%(d)       0.38%       0.70%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%   148.8%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND I
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.37      $ 8.27      $ 7.67       $ 7.08      $ 6.00      $ 7.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.06        0.06         0.02        0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        1.09        0.64         0.58        1.08      (1.51)
                          Total From Investment Operations         0.76        1.15        0.70         0.60        1.09      (1.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)      (0.06)       (0.01)      (0.01)      (0.01)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)           -           -           -
                         Total Dividends and Distributions           -       (0.05)      (0.10)       (0.01)      (0.01)      (0.01)
Net Asset Value, End of Period                                  $ 10.13      $ 9.37      $ 8.27       $ 7.67      $ 7.08      $ 6.00
Total Return(g)...........................................     8.15%(c)      14.01%       9.06%        8.45%      18.16%    (20.02)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 54,697    $ 48,534    $ 33,926     $ 25,189    $ 15,775     $ 8,756
     Ratio of Expenses to Average Net Assets..............     1.08%(d)       1.14%       1.20%        1.26%       1.44%       1.40%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.11%(d)          -%          -%     1.26%(e)    1.50%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.75%(d)       0.64%       0.78%        0.28%       0.19%       0.12%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%   148.8%(f)        76.5%       82.9%       89.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.48      $ 8.38      $ 7.72       $ 7.13      $ 6.03      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.06        0.13         0.08        0.08        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        1.16        0.63         0.59        1.09      (1.51)
                          Total From Investment Operations         0.80        1.22        0.76         0.67        1.17      (1.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.09)      (0.06)       (0.08)      (0.07)      (0.08)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)           -           -           -
                         Total Dividends and Distributions       (0.07)      (0.12)      (0.10)       (0.08)      (0.07)      (0.08)
Net Asset Value, End of Period                                  $ 10.21      $ 9.48      $ 8.38       $ 7.72      $ 7.13      $ 6.03
Total Return..............................................     8.47%(c)      14.67%       9.86%        9.42%      19.52%    (19.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 514,889    $ 95,233         $ 9          $ 9         $ 8         $ 7
     Ratio of Expenses to Average Net Assets..............     0.45%(d)       0.45%       0.45%        0.45%       0.44%       0.45%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.45%(e)    0.45%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     1.24%(d)       0.65%       1.58%        1.10%       1.21%       1.05%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%   148.8%(f)        76.5%       82.9%       89.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND I
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.54      $ 8.42      $ 7.78       $ 7.18      $ 6.08      $ 7.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.10        0.11         0.06        0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.73        1.11        0.63         0.60        1.09      (1.51)
                          Total From Investment Operations         0.78        1.21        0.74         0.66        1.15      (1.48)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.06)      (0.06)       (0.06)      (0.05)      (0.06)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)           -           -           -
                         Total Dividends and Distributions       (0.04)      (0.09)      (0.10)       (0.06)      (0.05)      (0.06)
Net Asset Value, End of Period                                  $ 10.28      $ 9.54      $ 8.42       $ 7.78      $ 7.18      $ 6.08
Total Return..............................................     8.24%(c)      14.54%       9.50%        9.21%      19.05%    (19.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,711     $ 3,869     $ 3,470      $ 2,518     $ 2,930     $ 1,498
     Ratio of Expenses to Average Net Assets..............     0.71%(d)       0.71%       0.71%        0.70%       0.70%       0.71%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.71%(e)    0.71%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     1.08%(d)       1.08%       1.28%        0.84%       0.92%       0.84%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%   148.8%(f)        76.5%       82.9%       89.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP BLEND FUND I
Select shares
Net Asset Value, Beginning of Period......................       $ 9.50      $ 8.39      $ 7.76       $ 7.17      $ 6.07      $ 7.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.08        0.08         0.05        0.05        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        1.11        0.65         0.59        1.09      (1.53)
                          Total From Investment Operations         0.78        1.19        0.73         0.64        1.14      (1.48)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.05)      (0.06)       (0.05)      (0.04)      (0.05)
     Distributions from Realized Gains....................           -       (0.03)      (0.04)           -           -           -
                         Total Dividends and Distributions       (0.03)      (0.08)      (0.10)       (0.05)      (0.04)      (0.05)
Net Asset Value, End of Period                                  $ 10.25      $ 9.50      $ 8.39       $ 7.76      $ 7.17      $ 6.07
Total Return..............................................     8.25%(c)      14.33%       9.39%        8.94%      18.94%    (19.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,058     $ 2,436     $ 1,834        $ 348       $ 897       $ 759
     Ratio of Expenses to Average Net Assets..............     0.83%(d)       0.83%       0.83%        0.82%       0.82%       0.82%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.83%(e)    0.83%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.91%(d)       0.94%       0.94%        0.71%       0.82%       0.67%
     Portfolio Turnover Rate..............................    140.6%(d)       65.1%   148.8%(f)        76.5%       82.9%       89.4%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and
     $268,000 from portfolio realignment.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                 2007(a)      2006        2005         2004        2003        2002
                                                                  ----        ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.24      $ 8.03      $ 7.25       $ 6.99      $ 6.11      $ 7.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -           -           -        (0.02)      (0.01)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        0.52        0.82         0.28        0.89      (1.36)
                          Total From Investment Operations         0.70        0.52        0.82         0.26        0.88      (1.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.04)           -           -           -
     Distributions from Realized Gains....................       (0.37)      (0.31)          -            -           -           -
                         Total Dividends and Distributions       (0.37)      (0.31)      (0.04)           -           -           -
Net Asset Value, End of Period                                   $ 8.57      $ 8.24      $ 8.03       $ 7.25      $ 6.99      $ 6.11
Total Return..............................................  8.71%(   c)       6.42%      11.29%        3.72%      14.40%    (17.99)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 25,982    $ 28,652    $ 32,154     $ 31,356    $ 21,390     $ 4,903
     Ratio of Expenses to Average Net Assets..............  1.30%(   d)       1.31%       1.31%        1.25%       1.32%       1.32%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.32%(   e)    1.32%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.06%(d)     (0.03)%     (0.05)%      (0.35)%     (0.21)%     (0.35)%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%  66.5%(  f)       157.8%      130.9%      182.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.02      $ 7.84      $ 7.09       $ 6.85      $ 5.99      $ 7.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)      (0.02)       (0.04)      (0.02)        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67        0.50        0.81         0.28        0.88      (1.45)
                          Total From Investment Operations         0.67        0.49        0.79         0.24        0.86      (1.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.04)           -           -           -
     Distributions from Realized Gains....................       (0.37)      (0.31)          -            -           -           -
                         Total Dividends and Distributions       (0.37)      (0.31)      (0.04)           -           -           -
Net Asset Value, End of Period                                   $ 8.32      $ 8.02      $ 7.84       $ 7.09      $ 6.85      $ 5.99
Total Return..............................................     8.57%(c)       6.18%      11.10%        3.50%      14.36%    (19.38)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 16,838    $ 18,690    $ 22,933     $ 20,800    $ 16,776     $ 1,858
     Ratio of Expenses to Average Net Assets..............     1.48%(d)       1.49%       1.49%        1.43%       1.50%       1.50%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.50%(e)    1.50%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.11)%(d)     (0.18)%     (0.27)%      (0.52)%     (0.38)%     (0.51)%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%    66.5%(f)       157.8%      130.9%      182.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.22      $ 8.04      $ 7.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.04)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        0.53        0.86
                          Total From Investment Operations         0.69        0.49        0.79
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.04)
     Distributions from Realized Gains....................       (0.37)      (0.31)          -
                         Total Dividends and Distributions       (0.37)      (0.31)      (0.04)
Net Asset Value, End of Period                                   $ 8.54      $ 8.22      $ 8.04
Total Return..............................................     8.61%(c)       6.02%      10.78%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,085       $ 834       $ 250
     Ratio of Expenses to Average Net Assets..............     1.61%(d)       1.62%       1.62%
     Ratio of Net Investment Income to Average Net Assets.   (0.24)%(d)     (0.49)%     (0.92)%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%    66.5%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period......................       $ 7.79      $ 7.63      $ 6.91       $ 6.70      $ 5.89      $ 7.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.02)      (0.04)       (0.06)      (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.66        0.49        0.79         0.27        0.86      (1.40)
                          Total From Investment Operations         0.66        0.47        0.75         0.21        0.81      (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)           -           -           -
     Distributions from Realized Gains....................       (0.37)      (0.31)          -            -           -           -
                         Total Dividends and Distributions       (0.37)      (0.31)      (0.03)           -           -           -
Net Asset Value, End of Period                                   $ 8.08      $ 7.79      $ 7.63       $ 6.91      $ 6.70      $ 5.89
Total Return(g)...........................................     8.70%(c)       6.09%      10.94%        3.13%      13.75%    (19.43)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 45,075    $ 37,584    $ 27,706     $ 17,673     $ 9,744     $ 4,306
     Ratio of Expenses to Average Net Assets..............     1.46%(d)       1.54%       1.65%        1.72%       1.89%       1.70%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.49%(d)       1.54%       1.65%     1.78%(e)    2.27%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.08)%(d)     (0.31)%     (0.49)%      (0.82)%     (0.76)%     (0.73)%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%    66.5%(f)       157.8%      130.9%      182.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.36      $ 8.11      $ 7.28       $ 7.00      $ 6.09      $ 7.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.04        0.04         0.02        0.02          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71        0.52        0.83         0.28        0.90      (1.41)
                          Total From Investment Operations         0.74        0.56        0.87         0.30        0.92      (1.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -       (0.04)       (0.02)      (0.01)          -
     Distributions from Realized Gains....................       (0.37)      (0.31)          -            -           -           -
                         Total Dividends and Distributions       (0.41)      (0.31)      (0.04)       (0.02)      (0.01)          -
Net Asset Value, End of Period                                   $ 8.69      $ 8.36      $ 8.11       $ 7.28      $ 7.00      $ 6.09
Total Return..............................................     9.09%(c)       6.86%      11.98%        4.28%      15.14%    (18.80)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 1,366,439   $ 926,591   $ 775,660    $ 625,707   $ 513,520   $ 289,691
     Ratio of Expenses to Average Net Assets..............     0.73%(d)       0.74%       0.74%        0.68%       0.75%       0.75%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.75%(e)    0.75%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.65%(d)       0.52%       0.48%        0.23%       0.39%       0.25%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%    66.5%(f)       157.8%      130.9%      182.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.28      $ 8.05      $ 7.25       $ 6.96      $ 6.06      $ 7.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.02        0.02           -         0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        0.52        0.82         0.29        0.89      (1.42)
                          Total From Investment Operations         0.72        0.54        0.84         0.29        0.90      (1.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -       (0.04)           -           -           -
     Distributions from Realized Gains....................       (0.37)      (0.31)          -            -           -           -
                         Total Dividends and Distributions       (0.39)      (0.31)      (0.04)           -           -           -
Net Asset Value, End of Period                                   $ 8.61      $ 8.28      $ 8.05       $ 7.25      $ 6.96      $ 6.06
Total Return..............................................     8.88%(c)       6.66%      11.59%        4.18%      14.85%    (18.88)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 28,316    $ 28,122    $ 29,758     $ 26,763    $ 23,056    $ 14,373
     Ratio of Expenses to Average Net Assets..............     0.99%(d)       1.00%       1.00%        0.94%       1.01%       1.01%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.01%(e)    1.01%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.39%(d)       0.25%       0.23%      (0.03)%       0.13%       0.05%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%    66.5%(f)       157.8%      130.9%      182.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................       $ 8.19      $ 7.98      $ 7.19       $ 6.92      $ 6.04      $ 7.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.03        0.01       (0.01)          -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        0.49        0.82         0.28        0.88      (1.41)
                          Total From Investment Operations         0.71        0.52        0.83         0.27        0.88      (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -       (0.04)           -           -           -
     Distributions from Realized Gains....................       (0.37)      (0.31)          -            -           -           -
                         Total Dividends and Distributions       (0.38)      (0.31)      (0.04)           -           -           -
Net Asset Value, End of Period                                   $ 8.52      $ 8.19      $ 7.98       $ 7.19      $ 6.92      $ 6.04
Total Return..............................................     8.85%(c)       6.46%      11.54%        3.90%      14.57%    (19.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,818     $ 3,732     $ 3,441      $ 4,064     $ 1,825       $ 778
     Ratio of Expenses to Average Net Assets..............     1.11%(d)       1.12%       1.12%        1.07%       1.13%       1.12%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.13%(e)    1.13%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.29%(d)       0.41%       0.16%      (0.17)%       0.01%     (0.18)%
     Portfolio Turnover Rate..............................     46.7%(d)       58.5%    66.5%(f)       157.8%      130.9%      182.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.






                                                                2007(a)       2006        2005         2004        2003        2002
                                                                 ----         ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.69      $ 7.94      $ 7.58       $ 7.18      $ 6.12      $ 7.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.04)      (0.02)       (0.05)      (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.53        0.88        0.53         0.45        1.10      (1.24)
                          Total From Investment Operations         0.52        0.84        0.51         0.40        1.06      (1.29)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -           -
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)           -           -           -
                         Total Dividends and Distributions       (0.73)      (0.09)      (0.15)           -           -           -
Net Asset Value, End of Period                                   $ 8.48      $ 8.69      $ 7.94       $ 7.58      $ 7.18      $ 6.12
Total Return..............................................  6.29%(   c)      10.64%       6.76%        5.57%      17.32%    (17.41)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,560     $ 8,440     $ 8,540      $ 6,532     $ 4,761       $ 613
     Ratio of Expenses to Average Net Assets..............  1.56%(   d)       1.56%       1.57%        1.57%       1.57%       1.57%
     Ratio of Net Investment Income to Average Net Assets.   (0.33)%(d)     (0.47)%     (0.27)%      (0.66)%     (0.60)%     (0.64)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%       124.7%      193.9%      176.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.61      $ 7.87      $ 7.54       $ 7.14      $ 6.10      $ 7.39
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.05)      (0.04)       (0.06)      (0.05)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.88        0.52         0.46        1.09      (1.23)
                          Total From Investment Operations         0.50        0.83        0.48         0.40        1.04      (1.29)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -           -
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)           -           -           -
                         Total Dividends and Distributions       (0.73)      (0.09)      (0.15)           -           -           -
Net Asset Value, End of Period                                   $ 8.38      $ 8.61      $ 7.87       $ 7.54      $ 7.14      $ 6.10
Total Return..............................................     6.11%(c)      10.60%       6.38%        5.60%      17.05%    (17.46)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 13,868    $ 12,511    $ 13,504      $ 7,582     $ 1,835       $ 611
     Ratio of Expenses to Average Net Assets..............     1.74%(d)       1.74%       1.75%        1.75%       1.75%       1.75%
     Ratio of Net Investment Income to Average Net Assets.   (0.51)%(d)     (0.65)%     (0.46)%      (0.85)%     (0.74)%     (0.82)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%       124.7%      193.9%      176.7%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.86      $ 8.11      $ 7.76
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55        0.90        0.57
                          Total From Investment Operations         0.52        0.84        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)
                         Total Dividends and Distributions       (0.73)      (0.09)      (0.15)
Net Asset Value, End of Period                                   $ 8.65      $ 8.86      $ 8.11
Total Return..............................................     6.18%(c)      10.41%       6.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 582       $ 420       $ 164
     Ratio of Expenses to Average Net Assets..............     1.87%(d)       1.87%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.66)%(d)     (0.77)%     (0.84)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.43      $ 7.71      $ 7.38       $ 7.00      $ 5.99      $ 7.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.05)      (0.03)       (0.06)      (0.06)      (0.21)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.51        0.86        0.51         0.44        1.07      (1.07)
                          Total From Investment Operations         0.49        0.81        0.48         0.38        1.01      (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -           -
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)           -           -           -
                         Total Dividends and Distributions       (0.73)      (0.09)      (0.15)           -           -           -
Net Asset Value, End of Period                                   $ 8.19      $ 8.43      $ 7.71       $ 7.38      $ 7.00      $ 5.99
Total Return(e)...........................................     6.13%(c)      10.56%       6.52%        5.43%      16.86%    (17.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 25,801    $ 13,866    $ 10,661      $ 7,723     $ 4,234     $ 2,425
     Ratio of Expenses to Average Net Assets..............     1.75%(d)       1.75%       1.75%        1.79%       1.95%       1.95%
     Ratio of Gross Expenses to Average Net Assets(f).....     1.82%(d)       1.87%       2.00%        2.10%       2.97%          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.54)%(d)     (0.66)%     (0.45)%      (0.88)%     (0.93)%     (1.01)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%       124.7%      193.9%      176.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.99      $ 8.17      $ 7.76       $ 7.30      $ 6.19      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.01        0.01       (0.01)          -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.56        0.91        0.56         0.47        1.11      (1.25)
                          Total From Investment Operations         0.57        0.92        0.57         0.46        1.11      (1.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.01)      (0.03)           -           -           -
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)           -           -           -
                         Total Dividends and Distributions       (0.74)      (0.10)      (0.16)           -           -           -
Net Asset Value, End of Period                                   $ 8.82      $ 8.99      $ 8.17       $ 7.76      $ 7.30      $ 6.19
Total Return..............................................     6.68%(c)      11.30%       7.31%        6.30%      17.93%    (16.80)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 637,530   $ 766,512   $ 715,195    $ 170,809    $ 56,784     $ 3,266
     Ratio of Expenses to Average Net Assets..............     0.99%(d)       0.99%       1.00%        1.00%       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     0.25%(d)       0.11%       0.12%      (0.10)%     (0.05)%     (0.07)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%       124.7%      193.9%      176.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.85      $ 8.05      $ 7.67       $ 7.25      $ 6.15      $ 7.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)          -        (0.03)      (0.01)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.54        0.90        0.54         0.45        1.11      (1.26)
                          Total From Investment Operations         0.54        0.89        0.54         0.42        1.10      (1.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)           -           -           -
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)           -           -           -
                         Total Dividends and Distributions       (0.73)      (0.09)      (0.16)           -           -           -
Net Asset Value, End of Period                                   $ 8.66      $ 8.85      $ 8.05       $ 7.67      $ 7.25      $ 6.15
Total Return..............................................     6.42%(c)      11.12%       6.97%        5.79%      17.89%    (17.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 19,252    $ 17,520    $ 20,415     $ 15,288       $ 974       $ 843
     Ratio of Expenses to Average Net Assets..............     1.25%(d)       1.25%       1.26%        1.26%       1.26%       1.26%
     Ratio of Net Investment Income to Average Net Assets.   (0.02)%(d)     (0.18)%       0.05%      (0.39)%     (0.23)%     (0.33)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%       124.7%      193.9%      176.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................       $ 8.80      $ 8.02      $ 7.64       $ 7.22      $ 6.14      $ 7.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.02)      (0.02)       (0.04)      (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.54        0.89        0.55         0.46        1.10      (1.25)
                          Total From Investment Operations         0.53        0.87        0.53         0.42        1.08      (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -           -
     Distributions from Realized Gains....................       (0.73)      (0.09)      (0.13)           -           -           -
                         Total Dividends and Distributions       (0.73)      (0.09)      (0.15)           -           -           -
Net Asset Value, End of Period                                   $ 8.60      $ 8.80      $ 8.02       $ 7.64      $ 7.22      $ 6.14
Total Return..............................................     6.34%(c)      10.91%       6.99%        5.82%      17.59%    (17.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 19,297    $ 18,798    $ 15,970      $ 1,940       $ 723       $ 615
     Ratio of Expenses to Average Net Assets..............     1.37%(d)       1.37%       1.38%        1.38%       1.38%       1.37%
     Ratio of Net Investment Income to Average Net Assets.   (0.15)%(d)     (0.28)%     (0.24)%      (0.48)%     (0.35)%     (0.44)%
     Portfolio Turnover Rate..............................    145.4%(d)      143.4%       95.2%       124.7%      193.9%      176.7%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)       2006        2005         2004        2003        2002
                                                                 ----         ----        ----         ----        ----        ----
PARTNERS LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.84     $ 13.73     $ 12.92      $ 11.64      $ 9.57     $ 10.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10        0.17        0.13         0.11        0.13      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        2.55        0.95         1.27        1.98      (0.79)
                          Total From Investment Operations         1.37        2.72        1.08         1.38        2.11      (0.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.10)      (0.17)       (0.10)      (0.04)          -
     Distributions from Realized Gains....................       (0.71)      (0.51)      (0.10)           -           -       (0.04)
                         Total Dividends and Distributions       (0.86)      (0.61)      (0.27)       (0.10)      (0.04)      (0.04)
Net Asset Value, End of Period                                  $ 16.35     $ 15.84     $ 13.73      $ 12.92     $ 11.64      $ 9.57
Total Return..............................................  8.96%(   c)      20.49%       8.44%       11.95%      22.16%     (7.73)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 109,308    $ 93,399    $ 58,191     $ 34,752    $ 12,058     $ 2,797
     Ratio of Expenses to Average Net Assets..............  1.33%(   d)       1.34%       1.35%        1.36%       1.34%       1.37%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.37%(   e)    1.37%(e)    1.37%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.27%(d)       1.15%       0.97%        0.90%       1.21%       0.99%
     Portfolio Turnover Rate..............................     29.7%(d)       20.7%  28.1%(  f)        26.4%       16.2%        7.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 15.38     $ 13.35     $ 12.59      $ 11.35      $ 9.33     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.14        0.11         0.09        0.11      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        2.48        0.92         1.24        1.94      (1.01)
                          Total From Investment Operations         1.32        2.62        1.03         1.33        2.05      (1.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.08)      (0.17)       (0.09)      (0.03)          -
     Distributions from Realized Gains....................       (0.71)      (0.51)      (0.10)           -           -       (0.04)
                         Total Dividends and Distributions       (0.84)      (0.59)      (0.27)       (0.09)      (0.03)      (0.04)
Net Asset Value, End of Period                                  $ 15.86     $ 15.38     $ 13.35      $ 12.59     $ 11.35      $ 9.33
Total Return..............................................     8.86%(c)      20.27%       8.24%       11.73%      21.99%     (9.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 65,781    $ 61,713    $ 43,523     $ 33,241    $ 12,287     $ 4,013
     Ratio of Expenses to Average Net Assets..............     1.51%(d)       1.52%       1.53%        1.54%       1.52%       1.55%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.55%(e)    1.55%(e)    1.55%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.11%(d)       0.99%       0.81%        0.72%       1.03%       0.90%
     Portfolio Turnover Rate..............................     29.7%(d)       20.7%    28.1%(f)        26.4%       16.2%        7.8%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 15.46     $ 13.41     $ 12.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.11        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        2.51        0.93
                          Total From Investment Operations         1.32        2.62        0.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.06)      (0.17)
     Distributions from Realized Gains....................       (0.71)      (0.51)      (0.10)
                         Total Dividends and Distributions       (0.82)      (0.57)      (0.27)
Net Asset Value, End of Period                                  $ 15.96     $ 15.46     $ 13.41
Total Return..............................................     8.80%(c)      20.17%       7.85%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,085     $ 5,896       $ 383
     Ratio of Expenses to Average Net Assets..............     1.64%(d)       1.65%       1.66%
     Ratio of Net Investment Income to Average Net Assets.     0.93%(d)       0.78%       0.43%
     Portfolio Turnover Rate..............................     29.7%(d)       20.7%    28.1%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 15.38     $ 13.34     $ 12.58      $ 11.34      $ 9.33     $ 10.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.15        0.10         0.08        0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        2.48        0.93         1.23        1.94      (1.07)
                          Total From Investment Operations         1.32        2.63        1.03         1.31        2.02      (1.05)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.08)      (0.17)       (0.07)      (0.01)          -
     Distributions from Realized Gains....................       (0.71)      (0.51)      (0.10)           -           -       (0.04)
                         Total Dividends and Distributions       (0.85)      (0.59)      (0.27)       (0.07)      (0.01)      (0.04)
Net Asset Value, End of Period                                  $ 15.85     $ 15.38     $ 13.34      $ 12.58     $ 11.34      $ 9.33
Total Return(g)...........................................     8.86%(c)      20.37%       8.25%       11.56%      21.64%    (10.13)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 127,778   $ 104,621    $ 69,104     $ 41,043    $ 16,843     $ 5,816
     Ratio of Expenses to Average Net Assets..............     1.39%(d)       1.47%       1.54%        1.63%       1.75%       1.75%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.42%(d)          -%          -%     1.64%(e)    2.01%(e)    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.21%(d)       1.03%       0.78%        0.64%       0.79%       0.68%
     Portfolio Turnover Rate..............................     29.7%(d)       20.7%    28.1%(f)        26.4%       16.2%        7.8%


                                                             2007(a)         2006          2005         2004        2003        2002
                                                             ----            ----          ----         ----        ----        ----
PARTNERS LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................   $ 15.61      $ 13.54       $ 12.67      $ 11.42      $ 9.39     $ 10.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............      0.14         0.25          0.21         0.18        0.18        0.11
     Net Realized and Unrealized Gain (Loss) on                 1.26
Investments...............................................                   2.51          0.94         1.24        1.95      (1.07)
                       Total From Investment Operations         1.40         2.76          1.15         1.42        2.13      (0.96)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................    (0.25)       (0.18)        (0.18)       (0.17)      (0.10)      (0.06)
     Distributions from Realized Gains....................    (0.71)       (0.51)        (0.10)           -           -       (0.04)
                      Total Dividends and Distributions       (0.96)       (0.69)        (0.28)       (0.17)      (0.10)      (0.10)
Net Asset Value, End of Period                               $ 16.05      $ 15.61       $ 13.54      $ 12.67     $ 11.42      $ 9.39
Total Return..............................................  9.28%(c)       21.18%         9.14%       12.56%      22.86%     (9.32)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)...........$ 2,145,252  $ 2,028,156   $ 1,397,435  $ 1,170,226   $ 964,633   $ 441,889
     Ratio of Expenses to Average Net Assets..............  0.76%(d)        0.77%         0.78%        0.78%       0.77%       0.80%
     Ratio of Gross Expenses to Average Net Assets........     -%(d)           -%            -%     0.80%(e)    0.80%(e)    0.80%(e)
     Ratio of Net Investment Income to Average Net          1.86%(d)
Assets....................................................                  1.73%         1.58%        1.50%       1.79%       1.59%
     Portfolio Turnover Rate..............................  29.7%(d)        20.7%      28.1%(f)        26.4%       16.2%        7.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.58     $ 13.51     $ 12.68      $ 11.43      $ 9.40     $ 10.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.21        0.17         0.15        0.16          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        2.52        0.94         1.24        1.94      (0.97)
                          Total From Investment Operations         1.37        2.73        1.11         1.39        2.10      (0.97)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.15)      (0.18)       (0.14)      (0.07)      (0.03)
     Distributions from Realized Gains....................       (0.71)      (0.51)      (0.10)           -           -       (0.04)
                         Total Dividends and Distributions       (0.92)      (0.66)      (0.28)       (0.14)      (0.07)      (0.07)
Net Asset Value, End of Period                                  $ 16.03     $ 15.58     $ 13.51      $ 12.68     $ 11.43      $ 9.40
Total Return..............................................     9.08%(c)      20.91%       8.79%       12.26%      22.52%     (9.37)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 137,529   $ 116,652    $ 67,032     $ 45,729    $ 25,399    $ 10,021
     Ratio of Expenses to Average Net Assets..............     1.02%(d)       1.03%       1.04%        1.04%       1.03%       1.06%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.06%(e)    1.06%(e)    1.06%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.58%(d)       1.46%       1.29%        1.23%       1.53%       1.44%
     Portfolio Turnover Rate..............................     29.7%(d)       20.7%    28.1%(f)        26.4%       16.2%        7.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 15.51     $ 13.46     $ 12.64      $ 11.39      $ 9.38     $ 10.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.19        0.15         0.12        0.15        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        2.50        0.95         1.26        1.92      (1.11)
                          Total From Investment Operations         1.36        2.69        1.10         1.38        2.07      (0.99)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.13)      (0.18)       (0.13)      (0.06)      (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.51)      (0.10)           -           -       (0.04)
                         Total Dividends and Distributions       (0.90)      (0.64)      (0.28)       (0.13)      (0.06)      (0.06)
Net Asset Value, End of Period                                  $ 15.97     $ 15.51     $ 13.46      $ 12.64     $ 11.39      $ 9.38
Total Return..............................................     9.06%(c)      20.69%       8.73%       12.17%      22.21%     (9.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 53,982    $ 42,774    $ 23,754     $ 13,694       $ 992       $ 979
     Ratio of Expenses to Average Net Assets..............     1.14%(d)       1.15%       1.16%        1.17%       1.15%       1.17%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.18%(e)    1.18%(e)    1.17%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.44%(d)       1.34%       1.14%        0.98%       1.42%       1.22%
     Portfolio Turnover Rate..............................     29.7%(d)       20.7%    28.1%(f)        26.4%       16.2%        7.8%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and
     $331,000 from portfolio realignment.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)     2006        2005        2004(b)
                                                                 ----       ----        ----          ----
PARTNERS LARGECAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.66     $ 11.72     $ 10.51      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.09        0.05         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        2.01        1.20         0.48
                          Total From Investment Operations         1.26        2.10        1.25         0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.03)      (0.04)           -
     Distributions from Realized Gains....................       (0.28)      (0.13)          -            -
                         Total Dividends and Distributions       (0.33)      (0.16)      (0.04)           -
Net Asset Value, End of Period                                  $ 14.59     $ 13.66     $ 11.72      $ 10.51
Total Return..............................................  9.39%(   d)      18.04%      11.88%     5.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,570     $ 5,338       $ 376         $ 10
     Ratio of Expenses to Average Net Assets..............  1.36%(   e)       1.37%       1.37%     1.37%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.81%(e)       0.70%       0.48%     0.64%(e)
     Portfolio Turnover Rate..............................     50.1%(e)       41.3%       58.9%     32.7%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.62     $ 11.69     $ 10.50      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06        0.06         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        2.01        1.17         0.48
                          Total From Investment Operations         1.23        2.07        1.23         0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.01)      (0.04)           -
     Distributions from Realized Gains....................       (0.28)      (0.13)          -            -
                         Total Dividends and Distributions       (0.30)      (0.14)      (0.04)           -
Net Asset Value, End of Period                                  $ 14.55     $ 13.62     $ 11.69      $ 10.50
Total Return..............................................     9.22%(d)      17.78%      11.69%     5.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,355     $ 5,462        $ 19         $ 10
     Ratio of Expenses to Average Net Assets..............     1.54%(e)       1.55%       1.55%     1.55%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.64%(e)       0.48%       0.56%     0.47%(e)
     Portfolio Turnover Rate..............................     50.1%(e)       41.3%       58.9%     32.7%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS LARGECAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.65     $ 11.71     $ 10.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.03        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        2.04        1.14
                          Total From Investment Operations         1.23        2.07        1.18
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)
     Distributions from Realized Gains....................       (0.28)      (0.13)          -
                         Total Dividends and Distributions       (0.28)      (0.13)      (0.03)
Net Asset Value, End of Period                                  $ 14.60     $ 13.65     $ 11.71
Total Return..............................................     9.20%(d)      17.78%      11.23%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,252     $ 4,691       $ 390
     Ratio of Expenses to Average Net Assets..............     1.67%(e)       1.68%       1.68%
     Ratio of Net Investment Income to Average Net Assets.     0.51%(e)       0.24%       0.34%
     Portfolio Turnover Rate..............................     50.1%(e)       41.3%       58.9%


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.77     $ 11.80     $ 10.53      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09        0.16        0.14         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        2.04        1.17         0.48
                          Total From Investment Operations         1.30        2.20        1.31         0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.10)      (0.04)           -
     Distributions from Realized Gains....................       (0.28)      (0.13)          -            -
                         Total Dividends and Distributions       (0.41)      (0.23)      (0.04)           -
Net Asset Value, End of Period                                  $ 14.66     $ 13.77     $ 11.80      $ 10.53
Total Return..............................................     9.64%(d)      18.85%      12.49%     5.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 880,695   $ 563,868   $ 287,911      $ 5,225
     Ratio of Expenses to Average Net Assets..............     0.79%(e)       0.80%       0.80%     0.80%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.35%(e)       1.29%       1.26%     1.22%(e)
     Portfolio Turnover Rate..............................     50.1%(e)       41.3%       58.9%     32.7%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 11.77     $ 10.52      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.13        0.12         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        2.02        1.17         0.48
                          Total From Investment Operations         1.28        2.15        1.29         0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.07)      (0.04)           -
     Distributions from Realized Gains....................       (0.28)      (0.13)          -            -
                         Total Dividends and Distributions       (0.37)      (0.20)      (0.04)           -
Net Asset Value, End of Period                                  $ 14.63     $ 13.72     $ 11.77      $ 10.52
Total Return..............................................     9.53%(d)      18.42%      12.28%     5.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,869     $ 6,758     $ 2,594         $ 11
     Ratio of Expenses to Average Net Assets..............     1.05%(e)       1.06%       1.06%     1.06%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.13%(e)       1.03%       1.02%     0.97%(e)
     Portfolio Turnover Rate..............................     50.1%(e)       41.3%       58.9%     32.7%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 13.69     $ 11.74     $ 10.52      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.11        0.10         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        2.02        1.16         0.48
                          Total From Investment Operations         1.27        2.13        1.26         0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.05)      (0.04)           -
     Distributions from Realized Gains....................       (0.28)      (0.13)          -            -
                         Total Dividends and Distributions       (0.35)      (0.18)      (0.04)           -
Net Asset Value, End of Period                                  $ 14.61     $ 13.69     $ 11.74      $ 10.52
Total Return..............................................     9.50%(d)      18.32%      11.99%     5.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,509     $ 1,271        $ 12         $ 11
     Ratio of Expenses to Average Net Assets..............     1.17%(e)       1.18%       1.18%     1.18%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.92%(e)       0.84%       0.92%     0.82%(e)
     Portfolio Turnover Rate..............................     50.1%(e)       41.3%       58.9%     32.7%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
    2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.






                                                                2007(a)        2006       2005(b)
                                                               ----            ----         ----
PARTNERS LARGECAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.66     $ 10.09     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.12        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        1.63        0.03
                          Total From Investment Operations         1.00        1.75        0.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.06)          -
     Distributions from Realized Gains....................       (0.17)      (0.12)          -
                         Total Dividends and Distributions       (0.28)      (0.18)          -
Net Asset Value, End of Period                                  $ 12.38     $ 11.66     $ 10.09
Total Return..............................................  8.69%(   d)      17.49%    0.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,730     $ 1,913       $ 554
     Ratio of Expenses to Average Net Assets..............  1.42%(   e)       1.42%    1.42%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.04%(e)       1.12%    0.69%(e)
     Portfolio Turnover Rate..............................     19.1%(e)       14.8%    19.8%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.63     $ 10.08     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.09        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.62        0.02
                          Total From Investment Operations         0.99        1.71        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.04)          -
     Distributions from Realized Gains....................       (0.17)      (0.12)          -
                         Total Dividends and Distributions       (0.26)      (0.16)          -
Net Asset Value, End of Period                                  $ 12.36     $ 11.63     $ 10.08
Total Return..............................................     8.60%(d)      17.10%    0.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 485       $ 639        $ 59
     Ratio of Expenses to Average Net Assets..............     1.60%(e)       1.60%    1.60%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.01%(e)       0.83%    0.70%(e)
     Portfolio Turnover Rate..............................     19.1%(e)       14.8%    19.8%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.62     $ 10.06     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.08        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.62        0.01
                          Total From Investment Operations         0.98        1.70        0.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.02)          -
     Distributions from Realized Gains....................       (0.17)      (0.12)          -
                         Total Dividends and Distributions       (0.24)      (0.14)          -
Net Asset Value, End of Period                                  $ 12.36     $ 11.62     $ 10.06
Total Return..............................................     8.56%(d)      17.08%    0.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 151       $ 142        $ 11
     Ratio of Expenses to Average Net Assets..............     1.73%(e)       1.73%    1.73%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.81%(e)       0.75%    0.55%(e)
     Portfolio Turnover Rate..............................     19.1%(e)       14.8%    19.8%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.71     $ 10.14     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.10        0.18        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        1.62        0.02
                          Total From Investment Operations         1.04        1.80        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.11)          -
     Distributions from Realized Gains....................       (0.17)      (0.12)          -
                         Total Dividends and Distributions       (0.35)      (0.23)          -
Net Asset Value, End of Period                                  $ 12.40     $ 11.71     $ 10.14
Total Return..............................................     9.01%(d)      18.08%    1.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 253,230   $ 242,210   $ 196,340
     Ratio of Expenses to Average Net Assets..............     0.85%(e)       0.85%    0.85%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.69%(e)       1.72%    1.46%(e)
     Portfolio Turnover Rate..............................     19.1%(e)       14.8%    19.8%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.70     $ 10.13     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.16        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        1.62        0.01
                          Total From Investment Operations         1.02        1.78        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.09)          -
     Distributions from Realized Gains....................       (0.17)      (0.12)          -
                         Total Dividends and Distributions       (0.32)      (0.21)          -
Net Asset Value, End of Period                                  $ 12.40     $ 11.70     $ 10.13
Total Return..............................................     8.82%(d)      17.79%    1.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,807     $ 2,545       $ 457
     Ratio of Expenses to Average Net Assets..............     1.11%(e)       1.11%    1.11%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.42%(e)       1.44%    1.42%(e)
     Portfolio Turnover Rate..............................     19.1%(e)       14.8%    19.8%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 11.67     $ 10.11     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.09        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.67        0.02
                          Total From Investment Operations         1.02        1.76        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.08)          -
     Distributions from Realized Gains....................       (0.17)      (0.12)          -
                         Total Dividends and Distributions       (0.30)      (0.20)          -
Net Asset Value, End of Period                                  $ 12.39     $ 11.67     $ 10.11
Total Return..............................................     8.89%(d)      17.58%    1.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 97        $ 12        $ 10
     Ratio of Expenses to Average Net Assets..............     1.23%(e)       1.23%    1.23%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.60%(e)       0.90%    1.05%(e)
     Portfolio Turnover Rate..............................     19.1%(e)       14.8%    19.8%(e)

(a) Six months ended April 30, 2007.
(b) Period from December 29, 2004,  date operations  commenced,  through October
    31, 2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.72      $ 8.99      $ 7.66       $ 7.45      $ 5.30      $ 6.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.08)      (0.10)       (0.09)      (0.09)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.88        1.43         0.30        2.24      (1.16)
                          Total From Investment Operations         1.04        0.80        1.33         0.21        2.15      (1.21)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.28)      (0.07)          -            -           -           -
Net Asset Value, End of Period                                  $ 10.48      $ 9.72      $ 8.99       $ 7.66      $ 7.45      $ 5.30
Total Return..............................................  10.87%(  c)       8.87%      17.36%        2.82%      40.57%    (18.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 30,391    $ 29,290    $ 17,158     $ 13,413     $ 4,371     $ 1,296
     Ratio of Expenses to Average Net Assets..............  1.57%(   d)       1.57%       1.57%        1.47%       1.56%       1.57%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.57%(   e)    1.57%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.93)%(d)     (0.85)%     (1.19)%      (1.17)%     (1.33)%     (1.35)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%  185.7%( f)       163.7%      163.3%      225.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.47      $ 8.78      $ 7.49       $ 7.30      $ 5.21      $ 6.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.09)      (0.11)       (0.10)      (0.09)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.06        0.85        1.40         0.29        2.18      (1.19)
                          Total From Investment Operations         1.01        0.76        1.29         0.19        2.09      (1.29)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.28)      (0.07)          -            -           -           -
Net Asset Value, End of Period                                  $ 10.20      $ 9.47      $ 8.78       $ 7.49      $ 7.30      $ 5.21
Total Return..............................................    10.83%(c)       8.63%      17.22%        2.60%      40.12%    (19.85)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 12,655    $ 11,823     $ 9,866      $ 6,991     $ 2,461       $ 653
     Ratio of Expenses to Average Net Assets..............     1.75%(d)       1.75%       1.75%        1.65%       1.74%       1.75%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.75%(e)    1.75%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.11)%(d)     (0.98)%     (1.37)%      (1.35)%     (1.52)%     (1.53)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%   185.7%(f)       163.7%      163.3%      225.6%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.39      $ 8.72      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.11)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.05        0.85        1.41
                          Total From Investment Operations         0.99        0.74        1.28
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -
                         Total Dividends and Distributions       (0.28)      (0.07)          -
Net Asset Value, End of Period                                  $ 10.10      $ 9.39      $ 8.72
Total Return..............................................    10.71%(c)       8.46%      17.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 577       $ 528       $ 156
     Ratio of Expenses to Average Net Assets..............     1.88%(d)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (1.26)%(d)     (1.18)%     (1.60)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%   185.7%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.08      $ 8.43      $ 7.20       $ 7.03      $ 5.03      $ 6.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.09)      (0.12)       (0.12)      (0.10)      (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.02        0.81        1.35         0.29        2.10      (1.16)
                          Total From Investment Operations         0.97        0.72        1.23         0.17        2.00      (1.25)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.28)      (0.07)          -            -           -           -
Net Asset Value, End of Period                                   $ 9.77      $ 9.08      $ 8.43       $ 7.20      $ 7.03      $ 5.03
Total Return(g)...........................................    10.86%(c)       8.51%      17.08%        2.42%      39.76%    (19.90)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 29,949    $ 27,963    $ 22,011     $ 15,436     $ 9,625     $ 2,648
     Ratio of Expenses to Average Net Assets..............     1.73%(d)       1.78%       1.89%        1.92%       1.95%       1.95%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.77%(d)       1.78%       1.89%     2.02%(e)    2.72%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.10)%(d)     (1.02)%     (1.51)%      (1.63)%     (1.73)%     (1.72)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%   185.7%(f)       163.7%      163.3%      225.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.56      $ 8.80      $ 7.45       $ 7.20      $ 5.10      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.02)      (0.06)       (0.04)      (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.85        1.41         0.29        2.14      (1.16)
                          Total From Investment Operations         1.06        0.83        1.35         0.25        2.10      (1.21)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.28)      (0.07)          -            -           -           -
Net Asset Value, End of Period                                  $ 10.34      $ 9.56      $ 8.80       $ 7.45      $ 7.20      $ 5.10
Total Return..............................................    11.27%(c)       9.41%      18.12%        3.47%      41.18%    (19.18)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 401,104   $ 324,293   $ 275,439          $ 9         $ 8         $ 6
     Ratio of Expenses to Average Net Assets..............     1.00%(d)       1.00%       1.00%        0.89%       0.99%       1.00%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.00%(e)    1.00%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.38)%(d)     (0.22)%     (0.65)%      (0.60)%     (0.76)%     (0.78)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%   185.7%(f)       163.7%      163.3%      225.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.79      $ 9.04      $ 7.67       $ 7.43      $ 5.26      $ 6.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.05)      (0.07)       (0.07)      (0.07)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.10        0.87        1.44         0.31        2.24      (1.23)
                          Total From Investment Operations         1.07        0.82        1.37         0.24        2.17      (1.26)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.28)      (0.07)          -            -           -           -
Net Asset Value, End of Period                                  $ 10.58      $ 9.79      $ 9.04       $ 7.67      $ 7.43      $ 5.26
Total Return..............................................    11.10%(c)       9.05%      17.86%        3.23%      41.25%    (19.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 28,077    $ 27,099    $ 10,711      $ 8,533     $ 7,384     $ 1,155
     Ratio of Expenses to Average Net Assets..............     1.26%(d)       1.26%       1.26%        1.15%       1.24%       1.26%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.26%(e)    1.26%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.62)%(d)     (0.48)%     (0.88)%      (0.86)%     (1.03)%     (1.04)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%   185.7%(f)       163.7%      163.3%      225.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.69      $ 8.95      $ 7.61       $ 7.38      $ 5.25      $ 6.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.08)      (0.09)       (0.08)      (0.07)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.89        1.43         0.31        2.20      (1.20)
                          Total From Investment Operations         1.05        0.81        1.34         0.23        2.13      (1.27)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.28)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.28)      (0.07)          -            -           -           -
Net Asset Value, End of Period                                  $ 10.46      $ 9.69      $ 8.95       $ 7.61      $ 7.38      $ 5.25
Total Return..............................................    11.01%(c)       9.03%      17.61%        3.12%      40.57%    (19.48)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 20,621    $ 17,680       $ 226        $ 124       $ 408       $ 657
     Ratio of Expenses to Average Net Assets..............     1.38%(d)       1.38%       1.38%        1.24%       1.37%       1.37%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.38%(e)    1.38%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.76)%(d)     (0.77)%     (1.01)%      (0.99)%     (1.14)%     (1.15)%
     Portfolio Turnover Rate..............................    146.6%(d)      145.8%   185.7%(f)       163.7%      163.3%      225.6%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and
     $23,000 from portfolio realignment.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.






                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.62     $ 11.80     $ 10.16      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.07)      (0.10)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.41        1.61        1.74       (0.04)
                          Total From Investment Operations         1.39        1.54        1.64       (0.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.59)      (0.72)          -            -
                         Total Dividends and Distributions       (1.59)      (0.72)          -            -
Net Asset Value, End of Period                                  $ 12.42     $ 12.62     $ 11.80      $ 10.16
Total Return..............................................  11.83%(  d)      13.38%      16.14%   (0.78)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,243     $ 2,601     $ 1,206        $ 735
     Ratio of Expenses to Average Net Assets..............  1.57%(   e)       1.57%       1.57%     1.44%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.33)%(e)     (0.59)%     (0.88)%   (0.86)%(e)
     Portfolio Turnover Rate..............................    112.1%(e)      133.4%       84.5%     91.1%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.56     $ 11.77     $ 10.15      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.09)      (0.12)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.42        1.60        1.74       (0.04)
                          Total From Investment Operations         1.38        1.51        1.62       (0.09)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.59)      (0.72)          -            -
                         Total Dividends and Distributions       (1.59)      (0.72)          -            -
Net Asset Value, End of Period                                  $ 12.35     $ 12.56     $ 11.77      $ 10.15
Total Return..............................................    11.81%(d)      13.15%      15.96%   (0.88)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,670     $ 1,729       $ 522        $ 241
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.75%     1.72%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.60)%(e)     (0.74)%     (1.05)%   (1.22)%(e)
     Portfolio Turnover Rate..............................    112.1%(e)      133.4%       84.5%     91.1%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.57     $ 11.80     $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.11)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.41        1.60        1.74
                          Total From Investment Operations         1.37        1.49        1.61
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.59)      (0.72)          -
                         Total Dividends and Distributions       (1.59)      (0.72)          -
Net Asset Value, End of Period                                  $ 12.35     $ 12.57     $ 11.80
Total Return..............................................    11.70%(d)      12.93%      15.80%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 324       $ 232       $ 130
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.75)%(e)     (0.87)%     (1.09)%
     Portfolio Turnover Rate..............................    112.1%(e)      133.4%       84.5%


                                                                2007(a)        2006        2005      2004(g)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.80     $ 11.90     $ 10.18      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01          -       (0.03)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        1.62        1.75         0.22
                          Total From Investment Operations         1.45        1.62        1.72         0.18
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.59)      (0.72)          -            -
                         Total Dividends and Distributions       (1.59)      (0.72)          -            -
Net Asset Value, End of Period                                  $ 12.66     $ 12.80     $ 11.90      $ 10.18
Total Return..............................................    12.16%(d)      13.97%      16.90%     1.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 280,765   $ 249,162   $ 250,351    $ 128,884
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       1.00%     0.98%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.14%(e)       0.01%     (0.30)%   (0.49)%(e)
     Portfolio Turnover Rate..............................    112.1%(e)      133.4%       84.5%     91.1%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.73     $ 11.87     $ 10.17      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.03)      (0.06)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        1.61        1.76       (0.04)
                          Total From Investment Operations         1.43        1.58        1.70       (0.07)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.59)      (0.72)          -            -
                         Total Dividends and Distributions       (1.59)      (0.72)          -            -
Net Asset Value, End of Period                                  $ 12.57     $ 12.73     $ 11.87      $ 10.17
Total Return..............................................    12.05%(d)      13.65%      16.72%   (0.68)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,439     $ 1,295     $ 1,016        $ 161
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.26%     1.23%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.12)%(e)     (0.28)%     (0.56)%   (0.67)%(e)
     Portfolio Turnover Rate..............................    112.1%(e)      133.4%       84.5%     91.1%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 12.67     $ 11.83     $ 10.17      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.05)      (0.08)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.43        1.61        1.74       (0.03)
                          Total From Investment Operations         1.42        1.56        1.66       (0.07)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.59)      (0.72)          -            -
                         Total Dividends and Distributions       (1.59)      (0.72)          -            -
Net Asset Value, End of Period                                  $ 12.50     $ 12.67     $ 11.83      $ 10.17
Total Return..............................................    12.04%(d)      13.52%      16.32%   (0.68)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,365     $ 1,065       $ 314         $ 10
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.38%     1.35%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.25)%(e)     (0.40)%     (0.70)%   (0.86)%(e)
     Portfolio Turnover Rate..............................    112.1%(e)      133.4%       84.5%     91.1%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
    2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total  return  amounts  have not been  annualized.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.
(g) Period from December 29, 2003,  date operations  commenced,  through October
    31, 2004.




                                                           2007(a)        2006         2005(b)
                                                           ----           ----          ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.72     $ 10.70     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.10)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.16        0.78
                          Total From Investment Operations         0.93        1.06        0.70
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.19)      (0.04)          -
                         Total Dividends and Distributions       (1.19)      (0.04)          -
Net Asset Value, End of Period                                  $ 11.46     $ 11.72     $ 10.70
Total Return..............................................  8.10%(   d)       9.95%    7.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 11,579     $ 9,831     $ 1,289
     Ratio of Expenses to Average Net Assets..............  1.57%(   e)       1.57%    1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.95)%(e)     (0.88)%  (0.95)%(e)
     Portfolio Turnover Rate..............................    180.8%(e)      160.5%   126.4%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.68     $ 10.69     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.10)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.13        0.79
                          Total From Investment Operations         0.93        1.03        0.69
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.19)      (0.04)          -
                         Total Dividends and Distributions       (1.19)      (0.04)          -
Net Asset Value, End of Period                                  $ 11.42     $ 11.68     $ 10.69
Total Return..............................................     8.13%(d)       9.67%    6.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,378     $ 1,707       $ 210
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (1.13)%(e)     (0.89)%  (1.15)%(e)
     Portfolio Turnover Rate..............................    180.8%(e)      160.5%   126.4%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.66     $ 10.68     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.14)      (0.11)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.16        0.79
                          Total From Investment Operations         0.91        1.02        0.68
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.19)      (0.04)          -
                         Total Dividends and Distributions       (1.19)      (0.04)          -
Net Asset Value, End of Period                                  $ 11.38     $ 11.66     $ 10.68
Total Return..............................................     7.96%(d)       9.59%    6.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,495     $ 1,958        $ 47
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%    1.88%(e)
     Ratio of Net Investment Income to Average Net Assets.   (1.26)%(e)     (1.20)%  (1.28)%(e)
     Portfolio Turnover Rate..............................    180.8%(e)      160.5%   126.4%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.90     $ 10.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.00        1.16        0.83
                          Total From Investment Operations         0.98        1.14        0.80
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.19)      (0.04)          -
                         Total Dividends and Distributions       (1.19)      (0.04)          -
Net Asset Value, End of Period                                  $ 11.69     $ 11.90     $ 10.80
Total Return..............................................     8.42%(d)      10.60%    8.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 572,747   $ 538,894   $ 445,559
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%    1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.38)%(e)     (0.14)%  (0.29)%(e)
     Portfolio Turnover Rate..............................    180.8%(e)      160.5%   126.4%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.79     $ 10.73     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.06)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.00        1.16        0.78
                          Total From Investment Operations         0.96        1.10        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.19)      (0.04)          -
                         Total Dividends and Distributions       (1.19)      (0.04)          -
Net Asset Value, End of Period                                  $ 11.56     $ 11.79     $ 10.73
Total Return..............................................     8.32%(d)      10.29%    7.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,556     $ 5,270     $ 1,000
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%    1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.64)%(e)     (0.48)%  (0.55)%(e)
     Portfolio Turnover Rate..............................    180.8%(e)      160.5%   126.4%(e)


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 11.75     $ 10.71     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.08)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        1.16        0.79
                          Total From Investment Operations         0.95        1.08        0.71
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.19)      (0.04)          -
                         Total Dividends and Distributions       (1.19)      (0.04)          -
Net Asset Value, End of Period                                  $ 11.51     $ 11.75     $ 10.71
Total Return..............................................     8.26%(d)      10.12%    7.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 11,521     $ 7,179       $ 808
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%    1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.77)%(e)     (0.66)%  (0.88)%(e)
     Portfolio Turnover Rate..............................    180.8%(e)      160.5%   126.4%(e)

(a) Six months ended April 30, 2007.
(b) Period from December 29, 2004,  date operations  commenced,  through October
    31, 2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.






                                                               2007(a)        2006        2005         2004        2003        2002
                                                               ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.79     $ 14.93     $ 13.84      $ 12.03      $ 9.39      $ 9.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.02      (0.05)       (0.05)      (0.05)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        2.17        2.12         2.02        2.69        0.04
                          Total From Investment Operations         1.90        2.19        2.07         1.97        2.64        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -           -            -           -           -
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)       (0.16)          -           -
                         Total Dividends and Distributions       (1.31)      (1.33)      (0.98)       (0.16)          -           -
Net Asset Value, End of Period                                  $ 16.38     $ 15.79     $ 14.93      $ 13.84     $ 12.03      $ 9.39
Total Return..............................................  12.63%(  c)      15.37%      15.44%       16.53%      28.12%       0.11%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 38,297    $ 31,636    $ 19,278      $ 6,176     $ 3,305     $ 1,449
     Ratio of Expenses to Average Net Assets..............  1.56%(   d)       1.57%       1.57%        1.54%       1.55%       1.57%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.57%(   e)    1.57%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.27%(d)       0.16%     (0.34)%      (0.37)%     (0.46)%     (0.45)%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%        49.9%       49.7%       80.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 15.38     $ 14.60     $ 13.57      $ 11.82      $ 9.24      $ 9.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01          -       (0.07)       (0.07)      (0.07)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.83        2.11        2.08         1.98        2.65      (0.08)
                          Total From Investment Operations         1.84        2.11        2.01         1.91        2.58      (0.13)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)       (0.16)          -           -
                         Total Dividends and Distributions       (1.29)      (1.33)      (0.98)       (0.16)          -           -
Net Asset Value, End of Period                                  $ 15.93     $ 15.38     $ 14.60      $ 13.57     $ 11.82      $ 9.24
Total Return..............................................    12.53%(c)      15.16%      15.29%       16.31%      27.92%     (1.39)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 27,471    $ 23,997    $ 19,167      $ 5,874     $ 2,962     $ 1,177
     Ratio of Expenses to Average Net Assets..............     1.74%(d)       1.75%       1.75%        1.72%       1.73%       1.75%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.75%(e)    1.75%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.10%(d)     (0.02)%     (0.52)%      (0.54)%     (0.67)%     (0.64)%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%        49.9%       49.7%       80.0%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 15.81     $ 14.99     $ 13.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.03)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        2.18        2.16
                          Total From Investment Operations         1.88        2.15        2.04
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)
                         Total Dividends and Distributions       (1.29)      (1.33)      (0.98)
Net Asset Value, End of Period                                  $ 16.40     $ 15.81     $ 14.99
Total Return..............................................    12.43%(c)      15.02%      15.10%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,572     $ 1,365       $ 145
     Ratio of Expenses to Average Net Assets..............     1.87%(d)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.04)%(d)     (0.17)%     (0.78)%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 15.21     $ 14.46     $ 13.46      $ 11.75      $ 9.21      $ 9.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02      (0.01)      (0.09)       (0.10)      (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.82        2.09        2.07         1.97        2.63      (0.10)
                          Total From Investment Operations         1.84        2.08        1.98         1.87        2.54      (0.14)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)       (0.16)          -           -
                         Total Dividends and Distributions       (1.29)      (1.33)      (0.98)       (0.16)          -           -
Net Asset Value, End of Period                                  $ 15.76     $ 15.21     $ 14.46      $ 13.46     $ 11.75      $ 9.21
Total Return(f)...........................................    12.68%(c)      15.09%      15.19%       16.06%      27.58%     (1.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 108,546    $ 95,782    $ 75,737     $ 32,930    $ 12,295     $ 4,573
     Ratio of Expenses to Average Net Assets..............     1.60%(d)       1.80%       1.85%        1.93%       1.94%       1.95%
     Ratio of Gross Expenses to Average Net Assets(g).....     1.63%(d)       1.80%       1.85%     1.96%(e)    2.49%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.25%(d)     (0.07)%     (0.61)%      (0.77)%     (0.89)%     (0.94)%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%        49.9%       49.7%       80.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.05     $ 15.12     $ 13.92      $ 12.04      $ 9.34      $ 9.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.11        0.03         0.02        0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.91        2.19        2.15         2.03        2.69      (0.04)
                          Total From Investment Operations         1.98        2.30        2.18         2.05        2.70      (0.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.04)          -        (0.01)          -       (0.01)
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)       (0.16)          -           -
     Tax Return of Capital Distribution...................           -           -           -            -           -       (0.02)
                         Total Dividends and Distributions       (1.41)      (1.37)      (0.98)       (0.17)          -       (0.03)
Net Asset Value, End of Period                                  $ 16.62     $ 16.05     $ 15.12      $ 13.92     $ 12.04      $ 9.34
Total Return..............................................    12.97%(c)      16.01%      16.18%       17.15%      28.91%     (0.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 565,148   $ 466,928   $ 390,104    $ 215,174    $ 78,679    $ 21,210
     Ratio of Expenses to Average Net Assets..............     0.99%(d)       1.00%       1.00%        0.97%       0.98%       1.00%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.00%(e)    1.00%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.84%(d)       0.73%       0.23%        0.19%       0.07%       0.00%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%        49.9%       49.7%       80.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.88     $ 14.97     $ 13.83      $ 11.98      $ 9.33      $ 9.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.07          -        (0.01)      (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.90        2.18        2.12         2.02        2.67      (0.06)
                          Total From Investment Operations         1.94        2.25        2.12         2.01        2.65      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.01)          -            -           -           -
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)       (0.16)          -           -
                         Total Dividends and Distributions       (1.37)      (1.34)      (0.98)       (0.16)          -           -
Net Asset Value, End of Period                                  $ 16.45     $ 15.88     $ 14.97      $ 13.83     $ 11.98      $ 9.33
Total Return..............................................    12.80%(c)      15.74%      15.83%       16.93%      28.40%     (0.83)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 30,829    $ 23,731    $ 20,643      $ 5,440     $ 3,154     $ 1,485
     Ratio of Expenses to Average Net Assets..............     1.25%(d)       1.26%       1.26%        1.23%       1.24%       1.26%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.26%(e)    1.26%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.57%(d)       0.47%     (0.02)%      (0.05)%     (0.18)%     (0.16)%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%        49.9%       49.7%       80.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 15.76     $ 14.88     $ 13.77      $ 11.95      $ 9.31      $ 9.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.05      (0.02)       (0.01)      (0.03)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.89        2.16        2.11         1.99        2.67      (0.07)
                          Total From Investment Operations         1.92        2.21        2.09         1.98        2.64      (0.09)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -           -            -           -           -
     Distributions from Realized Gains....................       (1.29)      (1.33)      (0.98)       (0.16)          -           -
                         Total Dividends and Distributions       (1.35)      (1.33)      (0.98)       (0.16)          -           -
Net Asset Value, End of Period                                  $ 16.33     $ 15.76     $ 14.88      $ 13.77     $ 11.95      $ 9.31
Total Return..............................................    12.75%(c)      15.57%      15.67%       16.72%      28.36%     (0.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 24,700    $ 16,598    $ 11,180        $ 945     $ 1,565       $ 932
     Ratio of Expenses to Average Net Assets..............     1.37%(d)       1.38%       1.38%        1.35%       1.36%       1.37%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.38%(e)    1.38%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.45%(d)       0.34%     (0.15)%      (0.11)%     (0.29)%     (0.24)%
     Portfolio Turnover Rate..............................    151.1%(d)      151.4%       87.9%        49.9%       49.7%       80.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.






                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.09     $ 13.24     $ 11.43      $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.01      (0.02)           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.74        1.96        2.00         0.84
                          Total From Investment Operations         1.76        1.97        1.98         0.84
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -       (0.04)           -
     Distributions from Realized Gains....................       (0.68)      (1.12)      (0.13)           -
                         Total Dividends and Distributions       (0.69)      (1.12)      (0.17)           -
Net Asset Value, End of Period                                  $ 15.16     $ 14.09     $ 13.24      $ 11.43
Total Return..............................................  12.85%(  d)      15.84%      17.53%     7.93%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 15,497    $ 11,180     $ 1,696        $ 339
     Ratio of Expenses to Average Net Assets..............  1.56%(   e)       1.57%       1.57%     1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.27%(e)       0.07%     (0.11)%   (0.08)%(e)
     Portfolio Turnover Rate..............................     62.8%(e)       52.4%       59.4%     66.0%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.03     $ 13.21     $ 11.43      $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01      (0.01)      (0.04)       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.74        1.95        1.99         0.85
                          Total From Investment Operations         1.75        1.94        1.95         0.84
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.04)           -
     Distributions from Realized Gains....................       (0.68)      (1.12)      (0.13)           -
                         Total Dividends and Distributions       (0.68)      (1.12)      (0.17)           -
Net Asset Value, End of Period                                  $ 15.10     $ 14.03     $ 13.21      $ 11.43
Total Return..............................................    12.86%(d)      15.62%      17.25%     7.93%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,176     $ 4,132       $ 870         $ 11
     Ratio of Expenses to Average Net Assets..............     1.74%(e)       1.75%       1.75%     1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.11%(e)     (0.11)%     (0.28)%   (0.21)%(e)
     Portfolio Turnover Rate..............................     62.8%(e)       52.4%       59.4%     66.0%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS MIDCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.04     $ 13.24     $ 11.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -       (0.03)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.73        1.95        2.02
                          Total From Investment Operations         1.73        1.92        1.96
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.04)
     Distributions from Realized Gains....................       (0.68)      (1.12)      (0.13)
                         Total Dividends and Distributions       (0.68)      (1.12)      (0.17)
Net Asset Value, End of Period                                  $ 15.09     $ 14.04     $ 13.24
Total Return..............................................    12.70%(d)      15.43%      17.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,185     $ 2,189       $ 272
     Ratio of Expenses to Average Net Assets..............     1.87%(e)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.04)%(e)     (0.25)%     (0.46)%
     Portfolio Turnover Rate..............................     62.8%(e)       52.4%       59.4%


                                                                2007(a)        2006        2005      2004(f)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.22     $ 13.34     $ 11.46      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.09        0.06         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        1.96        2.00         1.41
                          Total From Investment Operations         1.82        2.05        2.06         1.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.05)      (0.05)           -
     Distributions from Realized Gains....................       (0.68)      (1.12)      (0.13)           -
                         Total Dividends and Distributions       (0.77)      (1.17)      (0.18)           -
Net Asset Value, End of Period                                  $ 15.27     $ 14.22     $ 13.34      $ 11.46
Total Return..............................................    13.25%(d)      16.44%      18.16%    14.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 998,223   $ 729,727   $ 515,611    $ 302,583
     Ratio of Expenses to Average Net Assets..............     0.99%(e)       1.00%       1.00%     1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.85%(e)       0.68%       0.49%     0.57%(e)
     Portfolio Turnover Rate..............................     62.8%(e)       52.4%       59.4%     66.0%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.17     $ 13.30     $ 11.45      $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.05        0.02         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        1.96        2.00         0.84
                          Total From Investment Operations         1.80        2.01        2.02         0.86
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)      (0.04)           -
     Distributions from Realized Gains....................       (0.68)      (1.12)      (0.13)           -
                         Total Dividends and Distributions       (0.73)      (1.14)      (0.17)           -
Net Asset Value, End of Period                                  $ 15.24     $ 14.17     $ 13.30      $ 11.45
Total Return..............................................    13.14%(d)      16.11%      17.89%     8.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 15,832    $ 10,085     $ 1,114         $ 57
     Ratio of Expenses to Average Net Assets..............     1.25%(e)       1.26%       1.26%     1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.58%(e)       0.38%       0.13%     0.34%(e)
     Portfolio Turnover Rate..............................     62.8%(e)       52.4%       59.4%     66.0%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS MIDCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 14.13     $ 13.27     $ 11.44      $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.03      (0.04)         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.75        1.96        2.04         0.84
                          Total From Investment Operations         1.78        1.99        2.00         0.85
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.01)      (0.04)           -
     Distributions from Realized Gains....................       (0.68)      (1.12)      (0.13)           -
                         Total Dividends and Distributions       (0.71)      (1.13)      (0.17)           -
Net Asset Value, End of Period                                  $ 15.20     $ 14.13     $ 13.27      $ 11.44
Total Return..............................................    13.04%(d)      15.94%      17.71%     8.03%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,357     $ 4,938       $ 891         $ 11
     Ratio of Expenses to Average Net Assets..............     1.37%(e)       1.38%       1.38%     1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.44%(e)       0.24%     (0.27)%     0.16%(e)
     Portfolio Turnover Rate..............................     62.8%(e)       52.4%       59.4%     66.0%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
    2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from December 29, 2003,  date operations  commenced,  through October
    31, 2004.





                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.50     $ 16.29     $ 14.80      $ 13.56     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.08)      (0.07)       (0.05)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        1.44        1.83         2.10        3.62
                          Total From Investment Operations         1.42        1.36        1.76         2.05        3.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -
     Distributions from Realized Gains....................       (1.70)      (1.15)      (0.25)       (0.81)          -
                         Total Dividends and Distributions       (1.70)      (1.15)      (0.27)       (0.81)          -
Net Asset Value, End of Period                                  $ 16.22     $ 16.50     $ 16.29      $ 14.80     $ 13.56
Total Return..............................................  9.11%(   d)       8.52%      11.98%       15.88%   35.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,783     $ 3,580     $ 2,945        $ 158       $ 136
     Ratio of Expenses to Average Net Assets..............  1.57%(   e)       1.57%       1.57%        1.54%    1.54%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.57%(   f)  1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.68)%(e)     (0.50)%     (0.43)%      (0.39)%  (0.60)%(e)
     Portfolio Turnover Rate..............................    101.4%(e)      109.8%      110.2%       117.5%   111.5%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.37     $ 16.19     $ 14.74      $ 13.54     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.11)      (0.11)       (0.09)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        1.44        1.83         2.10        3.61
                          Total From Investment Operations         1.39        1.33        1.72         2.01        3.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -
     Distributions from Realized Gains....................       (1.70)      (1.15)      (0.25)       (0.81)          -
                         Total Dividends and Distributions       (1.70)      (1.15)      (0.27)       (0.81)          -
Net Asset Value, End of Period                                  $ 16.06     $ 16.37     $ 16.19      $ 14.74     $ 13.54
Total Return..............................................     8.99%(d)       8.38%      11.74%       15.59%   35.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,031     $ 1,265       $ 965         $ 83       $ 135
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.75%        1.72%    1.72%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.75%(f)  1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.86)%(e)     (0.67)%     (0.66)%      (0.66)%  (0.79)%(e)
     Portfolio Turnover Rate..............................    101.4%(e)      109.8%      110.2%       117.5%   111.5%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 16.58     $ 16.41     $ 15.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.08)      (0.13)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.48        1.45        1.79
                          Total From Investment Operations         1.40        1.32        1.66
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)
     Distributions from Realized Gains....................       (1.70)      (1.15)      (0.25)
                         Total Dividends and Distributions       (1.70)      (1.15)      (0.27)
Net Asset Value, End of Period                                  $ 16.28     $ 16.58     $ 16.41
Total Return..............................................     8.93%(d)       8.20%      11.10%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 195       $ 166        $ 41
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.99)%(e)     (0.82)%     (0.83)%
     Portfolio Turnover Rate..............................    101.4%(e)      109.8%      110.2%


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.86     $ 16.54     $ 14.95      $ 13.62     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)        0.01          -          0.07          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.51        1.47        1.87         2.07        3.62
                          Total From Investment Operations         1.50        1.48        1.87         2.14        3.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.01)      (0.03)           -           -
     Distributions from Realized Gains....................       (1.70)      (1.15)      (0.25)       (0.81)          -
                         Total Dividends and Distributions       (1.71)      (1.16)      (0.28)       (0.81)          -
Net Asset Value, End of Period                                  $ 16.65     $ 16.86     $ 16.54      $ 14.95     $ 13.62
Total Return..............................................     9.40%(d)       9.14%      12.59%       16.50%   36.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 199,723   $ 220,551   $ 235,767    $ 159,678     $ 4,868
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       1.00%        0.94%    0.97%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.00%(f)  1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.11)%(e)       0.08%       0.01%        0.53%  (0.04)%(e)
     Portfolio Turnover Rate..............................    101.4%(e)      109.8%      110.2%       117.5%   111.5%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.70     $ 16.42     $ 14.88      $ 13.59     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.03)      (0.03)       (0.03)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.49        1.46        1.85         2.13        3.62
                          Total From Investment Operations         1.46        1.43        1.82         2.10        3.59
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)           -           -
     Distributions from Realized Gains....................       (1.70)      (1.15)      (0.25)       (0.81)          -
                         Total Dividends and Distributions       (1.70)      (1.15)      (0.28)       (0.81)          -
Net Asset Value, End of Period                                  $ 16.46     $ 16.70     $ 16.42      $ 14.88     $ 13.59
Total Return..............................................     9.25%(d)       8.90%      12.28%       16.23%   35.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 451       $ 315       $ 276         $ 71       $ 136
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.26%        1.23%    1.23%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.26%(f)  1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.38)%(e)     (0.18)%     (0.21)%      (0.18)%  (0.30)%(e)
     Portfolio Turnover Rate..............................    101.4%(e)      109.8%      110.2%       117.5%   111.5%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.62     $ 16.37     $ 14.85      $ 13.58     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.05)      (0.06)       (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.49        1.45        1.86         2.11        3.62
                          Total From Investment Operations         1.45        1.40        1.80         2.08        3.58
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.03)           -           -
     Distributions from Realized Gains....................       (1.70)      (1.15)      (0.25)       (0.81)          -
                         Total Dividends and Distributions       (1.70)      (1.15)      (0.28)       (0.81)          -
Net Asset Value, End of Period                                  $ 16.37     $ 16.62     $ 16.37      $ 14.85     $ 13.58
Total Return..............................................     9.24%(d)       8.74%      12.16%       16.09%   35.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 970     $ 1,004       $ 355        $ 161       $ 136
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.38%        1.35%    1.35%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.38%(f)  1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.49)%(e)     (0.30)%     (0.36)%      (0.20)%  (0.42)%(e)
     Portfolio Turnover Rate..............................    101.4%(e)      109.8%      110.2%       117.5%   111.5%(e)

(a) Six months ended April 30, 2007.
(b) Period from December 30, 2002,  date operations  commenced,  through October
    31, 2003.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Expense ratio without  commission  rebates.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.25      $ 8.37      $ 7.62       $ 7.00      $ 5.08      $ 7.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.13)      (0.12)       (0.11)      (0.08)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.17        1.01        0.87         0.73        2.00      (2.20)
                          Total From Investment Operations         1.11        0.88        0.75         0.62        1.92      (2.24)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -            -           -           -
                         Total Dividends and Distributions       (0.40)          -           -            -           -           -
Net Asset Value, End of Period                                   $ 9.96      $ 9.25      $ 8.37       $ 7.62      $ 7.00      $ 5.08
Total Return..............................................  12.29%(  c)      10.51%       9.84%        8.86%      37.80%    (30.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,655     $ 2,583     $ 1,889      $ 2,579     $ 2,446     $ 1,092
     Ratio of Expenses to Average Net Assets..............  1.67%(   d)       1.67%       1.67%        1.67%       1.66%       1.67%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.67%(   e)    1.67%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.33)%(d)     (1.37)%     (1.42)%      (1.49)%     (1.45)%     (1.47)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%        94.6%      333.6%      110.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.15      $ 8.30      $ 7.57       $ 6.96      $ 5.06      $ 7.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.07)      (0.14)      (0.13)       (0.12)      (0.09)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.15        0.99        0.86         0.73        1.99      (2.19)
                          Total From Investment Operations         1.08        0.85        0.73         0.61        1.90      (2.25)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -            -           -           -
                         Total Dividends and Distributions       (0.40)          -           -            -           -           -
Net Asset Value, End of Period                                   $ 9.83      $ 9.15      $ 8.30       $ 7.57      $ 6.96      $ 5.06
Total Return..............................................    12.09%(c)      10.24%       9.64%        8.76%      37.55%    (30.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,572       $ 891       $ 878        $ 754     $ 1,136       $ 789
     Ratio of Expenses to Average Net Assets..............     1.85%(d)       1.85%       1.85%        1.85%       1.84%       1.85%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.85%(e)    1.85%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.50)%(d)     (1.56)%     (1.60)%      (1.67)%     (1.63)%     (1.65)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%        94.6%      333.6%      110.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.38      $ 8.52      $ 7.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.08)      (0.16)      (0.14)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        1.02        0.87
                          Total From Investment Operations         1.11        0.86        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -
                         Total Dividends and Distributions       (0.40)          -           -
Net Asset Value, End of Period                                  $ 10.09      $ 9.38      $ 8.52
Total Return..............................................    12.12%(c)      10.09%       9.37%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 144        $ 43        $ 41
     Ratio of Expenses to Average Net Assets..............     1.98%(d)       1.98%       1.98%
     Ratio of Net Investment Income to Average Net Assets.   (1.65)%(d)     (1.69)%     (1.73)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.83      $ 8.02      $ 7.33       $ 6.75      $ 4.92      $ 7.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.08)      (0.16)      (0.14)       (0.13)      (0.10)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.11        0.97        0.83         0.71        1.93      (2.14)
                          Total From Investment Operations         1.03        0.81        0.69         0.58        1.83      (2.20)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -            -           -           -
                         Total Dividends and Distributions       (0.40)          -           -            -           -           -
Net Asset Value, End of Period                                   $ 9.46      $ 8.83      $ 8.02       $ 7.33      $ 6.75      $ 4.92
Total Return(f)...........................................    11.96%(c)      10.10%       9.41%        8.59%      37.20%    (30.90)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 10,385     $ 9,581     $ 8,323      $ 8,026     $ 5,932     $ 1,386
     Ratio of Expenses to Average Net Assets..............     2.04%(d)       2.05%       2.05%        2.05%       2.05%       2.05%
     Ratio of Gross Expenses to Average Net Assets(g).....     2.07%(d)       2.08%       2.21%     2.24%(e)    3.39%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.69)%(d)     (1.76)%     (1.80)%      (1.86)%     (1.85)%     (1.85)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%        94.6%      333.6%      110.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.55      $ 8.59      $ 7.78       $ 7.10      $ 5.12      $ 7.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.08)      (0.07)       (0.07)      (0.05)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        1.04        0.88         0.75        2.03      (2.19)
                          Total From Investment Operations         1.16        0.96        0.81         0.68        1.98      (2.23)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -            -           -           -
                         Total Dividends and Distributions       (0.40)          -           -            -           -           -
Net Asset Value, End of Period                                  $ 10.31      $ 9.55      $ 8.59       $ 7.78      $ 7.10      $ 5.12
Total Return..............................................    12.44%(c)      11.18%      10.41%        9.58%      38.67%    (30.34)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 133,977    $ 95,185   $ 122,265     $ 71,754    $ 60,637    $ 91,760
     Ratio of Expenses to Average Net Assets..............     1.10%(d)       1.10%       1.10%        1.10%       1.09%       1.10%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.10%(e)    1.10%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.76)%(d)     (0.82)%     (0.85)%      (0.92)%     (0.89)%     (0.90)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%        94.6%      333.6%      110.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.46      $ 8.54      $ 7.75       $ 7.09      $ 5.13      $ 7.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.10)      (0.09)       (0.09)      (0.07)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        1.02        0.88         0.75        2.03      (2.17)
                          Total From Investment Operations         1.15        0.92        0.79         0.66        1.96      (2.21)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -            -           -           -
                         Total Dividends and Distributions       (0.40)          -           -            -           -           -
Net Asset Value, End of Period                                  $ 10.21      $ 9.46      $ 8.54       $ 7.75      $ 7.09      $ 5.13
Total Return..............................................    12.45%(c)      10.77%      10.19%        9.31%      38.21%    (30.11)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 5,120     $ 5,360     $ 4,522      $ 1,858     $ 1,682       $ 931
     Ratio of Expenses to Average Net Assets..............     1.36%(d)       1.36%       1.36%        1.36%       1.35%       1.36%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.36%(e)    1.36%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.02)%(d)     (1.07)%     (1.11)%      (1.18)%     (1.15)%     (1.17)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%        94.6%      333.6%      110.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................       $ 9.36      $ 8.44      $ 7.68       $ 7.04      $ 5.10      $ 7.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.11)      (0.10)       (0.10)      (0.07)      (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.17        1.03        0.86         0.74        2.01      (2.15)
                          Total From Investment Operations         1.12        0.92        0.76         0.64        1.94      (2.24)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.40)          -           -            -           -           -
                         Total Dividends and Distributions       (0.40)          -           -            -           -           -
Net Asset Value, End of Period                                  $ 10.08      $ 9.36      $ 8.44       $ 7.68      $ 7.04      $ 5.10
Total Return..............................................    12.25%(c)      10.90%       9.90%        9.09%      38.04%    (30.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 793       $ 465        $ 93         $ 54       $ 706       $ 510
     Ratio of Expenses to Average Net Assets..............     1.48%(d)       1.48%       1.48%        1.48%       1.47%       1.47%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.48%(e)    1.48%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (1.13)%(d)     (1.18)%     (1.22)%      (1.30)%     (1.26)%     (1.27)%
     Portfolio Turnover Rate..............................     82.5%(d)      100.3%       91.5%        94.6%      333.6%      110.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                               2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.24      $ 8.66      $ 7.93       $ 7.78      $ 5.68      $ 6.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.11)      (0.11)       (0.10)      (0.07)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.75        1.17        1.06         0.29        2.17      (0.57)
                          Total From Investment Operations         0.70        1.06        0.95         0.19        2.10      (0.57)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)       (0.04)          -           -
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)       (0.04)          -           -
Net Asset Value, End of Period                                   $ 9.24      $ 9.24      $ 8.66       $ 7.93      $ 7.78      $ 5.68
Total Return..............................................  7.91%(   c)      12.52%      12.07%        2.50%      36.97%     (9.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 16,504    $ 15,126    $ 10,969      $ 7,430     $ 3,480     $ 1,419
     Ratio of Expenses to Average Net Assets..............  1.57%(   d)       1.57%       1.57%        1.53%       1.52%       1.56%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.57%(   e)    1.57%(e)    1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.   (1.09)%(d)     (1.19)%     (1.30)%      (1.23)%     (1.14)%     (1.30)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%  53.4%(  f)        69.4%      115.9%      120.1%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.06      $ 8.51      $ 7.81       $ 7.67      $ 5.66      $ 6.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.12)      (0.12)       (0.11)      (0.10)      (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.73        1.15        1.04         0.29        2.11      (0.49)
                          Total From Investment Operations         0.67        1.03        0.92         0.18        2.01      (0.58)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)       (0.04)          -           -
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)       (0.04)          -           -
Net Asset Value, End of Period                                   $ 9.03      $ 9.06      $ 8.51       $ 7.81      $ 7.67      $ 5.66
Total Return..............................................     7.72%(c)      12.37%      11.87%        2.41%      35.51%     (9.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 13,876    $ 13,230    $ 10,398      $ 7,045     $ 2,162       $ 567
     Ratio of Expenses to Average Net Assets..............     1.75%(d)       1.75%       1.75%        1.71%       1.72%       1.74%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.75%(e)    1.75%(e)    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (1.27)%(d)     (1.37)%     (1.47)%      (1.42)%     (1.39)%     (1.47)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%    53.4%(f)        69.4%      115.9%      120.1%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.38      $ 8.81      $ 8.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.14)      (0.14)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.75        1.19        1.07
                          Total From Investment Operations         0.69        1.05        0.93
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)
Net Asset Value, End of Period                                   $ 9.37      $ 9.38      $ 8.81
Total Return..............................................     7.67%(c)      12.17%      11.57%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,165       $ 770        $ 57
     Ratio of Expenses to Average Net Assets..............     1.88%(d)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (1.41)%(d)     (1.50)%     (1.61)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%    53.4%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.68      $ 8.19      $ 7.54       $ 7.44      $ 5.47      $ 6.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.13)      (0.14)       (0.13)      (0.10)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        1.10        1.01         0.27        2.07      (0.53)
                          Total From Investment Operations         0.64        0.97        0.87         0.14        1.97      (0.57)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)       (0.04)          -           -
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)       (0.04)          -           -
Net Asset Value, End of Period                                   $ 8.62      $ 8.68      $ 8.19       $ 7.54      $ 7.44      $ 5.47
Total Return(g)...........................................     7.71%(c)      12.12%      11.63%        1.94%      36.01%     (9.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 23,127    $ 18,405     $ 9,483      $ 6,025     $ 3,303     $ 1,099
     Ratio of Expenses to Average Net Assets..............     1.80%(d)       1.93%       2.05%        2.05%       2.03%       1.93%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.83%(d)          -%       2.14%     2.30%(e)    3.66%(e)    1.95%(e)
     Ratio of Net Investment Income to Average Net Assets.   (1.33)%(d)     (1.55)%     (1.78)%      (1.75)%     (1.64)%     (1.64)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%    53.4%(f)        69.4%      115.9%      120.1%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.54      $ 8.88      $ 8.08       $ 7.88      $ 5.72      $ 6.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.06)      (0.06)       (0.05)      (0.04)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.77        1.20        1.08         0.29        2.20      (0.43)
                          Total From Investment Operations         0.75        1.14        1.02         0.24        2.16      (0.55)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)       (0.04)          -           -
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)       (0.04)          -           -
Net Asset Value, End of Period                                   $ 9.59      $ 9.54      $ 8.88       $ 8.08      $ 7.88      $ 5.72
Total Return..............................................     8.20%(c)      13.13%      12.73%        3.11%      37.76%     (8.77)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 544,208   $ 524,636   $ 387,864    $ 264,397   $ 162,128     $ 7,077
     Ratio of Expenses to Average Net Assets..............     1.00%(d)       1.00%       1.00%        0.96%       0.95%       0.99%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.00%(e)    1.00%(e)    1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.52)%(d)     (0.62)%     (0.72)%      (0.66)%     (0.57)%     (0.70)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%    53.4%(f)        69.4%      115.9%      120.1%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.41      $ 8.78      $ 8.01       $ 7.83      $ 5.71      $ 6.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.08)      (0.08)       (0.07)      (0.06)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        1.19        1.07         0.29        2.18      (0.52)
                          Total From Investment Operations         0.72        1.11        0.99         0.22        2.12      (0.56)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)       (0.04)          -           -
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)       (0.04)          -           -
Net Asset Value, End of Period                                   $ 9.43      $ 9.41      $ 8.78       $ 8.01      $ 7.83      $ 5.71
Total Return..............................................     7.98%(c)      12.93%      12.46%        2.87%      37.13%     (8.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 34,535    $ 28,224    $ 10,930      $ 8,356     $ 1,799       $ 692
     Ratio of Expenses to Average Net Assets..............     1.26%(d)       1.26%       1.26%        1.22%       1.21%       1.25%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.26%(e)    1.26%(e)    1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.79)%(d)     (0.88)%     (0.99)%      (0.93)%     (0.83)%     (0.98)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%    53.4%(f)        69.4%      115.9%      120.1%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................       $ 9.31      $ 8.70      $ 7.96       $ 7.78      $ 5.70      $ 6.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.09)      (0.09)       (0.08)      (0.09)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        1.18        1.05         0.30        2.17      (0.49)
                          Total From Investment Operations         0.72        1.09        0.96         0.22        2.08      (0.56)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.70)      (0.48)      (0.22)       (0.04)          -           -
                         Total Dividends and Distributions       (0.70)      (0.48)      (0.22)       (0.04)          -           -
Net Asset Value, End of Period                                   $ 9.33      $ 9.31      $ 8.70       $ 7.96      $ 7.78      $ 5.70
Total Return..............................................     8.07%(c)      12.81%      12.15%        2.89%      36.49%     (8.95)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,516     $ 5,463     $ 1,739      $ 1,652        $ 87       $ 571
     Ratio of Expenses to Average Net Assets..............     1.38%(d)       1.38%       1.38%        1.34%       1.31%       1.36%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.38%(e)    1.38%(e)    1.37%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.91)%(d)     (0.99)%     (1.11)%      (1.06)%     (0.84)%     (1.09)%
     Portfolio Turnover Rate..............................     56.7%(d)       80.7%    53.4%(f)        69.4%      115.9%      120.1%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and
     $84,000 from portfolio realignment.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.






                                                               2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.55     $ 10.90      $ 9.59      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.14)      (0.15)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        2.31        1.46       (0.36)
                          Total From Investment Operations         0.62        2.17        1.31       (0.41)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.21)      (0.52)          -            -
                         Total Dividends and Distributions       (1.21)      (0.52)          -            -
Net Asset Value, End of Period                                  $ 11.96     $ 12.55     $ 10.90       $ 9.59
Total Return..............................................  5.09%(   d)      20.44%      13.66%   (4.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 866       $ 787       $ 397         $ 10
     Ratio of Expenses to Average Net Assets..............  1.67%(   e)       1.67%       1.67%     1.55%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.67%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (1.21)%(e)     (1.15)%     (1.39)%   (1.25)%(e)
     Portfolio Turnover Rate..............................    147.8%(e)       88.3%       84.0%     51.3%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.50     $ 10.87      $ 9.59      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.08)      (0.16)      (0.17)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        2.31        1.45       (0.36)
                          Total From Investment Operations         0.61        2.15        1.28       (0.41)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.21)      (0.52)          -            -
                         Total Dividends and Distributions       (1.21)      (0.52)          -            -
Net Asset Value, End of Period                                  $ 11.90     $ 12.50     $ 10.87       $ 9.59
Total Return..............................................     5.03%(d)      20.30%      13.35%   (4.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 885       $ 756        $ 97          $ 9
     Ratio of Expenses to Average Net Assets..............     1.85%(e)       1.85%       1.85%     1.73%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.85%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (1.40)%(e)     (1.35)%     (1.58)%   (1.43)%(e)
     Portfolio Turnover Rate..............................    147.8%(e)       88.3%       84.0%     51.3%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.50     $ 10.89      $ 9.66
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.09)      (0.20)      (0.18)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        2.33        1.41
                          Total From Investment Operations         0.60        2.13        1.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.21)      (0.52)          -
                         Total Dividends and Distributions       (1.21)      (0.52)          -
Net Asset Value, End of Period                                  $ 11.89     $ 12.50     $ 10.89
Total Return..............................................     4.94%(d)      20.08%      12.73%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 683       $ 774        $ 11
     Ratio of Expenses to Average Net Assets..............     1.98%(e)       1.98%       1.98%
     Ratio of Net Investment Income to Average Net Assets.   (1.52)%(e)     (1.62)%     (1.70)%
     Portfolio Turnover Rate..............................    147.8%(e)       88.3%       84.0%


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.73     $ 10.99      $ 9.62      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.07)      (0.09)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        2.33        1.46       (0.35)
                          Total From Investment Operations         0.66        2.26        1.37       (0.38)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.21)      (0.52)          -            -
                         Total Dividends and Distributions       (1.21)      (0.52)          -            -
Net Asset Value, End of Period                                  $ 12.18     $ 12.73     $ 10.99       $ 9.62
Total Return..............................................     5.35%(d)      21.12%      14.24%   (3.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 282,406   $ 233,207   $ 130,356      $ 4,770
     Ratio of Expenses to Average Net Assets..............     1.10%(e)       1.10%       1.10%     0.98%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.10%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.64)%(e)     (0.59)%     (0.82)%   (0.68)%(e)
     Portfolio Turnover Rate..............................    147.8%(e)       88.3%       84.0%     51.3%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND III
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.64     $ 10.95      $ 9.61      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.10)      (0.12)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        2.31        1.46       (0.35)
                          Total From Investment Operations         0.65        2.21        1.34       (0.39)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.21)      (0.52)          -            -
                         Total Dividends and Distributions       (1.21)      (0.52)          -            -
Net Asset Value, End of Period                                  $ 12.08     $ 12.64     $ 10.95       $ 9.61
Total Return..............................................     5.31%(d)      20.72%      13.94%   (3.90)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,486     $ 2,271     $ 1,523         $ 10
     Ratio of Expenses to Average Net Assets..............     1.36%(e)       1.36%       1.36%     1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.36%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.90)%(e)     (0.85)%     (1.11)%   (0.96)%(e)
     Portfolio Turnover Rate..............................    147.8%(e)       88.3%       84.0%     51.3%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND III
Select shares
Net Asset Value, Beginning of Period......................      $ 12.61     $ 10.93      $ 9.60      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.12)      (0.13)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        2.32        1.46       (0.36)
                          Total From Investment Operations         0.63        2.20        1.33       (0.40)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.21)      (0.52)          -            -
                         Total Dividends and Distributions       (1.21)      (0.52)          -            -
Net Asset Value, End of Period                                  $ 12.03     $ 12.61     $ 10.93       $ 9.60
Total Return..............................................     5.15%(d)      20.67%      13.85%   (4.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 486       $ 332        $ 11         $ 10
     Ratio of Expenses to Average Net Assets..............     1.48%(e)       1.48%       1.48%     1.36%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.48%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (1.03)%(e)     (1.03)%     (1.21)%   (1.06)%(e)
     Portfolio Turnover Rate..............................    147.8%(e)       88.3%       84.0%     51.3%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.






                                                               2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.55     $ 16.79     $ 14.74      $ 13.02      $ 9.51      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.10)      (0.08)       (0.07)      (0.07)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.43        2.18        2.13         1.79        3.67      (0.24)
                          Total From Investment Operations         1.39        2.08        2.05         1.72        3.60      (0.30)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (3.26)      (1.32)          -            -       (0.09)      (0.15)
                         Total Dividends and Distributions       (3.26)      (1.32)          -            -       (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 15.68     $ 17.55     $ 16.79      $ 14.74     $ 13.02      $ 9.51
Total Return..............................................  8.83%(   c)      12.98%      13.91%       13.22%      38.18%     (3.24)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,826     $ 8,631     $ 6,150      $ 5,963     $ 4,284       $ 985
     Ratio of Expenses to Average Net Assets..............  1.57%(   d)       1.57%       1.57%        1.54%       1.57%       1.57%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.57%(   e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.56)%(d)     (0.57)%     (0.47)%      (0.50)%     (0.62)%     (0.76)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%        26.3%       44.1%       27.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 17.34     $ 16.63     $ 14.62      $ 12.94      $ 9.48      $ 9.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.12)      (0.11)       (0.10)      (0.08)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.41        2.15        2.12         1.78        3.63      (0.28)
                          Total From Investment Operations         1.35        2.03        2.01         1.68        3.55      (0.32)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (3.26)      (1.32)          -            -       (0.09)      (0.15)
                         Total Dividends and Distributions       (3.26)      (1.32)          -            -       (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 15.43     $ 17.34     $ 16.63      $ 14.62     $ 12.94      $ 9.48
Total Return..............................................     8.70%(c)      12.79%      13.75%       12.99%      37.76%     (3.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,260     $ 3,060     $ 2,865      $ 2,738     $ 2,028     $ 1,398
     Ratio of Expenses to Average Net Assets..............     1.75%(d)       1.75%       1.75%        1.72%       1.75%       1.75%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.75%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.75)%(d)     (0.75)%     (0.65)%      (0.68)%     (0.80)%     (0.94)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%        26.3%       44.1%       27.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.82     $ 17.07     $ 15.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.07)      (0.14)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        2.21        2.05
                          Total From Investment Operations         1.39        2.07        1.92
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (3.26)      (1.32)          -
                         Total Dividends and Distributions       (3.26)      (1.32)          -
Net Asset Value, End of Period                                  $ 15.95     $ 17.82     $ 17.07
Total Return..............................................     8.68%(c)      12.69%      12.67%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 350       $ 263        $ 11
     Ratio of Expenses to Average Net Assets..............     1.88%(d)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.88)%(d)     (0.85)%     (0.78)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 17.16     $ 16.49     $ 14.53      $ 12.89      $ 9.46      $ 9.94
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.15)      (0.14)       (0.13)      (0.11)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.40        2.14        2.10         1.77        3.63      (0.28)
                          Total From Investment Operations         1.34        1.99        1.96         1.64        3.52      (0.33)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (3.26)      (1.32)          -            -       (0.09)      (0.15)
                         Total Dividends and Distributions       (3.26)      (1.32)          -            -       (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 15.24     $ 17.16     $ 16.49      $ 14.53     $ 12.89      $ 9.46
Total Return(f)...........................................     8.73%(c)      12.65%      13.49%       12.73%      37.53%     (3.55)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 13,110    $ 11,900    $ 10,055      $ 6,843     $ 5,962     $ 4,867
     Ratio of Expenses to Average Net Assets..............     1.83%(d)       1.91%       1.95%        1.95%       1.95%       1.95%
     Ratio of Gross Expenses to Average Net Assets(g).....     1.86%(d)       1.91%       2.05%     2.11%(e)       2.57%          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.82)%(d)     (0.90)%     (0.85)%      (0.90)%     (1.00)%     (1.15)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%        26.3%       44.1%       27.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 18.14     $ 17.22     $ 15.03      $ 13.21      $ 9.60     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -           -         0.02         0.01          -       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.49        2.24        2.17         1.81        3.70      (0.21)
                          Total From Investment Operations         1.49        2.24        2.19         1.82        3.70      (0.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -           -
     Distributions from Realized Gains....................       (3.26)      (1.32)          -            -       (0.09)      (0.15)
                         Total Dividends and Distributions       (3.26)      (1.32)          -            -       (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 16.37     $ 18.14     $ 17.22      $ 15.03     $ 13.21      $ 9.60
Total Return..............................................     9.14%(c)      13.65%      14.60%       13.79%      38.87%     (2.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 214,067   $ 237,056   $ 287,753    $ 231,413   $ 174,262   $ 133,400
     Ratio of Expenses to Average Net Assets..............     1.00%(d)       1.00%       1.00%        0.97%       1.00%       1.00%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.00%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.01%(d)       0.00%       0.09%        0.07%     (0.04)%     (0.20)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%        26.3%       44.1%       27.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.90     $ 17.05     $ 14.92      $ 13.14      $ 9.56      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.04)      (0.03)       (0.03)      (0.03)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        2.21        2.16         1.81        3.70      (0.27)
                          Total From Investment Operations         1.44        2.17        2.13         1.78        3.67      (0.27)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (3.26)      (1.32)          -            -       (0.09)      (0.15)
                         Total Dividends and Distributions       (3.26)      (1.32)          -            -       (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 16.08     $ 17.90     $ 17.05      $ 14.92     $ 13.14      $ 9.56
Total Return..............................................     8.96%(c)      13.34%      14.28%       13.56%      38.71%     (2.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 15,997    $ 18,485    $ 17,400     $ 14,537    $ 12,008     $ 5,733
     Ratio of Expenses to Average Net Assets..............     1.26%(d)       1.26%       1.26%        1.24%       1.26%       1.26%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.26%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.25)%(d)     (0.26)%     (0.17)%      (0.19)%     (0.31)%     (0.47)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%        26.3%       44.1%       27.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PARTNERS SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 17.72     $ 16.92     $ 14.83      $ 13.08      $ 9.54      $ 9.97
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)        0.01       (0.04)      (0.04)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        2.18        2.08         1.79        3.67      (0.22)
                          Total From Investment Operations         1.43        2.12        2.09         1.75        3.63      (0.28)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (3.26)      (1.32)          -            -       (0.09)      (0.15)
                         Total Dividends and Distributions       (3.26)      (1.32)          -            -       (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 15.89     $ 17.72     $ 16.92      $ 14.83     $ 13.08      $ 9.54
Total Return..............................................     9.00%(c)      13.13%      14.09%       13.39%      38.37%     (3.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,190       $ 511       $ 375         $ 24        $ 16       $ 796
     Ratio of Expenses to Average Net Assets..............     1.38%(d)       1.38%       1.38%        1.35%       1.38%       1.37%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%   (1.38)%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.39)%(d)     (0.37)%       0.09%      (0.31)%     (0.43)%     (0.56)%
     Portfolio Turnover Rate..............................     40.0%(d)       36.2%       51.3%        26.3%       44.1%       27.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.






                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 18.70     $ 17.15     $ 15.83      $ 13.92     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -           -       (0.01)       (0.04)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        2.86        2.25         2.55        3.90
                          Total From Investment Operations         1.24        2.86        2.24         2.51        3.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -
     Distributions from Realized Gains....................       (1.05)      (1.31)      (0.90)       (0.60)          -
                         Total Dividends and Distributions       (1.05)      (1.31)      (0.92)       (0.60)          -
Net Asset Value, End of Period                                  $ 18.89     $ 18.70     $ 17.15      $ 15.83     $ 13.92
Total Return..............................................  6.80%(   d)      17.62%      14.43%       18.63%   39.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 23,439    $ 22,791    $ 12,127      $ 6,422       $ 258
     Ratio of Expenses to Average Net Assets..............  1.57%(   e)       1.57%       1.57%        1.57%    1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%  1.57%(   f)  1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.04)%(e)       0.00%     (0.05)%      (0.23)%    0.19%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       60.4%       43.1%        46.7%    67.2%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 18.57     $ 17.07     $ 15.78      $ 13.89     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.03)      (0.04)       (0.06)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        2.84        2.25         2.55        3.89
                          Total From Investment Operations         1.22        2.81        2.21         2.49        3.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)           -           -
     Distributions from Realized Gains....................       (1.05)      (1.31)      (0.90)       (0.60)          -
                         Total Dividends and Distributions       (1.05)      (1.31)      (0.92)       (0.60)          -
Net Asset Value, End of Period                                  $ 18.74     $ 18.57     $ 17.07      $ 15.78     $ 13.89
Total Return..............................................     6.74%(d)      17.39%      14.27%       18.52%   38.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 20,820    $ 19,158    $ 14,395      $ 6,888       $ 702
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.75%        1.75%    1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.75%(f)  1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.23)%(e)     (0.19)%     (0.23)%      (0.40)%  (0.04)%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       60.4%       43.1%        46.7%    67.2%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 18.75     $ 17.24     $ 16.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.05)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        2.87        2.17
                          Total From Investment Operations         1.22        2.82        2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.02)
     Distributions from Realized Gains....................       (1.05)      (1.31)      (0.90)
                         Total Dividends and Distributions       (1.05)      (1.31)      (0.92)
Net Asset Value, End of Period                                  $ 18.92     $ 18.75     $ 17.24
Total Return..............................................     6.67%(d)      17.26%      13.45%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,119     $ 2,490       $ 130
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.37)%(e)     (0.29)%     (0.30)%
     Portfolio Turnover Rate..............................     60.2%(e)       60.4%       43.1%


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 18.99     $ 17.37     $ 15.95      $ 13.99     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.10        0.09         0.05        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        2.90        2.26         2.57        3.91
                          Total From Investment Operations         1.32        3.00        2.35         2.62        3.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.07)      (0.03)       (0.06)          -
     Distributions from Realized Gains....................       (1.05)      (1.31)      (0.90)       (0.60)          -
                         Total Dividends and Distributions       (1.14)      (1.38)      (0.93)       (0.66)          -
Net Asset Value, End of Period                                  $ 19.17     $ 18.99     $ 17.37      $ 15.95     $ 13.99
Total Return..............................................     7.16%(d)      18.31%      15.04%       19.39%   39.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 427,316   $ 357,882   $ 202,697    $ 104,765    $ 51,198
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       1.00%        1.00%    1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.00%(f)  1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.52%(e)       0.57%       0.52%        0.32%    0.73%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       60.4%       43.1%        46.7%    67.2%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 18.89     $ 17.29     $ 15.91      $ 13.95     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.06        0.04         0.03        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        2.88        2.27         2.55        3.91
                          Total From Investment Operations         1.29        2.94        2.31         2.58        3.95
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.03)      (0.03)       (0.02)          -
     Distributions from Realized Gains....................       (1.05)      (1.31)      (0.90)       (0.60)          -
                         Total Dividends and Distributions       (1.09)      (1.34)      (0.93)       (0.62)          -
Net Asset Value, End of Period                                  $ 19.09     $ 18.89     $ 17.29      $ 15.91     $ 13.95
Total Return..............................................     7.01%(d)      17.97%      14.78%       19.14%   39.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 27,042    $ 19,682    $ 11,704      $ 3,196       $ 194
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.26%        1.26%    1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.27%(f)  1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.26%(e)       0.31%       0.26%        0.17%    0.46%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       60.4%       43.1%        46.7%    67.2%(e)


                                                                2007(a)        2006        2005         2004     2003(b)
                                                                ----           ----        ----         ----     ----
PARTNERS SMALLCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 18.85     $ 17.25     $ 15.90      $ 13.94     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.04        0.03       (0.01)        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        2.88        2.25         2.58        3.91
                          Total From Investment Operations         1.28        2.92        2.28         2.57        3.94
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.01)      (0.03)       (0.01)          -
     Distributions from Realized Gains....................       (1.05)      (1.31)      (0.90)       (0.60)          -
                         Total Dividends and Distributions       (1.07)      (1.32)      (0.93)       (0.61)          -
Net Asset Value, End of Period                                  $ 19.06     $ 18.85     $ 17.25      $ 15.90     $ 13.94
Total Return..............................................     6.95%(d)      17.87%      14.59%       19.02%   39.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,618     $ 4,794     $ 2,269        $ 909       $ 141
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.38%        1.38%    1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     1.38%(f)  1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.11%(e)       0.20%       0.15%      (0.04)%    0.34%(e)
     Portfolio Turnover Rate..............................     60.2%(e)       60.4%       43.1%        46.7%    67.2%(e)

(a) Six months ended April 30, 2007.
(b) Period from December 30, 2002,  date operations  commenced,  through October
    31, 2003.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.





                                                               2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.79     $ 12.03     $ 10.33      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.01)      (0.07)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        2.33        1.81         0.35
                          Total From Investment Operations         0.93        2.32        1.74         0.33
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.30)      (0.56)      (0.04)           -
                         Total Dividends and Distributions       (1.30)      (0.56)      (0.04)           -
Net Asset Value, End of Period                                  $ 13.42     $ 13.79     $ 12.03      $ 10.33
Total Return..............................................  7.10%(   d)      19.91%      16.85%     3.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,630     $ 3,772     $ 3,235         $ 10
     Ratio of Expenses to Average Net Assets..............  1.57%(   e)       1.57%       1.57%     1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.10)%(e)     (0.10)%     (0.62)%   (0.58)%(e)
     Portfolio Turnover Rate..............................     36.4%(e)       40.4%       50.8%      4.8%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 11.99     $ 10.32      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.03)      (0.09)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        2.32        1.80         0.35
                          Total From Investment Operations         0.91        2.29        1.71         0.32
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.30)      (0.56)      (0.04)           -
                         Total Dividends and Distributions       (1.30)      (0.56)      (0.04)           -
Net Asset Value, End of Period                                  $ 13.33     $ 13.72     $ 11.99      $ 10.32
Total Return..............................................     6.98%(d)      19.72%      16.58%     3.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,479       $ 705       $ 503         $ 10
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.75%     1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.33)%(e)     (0.27)%     (0.75)%   (0.75)%(e)
     Portfolio Turnover Rate..............................     36.4%(e)       40.4%       50.8%      4.8%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.75     $ 12.02     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.04)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        2.33        1.76
                          Total From Investment Operations         0.90        2.29        1.66
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.30)      (0.56)      (0.04)
                         Total Dividends and Distributions       (1.30)      (0.56)      (0.04)
Net Asset Value, End of Period                                  $ 13.35     $ 13.75     $ 12.02
Total Return..............................................     6.89%(d)      19.67%      15.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 223       $ 129        $ 12
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.43)%(e)     (0.34)%     (0.85)%
     Portfolio Turnover Rate..............................     36.4%(e)       40.4%       50.8%


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.98     $ 12.12     $ 10.35      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.06          -            -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.95        2.36        1.81         0.35
                          Total From Investment Operations         0.98        2.42        1.81         0.35
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)          -           -            -
     Distributions from Realized Gains....................       (1.30)      (0.56)      (0.04)           -
                         Total Dividends and Distributions       (1.37)      (0.56)      (0.04)           -
Net Asset Value, End of Period                                  $ 13.59     $ 13.98     $ 12.12      $ 10.35
Total Return..............................................     7.39%(d)      20.61%      17.55%     3.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 411,276   $ 359,928   $ 293,375     $ 20,666
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       1.00%     1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.45%(e)       0.49%     (0.03)%     0.00%(e)
     Portfolio Turnover Rate..............................     36.4%(e)       40.4%       50.8%      4.8%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.90     $ 12.08     $ 10.34      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.03      (0.03)       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        2.35        1.81         0.35
                          Total From Investment Operations         0.95        2.38        1.78         0.34
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -           -            -
     Distributions from Realized Gains....................       (1.30)      (0.56)      (0.04)           -
                         Total Dividends and Distributions       (1.33)      (0.56)      (0.04)           -
Net Asset Value, End of Period                                  $ 13.52     $ 13.90     $ 12.08      $ 10.34
Total Return..............................................     7.22%(d)      20.34%      17.25%     3.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,199     $ 1,170       $ 123         $ 11
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.26%     1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.15%(e)       0.23%     (0.28)%   (0.26)%(e)
     Portfolio Turnover Rate..............................     36.4%(e)       40.4%       50.8%      4.8%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 13.85     $ 12.05     $ 10.34      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -         0.01      (0.06)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        2.35        1.81         0.36
                          Total From Investment Operations         0.94        2.36        1.75         0.34
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -           -            -
     Distributions from Realized Gains....................       (1.30)      (0.56)      (0.04)           -
                         Total Dividends and Distributions       (1.31)      (0.56)      (0.04)           -
Net Asset Value, End of Period                                  $ 13.48     $ 13.85     $ 12.05      $ 10.34
Total Return..............................................     7.18%(d)      20.22%      16.95%     3.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,311     $ 1,231       $ 669         $ 10
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.38%     1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.04%(e)       0.10%     (0.56)%   (0.40)%(e)
     Portfolio Turnover Rate..............................     36.4%(e)       40.4%       50.8%      4.8%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
    2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.





                                                               2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PREFERRED SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.69     $ 10.54     $ 11.31      $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.28        0.55        0.56         0.26
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.09      (0.39)         0.25
                          Total From Investment Operations         0.28        0.64        0.17         0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.49)      (0.94)           -
                         Total Dividends and Distributions       (0.28)      (0.49)      (0.94)           -
Net Asset Value, End of Period                                  $ 10.69     $ 10.69     $ 10.54      $ 11.31
Total Return..............................................  2.66%(   d)       6.30%       1.49%     4.72%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,328       $ 655        $ 10         $ 10
     Ratio of Expenses to Average Net Assets..............  1.32%(   e)       1.32%       1.32%     1.32%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.29%(e)       5.21%       5.10%     5.55%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%       17.8%     14.0%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PREFERRED SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.67     $ 10.52     $ 11.30      $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.53        0.54         0.25
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03        0.09      (0.40)         0.25
                          Total From Investment Operations         0.27        0.62        0.14         0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.47)      (0.92)           -
                         Total Dividends and Distributions       (0.27)      (0.47)      (0.92)           -
Net Asset Value, End of Period                                  $ 10.67     $ 10.67     $ 10.52      $ 11.30
Total Return..............................................     2.57%(d)       6.12%       1.25%     4.63%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 430        $ 22        $ 15         $ 10
     Ratio of Expenses to Average Net Assets..............     1.50%(e)       1.50%       1.50%     1.50%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.48%(e)       5.00%       4.96%     5.36%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%       17.8%     14.0%(e)


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PREFERRED SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.70     $ 10.56     $ 11.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.26        0.52        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.08      (0.39)
                          Total From Investment Operations         0.26        0.60        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.46)      (0.91)
                         Total Dividends and Distributions       (0.26)      (0.46)      (0.91)
Net Asset Value, End of Period                                  $ 10.70     $ 10.70     $ 10.56
Total Return..............................................     2.49%(d)       5.87%    1.14%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 444       $ 176         $ 9
     Ratio of Expenses to Average Net Assets..............     1.63%(e)       1.63%    1.63%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.91%(e)       4.97%    4.78%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%    17.8%(e)


                                                                2007(a)        2006        2005      2004(h)
                                                                ----           ----        ----      ----
PREFERRED SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.62     $ 10.48     $ 11.25      $ 11.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.27        0.51        0.52         0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.10      (0.38)       (0.27)
                          Total From Investment Operations         0.27        0.61        0.14         0.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.47)      (0.91)           -
                         Total Dividends and Distributions       (0.27)      (0.47)      (0.91)           -
Net Asset Value, End of Period                                  $ 10.62     $ 10.62     $ 10.48      $ 11.25
Total Return(f)...........................................     2.54%(d)       5.95%       1.27%     1.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 26,629    $ 24,881    $ 24,037     $ 16,472
     Ratio of Expenses to Average Net Assets..............     1.52%(e)       1.58%       1.60%     1.59%(e)
     Ratio of Gross Expenses to Average Net Assets(g).....     1.55%(e)       1.58%       1.63%     2.13%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.10%(e)       4.92%       4.84%     5.13%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%       17.8%     14.0%(e)


                                                                2007(a)        2006        2005         2004        2003     2002(i)
                                                                ----           ----        ----         ----        ----     ----
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.73     $ 10.58     $ 11.34      $ 11.21     $ 10.30     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.31        0.61        0.62         0.65        0.61        0.24
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.09      (0.39)       (0.07)        0.40        0.06
                          Total From Investment Operations         0.31        0.70        0.23         0.58        1.01        0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.55)      (0.99)       (0.45)      (0.10)          -
                         Total Dividends and Distributions       (0.31)      (0.55)      (0.99)       (0.45)      (0.10)          -
Net Asset Value, End of Period                                  $ 10.73     $ 10.73     $ 10.58      $ 11.34     $ 11.21     $ 10.30
Total Return..............................................     2.94%(d)       6.88%       2.07%        5.32%       9.84%    3.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 603,617   $ 580,507   $ 330,862    $ 202,386   $ 121,828    $ 12,849
     Ratio of Expenses to Average Net Assets..............     0.75%(e)       0.75%       0.75%        0.75%       0.75%    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.86%(e)       5.77%       5.68%        5.83%       5.68%    7.04%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%       17.8%        14.0%       31.1%    11.3%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PREFERRED SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.71     $ 10.56     $ 11.32      $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.30        0.58        0.59         0.27
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.10      (0.38)         0.25
                          Total From Investment Operations         0.29        0.68        0.21         0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.53)      (0.97)           -
                         Total Dividends and Distributions       (0.30)      (0.53)      (0.97)           -
Net Asset Value, End of Period                                  $ 10.70     $ 10.71     $ 10.56      $ 11.32
Total Return..............................................     2.72%(d)       6.62%       1.84%     4.81%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 463        $ 33        $ 10         $ 11
     Ratio of Expenses to Average Net Assets..............     1.01%(e)       1.01%       1.01%     1.01%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.55%(e)       5.50%       5.43%     5.86%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%       17.8%     14.0%(e)


                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
PREFERRED SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.70     $ 10.55     $ 11.32      $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.31        0.56        0.58         0.27
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.03)        0.10      (0.39)         0.25
                          Total From Investment Operations         0.28        0.66        0.19         0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.51)      (0.96)           -
                         Total Dividends and Distributions       (0.29)      (0.51)      (0.96)           -
Net Asset Value, End of Period                                  $ 10.69     $ 10.70     $ 10.55      $ 11.32
Total Return..............................................     2.66%(d)       6.50%       1.65%     4.81%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 204        $ 10        $ 10         $ 11
     Ratio of Expenses to Average Net Assets..............     1.13%(e)       1.13%       1.13%     1.13%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.78%(e)       5.37%       5.28%     5.73%(e)
     Portfolio Turnover Rate..............................     45.6%(e)       22.4%       17.8%     14.0%(e)

(a) Six months ended April 30, 2007.
(b) Period from June 1, 2004,  date  operations  commenced,  through October 31,
    2004.
(c) Calculated based on average shares outstanding during the period.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.
(h) Period from December 29, 2003,  date operations  commenced,  through October
    31, 2004.
(i) Period from May 1, 2002,  date  operations  commenced,  through  October 31,
    2002.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.14     $ 12.04     $ 11.56      $ 10.59      $ 9.36      $ 9.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.33        0.28         0.11        0.09      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55        1.08        0.54         0.97        1.24      (0.33)
                          Total From Investment Operations         0.79        1.41        0.82         1.08        1.33      (0.37)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.23)      (0.24)       (0.11)      (0.10)      (0.10)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)           -           -           -
                         Total Dividends and Distributions       (0.41)      (0.31)      (0.34)       (0.11)      (0.10)      (0.10)
Net Asset Value, End of Period                                  $ 13.52     $ 13.14     $ 12.04      $ 11.56     $ 10.59      $ 9.36
Total Return..............................................  6.14%(   c)      11.94%       7.23%       10.29%      14.39%     (3.81)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 69,093    $ 50,488    $ 20,694     $ 10,270     $ 3,674     $ 2,462
     Ratio of Expenses to Average Net Assets(d)...........  0.69%(   e)       0.69%       0.69%        0.69%       0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.     3.59%(e)       2.63%       2.32%        1.02%       0.96%       2.22%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%        34.3%       47.8%       17.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.10     $ 12.00     $ 11.55      $ 10.58      $ 9.35      $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.30        0.26         0.09        0.04        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.56        1.09        0.53         0.97        1.28      (0.58)
                          Total From Investment Operations         0.78        1.39        0.79         1.06        1.32      (0.39)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.21)      (0.24)       (0.09)      (0.09)      (0.08)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)           -           -           -
                         Total Dividends and Distributions       (0.39)      (0.29)      (0.34)       (0.09)      (0.09)      (0.08)
Net Asset Value, End of Period                                  $ 13.49     $ 13.10     $ 12.00      $ 11.55     $ 10.58      $ 9.35
Total Return..............................................     6.04%(c)      11.77%       6.95%       10.10%      14.20%     (3.98)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 48,868    $ 36,680    $ 21,112      $ 8,554     $ 1,683        $ 11
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.87%       0.87%        0.87%       0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.     3.39%(e)       2.43%       2.17%        0.80%       0.35%       2.50%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%        34.3%       47.8%       17.6%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.15     $ 12.05     $ 11.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.29        0.22
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.56        1.08        0.55
                          Total From Investment Operations         0.78        1.37        0.77
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.19)      (0.24)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)
                         Total Dividends and Distributions       (0.37)      (0.27)      (0.34)
Net Asset Value, End of Period                                  $ 13.56     $ 13.15     $ 12.05
Total Return..............................................     6.03%(c)      11.58%       6.72%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,835     $ 6,230     $ 1,343
     Ratio of Expenses to Average Net Assets(d)...........     1.00%(e)       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     3.27%(e)       2.35%       1.82%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2010 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.17     $ 12.07     $ 11.59      $ 10.60      $ 9.36      $ 9.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.33        0.29         0.13        0.04        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55        1.08        0.53         0.95        1.26      (0.51)
                          Total From Investment Operations         0.80        1.41        0.82         1.08        1.30      (0.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.23)      (0.24)       (0.09)      (0.06)      (0.06)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)           -           -           -
                         Total Dividends and Distributions       (0.41)      (0.31)      (0.34)       (0.09)      (0.06)      (0.06)
Net Asset Value, End of Period                                  $ 13.56     $ 13.17     $ 12.07      $ 11.59     $ 10.60      $ 9.36
Total Return(f)...........................................     6.21%(c)      11.88%       7.20%       10.21%      13.92%     (4.16)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 239,331   $ 191,674   $ 106,539     $ 59,805    $ 27,052     $ 5,071
     Ratio of Expenses to Average Net Assets(d)...........     0.63%(e)       0.69%       0.73%        0.78%       1.05%       1.05%
     Ratio of Gross Expenses to Average Net Assets(d),(g).     0.67%(e)       0.69%          -%        0.78%       1.05%          -%
     Ratio of Net Investment Income to Average Net Assets.     3.74%(e)       2.66%       2.46%        1.16%       0.39%       1.79%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%        34.3%       47.8%       17.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.27     $ 12.15     $ 11.61      $ 10.63      $ 9.40      $ 9.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.28        0.41        0.36         0.20        0.14        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.56        1.09        0.53         0.95        1.25      (0.51)
                          Total From Investment Operations         0.84        1.50        0.89         1.15        1.39      (0.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.30)      (0.25)       (0.17)      (0.16)      (0.16)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)           -           -           -
                         Total Dividends and Distributions       (0.49)      (0.38)      (0.35)       (0.17)      (0.16)      (0.16)
Net Asset Value, End of Period                                  $ 13.62     $ 13.27     $ 12.15      $ 11.61     $ 10.63      $ 9.40
Total Return..............................................     6.46%(c)      12.64%       7.78%       10.97%      15.00%     (3.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 898,606   $ 668,274   $ 408,886    $ 226,885   $ 112,143    $ 35,188
     Ratio of Expenses to Average Net Assets(d)...........     0.12%(e)       0.12%       0.12%        0.12%       0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.     4.16%(e)       3.24%       3.05%        1.80%       1.41%       2.84%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%        34.3%       47.8%       17.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2010 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.20     $ 12.09     $ 11.58      $ 10.61      $ 9.38      $ 9.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.37        0.31         0.14        0.11      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55        1.09        0.54         0.98        1.25      (0.31)
                          Total From Investment Operations         0.81        1.46        0.85         1.12        1.36      (0.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.38)      (0.27)      (0.24)       (0.15)      (0.13)      (0.13)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)           -           -           -
                         Total Dividends and Distributions       (0.45)      (0.35)      (0.34)       (0.15)      (0.13)      (0.13)
Net Asset Value, End of Period                                  $ 13.56     $ 13.20     $ 12.09      $ 11.58     $ 10.61      $ 9.38
Total Return..............................................     6.29%(c)      12.31%       7.51%       10.61%      14.73%     (3.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 119,119    $ 81,573    $ 21,733      $ 5,551     $ 1,224       $ 334
     Ratio of Expenses to Average Net Assets(d)...........     0.38%(e)       0.38%       0.38%        0.38%       0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.     3.90%(e)       2.97%       2.69%        1.22%       1.14%       2.93%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%        34.3%       47.8%       17.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2010 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.17     $ 12.07     $ 11.57      $ 10.60      $ 9.37      $ 9.84
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.36        0.25         0.10        0.12        0.28
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55        1.07        0.59         1.00        1.23      (0.63)
                          Total From Investment Operations         0.80        1.43        0.84         1.10        1.35      (0.35)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.25)      (0.24)       (0.13)      (0.12)      (0.12)
     Distributions from Realized Gains....................       (0.07)      (0.08)      (0.10)           -           -           -
                         Total Dividends and Distributions       (0.43)      (0.33)      (0.34)       (0.13)      (0.12)      (0.12)
Net Asset Value, End of Period                                  $ 13.54     $ 13.17     $ 12.07      $ 11.57     $ 10.60      $ 9.37
Total Return..............................................     6.25%(c)      12.12%       7.41%       10.49%      14.60%     (3.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 39,979    $ 26,768    $ 11,896      $ 1,501        $ 11         $ 9
     Ratio of Expenses to Average Net Assets(d)...........     0.50%(e)       0.50%       0.50%        0.50%       0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     3.81%(e)       2.87%       2.19%        0.89%       1.18%       2.89%
     Portfolio Turnover Rate..............................     25.3%(e)       16.6%       10.2%        34.3%       47.8%       17.6%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.61     $ 12.22     $ 11.46      $ 10.52      $ 9.11      $ 9.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.27        0.22         0.11        0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.77        1.47        0.86         0.96        1.42      (0.48)
                          Total From Investment Operations         1.01        1.74        1.08         1.07        1.49      (0.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.33)      (0.25)      (0.23)       (0.13)      (0.08)      (0.08)
     Distributions from Realized Gains....................       (0.09)      (0.10)      (0.09)           -           -           -
                         Total Dividends and Distributions       (0.42)      (0.35)      (0.32)       (0.13)      (0.08)      (0.08)
Net Asset Value, End of Period                                  $ 14.20     $ 13.61     $ 12.22      $ 11.46     $ 10.52      $ 9.11
Total Return..............................................  7.54%(   c)      14.52%       9.55%       10.24%      16.52%     (5.22)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 129,442    $ 93,449    $ 33,721     $ 12,657     $ 4,106     $ 1,917
     Ratio of Expenses to Average Net Assets(d)...........  0.69%(   e)       0.69%       0.69%        0.69%       0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.     3.57%(e)       2.06%       1.82%        0.95%       0.75%       1.76%
     Portfolio Turnover Rate..............................     27.9%(e)        7.4%        5.5%        27.0%       41.1%       12.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.56     $ 12.18     $ 11.44      $ 10.50      $ 9.10      $ 9.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.25        0.21         0.06        0.03        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        1.45        0.85         0.99        1.44      (0.53)
                          Total From Investment Operations         1.00        1.70        1.06         1.05        1.47      (0.52)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.22)      (0.23)       (0.11)      (0.07)      (0.06)
     Distributions from Realized Gains....................       (0.09)      (0.10)      (0.09)           -           -           -
                         Total Dividends and Distributions       (0.40)      (0.32)      (0.32)       (0.11)      (0.07)      (0.06)
Net Asset Value, End of Period                                  $ 14.16     $ 13.56     $ 12.18      $ 11.44     $ 10.50      $ 9.10
Total Return..............................................     7.45%(c)      14.28%       9.37%       10.06%      16.22%     (5.40)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 90,086    $ 71,913    $ 35,959     $ 12,193     $ 1,986        $ 69
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.87%       0.87%        0.87%       0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.     3.54%(e)       1.92%       1.77%        0.51%       0.29%       1.76%
     Portfolio Turnover Rate..............................     27.9%(e)        7.4%        5.5%        27.0%       41.1%       12.3%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.62     $ 12.23     $ 11.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.21        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.77        1.49        0.92
                          Total From Investment Operations         0.99        1.70        1.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.21)      (0.23)
     Distributions from Realized Gains....................       (0.09)      (0.10)      (0.09)
                         Total Dividends and Distributions       (0.38)      (0.31)      (0.32)
Net Asset Value, End of Period                                  $ 14.23     $ 13.62     $ 12.23
Total Return..............................................     7.35%(c)      14.15%       9.12%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 24,094    $ 14,417     $ 2,799
     Ratio of Expenses to Average Net Assets(d)...........     1.00%(e)       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     3.14%(e)       1.61%       1.03%
     Portfolio Turnover Rate..............................     27.9%(e)        7.4%        5.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2020 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.24     $ 11.48      $ 10.53      $ 9.11      $ 9.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.28        0.24         0.11        0.03        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        1.46        0.84         0.95        1.43      (0.63)
                          Total From Investment Operations         1.00        1.74        1.08         1.06        1.46      (0.54)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.33)      (0.24)      (0.23)       (0.11)      (0.04)      (0.04)
     Distributions from Realized Gains....................       (0.09)      (0.10)      (0.09)           -           -           -
                         Total Dividends and Distributions       (0.42)      (0.34)      (0.32)       (0.11)      (0.04)      (0.04)
Net Asset Value, End of Period                                  $ 14.22     $ 13.64     $ 12.24      $ 11.48     $ 10.53      $ 9.11
Total Return(f)...........................................     7.46%(c)      14.55%       9.52%       10.10%      16.09%     (5.56)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 463,368   $ 356,350   $ 187,253     $ 97,035    $ 45,114     $ 8,645
     Ratio of Expenses to Average Net Assets(d)...........     0.64%(e)       0.69%       0.73%        0.78%       1.01%       1.05%
     Ratio of Gross Expenses to Average Net Assets(d),(g).     0.67%(e)       0.69%          -%        0.78%       1.01%          -%
     Ratio of Net Investment Income to Average Net Assets.     3.75%(e)       2.21%       2.02%        1.01%       0.31%       1.46%
     Portfolio Turnover Rate..............................     27.9%(e)        7.4%        5.5%        27.0%       41.1%       12.3%


                                                               2007(a)         2006         2005        2004        2003        2002
                                                               ----            ----         ----        ----        ----        ----
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 13.73      $ 12.32      $ 11.49     $ 10.55      $ 9.14      $ 9.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............        0.29         0.36         0.31        0.18        0.12        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.76         1.47         0.85        0.95        1.42      (0.63)
                         Total From Investment Operations         1.05         1.83         1.16        1.13        1.54      (0.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.41)       (0.32)       (0.24)      (0.19)      (0.13)      (0.14)
     Distributions from Realized Gains....................      (0.09)       (0.10)       (0.09)          -           -           -
                        Total Dividends and Distributions       (0.50)       (0.42)       (0.33)      (0.19)      (0.13)      (0.14)
Net Asset Value, End of Period                                 $ 14.28      $ 13.73      $ 12.32     $ 11.49     $ 10.55      $ 9.14
Total Return..............................................    7.80%(c)       15.23%       10.20%      10.85%      17.14%     (4.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$ 1,747,753  $ 1,243,217    $ 668,863   $ 322,168   $ 145,767    $ 42,265
     Ratio of Expenses to Average Net Assets(d)...........    0.12%(e)        0.12%        0.12%       0.12%       0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.    4.15%(e)        2.78%        2.59%       1.63%       1.25%       2.34%
     Portfolio Turnover Rate..............................    27.9%(e)         7.4%         5.5%       27.0%       41.1%       12.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2020 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.67     $ 12.27     $ 11.47      $ 10.53      $ 9.13      $ 9.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.30        0.26         0.16        0.09      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        1.49        0.87         0.94        1.42      (0.45)
                          Total From Investment Operations         1.02        1.79        1.13         1.10        1.51      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.37)      (0.29)      (0.24)       (0.16)      (0.11)      (0.11)
     Distributions from Realized Gains....................       (0.09)      (0.10)      (0.09)           -           -           -
                         Total Dividends and Distributions       (0.46)      (0.39)      (0.33)       (0.16)      (0.11)      (0.11)
Net Asset Value, End of Period                                  $ 14.23     $ 13.67     $ 12.27      $ 11.47     $ 10.53      $ 9.13
Total Return..............................................     7.62%(c)      14.91%       9.92%       10.58%      16.73%     (4.91)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 210,613   $ 129,616    $ 37,539      $ 8,498     $ 2,804       $ 721
     Ratio of Expenses to Average Net Assets(d)...........     0.38%(e)       0.38%       0.38%        0.38%       0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.     3.76%(e)       2.35%       2.15%        1.41%       0.97%       2.27%
     Portfolio Turnover Rate..............................     27.9%(e)        7.4%        5.5%        27.0%       41.1%       12.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2020 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.24     $ 11.46      $ 10.53      $ 9.12      $ 9.70
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.30        0.19         0.06        0.10        0.24
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        1.47        0.92         1.02        1.41      (0.72)
                          Total From Investment Operations         1.02        1.77        1.11         1.08        1.51      (0.48)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.27)      (0.24)       (0.15)      (0.10)      (0.10)
     Distributions from Realized Gains....................       (0.09)      (0.10)      (0.09)           -           -           -
                         Total Dividends and Distributions       (0.45)      (0.37)      (0.33)       (0.15)      (0.10)      (0.10)
Net Asset Value, End of Period                                  $ 14.21     $ 13.64     $ 12.24      $ 11.46     $ 10.53      $ 9.12
Total Return..............................................     7.58%(c)      14.79%       9.75%       10.35%      16.73%     (5.04)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 84,234    $ 53,209    $ 18,811      $ 1,529        $ 11         $ 9
     Ratio of Expenses to Average Net Assets(d)...........     0.50%(e)       0.50%       0.50%        0.50%       0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     3.77%(e)       2.33%       1.48%        0.54%       1.02%       2.50%
     Portfolio Turnover Rate..............................     27.9%(e)        7.4%        5.5%        27.0%       41.1%       12.3%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.55     $ 12.06     $ 11.18      $ 10.22      $ 8.74      $ 9.49
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.21        0.14         0.08        0.04          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        1.64        1.03         0.97        1.49      (0.66)
                          Total From Investment Operations         1.10        1.85        1.17         1.05        1.53      (0.66)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.24)      (0.21)       (0.09)      (0.05)      (0.09)
     Distributions from Realized Gains....................       (0.10)      (0.12)      (0.08)           -           -           -
                         Total Dividends and Distributions       (0.40)      (0.36)      (0.29)       (0.09)      (0.05)      (0.09)
Net Asset Value, End of Period                                  $ 14.25     $ 13.55     $ 12.06      $ 11.18     $ 10.22      $ 8.74
Total Return..............................................  8.24%(   c)      15.62%      10.59%       10.33%      17.61%     (7.09)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 113,864    $ 79,100    $ 27,967      $ 6,081     $ 1,781       $ 646
     Ratio of Expenses to Average Net Assets(d)...........  0.69%(   e)       0.69%       0.69%        0.69%       0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.     3.47%(e)       1.68%       1.21%        0.70%       0.43%       1.35%
     Portfolio Turnover Rate..............................     27.7%(e)        9.4%        4.8%        30.7%  52.4%(  f)       19.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.49     $ 12.01     $ 11.15      $ 10.19      $ 8.73      $ 9.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.21        0.15         0.05      (0.01)        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        1.61        1.00         0.98        1.51      (0.79)
                          Total From Investment Operations         1.08        1.82        1.15         1.03        1.50      (0.68)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.22)      (0.21)       (0.07)      (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.10)      (0.12)      (0.08)           -           -           -
                         Total Dividends and Distributions       (0.37)      (0.34)      (0.29)       (0.07)      (0.04)      (0.07)
Net Asset Value, End of Period                                  $ 14.20     $ 13.49     $ 12.01      $ 11.15     $ 10.19      $ 8.73
Total Return..............................................     8.17%(c)      15.39%      10.42%       10.16%      17.20%     (7.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 81,177    $ 60,034    $ 30,522     $ 10,544     $ 2,905        $ 12
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.87%       0.87%        0.87%       0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.     3.41%(e)       1.66%       1.29%        0.45%     (0.07)%       1.64%
     Portfolio Turnover Rate..............................     27.7%(e)        9.4%        4.8%        30.7%    52.4%(f)       19.9%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.51     $ 12.03     $ 11.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.20        0.12        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.87        1.68        1.08
                          Total From Investment Operations         1.07        1.80        1.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.20)      (0.20)
     Distributions from Realized Gains....................       (0.10)      (0.12)      (0.08)
                         Total Dividends and Distributions       (0.35)      (0.32)      (0.28)
Net Asset Value, End of Period                                  $ 14.23     $ 13.51     $ 12.03
Total Return..............................................     8.08%(c)      15.21%      10.19%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 19,555    $ 11,490     $ 1,366
     Ratio of Expenses to Average Net Assets(d)...........     1.00%(e)       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     2.98%(e)       0.96%       0.37%
     Portfolio Turnover Rate..............................     27.7%(e)        9.4%        4.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2030 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.55     $ 12.06     $ 11.18      $ 10.21      $ 8.74      $ 9.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.24        0.19         0.08      (0.01)        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        1.60        0.98         0.96        1.49      (0.78)
                          Total From Investment Operations         1.10        1.84        1.17         1.04        1.48      (0.71)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.23)      (0.21)       (0.07)      (0.01)      (0.05)
     Distributions from Realized Gains....................       (0.10)      (0.12)      (0.08)           -           -           -
                         Total Dividends and Distributions       (0.39)      (0.35)      (0.29)       (0.07)      (0.01)      (0.05)
Net Asset Value, End of Period                                  $ 14.26     $ 13.55     $ 12.06      $ 11.18     $ 10.21      $ 8.74
Total Return(g)...........................................     8.28%(c)      15.51%      10.57%       10.18%      16.91%     (7.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 377,054   $ 292,775   $ 157,396     $ 95,677    $ 55,252     $ 7,610
     Ratio of Expenses to Average Net Assets(d)...........     0.67%(e)       0.72%       0.79%        0.87%       1.09%       1.05%
     Ratio of Gross Expenses to Average Net Assets(d),(h).     0.70%(e)       0.72%          -%        0.87%       1.09%          -%
     Ratio of Net Investment Income to Average Net Assets.     3.67%(e)       1.88%       1.59%        0.75%     (0.06)%       0.96%
     Portfolio Turnover Rate..............................     27.7%(e)        9.4%        4.8%        30.7%    52.4%(f)       19.9%


                                                               2007(a)         2006         2005        2004        2003        2002
                                                               ----            ----         ----        ----        ----        ----
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 13.62      $ 12.12      $ 11.17     $ 10.21      $ 8.77      $ 9.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............        0.28         0.31         0.26        0.15        0.09        0.17
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.86         1.62         0.98        0.96        1.48      (0.79)
                         Total From Investment Operations         1.14         1.93         1.24        1.11        1.57      (0.62)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.38)       (0.31)       (0.21)      (0.15)      (0.13)      (0.14)
     Distributions from Realized Gains....................      (0.10)       (0.12)       (0.08)          -           -           -
                        Total Dividends and Distributions       (0.48)       (0.43)       (0.29)      (0.15)      (0.13)      (0.14)
Net Asset Value, End of Period                                 $ 14.28      $ 13.62      $ 12.12     $ 11.17     $ 10.21      $ 8.77
Total Return..............................................    8.53%(c)       16.29%       11.29%      10.98%      18.16%     (6.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$ 1,471,011  $ 1,017,369    $ 525,906   $ 282,813   $ 147,968    $ 31,841
     Ratio of Expenses to Average Net Assets(d)...........    0.12%(e)        0.12%        0.12%       0.12%       0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.    4.05%(e)        2.46%        2.19%       1.42%       0.97%       1.91%
     Portfolio Turnover Rate..............................    27.7%(e)         9.4%         4.8%       30.7%    52.4%(f)       19.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2030 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.59     $ 12.10     $ 11.18      $ 10.21      $ 8.75      $ 9.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.25        0.20         0.13        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        1.64        1.01         0.96        1.48      (0.66)
                          Total From Investment Operations         1.13        1.89        1.21         1.09        1.54      (0.64)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.28)      (0.21)       (0.12)      (0.08)      (0.12)
     Distributions from Realized Gains....................       (0.10)      (0.12)      (0.08)           -           -           -
                         Total Dividends and Distributions       (0.44)      (0.40)      (0.29)       (0.12)      (0.08)      (0.12)
Net Asset Value, End of Period                                  $ 14.28     $ 13.59     $ 12.10      $ 11.18     $ 10.21      $ 8.75
Total Return..............................................     8.48%(c)      15.93%      10.98%       10.78%      17.81%     (6.89)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 173,408   $ 108,704    $ 28,290      $ 7,855     $ 4,020       $ 885
     Ratio of Expenses to Average Net Assets(d)...........     0.38%(e)       0.38%       0.38%        0.38%       0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.     3.66%(e)       1.92%       1.70%        1.19%       0.66%       1.59%
     Portfolio Turnover Rate..............................     27.7%(e)        9.4%        4.8%        30.7%    52.4%(f)       19.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2030 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.83     $ 12.31     $ 11.38      $ 10.40      $ 8.75      $ 9.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.27        0.26        0.17         0.03        0.04        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        1.64        1.05         1.06        1.68      (0.84)
                          Total From Investment Operations         1.13        1.90        1.22         1.09        1.72      (0.64)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.26)      (0.21)       (0.11)      (0.07)      (0.11)
     Distributions from Realized Gains....................       (0.10)      (0.12)      (0.08)           -           -           -
                         Total Dividends and Distributions       (0.42)      (0.38)      (0.29)       (0.11)      (0.07)      (0.11)
Net Asset Value, End of Period                                  $ 14.54     $ 13.83     $ 12.31      $ 11.38     $ 10.40      $ 8.75
Total Return..............................................     8.35%(c)      15.75%      10.86%       10.55%  19.77%( i)     (6.91)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 81,903    $ 58,595    $ 23,705      $ 7,352        $ 15         $ 9
     Ratio of Expenses to Average Net Assets(d)...........     0.50%(e)       0.50%       0.50%        0.50%       0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     3.80%(e)       1.99%       1.41%        0.25%       0.21%       2.09%
     Portfolio Turnover Rate..............................     27.7%(e)        9.4%        4.8%        30.7%    52.4%(f)       19.9%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $22.287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
(g)  Total return is calculated without the contingent deferred sales charge.
(h)  Excludes expense reimbursement from Manager and/or Underwriter.
(i) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.70     $ 12.13     $ 11.13      $ 10.18      $ 8.65      $ 9.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.20        0.15         0.02        0.01        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.96        1.70        1.12         1.02        1.56      (0.85)
                          Total From Investment Operations         1.19        1.90        1.27         1.04        1.57      (0.81)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.22)      (0.19)       (0.09)      (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)           -           -       (0.01)
                         Total Dividends and Distributions       (0.38)      (0.33)      (0.27)       (0.09)      (0.04)      (0.08)
Net Asset Value, End of Period                                  $ 14.51     $ 13.70     $ 12.13      $ 11.13     $ 10.18      $ 8.65
Total Return..............................................  8.85%(   c)      15.91%      11.46%       10.25%      18.33%     (8.57)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 56,637    $ 36,537    $ 14,824      $ 8,117       $ 327        $ 49
     Ratio of Expenses to Average Net Assets(d)...........  0.69%(   e)       0.69%       0.69%        0.69%       0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.     3.24%(e)       1.55%       1.28%        0.17%       0.07%       1.14%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%        40.0%       46.0%       19.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.68     $ 12.11     $ 11.13      $ 10.18      $ 8.64      $ 9.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.18        0.11       (0.01)      (0.01)        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.96        1.69        1.13         1.03        1.58      (0.85)
                          Total From Investment Operations         1.19        1.87        1.24         1.02        1.57      (0.82)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.19)      (0.18)       (0.07)      (0.03)      (0.06)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)           -           -       (0.01)
                         Total Dividends and Distributions       (0.36)      (0.30)      (0.26)       (0.01)      (0.03)      (0.07)
Net Asset Value, End of Period                                  $ 14.51     $ 13.68     $ 12.11      $ 11.13     $ 10.18      $ 8.64
Total Return..............................................     8.81%(c)      15.72%      11.26%       10.05%      18.25%     (8.74)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 35,201    $ 26,051    $ 11,022      $ 4,436       $ 405        $ 63
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.87%       0.87%        0.87%       0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.     3.37%(e)       1.38%       0.96%      (0.11)%     (0.09)%       0.98%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%        40.0%       46.0%       19.6%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.70     $ 12.13     $ 11.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.20        0.08        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.78        1.20
                          Total From Investment Operations         1.18        1.86        1.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.18)      (0.18)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)
                         Total Dividends and Distributions       (0.34)      (0.29)      (0.26)
Net Asset Value, End of Period                                  $ 14.54     $ 13.70     $ 12.13
Total Return..............................................     8.73%(c)      15.55%      10.93%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,578     $ 5,269       $ 455
     Ratio of Expenses to Average Net Assets(d)...........     1.00%(e)       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     2.83%(e)       0.58%       0.05%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2040 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.12     $ 11.14      $ 10.15      $ 8.66      $ 9.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.20        0.13         0.03      (0.07)        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.95        1.70        1.11         0.97        1.56      (0.88)
                          Total From Investment Operations         1.20        1.90        1.24         1.00        1.49      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.19)      (0.18)       (0.01)          -       (0.04)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)           -           -       (0.01)
                         Total Dividends and Distributions       (0.38)      (0.30)      (0.26)       (0.01)          -       (0.05)
Net Asset Value, End of Period                                  $ 14.54     $ 13.72     $ 12.12      $ 11.14     $ 10.15      $ 8.66
Total Return(f)...........................................     8.85%(c)      15.89%      11.25%        9.86%      17.26%     (8.89)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 145,160   $ 110,477    $ 50,858     $ 26,053    $ 12,332     $ 3,304
     Ratio of Expenses to Average Net Assets(d)...........     0.70%(e)       0.76%       0.87%        0.97%       1.60%       1.05%
     Ratio of Gross Expenses to Average Net Assets(d),(g).     0.73%(e)       0.77%          -%        0.97%       1.66%          -%
     Ratio of Net Investment Income to Average Net Assets.     3.66%(e)       1.52%       1.07%        0.29%     (0.71)%       0.45%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%        40.0%       46.0%       19.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.83     $ 12.24     $ 11.17      $ 10.22      $ 8.68      $ 9.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.27        0.28        0.21         0.12        0.07        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.96        1.71        1.13         0.98        1.56      (0.92)
                          Total From Investment Operations         1.23        1.99        1.34         1.10        1.63      (0.76)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.29)      (0.19)       (0.15)      (0.09)      (0.13)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)           -           -       (0.01)
                         Total Dividends and Distributions       (0.46)      (0.40)      (0.27)       (0.15)      (0.09)      (0.14)
Net Asset Value, End of Period                                  $ 14.60     $ 13.83     $ 12.24      $ 11.17     $ 10.22      $ 8.68
Total Return..............................................     9.09%(c)      16.60%      12.11%       10.84%      19.06%     (8.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 773,888   $ 503,092   $ 243,275    $ 108,127    $ 47,706    $ 15,314
     Ratio of Expenses to Average Net Assets(d)...........     0.12%(e)       0.12%       0.12%        0.12%       0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.     3.92%(e)       2.17%       1.73%        1.07%       0.78%       1.53%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%        40.0%       46.0%       19.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2040 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.78     $ 12.20     $ 11.15      $ 10.21      $ 8.67      $ 9.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.19        0.13         0.10        0.04        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.97        1.76        1.19         0.96        1.57      (0.81)
                          Total From Investment Operations         1.22        1.95        1.32         1.06        1.61      (0.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.33)      (0.26)      (0.19)       (0.12)      (0.07)      (0.11)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)           -           -       (0.01)
                         Total Dividends and Distributions       (0.43)      (0.37)      (0.27)       (0.12)      (0.07)      (0.12)
Net Asset Value, End of Period                                  $ 14.57     $ 13.78     $ 12.20      $ 11.15     $ 10.21      $ 8.67
Total Return..............................................     8.98%(c)      16.27%      11.93%       10.46%      18.76%     (8.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 78,573    $ 47,329    $ 11,799      $ 1,642       $ 927       $ 197
     Ratio of Expenses to Average Net Assets(d)...........     0.38%(e)       0.38%       0.38%        0.38%       0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.     3.61%(e)       1.49%       1.09%        0.94%       0.39%       1.16%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%        40.0%       46.0%       19.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2040 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.15     $ 11.13      $ 10.19      $ 8.65      $ 9.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.22        0.07         0.02        0.05        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.96        1.70        1.22         1.03        1.55      (0.95)
                          Total From Investment Operations         1.21        1.92        1.29         1.05        1.60      (0.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.24)      (0.19)       (0.11)      (0.06)      (0.10)
     Distributions from Realized Gains....................       (0.10)      (0.11)      (0.08)           -           -       (0.01)
                         Total Dividends and Distributions       (0.41)      (0.35)      (0.27)       (0.11)      (0.06)      (0.11)
Net Asset Value, End of Period                                  $ 14.52     $ 13.72     $ 12.15      $ 11.13     $ 10.19      $ 8.65
Total Return..............................................     8.96%(c)      16.11%      11.67%       10.35%      18.66%     (8.49)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 27,963    $ 14,898     $ 5,549        $ 256        $ 10         $ 9
     Ratio of Expenses to Average Net Assets(d)...........     0.50%(e)       0.50%       0.50%        0.50%       0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     3.54%(e)       1.69%       0.53%        0.15%       0.56%       1.67%
     Portfolio Turnover Rate..............................     29.8%(e)       13.1%        7.1%        40.0%       46.0%       19.6%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.






                                                               2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.29     $ 11.71     $ 10.64       $ 9.71      $ 8.13      $ 9.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.14        0.08         0.01      (0.01)        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.95        1.76        1.22         0.97        1.61      (1.09)
                          Total From Investment Operations         1.19        1.90        1.30         0.98        1.60      (0.99)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.21)      (0.16)       (0.05)      (0.02)      (0.08)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)           -           -           -
                         Total Dividends and Distributions       (0.36)      (0.32)      (0.23)       (0.05)      (0.02)      (0.08)
Net Asset Value, End of Period                                  $ 14.12     $ 13.29     $ 11.71      $ 10.64      $ 9.71      $ 8.13
Total Return..............................................  9.12%(   c)      16.50%      12.37%       10.17%      19.75%    (10.88)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 21,265    $ 12,547     $ 4,371      $ 1,508        $ 92         $ 8
     Ratio of Expenses to Average Net Assets(d)...........  0.69%(   e)       0.69%       0.69%        0.69%       0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.     3.52%(e)       1.15%       0.67%        0.12%     (0.06)%       1.11%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%        44.9%       45.7%       25.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.26     $ 11.68     $ 10.63       $ 9.70      $ 8.12      $ 9.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.16        0.08       (0.06)      (0.04)        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        1.72        1.20         1.03        1.63      (1.06)
                          Total From Investment Operations         1.18        1.88        1.28         0.97        1.59      (1.00)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.19)      (0.16)       (0.04)      (0.01)      (0.07)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)           -           -           -
                         Total Dividends and Distributions       (0.34)      (0.30)      (0.23)       (0.04)      (0.01)      (0.07)
Net Asset Value, End of Period                                  $ 14.10     $ 13.26     $ 11.68      $ 10.63      $ 9.70      $ 8.12
Total Return..............................................     9.01%(c)      16.32%      12.18%        9.99%      19.55%    (11.05)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 16,417    $ 12,526     $ 5,998      $ 3,539       $ 113        $ 15
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.87%       0.87%        0.87%       0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.     3.63%(e)       1.30%       0.73%      (0.53)%     (0.37)%       0.70%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%        44.9%       45.7%       25.4%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.28     $ 11.70     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.21        0.01      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.96        1.85        1.29
                          Total From Investment Operations         1.17        1.86        1.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.17)      (0.16)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)
                         Total Dividends and Distributions       (0.32)      (0.28)      (0.23)
Net Asset Value, End of Period                                  $ 14.13     $ 13.28     $ 11.70
Total Return..............................................     8.93%(c)      16.14%      11.82%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,067     $ 1,713       $ 173
     Ratio of Expenses to Average Net Assets(d)...........     1.00%(e)       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     3.07%(e)       0.04%     (0.32)%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2050 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.15     $ 11.55     $ 10.55       $ 9.67      $ 8.15      $ 9.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.15        0.03       (0.08)      (0.08)        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.72        1.20         0.96        1.60      (1.04)
                          Total From Investment Operations         1.18        1.87        1.23         0.88        1.52      (1.00)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.16)      (0.16)           -           -       (0.05)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)           -           -           -
                         Total Dividends and Distributions       (0.35)      (0.27)      (0.23)           -           -       (0.05)
Net Asset Value, End of Period                                  $ 13.98     $ 13.15     $ 11.55      $ 10.55      $ 9.67      $ 8.15
Total Return(f)...........................................     9.12%(c)      16.37%      11.72%        9.10%      18.67%    (10.98)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 29,816    $ 22,053     $ 9,276      $ 3,887     $ 1,636       $ 776
     Ratio of Expenses to Average Net Assets(d)...........     0.75%(e)       0.81%       1.21%        1.68%       1.70%       1.05%
     Ratio of Gross Expenses to Average Net Assets(d),(g).     0.81%(e)       0.92%       1.21%        1.73%       4.30%          -%
     Ratio of Net Investment Income to Average Net Assets.     3.73%(e)       1.22%       0.27%      (0.74)%     (0.97)%       0.35%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%        44.9%       45.7%       25.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.39     $ 11.80     $ 10.66       $ 9.73      $ 8.14      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.29        0.25        0.16         0.09        0.04        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.95        1.73        1.22         0.95        1.62      (1.09)
                          Total From Investment Operations         1.24        1.98        1.38         1.04        1.66      (0.94)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.33)      (0.28)      (0.17)       (0.11)      (0.07)      (0.14)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)           -           -           -
                         Total Dividends and Distributions       (0.44)      (0.39)      (0.24)       (0.11)      (0.07)      (0.14)
Net Asset Value, End of Period                                  $ 14.19     $ 13.39     $ 11.80      $ 10.66      $ 9.73      $ 8.14
Total Return..............................................     9.44%(c)      17.13%      13.07%       10.77%      20.54%    (10.45)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 372,252   $ 266,710   $ 130,966     $ 58,284    $ 30,633     $ 6,045
     Ratio of Expenses to Average Net Assets(d)...........     0.12%(e)       0.12%       0.12%        0.12%       0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.     4.24%(e)       1.95%       1.39%        0.90%       0.43%       1.19%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%        44.9%       45.7%       25.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2050 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.35     $ 11.76     $ 10.66       $ 9.73      $ 8.14      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.18        0.13         0.09          -         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.98        1.77        1.21         0.93        1.64      (1.05)
                          Total From Investment Operations         1.22        1.95        1.34         1.02        1.64      (0.97)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.25)      (0.17)       (0.09)      (0.05)      (0.11)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)           -           -           -
                         Total Dividends and Distributions       (0.40)      (0.36)      (0.24)       (0.09)      (0.05)      (0.11)
Net Asset Value, End of Period                                  $ 14.17     $ 13.35     $ 11.76      $ 10.66      $ 9.73      $ 8.14
Total Return..............................................     9.33%(c)      16.87%      12.67%       10.49%      20.22%    (10.69)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 23,183    $ 12,922     $ 3,731        $ 931       $ 810        $ 33
     Ratio of Expenses to Average Net Assets(d)...........     0.38%(e)       0.38%       0.38%        0.38%       0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.     3.53%(e)       1.44%       1.14%        0.83%     (0.02)%       1.12%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%        44.9%       45.7%       25.4%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME 2050 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.33     $ 11.74     $ 10.65       $ 9.72      $ 8.13      $ 9.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.13        0.02         0.01        0.02        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.95        1.80        1.31         0.99        1.61      (1.10)
                          Total From Investment Operations         1.21        1.93        1.33         1.00        1.63      (0.98)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.23)      (0.17)       (0.07)      (0.04)      (0.10)
     Distributions from Realized Gains....................       (0.11)      (0.11)      (0.07)           -           -           -
                         Total Dividends and Distributions       (0.39)      (0.34)      (0.24)       (0.07)      (0.04)      (0.10)
Net Asset Value, End of Period                                  $ 14.15     $ 13.33     $ 11.74      $ 10.65      $ 9.72      $ 8.13
Total Return..............................................     9.22%(c)      16.76%      12.57%       10.37%      20.10%    (10.81)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 12,622     $ 7,836     $ 1,675        $ 112        $ 10         $ 8
     Ratio of Expenses to Average Net Assets(d)...........     0.50%(e)       0.50%       0.50%        0.50%       0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     3.88%(e)       1.06%       0.15%        0.09%       0.28%       1.30%
     Portfolio Turnover Rate..............................     39.2%(e)       15.9%        7.5%        44.9%       45.7%       25.4%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.60     $ 11.92     $ 11.68      $ 10.73      $ 9.68      $ 9.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.40        0.30         0.15        0.12      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.25        0.67        0.31         0.94        1.02      (0.15)
                          Total From Investment Operations         0.49        1.07        0.61         1.09        1.14      (0.19)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.38)      (0.27)      (0.24)       (0.14)      (0.08)      (0.12)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)           -       (0.01)          -
                         Total Dividends and Distributions       (0.44)      (0.39)      (0.37)       (0.14)      (0.09)      (0.12)
Net Asset Value, End of Period                                  $ 12.65     $ 12.60     $ 11.92      $ 11.68     $ 10.73      $ 9.68
Total Return..............................................  3.96%(   c)       9.19%       5.24%       10.24%      11.81%     (1.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 19,819    $ 19,341    $ 11,688      $ 2,352     $ 1,068       $ 767
     Ratio of Expenses to Average Net Assets(d)...........  0.69%(   e)       0.69%       0.69%        0.69%       0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.     3.91%(e)       3.34%       2.43%        1.33%       1.04%       2.28%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%        34.1%       43.9%       46.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.60     $ 11.90     $ 11.69      $ 10.72      $ 9.67      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.35        0.28         0.09        0.06        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.24        0.72        0.30         1.00        1.06      (0.37)
                          Total From Investment Operations         0.48        1.07        0.58         1.09        1.12      (0.21)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.25)      (0.24)       (0.12)      (0.06)      (0.10)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)           -       (0.01)          -
                         Total Dividends and Distributions       (0.42)      (0.37)      (0.37)       (0.12)      (0.07)      (0.10)
Net Asset Value, End of Period                                  $ 12.66     $ 12.60     $ 11.90      $ 11.69     $ 10.72      $ 9.67
Total Return..............................................     3.85%(c)       9.17%       4.96%       10.23%      11.63%     (2.11)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 25,223    $ 20,550     $ 7,959      $ 1,686       $ 242        $ 15
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.87%       0.87%        0.87%       0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.     3.88%(e)       2.88%       2.30%        0.82%       0.56%       2.55%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%        34.1%       43.9%       46.2%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.63     $ 11.94     $ 11.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.37        0.26
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.21        0.67        0.29
                          Total From Investment Operations         0.46        1.04        0.55
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.23)      (0.23)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)
                         Total Dividends and Distributions       (0.40)      (0.35)      (0.36)
Net Asset Value, End of Period                                  $ 12.69     $ 12.63     $ 11.94
Total Return..............................................     3.70%(c)       8.91%       4.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,970     $ 2,543       $ 276
     Ratio of Expenses to Average Net Assets(d)...........     1.00%(e)       1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.     3.95%(e)       3.01%       2.22%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.62     $ 11.93     $ 11.70      $ 10.72      $ 9.68      $ 9.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.40        0.34         0.13        0.02        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.24        0.67        0.26         0.94        1.06      (0.33)
                          Total From Investment Operations         0.49        1.07        0.60         1.07        1.08      (0.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.38)      (0.26)      (0.24)       (0.09)      (0.03)      (0.08)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)           -       (0.01)          -
                         Total Dividends and Distributions       (0.44)      (0.38)      (0.37)       (0.09)      (0.04)      (0.08)
Net Asset Value, End of Period                                  $ 12.67     $ 12.62     $ 11.93      $ 11.70     $ 10.72      $ 9.68
Total Return(f)...........................................     3.94%(c)       9.20%       5.13%       10.04%      11.15%     (2.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 91,437    $ 81,151    $ 57,536     $ 24,991     $ 8,325       $ 754
     Ratio of Expenses to Average Net Assets(d)...........     0.67%(e)       0.71%       0.77%        0.86%       1.30%       1.04%
     Ratio of Gross Expenses to Average Net Assets(d),(g).     0.70%(e)          -%          -%        0.86%       1.94%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.08%(e)       3.27%       2.80%        1.12%       0.20%       1.84%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%        34.1%       43.9%       46.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.73     $ 12.03     $ 11.73      $ 10.77      $ 9.72     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.29        0.47        0.41         0.22        0.16        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.24        0.69        0.26         0.94        1.04      (0.32)
                          Total From Investment Operations         0.53        1.16        0.67         1.16        1.20      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.34)      (0.24)       (0.20)      (0.14)      (0.18)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)           -       (0.01)          -
                         Total Dividends and Distributions       (0.52)      (0.46)      (0.37)       (0.20)      (0.15)      (0.18)
Net Asset Value, End of Period                                  $ 12.74     $ 12.73     $ 12.03      $ 11.73     $ 10.77      $ 9.72
Total Return..............................................     4.20%(c)       9.90%       5.79%       10.92%      12.41%     (1.36)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 326,405   $ 250,395   $ 182,132    $ 109,104    $ 51,310    $ 16,909
     Ratio of Expenses to Average Net Assets(d)...........     0.12%(e)       0.12%       0.12%        0.12%       0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.     4.55%(e)       3.85%       3.44%        1.95%       1.50%       2.97%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%        34.1%       43.9%       46.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.69     $ 12.00     $ 11.72      $ 10.76      $ 9.70     $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.27        0.43        0.36         0.19        0.12      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.25        0.69        0.29         0.94        1.06      (0.13)
                          Total From Investment Operations         0.52        1.12        0.65         1.13        1.18      (0.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.31)      (0.24)       (0.17)      (0.11)      (0.15)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)           -       (0.01)          -
                         Total Dividends and Distributions       (0.48)      (0.43)      (0.37)       (0.17)      (0.12)      (0.15)
Net Asset Value, End of Period                                  $ 12.73     $ 12.69     $ 12.00      $ 11.72     $ 10.76      $ 9.70
Total Return..............................................     4.18%(c)       9.56%       5.60%       10.64%      12.25%     (1.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 36,537    $ 19,216     $ 8,703      $ 2,312     $ 1,170       $ 148
     Ratio of Expenses to Average Net Assets(d)...........     0.38%(e)       0.38%       0.38%        0.38%       0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.     4.35%(e)       3.51%       3.01%        1.69%       1.07%       3.11%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%        34.1%       43.9%       46.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.64     $ 11.95     $ 11.69      $ 10.74      $ 9.69     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.42        0.34         0.13        0.14        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.25        0.68        0.29         0.98        1.02      (0.47)
                          Total From Investment Operations         0.51        1.10        0.63         1.11        1.16      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.41)      (0.29)      (0.24)       (0.16)      (0.10)      (0.14)
     Distributions from Realized Gains....................       (0.06)      (0.12)      (0.13)           -       (0.01)          -
                         Total Dividends and Distributions       (0.47)      (0.41)      (0.37)       (0.16)      (0.11)      (0.14)
Net Asset Value, End of Period                                  $ 12.68     $ 12.64     $ 11.95      $ 11.69     $ 10.74      $ 9.69
Total Return..............................................     4.07%(c)       9.46%       5.43%       10.44%      12.02%     (1.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 10,394     $ 4,466     $ 1,861        $ 479        $ 11        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.50%(e)       0.50%       0.50%        0.50%       0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     4.09%(e)       3.44%       2.84%        1.11%       1.27%       3.03%
     Portfolio Turnover Rate..............................     36.9%(e)       48.9%       43.8%        34.1%       43.9%       46.2%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ---
REAL ESTATE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 27.27     $ 20.23     $ 18.30      $ 14.46     $ 11.09     $ 10.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.14        0.31         0.29        0.43        0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        7.72        3.16         4.00        3.22        0.79
                          Total From Investment Operations         1.30        7.86        3.47         4.29        3.65        1.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.20)      (0.49)       (0.31)      (0.28)      (0.34)
     Distributions from Realized Gains....................       (2.07)      (0.62)      (1.05)       (0.14)          -           -
                         Total Dividends and Distributions       (2.15)      (0.82)      (1.54)       (0.45)      (0.28)      (0.34)
Net Asset Value, End of Period                                  $ 26.42     $ 27.27     $ 20.23      $ 18.30     $ 14.46     $ 11.09
Total Return..............................................  4.84%(   c)      40.07%      19.77%       30.40%      33.61%       9.94%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 65,752    $ 58,101    $ 32,336     $ 24,621     $ 7,552     $ 3,825
     Ratio of Expenses to Average Net Assets..............  1.40%(   d)       1.41%       1.42%        1.42%       1.42%       1.42%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.42%(   e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.69%(d)       0.59%       1.64%        1.83%       3.41%       3.35%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%  26.7%(  g)        67.9%       35.4%       46.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
REAL ESTATE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 27.00     $ 20.05     $ 18.15      $ 14.34     $ 11.00     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.09        0.28         0.28        0.42        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        7.64        3.13         3.95        3.18        0.44
                          Total From Investment Operations         1.27        7.73        3.41         4.23        3.60        0.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.16)      (0.46)       (0.28)      (0.26)      (0.32)
     Distributions from Realized Gains....................       (2.07)      (0.62)      (1.05)       (0.14)          -           -
                         Total Dividends and Distributions       (2.14)      (0.78)      (1.51)       (0.42)      (0.26)      (0.32)
Net Asset Value, End of Period                                  $ 26.13     $ 27.00     $ 20.05      $ 18.15     $ 14.34     $ 11.00
Total Return..............................................     4.75%(c)      39.79%      19.60%       30.21%      33.38%       8.96%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 37,407    $ 35,260    $ 18,934     $ 12,660     $ 4,603     $ 1,001
     Ratio of Expenses to Average Net Assets..............     1.58%(d)       1.59%       1.60%        1.60%       1.60%       1.60%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.60%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.50%(d)       0.40%       1.46%        1.78%       3.28%       3.17%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%    26.7%(g)        67.9%       35.4%       46.3%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
REAL ESTATE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 27.47     $ 20.39     $ 18.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.06        0.33
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        7.78        2.91
                          Total From Investment Operations         1.27        7.84        3.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.14)      (0.44)
     Distributions from Realized Gains....................       (2.07)      (0.62)      (1.05)
                         Total Dividends and Distributions       (2.13)      (0.76)      (1.49)
Net Asset Value, End of Period                                  $ 26.61     $ 27.47     $ 20.39
Total Return..............................................     4.66%(c)      39.62%      18.13%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,015     $ 2,908       $ 406
     Ratio of Expenses to Average Net Assets..............     1.71%(d)       1.72%       1.73%
     Ratio of Net Investment Income to Average Net Assets.     0.34%(d)       0.25%       1.66%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%    26.7%(g)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
REAL ESTATE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 27.21     $ 20.19     $ 18.28      $ 14.42     $ 11.07     $ 10.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.12        0.28         0.28        0.37        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        7.68        3.14         3.97        3.22        0.62
                          Total From Investment Operations         1.30        7.80        3.42         4.25        3.59        0.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.16)      (0.46)       (0.25)      (0.24)      (0.30)
     Distributions from Realized Gains....................       (2.07)      (0.62)      (1.05)       (0.14)          -           -
                         Total Dividends and Distributions       (2.14)      (0.78)      (1.51)       (0.39)      (0.24)      (0.30)
Net Asset Value, End of Period                                  $ 26.37     $ 27.21     $ 20.19      $ 18.28     $ 14.42     $ 11.07
Total Return(h)...........................................     4.85%(c)      39.86%      19.47%       30.09%      32.98%       8.88%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 249,720   $ 231,200   $ 147,059     $ 95,696    $ 51,874    $ 20,110
     Ratio of Expenses to Average Net Assets..............     1.45%(d)       1.53%       1.63%        1.68%       1.90%       1.80%
     Ratio of Gross Expenses to Average Net Assets(i).....     1.48%(d)          -%          -%     1.68%(e)    1.95%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.65%(d)       0.50%       1.42%        1.72%       2.95%       2.83%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%    26.7%(g)        67.9%       35.4%       46.3%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 27.56     $ 20.41      $ 18.44     $ 14.56     $ 11.17     $ 10.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.16        0.28         0.42        0.41        0.54        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        7.78         3.18        4.01        3.20        0.63
                          Total From Investment Operations         1.39        8.06         3.60        4.42        3.74        1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.29)       (0.58)      (0.40)      (0.35)      (0.41)
     Distributions from Realized Gains....................       (2.07)      (0.62)       (1.05)      (0.14)          -           -
                         Total Dividends and Distributions       (2.23)      (0.91)       (1.63)      (0.54)      (0.35)      (0.41)
Net Asset Value, End of Period                                  $ 26.72     $ 27.56      $ 20.41     $ 18.44     $ 14.56     $ 11.17
Total Return..............................................     5.13%(c)      40.85%       20.41%      31.21%      34.31%      10.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $ 1,114,429   $ 770,259    $ 405,696   $ 253,838    $ 97,960        $ 11
     Ratio of Expenses to Average Net Assets..............     0.83%(d)       0.84%        0.85%       0.85%       0.85%       0.85%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%           -%    0.85%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     1.17%(d)       1.20%        2.19%       2.53%       4.08%       3.91%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%     26.7%(g)       67.9%       35.4%       46.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
REAL ESTATE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 27.16     $ 20.13     $ 18.21      $ 14.39     $ 11.03     $ 10.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14        0.21        0.37         0.36        0.46        0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        7.69        3.14         3.96        3.21        0.75
                          Total From Investment Operations         1.34        7.90        3.51         4.32        3.67        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.25)      (0.54)       (0.36)      (0.31)      (0.38)
     Distributions from Realized Gains....................       (2.07)      (0.62)      (1.05)       (0.14)          -           -
                         Total Dividends and Distributions       (2.20)      (0.87)      (1.59)       (0.50)      (0.31)      (0.38)
Net Asset Value, End of Period                                  $ 26.30     $ 27.16     $ 20.13      $ 18.21     $ 14.39     $ 11.03
Total Return..............................................     4.99%(c)      40.54%      20.13%       30.82%      34.12%       9.47%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 113,473   $ 102,031    $ 54,932     $ 30,865    $ 19,221     $ 5,375
     Ratio of Expenses to Average Net Assets..............     1.09%(d)       1.10%       1.11%        1.10%       1.11%       1.11%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.11%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     1.02%(d)       0.92%       1.95%        2.28%       3.69%       3.42%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%    26.7%(g)        67.9%       35.4%       46.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
REAL ESTATE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 27.14     $ 20.13     $ 18.21      $ 14.38     $ 11.04     $ 10.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.19        0.35         0.33        0.41        0.60
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        7.67        3.14         3.98        3.23        0.37
                          Total From Investment Operations         1.32        7.86        3.49         4.31        3.64        0.97
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.23)      (0.52)       (0.34)      (0.30)      (0.36)
     Distributions from Realized Gains....................       (2.07)      (0.62)      (1.05)       (0.14)          -           -
                         Total Dividends and Distributions       (2.18)      (0.85)      (1.57)       (0.48)      (0.30)      (0.36)
Net Asset Value, End of Period                                  $ 26.28     $ 27.14     $ 20.13      $ 18.21     $ 14.38     $ 11.04
Total Return..............................................     4.93%(c)      40.32%      20.01%       30.75%      33.74%       9.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 23,207    $ 17,216     $ 7,336      $ 1,395       $ 264       $ 850
     Ratio of Expenses to Average Net Assets..............     1.21%(d)       1.22%       1.23%        1.23%       1.23%       1.22%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.23%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.86%(d)       0.83%       1.84%        2.05%       3.53%       3.55%
     Portfolio Turnover Rate..............................  70.3%(d),(f)      37.8%    26.7%(g)        67.9%       35.4%       46.3%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f)  Portfolio   turnover  rate  excludes   portfolio   realignment   fromt  the
     acquisition of WM REIT Fund.
(g)  Portfolio turnover rate excludes  approximately  $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.
(h) Total return is calculated without the contingent deferred sales charge.
(i) Excludes expense reimbursement from Manager and/or Underwriter.






                                                               2007(a)
                                                                ----
SAM BALANCED PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.39
                          Total From Investment Operations         0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)
                         Total Dividends and Distributions       (0.05)
Net Asset Value, End of Period                                  $ 15.08
Total Return..............................................  2.98%(   c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........  0.90%(   e)
     Ratio of Net Investment Income to Average Net Assets.     1.19%(e)
     Portfolio Turnover Rate..............................        22.9%


                                                                 2007(a)
SAM BALANCED PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.39
                          Total From Investment Operations         0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)
                         Total Dividends and Distributions       (0.04)
Net Asset Value, End of Period                                  $ 15.08
Total Return..............................................     2.93%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.07%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.02%(e)
     Portfolio Turnover Rate..............................        22.9%


                                                                  2007(a)
SAM BALANCED PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.39
                          Total From Investment Operations         0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)
                         Total Dividends and Distributions       (0.04)
Net Asset Value, End of Period                                  $ 15.08
Total Return..............................................     2.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.22%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.87%(e)
     Portfolio Turnover Rate..............................        22.9%


                                                                 2007(a)
SAM BALANCED PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.26
                          Total From Investment Operations         0.31
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)
                         Total Dividends and Distributions       (0.04)
Net Asset Value, End of Period                                  $ 14.96
Total Return(f)...........................................     2.14%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 381
     Ratio of Expenses to Average Net Assets(d)...........     0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.17%(e)
     Portfolio Turnover Rate..............................        22.9%


                                     2007(a)
SAM BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.38
                          Total From Investment Operations         0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)
                         Total Dividends and Distributions       (0.07)
Net Asset Value, End of Period                                  $ 15.08
Total Return..............................................     3.12%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 13
     Ratio of Expenses to Average Net Assets(d)...........     0.31%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.78%(e)
     Portfolio Turnover Rate..............................        22.9%


                                     2007(a)
SAM BALANCED PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.39
                          Total From Investment Operations         0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)
                         Total Dividends and Distributions       (0.06)
Net Asset Value, End of Period                                  $ 15.08
Total Return..............................................     3.06%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.51%(e)
     Portfolio Turnover Rate..............................        22.9%


                                     2007(a)
SAM BALANCED PORTFOLIO
Select shares
Net Asset Value, Beginning of Period......................      $ 14.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.38
                          Total From Investment Operations         0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)
                         Total Dividends and Distributions       (0.05)
Net Asset Value, End of Period                                  $ 15.08
Total Return..............................................     3.03%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 11
     Ratio of Expenses to Average Net Assets(d)...........     0.72%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.37%(e)
     Portfolio Turnover Rate..............................        22.9%

(a)  Period from January 17, 2007, through April 30, 2007.  Advisors  Preferred,
     Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and
     Select classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.






                                                                2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.22
                          Total From Investment Operations         0.29
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)
                         Total Dividends and Distributions       (0.06)
Net Asset Value, End of Period                                  $ 11.40
Total Return..............................................  2.64%(   c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........  0.90%(   e)
     Ratio of Net Investment Income to Average Net Assets.     2.25%(e)
     Portfolio Turnover Rate..............................        18.0%


                                                                  2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.22
                          Total From Investment Operations         0.29
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)
                         Total Dividends and Distributions       (0.06)
Net Asset Value, End of Period                                  $ 11.40
Total Return..............................................     2.60%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.07%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.08%(e)
     Portfolio Turnover Rate..............................        18.0%


                                                               2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.23
                          Total From Investment Operations         0.29
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)
                         Total Dividends and Distributions       (0.06)
Net Asset Value, End of Period                                  $ 11.40
Total Return..............................................     2.56%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.23%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.93%(e)
     Portfolio Turnover Rate..............................        18.0%


                                                                 2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.22
                          Total From Investment Operations         0.29
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)
                         Total Dividends and Distributions       (0.06)
Net Asset Value, End of Period                                  $ 11.40
Total Return(f)...........................................     2.63%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 88
     Ratio of Expenses to Average Net Assets(d)...........     0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.21%(e)
     Portfolio Turnover Rate..............................        18.0%


                                                                  2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.21
                          Total From Investment Operations         0.31
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)
                         Total Dividends and Distributions       (0.08)
Net Asset Value, End of Period                                  $ 11.40
Total Return..............................................     2.79%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 56
     Ratio of Expenses to Average Net Assets(d)...........     0.31%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.96%(e)
     Portfolio Turnover Rate..............................        18.0%


                                                                2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.22
                          Total From Investment Operations         0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)
                         Total Dividends and Distributions       (0.07)
Net Asset Value, End of Period                                  $ 11.40
Total Return..............................................     2.72%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.58%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.57%(e)
     Portfolio Turnover Rate..............................        18.0%


                                                                    2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Select shares
Net Asset Value, Beginning of Period......................      $ 11.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.22
                          Total From Investment Operations         0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)
                         Total Dividends and Distributions       (0.07)
Net Asset Value, End of Period                                  $ 11.40
Total Return..............................................     2.69%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.72%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.43%(e)
     Portfolio Turnover Rate..............................        18.0%


(a)  Period from January 17, 2007, through April 30, 2007.  Advisors  Preferred,
     Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and
     Select classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.





                                                                 2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55
                          Total From Investment Operations         0.56
Net Asset Value, End of Period                                  $ 17.31
Total Return..............................................  3.34%(   c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........  0.90%(   e)
     Ratio of Net Investment Income to Average Net Assets.     0.20%(e)
     Portfolio Turnover Rate..............................        26.4%


                                                                 2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55
                          Total From Investment Operations         0.55
Net Asset Value, End of Period                                  $ 17.30
Total Return..............................................     3.28%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.07%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.03%(e)
     Portfolio Turnover Rate..............................        26.4%


                                                                 2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55
                          Total From Investment Operations         0.54
Net Asset Value, End of Period                                  $ 17.29
Total Return..............................................     3.22%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.21%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.11)%(e)
     Portfolio Turnover Rate..............................        26.4%


                                                                 2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.54
                          Total From Investment Operations         0.55
Net Asset Value, End of Period                                  $ 17.30
Total Return(f)...........................................     3.28%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 634
     Ratio of Expenses to Average Net Assets(d)...........     0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.30%(e)
     Portfolio Turnover Rate..............................        26.4%


                                                                  2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.54
                          Total From Investment Operations         0.59
Net Asset Value, End of Period                                  $ 17.34
Total Return..............................................     3.52%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 264
     Ratio of Expenses to Average Net Assets(d)...........     0.31%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.05%(e)
     Portfolio Turnover Rate..............................        26.4%


                                                                 2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.54
                          Total From Investment Operations         0.57
Net Asset Value, End of Period                                  $ 17.32
Total Return..............................................     3.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.52%(e)
     Portfolio Turnover Rate..............................        26.4%


                                                                 2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Select shares
Net Asset Value, Beginning of Period......................      $ 16.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.55
                          Total From Investment Operations         0.57
Net Asset Value, End of Period                                  $ 17.32
Total Return..............................................     3.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 11
     Ratio of Expenses to Average Net Assets(d)...........     0.71%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.39%(e)
     Portfolio Turnover Rate..............................        26.4%

(a)  Period from January 17, 2007, through April 30, 2007.  Advisors  Preferred,
     Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and
     Select classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.






                                                                2007(a)
                                                           ----
SAM FLEXIBLE INCOME PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.12
                          Total From Investment Operations         0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)
                         Total Dividends and Distributions       (0.09)
Net Asset Value, End of Period                                  $ 11.72
Total Return..............................................  2.03%(   c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........  0.90%(   e)
     Ratio of Net Investment Income to Average Net Assets.     3.21%(e)
     Portfolio Turnover Rate..............................        10.8%


                                                                  2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.13
                          Total From Investment Operations         0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)
                         Total Dividends and Distributions       (0.09)
Net Asset Value, End of Period                                  $ 11.72
Total Return..............................................     1.98%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.08%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.03%(e)
     Portfolio Turnover Rate..............................        10.8%


                                                                  2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.12
                          Total From Investment Operations         0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)
                         Total Dividends and Distributions       (0.08)
Net Asset Value, End of Period                                  $ 11.72
Total Return..............................................     1.95%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.23%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.88%(e)
     Portfolio Turnover Rate..............................        10.8%


                                                                2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.12
                          Total From Investment Operations         0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)
                         Total Dividends and Distributions       (0.09)
Net Asset Value, End of Period                                  $ 11.72
Total Return(f)...........................................     2.01%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 12
     Ratio of Expenses to Average Net Assets(d)...........     0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.19%(e)
     Portfolio Turnover Rate..............................        10.8%


                                                                 2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.12
                          Total From Investment Operations         0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)
                         Total Dividends and Distributions       (0.11)
Net Asset Value, End of Period                                  $ 11.72
Total Return..............................................     2.17%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 13
     Ratio of Expenses to Average Net Assets(d)...........     0.31%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.81%(e)
     Portfolio Turnover Rate..............................        10.8%


                                                                  2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.12
                          Total From Investment Operations         0.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)
                         Total Dividends and Distributions       (0.10)
Net Asset Value, End of Period                                  $ 11.72
Total Return..............................................     2.10%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.58%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.53%(e)
     Portfolio Turnover Rate..............................        10.8%


                                                                 2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Select shares
Net Asset Value, Beginning of Period......................      $ 11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.13
                          Total From Investment Operations         0.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)
                         Total Dividends and Distributions       (0.10)
Net Asset Value, End of Period                                  $ 11.72
Total Return..............................................     2.07%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.72%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.39%(e)
     Portfolio Turnover Rate..............................        10.8%

(a)  Period from January 17, 2007, through April 30, 2007.  Advisors  Preferred,
     Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and
     Select classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.





                                                                2007(a)
                                                                 ----
SAM STRATEGIC GROWTH PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68
                          Total From Investment Operations         0.66
Net Asset Value, End of Period                                  $ 19.20
Total Return..............................................  3.56%(   c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........  0.89%(   e)
     Ratio of Net Investment Income to Average Net Assets.   (0.29)%(e)
     Portfolio Turnover Rate..............................        23.2%


                                                                 2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67
                          Total From Investment Operations         0.65
Net Asset Value, End of Period                                  $ 19.19
Total Return..............................................     3.51%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.07%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.46)%(e)
     Portfolio Turnover Rate..............................        23.2%


                                                                  2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67
                          Total From Investment Operations         0.64
Net Asset Value, End of Period                                  $ 19.18
Total Return..............................................     3.45%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     1.21%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.60)%(e)
     Portfolio Turnover Rate..............................        23.2%


                                                                 2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67
                          Total From Investment Operations         0.66
Net Asset Value, End of Period                                  $ 19.20
Total Return(f)...........................................     3.56%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 592
     Ratio of Expenses to Average Net Assets(d)...........     0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.18)%(e)
     Portfolio Turnover Rate..............................        23.2%


                                                               2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67
                          Total From Investment Operations         0.69
Net Asset Value, End of Period                                  $ 19.23
Total Return..............................................     3.72%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 23
     Ratio of Expenses to Average Net Assets(d)...........     0.31%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.42%(e)
     Portfolio Turnover Rate..............................        23.2%


                                                                2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68
                          Total From Investment Operations         0.68
Net Asset Value, End of Period                                  $ 19.22
Total Return..............................................     3.67%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 10
     Ratio of Expenses to Average Net Assets(d)...........     0.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.03%(e)
     Portfolio Turnover Rate..............................        23.2%


                                                                 2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Select shares
Net Asset Value, Beginning of Period......................      $ 18.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68
                          Total From Investment Operations         0.67
Net Asset Value, End of Period                                  $ 19.21
Total Return..............................................     3.61%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 11
     Ratio of Expenses to Average Net Assets(d)...........     0.71%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.10)%(e)
     Portfolio Turnover Rate..............................        23.2%


(a)  Period from January 17, 2007, through April 30, 2007.  Advisors  Preferred,
     Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and
     Select classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SHORT-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.98     $ 10.02     $ 10.28      $ 10.39     $ 10.40     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.39        0.29         0.24        0.29        0.53
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03          -       (0.23)       (0.05)        0.02      (0.15)
                          Total From Investment Operations         0.25        0.39        0.06         0.19        0.31        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.43)      (0.32)       (0.26)      (0.32)      (0.40)
     Distributions from Realized Gains....................           -           -           -        (0.04)          -       (0.11)
                         Total Dividends and Distributions       (0.24)      (0.43)      (0.32)       (0.30)      (0.32)      (0.51)
Net Asset Value, End of Period                                   $ 9.99      $ 9.98     $ 10.02      $ 10.28     $ 10.39     $ 10.40
Total Return..............................................  2.51%(   c)       3.99%       0.58%        1.87%       3.02%       3.91%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,298     $ 2,217     $ 1,950        $ 959       $ 809       $ 446
     Ratio of Expenses to Average Net Assets..............  0.97%(   d)       1.20%       1.11%        0.97%       0.97%       0.97%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e)...........            N/A       0.97%       0.97%         N/A        N/A           N/A
     Ratio of Net Investment Income to Average Net Assets       4.36%(d)      3.88%       2.87%        2.29%       2.89%       4.17%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%  110.8%( f)        61.5%       72.3%      105.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SHORT-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.90      $ 9.94     $ 10.20      $ 10.36     $ 10.38     $ 10.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.21        0.37        0.27         0.23        0.28        1.89
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03          -       (0.23)       (0.10)          -       (1.52)
                          Total From Investment Operations         0.24        0.37        0.04         0.13        0.28        0.37
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.41)      (0.30)       (0.25)      (0.30)      (0.39)
     Distributions from Realized Gains....................           -           -           -        (0.04)          -       (0.11)
                         Total Dividends and Distributions       (0.23)      (0.41)      (0.30)       (0.29)      (0.30)      (0.50)
Net Asset Value, End of Period                                   $ 9.91      $ 9.90      $ 9.94      $ 10.20     $ 10.36     $ 10.38
Total Return..............................................     2.44%(c)       3.84%       0.41%        1.20%       2.75%       3.72%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 79        $ 77       $ 131         $ 89       $ 292        $ 40
     Ratio of Expenses to Average Net Assets..............     1.15%(d)       1.38%       1.29%        1.15%       1.15%       1.15%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.15%       1.15%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.18%(d)       3.70%       2.67%        2.18%       2.60%       4.07%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%   110.8%(f)        61.5%       72.3%      105.8%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
SHORT-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.93      $ 9.96     $ 10.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.20        0.36        0.25
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02        0.01      (0.22)
                          Total From Investment Operations         0.22        0.37        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.40)      (0.29)
                         Total Dividends and Distributions       (0.22)      (0.40)      (0.29)
Net Asset Value, End of Period                                   $ 9.93      $ 9.93      $ 9.96
Total Return..............................................     2.27%(c)       3.80%       0.28%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 99        $ 72        $ 10
     Ratio of Expenses to Average Net Assets..............     1.28%(d)       1.49%       1.43%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.     4.04%(d)       3.61%       2.48%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%   110.8%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SHORT-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.94      $ 9.98     $ 10.24      $ 10.38     $ 10.39     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.21        0.37        0.27         0.22        0.25        0.37
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03        0.01      (0.23)       (0.09)        0.02      (0.04)
                          Total From Investment Operations         0.24        0.38        0.04         0.13        0.27        0.33
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.42)      (0.30)       (0.23)      (0.28)      (0.37)
     Distributions from Realized Gains....................           -           -           -        (0.04)          -       (0.11)
                         Total Dividends and Distributions       (0.23)      (0.42)      (0.30)       (0.27)      (0.28)      (0.48)
Net Asset Value, End of Period                                   $ 9.95      $ 9.94      $ 9.98      $ 10.24     $ 10.38     $ 10.39
Total Return(g)...........................................     2.44%(c)       3.86%       0.39%        1.27%       2.64%       3.33%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 60,308    $ 53,927    $ 45,825     $ 45,294    $ 35,847    $ 12,108
     Ratio of Expenses to Average Net Assets..............     1.07%(d)       1.36%       1.27%        1.18%       1.33%       1.35%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       1.13%       1.15%          N/A         N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(h).....     1.11%(d)       1.36%       1.27%        1.18%       1.33%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.25%(d)       3.72%       2.65%        2.15%       2.46%       3.56%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%   110.8%(f)        61.5%       72.3%      105.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.93      $ 9.97     $ 10.23      $ 10.38     $ 10.39     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.45        0.35         0.30        0.39        0.47
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04          -       (0.23)       (0.09)      (0.02)      (0.04)
                          Total From Investment Operations         0.28        0.45        0.12         0.21        0.37        0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.49)      (0.38)       (0.32)      (0.38)      (0.47)
     Distributions from Realized Gains....................           -           -           -        (0.04)          -       (0.11)
                         Total Dividends and Distributions       (0.27)      (0.49)      (0.38)       (0.36)      (0.38)      (0.58)
Net Asset Value, End of Period                                   $ 9.94      $ 9.93      $ 9.97      $ 10.23     $ 10.38     $ 10.39
Total Return..............................................     2.82%(c)       4.61%       1.16%        2.06%       3.62%       4.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 86,875    $ 62,186    $ 12,276         $ 10        $ 10     $ 9,450
     Ratio of Expenses to Average Net Assets..............     0.40%(d)       0.60%       0.53%        0.40%       0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.40%       0.40%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.93%(d)       4.53%       3.57%        2.92%       3.73%       4.54%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%   110.8%(f)        61.5%       72.3%      105.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SHORT-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.92      $ 9.96     $ 10.22      $ 10.37     $ 10.39     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.42        0.32         0.28        0.33        0.47
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02          -       (0.23)       (0.09)          -       (0.06)
                          Total From Investment Operations         0.25        0.42        0.09         0.19        0.33        0.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.46)      (0.35)       (0.30)      (0.35)      (0.44)
     Distributions from Realized Gains....................           -           -           -        (0.04)          -       (0.11)
                         Total Dividends and Distributions       (0.25)      (0.46)      (0.35)       (0.34)      (0.35)      (0.55)
Net Asset Value, End of Period                                   $ 9.92      $ 9.92      $ 9.96      $ 10.22     $ 10.37     $ 10.39
Total Return..............................................     2.59%(c)       4.35%       0.90%        1.80%       3.25%       4.13%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 3,464     $ 6,028     $ 6,242      $ 5,387     $ 3,352     $ 2,694
     Ratio of Expenses to Average Net Assets..............     0.66%(d)       0.89%       0.79%        0.66%       0.66%       0.66%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.66%       0.66%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.66%(d)       4.18%       3.13%        2.67%       3.19%       4.41%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%   110.8%(f)        61.5%       72.3%      105.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SHORT-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.85      $ 9.89     $ 10.14      $ 10.29     $ 10.31     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.22        0.40        0.32         0.26        0.32        6.39
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03        0.01      (0.23)       (0.09)          -       (6.07)
                          Total From Investment Operations         0.25        0.41        0.09         0.17        0.32        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.45)      (0.34)       (0.28)      (0.34)      (0.43)
     Distributions from Realized Gains....................           -           -           -        (0.04)          -       (0.11)
                         Total Dividends and Distributions       (0.25)      (0.45)      (0.34)       (0.32)      (0.34)      (0.54)
Net Asset Value, End of Period                                   $ 9.85      $ 9.85      $ 9.89      $ 10.14     $ 10.29     $ 10.31
Total Return..............................................     2.54%(c)       4.25%       0.89%        1.69%       3.15%       3.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,193       $ 853       $ 745         $ 11        $ 11        $ 11
     Ratio of Expenses to Average Net Assets..............     0.78%(d)       1.01%       0.94%        0.78%       0.78%       0.77%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............          N/A       0.78%       0.78%          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     4.53%(d)       4.08%       3.22%        2.54%       3.08%       4.37%
     Portfolio Turnover Rate..............................     39.5%(d)       49.1%   110.8%(f)        61.5%       72.3%      105.8%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(f) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                           2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SHORT-TERM INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.60     $ 11.55     $ 11.90      $ 11.95     $ 11.70     $ 12.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............   0.10(   b)        0.45        0.45         0.40        0.45        0.65
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.12        0.05      (0.35)       (0.05)        0.30      (0.35)
                          Total From Investment Operations         0.22        0.50        0.10         0.35        0.75        0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.45)      (0.45)       (0.40)      (0.50)      (0.65)
                         Total Dividends and Distributions       (0.18)      (0.45)      (0.45)       (0.40)      (0.50)      (0.65)
Net Asset Value, End of Period                                  $ 11.64     $ 11.60     $ 11.55      $ 11.90     $ 11.95     $ 11.70
Total Return..............................................  2.57%(   c)       4.57%       0.74%        3.13%       6.55%       2.53%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 174,435   $ 181,910   $ 195,607    $ 168,947   $ 129,443    $ 89,210
     Ratio of Expenses to Average Net Assets..............  0.53%(   d)       0.55%       0.56%        0.58%       0.59%       0.61%
     Ratio of Gross Expenses to Average Net Assets(e).....        -%(d)       0.55%       0.56%        0.58%       0.59%       0.61%
     Ratio of Net Investment Income to Average Net Assets.     4.62%(d)       3.94%       3.61%        3.48%       3.83%       5.38%
     Portfolio Turnover Rate..............................     33.2%(d)       14.0%       13.0%        14.0%       33.0%       28.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.





cc
                                                           2007(a)        2006        2005         2004        2003        2002
                                                              ----           ----        ----         ----        ----        ----
SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.21     $ 15.85     $ 14.36      $ 13.26      $ 9.70     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.02)      (0.04)       (0.01)      (0.01)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.59        2.32        2.38         1.14        3.57      (0.81)
                          Total From Investment Operations         1.57        2.30        2.34         1.13        3.56      (0.82)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
Net Asset Value, End of Period                                  $ 17.38     $ 17.21     $ 15.85      $ 14.36     $ 13.26      $ 9.70
Total Return..............................................  9.52%(   c)      14.99%      16.71%        8.53%      36.70%     (7.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,162     $ 2,285       $ 682      $ 2,563     $ 1,777       $ 906
     Ratio of Expenses to Average Net Assets..............  1.32%(   d)       1.32%       1.32%        1.32%       1.32%       1.31%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.32%(   e)    1.32%(e)    1.32%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.20)%(d)     (0.09)%     (0.27)%      (0.09)%     (0.09)%     (0.08)%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%  137.4%( f)        98.5%      113.2%      108.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 17.06     $ 15.74     $ 14.29      $ 13.23      $ 9.69     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.04)      (0.06)       (0.04)      (0.03)      (0.85)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        2.30        2.36         1.13        3.57        0.03
                          Total From Investment Operations         1.55        2.26        2.30         1.09        3.54      (0.82)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
Net Asset Value, End of Period                                  $ 17.21     $ 17.06     $ 15.74      $ 14.29     $ 13.23      $ 9.69
Total Return..............................................     9.49%(c)      14.83%      16.50%        8.24%      36.53%     (7.83)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,644     $ 2,490     $ 2,057      $ 1,568       $ 254        $ 49
     Ratio of Expenses to Average Net Assets..............     1.50%(d)       1.50%       1.50%        1.50%       1.50%       1.49%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.50%(e)    1.50%(e)    1.50%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.37)%(d)     (0.25)%     (0.42)%      (0.31)%     (0.29)%     (0.30)%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%   137.4%(f)        98.5%      113.2%      108.8%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.13     $ 15.82     $ 14.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.07)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        2.32        2.31
                          Total From Investment Operations         1.54        2.25        2.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)
Net Asset Value, End of Period                                  $ 17.27     $ 17.13     $ 15.82
Total Return..............................................     9.38%(c)      14.69%      15.84%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 235       $ 187        $ 11
     Ratio of Expenses to Average Net Assets..............     1.63%(d)       1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.   (0.51)%(d)     (0.41)%     (0.55)%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%   137.4%(f)


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 16.68     $ 15.40     $ 14.00      $ 12.96      $ 9.51     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.03)      (0.06)       (0.05)      (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.54        2.25        2.31         1.12        3.50      (0.83)
                          Total From Investment Operations         1.52        2.22        2.25         1.07        3.45      (0.85)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
Net Asset Value, End of Period                                  $ 16.80     $ 16.68     $ 15.40      $ 14.00     $ 12.96      $ 9.51
Total Return(g)...........................................     9.53%(c)      14.90%      16.49%        8.26%      36.28%     (8.23)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 160,340   $ 146,800   $ 113,607     $ 77,396    $ 47,377    $ 17,167
     Ratio of Expenses to Average Net Assets..............     1.39%(d)       1.45%       1.50%        1.58%       1.70%       1.70%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.42%(d)          -%          -%     1.58%(e)    1.84%(e)    1.70%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.27)%(d)     (0.20)%     (0.42)%      (0.35)%     (0.48)%     (0.44)%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%   137.4%(f)        98.5%      113.2%      108.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.45     $ 15.97     $ 14.38      $ 13.21      $ 9.60     $ 10.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.08        0.05         0.07        0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        2.34        2.39         1.13        3.56      (0.78)
                          Total From Investment Operations         1.65        2.42        2.44         1.20        3.61      (0.75)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.06)
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
     Tax Return of Capital Distribution...................           -           -           -            -           -       (0.01)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.09)
Net Asset Value, End of Period                                  $ 17.70     $ 17.45     $ 15.97      $ 14.38     $ 13.21      $ 9.60
Total Return..............................................     9.87%(c)      15.66%      17.42%        9.09%      37.60%     (7.34)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 43,388    $ 39,492    $ 31,109     $ 15,702     $ 9,318     $ 4,681
     Ratio of Expenses to Average Net Assets..............     0.75%(d)       0.75%       0.75%        0.75%       0.75%       0.74%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     0.75%(e)    0.75%(e)    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.37%(d)       0.50%       0.34%        0.47%       0.48%       0.66%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%   137.4%(f)        98.5%      113.2%      108.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.54     $ 16.08     $ 14.51      $ 13.36      $ 9.74     $ 10.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.04        0.01         0.03        0.01        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.61        2.36        2.41         1.15        3.61      (0.94)
                          Total From Investment Operations         1.62        2.40        2.42         1.18        3.62      (0.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.03)
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
     Tax Return of Capital Distribution...................           -           -           -            -           -       (0.01)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.06)
Net Asset Value, End of Period                                  $ 17.76     $ 17.54     $ 16.08      $ 14.51     $ 13.36      $ 9.74
Total Return..............................................     9.64%(c)      15.42%      17.11%        8.84%      37.17%     (7.48)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,686     $ 7,084     $ 5,773      $ 5,456     $ 5,163       $ 202
     Ratio of Expenses to Average Net Assets..............     1.01%(d)       1.01%       1.01%        1.01%       1.01%       1.00%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.01%(e)    1.01%(e)    1.01%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.13%(d)       0.24%       0.07%        0.22%       0.06%       0.19%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%   137.4%(f)        98.5%      113.2%      108.8%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 17.42     $ 15.93     $ 14.40      $ 13.28      $ 9.69     $ 10.57
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -         0.01      (0.01)         0.01        0.01        0.79
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        2.42        2.39         1.14        3.58      (1.63)
                          Total From Investment Operations         1.62        2.43        2.38         1.15        3.59      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.02)
     Distributions from Realized Gains....................       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.02)
                         Total Dividends and Distributions       (1.40)      (0.94)      (0.85)       (0.03)          -       (0.04)
Net Asset Value, End of Period                                  $ 17.64     $ 17.42     $ 15.93      $ 14.40     $ 13.28      $ 9.69
Total Return..............................................     9.71%(c)      15.77%      16.96%        8.66%      37.05%     (7.98)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,155     $ 1,452        $ 28         $ 16        $ 14        $ 10
     Ratio of Expenses to Average Net Assets..............     1.13%(d)       1.13%       1.13%        1.13%       1.13%       1.12%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.13%(e)    1.13%(e)    1.12%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.02)%(d)       0.05%     (0.05)%        0.10%       0.10%       0.07%
     Portfolio Turnover Rate..............................     50.4%(d)      103.0%   137.4%(f)        98.5%      113.2%      108.8%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                           2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.92      $ 8.29      $ 7.89       $ 7.62      $ 5.03      $ 7.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)      (0.06)       (0.06)      (0.04)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.92        1.19        0.86         0.33        2.63      (2.11)
                          Total From Investment Operations         0.89        1.13        0.80         0.27        2.59      (2.17)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)           -           -       (0.36)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)           -           -       (0.36)
Net Asset Value, End of Period                                   $ 9.43      $ 8.92      $ 8.29       $ 7.89      $ 7.62      $ 5.03
Total Return..............................................  10.27%(  c)      13.97%      10.15%        3.54%      51.49%    (30.69)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,291        $ 71        $ 19         $ 12       $ 954       $ 630
     Ratio of Expenses to Average Net Assets..............  1.34%(   d)       1.32%       1.32%        1.27%       1.32%       1.32%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.32%(   e)          -%    1.32%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.75)%(d)     (0.65)%     (0.69)%      (0.80)%     (0.67)%     (0.93)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%       194.9%      270.1%      255.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.84      $ 8.23      $ 7.85       $ 7.60      $ 5.03      $ 7.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.07)      (0.07)       (0.08)      (0.05)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.92        1.18        0.85         0.33        2.62      (2.09)
                          Total From Investment Operations         0.88        1.11        0.78         0.25        2.57      (2.17)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)           -           -       (0.36)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)           -           -       (0.36)
Net Asset Value, End of Period                                   $ 9.34      $ 8.84      $ 8.23       $ 7.85      $ 7.60      $ 5.03
Total Return..............................................    10.26%(c)      13.82%       9.94%        3.29%      51.09%    (30.69)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 794       $ 574        $ 83         $ 82       $ 985       $ 646
     Ratio of Expenses to Average Net Assets..............     1.51%(d)       1.50%       1.50%        1.45%       1.50%       1.49%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.50%(e)          -%    1.50%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.83)%(d)     (0.80)%     (0.88)%      (0.97)%     (0.85)%     (1.11)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%       194.9%      270.1%      255.3%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
SMALLCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.73      $ 8.15      $ 7.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.08)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.90        1.16        0.81
                          Total From Investment Operations         0.86        1.08        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)
Net Asset Value, End of Period                                   $ 9.21      $ 8.73      $ 8.15
Total Return..............................................    10.15%(c)      13.58%       9.34%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 94        $ 77        $ 11
     Ratio of Expenses to Average Net Assets..............     1.64%(d)       1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.   (0.95)%(d)     (0.97)%     (1.00)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.42      $ 7.87      $ 7.52       $ 7.29      $ 4.84      $ 7.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.07)      (0.08)       (0.08)      (0.08)      (0.20)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        1.12        0.83         0.31        2.53      (1.91)
                          Total From Investment Operations         0.83        1.05        0.75         0.23        2.45      (2.11)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)           -           -       (0.36)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)           -           -       (0.36)
Net Asset Value, End of Period                                   $ 8.87      $ 8.42      $ 7.87       $ 7.52      $ 7.29      $ 4.84
Total Return(g)...........................................    10.17%(c)      13.69%       9.98%        3.16%      50.62%    (30.92)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 37,673    $ 35,009    $ 29,405     $ 25,984    $ 16,886     $ 4,449
     Ratio of Expenses to Average Net Assets..............     1.48%(d)       1.53%       1.59%        1.68%       1.88%       1.70%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.51%(d)          -%          -%        1.69%    2.18%(e)    1.70%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.80)%(d)     (0.88)%     (0.97)%      (1.06)%     (1.26)%     (1.27)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%       194.9%      270.1%      255.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.89      $ 8.22      $ 7.79       $ 7.48      $ 4.91      $ 7.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.01)        0.01       (0.01)          -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.18        0.82         0.32        2.57      (2.08)
                          Total From Investment Operations         0.92        1.17        0.83         0.31        2.57      (2.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)           -           -       (0.36)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)           -           -       (0.36)
Net Asset Value, End of Period                                   $ 9.43      $ 8.89      $ 8.22       $ 7.79      $ 7.48      $ 4.91
Total Return..............................................    10.66%(c)      14.60%      10.69%        4.14%      52.34%    (30.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 298,565     $ 8,368     $ 1,502          $ 8         $ 8     $ 4,344
     Ratio of Expenses to Average Net Assets..............     0.75%(d)       0.75%       0.75%        0.73%       0.75%       0.75%
     Ratio of Gross Expenses to Average Net Assets(h).....     0.76%(d)          -%          -%     0.75%(e)          -%    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.21)%(d)     (0.08)%       0.13%      (0.12)%     (0.08)%     (0.31)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%       194.9%      270.1%      255.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.11      $ 8.43      $ 7.99       $ 7.69      $ 5.06      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.03)      (0.03)       (0.04)      (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.95        1.21        0.87         0.34        2.65      (2.12)
                          Total From Investment Operations         0.93        1.18        0.84         0.30        2.63      (2.16)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)           -           -       (0.36)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)           -           -       (0.36)
Net Asset Value, End of Period                                   $ 9.66      $ 9.11      $ 8.43       $ 7.99      $ 7.69      $ 5.06
Total Return..............................................    10.51%(c)      14.35%      10.54%        3.90%      51.98%    (30.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,362     $ 1,061       $ 284        $ 179     $ 1,102       $ 666
     Ratio of Expenses to Average Net Assets..............     1.02%(d)       1.01%       1.01%        0.97%       1.01%       1.01%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.01%(e)          -%    1.01%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.33)%(d)     (0.33)%     (0.38)%      (0.47)%     (0.37)%     (0.62)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%       194.9%      270.1%      255.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.07      $ 8.41      $ 7.98       $ 7.67      $ 5.06      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.04)      (0.04)       (0.05)      (0.03)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.93        1.20        0.87         0.36        2.64      (2.11)
                          Total From Investment Operations         0.91        1.16        0.83         0.31        2.61      (2.16)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.38)      (0.50)      (0.40)           -           -       (0.36)
                         Total Dividends and Distributions       (0.38)      (0.50)      (0.40)           -           -       (0.36)
Net Asset Value, End of Period                                   $ 9.60      $ 9.07      $ 8.41       $ 7.98      $ 7.67      $ 5.06
Total Return..............................................    10.33%(c)      14.14%      10.42%        4.04%      51.58%    (30.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 76        $ 62        $ 12         $ 11       $ 959       $ 633
     Ratio of Expenses to Average Net Assets..............     1.14%(d)       1.13%       1.13%        1.08%       1.13%       1.12%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.13%(e)          -%    1.12%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.46)%(d)     (0.44)%     (0.50)%      (0.62)%     (0.48)%     (0.74)%
     Portfolio Turnover Rate..............................  61.7%(d),(f)     109.9%      181.7%       194.9%      270.1%      255.3%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.





                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SMALLCAP S&P 600 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 18.75     $ 16.65     $ 14.94      $ 12.91      $ 9.75     $ 10.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.05        0.05         0.05        0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        2.46        2.07         1.98        3.14      (0.49)
                          Total From Investment Operations         1.47        2.51        2.12         2.03        3.16      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.03)      (0.05)           -           -           -
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)           -           -       (0.14)
                         Total Dividends and Distributions       (1.13)      (0.41)      (0.41)           -           -       (0.14)
Net Asset Value, End of Period                                  $ 19.09     $ 18.75     $ 16.65      $ 14.94     $ 12.91      $ 9.75
Total Return..............................................  8.06%(   c)      15.26%      14.32%       15.75%      32.41%     (4.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 41,337    $ 34,153    $ 24,278     $ 11,912     $ 3,540       $ 676
     Ratio of Expenses to Average Net Assets..............  0.72%(   d)       0.72%       0.72%        0.72%       0.72%       0.72%
     Ratio of Net Investment Income to Average Net Assets.     0.29%(d)       0.30%       0.29%        0.38%       0.18%       0.09%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%        54.5%       44.6%       61.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP S&P 600 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 18.61     $ 16.53     $ 14.86      $ 12.87      $ 9.71     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.02        0.02         0.03          -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.43        2.44        2.06         1.96        3.16      (0.48)
                          Total From Investment Operations         1.44        2.46        2.08         1.99        3.16      (0.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -       (0.05)           -           -           -
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)           -           -       (0.14)
                         Total Dividends and Distributions       (1.10)      (0.38)      (0.41)           -           -       (0.14)
Net Asset Value, End of Period                                  $ 18.95     $ 18.61     $ 16.53      $ 14.86     $ 12.87      $ 9.71
Total Return..............................................     7.93%(c)      15.06%      14.11%       15.48%      32.54%     (4.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 24,975    $ 22,868    $ 16,875     $ 11,254     $ 3,176     $ 1,344
     Ratio of Expenses to Average Net Assets..............     0.90%(d)       0.90%       0.90%        0.90%       0.90%       0.90%
     Ratio of Net Investment Income to Average Net Assets.     0.11%(d)       0.12%       0.10%        0.21%       0.01%     (0.09)%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%        54.5%       44.6%       61.0%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
SMALLCAP S&P 600 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 18.41     $ 16.37     $ 14.81
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.41        2.42        1.97
                          Total From Investment Operations         1.41        2.42        1.97
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -       (0.05)
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)
                         Total Dividends and Distributions       (1.09)      (0.38)      (0.41)
Net Asset Value, End of Period                                  $ 18.73     $ 18.41     $ 16.37
Total Return..............................................     7.85%(c)      14.96%      13.40%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,622     $ 1,949       $ 122
     Ratio of Expenses to Average Net Assets..............     1.03%(d)       1.03%       1.03%
     Ratio of Net Investment Income to Average Net Assets.   (0.01)%(d)     (0.01)%       0.01%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP S&P 600 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 17.99     $ 15.99     $ 14.40      $ 12.49      $ 9.50     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.02          -            -       (0.05)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.39        2.36        2.00         1.91        3.04      (0.49)
                          Total From Investment Operations         1.41        2.38        2.00         1.91        2.99      (0.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -       (0.05)           -           -           -
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)           -           -       (0.14)
                         Total Dividends and Distributions       (1.11)      (0.38)      (0.41)           -           -       (0.14)
Net Asset Value, End of Period                                  $ 18.29     $ 17.99     $ 15.99      $ 14.40     $ 12.49      $ 9.50
Total Return(e)...........................................     8.02%(c)      15.06%      13.99%       15.31%      31.47%     (5.16)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 83,052    $ 73,824    $ 57,122     $ 33,134    $ 17,505     $ 7,197
     Ratio of Expenses to Average Net Assets..............     0.83%(d)       0.89%       1.00%        1.06%       1.38%       1.10%
     Ratio of Gross Expenses to Average Net Assets(f).....     0.87%(d)          -%          -%        1.06%       1.49%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.18%(d)       0.13%       0.01%        0.01%     (0.47)%     (0.28)%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%        54.5%       44.6%       61.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 18.58     $ 16.50     $ 14.73      $ 12.70      $ 9.59     $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.15        0.14         0.13        0.08        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.42        2.44        2.05         1.95        3.07      (0.47)
                          Total From Investment Operations         1.50        2.59        2.19         2.08        3.15      (0.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.13)      (0.06)       (0.05)      (0.04)      (0.06)
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)           -           -       (0.14)
                         Total Dividends and Distributions       (1.24)      (0.51)      (0.42)       (0.05)      (0.04)      (0.20)
Net Asset Value, End of Period                                  $ 18.84     $ 18.58     $ 16.50      $ 14.73     $ 12.70      $ 9.59
Total Return..............................................     8.35%(c)      15.95%      15.00%       16.41%      33.04%     (4.19)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 180,000   $ 165,346    $ 99,202     $ 48,472    $ 18,585         $ 9
     Ratio of Expenses to Average Net Assets..............     0.15%(d)       0.15%       0.15%        0.15%       0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.     0.86%(d)       0.87%       0.86%        0.94%       0.74%       0.66%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%        54.5%       44.6%       61.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP S&P 600 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 18.90     $ 16.78     $ 15.01      $ 12.95      $ 9.77     $ 10.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.11        0.10         0.09        0.05        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        2.47        2.08         1.98        3.15      (0.45)
                          Total From Investment Operations         1.50        2.58        2.18         2.07        3.20      (0.43)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.08)      (0.05)       (0.01)      (0.02)      (0.03)
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)           -           -       (0.14)
                         Total Dividends and Distributions       (1.19)      (0.46)      (0.41)       (0.01)      (0.02)      (0.17)
Net Asset Value, End of Period                                  $ 19.21     $ 18.90     $ 16.78      $ 15.01     $ 12.95      $ 9.77
Total Return..............................................     8.18%(c)      15.63%      14.69%       16.03%      32.80%     (4.35)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 82,550    $ 76,595    $ 50,828     $ 26,093    $ 15,535     $ 6,850
     Ratio of Expenses to Average Net Assets..............     0.41%(d)       0.41%       0.41%        0.41%       0.41%       0.41%
     Ratio of Net Investment Income to Average Net Assets.     0.61%(d)       0.61%       0.59%        0.63%       0.51%       0.42%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%        54.5%       44.6%       61.0%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP S&P 600 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 18.87     $ 16.75     $ 15.00      $ 12.94      $ 9.76     $ 10.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.09        0.08         0.08        0.05        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.45        2.47        2.08         1.98        3.14      (0.51)
                          Total From Investment Operations         1.49        2.56        2.16         2.06        3.19      (0.45)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.06)      (0.05)           -       (0.01)      (0.02)
     Distributions from Realized Gains....................       (1.09)      (0.38)      (0.36)           -           -       (0.14)
                         Total Dividends and Distributions       (1.17)      (0.44)      (0.41)           -       (0.01)      (0.16)
Net Asset Value, End of Period                                  $ 19.19     $ 18.87     $ 16.75      $ 15.00     $ 12.94      $ 9.76
Total Return..............................................     8.12%(c)      15.51%      14.55%       15.94%      32.67%     (4.56)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 17,127    $ 12,791     $ 7,214      $ 2,807     $ 1,034       $ 570
     Ratio of Expenses to Average Net Assets..............     0.53%(d)       0.53%       0.53%        0.53%       0.53%       0.53%
     Ratio of Net Investment Income to Average Net Assets.     0.48%(d)       0.49%       0.48%        0.55%       0.36%       0.28%
     Portfolio Turnover Rate..............................     59.7%(d)       56.2%       43.2%        54.5%       44.6%       61.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated without the contingent deferred sales charge.
(f) Excludes expense reimbursement from Manager and/or Underwriter.





                                                               2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 19.23     $ 17.47     $ 16.22      $ 14.78     $ 10.56     $ 10.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.04        0.01       (0.05)          -         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        3.00        2.64         1.96        4.22        0.40
                          Total From Investment Operations         0.73        3.04        2.65         1.91        4.22        0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -           -            -           -       (0.04)
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
                         Total Dividends and Distributions       (0.91)      (1.28)      (1.40)       (0.47)          -       (0.51)
Net Asset Value, End of Period                                  $ 19.05     $ 19.23     $ 17.47      $ 16.22     $ 14.78     $ 10.56
Total Return..............................................  3.82%(   c)      18.30%      16.98%       13.20%      40.02%       3.98%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 13,618     $ 9,385     $ 6,033      $ 4,111       $ 891     $ 1,145
     Ratio of Expenses to Average Net Assets..............  1.33%(   d)       1.32%       1.32%        1.32%       1.32%       1.31%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%  1.32%(   e)    1.32%(e)    1.32%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.31%(d)       0.21%       0.05%      (0.31)%       0.04%       0.36%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%       163.5%      221.7%      134.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 19.05     $ 17.35     $ 16.14      $ 14.74     $ 10.55     $ 10.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01        0.01      (0.02)       (0.07)      (0.01)        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        2.97        2.63         1.94        4.20        0.40
                          Total From Investment Operations         0.71        2.98        2.61         1.87        4.19        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.02)
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
                         Total Dividends and Distributions       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.49)
Net Asset Value, End of Period                                  $ 18.87     $ 19.05     $ 17.35      $ 16.14     $ 14.74     $ 10.55
Total Return..............................................     3.72%(c)      18.07%      16.81%       12.96%      39.72%       3.90%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,661     $ 6,641     $ 3,266      $ 1,949       $ 650       $ 891
     Ratio of Expenses to Average Net Assets..............     1.51%(d)       1.50%       1.50%        1.50%       1.50%       1.49%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.50%(e)    1.50%(e)    1.50%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.16%(d)       0.04%     (0.13)%      (0.47)%     (0.14)%       0.19%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%       163.5%      221.7%      134.3%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 19.07     $ 17.39     $ 16.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        2.98        2.54
                          Total From Investment Operations         0.70        2.96        2.50
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)
                         Total Dividends and Distributions       (0.89)      (1.28)      (1.40)
Net Asset Value, End of Period                                  $ 18.88     $ 19.07     $ 17.39
Total Return..............................................     3.66%(c)      17.90%      15.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,554     $ 1,058        $ 12
     Ratio of Expenses to Average Net Assets..............     1.64%(d)       1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.     0.00%(d)     (0.09)%     (0.27)%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 18.67     $ 17.02     $ 15.88      $ 14.53     $ 10.42     $ 10.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.01      (0.03)       (0.09)      (0.04)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        2.92        2.57         1.91        4.15        0.42
                          Total From Investment Operations         0.71        2.93        2.54         1.82        4.11        0.41
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
                         Total Dividends and Distributions       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
Net Asset Value, End of Period                                  $ 18.49     $ 18.67     $ 17.02      $ 15.88     $ 14.53     $ 10.42
Total Return(g)...........................................     3.80%(c)      18.12%      16.63%       12.80%      39.44%       3.65%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 73,955    $ 67,102    $ 46,466     $ 26,756    $ 12,945     $ 4,953
     Ratio of Expenses to Average Net Assets..............     1.41%(d)       1.47%       1.56%        1.65%       1.70%       1.69%
     Ratio of Gross Expenses to Average Net Assets(h).....     1.44%(d)       1.47%       1.56%     1.65%(e)    2.14%(e)    1.70%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.25%(d)       0.07%     (0.19)%      (0.62)%     (0.35)%     (0.07)%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%       163.5%      221.7%      134.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 19.32     $ 17.54     $ 16.20      $ 14.68     $ 10.48     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07        0.14        0.11         0.04        0.07        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        3.01        2.63         1.95        4.20        0.39
                          Total From Investment Operations         0.79        3.15        2.74         1.99        4.27        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.09)          -            -       (0.07)      (0.10)
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
                         Total Dividends and Distributions       (1.03)      (1.37)      (1.40)       (0.47)      (0.07)      (0.57)
Net Asset Value, End of Period                                  $ 19.08     $ 19.32     $ 17.54      $ 16.20     $ 14.68     $ 10.48
Total Return..............................................     4.10%(c)      18.99%      17.61%       13.86%      40.94%       4.60%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 402,247   $ 105,863    $ 46,908     $ 20,973    $ 10,493     $ 9,641
     Ratio of Expenses to Average Net Assets..............     0.75%(d)       0.75%       0.75%        0.75%       0.75%       0.74%
     Ratio of Gross Expenses to Average Net Assets(h).....     0.75%(d)          -%          -%     0.75%(e)    0.75%(e)    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.76%(d)       0.79%       0.64%        0.28%       0.62%       0.88%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%       163.5%      221.7%      134.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 19.42     $ 17.63     $ 16.31      $ 14.82     $ 10.58     $ 10.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.10        0.06           -         0.04        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71        3.02        2.66         1.96        4.24        0.37
                          Total From Investment Operations         0.77        3.12        2.72         1.96        4.28        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.05)          -            -       (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
                         Total Dividends and Distributions       (0.98)      (1.33)      (1.40)       (0.47)      (0.04)      (0.54)
Net Asset Value, End of Period                                  $ 19.21     $ 19.42     $ 17.63      $ 16.31     $ 14.82     $ 10.58
Total Return..............................................     3.96%(c)      18.64%      17.35%       13.51%      40.56%       4.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 28,951    $ 18,180    $ 10,672      $ 5,755     $ 1,139     $ 1,056
     Ratio of Expenses to Average Net Assets..............     1.02%(d)       1.01%       1.01%        1.01%       1.01%       1.00%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.01%(e)    1.01%(e)    1.01%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.62%(d)       0.53%       0.37%        0.01%       0.34%       0.67%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%       163.5%      221.7%      134.3%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 19.34     $ 17.56     $ 16.27      $ 14.80     $ 10.57     $ 10.63
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.07        0.04       (0.02)        0.02        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        3.02        2.65         1.96        4.24        0.37
                          Total From Investment Operations         0.75        3.09        2.69         1.94        4.26        0.47
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.03)          -            -       (0.03)      (0.06)
     Distributions from Realized Gains....................       (0.89)      (1.28)      (1.40)       (0.47)          -       (0.47)
                         Total Dividends and Distributions       (0.95)      (1.31)      (1.40)       (0.47)      (0.03)      (0.53)
Net Asset Value, End of Period                                  $ 19.14     $ 19.34     $ 17.56      $ 16.27     $ 14.80     $ 10.57
Total Return..............................................     3.90%(c)      18.52%      17.20%       13.39%      40.34%       4.17%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 7,555     $ 4,406       $ 583        $ 326       $ 187       $ 876
     Ratio of Expenses to Average Net Assets..............     1.14%(d)       1.13%       1.13%        1.13%       1.12%       1.11%
     Ratio of Gross Expenses to Average Net Assets........        -%(d)          -%          -%     1.13%(e)    1.13%(e)    1.12%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.49%(d)       0.39%       0.26%      (0.10)%       0.23%       0.56%
     Portfolio Turnover Rate..............................  94.4%(d),(f)      97.9%      133.7%       163.5%      221.7%      134.3%


(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(g) Total return is calculated without the contingent deferred sales charge.
(h) Excludes expense reimbursement from Manager and/or Underwriter.




                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
ULTRA SHORT BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.01      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.41        0.23         0.21        0.27        0.36
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -         0.05      (0.03)       (0.11)          -           -
     Net Increase from Payments by Affiliates                        -           -           -          0.11          -           -
                          Total From Investment Operations         0.24        0.46        0.20         0.21        0.27        0.36
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.42)      (0.23)       (0.21)      (0.27)      (0.36)
                         Total Dividends and Distributions       (0.26)      (0.42)      (0.23)       (0.21)      (0.27)      (0.36)
Net Asset Value, End of Period                                   $ 9.99     $ 10.01      $ 9.97      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................  2.26%(   c)       4.73%       1.97%  2.08%(   d)       2.72%       3.68%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,814     $ 2,500    $ 26,149     $ 20,513     $ 1,805     $ 1,736
     Ratio of Expenses to Average Net Assets..............  0.97%(   e)       0.97%       0.97%        1.08%       1.17%       1.17%
     Ratio of Net Investment Income to Average Net Assets.     4.88%(e)       4.08%       2.30%        2.05%       2.57%       3.61%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%       54.9%       105.5%       20.7%       13.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
ULTRA SHORT BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.99      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.41        0.21         0.19        0.25        0.34
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.01      (0.03)       (0.11)          -           -
     Net Increase from Payments by Affiliates                        -           -           -          0.11          -           -
                          Total From Investment Operations         0.22        0.42        0.18         0.19        0.25        0.34
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.40)      (0.21)       (0.19)      (0.25)      (0.34)
                         Total Dividends and Distributions       (0.25)      (0.40)      (0.21)       (0.19)      (0.25)      (0.34)
Net Asset Value, End of Period                                   $ 9.96      $ 9.99      $ 9.97      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.07%(c)       4.34%       1.79%     1.90%(d)       2.56%       3.50%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 9,311     $ 9,464     $ 9,036      $ 8,760     $ 2,429     $ 1,732
     Ratio of Expenses to Average Net Assets..............     1.15%(e)       1.15%       1.15%        1.28%       1.35%       1.35%
     Ratio of Net Investment Income to Average Net Assets.     4.71%(e)       4.11%       2.09%        1.84%       2.37%       3.43%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%       54.9%       105.5%       20.7%       13.6%


                                                                2007(a)        2006        2005
                                                                ----           ----        ----
ULTRA SHORT BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.99      $ 9.97     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.40        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.02)        0.01      (0.03)
                          Total From Investment Operations         0.21        0.41      (0.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.39)      (0.19)
                         Total Dividends and Distributions       (0.24)      (0.39)      (0.19)
Net Asset Value, End of Period                                   $ 9.96      $ 9.99      $ 9.97
Total Return..............................................     2.01%(c)       4.21%       1.63%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 11        $ 11        $ 10
     Ratio of Expenses to Average Net Assets..............     1.28%(e)       1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.     4.60%(e)       3.98%       1.91%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%       54.9%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
ULTRA SHORT BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.99      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.41        0.20         0.19        0.23        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.01      (0.03)       (0.11)          -           -
     Net Increase from Payments by Affiliates                        -           -           -          0.11          -           -
                          Total From Investment Operations         0.22        0.42        0.17         0.19        0.23        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.40)      (0.20)       (0.19)      (0.23)      (0.32)
                         Total Dividends and Distributions       (0.25)      (0.40)      (0.20)       (0.19)      (0.23)      (0.32)
Net Asset Value, End of Period                                   $ 9.96      $ 9.99      $ 9.97      $ 10.00     $ 10.00     $ 10.00
Total Return(f)...........................................     2.07%(c)       4.31%       1.77%     1.90%(d)       2.33%       3.24%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 37,413    $ 37,801    $ 38,214     $ 43,380    $ 40,460    $ 14,460
     Ratio of Expenses to Average Net Assets..............     1.12%(e)       1.18%       1.16%        1.29%       1.55%       1.60%
     Ratio of Gross Expenses to Average Net Assets(g).....     1.15%(e)       1.18%       1.16%        1.32%       1.55%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.74%(e)       4.08%       2.02%        1.90%       2.21%       3.12%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%       54.9%       105.5%       20.7%       13.6%


                                                                2007(a)        2006         2005        2004        2003        2002
                                                                ----           ----         ----        ----        ----        ----
ULTRA SHORT BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.05      $ 10.00     $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.27        0.50         0.25        0.26        0.32        0.42
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.02)      (0.01)         0.09      (0.11)          -           -
     Net Increase from Payments by Affiliates                        -           -            -         0.11          -           -
                          Total From Investment Operations         0.25        0.49         0.34        0.26        0.32        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.48)       (0.29)      (0.26)      (0.32)      (0.42)
                         Total Dividends and Distributions       (0.28)      (0.48)       (0.29)      (0.26)      (0.32)      (0.42)
Net Asset Value, End of Period                                  $ 10.03     $ 10.06      $ 10.05     $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.44%(c)       4.98%  3.40%(   h)    2.66%(d)       3.30%       4.27%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 125,337   $ 192,510         $ 13     $ 1,968     $ 1,917     $ 1,856
     Ratio of Expenses to Average Net Assets..............     0.40%(e)       0.40%        0.40%       0.55%       0.60%       0.60%
     Ratio of Net Investment Income to Average Net Assets.     5.43%(e)       4.97%        2.52%       2.62%       3.24%       4.18%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%        54.9%      105.5%       20.7%       13.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
ULTRA SHORT BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.99      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.26        0.48        0.25         0.24        0.30        0.39
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.01)      (0.02)       (0.11)          -           -
     Net Increase from Payments by Affiliates                        -           -           -          0.11          -           -
                          Total From Investment Operations         0.29        0.47        0.23         0.24        0.30        0.39
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.45)      (0.26)       (0.24)      (0.30)      (0.39)
                         Total Dividends and Distributions       (0.27)      (0.45)      (0.26)       (0.24)      (0.30)      (0.39)
Net Asset Value, End of Period                                  $ 10.01      $ 9.99      $ 9.97      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.83%(c)       4.85%       2.29%     2.40%(d)       3.04%       4.00%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,975    $ 27,314     $ 1,775      $ 2,335       $ 523     $ 1,744
     Ratio of Expenses to Average Net Assets..............     0.66%(e)       0.66%       0.66%        0.80%       0.86%       0.86%
     Ratio of Net Investment Income to Average Net Assets.     5.20%(e)       4.76%       2.52%        2.33%       3.07%       3.92%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%       54.9%       105.5%       20.7%       13.6%


                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
ULTRA SHORT BOND FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.98      $ 9.96     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.45        0.19         0.22        0.29        0.38
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.02)        0.01        0.02       (0.11)          -           -
     Net Increase from Payments by Affiliates                        -           -           -          0.11          -           -
                          Total From Investment Operations         0.23        0.46        0.21         0.22        0.29        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.44)      (0.25)       (0.22)      (0.29)      (0.38)
                         Total Dividends and Distributions       (0.27)      (0.44)      (0.25)       (0.22)      (0.29)      (0.38)
Net Asset Value, End of Period                                   $ 9.94      $ 9.98      $ 9.96      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.16%(c)       4.73%       2.08%     2.27%(d)       2.92%       3.88%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $ 11        $ 11        $ 10      $ 1,802     $ 1,665     $ 1,740
     Ratio of Expenses to Average Net Assets..............     0.78%(e)       0.78%       0.78%        0.92%       0.98%       0.98%
     Ratio of Net Investment Income to Average Net Assets.     5.09%(e)       4.48%       1.87%        2.23%       2.78%       3.80%
     Portfolio Turnover Rate..............................     38.4%(e)       49.0%       54.9%       105.5%       20.7%       13.6%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Class J,
     Institutional, Preferred and Select classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.
(e) Computed on an annualized basis.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Underwriter.
(h) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.






                                                               2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
WEST COAST EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 43.56     $ 39.39     $ 35.39      $ 32.39     $ 23.83     $ 29.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............   0.24(   b)        0.32        0.39      0.17(b)     0.13(b)     0.12(b)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.94        5.07        4.37         2.87        8.43      (4.10)
                          Total From Investment Operations         3.18        5.39        4.76         3.04        8.56      (3.98)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.25)      (0.33)       (0.04)          -       (0.17)
     Distributions from Realized Gains....................       (0.99)      (0.97)      (0.43)           -           -       (1.02)
                         Total Dividends and Distributions       (1.30)      (1.22)      (0.76)       (0.04)          -       (1.19)
Net Asset Value, End of Period                                  $ 45.44     $ 43.56     $ 39.39      $ 35.39     $ 32.39     $ 23.83
Total Return..............................................  7.40%(   c)      13.88%      13.55%        9.39%      35.92%    (14.65)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $ 703,567   $ 826,593   $ 621,993    $ 515,464   $ 349,363   $ 195,029
     Ratio of Expenses to Average Net Assets..............  0.49%(   d)       0.53%       0.58%        0.61%       0.67%       0.70%
     Ratio of Gross Expenses to Average Net Assets(e).....        -%(d)       0.53%       0.58%        0.61%       0.67%       0.70%
     Ratio of Net Investment Income to Average Net Assets.     1.08%(d)       0.76%       1.01%        0.50%       0.49%       0.42%
     Portfolio Turnover Rate..............................     16.5%(d)       15.0%       13.0%        12.0%       14.0%       16.0%

(a) Six months ended April 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager and/or custodian credits.



FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                            Number of
                                                                                        Portfolios in Fund             Other
     Name, Position Held with the Fund,               Principal Occupation(s)          Complex Overseen by         Directorships
        Address*, and Year of Birth                     During past 5 years                  Director           Held by Director**
        ---------------------------                     -------------------                  --------           ------------------
  Elizabeth Ballantine                          Principal, EBA Associates since 1998.          107             The McClatchy Company
  Director since 2004
  Member, Audit and Nominating Committee
  1948

  Kristianne Blake                              President, Kristianne Gates Blake,             107              Avista Corporation;
  Director since 2006                           P.S.                                                            Russell Investment
  Member, Audit and Nominating Committee                                                                         Company; Russell
  1954                                                                                                           Investment Funds

  Richard W. Gilbert                            President, Gilbert Communications,             107                 Calamos Asset
  Director since 1985                           Inc. since 1993.                                                 Management, Inc.
  Member, Audit and Nominating Committee
  1940

  Mark A. Grimmett                              Executive Vice President and CFO,              107                     None
  Director since 2004                           Merle Norman Cosmetics, Inc. since
  Member, Audit and Nominating Committee        2000.
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc. since           107                     None
  Director since 2005                           1986.
  Member, Audit and Nominating Committee
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap               107           Casey's General Stores,
  Director since 1999                           Pharmacies, Inc.                                                       Inc.
  Member, Audit and Nominating Committee
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                    107                     None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  1940

  Daniel Pavelich                               Retired. Formerly, Chairman and CEO            107            Catalytic Inc.; Vaagen
  Director since 2006                           of BDO Seidman.                                                 Bros. Lumber, Inc.
  Member, Audit and Nominating Committee
  1944

  Richard Yancey                                Retired. Formerly, Managing Director           107           AdMedia Partners, Inc.;
  Director since 2006                           of Dillon Read & Co.                                             Czech and Slovak
  Member, Audit and Nominating Committee                                                                    American Enterprise Fund
  1926

    *Correspondence intended for each Director who is other than an Interested
        Director may be sent to 711 High Street, Des Moines, IA 50392.

    **Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.








    The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President, Principal              107                      None
  Director, President and CEO                   Management Corporation, since 1999.
  Member, Executive Committee                   Director, Principal Funds
  711 High Street, Des Moines, IA  50392        Distributor, Inc. since 2007.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005. Senior
                                                Vice President, Principal Life,
                                                since 2002. Prior thereto, Vice
                                                President.

  William G. Papesh                             President and Director of Edge Asset           107                      None
  Director                                      Management, Inc. since 2007;
  1201 Third Avenue, 8th Floor                  President and CEO of WM Group of
  Seattle, Washington                           Funds 1987-2006.
  1943

  Larry D. Zimpleman                            Chairman and Director, Principal               107                      None
  Director and Chairman of the Board since      Management Corporation and Princor
  2001                                          since 2001. President and Chief
  Member, Executive Committee                   Operating Officer, Principal Life
  711 High Street, Des Moines, IA  50392        since 2006. President, Retirement
  1951                                          and Investor Services, Principal
                                                Financial Group, Inc. 2003-2006.
                                                Executive Vice President, 2001-2003,
                                                and prior thereto, Senior Vice
                                                President, Principal Life.


    The following table presents officers of the Funds.

       Name, Position Held with the Fund,                         Principal Occupation(s)
           Address, and Year of Birth                               During past 5 years
           --------------------------                               -------------------

  Craig L. Bassett                                  Vice President and Treasurer, Principal Life.
  Treasurer
  711 High Street, Des Moines, IA  50392
  1952

  Michael J. Beer                                   Executive Vice President and Chief Operating
  Executive Vice President                          Officer, Principal Management Corporation. Executive
  711 High Street, Des Moines, IA  50392            Vice President, Principal Funds Distributor, Inc.,
  1961                                              since 2007. President, Princor, since 2005.

  Randy L. Bergstrom                                Counsel, Principal Life.
  Assistant Tax Counsel
  711 High Street, Des Moines, IA  50392
  1955

  David J. Brown                                    Vice President, Product & Distribution Compliance,
  Chief Compliance Officer                          Principal Life. Senior Vice President, Principal
  711 High Street, Des Moines, IA  50392            Management Corporation since 2004. Senior Vice
  1960                                              President, Principal Funds Distributor, Inc., since
                                                    2007. Second Vice President,
                                                    Princor, since 2003, and
                                                    prior thereto, Vice
                                                    President, Principal
                                                    Management Corporation and
                                                    Princor.

  Jill R. Brown                                     Second Vice President, Principal Financial Group and
  Vice President, Chief Financial Officer           Senior Vice President, Principal Management
  711 High Street, Des Moines, IA  50392            Corporation and Princor, since 2006. Chief Financial
  1967                                              Officer, Princor since 2003. Vice President, Princor
                                                    2003-2006. Senior Vice
                                                    President and Chief
                                                    Financial Officer, Principal
                                                    Funds Distributor, Inc.,
                                                    since 2007. Prior thereto,
                                                    Assistant Financial
                                                    Controller, Principal Life.

  Steve Gallaher                                    Second Vice President and Counsel, Principal Life
  Assistant Counsel                                 since 2006. Self-Employed Writer in 2005. 2004 and
  711 High Street Des Moines, IA  50392             prior thereto Senior Vice President and Counsel of
  1955                                              Principal Residential Mortgage, Inc.

  Ernie H. Gillum                                   Vice President and Chief Compliance Officer,
  Vice President, Assistant Secretary               Principal Management Corporation, since 2004, and
  711 High Street Des Moines, IA  50392             prior thereto, Vice President, Compliance and
  1955                                              Product Development, Principal Management
                                                    Corporation.
  Patrick A. Kirchner                               Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1960




   Name, Position Held with the Fund,                Principal Occupation(s)
   Address, and Year of Birth During past 5 years


  Carolyn F. Kolks Counsel,                          Principal Life, since 2003 and prior
  Assistant Tax Counsel thereto, Attorney.
  711 High Street, Des Moines, IA  50392
  1962

  Sarah J. Pitts                                    Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1945

  Layne A. Rasmussen                                Vice President and Controller - Mutual Funds,
  Vice President and Controller                     Principal Management Corporation.
  711 High Street, Des Moines, IA  50392
  1958

  Michael D. Roughton                               Vice President and Senior Securities Counsel,
  Counsel                                           Principal Financial Group, Inc.  Senior Vice
  711 High Street, Des Moines, IA  50392            President and Counsel, Principal Management
  1951                                              Corporation, Principal Funds Distributor, Inc., and
                                                    Princor. Counsel, Principal
Global.
  Adam U. Shaikh                                    Counsel, Principal Life, since 2006. Prior thereto,
  Assistant Counsel                                 practicing attorney.
  711 High Street, Des Moines, IA  50392
  1972

  Dan Westholm                                      Director Treasury, since 2003. Prior thereto,
  Assistant Treasurer                               Assistant Treasurer.
  711 High Street, Des Moines, IA  50392
  1966

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation, at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD   CONSIDERATION   OF  AND  CONTINUATION  OF  MANAGEMENT  AND  SUB-ADVISORY
AGREEMENTS

During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (PIF) approved (1) an amendment to the subadvisory agreement with Van Kampen Asset Management (Van Kampen) relating to the Tax-Exempt Bond Fund I, the California Insured Intermediate Municipal Fund, and the California Municipal Bond Fund; (2) an amendment to the management agreement (Management Agreement) with Principal Management Corporation (PMC) relating to the addition of the Global REIT Fund to PIF; (3) a subadvisory agreement with Principal Real Estate Investors, LLC (Principal REI) relating to the addition of the Global REIT Fund to PIF; and (4) an amendment to the Management Agreement that added an additional breakpoint to the fee schedule for each of the Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Value Fund.

Van Kampen Subadvisory Agreement

At its March 12, 2007 meeting, the board considered whether to amend the current subadvisory agreement with Van Kampen Asset Management relating to the Tax-Exempt Bond Fund I, the California Insured Intermediate Municipal Fund, and the California Municipal Bond Fund. The purpose of the amendment was to provide for calculation of Van Kampen's fee for each of the three funds by aggregating the assets of any Principal Life separate account or any investment company sponsored by Principal Life for which Van Kampen acts as subadvisor. The board noted that it had recently approved a subadvisory agreement with Van Kampen at its September 2006 meeting and that it was not necessary to reconsider all the factors it previously considered in approving the subadvisory agreement. The board reviewed the impact of the new schedule on the fees paid at the current asset size of each of the three Funds, noting that for the Tax-Exempt Bond Fund I, Van Kampen would receive a larger fee than it does under the current schedule while, for the other two Funds, Van Kampen would receive a lower fee. The board reviewed the manner in which the new subadvisory fees would affect PMC's profitability and reviewed information comparing the current and amended effective subadvisory fee rates at current asset levels. In approving the amended subadvisory agreement, the board noted that there would be no change in the advisory fee paid by shareholders. The board also determined that PMC's profitability under the amended subadvisory agreement continued to be reasonable. The board noted that the fee rate was negotiated at arm's length between PMC and Van Kampen, reflecting the fee level Van Kampen required to continue the engagement on an ongoing basis, and that PMC compensates Van Kampen from its fees.

PMC Management Agreement

At its March 12, 2007 meeting, the board also considered whether to amend PIF's Management Agreement with PMC to reflect the addition of the Global REIT Fund. In approving the amendment to the Management Agreement, the board considered the nature, quality and extent of services to be provided under the Management Agreement. The board noted that at its September 2006 meeting, it had considered Principal Management's provision of similar services to other PIF funds. Based upon all relevant factors, the board concluded that the nature, quality and extent of the services PMC is expected to provide to the Global REIT Fund under the Management Agreement are satisfactory.

With regard to investment performance, the board noted that PMC will not directly control investment performance, but rather will engage a subadvisor, Principal REI, that will manage the Global REIT Fund's portfolio. The board concluded that PMC has in place an effective process to monitor performance, encourage remedial action and make changes in the subadvisor at the appropriate time, if necessary.

The board considered the management fee PMC proposed to charge the Fund with respect to the Global REIT Fund. The board considered information supplied by Lipper Analytical Services comparing the proposed management fee to management fees of other mutual funds in the REIT fund universe. The board noted that the fee was higher than the REIT fund median, however the board considered that the REIT fund median is based on both U.S. and global REIT funds and PMC's representation that the cost of managing REIT assets on a global basis is considerably higher than managing U.S. REIT assets. The board concluded that the proposed management fee was reasonable in light of the quality of services to be provided by PMC as well as other relevant factors.

The board noted that the Global REIT Fund is a newly created series and, therefore, did not review information about the profitability of the Fund for PMC. The board noted that at least for the first year of operations, the profitability of the Fund for PMC was expected to be negative due to start-up costs and PMC's forecast of minimal first year assets.

The board considered whether the amended Management Agreement provided economies of scale with respect to the Global REIT Fund and whether the Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of reduction. The board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of economies of scale. The board also considered the character and amount of incidental benefits to be received by PMC. The board concluded that management fees were reasonable in light of these fall-out benefits.

Principal REI Subadvisory Agreement

At its March 12, 2007 meeting, the board also considered whether to engage Principal REI to provide investment advisory services relating to the newly created Global REIT Fund.


In approving the subadvisory agreement with Principal REI, the board considered the nature, quality and extent of services to be provided under the proposed subadvisory agreement. The board noted that Principal REI also acts as subadvisor for the PIF Real Estate Securities Fund and, therefore, the board was familiar with the reputation, qualifications and background of Principal REI, its investment approach and the resources available to its personnel. With regard to anticipated performance of the proposed new fund, the board noted that, although Principal REI does not have a global REIT track record, Principal REI acts as subadvisor to the PIF Real Estate Securities Fund. The board considered PMC's representation that Principal REI's management of the PIF Real Estate Securities Fund and a related Australian REIT product had outperformed its benchmarks. With regard to fees and expenses, the board considered information PMC provided based on data supplied by Lipper Analytical Services comparing the proposed subadvisory fees to subadvisory fees of mutual funds in the REIT fund universe. Although the proposed subadvisory fees were higher than the REIT fund universe median, the board noted that the category included both U.S. and Global REIT funds. PMC represented that the costs of managing REIT assets on a global basis are considerably higher than the costs of managing U.S. REIT assets. On the basis of the information provided, the board concluded that the proposed subadvisory fee schedule was reasonable and appropriate in light of the quality and services the board anticipated Principal REI would provide as well as other relevant factors. In considering profitability, the board noted that PMC represented that, at least for the first year of operations, the profitability of the proposed fund for Principal REI is expected to be negative given management's forecast of minimal first year assets. The board considered whether there are economies of scale with respect to the fund and whether the fund benefits from economies of scale through breakpoints in the subadvisory fee. The board also reviewed the level at which breakpoints occur and the amount of reduction. The board also considered the character and amount of other incidental benefits Principal REI and its affiliates anticipate receiving in connection with management of the fund. The board concluded that subadvisory fees for the proposed fund were reasonable in light of these fall out benefits. In approving the subadvisory agreement, the board noted that Principal REI had represented that none of its clients with accounts managed similarly to that of the Global REIT Fund has a more favorable fee schedule than that Principal REI proposed for the Fund.

BOARD   CONSIDERATION   OF  AND  CONTINUATION  OF  MANAGEMENT  AND  SUB-ADVISORY
AGREEMENTS (CONTINUED)

Amendment to the Management Agreement

At its December 11, 2006 meeting, the board approved an amendment to the Management Agreement that added an additional breakpoint to the fee schedule for each of the Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Value Fund. As part of its consideration of the amendment, the board noted that it approved the continuation of the Management Agreement for these Funds at its September 2006 meeting. In approving the amendment, the board determined that, given its recent consideration of the Management Agreement and that the amendment provides for additional breakpoints, it was not necessary to reconsider all of the factors it considered at its September meeting. The board determined that the revised management fee schedule would result in each Fund paying PMC a lower management fee than would be the case in the absence of the additional breakpoint. The board also determined that the revised management fee schedule reflects economies of scale for the benefit of these Funds. The board noted that PMC represented that the change in the management fee would not reduce the quality or quantity of service PMC provides to the Funds and that PMC's obligations under the Management Agreement would remain the same in all material respects.

                           SHAREHOLDER MEETING RESULTS

                         Special Meeting of Shareholders
                         Principal Investors Fund, Inc.
                             Held December 15, 2006

1. Election of Board of Directors:
                                                             For                    Withheld
                               Ballantine             2,692,937,828.974          42,005,916.984
                               Blake                  2,691,936,232.779          43,007,510.575
                               Gilbert                2,697,652,053.996          37,291,693.085
                               Grimmett               2,696,342,480.974          38,601,264.359
                               Hirsch                 2,696,974,196.213          37,969,548.386
                               Kimball                2,697,798,314.847          37,145,427.201
                               Lukavsky               2,691,014,718.858          43,929,026.076
                               Pavelich               2,695,056,313.168          39,887,426.264
                               Yancey                 2,692,471,122.657          42,472,617.923
                               Eucher                 2,697,520,528.298          37,423,215.150
                               Papesh                 2,697,207,763.094          37,735,981.820
                               Zimpleman              2,696,974,355.987          37,969,388.825

2. Approval of an Amendment to the Management Agreement to Provide for Fund
Accounting Services:
                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Bond & Mortgage Securities Fund                 163,272,654.120       7,299,848.582       4,137,747.324      1,510,716.000
     Disciplined LargeCap Blend Fund                  63,094,594.747         186,052.883          98,517.368        214,783.000
     Diversified International Fund                   31,562,640.292       1,821,349.932         863,929.287      2,234,784.000
     Equity Income Fund                                4,091,916.560         139,178.397          94,866.518        745,478.000
     Government & High Quality Bond Fund              20,653,951.675         663,995.986         547,551.573      2,193,652.000
     High Quality Intermediate-Term Bond Fund         10,360,202.974         311,238.807         132,622.835      1,039,452.000
     High Yield Fund                                   8,684,736.324               0.000               0.000              0.000
     Inflation Protection Fund                        11,925,226.003          86,320.822          14,612.033        112,510.000
     International Emerging Markets Fund               8,636,430.273         657,748.041         291,829.863        716,430.000
     International Growth Fund                        88,598,510.698       1,045,190.718         599,676.327      3,598,117.000
     LargeCap Growth Fund                             82,269,705.021       2,555,365.094         817,908.415      7,838,864.000
     LargeCap S&P 500 Index Fund                      77,854,340.869       7,128,660.587       2,336,982.941      2,929,381.000
     LargeCap Value Fund                              38,507,287.472       1,033,639.642         348,288.647      1,080,204.000
     MidCap Blend Fund                                26,817,310.598       1,682,831.772         890,094.862      2,950,527.000
     MidCap Growth Fund                                4,038,574.363         545,366.115          72,377.120          1,915.000
     MidCap S&P 400 Index Fund                         7,221,542.134         532,192.440         194,186.174        718,294.000
     MidCap Value Fund                                 8,293,133.577         820,843.586         237,767.866        441,424.000
     Money Market Fund                               356,073,302.807      20,187,776.756       9,233,364.348        990,964.000
     Partners Global Equity Fund                       2,050,065.226          16,677.030           3,397.438              0.000
     Partners International Fund                      58,110,662.749         470,370.024         115,501.042              0.000
     Partners LargeCap Blend Fund                     72,027,123.987       1,465,331.962         570,144.287      4,304,175.000
     Partners LargeCap Blend Fund I                   17,526,259.564       1,299,645.106         474,422.413        546,118.000
     Partners LargeCap Growth Fund                    11,562,509.522          40,991.946          24,412.032              0.000
     Partners LargeCap Growth Fund I                 123,531,762.854       1,037,490.572         487,178.733        439,254.000
     Partners LargeCap Growth Fund II                 91,919,070.456         818,924.409         445,886.965          3,387.000
     Partners LargeCap Value Fund                    151,189,842.913       1,824,506.374         734,358.421      2,368,780.000
     Partners LargeCap Value Fund I                   40,133,299.292          40,121.239         152,080.710              0.000
     Partners LargeCap Value Fund II                  20,450,473.509             882.277               0.000              0.000
     Partners MidCap Growth Fund                      45,474,971.318       1,056,109.669         358,557.964        302,651.000
     Partners MidCap Growth Fund I                    20,468,967.249          53,257.504           7,782.116         16,062.000
     Partners MidCap Growth Fund II                   48,086,419.418         155,001.892         131,084.200              0.000
     Partners MidCap Value Fund                       39,711,375.817         918,208.186         423,918.541      1,155,071.000
     Partners MidCap Value Fund I                     52,396,093.877         140,722.254         111,990.402              0.000
     Partners SmallCap Blend Fund                     13,714,133.969          17,602.431             206.783              0.000
     Partners SmallCap Growth Fund I                  11,700,025.815         124,632.568          23,201.476              0.000
     Partners SmallCap Growth Fund II                 64,177,697.934         610,687.728         365,152.569        164,621.000
     Partners SmallCap Growth Fund III                18,295,506.198               7.417          33,671.689              0.000
     Partners SmallCap Value Fund                     15,587,897.206         197,944.720          55,904.298          1,639.000
     Partners SmallCap Value Fund I                   21,536,223.814         401,629.209          94,194.099              0.000
     Partners SmallCap Value Fund II                  26,010,905.008          46,158.891          52,532.089              0.000
     Preferred Securities Fund                        51,781,692.810       3,388,213.398       1,216,535.352        326,456.000
     Principal LifeTime 2010 Fund                     76,109,629.330       1,376,228.934         692,886.009         87,356.000
     Principal LifeTime 2020 Fund                    134,002,990.581       2,079,725.352       1,326,337.882        134,737.000
     Principal LifeTime 2030 Fund                    110,257,602.224       2,877,261.167       1,111,541.835        155,425.000
     Principal LifeTime 2040 Fund                     48,789,532.962       1,447,858.009         820,678.442        119,144.000
     Principal LifeTime 2050 Fund                     23,639,866.601         486,193.855         161,982.817         49,332.000
     Principal LifeTime Strategic Income Fund         30,871,728.505         194,274.305         380,235.965         88,535.000
     Real Estate Securities Fund                      39,956,079.572       2,628,668.100       1,292,285.866      1,216,137.000
     Short-Term Bond Fund                             12,266,059.666         542,662.263         310,505.741      4,988,544.000
     SmallCap Blend Fund                              12,709,358.655         789,179.942         311,188.937        397,628.000
     SmallCap Growth Fund                              3,853,911.404         459,741.464          99,252.565        821,896.000
     SmallCap S&P 600 Index Fund                      17,191,418.538       1,994,274.613         777,141.377        444,592.000
     SmallCap Value Fund                               9,222,622.712         947,619.516         242,860.565        382,686.000
     Tax-Exempt Bond Fund                              6,046,201.041         120,254.913          91,773.064      1,069,941.000
     Ultra Short Bond Fund                            24,477,267.877       1,851,560.329         675,527.665      1,287,879.000

3. Approval of Amendments Changing Rule 12b-1 Plans for Class A and Class B
Shares from "Reimbursement" to "Compensation" Plans:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Bond & Mortgage Securities Fund - A               7,656,671.470         488,484.828         175,505.134        626,489.000
     Bond & Mortgage Securities Fund - B               1,033,832.043          26,368.204          22,164.778        144,889.000
     Disciplined LargeCap Blend Fund - A               2,694,182.505         121,068.791          63,899.134        141,745.000
     Disciplined LargeCap Blend Fund - B                 352,007.476           8,879.945          13,577.374         53,583.000
     Diversified International Fund - A               10,820,940.104         454,842.150         314,923.954      1,689,290.000
     Diversified International Fund - B                1,596,192.395          46,143.312          40,770.897        166,490.000
     Equity Income Fund - A                            3,626,041.820         141,428.049          97,228.725        653,234.000
     Equity Income Fund - B                              431,011.767          18,024.904          12,226.210         92,244.000
     Government & High Quality Bond Fund - A           9,952,818.900         376,993.505         327,637.961      1,553,351.000
     Government & High Quality Bond Fund - B           1,505,644.177          49,394.991          53,188.683        400,446.000
     Inflation Protection Fund - A                       215,452.653          30,315.210           3,632.670         87,412.000
     International Emerging Markets Fund - A           1,353,050.129          38,740.400          33,102.307        390,898.000
     International Emerging Markets Fund - B             277,124.188          13,405.536           5,963.034         40,122.000
     LargeCap Growth Fund - A                         16,473,304.044       1,151,855.578         559,605.216        854,589.000
     LargeCap Growth Fund - B                          1,706,280.339          74,765.915          47,270.117        111,656.000
     LargeCap S&P 500 Index Fund - A                   3,808,675.074         113,110.541         171,427.495        327,993.000
     LargeCap Value Fund - A                          10,207,463.484         610,179.372         309,301.116        739,637.000
     LargeCap Value Fund - B                             833,888.933          30,215.816          24,111.314         68,495.000
     MidCap Blend Fund - A                            16,274,506.374         905,114.991         524,715.912      2,323,492.000
     MidCap Blend Fund - B                             1,942,925.192          73,490.767          58,090.430        401,550.000
     Money Market Fund - A                           212,972,828.404       7,132,524.431       2,997,230.905        734,038.000
     Money Market Fund - B                             1,464,223.750          18,295.300           3,686.930        114,533.000
     Partners LargeCap Blend Fund - A                  2,092,781.717          63,705.644          59,000.932        564,537.000
     Partners LargeCap Blend Fund - B                    947,357.190          26,761.841          26,376.281        149,570.000
     Partners LargeCap Blend Fund I - A                6,928,321.623         334,946.162         166,994.271        397,285.000
     Partners LargeCap Blend Fund I - B                  884,590.692          39,179.859          24,472.563         57,447.000
     Partners LargeCap Growth Fund I - A               2,575,175.083          73,232.665          79,516.898        279,903.000
     Partners LargeCap Growth Fund I - B                 784,028.734          19,454.769          19,171.848         73,121.000
     Partners LargeCap Growth Fund II - A                 29,354.362           2,504.316               0.000          3,387.000
     Partners LargeCap Value Fund - A                  1,760,602.695          57,306.351          62,254.281        356,498.000
     Partners LargeCap Value Fund - B                    610,744.078          18,953.275          24,090.772        109,133.000
     Partners MidCap Growth Fund - A                   1,254,816.268          61,058.590          32,487.849        170,552.000
     Partners MidCap Growth Fund - B                     490,918.658          24,021.637           6,758.578         53,540.000
     Partners MidCap Growth Fund I - A                    65,330.884             209.191           3,272.170         16,062.000
     Partners MidCap Value Fund - A                      297,824.906          13,196.124           6,745.822        130,661.000
     Partners MidCap Value Fund - B                       40,627.258             338.857               0.000          3,751.000
     Partners SmallCap Growth Fund II - A                747,804.728          38,301.182          27,807.935         93,130.000
     Partners SmallCap Growth Fund II - B                361,605.445           6,328.099          10,959.800         32,694.000
     Preferred Securities Fund - A                       337,959.507          28,449.001           5,444.893        188,648.000
     Principal LifeTime 2010 Fund - A                    613,220.079          13,802.896           5,051.078         54,064.000
     Principal LifeTime 2020 Fund - A                    725,093.292          24,990.908           8,971.216        117,349.000
     Principal LifeTime 2020 Fund - B                    150,664.352          11,895.977           3,376.658         45,188.000
     Principal LifeTime 2030 Fund - A                    489,004.040           8,374.236           8,399.440         95,289.000
     Principal LifeTime 2030 Fund - B                    131,000.579             152.177             856.739         17,070.000
     Principal LifeTime 2040 Fund - A                    255,571.496           7,456.551           8,670.518         58,384.000
     Principal LifeTime 2040 Fund - B                    111,447.728           5,452.995           7,104.856         45,691.000
     Principal LifeTime 2050 Fund - A                    157,943.201             688.839             841.684         45,068.000
     Principal LifeTime 2050 Fund - B                      9,891.273               0.000               0.000          4,096.000
     Principal LifeTime Strategic Income Fund - A        257,147.646           4,044.197           1,091.062         86,236.000
     Principal LifeTime Strategic Income Fund - B          4,095.520               0.000               0.000              0.000
     Real Estate Securities Fund - A                   1,788,029.148          50,101.618          58,379.523        632,866.000
     Real Estate Securities Fund - B                     433,756.113          15,751.601           8,783.290        128,161.000
     Short-Term Bond Fund - A                          3,523,886.450         131,884.631          78,688.459      1,104,189.000
     SmallCap Blend Fund - A                           2,882,532.250         147,610.464          85,623.845        225,335.000
     SmallCap Blend Fund - B                             639,839.902          34,792.162          18,083.624         97,814.000
     SmallCap Value Fund - A                             231,236.624             927.635           1,160.393         82,399.000
     SmallCap Value Fund - B                              39,265.100             194.869             124.542          5,954.000
     Tax-Exempt Bond Fund - A                          5,574,039.986         142,348.080         298,193.088      1,009,383.000
     Tax-Exempt Bond Fund - B                            220,997.060           1,789.254          20,861.550         60,558.000
     Ultra Short Bond Fund - A                           931,634.426          17,999.836           9,440.393        700,234.000

4. Approval of an Amendment to the Management Agreement for the LargeCap Growth
Fund Increasing Management Fees:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     LargeCap Growth Fund                             76,286,842.155       8,734,133.445         622,009.364      7,313,864.000

5. Approval of a Sub-Advisory Agreement with Columbus Circle Investors for the
Partners SmallCap Growth Fund III:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Partners SmallCap Growth Fund III                18,231,165.946          93,336.537           4,682.944              0.000






6. Approval of the Reclassification of the Real Estate Securities Fund from
"Diversified" to "Non-Diversified:"

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Real Estate Securities Fund                      38,583,974.311       3,730,809.066       1,562,250.241      1,216,137.000

                         Special Meeting of Shareholders
               Principal Investors Fund, Inc. - Equity Income Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Equity Income Fund into the Equity Income Fund I:

                                In Favor                   Opposed                   Abstain
                                --------                   -------                   -------
                              4,248,959.815              94,529.684                122,355.575

                         Special Meeting of Shareholders
         Principal Investors Fund, Inc. - Partners LargeCap Growth Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Partners LargeCap Growth Fund into the Partners LargeCap Growth Fund
     II:

                                In Favor                   Opposed                   Abstain
                                --------                   -------                   -------
                             11,562,401.360              29,041.746                35,919.188

                         Special Meeting of Shareholders
              Principal Investors Fund, Inc. - Tax-Exempt Bond Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Tax-Exempt Bond Fund into the Tax-Exempt Bond Fund I:

                                In Favor                   Opposed                   Abstain
                                --------                   -------                   -------
                              6,340,064.585              92,148.924                178,574.061


                        PRINCIPAL INVESTORS FUND, INC.

                          Principal Money Market Fund

                               Semiannual Report

                                April 30, 2007

                           [LOGO OF PRINCIPAL FUNDS]

                            [GRAPHIC APPEARS HERE]

                               Table of Contents

Money Market Fund Performance..............................................  1
Shareholder Expense Example................................................  2
Financial Statements.......................................................  3
Notes to Financial Statements..............................................  6
Schedule of Investments....................................................  9
Financial Highlights....................................................... 15
Supplemental Information

                                Not FDIC Insured
               May Lose Value . Not a Deposit . No Bank Guarantee
                  Not Insured by any Federal Government Agency

                               Money Market Fund

Portfolio Managers:
Tracy Reeg and Alice Robertson
Principal Global Investors, LLC

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

A contingent deferred sales charge may apply as follows: Class B shares: 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: 1% on redemptions made during the first 12 months; Class J shares: 1% on redemptions made during the first 18 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge. Certain share classes listed below may be purchased only through retirement plans, and sales charges are not imposed on their purchase or redemption. Retirement plans, however, may impose additional fees.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day simple yield more closely reflects current fund earnings than the total return data.

Average Annual Total Returns/1/ as of April 30, 2007
                                                                             Since   Inception Extended Performance
                                                     6-Month 1-Year 5-Year Inception   Date       Inception Date
                                                     ------- ------ ------ --------- --------- --------------------
Class A Shares            Excluding Sales Charge       2.42%  4.90%  1.99%   2.21%    6/28/05        12/6/00
Class B Shares            Excluding Sales Charge       1.90%  3.81%  1.50%   1.83%    6/28/05        12/6/00
                          Including Sales Charge      -3.10% -1.19%  1.12%   1.83%
Class C Shares            Excluding Sales Charge       1.78%  3.57%  1.00%   1.25%    1/16/07        12/6/00
                          Including Sales Charge       0.78%  2.57%  1.00%   1.25%
Class J Shares            Excluding Sales Charge       2.14%  4.29%  1.62%   1.85%     3/1/01        12/6/00
                          Including Sales Charge       1.14%  3.29%  1.62%   1.85%
Advisors Preferred
Class Shares              Excluding Sales Charge       2.22%  4.45%  1.84%   2.09%    12/6/00             --
Advisors Select
Class Shares              Excluding Sales Charge       2.09%  4.23%  1.66%   1.91%    12/6/00             --
Advisors Signature
Class Shares              Excluding Sales Charge       2.04%  4.10%  1.53%   1.78%    11/1/04        12/6/00
Institutional Class
Shares                    Excluding Sales Charge       2.46%  5.01%  2.41%   2.65%     3/1/01        12/6/00
Preferred Class
Shares                    Excluding Sales Charge       2.35%  4.75%  2.15%   2.40%    12/6/00             --
Select Class
Shares                    Excluding Sales Charge       2.30%  4.64%  2.02%   2.28%    12/6/00             --

Yields/2/ as of              7-Day          7-Day
April 30, 2007            Simple Yield Effective Yield
---------------           ------------ ---------------
Class A Shares                4.92%         5.04%

Fund yields/2/ as of 3/31/07:
Class A Shares: 4.92% (7-day simple yield);
                5.04% (7-day effective yield)

1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2 The 7-day simple yield is calculated based on the income generated by an investment in the fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the fund's investments is reinvested and compounded.

                                                  Gross          Net
Total Investment Expense                      Expense Ratio Expense Ratio
------------------------                      ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                    0.53%         0.53%
Class B Shares                                    2.26%         1.74%
Class C Shares                                    1.99%         1.79%
Class J Shares                                    1.12%         1.12%
Advisors Preferred Class Shares                   0.98%         0.98%
Advisors Select Class Shares                      1.16%         1.16%
Advisors Signature Class Shares                   1.29%         1.29%
Institutional Class Shares                        0.41%         0.41%
Preferred Class Shares                            0.67%         0.67%
Select Class Shares                               0.79%         0.79%

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences may also be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Returns displayed are based on net total investment expense.

                          SHAREHOLDER EXPENSE EXAMPLE
                        PRINCIPAL INVESTORS FUND, INC.
                          April 30, 2007 (unaudited)

As a shareholder of the Money Market Fund of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class A, Class B, Class C, and Class J shares only), including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007), unless otherwise noted.

   Actual Expenses

   The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select Classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

   Hypothetical Example for Comparison Purposes

   The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                              Expenses Paid
                              Beginning         Ending        During Period
                            Account Value   Account Value  November 1, 2006 to  Annualized
                           November 1, 2006 April 30, 2007 April 30, 2007/(a)/ Expense Ratio
                           ---------------- -------------- ------------------- -------------
Based On Actual Return
Money Market Fund
   Advisors Preferred         $1,000.00       $1,022.17           $4.81            0.96%
   Advisors Select             1,000.00        1,020.94            5.71            1.14
   Advisors Signature          1,000.00        1,020.36            6.36            1.27
   Class A                     1,000.00        1,024.23            2.26            0.45
   Class B                     1,000.00        1,019.03            8.01            1.60
   Class C /(b)/               1,000.00        1,010.22            5.13            1.79
   Class J                     1,000.00        1,021.43            5.16            1.03
   Institutional               1,000.00        1,024.63            1.96            0.39
   Preferred                   1,000.00        1,023.46            3.26            0.65
   Select                      1,000.00        1,023.02            3.86            0.77

                                                              Expenses Paid
                              Beginning         Ending        During Period
                            Account Value   Account Value  November 1, 2006 to  Annualized
                           November 1, 2006 April 30, 2007 April 30, 2007/(a)/ Expense Ratio
                           ---------------- -------------- ------------------- -------------
Based On Assumed 5% Return
Money Market Fund
   Advisors Preferred         $1,000.00       $1,020.03           $4.81            0.96%
   Advisors Select             1,000.00        1,019.14            5.71            1.14
   Advisors Signature          1,000.00        1,018.50            6.36            1.27
   Class A                     1,000.00        1,022.56            2.26            0.45
   Class B                     1,000.00        1,016.86            8.00            1.60
   Class C /(b)/               1,000.00        1,015.92            8.95            1.79
   Class J                     1,000.00        1,019.69            5.16            1.03
   Institutional               1,000.00        1,022.86            1.96            0.39
   Preferred                   1,000.00        1,021.57            3.26            0.65
   Select                      1,000.00        1,020.98            3.86            0.77

--------
/(a)/ Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

/(b)/ Period beginning January 17, 2007 through April 30, 2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception).

                      STATEMENT OF ASSETS AND LIABILITIES
                        PRINCIPAL INVESTORS FUND, INC.
                          April 30, 2007 (unaudited)

                                                                   Money Market
Amounts in thousands, except per share amounts                         Fund
----------------------------------------------                     ------------
Investment in securities--at cost.................................  $2,283,560
                                                                    ----------
Assets

Investment in securities--at value................................  $2,283,560
Cash..............................................................          29
Receivables:
   Capital Shares sold............................................       7,718
   Dividends and interest.........................................       3,189
   Expense reimbursement from Manager.............................           4
Other assets......................................................          27
Prepaid directors' expenses.......................................          15
                                                                    ----------
                                                     Total Assets    2,294,542
Liabilities
Accrued management and investment advisory fees...................         723
Accrued administrative service fees...............................          15
Accrued distribution fees.........................................          53
Accrued service fees..............................................          18
Accrued transfer and administrative fees..........................         353
Accrued other expenses............................................         392
   Capital Shares reacquired......................................       5,886
                                                                    ----------
                                                Total Liabilities        7,440
                                                                    ----------
Net Assets Applicable to Outstanding Shares.......................  $2,287,102
                                                                    ==========
Net Assets Consist of:
Capital Shares and additional paid-in-capital.....................  $2,287,106
Accumulated undistributed (overdistributed) net realized gain
  (loss)..........................................................          (4)
                                                                    ----------
                                                 Total Net Assets   $2,287,102
                                                                    ----------
Capital Stock (par value: $.01 a share):
Shares authorized.................................................   7,115,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets....................................  $   22,281
   Shares Issued and Outstanding..................................      22,281
   Net Asset Value per share......................................  $     1.00
                                                                    ==========
Advisors Select: Net Assets ......................................  $   14,764
   Shares Issued and Outstanding..................................      14,764
   Net Asset Value per share......................................  $     1.00
                                                                    ==========
Advisors Signature: Net Assets....................................  $    1,578
   Shares Issued and Outstanding..................................       1,578
   Net Asset Value per share......................................  $     1.00
                                                                    ==========
Class A: Net Assets...............................................  $1,733,179
   Shares Issued and Outstanding..................................   1,733,179
   Net Asset Value per share......................................  $     1.00
   Maximum Offering Price.........................................  $     1.00
                                                                    ==========
Class B: Net Assets...............................................  $   32,825
   Shares Issued and Outstanding..................................      32,825
   Net Asset Value per share/(a) /................................  $     1.00
                                                                    ==========
Class C: Net Assets...............................................  $    6,091
   Shares Issued and Outstanding..................................       6,091
   Net Asset Value per share/(a) /................................  $     1.00
                                                                    ==========
Class J: Net Assets...............................................  $  165,882
   Shares Issued and Outstanding..................................     165,882
   Net Asset Value per share/(a) /................................  $     1.00
                                                                    ==========
Institutional: Net Assets.........................................  $  222,715
   Shares Issued and Outstanding..................................     222,715
   Net Asset Value per share......................................  $     1.00
                                                                    ==========
Preferred: Net Assets.............................................  $   82,482
   Shares Issued and Outstanding..................................      82,482
   Net Asset Value per share......................................  $     1.00
                                                                    ==========
Select: Net Assets................................................  $    5,305
   Shares Issued and Outstanding..................................       5,305
   Net Asset Value per share......................................  $     1.00
                                                                    ==========
--------
/(a)/ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                            STATEMENT OF OPERATIONS
                        PRINCIPAL INVESTORS FUND, INC.
                  Six months ended April 30, 2007 (unaudited)

                                                                       Money
Amounts in thousands                                                Market Fund
--------------------                                                -----------
Net Investment Income (Operating Loss)

Income:
   Interest........................................................   $42,420
                                                                      -------
                                                      Total Income     42,420
Expenses:
   Management and investment advisory fees ........................     3,055
   Distribution fees - Advisors Preferred..........................        23
   Distribution fees - Advisors Select.............................        23
   Distribution fees - Advisors Signature..........................         6
   Distribution fees - Class B.....................................       102
   Distribution fees - Class C.....................................        20
   Distribution fees - Class J.....................................       199
   Distribution fees - Select......................................         4
   Administrative service fees - Advisors Preferred................        14
   Administrative service fees - Advisors Select...................        15
   Administrative service fees - Advisors Signature................         5
   Administrative service fees - Preferred.........................        30
   Administrative service fees - Select............................         5
   Registration fees - Class A.....................................        27
   Registration fees - Class B.....................................        16
   Registration fees - Class C.....................................        11
   Registration fees - Class J.....................................         9
   Service fees - Advisors Preferred...............................        16
   Service fees - Advisors Select..................................        19
   Service fees - Advisors Signature...............................         4
   Service fees - Preferred........................................        40
   Service fees - Select...........................................         6
   Shareholder reports - Class A...................................        21
   Shareholder reports - Class B...................................         1
   Shareholder reports - Class J...................................        30
   Transfer and administrative fees - Class A......................       307
   Transfer and administrative fees - Class B......................        17
   Transfer and administrative fees - Class C......................         6
   Transfer and administrative fees - Class J......................       270
   Auditing and legal fees.........................................         5
   Custodian fees..................................................         4
   Directors' expenses.............................................         7
   Other expenses..................................................         9
                                                                      -------
Total Gross Expenses                                                    4,326
   Less: Reimbursement from Manager - Class B......................         8
   Less: Reimbursement from Manager - Class C......................         9
                                                                      -------
                                                Total Net Expenses      4,309
                                                                      -------
                            Net Investment Income (Operating Loss)     38,111
                                                                      -------
    Net Increase(Decrease) in Net Assets Resulting from Operations    $38,111
                                                                      =======

See accompanying notes.

                      STATEMENT OF CHANGES IN NET ASSETS
                        PRINCIPAL INVESTORS FUND, INC.
                                  (unaudited)

                                                                                                   Money
Amounts in thousands                                                                            Market Fund
--------------------                                                                  ------------------------------
                                                                                       Period Ended     Year Ended
                                                                                      April 30, 2007 October 31, 2006
                                                                                      -------------- ----------------
Operations
Net investment income (operating loss)...............................................   $   38,111       $ 27,165
                                                                                        ----------       --------
                      Net Increase (Decrease) in Net Assets Resulting from Operations       38,111         27,165

Dividends and Distributions to Shareholders
From net investment income...........................................................      (38,111)       (27,165)
                                                                                        ----------       --------
                                                    Total Dividends and Distributions      (38,111)       (27,165)

Capital Share Transactions
Net increase (decrease) in capital share transactions................................    1,594,021          1,083
                                                                                        ----------       --------
                                              Total increase (decrease) in net assets    1,594,021          1,083

Net Assets
Beginning of period..................................................................      693,081        691,998
                                                                                        ----------       --------
End of period (including undistributed net investment income as set forth below).....   $2,287,102       $693,081
                                                                                        ==========       ========
Undistributed (overdistributed) net investment income (operating loss)...............   $       --       $     --
                                                                                        ==========       ========

                   Advisors  Advisors  Advisors
                   Preferred  Select   Signature   Class A    Class B  Class C   Class J  Institutional Preferred  Select
                   --------- --------  --------- ----------  --------  -------  --------  ------------- --------- --------

  Capital
  Share
  Transactions:

  Period
  Ended
  April 30,
  2007
Dollars:

     Sold......... $ 70,726  $ 42,273  $ 18,736  $  839,503  $  5,916  $ 4,493  $ 51,711    $ 277,244   $118,869  $ 33,438

     Issued
     in
     acquisitions.       --        --        --   1,098,364    33,680    6,724        --      185,502         --        --

     Reinvested...      404       319        68      27,826       311       65     3,385        3,184      1,269       187

     Redeemed.....  (64,129)  (37,345)  (18,804)   (664,209)  (10,058)  (5,191)  (46,700)    (269,618)   (79,188)  (34,934)
                   --------  --------  --------  ----------  --------  -------  --------    ---------   --------  --------
Net
  Increase
  (Decrease)...... $  7,001  $  5,247  $     --  $1,301,484  $ 29,849  $ 6,091  $  8,396    $ 196,312   $ 40,950  $ (1,309)
                   ========  ========  ========  ==========  ========  =======  ========    =========   ========  ========
Shares:

     Sold.........   70,726    42,273    18,736     839,503     5,916    4,493    51,711      277,244    118,869    33,438

     Issued
     in
     acquisitions.       --        --        --   1,098,364    33,680    6,724        --      185,502         --        --

     Reinvested...      404       319        68      27,826       311       65     3,385        3,184      1,269       187

     Redeemed.....  (64,129)  (37,345)  (18,804)   (664,209)  (10,058)  (5,191)  (46,700)    (269,618)   (79,188)  (34,934)
                   --------  --------  --------  ----------  --------  -------  --------    ---------   --------  --------
Net
  Increase
  (Decrease)......    7,001     5,247        --   1,301,484    29,849    6,091     8,396      196,312     40,950    (1,309)
                   ========  ========  ========  ==========  ========  =======  ========    =========   ========  ========
Year
  Ended
  October 31,
  2006
Dollars:

     Sold......... $ 94,484  $ 71,184  $ 30,943  $  682,760  $  2,687      N/A  $ 76,310    $  26,437   $ 76,761  $ 45,999

     Reinvested...      517       462        69      16,458        80      N/A     5,450        1,141      1,414       139

     Redeemed.....  (88,387)  (71,309)  (38,061)   (612,111)   (2,890)     N/A   (67,734)    (141,767)   (66,934)  (43,019)
                   --------  --------  --------  ----------  --------  -------  --------    ---------   --------  --------
Net
  Increase
  (Decrease)...... $  6,614  $    337  $ (7,049) $   87,107  $   (123)     N/A  $ 14,026    $(114,189)  $ 11,241  $  3,119
                   ========  ========  ========  ==========  ========  =======  ========    =========   ========  ========
Shares:

     Sold.........   94,484    71,184    30,943     682,760     2,687      N/A    76,310       26,437     76,761    45,999

     Reinvested...      517       462        69      16,458        80      N/A     5,450        1,141      1,414       139

     Redeemed.....  (88,387)  (71,309)  (38,061)   (612,111)   (2,890)     N/A   (67,734)    (141,767)   (66,934)  (43,019)
                   --------  --------  --------  ----------  --------  -------  --------    ---------   --------  --------
Net
  Increase
  (Decrease)......    6,614       337    (7,049)     87,107      (123)     N/A    14,026     (114,189)    11,241     3,119
                   ========  ========  ========  ==========  ========  =======  ========    =========   ========  ========
Distributions:


  Period
  Ended
  April 30,
  2007

     From
     net
     investment
     income....... $   (404) $   (319) $    (68) $  (28,123) $   (397) $   (71) $ (3,443)   $  (3,829)  $ (1,270) $   (187)
                   --------  --------  --------  ----------  --------  -------  --------    ---------   --------  --------

  Total
  Dividends
  and
  Distributions... $   (404) $   (319) $    (68) $  (28,123) $   (397) $   (71) $ (3,443)   $  (3,829)  $ (1,270) $   (187)
                   ========  ========  ========  ==========  ========  =======  ========    =========   ========  ========
Year
  Ended
  October 31,
  2006

     From
     net
     investment
     income....... $   (518) $   (462) $    (69) $  (16,647) $    (83)     N/A  $ (5,527)   $  (2,297)  $ (1,423) $   (139)
                   --------  --------  --------  ----------  --------  -------  --------    ---------   --------  --------

  Total
  Dividends
  and
  Distributions... $   (518) $   (462) $    (69) $  (16,647) $    (83)     N/A  $ (5,527)   $  (2,297)  $ (1,423) $   (139)
                   ========  ========  ========  ==========  ========  =======  ========    =========   ========  ========

                         NOTES TO FINANCIAL STATEMENTS
                        PRINCIPAL INVESTORS FUND, INC.
                          April 30, 2007 (unaudited)

1. Organization

Principal Investors Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Investors Fund, Inc. consists of Money Market Fund (the "Fund"), presented herein, and 66 other funds. Money Market Fund offers ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the "Transaction"). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.

Effective January 10, 2007, the initial purchase of $10,000 of Class C shares of Money Market Fund was made by Principal Life Insurance Company.

Effective January 12, 2007, Money Market Fund acquired all the assets and assumed all the liabilities of WM Money Market Fund pursuant to a plan of acquisition approved by the shareholders of WM Money Market Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from WM Money Market Fund for shares of Money Market Fund at an exchange rate of 1.00 for Class A, Class B, Class C, and Institutional shares. The aggregate net assets of WM Money Market Fund and Money Market Fund immediately prior to the acquisition were approximately $1,324,270,000 (including approximately $4,000 of accumulated net realized loss) and $742,321,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition was $2,066,591,000.

Effective October 1, 2006, (i) the rule 12b-1 plan applicable to Class R-1 and Class R-2 shares of WM Money Market Fund was amended to reduce the amounts payable for distribution thereunder to the annual rate of 0.25% of the net assets attributable to such shares, (ii) the plan recordkeeping/administrative services agreement applicable to such shares was replaced with a transfer agency agreement identical to the transfer agency agreement applicable to Class A shares, (iii) the number of Class R-1 and Class R-2 shares was increased or decreased proportionately so that the net asset value of each Class R-1 and Class R-2 shares was equal to the net asset value of each Class A share of Money Market Fund, and (iv) since the economic attributes of Class R-1 and Class R-2 shares would thereafter be identical to those of Class A shares of such Fund, they were re-designated as Class A shares of WM Money Market Fund.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Investors Fund, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund's investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                        PRINCIPAL INVESTORS FUND, INC.
                          April 30, 2007 (unaudited)

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2007, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13/th/, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

3. Operating Policies

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the "Manager") in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .375%. At April 30, 2007, the Fund had no outstanding borrowings under the line of credit.

4. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund's average daily net assets. The annual rates used in this calculation for the Fund are as follows:

                     Net Assets of Funds (in millions)
              -------------------------------------------------
              First  Next     Next     Next     Next $ 1  Over $ 3
              $500   $500     $500     $500     billion  billion
              ----- -------  -------  -------  --------- ---------
              .40%   .39%     .38%     .37%      .36%      .35%

On January 1, 2007, the investment advisory and management fee schedule for Money Market Fund was revised. From November 1, 2006 through December 31, 2006, the annual rates used in the calculation were:

                       Net Assets of Fund (in millions)
                       --------------------------------
                    First     Next       Next     Over $ 1.5
                    $ 500     $500       $500      billion
                    -----   ---------  ---------  ----------
                    .40%      .39%       .38%       .37%

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of April 30, 2007, the annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select, respectively. Prior to the Transaction, Class A, Class B, and Class J shares of Money Market Fund reimbursed the Manager for transfer and administrative services. On January 1, 2007, Class A, Class B, Class C, and Class J shares of Money Market Fund began reimbursing Principal Shareholder Services, Inc. (the "Transfer Agent") (wholly owned by Principal Management Corporation) for transfer agent services.

                         NOTES TO FINANCIAL STATEMENTS
                        PRINCIPAL INVESTORS FUND, INC.
                          April 30, 2007 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the Fund's expenses on certain shares classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and agreement terms are as follows:

   Class A         Class B         Class C        Expiration
--------------  --------------  --------------  --------------
   0.64/*/         1.74/**/        1.79/*/        02/28/2008
--------
/*/   Period from January 16, 2007 through April 30, 2007.
/**/ Period from March 1, 2007 through April 30, 2007. From November 1, 2006 through February 28, 2007, the expense limit for Money Market Fund Class B shares was 1.60%

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select shares Money Market Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter for these classes of shares, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, .30%, .35%, .25%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select Classes of shares, respectively.

From November 1, 2006 through January 12, 2007 Class B shares of the Fund, incurred distribution and shareholder servicing fees, computed at an annual rate of the average daily net assets attributable to Class B shares of the Fund. Pursuant to the distribution agreements for Class B shares, fees that were unused by Princor Financial Services Corporation, the former principal underwriter, at the end of the fiscal year were returned to the respective Fund which generated the excess. The annual rate was up to 1.00% for Class B shares. On December 15, 2006, shareholders of Money Market Fund approved an amendment to the distribution agreements whereby effective January 16, 2007, Class B, and Class C shares would begin paying distribution and shareholder servicing fees to Principal Funds Distributor, Inc., the new principal underwriter. The annual rates are 1.00% for Class B and Class C shares.

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class J share redemptions. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase.

From November 1, 2006 through January 12, 2007, Princor Financial Services Corporation, as the former principal underwriter, received proceeds of any CDSC on certain Class A and Class B share redemptions of the Fund. The charge for Class A shares was .75% of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares was based on declining rates which began at 4.00% of the lesser of current market value or the cost of shares being redeemed.

Beginning January 16, 2007, Principal Funds Distributor, Inc., as the new principal underwriter, began receiving proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge for Class A shares is 1% of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 5% of the lesser of current market value or the cost or shares being redeemed. The charge for Class C shares is 1% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended April 30, 2007, was $4,000, $8,000, $7,000, and $75,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2007, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned 38,604,000 shares of Class A, 10,000 shares of Class C, and 2,276,000 shares of Institutional, respectively.

Affiliated Brokerage Commissions. No brokerage commissions were paid by the Fund to affiliated broker dealers or any other member of the Principal Financial Group, parent company of Principal Financial Services, Inc., during the period.

5. Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the periods ended April 30, 2007 and October 31, 2006, were $38,111,000 and $27,165,000 respectively.

Schedule of Investments

April 30, 2007 (unaudited)
Money Market Fund
                                                                           Principal
                                                                           Amount           Value (000's)
                                                                           (000's)
COMMERCIAL PAPER (76.38%)
Asset Backed Securities (4.79%)
CAFCO
5.25%, 5/ 4/2007                                                             3,100     $              3,099
5.26%, 5/14/2007                                                             8,000                    7,985
5.23%, 7/24/2007                                                            13,000                   12,841
FCAR Owner Trust I
5.26%, 5/ 2/2007                                                            11,000                   10,998
5.21%, 6/20/2007                                                            10,000                    9,927
5.24%, 7/20/2007                                                            10,000                    9,884
5.19%, 9/19/2007                                                            11,000                   10,776
Windmill Funding
5.25%, 5/16/2007                                                            10,000                    9,978
5.25%, 5/17/2007                                                            20,000                   19,954
5.23%, 5/18/2007                                                            14,100                   14,065
                                                                                          ------------------
                                                                                                    109,507
                                                                                          ------------------
Chemicals - Diversified (1.79%)
BASF AG
5.22%, 5/11/2007                                                             4,000                    3,994
5.245%, 5/22/2007                                                           13,800                   13,758
5.19%, 6/14/2007                                                             3,470                    3,448
5.20%, 7/16/2007                                                            10,000                    9,890
5.22%, 7/16/2007                                                            10,000                    9,890
                                                                                          ------------------
                                                                                                     40,980
                                                                                          ------------------
Commercial Banks (7.42%)
Caylon North America
5.23%, 5/16/2007                                                            10,000                    9,978
5.225%, 5/23/2007                                                           10,000                    9,968
Nordea North America
5.225%, 5/22/2007                                                            8,600                    8,574
5.24%, 6/ 7/2007                                                            14,000                   13,925
5.21%, 6/11/2007                                                             1,000                      994
5.23%, 7/13/2007                                                            12,000                   11,873
Skandinaviska Enskilda Banken
5.22%, 6/ 6/2007                                                            12,000                   11,937
5.24%, 6/29/2007                                                             6,050                    5,998
5.19%, 8/20/2007                                                             9,000                    8,856
Societe Generale North America Inc
5.21%, 5/ 4/2007                                                             2,320                    2,319
5.22%, 6/20/2007                                                            10,000                    9,928
5.22%, 7/25/2007                                                            10,000                    9,877
Svenska Handelsbanken
5.24%, 5/ 2/2007                                                             9,000                    8,999
5.22%, 6/25/2007                                                            10,000                    9,920
5.22%, 6/29/2007                                                            12,000                   11,897
5.23%, 7/10/2007                                                            11,000                   10,888
Westpac Banking Corp
5.20%, 8/ 1/2007                                                            10,000                    9,867
5.195%, 8/ 2/2007                                                           14,100                   13,911
                                                                                          ------------------
                                                                                                    169,709
                                                                                          ------------------

Distribution & Wholesale (0.39%)
Louis Dreyfus
5.26%, 5/11/2007                                                             9,000                    8,987
                                                                                          ------------------

Diversified Financial Services (3.07%)
Amstel Funding
5.26%, 5/21/2007                                                            16,000                   15,953
General Electric Capital
5.185%, 6/25/2007                                                           25,000                   24,803
5.125%, 9/ 4/2007                                                           15,000                   14,732
5.104%, 9/20/2007                                                           15,000                   14,699
                                                                                          ------------------
                                                                                                     70,187
                                                                                          ------------------
Finance - Auto Loans (1.80%)
Paccar Financial
5.22%, 5/15/2007                                                            10,000                    9,979
5.21%, 6/14/2007                                                             6,011                    5,973
Toyota Motor Credit
5.21%, 7/27/2007                                                            10,650                   10,516
5.097%, 9/25/2007                                                           15,000                   14,688
                                                                                          ------------------
                                                                                                     41,156
                                                                                          ------------------
Finance - Commercial (2.71%)
Caterpillar Financial Services Corp
5.23%, 6/ 6/2007                                                            15,900                   15,817
CIT Group
5.23%, 7/ 1/2007                                                            12,200                   12,074
5.22%, 7/11/2007                                                            10,770                   10,659
5.21%, 8/24/2007                                                            10,000                    9,833
5.17%, 9/28/2007                                                            13,900                   13,601
                                                                                          ------------------
                                                                                                     61,984
                                                                                          ------------------
Finance - Consumer Loans (3.18%)
HSBC Finance
5.24%, 5/ 9/2007                                                             2,000                    1,998
5.23%, 5/24/2007                                                            15,495                   15,443
5.21%, 5/31/2007                                                             5,825                    5,800
5.23%, 6/26/2007                                                            14,100                   13,985
5.23%, 7/17/2007                                                             8,000                    7,910
John Deere Capital Corp
5.23%, 6/29/2007                                                             6,520                    6,464
5.19%, 8/10/2007                                                             9,200                    9,066
John Deere Credit Ltd
5.25%, 5/ 4/2007                                                            12,000                   11,995
                                                                                          ------------------
                                                                                                     72,661
                                                                                          ------------------
Finance - Investment Banker & Broker (9.60%)
Bear Stearns
5.24%, 5/25/2007                                                            11,000                   10,962
5.23%, 6/22/2007                                                             8,730                    8,664
Citigroup Funding
5.25%, 5/ 2/2007                                                             5,000                    4,999
5.24%, 5/10/2007                                                            10,000                    9,987
5.25%, 5/29/2007                                                            11,000                   10,955
5.23%, 6/ 8/2007                                                            11,000                   10,939
Goldman Sachs Group
5.22%, 5/18/2007                                                             9,000                    8,978
5.23%, 7/27/2007                                                            13,000                   12,836
ING U.S. Funding
5.25%, 6/18/2007                                                            14,000                   13,903
JP Morgan Chase
5.24%, 6/19/2007                                                            10,000                    9,929

Finance - Investment Banker & Broker
JP Morgan Chase (continued)
5.24%, 6/20/2007                                                            14,500                   14,394
Merrill Lynch & Co Inc
5.23%, 5/15/2007                                                            15,475                   15,444
5.20%, 5/23/2007                                                            15,000                   14,952
Morgan Stanley
5.24%, 5/ 4/2007                                                               860                      860
5.26%, 6/14/2007                                                            25,000                   24,841
5.21%, 8/21/2007                                                            11,000                   10,822
5.21%, 8/31/2007                                                             9,000                    8,841
5.26%, 12/31/2007                                                           27,190                   27,190
                                                                                          ------------------
                                                                                                    219,496
                                                                                          ------------------
Finance - Leasing Company (1.31%)
International Lease Finance
5.215%, 6/ 1/2007                                                           10,000                    9,955
River Fuel Funding
5.26%, 7/13/2007                                                             1,115                    1,103
5.15%, 7/30/2007                                                            10,000                    9,871
5.25%, 7/31/2007                                                             9,126                    9,005
                                                                                          ------------------
                                                                                                     29,934
                                                                                          ------------------
Finance - Other Services (4.03%)
CRC Funding
5.25%, 5/ 3/2007                                                            11,000                   10,997
5.25%, 5/ 7/2007                                                             8,250                    8,243
5.24%, 5/ 8/2007                                                             4,870                    4,865
Park Avenue Receivables Company
5.25%, 5/ 7/2007                                                             8,000                    7,993
5.27%, 5/ 9/2007                                                            15,000                   14,982
5.26%, 5/21/2007                                                            10,194                   10,164
Private Export Funding
5.20%, 5/ 3/2007                                                             4,700                    4,699
5.20%, 5/17/2007                                                             4,400                    4,390
5.21%, 6/21/2007                                                            10,000                    9,926
5.20%, 6/27/2007                                                             4,680                    4,642
5.18%, 8/22/2007                                                            11,475                   11,288
                                                                                          ------------------
                                                                                                     92,189
                                                                                          ------------------
Life & Health Insurance (0.91%)
Prudential PLC
5.22%, 7/20/2007                                                            10,000                    9,884
5.22%, 8/ 3/2007                                                            11,100                   10,949
                                                                                          ------------------
                                                                                                     20,833
                                                                                          ------------------
Money Center Banks (8.36%)
Allied Irish Bank
5.23%, 7/25/2007                                                            25,000                   24,695
5.185%, 9/18/2007                                                           12,000                   11,758
Bank of America
5.22%, 5/30/2007                                                            10,000                    9,958
5.22%, 6/18/2007                                                            11,000                   10,923
5.205%, 8/30/2007                                                            7,420                    7,290
BNP Paribas Finance
5.21%, 6/ 7/2007                                                            10,000                    9,946
5.175%, 7/ 5/2007                                                           25,000                   24,767
HBOS Treasury Services
5.24%, 5/ 3/2007                                                            10,470                   10,467
5.23%, 5/16/2007                                                            10,000                    9,978
5.22%, 6/22/2007                                                            10,360                   10,282
5.22%, 6/28/2007                                                             7,000                    6,941

Money Center Banks
HBOS Treasury Services (continued)
5.225%, 7/26/2007                                                            8,100                    7,999
UBS Finance Delaware LLC
5.24%, 5/14/2007                                                             8,300                    8,284
5.25%, 6/12/2007                                                            11,799                   11,728
5.225%, 7/ 2/2007                                                            8,000                    7,928
5.171%, 7/ 9/2007                                                           15,000                   14,852
5.23%, 7/19/2007                                                             3,335                    3,297
                                                                                          ------------------
                                                                                                    191,093
                                                                                          ------------------
Mortgage Banks (1.59%)
Northern Rock PLC
5.24%, 5/ 8/2007                                                            12,000                   11,988
5.24%, 5/ 9/2007                                                             9,000                    8,989
5.24%, 5/15/2007                                                             5,530                    5,519
5.23%, 6/15/2007                                                            10,000                    9,935
                                                                                          ------------------
                                                                                                     36,431
                                                                                          ------------------
Multi-line Insurance (0.40%)
Genworth Financial
5.25%, 5/17/2007                                                             9,120                    9,099
                                                                                          ------------------

Oil Company - Integrated (0.31%)
BP Capital Markets PLC
5.30%, 5/ 1/2007                                                             7,200                    7,200
                                                                                          ------------------

Special Purpose Entity (21.94%)
Barclays U.S. Funding
5.24%, 5/ 7/2007                                                            10,200                   10,191
5.22%, 5/31/2007                                                            10,100                   10,056
5.23%, 6/13/2007                                                            14,000                   13,913
5.22%, 6/27/2007                                                            10,000                    9,917
Charta LLC
5.27%, 5/18/2007                                                               670                      668
5.23%, 5/22/2007                                                            11,000                   10,966
5.23%, 6/25/2007                                                            10,000                    9,920
5.26%, 6/26/2007                                                            10,000                    9,918
5.23%, 7/23/2007                                                             5,000                    4,940
Compass Securitization
5.24%, 6/15/2007                                                             8,650                    8,593
Coop Association of Tractor Dealers
5.28%, 5/22/2007                                                             8,000                    7,976
5.28%, 5/29/2007                                                             5,730                    5,706
5.28%, 6/ 8/2007                                                             3,485                    3,466
5.303%, 7/ 3/2007                                                            6,600                    6,540
5.17%, 10/15/2007                                                           11,400                   11,127
Galaxy Funding
5.24%, 5/ 2/2007                                                             8,100                    8,099
5.23%, 6/ 5/2007                                                             9,270                    9,223
Grampian Funding
5.22%, 5/25/2007                                                            10,000                    9,965
5.19%, 6/11/2007                                                             3,040                    3,022
5.23%, 6/28/2007                                                            12,000                   11,899
5.21%, 7/16/2007                                                            11,000                   10,879
Klio II Funding Corp
5.265%, 6/22/2007                                                           10,000                    9,924
5.25%, 7/24/2007                                                            10,000                    9,878
Klio III Funding Corp
5.25%, 7/11/2007                                                            11,000                   10,886
5.25%, 7/13/2007                                                            10,000                    9,894
Special Purpose Entity
Klio III Funding Corp (continued)
5.25%, 7/20/2007                                                             6,300                    6,227
5.25%, 7/24/2007                                                            13,000                   12,841
Prudential Funding Corp
5.24%, 5/ 1/2007                                                            15,000                   15,000
Ranger Funding
5.26%, 5/ 4/2007                                                             8,000                    7,996
5.26%, 5/24/2007                                                            14,000                   13,953
5.26%, 5/31/2007                                                            12,000                   11,947
5.24%, 6/19/2007                                                             3,500                    3,475
Scaldis Capital
5.21%, 6/ 1/2007                                                            10,000                    9,955
5.17%, 7/ 9/2007                                                            11,000                   10,891
5.16%, 9/17/2007                                                            14,199                   13,916
Sheffield Receivables
5.26%, 5/ 8/2007                                                             9,600                    9,590
5.26%, 5/25/2007                                                            15,000                   14,947
5.23%, 6/ 4/2007                                                            13,000                   12,936
Stanfield Victoria Funding
5.24%, 5/ 7/2007                                                             1,490                    1,489
5.29%, 5/10/2007                                                             6,000                    5,992
5.24%, 5/18/2007                                                            11,000                   10,973
5.22%, 6/22/2007                                                            10,000                    9,925
5.24%, 7/23/2007                                                             8,000                    7,903
5.17%, 10/11/2007                                                           10,000                    9,766
Surrey Funding
5.265%, 5/ 3/2007                                                            9,170                    9,167
5.27%, 5/14/2007                                                            12,000                   11,977
5.25%, 6/21/2007                                                            14,000                   13,896
Variable Funding Capital Corp LLC
5.23%, 5/10/2007                                                             4,750                    4,744
Whistlejacket Capital Ltd
5.24%, 7/12/2007                                                             6,670                    6,600
5.24%, 7/16/2007                                                            11,000                   10,878
White Pine Finance
5.24%, 6/28/2007                                                            11,374                   11,278
5.23%, 7/10/2007                                                             8,000                    7,919
Yorktown Capital
5.24%, 5/ 1/2007                                                            10,000                   10,000
5.25%, 6/ 1/2007                                                             8,000                    7,964
                                                                                          ------------------
                                                                                                    501,711
                                                                                          ------------------
Supranational Bank (1.69%)
Corp Andina de Fomento
5.24%, 5/10/2007                                                            10,000                    9,987
5.24%, 6/12/2007                                                             8,900                    8,846
5.24%, 7/ 6/2007                                                             8,000                    7,923
5.245%, 7/12/2007                                                           12,100                   11,973
                                                                                          ------------------
                                                                                                     38,729
                                                                                          ------------------
Telephone - Integrated (1.09%)
Telstra Corp
5.25%, 5/ 4/2007                                                            10,000                    9,996
5.24%, 6/ 8/2007                                                            15,000                   14,917
                                                                                          ------------------
                                                                                                     24,913
                                                                                          ------------------
TOTAL COMMERCIAL PAPER                                                                 $          1,746,799
                                                                                          ------------------

FUNDING AGREEMENTS (3.54%)
Financial Guarantee Insurance (3.54%)
ING USA Funding Agreement
5.40%, 6/ 1/2007 (a)(b)                                                     45,000                   45,000
New York Life Funding Agreement
5.38%, 5/ 1/2007 (a)                                                        36,000                   36,000
                                                                                          ------------------
                                                                                                     81,000
                                                                                          ------------------
TOTAL FUNDING AGREEMENTS                                                               $             81,000
                                                                                          ------------------
BONDS (12.17%)
Asset Backed Securities (0.21%)
CNH Equipment Trust
5.28%, 12/17/2007                                                            4,897                    4,897
                                                                                          ------------------

Auto - Car & Light Trucks (0.14%)
BMW US Capital LLC
5.30%, 5/ 8/2007 (a)(b)                                                      3,300                    3,300
                                                                                          ------------------

Automobile Sequential (1.67%)
AmeriCredit Automobile Receivables Trus
5.32%, 10/ 9/2007 (a)                                                       11,300                   11,300
AmeriCredit Automobile Receivables Trust
5.31%, 7/ 6/2007                                                             1,932                    1,932
Capital Auto Receivables Asset Trust
5.34%, 5/15/2007                                                               668                      668
Capital One Auto Finance Trust
5.32%, 8/15/2007                                                            10,328                   10,328
Carmax Auto Owner Trust
5.31%, 8/15/2007                                                             2,662                    2,662
CPS Auto Trust
5.39%, 5/15/2007 (a)(b)                                                        271                      271
Household Automotive Trust
5.33%, 8/17/2007 (a)                                                         3,981                    3,981
Long Beach Auto Receivables Trust
5.33%, 10/15/2007 (a)                                                        6,137                    6,137
Nissan Auto Lease Trust
5.35%, 6/15/2007                                                               611                      611
Triad Auto Receivables Owner Trust
5.34%, 6/12/2007                                                               209                      209
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                                                               197                      197
                                                                                          ------------------
                                                                                                     38,296
                                                                                          ------------------
Commercial Banks (1.66%)
Allied Irish Banks PLC
5.30%, 5/21/2007 (a)(b)                                                      9,000                    9,000
Canadian Imperial Bank of Commerce/New
5.40%, 6/15/2007 (a)                                                        20,860                   20,861
Skandinaviska Enskilda Banken AB
5.32%, 6/22/2007 (a)(b)                                                      8,000                    8,000
                                                                                          ------------------
                                                                                                     37,861
                                                                                          ------------------
Diversified Financial Services (0.14%)
General Electric Capital Corp
8.75%, 5/21/2007                                                             3,100                    3,106
                                                                                          ------------------

Finance - Auto Loans (1.18%)
American Honda Finance Corp
5.46%, 5/11/2007 (a)(b)                                                     12,000                   12,000
5.46%, 7/27/2007 (a)(b)                                                     14,998                   15,001
                                                                                          ------------------
                                                                                                     27,001
                                                                                          ------------------
Finance - Investment Banker & Broker (0.25%)
JPMorgan Chase & Co
5.29%, 5/ 2/2007 (a)                                                         2,500                    2,500
Merrill Lynch & Co Inc
5.32%, 6/27/2007                                                             3,300                    3,300
                                                                                          ------------------
                                                                                                      5,800
                                                                                          ------------------
Medical - Hospitals (0.57%)
Portland Clinic LLP/The
5.36%, 11/20/2027                                                           12,960                   12,960
                                                                                          ------------------

Medical - Outpatient & Home Medical Care (0.30%)
Everett Clinic PS
5.35%, 5/ 1/2022                                                             6,800                    6,800
                                                                                          ------------------

Special Purpose Entity (6.05%)
Advance Packaging Corp
5.35%, 10/ 1/2036                                                           11,200                   11,200
Aerospace Corp
5.31%, 6/ 1/2036 (b)                                                        50,000                   50,000
Allstate Life Global Funding Trusts
5.30%, 5/ 4/2007 (a)                                                         3,200                    3,200
Chatham Capital Corp
5.35%, 11/ 1/2028                                                           11,080                   11,080
Corporate Finance Managers Inc
5.40%, 2/ 2/2043                                                            16,740                   16,740
Forward Corp
5.35%, 12/ 1/2030                                                            3,900                    3,900
Foster/Schweihofer Real Estate Co LLC
5.36%, 9/20/2033                                                             6,475                    6,475
National Coney Island Financial LLC
5.35%, 10/ 1/2030                                                            6,400                    6,400
NGSP Inc
5.35%, 6/ 1/2046                                                            20,000                   20,000
Pineview Estates LC
5.35%, 1/ 1/2023                                                             5,140                    5,140
Rockwood Quarry LLC
5.35%, 12/ 1/2022                                                            4,200                    4,200
                                                                                          ------------------
                                                                                                    138,335
                                                                                          ------------------
TOTAL BONDS                                                                            $            278,356
                                                                                          ------------------
TAX-EXEMPT BONDS (7.76%)
Alaska (0.17%)
Four Dam Pool Power Agency  Dexia
5.35%, 7/ 1/2026                                                             3,830                    3,830
                                                                                          ------------------

Arizona (0.49%)
Glendale Industrial Development Authoriy  Bank of New York
5.35%, 7/ 1/2035                                                             7,495                    7,495
Tucson Airport Authority Inc/AZ  Bank of America
5.35%, 12/ 1/2018                                                            3,635                    3,635
                                                                                          ------------------
                                                                                                     11,130
                                                                                          ------------------
California (2.61%)
Abag Finance Authority for Nonprofit Co  Bank of New York
5.32%, 11/ 1/2031                                                            2,000                    2,000
Alameda County Industrial Development Authority  Comerica Bank
5.37%, 6/ 1/2030                                                             2,060                    2,060
5.37%, 4/ 1/2034                                                               545                      545
California Statewide Communities Development  Fannie Mae
5.35%, 8/15/2034                                                             1,000                    1,000

California
City of Fairfield CA  Landesbank Hessen-Thueringen
5.32%, 6/ 1/2034                                                             6,700                    6,700
City of Long Beach CA  Allied Irish Bank
5.37%, 11/ 1/2030                                                            2,900                    2,900
City of Richmond CA  Fannie Mae
5.34%, 8/15/2037                                                             3,200                    3,200
City of Santa Rosa CA  Lnadesbank Hessen- Thueringen
5.32%, 9/ 1/2024                                                             4,835                    4,835
Kern Water Bank Authority  Wells Fargo
5.40%, 7/ 1/2028                                                             2,700                    2,700
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.31%, 8/ 1/2028                                                            33,750                   33,750
                                                                                          ------------------
                                                                                                     59,690
                                                                                          ------------------
Colorado (0.33%)
Colorado Housing & Finance Authority/CO  Wells Fargo
5.40%, 4/ 1/2029                                                               885                      885
County of Kit Carson CO  Wells Fargo
5.33%, 6/ 1/2027                                                             2,100                    2,100
County of Montrose CO  Wells Fargo
5.40%, 6/ 1/2010                                                               600                      600
Sheridan Redevelopment Agency Citibank NA
5.32%, 12/ 1/2029                                                            4,000                    4,000
                                                                                          ------------------
                                                                                                      7,585
                                                                                          ------------------
Florida (0.10%)
Orange County Housing Finance Authority  Wachovia
5.36%, 9/15/2036 (a)                                                         2,320                    2,320
                                                                                          ------------------

Georgia (0.51%)
Savannah College of Art & Design Inc  Bank of America
5.35%, 4/ 1/2024                                                             2,500                    2,500
South Fulton Municipal Regional Jail Authority  MBIA
5.35%, 11/ 1/2017                                                            9,100                    9,100
                                                                                          ------------------
                                                                                                     11,600
                                                                                          ------------------
Illinois (0.85%)
Memorial Health System/IL  JP Morgan Chase
5.33%, 10/ 1/2024                                                           19,430                   19,430
                                                                                          ------------------

Kentucky (0.13%)
Florence KY  Fifth Third Bank
5.37%, 4/15/2035                                                             3,000                    3,000
                                                                                          ------------------

Michigan (0.37%)
Michigan State Housing Development Authority  MBIA
5.35%, 6/ 1/2030                                                             8,570                    8,570
                                                                                          ------------------

Minnesota (0.10%)
City of Plymouth MN  FSA
5.33%, 6/ 1/2024                                                             2,240                    2,240
                                                                                          ------------------

New Mexico (0.22%)
County of Bernalillo NM  Bank of America
5.35%, 9/ 1/2030                                                             5,000                    5,000
                                                                                          ------------------

New York (0.24%)
New York City Housing Development Corp  Landesbank Hessen-Thueringen
5.37%, 6/ 1/2039                                                             5,500                    5,500
                                                                                          ------------------

North Carolina (0.42%)
North Carolina Capital Facilities Finance  Bank of America
5.35%, 9/ 1/2018                                                             9,690                    9,690
                                                                                          ------------------

Oklahoma (0.29%)
University Hospital  Bank of America
5.35%, 8/15/2021                                                             6,580                    6,580
                                                                                          ------------------

Oregon (0.06%)
Lake Oswego Redevelopment Agency/OR  Wells Fargo
5.40%, 6/ 1/2020                                                             1,285                    1,285
                                                                                          ------------------

Utah (0.30%)
Utah Telecommunication Open Infrastructure  Bank of America
5.35%, 7/15/2026                                                             6,900                    6,900
                                                                                          ------------------

Washington (0.57%)
Washington State Housing Finance Commission  Bank of America
5.36%, 3/15/2039                                                             2,185                    2,185
5.35%, 12/ 1/2040                                                            2,020                    2,020
Washington State Housing Finance Commission  Fannie Mae
5.35%, 9/ 1/2028                                                             1,505                    1,505
5.34%, 9/15/2037                                                             2,730                    2,730
5.34%, 12/15/2037                                                            3,855                    3,855
Washington State Housing Finance Commission  US Bank
5.37%, 12/ 1/2028                                                              760                      760
                                                                                          ------------------
                                                                                                     13,055
                                                                                          ------------------
TOTAL TAX-EXEMPT BONDS                                                                 $            177,405
                                                                                          ------------------
Total Investments                                                                      $          2,283,560
Other Assets in Excess of Liabilities, Net - 0.15%                                                    3,542
                                                                                          ------------------
TOTAL NET ASSETS - 100.00%                                                             $          2,287,102
                                                                                          ==================
                                                                                          ------------------

                                                                                          ==================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $142,572 or 6.23% of net assets.




Portfolio Summary (unaudited)
-------------------------------------------------------- ---------------
Sector                                                          Percent
-------------------------------------------------------- ---------------
Financial                                                        80.81%
Asset Backed Securities                                           6.68%
Revenue                                                           6.12%
Basic Materials                                                   1.79%
Insured                                                           1.41%
Communications                                                    1.09%
Consumer, Non-cyclical                                            0.86%
Consumer, Cyclical                                                0.54%
Energy                                                            0.32%
Tax Allocation                                                    0.23%
Other Assets in Excess of Liabilities, Net                        0.15%
                                                            ------------
TOTAL NET ASSETS                                                100.00%
                                                            ============

                             FINANCIAL HIGHLIGHTS
                        PRINCIPAL INVESTORS FUND, INC.
                                  (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                       2007/(a)/        2006         2005           2004         2003      2002
                                                   -----------       ---------  ---------       ------       ------       ------
MONEY MARKET FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period.............. $      1.00       $    1.00  $    1.00       $ 1.00       $ 1.00       $ 1.00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/....        0.02            0.04       0.02           --           --         0.01
                                                   -----------       ---------  ---------       ------       ------       ------
       Total From Investment Operations...........        0.02            0.04       0.02           --           --         0.01
Less Dividends and Distributions:
   Dividends from Net Investment Income...........       (0.02)          (0.04)     (0.02)          --           --        (0.01)
                                                   -----------       ---------  ---------       ------       ------       ------
       Total Dividends and Distributions..........       (0.02)          (0.04)     (0.02)          --           --        (0.01)
                                                   -----------       ---------  ---------       ------       ------       ------
Net Asset Value, End of Period.................... $      1.00       $    1.00  $    1.00       $ 1.00       $ 1.00       $ 1.00
                                                   ===========       =========  =========       ======       ======       ======
Total Return......................................        2.22%/(c)/      3.96%      1.99%        0.28%        0.32%        1.06%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)....... $    22,281       $  15,280  $   8,665       $7,413       $4,581       $2,070
   Ratio of Expenses to Average Net Assets........        0.96%/(d)/      0.97%      0.97%        0.97%        0.97%        0.97%
   Ratio of Gross Expenses to Average Net Assets..         -- %/(d)/       -- %       -- %         -- %        0.97%/(e)/    -- %
   Ratio of Net Investment Income to Average Net
     Assets.......................................        4.39%/(d)/      3.96%      1.98%        0.31%        0.29%        0.91%

                                                       2007/(a)/        2006         2005           2004         2003      2002
                                                   -----------       ---------  ---------       ------       ------       ------
MONEY MARKET FUND
Advisors Select shares
Net Asset Value, Beginning of Period.............. $      1.00       $    1.00  $    1.00       $ 1.00       $ 1.00       $ 1.00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/....        0.02            0.04       0.02           --           --         0.01
                                                   -----------       ---------  ---------       ------       ------       ------
       Total From Investment Operations...........        0.02            0.04       0.02           --           --         0.01
Less Dividends and Distributions:
   Dividends from Net Investment Income...........       (0.02)          (0.04)     (0.02)          --           --        (0.01)
                                                   -----------       ---------  ---------       ------       ------       ------
       Total Dividends and Distributions..........       (0.02)          (0.04)     (0.02)          --           --        (0.01)
                                                   -----------       ---------  ---------       ------       ------       ------
Net Asset Value, End of Period.................... $      1.00       $    1.00  $    1.00       $ 1.00       $ 1.00       $ 1.00
                                                   ===========       =========  =========       ======       ======       ======
Total Return......................................        2.09%/(c)/      3.77%      1.81%        0.13%        0.16%        0.88%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)....... $    14,764       $   9,517  $   9,180       $6,394       $5,494       $  564
   Ratio of Expenses to Average Net Assets........        1.14%/(d)/      1.15%      1.15%        1.12%        1.13%        1.15%
   Ratio of Gross Expenses to Average Net Assets..         -- %/(d)/       -- %       -- %        1.15%/(e)/   1.15%/(e)/    -- %
   Ratio of Net Investment Income to Average Net
     Assets.......................................        4.21%/(d)/      3.66%     1 .77%        0.15%        0.12%        0.88%

                                                       2007/(a)/        2006         2005
                                                   -----------       ---------  ---------
MONEY MARKET FUND
Advisors Signature shares
Net Asset Value, Beginning of Period.............. $      1.00       $    1.00  $    1.00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/....        0.02            0.04       0.02
                                                   -----------       ---------  ---------
       Total From Investment Operations...........        0.02            0.04       0.02
Less Dividends and Distributions:
   Dividends from Net Investment Income...........       (0.02)          (0.04)     (0.02)
                                                   -----------       ---------  ---------
       Total Dividends and Distributions..........       (0.02)          (0.04)     (0.02)
                                                   -----------       ---------  ---------
Net Asset Value, End of Period.................... $      1.00       $    1.00  $    1.00
                                                   ===========       =========  =========
Total Return......................................        2.04%/(c)/      3.64%      1.75%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)....... $     1,578       $   1,578  $   8,627
   Ratio of Expenses to Average Net Assets........        1.27%(/d)/      1.28%      1.28%
   Ratio of Net Investment Income to Average Net
     Assets.......................................        4.06%(/d)/      3.30%      2.43%

                                                       2007/(a)/        2006       2005/(l)/
                                                   -----------       ---------  ---------
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period.............. $      1.00       $    1.00  $    1.00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/....        0.02            0.04       0.01
                                                   -----------       ---------  ---------
       Total From Investment Operations...........        0.02            0.04       0.01
Less Dividends and Distributions:
   Dividends from Net Investment Income...........       (0.02)          (0.04)     (0.01)
                                                   -----------       ---------  ---------
       Total Dividends and Distributions..........       (0.02)          (0.04)     (0.01)
                                                   -----------       ---------  ---------
Net Asset Value, End of Period.................... $      1.00       $    1.00  $    1.00
                                                   ===========       =========  =========
Total Return/(g)/.................................        2.42%/(c)/      4.41%      1.02%/(c)/
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)....... $ 1,733,179       $ 431,696  $ 344,589
   Ratio of Expenses to Average Net Assets/(h)/...        0.45%/(d)/      0.54%      0.60%/(d)/
   Ratio of Net Investment Income to Average Net
     Assets.......................................        4.90%/(d)/      4.35%      2.95%/(d)/

See accompanying notes.

                             FINANCIAL HIGHLIGHTS
                        PRINCIPAL INVESTORS FUND, INC.
                                  (unaudited)

                                                         2007/(a)/      2006      2005/(f)/
-                                                      --------       --------  --------
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period.................. $  1 .00       $  1 .00  $  1 .00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/........    0 .02          0 .03     0 .01
                                                       --------       --------  --------
       Total From Investment Operations...............    0 .02          0 .03     0 .01
Less Dividends and Distributions:
   Dividends from Net Investment Income...............   (0 .02)        (0 .03)   (0 .01)
                                                       --------       --------  --------
       Total Dividends and Distributions..............   (0 .02)        (0 .03)   (0 .01)
                                                       --------       --------  --------
Net Asset Value, End of Period........................ $  1 .00       $  1 .00  $  1 .00
                                                       ========       ========  ========
Total Return/(g)/.....................................    1 .90%/(c)/    2 .90%    0 .59%/(c)/
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)........... $ 32,825       $  2,976  $  3,099
   Ratio of Expenses to Average Net Assets/(h)/.......    1 .60%/(d)/    1 .98%    1 .87%/(d)/
   Ratio of Net Investment Income to Average Net
     Assets...........................................    3 .75%/(d)/    2 .90%    1 .67%/(d)/

                                                         2007/(j)/
                                                       --------
MONEY MARKET FUND
Class C shares
Net Asset Value, Beginning of Period.................. $  1 .00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/........    0 .01
                                                       --------
       Total From Investment Operations...............    0 .01
Less Dividends and Distributions:
   Dividends from Net Investment Income...............   (0 .01)
                                                       --------
       Total Dividends and Distributions..............   (0 .01)
                                                       --------
Net Asset Value, End of Period........................ $  1 .00
                                                       ========
Total Return/(g)/.....................................    1 .02%/(c)/
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)........... $  6,091
   Ratio of Expenses to Average Net Assets/(h)/.......    1 .79%/(d)/
   Ratio of Net Investment Income to Average Net
     Assets...........................................    3 .56%/(d)/

                                                         2007/(a)/      2006         2005        2004      2003     2002
                                                       --------       --------  --------       --------  -------  -------
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period.................. $  1 .00       $  1 .00  $  1 .00       $  1 .00  $ 1 .00  $ 1 .00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/........    0 .02          0 .04     0 .02             --       --    0 .01
                                                       --------       --------  --------       --------  -------  -------
       Total From Investment Operations...............    0 .02          0 .04     0 .02             --       --    0 .01
Less Dividends and Distributions:
   Dividends from Net Investment Income...............   (0 .02)        (0 .04)   (0 .02)            --       --   (0 .01)
                                                       --------       --------  --------       --------  -------  -------
       Total Dividends and Distributions..............   (0 .02)        (0 .04)   (0 .02)            --       --   (0 .01)
                                                       --------       --------  --------       --------  -------  -------
Net Asset Value, End of Period........................ $  1 .00       $  1 .00  $  1 .00       $  1 .00  $ 1 .00  $ 1 .00
                                                       ========       ========  ========       ========  =======  =======
Total Return/(g)/.....................................    2 .14%/(c)/    3 .82%    1 .79%         0 .08%   0 .06%   0 .68%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)........... $165,882       $157,486  $143,460       $132,551  $95,332  $36,795
   Ratio of Expenses to Average Net Assets............    1 .03%/(d)/    1 .11%    1 .15%         1 .17%   1 .21%   1 .35%
   Ratio of Gross Expenses to Average Net Assets/(i)/.        -%/(d)/    1 .11%    1 .15%         1 .43%   1 .54%       -%
   Ratio of Net Investment Income to Average Net
     Assets...........................................    4 .32%/(d)/    3 .76%    1 .78%         0 .09%   0 .04%   0 .59%

                                                         2007/(a)/      2006         2005        2004      2003     2002
-                                                      --------       --------  --------       --------  -------  -------
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period.................. $  1 .00       $  1 .00  $  1 .00       $  1 .00  $ 1 .00  $ 1 .00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/........    0 .02          0 .04     0 .03          0 .01    0 .01    0 .02
                                                       --------       --------  --------       --------  -------  -------
       Total From Investment Operations...............    0 .02          0 .04     0 .03          0 .01    0 .01    0 .02
Less Dividends and Distributions:
   Dividends from Net Investment Income...............   (0 .02)        (0 .04)   (0 .03)        (0 .01)  (0 .01)  (0 .02)
                                                       --------       --------  --------       --------  -------  -------
       Total Dividends and Distributions..............   (0 .02)        (0 .04)   (0 .03)        (0 .01)  (0 .01)  (0 .02)
                                                       --------       --------  --------       --------  -------  -------
Net Asset Value, End of Period........................ $  1 .00       $  1 .00  $  1 .00       $  1 .00  $ 1 .00  $ 1 .00
                                                       ========       ========  ========       ========  =======  =======
Total Return..........................................    2 .46%/(c)/    4 .55%    2 .56%         0 .85%   0 .89%   1 .64%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)........... $222,715       $ 26,403  $140,592       $ 56,277  $23,684  $ 1,522
   Ratio of Expenses to Average Net Assets............    0 .39%/(d)/    0 .40%    0 .40%         0 .40%   0 .40%   0 .40%
   Ratio of Net Investment Income to Average Net
     Assets...........................................    4 .95%/(d)/    4 .11%    2 .67%         0 .89%   0 .78%   1 .53%

                             FINANCIAL HIGHLIGHTS
                        PRINCIPAL INVESTORS FUND, INC.
                                  (unaudited)

                                                            2007/(a)/     2006     2005     2004       2003        2002
                                                          --------      -------  -------  -------  -------       -------
MONEY MARKET FUND
Preferred shares
Net Asset Value, Beginning of Period..................... $ 1 .00       $ 1 .00  $ 1 .00  $ 1 .00  $ 1 .00       $ 1 .00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/...........   0 .02         0 .04    0 .02    0 .01    0 .01         0 .01
                                                          -------       -------  -------  -------  -------       -------
       Total From Investment Operations..................   0 .02         0 .04    0 .02    0 .01    0 .01         0 .01
Less Dividends and Distributions:
   Dividends from Net Investment Income..................  (0 .02)       (0 .04)  (0 .02)  (0 .01)  (0 .01)       (0 .01)
                                                          -------       -------  -------  -------  -------       -------
          Total Dividends and Distributions..............  (0 .02)       (0 .04)  (0 .02)  (0 .01)  (0 .01)       (0 .01)
                                                          -------       -------  -------  -------  -------       -------
Net Asset Value, End of Period........................... $ 1 .00       $ 1 .00  $ 1 .00  $ 1 .00  $ 1 .00       $ 1 .00
                                                          =======       =======  =======  =======  =======       =======
Total Return.............................................    2.35%/(c)/   4 .28%   2 .30%   0 .59%    0.64%         1.38%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands).............. $82,482       $41,532  $30,291  $14,599  $ 8,431       $ 1,949
   Ratio of Expenses to Average Net Assets...............    0.65%/(d)/   0 .66%   0 .66%   0 .66%    0.66%         0.66%
   Ratio of Net Investment Income to Average Net Assets..   4 .70%/(d)/   4 .25%   2 .30%   0 .61%    0.55%         1.39%

                                                            2007/(a)/     2006     2005     2004       2003        2002
                                                          --------      -------  -------  -------  -------       -------
MONEY MARKET FUND
Select shares
Net Asset Value, Beginning of Period..................... $ 1 .00       $ 1 .00  $ 1 .00  $ 1 .00  $ 1 .00       $ 1 .00
Income from Investment Operations:
   Net Investment Income (Operating Loss)/(b)/...........   0 .02         0 .04    0 .02    0 .01    0 .01         0 .01
                                                          -------       -------  -------  -------  -------       -------
       Total From Investment Operations..................   0 .02         0 .04    0 .02    0 .01    0 .01         0 .01
Less Dividends and Distributions:
   Dividends from Net Investment Income..................  (0 .02)       (0 .04)  (0 .02)  (0 .01)  (0 .01)       (0 .01)
                                                          -------       -------  -------  -------  -------       -------
          Total Dividends and Distributions..............  (0 .02)       (0 .04)  (0 .02)  (0 .01)  (0 .01)       (0 .01)
                                                          -------       -------  -------  -------  -------       -------
Net Asset Value, End of Period........................... $ 1 .00       $ 1 .00  $ 1 .00  $ 1 .00  $ 1 .00       $ 1 .00
                                                          =======       =======  =======  =======  =======       =======
Total Return ............................................    2.30%/(c)/   4 .16%   2 .17%   0 .46%    0.49%         1.26%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands).............. $ 5,305       $ 6,614  $ 3,495  $ 1,484  $    10       $    10
   Ratio of Expenses to Average Net Assets...............    0.77%/(d)/   0 .78%   0 .78%   0 .78%    0.63%         0.77%
   Ratio of Gross Expenses to Average Net Assets.........     -- %/(d)/     -- %     -- %     -- %    0.78%/(e)/     -- %
   Ratio of Net Investment Income to Average Net Assets..    4.58%/(d)/   4 .23%   2 .28%   0 .49%    0.37%         1.25%

--------
/(a)/ Six months ended April 30, 2007.
/(b)/ Calculated based on average shares outstanding during the period. / / /(c)/ Total return amounts have not been annualized.
/(d)/ Computed on an annualized basis.
/(e)/ Expense ratio without the Manager's voluntary expense limit.
/(f)/ Period from June 28, 2005, date shares first offered, through October 31,
      2005.
/(g)/ Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(h)/ Reflects Manager's contractual expense limit.
/(i)/ Excludes expense reimbursement from Manager and/or Underwriter.
/(j)/ Period from January 16, 2007, date shares first offered, through April 30, 2007.

See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act

Name, Position Held                                     Number of
with the Fund,                                     Portfolios in Fund           Other
Address/*/, and        Principal Occupation(s)     Complex Overseen by      Directorships
Year of Birth            During past 5 years            Director          Held by Director**
-------------------  ----------------------------- ------------------- ------------------------
Elizabeth            Principal, EBA Associates             107          The McClatchy Company
Ballantine Director  since 1998.
since 2004 Member,
Audit and
Nominating
Committee 1948

Kristianne Blake     President, Kristianne Gates           107           Avista Corporation;
Director since 2006  Blake, P.S.                                          Russell Investment
Member, Audit and                                                          Company; Russell
Nominating                                                                 Investment Funds
Committee 1954

Richard W. Gilbert   President, Gilbert                    107              Calamos Asset
Director since 1985  Communications, Inc. since                            Management, Inc.
Member, Audit and    1993.
Nominating
Committee 1940

Mark A. Grimmett     Executive Vice President and          107                   None
Director since 2004  CFO, Merle Norman Cosmetics,
Member, Audit and    Inc. since 2000.
Nominating
Committee 1960

Fritz S. Hirsch      President and CEO, Sassy,             107                   None
Director since 2005  Inc. since 1986.
Member, Audit and
Nominating
Committee 1951

William C. Kimball   Former Chairman and CEO,              107         Casey's General Stores,
Director since 1999  Medicap Pharmacies, Inc.                                    Inc.
Member, Audit and
Nominating
Committee 1947

Barbara A. Lukavsky  President and CEO, Barbican           107                   None
Director since 1987  Enterprises, Inc. since 1997.
Member, Audit and
Nominating
Committee Member,
Executive Committee
1940

Daniel Pavelich      Retired. Formerly, Chairman           107          Catalytic Inc.; Vaagen
Director since 2006  and CEO of BDO Seidman.                              Bros. Lumber, Inc.
Member, Audit and
Nominating
Committee 1944

Richard Yancey       Retired. Formerly, Managing           107         AdMedia Partners, Inc.;
Director since 2006  Director of Dillon Read & Co.                         Czech and Slovak
Member, Audit and                                                      American Enterprise Fund
Nominating
Committee 1926

--------
* Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.
** Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher                                  Director and President, Principal        107 None
Director, President and CEO                      Management Corporation, since 1999.
Member, Executive Committee                      Director, Principal Funds Distributor,
711 High Street, Des Moines, IA 50392            Inc. since 2007. Director, Princor
1952                                             since 1999. President Princor 1999-
                                                 2005. Senior Vice President, Principal
                                                 Life, since 2002. Prior thereto, Vice
                                                 President.

William G. Papesh                                                                         107 None
Director
1201 Third Avenue, 8/th/ Floor                   President and Director of Edge Asset
Seattle, Washington                              Management, Inc. since 2007; President
1943                                             and CEO of WM Group of Funds 1987-2006.

Larry D. Zimpleman                               Chairman and Director, Principal         107 None
Director and Chairman of the Board since 2001    Management Corporation and Princor
Member, Executive Committee                      since 2001. President and Chief
711 High Street, Des Moines, IA 50392            Operating Officer, Principal Life since
1951                                             2006. President, Retirement and
                                                 Investor Services, Principal Financial
                                                 Group, Inc. 2003- 2006. Executive Vice
                                                 President, 2001-2003, and prior
                                                 thereto, Senior Vice President,
                                                 Principal Life.

The following table presents officers of the Funds.

Name, Position Held with the Fund,                           Principal Occupation(s)
Address, and Year of Birth                                     During past 5 years
----------------------------------      -----------------------------------------------------------------
Craig L. Bassett                        Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer                         Executive Vice President and Chief Operating Officer, Principal
Executive Vice President                Management Corporation. Executive Vice President, Principal
711 High Street, Des Moines, IA 50392   Funds Distributor, Inc., since 2007. President, Princor, since
1961                                    2005.

Randy L. Bergstrom                      Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown                          Vice President, Product & Distribution Compliance, Principal
Chief Compliance Officer                Life. Senior Vice President, Principal Management Corporation
711 High Street, Des Moines, IA 50392   since 2004. Senior Vice President, Principal Funds Distributor,
1960                                    Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management
                                        Corporation and Princor.

Jill R. Brown                           Second Vice President, Principal Financial Group and Senior
Vice President, Chief Financial Officer Vice President, Principal Management Corporation and Princor,
711 High Street, Des Moines, IA 50392   since 2006. Chief Financial Officer, Princor since 2003. Vice
1967                                    President, Princor 2003-2006. Senior Vice President and Chief
                                        Financial Officer, Principal Funds Distributor, Inc., since 2007.
                                        Prior thereto, Assistant Financial Controller, Principal Life.

Steve Gallaher                          Second Vice President and Counsel, Principal Life since 2006.
Assistant Counsel                       Self-Employed Writer in 2005. 2004 and prior thereto Senior
711 High Street Des Moines, IA 50392    Vice President and Counsel of Principal Residential Mortgage,
1955                                    Inc.

Ernie H. Gillum                         Vice President and Chief Compliance Officer, Principal
Vice President, Assistant Secretary     Management Corporation, since 2004, and prior thereto, Vice
711 High Street Des Moines, IA 50392    President, Compliance and Product Development, Principal
1955                                    Management Corporation.

Patrick A. Kirchner                     Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,                    Principal Occupation(s)
Address, and Year of Birth                              During past 5 years
----------------------------------       -------------------------------------------------
Carolyn F. Kolks                         Counsel, Principal Life, since 2003 and prior
Assistant Tax Counsel                    thereto, Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts                           Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen                       Vice President and Controller - Mutual Funds,
Vice President and Controller            Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton                      Vice President and Senior Securities Counsel,
Counsel                                  Principal Financial Group, Inc. Senior Vice
711 High Street, Des Moines, IA 50392    President and Counsel, Principal Management
1951                                     Corporation, Principal Funds Distributor, Inc.,
                                         and Princor. Counsel, Principal Global.

Adam U. Shaikh                           Counsel, Principal Life, since 2006. Prior
Assistant Counsel                        thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm                             Director Treasury, since 2003. Prior thereto,
Assistant Treasurer                      Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

                          SHAREHOLDER MEETING RESULTS

                        Special Meeting of Shareholders
                        Principal Investors Fund, Inc.
                            Held December 15, 2006

1. Election of Board of Directors:

                                              For           Withheld
                                       ----------------- --------------
        Ballantine                     2,692,937,828.974 42,005,916.984
        Blake                          2,691,936,232.779 43,007,510.575
        Gilbert                        2,697,652,053.996 37,291,693.085
        Grimmett                       2,696,342,480.974 38,601,264.359
        Hirsch                         2,696,974,196.213 37,969,548.386
        Kimball                        2,697,798,314.847 37,145,427.201
        Lukavsky                       2,691,014,718.858 43,929,026.076
        Pavelich                       2,695,056,313.168 39,887,426.264
        Yancey                         2,692,471,122.657 42,472,617.923
        Eucher                         2,697,520,528.298 37,423,215.150
        Papesh                         2,697,207,763.094 37,735,981.820
        Zimpleman                      2,696,974,355.987 37,969,388.825

2. Approval of an Amendment to the Management Agreement to Provide for Fund Accounting Services:

                                                                    Broker
                        In Favor        Opposed        Abstain     Non-Vote
                     --------------- -------------- ------------- -----------
   Money Market Fund 356,073,302.807 20,187,776.756 9,233,364.348 990,964.000

3. Approval of Amendments Changing Rule 12b-1 Plans for Class A and Class B Shares from "Reimbursement" to "Compensation" Plans:

                                                                     Broker
                          In Favor        Opposed       Abstain     Non-Vote
                       --------------- ------------- ------------- -----------
 Money Market Fund - A 212,972,828.404 7,132,524.431 2,997,230.905 734,038.000
 Money Market Fund - B   1,464,223.750    18,295.300     3,686.930 114,533.000

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AND SUB-ADVISORY
AGREEMENTS

During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (PIF) approved (1) an amendment to the subadvisory agreement with Van Kampen Asset Management (Van Kampen) relating to the Tax-Exempt Bond Fund I, the California Insured Intermediate Municipal Fund, and the California Municipal Bond Fund; (2) an amendment to the management agreement (Management Agreement) with Principal Management Corporation (PMC) relating to the addition of the Global REIT Fund to PIF; (3) a subadvisory agreement with Principal Real Estate Investors, LLC (Principal REI) relating to the addition of the Global REIT Fund to PIF; and (4) an amendment to the Management Agreement that added an additional breakpoint to the fee schedule for each of the Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Value Fund.

Van Kampen Subadvisory Agreement

At its March 12, 2007 meeting, the board considered whether to amend the current subadvisory agreement with Van Kampen Asset Management relating to the Tax-Exempt Bond Fund I, the California Insured Intermediate Municipal Fund, and the California Municipal Bond Fund. The purpose of the amendment was to provide for calculation of Van Kampen's fee for each of the three funds by aggregating the assets of any Principal Life separate account or any investment company sponsored by Principal Life for which Van Kampen acts as subadvisor. The board noted that it had recently approved a subadvisory agreement with Van Kampen at its September 2006 meeting and that it was not necessary to reconsider all the factors it previously considered in approving the subadvisory agreement. The board reviewed the impact of the new schedule on the fees paid at the current asset size of each of the three Funds, noting that for the Tax-Exempt Bond Fund I, Van Kampen would receive a larger fee than it does under the current schedule while, for the other two Funds, Van Kampen would receive a lower fee. The board reviewed the manner in which the new subadvisory fees would affect PMC's profitability and reviewed information comparing the current and amended effective subadvisory fee rates at current asset levels. In approving the amended subadvisory agreement, the board noted that there would be no change in the advisory fee paid by shareholders. The board also determined that PMC's profitability under the amended subadvisory agreement continued to be reasonable. The board noted that the fee rate was negotiated at arm's length between PMC and Van Kampen, reflecting the fee level Van Kampen required to continue the engagement on an ongoing basis, and that PMC compensates Van Kampen from its fees.

PMC Management Agreement

At its March 12, 2007 meeting, the board also considered whether to amend PIF's Management Agreement with PMC to reflect the addition of the Global REIT Fund. In approving the amendment to the Management Agreement, the board considered the nature, quality and extent of services to be provided under the Management Agreement. The board noted that at its September 2006 meeting, it had considered Principal Management's provision of similar services to other PIF funds. Based upon all relevant factors, the board concluded that the nature, quality and extent of the services PMC is expected to provide to the Global REIT Fund under the Management Agreement are satisfactory.

With regard to investment performance, the board noted that PMC will not directly control investment performance, but rather will engage a subadvisor, Principal REI, that will manage the Global REIT Fund's portfolio. The board concluded that PMC has in place an effective process to monitor performance, encourage remedial action and make changes in the subadvisor at the appropriate time, if necessary.

The board considered the management fee PMC proposed to charge the Fund with respect to the Global REIT Fund. The board considered information supplied by Lipper Analytical Services comparing the proposed management fee to management fees of other mutual funds in the REIT fund universe. The board noted that the fee was higher than the REIT fund median, however the board considered that the REIT fund median is based on both U.S. and global REIT funds and PMC's representation that the cost of managing REIT assets on a global basis is considerably higher than managing U.S. REIT assets. The board concluded that the proposed management fee was reasonable in light of the quality of services to be provided by PMC as well as other relevant factors.

The board noted that the Global REIT Fund is a newly created series and, therefore, did not review information about the profitability of the Fund for PMC. The board noted that at least for the first year of operations, the profitability of the Fund for PMC was expected to be negative due to start-up costs and PMC's forecast of minimal first year assets.

The board considered whether the amended Management Agreement provided economies of scale with respect to the Global REIT Fund and whether the Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of reduction. The board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of economies of scale. The board also considered the character and amount of incidental benefits to be received by PMC. The board concluded that management fees were reasonable in light of these fall-out benefits.

Principal REI Subadvisory Agreement

At its March 12, 2007 meeting, the board also considered whether to engage Principal REI to provide investment advisory services relating to the newly created Global REIT Fund.

In approving the subadvisory agreement with Principal REI, the board considered the nature, quality and extent of services to be provided under the proposed subadvisory agreement. The board noted that Principal REI also acts as subadvisor for the PIF Real Estate Securities Fund and, therefore, the board was familiar with the reputation, qualifications and background of Principal REI, its investment approach and the resources available to its personnel. With regard to anticipated performance of the proposed new fund, the board noted that, although Principal REI does not have a global REIT track record, Principal REI acts as subadvisor to the PIF Real Estate Securities Fund. The board considered PMC's representation that Principal REI's management of the PIF Real Estate Securities Fund and a related Australian REIT product had outperformed its benchmarks. With regard to fees and expenses, the board considered information PMC provided based on data supplied by Lipper Analytical Services comparing the proposed subadvisory fees to subadvisory fees of mutual funds in the REIT fund universe. Although the proposed subadvisory fees were higher than the REIT fund universe median, the board noted that the category included both U.S. and Global REIT funds. PMC represented that the costs of managing REIT assets on a global basis are considerably higher than the costs of managing U.S. REIT assets. On the basis of the information provided, the board concluded that the proposed subadvisory fee schedule was reasonable and appropriate in light of the quality and services the board anticipated Principal REI would provide as well as other relevant factors. In considering profitability, the board noted that PMC represented that, at least for the first year of operations, the profitability of the proposed fund for Principal REI is expected to be negative given management's forecast of minimal first year assets. The board considered whether there are economies of scale with respect to the fund and whether the fund benefits from economies of scale through breakpoints in the subadvisory fee. The board also reviewed the level at which breakpoints occur and the amount of reduction. The board also considered the character and amount of other incidental benefits Principal REI and its affiliates anticipate receiving in connection with management of the fund. The board concluded that subadvisory fees for the proposed fund were reasonable in light of these fall out benefits. In approving the subadvisory agreement, the board noted that Principal REI had represented that none of its clients with accounts managed similarly to that of the Global REIT Fund has a more favorable fee schedule than that Principal REI proposed for the Fund.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Amendment to the Management Agreement

At its December 11, 2006 meeting, the board approved an amendment to the Management Agreement that added an additional breakpoint to the fee schedule for each of the Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Value Fund. As part of its consideration of the amendment, the board noted that it approved the continuation of the Management Agreement for these Funds at its September 2006 meeting. In approving the amendment, the board determined that, given its recent consideration of the Management Agreement and that the amendment provides for additional breakpoints, it was not necessary to reconsider all of the factors it considered at its September meeting. The board determined that the revised management fee schedule would result in each Fund paying PMC a lower management fee than would be the case in the absence of the additional breakpoint. The board also determined that the revised management fee schedule reflects economies of scale for the benefit of these Funds. The board noted that PMC represented that the change in the management fee would not reduce the quality or quantity of service PMC provides to the Funds and that PMC's obligations under the Management Agreement would remain the same in all material respects.

                           [LOGO OF PRINCIPAL FUNDS]

                          WE'LL GIVE YOU AN EDGE/SM/

    A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds.
       Investors should read the prospectus carefully before investing.
To obtain an additional prospectus, please contact your financial professional or call 800-247-4123.

 For more information about this fund, including its full name, please see the Principal Investors Fund, Inc. prospectus or visit www.principalfunds.com.

 Class A, B, and C shares of Principal Investors Fund, Inc. are distributed by
   Principal Funds Distributor, Inc. Other share classes are distributed by Princor Financial Services Corporation. Principal Funds Distributor and Princor
 are members of the Principal Financial Group(R). Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation, and Principal
     Investors Fund, Inc. are collectively referred to as Principal Funds.

                                      FV 314-4 | 06/2007 | #3957062009
                                      (C)2007 Principal Funds Distributor, Inc.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

                            CLASS A, B, & C SHARES

                Principal Strategic Asset Management Portfolios
                         and Principal LifeTime Funds

                               Semiannual Report
                       for Asset Allocation Investments

                                April 30, 2007

                              [LOGO APPEARS HERE]

                              [LOGO APPEARS HERE]

                               Table of Contents

Letter from the President                                                    1

Strategic Asset Management (SAM) Process                                     2

SAM Portfolios' Performance and Composition:
   SAM Flexible Income Portfolio                                             3
   SAM Conservative Balanced Portfolio                                       4
   SAM Balanced Portfolio                                                    5
   SAM Conservative Growth Portfolio                                         6
   SAM Strategic Growth Portfolio                                            7

Principal LifeTime Glidepath                                                 8

Principal LifeTime Funds' Performance and Composition:
   Principal LifeTime 2010 Fund                                              9
   Principal LifeTime 2020 Fund                                             10
   Principal LifeTime 2030 Fund                                             11
   Principal LifeTime 2040 Fund                                             12
   Principal LifeTime 2050 Fund                                             13
   Principal LifeTime Strategic Income Fund                                 14

Glossary                                                                    15

Shareholder Expense Example                                                 17

Financial Statements                                                        20

Notes to Financial Statements                                               39

Schedules of Investments                                                    45

Financial Highlights                                                        69

Supplemental Information                                                    80

                               Not FDIC Insured

              May Lose Value . Not a Deposit . No Bank Guarantee
                 Not Insured by any Federal Government Agency

                            [GRAPHIC APPEARS HERE]

Dear Shareholder,

I am pleased to present the first set of Principal Funds shareholder reports published after the acquisition of WM Advisors, Inc, and its subsidiaries. For many of you the name of our fund family may be new, but your investment and the team managing it remain very familiar. Others may be new investors who joined us during the growth we've experienced since the acquisition. I'd like to welcome all of you to Principal Funds and introduce you to the investments and performance included in this report.

Markets advance despite obstacles

During the six-month period ended April 30, 2007, stock markets advanced as solid corporate earnings and a lack of Federal Reserve action on interest rates offset mixed economic data. A particularly strong equity rally in April erased an earlier pullback, leaving the S&P 500 up 8.60% for the period./1/ Uncertainty about the outlook for interest rates, however, weighed more heavily on fixed-income securities over this time frame. The Lehman Brothers Aggregate Bond Index closed the period with a total return of 2.64%./1/

Extending leadership in asset allocation

To balance the potential risks and rewards of uncertain markets, investors are increasingly choosing "turnkey" asset allocation solutions. These investments can provide a high level of diversification and professional investment management packaged in a single product. Principal Funds offers expertise in two types of asset allocation investments: target-risk and target-date funds. The following pages show the performance and composition of these solutions:

.. Principal Strategic Asset Management (SAM) Portfolios: Target-risk funds managed with a highly disciplined process for active asset allocation.

.. Principal LifeTime Funds: Target-date funds that automatically evolve over time to become more conservative as your target year approaches and then focus on current income in subsequent decades.

Many of these funds feature a decade-long track record plus sophisticated ingredients that include alternative asset classes. Our fund family's expertise in both types of "do-it-for-me" investments has helped us become the fifth-largest manager of target-risk and target-date funds in the United States.2

As years pass and you reach a new life stage, we encourage you and your financial advisor to reexamine the allocations of your investment portfolio and make sure that they align with your financial goals and risk tolerance.

On behalf of everyone at Principal
Funds, thank you for your
continued support and trust.

Sincerely,

[SIGNATURE RALPH EUCHER]

Ralph Eucher, President & CEO

Principal Funds                                 [GRAPHIC APPEARS HERE]
--------
Note: Neither asset allocation nor diversification guarantee a profit or protect against a loss.

1 The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

2  Source: Financial Research Corporation. Based on assets as of 3/31/07.

                   Strategic Asset Management (SAM) Process

                          Our continuous process for
                            active asset allocation

 The Principal SAM Portfolios are fund-of-funds investments--mutual funds that invest in other mutual funds. The SAM Process combines this simple structure with the sophisticated management techniques typically used by high net worth investors. Where many competing asset allocation programs use passive methods--rebalancing investments back to fixed models--our innovative approach employs a continuous, dynamic discipline.

 Initial Portfolio Development

 Action:

 Conduct extensive financial research that helps position the Portfolios along a risk/return spectrum

 Outcome:

 The long-term asset allocation targets for each
 Portfolio                                            [GRAPHIC APPEARS HERE]

 Continuous Active Management

 Action:

 .  Develop a financial and economic outlook

 . Use the outlook to assign a risk level to each Portfolio

 .  Adjust each Portfolio's mix of assets
    according to the assigned risk

 .  Repeat this process on a continual basis

 Outcome:

 Dynamic, active management that we believe is
 superior to passive rebalancing                      [GRAPHIC APPEARS HERE]

 Allocations illustrated above may not reflect current portfolio composition.

                         SAM Flexible Income Portfolio

Portfolio Manager:

Asset Allocation Team

Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                        Since   Inception Extended Performance
                                        6-Month 1-Year 5-Year 10-Year Inception   Date       Inception Date
                                        ------- ------ ------ ------- --------- --------- --------------------
Class A Shares  Excluding Sales Charge    4.17%  8.00%  6.00%  6.64%    6.96%    7/25/96             --
                Including Sales Charge   -0.49%  3.18%  5.02%  6.15%    6.51%

Class B Shares  Excluding Sales Charge    3.76%  7.25%  5.20%  6.00%    6.37%    7/25/96             --
                Including Sales Charge   -1.24%  2.25%  4.87%  6.00%    6.37%

Class C Shares  Excluding Sales Charge    3.79%  7.23%  5.22%  5.79%    6.11%     3/1/02        7/25/96
                Including Sales Charge    2.79%  6.23%  5.22%  5.79%    6.11%

Lehman Brothers Aggregate Bond Index/2/   2.64%  7.36%  5.06%  6.35%    6.44%

S&P 500/2/                                8.60% 15.24%  8.54%  8.05%    9.89%

Capital Market Benchmark/2/               3.85%  8.99%  5.91%  6.91%    7.33%

Morningstar Conservative Allocation       5.04%  8.79%  5.68%  5.80%    6.28%

Category Average/2/

                                                        Gross          Net
 Total Investment Expense                           Expense Ratio Expense Ratio
 ------------------------                           ------------- -------------
 As shown in the 5/29/07 prospectus.
 Class A Shares                                         1.23%         1.23%
 Class B Shares                                         2.00%         2.00%
 Class C Shares                                         1.99%         1.99%

Average annual total returns/1/including sales charge as of 3/31/07:

 Class A Shares: 2.12% (1-year); 4.77% (5-year);
                 6.16% (10-year); 6.43% (since inception)

 Class B Shares: 1.16% (1-year); 4.62% (5-year);
                 6.01% (10-year); 6.29% (since inception)

 Class C Shares: 5.13% (1-year); 4.96% (5-year);
                 5.80% (10-year); 6.03% (since inception)

                                                         As of   As of
Portfolio Composition/3/                                4/30/07 10/31/06 Change
------------------------                                ------- -------- ------
Asset Class
Mortgage- & Asset-Backed Bonds                            37%      37%      0%
Investment-Grade Corporate Bonds                          18%      19%     -1%
High-Yield Corporate Bonds                                 9%      10%     -1%
U.S. Government Securities                                 6%       6%      0%
U.S. Large-Cap Growth Stocks                               8%       8%      0%
U.S. Large-Cap Value Stocks                                6%       6%      0%
U.S. Mid-Cap Growth Stocks                                 4%       4%      0%
U.S. Mid-Cap Value Stocks                                  3%       2%     +1%
REITs                                                      2%       2%      0%
Convertible Securities                                     1%       1%      0%
Non-U.S. Developed Market Stocks                           1%       1%      0%
U.S. Small-Cap Growth Stocks                               1%       1%      0%
U.S. Small-Cap Value Stocks                                1%       1%      0%
Cash Equivalents                                           3%       2%     +1%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio's performance between 1996 and 1999 benefited from agreements to limit the Portfolio's expenses. Periods of less than one year are not annualized.

2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Portfolio's underlying funds.

                      SAM Conservative Balanced Portfolio

Portfolio Manager:

Asset Allocation Team

Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Principal Management Corporation has contractually agreed to limit the investment options' expenses. Expense limits apply through 2/28/08. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                           Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Inception Date
                                           ------- ------ ------ ------- --------- --------- --------------------
Class A Shares      Excluding Sales Charge   5.59%  9.44%  7.18%  5.65%    5.74%    7/25/96             --
                    Including Sales Charge  -0.24%  3.44%  5.97%  5.06%    5.19%

Class B Shares      Excluding Sales Charge   5.19%  8.61%  6.37%  5.02%    5.15%    7/25/96             --
                    Including Sales Charge   0.19%  3.61%  6.05%  5.02%    5.15%

Class C Shares      Excluding Sales Charge   5.13%  8.58%  6.38%  4.87%    4.94%     3/1/02        7/25/96
                    Including Sales Charge   4.13%  7.58%  6.38%  4.87%    4.94%

Lehman Brothers Aggregate Bond Index/2/      2.64%  7.36%  5.06%  6.35%    6.44%

S&P 500/2/                                   8.60% 15.24%  8.54%  8.05%    9.89%

Capital Market Benchmark/2/                  5.05% 10.59%  6.67%  7.36%    8.13%

Morningstar Conservative Allocation          5.04%  8.79%  5.68%  5.80%    6.28%

Category Average/2/

                                                                    Gross          Net
Total Investment Expense                                        Expense Ratio Expense Ratio
------------------------                                        ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                                      1.27%         1.27%
Class B Shares                                                      2.04%         2.04%
Class C Shares                                                      2.02%         2.02%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 1.90% (1-year); 5.42% (5-year);
                4.97% (10-year); 5.04% (since inception)

Class B Shares: 2.11% (1-year); 5.50% (5-year);
                4.93% (10-year); 5.00% (since inception)

Class C Shares: 6.08% (1-year); 5.83% (5-year);
                4.78% (10-year); 4.80% (since inception)

                                                         As of   As of
Portfolio Composition/3/                                4/30/07 10/31/06 Change
------------------------                                ------- -------- ------
Asset Class
Mortgage- & Asset-Backed Bonds                            29%      30%     -1%
Investment-Grade Corporate Bonds                          11%      12%     -1%
High-Yield Corporate Bonds                                 7%       8%     -1%
U.S. Government Securities                                 4%       4%      0%
U.S. Large-Cap Growth Stocks                              12%      13%     -1%
U.S. Large-Cap Value Stocks                               10%       9%     +1%
Non-U.S. Developed Market Stocks                           6%       5%     +1%
U.S. Mid-Cap Growth Stocks                                 5%       6%     -1%
U.S. Mid-Cap Value Stocks                                  4%       3%     +1%
REITs                                                      3%       3%      0%
Emerging Market Stocks                                     2%       1%     +1%
U.S. Small-Cap Growth Stocks                               2%       2%      0%
U.S. Small-Cap Value Stocks                                1%       1%      0%
Convertible Securities                                     1%       1%      0%
Cash Equivalents                                           3%       2%     +1%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The SAM Conservative Balanced Portfolio's performance between 1996 and 2003 and the SAM Balanced Portfolio's performance between 1996 and 1999 benefited from agreements to limit the Portfolios' expenses. Periods of less than one year are not annualized.

                            SAM Balanced Portfolio

Portfolio Manager :

Asset Allocation Team

Edge Asset Management, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

* As of 8/1/00, the SAM Conservative Balanced Portfolio's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                           Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Inception Date
                                           ------- ------ ------ ------- --------- --------- --------------------
Class A Shares      Excluding Sales Charge  6.84%  10.55%  8.25%  8.89%    9.00%    7/25/96             --
                    Including Sales Charge  0.99%   4.49%  7.03%  8.27%    8.43%

Class B Shares      Excluding Sales Charge  6.44%   9.65%  7.41%  8.23%    8.39%    7/25/96             --
                    Including Sales Charge  1.44%   4.65%  7.11%  8.23%    8.39%

Class C Shares      Excluding Sales Charge  6.41%   9.74%  7.44%  8.04%    8.15%     3/1/02        7/25/96
                    Including Sales Charge  5.41%   8.74%  7.44%  8.04%    8.15%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%  6.35%    6.44%

S&P 500/2/                                  8.60%  15.24%  8.54%  8.05%    9.89%

Capital Market Benchmark/2/                 6.23%  12.17%  7.37%  7.71%    8.83%

Morningstar Moderate Allocation             7.12%  11.07%  7.58%  7.28%    8.15%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                          1.28%         1.28%
Class B Shares                                          2.05%         2.05%
Class C Shares                                          2.03%         2.03%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 2.43% (1-year); 6.01% (5-year);
                8.20% (10-year); 8.24% (since inception)

Class B Shares: 2.59% (1-year); 6.07% (5-year);
                8.16% (10-year); 8.20% (since inception)

Class C Shares: 6.67% (1-year); 6.43% (5-year);
                7.98% (10-year); 7.96% (since inception)

                                                         As of   As of
Portfolio Composition/3/                                4/30/07 10/31/06 Change
------------------------                                ------- -------- ------
Asset Class
U.S. Large-Cap Growth Stocks                              17%      19%     -2%
U.S. Large-Cap Value Stocks                               15%      14%     +1%
Non-U.S. Developed Market Stocks                           9%       8%     +1%
U.S. Mid-Cap Growth Stocks                                 8%       9%     -1%
U.S. Mid-Cap Value Stocks                                  6%       4%     +2%
REITs                                                      4%       4%      0%
U.S. Small-Cap Growth Stocks                               3%       3%      0%
U.S. Small-Cap Value Stocks                                2%       2%      0%
Emerging Market Stocks                                     3%       2%     +1%
Convertible Securities                                     0%       1%     -1%
Mortgage- & Asset-Backed Bonds                            18%      18%      0%
Investment-Grade Corporate Bonds                           5%       5%      0%
High-Yield Corporate Bonds                                 5%       6%     -1%
U.S. Government Securities                                 2%       2%      0%
Cash Equivalents                                           3%       3%      0%
--------
2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Portfolios' underlying funds.

                       SAM Conservative Growth Portfolio

Portfolio Manager:

Asset Allocation Team

Edge Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                           Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Inception Date
                                           ------- ------ ------ ------- --------- --------- --------------------
Class A Shares      Excluding Sales Charge  8.02%  11.55%  9.09%  9.86%    9.56%    7/25/96             --
                    Including Sales Charge  2.06%   5.39%  7.87%  9.24%    8.99%

Class B Shares      Excluding Sales Charge  7.61%  10.68%  8.25%  9.17%    8.92%    7/25/96             --
                    Including Sales Charge  2.61%   5.68%  7.96%  9.17%    8.92%

Class C Shares      Excluding Sales Charge  7.63%  10.72%  8.28%  8.98%    8.67%     3/1/02        7/25/96
                    Including Sales Charge  6.63%   9.72%  8.28%  8.98%    8.67%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%  6.35%    6.44%

S&P 500/2/                                  8.60%  15.24%  8.54%  8.05%    9.89%

Capital Market Benchmark/2/                 7.44%  13.73%  8.00%  7.94%    9.42%

Morningstar Moderate Allocation             7.12%  11.07%  7.58%  7.28%    8.15%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                          1.33%         1.33%
Class B Shares                                          2.10%         2.10%
Class C Shares                                          2.09%         2.09%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 2.94% (1-year); 6.38% (5-year);
                9.07% (10-year); 8.74% (since inception)

Class B Shares: 3.13% (1-year); 6.45% (5-year);
                9.00% (10-year); 8.67% (since inception)

Class C Shares: 7.08% (1-year); 6.79% (5-year);
                8.81% (10-year); 8.42% (since inception)

                                                         As of   As of
Portfolio Composition/3/                                4/30/07 10/31/06 Change
------------------------                                ------- -------- ------
Asset Class
U.S. Large-Cap Growth Stocks                              22%      24%     -2%
U.S. Large-Cap Value Stocks                               19%      18%     +1%
Non-U.S. Developed Market Stocks                          11%      10%     +1%
U.S. Mid-Cap Growth Stocks                                11%      12%     -1%
U.S. Mid-Cap Value Stocks                                  7%       5%     +2%
REITs                                                      5%       5%      0%
Emerging Market Stocks                                     3%       3%      0%
U.S. Small-Cap Growth Stocks                               3%       4%     -1%
U.S. Small-Cap Value Stocks                                3%       3%      0%
Mortgage- & Asset-Backed Bonds                             7%       8%     -1%
High-Yield Corporate Bonds                                 3%       3%      0%
Investment-Grade Corporate Bonds                           2%       2%      0%
U.S. Government Securities                                 1%       1%      0%
Cash Equivalents                                           3%       2%     +1%
--------
1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolios' performance between 1996 and 1999 benefited from agreements to limit the Portfolios' expenses. Periods of less than one year are not annualized.

                        SAM Strategic Growth Portfolio

Portfolio Manager:

Asset Allocation Team

Edge Asset Management, Inc.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                           Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year 10-Year Inception   Date       Inception Date
                                           ------- ------ ------ ------- --------- --------- --------------------
Class A Shares      Excluding Sales Charge  8.71%  12.04%  9.35%  10.26%   10.34%   7/25/96             --
                    Including Sales Charge  2.70%   5.90%  8.13%   9.64%    9.76%

Class B Shares      Excluding Sales Charge  8.32%  11.17%  8.54%   9.60%    9.73%   7/25/96             --
                    Including Sales Charge  3.32%   6.17%  8.25%   9.60%    9.73%

Class C Shares      Excluding Sales Charge  8.32%  11.16%  8.59%   9.36%    9.42%    3/1/02        7/25/96
                    Including Sales Charge  7.32%  10.16%  8.59%   9.36%    9.42%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%   6.35%    6.44%

S&P 500/2/                                  8.60%  15.24%  8.54%   8.05%    9.89%

Russell 3000(R) Index/2/                    8.90%  14.48%  9.25%   8.59%   10.14%

Morningstar Large Blend                     8.80%  13.17%  8.16%   8.00%    9.47%

Category Average/2/

                                                                    Gross          Net
Total Investment Expense                                        Expense Ratio Expense Ratio
------------------------                                        ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                                      1.39%         1.38%
Class B Shares                                                      2.16%         2.15%
Class C Shares                                                      2.15%         2.14%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 3.09% (1-year); 6.35% (5-year);
                9.48% (10-year); 9.48% (since inception)

Class B Shares: 3.29% (1-year); 6.41% (5-year);
                9.43% (10-year); 9.44% (since inception)

Class C Shares: 7.29% (1-year); 6.77% (5-year);
                9.19% (10-year); 9.14% (since inception)

                                                         As of   As of
Portfolio Composition/3/                                4/30/07 10/31/06 Change
------------------------                                ------- -------- ------
Asset Class
U.S. Large-Cap Growth Stocks                              24%      27%     -3%
U.S. Large-Cap Value Stocks                               21%      19%     +2%
U.S. Mid-Cap Growth Stocks                                12%      13%     -1%
Non-U.S. Developed Market Stocks                          12%      12%      0%
U.S. Mid-Cap Value Stocks                                  8%       6%     +2%
REITs                                                      6%       6%      0%
Emerging Market Stocks                                     4%       3%     +1%
U.S. Small-Cap Growth Stocks                               4%       4%      0%
U.S. Small-Cap Value Stocks                                3%       3%      0%
Convertible Securities                                     0%       1%     -1%
High-Yield Corporate Bonds                                 3%       3%      0%
Cash Equivalents                                           3%       3%      0%
--------
2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Portfolios' underlying funds.

                         Principal LifeTime Glidepath

                          An investment that evolves

  Virtually every investor's objectives and risk parameters change over time.

At The Principal(R), we recognize that even if you invest aggressively when you're young, you may become more moderate in middle age and more conservative in your later years. With the approach of major goals such as college or retirement, levels of volatility that may once have been acceptable or even attractive may no longer be appropriate for what lies ahead. When you reach a critical event horizon, you may also need cash flow that was previously irrelevant to your accumulation strategy.

Principal LifeTime Funds can assist with your long-term asset allocation needs. Each Principal LifeTime Fund is expertly allocated for its specific time horizon, and the allocations evolve over time. As years pass, each target-date fund allocates less of its assets to stocks or other more volatile securities and more to asset categories that may provide relative stability and income, such as bonds. (See example below.) In addition, the Funds are monitored continually and, if necessary, adjustments are made to maintain the appropriate allocations. This is done through a systematic rebalancing process. This allows you to simply select the target date that most closely matches your investment time horizon, and then let our experts do the rest.
                         Principal Life Time 2050 Fund

                            [GRAPHIC APPEARES HERE]

                         Principal LifeTime 2010 Fund

Portfolio Managers:

Dirk Laschanzky, CFA            Douglas A. Loeffler, CFA

Principal Global Investors, LLC Principal Management Corporation


Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                   Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year Inception   Date       Inception Date
                                           ------- ------ ------ --------- --------- --------------------
Class A Shares      Excluding Sales Charge  6.27%  11.65%  8.19%   6.54%    6/28/05         3/1/01
                    Including Sales Charge  0.44%   5.47%  6.97%   5.57%

Class C Shares      Excluding Sales Charge  5.88%  10.88%  8.06%   6.44%    1/16/07         3/1/01
                    Including Sales Charge  4.88%   9.88%  8.06%   6.44%

S&P 500/2/                                  8.60%  15.24%  8.54%   4.72%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%   5.38%

Morningstar Conservative Allocation         5.04%   8.79%  5.68%   4.55%

Category Average/2/

Morningstar Target-Date 2000-2014           5.78%   9.95%  6.63%   5.32%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                          1.47%         1.10%
Class C Shares                                          4.09%         1.85%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 3.39% (1-year); 6.41% (5-year);
                5.26% (since inception)

Class C Shares: 7.69% (1-year); 7.51% (5-year);
                6.16% (since inception)

                                                                         As of
Portfolio Composition/3/                                                4/30/07
------------------------                                                -------
Asset Class
U.S. Stocks (excluding REITs)                                             35%
Non-U.S. Stocks                                                           16%
REITs                                                                      6%
Core Fixed-Income Securities                                              28%
Preferred Securities                                                       7%
Inflation-Protected Securities                                             3%
High-Yield Bonds                                                           2%
Cash Equivalents                                                           3%
--------
Note: Effective 6/1/07, Mr. Loeffler no longer serves as a portfolio manager for the Principal LifeTime Funds.

1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Fund's underlying funds.

                         Principal LifeTime 2020 Fund

Portfolio Managers:

Dirk Laschanzky, CFA            Douglas A. Loeffler, CFA

Principal Global Investors, LLC Principal Management Corporation

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                   Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year Inception   Date       Inception Date
                                           ------- ------ ------ --------- --------- --------------------
Class A Shares      Excluding Sales Charge  7.60%  13.11%  9.16%   7.24%    6/28/05         3/1/01
                    Including Sales Charge  1.68%   6.90%  7.93%   6.27%

Class B Shares      Excluding Sales Charge  7.13%  12.20%  8.33%   6.43%    6/28/05         3/1/01
                    Including Sales Charge  2.13%   7.20%  8.04%   6.43%

Class C Shares      Excluding Sales Charge  7.14%  12.26%  9.08%   7.21%    1/16/07         3/1/01
                    Including Sales Charge  6.14%  11.26%  9.08%   7.21%

S&P 500/2/                                  8.60%  15.24%  8.54%   4.72%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%   5.38%

Morningstar Moderate Allocation             7.12%  11.07%  7.58%   5.42%

Category Average/2/

Morningstar Target-Date 2015-2029           8.45%  12.57%  8.61%   6.20%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                          1.58%         1.18%
Class B Shares                                          2.96%         1.93%
Class C Shares                                          4.15%         1.93%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 4.60% (1-year); 7.16% (5-year);
                5.88% (since inception)

Class B Shares: 4.81% (1-year); 7.26% (5-year);
                6.06% (since inception)

Class C Shares: 8.77% (1-year); 8.30% (5-year);
                6.84% (since inception)

                                                                         As of
Portfolio Composition/3/                                                4/30/07
------------------------                                                -------
Asset Class
U.S. Stocks (excluding REITs)                                             46%
Non-U.S. Stocks                                                           20%
REITs                                                                      5%
Core Fixed-Income Securities                                              21%
Preferred Securities                                                       6%
High-Yield Bonds                                                           2%
--------
Note: Effective 6/1/07, Mr. Loeffler no longer serves as a portfolio manager for the Principal LifeTime Funds.

1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                         Principal LifeTime 2030 Fund

Portfolio Managers:

Dirk Laschanzky, CFA            Douglas A. Loeffler, CFA

Principal Global Investors, LLC Principal Management Corporation

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                   Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year Inception   Date       Inception Date
                                           ------- ------ ------ --------- --------- --------------------
Class A Shares      Excluding Sales Charge  8.30%  13.46%  9.33%   7.14%    6/28/05         3/1/01
                    Including Sales Charge  2.37%   7.20%  8.10%   6.17%

Class B Shares      Excluding Sales Charge  8.01%  12.65%  8.53%   6.36%    6/28/05         3/1/01
                    Including Sales Charge  3.01%   7.65%  8.24%   6.36%

Class C Shares      Excluding Sales Charge  7.87%  12.55%  9.26%   7.12%    1/16/07         3/1/01
                    Including Sales Charge  6.87%  11.55%  9.26%   7.12%

S&P 500/2/                                  8.60%  15.24%  8.54%   4.72%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%   5.38%

Morningstar Moderate Allocation             7.12%  11.07%  7.58%   5.42%

Category Average/2/

Morningstar Target-Date 2030                9.96%  13.43%  9.52%   6.48%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                          1.88%         1.19%
Class B Shares                                          3.39%         1.94%
Class C Shares                                          4.16%         1.94%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 4.90% (1-year); 7.14% (5-year);
                5.71% (since inception)

Class B Shares: 5.30% (1-year); 7.27% (5-year);
                5.91% (since inception)

Class C Shares: 9.17% (1-year); 8.31% (5-year);
                6.69% (since inception)

                                                                         As of
Portfolio Composition/3/                                                4/30/07
------------------------                                                -------
Asset Class
U.S. Stocks (excluding REITs)                                             53%
Non-U.S. Stocks                                                           23%
REITs                                                                      4%
Core Fixed-Income Securities                                              13%
Preferred Securities                                                       5%
High-Yield Bonds                                                           2%
--------
2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Funds' underlying funds.

                         Principal LifeTime 2040 Fund

Portfolio Managers:

Dirk Laschanzky, CFA            Douglas A. Loeffler, CFA

Principal Global Investors, LLC Principal Management Corporation

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                   Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year Inception   Date       Inception Date
                                           ------- ------ ------ --------- --------- --------------------
Class A Shares      Excluding Sales Charge  8.97%  13.79%  9.21%   7.36%    6/28/05         3/1/01
                    Including Sales Charge  2.95%   7.55%  7.99%   6.38%

Class B Shares      Excluding Sales Charge  8.53%  12.86%  8.40%   6.56%    6/28/05         3/1/01
                    Including Sales Charge  3.53%   7.86%  8.11%   6.56%

Class C Shares      Excluding Sales Charge  8.57%  12.85%  9.14%   7.33%    1/16/07         3/1/01
                    Including Sales Charge  7.57%  11.85%  9.14%   7.33%

S&P 500/2/                                  8.60%  15.24%  8.54%   4.72%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%   5.38%

Morningstar Moderate Allocation             7.12%  11.07%  7.58%   5.42%

Category Average/2/

Morningstar Target-Date 2030                9.96%  13.43%  9.52%   6.48%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                          2.46%         1.19%
Class B Shares                                          4.49%         1.94%
Class C Shares                                          4.17%         1.94%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 5.21% (1-year); 6.88% (5-year);
                5.88% (since inception)

Class B Shares: 5.45% (1-year); 6.98% (5-year);
                6.07% (since inception)

Class C Shares: 9.42% (1-year); 8.04% (5-year);
                6.85% (since inception)

                                                                         As of
Portfolio Composition/3/                                                4/30/07
------------------------                                                -------
Asset Class
U.S. Stocks (excluding REITs)                                             58%
Non-U.S. Stocks                                                           25%
REITs                                                                      4%
Core Fixed-Income Securities                                               7%
Preferred Securities                                                       3%
High-Yield Bonds                                                           3%
--------
Note: Effective 6/1/07, Mr. Loeffler no longer serves as a portfolio manager for the Principal LifeTime Funds.

1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

                         Principal LifeTime 2050 Fund

Portfolio Managers:

Dirk Laschanzky, CFA            Douglas A. Loeffler, CFA

Principal Global Investors, LLC Principal Management Corporation

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                   Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year Inception   Date       Inception Date
                                           ------- ------ ------ --------- --------- --------------------
Class A Shares      Excluding Sales Charge  9.20%  13.35%  9.01%   6.61%    6/28/05         3/1/01
                    Including Sales Charge  3.20%   7.13%  7.78%   5.64%

Class B Shares      Excluding Sales Charge  8.73%  12.45%  9.03%   6.68%    3/15/06         3/1/01
                    Including Sales Charge  3.73%   7.45%  8.74%   6.68%

Class C Shares      Excluding Sales Charge  8.77%  12.44%  9.03%   6.68%    1/16/07         3/1/01
                    Including Sales Charge  7.77%  11.44%  9.03%   6.68%

S&P 500/2/                                  8.60%  15.24%  8.54%   4.72%

Lehman Brothers Aggregate Bond Index/2/     2.64%   7.36%  5.06%   5.38%

Morningstar Large Blend                     8.80%  13.17%  8.16%   4.80%

Category Average/2/

Morningstar Target-Date 2030                9.96%  13.43%  9.52%   6.48%

Category Average/2/

                                                        Gross          Net
 Total Investment Expense                           Expense Ratio Expense Ratio
 ------------------------                           ------------- -------------
 As shown in the 5/29/07 prospectus.
 Class A Shares                                          2.99%        1.21%
 Class B Shares                                         24.41%        1.96%
 Class C Shares                                          4.18%        1.96%

Average annual total returns including sales charge as of 3/31/07:

Class A Shares: 5.13% (1-year); 6.53% (5-year);
                5.13% (since inception)

Class B Shares: 5.35% (1-year); 7.49% (5-year);
                6.18% (since inception)

Class C Shares: 9.43% (1-year); 7.79% (5-year);
                6.19% (since inception)

                                                                         As of
 Portfolio Composition/3/                                               4/30/07
 ------------------------                                               -------
 Asset Class
 U.S. Stocks (excluding REITs)                                            60%
 Non-U.S. Stocks                                                          26%
 REITs                                                                     4%
 Core Fixed-Income Securities                                              4%
 Preferred Securities                                                      3%
 High-Yield Bonds                                                          3%
--------
2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Funds' underlying funds.

                   Principal LifeTime Strategic Income Fund

Portfolio Managers:

Dirk Laschanzky, CFA            Douglas A. Loeffler, CFA

Principal Global Investors, LLC Principal Management Corporation

Investment results shown represent historical performance and do not guarantee future results. Your investment's returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-247-4123.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option's expenses. Expense limits apply through 2/28/08. Differences also may be due to Principal Management Corporation's decision to pay (through 2/28/08) certain expenses that would normally be payable by the fund. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns/1/ as of April 30, 2007

                                                                   Since   Inception Extended Performance
                                           6-Month 1-Year 5-Year Inception   Date       Inception Date
                                           ------- ------ ------ --------- --------- --------------------
Class A Shares      Excluding Sales Charge   4.08%  8.96%  6.84%   5.65%    6/28/05         3/1/01
                    Including Sales Charge  -0.60%  4.08%  5.87%   4.87%

Class B Shares      Excluding Sales Charge   3.61%  8.06%  6.67%   5.53%    3/15/06         3/1/01
                    Including Sales Charge  -1.39%  3.06%  6.36%   5.53%

Class C Shares      Excluding Sales Charge   3.68%  8.19%  6.70%   5.55%    1/16/07         3/1/01
                    Including Sales Charge   2.68%  7.19%  6.70%   5.55%

S&P 500/2/                                   8.60% 15.24%  8.54%   4.72%

Lehman Brothers Aggregate Bond Index/2/      2.64%  7.36%  5.06%   5.38%

Morningstar Conservative Allocation          5.04%  8.79%  5.68%   4.55%

Category Average/2/

Morningstar Target-Date 2000-2014            5.78%  9.95%  6.63%   5.32%

Category Average/2/

                                                        Gross          Net
Total Investment Expense                            Expense Ratio Expense Ratio
------------------------                            ------------- -------------
As shown in the 5/29/07 prospectus.
Class A Shares                                           1.80%        1.06%
Class B Shares                                          86.93%        1.81%
Class C Shares                                           4.04%        1.81%

Average annual total returns including sales charge as of 3/31/07:

 Class A Shares: 2.86% (1-year); 5.60% (5-year);
                 4.73% (since inception)

 Class B Shares: 1.86% (1-year); 6.12% (5-year);
                 5.42% (since inception)

 Class C Shares: 5.99% (1-year); 6.47% (5-year);
                 5.45% (since inception)

                                                                         As of
Portfolio Composition/3/                                                4/30/07
------------------------                                                -------
Asset Class
Core Fixed-Income Securities                                              43%
Inflation-Protected Securities                                            13%
Preferred Securities                                                       7%
U.S. Stocks (excluding REITs)                                             14%
Non-U.S. Stocks                                                            6%
REITs                                                                      5%
Cash Equivalents                                                          12%
--------
Note: Effective 6/1/07, Mr. Loeffler no longer serves as a portfolio manager for the Principal LifeTime Funds.

1 Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund's oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2 See page 15 for definitions of benchmarks. Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Indices are unmanaged, and individuals cannot invest directly in an index.

3 May not reflect the current portfolio composition. Please see this report's schedules of investments for a list of the Fund's underlying funds.

                                   Glossary

Capital Market Benchmark:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: SAM Flexible Income Portfolio: 20% S&P 500 and 80% Lehman Brothers Aggregate Bond Index; SAM Conservative Balanced
Portfolio: 40% S&P 500 and 60% Lehman Brothers Aggregate Bond Index; SAM Balanced Portfolio: 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index; and SAM Conservative Growth Portfolio: 80% S&P 500 and 20% Lehman Brothers Aggregate Bond Index.

Lehman Brothers Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Morningstar Conservative Allocation Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Large Blend Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Moderate Allocation Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Target-Date Categories:

Portfolios in these categories provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Russell 3000(R) Index:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund's annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007), unless otherwise noted.
         Actual Expenses
         The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
         Hypothetical Example for Comparison Purposes
         The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                Beginning                             Expenses Paid
                                             -----------------       Ending            During Period
                                               Account Value      Account Value    November 1, 2006 to     Annualized
Based On Actual Return                       November 1, 2006    April 30, 2007     April 30, 2007( a)   Expense Ratio

Principal LifeTime 2010 Fund
     Class A                                      $1,000.00         $1,062.66              $2.56               0.50%
     Class C(b)                                   1,000.00           1,029.43               3.61              1.25
Principal LifeTime 2020 Fund
     Class A                                      1,000.00           1,076.00               2.57              0.50
     Class B                                      1,000.00           1,071.27               6.42              1.25
     Class C(b)                                   1,000.00           1,035.43               3.62              1.25
Principal LifeTime 2030 Fund
     Class A                                      1,000.00           1,082.99               2.58              0.50
     Class B                                      1,000.00           1,080.15               6.45              1.25
     Class C(b)                                   1,000.00           1,039.22               3.63              1.25
Principal LifeTime 2040 Fund
     Class A                                      1,000.00           1,089.69               2.59              0.50
     Class B                                      1,000.00           1,085.28               6.46              1.25
     Class C(b)                                   1,000.00           1,043.29               3.64              1.25
Principal LifeTime 2050 Fund
     Class A                                      1,000.00           1,092.05               2.59              0.50
     Class B                                      1,000.00           1,087.33               6.47              1.25
     Class C(b)                                   1,000.00           1,043.26               3.64              1.25
Principal LifeTime Strategic Income Fund
     Class A                                      1,000.00           1,040.84               2.53              0.50
     Class B                                      1,000.00           1,036.09               6.31              1.25
     Class C(b)                                   1,000.00           1,018.36               3.59              1.25
SAM Balanced Portfolio
     Class A                                      1,000.00           1,068.35               3.23              0.63
     Class B                                      1,000.00           1,064.39               7.11              1.39
     Class C                                      1,000.00           1,064.13               7.27              1.42
SAM Conservative Balanced Portfolio
     Class A                                      1,000.00           1,055.90               3.31              0.65
     Class B                                      1,000.00           1,051.90               7.28              1.43
     Class C                                      1,000.00           1,051.32               7.17              1.41
SAM Conservative Growth Portfolio
     Class A                                      1,000.00           1,080.20               3.30              0.64
     Class B                                      1,000.00           1,076.07               7.21              1.40
     Class C                                      1,000.00           1,076.26               7.31              1.42
SAM Flexible Income Portfolio
     Class A                                      $1,000.00         $1,041.67              $3.29               0.65%
     Class B                                      1,000.00           1,037.58               7.17              1.42
     Class C                                      1,000.00           1,037.86               7.17              1.42
SAM Strategic Growth Portfolio
     Class A                                      1,000.00           1,087.07               3.47              0.67
     Class B                                      1,000.00           1,083.24               6.92              1.34
     Class C                                      1,000.00           1,083.19               8.06              1.56

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Period beginning January 17, 2007 through April 30, 2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception).

                                                                                     Expenses Paid
                                                 Beginning                       ---------------------
                                             -----------------      Ending           During Period
                                               Account Value     Account Value    November 1, 2006 to     Annualized
Based On Assumed 5% Return                   November 1, 2006   April 30, 2007   April 30, 2007(  a)    Expense Ratio

Principal LifeTime 2010 Fund
     Class A                                     $1,000.00         $1,022.32             $2.51                0.50%
     Class C(b)                                   1,000.00          1,018.60              6.26               1.25
Principal LifeTime 2020 Fund
     Class A                                      1,000.00          1,022.32              2.51               0.50
     Class B                                      1,000.00          1,018.60              6.26               1.25
     Class C(b)                                   1,000.00          1,018.60              6.26               1.25
Principal LifeTime 2030 Fund
     Class A                                      1,000.00          1,022.32              2.51               0.50
     Class B                                      1,000.00          1,018.60              6.26               1.25
     Class C(b)                                   1,000.00          1,018.60              6.26               1.25
Principal LifeTime 2040 Fund
     Class A                                      1,000.00          1,022.32              2.51               0.50
     Class B                                      1,000.00          1,018.60              6.26               1.25
     Class C(b)                                   1,000.00          1,018.60              6.26               1.25
Principal LifeTime 2050 Fund
     Class A                                      1,000.00          1,022.32              2.51               0.50
     Class B                                      1,000.00          1,018.60              6.26               1.25
     Class C(b)                                   1,000.00          1,018.60              6.26               1.25
Principal LifeTime Strategic Income Fund
     Class A                                      1,000.00          1,022.32              2.51               0.50
     Class B                                      1,000.00          1,018.60              6.26               1.25
     Class C(b)                                   1,000.00          1,018.60              6.26               1.25
SAM Balanced Portfolio
     Class A                                      1,000.00          1,021.67              3.16               0.63
     Class B                                      1,000.00          1,017.90              6.95               1.39
     Class C                                      1,000.00          1,017.75              7.10               1.42
SAM Conservative Balanced Portfolio
     Class A                                      1,000.00          1,021.57              3.26               0.65
     Class B                                      1,000.00          1,017.70              7.15               1.43
     Class C                                      1,000.00          1,017.80              7.05               1.41
SAM Conservative Growth Portfolio
     Class A                                      1,000.00          1,021.62              3.21               0.64
     Class B                                      1,000.00          1,017.85              7.00               1.40
     Class C                                      1,000.00          1,017.75              7.10               1.42
SAM Flexible Income Portfolio
     Class A                                      1,000.00          1,021.57              3.26               0.65
     Class B                                      1,000.00          1,017.75              7.10               1.42
     Class C                                      1,000.00          1,017.75              7.10               1.42
SAM Strategic Growth Portfolio
     Class A                                      1,000.00          1,021.47              3.36               0.67
     Class B                                      1,000.00          1,018.15              6.71               1.34
     Class C                                      1,000.00          1,017.06              7.80               1.56

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Period beginning January 17, 2007 through April 30, 2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception).

                      STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

                                                                               Principal          Principal         Principal
                                                                                LifeTime          LifeTime           LifeTime
Amounts in thousands, except per share amounts                                 2010 Fund          2020 Fund         2030 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................       $ 1,322,999        $ 2,510,609       $ 2,084,601
Assets
Investment in affiliated securities--at value.............................       $ 1,447,629        $ 2,787,080       $ 2,349,989
Receivables:
     Capital Shares sold..................................................             3,807              9,935             6,027
     Dividends and interest...............................................             2,482              3,076             1,728
     Expense reimbursement from Manager...................................                 5                  9                12
     Expense reimbursement from Underwriter...............................                10                 18                15
Prepaid expenses..........................................................                 8                  1                 -
                                                            Total Assets           1,453,941          2,800,119         2,357,771
Liabilities
Accrued management and investment advisory fees...........................               142                272               230
Accrued administrative service fees.......................................                32                 62                55
Accrued distribution fees.................................................               134                261               218
Accrued service fees......................................................                40                 75                66
Accrued transfer and administrative fees..................................                16                 37                56
Accrued other expenses....................................................                 -                  -                 2
Payables:
     Capital Shares reacquired............................................                75                574               256
                                                       Total Liabilities                 439              1,281               883
Net Assets Applicable to Outstanding Shares...............................       $ 1,453,502        $ 2,798,838       $ 2,356,888
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 1,290,711        $ 2,444,087       $ 2,021,919
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             7,961              5,991             2,398
Accumulated undistributed (overdistributed) net realized gain (loss)......            30,200             72,289            67,183
Net unrealized appreciation (depreciation) of investments.................           124,630            276,471           265,388
                                                         Total Net Assets        $ 1,453,502        $ 2,798,838       $ 2,356,888
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           475,000            635,000           635,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 69,093          $ 129,442         $ 113,864
     Shares Issued and Outstanding........................................             5,111              9,118             7,988
     Net Asset Value per share............................................           $ 13.52            $ 14.20           $ 14.25
Advisors Select: Net Assets...............................................          $ 48,868           $ 90,086          $ 81,177
     Shares Issued and Outstanding........................................             3,622              6,364             5,717
     Net Asset Value per share............................................           $ 13.49            $ 14.16           $ 14.20
Advisors Signature: Net Assets............................................           $ 9,835           $ 24,094          $ 19,555
     Shares Issued and Outstanding........................................               725              1,694             1,374
     Net Asset Value per share............................................           $ 13.56            $ 14.23           $ 14.23
Class A: Net Assets.......................................................          $ 25,810           $ 38,551          $ 29,648
     Shares Issued and Outstanding........................................             1,889              2,688             2,067
     Net Asset Value per share............................................           $ 13.67            $ 14.34           $ 14.34
     Maximum Offering Price...............................................           $ 14.47(a)         $ 15.17(a)        $ 15.17(a)
Class B: Net Assets.......................................................               N/A            $ 8,574           $ 6,862
     Shares Issued and Outstanding........................................                                  597               478
     Net Asset Value per share............................................           _______            $ 14.36(b)        $ 14.37(b)
Class C: Net Assets.......................................................           $ 2,861            $ 2,123           $ 2,406
     Shares Issued and Outstanding........................................               210                148               168
     Net Asset Value per share............................................         $ 13.64(b)         $ 14.32(b)        $ 14.31(b)
Class J: Net Assets.......................................................         $ 239,331          $ 463,368         $ 377,054
     Shares Issued and Outstanding........................................            17,647             32,576            26,442
     Net Asset Value per share............................................         $ 13.56(b)         $ 14.22(b)        $ 14.26(b)
Institutional: Net Assets.................................................         $ 898,606        $ 1,747,753       $ 1,471,011
     Shares Issued and Outstanding........................................            65,993            122,432           102,996
     Net Asset Value per share............................................           $ 13.62            $ 14.28           $ 14.28
Preferred: Net Assets.....................................................         $ 119,119          $ 210,613         $ 173,408
     Shares Issued and Outstanding........................................             8,782             14,798            12,145
     Net Asset Value per share............................................           $ 13.56            $ 14.23           $ 14.28
Select: Net Assets........................................................          $ 39,979           $ 84,234          $ 81,903
     Shares Issued and Outstanding........................................             2,952              5,927             5,632
     Net Asset Value per share............................................           $ 13.54            $ 14.21           $ 14.54

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

====================================================================================================================================
                                                                                                                      Principal
                                                                                                                       LifeTime
                                                                               Principal      Principal LifeTime   Strategic Income
Amounts in thousands, except per share amounts                             LifeTime 2040 Fund      2050 Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................       $ 1,023,839           $ 436,219          $ 495,206
Assets
Investment in affiliated securities--at value.............................       $ 1,146,953           $ 491,783          $ 523,454
Receivables:
     Capital Shares sold..................................................             3,284                  61              1,395
     Dividends and interest...............................................               554                 177              1,707
     Expense reimbursement from Manager...................................                12                  10                  7
     Expense reimbursement from Underwriter...............................                 6                   2                  5
Prepaid expenses..........................................................                 -                   3                  8
                                                            Total Assets           1,150,809             492,036            526,576
Liabilities
Accrued management and investment advisory fees...........................               112                  48                 52
Accrued administrative service fees.......................................                24                   9                 12
Accrued distribution fees.................................................                90                  25                 52
Accrued service fees......................................................                29                  11                 14
Accrued transfer and administrative fees..................................                30                  11                 14
Accrued other expenses....................................................                 7                   -                  -
Payables:
     Capital Shares reacquired............................................               101                  46                573
                                                       Total Liabilities                 393                 150                717
Net Assets Applicable to Outstanding Shares...............................       $ 1,150,416           $ 491,886          $ 525,859
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 994,657           $ 419,738          $ 484,859
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               359                 272              5,405
Accumulated undistributed (overdistributed) net realized gain (loss)......            32,286              16,312              7,347
Net unrealized appreciation (depreciation) of investments.................           123,114              55,564             28,248
                                                         Total Net Assets        $ 1,150,416           $ 491,886          $ 525,859
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           475,000             500,000            500,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................          $ 56,637            $ 21,265           $ 19,819
     Shares Issued and Outstanding........................................             3,902               1,506              1,566
     Net Asset Value per share............................................           $ 14.51             $ 14.12            $ 12.65
Advisors Select: Net Assets...............................................          $ 35,201            $ 16,417           $ 25,223
     Shares Issued and Outstanding........................................             2,427               1,164              1,992
     Net Asset Value per share............................................           $ 14.51             $ 14.10            $ 12.66
Advisors Signature: Net Assets............................................           $ 9,578             $ 3,067            $ 3,970
     Shares Issued and Outstanding........................................               658                 217                313
     Net Asset Value per share............................................           $ 14.54             $ 14.13            $ 12.69
Class A: Net Assets.......................................................          $ 17,672            $ 10,920           $ 10,076
     Shares Issued and Outstanding........................................             1,220                 766                787
     Net Asset Value per share............................................           $ 14.49             $ 14.25            $ 12.80
     Maximum Offering Price...............................................           $ 15.33(a)          $ 15.08(a)       $ 13.40(b)
Class B: Net Assets.......................................................           $ 4,550             $ 1,600              $ 633
     Shares Issued and Outstanding........................................               316                 113                 50
     Net Asset Value per share............................................           $ 14.40(c)          $ 14.16(c)       $ 12.71(c)
Class C: Net Assets.......................................................           $ 1,194               $ 744            $ 1,365
     Shares Issued and Outstanding........................................                83                  52                107
     Net Asset Value per share............................................         $ 14.46(c)          $ 14.23(c)         $ 12.76(c)
Class J: Net Assets.......................................................         $ 145,160            $ 29,816           $ 91,437
     Shares Issued and Outstanding........................................             9,984               2,133              7,216
     Net Asset Value per share............................................         $ 14.54(c)          $ 13.98(c)         $ 12.67(c)
Institutional: Net Assets.................................................         $ 773,888           $ 372,252          $ 326,405
     Shares Issued and Outstanding........................................            52,990              26,241             25,618
     Net Asset Value per share............................................           $ 14.60             $ 14.19            $ 12.74
Preferred: Net Assets.....................................................          $ 78,573            $ 23,183           $ 36,537
     Shares Issued and Outstanding........................................             5,392               1,637              2,870
     Net Asset Value per share............................................           $ 14.57             $ 14.17            $ 12.73
Select: Net Assets........................................................          $ 27,963            $ 12,622           $ 10,394
     Shares Issued and Outstanding........................................             1,925                 892                820
     Net Asset Value per share............................................           $ 14.52             $ 14.15            $ 12.68


(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)



                                                                              SAM Balanced     SAM Conservative    SAM Conservative
Amounts in thousands, except per share amounts                                 Portfolio      Balanced Portfolio   Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................       $ 3,985,185           $ 578,554        $ 3,132,037
Assets
Investment in affiliated securities--at value.............................       $ 4,793,548           $ 654,267        $ 3,945,409
Cash......................................................................                 7                   5                 15
Receivables:
     Capital Shares sold..................................................             2,763               1,194              4,650
     Dividends and interest...............................................             6,966               1,567              2,490
     Expense reimbursement from Manager...................................                 3                   3                  3
Prepaid directors' expenses...............................................                40                   6                 34
Prepaid expenses..........................................................                 -                  11                  -
                                                            Total Assets           4,803,327             657,053          3,952,601
Liabilities
Accrued management and investment advisory fees...........................             1,225                 168              1,006
Accrued distribution fees.................................................             2,416                 344              2,063
Accrued transfer and administrative fees..................................               932                 134                900
Accrued other expenses....................................................                67                   -                 70
Payables:
     Capital Shares reacquired............................................             6,909               3,986              7,495
                                                       Total Liabilities              11,549               4,632             11,534
Net Assets Applicable to Outstanding Shares...............................       $ 4,791,778           $ 652,421        $ 3,941,067
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................       $ 3,784,166           $ 558,033        $ 2,912,314
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            21,444               2,700             19,405
Accumulated undistributed (overdistributed) net realized gain (loss)......           177,805              15,975            195,976
Net unrealized appreciation (depreciation) of investments.................           808,363              75,713            813,372
                                                         Total Net Assets        $ 4,791,778           $ 652,421        $ 3,941,067
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................         1,255,000             855,000          1,255,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.31
Advisors Select: Net Assets...............................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.30
Advisors Signature: Net Assets............................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.29
Class A: Net Assets.......................................................       $ 2,457,635           $ 312,045        $ 1,894,732
     Shares Issued and Outstanding........................................           161,451              27,210            108,020
     Net Asset Value per share............................................           $ 15.22             $ 11.47            $ 17.54
     Maximum Offering Price............................................... $ 16.11(        a)          $ 12.14(a)         $ 18.56(a)
Class B: Net Assets.......................................................       $ 1,406,101           $ 164,574        $ 1,092,642
     Shares Issued and Outstanding........................................            92,600              14,376             64,343
     Net Asset Value per share............................................ $ 15.18(        b)          $ 11.45(b)         $ 16.98(b)
Class C: Net Assets.......................................................         $ 927,597           $ 175,608          $ 952,744
     Shares Issued and Outstanding........................................            61,417              15,406             56,541
     Net Asset Value per share............................................         $ 15.10(b)          $ 11.40(b)         $ 16.85(b)
Class J: Net Assets.......................................................             $ 381                $ 88              $ 634
     Shares Issued and Outstanding........................................                25                   8                 37
     Net Asset Value per share............................................         $ 14.96(b)          $ 11.40(b)         $ 17.30(b)
Institutional: Net Assets.................................................              $ 13                $ 56              $ 264
     Shares Issued and Outstanding........................................                 1                   5                 15
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.34
Preferred: Net Assets.....................................................              $ 10                $ 10               $ 10
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.32
Select: Net Assets........................................................              $ 11                $ 10               $ 11
     Shares Issued and Outstanding........................................                 1                   1                  1
     Net Asset Value per share............................................           $ 15.08             $ 11.40            $ 17.32


(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)





                                                                              SAM Flexible       SAM Strategic
Amounts in thousands, except per share amounts                              Income Portfolio   Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................         $ 742,763         $ 1,944,116
Assets
Investment in affiliated securities--at value.............................         $ 819,093         $ 2,456,240
Cash......................................................................                 1                   1
Receivables:
     Capital Shares sold..................................................             1,141               2,812
     Dividends and interest...............................................             2,638                 601
     Expense reimbursement from Manager...................................                 3                   3
Prepaid directors' expenses...............................................                 6                  22
                                                            Total Assets             822,882           2,459,679
Liabilities
Accrued management and investment advisory fees...........................               210                 624
Accrued distribution fees.................................................               434               1,304
Accrued transfer and administrative fees..................................               207                 638
Accrued other expenses....................................................                 2                  65
Payables:
     Capital Shares reacquired............................................             1,457               5,206
                                                       Total Liabilities               2,310               7,837
Net Assets Applicable to Outstanding Shares...............................         $ 820,572         $ 2,451,842
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................         $ 734,751         $ 1,811,952
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             2,533               9,205
Accumulated undistributed (overdistributed) net realized gain (loss)......             6,958             118,561
Net unrealized appreciation (depreciation) of investments.................            76,330             512,124
                                                         Total Net Assets          $ 820,572         $ 2,451,842
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................           955,000           1,055,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................              $ 10                $ 10
     Shares Issued and Outstanding........................................                 1                   1
     Net Asset Value per share............................................           $ 11.72             $ 19.20
Advisors Select: Net Assets...............................................              $ 10                $ 10
     Shares Issued and Outstanding........................................                 1                   1
     Net Asset Value per share............................................           $ 11.72             $ 19.19
Advisors Signature: Net Assets............................................              $ 10                $ 10
     Shares Issued and Outstanding........................................                 1                   1
     Net Asset Value per share............................................           $ 11.72             $ 19.18
Class A: Net Assets.......................................................         $ 392,351         $ 1,141,304
     Shares Issued and Outstanding........................................            33,386              58,584
     Net Asset Value per share............................................           $ 11.75             $ 19.48
     Maximum Offering Price...............................................           $ 12.30(a)          $ 20.61(b)
Class B: Net Assets.......................................................         $ 287,013           $ 731,460
     Shares Issued and Outstanding........................................            24,453              39,504
     Net Asset Value per share............................................         $ 11.74(c)          $ 18.52(c)
Class C: Net Assets.......................................................         $ 141,133           $ 578,412
     Shares Issued and Outstanding........................................            12,087              31,181
     Net Asset Value per share............................................         $ 11.68(c)          $ 18.55(c)
Class J: Net Assets.......................................................              $ 12               $ 592
     Shares Issued and Outstanding........................................                 1                  31
     Net Asset Value per share............................................         $ 11.72(c)          $ 19.20(c)
Institutional: Net Assets.................................................              $ 13                $ 23
     Shares Issued and Outstanding........................................                 1                   1
     Net Asset Value per share............................................           $ 11.72             $ 19.23
Preferred: Net Assets.....................................................              $ 10                $ 10
     Shares Issued and Outstanding........................................                 1                   1
     Net Asset Value per share............................................           $ 11.72             $ 19.22
Select: Net Assets........................................................              $ 10                $ 11
     Shares Issued and Outstanding........................................                 1                   1
     Net Asset Value per share............................................           $ 11.72             $ 19.21


(a) Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)



                                                                            Principal            Principal           Principal
                                                                             LifeTime            LifeTime             LifeTime
Amounts in thousands                                                        2010 Fund            2020 Fund           2030 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................            $ 26,746            $ 50,139             $ 41,118
                                                          Total Income              26,746              50,139               41,118
Expenses:
     Management and investment advisory fees..........................                 762               1,433                1,201
     Distribution fees - Advisors Preferred...........................                  73                 135                  120
     Distribution fees - Advisors Select..............................                  63                 121                  105
     Distribution fees - Advisors Signature...........................                  14                  33                   27
     Distribution fees - Class A......................................                  26                  38                   29
     Distribution fees - Class B......................................                 N/A                  34                   26
     Distribution fees - Class C......................................                   3                   3                    3
     Distribution fees - Class J......................................                 530               1,008                  824
     Distribution fees - Select.......................................                  16                  32                   34
     Administrative service fees - Advisors Preferred.................                  43                  81                   72
     Administrative service fees - Advisors Select....................                  42                  80                   70
     Administrative service fees - Advisors Signature.................                  11                  27                   22
     Administrative service fees - Preferred..........................                  54                  91                   76
     Administrative service fees - Select.............................                  21                  42                   44
     Registration fees - Class A......................................                  12                  12                   12
     Registration fees - Class B......................................                 N/A                  12                   11
     Registration fees - Class C......................................                   7                   7                    7
     Registration fees - Class J......................................                  11                  15                   13
     Service fees - Advisors Preferred................................                  49                  92                   81
     Service fees - Advisors Select...................................                  53                 101                   88
     Service fees - Advisors Signature................................                  10                  24                   19
     Service fees - Preferred.........................................                  73                 125                  104
     Service fees - Select............................................                  23                  48                   51
     Shareholder reports - Class A....................................                   -                   1                    2
     Shareholder reports - Class J....................................                   5                  10                   13
     Transfer and administrative fees - Class A.......................                  12                  24                   29
     Transfer and administrative fees - Class B.......................                 N/A                   8                    8
     Transfer and administrative fees - Class C.......................                   4                   4                    4
     Transfer and administrative fees - Class J.......................                  34                  73                  101
     Other expenses...................................................                   1                   2                    1
                                                  Total Gross Expenses               1,952               3,716                3,197
     Less: Reimbursement from Manager - Class A.......................                  11                  18                   28
     Less: Reimbursement from Manager - Class B.......................                   -                  14                   15
     Less: Reimbursement from Manager - Class C.......................                  11                  11                   11
     Less: Reimbursement from Underwriter - Class J...................                  37                  70                   57
                                                    Total Net Expenses               1,893               3,603                3,086
                                Net Investment Income (Operating Loss)              24,853              46,536               38,032

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates............................               6,919              19,248               17,988
     Other investment companies - affiliated..........................              23,342              53,105               49,226
Change in unrealized appreciation/depreciation of:
     Investments in affiliates........................................              22,346              56,645               56,364
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              52,607             128,998              123,578
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 77,460           $ 175,534            $ 161,610



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)


                                                                            Principal            Principal           Principal
                                                                             LifeTime            LifeTime        LifeTime Strategic
Amounts in thousands                                                        2040 Fund            2050 Fund          Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................            $ 18,968             $ 8,854             $ 10,706
                                                          Total Income              18,968               8,854               10,706
Expenses:
     Management and investment advisory fees..........................                 570                 250                  280
     Distribution fees - Advisors Preferred...........................                  57                  22                   26
     Distribution fees - Advisors Select..............................                  45                  21                   34
     Distribution fees - Advisors Signature...........................                  13                   4                    6
     Distribution fees - Class A......................................                  17                  10                   10
     Distribution fees - Class B......................................                  18                   4                    1
     Distribution fees - Class C......................................                   2                   1                    2
     Distribution fees - Class J......................................                 314                  64                  212
     Distribution fees - Select.......................................                  10                   5                    4
     Administrative service fees - Advisors Preferred.................                  34                  13                   16
     Administrative service fees - Advisors Select....................                  30                  14                   22
     Administrative service fees - Advisors Signature.................                  10                   3                    5
     Administrative service fees - Preferred..........................                  34                  10                   14
     Administrative service fees - Select.............................                  13                   6                    5
     Registration fees - Class A......................................                  11                  11                   11
     Registration fees - Class B......................................                  11                  10                   10
     Registration fees - Class C......................................                   7                   7                    7
     Registration fees - Class J......................................                  10                   8                    9
     Service fees - Advisors Preferred................................                  39                  15                   18
     Service fees - Advisors Select...................................                  37                  18                   28
     Service fees - Advisors Signature................................                   9                   3                    5
     Service fees - Preferred.........................................                  46                  13                   19
     Service fees - Select............................................                  15                   7                    5
     Shareholder reports - Class A....................................                   1                   1                    -
     Shareholder reports - Class J....................................                   7                   2                    2
     Transfer and administrative fees - Class A.......................                  26                  18                    7
     Transfer and administrative fees - Class B.......................                   8                   5                    4
     Transfer and administrative fees - Class C.......................                   4                   4                    4
     Transfer and administrative fees - Class J.......................                  51                  16                   22
     Other expenses...................................................                   1                   -                    -
                                                  Total Gross Expenses               1,450                 565                  788
     Less: Reimbursement from Manager - Class A.......................                  30                  25                   13
     Less: Reimbursement from Manager - Class B.......................                  16                  15                   14
     Less: Reimbursement from Manager - Class C.......................                  11                  11                   11
     Less: Reimbursement from Manager - Class J.......................                   -                   4                    -
     Less: Reimbursement from Underwriter - Class J...................                  22                   4                   15
                                                    Total Net Expenses               1,371                 506                  735
                                Net Investment Income (Operating Loss)              17,597               8,348                9,971

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates............................               8,792               5,147                2,332
     Other investment companies - affiliated..........................              23,551              11,202                5,128
Change in unrealized appreciation/depreciation of:
     Investments in affiliates........................................              32,140              12,261                1,119
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              64,483              28,610                8,579
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 82,080            $ 36,958             $ 18,550



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)



                                                                           SAM Balanced      SAM Conservative     SAM Conservative
Amounts in thousands                                                        Portfolio       Balanced Portfolio    Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................            $ 94,642            $ 14,407             $ 69,052
     Interest.........................................................                 227                  20                   35
                                                          Total Income              94,869              14,427               69,087
Expenses:
     Management and investment advisory fees..........................               7,326               1,006                6,016
     Distribution fees - Class A......................................               2,996                 384                2,300
     Distribution fees - Class B......................................               6,995                 819                5,448
     Distribution fees - Class C......................................               4,491                 856                4,623
     Registration fees - Class A......................................                   7                   7                    7
     Registration fees - Class B......................................                   8                   8                    8
     Registration fees - Class C......................................                   7                   7                    7
     Registration fees - Class J......................................                   7                   7                    7
     Shareholder reports - Class A....................................                  33                   5                   29
     Shareholder reports - Class B....................................                  27                   3                   23
     Shareholder reports - Class C....................................                  13                   3                   16
     Transfer and administrative fees - Class A.......................                 609                  91                  544
     Transfer and administrative fees - Class B.......................                 361                  66                  359
     Transfer and administrative fees - Class C.......................                 387                  52                  374
     Transfer and administrative fees - Class J.......................                   4                   4                    4
     Auditing and legal fees..........................................                  11                  10                   10
     Custodian fees...................................................                   1                   -                    1
     Directors' expenses..............................................                  25                   4                   21
     Registration fees*...............................................                  22                  17                   21
     Shareholder reports*.............................................                 216                  28                  218
     Transfer and administrative fees*................................                  89                  13                   80
     Other expenses...................................................                  31                   7                   26
                                                  Total Gross Expenses              23,666               3,397               20,142
     Less: Reimbursement from Manager - Class J.......................                  11                  12                   11
                                                    Total Net Expenses              23,655               3,385               20,131
                                Net Investment Income (Operating Loss)              71,214              11,042               48,956

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates............................              16,831               1,286               11,472
     Other investment companies - affiliated..........................             199,177              18,764              209,733
Change in unrealized appreciation/depreciation of:
     Investments in affiliates........................................              18,317               2,750               22,047
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             234,325              22,800              243,252
       Net Increase (Decrease) in Net Assets Resulting from Operations           $ 305,539            $ 33,842            $ 292,208


*Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.


See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2007 (unaudited)



                                                                       SAM Flexible Income     SAM Strategic
Amounts in thousands                                                        Portfolio        Growth Portfolio
----------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................            $ 19,310            $ 40,115
     Interest.........................................................                  28                  19
                                                          Total Income              19,338              40,134
Expenses:
     Management and investment advisory fees..........................               1,297               3,709
     Distribution fees - Class A......................................                 488               1,372
     Distribution fees - Class B......................................               1,503               3,248
     Distribution fees - Class C......................................                 706               3,143
     Registration fees - Class A......................................                   7                   7
     Registration fees - Class B......................................                   8                   8
     Registration fees - Class C......................................                   7                   7
     Registration fees - Class J......................................                   7                   7
     Shareholder reports - Class A....................................                   6                  23
     Shareholder reports - Class B....................................                   6                  18
     Shareholder reports - Class C....................................                   3                  13
     Transfer and administrative fees - Class A.......................                 117                 443
     Transfer and administrative fees - Class B.......................                 115                 353
     Transfer and administrative fees - Class C.......................                  49                 241
     Transfer and administrative fees - Class J.......................                   4                   4
     Auditing and legal fees..........................................                  10                  10
     Custodian fees...................................................                   1                   2
     Directors' expenses..............................................                   5                  12
     Registration fees*...............................................                  17                  23
     Shareholder reports*.............................................                  29                 155
     Transfer and administrative fees*................................                  18                  65
     Other expenses...................................................                  11                  17
                                                  Total Gross Expenses               4,414              12,880
     Less: Reimbursement from Manager - Class J.......................                  11                  11
                                                    Total Net Expenses               4,403              12,869
                                Net Investment Income (Operating Loss)              14,935              27,265

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates............................               3,485               2,669
     Other investment companies - affiliated..........................              11,585             140,253
Change in unrealized appreciation/depreciation of:
     Investments in affiliates........................................               2,441              24,634
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies              17,511             167,556
       Net Increase (Decrease) in Net Assets Resulting from Operations            $ 32,446           $ 194,821


*Amounts shown are those of the Acquired Fund. Effective January 16, 2007, these expenses are charged to the class to which they are attributable.



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 24,853           $ 24,969
Net realized gain (loss) from investment transactions and foreign currency transactions......             30,261              6,042
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             22,346             65,662
                              Net Increase (Decrease) in Net Assets Resulting from Operations             77,460             96,673

Dividends and Distributions to Shareholders
From net investment income...................................................................            (34,147)           (14,813)
From net realized gain on investments and foreign currency transactions......................             (6,044)            (4,163)
                                                            Total Dividends and Distributions            (40,191)           (18,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            337,082            406,179
Redemption fees - Class J....................................................................                  1                  1
                                                      Total increase (decrease) in net assets            374,352            483,877

Net Assets
Beginning of period..........................................................................          1,079,150            595,273
End of period (including undistributed net investment income as set forth below).............        $ 1,453,502        $ 1,079,150
Undistributed (overdistributed) net investment income (operating loss).......................            $ 7,961           $ 17,256



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature  Class A   Class C   Class J  InstitutionPreferred  Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 19,716  $ 13,108   $ 4,744   $ 8,447   $ 2,809  $ 48,025  $ 184,159  $ 41,216  $ 19,160
     Reinvested.............    1,654     1,162       216       600         -     6,325     26,202     3,051       977
     Redeemed...............   (4,593)   (3,404)   (1,592)   (1,391)       (6)   (13,242)   (2,575)   (9,739)   (7,947)
                             -------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 16,777  $ 10,866   $ 3,368   $ 7,656   $ 2,803  $ 41,108  $ 207,786  $ 34,528  $ 12,190
                             ===========================================================================================
Shares:
     Sold...................    1,487       991       356       632       210     3,612     13,817     3,097     1,447
     Reinvested.............      127        89        16        46         -       482      1,992       233        75
     Redeemed...............     (347)     (258)     (121)     (104)        -      (998)      (193)     (728)     (602)
                             -------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,267       822       251       574       210     3,096     15,616     2,602       920
                             ===========================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 29,508  $ 18,503   $ 5,290  $ 14,444       N/A  $ 88,821  $ 206,145  $ 63,776  $ 15,650
     Reinvested.............      623       499        58        81       N/A     2,951     13,337     1,054       371
     Redeemed...............   (3,629)   (6,148)     (844)   (1,139)      N/A    (20,570)   (9,706)   (10,011)  (2,885)
                             -------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 26,502  $ 12,854   $ 4,504  $ 13,386       N/A  $ 71,202  $ 209,776  $ 54,819  $ 13,136
                             ===========================================================================================
Shares:
     Sold...................    2,366     1,497       425     1,145       N/A     7,121     16,414     5,099     1,247
     Reinvested.............       51        41         5         7       N/A       243      1,094        87        31
     Redeemed...............     (293)     (496)      (68)      (91)      N/A    (1,643)      (777)     (803)     (231)
                             -------------------------------------------------------------------------------------------
Net Increase (Decrease).....    2,124     1,042       362     1,061       N/A     5,721     16,731     4,383     1,047
                             ===========================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment
     income................. $ (1,369)   $ (954)   $ (181)   $ (504)     $  -  $ (5,252) $ (22,463) $ (2,602)   $ (822)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (285)     (208)      (35)      (98)        -    (1,075)    (3,739)     (449)     (155)
                             -------------------------------------------------------------------------------------------
Total Dividends and          $ (1,654) $ (1,162)   $ (216)   $ (602)     $  -  $ (6,327) $ (26,202) $ (3,051)   $ (977)
Distributions...............
                             ===========================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (473)   $ (361)    $ (42)    $ (57)      N/A  $ (2,203) $ (10,577)   $ (814)   $ (286)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (150)     (138)      (17)      (25)      N/A      (748)    (2,760)     (240)      (85)
                             -------------------------------------------------------------------------------------------
Total Dividends and            $ (623)   $ (499)    $ (59)    $ (82)      N/A  $ (2,951) $ (13,337) $ (1,054)   $ (371)
Distributions...............
                             ===========================================================================================



See accompanying notes.




                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)


                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 46,536           $ 37,248
Net realized gain (loss) from investment transactions and foreign currency transactions......             72,353             13,137
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             56,645            151,200
                              Net Increase (Decrease) in Net Assets Resulting from Operations            175,534            201,585

Dividends and Distributions to Shareholders
From net investment income...................................................................            (59,997)           (26,132)
From net realized gain on investments and foreign currency transactions......................            (13,155)            (8,543)
                                                            Total Dividends and Distributions            (73,152)           (34,675)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            704,881            835,085
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            807,263          1,001,996

Net Assets
Beginning of period..........................................................................          1,991,575            989,579
End of period (including undistributed net investment income as set forth below).............        $ 2,798,838        $ 1,991,575
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,991           $ 19,452



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature  Class A   Class B   Class C   Class J   Institutional Preferred  Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 34,525  $ 18,068   $ 9,893  $ 14,818   $ 2,994   $ 2,083   $ 98,431  $ 404,698 $ 83,022  $ 35,432
     Reinvested.............    3,009     2,195       469       842       149         -     11,650    48,056     4,862     1,914
     Redeemed...............   (6,475)   (5,604)   (1,580)   (2,243)     (594)       (5)   (20,961)   (10,989)  (14,522)  (9,256)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 31,059  $ 14,659   $ 8,782  $ 13,417   $ 2,549   $ 2,078   $ 89,120  $ 441,765 $ 73,362  $ 28,090
                             =====================================================================================================
Shares:
     Sold...................    2,503     1,312       716     1,063       214       148      7,108    29,155     5,995     2,563
     Reinvested.............      220       161        34        61        11         -        852     3,509       356       140
     Redeemed...............     (469)     (411)     (114)     (161)      (42)        -     (1,514)     (797)   (1,035)     (677)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    2,254     1,062       636       963       183       148      6,446    31,867     5,316     2,026
                             =====================================================================================================
Year Ended October 31, 2006
Dollars:

     Sold................... $ 58,384  $ 36,988  $ 11,052  $ 19,707   $ 4,614       N/A  $ 167,043  $ 448,131 $ 90,677  $ 32,148
     Reinvested.............    1,135       981       118       118        19       N/A      5,808    24,318     1,475       700
     Redeemed...............   (6,903)   (8,053)     (566)   (1,425)     (331)      N/A    (34,320)   (5,385)   (8,854)   (2,494)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 52,616  $ 29,916  $ 10,604  $ 18,400   $ 4,302            $ 138,531  $ 467,064 $ 83,298  $ 30,354
                                                                                    N/A
                             =====================================================================================================
Shares:
     Sold...................    4,557     2,907       865     1,527       358       N/A     13,031    34,738     6,999     2,500
     Reinvested.............       92        79        10         9         2       N/A        468     1,955       119        56
     Redeemed...............     (544)     (637)      (45)     (109)      (26)      N/A     (2,671)     (421)     (696)     (192)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    4,105     2,349       830     1,427       334       N/A     10,828    36,272     6,422     2,364
                             =====================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment                                                       $
     income................. $ (2,398) $ (1,712)   $ (369)   $ (684)   $ (110)        -   $ (9,282) $ (39,882)$ (4,007) $ (1,553)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (611)     (483)     (100)     (161)      (39)        -     (2,371)   (8,174)     (855)     (361)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and          $ (3,009) $ (2,195)   $ (469)   $ (845)   $ (149) $         $ (11,653) $ (48,056)$ (4,862) $ (1,914)
Distributions...............                                                          -
                             =====================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (829)   $ (688)    $ (81)    $ (79)     $ (8)      N/A   $ (4,183) $ (18,644)$ (1,108)   $ (512)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (305)     (293)      (37)      (39)      (11)      N/A     (1,628)   (5,674)     (368)     (188)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,134)   $ (981)   $ (118)   $ (118)    $ (19)      N/A   $ (5,811) $ (24,318)$ (1,476)   $ (700)
Distributions...............
                             =====================================================================================================




See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                           Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2030 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 38,032           $ 26,673
Net realized gain (loss) from investment transactions and foreign currency transactions......             67,214             12,531
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             56,364            135,962
                              Net Increase (Decrease) in Net Assets Resulting from Operations            161,610            175,166

Dividends and Distributions to Shareholders
From net investment income...................................................................            (45,795)           (20,908)
From net realized gain on investments and foreign currency transactions......................            (12,543)            (8,185)
                                                            Total Dividends and Distributions            (58,338)           (29,093)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            603,866            705,172
                                                      Total increase (decrease) in net assets            707,138            851,245

Net Assets
Beginning of period..........................................................................          1,649,750            798,505
End of period (including undistributed net investment income as set forth below).............        $ 2,356,888        $ 1,649,750
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,398           $ 10,161



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature  Class A   Class B   Class C   Class J   InstitutioPreferred  Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 31,182  $ 18,555   $ 7,781  $ 11,459   $ 2,642   $ 2,342   $ 76,777  $ 353,001 $ 62,069  $ 24,911
     Reinvested.............    2,564     1,784       340       603       103         -      8,995    38,118     3,890     1,931
     Redeemed...............   (4,092)   (2,996)     (905)   (1,208)     (362)      (12)   (19,063)     (525)   (8,880)   (7,138)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 29,654  $ 17,343   $ 7,216  $ 10,854   $ 2,383   $ 2,330   $ 66,709  $ 390,594 $ 57,079  $ 19,704
                             =====================================================================================================
Shares:
     Sold...................    2,260     1,354       564       825       189       169      5,558    25,531     4,490     1,770
     Reinvested.............      188       131        25        44         8         -        659     2,791       285       139
     Redeemed...............     (297)     (219)      (66)      (86)      (26)       (1)    (1,381)      (37)     (627)     (514)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    2,151     1,266       523       783       171       168      4,836    28,285     4,148     1,395
                             =====================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 46,884  $ 28,701  $ 10,260  $ 14,543   $ 3,359       N/A  $ 131,354  $ 382,725 $ 77,539  $ 32,711
     Reinvested.............      962       862        51        82        15       N/A      4,901    20,117     1,205       896
     Redeemed...............   (3,271)   (5,292)     (859)     (894)     (295)      N/A    (27,800)   (4,022)   (5,632)   (3,930)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 44,575  $ 24,271   $ 9,452  $ 13,731   $ 3,079       N/A  $ 108,455  $ 398,820 $ 73,112  $ 29,677
                             =====================================================================================================
Shares:
     Sold...................    3,699     2,261       801     1,134       263       N/A     10,334    30,005     6,006     2,540
     Reinvested.............       78        70         4         7         1       N/A        399     1,637        98        71
     Redeemed...............     (258)     (422)      (68)      (70)      (23)      N/A     (2,182)     (316)     (446)     (301)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    3,519     1,909       737     1,071       241       N/A      8,551    31,326     5,658     2,310
                             =====================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment                                                       $
     income................. $ (1,949) $ (1,317)   $ (248)   $ (469)    $ (70)        -   $ (6,777) $ (30,412)$ (3,064) $ (1,489)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (615)     (467)      (92)     (142)      (33)        -     (2,220)   (7,706)     (826)     (442)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and          $ (2,564) $ (1,784)   $ (340)   $ (611)   $ (103) $          $ (8,997) $ (38,118)$ (3,890) $ (1,931)
Distributions...............                                                          -
                             =====================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (664)   $ (565)    $ (34)    $ (51)     $ (5)      N/A   $ (3,307) $ (14,802)  $ (855)   $ (625)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (298)     (297)      (17)      (31)      (10)      N/A     (1,596)   (5,315)     (350)     (271)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and            $ (962)   $ (862)    $ (51)    $ (82)    $ (15)      N/A   $ (4,903) $ (20,117)$ (1,205)   $ (896)
Distributions...............
                             =====================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 17,597           $ 10,340
Net realized gain (loss) from investment transactions and foreign currency transactions......             32,343              5,625
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             32,140             62,385
                              Net Increase (Decrease) in Net Assets Resulting from Operations             82,080             78,350

Dividends and Distributions to Shareholders
From net investment income...................................................................            (20,326)            (8,272)
From net realized gain on investments and foreign currency transactions......................             (5,628)            (3,172)
                                                            Total Dividends and Distributions            (25,954)           (11,444)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            338,191            349,356
Redemption fees - Class J....................................................................                  -                  1
                                                      Total increase (decrease) in net assets            394,317            416,263

Net Assets
Beginning of period..........................................................................            756,099            339,836
End of period (including undistributed net investment income as set forth below).............        $ 1,150,416          $ 756,099
Undistributed (overdistributed) net investment income (operating loss).......................              $ 359            $ 3,087



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature  Class A   Class B   Class C   Class J   InstitutioPreferred  Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold................... $ 18,123   $ 8,027   $ 4,100   $ 7,813   $ 1,456   $ 1,169   $ 33,074  $ 215,495 $ 30,085  $ 13,965
     Reinvested.............    1,115       720       155       340        70         -      3,240    18,165     1,629       517
     Redeemed...............   (1,928)   (1,435)     (421)     (651)     (303)        -     (9,225)     (189)   (4,299)   (2,616)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 17,310   $ 7,312   $ 3,834   $ 7,502   $ 1,223   $ 1,169   $ 27,089  $ 233,471 $ 27,415  $ 11,866
                             =====================================================================================================
Shares:
     Sold...................    1,293       574       293       558       105        83      2,354    15,311     2,135       992
     Reinvested.............       81        52        11        25         5         -        234     1,306       117        37
     Redeemed...............     (138)     (103)      (30)      (47)      (22)        -       (657)      (14)     (295)     (189)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,236       523       274       536        88        83      1,931    16,603     1,957       840
                             =====================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold................... $ 19,788  $ 14,241   $ 4,700   $ 7,896   $ 2,408       N/A   $ 59,246  $ 208,007 $ 34,926   $ 8,767
     Reinvested.............      470       294        21        68        29       N/A      1,376     8,636       375       173
     Redeemed...............   (1,745)   (1,677)     (255)     (691)     (173)      N/A    (10,976)   (2,983)   (2,775)     (790)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 18,513  $ 12,858   $ 4,466   $ 7,273   $ 2,264       N/A   $ 49,646  $ 213,660 $ 32,526   $ 8,150
                             =====================================================================================================
Shares:
     Sold...................    1,544     1,103       365       615       188       N/A      4,600    16,050     2,654       676
     Reinvested.............       38        24         2         5         2       N/A        111       693        30        14
     Redeemed...............     (137)     (133)      (20)      (54)      (13)      N/A       (852)     (232)     (216)      (61)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1,445       994       347       566       177       N/A      3,859    16,511     2,468       629
                             =====================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment                                                       $
     income.................   $ (841)   $ (525)   $ (113)   $ (266)    $ (47)        -   $ (2,409) $ (14,452)$ (1,275)   $ (398)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (274)     (195)      (42)      (77)      (23)        -       (831)   (3,713)     (354)     (119)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and          $ (1,115)   $ (720)   $ (155)   $ (343)    $ (70) $          $ (3,240) $ (18,165)$ (1,629)   $ (517)
Distributions...............                                                          -
                             =====================================================================================================
Year Ended October 31, 2006
     From net investment
     income.................   $ (321)   $ (190)    $ (14)    $ (51)    $ (22)      N/A     $ (895) $ (6,392)   $ (266)   $ (121)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (150)     (104)       (7)      (17)       (7)      N/A       (482)   (2,244)     (109)      (52)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and            $ (471)   $ (294)    $ (21)    $ (68)    $ (29)      N/A   $ (1,377) $ (8,636)   $ (375)   $ (173)
Distributions...............
                             =====================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                            Principal
                                                                                                             LifeTime
Amounts in thousands                                                                                        2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 8,348            $ 4,475
Net realized gain (loss) from investment transactions and foreign currency transactions......             16,349              2,932
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             12,261             29,406
                              Net Increase (Decrease) in Net Assets Resulting from Operations             36,958             36,813

Dividends and Distributions to Shareholders
From net investment income...................................................................             (8,710)            (4,003)
From net realized gain on investments and foreign currency transactions......................             (2,938)            (1,506)
                                                            Total Dividends and Distributions            (11,648)            (5,509)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            124,133            154,396
                                                      Total increase (decrease) in net assets            149,443            185,700

Net Assets
Beginning of period..........................................................................            342,443            156,743
End of period (including undistributed net investment income as set forth below).............          $ 491,886          $ 342,443
Undistributed (overdistributed) net investment income (operating loss).......................              $ 272              $ 634



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature  Class A   Class B   Class C   Class J   InstitutioPreferred  Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 8,899   $ 3,269   $ 1,614   $ 4,929   $ 1,130     $ 756    $ 7,680  $ 78,820  $ 10,602   $ 4,731
     Reinvested.............      423       337        49       180        11         -        630     9,336       439       243
     Redeemed...............   (1,707)     (606)     (456)     (395)      (50)      (27)    (2,160)   (1,777)   (1,976)     (791)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,615   $ 3,000   $ 1,207   $ 4,714   $ 1,091     $ 729    $ 6,150  $ 86,379   $ 9,065   $ 4,183
                             =====================================================================================================
Shares:
     Sold...................      656       240       118       358        82        54        569     5,759       778       344
     Reinvested.............       31        25         4        13         1         -         47       691        33        18
     Redeemed...............     (125)      (46)      (34)      (29)       (4)       (2)      (160)     (131)     (142)      (58)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      562       219        88       342        79        52        456     6,319       669       304
                             =====================================================================================================
Year Ended October 31, 2006
Dollars:
     Sold...................  $ 8,102   $ 6,412   $ 1,495   $ 5,236     $ 447       N/A   $ 13,353  $ 114,104  $ 9,916   $ 6,005
     Reinvested.............      135       170         5        20         -       N/A        235     4,757       127        59
     Redeemed...............   (1,134)   (1,176)      (68)     (520)      (16)      N/A     (2,783)   (8,198)   (1,742)     (545)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 7,103   $ 5,406   $ 1,432   $ 4,736     $ 431       N/A   $ 10,805  $ 110,663  $ 8,301   $ 5,519
                             =====================================================================================================
Shares:
     Sold...................      651       513       119       417        35       N/A      1,080     9,089       781       484
     Reinvested.............       11        14         -         2         -       N/A         20       395        11         5
     Redeemed...............      (91)      (96)       (5)      (42)       (1)      N/A       (226)     (665)     (141)      (44)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      571       431       114       377        34       N/A        874     8,819       651       445
                             =====================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment                                                       $
     income.................   $ (302)   $ (229)    $ (33)   $ (130)     $ (7)        -     $ (437) $ (7,072)   $ (324)   $ (176)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (121)     (108)      (16)      (50)       (4)        -       (193)   (2,264)     (115)      (67)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and            $ (423)   $ (337)    $ (49)   $ (180)    $ (11) $            $ (630) $ (9,336)   $ (439)   $ (243)
Distributions...............                                                          -
                             =====================================================================================================
Year Ended October 31, 2006
     From net investment                                             $
     income.................    $ (92)   $ (111)     $ (3)    $ (12)        -       N/A     $ (144) $ (3,510)    $ (89)    $ (42)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (43)      (59)       (2)       (9)        -       N/A        (91)   (1,247)      (38)      (17)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and            $ (135)   $ (170)     $ (5)    $ (21) $              N/A     $ (235) $ (4,757)   $ (127)    $ (59)
Distributions...............                                                -
                             =====================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)
                                                                                                            Principal
                                                                                                        LifeTime Strategic
Amounts in thousands                                                                                       Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................            $ 9,971           $ 12,420
Net realized gain (loss) from investment transactions and foreign currency transactions......              7,460              1,848
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              1,119             17,242
                              Net Increase (Decrease) in Net Assets Resulting from Operations             18,550             31,510

Dividends and Distributions to Shareholders
From net investment income...................................................................            (14,191)            (7,502)
From net realized gain on investments and foreign currency transactions......................             (1,849)            (2,853)
                                                            Total Dividends and Distributions            (16,040)           (10,355)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            118,938            111,269
                                                      Total increase (decrease) in net assets            121,448            132,424

Net Assets
Beginning of period..........................................................................            404,411            271,987
End of period (including undistributed net investment income as set forth below).............          $ 525,859          $ 404,411
Undistributed (overdistributed) net investment income (operating loss).......................            $ 5,405            $ 9,625



                             Advisors  Advisors  Advisors
                             Preferred  Select   Signature  Class A   Class B   Class C   Class J   InstitutioPreferred  Select
Capital Share Transactions:
Period Ended April 30, 2007
Dollars:
     Sold...................  $ 6,390   $ 4,779   $ 4,301   $ 3,604     $ 528   $ 1,413   $ 14,359  $ 77,197  $ 31,459   $ 8,026
     Reinvested.............      694       707       105       255         4         -      2,874    10,371       820       188
     Redeemed...............   (6,707)     (957)   (3,023)     (474)      (19)      (60)    (7,387)   (12,978)  (15,152)  (2,379)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $ 377   $ 4,529   $ 1,383   $ 3,385     $ 513   $ 1,353    $ 9,846  $ 74,590  $ 17,127   $ 5,835
                             =====================================================================================================
Shares:
     Sold...................      509       381       341       283        42       112      1,142     6,141     2,506       642
     Reinvested.............       56        57         8        20         -         -        232       832        66        15
     Redeemed...............     (534)      (77)     (237)      (37)       (1)       (5)      (588)   (1,028)   (1,216)     (190)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....       31       361       112       266        41       107        786     5,945     1,356       467
                             =====================================================================================================
Year Ended October 31, 2006
Dollars:

     Sold................... $ 20,828  $ 42,395   $ 2,669   $ 4,975     $ 134       N/A   $ 31,097  $ 78,951  $ 27,322   $ 4,588
     Reinvested.............      411       267        31        49         -       N/A      1,989     7,102       411        82
     Redeemed...............   (14,537)  (30,964)    (542)     (543)      (24)      N/A    (13,797)   (31,143)  (18,203)  (2,279)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 6,702  $ 11,698   $ 2,158   $ 4,481     $ 110       N/A   $ 19,289  $ 54,910   $ 9,530   $ 2,391
                             =====================================================================================================
Shares:
     Sold...................    1,729     3,533       220       408        11       N/A      2,579     6,483     2,267       378
     Reinvested.............       35        22         3         4         -       N/A        168       596        35         7
     Redeemed...............   (1,210)   (2,593)      (45)      (44)       (2)      N/A     (1,142)   (2,547)   (1,514)     (188)
                             -----------------------------------------------------------------------------------------------------
Net Increase (Decrease).....      554       962       178       368         9       N/A      1,605     4,532       788       197
                             =====================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment                                                       $
     income.................   $ (606)   $ (611)    $ (80)   $ (237)     $ (3)        -   $ (2,512) $ (9,247)   $ (727)   $ (168)
     From net realized gain
     on investments and
     foreign currency
     transactions...........      (88)      (96)      (25)      (33)       (1)        -       (369)   (1,124)      (93)      (20)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and            $ (694)   $ (707)   $ (105)   $ (270)     $ (4) $          $ (2,881) $ (10,371)  $ (820)   $ (188)
Distributions...............                                                          -
                             =====================================================================================================
Year Ended October 31, 2006
     From net investment                                             $
     income.................   $ (249)   $ (180)    $ (21)    $ (39)        -       N/A   $ (1,383) $ (5,275)   $ (296)    $ (59)
     From net realized gain
     on investments and
     foreign currency
     transactions...........     (162)      (86)      (10)      (19)        -       N/A       (610)   (1,827)     (115)      (24)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and            $ (411)   $ (266)    $ (31)    $ (58) $              N/A   $ (1,993) $ (7,102)   $ (411)    $ (83)
Distributions...............                                                -
                             =====================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Amounts in thousands                                                                                  SAM Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 71,214           $ 74,270
Net realized gain (loss) from investment transactions and foreign currency transactions......            216,008             52,273
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             18,317            335,824
                              Net Increase (Decrease) in Net Assets Resulting from Operations            305,539            462,367

Dividends and Distributions to Shareholders
From net investment income...................................................................            (53,385)           (78,812)
From net realized gain on investments and foreign currency transactions......................            (24,656)                 -
                                                            Total Dividends and Distributions            (78,041)           (78,812)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (123,276)            24,163
                                                      Total increase (decrease) in net assets            104,222            407,718

Net Assets
Beginning of period..........................................................................          4,687,556          4,279,838
End of period (including undistributed net investment income as set forth below).............        $ 4,791,778        $ 4,687,556
Undistributed (overdistributed) net investment income (operating loss).......................           $ 21,444            $ 3,615



                          Advisors AdvisorsAdvisors
                          PreferredSelect  Signature Class A   Class B   Class C  Class J InstitutioPreferred   R1     R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold................... $ 10    $ 10     $ 10  $ 198,172 $ 44,734  $ 76,441   $ 374      $ 12       $ 10    N/A    N/A    $ 10
     Reinvested.............    -       -        -    40,401    18,770    12,106       1         -          -    N/A    N/A       -
     Redeemed...............    -       -        -    (286,153  (139,928  (88,256)     -         -          -    N/A    N/A       -
                          ----------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $ 10    $ 10     $ 10  $ (47,580)$ (76,424)   $ 291   $ 375      $ 12       $ 10    N/A    N/A    $ 10
                          ==========================================================================================================
Shares:
     Sold...................    1       1        1    13,338     3,021     5,199      25         1          1    N/A    N/A       1
     Reinvested.............    -       -        -     2,736     1,274       826       -         -          -    N/A    N/A       -
     Redeemed...............    -       -        -    (19,297)  (9,447)   (5,996)      -         -          -    N/A    N/A       -
                          ----------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    1       1        1    (3,223)   (5,152)       29      25         1          1    N/A    N/A       1
                          ==========================================================================================================
Year Ended October 31, 2006 Dollars:
     Sold...................  N/A     N/A      N/A  $ 522,607 $ 116,766 $ 225,375    N/A       N/A        N/A    370     83     N/A
     Reinvested.............  N/A     N/A      N/A    44,010    18,045    10,504     N/A       N/A        N/A     2       -     N/A
     Redeemed...............  N/A     N/A      N/A    (495,769  (261,282  (156,093)  N/A       N/A        N/A    (372)  (83)    N/A
                          ----------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  N/A     N/A      N/A   $ 70,848 $ (126,471$ 79,786     N/A       N/A        N/A     -       -     N/A
                          ==========================================================================================================
Shares:
     Sold...................  N/A     N/A      N/A    37,645     8,430    16,369     N/A       N/A        N/A    26       6     N/A
     Reinvested.............  N/A     N/A      N/A     3,182     1,311       767     N/A       N/A        N/A     -       -     N/A
     Redeemed...............  N/A     N/A      N/A    (35,748)  (18,879)  (11,334)   N/A       N/A        N/A    (26)   (6)     N/A
                          ----------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  N/A     N/A      N/A      5,079   (9,138)    5,802     N/A       N/A        N/A     -       -     N/A
                          ==========================================================================================================

Distributions:
Period Ended April 30, 2007
     From net investment      $ -
     income.................          $ -      $ -  $ (31,696)$ (13,140)$ (8,548)   $ (1)      $ -        $ -    N/A    N/A     $ -
     From net realized           -
     gain on investments
     and foreign
     currency
     transactions...........            -        -   (12,543)   (7,405)   (4,708)      -          -          -   N/A    N/A       -
                          ----------------------------------------------------------------------------------------------------------
Total Dividends and           $ -     $ -      $ -  $ (44,239)$ (20,545)$ (13,256)  $ (1)      $ -        $ -    N/A    N/A     $ -
Distributions...............
                          ==========================================================================================================
Year Ended October 31,
2006
     From net investment      N/A
     income.................         N/A       N/A   (48,045)  (19,331)  (11,433)     N/A      N/A        N/A    (2)     (1)    N/A
                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------
Total Dividends and           N/A     N/A      N/A  $ (48,045)$ (19,331)$ (11,433)    N/A      N/A        N/A  $ (2)   $ (1)    N/A
Distributions...............
                          ==========================================================================================================
                          ==========================================================================================================


See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Amounts in thousands                                                                           SAM Conservative Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 11,042           $ 16,003
Net realized gain (loss) from investment transactions and foreign currency transactions......             20,050              3,928
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              2,750             34,661
                              Net Increase (Decrease) in Net Assets Resulting from Operations             33,842             54,592

Dividends and Distributions to Shareholders
From net investment income...................................................................             (9,431)           (16,242)
From net realized gain on investments and foreign currency transactions......................             (4,480)              (960)
                                                            Total Dividends and Distributions            (13,911)           (17,202)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (15,102)            (3,671)
                                                      Total increase (decrease) in net assets              4,829             33,719

Net Assets
Beginning of period..........................................................................            647,592            613,873
End of period (including undistributed net investment income as set forth below).............          $ 652,421          $ 647,592
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,700            $ 1,089



                           Advisors AdvisorsAdvisors
                           PreferredSelect  SignatureClass A   Class B  Class C  Class J InstitutionPreferred  R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................  $ 10    $ 10     $ 10  $ 26,254  $ 6,611  $ 16,383   $ 87       $ 55     $ 10     N/A     N/A    $ 10
     Reinvested.............     -       -        -    6,476     2,840    3,022       -          -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (40,200  (16,802)  (19,878)    -          -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 10    $ 10     $ 10  $ (7,470)$ (7,351)  $ (473)   $ 87       $ 55     $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................     1       1        1    2,328       588    1,463       8          5        1     N/A     N/A       1
     Reinvested.............     -       -        -      577       253      271       -          -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (3,559)  (1,492)   (1,773)     -          -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     1       1        1     (654)     (651)     (39)      8          5        1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................   N/A     N/A      N/A  $ 87,710 $ 21,449  $ 44,537    N/A        N/A      N/A       2     103     N/A
     Reinvested.............   N/A     N/A      N/A    8,406     3,612    3,608     N/A        N/A      N/A       -       1     N/A
     Redeemed...............   N/A     N/A      N/A    (95,834  (37,991)  (39,168)  N/A        N/A      N/A     (2)    (104)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A     $ 282 $ (12,930)$ 8,977     N/A        N/A      N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................   N/A     N/A      N/A    8,160     2,015    4,168     N/A        N/A      N/A       -      10     N/A
     Reinvested.............   N/A     N/A      N/A      783       337      338     N/A        N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A    (8,907)  (3,552)   (3,658)   N/A        N/A      N/A       -    (10)     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A        36   (1,200)     848     N/A        N/A      N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $ -
     income.................           $ -      $ -  $ (5,133)$ (2,086) $ (2,212)   $ -        $ -      $ -     N/A     N/A     $ -
     From net realized           -
     gain on investments
     and foreign currency
     transactions...........             -        -   (2,143)   (1,148)  (1,189)      -          -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            $ -     $ -      $ -  $ (7,276)$ (3,234) $ (3,401)   $ -        $ -      $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment       N/A
     income.................          N/A       N/A  $ (8,934)$ (3,662) $ (3,645)    N/A       N/A      N/A     $ -    $ (1)    N/A
     From net realized         N/A
     gain on investments
     and foreign currency
     transactions...........           N/A      N/A     (454)     (263)    (243)    N/A        N/A      N/A       -       -     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            N/A     N/A      N/A  $ (9,388)$ (3,925) $ (3,888)    N/A       N/A      N/A      $ -   $ (1)    N/A
Distributions...............
                           =========================================================================================================
                           =========================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Amounts in thousands                                                                            SAM Conservative Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 48,956           $ 27,919
Net realized gain (loss) from investment transactions and foreign currency transactions......            221,205             54,672
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             22,047            343,872
                              Net Increase (Decrease) in Net Assets Resulting from Operations            292,208            426,463

Dividends and Distributions to Shareholders
From net investment income...................................................................            (34,083)           (30,010)
                                                            Total Dividends and Distributions            (34,083)           (30,010)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................           (139,849)            77,544
                                                      Total increase (decrease) in net assets            118,276            473,997

Net Assets
Beginning of period..........................................................................          3,822,791          3,348,794
End of period (including undistributed net investment income as set forth below).............        $ 3,941,067        $ 3,822,791
Undistributed (overdistributed) net investment income (operating loss).......................           $ 19,405            $ 4,532



                           Advisors AdvisorsAdvisors
                           PreferredSelect  SignatureClass A   Class B   Class C  Class J InstitutionPreferred R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................  $ 10    $ 10     $ 10  $ 130,785$ 32,420  $ 72,579   $ 618      $ 262    $ 10     N/A     N/A    $ 10
     Reinvested.............     -       -        -    21,503    5,309     5,114       -          -       -     N/A     N/A       -
     Redeemed...............     -       -        -  (200,611)(113,750)  (94,128)     -          -       -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 10    $ 10     $ 10  $ (48,323$ (76,021)$ (16,435) $ 618      $ 262    $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................     1       1        1    7,698     1,977     4,457      37         15       1     N/A     N/A       1
     Reinvested.............     -       -        -    1,282       326       317       -          -       -     N/A     N/A       -
     Redeemed...............     -       -        -    (11,834  (6,918)   (5,785)      -          -       -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     1       1        1    (2,854)  (4,615)   (1,011)     37         15       1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................   N/A     N/A      N/A  $ 366,364$ 93,804  $ 228,099    N/A        N/A     N/A     374     335     N/A
     Reinvested.............   N/A     N/A      N/A    14,092    8,512     5,943     N/A        N/A     N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A  (312,177)(183,952) (143,141)    N/A        N/A     N/A    (374)   (335)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A  $ 68,279 $ (81,636)$ 90,901     N/A        N/A     N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................   N/A     N/A      N/A    23,610    6,249    15,289     N/A        N/A     N/A      24      22     N/A
     Reinvested.............   N/A     N/A      N/A      927       576       406     N/A        N/A     N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A    (20,066  (12,223)  (9,570)    N/A        N/A     N/A    (24)    (22)     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A     4,471   (5,398)    6,125     N/A        N/A     N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $ -
     income.................           $ -      $ -  $ (22,880)$(5,623) $ (5,580)    $ -        $ -     $ -     N/A     N/A     $ -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            $ -     $ -      $ -  $ (22,880)$(5,623) $ (5,580)    $ -        $ -     $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment       N/A
     income.................          N/A       N/A  $ (14,884)$(8,753) $ (6,373)     N/A       N/A     N/A     $ -      $ -    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            N/A     N/A      N/A  $ (14,884)$(8,753) $ (6,373)     N/A       N/A     N/A      $ -     $ -    N/A
Distributions...............
                           =========================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



Amounts in thousands                                                                              SAM Flexible Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 14,935           $ 29,739
Net realized gain (loss) from investment transactions and foreign currency transactions......             15,070              1,823
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................              2,441             29,771
                              Net Increase (Decrease) in Net Assets Resulting from Operations             32,446             61,333

Dividends and Distributions to Shareholders
From net investment income...................................................................            (14,585)           (30,337)
From net realized gain on investments and foreign currency transactions......................             (2,757)            (2,618)
                                                            Total Dividends and Distributions            (17,342)           (32,955)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (61,846)          (150,601)
                                                      Total increase (decrease) in net assets            (46,742)          (122,223)

Net Assets
Beginning of period..........................................................................            867,314            989,537
End of period (including undistributed net investment income as set forth below).............          $ 820,572          $ 867,314
Undistributed (overdistributed) net investment income (operating loss).......................            $ 2,533            $ 2,179



                           Advisors AdvisorsAdvisors
                           PreferredSelect  Signature Class A  Class B   Class C  Class J InstitutioPreferred  R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................  $ 10    $ 10     $ 10  $ 37,843  $ 7,979  $ 11,997    $ 18      $ 12     $ 10     N/A     N/A    $ 10
     Reinvested.............     -       -        -     7,766    4,905     2,365       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -   (62,083) (48,486) (24,206)     (6)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 10    $ 10     $ 10  $ (16,474)$(35,602)$ (9,844)   $ 12      $ 12     $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................     1       1        1     3,245      685     1,038       2         1        1     N/A     N/A       1
     Reinvested.............     -       -        -       670      423       205       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (5,331)   (4,163)  (2,091)     (1)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     1       1        1    (1,416)   (3,055)    (848)      1         1        1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................   N/A     N/A      N/A  $ 111,970 $ 25,913 $ 43,206     N/A       N/A      N/A      44       5     N/A
     Reinvested.............   N/A     N/A      N/A    14,517    9,517     4,339     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A  (180,901) (113,039) (66,123)   N/A       N/A      N/A    (44)      (5)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A  $ (54,414)$(77,609)$ (18,578)   N/A       N/A      N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................   N/A     N/A      N/A     9,890    2,295     3,848     N/A       N/A      N/A       4       -     N/A
     Reinvested.............   N/A     N/A      N/A     1,288      845       387     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A    (16,000) (10,009)  (5,883)    N/A       N/A      N/A      (4)      -     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A    (4,822)   (6,869)  (1,648)    N/A       N/A      N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $ -
     income.................           $ -      $-   $ (7,671) $ (4,683)$ (2,231)    $ -       $ -      $ -     N/A     N/A     $ -
     From net realized           -
     gain on investments
     and foreign currency
     transactions...........             -        -    (1,285)  (1,004)     (468)      -         -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            $ -     $ -      $ -  $ (8,956) $ (5,687)$ (2,699)    $ -       $ -      $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment       N/A
     income.................          N/A       N/A  $ (15,695)$(10,067)$(4,575)     N/A      N/A      N/A     $ -      $ -    N/A
     From net realized         N/A
     gain on investments
     and foreign currency
     transactions...........           N/A      N/A    (1,189)  (1,004)     (425)    N/A       N/A      N/A       -       -     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            N/A     N/A      N/A  $ (16,884)$(11,071) $(5,000)    N/A       N/A      N/A    $ -     $ -    N/A
Distributions...............
                           =========================================================================================================
                           =========================================================================================================



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Amounts in thousands                                                                              SAM Strategic Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2007     October 31, 2006
Operations
Net investment income (operating loss).......................................................           $ 27,265            $ 7,065
Net realized gain (loss) from investment transactions and foreign currency transactions......            142,922             38,805
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................             24,634            228,199
                              Net Increase (Decrease) in Net Assets Resulting from Operations            194,821            274,069

Dividends and Distributions to Shareholders
From net investment income...................................................................            (19,484)           (10,281)
                                                            Total Dividends and Distributions            (19,484)           (10,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................            (62,035)            98,896
                                                      Total increase (decrease) in net assets            113,302            362,864

Net Assets
Beginning of period..........................................................................          2,338,540          1,975,856
End of period (including undistributed net investment income as set forth below).............        $ 2,451,842        $ 2,338,540
Undistributed (overdistributed) net investment income (operating loss).......................            $ 9,205            $ 1,424



                           Advisors AdvisorsAdvisors
                           PreferredSelect  SignatureClass A   Class B   Class C  Class J InstitutioPreferred  R1      R2    Select
Capital Share
Transactions:
Period Ended April 30, 2007 Dollars:
     Sold...................  $ 10    $ 10     $ 10  $ 96,001 $ 24,635  $ 44,712   $ 592      $ 22     $ 10     N/A     N/A    $ 10
     Reinvested.............     -       -        -    12,022    3,320     2,830       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -  (120,597) (69,762)  (55,847)   (13)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  $ 10    $ 10     $ 10  $(12,574)$ (41,807)$ (8,305)  $ 579      $ 22     $ 10     N/A     N/A    $ 10
                           =========================================================================================================
Shares:
     Sold...................     1       1        1    5,077     1,357     2,484      32         1        1     N/A     N/A       1
     Reinvested.............     -       -        -      647       188       159       -         -        -     N/A     N/A       -
     Redeemed...............     -       -        -    (6,408)  (3,883)   (3,116)     (1)        -        -     N/A     N/A       -
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     1       1        1     (684)   (2,338)     (473)     31         1        1     N/A     N/A       1
                           =========================================================================================================
Year Ended October 31,
2006
Dollars:
                                                                                                             $       $
     Sold...................   N/A     N/A      N/A  $ 244,967$ 72,573  $ 150,851    N/A       N/A      N/A     333     117     N/A
     Reinvested.............   N/A     N/A      N/A    4,861     3,047     1,893     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A  (183,814)(112,717)   (82,765)   N/A       N/A      N/A    (333)   (117)    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A  $ 66,014 $ (37,097)$ 69,979     N/A       N/A      N/A  $       $          N/A
                                                                                                                  -       -
                           =========================================================================================================
                           =========================================================================================================
Shares:
     Sold...................   N/A     N/A      N/A    14,356    4,465     9,270     N/A       N/A      N/A      21       7     N/A
     Reinvested.............   N/A     N/A      N/A      291       191       119     N/A       N/A      N/A       -       -     N/A
     Redeemed...............   N/A     N/A      N/A   (10,747)  (6,931)   (5,068)    N/A       N/A      N/A     (21)    (7)     N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   N/A     N/A      N/A     3,900   (2,275)    4,321     N/A       N/A      N/A       -       -     N/A
                           =========================================================================================================
                           =========================================================================================================
Distributions:
Period Ended April 30, 2007
     From net investment       $ -
     income.................           $ -      $ -  $(12,863)$ (3,534) $ (3,087)    $ -       $ -      $ -     N/A     N/A     $ -
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            $ -     $ -      $ -  $(12,863)$ (3,534) $ (3,087)    $ -       $ -      $ -     N/A     N/A     $ -
Distributions...............
                           =========================================================================================================
Year Ended October 31,
2006
     From net investment       N/A
     income.................          N/A       N/A  $ (5,113)$ (3,135) $ (2,033)     N/A      N/A      N/A     $ -      $ -    N/A
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------
Total Dividends and            N/A     N/A      N/A  $ (5,113)$ (3,135) $ (2,033)     N/A      N/A      N/A      $ -     $ -    N/A
Distributions...............
                           =========================================================================================================
                           =========================================================================================================


                          NOTES TO FINANCIAL STATEMENTS

                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2007 (unaudited)

1.  Organization

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2007, the Fund consists of 67 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares is provided separately.

Effective March 15, 2006, the initial purchases of $32,744 and $10,000 of Class B shares of Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund, respectively, were made by Principal Life Insurance Company.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation (the "Manager") acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the "Transaction"). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc., respectively.

Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds"), respectively, were made by Principal Life Insurance Company.

Effective January 12, 2007, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Strategic Asset Management Portfolios, LLC (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. In each Reorganization, the Acquired Fund is the survivor for accounting and performance reporting purposes. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated realized losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

                                                                                                                           Net
                                                                                                        Net       Net    Assets of
                                                                Accumulated                            Assets   Assets   Acquiring
                                                                    Net      Accumulated                 of       of        Fund
                                Conversion ConversionConversion  Investment    Realized   Unrealized  Acquired Acquiring following
Acquired          Acquiring       Ratio      Ratio     Ratio       Income       Gains     Appreciation  Fund     Fund    acquisition
Fund              Fund           Class A    Class B   Class C      (000s)       (000s)      (000s)     (000s)   (000s)     (000s)
----              ----           -------    -------   -------      ------       ------      ------     ------   ------     ------
                  SAM Balanced
Balanced          Portfolio
Portfolio                            1.0        1.0       1.0       $19,523      $165,685    $690,642   $4,754,130  $--   $4,754,130

Conservative      SAM
Balanced          Conservative
Portfolio         Balanced
                  Portfolio          1.0        1.0       1.0          2,123      15,101      63,214    649,021      --      649,021

Conservative      SAM
Growth Portfolio  Conservative
                  Growth
                  Portfolio          1.0        1.0       1.0         18,484     185,608      691,794   3,925,790    --    3,925,790

Flexible Income   SAM Flexible
Portfolio         Income
                  Portfolio          1.0        1.0       1.0          1,409      4,806       68,863    844,683      --      844,683

Strategic Growth  SAM Strategic
Portfolio         Growth
                  Portfolio          1.0        1.0       1.0         12,204     116,619      424,530   2,419,549    --    2,419,549

Effective October 1, 2006, (i) the rule 12b-1 plan applicable to Class R-1 and Class R-2 shares of each of the Acquired Funds was amended to reduce the amounts payable for distribution thereunder to the annual rate of 0.25% of the net assets attributable to such shares, (ii) the plan recordkeeping/administrative services agreement applicable to such shares was replaced with a transfer agency agreement identical to the transfer agency agreement applicable to Class A shares, (iii) the number of Class R-1 and Class R-2 shares was increased or decreased proportionately so that the net asset value of each Class R-1 and Class R-2 shares was equal to the net asset value of each Class A share of the Acquired Funds, and (iv) since the economic attributes of Class R-1 and Class R-2 shares would thereafter be identical to those of Class A shares of such Fund, they were re-designated as Class A shares of the Acquired Funds.
1.  Organization (continued)

Effective January 12, 2007, the initial purchases of $10,000 of Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select Classes of shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio(collectively, the "SAM Portfolios"), respectively, were made by Principal Life Insurance Company.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3.  Operating Policies

Indemnification. Under the Fund's by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2007, the Funds had no outstanding borrowings under the line of credit.

4.  Management Agreement and Transactions with Affiliates


Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). The annual rate paid by Principal LifeTime Funds is 0.1225%, computed at an annual percentage rate of each of the Principal LifeTime Funds' average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets ("aggregate net assets") of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.40% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets and 0.25% of aggregate net assets over $5 billion. Prior to the Transaction, the SAM Portfolios paid investment advisory and management fees to WM Advisors, Inc.

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service class are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Prior to the Transaction, Class A, Class B, and Class J shares of the Principal LifeTime Funds reimbursed the Manager for transfer and administrative services. Prior to the Transaction, Class A, Class, B, and Class C shares of the SAM Portfolios paid a fee to WM Shareholder Services, Inc. for transfer agent services. On January 1, 2007, Class A, Class B, Class C, and Class J shares of the Funds began reimbursing Principal Shareholder Services, Inc. (the "Transfer Agent") (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A, Class B, Class C, and Class J shares of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A, Class B, Class C, and Class J shares on an annualized basis during the reporting period. The operating expense limits are as follows:


                                               Class A           Class B          Class C           Class J
                                             Period from       Period from      Period from       Period from
                                           November 1, 2006 November 1, 2006  January 16, 2007  November 1, 2006
                                               through           through          through           through
                                            April 30, 2007   April 30, 2007    April 30, 2007    April 30, 2007     Expiration
                                            --------------   --------------    --------------    --------------     ----------
Principal LifeTime 2010 Fund                      0.50%            N/A               1.25%             .75%      February 28, 2008
Principal LifeTime 2020 Fund                     0.50               1.25%           1.25              .75        February 28, 2008
Principal LifeTime 2030 Fund                     0.50             1.25              1.25              .75        February 28, 2008
Principal LifeTime 2040 Fund                     0.50             1.25              1.25              .75        February 28, 2008
Principal LifeTime 2050 Fund                     0.50             1.25              1.25              .75        February 28, 2008
Principal LifeTime Strategic Income Fund         0.50             1.25              1.25              .75        February 28, 2008

                                               Class A           Class B          Class C           Class J
                                             Period from       Period from      Period from       Period from
                                           January 16, 2007 January 16, 2007  January 16, 2007  January 16, 2007
                                               through           through          through           through
                                            April 30, 2007   April 30, 2007    April 30, 2007    April 30, 2007     Expiration
                                            --------------   --------------    --------------    --------------     ----------
SAM Balanced Portfolio                            0.66%            1.43%             1.42%             .95%      February 28, 2008
SAM Conservative Balanced Portfolio              0.68             1.45              1.43              .95        February 28, 2008
SAM Conservative Growth Portfolio                0.68             1.45              1.44              .95        February 28, 2008
SAM Flexible Income Portfolio                    0.67             1.44              1.43              .95        February 28, 2008
SAM Strategic Growth Portfolio                   0.70             1.47              1.46              .95        February 28, 2008

Distribution and Shareholder Servicing Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter for these classes of shares, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, .30%, .35%, .50%, and ..10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select Classes of shares, respectively.

From November 1, 2006 through January 12, 2007 Class A and Class B shares of the Principal LifeTime Funds, incurred distribution and shareholder servicing fees, computed at an annual rate of the average daily net assets attributable to each Class A and Class B shares of the Funds. Pursuant to the distribution agreements for Class A and Class B shares, fees that were unused by Princor Financial Services Corporation, the former principal underwriter, at the end of the fiscal year were returned to the respective Funds which generated the excess. The annual rates were up to .25% and 1.00% for Class A and Class B shares. Prior to the Transaction, Class A, Class B, and Class C shares of the SAM Portfolios paid distribution and shareholder servicing fees to WM Funds Distributor, Inc. On December 15, 2006, shareholders of the Principal LifeTime Funds approved an amendment to the distribution agreements whereby effective January 16, 2007, Class A, Class B, and Class C shares would begin paying distribution and shareholder servicing fees to Principal Funds Distributor, Inc., the new principal underwriter. Subsequent to the Transaction, each of the SAM Portfolios paid distribution and shareholder servicing fees to Principal Funds Distributor, Inc. The annual rates are .25%, 1.00%, and 1.00% for Class A, Class B, and Class C shares, respectively.

Beginning January 1, 2007, Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2007. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .45% for Class J shares.

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class J share redemptions. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase.

From November 1, 2006 through January 12, 2007, Princor Financial Services Corporation, as the former principal underwriter, received proceeds of any CDSC on certain Class A and Class B share redemptions of the Principal LifeTime Funds. The charge for Class A shares was .75% of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares was based on declining rates which began at 4.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retained sales charges on sales of Class A shares based on declining rates which began at 4.75% for Principal LifeTime Strategic Income Fund, and 5.75% for all other Funds. Prior to the Reorganization, WM Funds Distributor, Inc., received proceeds of any CDSC on Class A, Class B, and Class C redemptions and retained sales charges on sales of Class A shares of the SAM Portfolios.

Beginning January 16, 2007, Principal Funds Distributor, Inc., as the new principal underwriter, began receiving proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge for Class A shares is 1% of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 5% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 4.50% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended April 30, 2007, were as follows (in thousands):
                                           Class A  Class B  Class C   Class J
Principal LifeTime 2010 Fund                  $167       N/A     $--       $47
Principal LifeTime 2020 Fund                   388       $8        --        91
Principal LifeTime 2030 Fund                   335       10        --        85
Principal LifeTime 2040 Fund                   265        9        --        47
Principal LifeTime 2050 Fund                   163        1        --         8
Principal LifeTime Strategic Income Fund        72        --        --        16
SAM Balanced Portfolio                       3,585        3       48         --
SAM Conservative Balanced Portfolio            380        1        7         --
SAM Conservative Growth Portfolio            2,278        5       63         --
SAM Flexible Income Portfolio                  725        --       18         --
SAM Strategic Growth Portfolio               1,662        7       39         --

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At April 30, 2007, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:


(Amounts in thousands)               Advisors   Advisors  Advisors
                                      Preferred  Select  Signature  Class B Class C  Class J  InstitutionPreferredSelect
Principal LifeTime 2010 Fund             --         --         --        N/A      1        --         --         --       --
Principal LifeTime 2020 Fund             --         --         --         --       1        --         --         --       --
Principal LifeTime 2030 Fund             --         --         --         --       1        --         --         --       --
Principal LifeTime 2040 Fund             --         --         --         --       1        --         --         --       --
Principal LifeTime 2050 Fund             --         --         --         --       1        --         --         --       --
Principal LifeTime Strategic Income      --         --         --         1       1        --         --         --       --
Fund
SAM Balanced Portfolio                   --         1         1         --       --        1         1         --       1
SAM Conservative Balanced Portfolio      1         1         1         --       --        1         1         1       1
SAM Conservative Growth Portfolio        1         1         1         --       --        1         1         1       1
SAM Flexible Income Portfolio            1         1         1         --       --        1         1         1       1
SAM Strategic Growth Portfolio           1         1         1         --       --        1         1         1       1


5.  Investment Transactions


For the period ended April 30, 2007, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):



                                      Purchases        Sales                                           Purchases         Sales
Principal LifeTime 2010 Fund     $   499,612      $158,314         SAM Balanced Portfolio                   $626,089       $539,438
Principal LifeTime 2020 Fund                                      SAM Conservative Balanced
                                   1,051,919       328,247        Portfolio                                   62,096          58,233
Principal LifeTime 2030 Fund                                      SAM Conservative Growth Portfolio
                                     902,901       273,355                                                   599,912        512,077
Principal LifeTime 2040 Fund                                      SAM Flexible Income Portfolio
                                     491,359       139,251                                                    45,314          98,949
Principal LifeTime 2050 Fund                                      SAM Strategic Growth Portfolio
                                     213,352       80,502                                                    366,154        277,121
Principal LifeTime Strategic Income
Fund                                 200,989       84,566

6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2007 and October 31, 2006 were as follows (amounts in thousands):

                                          Ordinary Income      Long-Term Capital Gain
                                        2007          2006      2007            2006
                                        ----          ----      ----            ----
                                         $
Principal LifeTime 2010 Fund        35,041           $14,813   $ 5,150         $4,163
Principal LifeTime 2020 Fund            61,719        26,591       11,433       8,084
Principal LifeTime 2030 Fund            47,383        21,049       10,955       8,044

Principal LifeTime 2040 Fund            21,154          8,342   4,800           3,102

Principal LifeTime 2050 Fund              9,155         4,023   2,493           1,486
Principal LifeTime Strategic Income
Fund                                    14,518          8,402   1,522           1,953
SAM Balanced Portfolio                  53,385         78,812      24,656           --

SAM Conservative Balanced Portfolio      10,405        16,383   3,506              819
SAM Conservative Growth Portfolio        34,083        30,010           --           --

SAM Flexible Income Portfolio            15,526        30,693   1,816           2,262
SAM Strategic Growth Portfolio           19,484        10,281           --           --

The Reorganization constitutes a reorganization under Internal Revenue Code
Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the Reorganization.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2006, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

                                         Undistributed        Undistributed
                                        Ordinary Income  Long-Term Capital Gains
Principal LifeTime 2010 Fund                $18,152              $ 5,152
Principal LifeTime 2020 Fund                 21,176               11,448
Principal LifeTime 2030 Fund                 11,753               10,959
Principal LifeTime 2040 Fund                  3,916                4,804
Principal LifeTime 2050 Fund                  1,079                2,495
Principal LifeTime Strategic Income Fund      9,952                1,524
SAM Balanced Portfolio                        3,615               24,627
SAM Conservative Balanced Portfolio           2,062                 3,504
SAM Conservative Growth Portfolio             4,532                    --
SAM Flexible Income Portfolio                 3,124                1,805
SAM Strategic Growth Portfolio                1,424                    --

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2006, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):


                                          Expiring In:

                                         2012       2013
SAM Conservative Growth Portfolio        $ --       $4,338
SAM Strategic Growth Portfolio          1,150      2,197

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2010 Fund

                                                                    Shares Held              Value (000's)

INVESTMENT COMPANIES (99.60%)
Principal Investors Fund, Inc. Institutional Class (99.60%)
Bond & Mortgage Securities Fund (a)                                    37,317,407        $           399,296
Disciplined LargeCap Blend Fund (a)                                     7,996,264                    135,297
High Yield Fund II (a)                                                  2,709,080                     24,030
Inflation Protection Fund (a)                                           5,262,292                     50,307
International Emerging Markets Fund (a)                                 1,137,210                     31,751
International Growth Fund (a)                                           8,975,798                    124,046
LargeCap Growth Fund (a)                                                6,521,331                     54,062
LargeCap Value Fund (a)                                                 2,831,517                     37,999
Partners International Fund (a)                                         4,204,550                     70,468
Partners LargeCap Blend Fund I (a)                                      7,041,746                     71,896
Partners LargeCap Growth Fund I (a)                                     6,733,567                     58,515
Partners LargeCap Value Fund (a)                                        2,342,799                     37,602
Partners LargeCap Value Fund I (a)                                      2,593,192                     38,016
Partners SmallCap Growth Fund III (a)(b)                                1,735,013                     21,132
Preferred Securities Fund (a)                                           9,027,233                     96,862
Real Estate Securities Fund (a)                                         3,365,496                     89,926
SmallCap S&P 600 Index Fund (a)                                         1,849,298                     34,841
SmallCap Value Fund (a)                                                 1,109,931                     21,177
Ultra Short Bond Fund (a)                                               5,025,500                     50,406
                                                                                            -----------------
                                                                                                   1,447,629
                                                                                            -----------------
TOTAL INVESTMENT COMPANIES                                                               $         1,447,629
                                                                                            -----------------
Total Investments                                                                        $         1,447,629
Other Assets in Excess of Liabilities, Net - 0.40%                                                     5,873
                                                                                            -----------------
TOTAL NET ASSETS - 100.00%                                                               $         1,453,502
                                                                                            =================
                                                                                            -----------------

                                                                                            =================

(a)        Affiliated Security
(b)        Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           128,107
Unrealized Depreciation                                           (3,781)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                        124,326
Cost for federal income tax purposes                            1,323,303
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- -- -----------------
Fund Type                                                 Percent
--------------------------------------------- -- -----------------
Fixed Income Funds                                         42.72%
Domestic Equity Funds                                      41.31%
International Equity Funds                                 15.57%
Other Assets in Excess of Liabilities, Net                  0.40%
                                                 -----------------
TOTAL NET ASSETS                                          100.00%
                                                 =================

Affiliated Securities

                               October 31, 2006            Purchases                 Sales
                             --------------------      --------------------     -------------------
                                 Shares                   Cost      Shares             Cost
                                                          (000)                        (000)
                             ----------------          ---------------------     ----------------
Bond & Mortgage Securities        32,261,516        $   344,546   7,121,118   $           76,347
   Fund

Disciplined LargeCap Blend         6,931,290             96,472   1,073,530               17,486
   Fund

High Yield Fund II                         -                  -   2,711,408               23,894
Inflation Protection Fund            923,703              8,853   4,373,714               41,627
International Emerging               302,245              7,167     842,917               21,715
Markets
   Fund

International Growth Fund          4,800,501             48,906   4,194,687               54,338
LargeCap Growth Fund               5,682,761             37,726     846,414                6,814
LargeCap Value Fund                2,484,878             26,998     348,106                4,513
Partners International Fund          946,594             14,216   3,282,177               51,443
Partners LargeCap Blend            1,100,227             10,226   5,993,847               58,775
Fund I
Partners LargeCap Growth           1,504,561             12,226   5,261,117               44,123
   Fund I

Partners LargeCap Growth           3,314,722             24,890     146,529                1,238
   Fund II

Partners LargeCap Value            3,382,608             42,166     332,350                5,145
Fund
Partners LargeCap Value              596,502              7,981   2,011,679               28,059
Fund I
Partners SmallCap Growth             441,603              5,422   1,308,564               15,722
   Fund III

Preferred Securities Fund          9,176,295             98,483     828,381                8,882
Real Estate Securities Fund        3,410,267             59,946     535,422               14,349
SmallCap S&P 600 Index Fund        2,094,783             30,439     249,752                4,597
SmallCap Value Fund                  312,204              5,794     807,053               15,422
Ultra Short Bond Fund              9,186,820             92,325     510,351                5,123
                                                       ---------                 ----------------
                                                    $   974,782               $          499,612
                                                       =========                 ================

Affiliated Securities

                                 April 30, 2007
                                --------------------
                                 Shares     Proceeds (000)          Shares                   Cost (000)
                             ------------   --------------     ----------------          -----------------
Bond & Mortgage Securities     2,065,227  $   22,063                37,317,407        $           398,831
   Fund

Disciplined LargeCap Blend         8,556         139                 7,996,264                    113,819
   Fund

High Yield Fund II                 2,328          21                 2,709,080                     23,873
Inflation Protection Fund         35,125         332                 5,262,292                     50,148
International Emerging             7,952         205                 1,137,210                     28,677
Markets
   Fund

International Growth Fund         19,390         249                 8,975,798                    102,995
LargeCap Growth Fund               7,844          63                 6,521,331                     44,477
LargeCap Value Fund                1,467          20                 2,831,517                     31,491
Partners International Fund       24,221         378                 4,204,550                     65,281
Partners LargeCap Blend           52,328         510                 7,041,746                     68,491
Fund I
Partners LargeCap Growth          32,111         267                 6,733,567                     56,082
   Fund I

Partners LargeCap Growth       3,461,251      29,845                         -                          -
   Fund II

Partners LargeCap Value        1,372,159      21,020                 2,342,799                     27,973
Fund
Partners LargeCap Value           14,989         208                 2,593,192                     35,832
Fund I
Partners SmallCap Growth          15,154         176                 1,735,013                     20,967
   Fund III

Preferred Securities Fund        977,443      10,549                 9,027,233                     96,820
Real Estate Securities Fund      580,193      16,050                 3,365,496                     59,476
SmallCap S&P 600 Index Fund      495,237       9,018                 1,849,298                     26,234
SmallCap Value Fund                9,326         176                 1,109,931                     21,040
Ultra Short Bond Fund          4,671,671      47,025                 5,025,500                     50,492
                                             --------                                    -----------------
                                          $  158,314                                  $         1,322,999
                                             ========                                    =================


                            Income Distribution from   Realized Gain/Loss       Realized Gain/Loss from
                                Other Investment         on Investments             Other Investment
                                   Companies                 000's                     Companies
                                     000's                                               000's
                                     ----------        ----------------         -------------------

Bond & Mortgage Securities         $     9,119        $              1        $                  -
   Fund

Disciplined LargeCap Blend               1,356                       -                       2,625
   Fund

High Yield Fund II                         381                       -                           -
Inflation Protection Fund                  795                       -                           -
International Emerging                     822                       -                         287
Markets
   Fund

International Growth Fund                3,533                       -                       4,339
LargeCap Growth Fund                       328                       -                         572
LargeCap Value Fund                        587                       -                       1,501
Partners International Fund              1,173                       -                       1,387
Partners LargeCap Blend                    243                       -                           -
Fund I
Partners LargeCap Growth                   344                       -                       1,050
   Fund I

Partners LargeCap Growth                   678                   3,717                         560
   Fund II

Partners LargeCap Value                    728                   1,682                       1,993
Fund
Partners LargeCap Value                    230                       -                         277
Fund I
Partners SmallCap Growth                   633                      -1                         124
   Fund III

Preferred Securities Fund                2,636                       4                           -
Real Estate Securities Fund                559                   1,231                       6,698
SmallCap S&P 600 Index Fund                616                     216                       1,743
SmallCap Value Fund                        311                       -                         174
Ultra Short Bond Fund                    1,674                      69                          12
                                     ----------        ----------------         -------------------
                                   $    26,746        $          6,919        $             23,342
                                     ==========        ================         ===================


Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2020 Fund

                                                              Shares Held              Value (000's)
INVESTMENT COMPANIES (99.58%)
Principal Investors Fund, Inc. Institutional Class (99.58%)
Bond & Mortgage Securities Fund (a)                              55,171,723        $           590,337
Disciplined LargeCap Blend Fund (a)                              18,869,071                    319,265
High Yield Fund II (a)                                            6,990,891                     62,009
International Emerging Markets Fund (a)                           3,023,036                     84,403
International Growth Fund (a)                                    22,365,766                    309,095
LargeCap Growth Fund (a)                                         15,337,498                    127,148
LargeCap Value Fund (a)                                           6,727,679                     90,285
Partners International Fund (a)                                   9,933,455                    166,485
Partners LargeCap Blend Fund I (a)                               16,182,041                    165,219
Partners LargeCap Growth Fund I (a)                              17,516,174                    152,216
Partners LargeCap Value Fund (a)                                  5,817,795                     93,376
Partners LargeCap Value Fund I (a)                                6,393,858                     93,734
Partners MidCap Growth Fund (a)(b)                                3,499,336                     36,183
Partners MidCap Value Fund I (a)                                  2,193,156                     33,489
Partners SmallCap Growth Fund III (a)(b)                          4,196,945                     51,119
Preferred Securities Fund (a)                                    14,770,561                    158,488
Real Estate Securities Fund (a)                                   5,349,157                    142,929
SmallCap S&P 600 Index Fund (a)                                   3,204,558                     60,374
SmallCap Value Fund (a)                                           2,669,086                     50,926
                                                                                      -----------------
                                                                                             2,787,080
                                                                                      -----------------
TOTAL INVESTMENT COMPANIES                                                         $         2,787,080
                                                                                      -----------------
Total Investments                                                                  $         2,787,080
Other Assets in Excess of Liabilities, Net - 0.42%                                              11,758
                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                         $         2,798,838
                                                                                      =================
                                                                                      -----------------

                                                                                      =================

(a)        Affiliated Security
(b)        Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $           281,082
Unrealized Depreciation                                             (5,288)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                          275,794
Cost for federal income tax purposes                              2,511,286
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Domestic Equity Funds                                     50.60%
Fixed Income Funds                                        28.97%
International Equity Funds                                20.01%
Other Assets in Excess of Liabilities, Net                 0.42%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Affiliated Securities

                                 October 31, 2006                      Purchases                            Sales
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Bond & Mortgage Securities        45,315,518        $           483,756                15,044,974        $          161,004
   Fund

Disciplined LargeCap Blend        19,051,862                    266,736                 2,068,490                    33,734
   Fund

High Yield Fund II                         -                          -                 6,990,891                    61,601
International Emerging               794,912                     18,856                 2,265,142                    57,576
Markets
   Fund

International Growth Fund         14,268,420                    150,501                 8,167,832                   106,157
LargeCap Growth Fund              14,292,690                     96,316                 1,438,510                    11,606
LargeCap Value Fund                6,286,768                     69,472                   913,677                    11,829
Partners International Fund        1,984,659                     29,808                 8,029,429                   125,230
Partners LargeCap Blend            3,504,317                     32,543                12,795,025                   124,738
Fund I
Partners LargeCap Growth           2,889,385                     23,543                14,759,201                   124,297
   Fund I

Partners LargeCap Growth           8,488,405                     65,130                   379,166                     3,203
   Fund II

Partners LargeCap Value            8,195,597                    104,109                   883,580                    13,668
Fund
Partners LargeCap Value            1,412,615                     18,934                 5,045,809                    70,083
Fund I
Partners MidCap Growth Fund          874,659                      8,217                 2,671,062                    26,164
Partners MidCap Value Fund           595,798                      8,217                 1,628,454                    23,366
I
Partners SmallCap Growth           2,528,923                     28,072                 1,688,767                    20,217
   Fund III

Preferred Securities Fund         17,126,196                    183,757                 1,536,792                    16,493
Real Estate Securities Fund        6,246,722                    115,012                   949,721                    25,452
SmallCap S&P 600 Index Fund        2,392,018                     37,136                   881,907                    16,142
SmallCap Value Fund                1,659,944                     27,574                 1,020,579                    19,361
                                                       -----------------                                    ----------------
                                                    $         1,767,689                                  $        1,051,921
                                                       =================                                    ================

Affiliated Securities

                                       April 30, 2007
                             --   --------------------------
                                       Shares                Proceeds (000)                Shares                   Cost (000)
                             --   -----------------          ----------------          ----------------          -----------------
Bond & Mortgage Securities               5,188,769        $           55,485                55,171,723        $           589,275
   Fund

Disciplined LargeCap Blend               2,251,281                    36,001                18,869,071                    266,091
   Fund

High Yield Fund II                               -                         -                 6,990,891                     61,601
International Emerging                      37,018                       942                 3,023,036                     75,491
Markets
   Fund

International Growth Fund                   70,486                       941                22,365,766                    255,717
LargeCap Growth Fund                       393,702                     3,000                15,337,498                    104,918
LargeCap Value Fund                        472,766                     6,000                 6,727,679                     75,410
Partners International Fund                 80,633                     1,255                 9,933,455                    153,784
Partners LargeCap Blend                    117,301                     1,120                16,182,041                    156,161
Fund I
Partners LargeCap Growth                   132,412                     1,120                17,516,174                    146,725
   Fund I

Partners LargeCap Growth                 8,867,571                    76,374                         -                          -
   Fund II

Partners LargeCap Value                  3,261,382                    50,000                 5,817,795                     71,674
Fund
Partners LargeCap Value                     64,566                       896                 6,393,858                     88,122
Fund I
Partners MidCap Growth Fund                 46,385                       448                 3,499,336                     33,934
Partners MidCap Value Fund                  31,096                       448                 2,193,156                     31,135
I
Partners SmallCap Growth                    20,745                       270                 4,196,945                     48,019
   Fund III

Preferred Securities Fund                3,892,427                    42,000                14,770,561                    158,209
Real Estate Securities Fund              1,847,286                    50,500                 5,349,157                     95,577
SmallCap S&P 600 Index Fund                 69,367                     1,224                 3,204,558                     52,055
SmallCap Value Fund                         11,437                       225                 2,669,086                     46,711
                                                             ----------------                                    -----------------
                                                          $          328,249                                  $         2,510,609
                                                             ================                                    =================

                                      Income Distribution from       Realized Gain/Loss              Realized Gain/Loss from
                                          Other Investment             on Investments                    Other Investment
                                             Companies                     000's                            Companies
                                               000's                                                          000's
                                      -------------------------   -------------------------          -------------------------

Bond & Mortgage Securities         $                    13,506 $                         -        $                         -
   Fund

Disciplined LargeCap Blend                               3,443                       1,622                              6,737
   Fund

High Yield Fund II                                         916                           -                                  -
International Emerging                                   1,966                           1                                698
Markets
   Fund

International Growth Fund                                9,907                           -                             12,178
LargeCap Growth Fund                                       805                          -4                              1,423
LargeCap Value Fund                                      1,451                         109                              3,708
Partners International Fund                              2,250                           1                              2,698
Partners LargeCap Blend                                    554                           -                                  -
Fund I
Partners LargeCap Growth                                   729                           5                              2,217
   Fund I

Partners LargeCap Growth                                 1,755                       8,041                              1,448
   Fund II

Partners LargeCap Value                                  1,761                       3,897                              4,820
Fund
Partners LargeCap Value                                    513                           1                                640
Fund I
Partners MidCap Growth Fund                                 32                           1                                328
Partners MidCap Value Fund                                 220                           -                                475
I
Partners SmallCap Growth                                 2,749                           -                                540
   Fund III

Preferred Securities Fund                                4,613                         -41                                  -
Real Estate Securities Fund                                987                       5,613                             12,209
SmallCap S&P 600 Index Fund                                828                           1                              2,305
SmallCap Value Fund                                      1,154                           1                                682
                                      -------------------------   -------------------------          -------------------------
                                   $                    50,139 $                    19,248        $                    53,106
                                      =========================   =========================          =========================


Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2030 Fund

                                                                Shares Held              Value (000's)
INVESTMENT COMPANIES (99.71%)
Principal Investors Fund, Inc. Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)                                27,998,411        $           299,583
Disciplined LargeCap Blend Fund (a)                                17,413,030                    294,628
High Yield Fund II (a)                                              6,610,431                     58,635
International Emerging Markets Fund (a)                             2,947,284                     82,288
International Growth Fund (a)                                      21,735,351                    300,383
LargeCap Growth Fund (a)                                           15,695,384                    130,115
LargeCap Value Fund (a)                                             6,994,621                     93,868
Partners International Fund (a)                                     9,821,472                    164,608
Partners LargeCap Blend Fund I (a)                                 14,894,038                    152,068
Partners LargeCap Growth Fund I (a)                                17,131,089                    148,869
Partners LargeCap Value Fund (a)                                    5,600,734                     89,892
Partners LargeCap Value Fund I (a)                                  6,441,132                     94,427
Partners MidCap Growth Fund (a)(b)                                  3,675,076                     38,000
Partners MidCap Value Fund I (a)                                    2,537,113                     38,742
Partners SmallCap Growth Fund I (a)(b)                              2,482,665                     25,596
Partners SmallCap Growth Fund III (a)(b)                            3,028,151                     36,883
Partners SmallCap Value Fund I (a)                                  1,290,155                     24,732
Preferred Securities Fund (a)                                      10,178,678                    109,217
Real Estate Securities Fund (a)                                     3,688,701                     98,562
SmallCap S&P 600 Index Fund (a)                                     1,702,073                     32,067
SmallCap Value Fund (a)                                             1,930,069                     36,826
                                                                                        -----------------
                                                                                               2,349,989
                                                                                        -----------------
TOTAL INVESTMENT COMPANIES                                                           $         2,349,989
                                                                                        -----------------
Total Investments                                                                    $         2,349,989
Other Assets in Excess of Liabilities, Net - 0.29%                                                 6,899
                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                           $         2,356,888
                                                                                        =================
                                                                                        -----------------

                                                                                        =================


(a)        Affiliated Security
(b)        Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           267,650
Unrealized Depreciation                                       (2,902)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                    264,748
Cost for federal income tax purposes                        2,085,241
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ------ -----------------
Fund Type                                                     Percent
--------------------------------------------- ------ -----------------
Domestic Equity Funds                                          56.66%
International Equity Funds                                     23.22%
Fixed Income Funds                                             19.83%
Other Assets in Excess of Liabilities, Net                      0.29%
                                                     -----------------
TOTAL NET ASSETS                                              100.00%
                                                     =================

Affiliated Securities

                                 October 31, 2006                      Purchases                            Sales
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Bond & Mortgage Securities        26,490,815        $           282,645                 6,289,562        $           67,450
   Fund

Disciplined LargeCap Blend        17,682,412                    246,222                 2,186,208                    35,615
   Fund

High Yield Fund II                         -                          -                 6,610,431                    58,248
International Emerging               775,300                     18,378                 2,171,984                    55,760
Markets
   Fund

International Growth Fund         14,995,161                    157,682                 6,984,489                    90,441
LargeCap Growth Fund              14,254,638                     95,721                 1,440,746                    11,602
LargeCap Value Fund                6,419,477                     70,611                   923,384                    11,941
Partners International Fund        1,938,344                     29,076                 7,883,128                   122,777
Partners LargeCap Blend            2,909,451                     26,981                11,984,587                   116,288
Fund I
Partners LargeCap Growth           3,222,569                     26,180                13,908,520                   116,950
   Fund I

Partners LargeCap Growth           8,467,438                     64,557                   377,334                     3,188
   Fund II

Partners LargeCap Value            8,246,213                    103,760                   853,993                    13,193
Fund
Partners LargeCap Value            1,419,359                     18,981                 5,021,773                    69,950
Fund I
Partners MidCap Growth Fund        1,090,051                     10,236                 2,585,025                    25,331
Partners MidCap Value Fund           742,554                     10,236                 1,794,559                    25,744
I
Partners SmallCap Growth             778,091                      7,142                 1,704,574                    16,657
   Fund I

Partners SmallCap Growth           2,546,236                     27,917                   481,915                     5,770
   Fund III

Partners SmallCap Value              391,885                      7,142                   898,270                    16,862
Fund I
Preferred Securities Fund          9,405,757                    100,532                 1,188,709                    12,776
Real Estate Securities Fund        4,276,702                     77,057                   642,232                    17,196
SmallCap S&P 600 Index Fund        1,903,947                     28,341                   257,367                     4,725
SmallCap Value Fund                1,696,703                     27,670                   233,366                     4,438
                                                       -----------------                                    ----------------
                                                    $         1,437,067                                  $          902,902
                                                       =================                                    ================

Affiliated Securities

                                     April 30, 2007
                             -- --------------------------
                                     Shares                Proceeds (000)                Shares                   Cost (000)
                             -- -----------------          ----------------          ----------------          -----------------
Bond & Mortgage Securities             4,781,966        $           51,170                27,998,411        $           298,921
   Fund

Disciplined LargeCap Blend             2,455,590                    38,999                17,413,030                    244,434
   Fund

High Yield Fund II                             -                         -                 6,610,431                     58,248
International Emerging                         -                         -                 2,947,284                     74,138
Markets
   Fund

International Growth Fund                244,299                     3,000                21,735,351                    245,120
LargeCap Growth Fund                           -                         -                15,695,384                    107,323
LargeCap Value Fund                      348,240                     4,500                 6,994,621                     78,205
Partners International Fund                    -                         -                 9,821,472                    151,853
Partners LargeCap Blend                        -                         -                14,894,038                    143,269
Fund I
Partners LargeCap Growth                       -                         1                17,131,089                    143,129
   Fund I

Partners LargeCap Growth               8,844,772                    76,186                         -                          -
   Fund II

Partners LargeCap Value                3,499,472                    53,500                 5,600,734                     67,670
Fund
Partners LargeCap Value                        -                         -                 6,441,132                     88,931
Fund I
Partners MidCap Growth Fund                    -                         -                 3,675,076                     35,567
Partners MidCap Value Fund                     -                         -                 2,537,113                     35,980
I
Partners SmallCap Growth                       -                         1                 2,482,665                     23,798
   Fund I

Partners SmallCap Growth                       -                         -                 3,028,151                     33,687
   Fund III

Partners SmallCap Value                        -                         1                 1,290,155                     24,003
Fund I
Preferred Securities Fund                415,788                     4,500                10,178,678                    108,807
Real Estate Securities Fund            1,230,233                    33,499                 3,688,701                     64,251
SmallCap S&P 600 Index Fund              459,241                     7,999                 1,702,073                     25,159
SmallCap Value Fund                            -                         -                 1,930,069                     32,108
                                                           ----------------                                    -----------------
                                                        $          273,356                                  $         2,084,601
                                                           ================                                    =================

                                      Income Distribution from        Realized Gain/Loss      Realized Gain/Loss from
                                          Other Investment              on Investments            Other Investment
                                             Companies                      000's                    Companies
                                               000's                                                   000's
                                      -------------------------    -------------------------  -------------------------

Bond & Mortgage Securities         $            7,193           $              -4                  $          -
   Fund

Disciplined LargeCap Blend                      3,216                       1,596                         6,293
   Fund

High Yield Fund II                                826                           -                             -
International Emerging                          1,963                           -                           686
Markets
   Fund

International Growth Fund                      10,003                          -3                        12,294
LargeCap Growth Fund                              802                           -                         1,418
LargeCap Value Fund                             1,474                         153                         3,766
Partners International Fund                     2,034                           -                         2,399
Partners LargeCap Blend                           470                           -                             -
Fund I
Partners LargeCap Growth                          717                           -                         2,163
   Fund I

Partners LargeCap Growth                        1,747                       8,441                         1,441
   Fund II

Partners LargeCap Value                         1,782                       4,217                         4,878
Fund
Partners LargeCap Value                           508                           -                           608
Fund I
Partners MidCap Growth Fund                        40                           -                           411
Partners MidCap Value Fund                        268                           -                           595
I
Partners SmallCap Growth                            -                           -                           436
   Fund I

Partners SmallCap Growth                        2,582                           -                           507
   Fund III

Partners SmallCap Value                           186                           -                           456
Fund I
Preferred Securities Fund                       2,902                          -1                             -
Real Estate Securities Fund                       683                       3,497                         8,455
SmallCap S&P 600 Index Fund                       622                          92                         1,758
SmallCap Value Fund                             1,100                           -                           658
                                      ----------------             ------------------                 ----------
                                   $           41,118           $          17,988                  $     49,222
                                      ================             ==================                 ==========

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2040 Fund

                                                                Shares Held              Value (000's)
INVESTMENT COMPANIES (99.70%)
Principal Investors Fund, Inc. Institutional Class (99.70%)
Bond & Mortgage Securities Fund (a)                                 7,510,400        $            80,361
Disciplined LargeCap Blend Fund (a)                                 8,706,119                    147,308
High Yield Fund II (a)                                              3,415,311                     30,294
International Emerging Markets Fund (a)                             1,651,466                     46,109
International Growth Fund (a)                                      11,533,596                    159,394
LargeCap Growth Fund (a)                                            8,372,800                     69,410
LargeCap Value Fund (a)                                             3,845,109                     51,601
Partners International Fund (a)                                     5,195,079                     87,070
Partners LargeCap Blend Fund I (a)                                  7,742,403                     79,050
Partners LargeCap Growth Fund I (a)                                 9,901,798                     86,047
Partners LargeCap Value Fund (a)                                    3,239,380                     51,992
Partners LargeCap Value Fund I (a)                                  3,510,903                     51,470
Partners MidCap Growth Fund (a)(b)                                  1,886,959                     19,511
Partners MidCap Value Fund I (a)                                    1,305,685                     19,938
Partners SmallCap Growth Fund I (a)(b)                              1,543,979                     15,918
Partners SmallCap Growth Fund III (a)(b)                            1,549,386                     18,872
Partners SmallCap Value Fund I (a)                                    853,011                     16,352
Preferred Securities Fund (a)                                       3,781,681                     40,577
Real Estate Securities Fund (a)                                     1,550,704                     41,435
SmallCap S&P 600 Index Fund (a)                                       815,809                     15,370
SmallCap Value Fund (a)                                               989,238                     18,874
                                                                                        -----------------
                                                                                               1,146,953
                                                                                        -----------------
TOTAL INVESTMENT COMPANIES                                                           $         1,146,953
                                                                                        -----------------
Total Investments                                                                    $         1,146,953
Other Assets in Excess of Liabilities, Net - 0.30%                                                 3,463
                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                           $         1,150,416
                                                                                        =================
                                                                                        -----------------

                                                                                        =================

(a)        Affiliated Security
(b)        Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $           123,890
Unrealized Depreciation                                            (1,012)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                         122,878
Cost for federal income tax purposes                             1,024,075
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------
Fund Type                                      Percent
-------------------------------------------------------
Domestic Equity Funds                           61.12%
International Equity Funds                      25.43%
Fixed Income Funds                              13.15%
Other Assets in Excess of Liabilities, Net       0.30%
                                            -----------
TOTAL NET ASSETS                               100.00%
                                            ===========

Affiliated Securities

                                 October 31, 2006                      Purchases                            Sales
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Bond & Mortgage Securities         8,377,501        $            89,200                 1,548,536        $           16,591
   Fund

Disciplined LargeCap Blend         8,866,835                    124,288                 1,234,915                    20,047
   Fund

High Yield Fund II                         -                          -                 3,415,311                    30,095
International Emerging               334,510                      7,943                 1,316,956                    33,866
Markets
   Fund

International Growth Fund          7,145,591                     76,731                 4,388,005                    56,588
LargeCap Growth Fund               7,748,607                     52,976                   871,718                     7,034
LargeCap Value Fund                3,522,214                     39,530                   552,944                     7,163
Partners International Fund        1,024,203                     15,377                 4,170,876                    65,470
Partners LargeCap Blend            1,464,293                     13,585                 6,278,110                    61,123
Fund I
Partners LargeCap Growth           1,935,156                     15,689                 7,966,642                    67,223
   Fund I

Partners LargeCap Growth           4,646,818                     36,127                   186,607                     1,577
   Fund II

Partners LargeCap Value            4,415,641                     56,924                   502,567                     7,779
Fund
Partners LargeCap Value              689,915                      9,226                 2,820,988                    39,337
Fund I
Partners MidCap Growth Fund          549,629                      5,151                 1,443,261                    14,170
Partners MidCap Value Fund           374,364                      5,151                 1,002,648                    14,376
I
Partners SmallCap Growth             561,220                      5,151                 1,191,310                    11,570
   Fund I

Partners SmallCap Growth           1,443,084                     15,957                   282,513                     3,386
   Fund III

Partners SmallCap Value              282,693                      5,151                   626,246                    11,722
Fund I
Preferred Securities Fund          2,846,191                     30,424                   935,490                    10,075
Real Estate Securities Fund        1,338,648                     25,991                   269,881                     7,243
SmallCap S&P 600 Index Fund        1,061,995                     16,376                   127,693                     2,350
SmallCap Value Fund                  959,088                     15,991                   135,395                     2,577
                                                       -----------------                                    ----------------
                                                    $           662,939                                  $          491,362
                                                       =================                                    ================

Affiliated Securities

                                      April 30, 2007
                             --- --------------------------
                                      Shares                Proceeds (000)                Shares                   Cost (000)
                             --- -----------------          ----------------          ----------------          -----------------
Bond & Mortgage Securities              2,415,637        $           25,858                 7,510,400        $            79,939
   Fund

Disciplined LargeCap Blend              1,395,631                    23,001                 8,706,119                    123,158
   Fund

High Yield Fund II                              -                         -                 3,415,311                     30,095
International Emerging                          -                         -                 1,651,466                     41,809
Markets
   Fund

International Growth Fund                       -                         -                11,533,596                    133,332
LargeCap Growth Fund                      247,525                     2,001                 8,372,800                     58,051
LargeCap Value Fund                       230,049                     3,000                 3,845,109                     43,815
Partners International Fund                     -                         -                 5,195,079                     80,847
Partners LargeCap Blend                         -                         -                 7,742,403                     74,708
Fund I
Partners LargeCap Growth                        -                         -                 9,901,798                     82,912
   Fund I

Partners LargeCap Growth                4,833,425                    41,891                         -                          -
   Fund II

Partners LargeCap Value                 1,678,828                    26,000                 3,239,380                     40,911
Fund
Partners LargeCap Value                         -                         -                 3,510,903                     48,563
Fund I
Partners MidCap Growth Fund               105,931                       999                 1,886,959                     18,320
Partners MidCap Value Fund                 71,327                     1,001                 1,305,685                     18,526
I
Partners SmallCap Growth                  208,551                     1,999                 1,543,979                     14,723
   Fund I

Partners SmallCap Growth                  176,211                     2,001                 1,549,386                     17,337
   Fund III

Partners SmallCap Value                    55,928                     1,001                   853,011                     15,871
Fund I
Preferred Securities Fund                       -                         -                 3,781,681                     40,499
Real Estate Securities Fund                57,825                     1,501                 1,550,704                     31,730
SmallCap S&P 600 Index Fund               373,879                     7,000                   815,809                     12,082
SmallCap Value Fund                       105,245                     2,001                   989,238                     16,611
                                                            ----------------                                    -----------------
                                                         $          139,254                                  $         1,023,839
                                                            ================                                    =================

                                  Income Distribution from    Realized Gain/Loss   Realized Gain/Loss from
                                      Other Investment          on Investments         Other Investment
                                         Companies                  000's                 Companies
                                           000's                                            000's
                                      ---------------          -------------          --------------

Bond & Mortgage Securities         $           2,139        $             6        $               -
   Fund

Disciplined LargeCap Blend                     1,433                  1,824                    2,802
   Fund

High Yield Fund II                               414                      -                        -
International Emerging                         1,100                      -                      389
Markets
   Fund

International Growth Fund                      4,722                     13                    5,789
LargeCap Growth Fund                             422                     42                      746
LargeCap Value Fund                              797                    122                    2,038
Partners International Fund                    1,283                      -                    1,532
Partners LargeCap Blend                          301                      -                        -
Fund I
Partners LargeCap Growth                         469                      -                    1,440
   Fund I

Partners LargeCap Growth                         864                  4,187                      713
   Fund II

Partners LargeCap Value                          898                  2,208                    2,458
Fund
Partners LargeCap Value                          281                      -                      343
Fund I
Partners MidCap Growth Fund                       20                     -2                      202
Partners MidCap Value Fund                       134                      -                      293
I
Partners SmallCap Growth                           -                      1                      320
   Fund I

Partners SmallCap Growth                       1,464                     -5                      287
   Fund III

Partners SmallCap Value                          137                     -1                      334
Fund I
Preferred Securities Fund                      1,002                      -                        -
Real Estate Securities Fund                      237                     -3                    2,769
SmallCap S&P 600 Index Fund                      262                    356                      742
SmallCap Value Fund                              589                     44                      353
                                      ---------------          -------------          --------------
                                   $          18,968        $         8,792        $          23,550
                                      ===============          =============          ==============

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime 2050 Fund

                                                                Shares Held              Value (000's)
INVESTMENT COMPANIES (99.98%)
Principal Investors Fund, Inc. Institutional Class (99.98%)
Bond & Mortgage Securities Fund (a)                                 1,931,945        $            20,672
Disciplined LargeCap Blend Fund (a)                                 3,709,413                     62,763
High Yield Fund II (a)                                              1,507,666                     13,373
International Emerging Markets Fund (a)                               701,395                     19,583
International Growth Fund (a)                                       5,205,134                     71,935
LargeCap Growth Fund (a)                                            3,883,164                     32,191
LargeCap Value Fund (a)                                             1,735,107                     23,285
Partners International Fund (a)                                     2,240,107                     37,544
Partners LargeCap Blend Fund I (a)                                  3,265,907                     33,345
Partners LargeCap Growth Fund I (a)                                 4,435,178                     38,542
Partners LargeCap Value Fund (a)                                    1,459,884                     23,431
Partners LargeCap Value Fund I (a)                                  1,645,001                     24,116
Partners MidCap Growth Fund (a)(b)                                    862,546                      8,919
Partners MidCap Value Fund I (a)                                      594,633                      9,080
Partners SmallCap Growth Fund I (a)(b)                                848,498                      8,748
Partners SmallCap Growth Fund III (a)(b)                              692,624                      8,436
Partners SmallCap Value Fund I (a)                                    469,792                      9,006
Preferred Securities Fund (a)                                       1,355,107                     14,540
Real Estate Securities Fund (a)                                       685,104                     18,306
SmallCap S&P 600 Index Fund (a)                                       294,775                      5,554
SmallCap Value Fund (a)                                               440,993                      8,414
                                                                                        -----------------
                                                                                                 491,783
                                                                                        -----------------
TOTAL INVESTMENT COMPANIES                                                           $           491,783
                                                                                        -----------------
Total Investments                                                                    $           491,783
Other Assets in Excess of Liabilities, Net - 0.02%                                                   103
                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                           $           491,886
                                                                                        =================
                                                                                        -----------------

                                                                                        =================

(a)        Affiliated Security
(b)        Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $            55,874
Unrealized Depreciation                                          (515)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                      55,359
Cost for federal income tax purposes                           436,424
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ------- -----------------
Fund Type                                                      Percent
--------------------------------------------- ------- -----------------
Domestic Equity Funds                                           63.86%
International Equity Funds                                      26.24%
Fixed Income Funds                                               9.88%
Other Assets in Excess of Liabilities, Net                       0.02%
                                                      -----------------
TOTAL NET ASSETS                                               100.00%
                                                      =================

Affiliated Securities

                                 October 31, 2006                      Purchases                            Sales
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Bond & Mortgage Securities         2,129,778        $            22,682                   896,486        $            9,597
   Fund

Disciplined LargeCap Blend         4,468,706                     62,644                   397,331                     6,483
   Fund

High Yield Fund II                         -                          -                 1,509,742                    13,303
International Emerging               153,633                      3,639                   550,038                    14,322
Markets
   Fund

International Growth Fund          3,829,217                     40,873                 1,429,729                    18,508
LargeCap Growth Fund               3,804,313                     26,022                   367,565                     2,967
LargeCap Value Fund                1,656,061                     18,471                   240,858                     3,119
Partners International Fund          492,955                      7,381                 1,752,302                    27,597
Partners LargeCap Blend              725,376                      6,726                 2,546,664                    24,685
Fund I
Partners LargeCap Growth             878,989                      7,122                 3,563,398                    30,092
   Fund I

Partners LargeCap Growth           2,207,972                     17,117                    97,525                       824
   Fund II

Partners LargeCap Value            2,243,982                     28,884                   216,465                     3,349
Fund
Partners LargeCap Value              340,789                      4,553                 1,308,938                    18,244
Fund I
Partners MidCap Growth Fund          306,701                      2,863                   559,012                     5,462
Partners MidCap Value Fund           208,917                      2,863                   387,868                     5,562
I
Partners SmallCap Growth             313,777                      2,863                   537,878                     5,262
   Fund I

Partners SmallCap Growth             775,556                      8,605                   124,869                     1,497
   Fund III

Partners SmallCap Value              176,589                      3,208                   294,877                     5,509
Fund I
Preferred Securities Fund            864,458                      9,244                   493,082                     5,311
Real Estate Securities Fund          331,292                      6,808                   355,606                     9,656
SmallCap S&P 600 Index Fund          463,238                      7,019                    44,383                       817
SmallCap Value Fund                  517,587                      8,635                    62,140                     1,184
                                                       -----------------                                    ----------------
                                                    $           298,222                                  $          213,350
                                                       =================                                    ================

Affiliated Securities

                                   April 30, 2007
                              --------------------------
                                   Shares                Proceeds (000)                Shares                   Cost (000)
                              -----------------          ----------------          ----------------          -----------------
Bond & Mortgage Securities           1,094,319        $           11,716                 1,931,945        $            20,565
   Fund

Disciplined LargeCap Blend           1,156,624                    19,001                 3,709,413                     51,652
   Fund

High Yield Fund II                       2,076                        18                 1,507,666                     13,285
International Emerging                   2,276                        57                   701,395                     17,904
Markets
   Fund

International Growth Fund               53,812                       663                 5,205,134                     58,716
LargeCap Growth Fund                   288,714                     2,200                 3,883,164                     26,787
LargeCap Value Fund                    161,812                     2,000                 1,735,107                     19,593
Partners International Fund              5,150                        80                 2,240,107                     34,898
Partners LargeCap Blend                  6,133                        59                 3,265,907                     31,352
Fund I
Partners LargeCap Growth                 7,209                        60                 4,435,178                     37,154
   Fund I

Partners LargeCap Growth             2,305,497                    19,879                         -                          -
   Fund II

Partners LargeCap Value              1,000,563                    15,499                 1,459,884                     18,128
Fund
Partners LargeCap Value                  4,726                        65                 1,645,001                     22,732
Fund I
Partners MidCap Growth Fund              3,167                        31                   862,546                      8,294
Partners MidCap Value Fund               2,152                        32                   594,633                      8,393
I
Partners SmallCap Growth                 3,157                        31                   848,498                      8,094
   Fund I

Partners SmallCap Growth               207,801                     2,500                   692,624                      7,618
   Fund III

Partners SmallCap Value                  1,674                        31                   469,792                      8,686
Fund I
Preferred Securities Fund                2,433                        26                 1,355,107                     14,529
Real Estate Securities Fund              1,794                        51                   685,104                     16,413
SmallCap S&P 600 Index Fund            212,846                     4,001                   294,775                      4,107
SmallCap Value Fund                    138,734                     2,500                   440,993                      7,319
                                                         ----------------                                    -----------------
                                                      $           80,500                                  $           436,219
                                                         ================                                    =================


                                      Income Distribution from   Realized Gain/Loss  Realized Gain/Loss from
                                          Other Investment         on Investments        Other Investment
                                             Companies                 000's                Companies
                                               000's                                          000's
                                      --------------          --------------          --------------

Bond & Mortgage Securities         $            567        $              2        $              -
   Fund

Disciplined LargeCap Blend                      647                   1,526                   1,266
   Fund

High Yield Fund II                              183                       -                       -
International Emerging                          608                       -                     217
Markets
   Fund

International Growth Fund                     2,477                      -2                   3,053
LargeCap Growth Fund                            214                      -2                     379
LargeCap Value Fund                             392                       3                   1,001
Partners International Fund                     638                       -                     771
Partners LargeCap Blend                         134                       -                       -
Fund I
Partners LargeCap Growth                        240                       -                     751
   Fund I

Partners LargeCap Growth                        451                   1,938                     372
   Fund II

Partners LargeCap Value                         434                   1,394                   1,188
Fund
Partners LargeCap Value                         140                       -                     175
Fund I
Partners MidCap Growth Fund                      10                       -                     100
Partners MidCap Value Fund                       64                       -                     146
I
Partners SmallCap Growth                          -                       -                     160
   Fund I

Partners SmallCap Growth                        710                      16                     139
   Fund III

Partners SmallCap Value                          77                       -                     196
Fund I
Preferred Securities Fund                       350                       -                       -
Real Estate Securities Fund                      82                       -                     803
SmallCap S&P 600 Index Fund                     101                     272                     284
SmallCap Value Fund                             335                       -                     201
                                      --------------          --------------          --------------
                                   $          8,854        $          5,147        $         11,202
                                      ==============          ==============          ==============

Schedule of Investments

April 30, 2007 (unaudited)
Principal LifeTime Strategic Income Fund

                                                                  Shares Held              Value (000's)
INVESTMENT COMPANIES (99.54%)
Principal Investors Fund, Inc. Institutional Class (99.54%)
Bond & Mortgage Securities Fund (a)                                  21,046,924        $           225,202
Disciplined LargeCap Blend Fund (a)                                   1,126,894                     19,067
Inflation Protection Fund (a)                                         7,118,233                     68,050
International Growth Fund (a)                                         1,427,966                     19,735
LargeCap Growth Fund (a)                                              1,075,674                      8,917
LargeCap Value Fund (a)                                                 607,242                      8,149
Partners International Fund (a)                                         703,304                     11,787
Partners LargeCap Blend Fund I (a)                                    1,182,972                     12,078
Partners LargeCap Growth Fund I (a)                                     905,917                      7,873
Partners LargeCap Value Fund (a)                                        558,122                      8,958
Preferred Securities Fund (a)                                         3,377,234                     36,238
Real Estate Securities Fund (a)                                         903,954                     24,154
SmallCap S&P 600 Index Fund (a)                                         453,078                      8,536
Ultra Short Bond Fund (a)                                             6,451,747                     64,710
                                                                                          -----------------
                                                                                                   523,454
                                                                                          -----------------
TOTAL INVESTMENT COMPANIES                                                             $           523,454
                                                                                          -----------------
Total Investments                                                                      $           523,454
Other Assets in Excess of Liabilities, Net - 0.46%                                                   2,405
                                                                                          -----------------
TOTAL NET ASSETS - 100.00%                                                             $           525,859
                                                                                          =================
                                                                                          -----------------

                                                                                          =================

(a)        Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            30,078
Unrealized Depreciation                                       (2,108)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                     27,970

Cost for federal income tax purposes                          495,484
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ------ -----------------
Fund Type                                                     Percent
--------------------------------------------- ------ -----------------
Fixed Income Funds                                             74.96%
Domestic Equity Funds                                          18.59%
International Equity Funds                                      5.99%
Other Assets in Excess of Liabilities, Net                      0.46%
                                                     -----------------
TOTAL NET ASSETS                                              100.00%
                                                     =================

Affiliated Securities

                                 October 31, 2006                      Purchases                            Sales
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Bond & Mortgage Securities        14,556,253        $           156,019                 7,232,583        $           77,406
   Fund

Disciplined LargeCap Blend         1,335,389                     18,234                   125,928                     2,052
   Fund

Inflation Protection Fund            552,402                      5,298                 7,095,492                    67,723
International Growth Fund          1,124,864                     10,626                   425,298                     5,466
LargeCap Growth Fund               1,203,158                      7,749                   104,123                       840
LargeCap Value Fund                  530,359                      5,671                    81,839                     1,060
Partners International Fund          162,046                      2,430                   685,277                    10,700
Partners LargeCap Blend              254,261                      2,355                 1,126,399                    11,007
Fund I
Partners LargeCap Growth             272,574                      2,207                   859,531                     7,254
   Fund I

Partners LargeCap Growth             639,792                      4,647                    29,191                       247
   Fund II

Partners LargeCap Value              709,960                      8,680                    78,652                     1,216
Fund
Preferred Securities Fund          3,774,552                     40,768                   346,580                     3,716
Real Estate Securities Fund        1,021,139                     16,370                   159,021                     4,262
SmallCap S&P 600 Index Fund          464,396                      6,663                    67,021                     1,233
Ultra Short Bond Fund              8,829,006                     88,734                   678,197                     6,808
                                                       -----------------                                    ----------------
                                                    $           376,451                                  $          200,990
                                                       =================                                    ================

Affiliated Securities

                                  April 30, 2007
                             --------------------------
                                  Shares                Proceeds (000)                Shares                   Cost (000)
                             -----------------          ----------------          ----------------          -----------------
Bond & Mortgage Securities            741,912        $            7,934                21,046,924        $           225,491
   Fund

Disciplined LargeCap Blend            334,423                     5,346                 1,126,894                     15,207
   Fund

Inflation Protection Fund             529,661                     5,008                 7,118,233                     68,009
International Growth Fund             122,196                     1,520                 1,427,966                     14,548
LargeCap Growth Fund                  231,607                     1,769                 1,075,674                      6,820
LargeCap Value Fund                     4,956                        65                   607,242                      6,666
Partners International Fund           144,019                     2,188                   703,304                     10,947
Partners LargeCap Blend               197,688                     1,943                 1,182,972                     11,424
Fund I
Partners LargeCap Growth              226,188                     1,863                   905,917                      7,603
   Fund I

Partners LargeCap Growth              668,983                     5,758                         -                          -
   Fund II

Partners LargeCap Value               230,490                     3,568                   558,122                      6,638
Fund
Preferred Securities Fund             743,898                     8,032                 3,377,234                     36,445
Real Estate Securities Fund           276,206                     7,451                   903,954                     14,046
SmallCap S&P 600 Index Fund            78,339                     1,369                   453,078                      6,532
Ultra Short Bond Fund               3,055,456                    30,753                 6,451,747                     64,830
                                                        ----------------                                    -----------------
                                                     $           84,567                                  $           495,206
                                                        ================                                    =================

                                Income Distribution from    Realized Gain/Loss    Realized Gain/Loss from
                                    Other Investment          on Investments          Other Investment
                                       Companies                  000's                  Companies
                                         000's                                             000's
                                      ---------------          -------------          -------------

Bond & Mortgage Securities         $           4,779        $             -        $             -
   Fund

Disciplined LargeCap Blend                       227                    267                    445
   Fund

Inflation Protection Fund                        989                     -4                      -
International Growth Fund                        716                    -24                    885
LargeCap Growth Fund                              68                      -                    120
LargeCap Value Fund                              125                      -                    320
Partners International Fund                      182                      5                    218
Partners LargeCap Blend                           34                      5                      -
Fund I
Partners LargeCap Growth                          49                      5                    151
   Fund I

Partners LargeCap Growth                         135                    864                    111
   Fund II

Partners LargeCap Value                          151                    310                    413
Fund
Preferred Securities Fund                      1,031                     -7                      -
Real Estate Securities Fund                      164                    865                  2,023
SmallCap S&P 600 Index Fund                      152                      5                    429
Ultra Short Bond Fund                          1,904                     41                     13
                                      ---------------          -------------          -------------
                                   $          10,706        $         2,332        $         5,128
                                      ===============          =============          =============


Schedule of Investments

April 30, 2007 (unaudited)
SAM Balanced Portfolio

                                                               Shares Held              Value (000's)
INVESTMENT COMPANIES (100.04%)
Principal Investors Fund, Inc. Institutional Class (100.04%)
Disciplined LargeCap Blend Fund (a)                               31,507,479        $           533,107
Diversified International Fund (a)                                24,509,074                    366,901
Equity Income Fund I (a)                                          29,941,934                    692,557
High Yield Fund II (a)                                            24,782,567                    219,821
Income Fund (a)                                                   53,258,614                    486,251
International Emerging Markets Fund (a)                            3,042,092                     84,935
LargeCap Growth Fund (a)                                          98,258,782                    814,565
MidCap Stock Fund (a)                                              8,487,714                    190,974
Money Market Fund (a)                                             24,152,317                     24,152
Mortgage Securities Fund (a)                                      76,095,295                    803,566
Real Estate Securities Fund (a)                                    4,499,540                    120,228
Short Term Income Fund (a)                                         3,649,312                     42,478
SmallCap Growth Fund (a)(b)                                        9,976,856                     94,082
SmallCap Value Fund (a)                                            4,373,578                     83,448
West Coast Equity Fund (a)                                         5,204,299                    236,483
                                                                                              4,793,548
                                                                                       -----------------
TOTAL INVESTMENT COMPANIES                                                          $         4,793,548
                                                                                       -----------------
Total Investments                                                                   $         4,793,548
Liabilities in Excess of Other Assets, Net - (0.04)%                                            (1,770)
                                                                                       -----------------
TOTAL NET ASSETS - 100.00%                                                          $         4,791,778
                                                                                       =================
                                                                                       -----------------

                                                                                       =================

(a)        Affiliated Security
(b)        Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           780,441
Unrealized Depreciation                                        (18,160)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                      762,281
Cost for federal income tax purposes                          4,031,267
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- -------- -----------------
Fund Type                                                       Percent
--------------------------------------------- -------- -----------------
Domestic Equity Funds                                            58.22%
Fixed Income Funds                                               32.39%
International Equity Funds                                        9.43%
Liabilities in Excess of Other Assets, Net                     (-0.04%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Affiliated Securities

                                 October 31, 2006                    Purchases (c)                        Sales (c)
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Disciplined LargeCap Blend                 -        $                 -                35,316,614        $          492,792
   Fund

Diversified International                  -                          -                28,788,146                   334,026
Fund
Equity Income Fund I                       -                          -                30,639,595                   533,145
High Yield Fund II                         -                          -                25,484,832                   201,677
Income Fund                                -                          -                54,893,314                   501,198
International Emerging                     -                          -                 3,076,939                    79,795
Markets
   Fund

LargeCap Growth Fund                       -                          -                99,622,033                   660,637
MidCap Stock Fund                          -                          -                11,564,351                   156,798
Money Market Fund                          -                          -                91,655,577                    91,656
Mortgage Securities Fund                   -                          -                78,012,451                   836,913
Real Estate Securities Fund                -                          -                 5,688,023                   106,404
Short Term Income Fund                     -                          -                 3,879,729                    45,193
SmallCap Growth Fund                       -                          -                10,458,266                    58,605
SmallCap Value Fund                        -                          -                 5,055,171                    89,153
West Coast Equity Fund                     -                          -                 6,497,126                   218,954
WM Equity Income Fund             25,452,906                    417,344                 1,486,126                    32,646
WM Growth & Income Fund           20,620,000                    452,890                 2,081,911                    54,054
WM Growth Fund                    42,293,680                    630,408                    78,510                     1,416
WM High Yield Fund                24,487,823                    193,002                 1,037,707                     9,097
WM Income Fund                    53,059,963                    484,795                   793,480                     7,243
WM International Growth           29,041,873                    265,088                 6,847,393                    78,894
Fund
WM Mid Cap Stock Fund             11,303,897                    150,711                   596,820                    12,670
WM REIT Fund                       6,943,837                     76,669                 1,988,176                    37,470
WM Short Term Income Fund         18,996,851                     44,259                   201,982                       469
WM Small Cap Growth Fund           5,751,117                     58,356                         -                         -
WM Small Cap Value Fund            7,484,011                     74,512                 1,495,675                    16,739
WM U.S. Government                76,004,999                    816,140                   937,219                     9,900
   Securities Fund

WM West Coast Equity Fund          6,468,699                    217,529                   189,015                     8,368
                                                       -----------------                                    ----------------
                                                    $         3,881,703                                  $        4,675,912
                                                       =================                                    ================

Affiliated Securities

                                    April 30, 2007
                               --------------------------
                                    Shares                Proceeds (000)                Shares                   Cost (000)
                               -----------------          ----------------          ----------------          -----------------
Disciplined LargeCap Blend            3,809,135        $           62,081                31,507,479        $           431,657
   Fund

Diversified International             4,279,072                    59,812                24,509,074                    270,678
Fund
Equity Income Fund I                    697,661                    15,644                29,941,934                    517,614
High Yield Fund II                      702,265                     6,191                24,782,567                    195,441
Income Fund                           1,634,700                    14,898                53,258,614                    485,705
International Emerging                   34,847                       945                 3,042,092                     78,879
Markets
   Fund

LargeCap Growth Fund                  1,363,251                    10,994                98,258,782                    649,548
MidCap Stock Fund                     3,076,637                    65,708                 8,487,714                    103,402
Money Market Fund                    67,503,260                    67,504                24,152,317                     24,152
Mortgage Securities Fund              1,917,156                    20,188                76,095,295                    815,853
Real Estate Securities Fund           1,188,483                    33,169                 4,499,540                     73,729
Short Term Income Fund                  230,417                     2,674                 3,649,312                     42,424
SmallCap Growth Fund                    481,410                     4,324                 9,976,856                     54,474
SmallCap Value Fund                     681,593                    12,932                 4,373,578                     76,007
West Coast Equity Fund                1,292,827                    56,818                 5,204,299                    165,622
WM Equity Income Fund                26,939,032                   450,803                         -                          -
WM Growth & Income Fund              22,701,911                   508,473                         -                          -
WM Growth Fund                       42,372,190                   632,097                         -                          -
WM High Yield Fund                   25,525,530                   202,018                         -                          -
WM Income Fund                       53,853,443                   491,803                         -                          -
WM International Growth              35,889,266                   344,478                         -                          -
Fund
WM Mid Cap Stock Fund                11,900,717                   163,963                         -                          -
WM REIT Fund                          8,932,013                   115,515                         -                          -
WM Short Term Income Fund            19,198,833                    44,728                         -                          -
WM Small Cap Growth Fund              5,751,117                    58,356                         -                          -
WM Small Cap Value Fund               8,979,686                    91,421                         -                          -
WM U.S. Government                   76,942,218                   825,687                         -                          -
   Securities Fund

WM West Coast Equity Fund             6,657,714                   226,037                         -                          -
                                                          ----------------                                    -----------------
                                                       $        4,589,261                                  $         3,985,185
                                                          ================                                    =================

                                      Income Distribution from              Realized Gain/Loss          Realized Gain/Loss from
                                          Other Investment                    on Investments                Other Investment
                                             Companies                            000's                        Companies
                                               000's                                                             000's
                                      -------------------------          -------------------------      -------------------------

Disciplined LargeCap Blend         $                         -        $                       946    $                         -
   Fund

Diversified International                                    -                             -3,536                              -
Fund
Equity Income Fund I                                     2,774                                113                              -
High Yield Fund II                                       4,862                                -45                              -
Income Fund                                              8,132                               -595                              -
International Emerging                                       -                                 29                              -
Markets
   Fund

LargeCap Growth Fund                                         -                                -95                              -
MidCap Stock Fund                                            -                             12,312                              -
Money Market Fund                                          539                                  -                              -
Mortgage Securities Fund                                11,690                               -872                              -
Real Estate Securities Fund                                189                                494                              -
Short Term Income Fund                                     556                                -95                              -
SmallCap Growth Fund                                         -                                193                              -
SmallCap Value Fund                                          -                               -214                              -
West Coast Equity Fund                                       -                              3,486                              -
WM Equity Income Fund                                    3,503                                813                         29,144
WM Growth & Income Fund                                 10,455                              1,529                         43,599
WM Growth Fund                                           1,416                                273                              -
WM High Yield Fund                                       3,755                                -81                          4,481
WM Income Fund                                           6,004                               -235                              -
WM International Growth                                 19,968                                496                         58,926
Fund
WM Mid Cap Stock Fund                                    2,555                                582                         10,115
WM REIT Fund                                             3,674                              1,376                         33,796
WM Short Term Income Fund                                  397                                  -                              -
WM Small Cap Growth Fund                                     -                                  -                              -
WM Small Cap Value Fund                                  3,744                                170                         12,995
WM U.S. Government                                       8,183                               -353                              -
   Securities Fund

WM West Coast Equity Fund                                2,246                                140                          6,121
                                      -------------------------          -------------------------      -------------------------
                                   $                    94,642        $                    16,831    $                   199,177
                                      =========================          =========================      =========================

Schedule of Investments

April 30, 2007 (unaudited)
SAM Conservative Balanced Portfolio

                                                               Shares Held              Value (000's)

INVESTMENT COMPANIES (100.28%)
Principal Investors Fund, Inc. Institutional Class (100.28%)
Disciplined LargeCap Blend Fund (a)                                2,926,984        $            49,525
Diversified International Fund (a)                                 2,260,917                     33,846
Equity Income Fund I (a)                                           2,775,692                     64,202
High Yield Fund II (a)                                             4,283,995                     37,999
Income Fund (a)                                                   12,560,482                    114,677
International Emerging Markets Fund (a)                              282,127                      7,877
LargeCap Growth Fund (a)                                           9,036,920                     74,916
MidCap Stock Fund (a)                                                818,377                     18,413
Money Market Fund (a)                                                 26,030                         26
Mortgage Securities Fund (a)                                      15,915,224                    168,065
Real Estate Securities Fund (a)                                      423,513                     11,316
Short Term Income Fund (a)                                         3,051,886                     35,524
SmallCap Growth Fund (a)(b)                                          859,598                      8,106
SmallCap Value Fund (a)                                              403,673                      7,702
West Coast Equity Fund (a)                                           485,764                     22,073
                                                                                                654,267
                                                                                       -----------------
TOTAL INVESTMENT COMPANIES                                                          $           654,267
                                                                                       -----------------
Total Investments                                                                   $           654,267
Liabilities in Excess of Other Assets, Net - (0.28)%                                            (1,846)

                                                                                       -----------------
TOTAL NET ASSETS - 100.00%                                                          $           652,421
                                                                                       =================
                                                                                       -----------------

                                                                                       =================

(a)        Affiliated Security
(b)        Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            73,135
Unrealized Depreciation                                           (5,436)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         67,699
Cost for federal income tax purposes                              586,568
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ---------- -----------------
Fund Type                                                         Percent
--------------------------------------------- ---------- -----------------
Fixed Income Funds                                                 54.61%
Domestic Equity Funds                                              39.28%
International Equity Funds                                          6.39%
Liabilities in Excess of Other Assets, Net                       (-0.28%)
                                                         -----------------
TOTAL NET ASSETS                                                  100.00%
                                                         =================

Affiliated Securities

                                 October 31, 2006                    Purchases (c)                        Sales (c)
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Disciplined LargeCap Blend                 -        $                 -                 3,245,386        $           44,217
   Fund

Diversified International                  -                          -                 2,612,339                    29,160
Fund
Equity Income Fund I                       -                          -                 2,848,120                    48,871
High Yield Fund II                         -                          -                 4,431,420                    34,303
Income Fund                                -                          -                12,991,805                   119,727
International Emerging                     -                          -                   285,260                     7,287
Markets
   Fund

LargeCap Growth Fund                       -                          -                 9,241,688                    61,404
MidCap Stock Fund                          -                          -                 1,075,195                    15,974
Money Market Fund                          -                          -                   826,088                       826
Mortgage Securities Fund                   -                          -                16,476,754                   177,813
Real Estate Securities Fund                -                          -                   531,359                    10,182
Short Term Income Fund                     -                          -                 3,151,480                    37,114
SmallCap Growth Fund                       -                          -                   887,200                     4,660
SmallCap Value Fund                        -                          -                   421,990                     7,431
West Coast Equity Fund                     -                          -                   597,173                    19,332
WM Equity Income Fund              2,638,136                     44,128                   101,824                     2,237
WM Growth & Income Fund            1,903,681                     40,775                   184,047                     4,779
WM Growth Fund                     3,652,830                     53,622                     6,364                       115
WM High Yield Fund                 4,266,214                     32,846                   273,518                     2,398
WM Income Fund                    12,647,139                    116,667                   352,033                     3,213
WM International Growth            2,623,920                     22,773                         -                         -
Fund
WM Mid Cap Stock Fund              1,049,968                     15,368                    60,931                     1,294
WM REIT Fund                         642,063                      7,301                   118,018                     2,226
WM Short Term Income Fund         15,559,806                     36,688                   463,124                     1,074
WM Small Cap Growth Fund             476,428                      4,453                         -                         -
WM Small Cap Value Fund              621,416                      6,177                   147,327                     1,650
WM U.S. Government                16,048,811                    173,450                   314,385                     3,321
   Securities Fund

WM West Coast Equity Fund            593,608                     19,157                     7,473                       331
                                                       -----------------                                    ----------------
                                                    $           573,405                                  $          640,939
                                                       =================                                    ================

Affiliated Securities

                                     April 30, 2007
                             -  --------------------------
                                     Shares                Proceeds (000)                Shares                   Cost (000)
                             -  -----------------          ----------------          ----------------          -----------------
Disciplined LargeCap Blend               318,402        $            5,202                 2,926,984        $            39,119
   Fund

Diversified International                351,422                     4,928                 2,260,917                     24,187
Fund
Equity Income Fund I                      72,428                     1,636                 2,775,692                     47,255
High Yield Fund II                       147,425                     1,300                 4,283,995                     33,007
Income Fund                              431,323                     3,928                12,560,482                    115,645
International Emerging                     3,133                        86                   282,127                      7,206
Markets
   Fund

LargeCap Growth Fund                     204,768                     1,667                 9,036,920                     59,737
MidCap Stock Fund                        256,818                     5,492                   818,377                     11,442
Money Market Fund                        800,058                       800                    26,030                         26
Mortgage Securities Fund                 561,530                     5,917                15,915,224                    171,615
Real Estate Securities Fund              107,846                     3,009                   423,513                      7,202
Short Term Income Fund                    99,594                     1,157                 3,051,886                     35,918
SmallCap Growth Fund                      27,602                       251                   859,598                      4,416
SmallCap Value Fund                       18,317                       348                   403,673                      7,060
West Coast Equity Fund                   111,409                     4,901                   485,764                     14,719
WM Equity Income Fund                  2,739,960                    46,496                         -                          -
WM Growth & Income Fund                2,087,728                    45,763                         -                          -
WM Growth Fund                         3,659,194                    53,782                         -                          -
WM High Yield Fund                     4,539,732                    35,251                         -                          -
WM Income Fund                        12,999,172                   119,805                         -                          -
WM International Growth                2,623,920                    22,836                         -                          -
Fund
WM Mid Cap Stock Fund                  1,110,899                    16,735                         -                          -
WM REIT Fund                             760,081                     9,634                         -                          -
WM Short Term Income Fund             16,022,930                    37,728                         -                          -
WM Small Cap Growth Fund                 476,428                     4,454                         -                          -
WM Small Cap Value Fund                  768,743                     7,841                         -                          -
WM U.S. Government                    16,363,196                   176,622                         -                          -
   Securities Fund

WM West Coast Equity Fund                601,081                    19,507                         -                          -
                                                           ----------------                                    -----------------
                                                        $          637,076                                  $           578,554
                                                           ================                                    =================

                                  Income Distribution from   Realized Gain/Loss    Realized Gain/Loss from
                                      Other Investment         on Investments          Other Investment
                                         Companies                 000's                  Companies
                                           000's                                            000's
                                  -------------------    -------------------------      -----------------------

Disciplined LargeCap Blend         $                   -  $            104    $               -
   Fund

Diversified International                              -               -45                    -
Fund
Equity Income Fund I                                 256                20                    -
High Yield Fund II                                   841                 4                    -
Income Fund                                        1,918              -154                    -
International Emerging                                 -                 5                    -
Markets
   Fund

LargeCap Growth Fund                                   -                 -                    -
MidCap Stock Fund                                      -               960                    -
Money Market Fund                                      4                 -                    -
Mortgage Securities Fund                           2,450              -281                    -
Real Estate Securities Fund                           18                29                    -
Short Term Income Fund                               463               -39                    -
SmallCap Growth Fund                                   -                 7                    -
SmallCap Value Fund                                    -               -23                    -
West Coast Equity Fund                                 -               288                    -
WM Equity Income Fund                                360               131                2,998
WM Growth & Income Fund                              957               209                3,971
WM Growth Fund                                       122                45                    -
WM High Yield Fund                                   652                 7                  778
WM Income Fund                                     1,427               -75                    -
WM International Growth                            1,801                63                5,310
Fund
WM Mid Cap Stock Fund                                237                73                  936
WM REIT Fund                                         342               107                3,135
WM Short Term Income Fund                            321               -34                    -
WM Small Cap Growth Fund                               -                 1                    -
WM Small Cap Value Fund                              311                14                1,076
WM U.S. Government                                 1,721              -149                    -
   Securities Fund

WM West Coast Equity Fund                            206                19                  560
                                      -------------------    --------------      ---------------
                                   $              14,407  $          1,286    $          18,764
                                      ===================    ==============      ===============

Schedule of Investments

April 30, 2007 (unaudited)
SAM Conservative Growth Portfolio

                                                               Shares Held              Value (000's)
INVESTMENT COMPANIES (100.11%)
Principal Investors Fund, Inc. Institutional Class (100.11%)
Disciplined LargeCap Blend Fund (a)                               33,288,567        $           563,243
Diversified International Fund (a)                                25,869,181                    387,262
Equity Income Fund I (a)                                          31,636,047                    731,742
High Yield Fund II (a)                                            11,470,808                    101,746
Income Fund (a)                                                   18,140,729                    165,625
International Emerging Markets Fund (a)                            3,208,333                     89,577
LargeCap Growth Fund (a)                                         101,450,290                    841,023
MidCap Stock Fund (a)                                              9,761,070                    219,624
Money Market Fund (a)                                                144,619                        145
Mortgage Securities Fund (a)                                      26,018,782                    274,758
Real Estate Securities Fund (a)                                    4,771,016                    127,481
SmallCap Growth Fund (a)(b)                                       11,052,227                    104,222
SmallCap Value Fund (a)                                            4,700,491                     89,685
West Coast Equity Fund (a)                                         5,485,834                    249,276
                                                                                              3,945,409
                                                                                       -----------------
TOTAL INVESTMENT COMPANIES                                                          $         3,945,409
                                                                                       -----------------
Total Investments                                                                   $         3,945,409
Liabilities in Excess of Other Assets, Net - (0.11)%                                            (4,342)
                                                                                       -----------------
TOTAL NET ASSETS - 100.00%                                                          $         3,941,067
                                                                                       =================
                                                                                       -----------------

                                                                                       =================

(a)        Affiliated Security
(b)        Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           788,031
Unrealized Depreciation                                       (4,938)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                    783,093
Cost for federal income tax purposes                        3,162,316
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ------ -----------------
Fund Type                                                     Percent
--------------------------------------------- ------ -----------------
Domestic Equity Funds                                          74.25%
Fixed Income Funds                                             13.76%
International Equity Funds                                     12.10%
Liabilities in Excess of Other Assets, Net                   (-0.11%)
                                                     -----------------
TOTAL NET ASSETS                                              100.00%
                                                     =================

Affiliated Securities

                                 October 31, 2006                    Purchases (c)                        Sales (c)
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Disciplined LargeCap Blend                 -        $                 -                38,530,586        $          541,651
   Fund

Diversified International                  -                          -                29,185,977                   342,627
Fund
Equity Income Fund I                       -                          -                32,590,588                   580,752
High Yield Fund II                         -                          -                11,880,232                    90,610
Income Fund                                -                          -                18,808,933                   169,164
International Emerging                     -                          -                 3,272,651                    84,730
Markets
   Fund

LargeCap Growth Fund                       -                          -               103,002,324                   704,057
MidCap Stock Fund                          -                          -                12,212,071                   164,516
Money Market Fund                          -                          -                74,149,338                    74,149
Mortgage Securities Fund                   -                          -                26,983,552                   289,260
Real Estate Securities Fund                -                          -                 6,199,871                   117,725
SmallCap Growth Fund                       -                          -                11,844,610                    69,988
SmallCap Value Fund                        -                          -                 5,722,659                   101,009
West Coast Equity Fund                     -                          -                 6,966,881                   236,848
WM Equity Income Fund             27,504,485                    467,414                 1,609,985                    35,367
WM Growth & Income Fund           22,272,138                    492,368                 2,273,550                    59,028
WM Growth Fund                    42,763,397                    658,049                    80,179                     1,446
WM High Yield Fund                11,065,461                     83,462                   470,294                     4,123
WM Income Fund                    16,355,389                    146,979                   244,810                     2,235
WM International Growth           29,310,687                    271,032                 6,946,264                    80,028
Fund
WM Mid Cap Stock Fund             11,886,500                    157,167                   629,594                    13,366
WM REIT Fund                       7,497,473                     84,190                 2,165,539                    40,803
WM Small Cap Growth Fund           6,543,442                     70,201                         -                         -
WM Small Cap Value Fund            8,433,938                     83,943                 1,694,447                    18,961
WM U.S. Government                26,569,201                    284,969                   327,957                     3,464
   Securities Fund

WM West Coast Equity Fund          6,881,323                    232,958                   202,054                     8,945
                                                       -----------------                                    ----------------
                                                    $         3,032,732                                  $        3,834,852
                                                       =================                                    ================

 Affiliated Securities

                                  April 30, 2007
                             --------------------------
                                  Shares                Proceeds (000)                Shares                   Cost (000)
                             -----------------          ----------------          ----------------          -----------------
Disciplined LargeCap Blend          5,242,019        $           85,425                33,288,567        $           458,147
   Fund

Diversified International           3,316,796                    46,454                25,869,181                    293,040
Fund
Equity Income Fund I                  954,541                    21,412                31,636,047                    559,503
High Yield Fund II                    409,424                     3,611                11,470,808                     87,007
Income Fund                           668,204                     6,094                18,140,729                    162,889
International Emerging                 64,318                     1,681                 3,208,333                     83,033
Markets
   Fund

LargeCap Growth Fund                1,552,034                    12,572               101,450,290                    688,657
MidCap Stock Fund                   2,451,001                    52,427                 9,761,070                    121,207
Money Market Fund                  74,004,719                    74,004                   144,619                        145
Mortgage Securities Fund              964,770                    10,173                26,018,782                    278,683
Real Estate Securities Fund         1,428,855                    39,952                 4,771,016                     78,941
SmallCap Growth Fund                  792,383                     7,100                11,052,227                     63,204
SmallCap Value Fund                 1,022,168                    19,401                 4,700,491                     81,471
West Coast Equity Fund              1,481,047                    65,111                 5,485,834                    176,110
WM Equity Income Fund              29,114,470                   503,414                         -                          -
WM Growth & Income Fund            24,545,688                   552,430                         -                          -
WM Growth Fund                     42,843,576                   656,932                         -                          -
WM High Yield Fund                 11,535,755                    87,576                         -                          -
WM Income Fund                     16,600,199                   149,161                         -                          -
WM International Growth            36,256,951                   351,443                         -                          -
Fund
WM Mid Cap Stock Fund              12,516,094                   170,990                         -                          -
WM REIT Fund                        9,663,012                   126,058                         -                          -
WM Small Cap Growth Fund            6,543,442                    70,188                         -                          -
WM Small Cap Value Fund            10,128,385                   103,075                         -                          -
WM U.S. Government                 26,897,158                   288,351                         -                          -
   Securities Fund

WM West Coast Equity Fund           7,083,377                   241,984                         -                          -
                                                        ----------------                                    -----------------
                                                     $        3,747,019                                  $         3,132,037
                                                        ================                                    =================

                            Income Distribution from        Realized Gain/Loss    Realized Gain/Loss from
                                Other Investment              on Investments          Other Investment
                                   Companies                      000's                  Companies
                                     000's                                                 000's
                                      ---------------          -------------          ------------

Disciplined LargeCap Blend         $               -        $         1,921        $            -
   Fund

Diversified International                          -                 -3,133                     -
Fund
Equity Income Fund I                           2,929                    163                     -
High Yield Fund II                             2,259                      8                     -
Income Fund                                    2,754                   -181                     -
International Emerging                             -                    -16                     -
Markets
   Fund

LargeCap Growth Fund                               -                 -2,828                     -
MidCap Stock Fund                                  -                  9,118                     -
Money Market Fund                                224                      -                     -
Mortgage Securities Fund                       4,024                   -404                     -
Real Estate Securities Fund                      201                  1,168                     -
SmallCap Growth Fund                               -                    316                     -
SmallCap Value Fund                                -                   -137                     -
West Coast Equity Fund                             -                  4,373                     -
WM Equity Income Fund                          3,806                    633                31,562
WM Growth & Income Fund                       11,395                  1,034                47,632
WM Growth Fund                                 1,446                 -2,563                     -
WM High Yield Fund                             1,703                     -9                 2,031
WM Income Fund                                 1,852                    -53                     -
WM International Growth                       20,258                    383                59,769
Fund
WM Mid Cap Stock Fund                          2,696                    457                10,670
WM REIT Fund                                   3,998                  1,065                36,805
WM Small Cap Growth Fund                           -                    -13                     -
WM Small Cap Value Fund                        4,237                    171                14,725
WM U.S. Government                             2,864                    -82                     -
   Securities Fund

WM West Coast Equity Fund                      2,406                     81                 6,539
                                      ---------------          -------------          ------------
                                   $          69,052        $        11,472        $      209,733
                                      ===============          =============          ============



Schedule of Investments

April 30, 2007 (unaudited)
SAM Flexible Income Portfolio

                                                             Shares Held              Value (000's)
INVESTMENT COMPANIES (99.82%)
Principal Investors Fund, Inc. Institutional Class (99.82%)
Disciplined LargeCap Blend Fund (a)                              2,811,157        $            47,565
Equity Income Fund I (a)                                         1,969,506                     45,554
High Yield Fund II (a)                                           6,135,845                     54,425
Income Fund (a)                                                 22,171,815                    202,429
LargeCap Growth Fund (a)                                         7,600,422                     63,007
MidCap Stock Fund (a)                                              875,235                     19,693
Mortgage Securities Fund (a)                                    24,052,560                    253,995
Real Estate Securities Fund (a)                                    354,084                      9,461
Short Term Income Fund (a)                                       8,240,116                     95,915
SmallCap Growth Fund (a)(b)                                        897,118                      8,460
SmallCap Value Fund (a)                                            421,996                      8,052
West Coast Equity Fund (a)                                         231,891                     10,537
                                                                                              819,093
                                                                                     -----------------
TOTAL INVESTMENT COMPANIES                                                        $           819,093
                                                                                     -----------------
Total Investments                                                                 $           819,093
Other Assets in Excess of Liabilities, Net - 0.18%                                              1,479
                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                        $           820,572
                                                                                     =================
                                                                                     -----------------

                                                                                     =================

(a)        Affiliated Security
(b)        Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            73,991
Unrealized Depreciation                                          (6,408)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                        67,583
Cost for federal income tax purposes                             751,510
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- --------- -----------------
Fund Type                                                        Percent
--------------------------------------------- --------- -----------------
Fixed Income Funds                                                73.94%
Domestic Equity Funds                                             25.88%
Other Assets in Excess of Liabilities, Net                         0.18%
                                                        -----------------
TOTAL NET ASSETS                                                 100.00%
                                                        =================

Affiliated Securities

                                 October 31, 2006                    Purchases (c)                        Sales (c)
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Disciplined LargeCap Blend                 -        $                 -                 3,127,246        $           37,778
   Fund

Equity Income Fund I                       -                          -                 2,057,116                    31,740
High Yield Fund II                         -                          -                 6,554,335                    48,776
Income Fund                                -                          -                23,505,158                   214,395
LargeCap Growth Fund                       -                          -                 7,900,870                    47,955
MidCap Stock Fund                          -                          -                 1,153,762                    13,522
Mortgage Securities Fund                   -                          -                25,439,252                   273,599
Real Estate Securities Fund                -                          -                   370,748                     6,793
Short Term Income Fund                     -                          -                 8,711,053                   102,066
SmallCap Growth Fund                       -                          -                 1,057,042                     4,611
SmallCap Value Fund                        -                          -                   497,952                     8,736
West Coast Equity Fund                     -                          -                   250,670                     6,206
WM Equity Income Fund              1,774,927                     25,223                   101,824                     2,237
WM Growth & Income Fund            1,938,075                     36,710                   184,047                     4,779
WM Growth Fund                     3,621,984                     50,254                     6,364                       115
WM High Yield Fund                 6,527,510                     48,482                   273,518                     2,398
WM Income Fund                    23,672,049                    216,157                   352,033                     3,213
WM Mid Cap Stock Fund              1,181,439                     13,858                    60,931                     1,294
WM REIT Fund                         419,895                      4,191                   118,018                     2,226
WM Short Term Income Fund         43,913,189                    103,001                   463,124                     1,074
WM Small Cap Growth Fund             611,467                      4,959                         -                         -
WM Small Cap Value Fund              765,097                      7,615                   147,327                     1,650
WM U.S. Government                25,615,933                    275,879                   314,385                     3,321
   Securities Fund

WM West Coast Equity Fund            262,137                      6,583                     7,473                       331
                                                       -----------------                                    ----------------
                                                    $           792,912                                  $          818,815
                                                       =================                                    ================

Affiliated Securities

                                    April 30, 2007
                             ----------------------------
                                    Shares                Proceeds (000)                Shares                   Cost (000)
                             -------------------          ----------------          ----------------          -----------------
Disciplined LargeCap Blend              316,089        $            5,130                 2,811,157        $            32,809
   Fund

Equity Income Fund I                     87,610                     1,978                 1,969,506                     29,788
High Yield Fund II                      418,490                     3,690                 6,135,845                     45,244
Income Fund                           1,333,343                    12,134                22,171,815                    201,943
LargeCap Growth Fund                    300,448                     2,430                 7,600,422                     45,512
MidCap Stock Fund                       278,527                     5,961                   875,235                      9,689
Mortgage Securities Fund              1,386,692                    14,607                24,052,560                    258,376
Real Estate Securities Fund              16,664                       463                   354,084                      6,285
Short Term Income Fund                  470,937                     5,469                 8,240,116                     96,439
SmallCap Growth Fund                    159,924                     1,431                   897,118                      3,734
SmallCap Value Fund                      75,956                     1,442                   421,996                      7,314
West Coast Equity Fund                   18,779                       832                   231,891                      5,630
WM Equity Income Fund                 1,876,751                    27,730                         -                          -
WM Growth & Income Fund               2,122,122                    42,323                         -                          -
WM Growth Fund                        3,628,348                    50,522                         -                          -
WM High Yield Fund                    6,801,028                    50,940                         -                          -
WM Income Fund                       24,024,082                   219,159                         -                          -
WM Mid Cap Stock Fund                 1,242,370                    15,416                         -                          -
WM REIT Fund                            537,913                     6,583                         -                          -
WM Short Term Income Fund            44,376,313                   103,969                         -                          -
WM Small Cap Growth Fund                611,467                     5,067                         -                          -
WM Small Cap Value Fund                 912,424                     9,327                         -                          -
WM U.S. Government                   25,930,318                   278,802                         -                          -
   Securities Fund

WM West Coast Equity Fund               269,610                     7,044                         -                          -
                                                          ----------------                                    -----------------
                                                       $          872,449                                  $           742,763
                                                          ================                                    =================


                              Income Distribution from    Realized Gain/Loss   Realized Gain/Loss from
                                  Other Investment          on Investments         Other Investment
                                     Companies                  000's                 Companies
                                       000's                                            000's
                                      ------------          -----------          -----------

Disciplined LargeCap Blend         $            -        $         161        $           -
   Fund

Equity Income Fund I                          184                   26                    -
High Yield Fund II                          1,218                  158                    -
Income Fund                                 3,423                 -318                    -
LargeCap Growth Fund                            -                  -13                    -
MidCap Stock Fund                               -                2,128                    -
Mortgage Securities Fund                    3,742                 -616                    -
Real Estate Securities Fund                    15                  -45                    -
Short Term Income Fund                      1,264                 -158                    -
SmallCap Growth Fund                            -                  554                    -
SmallCap Value Fund                             -                   20                    -
West Coast Equity Fund                          -                  256                    -
WM Equity Income Fund                         238                  270                1,999
WM Growth & Income Fund                       934                  834                3,846
WM Growth Fund                                115                  153                    -
WM High Yield Fund                            984                   60                1,175
WM Income Fund                              2,638                 -211                    -
WM Mid Cap Stock Fund                         258                  264                1,035
WM REIT Fund                                  219                  166                2,007
WM Short Term Income Fund                     900                 -106                    -
WM Small Cap Growth Fund                        -                  108                    -
WM Small Cap Value Fund                       370                   62                1,280
WM U.S. Government                          2,720                 -398                    -
   Securities Fund

WM West Coast Equity Fund                      88                  130                  243
                                      ------------          -----------          -----------
                                   $       19,310        $       3,485        $      11,585
                                      ============          ===========          ===========

Schedule of Investments

April 30, 2007 (unaudited)
SAM Strategic Growth Portfolio

                                                              Shares Held              Value (000's)
INVESTMENT COMPANIES (100.18%)
Principal Investors Fund, Inc. Institutional Class (100.18%)
Disciplined LargeCap Blend Fund (a)                              23,349,448        $           395,073
Diversified International Fund (a)                               17,813,407                    266,667
Equity Income Fund I (a)                                         21,073,774                    487,436
High Yield Fund II (a)                                           10,945,660                     97,088
International Emerging Markets Fund (a)                           2,207,423                     61,631
LargeCap Growth Fund (a)                                         69,456,734                    575,796
MidCap Stock Fund (a)                                             7,374,782                    165,933
Money Market Fund (a)                                                11,872                         12
Real Estate Securities Fund (a)                                   3,336,229                     89,144
SmallCap Growth Fund (a)(b)                                       7,445,664                     70,213
SmallCap Value Fund (a)                                           3,236,226                     61,747
West Coast Equity Fund (a)                                        4,082,319                    185,500
                                                                                             2,456,240
                                                                                      -----------------
TOTAL INVESTMENT COMPANIES                                                         $         2,456,240
                                                                                      -----------------
Total Investments                                                                  $         2,456,240
Liabilities in Excess of Other Assets, Net - (0.18)%                                           (4,398)
                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                         $         2,451,842
                                                                                      =================
                                                                                      -----------------

                                                                                      =================

(a)        Affiliated Security
(b)        Non-Income Producing Security
(c) Purchases of the Principal Investors Fund, Inc. and Sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           492,761
Unrealized Depreciation                                         (9,716)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                      483,045
Cost for federal income tax purposes                          1,973,195
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- -------- -----------------
Fund Type                                                       Percent
--------------------------------------------- -------- -----------------
Domestic Equity Funds                                            82.83%
International Equity Funds                                       13.39%
Fixed Income Funds                                                3.96%
Liabilities in Excess of Other Assets, Net                     (-0.18%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Affiliated Securities

                                 October 31, 2006                    Purchases (c)                        Sales (c)
                             -------------------------          -------------------------          -------------------------
                                 Shares                   Cost (000)                  Shares                  Cost (000)
                             ----------------          -----------------         -----------------          ----------------
Disciplined LargeCap Blend                 -        $                 -                25,154,847        $          362,282
   Fund

Diversified International                  -                          -                20,587,798                   248,422
Fund
Equity Income Fund I                       -                          -                21,624,602                   393,911
High Yield Fund II                         -                          -                11,282,283                    89,232
International Emerging                     -                          -                 2,223,069                    57,391
Markets
   Fund

LargeCap Growth Fund                       -                          -                70,272,794                   503,393
MidCap Stock Fund                          -                          -                 9,205,535                   123,565
Money Market Fund                          -                          -                52,211,873                    52,212
Real Estate Securities Fund                -                          -                 3,792,022                    74,098
SmallCap Growth Fund                       -                          -                 7,819,323                    48,227
SmallCap Value Fund                        -                          -                 3,779,270                    66,794
West Coast Equity Fund                     -                          -                 4,863,640                   165,044
WM Equity Income Fund             17,820,458                    309,225                 1,044,964                    22,955
WM Growth & Income Fund           14,473,059                    328,409                 1,482,094                    38,479
WM Growth Fund                    30,645,273                    498,815                    57,614                     1,039
WM High Yield Fund                10,830,531                     85,272                   461,838                     4,049
WM International Growth           20,558,682                    196,492                 4,891,713                    56,352
Fund
WM Mid Cap Stock Fund              8,896,395                    116,665                   471,683                    10,013
WM REIT Fund                       4,578,008                     53,492                 1,319,782                    24,866
WM Small Cap Growth Fund           4,302,818                     48,085                         -                         -
WM Small Cap Value Fund            5,530,801                     55,067                 1,115,822                    12,486
WM West Coast Equity Fund          4,770,979                    160,891                   140,389                     6,215
                                                       -----------------                                    ----------------
                                                    $         1,852,413                                  $        2,361,025
                                                       =================                                    ================

Affiliated Securities

                                    April 30, 2007
                             - --------------------------
                                    Shares                Proceeds (000)                Shares                   Cost (000)
                             - -----------------          ----------------          ----------------          -----------------
Disciplined LargeCap Blend            1,805,399        $           29,368                23,349,448        $           332,880
   Fund

Diversified International             2,774,391                    38,714                17,813,407                    206,203
Fund
Equity Income Fund I                    550,828                    12,311                21,073,774                    381,628
High Yield Fund II                      336,623                     2,967                10,945,660                     86,277
International Emerging                   15,646                       421                 2,207,423                     56,978
Markets
   Fund

LargeCap Growth Fund                    816,060                     6,573                69,456,734                    493,474
MidCap Stock Fund                     1,830,753                    39,122                 7,374,782                     91,307
Money Market Fund                    52,200,001                    52,200                    11,872                         12
Real Estate Securities Fund             455,793                    12,726                 3,336,229                     61,018
SmallCap Growth Fund                    373,659                     3,350                 7,445,664                     45,133
SmallCap Value Fund                     543,044                    10,301                 3,236,226                     56,236
West Coast Equity Fund                  781,321                    34,342                 4,082,319                    132,970
WM Equity Income Fund                18,865,422                   332,494                         -                          -
WM Growth & Income Fund              15,955,153                   367,392                         -                          -
WM Growth Fund                       30,702,887                   498,511                         -                          -
WM High Yield Fund                   11,292,369                    89,316                         -                          -
WM International Growth              25,450,395                   253,001                         -                          -
Fund
WM Mid Cap Stock Fund                 9,368,078                   127,018                         -                          -
WM REIT Fund                          5,897,790                    78,998                         -                          -
WM Small Cap Growth Fund              4,302,818                    48,081                         -                          -
WM Small Cap Value Fund               6,646,623                    67,645                         -                          -
WM West Coast Equity Fund             4,911,368                   167,140                         -                          -
                                                          ----------------                                    -----------------
                                                       $        2,271,991                                  $         1,944,116
                                                          ================                                    =================

                                 Income Distribution from   Realized Gain/Loss Realized Gain/Loss from
                                     Other Investment         on Investments       Other Investment
                                        Companies                 000's               Companies
                                          000's                                         000's
                                      ------------          -------------           -----------

Disciplined LargeCap Blend         $            -        $           -34        $          -
   Fund

Diversified International                       -                 -3,505                   -
Fund
Equity Income Fund I                        1,943                     28                   -
High Yield Fund II                          2,150                     12                   -
International Emerging                          -                      8                   -
Markets
   Fund

LargeCap Growth Fund                            -                 -3,346                   -
MidCap Stock Fund                               -                  6,864                   -
Money Market Fund                              76                      -                   -
Real Estate Securities Fund                   140                   -354                   -
SmallCap Growth Fund                            -                    256                   -
SmallCap Value Fund                             -                   -257                   -
West Coast Equity Fund                          -                  2,268                   -
WM Equity Income Fund                       2,473                    314              20,483
WM Growth & Income Fund                     7,427                    504              31,052
WM Growth Fund                              1,039                 -1,343                   -
WM High Yield Fund                          1,667                     -5               1,987
WM International Growth                    14,275                    157              42,077
Fund
WM Mid Cap Stock Fund                       2,024                    340               7,989
WM REIT Fund                                2,438                    640              22,428
WM Small Cap Growth Fund                        -                     -4                   -
WM Small Cap Value Fund                     2,789                     92               9,696
WM West Coast Equity Fund                   1,674                     34               4,541
                                      ------------          -------------         -----------
                                   $       40,115        $         2,669        $    140,253
                                      ============          =============         ===========



                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                 2007(a)       2006     2005(b)
                                                           ----                ---- ----
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.28     $ 12.11     $ 12.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.32        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.56        1.08        0.02
                          Total From Investment Operations         0.81        1.40        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.35)      (0.15)          -
     Distributions from Realized Gains....................       (0.07)      (0.08)          -
                         Total Dividends and Distributions       (0.42)      (0.23)          -
Net Asset Value, End of Period                                  $ 13.67     $ 13.28     $ 12.11
Total Return(d)...........................................      6.27%(e)      11.78%    0.58%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 25,810    $ 17,464     $ 3,070
     Ratio of Expenses to Average Net Assets(f) ,(h)......     0.50%(g)       0.62%    1.30%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.73%(g)       2.53%    1.27%(g)
     Portfolio Turnover Rate..............................     25.3%(g)       16.6%       10.2%


                                                                2007(i)
                                                           ----
PRINCIPAL LIFETIME 2010 FUND
Class C shares
Net Asset Value, Beginning of Period......................      $ 13.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.30
                          Total From Investment Operations         0.39
Net Asset Value, End of Period                                  $ 13.64
Total Return(d)...........................................     2.94%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,861
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     2.21%(g)
     Portfolio Turnover Rate..............................     25.3%(g)

(a)  Six months ended April 30, 2007.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized  basis.

(h)  Reflects Manager's contractual expense limit.

(i) Period from January 17, 2007 through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2007(a)        2006     2005(b)
                                                           ----                ---- ----
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.75     $ 12.28     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.26        0.25        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.77        1.48        0.12
                          Total From Investment Operations         1.03        1.73        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.35)      (0.16)          -
     Distributions from Realized Gains....................       (0.09)      (0.10)          -
                         Total Dividends and Distributions       (0.44)      (0.26)          -
Net Asset Value, End of Period                                  $ 14.34     $ 13.75     $ 12.28
Total Return(d)...........................................      7.60%(e)      14.34%    1.24%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 38,551    $ 23,723     $ 3,655
     Ratio of Expenses to Average Net Assets(f) ,(h)......     0.50%(g)       0.61%    1.40%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.69%(g)       1.91%    0.75%(g)
     Portfolio Turnover Rate..............................     27.9%(g)        7.4%        5.5%


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.24     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.14          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        1.50        0.11
                          Total From Investment Operations         0.97        1.64        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.06)          -
     Distributions from Realized Gains....................       (0.09)      (0.10)          -
                         Total Dividends and Distributions       (0.33)      (0.16)          -
Net Asset Value, End of Period                                  $ 14.36     $ 13.72     $ 12.24
Total Return(d)...........................................     7.13%(e)      13.57%    0.91%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 8,574     $ 5,682       $ 979
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)       1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.     2.99%(g)       1.11%  (0.04)%(g)
     Portfolio Turnover Rate..............................     27.9%(g)        7.4%        5.5%


                                                                 2007(i)
                                                           ----
PRINCIPAL LIFETIME 2020 FUND
Class C shares
Net Asset Value, Beginning of Period......................      $ 13.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.46
                          Total From Investment Operations         0.49
Net Asset Value, End of Period                                  $ 14.32
Total Return(d)...........................................     3.54%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,123
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     0.83%(g)
     Portfolio Turnover Rate..............................     27.9%(g)

(a) Six months ended April 30, 2007.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized  basis.

(h)  Reflects Manager's contractual expense limit.

(i) Period from January 17 2007, through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2007(a)        2006     2005(b)
                                                           ----                ---- ----
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.07     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.18        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        1.66        0.18
                          Total From Investment Operations         1.11        1.84        0.19
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.15)          -
     Distributions from Realized Gains....................       (0.10)      (0.12)          -
                         Total Dividends and Distributions       (0.41)      (0.27)          -
Net Asset Value, End of Period                                  $ 14.34     $ 13.64     $ 12.07
Total Return(d)...........................................     8.30%(e)      15.46%    1.60%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 29,648    $ 17,509     $ 2,564
     Ratio of Expenses to Average Net Assets(f) ,(h)......     0.50%(g)       0.64%    1.40%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.58%(g)       1.39%    0.14%(g)
     Portfolio Turnover Rate..............................     27.7%(g)        9.4%        4.8%


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.60     $ 12.04     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.09      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        1.65        0.19
                          Total From Investment Operations         1.08        1.74        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.06)          -
     Distributions from Realized Gains....................       (0.10)      (0.12)          -
                         Total Dividends and Distributions       (0.31)      (0.18)          -
Net Asset Value, End of Period                                  $ 14.37     $ 13.60     $ 12.04
Total Return(d)...........................................     8.01%(e)      14.55%    1.35%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 6,862     $ 4,175       $ 789
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)       1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.     2.91%(g)       0.72%  (0.68)%(g)
     Portfolio Turnover Rate..............................     27.7%(g)        9.4%        4.8%


                                                                2007( i)
                                                           ----
PRINCIPAL LIFETIME 2030 FUND
Class C shares
Net Asset Value, Beginning of Period......................      $ 13.77
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.53
                          Total From Investment Operations         0.54
Net Asset Value, End of Period                                  $ 14.31
Total Return(d)...........................................     3.92%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 2,406
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     0.16%(g)
     Portfolio Turnover Rate..............................     27.7%(g)


(a) Six months ended April 30, 2007.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.

(h) Reflects Manager's contractual expense limit.

(i) Period from January 17, 2007 through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.18 per share from January 10, 2007, through January 16, 2007.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2007(a)        2006     2005(b)
                                                           ----                ---- ----
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.68     $ 12.18     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.14      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.97        1.76        0.24
                          Total From Investment Operations         1.21        1.90        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.29)          -
     Distributions from Realized Gains....................       (0.10)      (0.11)          -
                         Total Dividends and Distributions       (0.40)      (0.40)          -
Net Asset Value, End of Period                                  $ 14.49     $ 13.68     $ 12.18
Total Return(d)...........................................      8.97%(e)      15.93%    1.84%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 17,672     $ 9,356     $ 1,433
     Ratio of Expenses to Average Net Assets(f) ,(h)......     0.50%(g)       0.64%    1.40%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.46%(g)       1.08%  (0.38)%(g)
     Portfolio Turnover Rate..............................     29.8%(g)       13.1%        7.1%


                                                                2007(a)        2006     2005(b)
                                                                ----           ----     ----
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.55     $ 12.16     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.05      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.94        1.74        0.25
                          Total From Investment Operations         1.14        1.79        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.29)          -
     Distributions from Realized Gains....................       (0.10)      (0.11)          -
                         Total Dividends and Distributions       (0.29)      (0.40)          -
Net Asset Value, End of Period                                  $ 14.40     $ 13.55     $ 12.16
Total Return(d)...........................................     8.53%(e)      15.03%    1.67%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 4,550     $ 3,090       $ 621
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)       1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.     2.87%(g)       0.38%  (1.17)%(g)
     Portfolio Turnover Rate..............................     29.8%(g)       13.1%        7.1%


                                                                2007(i)
                                                           ----
PRINCIPAL LIFETIME 2040 FUND
Class C shares
Net Asset Value, Beginning of Period......................      $ 13.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.61
                          Total From Investment Operations         0.60
Net Asset Value, End of Period                                  $ 14.46
Total Return(d)...........................................     4.33%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,194
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.35)%(g)
     Portfolio Turnover Rate..............................     29.8%(g)


(a) Six months ended April 30, 2007.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.

(h)  Reflects Manager's contractual expense limit.

(i) Period from January 17, 2007 through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):



                                                                 2007(a)     2006       2005(b)
                                                           ----                ---- ----
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.41     $ 11.74     $ 11.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.09      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.97        1.80        0.30
                          Total From Investment Operations         1.21        1.89        0.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.11)          -
     Distributions from Realized Gains....................       (0.11)      (0.11)          -
                         Total Dividends and Distributions       (0.37)      (0.22)          -
Net Asset Value, End of Period                                  $ 14.25     $ 13.41     $ 11.74
Total Return(d)...........................................      9.20%(e)      16.30%    2.26%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 10,920     $ 5,685       $ 553
     Ratio of Expenses to Average Net Assets(f) ,(h)......     0.50%(g)       0.64%    1.50%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.45%(g)       0.67%  (0.93)%(g)
     Portfolio Turnover Rate..............................     39.2%(g)       15.9%        7.5%


                                                                2007(a)     2006(i)
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.30     $ 12.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.13      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.02        0.71
                          Total From Investment Operations         1.15        0.66
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.29)          -
Net Asset Value, End of Period                                  $ 14.16     $ 13.30
Total Return(d)...........................................     8.73%(e)    5.22%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,600       $ 451
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)    1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     1.88%(g)  (0.63)%(g)
     Portfolio Turnover Rate..............................     39.2%(g)       15.9%


                                                               2007(j)
                                                           ----
PRINCIPAL LIFETIME 2050 FUND
Class C shares
Net Asset Value, Beginning of Period......................      $ 13.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.61
                          Total From Investment Operations         0.59
Net Asset Value, End of Period                                  $ 14.23
Total Return(d)...........................................     4.33%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 744
     Ratio of Expenses to Average Net Assets(f) ,(h)......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.46)%(g)
     Portfolio Turnover Rate..............................     39.2%(g)


(a) Six months ended April 30, 2007.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  Computed on an annualized basis.

(h)  Reflects Manager's contractual expense limit.

(i) Period from March 15, 2006, dates shares first offered through October 31, 2006.

(j) Period from January 17, 2007 through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):



                                                                2007(a)      2006       2005(b)
                                                           ----                ---- ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.74     $ 11.98     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.27        0.40        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.24        0.68      (0.06)
                          Total From Investment Operations         0.51        1.08        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.39)      (0.20)          -
     Distributions from Realized Gains....................       (0.06)      (0.12)          -
                         Total Dividends and Distributions       (0.45)      (0.32)          -
Net Asset Value, End of Period                                  $ 12.80     $ 12.74     $ 11.98
Total Return(d)...........................................      4.08%(e)       9.16%    0.17%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $ 10,076     $ 6,635     $ 1,832
     Ratio of Expenses to Average Net Assets(f)(,)(h).....     0.50%(g)       0.65%    1.30%(g)
     Ratio of Net Investment Income to Average Net Assets.     4.24%(g)       3.24%    1.90%(g)
     Portfolio Turnover Rate..............................     36.9%(g)       48.9%       43.8%


                                                                2007(a)    2006(i)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.63     $ 12.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.23        0.28
                          Total From Investment Operations         0.45        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)          -
     Distributions from Realized Gains....................       (0.06)          -
                         Total Dividends and Distributions       (0.37)          -
Net Asset Value, End of Period                                  $ 12.71     $ 12.63
Total Return(d)...........................................     3.61%(e)    4.21%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $ 633       $ 114
     Ratio of Expenses to Average Net Assets(f),(h).......     1.25%(g)    1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.46%(g)    3.00%(g)
     Portfolio Turnover Rate..............................     36.9%(g)       48.9%


                                                               2007(j)
                                                           ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class C shares
Net Asset Value, Beginning of Period......................      $ 12.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.07
                          Total From Investment Operations         0.23
Net Asset Value, End of Period                                  $ 12.76
Total Return(d)...........................................     1.84%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $ 1,365
     Ratio of Expenses to Average Net Assets(f),(h).......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     4.36%(g)
     Portfolio Turnover Rate..............................     36.9%(g)


(a) Six months ended April 30, 2007.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(h)  Reflects Manager's contractual expense limit.

(g) Computed on an annualized basis.

(i) Period from March 15, 2006, date shares first offered, through October 31, 2006.

(j) Period from January 17, 2007 through April 30, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):



                                                              2007(a)         2006         2005         2004        2003        2002
                                                        ----                  ----         ----         ----        ----        ----
SAM BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period......................... $ 14.51      $ 13.32      $ 12.64      $ 11.85     $ 10.24     $ 11.63
Income from Investment Operations:
     Net Investment Income (Operating Loss).............      0.25(b)         0.28         0.23         0.20        0.22        0.28
     Net Realized and Unrealized Gain (Loss) on                  0.74
Investments..................................................                 1.20         0.68         0.79        1.62      (1.08)
                       Total From Investment Operations          0.99         1.48         0.91         0.99        1.84      (0.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................  (0.20)       (0.29)       (0.23)       (0.20)      (0.23)      (0.33)
     Distributions from Realized Gains.......................  (0.08)           -            -            -           -       (0.26)
                      Total Dividends and Distributions        (0.28)       (0.29)       (0.23)       (0.20)      (0.23)      (0.59)
Net Asset Value, End of Period                                $ 15.22      $ 14.51      $ 13.32      $ 12.64     $ 11.85     $ 10.24
Total Return(c).........................................     6.84%(d)       11.26%        7.20%        8.51%      18.07%     (7.32)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............$ 2,457,635  $ 2,389,102  $ 2,125,167  $ 1,524,988   $ 792,423   $ 423,478
     Ratio of Expenses to Average Net Assets(e).........     0.63%(f)        0.66%        0.94%        0.98%       1.02%       1.04%
     Ratio of Gross Expenses to Average Net                  0.63%(f)
Assets(e),(g)................................................                0.66%        0.94%        0.98%       1.02%       1.04%
     Ratio of Net Investment Income to Average Net           3.41%(f)
Assets.......................................................                2.01%        1.69%        1.56%       2.03%       2.55%
     Portfolio Turnover Rate................................ 22.9%(f)        10.0%           -%         2.0%        5.0%       19.0%


                                                            2007(a)          2006         2005         2004         2003        2002
                                                            ----             ----         ----         ----         ----        ----
SAM BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period........................$ 14.47       $ 13.28      $ 12.61      $ 11.82      $ 10.22     $ 11.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............  0.20(b)          0.17         0.12         0.10         0.14        0.20
     Net Realized and Unrealized Gain (Loss) on                0.73
Investments..................................................                1.21         0.67         0.79         1.61      (1.09)
                      Total From Investment Operations         0.93          1.38         0.79         0.89         1.75      (0.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income..................  (0.14)        (0.19)       (0.12)       (0.10)       (0.15)      (0.25)
     Distributions from Realized Gains.....................  (0.08)            -            -            -            -       (0.26)
                     Total Dividends and Distributions       (0.22)        (0.19)       (0.12)       (0.10)       (0.15)      (0.51)
Net Asset Value, End of Period                              $ 15.18       $ 14.47      $ 13.28      $ 12.61      $ 11.82     $ 10.22
Total Return(c)........................................... 6.44%(d)        10.44%        6.32%        7.59%       17.25%     (8.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)..........$ 1,406,101   $ 1,414,695  $ 1,419,870  $ 1,354,528  $ 1,074,925   $ 743,953
     Ratio of Expenses to Average Net Assets(e)........... 1.39%(f)         1.43%        1.72%        1.75%        1.78%       1.80%
     Ratio of Gross Expenses to Average Net                1.39%(f)
Assets(e),(g)................................................               1.43%        1.72%        1.75%        1.78%       1.80%
     Ratio of Net Investment Income to Average Net         2.67%(f)
Assets.......................................................               1.24%        0.91%        0.79%        1.27%       1.79%
     Portfolio Turnover Rate.............................. 22.9%(f)         10.0%           -%         2.0%         5.0%       19.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    h)
                                                                 ----           ----        ----        ----        ---- ----
SAM BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period.........................    $ 14.40     $ 13.22     $ 12.55     $ 11.78     $ 10.20     $ 11.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.19(b)        0.17        0.13        0.10        0.14        0.13
     Net Realized and Unrealized Gain (Loss) on Investments..       0.73        1.20        0.67        0.78        1.60      (1.15)
                             Total From Investment Operations       0.92        1.37        0.80        0.88        1.74      (1.02)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.14)      (0.19)      (0.13)      (0.11)      (0.16)      (0.13)
     Distributions from Realized Gains.......................     (0.08)          -           -           -           -           -
                            Total Dividends and Distributions     (0.22)      (0.19)      (0.13)      (0.11)      (0.16)      (0.13)
Net Asset Value, End of Period                                   $ 15.10     $ 14.40     $ 13.22     $ 12.55     $ 11.78     $ 10.20
Total Return(c)..............................................   6.41%(d)      10.47%       6.41%       7.64%      17.15%  (9.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 927,597   $ 883,759   $ 734,801   $ 482,799   $ 234,076    $ 54,745
     Ratio of Expenses to Average Net Assets(e)..............   1.42%(f)       1.41%       1.70%       1.74%       1.76%    1.80%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.42%(f)       1.41%       1.70%       1.74%       1.76%    1.80%(f)
     Ratio of Net Investment Income to Average Net Assets....   2.61%(f)       1.26%       0.93%       0.80%       1.29%    1.79%(f)
     Portfolio Turnover Rate.................................   22.9%(f)       10.0%          -%        2.0%        5.0%       19.0%


(a)  Six months ended April 30, 2007.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f)  Computed on an annualized basis.

(g)  Excludes expense reimbursement from Manager and/or custodian credits.

(h) Period from March 1, 2002, date shares first offered, through October 31, 2002.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):




                                                              2007(a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period.........................    $ 11.12     $ 10.49     $ 10.27      $ 9.81      $ 8.83      $ 9.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.21( b)        0.31     0.26(b)        0.24     0.28(b)        0.33
     Net Realized and Unrealized Gain (Loss) on Investments..       0.41        0.65        0.23        0.47        0.97      (0.61)
                             Total From Investment Operations       0.62        0.96        0.49        0.71        1.25      (0.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.19)      (0.31)      (0.26)      (0.25)      (0.27)      (0.32)
     Distributions from Realized Gains.......................     (0.08)      (0.02)      (0.01)          -           -           -
                            Total Dividends and Distributions     (0.27)      (0.33)      (0.27)      (0.25)      (0.27)      (0.32)
Net Asset Value, End of Period                                   $ 11.47     $ 11.12     $ 10.49     $ 10.27      $ 9.81      $ 8.83
Total Return(c)..............................................  5.59%( d)       9.31%       4.82%       7.29%      14.38%     (3.06)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 312,045   $ 309,946   $ 291,796   $ 207,816    $ 94,005    $ 31,070
     Ratio of Expenses to Average Net Assets(e)..............  0.65%( f)       0.68%       1.00%       1.04%       1.05%       1.05%
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   0.65%(f)       0.68%       1.00%       1.04%       1.09%       1.17%
     Ratio of Net Investment Income to Average Net Assets....   3.83%(f)       2.89%       2.47%       2.42%       2.99%       3.67%
     Portfolio Turnover Rate.................................   18.0%(f)       13.0%        2.0%        2.0%        4.0%        9.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
SAM CONSERVATIVE BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period.........................    $ 11.10     $ 10.47     $ 10.25      $ 9.79      $ 8.82      $ 9.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.17(b)        0.23     0.18(b)        0.17     0.21(b)        0.27
     Net Realized and Unrealized Gain (Loss) on Investments..       0.40        0.65        0.23        0.46        0.96      (0.62)
                             Total From Investment Operations       0.57        0.88        0.41        0.63        1.17      (0.35)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.14)      (0.23)      (0.18)      (0.17)      (0.20)      (0.26)
     Distributions from Realized Gains.......................     (0.08)      (0.02)      (0.01)          -           -           -
                            Total Dividends and Distributions     (0.22)      (0.25)      (0.19)      (0.17)      (0.20)      (0.26)
Net Asset Value, End of Period                                   $ 11.45     $ 11.10     $ 10.47     $ 10.25      $ 9.79      $ 8.82
Total Return(c)..............................................   5.19%(d)       8.50%       4.02%       6.47%      13.46%     (3.77)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 164,574   $ 166,857   $ 169,869   $ 161,623   $ 116,742    $ 58,054
     Ratio of Expenses to Average Net Assets(e)..............   1.43%(f)       1.45%       1.78%       1.81%       1.82%       1.80%
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.43%(f)       1.45%       1.78%       1.81%       1.86%       1.92%
     Ratio of Net Investment Income to Average Net Assets....   3.06%(f)       2.12%       1.69%       1.65%       2.22%       2.92%
     Portfolio Turnover Rate.................................   18.0%(f)       13.0%        2.0%        2.0%        4.0%        9.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    h)
                                                                 ----           ----        ----        ----        ---- ----
SAM CONSERVATIVE BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period.........................    $ 11.06     $ 10.43     $ 10.22      $ 9.76      $ 8.80      $ 9.39
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.17(b)        0.23     0.18(b)        0.16     0.21(b)        0.16
     Net Realized and Unrealized Gain (Loss) on Investments..       0.39        0.65        0.22        0.48        0.97      (0.60)
                             Total From Investment Operations       0.56        0.88        0.40        0.64        1.18      (0.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.14)      (0.23)      (0.18)      (0.18)      (0.22)      (0.15)
     Distributions from Realized Gains.......................     (0.08)      (0.02)      (0.01)          -           -           -
                            Total Dividends and Distributions     (0.22)      (0.25)      (0.19)      (0.18)      (0.22)      (0.15)
Net Asset Value, End of Period                                   $ 11.40     $ 11.06     $ 10.43     $ 10.22      $ 9.76      $ 8.80
Total Return(c)..............................................   5.13%(d)       8.57%       4.00%       6.55%      13.53%  (4.70)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 175,608   $ 170,789   $ 152,208    $ 97,315    $ 51,284    $ 10,505
     Ratio of Expenses to Average Net Assets(e)..............   1.41%(f)       1.43%       1.76%       1.79%       1.80%    1.78%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.41%(f)       1.43%       1.76%       1.79%       1.84%    1.90%(f)
     Ratio of Net Investment Income to Average Net Assets....   3.06%(f)       2.14%       1.71%       1.67%       2.24%    2.94%(f)
     Portfolio Turnover Rate.................................   18.0%(f)       13.0%        2.0%        2.0%        4.0%        9.0%


(a)  Six months ended April 30, 2007.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f)  Computed on an annualized basis.

(g)  Excludes expense reimbursement from Manager and/or custodian credits.

(h) Period from March 1, 2002, date shares first offered, through October 31, 2002.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):




                                                               2007(a)         2006         2005         2004        2003       2002
                                                        ----                  ----         ----         ----        ----        ----
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period......................... $ 16.44      $ 14.67      $ 13.56      $ 12.47     $ 10.37     $ 12.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............    0.25         0.18         0.13         0.10        0.14        0.16
     Net Realized and Unrealized Gain (Loss) on                  1.06
Investments..................................................                 1.73         1.11         1.06        2.14      (1.52)
                       Total From Investment Operations          1.31         1.91         1.24         1.16        2.28      (1.36)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................  (0.21)       (0.14)       (0.13)       (0.07)      (0.14)      (0.22)
     Distributions from Realized Gains.......................      -            -            -            -       (0.04)      (0.40)
                      Total Dividends and Distributions        (0.21)       (0.14)       (0.13)       (0.07)      (0.18)      (0.62)
Net Asset Value, End of Period                                $ 17.54      $ 16.44      $ 14.67      $ 13.56     $ 12.47     $ 10.37
Total Return(c).........................................      8.02%(d)       13.07%        9.19%        9.44%      22.12%   (11.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............$ 1,894,732  $ 1,822,661  $ 1,561,310  $ 1,157,038   $ 615,501   $ 347,297
     Ratio of Expenses to Average Net Assets(e).........     0.64%(f)        0.67%        0.97%        1.01%       1.05%       1.06%
     Ratio of Gross Expenses to Average Net                  0.64%(f)
Assets(e),(g)................................................                0.67%        0.97%        1.01%       1.05%       1.06%
     Ratio of Net Investment Income to Average Net           2.93%(f)
Assets.......................................................                1.16%        0.89%        0.74%       1.24%       1.41%
     Portfolio Turnover Rate................................ 26.4%(f)        11.0%         1.0%         5.0%        7.0%       14.0%


                                                              2007(a)         2006         2005         2004        2003        2002
                                                              ----            ----         ----         ----        ----        ----
SAM CONSERVATIVE GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period......................... $ 15.86      $ 14.25      $ 13.17      $ 12.18     $ 10.14     $ 12.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............    0.18         0.06         0.02           -         0.05        0.08
     Net Realized and Unrealized Gain (Loss) on                  1.02
Investments..................................................                 1.67         1.09         1.04        2.09      (1.50)
                       Total From Investment Operations          1.20         1.73         1.11         1.04        2.14      (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................  (0.08)       (0.12)       (0.03)       (0.05)      (0.06)      (0.14)
     Distributions from Realized Gains.......................      -            -            -            -       (0.04)      (0.40)
                      Total Dividends and Distributions        (0.08)       (0.12)       (0.03)       (0.05)      (0.10)      (0.54)
Net Asset Value, End of Period                                $ 16.98      $ 15.86      $ 14.25      $ 13.17     $ 12.18     $ 10.14
Total Return(c)............................................. 7.61%(d)       12.19%        8.42%        8.53%      21.24%    (12.46)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............$ 1,092,642  $ 1,093,660  $ 1,059,655  $ 1,001,081   $ 827,312   $ 623,852
     Ratio of Expenses to Average Net Assets(e)............. 1.40%(f)        1.44%        1.75%        1.78%       1.81%       1.82%
     Ratio of Gross Expenses to Average Net                  1.40%(f)
Assets(e),(g)................................................                1.44%        1.75%        1.78%       1.81%       1.82%
     Ratio of Net Investment Income to Average Net           2.20%(f)
Assets.......................................................                0.39%        0.11%      (0.03)%       0.48%       0.65%
     Portfolio Turnover Rate................................ 26.4%(f)        11.0%         1.0%         5.0%        7.0%       14.0%


                                                                 2007(a)        2006        2005        2004       2003 2002(     h)
                                                                 ----           ----        ----        ----       ---- ----
SAM CONSERVATIVE GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period.........................    $ 15.75     $ 14.15     $ 13.11     $ 12.13    $ 10.10      $ 11.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.17        0.06        0.02          -        0.06         0.05
     Net Realized and Unrealized Gain (Loss) on Investments..       1.03        1.66        1.08        1.03       2.08       (1.66)
                            Total From Investment Operations        1.20        1.72        1.10        1.03       2.14       (1.61)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.10)      (0.12)      (0.06)      (0.05)     (0.07)       (0.08)
     Distributions from Realized Gains.......................         -           -           -           -      (0.04)           -
                           Total Dividends and Distributions      (0.10)      (0.12)      (0.06)      (0.05)     (0.11)       (0.08)
Net Asset Value, End of Period                                   $ 16.85     $ 15.75     $ 14.15     $ 13.11    $ 12.13      $ 10.10
Total Return(c)..............................................   7.63%(d)      12.21%       8.40%       8.53%     21.41%  (13.72)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 952,744   $ 906,470   $ 727,829   $ 482,019  $ 195,556     $ 48,424
     Ratio of Expenses to Average Net Assets(e)..............   1.42%(f)       1.43%       1.73%       1.76%      1.79%     1.82%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.42%(f)       1.43%       1.73%       1.76%      1.79%     1.82%(f)
     Ratio of Net Investment Income to Average Net Assets....   2.15%(f)       0.40%       0.13%     (0.01)%      0.50%     0.65%(f)
     Portfolio Turnover Rate.................................   26.4%(f)       11.0%        1.0%        5.0%       7.0%        14.0%


(a)  Six months ended April 30, 2007.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f)  Computed on an annualized basis.

(g)  Excludes expense reimbursement from Manager and/or custodian credits.

(h) Period from March 1, 2002, date shares first offered, through October 31, 2002.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                              2007(   a)        2006        2005        2004        2003        2002
                                                              ----              ----        ----        ----        ----        ----
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period.........................    $ 11.54     $ 11.19     $ 11.26     $ 10.92     $ 10.17     $ 10.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................   0.23( b)        0.41        0.35     0.34(b)     0.38(b)     0.45(b)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.25        0.39      (0.03)        0.35        0.77      (0.48)
                             Total From Investment Operations       0.48        0.80        0.32        0.69        1.15      (0.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.23)      (0.42)      (0.35)      (0.35)      (0.38)      (0.43)
     Distributions from Realized Gains.......................     (0.04)      (0.03)      (0.04)          -       (0.02)      (0.08)
                            Total Dividends and Distributions     (0.27)      (0.45)      (0.39)      (0.35)      (0.40)      (0.51)
Net Asset Value, End of Period                                   $ 11.75     $ 11.54     $ 11.19     $ 11.26     $ 10.92     $ 10.17
Total Return(c)..............................................  4.17%( d)       7.28%       2.79%       6.38%      11.49%     (0.37)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 392,351   $ 401,786   $ 443,361   $ 357,735   $ 224,192   $ 144,710
     Ratio of Expenses to Average Net Assets(e)..............  0.65%( f)       0.67%       1.00%       1.02%       1.04%       1.06%
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   0.65%(f)       0.67%       1.00%       1.02%       1.04%       1.06%
     Ratio of Net Investment Income to Average Net Assets....   3.99%(f)       3.60%       3.10%       3.07%       3.64%       4.41%
     Portfolio Turnover Rate.................................   10.8%(f)        8.0%        3.0%        3.0%        3.0%        9.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
SAM FLEXIBLE INCOME PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period.........................    $ 11.53     $ 11.17     $ 11.24     $ 10.90     $ 10.15     $ 10.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.19(b)        0.33        0.26     0.26(b)     0.30(b)     0.38(b)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.24        0.39      (0.03)        0.34        0.77      (0.50)
                             Total From Investment Operations       0.43        0.72        0.23        0.60        1.07      (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.18)      (0.33)      (0.26)      (0.26)      (0.30)      (0.36)
     Distributions from Realized Gains.......................     (0.04)      (0.03)      (0.04)          -       (0.02)      (0.08)
                            Total Dividends and Distributions     (0.22)      (0.36)      (0.30)      (0.26)      (0.32)      (0.44)
Net Asset Value, End of Period                                   $ 11.74     $ 11.53     $ 11.17     $ 11.24     $ 10.90     $ 10.15
Total Return(c)..............................................   3.76%(d)       6.54%       1.99%       5.56%      10.60%     (1.08)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 287,013   $ 317,142   $ 384,036   $ 418,994   $ 371,639   $ 244,999
     Ratio of Expenses to Average Net Assets(e)..............   1.42%(f)       1.44%       1.77%       1.79%       1.79%       1.81%
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.42%(f)       1.44%       1.77%       1.79%       1.79%       1.81%
     Ratio of Net Investment Income to Average Net Assets....   3.23%(f)       2.83%       2.33%       2.30%       2.89%       3.66%
     Portfolio Turnover Rate.................................   10.8%(f)        8.0%        3.0%        3.0%        3.0%        9.0%


                                                                 2007(a)        2006        2005        2004        2003 2002(    h)
                                                                 ----           ----        ----        ----        ---- ----
SAM FLEXIBLE INCOME PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period.........................    $ 11.47     $ 11.12     $ 11.19     $ 10.86     $ 10.13     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)..................    0.19(b)        0.32        0.26     0.26(b)     0.30(b)     0.24(b)
     Net Realized and Unrealized Gain (Loss) on Investments..       0.24        0.39      (0.03)        0.34        0.76      (0.43)
                             Total From Investment Operations       0.43        0.71        0.23        0.60        1.06      (0.19)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.18)      (0.33)      (0.26)      (0.27)      (0.31)      (0.22)
     Distributions from Realized Gains.......................     (0.04)      (0.03)      (0.04)          -       (0.02)          -
                            Total Dividends and Distributions     (0.22)      (0.36)      (0.30)      (0.27)      (0.33)      (0.22)
Net Asset Value, End of Period                                   $ 11.68     $ 11.47     $ 11.12     $ 11.19     $ 10.86     $ 10.13
Total Return(c)..............................................   3.79%(d)       6.52%       2.06%       5.57%      10.63%  (1.78)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 141,133   $ 148,386   $ 162,140   $ 127,771    $ 68,746    $ 20,677
     Ratio of Expenses to Average Net Assets(e)..............   1.42%(f)       1.43%       1.76%       1.78%       1.79%    1.81%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.42%(f)       1.43%       1.76%       1.78%       1.79%    1.81%(f)
     Ratio of Net Investment Income to Average Net Assets....   3.23%(f)       2.84%       2.34%       2.31%       2.89%    3.66%(f)
     Portfolio Turnover Rate.................................   10.8%(f)        8.0%        3.0%        3.0%        3.0%        9.0%


(a)  Six months ended April 30, 2007.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f)  Computed on an annualized basis.

(g)  Excludes expense reimbursement from Manager and/or custodian credits.

(h) Period from March 1, 2002, date shares first offered, through October 31, 2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):




                                                                2007(a)          2006       2005        2004        2003        2002
                                                           ----                  ----       ----        ----        ----        ----
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period.........................   $ 18.13       $ 15.99    $ 14.49     $ 13.16     $ 10.59     $ 13.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............      0.25          0.13       0.06        0.01        0.03        0.03
     Net Realized and Unrealized Gain (Loss) on                    1.32
Investments..................................................                    2.10       1.48        1.32        2.63      (1.92)
                          Total From Investment Operations         1.57          2.23       1.54        1.33        2.66      (1.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................    (0.22)        (0.09)     (0.04)          -           -       (0.14)
     Distributions from Realized Gains.......................        -             -          -           -       (0.09)      (0.48)
                         Total Dividends and Distributions       (0.22)        (0.09)     (0.04)          -       (0.09)      (0.62)
Net Asset Value, End of Period                                  $ 19.48       $ 18.13    $ 15.99     $ 14.49     $ 13.16     $ 10.59
Total Return(c)............................................ 8.71%(d)        13.99%     10.61%      10.11%      25.24%    (15.45)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)..............$ 1,141,304   $ 1,074,546  $ 885,165   $ 609,250   $ 298,852   $ 166,354
     Ratio of Expenses to Average Net Assets(e)............ 0.67%(f)         0.71%      1.02%       1.07%       1.13%       1.13%
     Ratio of Gross Expenses to Average Net Assets(e),(g)....  0.67%(f)         0.71%      1.02%       1.07%       1.13%       1.13%
     Ratio of Net Investment Income to Average Net Assets....  2.70%(f)         0.74%      0.38%       0.07%       0.30%       0.23%
     Portfolio Turnover Rate.................................  23.2%(f)         12.0%       1.0%        3.0%        7.0%       10.0%


                                                                 2007(a)        2006        2005        2004        2003        2002
                                                                 ----           ----        ----        ----        ----        ----
SAM STRATEGIC GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period.........................    $ 17.18     $ 15.25     $ 13.90     $ 12.73     $ 10.32     $ 12.78
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.18      (0.01)      (0.06)      (0.09)      (0.05)      (0.06)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.25        2.01        1.41        1.26        2.55      (1.88)
                             Total From Investment Operations       1.43        2.00        1.35        1.17        2.50      (1.94)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.09)      (0.07)          -           -           -       (0.04)
     Distributions from Realized Gains.......................         -           -           -           -       (0.09)      (0.48)
                            Total Dividends and Distributions     (0.09)      (0.07)          -           -       (0.09)      (0.52)
Net Asset Value, End of Period                                   $ 18.52     $ 17.18     $ 15.25     $ 13.90     $ 12.73     $ 10.32
Total Return(c)..............................................   8.32%(d)      13.16%       9.71%       9.19%      24.35%    (16.04)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 731,460   $ 718,841   $ 672,826   $ 612,914   $ 484,656   $ 350,982
     Ratio of Expenses to Average Net Assets(e)..............   1.34%(f)       1.48%       1.79%       1.83%       1.88%       1.87%
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.34%(f)       1.48%       1.79%       1.83%       1.88%       1.87%
     Ratio of Net Investment Income to Average Net Assets....   2.06%(f)     (0.03)%     (0.39)%     (0.69)%     (0.45)%     (0.51)%
     Portfolio Turnover Rate.................................   23.2%(f)       12.0%        1.0%        3.0%        7.0%       10.0%


                                                                 2007(a)        2006        2005        2004       2003 2002(     h)
                                                                 ----           ----        ----        ----       ---- ----
SAM STRATEGIC GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period.........................    $ 17.22     $ 15.29     $ 13.93     $ 12.74    $ 10.32      $ 12.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)...............       0.16          -       (0.06)      (0.09)     (0.05)       (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments..       1.27        2.00        1.42        1.28       2.56       (2.14)
                            Total From Investment Operations        1.43        2.00        1.36        1.19       2.51       (2.18)
Less Dividends and Distributions:
     Dividends from Net Investment Income....................     (0.10)      (0.07)          -           -          -            -
     Distributions from Realized Gains.......................         -           -           -           -      (0.09)           -
                           Total Dividends and Distributions      (0.10)      (0.07)          -           -      (0.09)           -
Net Asset Value, End of Period                                   $ 18.55     $ 17.22     $ 15.29     $ 13.93    $ 12.74      $ 10.32
Total Return(c)..............................................   8.32%(d)      13.12%       9.76%       9.34%     24.44%  (17.44)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)................ $ 578,412   $ 545,153   $ 417,865   $ 277,136  $ 107,826     $ 26,645
     Ratio of Expenses to Average Net Assets(e)..............   1.56%(f)       1.47%       1.77%       1.81%      1.84%     1.85%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g)....   1.56%(f)       1.47%       1.77%       1.81%      1.84%     1.85%(f)
     Ratio of Net Investment Income to Average Net Assets....   1.81%(f)     (0.02)%     (0.37)%     (0.67)%    (0.41)%   (0.49)%(f)
     Portfolio Turnover Rate.................................   23.2%(f)       12.0%        1.0%        3.0%       7.0%        10.0%


(a)  Six months ended April 30, 2007.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f)  Computed on an annualized basis.

(g)  Excludes expense reimbursement from Manager and/or custodian credits.

(h) Period from March 1, 2002, date shares first offered, through October 31, 2002.

See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.


The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                            Number of
                                                                                        Portfolios in Fund             Other
     Name, Position Held with the Fund,               Principal Occupation(s)          Complex Overseen by         Directorships
        Address*, and Year of Birth                     During past 5 years                  Director           Held by Director**
        ---------------------------                     -------------------                  --------           ------------------
  Elizabeth Ballantine                          Principal, EBA Associates since 1998.          107             The McClatchy Company
  Director since 2004
  Member, Audit and Nominating Committee
  1948

  Kristianne Blake                              President, Kristianne Gates Blake,             107              Avista Corporation;
  Director since 2006                           P.S.                                                            Russell Investment
  Member, Audit and Nominating Committee                                                                         Company; Russell
  1954                                                                                                           Investment Funds

  Richard W. Gilbert                            President, Gilbert Communications,             107                 Calamos Asset
  Director since 1985                           Inc. since 1993.                                                 Management, Inc.
  Member, Audit and Nominating Committee
  1940

  Mark A. Grimmett                              Executive Vice President and CFO,              107                     None
  Director since 2004                           Merle Norman Cosmetics, Inc. since
  Member, Audit and Nominating Committee        2000.
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc. since           107                     None
  Director since 2005                           1986.
  Member, Audit and Nominating Committee
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap               107         Casey's General Stores,
  Director since 1999                           Pharmacies, Inc.                                                       Inc.
  Member, Audit and Nominating Committee
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                    107                     None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  1940

  Daniel Pavelich                               Retired. Formerly, Chairman and CEO            107            Catalytic Inc.; Vaagen
  Director since 2006                           of BDO Seidman.                                                 Bros. Lumber, Inc.
  Member, Audit and Nominating Committee
  1944

  Richard Yancey                                Retired. Formerly, Managing Director           107          AdMedia Partners, Inc.;
  Director since 2006                           of Dillon Read & Co.                                             Czech and Slovak
  Member, Audit and Nominating Committee                                                                   American Enterprise Fund
  1926

    *Correspondence intended for each Director who is other than an Interested
        Director may be sent to 711 High Street, Des Moines, IA 50392.

    **Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

    The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President, Principal              107                      None
  Director, President and CEO                   Management Corporation, since 1999.
  Member, Executive Committee                   Director, Principal Funds
  711 High Street, Des Moines, IA  50392        Distributor, Inc. since 2007.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005. Senior
                                                Vice President, Principal Life,
                                                since 2002. Prior thereto, Vice
                                                President.

  William G. Papesh                             President and Director of Edge Asset           107                      None
  Director                                      Management, Inc. since 2007;
  1201 Third Avenue, 8th Floor                  President and CEO of WM Group of
  Seattle, Washington                           Funds 1987-2006.
  1943

  Larry D. Zimpleman                            Chairman and Director, Principal               107                      None
  Director and Chairman of the Board since      Management Corporation and Princor
  2001                                          since 2001. President and Chief
  Member, Executive Committee                   Operating Officer, Principal Life
  711 High Street, Des Moines, IA  50392        since 2006. President, Retirement
  1951                                          and Investor Services, Principal
                                                Financial Group, Inc. 2003-2006.
                                                Executive Vice President, 2001-2003,
                                                and prior thereto, Senior Vice
                                                President, Principal Life.


    The following table presents officers of the Funds.

       Name, Position Held with the Fund,                         Principal Occupation(s)
           Address, and Year of Birth                               During past 5 years
           --------------------------                               -------------------
  Craig L. Bassett                                  Vice President and Treasurer, Principal Life.
  Treasurer
  711 High Street, Des Moines, IA  50392
  1952

  Michael J. Beer                                   Executive Vice President and Chief Operating
  Executive Vice President                          Officer, Principal Management Corporation. Executive
  711 High Street, Des Moines, IA  50392            Vice President, Principal Funds Distributor, Inc.,
  1961                                              since 2007. President, Princor, since 2005.

  Randy L. Bergstrom                                Counsel, Principal Life.
  Assistant Tax Counsel
  711 High Street, Des Moines, IA  50392
  1955

  David J. Brown                                    Vice President, Product & Distribution Compliance,
  Chief Compliance Officer                          Principal Life. Senior Vice President, Principal
  711 High Street, Des Moines, IA  50392            Management Corporation since 2004. Senior Vice
  1960                                              President, Principal Funds Distributor, Inc., since
                                                    2007. Second Vice President,
                                                    Princor, since 2003, and
                                                    prior thereto, Vice
                                                    President, Principal
                                                    Management Corporation and
                                                    Princor.

  Jill R. Brown                                     Second Vice President, Principal Financial Group and
  Vice President, Chief Financial Officer           Senior Vice President, Principal Management
  711 High Street, Des Moines, IA  50392            Corporation and Princor, since 2006. Chief Financial
  1967                                              Officer, Princor since 2003. Vice President, Princor
                                                    2003-2006. Senior Vice
                                                    President and Chief
                                                    Financial Officer, Principal
                                                    Funds Distributor, Inc.,
                                                    since 2007. Prior thereto,
                                                    Assistant Financial
                                                    Controller, Principal Life.

  Steve Gallaher                                    Second Vice President and Counsel, Principal Life
  Assistant Counsel                                 since 2006. Self-Employed Writer in 2005. 2004 and
  711 High Street Des Moines, IA  50392             prior thereto Senior Vice President and Counsel of
  1955                                              Principal Residential Mortgage, Inc.

  Ernie H. Gillum                                   Vice President and Chief Compliance Officer,
  Vice President, Assistant Secretary               Principal Management Corporation, since 2004, and
  711 High Street Des Moines, IA  50392             prior thereto, Vice President, Compliance and
  1955                                              Product Development, Principal Management
                                                    Corporation.

  Patrick A. Kirchner                               Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1960




       Name, Position Held with the Fund,                         Principal Occupation(s)
                 Address, and Year of Birth                       During past 5 years


  Carolyn F. Kolks                                 Counsel, Principal Life, since 2003 and prior
  Assistant Tax Counsel                            thereto, Attorney.
  711 High Street, Des Moines, IA  50392
  1962

  Sarah J. Pitts                                    Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1945

  Layne A. Rasmussen                                Vice President and Controller - Mutual Funds,
  Vice President and Controller                     Principal Management Corporation.
  711 High Street, Des Moines, IA  50392
  1958

  Michael D. Roughton                               Vice President and Senior Securities Counsel,
  Counsel                                           Principal Financial Group, Inc.  Senior Vice
  711 High Street, Des Moines, IA  50392            President and Counsel, Principal Management
  1951                                              Corporation, Principal Funds Distributor, Inc., and
                                                    Princor. Counsel, Principal
Global.
  Adam U. Shaikh                                    Counsel, Principal Life, since 2006. Prior thereto,
  Assistant Counsel                                 practicing attorney.
  711 High Street, Des Moines, IA  50392
  1972

  Dan Westholm                                      Director Treasury, since 2003. Prior thereto,
  Assistant Treasurer                               Assistant Treasurer.
  711 High Street, Des Moines, IA  50392
  1966

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

                           SHAREHOLDER MEETING RESULTS

                         Special Meeting of Shareholders
                         Principal Investors Fund, Inc.
                             Held December 15, 2006

1. Election of Board of Directors:
                                   For                    Withheld
     Ballantine             2,692,937,828.974          42,005,916.984
     Blake                  2,691,936,232.779          43,007,510.575
     Gilbert                2,697,652,053.996          37,291,693.085
     Grimmett               2,696,342,480.974          38,601,264.359
     Hirsch                 2,696,974,196.213          37,969,548.386
     Kimball                2,697,798,314.847          37,145,427.201
     Lukavsky               2,691,014,718.858          43,929,026.076
     Pavelich               2,695,056,313.168          39,887,426.264
     Yancey                 2,692,471,122.657          42,472,617.923
     Eucher                 2,697,520,528.298          37,423,215.150
     Papesh                 2,697,207,763.094          37,735,981.820
     Zimpleman              2,696,974,355.987          37,969,388.825

2. Approval of an Amendment to the Management Agreement to Provide for Fund
Accounting Services:
                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Bond & Mortgage Securities Fund                 163,272,654.120       7,299,848.582       4,137,747.324      1,510,716.000
     Disciplined LargeCap Blend Fund                  63,094,594.747         186,052.883          98,517.368        214,783.000
     Diversified International Fund                   31,562,640.292       1,821,349.932         863,929.287      2,234,784.000
     Equity Income Fund                                4,091,916.560         139,178.397          94,866.518        745,478.000
     Government & High Quality Bond Fund              20,653,951.675         663,995.986         547,551.573      2,193,652.000
     High Quality Intermediate-Term Bond Fund         10,360,202.974         311,238.807         132,622.835      1,039,452.000
     High Yield Fund                                   8,684,736.324               0.000               0.000              0.000
     Inflation Protection Fund                        11,925,226.003          86,320.822          14,612.033        112,510.000
     International Emerging Markets Fund               8,636,430.273         657,748.041         291,829.863        716,430.000
     International Growth Fund                        88,598,510.698       1,045,190.718         599,676.327      3,598,117.000
     LargeCap Growth Fund                             82,269,705.021       2,555,365.094         817,908.415      7,838,864.000
     LargeCap S&P 500 Index Fund                      77,854,340.869       7,128,660.587       2,336,982.941      2,929,381.000
     LargeCap Value Fund                              38,507,287.472       1,033,639.642         348,288.647      1,080,204.000
     MidCap Blend Fund                                26,817,310.598       1,682,831.772         890,094.862      2,950,527.000
     MidCap Growth Fund                                4,038,574.363         545,366.115          72,377.120          1,915.000
     MidCap S&P 400 Index Fund                         7,221,542.134         532,192.440         194,186.174        718,294.000
     MidCap Value Fund                                 8,293,133.577         820,843.586         237,767.866        441,424.000
     Money Market Fund                               356,073,302.807      20,187,776.756       9,233,364.348        990,964.000
     Partners Global Equity Fund                       2,050,065.226          16,677.030           3,397.438              0.000
     Partners International Fund                      58,110,662.749         470,370.024         115,501.042              0.000
     Partners LargeCap Blend Fund                     72,027,123.987       1,465,331.962         570,144.287      4,304,175.000
     Partners LargeCap Blend Fund I                   17,526,259.564       1,299,645.106         474,422.413        546,118.000
     Partners LargeCap Growth Fund                    11,562,509.522          40,991.946          24,412.032              0.000
     Partners LargeCap Growth Fund I                 123,531,762.854       1,037,490.572         487,178.733        439,254.000
     Partners LargeCap Growth Fund II                 91,919,070.456         818,924.409         445,886.965          3,387.000
     Partners LargeCap Value Fund                    151,189,842.913       1,824,506.374         734,358.421      2,368,780.000
     Partners LargeCap Value Fund I                   40,133,299.292          40,121.239         152,080.710              0.000
     Partners LargeCap Value Fund II                  20,450,473.509             882.277               0.000              0.000
     Partners MidCap Growth Fund                      45,474,971.318       1,056,109.669         358,557.964        302,651.000
     Partners MidCap Growth Fund I                    20,468,967.249          53,257.504           7,782.116         16,062.000
     Partners MidCap Growth Fund II                   48,086,419.418         155,001.892         131,084.200              0.000
     Partners MidCap Value Fund                       39,711,375.817         918,208.186         423,918.541      1,155,071.000
     Partners MidCap Value Fund I                     52,396,093.877         140,722.254         111,990.402              0.000
     Partners SmallCap Blend Fund                     13,714,133.969          17,602.431             206.783              0.000
     Partners SmallCap Growth Fund I                  11,700,025.815         124,632.568          23,201.476              0.000
     Partners SmallCap Growth Fund II                 64,177,697.934         610,687.728         365,152.569        164,621.000
     Partners SmallCap Growth Fund III                18,295,506.198               7.417          33,671.689              0.000
     Partners SmallCap Value Fund                     15,587,897.206         197,944.720          55,904.298          1,639.000
     Partners SmallCap Value Fund I                   21,536,223.814         401,629.209          94,194.099              0.000
     Partners SmallCap Value Fund II                  26,010,905.008          46,158.891          52,532.089              0.000
     Preferred Securities Fund                        51,781,692.810       3,388,213.398       1,216,535.352        326,456.000
     Principal LifeTime 2010 Fund                     76,109,629.330       1,376,228.934         692,886.009         87,356.000
     Principal LifeTime 2020 Fund                    134,002,990.581       2,079,725.352       1,326,337.882        134,737.000
     Principal LifeTime 2030 Fund                    110,257,602.224       2,877,261.167       1,111,541.835        155,425.000
     Principal LifeTime 2040 Fund                     48,789,532.962       1,447,858.009         820,678.442        119,144.000
     Principal LifeTime 2050 Fund                     23,639,866.601         486,193.855         161,982.817         49,332.000
     Principal LifeTime Strategic Income Fund         30,871,728.505         194,274.305         380,235.965         88,535.000
     Real Estate Securities Fund                      39,956,079.572       2,628,668.100       1,292,285.866      1,216,137.000
     Short-Term Bond Fund                             12,266,059.666         542,662.263         310,505.741      4,988,544.000
     SmallCap Blend Fund                              12,709,358.655         789,179.942         311,188.937        397,628.000
     SmallCap Growth Fund                              3,853,911.404         459,741.464          99,252.565        821,896.000
     SmallCap S&P 600 Index Fund                      17,191,418.538       1,994,274.613         777,141.377        444,592.000
     SmallCap Value Fund                               9,222,622.712         947,619.516         242,860.565        382,686.000
     Tax-Exempt Bond Fund                              6,046,201.041         120,254.913          91,773.064      1,069,941.000
     Ultra Short Bond Fund                            24,477,267.877       1,851,560.329         675,527.665      1,287,879.000

3. Approval of Amendments Changing Rule 12b-1 Plans for Class A and Class B
Shares from "Reimbursement" to "Compensation" Plans:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Bond & Mortgage Securities Fund - A               7,656,671.470         488,484.828         175,505.134        626,489.000
     Bond & Mortgage Securities Fund - B               1,033,832.043          26,368.204          22,164.778        144,889.000
     Disciplined LargeCap Blend Fund - A               2,694,182.505         121,068.791          63,899.134        141,745.000
     Disciplined LargeCap Blend Fund - B                 352,007.476           8,879.945          13,577.374         53,583.000
     Diversified International Fund - A               10,820,940.104         454,842.150         314,923.954      1,689,290.000
     Diversified International Fund - B                1,596,192.395          46,143.312          40,770.897        166,490.000
     Equity Income Fund - A                            3,626,041.820         141,428.049          97,228.725        653,234.000
     Equity Income Fund - B                              431,011.767          18,024.904          12,226.210         92,244.000
     Government & High Quality Bond Fund - A           9,952,818.900         376,993.505         327,637.961      1,553,351.000
     Government & High Quality Bond Fund - B           1,505,644.177          49,394.991          53,188.683        400,446.000
     Inflation Protection Fund - A                       215,452.653          30,315.210           3,632.670         87,412.000
     International Emerging Markets Fund - A           1,353,050.129          38,740.400          33,102.307        390,898.000
     International Emerging Markets Fund - B             277,124.188          13,405.536           5,963.034         40,122.000
     LargeCap Growth Fund - A                         16,473,304.044       1,151,855.578         559,605.216        854,589.000
     LargeCap Growth Fund - B                          1,706,280.339          74,765.915          47,270.117        111,656.000
     LargeCap S&P 500 Index Fund - A                   3,808,675.074         113,110.541         171,427.495        327,993.000
     LargeCap Value Fund - A                          10,207,463.484         610,179.372         309,301.116        739,637.000
     LargeCap Value Fund - B                             833,888.933          30,215.816          24,111.314         68,495.000
     MidCap Blend Fund - A                            16,274,506.374         905,114.991         524,715.912      2,323,492.000
     MidCap Blend Fund - B                             1,942,925.192          73,490.767          58,090.430        401,550.000
     Money Market Fund - A                           212,972,828.404       7,132,524.431       2,997,230.905        734,038.000
     Money Market Fund - B                             1,464,223.750          18,295.300           3,686.930        114,533.000
     Partners LargeCap Blend Fund - A                  2,092,781.717          63,705.644          59,000.932        564,537.000
     Partners LargeCap Blend Fund - B                    947,357.190          26,761.841          26,376.281        149,570.000
     Partners LargeCap Blend Fund I - A                6,928,321.623         334,946.162         166,994.271        397,285.000
     Partners LargeCap Blend Fund I - B                  884,590.692          39,179.859          24,472.563         57,447.000
     Partners LargeCap Growth Fund I - A               2,575,175.083          73,232.665          79,516.898        279,903.000
     Partners LargeCap Growth Fund I - B                 784,028.734          19,454.769          19,171.848         73,121.000
     Partners LargeCap Growth Fund II - A                 29,354.362           2,504.316               0.000          3,387.000
     Partners LargeCap Value Fund - A                  1,760,602.695          57,306.351          62,254.281        356,498.000
     Partners LargeCap Value Fund - B                    610,744.078          18,953.275          24,090.772        109,133.000
     Partners MidCap Growth Fund - A                   1,254,816.268          61,058.590          32,487.849        170,552.000
     Partners MidCap Growth Fund - B                     490,918.658          24,021.637           6,758.578         53,540.000
     Partners MidCap Growth Fund I - A                    65,330.884             209.191           3,272.170         16,062.000
     Partners MidCap Value Fund - A                      297,824.906          13,196.124           6,745.822        130,661.000
     Partners MidCap Value Fund - B                       40,627.258             338.857               0.000          3,751.000
     Partners SmallCap Growth Fund II - A                747,804.728          38,301.182          27,807.935         93,130.000
     Partners SmallCap Growth Fund II - B                361,605.445           6,328.099          10,959.800         32,694.000
     Preferred Securities Fund - A                       337,959.507          28,449.001           5,444.893        188,648.000
     Principal LifeTime 2010 Fund - A                    613,220.079          13,802.896           5,051.078         54,064.000
     Principal LifeTime 2020 Fund - A                    725,093.292          24,990.908           8,971.216        117,349.000
     Principal LifeTime 2020 Fund - B                    150,664.352          11,895.977           3,376.658         45,188.000
     Principal LifeTime 2030 Fund - A                    489,004.040           8,374.236           8,399.440         95,289.000
     Principal LifeTime 2030 Fund - B                    131,000.579             152.177             856.739         17,070.000
     Principal LifeTime 2040 Fund - A                    255,571.496           7,456.551           8,670.518         58,384.000
     Principal LifeTime 2040 Fund - B                    111,447.728           5,452.995           7,104.856         45,691.000
     Principal LifeTime 2050 Fund - A                    157,943.201             688.839             841.684         45,068.000
     Principal LifeTime 2050 Fund - B                      9,891.273               0.000               0.000          4,096.000
     Principal LifeTime Strategic Income Fund - A        257,147.646           4,044.197           1,091.062         86,236.000
     Principal LifeTime Strategic Income Fund - B          4,095.520               0.000               0.000              0.000
     Real Estate Securities Fund - A                   1,788,029.148          50,101.618          58,379.523        632,866.000
     Real Estate Securities Fund - B                     433,756.113          15,751.601           8,783.290        128,161.000
     Short-Term Bond Fund - A                          3,523,886.450         131,884.631          78,688.459      1,104,189.000
     SmallCap Blend Fund - A                           2,882,532.250         147,610.464          85,623.845        225,335.000
     SmallCap Blend Fund - B                             639,839.902          34,792.162          18,083.624         97,814.000
     SmallCap Value Fund - A                             231,236.624             927.635           1,160.393         82,399.000
     SmallCap Value Fund - B                              39,265.100             194.869             124.542          5,954.000
     Tax-Exempt Bond Fund - A                          5,574,039.986         142,348.080         298,193.088      1,009,383.000
     Tax-Exempt Bond Fund - B                            220,997.060           1,789.254          20,861.550         60,558.000
     Ultra Short Bond Fund - A                           931,634.426          17,999.836           9,440.393        700,234.000

4. Approval of an Amendment to the Management Agreement for the LargeCap Growth
Fund Increasing Management Fees:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     LargeCap Growth Fund                             76,286,842.155       8,734,133.445         622,009.364      7,313,864.000

5. Approval of a Sub-Advisory Agreement with Columbus Circle Investors for the
Partners SmallCap Growth Fund III:

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Partners SmallCap Growth Fund III                18,231,165.946          93,336.537           4,682.944              0.000

6. Approval of the Reclassification of the Real Estate Securities Fund from
"Diversified" to "Non-Diversified:"

                                                                                                                      Broker
                                                        In Favor               Opposed            Abstain            Non-Vote
     Real Estate Securities Fund                      38,583,974.311       3,730,809.066       1,562,250.241      1,216,137.000

                         Special Meeting of Shareholders
               Principal Investors Fund, Inc. - Equity Income Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Equity Income Fund into the Equity Income Fund I:

        In Favor                   Opposed                   Abstain
        --------                   -------                   -------
      4,248,959.815              94,529.684                122,355.575

                         Special Meeting of Shareholders
         Principal Investors Fund, Inc. - Partners LargeCap Growth Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Partners LargeCap Growth Fund into the Partners LargeCap Growth Fund
     II:

         In Favor                   Opposed                   Abstain
         --------                   -------                   -------
      11,562,401.360              29,041.746                35,919.188

                         Special Meeting of Shareholders
              Principal Investors Fund, Inc. - Tax-Exempt Bond Fund
                             Held December 15, 2006

1. Approval of a Plan of Reorganization providing for the reorganization of the Tax-Exempt Bond Fund into the Tax-Exempt Bond Fund I:

        In Favor                   Opposed                   Abstain
        --------                   -------                   -------
      6,340,064.585              92,148.924                178,574.061

                           [LOGO OF PRINCIPAL FUNDS]

                          WE'LL GIVE YOU AN EDGE(SM)

    A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call
                                 800-247-4123.

For more information about these funds, including their full names, please see the Principal Investors Fund, Inc. prospectus or visit www.principalfunds.com.

 Principal Investors Fund, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group(R). Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation, and Principal
     Investors Fund, Inc. are collectively referred to as Principal Funds.

                                Distributed by:
                       Principal Funds Distributor, Inc.
                                  Member NASD

                        FV 429 | 06/2007 | #3956062009
                   (C)2007 Principal Funds Distributor, Inc.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.




ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
             ---------------------------------------------------------



By       /s/ Ralph C. Eucher
         -----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date     6/18/2007
         ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Ralph C. Eucher
         -----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date     6/18/2007
         ---------------------



By       /s/ Michael J. Beer
         -----------------------------------------------------------------

         Michael J. Beer, Executive Vice President and Chief Financial Officer

Date     6/18/2007
         ---------------------